UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-07572

Principal Funds, Inc.

(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392-2080 (Address of principal executive offices)

Principal Management Corporation, Des Moines, IA 50392-2080 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	October 31, 2010
Date of reporting period:	January 31, 2010

ITEM 1 – SCHEDULE OF INVESTMENTS

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2010 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)
COMMON STOCKS (0.01%)			BONDS (continued)
Diversified Financial Services (0.01%)			Asset Backed Securities (continued)
CIT Group Inc (a)	3,806 $	121	Countrywide Asset-Backed Certificates
TOTAL COMMON STOCKS	$ 121		(continued)
			0.39%, 2/25/2037 (d)	$ 7,775 $	6,314
	Principal		0.40%, 6/25/2037 (d)	4,032	1,518
	Amount	Value	0.36%, 11/25/2037 (d)	5,320	3,838
	(000's)	(000's)	Countrywide Home Equity Loan Trust
BONDS (66.42%)			0.46%, 12/15/2035 (d)	935	271
Aerospace & Defense (0.21%)			0.43%, 5/15/2036 (d)	3,149	735
Boeing Co/The			First-Citizens Home Equity Loan LLC
3.75%, 11/20/2016	$ 4,185	4,263	0.44%, 9/15/2022 (b)(d)	971	466
			GMAC Mortgage Corp Loan Trust
Aerospace & Defense Equipment (0.09%)			0.41%, 8/25/2035 (d)	1,528	395
GenCorp Inc			0.44%, 11/25/2036 (d)	10,454	4,426
9.50%, 8/15/2013	1,735	1,778
			Great America Leasing Receivables
			5.39%, 9/15/2011 (b)	851	869
Airlines (0.23%)
			Indymac Residential Asset Backed Trust
American Airlines Pass Through Trust 2001-02			0.42%, 4/25/2037 (d)	2,000	989
7.86%, 10/ 1/2011	835	840
			JP Morgan Mortgage Acquisition Corp
American Airlines Pass Through Trust 2009-1A			0.40%, 4/25/2036 (d)	4,196	3,059
10.38%, 7/ 2/2019	934	1,066
Delta Air Lines Inc			5.45%, 11/25/2036	6,230	5,918
6.72%, 1/ 2/2023	801	723	0.31%, 12/25/2036 (d)	472	355
UAL Pass Through Trust Series 2000-1			0.31%, 3/25/2037 (d)	1,439	1,336
8.03%, 7/ 1/2011	419	582	0.38%, 3/25/2037 (d)	3,820	1,996
United Air Lines Inc			0.39%, 5/25/2037 (d)	7,850	3,598
9.75%, 1/15/2017	710	746	Lehman XS Trust
10.40%, 5/ 1/2018	545	587	1.47%, 11/25/2035 (d)	2,602	1,462
		4,544	Long Beach Mortgage Loan Trust
			0.76%, 6/25/2034 (d)	450	317
Apparel Manufacturers (0.05%)			0.73%, 2/25/2035 (d)	2,444	2,130
Rafaella Apparel Group Inc
11.25%, 6/15/2011	2,105	1,037	0.38%, 7/25/2036 (d)	6,660	2,384
			Marriott Vacation Club Owner Trust
Asset Backed Securities (3.47%)			5.52%, 5/20/2029 (b)(d)	1,078	1,060
Aircraft Certificate Owner Trust			Merrill Lynch Mortgage Investors Inc
6.46%, 9/20/2022 (b)	795	691	0.46%, 7/25/2036 (d)	150	111
7.00%, 9/20/2022 (b)(c)	705	529	MSDWCC Heloc Trust
			0.42%, 7/25/2017 (d)	589	277
Ameriquest Mortgage Securities Inc
0.53%, 3/25/2035 (d)	242	225	Ownit Mortgage Loan Asset Backed Certificates
			0.53%, 8/25/2036 (d)	201	189
0.46%, 7/25/2035 (d)	16	15
			Popular ABS Mortgage Pass-Through Trust
Carrington Mortgage Loan Trust			0.50%, 5/25/2035 (d)	1,456	1,013
0.51%, 12/25/2035 (d)	6,172	5,450
			Residential Asset Mortgage Products Inc
Chase Funding Mortgage Loan Asset-Backed			0.50%, 7/25/2035 (d)	557	492
Certificates
0.83%, 7/25/2033 (d)	2,224	1,963	SACO I Inc
0.98%, 9/25/2033 (d)	664	145	0.37%, 9/25/2036 (d)	913	98
0.69%, 12/25/2033 (d)	41	36	Saxon Asset Securities Trust
			0.75%, 3/25/2035 (d)	1,669	1,276
CNH Equipment Trust
4.12%, 5/15/2012	4,088	4,148	Swift Master Auto Receivables Trust
			0.33%, 6/15/2012 (d)	3,300	3,285
Countrywide Asset-Backed Certificates
1.30%, 1/25/2034 (d)	28	16			69,474
0.75%, 6/25/2035 (d)	2,800	2,123
0.89%, 12/25/2035 (d)	2,600	802
0.52%, 2/25/2036 (d)	3,345	3,154

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Auto/Truck Parts & Equipment - Original (0.03%)			Building - Residential & Commercial (0.11%)
Stanadyne Corp			Desarrolladora Homex SAB de CV
10.00%, 8/15/2014	$ 700 $	637	9.50%, 12/11/2019 (b)	$ 1,356 $	1,390
			Urbi Desarrollos Urbanos SAB de CV
Automobile Sequential (1.22%)			9.50%, 1/21/2020 (b)	827	835
AmeriCredit Automobile Receivables Trust					2,225
0.25%, 4/ 6/2012 (d)	309	308
Capital Auto Receivables Asset Trust			Building & Construction - Miscellaneous (0.04%)
5.52%, 3/15/2011 (d)	3,445	3,460	Dycom Investments Inc
4.68%, 10/15/2012 (d)	6,740	6,968	8.13%, 10/15/2015	830	780
Capital One Auto Finance Trust			Building Products - Cement & Aggregate (0.33%)
0.27%, 10/15/2012 (d)	1,544	1,533
			Lafarge SA
Daimler Chrysler Auto Trust			6.15%, 7/15/2011	1,597	1,691
4.71%, 9/10/2012	3,130	3,215
			Martin Marietta Materials Inc
Ford Credit Auto Owner Trust			0.40%, 4/30/2010 (d)	4,520	4,504
5.30%, 6/15/2012	3,095	3,260
			US Concrete Inc
5.60%, 10/15/2012	1,315	1,406	8.38%, 4/ 1/2014	500	347
5.69%, 11/15/2012 (d)	905	971	Voto-Votorantim Overseas Trading Operations
Hyundai Auto Receivables Trust			NV
0.63%, 1/17/2012 (d)	700	700	6.63%, 9/25/2019 (b)	100	99
Merrill Auto Trust Securitization					6,641
1.38%, 12/15/2010 (d)	226	226
Volkswagen Auto Loan Enhanced Trust			Building Products - Wood (0.07%)
4.50%, 7/20/2012	2,330	2,385	Masco Corp
		24,432	0.55%, 3/12/2010 (d)	1,335	1,333
Beverages - Non-Alcoholic (0.46%)			Cable/Satellite TV (1.84%)
Dr Pepper Snapple Group Inc			Comcast Corp
2.35%, 12/21/2012	3,020	3,051	6.30%, 11/15/2017	1,700	1,879
6.82%, 5/ 1/2018	2,704	3,074	6.45%, 3/15/2037	4,185	4,322
PepsiCo Inc/NC			COX Communications Inc
5.50%, 1/15/2040	2,975	3,006	6.75%, 3/15/2011	305	323
		9,131	5.45%, 12/15/2014	1,805	1,977
Beverages - Wine & Spirits (0.07%)			6.25%, 6/ 1/2018 (b)	2,075	2,241
Constellation Brands Inc			CSC Holdings LLC
8.38%, 12/15/2014	895	958	8.50%, 4/15/2014 (b)	295	313
7.25%, 9/ 1/2016	505	507	DirecTV Holdings LLC / DirecTV Financing
			Co Inc
		1,465	4.75%, 10/ 1/2014 (b)	2,920	3,045
Brewery (1.13%)			7.63%, 5/15/2016	11,950	13,085
Anheuser-Busch Cos Inc			DISH DBS Corp
6.45%, 9/ 1/2037	3,360	3,644	7.75%, 5/31/2015	2,270	2,338
Anheuser-Busch InBev Worldwide Inc			7.88%, 9/ 1/2019	725	749
5.38%, 11/15/2014 (b)	8,080	8,738	Kabel Deutschland GmbH
4.13%, 1/15/2015 (b)	365	375	10.63%, 7/ 1/2014	2,085	2,179
6.88%, 11/15/2019 (b)	8,750	9,926	Rainbow National Services LLC
		22,683	10.38%, 9/ 1/2014 (b)	2,190	2,311
			UPC Holding BV
Broadcasting Services & Programming (0.05%)			9.88%, 4/15/2018 (b)	2,025	2,141
Clear Channel Worldwide Holdings Inc					36,903
9.25%, 12/15/2017 (b)	360	368
9.25%, 12/15/2017 (b)	600	618	Casino Hotels (0.22%)
		986	Harrah's Operating Co Inc
			11.25%, 6/ 1/2017	130	138
			10.00%, 12/15/2018	359	285

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Casino Hotels (continued)			Coal (0.15%)
Harrah's Operating Co Inc (continued)			Arch Coal Inc
10.00%, 12/15/2018	$ 1,331 $	1,058	8.75%, 8/ 1/2016 (b)	$ 975 $	1,038
MGM Mirage			Bumi Capital Pte Ltd
8.50%, 9/15/2010	985	990	12.00%, 11/10/2016 (b)	632	650
13.00%, 11/15/2013	1,470	1,702	Drummond Co Inc
10.38%, 5/15/2014 (b)	215	236	9.00%, 10/15/2014 (b)	1,225	1,280
		4,409			2,968
Casino Services (0.19%)			Coatings & Paint (0.11%)
Choctaw Resort Development Enterprise			Sherwin-Williams Co/The
7.25%, 11/15/2019 (b)	858	601	3.13%, 12/15/2014	2,255	2,277
Peninsula Gaming LLC
8.38%, 8/15/2015 (b)	820	832	Commercial Banks (2.58%)
10.75%, 8/15/2017 (b)	2,280	2,326	American Express Centurion Bank
		3,759	6.00%, 9/13/2017	700	744
			ANZ National International Ltd
Cellular Telecommunications (0.88%)			3.25%, 4/ 2/2012 (b)	460	473
Digicel Group Ltd			Australia & New Zealand Banking Group Ltd
12.00%, 4/ 1/2014 (b)	905	1,004	5.10%, 1/13/2020 (b)	3,300	3,336
9.13%, 1/15/2015 (b)	3,555	3,502	Banco do Brasil Cayman
iPCS Inc			8.50%, 12/29/2049 (b)	2,825	3,002
2.41%, 5/ 1/2013 (d)	560	521	Bank of Nova Scotia
Nextel Communications Inc			2.25%, 1/22/2013	610	616
7.38%, 8/ 1/2015	3,540	3,195	Credit Suisse AG
Rogers Wireless Inc			5.40%, 1/14/2020	8,250	8,239
6.38%, 3/ 1/2014	260	291	Discover Bank/Greenwood DE
VIP Finance Ireland Ltd for OJSC Vimpel			8.70%, 11/18/2019	12,825	14,007
Communications			Halyk Savings Bank of Kazakhstan JSC
9.13%, 4/30/2018 (b)	2,986	3,225	7.25%, 5/ 3/2017 (b)	640	598
Vodafone Group PLC			7.25%, 5/ 3/2017	100	93
0.59%, 6/15/2011 (d)	1,930	1,934	Kazkommerts International BV
0.54%, 2/27/2012 (d)	4,000	3,992	8.50%, 4/16/2013	205	192
		17,664	Nordea Bank AB
Chemicals - Diversified (0.23%)			4.88%, 1/27/2020 (b)(c)	1,600	1,591
Dow Chemical Co/The			Rabobank Nederland NV
5.90%, 2/15/2015	705	765	4.75%, 1/15/2020 (b)	4,645	4,696
8.55%, 5/15/2019	720	861	11.00%, 12/29/2049 (b)(d)	1,560	1,993
Nova Chemicals Corp			RSHB Capital SA for OJSC Russian
8.63%, 11/ 1/2019 (b)	1,425	1,439	Agricultural Bank
			6.30%, 5/15/2017 (b)	136	135
Phibro Animal Health Corp
10.00%, 8/ 1/2013 (b)	500	520	Santander US Debt SA Unipersonal
			3.72%, 1/20/2015 (b)	11,000	11,077
Reichhold Industries Inc
9.00%, 8/15/2014 (b)	1,100	968	VTB Capital SA
			6.88%, 5/29/2018 (b)	400	403
		4,553	Wachovia Bank NA
Chemicals - Specialty (0.04%)			7.80%, 8/18/2010	385	400
NewMarket Corp					51,595
7.13%, 12/15/2016	750	743
			Commercial Services (0.06%)
Circuit Boards (0.02%)			Quintiles Transnational Corp
			9.50%, 12/30/2014 (b)	1,150	1,167
Viasystems Inc
12.00%, 1/15/2015 (b)	370	396
			Computer Services (0.25%)
			Affiliated Computer Services Inc
			5.20%, 6/ 1/2015	3,590	3,729

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Computer Services (continued)			Diversified Banking Institutions (continued)
SunGard Data Systems Inc			GMAC Inc
10.25%, 8/15/2015	$ 1,255 $	1,302	6.88%, 9/15/2011	$ 886 $	886
		5,031	6.00%, 12/15/2011	1,149	1,127
Computers - Memory Devices (0.11%)			6.63%, 5/15/2012	588	584
Seagate Technology HDD Holdings			Goldman Sachs Group Inc/The
6.80%, 10/ 1/2016	1,370	1,365	0.50%, 8/ 5/2011 (d)	3,500	3,483
Seagate Technology International/Cayman			0.46%, 2/ 6/2012 (d)	2,000	1,991
Islands			5.63%, 1/15/2017	1,475	1,513
10.00%, 5/ 1/2014 (b)	690	790	6.45%, 5/ 1/2036	880	835
		2,155	JP Morgan Chase & Co
Consumer Products - Miscellaneous (0.03%)			5.25%, 5/ 1/2015	3,840	3,995
Yankee Acquisition Corp/MA			Morgan Stanley
9.75%, 2/15/2017	573	573	4.10%, 1/26/2015	13,120	13,051
			5.50%, 1/26/2020	7,990	7,930
Containers - Paper & Plastic (0.06%)			Royal Bank of Scotland Group PLC
Plastipak Holdings Inc			5.00%, 10/ 1/2014	220	204
8.50%, 12/15/2015 (b)	750	765	5.05%, 1/ 8/2015	1,215	1,108
10.63%, 8/15/2019 (b)	310	341	4.70%, 7/ 3/2018	218	166
		1,106	6.40%, 10/21/2019	4,450	4,576
					81,297
Credit Card Asset Backed Securities (0.62%)
BA Credit Card Trust			Diversified Financial Services (0.43%)
0.93%, 12/15/2014 (d)	3,000	3,011	CEDC Finance Corp International Inc
Cabela's Master Credit Card Trust			9.13%, 12/ 1/2016 (b)	1,776	1,865
4.31%, 12/16/2013 (b)	3,600	3,683	CIT Group Inc
Discover Card Master Trust			7.00%, 5/ 1/2013	44	40
5.65%, 3/16/2020	2,525	2,780	7.00%, 5/ 1/2014	66	60
GE Capital Credit Card Master Note Trust			7.00%, 5/ 1/2015	66	58
0.41%, 3/15/2015 (d)	3,160	2,984	7.00%, 5/ 1/2016	111	95
		12,458	7.00%, 5/ 1/2017	155	132
Cruise Lines (0.07%)			General Electric Capital Corp
Royal Caribbean Cruises Ltd			6.00%, 8/ 7/2019	3,000	3,105
6.88%, 12/ 1/2013	1,400	1,386	6.38%, 11/15/2067 (d)	1,045	918
			TNK-BP Finance SA
Data Processing & Management (0.08%)			6.63%, 3/20/2017 (b)	1,540	1,521
First Data Corp			7.25%, 2/ 2/2020 (b)(c)(e)	800	786
9.88%, 9/24/2015	235	210			8,580
10.55%, 9/24/2015	1,676	1,424
			Diversified Manufacturing Operations (0.64%)
		1,634	Textron Inc
Distribution & Wholesale (0.04%)			6.20%, 3/15/2015	1,720	1,828
McJunkin Red Man Corp			Tyco Electronics Group SA
9.50%, 12/15/2016 (b)	730	728	6.00%, 10/ 1/2012	1,740	1,886
			7.13%, 10/ 1/2037	3,100	3,399
Diversified Banking Institutions (4.06%)			Tyco International Finance SA
Bank of America Corp			4.13%, 10/15/2014	2,750	2,866
6.00%, 9/ 1/2017	6,120	6,349	Tyco International Ltd / Tyco International
5.65%, 5/ 1/2018	1,780	1,797	Finance SA
8.00%, 12/29/2049 (d)	3,580	3,399	6.88%, 1/15/2021	2,460	2,857
Citigroup Inc					12,836
5.63%, 8/27/2012	5,150	5,407	Diversified Minerals (1.05%)
6.01%, 1/15/2015	22,000	22,896	Rio Tinto Finance USA Ltd
			8.95%, 5/ 1/2014	2,685	3,239

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Diversified Minerals (continued)			Electric - Integrated (continued)
Rio Tinto Finance USA Ltd (continued)			Mirant Mid Atlantic Pass Through Trust C
6.50%, 7/15/2018	$ 3,770 $	4,186	10.06%, 12/30/2028	$ 2,762 $	2,985
9.00%, 5/ 1/2019	540	689	Nisource Finance Corp
Teck Resources Ltd			5.25%, 9/15/2017	770	778
9.75%, 5/15/2014	6,000	6,855	6.40%, 3/15/2018	1,850	1,971
10.25%, 5/15/2016	4,070	4,650	6.13%, 3/ 1/2022	2,995	3,124
10.75%, 5/15/2019	1,245	1,466	Northern States Power Co/MN
		21,085	5.35%, 11/ 1/2039	745	728
			Ohio Power Co
Diversified Operations (0.24%)			0.43%, 4/ 5/2010 (d)	2,870	2,870
Hutchison Whampoa International 09/16 Ltd			PacifiCorp
4.63%, 9/11/2015 (b)	4,800	4,887	5.65%, 7/15/2018	1,100	1,189

Electric - Distribution (0.01%)			6.25%, 10/15/2037	225	246
Majapahit Holding BV			United Maritime Group LLC/United Maritime
			Group Finance Corp
7.75%, 1/20/2020 (b)	264	273	11.75%, 6/15/2015 (b)	720	725
Electric - Generation (0.46%)					33,242
AES Corp/The			Electronic Components - Miscellaneous (0.14%)
9.75%, 4/15/2016 (b)	1,610	1,743	NXP BV / NXP Funding LLC
CE Generation LLC			3.00%, 10/15/2013 (d)	1,575	1,315
7.42%, 12/15/2018	821	823	9.50%, 10/15/2015	1,760	1,492
Elwood Energy LLC					2,807
8.16%, 7/ 5/2026	1,957	1,866
Indiantown Cogeneration LP			Electronic Components - Semiconductors (0.09%)
9.26%, 12/15/2010	1,624	1,656	National Semiconductor Corp
Reliant Energy Mid-Atlantic Power Holdings			0.50%, 6/15/2010 (d)	1,725	1,709
LLC
9.24%, 7/ 2/2017	2,591	2,766	Electronics - Military (0.17%)
Tenaska Oklahoma			L-3 Communications Corp
6.53%, 12/30/2014 (b)	298	270	5.20%, 10/15/2019 (b)	3,260	3,320
		9,124
			Energy - Alternate Sources (0.05%)
Electric - Integrated (1.66%)			Headwaters Inc
Baltimore Gas & Electric Co			11.38%, 11/ 1/2014 (b)	965	1,013
5.90%, 10/ 1/2016	1,230	1,313
CMS Energy Corp			Finance - Auto Loans (0.55%)
6.25%, 2/ 1/2020	2,700	2,688	Credit Acceptance Corp
Enel Finance International SA			9.13%, 2/ 1/2017 (b)	505	498
3.88%, 10/ 7/2014 (b)	2,315	2,362	Ford Motor Credit Co LLC
5.13%, 10/ 7/2019 (b)	2,000	2,027	7.80%, 6/ 1/2012	2,885	2,925
Energy Future Holdings Corp			Nissan Motor Acceptance Corp
9.75%, 10/15/2019	751	758	3.25%, 1/30/2013 (b)	1,280	1,283
10.00%, 1/15/2020 (b)	605	622	4.50%, 1/30/2015 (b)	6,385	6,411
Energy Future Intermediate Holding Co LLC					11,117
9.75%, 10/15/2019	918	926	Finance - Commercial (0.25%)
Exelon Generation Co LLC			Textron Financial Corp
5.20%, 10/ 1/2019	2,000	2,041	0.39%, 2/25/2011 (d)	5,325	5,073
Jersey Central Power & Light Co
7.35%, 2/ 1/2019	2,825	3,310	Finance - Consumer Loans (0.40%)
6.15%, 6/ 1/2037	335	344	HSBC Finance Capital Trust IX
Mirant Americas Generation LLC			5.91%, 11/30/2035	650	548
8.30%, 5/ 1/2011	1,360	1,385	HSBC Finance Corp
8.50%, 10/ 1/2021	885	850	5.50%, 1/19/2016	1,000	1,068

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Finance - Consumer Loans (continued)			Food - Miscellaneous/Diversified (0.02%)
SLM Corp			B&G Foods Inc
0.41%, 7/26/2010 (d)	$ 3,500 $	3,443	7.63%, 1/15/2018	$ 360 $	364
4.50%, 7/26/2010	2,865	2,880
		7,939	Food - Retail (0.07%)
			Delhaize America Inc
Finance - Credit Card (0.59%)			9.00%, 4/15/2031	1,155	1,475
Capital One Bank USA NA
6.50%, 6/13/2013	1,100	1,194	Gambling (Non-Hotel) (0.06%)
Discover Financial Services			Pinnacle Entertainment Inc
6.45%, 6/12/2017	775	775	7.50%, 6/15/2015	965	892
10.25%, 7/15/2019	8,300	9,911	8.63%, 8/ 1/2017 (b)	290	291
		11,880			1,183
Finance - Investment Banker & Broker (1.72%)			Gold Mining (0.04%)
E*Trade Financial Corp			Barrick Australian Finance Pty Ltd
7.38%, 9/15/2013	1,565	1,506	5.95%, 10/15/2039	735	727
12.50%, 11/30/2017	775	895
Macquarie Group Ltd			Home Equity - Other (1.71%)
6.00%, 1/14/2020 (b)	6,405	6,330	Asset Backed Funding Certificates
Merrill Lynch & Co Inc			0.47%, 7/25/2035 (d)	29	29
0.50%, 2/ 5/2010 (d)	1,500	1,500	Asset Backed Securities Corp Home Equity
0.48%, 11/ 1/2011 (d)	4,650	4,594	0.33%, 7/25/2036 (d)	1,138	1,078
0.49%, 6/ 5/2012 (d)	2,300	2,252	Bear Stearns Asset Backed Securities Trust
Morgan Stanley			0.83%, 3/25/2034 (d)	1,098	730
5.30%, 3/ 1/2013	5,500	5,893	0.39%, 8/25/2036 (d)	7,145	3,388
TD Ameritrade Holding Corp			0.42%, 5/25/2037 (d)	3,200	1,817
4.15%, 12/ 1/2014	5,160	5,184	CDC Mortgage Capital Trust
5.60%, 12/ 1/2019	5,200	5,256	1.09%, 6/25/2034 (d)	539	346
UBS Preferred Funding Trust V			Countrywide Asset-Backed Certificates
6.24%, 5/29/2049	1,200	994	6.09%, 6/25/2021 (d)	3,434	1,667
		34,404	First NLC Trust
			0.56%, 5/25/2035 (d)	478	247
Finance - Mortgage Loan/Banker (0.35%)			0.53%, 9/25/2035 (d)	1,286	1,261
Countrywide Financial Corp			GMAC Mortgage Corp Loan Trust
6.25%, 5/15/2016	3,820	3,940	5.75%, 10/25/2036	2,959	1,656
Fannie Mae
6.00%, 5/15/2011 (f)	75	80	5.81%, 10/25/2036	1,711	898
SLM Student Loan Trust			6.05%, 12/25/2037 (d)	3,620	1,913
0.80%, 10/25/2017 (d)	3,000	3,023	GSAA Trust
		7,043	0.37%, 4/25/2047 (d)	8,765	941
			HSI Asset Securitization Corp Trust
Finance - Other Services (0.13%)			0.37%, 1/25/2037 (d)	6,548	4,722
Icahn Enterprises LP / Icahn Enterprises			Indymac Residential Asset Backed Trust
Finance Corp			0.47%, 8/25/2035 (d)	103	101
7.75%, 1/15/2016 (b)	1,435	1,378	JP Morgan Mortgage Acquisition Corp
Lukoil International Finance BV			0.38%, 8/25/2036 (d)	1,850	1,417
7.25%, 11/ 5/2019 (b)	200	204	Morgan Stanley ABS Capital I
Pinnacle Foods Finance LLC / Pinnacle Foods			1.10%, 12/25/2034 (d)	396	57
Finance Corp			New Century Home Equity Loan Trust
9.25%, 4/ 1/2015 (b)	1,050	1,055	0.52%, 3/25/2035 (d)	85	79
		2,637	Option One Mortgage Loan Trust
Food - Meat Products (0.02%)			1.28%, 5/25/2034 (d)	869	679
Sigma Alimentos SA			1.23%, 2/25/2035 (d)(g)	164	25
6.88%, 12/16/2019 (b)	325	337	0.68%, 3/25/2037 (d)(g)	4,325	61

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Home Equity - Other (continued)			Life & Health Insurance (continued)
Residential Asset Securities Corp			Lincoln National Corp (continued)
0.38%, 9/25/2036 (d)	$ 7,900 $	5,664	7.00%, 5/17/2066 (d)	$ 5,535 $	4,636
Saxon Asset Securities Trust			Pacific Life Global Funding
1.93%, 3/25/2035 (d)	410	136	0.48%, 6/22/2011 (b)(d)	2,500	2,382
Specialty Underwriting & Residential Finance			Sun Life Financial Global Funding LP
1.00%, 2/25/2035 (d)	516	445	0.51%, 7/ 6/2010 (b)(d)	1,750	1,749
WAMU Asset-Backed Certificates			Teachers Insurance & Annuity Association of
0.40%, 5/25/2037 (d)	4,000	2,024	America
0.40%, 7/25/2047 (d)	6,850	2,703	6.85%, 12/16/2039 (b)	6,550	7,059
Wells Fargo Home Equity Trust					16,729
0.73%, 4/25/2034 (d)	407	260	Marine Services (0.06%)
		34,344	Great Lakes Dredge & Dock Corp
Home Equity - Sequential (0.15%)			7.75%, 12/15/2013	495	495
Countrywide Asset-Backed Certificates			Trico Shipping AS
5.39%, 4/25/2036	2,813	1,431	11.88%, 11/ 1/2014 (b)	670	704
5.51%, 8/25/2036	2,562	1,619			1,199
Residential Asset Securities Corp			Medical - Biomedical/Gene (0.11%)
4.70%, 10/25/2031	16	15	Bio-Rad Laboratories Inc
		3,065	8.00%, 9/15/2016 (b)	415	430
Hotels & Motels (0.12%)			Talecris Biotherapeutics Holdings Corp
Grupo Posadas SAB de CV			7.75%, 11/15/2016 (b)	1,835	1,872
9.25%, 1/15/2015 (b)	323	331			2,302
Wyndham Worldwide Corp			Medical - Drugs (0.11%)
9.88%, 5/ 1/2014	1,840	2,088	Axcan Intermediate Holdings Inc
		2,419	9.25%, 3/ 1/2015	2,000	2,130
Housewares (0.01%)
			Medical - Generic Drugs (0.18%)
Libbey Glass Inc
10.00%, 2/15/2015 (b)(e)	290	294	Watson Pharmaceuticals Inc
			5.00%, 8/15/2014	1,980	2,069
Import & Export (0.04%)			6.13%, 8/15/2019	1,490	1,583
Minerva Overseas II Ltd					3,652
10.88%, 11/15/2019 (b)	880	865	Medical - HMO (0.06%)
			Multiplan Inc
Independent Power Producer (0.20%)			10.38%, 4/15/2016 (b)	1,225	1,262
NRG Energy Inc
7.25%, 2/ 1/2014	2,645	2,655	Medical - Hospitals (0.43%)
7.38%, 1/15/2017	1,355	1,346	Community Health Systems Inc
		4,001	8.88%, 7/15/2015	1,305	1,349
Industrial Gases (0.08%)			HCA Inc
Air Products & Chemicals Inc			9.63%, 11/15/2016	2,250	2,385
4.38%, 8/21/2019	1,675	1,690	9.88%, 2/15/2017 (b)	200	217
			HCA Inc/DE
Investment Management & Advisory Services (0.05%)			9.25%, 11/15/2016	500	527
Ameriprise Financial Inc			8.50%, 4/15/2019 (b)	810	857
5.35%, 11/15/2010	2	2	IASIS Healthcare LLC / IASIS Capital Corp
Janus Capital Group Inc			8.75%, 6/15/2014	2,000	2,030
6.95%, 6/15/2017 (d)	1,040	1,030	Tenet Healthcare Corp
		1,032	9.25%, 2/ 1/2015 (d)	1,300	1,346
					8,711
Life & Health Insurance (0.83%)
Lincoln National Corp
5.65%, 8/27/2012	865	903

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Medical - Outpatient & Home Medical Care (0.14%)			Mortgage Backed Securities (continued)
Select Medical Corp			Banc of America Commercial Mortgage Inc
7.63%, 2/ 1/2015	$ 2,920 $	2,862	(continued)
			5.69%, 4/10/2049 (d)	$ 11,120 $	9,933
Medical - Wholesale Drug Distribution (0.18%)			5.66%, 6/10/2049 (d)	5,600	4,936
AmerisourceBergen Corp			5.66%, 6/10/2049 (d)	800	499
5.63%, 9/15/2012	2,175	2,359	5.49%, 2/10/2051	2,760	2,490
4.88%, 11/15/2019	1,255	1,269	5.74%, 2/10/2051 (d)	3,800	3,528
		3,628	6.17%, 2/10/2051 (d)	6,860	6,546
Medical Instruments (0.91%)			Banc of America Funding Corp
Boston Scientific Corp			0.31%, 7/20/2036 (d)	471	460
4.50%, 1/15/2015	6,955	7,006	0.51%, 7/20/2036 (d)	5,964	1,666
5.13%, 1/12/2017	1,850	1,851	Banc of America Large Loan Inc
6.00%, 1/15/2020	8,430	8,517	5.20%, 1/25/2017 (b)	5,995	6,003
7.00%, 11/15/2035	850	849	BCRR Trust
			6.50%, 7/17/2017 (b)	3,000	2,971
		18,223
			5.86%, 12/15/2043 (b)	1,975	1,470
Medical Laboratory & Testing Service (0.19%)			Bear Stearns Alt-A Trust
Quest Diagnostics Inc/DE			0.51%, 7/25/2035 (d)	313	80
4.75%, 1/30/2020	820	819	Bear Stearns Mortgage Funding Trust
Roche Holdings Inc			0.44%, 7/25/2036 (d)	7,278	3,885
6.00%, 3/ 1/2019 (b)	2,645	2,921	Bella Vista Mortgage Trust
		3,740	0.48%, 5/20/2045 (d)(g)	727	416
Medical Products (0.13%)			Citigroup Commercial Mortgage Trust
Angiotech Pharmaceuticals Inc			0.52%, 10/15/2049 (d)	62,510	1,014
4.01%, 12/ 1/2013 (d)	3,070	2,579	6.10%, 12/10/2049 (d)	1,970	1,862
			Citigroup/Deutsche Bank Commercial
Metal - Diversified (0.01%)			Mortgage Trust
Vedanta Resources PLC			0.42%, 10/15/2048 (d)	103,087	1,447
9.50%, 7/18/2018 (b)	100	107	0.09%, 12/11/2049 (b)(d)	120,328	1,023
			Commercial Mortgage Loan Trust
Miscellaneous Manufacturers (0.02%)			6.02%, 9/10/2017 (d)	5,260	4,795
Trimas Corp			Commercial Mortgage Pass Through Certificates
9.75%, 12/15/2017 (b)	425	424	5.82%, 12/10/2049 (d)	6,390	6,064
			Countrywide Alternative Loan Trust
Money Center Banks (1.00%)			0.45%, 5/25/2035 (d)	24	14
Deutsche Bank AG/London			1.85%, 7/20/2035 (d)	924	467
2.38%, 1/11/2013	6,400	6,405	0.65%, 12/25/2035 (d)(g)	3,662	964
Lloyds TSB Bank PLC			0.51%, 6/25/2036 (d)(g)	5,586	1,182
5.80%, 1/13/2020 (b)	13,710	13,558	Countrywide Asset-Backed Certificates
		19,963	0.51%, 11/25/2035 (d)	404	364
Mortgage Backed Securities (14.70%)			0.50%, 1/25/2036 (d)	3,220	2,476
Adjustable Rate Mortgage Trust			Countrywide Home Loan Mortgage Pass
0.80%, 2/25/2035 (d)	285	161	Through Trust
			0.43%, 4/25/2046 (d)	5,950	2,992
0.51%, 6/25/2035 (d)	701	636
			Credit Suisse First Boston Mortgage Securities
4.94%, 11/25/2035 (d)	1,600	1,529	Corp
0.50%, 8/25/2036 (d)(g)	4,771	746	0.26%, 5/15/2036 (b)(d)	9,870	39
Banc of America Commercial Mortgage Inc			0.33%, 11/15/2037 (b)(d)	20,604	372
0.25%, 7/10/2042	196,666	1,387	Credit Suisse Mortgage Capital Certificates
4.97%, 7/10/2043	1,390	394	5.38%, 12/15/2016 (b)	3,250	2,181
5.45%, 1/15/2049	3,370	3,031	5.83%, 6/15/2038 (d)	2,990	2,691
5.67%, 1/15/2049 (b)(d)	1,335	134	5.72%, 6/15/2039 (d)	3,600	2,978
5.63%, 4/10/2049	4,535	4,603	0.57%, 9/15/2039 (b)	68,454	1,217

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Credit Suisse Mortgage Capital Certificates			Impac CMB Trust (continued)
(continued)			0.66%, 4/25/2035 (d)	$ 332 $	55
0.15%, 12/15/2039	$ 20,001 $	300	0.48%, 5/25/2037 (d)(g)	3,790	2,899
5.42%, 2/15/2040	4,000	2,519	Indymac Index Mortgage Loan Trust
5.69%, 9/15/2040 (d)	7,470	6,203	0.83%, 4/25/2034 (d)	205	105
Developers Diversified Realty Corp			0.46%, 4/25/2035 (d)	561	299
3.81%, 10/14/2014 (b)	498	499	0.49%, 6/25/2035 (d)	4,679	2,452
Fannie Mae			0.53%, 8/25/2035 (d)	944	553
1.29%, 10/25/2011 (c)(d)	74,881	1,158	0.41%, 2/25/2037 (d)	3,744	2,114
0.53%, 2/25/2018 (d)	466	466	0.47%, 6/25/2037 (d)(g)	6,125	3,163
0.48%, 11/25/2022 (d)	652	647	JP Morgan Chase Commercial Mortgage
0.43%, 1/25/2023 (d)	829	823	Securities Corp
0.53%, 2/25/2032 (d)	1,024	1,019	5.43%, 11/15/2016	2,460	2,358
0.48%, 3/25/2035 (d)	583	578	5.63%, 12/ 5/2019 (b)	2,565	2,647
6.41%, 3/25/2039 (d)	3,322	3,441	5.11%, 9/12/2037 (d)	300	169
6.34%, 4/25/2039 (d)	2,138	2,201	5.45%, 6/12/2041 (d)	3,205	2,143
6.50%, 2/25/2047	1,744	1,888	5.40%, 5/15/2045 (d)	3,085	2,953
Fannie Mae Whole Loan			5.44%, 5/15/2045 (d)	2,725	2,123
0.43%, 5/25/2035 (d)	1,443	1,427	5.62%, 5/15/2045 (d)	1,350	315
First Union National Bank Commercial			5.28%, 5/15/2047	1,811	1,844
Mortgage Securities Inc			5.30%, 5/15/2047 (d)(g)	1,555	1,584
6.14%, 2/12/2034	144	151
Freddie Mac			5.31%, 1/15/2049	250	245
0.53%, 6/15/2018 (d)	672	668	5.82%, 6/15/2049 (d)	3,000	2,740
0.68%, 6/15/2023 (d)	1,064	1,049	6.10%, 2/12/2051 (d)	2,040	998
0.63%, 7/15/2023 (d)	6,462	6,415	6.20%, 2/12/2051 (b)(d)	2,250	557
0.58%, 2/15/2030 (d)	497	496	0.57%, 2/15/2051 (d)	104,555	1,717
0.58%, 5/15/2030 (d)	418	416	JP Morgan Mortgage Trust
5.50%, 9/15/2031 (d)	5,025	5,367	5.79%, 6/25/2036 (d)	1,825	1,307
GE Capital Commercial Mortgage Corp			5.96%, 6/25/2036 (d)	662	587
0.21%, 5/10/2014	16,208	112	LB-UBS Commercial Mortgage Trust
5.61%, 4/10/2017 (d)	7,360	4,484	5.42%, 1/15/2017	100	90
0.60%, 3/10/2040 (b)(d)	14,760	99	6.37%, 12/15/2028	400	420
GMAC Commercial Mortgage Securities Inc			5.45%, 9/15/2039	870	495
0.84%, 3/10/2038 (b)(d)	7,252	69	0.51%, 2/15/2040 (d)	14,794	287
Greenpoint Mortgage Funding Trust			5.56%, 2/15/2040 (d)	3,115	1,325
0.50%, 6/25/2045 (d)	552	159	0.30%, 7/15/2040 (b)	70,650	1,299
0.53%, 6/25/2045 (d)	488	88	5.86%, 7/15/2040 (d)	750	678
Greenwich Capital Commercial Funding Corp			6.24%, 7/17/2040 (d)	1,540	391
5.44%, 3/10/2039 (d)	3,180	2,946	6.15%, 4/15/2041 (d)	2,300	1,352
5.51%, 3/10/2039	3,775	2,028	6.15%, 4/15/2041 (d)	2,250	2,207
5.74%, 12/10/2049	1,840	1,715	0.37%, 9/15/2045	59,929	1,162
GS Mortgage Securities Corp II			5.87%, 9/15/2045 (d)	3,000	2,807
0.67%, 11/10/2039 (b)	37,668	976	Luminent Mortgage Trust
5.81%, 8/10/2045 (d)	11,900	10,347	0.42%, 5/25/2046 (d)	2,185	1,046
GSR Mortgage Loan Trust			Merrill Lynch Mortgage Investors Inc
0.59%, 12/25/2035 (d)	515	250	0.58%, 8/25/2036 (d)	297	166
0.49%, 8/25/2046 (d)(g)	4,254	1,127	Merrill Lynch Mortgage Trust
Harborview Mortgage Loan Trust			5.78%, 8/12/2016	4,000	3,235
0.47%, 5/19/2047 (d)	6,382	1,709	Merrill Lynch/Countrywide Commercial
Impac CMB Trust			Mortgage Trust
1.23%, 10/25/2033 (d)	208	124	0.53%, 8/12/2048 (d)	40,445	994

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Merrill Lynch/Countrywide Commercial			WaMu Mortgage Pass Through Certificates
Mortgage Trust (continued)			(continued)
5.70%, 9/12/2049	$ 750 $	682	0.48%, 11/25/2045 (d)	$ 523 $	510
0.63%, 12/12/2049 (d)	116,642	2,424	0.61%, 11/25/2045 (d)(g)	2,343	2,262
5.39%, 12/12/2049 (b)(d)	1,700	338	0.45%, 8/25/2046 (d)(g)	1,940	892
Morgan Stanley Capital I			Washington Mutual Alternative Mortgage
0.48%, 6/12/2012 (d)	5,000	4,186	Pass-Through Certificates
5.36%, 3/15/2044 (d)	8,455	7,657	0.41%, 1/25/2047 (d)	4,819	657
5.63%, 4/12/2049 (d)	825	666	Wells Fargo Mortgage Backed Securities Trust
Morgan Stanley Dean Witter Capital I			4.12%, 10/25/2035 (d)	1,172	982
6.54%, 2/15/2031	4	4			294,507
Morgan Stanley Reremic Trust			Mortgage Banks (0.34%)
3.00%, 1/17/2013 (b)(c)	4,212	4,153	Abbey National Treasury Services PLC/London
5.81%, 8/12/2045 (b)(d)	8,600	8,154	3.88%, 11/10/2014 (b)	6,700	6,792
Nomura Asset Acceptance Corp
0.58%, 2/25/2035 (d)	118	90	Motion Pictures & Services (0.04%)
RBSCF Trust			Lions Gate Entertainment Inc
5.81%, 5/17/2014 (b)	3,030	2,957	10.25%, 11/ 1/2016 (b)	770	784
5.81%, 7/17/2014 (b)(d)	900	693
Residential Accredit Loans Inc			MRI - Medical Diagnostic Imaging (0.04%)
0.42%, 7/25/2037 (d)(g)	8,206	4,272	Alliance HealthCare Services Inc
Sequoia Mortgage Trust			8.00%, 12/ 1/2016 (b)	950	893
0.69%, 2/20/2034 (d)	2,232	1,550
Structured Adjustable Rate Mortgage Loan Trust			Multi-Line Insurance (0.74%)
0.93%, 8/25/2034 (d)(g)	2,645	241	CNA Financial Corp
0.42%, 7/25/2037 (d)	6,029	3,544	6.00%, 8/15/2011	1,875	1,966
Structured Asset Mortgage Investments Inc			Genworth Financial Inc
0.53%, 5/25/2045 (d)	603	165	8.63%, 12/15/2016	3,935	4,090
0.54%, 9/25/2045 (d)	719	400	6.15%, 11/15/2066 (d)	2,650	1,868
Structured Asset Securities Corp			ING Groep NV
5.50%, 6/25/2036 (d)	4,892	1,276	5.78%, 12/29/2049	1,565	1,232
Wachovia Bank Commercial Mortgage Trust			Metropolitan Life Global Funding I
5.77%, 7/15/2016	10,820	10,465	0.31%, 5/17/2010 (b)(d)	5,750	5,748
0.54%, 10/15/2041 (b)(d)	30,687	319			14,904
5.25%, 12/15/2043	3,550	3,471	Music (0.20%)
5.60%, 12/15/2043	1,960	58	WMG Acquisition Corp
5.80%, 7/15/2045	3,155	2,718	7.38%, 4/15/2014	1,200	1,164
5.68%, 5/15/2046 (d)	6,000	5,373	9.50%, 6/15/2016 (b)	1,255	1,346
5.82%, 5/15/2046 (d)	2,255	1,727	WMG Holdings Corp
5.90%, 2/15/2051 (d)	825	722	9.50%, 12/15/2014	1,390	1,404
WAMU Commercial Mortgage Securities Trust					3,914
3.83%, 1/25/2035 (b)	535	536	Mutual Insurance (0.21%)
WaMu Mortgage Pass Through Certificates			Liberty Mutual Group Inc
0.87%, 12/25/2027 (d)(g)	4,194	3,257	10.75%, 6/15/2058 (b)(d)	3,775	4,153
4.66%, 5/25/2035 (d)	945	893
0.54%, 1/25/2045 (d)	420	319	Networking Products (0.04%)
0.60%, 1/25/2045 (d)	792	361	Cisco Systems Inc
0.63%, 1/25/2045 (d)	6,932	4,941	5.50%, 1/15/2040	855	823
0.76%, 1/25/2045 (d)	1,896	153
			Non-Hazardous Waste Disposal (0.55%)
0.46%, 4/25/2045 (d)	322	238	Allied Waste North America Inc
0.50%, 4/25/2045 (d)	322	181	6.13%, 2/15/2014	6,880	7,069
0.52%, 7/25/2045 (d)	726	529

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Non-Hazardous Waste Disposal (continued)			Oil Company - Exploration & Production
Republic Services Inc			(continued)
5.50%, 9/15/2019 (b)	$ 2,020 $	2,095	Swift Energy Co
Waste Management Inc			7.13%, 6/ 1/2017	$ 1,090 $	1,044
5.00%, 3/15/2014	10	11	8.88%, 1/15/2020	370	387
6.13%, 11/30/2039	935	947	Venoco Inc
WCA Waste Corp			11.50%, 10/ 1/2017 (b)	725	754
9.25%, 6/15/2014 (g)	825	837	XTO Energy Inc
		10,959	6.10%, 4/ 1/2036	755	810
					27,176
Office Automation & Equipment (0.52%)
Xerox Corp			Oil Company - Integrated (0.51%)
5.50%, 5/15/2012	4,035	4,303	Cenovus Energy Inc
4.25%, 2/15/2015	3,620	3,684	4.50%, 9/15/2014 (b)	1,915	2,016
5.63%, 12/15/2019	2,375	2,456	5.70%, 10/15/2019 (b)	1,585	1,676
		10,443	ConocoPhillips
			5.75%, 2/ 1/2019	2,050	2,236
Oil - Field Services (0.11%)			ConocoPhillips Holding Co
Weatherford International Ltd			6.95%, 4/15/2029	100	114
6.50%, 8/ 1/2036	2,300	2,249	Marathon Oil Corp
			6.60%, 10/ 1/2037	1,270	1,353
Oil Company - Exploration & Production (1.36%)			Petro-Canada
Anadarko Petroleum Corp			6.80%, 5/15/2038	885	986
6.45%, 9/15/2036	200	206	Petroleos de Venezuela SA
Canadian Natural Resources Ltd			5.00%, 10/28/2015	495	282
5.70%, 5/15/2017	1,880	2,032	5.38%, 4/12/2027	1,108	557
Chesapeake Energy Corp			5.50%, 4/12/2037	22	11
7.63%, 7/15/2013	1,975	2,069	Suncor Energy Inc
9.50%, 2/15/2015	675	736	6.85%, 6/ 1/2039	850	954
Denbury Resources Inc					10,185
9.75%, 3/ 1/2016	2,155	2,271
Gaz Capital SA for Gazprom			Oil Refining & Marketing (0.16%)
7.29%, 8/16/2037 (b)	2,735	2,574	Motiva Enterprises LLC
Gazprom			5.75%, 1/15/2020 (b)	2,290	2,405
9.25%, 4/23/2019	269	308	Tesoro Corp/Texas
KazMunaiGaz Finance Sub BV			6.63%, 11/ 1/2015	790	764
8.38%, 7/ 2/2013 (b)	100	109			3,169
9.13%, 7/ 2/2018 (b)	124	142	Paper & Related Products (0.22%)
Linn Energy LLC			Cascades Inc
11.75%, 5/15/2017 (b)	425	483	7.75%, 12/15/2017 (b)	440	449
9.88%, 7/ 1/2018	1,765	1,897	7.88%, 1/15/2020 (b)	510	519
Newfield Exploration Co			Corp Durango SAB de CV
6.88%, 2/ 1/2020	1,065	1,062	6.00%, 8/27/2016 (d)	1,873	1,442
Nexen Inc			Domtar Corp
6.40%, 5/15/2037	1,910	1,923	10.75%, 6/ 1/2017	1,020	1,183
OPTI Canada Inc			International Paper Co
9.00%, 12/15/2012 (b)	220	225	7.30%, 11/15/2039	775	836
7.88%, 12/15/2014	1,880	1,631			4,429
Petrohawk Energy Corp
9.13%, 7/15/2013	2,130	2,220	Pharmacy Services (0.06%)
10.50%, 8/ 1/2014	415	459	Omnicare Inc
			6.88%, 12/15/2015	1,235	1,207
Petroleum Development Corp
12.00%, 2/15/2018	2,025	2,126
Quicksilver Resources Inc
11.75%, 1/ 1/2016	1,482	1,708

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Physical Therapy & Rehabilitation Centers (0.08%)			Regional Banks (continued)
Healthsouth Corp			BAC Capital Trust XIV
10.75%, 6/15/2016	$ 1,410 $	1,526	5.63%, 3/15/2043 (d)	$ 250 $	178
			Bank of America NA
Physician Practice Management (0.11%)			6.00%, 10/15/2036	2,000	1,910
US Oncology Inc			Capital One Financial Corp
6.43%, 3/15/2012 (d)	347	328	5.70%, 9/15/2011	1,570	1,655
9.13%, 8/15/2017	1,700	1,785	First Union Institutional Capital I
		2,113	8.04%, 12/ 1/2026	1,000	1,015
			PNC Funding Corp
Pipelines (0.36%)			0.39%, 1/31/2012 (d)	4,625	4,578
Copano Energy LLC / Copano Energy Finance
Corp			PNC Preferred Funding Trust III
8.13%, 3/ 1/2016	785	791	8.70%, 2/28/2049 (b)(d)	2,200	2,271
7.75%, 6/ 1/2018	405	404	SunTrust Preferred Capital I
			5.85%, 12/31/2049 (d)	266	182
Dynegy Holdings Inc
7.50%, 6/ 1/2015	1,880	1,683	Wells Fargo & Co
			0.49%, 8/20/2010 (d)	640	641
Enterprise Products Operating LLC
6.13%, 10/15/2039	415	410	3.75%, 10/ 1/2014	9,060	9,139
Kinder Morgan Energy Partners LP			7.98%, 3/29/2049 (d)	2,470	2,495
5.63%, 2/15/2015	795	869	Wells Fargo Bank NA
MarkWest Energy Partners LP / MarkWest			0.65%, 5/16/2016	4,615	4,233
Energy Finance Corp					30,579
6.88%, 11/ 1/2014	195	191
			Reinsurance (0.32%)
8.75%, 4/15/2018	1,380	1,435	Endurance Specialty Holdings Ltd
Regency Energy Partners LP/Regency Energy			7.00%, 7/15/2034	740	699
Finance Corp
8.38%, 12/15/2013	1,465	1,531	Swiss Re Solutions Holding Corp
			6.45%, 3/ 1/2019	5,510	5,696
		7,314
					6,395
Property & Casualty Insurance (0.27%)
			REITS - Diversified (0.03%)
Crum & Forster Holdings Corp
7.75%, 5/ 1/2017	1,000	985	DuPont Fabros Technology LP
			8.50%, 12/15/2017 (b)	585	600
Travelers Cos Inc/The

6.25%, 3/15/2067 (d)	3,030	2,849	REITS - Mortgage (0.25%)
WR Berkley Corp			iStar Financial Inc
6.25%, 2/15/2037	1,820	1,584	8.00%, 3/15/2011 (b)	3,253	3,090
		5,418	5.85%, 3/15/2017	2,865	1,855
Publishing - Periodicals (0.13%)					4,945
Nielsen Finance LLC / Nielsen Finance Co
10.00%, 8/ 1/2014	1,905	1,981	REITS - Office Property (0.13%)
			Brandywine Operating Partnership LP
11.50%, 5/ 1/2016	610	683	5.63%, 12/15/2010	1,397	1,422
		2,664	HRPT Properties Trust
Quarrying (0.22%)			0.85%, 3/16/2011 (d)	1,336	1,247
Vulcan Materials Co					2,669

1.50%, 12/15/2010 (d)	4,325	4,320	REITS - Regional Malls (0.17%)

Real Estate Operator & Developer (0.05%)			Simon Property Group LP
			5.65%, 2/ 1/2020	3,340	3,342
Regency Centers LP

8.45%, 9/ 1/2010	940	963	Rental - Auto & Equipment (0.13%)

Regional Banks (1.53%)			Hertz Corp/The
			8.88%, 1/ 1/2014	1,025	1,033
BAC Capital Trust XIII
0.65%, 3/15/2043 (d)	3,640	2,282	RSC Equipment Rental Inc
			10.00%, 7/15/2017 (b)	950	1,033

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Rental - Auto & Equipment (continued)			Rubber - Tires (continued)
RSC Equipment Rental Inc/RSC Holdings III			Goodyear Tire & Rubber Co/The (continued)
LLC			10.50%, 5/15/2016	$ 860 $	933
10.25%, 11/15/2019 (b)	$ 575 $	596			3,034
		2,662
			Satellite Telecommunications (0.45%)
Retail - Automobile (0.03%)			DigitalGlobe Inc
Sonic Automotive Inc			10.50%, 5/ 1/2014 (b)	1,365	1,467
8.63%, 8/15/2013	635	641	Intelsat Bermuda Ltd
			11.25%, 2/ 4/2017	635	645
Retail - Building Products (0.19%)			11.50%, 2/ 4/2017	531	539
Home Depot Inc			Intelsat Subsidiary Holding Co Ltd
5.88%, 12/16/2036	4,030	3,905	8.88%, 1/15/2015 (b)	1,380	1,408

Retail - Discount (0.07%)			8.88%, 1/15/2015	4,175	4,279
Dollar General Corp			Telesat Canada / Telesat LLC
10.63%, 7/15/2015	410	449	11.00%, 11/ 1/2015	605	676
11.88%, 7/15/2017	806	927			9,014
		1,376	Seismic Data Collection (0.09%)
			Cie Generale de Geophysique-Veritas
Retail - Drug Store (0.64%)			7.50%, 5/15/2015	1,210	1,201
CVS Caremark Corp
0.56%, 6/ 1/2010 (d)	4,710	4,713	9.50%, 5/15/2016	535	572
6.13%, 9/15/2039	7,435	7,359			1,773
CVS Pass-Through Trust			Sovereign (0.36%)
7.51%, 1/10/2032 (b)	340	366	Argentina Bonos
Rite Aid Corp			7.00%, 10/ 3/2015	744	578
10.38%, 7/15/2016	450	475	Argentina Government International Bond
		12,913	8.28%, 12/31/2033	1,392	950
			Belgium Government Bond
Retail - Propane Distribution (0.07%)			4.00%, 3/28/2019	350	501
Ferrellgas Partners LP
9.13%, 10/ 1/2017 (b)	1,325	1,408	Canadian Government Bond
			2.00%, 12/ 1/2014	85	78
Retail - Regional Department Store (0.26%)			3.75%, 6/ 1/2019	90	87
Macy's Retail Holdings Inc			Croatia Government International Bond
5.75%, 7/15/2014	5,145	5,158	6.75%, 11/ 5/2019 (b)	100	106
			Democratic Socialist Republic of Sri Lanka
Retail - Restaurants (0.36%)			7.40%, 1/22/2015 (b)	100	106
Darden Restaurants Inc			French Treasury Note BTAN
6.80%, 10/15/2037 (d)	985	1,048	3.00%, 7/12/2014	500	714
Landry's Restaurants Inc			Indonesia Government International Bond
11.63%, 12/ 1/2015 (b)	675	722	11.63%, 3/ 4/2019 (b)	100	141
Yum! Brands Inc			Italy Buoni Poliennali Del Tesoro
6.25%, 3/15/2018	4,385	4,820	4.25%, 3/ 1/2020	400	562
6.88%, 11/15/2037	560	617	Japan Government Ten Year Bond
		7,207	1.70%, 3/20/2017	60,000	704
			1.50%, 12/20/2017	50,000	576
Retail - Toy Store (0.05%)			Republic of Hungary
Toys R Us Property Co LLC			6.25%, 1/29/2020	274	275
8.50%, 12/ 1/2017 (b)	1,065	1,097	Republic of Lithuania
			6.75%, 1/15/2015 (b)	115	120
Rubber - Tires (0.15%)			Republic of Venezuela
Goodyear Tire & Rubber Co/The			7.75%, 10/13/2019	106	72
8.63%, 12/ 1/2011	2,030	2,101	Socialist Republic of Vietnam
			6.75%, 1/29/2020 (b)	143	144

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Sovereign (continued)			Telecommunication Services (continued)
Ukraine Government			Wind Acquisition Finance SA
6.58%, 11/21/2016	$ 355 $	298	11.75%, 7/15/2017 (b)	$ 2,490 $	2,708
United Kingdom Gilt					8,475
4.50%, 3/ 7/2019	105	175
			Telephone - Integrated (1.55%)
5.00%, 3/ 7/2025	50	85
			AT&T Inc
Venezuela Government International Bond			5.60%, 5/15/2018	2,725	2,899
8.50%, 10/ 8/2014	363	296
			6.15%, 9/15/2034	3,345	3,337
5.75%, 2/26/2016	325	229
			Axtel SAB de CV
6.00%, 12/ 9/2020	247	145	9.00%, 9/22/2019 (b)	675	694
7.65%, 4/21/2025	556	351	Level 3 Financing Inc
		7,293	9.25%, 11/ 1/2014	2,445	2,292
Special Purpose Entity (1.11%)			10.00%, 2/ 1/2018 (b)	710	664
AES Red Oak LLC			Sprint Nextel Corp
8.54%, 11/30/2019	1,127	1,150	6.00%, 12/ 1/2016	1,055	918
Capital One Capital VI			8.38%, 8/15/2017	1,015	990
8.88%, 5/15/2040	9,350	9,728	Telecom Italia Capital SA
CCM Merger Inc			0.76%, 2/ 1/2011 (d)	845	842
8.00%, 8/ 1/2013 (b)	1,400	1,148	0.86%, 7/18/2011 (d)	2,175	2,169
Goldman Sachs Capital I			7.00%, 6/ 4/2018	4,825	5,351
6.35%, 2/15/2034	1,000	907	6.38%, 11/15/2033	2,610	2,568
Goldman Sachs Capital II			Telefonica Emisiones SAU
5.79%, 12/29/2049 (d)	2,000	1,565	0.61%, 2/ 4/2013 (d)	2,075	2,038
OMX Timber Finance Investments I LLC			4.95%, 1/15/2015	2,045	2,187
5.42%, 1/29/2020 (b)(c)(d)	7,265	6,866	Verizon Communications Inc
Wind Acquisition Holdings Finance SpA			6.35%, 4/ 1/2019	2,430	2,689
12.25%, 7/15/2017 (b)	865	831	6.25%, 4/ 1/2037	1,425	1,467
		22,195			31,105
Specified Purpose Acquisition (0.06%)			Tobacco (0.48%)
ESI Tractebel Acquisition Corp			Altria Group Inc
7.99%, 12/30/2011	1,109	1,110	9.70%, 11/10/2018	7,655	9,587

Steel - Producers (0.40%)			Transactional Software (0.10%)
ArcelorMittal			Open Solutions Inc
6.13%, 6/ 1/2018	2,625	2,731	9.75%, 2/ 1/2015 (b)	2,290	2,021
7.00%, 10/15/2039	1,750	1,795
Evraz Group SA			Transport - Marine (0.04%)
9.50%, 4/24/2018 (b)	2,884	2,981	Navios Maritime Holdings Inc / Navios
Ispat Inland ULC			Maritime Finance US Inc
9.75%, 4/ 1/2014	325	341	8.88%, 11/ 1/2017 (b)	775	802
Steel Capital SA for OAO Severstal
9.75%, 7/29/2013 (b)	100	105	Transport - Rail (0.38%)
		7,953	Burlington Northern Santa Fe Corp
			5.65%, 5/ 1/2017	3,270	3,555
Telecommunication Services (0.42%)			CSX Corp
Global Crossing Ltd			6.25%, 3/15/2018	3,315	3,602
12.00%, 9/15/2015 (b)	730	796	7.45%, 4/ 1/2038	420	502
MasTec Inc
7.63%, 2/ 1/2017	900	865			7,659
Telcordia Technologies Inc			Wire & Cable Products (0.06%)
4.00%, 7/15/2012 (b)(d)	2,360	2,242	Coleman Cable Inc
West Corp			9.00%, 2/15/2018 (b)(e)	1,160	1,146
9.50%, 10/15/2014	1,855	1,864

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			SENIOR FLOATING RATE INTERESTS (continued)
Wireless Equipment (0.46%)			Electronic Components - Semiconductors (0.09%)
American Tower Corp			Freescale Semiconductor Inc, Term Loan
4.63%, 4/ 1/2015 (b)	$ 1,695 $	1,743	1.98%, 12/ 1/2013 (d)	$ 1,926 $	1,729
7.00%, 10/15/2017	6,785	7,540
		9,283	Internet Telephony (0.04%)
			Skype Technologies SA, Term Loan
TOTAL BONDS	$ 1,330,739		9.00%, 9/ 3/2014 (d)	725	734
SENIOR FLOATING RATE INTERESTS (1.79%)
Auto - Car & Light Trucks (0.24%)			Investment Management & Advisory Services (0.03%)
			Nuveen Investments Inc, Term Loan
Ford, Term Loan B			12.50%, 7/ 9/2015 (d)	655	681
3.26%, 12/16/2013 (d)	5,089	4,764

Auto - Medium & Heavy Duty Trucks (0.04%)			Machinery - General Industry (0.11%)
			Manitowoc Company Inc, Term Loan B
Oshkosh Truck Corp, Term Loan B			7.50%, 4/14/2014 (d)	2,256	2,240
6.26%, 12/ 6/2013 (d)	750	752

Auto/Truck Parts & Equipment - Original (0.09%)			Medical - Hospitals (0.26%)
			Community Health Systems Inc, Delay-Draw
Dana Holding Corp, Term Loan B-Exit			Term Loan DD
7.25%, 1/31/2015 (d)	1,471	1,412	2.51%, 7/25/2014 (d)	30	28
Hayes Lemmerz Intl, Term Loan			HCA Inc, Term Loan A1
11.99%, 12/11/2013 (d)	490	488	1.50%, 1/22/2012 (d)	2,148	2,040
		1,900	HCA Inc, Term Loan B1
Casino Hotels (0.08%)			2.50%, 11/18/2013 (d)	3,362	3,198
Harrah's Operating Co Inc, Term Loan B1					5,266
3.25%, 1/28/2015 (d)	1,967	1,623	Medical Products (0.06%)
			Biomet Inc, Term Loan B
Chemicals - Specialty (0.11%)			3.25%, 3/25/2015 (d)	1,185	1,154
Nalco Co, Term Loan B-New
6.16%, 5/ 6/2016 (d)	2,194	2,220	Medical-Hospitals (0.03%)
			Community Health Systems Inc, Term Loan B
Chemicals-Specialty (0.03%)			2.51%, 7/25/2014 (d)	579	546
Huntsman International LLC, Term Loan C
2.49%, 6/23/2016 (d)	700	668	Oil Company - Exploration & Production (0.03%)
			Venoco Inc, Term Loan C
Data Processing & Management (0.12%)			4.25%, 5/ 7/2014 (d)	725	667
First Data Corp, Term Loan B1
2.98%, 12/24/2014 (d)	978	845	Property & Casualty Insurance (0.09%)
First Data Corp, Term Loan B2			Asurion Corp, PIK Term Loan
3.00%, 9/24/2014 (d)	733	633	6.73%, 7/ 7/2015 (d)	1,750	1,711
First Data Corp, Term Loan B3			Asurion Corp, Term Loan B
3.00%, 9/24/2014 (d)	978	843	3.24%, 7/ 7/2014 (d)	150	145
		2,321			1,856
Diversified Manufacturing Operations (0.01%)			Publishing-Periodicals (0.02%)
GenTek Holding LLC, Term Loan			Nielsen Finance LLC / Nielsen Finance Co,
7.00%, 9/30/2014 (d)	210	212	Term Loan
			2.23%, 8/ 9/2013 (d)	426	407
Electric - Integrated (0.11%)
Texas Competitive Electric Holdings			Retail - Drug Store (0.02%)
Company, Term Loan B2			Rite Aid Corp, Term Loan 4
3.73%, 10/29/2014 (d)	2,743	2,245	9.50%, 6/ 5/2015 (d)	300	312

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
SENIOR FLOATING RATE INTERESTS (continued)			U.S. GOVERNMENT & GOVERNMENT AGENCY
Special Purpose Entity (0.04%)			OBLIGATIONS (39.33%)
CCM Merger Inc, Term Loan B			Federal Home Loan Mortgage Corporation
8.50%, 7/21/2012 (d)	$ 744 $	734	(FHLMC) (12.65%)
			4.50%, 2/ 1/2025 (h)(i)	$ 10,475 $	10,891
Telecommunication Services (0.04%)			5.00%, 2/ 1/2025 (h)(i)	6,660	7,036
Fairpoint Communications Inc, Term Loan B			5.00%, 2/ 1/2040 (h)(i)	48,950	50,870
0.00%, 3/ 8/2015 (a)(d)	995	746	5.50%, 2/ 1/2040 (h)(i)	54,850	58,150
			4.50%, 4/ 1/2011 (i)	1,334	1,387
Television (0.10%)			6.50%, 6/ 1/2017 (i)	325	353
Univision, 1st Lien Term Loan			6.00%, 7/ 1/2017 (i)	118	127
2.50%, 9/29/2014 (d)	2,330	2,012	5.50%, 3/ 1/2018 (i)	347	374
TOTAL SENIOR FLOATING RATE INTERESTS	$ 35,789		5.00%, 5/ 1/2018 (i)	2,100	2,241
CONVERTIBLE BONDS (0.28%)			5.00%, 10/ 1/2018 (i)	1,371	1,463
Aerospace & Defense Equipment (0.03%)			5.00%, 1/ 1/2019 (i)	2,078	2,214
GenCorp Inc			6.00%, 3/ 1/2022 (i)	388	421
2.25%, 11/15/2024	375	336	6.00%, 7/ 1/2023 (i)	1,203	1,303
4.06%, 12/31/2039 (b)	400	359	5.50%, 8/ 1/2023 (i)	4,291	4,588
		695	5.50%, 6/ 1/2024 (i)	566	607
Identification Systems - Development (0.07%)			6.00%, 6/ 1/2028 (i)	23	25
L-1 Identity Solutions Inc			6.00%, 1/ 1/2029 (i)	10	11
3.75%, 5/15/2027	1,445	1,333	6.50%, 3/ 1/2029 (i)	39	43
			6.50%, 3/ 1/2029 (i)	6	7
Medical - Biomedical/Gene (0.14%)			6.50%, 5/ 1/2029 (i)	57	63
Amylin Pharmaceuticals Inc			7.00%, 12/ 1/2029 (i)	22	25
3.00%, 6/15/2014	3,430	2,783	7.00%, 6/ 1/2030 (i)	28	31
			7.50%, 9/ 1/2030 (i)	7	8
Retail - Automobile (0.00%)
Sonic Automotive Inc			7.50%, 9/ 1/2030 (i)	6	7
5.00%, 10/ 1/2029	75	76	8.00%, 9/ 1/2030 (i)	125	144
			7.00%, 12/ 1/2030 (i)	28	31
Semiconductor Component - Integrated Circuits (0.04%)			7.50%, 12/ 1/2030 (i)	1	1
Jazz Technologies Inc			7.50%, 1/ 1/2031 (i)	42	47
8.00%, 12/31/2011	940	832	6.00%, 3/ 1/2031 (i)	50	54
TOTAL CONVERTIBLE BONDS	$ 5,719		7.50%, 3/ 1/2031 (i)	14	16
MUNICIPAL BONDS (0.32%)			6.00%, 4/ 1/2031 (i)	5	6
California (0.13%)			6.50%, 4/ 1/2031 (i)	30	33
Los Angeles Unified School District/CA			6.50%, 6/ 1/2031 (i)	3	3
5.75%, 7/ 1/2034	2,570	2,411	7.00%, 6/ 1/2031 (i)	1	1
San Diego County Water Authority			6.50%, 9/ 1/2031 (i)	27	29
6.14%, 5/ 1/2049 (e)	190	195	7.00%, 9/ 1/2031 (i)	8	9
		2,606	6.00%, 12/ 1/2031 (i)	311	337
Nevada (0.10%)			6.50%, 2/ 1/2032 (i)	30	32
County of Clark NV			6.50%, 2/ 1/2032 (i)	20	22
6.88%, 7/ 1/2042	1,970	1,993	7.50%, 2/ 1/2032 (i)	23	26
			6.50%, 5/ 1/2032 (i)	75	81
Texas (0.09%)			6.00%, 12/ 1/2032 (i)	309	334
Dallas County Hospital District			6.00%, 2/ 1/2033 (i)	356	385
5.62%, 8/15/2044	1,680	1,730	5.50%, 4/ 1/2033 (i)	505	538
TOTAL MUNICIPAL BONDS	$ 6,329		5.50%, 5/ 1/2033 (i)	701	746
			5.50%, 10/ 1/2033 (i)	548	584
			5.50%, 12/ 1/2033 (i)	2,962	3,154
			6.00%, 12/ 1/2033 (i)	590	639

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation			Federal National Mortgage Association (FNMA)
(FHLMC) (continued)			(continued)
5.50%, 9/ 1/2034 (i)	$ 1,779 $	1,893	5.50%, 6/ 1/2020 (i)	$ 3,266 $	3,514
5.50%, 2/ 1/2035 (i)	3,894	4,140	5.50%, 9/ 1/2020 (i)	3,243	3,490
6.50%, 4/ 1/2035 (i)	720	779	6.00%, 10/ 1/2021 (i)	2,413	2,602
5.00%, 7/ 1/2035 (i)	1,214	1,264	6.50%, 5/ 1/2022 (i)	34	37
5.00%, 8/ 1/2035 (i)	6,567	6,843	5.50%, 2/ 1/2023 (i)	420	451
5.00%, 10/ 1/2035 (i)	2,516	2,621	6.00%, 2/ 1/2023 (i)	135	146
6.50%, 10/ 1/2035 (i)	328	356	4.50%, 5/ 1/2023 (i)	15,222	15,875
6.00%, 10/ 1/2036 (d)(i)	3,150	3,382	5.50%, 6/ 1/2023 (i)	1,679	1,802
5.50%, 11/ 1/2036 (i)	3,683	3,915	5.50%, 7/ 1/2023 (i)	29	31
5.00%, 6/ 1/2037 (i)	236	246	5.00%, 2/ 1/2025 (h)(i)	5,000	5,280
5.50%, 7/ 1/2037 (i)	4,285	4,549	6.50%, 12/ 1/2031 (i)	14	16
6.00%, 8/ 1/2037 (i)	11,323	12,149	6.50%, 2/ 1/2032 (i)	17	19
6.50%, 11/ 1/2037 (i)	6,046	6,530	6.50%, 2/ 1/2032 (i)	30	33
6.00%, 12/ 1/2037 (d)(i)	4,475	4,802	7.00%, 2/ 1/2032 (i)	65	72
6.00%, 1/ 1/2038 (d)(i)	1,200	1,287	7.00%, 3/ 1/2032 (i)	143	159
6.00%, 1/ 1/2038 (i)	2,932	3,146	6.50%, 4/ 1/2032 (i)	20	22
5.50%, 4/ 1/2038 (i)	3,515	3,731	6.00%, 5/ 1/2032 (i)	20	21
5.50%, 4/ 1/2038 (i)	4,678	4,966	6.50%, 6/ 1/2032 (i)	11	12
5.50%, 5/ 1/2038 (i)	7,841	8,324	6.50%, 8/ 1/2032 (i)	125	137
5.50%, 5/ 1/2038 (i)	4,799	5,095	7.50%, 8/ 1/2032 (i)	70	80
6.00%, 7/ 1/2038 (i)	12,647	13,562	2.85%, 12/ 1/2032 (d)(i)	255	261
5.50%, 8/ 1/2038 (i)	2,635	2,797	3.06%, 1/ 1/2033 (d)(i)	391	399
6.00%, 10/ 1/2038 (i)	1,741	1,868	3.38%, 4/ 1/2033 (d)(i)	477	490
4.12%, 1/ 1/2034 (d)(i)	287	295	3.44%, 7/ 1/2033 (d)(i)	2,661	2,743
5.02%, 7/ 1/2034 (d)(i)	200	208	5.50%, 7/ 1/2033 (i)	1,187	1,263
5.44%, 12/ 1/2035 (d)(i)	186	196	5.50%, 9/ 1/2033 (i)	1,519	1,616
5.99%, 2/ 1/2037 (d)(i)	1,819	1,935	3.37%, 7/ 1/2034 (d)(i)	763	786
5.64%, 5/ 1/2037 (i)	681	715	2.17%, 10/ 1/2034 (d)(i)	369	375
5.54%, 8/ 1/2037 (d)(i)	2,280	2,417	3.29%, 3/ 1/2035 (d)(i)	8,103	8,444
		253,508	4.56%, 3/ 1/2035 (d)(i)	779	806
Federal National Mortgage Association (FNMA) (17.04%)			5.00%, 7/ 1/2035 (i)	1,262	1,314
4.50%, 2/ 1/2040 (h)(i)	51,000	51,510	5.00%, 7/ 1/2035 (i)	3,048	3,174
5.00%, 3/ 1/2010 (i)	114	117	3.30%, 8/ 1/2035 (d)(i)	205	213
6.50%, 4/ 1/2010 (i)	2	2	3.39%, 8/ 1/2035 (d)(i)	462	475
6.50%, 1/ 1/2011 (i)	1	1	3.28%, 9/ 1/2035 (d)(i)	416	430
6.50%, 2/ 1/2011 (i)	18	18	4.04%, 2/ 1/2036 (d)(i)	109	113
6.50%, 3/ 1/2011 (i)	29	30	2.63%, 3/ 1/2036 (d)(i)	4,573	4,773
6.50%, 7/ 1/2016 (i)	12	13	3.69%, 4/ 1/2036 (d)(i)	791	817
6.50%, 2/ 1/2017 (i)	43	46	6.00%, 5/ 1/2036 (i)	883	948
6.50%, 3/ 1/2017 (i)	19	21	5.50%, 8/ 1/2036 (i)	8,198	8,707
6.50%, 4/ 1/2017 (i)	14	15	5.43%, 10/ 1/2036 (d)(i)	874	924
6.50%, 8/ 1/2017 (i)	269	293	6.50%, 10/ 1/2036 (i)	5,512	5,963
5.00%, 9/ 1/2017 (i)	476	508	5.89%, 12/ 1/2036 (d)(i)	5,074	5,397
5.50%, 9/ 1/2017 (i)	115	124	5.50%, 2/ 1/2037 (i)	859	911
5.50%, 10/ 1/2017 (i)	179	193	5.76%, 5/ 1/2037 (d)(i)	4,327	4,593
5.00%, 3/ 1/2018 (i)	917	977	6.00%, 6/ 1/2037 (i)	2,586	2,770
4.50%, 1/ 1/2020 (i)	1,593	1,678	6.50%, 7/ 1/2037 (i)	2,283	2,466
5.00%, 5/ 1/2020 (i)	821	873	6.50%, 7/ 1/2037 (i)	3,087	3,335

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA)			Government National Mortgage Association
(continued)			(GNMA) (continued)
6.00%, 12/ 1/2037 (i)	$ 737 $	790	5.50%, 5/20/2035	$ 582 $	620
6.00%, 12/ 1/2037 (i)	801	858			69,214
6.00%, 2/ 1/2038 (d)(i)	4,784	5,123	U.S. Treasury (6.19%)
6.00%, 2/ 1/2038 (i)	6,963	7,455	2.63%, 12/31/2014	600	609
6.00%, 2/ 1/2038 (d)(i)	6,144	6,579	4.25%, 8/15/2015	26,500	28,854
6.00%, 2/ 1/2038 (i)	4,449	4,763	3.25%, 12/31/2016	550	556
6.50%, 2/ 1/2038 (i)	2,136	2,306	4.00%, 8/15/2018 (f)	27,650	28,821
6.00%, 3/ 1/2038 (i)	2,056	2,201	3.13%, 5/15/2019	500	483
6.50%, 3/ 1/2038 (i)	2,064	2,228	3.38%, 11/15/2019	2,185	2,143
6.00%, 4/ 1/2038 (i)	6,074	6,504	6.00%, 2/15/2026	37,150	44,603
6.00%, 5/ 1/2038 (i)	2,210	2,367	6.75%, 8/15/2026	3,000	3,882
6.00%, 5/ 1/2038 (i)	1,459	1,562	6.13%, 8/15/2029	25	31
6.00%, 5/ 1/2038 (i)	1,414	1,514	4.50%, 2/15/2036 (j)	13,500	13,603
5.50%, 7/ 1/2038 (i)	10,157	10,773	4.50%, 8/15/2039	380	380
6.00%, 8/ 1/2038 (i)	4,411	4,723			123,965
6.00%, 8/ 1/2038 (i)	2,838	3,039
5.00%, 4/ 1/2039 (i)	10,786	11,223	TOTAL U.S. GOVERNMENT & GOVERNMENT
5.00%, 2/ 1/2040 (h)(i)	74,000	76,891	AGENCY OBLIGATIONS	$ 788,037
5.50%, 2/ 1/2040 (h)(i)	33,730	35,727	REPURCHASE AGREEMENTS (8.58%)
		341,350	Diversified Banking Institutions (8.58%)
			Investment in Joint Trading Account; Bank
Government National Mortgage Association			of America Repurchase Agreement; 0.10%
(GNMA) (3.45%)			dated 01/29/10 maturing 02/01/10
5.00%, 2/ 1/2040 (h)	6,055	6,306	(collateralized by Sovereign Agency
5.50%, 2/ 1/2040 (h)	40,335	42,686	Issues; $52,303,000; 0.00% - 5.00%; dated
6.00%, 2/ 1/2040 (h)	3,025	3,230	04/01/10 - 01/27/20)	$ 51,278 $	51,278
7.00%, 4/15/2031	1	-	Investment in Joint Trading Account; Credit
			Suisse Repurchase Agreement; 0.10%
7.00%, 6/15/2031	46	52	dated 01/29/10 maturing 02/01/10
7.00%, 7/15/2031	10	11	(collateralized by US Treasury Note;
6.00%, 8/15/2031	71	76	$26,961,000; 0.88%; dated 03/31/11)	26,432	26,432
6.00%, 1/15/2032	21	22	Investment in Joint Trading Account;
6.00%, 2/15/2032	272	294	Deutsche Bank Repurchase Agreement;
			0.11% dated 01/29/10 maturing 02/01/10
7.00%, 6/15/2032	248	275	(collateralized by Sovereign Agency
6.50%, 10/15/2032	88	96	Issues; $47,990,000; 0.00% - 4.75%; dated
6.50%, 12/15/2032	675	735	02/15/10 - 12/10/15)	47,048	47,048
6.00%, 2/15/2033	119	128	Investment in Joint Trading Account;
			Morgan Stanley Repurchase Agreement;
5.00%, 11/15/2033	10,900	11,465	0.11% dated 01/29/10 maturing 02/01/10
6.00%, 12/15/2033	174	188	(collateralized by Sovereign Agency
5.00%, 6/15/2034	258	271	Issues; $47,990,000; 1.13% - 3.15%; dated
6.50%, 3/20/2028	30	33	12/15/11 - 01/22/15)	47,049	47,049
6.00%, 7/20/2028	166	179			171,807
6.00%, 11/20/2028	150	162	TOTAL REPURCHASE AGREEMENTS	$ 171,807
6.00%, 1/20/2029	167	181	Total Investments	$ 2,338,541
6.50%, 5/20/2029	25	27	Liabilities in Excess of Other Assets, Net - (16.73)%		(335,088)
6.00%, 7/20/2029	39	42
8.00%, 1/20/2031	16	19	TOTAL NET ASSETS - 100.00%	$ 2,003,453
6.50%, 2/20/2032	13	14
6.00%, 11/20/2033	1,944	2,102

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2010 (unaudited)

(a) Non-Income Producing Security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $274,693 or 13.71% of net assets.
(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $15,083 or 0.75% of net assets.
(d) Variable Rate. Rate shown is in effect at January 31, 2010.
(e) Security purchased on a when-issued basis.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $663 or 0.03% of net assets.
(g) Security is Illiquid
(h)	Security was purchased in a "to-be-announced" ("TBA") transaction.
See Notes to Financial Statements.
(i)	This entity was put into conservatorship by the U.S. Government in 2008.
See Notes to Financial Statements for additional information.
(j) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $1,728 or 0.09% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 75,633
Unrealized Depreciation	(185,938)
Net Unrealized Appreciation (Depreciation)	(110,305)
Cost for federal income tax purposes	2,448,846
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector	Percent
Mortgage Securities	47.85%
Financial	26.67%
Asset Backed Securities	7.33%
Government	6.56%
Communications	6.03%
Consumer, Non-cyclical	5.75%
Consumer, Cyclical	3.71%
Industrial	3.03%
Energy	2.82%
Basic Materials	2.53%
Utilities	2.44%
Technology	1.39%
Diversified	0.30%
General Obligation	0.21%
Revenue	0.11%
Liabilities in Excess of Other Assets, Net	(16.73%)
TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent
Futures	2.00%
Credit Default Swaps	0.97%
Currency Contracts	0.18%
Interest Rate Swaps	0.00%

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2010 (unaudited)

		Foreign Currency Contracts
						Net Unrealized
Foreign Currency	Delivery	Contracts				Appreciation
Sale Contracts	Date	to Deliver	In Exchange For		Value	(Depreciation)
British Pound	2/22/2010	170,939		$280	$273	$7
Canadian Dollar	2/22/2010	180,485		175	169	6
Euro	2/22/2010	1,364,509		1,950	1,892	58
Japanese Yen	2/22/2010	120,680,205		1,325	1,337	(12)

All dollar amounts are shown in thousands (000's)

Futures Contracts

						Current		Unrealized
					Original	Market		Appreciation/
Type			Buy/Sell	Contracts	Value	Value	(Depreciation)
US 10 Year Note; March 2010			Buy	339	$ 40,172	$ 40,055 $		(117)
All dollar amounts are shown in thousands (000's)

Credit Default Swaps

								Unrealized
				Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation/
Counterparty (Issuer)	Reference Entity			Protection	Fixed Rate	Date	Amount	(Depreciation)
Barclays Bank	CDX.NA.HY.11			Buy	(5.00)%	12/20/2013 $	2,262	$ (580)
Barclays Bank	CDX.NA.HY.11			Buy	(5.00)%	12/20/2013	5,351	(1,322)
Barclays Bank	CDX.NA.HY.13			Buy	(5.00)%	12/20/2014	19,800	689
Barclays Bank	CMBX.NA.AAA4			Sell	0.35%	02/17/2051	4,375	(41)
Goldman Sachs	CDX.NA.HY.11			Buy	(5.00)%	12/20/2013	9,570	(2,380)
Goldman Sachs	CDX.NA.HY.11			Buy	(5.00)%	12/20/2013	17,922	(4,646)
Morgan Stanley	CDX.NA.HY.11			Buy	(5.00)%	12/20/2013	5,568	(1,359)
Morgan Stanley	CDX.NA.HY.11			Buy	(5.00)%	12/20/2013	9,570	(2,366)
Morgan Stanley	CDX.NA.HY.11			Buy	(5.00)%	12/20/2013	9,570	(2,456)
Morgan Stanley	CDX.NA.HY.11			Buy	(5.00)%	12/20/2013	5,351	(1,328)
Morgan Stanley	CDX.NA.HY.11			Buy	(5.00)%	12/20/2013	5,351	(1,329)
Morgan Stanley	CMBX.NA.AAA4			Sell	0.35%	02/17/2051	4,375	(116)
Morgan Stanley	CDX.NA.HY.13			Buy	(5.00)%	12/20/2014	19,800	665
Morgan Stanley	CMBX.NA.AAA4			Sell	0.35%	02/17/2051	8,750	(100)

All dollar amounts are shown in thousands (000's)
Interest Rate Swaps

						Notional/		Unrealized
			(Pay)/Receive	Fixed	Expiration		Principal	Appreciation/
Counterparty (Issuer)	Floating Rate Index		Floating Rate	Rate	Date	Currency	Amount	(Depreciation)
Deutsche Bank AG	3-month LIBOR		Receive	3.74%	01/28/2020	USD $	5,250	$ (4)
Morgan Stanley	3-month LIBOR		Receive	3.29%	02/01/2017	USD	7,000	(22)

All dollar amounts are shown in thousands (000's)

Schedule of Investments
California Municipal Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
MUNICIPAL BONDS (107.08%)			MUNICIPAL BONDS (continued)
California (106.43%)			California (continued)
Abag Finance Authority for Nonprofit Co			California State Department of Water Resources
5.25%, 10/ 1/2026	$ 1,240 $	1,242	0.17%, 5/ 1/2020	$ 2,900 $	2,900
Abag Finance Authority for Nonprofit Co ACA			California State Department of Water
5.70%, 11/ 1/2013	2,280	2,304	Resources FSA
Anaheim Public Financing Authority			5.00%, 12/ 1/2018	1,660	1,765
5.25%, 10/ 1/2034	1,000	1,029	California State Enterprise Development
Baldwin Park Public Financing Authority/CA			Authority
4.63%, 8/ 1/2016	1,130	1,151	5.30%, 9/ 1/2047	1,200	1,112
Barstow Redevelopment Agency/CA MBIA			California State Public Works Board
7.00%, 9/ 1/2014	775	890	5.40%, 10/ 1/2022	3,000	3,000
7.00%, 9/ 1/2014	400	452	5.00%, 4/ 1/2023	4,200	4,276
Bay Area Governments Association XLCA			5.00%, 6/ 1/2024	3,000	2,838
5.25%, 9/ 1/2029	2,000	1,874	5.00%, 6/ 1/2025	1,750	1,634
Bay Area Toll Authority			California State University
5.00%, 4/ 1/2031 (a)	3,000	3,072	5.25%, 11/ 1/2038	2,000	2,013
5.13%, 4/ 1/2039 (a)	3,000	3,060	California Statewide Communities
Berkeley Unified School District/CA			Development Authority
ASSURED GTY			5.00%, 4/ 1/2019	1,500	1,587
5.00%, 8/ 1/2031	1,250	1,261	5.00%, 5/15/2020	1,000	997
Beverly Hills Unified School District/CA			6.25%, 8/ 1/2024	1,000	1,101
0.00%, 8/ 1/2028 (b)	2,000	747	5.13%, 4/ 1/2037 (e)(f)	1,500	1,224
California County Tobacco Securitization			5.38%, 12/ 1/2037	1,000	763
Agency			7.25%, 11/15/2041	1,500	1,590
0.00%, 6/ 1/2028 (c)	2,000	1,544	5.00%, 11/15/2043	2,985	2,706
5.13%, 6/ 1/2038	2,000	1,492	California Statewide Communities
California Educational Facilities Authority			Development Authority CAL MTG INS
5.38%, 4/ 1/2034	1,000	973	6.25%, 8/15/2028	2,250	2,330
5.00%, 1/ 1/2038 (a)	3,000	3,059	California Statewide Communities
5.25%, 10/ 1/2039 (a)	6,500	6,861	Development Authority FNMA
California Educational Facilities Authority			4.20%, 10/15/2018	1,455	1,549
MBIA			California Statewide Communities
5.10%, 3/ 1/2014	2,000	2,003	Development Authority MBIA
California Health Facilities Financing Authority			6.50%, 8/ 1/2012	1,305	1,395
5.00%, 11/15/2036 (d)	1,400	1,350	Carson Redevelopment Agency MBIA
6.50%, 10/ 1/2038	1,000	1,125	5.50%, 10/ 1/2016	1,000	1,079
6.00%, 7/ 1/2039	2,000	2,086	Chino Valley Unified School District FSA
5.75%, 9/ 1/2039	2,000	2,010	5.25%, 9/ 1/2013	1,240	1,295
California Housing Finance Agency			Chula Vista Community Facilities District/CA
4.70%, 8/ 1/2036 (a)	3,150	2,511	5.45%, 9/ 1/2036	985	756
4.80%, 8/ 1/2036	2,400	1,958	City of Alhambra CA MBIA
			6.13%, 9/ 2/2018	4,355	4,358
4.75%, 8/ 1/2042 (a)	8,400	6,705	City of Azusa CA
California Infrastructure & Economic			6.00%, 9/ 1/2026	2,210	2,109
Development Bank
5.50%, 10/ 1/2015	1,000	1,039	City of Bakersfield CA FSA
			5.00%, 9/15/2032	1,500	1,519
California Infrastructure & Economic
Development Bank FGIC			City of Burbank CA FSA
5.00%, 8/15/2018	1,155	1,206	5.25%, 5/ 1/2024	3,155	3,327
California Pollution Control Financing Authority			City of Chula Vista CA MBIA
5.00%, 1/ 1/2022	2,000	1,960	5.00%, 8/ 1/2027	3,000	3,000
5.00%, 7/ 1/2027	4,500	4,359	City of Compton CA
California Pollution Control Financing			6.00%, 8/ 1/2039	1,250	1,247
Authority AMBAC			City of Hawthorne CA
5.85%, 6/ 1/2021	2,500	2,502	4.60%, 9/ 1/2021	1,000	691

Schedule of Investments
California Municipal Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
MUNICIPAL BONDS (continued)			MUNICIPAL BONDS (continued)
California (continued)			California (continued)
City of Hawthorne CA (continued)			Fontana Redevelopment Agency
5.00%, 9/ 1/2030	$ 2,000 $	1,205	5.20%, 9/ 1/2030	$ 1,000 $	942
City of Imperial CA FGIC			Foothill-Eastern Transportation Corridor Agency
5.00%, 10/15/2020	1,250	1,255	5.88%, 1/15/2026	7,000	6,841
City of Irvine CA			0.00%, 1/15/2032 (b)	10,000	2,156
5.00%, 9/ 2/2026	1,285	1,130	0.00%, 1/15/2033 (b)	10,000	1,997
5.00%, 9/ 2/2029	1,500	1,285	0.00%, 1/15/2034 (b)	10,000	1,862
City of Los Angeles CA AMBAC			Fresno Joint Powers Financing Authority FSA
5.00%, 3/ 1/2022	1,445	1,516	5.75%, 6/ 1/2026	2,000	2,061
City of Los Angeles CA GNMA			Gilroy Unified School District/CA ASSURED
6.25%, 9/20/2039	1,000	1,001	GTY
City of Modesto CA			5.00%, 4/ 1/2039	2,000	1,900
5.15%, 9/ 1/2036	1,000	725	Golden West Schools Financing Authority
City of Oceanside CA AMBAC			MBIA
5.25%, 4/ 1/2016	1,575	1,632	5.65%, 2/ 1/2012	685	744
City of Pacifica CA AMBAC			Gonzales Redevelopment Agency/CA
5.00%, 10/ 1/2024	1,090	1,097	4.63%, 8/ 1/2011	1,000	993
City of Pasadena CA			Hesperia Public Financing Authority XLCA
5.00%, 2/ 1/2033	2,000	2,017	5.00%, 9/ 1/2037	2,775	2,238
City of Redding CA MBIA			Hesperia Unified School District/CA
11.51%, 7/ 1/2022	1,875	2,476	5.00%, 9/ 1/2030	1,065	808
City of Riverside CA			Hi-Desert Memorial Health Care District
5.00%, 10/ 1/2038 (a)	3,000	2,928	5.50%, 10/ 1/2015	1,000	1,001
City of Sacramento CA			Highland Redevelopment Agency/CA AMBAC
5.00%, 9/ 2/2020	1,020	877	5.00%, 12/ 1/2028	3,000	2,812
City of San Jose CA AMBAC			Huntington Beach Union High School
5.00%, 3/ 1/2037	5,000	4,558	District/CA FSA
City of Torrance CA			5.00%, 8/ 1/2029	2,000	2,044
6.00%, 6/ 1/2022	1,000	1,028	Indio Redevelopment Agency/CA
City of Turlock CA			5.63%, 8/15/2035	2,605	2,472
5.13%, 10/15/2031	1,000	834	Irvine Public Facilities & Infrastructure
			Authority AMBAC
5.38%, 10/15/2034	1,900	1,608	5.00%, 9/ 2/2020	1,455	1,443
5.13%, 10/15/2037	1,000	802	5.00%, 9/ 2/2021	3,630	3,564
City of Vernon CA			5.00%, 9/ 2/2023	2,000	1,919
5.13%, 8/ 1/2021	2,000	2,082
			Irvine Unified School District/CA
Coachella Redevelopment Agency			5.00%, 9/ 1/2026	2,435	2,142
5.88%, 12/ 1/2028	1,945	1,694
			La Quinta Financing Authority AMBAC
Contra Costa Water District FSA			5.25%, 9/ 1/2024	1,000	1,002
5.00%, 10/ 1/2018	1,520	1,610
			La Verne Public Financing Authority
County of Orange CA			7.25%, 9/ 1/2026	1,500	1,500
5.00%, 7/ 1/2031	1,000	1,007
			Lake Elsinore Public Financing Authority/CA
Desert Hot Springs Redevelopment Agency			5.80%, 9/ 2/2015	1,070	1,070
Tax Allocation/CA
5.60%, 9/ 1/2038	2,000	1,845	Lancaster Redevelopment Agency
Dinuba Financing Authority			6.88%, 8/ 1/2039	1,000	1,061
5.38%, 9/ 1/2038	1,000	750	Long Beach Bond Finance Authority AMBAC
Eastern Municipal Water District			5.25%, 11/ 1/2013	1,080	1,137
5.20%, 9/ 1/2037	750	578	5.00%, 8/ 1/2022	410	394
El Monte Union High School District/CA			Los Angeles Community College District/CA
ASSURED GTY			5.00%, 8/ 1/2033 (a)	3,000	3,023
5.50%, 6/ 1/2034	2,000	2,094	Los Angeles Community Redevelopment
Emeryville Public Financing Authority			Agency MBIA
5.25%, 9/ 1/2015	1,265	1,325	5.40%, 7/ 1/2024	2,500	2,505
5.25%, 9/ 1/2017	1,400	1,441

Schedule of Investments
California Municipal Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
MUNICIPAL BONDS (continued)			MUNICIPAL BONDS (continued)
California (continued)			California (continued)
Los Angeles County Metropolitan			Riverside County Public Financing Authority
Transportation Authority AMBAC			5.80%, 5/15/2029	$ 2,100 $	1,763
5.00%, 7/ 1/2035	$ 1,500 $	1,531	Rocklin Unified School District/CA FGIC
Los Angeles Department of Airports			0.00%, 8/ 1/2019 (b)	1,360	817
5.13%, 5/15/2033	1,230	1,230	0.00%, 8/ 1/2020 (b)	1,415	787
Los Angeles Department of Water & Power			0.00%, 8/ 1/2023 (b)	1,225	553
5.38%, 7/ 1/2038	1,000	1,067	Sacramento Municipal Utility District FSA
Los Angeles Department of Water & Power			5.00%, 8/15/2024	2,000	2,158
Banco Bilbao Vizcaya
0.17%, 7/ 1/2035	1,600	1,600	Saddleback Valley Unified School District/CA
			FSA
Los Angeles State Building Authority MBIA			5.00%, 8/ 1/2029	3,000	3,067
5.63%, 5/ 1/2011	1,025	1,047	Salinas Valley Solid Waste Authority/CA
Los Angeles Unified School District/CA			AMBAC
5.00%, 7/ 1/2029	2,000	2,061	5.25%, 8/ 1/2027	1,975	1,857
5.00%, 7/ 1/2032	1,000	1,007	5.25%, 8/ 1/2031	2,000	1,820
Metropolitan Water District of Southern			San Bernardino County Redevelopment Agency
California			5.00%, 9/ 1/2018	1,565	1,593
5.00%, 7/ 1/2035	2,000	2,051	San Diego Community College District/CA
Morongo Band of Mission Indians			5.25%, 8/ 1/2033 (a)	3,000	3,068
5.50%, 3/ 1/2018 (e)(f)	1,325	1,243	San Diego Public Facilities Financing Authority
6.50%, 3/ 1/2028 (e)(f)	1,825	1,690	5.38%, 8/ 1/2034	2,000	2,090
Needles Public Utility Authority			5.25%, 5/15/2039	2,000	2,055
6.50%, 2/ 1/2022	2,785	2,728	San Diego Redevelopment Agency
Norco Financing Authority FSA			6.40%, 9/ 1/2019	1,000	983
5.63%, 10/ 1/2034	1,000	1,032	San Francisco City & County Airports
Ontario Redevelopment Financing Authority			Commission FSA-CR FGIC
AMBAC			5.00%, 5/ 1/2030	4,000	3,890
5.50%, 8/ 1/2016	1,055	1,093	San Francisco City & County Airports
Ontario Redevelopment Financing Authority			Commission MBIA
MBIA			5.25%, 5/ 1/2026	4,000	3,914
5.25%, 8/ 1/2016	1,060	1,088	San Francisco City & County Redevelopment
Oxnard Harbor District			Agency
5.75%, 8/ 1/2020	1,200	1,225	6.50%, 8/ 1/2039	1,000	1,048
Palm Desert Financing Authority MBIA			San Juan Unified School District/CA MBIA
5.00%, 8/ 1/2022	1,280	1,243	5.00%, 8/ 1/2027	1,530	1,547
Palomar Pomerado Health			Semitropic Improvement District
6.75%, 11/ 1/2039	1,500	1,534	5.00%, 12/ 1/2038	4,000	3,881
Perris Public Financing Authority/CA			Sierra View Local Health Care District/CA
5.30%, 10/ 1/2026	2,805	2,380	5.25%, 7/ 1/2032	1,500	1,349
Pittsburg Unified School District			South Gate Public Financing Authority
5.50%, 8/ 1/2031	1,000	1,056	AMBAC
Pomona Public Financing Authority MBIA			5.25%, 9/ 1/2022	2,090	2,101
5.00%, 2/ 1/2021	5,000	5,145	South Gate Public Financing Authority XLCA
Pomona Unified School District/CA MBIA			5.00%, 9/ 1/2016	1,880	1,949
6.15%, 8/ 1/2030	1,000	1,097	South Tahoe Redevelopment Agency/CA
Port of Oakland			5.00%, 10/ 1/2031	1,000	749
5.75%, 11/ 1/2029	2,000	2,001	State of California
Port of Oakland NATL-RE FGIC			5.25%, 7/ 1/2021	3,000	3,270
5.75%, 11/ 1/2029	35	35	5.75%, 4/ 1/2031	1,000	1,005
Poway Redevelopment Agency/CA AMBAC			Stockton East Water District
5.38%, 6/15/2019	1,000	1,012	5.25%, 4/ 1/2022	1,780	1,789
Richmond Joint Powers Financing Authority			Sunnyvale CA AMBAC
6.25%, 7/ 1/2024	1,000	1,048	5.50%, 10/ 1/2014	1,000	1,078
			5.50%, 10/ 1/2016	1,000	1,048

Schedule of Investments
California Municipal Fund
January 31, 2010 (unaudited)

	Principal		(a)	Security or portion of underlying security related to Inverse Floaters
			entered into by the Fund. See notes.
	Amount	Value	(b) Non-Income Producing Security
	(000's)	(000's)
			(c) Variable Rate. Rate shown is in effect at January 31, 2010.
MUNICIPAL BONDS (continued)			(d) Security purchased on a when-issued basis.
California (continued)			(e) Security is Illiquid
Sweetwater Union High School District MBIA			(f)	Security exempt from registration under Rule 144A of the Securities Act
5.00%, 9/ 1/2020	$ 1,225 $	1,233	of 1933. These securities may be resold in transactions exempt from
Temecula Redevelopment Agency/CA MBIA			registration, normally to qualified institutional buyers. Unless otherwise
5.25%, 8/ 1/2036	3,270	2,927	indicated, these securities are not considered illiquid. At the end of the
Tobacco Securitization Authority of Northern			period, the value of these securities totaled $4,157 or 1.35% of net
California/CA			assets.
5.38%, 6/ 1/2038	7,000	5,513	(g)	Floating rate securities. The interest rate(s) shown reflect the rates in
5.50%, 6/ 1/2045	3,330	2,398	effect at January 31, 2010.

Tobacco Securitization Authority of Southern			Unrealized Appreciation (Depreciation)
California
5.00%, 6/ 1/2037	3,000	2,262	The net federal income tax unrealized appreciation (depreciation) and federal tax cost
			of investments held by the fund as of the period end were as follows:
5.13%, 6/ 1/2046	5,500	3,707
Tracy Area Public Facilities Financing Agency			Unrealized Appreciation	$ 8,363
MBIA
5.88%, 10/ 1/2013	380	382	Unrealized Depreciation	(15,262)
Tustin Community Facilities District			Net Unrealized Appreciation (Depreciation)	(6,899)
5.38%, 9/ 1/2029	1,000	877	Cost for federal income tax purposes	313,584
Twin Rivers Unified School District			All dollar amounts are shown in thousands (000's)
0.00%, 4/ 1/2014 (b)	1,500	1,310
University of California			Portfolio Summary (unaudited)
5.25%, 5/15/2039 (a)	4,500	4,712	Sector	Percent
Walnut Public Financing Authority/CA			Revenue	49.25%
AMBAC			Insured	40.04%
5.38%, 9/ 1/2022	2,305	2,324	Revenue - Special Tax	6.48%
Western Municipal Water District Facilities			General Obligation	5.35%
Authority			Tax Allocation	3.72%
5.00%, 10/ 1/2034	1,700	1,719	Certificate Participation	1.15%
			Prerefunded	1.09%
		328,854	Liability for Floating Rate Notes Issued	(7.82%)
Puerto Rico (0.32%)			Other Assets in Excess of Liabilities, Net	0.74%
Puerto Rico Sales Tax Financing Corp			TOTAL NET ASSETS	100.00%
5.38%, 8/ 1/2039 (d)	1,000	982

Virgin Islands (0.33%)
Virgin Islands Public Finance Authority
6.38%, 10/ 1/2019	1,000	1,019
TOTAL MUNICIPAL BONDS	$ 330,855
Total Investments		330,855
LIABILITY FOR FLOATING RATE NOTES ISSUED IN
CONJUNCTION WITH SECURITIES HELD (-7.82%)
Notes with interest rates ranging from 0.19%
to 0.28% at January 31, 2010 and
contractual maturity of collateral from
2015-2042. (g)	(24,171)	(24,171)

Total Net Investments	$ 306,684
Other Assets in Excess of Liabilities, Net - 0.74%		2,281
TOTAL NET ASSETS - 100.00%	$ 308,965

Schedule of Investments
Core Plus Bond Fund I
January 31, 2010 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)
CONVERTIBLE PREFERRED STOCKS (0.21%)			BONDS (continued)
Regional Banks (0.21%)			Commercial Banks (continued)
Wells Fargo & Co	5,800 $	5,467	Intesa Sanpaolo/New York
TOTAL CONVERTIBLE PREFERRED STOCKS	$ 5,467		2.38%, 12/21/2012	$ 14,500 $	14,540
			KeyBank NA
	Principal		3.20%, 6/15/2012	11,000	11,497
	Amount	Value	Nordea Bank AB
	(000's)	(000's)	4.88%, 1/27/2020 (b)(c)	10,900	10,840
BONDS (31.05%)			Regions Bank/Birmingham AL
Airlines (0.04%)			3.25%, 12/ 9/2011	7,600	7,927
United Air Lines Inc			7.50%, 5/15/2018	800	783
10.40%, 5/ 1/2018	$ 900	970	Regions Financial Corp
			7.38%, 12/10/2037	500	415
Asset Backed Securities (0.00%)			Royal Bank of Scotland PLC/The
South Carolina Student Loan Corp			3.00%, 12/ 9/2011 (b)	200	206
0.76%, 9/ 2/2014 (a)	11	11	2.63%, 5/11/2012 (b)	21,000	21,488
Automobile Sequential (0.21%)					143,544
Bank of America Auto Trust			Diversified Banking Institutions (5.71%)
1.70%, 12/15/2011 (b)	1,500	1,508	Bank of America Corp
Capital Auto Receivables Asset Trust			2.10%, 4/30/2012	17,800	18,149
1.68%, 10/15/2012 (a)	1,000	1,009	6.50%, 8/ 1/2016	10,100	10,933
Ford Credit Auto Owner Trust			Citigroup Inc
2.00%, 12/15/2011	600	603	0.42%, 5/18/2010 (a)	500	500
1.21%, 1/15/2012	2,200	2,208	7.25%, 10/ 1/2010	900	931
		5,328	6.00%, 2/21/2012	700	745
Brewery (0.63%)			2.13%, 4/30/2012	7,900	8,059
Anheuser-Busch InBev Worldwide Inc			5.50%, 8/27/2012	400	422
4.13%, 1/15/2015 (b)	7,900	8,117	5.63%, 8/27/2012	600	630
5.38%, 1/15/2020 (b)	7,900	8,103	6.40%, 3/27/2013	1,700	2,521
		16,220	5.50%, 4/11/2013	5,800	6,092
Cellular Telecommunications (0.16%)			0.87%, 6/28/2013 (a)	2,300	2,994
Cellco Partnership / Verizon Wireless Capital			5.50%, 10/15/2014	10,400	10,712
LLC			0.53%, 6/ 9/2016 (a)	300	256
5.25%, 2/ 1/2012	3,900	4,179	6.00%, 8/15/2017	4,658	4,697
			3.63%, 11/30/2017	2,300	2,904
Commercial Banks (5.61%)			8.50%, 5/22/2019	300	350
American Express Bank FSB			Credit Agricole SA
6.00%, 9/13/2017	5,000	5,312	8.38%, 12/31/2049 (a)(b)	16,500	17,820
American Express Centurion Bank			GMAC Inc
5.55%, 10/17/2012	1,300	1,400	6.00%, 4/ 1/2011	1,500	1,476
Barclays Bank PLC			5.38%, 6/ 6/2011	4,000	5,518
5.00%, 9/22/2016	10,100	10,383
			6.00%, 12/15/2011	4,000	3,925
6.05%, 12/ 4/2017 (b)	4,300	4,446
			Goldman Sachs Group Inc/The
Citibank NA			6.88%, 1/15/2011	800	846
1.88%, 5/ 7/2012	7,900	8,027
			1.02%, 2/ 4/2013 (a)	200	267
1.88%, 6/ 4/2012	3,900	3,955
			5.25%, 10/15/2013	1,300	1,396
Commonwealth Bank of Australia
0.67%, 7/12/2013 (a)(b)	13,900	13,860	6.25%, 9/ 1/2017	1,800	1,938
Danske Bank A/S			JP Morgan Chase & Co
2.50%, 5/10/2012 (b)	4,100	4,199	0.38%, 12/21/2011 (a)	16,200	16,163
ING Bank NV			6.00%, 1/15/2018	800	864
2.63%, 2/ 9/2012 (b)	23,600	24,266	7.90%, 4/29/2049 (a)	2,100	2,151
			Morgan Stanley
			3.25%, 12/ 1/2011	3,800	3,962

Schedule of Investments
Core Plus Bond Fund I
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Diversified Banking Institutions (continued)			Finance - Credit Card (0.13%)
Morgan Stanley (continued)			American Express Credit Corp
0.50%, 1/ 9/2012 (a)	$ 13,000 $	12,877	1.63%, 5/27/2010 (a)	$ 500 $	502
0.50%, 4/19/2012	1,500	1,483	0.41%, 12/ 2/2010 (a)	2,700	2,696
0.55%, 1/ 9/2014 (a)	1,200	1,152			3,198
5.95%, 12/28/2017	2,700	2,814	Finance - Investment Banker & Broker (3.00%)
Societe Generale			Bear Stearns Cos LLC/The
5.92%, 4/29/2049 (a)(b)	500	421	7.25%, 2/ 1/2018	2,200	2,523
		145,968	Citigroup Funding Inc
Diversified Financial Services (2.30%)			1.33%, 5/ 7/2010 (a)	700	701
American Express Travel Related Services Co			2.25%, 12/10/2012	15,800	16,071
Inc			Macquarie Bank Ltd
5.25%, 11/21/2011 (b)	2,400	2,528	2.60%, 1/20/2012 (b)	20,726	21,271
Citigroup Capital XXI			Macquarie Group Ltd
8.30%, 12/21/2057	9,050	8,416	7.30%, 8/ 1/2014 (b)	7,400	8,200
General Electric Capital Corp			Merrill Lynch & Co Inc
2.00%, 9/28/2012	40,000	40,523	0.50%, 2/ 5/2010 (a)	800	800
0.44%, 10/ 6/2015 (a)	7,500	6,913	1.06%, 3/22/2011 (a)	1,200	1,635
6.88%, 1/10/2039	500	520	0.45%, 7/25/2011 (a)	2,200	2,182
		58,900	0.48%, 11/ 1/2011 (a)	4,000	3,952
Diversified Minerals (0.23%)			0.49%, 6/ 5/2012 (a)	4,200	4,112
Vale Overseas Ltd			6.05%, 8/15/2012	14,150	15,288
5.63%, 9/15/2019	5,800	5,893			76,735
			Finance - Leasing Company (0.31%)
Electric - Integrated (0.26%)
			International Lease Finance Corp
Duke Energy Carolinas LLC			0.48%, 5/24/2010 (a)	1,000	981
5.75%, 11/15/2013	2,300	2,558
			5.45%, 3/24/2011	4,490	4,235
EDF SA
5.50%, 1/26/2014 (b)	500	552	5.75%, 6/15/2011	3,000	2,812
6.50%, 1/26/2019 (b)	500	567			8,028
Enel Finance International SA			Finance - Mortgage Loan/Banker (1.42%)
6.80%, 9/15/2037 (b)	2,800	3,077	Federal Home Loan Banks
		6,754	1.00%, 12/28/2011	1,700	1,700
Finance - Auto Loans (0.06%)			Freddie Mac
			1.13%, 6/ 1/2011	13,800	13,891
Ford Motor Credit Co LLC
3.00%, 1/13/2012 (a)	1,600	1,512	1.13%, 12/15/2011	2,200	2,205
			Northern Rock Asset Management PLC
Finance - Commercial (0.25%)			5.63%, 6/22/2017 (b)(d)	12,200	11,936
Caterpillar Financial Services Corp			SLM Student Loan Trust
7.05%, 10/ 1/2018	5,390	6,317	0.29%, 4/25/2017 (a)	34	34
			0.75%, 10/25/2017 (a)	100	100
Finance - Consumer Loans (0.68%)			Small Business Administration Participation
American General Finance Corp			Certificates
0.55%, 8/17/2011 (a)	100	85	4.43%, 5/ 1/2029 (a)	6,305	6,547
6.90%, 12/15/2017	3,200	2,334			36,413
SLM Corp			Investment Companies (0.07%)
0.41%, 7/26/2010 (a)	700	689	Temasek Financial I Ltd
4.50%, 7/26/2010	400	402	4.30%, 10/25/2019 (b)	1,700	1,672
0.45%, 3/15/2011 (a)	5,000	4,768
2.75%, 3/15/2011	10,100	9,217	Life & Health Insurance (0.40%)
		17,495	ASIF III Jersey Ltd
			5.50%, 3/ 7/2011	6,800	9,246

Schedule of Investments
Core Plus Bond Fund I
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Life & Health Insurance (continued)			Multi-Line Insurance (0.68%)
Prudential Financial Inc			American International Group Inc
1.82%, 6/10/2013 (a)	$ 1,000 $	973	4.95%, 3/20/2012	$ 1,000 $	971
		10,219	8.25%, 8/15/2018	1,000	917
Medical - Drugs (0.08%)			8.18%, 5/15/2068	2,300	1,547
Novartis Capital Corp			Metropolitan Life Global Funding I
4.13%, 2/10/2014	2,000	2,120	0.65%, 7/13/2011 (a)(b)	13,900	13,894
					17,329
Medical Laboratory & Testing Service (0.19%)			Non-Ferrous Metals (0.03%)
Roche Holdings Inc			Corp Nacional del Cobre de Chile - CODELCO
7.00%, 3/ 1/2039 (b)	3,900	4,737	7.50%, 1/15/2019 (b)	600	726

Money Center Banks (1.37%)			Oil Company - Integrated (0.66%)
Bank of Scotland PLC			Petrobras International Finance Co
0.32%, 12/ 8/2010 (a)(b)	600	595	7.88%, 3/15/2019	9,600	10,886
Deutsche Bank AG/London			Petroleos Mexicanos
6.00%, 9/ 1/2017	2,900	3,223	8.00%, 5/ 3/2019	2,100	2,394
Lloyds TSB Bank PLC			6.00%, 3/ 5/2020 (b)(c)(e)	3,700	3,655
5.80%, 1/13/2020 (b)	18,100	17,899			16,935
12.00%, 12/16/2049 (b)(c)(d)	12,200	13,298
		35,015	Pipelines (0.01%)
			TransCanada PipeLines Ltd
Mortgage Backed Securities (0.52%)			7.63%, 1/15/2039	200	245
Banc of America Funding Corp
3.81%, 6/25/2034 (a)	274	258	Regional Authority (0.37%)
Bear Stearns Adjustable Rate Mortgage Trust			Province of Ontario Canada
4.72%, 12/25/2035 (a)	492	443	6.50%, 3/ 8/2029	4,700	5,396
Bear Stearns Alt-A Trust			5.85%, 3/ 8/2033	3,800	4,102
5.13%, 5/25/2035 (a)	471	338			9,498
5.27%, 9/25/2035 (a)	44	33
Bear Stearns Commercial Mortgage Securities			Regional Banks (1.59%)
5.59%, 6/11/2040 (a)	2,253	2,334	JP Morgan Chase Bank NA
5.70%, 6/11/2050	200	197	0.58%, 6/13/2016 (a)	3,500	3,303
Fannie Mae Grantor Trust			KeyCorp
7.50%, 6/25/2030	28	32	0.92%, 11/22/2010 (a)	900	1,172
7.50%, 7/25/2042	43	49	6.50%, 5/14/2013	800	851
GSMPS Mortgage Loan Trust			USB Capital IX
7.50%, 6/19/2032 (b)	204	168	6.19%, 4/15/2049 (a)	800	664
JP Morgan Chase Commercial Mortgage			Wachovia Corp
Securities Corp			0.38%, 10/15/2011 (a)	11,550	11,465
4.88%, 1/12/2038 (a)	5,300	5,386	Wells Fargo & Co
JP Morgan Mortgage Trust			7.98%, 3/29/2049 (a)	23,000	23,230
5.75%, 1/25/2036	1,045	894			40,685
Mastr Reperforming Loan Trust			Reinsurance (0.21%)
7.00%, 8/25/2034 (b)	269	252	Reinsurance Group of America Inc
Morgan Stanley Capital I			6.75%, 12/15/2011	5,050	5,415
5.11%, 6/15/2040 (a)	1,255	1,265
Thornburg Mortgage Securities Trust			Schools (0.27%)
0.33%, 3/25/2037 (a)	1,490	1,479	Duke University
Wachovia Bank Commercial Mortgage Trust			4.20%, 4/ 1/2014	1,800	1,919
5.42%, 1/15/2045	200	196	5.15%, 4/ 1/2019	1,400	1,478
		13,324	President and Fellows of Harvard College
			6.00%, 1/15/2019 (b)	500	565

Schedule of Investments
Core Plus Bond Fund I
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			MUNICIPAL BONDS (continued)
Schools (continued)			Illinois (0.10%)
President and Fellows of Harvard College			State of Illinois
(continued)			4.07%, 1/ 1/2014	$ 2,400 $	2,440
6.50%, 1/15/2039 (b)	$ 2,400 $	2,844
		6,806	Louisiana (0.16%)
Sovereign (0.45%)			State of Louisiana
			3.00%, 5/ 1/2043	3,900	3,939
Canadian Government Bond
2.00%, 12/ 1/2014	9,300	8,521	Nebraska (0.01%)
4.50%, 6/ 1/2015	1,400	1,436	Public Power Generation Agency
United Mexican States			7.24%, 1/ 1/2041	200	210
5.95%, 3/19/2019	200	211
6.05%, 1/11/2040	1,500	1,444	Pennsylvania (0.03%)
		11,612	University of Pittsburgh/PA GO OF UNIV
Sovereign Agency (1.93%)			5.00%, 9/15/2028	800	863
Societe Financement de l'Economie Francaise			TOTAL MUNICIPAL BONDS	$ 12,913
0.45%, 7/16/2012 (a)(b)	1,000	1,001	U.S. GOVERNMENT & GOVERNMENT AGENCY
3.38%, 5/ 5/2014 (b)	11,300	11,725	OBLIGATIONS (30.83%)
Swedish Housing Finance Corp			Federal Home Loan Mortgage Corporation
3.13%, 3/23/2012 (b)	36,400	36,567	(FHLMC) (0.66%)
		49,293	0.16%, 4/12/2010 (f)(g)	16,100	16,098
			4.70%, 6/ 1/2035 (a)(g)	675	696
Special Purpose Banks (0.34%)					16,794
Export-Import Bank of Korea
5.88%, 1/14/2015	8,000	8,590	Federal National Mortgage Association (FNMA) (13.12%)
			6.00%, 12/ 1/2031 (g)	40	43
Special Purpose Entity (0.57%)			6.00%, 4/ 1/2033 (g)	42	46
Capital One Capital V			6.00%, 7/ 1/2033 (g)	16	18
10.25%, 8/15/2039	10,000	11,448	6.00%, 6/ 1/2034 (g)	27	29
Goldman Sachs Capital II			6.00%, 7/ 1/2034 (g)	20	21
5.79%, 12/29/2049 (a)	2,600	2,035	6.00%, 7/ 1/2034 (g)	28	30
SMFG Preferred Capital GBP 1 Ltd			6.00%, 8/ 1/2034 (g)	71	77
6.16%, 1/25/2017 (a)	364	506
			6.00%, 11/ 1/2034 (g)	71	77
6.16%, 1/25/2017 (b)	500	695
			6.00%, 4/ 1/2035 (g)	116	125
		14,684
			6.00%, 4/ 1/2035 (g)	72	78
Telephone - Integrated (0.16%)			6.00%, 4/ 1/2035 (g)	18	19
BellSouth Corp			6.00%, 5/ 1/2035 (g)	76	82
4.95%, 4/26/2021 (b)	4,100	4,139	6.00%, 6/ 1/2035 (g)	124	133
Tobacco (0.07%)			6.00%, 6/ 1/2035 (g)	1,369	1,473
UST Inc			6.00%, 7/ 1/2035 (g)	1,066	1,146
5.75%, 3/ 1/2018	1,700	1,683	4.62%, 8/ 1/2035 (a)(g)	685	714
			3.30%, 9/ 1/2035 (a)(g)	639	658
Transport - Rail (0.08%)			6.00%, 9/ 1/2035 (g)	47	51
Union Pacific Corp			6.00%, 9/ 1/2035 (g)	263	283
5.70%, 8/15/2018	1,800	1,918	6.00%, 10/ 1/2035 (g)	1,061	1,141
TOTAL BONDS	$ 794,110		6.00%, 10/ 1/2035 (g)	23	25
MUNICIPAL BONDS (0.51%)			6.00%, 2/ 1/2036 (g)	491	527
California (0.21%)			6.00%, 2/ 1/2036 (g)	781	839
University of California			6.00%, 4/ 1/2036 (g)	747	802
6.27%, 5/15/2031	5,400	5,461	6.00%, 5/ 1/2036 (g)	310	333
			5.50%, 6/ 1/2036 (g)	424	450
			6.00%, 6/ 1/2036 (g)	19	20
			6.00%, 7/ 1/2036 (g)	67	72

Schedule of Investments
Core Plus Bond Fund I
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA)			Federal National Mortgage Association (FNMA)
(continued)			(continued)
6.00%, 8/ 1/2036 (g)	$ 12 $	13	6.00%, 4/ 1/2037 (g)	$ 1,079 $	1,156
6.00%, 8/ 1/2036 (g)	123	132	6.00%, 4/ 1/2037 (g)	422	452
6.00%, 8/ 1/2036 (g)	20	21	6.00%, 4/ 1/2037 (g)	701	751
6.00%, 8/ 1/2036 (g)	251	270	6.00%, 4/ 1/2037 (g)	66	71
6.00%, 8/ 1/2036 (g)	20	21	6.00%, 4/ 1/2037 (g)	765	820
6.00%, 9/ 1/2036 (g)	18	19	6.00%, 4/ 1/2037 (g)	201	216
6.00%, 9/ 1/2036 (g)	628	674	5.50%, 5/ 1/2037 (g)	29	31
6.00%, 9/ 1/2036 (g)	1,450	1,556	6.00%, 5/ 1/2037 (g)	33	35
6.00%, 9/ 1/2036 (g)	670	719	6.00%, 5/ 1/2037 (g)	345	370
6.00%, 9/ 1/2036 (g)	633	679	6.00%, 5/ 1/2037 (g)	811	868
6.00%, 10/ 1/2036 (g)	15	16	6.00%, 6/ 1/2037 (g)	17	18
6.00%, 10/ 1/2036 (g)	1,523	1,635	6.00%, 6/ 1/2037 (g)	714	767
6.00%, 10/ 1/2036 (g)	19	20	6.00%, 6/ 1/2037 (g)	405	434
6.00%, 10/ 1/2036 (g)	14	15	6.00%, 6/ 1/2037 (g)	620	664
6.00%, 10/ 1/2036 (g)	4,261	4,574	6.00%, 6/ 1/2037 (g)	45	49
6.00%, 10/ 1/2036 (g)	109	116	6.00%, 6/ 1/2037 (g)	689	739
6.00%, 10/ 1/2036 (g)	706	757	5.50%, 7/ 1/2037 (g)	444	471
6.00%, 10/ 1/2036 (g)	57	62	6.00%, 7/ 1/2037 (g)	539	578
6.00%, 10/ 1/2036 (g)	296	317	6.00%, 7/ 1/2037 (g)	17	18
6.00%, 11/ 1/2036 (g)	19	21	6.00%, 7/ 1/2037 (g)	891	955
6.00%, 11/ 1/2036 (g)	159	171	6.00%, 7/ 1/2037 (g)	1,978	2,119
6.00%, 11/ 1/2036 (g)	15	16	6.00%, 7/ 1/2037 (g)	78	83
6.00%, 11/ 1/2036 (g)	16	17	6.00%, 7/ 1/2037 (g)	874	937
6.00%, 11/ 1/2036 (g)	632	679	6.00%, 7/ 1/2037 (g)	1,076	1,153
6.00%, 11/ 1/2036 (g)	336	360	6.00%, 7/ 1/2037 (g)	535	573
6.00%, 11/ 1/2036 (g)	278	298	6.00%, 7/ 1/2037 (g)	165	177
6.00%, 12/ 1/2036 (g)	392	421	6.00%, 7/ 1/2037 (g)	515	552
6.00%, 12/ 1/2036 (g)	702	753	6.00%, 7/ 1/2037 (g)	66	70
6.00%, 12/ 1/2036 (g)	39	41	6.00%, 7/ 1/2037 (g)	16	17
6.00%, 12/ 1/2036 (g)	29	31	6.00%, 7/ 1/2037 (g)	16	17
6.00%, 12/ 1/2036 (g)	691	742	6.00%, 7/ 1/2037 (g)	137	147
6.00%, 12/ 1/2036 (g)	1,082	1,161	6.00%, 7/ 1/2037 (g)	2,320	2,485
6.00%, 12/ 1/2036 (g)	355	381	6.00%, 7/ 1/2037 (g)	486	520
6.00%, 12/ 1/2036 (g)	804	863	6.00%, 7/ 1/2037 (g)	161	172
6.00%, 12/ 1/2036 (g)	1,067	1,145	6.00%, 7/ 1/2037 (g)	7	7
5.50%, 1/ 1/2037 (g)	397	422	6.00%, 7/ 1/2037 (g)	856	917
6.00%, 1/ 1/2037 (g)	164	176	6.00%, 7/ 1/2037 (g)	285	305
6.00%, 1/ 1/2037 (g)	23	25	6.00%, 8/ 1/2037 (g)	19	20
6.00%, 1/ 1/2037 (g)	1,193	1,278	6.00%, 8/ 1/2037 (g)	268	287
6.00%, 1/ 1/2037 (g)	792	850	6.00%, 8/ 1/2037 (g)	481	515
6.00%, 1/ 1/2037 (g)	18	19	6.00%, 8/ 1/2037 (g)	216	231
6.00%, 1/ 1/2037 (g)	456	489	6.00%, 8/ 1/2037 (g)	831	890
6.00%, 1/ 1/2037 (g)	780	837	6.00%, 8/ 1/2037 (g)	26	27
5.50%, 2/ 1/2037 (g)	53	57	6.00%, 8/ 1/2037 (g)	520	557
6.00%, 2/ 1/2037 (g)	439	472	6.00%, 8/ 1/2037 (g)	359	385
5.50%, 3/ 1/2037 (g)	976	1,035	6.00%, 8/ 1/2037 (g)	527	565
5.50%, 3/ 1/2037 (g)	388	412	6.00%, 8/ 1/2037 (g)	1,007	1,079
5.50%, 4/ 1/2037 (g)	503	533	6.00%, 8/ 1/2037 (g)	348	373

Schedule of Investments
Core Plus Bond Fund I
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA)			Federal National Mortgage Association (FNMA)
(continued)			(continued)
6.00%, 8/ 1/2037 (g)	$ 415 $	445	6.00%, 10/ 1/2037 (g)	$ 1,163 $	1,246
6.00%, 8/ 1/2037 (g)	824	883	6.00%, 10/ 1/2037 (g)(h)	43,039	46,104
6.00%, 8/ 1/2037 (g)	323	346	6.00%, 10/ 1/2037 (g)	474	508
6.00%, 8/ 1/2037 (g)	18,180	19,475	6.00%, 10/ 1/2037 (g)	60	64
6.00%, 8/ 1/2037 (g)	2,215	2,373	6.00%, 10/ 1/2037 (g)	16,870	18,072
6.00%, 9/ 1/2037 (g)	2,483	2,660	6.00%, 11/ 1/2037 (g)	132	142
6.00%, 9/ 1/2037 (g)	12	13	6.00%, 11/ 1/2037 (g)	17	19
6.00%, 9/ 1/2037 (g)	717	768	6.00%, 11/ 1/2037 (g)	639	684
6.00%, 9/ 1/2037 (g)	919	985	6.00%, 11/ 1/2037 (g)	25	27
6.00%, 9/ 1/2037 (g)	496	531	6.00%, 11/ 1/2037 (g)	16	17
6.00%, 9/ 1/2037 (g)	14	15	6.00%, 11/ 1/2037 (g)	243	261
6.00%, 9/ 1/2037 (g)	2,862	3,066	6.00%, 11/ 1/2037 (g)	267	286
6.00%, 9/ 1/2037 (g)	18	20	6.00%, 11/ 1/2037 (g)	746	799
6.00%, 9/ 1/2037 (g)	15	16	6.00%, 11/ 1/2037 (g)	983	1,053
6.00%, 9/ 1/2037 (g)	2,171	2,325	6.00%, 11/ 1/2037 (g)	787	843
6.00%, 9/ 1/2037 (g)	713	764	6.00%, 11/ 1/2037 (g)	688	737
6.00%, 9/ 1/2037 (g)	19	20	6.00%, 11/ 1/2037 (g)	12,292	13,168
6.00%, 9/ 1/2037 (g)	27,161	29,095	6.00%, 11/ 1/2037 (g)	672	720
6.00%, 9/ 1/2037 (g)	696	746	6.00%, 11/ 1/2037 (g)	1,130	1,210
6.00%, 9/ 1/2037 (g)	9,163	9,815	6.00%, 11/ 1/2037 (g)	18	19
6.00%, 9/ 1/2037 (g)	396	424	6.00%, 11/ 1/2037 (g)	64	68
6.00%, 9/ 1/2037 (g)	67	72	6.00%, 11/ 1/2037 (g)	753	807
6.00%, 9/ 1/2037 (g)	397	425	6.00%, 11/ 1/2037 (g)	116	124
6.00%, 9/ 1/2037 (g)	275	294	6.00%, 11/ 1/2037 (g)	368	395
6.00%, 9/ 1/2037 (g)	41	44	6.00%, 11/ 1/2037 (g)	481	515
6.00%, 9/ 1/2037 (g)	790	846	6.00%, 11/ 1/2037 (g)	301	323
6.00%, 9/ 1/2037 (g)	1,474	1,579	6.00%, 11/ 1/2037 (g)	345	369
6.00%, 9/ 1/2037 (g)	506	542	6.00%, 11/ 1/2037 (g)	284	304
6.00%, 9/ 1/2037 (g)	12,358	13,238	6.00%, 11/ 1/2037 (g)	393	421
6.00%, 10/ 1/2037 (g)	18	20	6.00%, 11/ 1/2037 (g)	733	785
6.00%, 10/ 1/2037 (g)	425	455	6.00%, 11/ 1/2037 (g)	509	545
6.00%, 10/ 1/2037 (g)	505	541	6.00%, 11/ 1/2037 (g)	1,317	1,411
6.00%, 10/ 1/2037 (g)	20	21	6.00%, 11/ 1/2037 (g)	687	736
6.00%, 10/ 1/2037 (g)	574	615	6.00%, 11/ 1/2037 (g)	692	741
6.00%, 10/ 1/2037 (g)	2,047	2,193	6.00%, 11/ 1/2037 (g)	903	967
6.00%, 10/ 1/2037 (g)	885	948	6.00%, 11/ 1/2037 (g)	2,930	3,138
6.00%, 10/ 1/2037 (g)	64	69	6.00%, 12/ 1/2037 (g)	1,216	1,302
6.00%, 10/ 1/2037 (g)	657	704	6.00%, 12/ 1/2037 (g)	73	78
6.00%, 10/ 1/2037 (g)	668	716	6.00%, 12/ 1/2037 (g)	783	838
6.00%, 10/ 1/2037 (g)	2,634	2,822	6.00%, 12/ 1/2037 (g)	185	198
6.00%, 10/ 1/2037 (g)	506	542	6.00%, 12/ 1/2037 (g)	890	954
6.00%, 10/ 1/2037 (g)	559	599	6.00%, 12/ 1/2037 (g)	3,604	3,861
6.00%, 10/ 1/2037 (g)	783	839	6.00%, 12/ 1/2037 (g)	943	1,010
6.00%, 10/ 1/2037 (g)	2,932	3,141	6.00%, 12/ 1/2037 (g)	1,215	1,301
6.00%, 10/ 1/2037 (g)	587	629	6.00%, 12/ 1/2037 (g)	221	237
6.00%, 10/ 1/2037 (g)	24	25	6.00%, 12/ 1/2037 (g)	514	550
6.00%, 10/ 1/2037 (g)	328	352	6.00%, 12/ 1/2037 (g)	264	282
6.00%, 10/ 1/2037 (g)	4,544	4,868	6.00%, 12/ 1/2037 (g)	516	553

Schedule of Investments
Core Plus Bond Fund I
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA)			U.S. Treasury (continued)
(continued)			4.38%, 11/15/2039	$ 19,600 $	19,171
6.00%, 12/ 1/2037 (g)	$ 573 $	614			434,932
6.00%, 12/ 1/2037 (g)	11,999	12,853
6.00%, 12/ 1/2037 (g)	489	524	U.S. Treasury Bill (0.04%)
6.00%, 12/ 1/2037 (g)	455	488	0.19%, 4/ 1/2010 (f)(h)	800	800
6.00%, 12/ 1/2037 (g)	387	414	0.06%, 3/ 4/2010 (f)	52	52
6.00%, 12/ 1/2037 (g)	1,037	1,111	0.03%, 3/11/2010 (f)(h)	151	151
6.00%, 1/ 1/2038 (g)	782	838			1,003
6.00%, 1/ 1/2038 (g)	16	17	TOTAL U.S. GOVERNMENT & GOVERNMENT
6.00%, 1/ 1/2038 (g)	1,476	1,582	AGENCY OBLIGATIONS	$ 788,425
6.00%, 1/ 1/2038 (g)	1,032	1,105	REPURCHASE AGREEMENTS (38.74%)
6.00%, 1/ 1/2038 (g)	1,230	1,317	Mortgage Backed Securities (36.22%)
6.00%, 1/ 1/2038 (g)	69	74	United States Agency Repurchase
6.00%, 1/ 1/2038 (g)	750	803	Agreement; 0.12%; dated 01/29/2010
6.00%, 1/ 1/2038 (g)	22	23	maturing 02/01/2010 (collateralized by
			Sovereign Agency Issue; $399,453,000;
6.00%, 1/ 1/2038 (g)	367	393	0.07% dated 06/01/2010)	$ 380,100 $	380,100
6.00%, 1/ 1/2038 (g)	326	349	United States Agency Repurchase
6.00%, 1/ 1/2038 (g)	1,868	2,002	Agreement; 0.13%; dated 01/29/2010
6.00%, 1/ 1/2038 (g)	214	230	maturing 02/01/2010 (collateralized by
6.00%, 2/ 1/2038 (g)	20	22	Sovereign Agency Issue; $108,109,000;
			0.75% dated 01/18/2011)	106,000	106,000
6.00%, 2/ 1/2038 (g)	40	43	United States Mortgage Repurchase
6.00%, 2/ 1/2038 (g)	643	689	Agreement; 0.13%; dated 01/29/2010
6.00%, 2/ 1/2038 (g)	580	621	maturing 02/01/2010 (collateralized by
6.00%, 2/ 1/2038 (g)	852	913	Sovereign Agency Issue; $393,093,000;
6.00%, 3/ 1/2038 (g)	122	131	4.00% dated 07/01/2024)	380,100	380,100
			United States Mortgage Repurchase
6.00%, 3/ 1/2038 (g)	638	683	Agreement; 0.14%; dated 01/29/2010
6.00%, 3/ 1/2038 (g)	343	367	maturing 02/19/2010 (collateralized by
6.00%, 3/ 1/2038 (g)	32	35	Sovereign Agency Issue; $62,125,000;
6.00%, 3/ 1/2038 (g)	2,471	2,646	5.00% dated 02/01/2036)	60,000	60,000
6.00%, 4/ 1/2038 (g)	919	984			926,200
6.00%, 4/ 1/2038 (g)	844	904	U.S. Treasury (2.52%)
6.00%, 6/ 1/2038 (g)	47	50	United States Treasury Repurchase
6.00%, 8/ 1/2038 (g)	35	38	Agreement; 0.11%; dated 01/29/2010
			maturing 02/01/2010 (collateralized by US
6.00%, 9/ 1/2038 (g)	5,501	5,893	Treasury Note; $65,413,000; 4.13% dated
5.50%, 2/ 1/2040 (g)(i)	16,000	16,948	05/15/2015)	64,400	64,400
		335,696	TOTAL REPURCHASE AGREEMENTS	$ 990,600
U.S. Treasury (17.01%)			Total Investments	$ 2,591,515
1.00%, 8/31/2011 (h)	276,900	278,674	Liabilities in Excess of Other Assets, Net - (1.34)%		(34,144)
1.00%, 10/31/2011	2,000	2,011	TOTAL NET ASSETS - 100.00%	$ 2,557,371
2.75%, 11/30/2016	6,700	6,580
3.13%, 1/31/2017	50,000	50,125
4.75%, 2/15/2037	800	837
4.38%, 2/15/2038	2,500	2,457
4.50%, 5/15/2038	600	601
3.50%, 2/15/2039	4,100	3,435
4.25%, 5/15/2039 (h)	68,100	65,248
4.50%, 8/15/2039	5,800	5,793

Schedule of Investments
Core Plus Bond Fund I
January 31, 2010 (unaudited)

(a) Variable Rate. Rate shown is in effect at January 31, 2010.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $277,838 or 10.86% of net assets.
(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $27,793 or 1.09% of net assets.
(d) Security is Illiquid
(e) Security purchased on a when-issued basis.
(f) Rate shown is the discount rate.
(g)	This entity was put into conservatorship by the U.S. Government in 2008.
See Notes to Financial Statements for additional information.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $7,993 or 0.31% of net assets.
(i)	Security was purchased in a "to-be-announced" ("TBA") transaction.
See Notes to Financial Statements.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 65,575
Unrealized Depreciation	(3,882)
Net Unrealized Appreciation (Depreciation)	61,693
Cost for federal income tax purposes	2,529,822
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector	Percent
Financial	41.17%
Mortgage Securities	33.31%
Government	23.01%
Consumer, Non-cyclical	1.23%
Energy	0.67%
Asset Backed Securities	0.47%
Revenue	0.41%
Communications	0.33%
Utilities	0.26%
Basic Materials	0.26%
General Obligation	0.10%
Industrial	0.08%
Consumer, Cyclical	0.04%
Liabilities in Excess of Other Assets, Net	(1.34%)
TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent
Futures	67.02%
Currency Contracts	5.20%
Short Sales	2.68%
Interest Rate Swaptions	0.09%
Interest Rate Swaps	0.09%
Options	0.01%
Credit Default Swaps	0.01%

		Schedule of Investments
		Core Plus Bond Fund I
		January 31, 2010 (unaudited)

		Foreign Currency Contracts
					Net Unrealized
Foreign Currency	Delivery	Contracts			Appreciation
Purchase Contracts	Date	to Accept	In Exchange For	Value	(Depreciation)
Brazilian Real	2/2/2010	25,828,353	$14,008	$13,702	$(306)
Brazilian Real	4/5/2010	25,828,352	14,749	13,546	(1,203)
Indonesia Rupiah	10/7/2010	24,597,811,000	2,440	2,568	128
Indonesia Rupiah	11/24/2010	12,329,925,000	1,272	1,287	15
Malaysian Ringgit	2/12/2010	5,717,874	1,666	1,675	9
Malaysian Ringgit	6/14/2010	5,305,191	1,527	1,548	21
Malaysian Ringgit	10/12/2010	5,727,555	1,675	1,670	(5)
Mexican Peso	4/22/2010	65,867,600	4,966	4,991	25
Philippine Peso	4/16/2010	15,397,400	334	327	(7)
Republic of Korea	2/11/2010	4,292,627,400	3,662	3,694	32
Republic of Korea	7/28/2010	1,401,938,726	1,183	1,202	19
Republic of Korea	8/27/2010	3,020,171,000	2,547	2,589	42
Republic of Korea	11/12/2010	3,331,706,774	2,880	2,856	(24)
Singapore Dollar	2/11/2010	1,259,440	907	895	(12)
Singapore Dollar	3/17/2010	2,344,772	1,687	1,668	(19)
Singapore Dollar	6/16/2010	1,344,000	969	955	(14)

					Net Unrealized
Foreign Currency	Delivery	Contracts			Appreciation
Sale Contracts	Date	to Deliver	In Exchange For	Value	(Depreciation)
Brazilian Real	2/2/2010	25,828,352	$14,930	$13,702	$1,228
British Pound	3/25/2010	6,904,000	11,076	11,030	46
Canadian Dollar	2/22/2010	10,373,000	9,847	9,703	144
Euro	2/18/2010	3,938,000	5,844	5,459	385
Euro	3/17/2010	12,677,000	18,414	17,572	842
Euro	4/26/2010	2,800,000	3,966	3,881	85
Japanese Yen	2/16/2010	403,207,000	4,430	4,468	(38)
Malaysian Ringgit	2/12/2010	5,717,873	1,678	1,675	3
Republic of Korea	2/11/2010	2,477,611,000	2,170	2,132	38
Swiss Franc	3/23/2010	8,672,000	8,354	8,180	174

All dollar amounts are shown in thousands (000's)

Schedule of Investments
Core Plus Bond Fund I
January 31, 2010 (unaudited)

Futures Contracts

					Current		Unrealized
				Original	Market		Appreciation/
Type		Buy/Sell	Contracts	Value	Value	(Depreciation)
3 month Euro Euribor; March 2010		Buy	51	$ 17,375	$ 17,557 $		182
90 day Eurodollar; June 2010		Buy	2,433	603,087	605,787		2,700
90 day Eurodollar; June 2011		Buy	19	4,643		4,667	24
90 day Eurodollar; March 2010		Buy	1,391	345,402	346,741		1,339
90 day Eurodollar; March 2011		Buy	262	63,856	64,602		746
90 day Eurodollar; September 2010		Buy	290	71,144	72,033		889
90 day Eurodollar; September 2011		Buy	19	4,626		4,650	24
90 day Sterling; December 2010		Buy	190	46,355	47,030		675
90 day Sterling; December 2011		Buy	19	4,611		4,634	23
90 day Sterling; June 2010		Buy	29	5,673		5,748	75
90 day Sterling; March 2010		Buy	14	2,742		2,780	38
Euro-BOBL; March 2010		Buy	680	109,787	110,555		768
Euro-Bund; March 2010		Buy	346	58,914	59,189		275
US 10 Year Note; March 2010		Buy	1,494	178,487	176,525		(1,962)
US 2 Year Note; March 2010		Buy	875	190,112	190,709		597
US 5 Year Note; March 2010		Buy	7	804		815	11
All dollar amounts are shown in thousands (000's)

Credit Default Swaps

							Unrealized
			Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation/
Counterparty (Issuer)	Reference Entity		Protection	Fixed Rate	Date	Amount	(Depreciation)
Barclays Bank PLC	Citigroup Inc; 6.50%; 01/18/2011		Sell	1.00%	03/20/2011 $	400	$ -
Deutsche Bank AG	General Electric Capital Corp; 5.63%; 09/15/2017		Sell	4.75%	12/20/2013	100	10
Deutsche Bank AG	General Electric Capital Corp; 5.63%; 09/15/2017		Sell	4.30%	12/20/2013	300	25
Deutsche Bank AG	General Electric Capital Corp; 5.63%; 09/15/2017		Sell	4.23%	12/20/2013	800	65
Deutsche Bank AG	General Electric Capital Corp; 5.63%; 09/15/2017		Sell	4.90%	12/20/2013	300	31
Deutsche Bank AG	SLM Corp; 5.13%; 08/27/2012		Sell	5.00%	09/20/2010	100	6
Deutsche Bank AG	UK Gilt; 4.25%; 6/07/2032		Sell	1.00%	12/20/2014	200	1
Goldman Sachs International	Citigroup Inc; 6.50%; 01/18/2011		Sell	1.00%	03/20/2011	500	-
UBS AG STAMFORD	SLM Corp; 5.13%; 08/27/2012		Sell	5.00%	03/20/2010	200	2
UBS AG STAMFORD	Citigroup Inc; 6.50%; 01/18/2011		Sell	1.00%	03/20/2011	1,200	(1)

All dollar amounts are shown in thousands (000's)
Interest Rate Swaps

						Notional/	Unrealized
		(Pay)/Receive	Fixed	Expiration		Principal	Appreciation/
Counterparty (Issuer)	Floating Rate Index	Floating Rate	Rate	Date	Currency	Amount	(Depreciation)
Barclays Bank PLC	6 Month EURIBOR	Pay	3.00%	06/16/2015	EUR $	77,500	$ 672
Deutsche Bank AG	3 Month LIBOR	Pay	4.00%	12/16/2014	USD	30,100	1,461
Deutsche Bank AG	6 Month EURIBOR	Pay	3.00%	06/16/2015	EUR	14,700	169
Goldman Sachs Bank USA	6 Month EURIBOR	Pay	3.00%	06/16/2015	EUR	5,000	58

All dollar amounts are shown in thousands (000's)

Schedule of Investments
Core Plus Bond Fund I
January 31, 2010 (unaudited)

Written options outstanding as of January 31, 2010:
Options

				Exercise	Expiration
Description (Security Description)				Price	Date	Contracts	Premium	Value
Call - Eurodollar Future; March 2010			$ 125.00		02/26/2010	14	$ 12	$ (3)
Call - Japanese Yen Currency Option;
February 2010				95.00	02/19/2010	3,900,000	35	(2)
Call - U.S. Treasury 10 Year Note
Future; March 2010				119.00	02/19/2010	82	17	(22)
Call - U.S. Treasury 10 Year Note
Future; March 2010				120.00	02/19/2010	895	412	(56)
Call - U.S. Treasury 10 Year Note
Future; March 2010				121.00	02/19/2010	167	55	(2)
Call - U.S. Treasury 10 Year Note
Future; March 2010				117.50	02/19/2010	13	5	(14)
Put - Eurodollar Future; March 2010				121.00	02/26/2010	14	8	(2)
Put - Japanese Yen Currency Option;
February 2010				88.00	02/19/2010	3,900,000	27	(13)
Put - U.S. Treasury 10 Year Note
Future; March 2010				115.00	02/19/2010	761	187	(24)
Put - U.S. Treasury 10 Year Note
Future; March 2010				116.00	02/19/2010	158	111	(15)
Put - U.S. Treasury 10 Year Note
Future; March 2010				114.00	02/19/2010	167	76	(3)

Interest Rate Swaptions

		Floating Rate Pay/Receive		Exercise	Expiration	Notional
Description (Security Description)	Counterparty (Issuer)	Index	Floating Rate	Rate	Date	Amount	Premium	Value
Call - 10 Year Interest Rate Swap	Bank of America NA	3 Month LIBOR	Receive	3.25%	04/19/2010 $	45,000	$ 96	$ (86)
Call - 10 Year Interest Rate Swap	Deutsche Bank AG	3 Month LIBOR	Receive	3.25	04/19/2010	28,000	139	(53)
Call - 10 Year Interest Rate Swap	Morgan Stanley Capital 3 Month LIBOR		Receive	3.25	04/19/2010	7,700	32	(15)
	Services
	Inc.
Call - 10 Year Interest Rate Swap	BNP PARIBAS S.A.	3 Month LIBOR	Receive	3.25	04/19/2010	3,900	17	(7)
Call - 10 Year Interest Rate Swap	Barclays Bank PLC	3 Month LIBOR	Receive	3.25	04/19/2010	8,000	56	(15)
Call - 10 Year Interest Rate Swap	Morgan Stanley Capital 3 Month LIBOR		Receive	3.25	02/17/2010	14,300	6	(1)
	Services
	Inc.
Call - 10 Year Interest Rate Swap	Bank of America NA	3 Month LIBOR	Receive	3.25	02/17/2010	2,900	1	-
Call - 10 Year Interest Rate Swap	Citibank NA	3 Month LIBOR	Receive	3.25	02/17/2010	4,300	2	-
Call - 10 Year Interest Rate Swap	Goldman Sachs Bank	3 Month LIBOR	Receive	3.25	02/17/2010	4,000	1	-
	USA
Call - 10 Year Interest Rate Swap	Royal Bank of Scotland 3 Month LIBOR		Receive	3.50	04/19/2010	4,100	13	(23)
	PLC
Call - 10 Year Interest Rate Swap	Barclays Bank PLC	3 Month LIBOR	Receive	3.50	04/19/2010	11,700	62	(65)
Call - 10 Year Interest Rate Swap	Citibank NA	3 Month LIBOR	Receive	3.50	06/14/2010	56,500	541	(484)
Call - 5 Year Interest Rate Swap	Barclays Bank PLC	6 Month	Receive	2.50	02/17/2010	3,800	3	(3)
		EURIBOR
Call - 7 Year Interest Rate Swap	Deutsche Bank AG	3 Month LIBOR	Receive	2.75	04/19/2010	1,300	3	(1)
Call - 7 Year Interest Rate Swap	Morgan Stanley Capital 3 Month LIBOR		Receive	2.80	02/17/2010	48,000	55	(2)
	Services
	Inc.
Put - 10 Year Interest Rate Swap	Royal Bank of Scotland 3 Month LIBOR		Receive	6.00	08/31/2010	22,000	113	(43)
	PLC
Put - 10 Year Interest Rate Swap	Goldman Sachs Bank	3 Month LIBOR	Receive	4.25	04/19/2010	11,800	104	(78)
	USA
Put - 10 Year Interest Rate Swap	Royal Bank of Scotland 3 Month LIBOR		Receive	5.00	04/19/2010	3,000	13	(2)
	PLC
Put - 10 Year Interest Rate Swap	Bank of America NA	3 Month LIBOR	Receive	5.00	04/19/2010	45,000	118	(33)
Put - 10 Year Interest Rate Swap	Morgan Stanley Capital 3 Month LIBOR		Receive	4.25	04/19/2010	3,000	23	(20)
	Services
	Inc.

Schedule of Investments
Core Plus Bond Fund I
January 31, 2010 (unaudited)

Interest Rate Swaptions (continued)

		Floating Rate Pay/Receive		Exercise	Expiration	Notional
Description (Security Description) Counterparty (Issuer)		Index	Floating Rate	Rate	Date	Amount	Premium	Value
Put - 10 Year Interest Rate Swap	Royal Bank of Scotland 3 Month LIBOR		Receive	4.25%	04/19/2010 $	41,100	$ 365	$ (271)
	PLC
Put - 10 Year Interest Rate Swap	BNP Paribas	3 Month LIBOR	Receive	4.25	04/19/2010	33,700	302	(223)
Put - 10 Year Interest Rate Swap	Barclays Bank PLC	3 Month LIBOR	Receive	4.25	04/19/2010	11,500	59	(76)
Put - 10 Year Interest Rate Swap	Citibank NA	3 Month LIBOR	Receive	4.25	04/19/2010	9,500	104	(63)
Put - 10 Year Interest Rate Swap	Deutsche Bank AG	3 Month LIBOR	Receive	4.25	04/19/2010	25,100	199	(166)
Put - 10 Year Interest Rate Swap	Deutsche Bank AG	3 Month LIBOR	Receive	5.00	04/19/2010	3,900	10	(3)
Put - 10 Year Interest Rate Swap	Morgan Stanley Capital 3 Month LIBOR		Receive	10.00	07/10/2012	12,900	72	(46)
	Services
	Inc.
Put - 10 Year Interest Rate Swap	Morgan Stanley Capital 3 Month LIBOR		Receive	4.00	02/17/2010	14,300	37	(28)
	Services
	Inc.
Put - 10 Year Interest Rate Swap	Bank of America NA	3 Month LIBOR	Receive	4.00	02/17/2010	2,900	6	(6)
Put - 10 Year Interest Rate Swap	Goldman Sachs Bank	3 Month LIBOR	Receive	4.00	02/17/2010	4,000	11	(8)
	USA
Put - 10 Year Interest Rate Swap	Citibank NA	3 Month LIBOR	Receive	4.00	02/17/2010	4,300	9	(8)
Put - 10 Year Interest Rate Swap	Citibank NA	3 Month LIBOR	Receive	4.50	06/14/2010	56,500	533	(493)
Put - 5 Year Interest Rate Swap	Barclays Bank PLC	3 Month LIBOR	Receive	5.00	06/15/2010	32,000	124	(10)
Put - 5 Year Interest Rate Swap	Deutsche Bank AG	3 Month LIBOR	Receive	5.00	06/15/2010	108,000	533	(33)
Put - 7 Year Interest Rate Swap	Deutsche Bank AG	3 Month LIBOR	Receive	4.00	04/19/2010	1,300	6	(3)
Put - 7 Year Interest Rate Swap	Goldman Sachs Bank	3 Month LIBOR	Receive	3.50	02/17/2010	16,900	22	(24)
	USA

All dollar amounts are shown in thousands (000's)

Short sales outstanding as of January 31, 2010:
Asset Type	Description			Coupon	Maturity Date		Shares/Principal	Value
U.S. Government &
Government Agency
Obligations	Fannie Mae Pool			6.00%	2/ 1/2040	$ 64,000		$ 68,450

All dollar amounts are shown in thousands (000's)

Schedule of Investments
Disciplined LargeCap Blend Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (91.40%)			COMMON STOCKS (continued)
Advertising Agencies (0.73%)			Coatings & Paint (0.22%)
Interpublic Group of Cos Inc (a)	1,310,652 $	8,467	Valspar Corp	173,294 $	4,589
Omnicom Group Inc	190,994	6,742
		15,209	Commercial Banks (0.10%)
			Commerce Bancshares Inc	54,703	2,165
Aerospace & Defense (1.80%)
General Dynamics Corp	229,324	15,330	Commercial Services (0.17%)
Lockheed Martin Corp	159,855	11,912	Convergys Corp (a)	337,599	3,612
Raytheon Co	196,483	10,302
		37,544	Commercial Services - Finance (0.73%)
			H&R Block Inc	185,031	3,982
Aerospace & Defense Equipment (1.07%)
United Technologies Corp	329,364	22,225	Western Union Co/The	600,903	11,141
					15,123
Agricultural Chemicals (0.29%)			Computers (5.36%)
CF Industries Holdings Inc	66,155	6,143	Apple Inc (a)	161,179	30,966
			Dell Inc (a)	800,700	10,329
Agricultural Operations (0.54%)			Hewlett-Packard Co	640,844	30,164
Archer-Daniels-Midland Co	377,256	11,299	IBM Corp (b)	328,040	40,149
Apparel Manufacturers (0.50%)					111,608
Polo Ralph Lauren Corp	127,958	10,493	Computers - Memory Devices (1.08%)
			EMC Corp/Massachusetts (a)	920,805	15,350
Applications Software (2.75%)			Western Digital Corp (a)	187,018	7,105
Compuware Corp (a)	601,566	4,566			22,455
Microsoft Corp	1,874,077	52,811
		57,377	Consumer Products - Miscellaneous (1.02%)
			Jarden Corp	244,278	7,446
Auto - Car & Light Trucks (0.80%)			Kimberly-Clark Corp	232,732	13,822
Ford Motor Co (a)	1,531,837	16,605			21,268

Beverages - Non-Alcoholic (1.82%)			Containers - Paper & Plastic (0.19%)
Coca-Cola Co/The	313,843	17,026	Temple-Inland Inc	225,633	3,919
Coca-Cola Enterprises Inc	519,319	10,485
PepsiCo Inc	175,850	10,484	Cosmetics & Toiletries (2.08%)
		37,995	Procter & Gamble Co	703,499	43,300
Building & Construction Products -			Data Processing & Management (0.41%)
Miscellaneous (0.09%)			Fidelity National Information Services Inc	361,166	8,509
Armstrong World Industries Inc (a)	51,778	1,886
			Distribution & Wholesale (0.18%)
Cable/Satellite TV (0.28%)			WESCO International Inc (a)	136,288	3,778
Comcast Corp - Class A	372,618	5,899
			Diversified Banking Institutions (3.60%)
Chemicals - Specialty (0.80%)			Bank of America Corp	1,630,647	24,753
Ashland Inc	145,280	5,871	Citigroup Inc (a)	622,577	2,067
Eastman Chemical Co	98,430	5,564	Goldman Sachs Group Inc/The	161,936	24,083
Lubrizol Corp	71,267	5,252	JP Morgan Chase & Co	620,684	24,170
		16,687			75,073
Coal (0.62%)			Diversified Manufacturing Operations (3.69%)
Peabody Energy Corp	224,498	9,456	3M Co	45,251	3,642
Walter Energy Inc	52,243	3,391	Carlisle Cos Inc	83,949	2,814
		12,847	Eaton Corp	61,044	3,738
			General Electric Co	2,858,770	45,969

Schedule of Investments
Disciplined LargeCap Blend Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diversified Manufacturing Operations			Food - Canned (0.42%)
(continued)			Del Monte Foods Co	773,158 $	8,799
Illinois Tool Works Inc	279,014 $	12,162
ITT Corp	76,850	3,713	Food - Dairy Products (0.47%)
Leggett & Platt Inc	266,899	4,874	Dean Foods Co (a)	553,675	9,761
		76,912
			Food - Meat Products (0.56%)
E-Commerce - Products (0.48%)
			Hormel Foods Corp	185,126	7,164
Amazon.com Inc (a)	80,075	10,042
			Tyson Foods Inc	331,921	4,587
Electric - Generation (0.40%)					11,751
AES Corp/The (a)	657,975	8,310	Food - Miscellaneous/Diversified (1.69%)
			ConAgra Foods Inc	220,238	5,008
Electric - Integrated (1.82%)			General Mills Inc	205,569	14,659
Consolidated Edison Inc	152,472	6,669	Kraft Foods Inc	563,045	15,574
Constellation Energy Group Inc	338,073	10,913			35,241
DTE Energy Co	146,793	6,171
MDU Resources Group Inc	193,643	4,264	Food - Wholesale & Distribution (0.00%)
Public Service Enterprise Group Inc	321,225	9,827	Sysco Corp	670	19
		37,844
			Gas - Distribution (0.32%)
Electronic Components - Miscellaneous (0.18%)			NiSource Inc	271,347	3,867
Garmin Ltd	118,314	3,823	UGI Corp	117,264	2,874
					6,741
Electronic Components - Semiconductors (2.83%)
Intel Corp	1,461,611	28,355	Independent Power Producer (0.11%)
Micron Technology Inc (a)	759,065	6,619	Mirant Corp (a)	157,489	2,216
QLogic Corp (a)	390,695	6,716
			Investment Management & Advisory Services (1.25%)
Texas Instruments Inc	541,465	12,183	Ameriprise Financial Inc	277,593	10,615
Xilinx Inc	217,209	5,122	BlackRock Inc	17,136	3,664
		58,995	Franklin Resources Inc	118,116	11,697
Electronic Connectors (0.28%)					25,976
Thomas & Betts Corp (a)	170,170	5,745
			Life & Health Insurance (0.50%)
Electronics - Military (0.13%)			Unum Group	533,422	10,439
L-3 Communications Holdings Inc	32,384	2,699
			Medical - Biomedical/Gene (1.72%)
Engineering - Research & Development Services (0.15%)			Amgen Inc (a)	273,714	16,007
URS Corp (a)	70,074	3,145	Gilead Sciences Inc (a)	410,571	19,818
					35,825
Enterprise Software & Services (1.35%)			Medical - Drugs (4.59%)
Oracle Corp	1,223,062	28,204	Abbott Laboratories	438,492	23,214
			Bristol-Myers Squibb Co	707,948	17,245
Fiduciary Banks (0.31%)
			Merck & Co Inc	484,016	18,480
State Street Corp	148,933	6,386
			Pfizer Inc	1,966,735	36,699
Finance - Credit Card (0.89%)					95,638
American Express Co	494,711	18,631	Medical - Generic Drugs (0.41%)
			Mylan Inc/PA (a)	473,226	8,627
Finance - Other Services (0.26%)
NASDAQ OMX Group Inc/The (a)	300,215	5,401	Medical - HMO (1.97%)
			Coventry Health Care Inc (a)	337,789	7,729
			UnitedHealth Group Inc	542,981	17,918

Schedule of Investments
Disciplined LargeCap Blend Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - HMO (continued)			Oil Company - Exploration & Production (1.05%)
WellPoint Inc (a)	240,492 $	15,324	Newfield Exploration Co (a)	2,174 $	106
		40,971	Occidental Petroleum Corp	217,304	17,024
Medical - Hospitals (0.38%)			Questar Corp	112,816	4,680
Tenet Healthcare Corp (a)	1,415,520	7,842			21,810
			Oil Company - Integrated (6.29%)
Medical - Wholesale Drug Distribution (0.95%)			Chevron Corp	549,984	39,665
AmerisourceBergen Corp	415,587	11,329	ConocoPhillips	472,564	22,683
Cardinal Health Inc	258,571	8,551	Exxon Mobil Corp (b)	815,748	52,559
		19,880	Hess Corp	99,659	5,759
Medical Instruments (0.01%)			Marathon Oil Corp	345,455	10,298
Medtronic Inc	4,352	187			130,964
			Oil Field Machinery & Equipment (0.75%)
Medical Products (1.96%)
			Dresser-Rand Group Inc (a)	159,950	4,731
CareFusion Corp (a)	404,230	10,409
			National Oilwell Varco Inc	264,816	10,831
Hospira Inc (a)	100,038	5,066
					15,562
Johnson & Johnson	402,999	25,332
		40,807	Paper & Related Products (0.73%)
			International Paper Co	470,860	10,788
Metal - Copper (0.60%)
			MeadWestvaco Corp	180,771	4,351
Freeport-McMoRan Copper & Gold Inc	187,775	12,523
					15,139
Metal - Iron (0.03%)			Pipelines (1.69%)
Cliffs Natural Resources Inc	15,426	616	El Paso Corp	826,256	8,386
			Oneok Inc	80,929	3,414
Metal Processors & Fabrication (0.17%)			Spectra Energy Corp	528,121	11,223
Precision Castparts Corp	283	30	Williams Cos Inc	584,530	12,182
Timken Co	156,921	3,516			35,205
		3,546
			Power Converter & Supply Equipment (0.13%)
Multi-Line Insurance (0.33%)			Hubbell Inc	63,505	2,735
American Financial Group Inc/OH	108,376	2,689
Assurant Inc	134,490	4,227	Printing - Commercial (0.27%)
		6,916	RR Donnelley & Sons Co	282,894	5,607
Multimedia (1.13%)
McGraw-Hill Cos Inc/The	244,562	8,670	Property & Casualty Insurance (1.42%)
			Chubb Corp	268,223	13,411
Viacom Inc (a)	440,384	12,833
			Travelers Cos Inc/The	318,387	16,133
Walt Disney Co/The	69,089	2,041
					29,544
		23,544
			Regional Banks (3.27%)
Networking Products (1.69%)
			PNC Financial Services Group Inc	257,340	14,264
Cisco Systems Inc (a)	1,566,762	35,205
			US Bancorp	724,941	18,181
Oil - Field Services (0.68%)			Wells Fargo & Co	1,251,971	35,594
Oil States International Inc (a)	112,816	4,156			68,039
Schlumberger Ltd	104,582	6,637	Reinsurance (0.28%)
Superior Energy Services Inc (a)	142,534	3,274	Allied World Assurance Co Holdings Ltd	88,796	3,975
		14,067	PartnerRe Ltd	25,742	1,920
Oil & Gas Drilling (0.41%)					5,895
Helmerich & Payne Inc	125,403	5,246	REITS - Diversified (0.44%)
Rowan Cos Inc (a)	157,961	3,393	Digital Realty Trust Inc	190,615	9,149
		8,639

Schedule of Investments
Disciplined LargeCap Blend Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Office Property (0.19%)			Telephone - Integrated (continued)
Mack-Cali Realty Corp	120,388 $	3,927	Qwest Communications International Inc	1,903,985 $	8,016
			Verizon Communications Inc	268,129	7,888
REITS - Regional Malls (0.48%)					53,165
Simon Property Group Inc	138,181	9,949
			Tobacco (0.44%)
Retail - Apparel & Shoe (1.07%)			Philip Morris International Inc	200,457	9,123
Gap Inc/The	455,812	8,697
Phillips-Van Heusen Corp	76,946	3,023	Transport - Rail (0.58%)
Ross Stores Inc	230,461	10,585	CSX Corp	89,912	3,853
		22,305	Union Pacific Corp	134,394	8,131
					11,984
Retail - Auto Parts (0.13%)
Advance Auto Parts Inc	70,257	2,772	Transport - Services (0.74%)
			FedEx Corp	83,856	6,570
Retail - Building Products (0.05%)			United Parcel Service Inc	152,756	8,825
Home Depot Inc	35,584	997			15,395
			Vitamins & Nutrition Products (0.08%)
Retail - Computer Equipment (0.20%)			Herbalife Ltd	45,333	1,761
GameStop Corp (a)	209,544	4,143
			Web Portals (1.42%)
Retail - Consumer Electronics (0.32%)			Google Inc (a)	56,029	29,663
RadioShack Corp	345,076	6,736
			Wireless Equipment (0.41%)
Retail - Discount (1.50%)			Qualcomm Inc	217,209	8,512
Big Lots Inc (a)	363,342	10,323
			TOTAL COMMON STOCKS	$ 1,904,288
Wal-Mart Stores Inc	391,168	20,900
		31,223		Principal
				Amount	Value
Retail - Drug Store (0.66%)				(000's)	(000's)
Walgreen Co	380,000	13,699	REPURCHASE AGREEMENTS (3.80%)
Retail - Major Department Store (0.60%)			Diversified Banking Institutions (3.80%)
			Investment in Joint Trading Account; Bank
TJX Cos Inc	327,472	12,447	of America Repurchase Agreement; 0.10%
			dated 01/29/10 maturing 02/01/10
Retail - Regional Department Store (0.33%)			(collateralized by Sovereign Agency
Kohl's Corp (a)	136,004	6,850	Issues; $24,110,000; 0.00% - 5.00%; dated
			04/01/10 - 01/27/20)	$ 23,638 $	23,638
Retail - Restaurants (0.73%)			Investment in Joint Trading Account; Credit
Brinker International Inc	213,329	3,482	Suisse Repurchase Agreement; 0.10%
McDonald's Corp	68,238	4,260	dated 01/29/10 maturing 02/01/10
			(collateralized by US Treasury Note;
Starbucks Corp (a)	340,533	7,420	$12,428,000; 0.88%; dated 03/31/11)	12,184	12,184
		15,162	Investment in Joint Trading Account;
			Deutsche Bank Repurchase Agreement;
Semiconductor Component - Integrated Circuits (0.24%)			0.11% dated 01/29/10 maturing 02/01/10
Marvell Technology Group Ltd (a)	286,016	4,985	(collateralized by Sovereign Agency
			Issues; $22,122,000; 0.00% - 4.75%; dated
Telecommunication Equipment (0.00%)			02/15/10 - 12/10/15)	21,688	21,688
CommScope Inc (a)	3,903	106

Telecommunication Services (0.01%)
Aviat Networks Inc (a)	29,825	214

Telephone - Integrated (2.55%)
AT&T Inc	1,469,278	37,261

		Schedule of Investments
	Disciplined LargeCap Blend Fund
		January 31, 2010 (unaudited)

	Principal
	Amount	Value
	(000's)	(000's)
REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.11% dated 01/29/10 maturing 02/01/10
(collateralized by Sovereign Agency
Issues; $22,122,000; 1.13% - 3.15%; dated
12/15/11 - 01/22/15)	$ 21,688 $	21,688
		79,198
TOTAL REPURCHASE AGREEMENTS	$ 79,198
Total Investments	$ 1,983,486
Other Assets in Excess of Liabilities, Net - 4.80%		100,112
TOTAL NET ASSETS - 100.00%	$ 2,083,598

(a) Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $32,940 or 1.58% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 85,889
Unrealized Depreciation		(98,922)
Net Unrealized Appreciation (Depreciation)		(13,033)
Cost for federal income tax purposes		1,996,519
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		22.29%
Financial		17.12%
Technology		14.02%
Energy		11.48%
Industrial		9.19%
Communications		8.71%
Consumer, Cyclical		7.07%
Basic Materials		2.67%
Utilities		2.65%
Other Assets in Excess of Liabilities, Net		4.80%
TOTAL NET ASSETS		100.00%
Other Assets Summary (unaudited)
Asset Type		Percent
Futures		8.12%

		Futures Contracts

					Current	Unrealized
				Original	Market	Appreciation/
Type		Buy/Sell	Contracts	Value	Value	(Depreciation)
S&P 500 eMini; March 2010		Buy	3,160	$ 171,599	$ 169,124	$ (2,475)
All dollar amounts are shown in thousands (000's)

Schedule of Investments
Diversified International Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (97.44%)			COMMON STOCKS (continued)
Aerospace & Defense (0.08%)			Auto/Truck Parts & Equipment - Original
Meggitt PLC	119,652 $	493	(continued)
MTU Aero Engines Holding AG	12,285	638	Sumitomo Electric Industries Ltd	472,800 $	6,176
		1,131	Toyoda Gosei Co Ltd	128,400	3,535
			Valeo SA (a)	129,079	4,240
Agricultural Chemicals (0.42%)					24,222
Syngenta AG	23,307	5,964
			Batteries & Battery Systems (0.07%)
Agricultural Operations (0.32%)			Simplo Technology Co Ltd	177,100	1,009
Golden Agri-Resources Ltd - Warrants (a)	761,164	70
Golden Agri-Resources Ltd (a)	12,129,512	4,459	Beverages - Non-Alcoholic (0.10%)
		4,529	Britvic PLC	57,108	383
			Fomento Economico Mexicano SAB de CV
Airlines (0.16%)			ADR	23,329	984
Air China Ltd (a)	904,000	749			1,367
easyJet PLC (a)	80,659	501	Beverages - Wine & Spirits (0.01%)
Gol Linhas Aereas Inteligentes SA ADR (a)	45,799	559	Davide Campari-Milano SpA	17,041	171
Norwegian Air Shuttle AS (a)	12,800	262
Virgin Blue Holdings Ltd (a)	469,687	240	Brewery (1.84%)
		2,311	Anheuser-Busch InBev NV	103,085	5,144
Apparel Manufacturers (0.19%)			Carlsberg A/S	71,405	5,325
Gildan Activewear (a)	124,900	2,678	Cia de Bebidas das Americas ADR	23,496	2,175
			Kirin Holdings Co Ltd	333,000	5,076
Appliances (0.56%)			SABMiller PLC	313,033	8,513
Arcelik AS	215,829	854			26,233
Electrolux AB	290,176	6,836	Broadcasting Services & Programming (0.03%)
Indesit Co SpA (a)	29,047	357	Promotora de Informaciones SA (a)	76,386	415
		8,047
Applications Software (0.04%)			Building - Heavy Construction (0.71%)
Check Point Software Technologies Ltd (a)	18,082	578	Daelim Industrial Co Ltd	24,856	1,634
			NCC AB	35,281	525
Audio & Video Products (0.06%)			Nippo Corp	38,274	261
Alpine Electronics Inc (a)	21,200	245	Obrascon Huarte Lain SA	15,602	370
Skyworth Digital Holdings Ltd	594,000	571	SHO-BOND Holdings Co Ltd	14,500	244
		816	Tecnicas Reunidas SA	5,526	297
Auto - Car & Light Trucks (3.22%)			Trevi Finanziaria SpA	21,237	346
Bayerische Motoren Werke AG	134,044	5,725	Vinci SA	121,273	6,477
Dongfeng Motor Group Co Ltd	1,016,698	1,321			10,154
Honda Motor Co Ltd	371,800	12,600	Building - Residential & Commercial (0.72%)
Hyundai Motor Co	17,986	1,737	Daiwa House Industry Co Ltd	394,000	4,144
Kia Motors Corp	58,060	968	Persimmon PLC (a)	492,821	3,383
Nissan Motor Co Ltd (a)	1,001,300	8,139	Taylor Wimpey PLC (a)	4,386,016	2,694
Renault SA (a)	134,068	6,294			10,221
Suzuki Motor Corp	101,600	2,296	Building & Construction - Miscellaneous (0.81%)
Tata Motors Ltd	78,841	1,179	Bilfinger Berger AG	47,624	3,442
Toyota Motor Corp	148,652	5,717	Carillion PLC	67,640	321
		45,976	Hochtief AG	77,756	5,799
Auto/Truck Parts & Equipment - Original (1.70%)			Leighton Holdings Ltd	53,120	1,785
Aisin Seiki Co Ltd	251,900	6,647	YIT OYJ	9,637	214
Keihin Corp	36,069	558			11,561
Stanley Electric Co Ltd	160,900	3,066

Schedule of Investments
Diversified International Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Building & Construction Products -			Chemicals - Specialty (continued)
Miscellaneous (0.04%)			Rhodia SA	210,110 $	3,730
Sika AG	346 $	530			7,005
Building Products - Cement & Aggregate (0.84%)			Circuit Boards (0.33%)
Grasim Industries Ltd	1,172	67	Ibiden Co Ltd	98,600	3,367
HeidelbergCement AG	76,655	4,617	Tripod Technology Corp	387,000	1,322
Holcim Ltd	106,608	7,300			4,689
		11,984	Coal (0.44%)
Building Products - Doors & Windows (0.54%)			Banpu Public Co Ltd	67,100	1,073
Asahi Glass Co Ltd	768,000	7,657	China Shenhua Energy Co Ltd	471,000	2,008
			Grande Cache Coal Corp (a)	48,000	234
Building Products - Wood (0.07%)			MacArthur Coal Ltd	290,789	2,412
Duratex SA	117,530	1,009	Yanzhou Coal Mining Co Ltd	315,995	617
					6,344
Capacitors (0.07%)
Nippon Chemi-Con Corp (a)	169,744	626	Commercial Banks (11.05%)
Taiyo Yuden Co Ltd	22,000	338	ABSA Group Ltd	69,407	1,214
		964	Asya Katilim Bankasi AS (a)	206,153	535
			Australia & New Zealand Banking Group Ltd	430,076	8,230
Casino Hotels (0.09%)			Banco Bilbao Vizcaya Argentaria SA	687,974	10,487
Genting Bhd	460,500	946
			Banco do Brasil SA	106,357	1,586
SJM Holdings Ltd	769,000	379
			Banco Santander SA	1,175,147	16,782
		1,325
			Bangkok Bank Public Co	86,900	293
Cellular Telecommunications (1.81%)			Bank Mandiri Tbk PT	3,199,500	1,585
America Movil SAB de CV ADR	118,542	5,174	Bank of China Ltd	6,282,000	3,005
China Mobile Ltd	294,139	2,763	Bank of Communications Co Ltd	1,250,000	1,257
Mobile Telesystems OJSC ADR	23,854	1,140	Bank of Montreal	154,000	7,489
MTN Group Ltd	81,049	1,157	Bank of Yokohama Ltd/The	1,122,000	5,305
NTT DoCoMo Inc	5,723	8,567	Bank Pekao SA (a)	21,954	1,268
Taiwan Mobile Co Ltd	540,000	1,043	Bank Rakyat Indonesia	1,827,500	1,482
Vimpel-Communications ADR	64,257	1,166	BOC Hong Kong Holdings Ltd	1,952,000	4,057
Vivo Participacoes SA ADR	45,471	1,273	Busan Bank	104,930	1,026
Vodafone Group PLC	1,696,874	3,625	Canadian Western Bank	22,700	437
		25,908	Chiba Bank Ltd/The	693,000	4,183
Chemicals - Diversified (0.94%)			China Construction Bank Corp	4,497,691	3,436
BASF SE	190,430	10,779	DBS Group Holdings Ltd	724,000	7,294
Hanwha Chem Corp	87,570	1,094	DnB NOR ASA	697,644	7,878
Lanxess AG	7,228	274	HDFC Bank Ltd ADR	9,957	1,178
Nippon Kayaku Co Ltd	52,631	440	ICICI Bank Ltd ADR	32,980	1,164
Nippon Shokubai Co Ltd	38,620	344	Industrial and Commercial Bank of China Ltd	5,348,000	3,895
Nippon Soda Co Ltd	83,201	308	Intesa Sanpaolo SpA (a)	1,641,358	6,248
Nippon Synthetic Chemical Industry Co			Jyske Bank A/S (a)	3,361	124
Ltd/The	21,000	149	KBC Groep NV (a)	95,519	4,112
		13,388	Korea Exchange Bank	92,910	1,051
Chemicals - Fibers (0.03%)			Laurentian Bank of Canada	8,700	309
Kolon Corp (b)	10,110	374	Malayan Banking Bhd	571,500	1,134
			National Bank of Greece SA (a)	239,888	5,244
Chemicals - Specialty (0.49%)			Nedbank Group Ltd	76,231	1,211
Daicel Chemical Industries Ltd	517,000	3,112	OTP Bank PLC (a)	57,768	1,696
Lintec Corp	8,514	163	Oversea-Chinese Banking Corp Ltd	1,041,000	6,026

Schedule of Investments
Diversified International Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Commercial Banks (continued)			Diversified Banking Institutions (continued)
Powszechna Kasa Oszczednosci Bank Polski			Mitsubishi UFJ Financial Group Inc	2,046,300 $	10,531
SA	68,736 $	911	Societe Generale	107,489	6,219
Royal Bank of Canada	223,400	10,923			79,243
Sberbank of Russian Federation	1,106,574	3,150
Siam Commercial Bank Public (b)	143,200	342	Diversified Financial Services (0.11%)
Standard Chartered PLC	441,567	10,171	Challenger Financial Services Group Ltd	105,497	378
State Bank of India Ltd	12,677	1,132	E.Sun Financial Holding Co Ltd (a)	927,000	346
Sumitomo Mitsui Financial Group Inc	188,500	6,084	Get Nice Holdings Ltd	5,884,000	376
Turkiye Garanti Bankasi AS	372,375	1,562	Woori Finance Holdings Co Ltd	43,270	496
Turkiye Halk Bankasi AS	198,057	1,345			1,596
		157,841	Diversified Manufacturing Operations (0.96%)
			Aalberts Industries NV	13,354	194
Commercial Services (0.03%)
Aggreko PLC	30,014	431	Charter International PLC	290,135	3,209
			Cookson Group PLC (a)	502,923	3,409
Computer Services (0.80%)			Invensys PLC	741,078	3,624
CGI Group Inc (a)	474,300	6,250	NKT Holding A/S	3,344	194
Infosys Technologies Ltd ADR	59,547	3,091	Tomkins PLC	1,020,556	3,054
Tata Consultancy Services Ltd	95,245	1,513			13,684
Wipro Ltd ADR	32,172	633	Diversified Minerals (3.39%)
		11,487	Anglo American PLC (a)	194,498	7,136
Computers (0.16%)			BHP Billiton Ltd	581,354	20,211
Foxconn Technology Co Ltd	222,000	871	BHP Billiton PLC	163,703	4,802
Lenovo Group Ltd	2,068,000	1,414	Pan Australian Resources Ltd (a)	434,870	179
		2,285	Tek Cominco Limited (a)	191,700	6,277
			Xstrata PLC	603,971	9,800
Computers - Memory Devices (0.36%)
					48,405
TDK Corp	79,000	5,103
			Diversified Operations (1.40%)
Computers - Peripheral Equipment (0.06%)			First Pacific Co	406,000	226
Lite-On Technology Corp	652,245	827	GS Holdings	7,770	231
			Haci Omer Sabanci Holding AS ADR (a)	3	-
Containers - Paper & Plastic (0.02%)			Hutchison Whampoa Ltd	831,000	5,652
Rengo Co Ltd	55,000	325	Imperial Holdings Ltd	36,400	380
Cosmetics & Toiletries (0.03%)			KOC Holding AS (a)	330,805	1,120
Fancl Corp	18,424	369	LG Corp	27,004	1,455
			Noble Group Ltd	2,698,400	5,483
Diagnostic Kits (0.02%)			Shanghai Industrial Holdings Ltd	279,000	1,295
DiaSorin SpA	7,243	258	Wharf Holdings Ltd	845,000	4,170
					20,012
Distribution & Wholesale (0.36%)			E-Commerce - Services (0.02%)
DCC PLC	22,388	606	Rightmove PLC	37,228	313
Inchcape PLC (a)	10,823,885	4,594
		5,200	Electric - Integrated (2.01%)
Diversified Banking Institutions (5.55%)			Atco Ltd	11,700	492
Barclays PLC	2,326,192	9,942	Empresa Nacional de Electricidad SA/Chile	532,166	910
BNP Paribas	155,751	11,126	Enel SpA	1,589,277	8,544
Credit Agricole SA	318,890	4,999	International Power PLC	884,361	4,515
Deutsche Bank AG	144,821	8,835	Iride SpA	101,198	190
HSBC Holdings PLC	2,292,827	24,546	Okinawa Electric Power Co Inc/The	2,500	136
Julius Baer Group Ltd	91,592	3,045	Public Power Corp SA (a)	198,008	3,699

Schedule of Investments
Diversified International Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electric - Integrated (continued)			Enterprise Software & Services (continued)
Reliance Infrastructure Ltd	53,994 $	1,206	Totvs SA	11,000 $	676
RWE AG	101,189	8,983			7,240
		28,675	E-Services - Consulting (0.02%)
Electric - Transmission (0.22%)			Atea ASA	36,200	304
Terna Rete Elettrica Nazionale SpA	787,761	3,177
			Finance - Consumer Loans (0.04%)
Electric Products - Miscellaneous (0.13%)			Aiful Corp (a)	310,450	570
LG Electronics Inc	20,603	1,922
			Finance - Investment Banker & Broker (0.11%)
Electronic Components - Miscellaneous (2.75%)			BinckBank NV	22,717	398
Alps Electric Co Ltd (a)	48,100	275	Close Brothers Group PLC	28,823	317
AU Optronics Corp	511,540	562	KGI Securities Co Ltd (a)(c)	55,539	524
Chemring Group PLC	11,037	566	Mediobanca SpA - Warrants (a)(d)	301,811	49
CMK Corp/Japan	52,100	399	Tullett Prebon PLC	66,073	322
Hon Hai Precision Industry Co Ltd	796,781	3,320			1,610
Hoya Corp	187,300	4,994	Finance - Leasing Company (0.33%)
Koninklijke Philips Electronics NV	218,827	6,608	ORIX Corp	62,840	4,704
LG Display Co Ltd	32,020	1,035
Murata Manufacturing Co Ltd	156,400	8,581	Finance - Other Services (0.02%)
Nippon Electric Glass Co Ltd	400,000	5,627	IG Group Holdings PLC	41,503	267
SMK Corp	50,000	257
Toshiba Corp	1,297,000	7,087	Fisheries (0.56%)
		39,311	Marine Harvest ASA (a)	4,677,000	4,178
			Nippon Suisan Kaisha Ltd	48,300	140
Electronic Components - Semiconductors (1.34%)			Toyo Suisan Kaisha Ltd	141,000	3,721
Elpida Memory Inc (a)	233,000	4,113
					8,039
Epistar Corp	269,000	847
Hynix Semiconductor Inc (a)	49,140	955	Food - Dairy Products (0.20%)
Infineon Technologies AG (a)	819,954	4,532	Morinaga Milk Industry Co Ltd	62,000	249
Megachips Corp	33,163	472	Yakult Honsha Co Ltd	89,400	2,592
Samsung Electronics Co Ltd	12,153	8,166			2,841
		19,085	Food - Miscellaneous/Diversified (1.60%)
Electronic Connectors (0.02%)			CSM	144,408	3,975
Japan Aviation Electronics Industry Ltd	42,000	301	Ebro Puleva SA	33,171	659
			Nestle SA	340,238	16,128
Electronic Parts Distribution (0.07%)			Nisshin Oillio Group Ltd/The	70,000	374
WPG Holdings Co Ltd	653,000	1,008	Nutreco Holding NV	6,210	329
			Uni-President Enterprises Corp	1,047,132	1,117
Engineering - Research & Development Services (0.09%)			Viscofan SA	11,920	310
Downer EDI Ltd	67,637	494			22,892
Imtech NV	21,472	580
Rotary Engineering Ltd	278,000	193	Food - Retail (1.38%)
Transfield Services Ltd	25,218	80	Cia Brasileira de Distribuicao Grupo Pao de
			Acucar ADR	13,736	916
		1,347	Delhaize Group SA	58,092	4,554
Enterprise Software & Services (0.51%)			Jeronimo Martins SGPS SA	159,874	1,534
Autonomy Corp PLC (a)	150,748	3,734	Koninklijke Ahold NV	426,210	5,356
Micro Focus International PLC	69,067	563	Metro AG	68,915	3,785
Temenos Group AG (a)	85,142	2,267	WM Morrison Supermarkets PLC	783,740	3,606
					19,751

Schedule of Investments
Diversified International Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Forestry (0.19%)			Life & Health Insurance (continued)
Sino-Forest Corp (a)	154,100 $	2,676	Cathay Financial Holding Co Ltd (a)	1,217,000 $	2,052
			China Life Insurance Co Ltd	349,000	1,539
Gas - Distribution (0.11%)			China Pacific Insurance Group Co Ltd (a)	272,600	1,015
Canadian Utilities Ltd	32,600	1,319	Sanlam Ltd	504,019	1,504
Korea Gas Corp	5,370	239			10,717
		1,558
			Machinery - Construction & Mining (0.03%)
Gas - Transportation (0.21%)			Danieli & C. Officine Meccaniche SpA	17,124	417
Snam Rete Gas SpA	647,988	3,049
			Machinery - Electrical (0.16%)
Gold Mining (0.84%)			Disco Corp	41,300	2,290
Alamos Gold Inc (a)	34,800	371
Harmony Gold Mining Co Ltd	70,700	653	Machinery - General Industry (0.93%)
IAMGOLD Corp	323,897	4,268	Kinki Sharyo Co Ltd	30,000	214
Red Back Mining Inc (a)	49,862	749	Kone OYJ	131,543	5,298
SEMAFO Inc (a)	86,300	366	Metso OYJ	122,394	4,108
Yamana Gold Inc	476,000	4,795	Sumitomo Heavy Industries Ltd	733,000	3,737
Zijin Mining Group Co Ltd	922,000	749			13,357
		11,951	Machinery - Pumps (0.04%)
Home Furnishings (0.10%)			Weir Group PLC/The	44,305	545
Steinhoff International Holdings Ltd (a)	589,239	1,491
			Medical - Drugs (6.49%)
Human Resources (0.44%)			Actelion Ltd (a)	74,761	3,955
Adecco SA	116,843	6,296	AstraZeneca PLC	285,739	13,263
			Chugai Pharmaceutical Co Ltd	192,700	3,441
Import & Export (2.09%)			Dr Reddys Laboratories Ltd	56,869	1,369
Hyosung Corp	11,142	775	GlaxoSmithKline PLC	247,572	4,818
Marubeni Corp	1,035,000	6,011	Kobayashi Pharmaceutical Co Ltd	7,400	295
Mitsubishi Corp	392,800	9,498	Miraca Holdings Inc	19,600	585
Mitsui & Co Ltd	555,200	8,166	Nippon Shinyaku Co Ltd	25,117	286
Sumitomo Corp	486,600	5,478	Novartis AG	316,490	16,937
		29,928	Novo Nordisk A/S	95,394	6,454
Industrial Gases (0.03%)			Roche Holding AG	122,494	20,551
Air Water Inc	40,000	458	Sanofi-Aventis SA	206,427	15,264
			Shire PLC	241,449	4,782
Internet Content - Entertainment (0.04%)			Stada Arzneimittel AG	19,728	647
Perfect World Co Ltd ADR (a)	15,022	560			92,647

Internet Gambling (0.02%)			Medical - Generic Drugs (0.18%)
bwin Interactive Entertainment AG (a)	3,891	236	Teva Pharmaceutical Industries Ltd ADR	41,334	2,345
			Towa Pharmaceutical Co Ltd	4,000	197
Investment Companies (0.05%)					2,542
Kinnevik Investment AB	45,835	680	Medical - Wholesale Drug Distribution (0.01%)
Investment Management & Advisory Services (0.27%)			Meda AB	20,972	205
Azimut Holding SpA	38,891	478	Medical Products (0.06%)
Kenedix Inc (a)	1,405	430	Aspen Pharmacare Holdings Ltd (a)	21,013	185
Schroders PLC	146,178	2,889	Nipro Corp	15,049	317
		3,797	SSL International PLC	31,147	386
Life & Health Insurance (0.75%)					888
Aviva PLC	752,271	4,607

Schedule of Investments
Diversified International Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Metal - Copper (0.64%)			Oil Company - Exploration & Production (1.55%)
Antofagasta PLC	370,437 $	5,142	Alliance Oil Co Ltd (a)	17,354 $	261
Kazakhmys PLC (a)	137,838	2,646	AWE Ltd (a)	178,068	410
Sterlite Industries India Ltd ADR	85,845	1,369	Bankers Petroleum Ltd (a)	95,500	533
		9,157	Baytex Energy Trust	23,700	676
Metal - Diversified (1.67%)			CNOOC Ltd	602,000	844
Boliden AB	29,589	395	Dana Petroleum PLC (a)	9,612	159
FNX Mining Co Inc (a)	24,600	278	EnCana Corp	254,598	7,786
KGHM Polska Miedz SA	75,026	2,462	Gazprom OAO ADR	20,250	491
MMC Norilsk Nickel ADR (a)	112,234	1,717	Gazprom OAO ADR	159,456	3,859
Rio Tinto Ltd	318,189	19,025	Gazprom OAO (b)(c)	6,868	416
		23,877	NovaTek OAO	17,905	1,268
			Petrobank Energy & Resources Ltd (a)	84,700	4,185
Metal - Iron (0.16%)			Premier Oil PLC (a)	19,818	327
Mount Gibson Iron Ltd (a)	186,165	228	PTT Public Company Limited (b)	146,600	978
Novolipetsk Steel OJSC (a)	67,392	2,048			22,193
		2,276
			Oil Company - Integrated (6.24%)
Metal Processors & Fabrication (0.46%)			BG Group PLC	580,725	10,676
NTN Corp	854,000	3,692	BP PLC	2,420,877	22,587
SKF AB	183,008	2,827	Cenovus Energy, Inc	270,698	6,256
		6,519	China Petroleum & Chemical Corp	2,732,000	2,125
Mortgage Banks (0.06%)			Lukoil OAO ADR	42,557	2,336
Aareal Bank AG (a)	29,176	518	PetroChina Co Ltd	2,919,494	3,261
Home Capital Group Inc	9,700	355	Petroleo Brasileiro SA ADR	235,837	9,568
		873	Rosneft Oil Co	429,111	3,300
Multi-Line Insurance (1.26%)			Royal Dutch Shell PLC - A Shares	194,188	5,367
Baloise-Holding AG	29,998	2,487	Royal Dutch Shell PLC - B Shares	141,623	3,767
CNP Assurances	40,656	3,599	Statoil ASA	387,250	8,691
Milano Assicurazioni SPA	134,017	367	Tatneft ADR	31,502	969
Sampo OYJ	192,435	4,648	Total SA	178,188	10,298
Zurich Financial Services	32,128	6,831			89,201
		17,932	Oil Refining & Marketing (0.46%)
Multimedia (0.36%)			ERG SpA	24,464	330
WPP PLC	558,539	5,154	Nippon Oil Corp	916,000	4,280
			Reliance Industries Ltd (c)	42,178	1,906
Networking Products (0.03%)					6,516
DragonWave Inc (a)	38,500	431	Paper & Related Products (0.57%)
			Billerud AB	39,859	273
Non-Ferrous Metals (0.20%)
China Molybdenum Co Ltd	770,000	597	Fibria Celulose SA ADR (a)	62,610	1,145
			Holmen AB	13,319	319
Grupo Mexico SAB de CV	642,500	1,304
Korea Zinc Co Ltd	6,387	931	Lee & Man Paper Manufacturing Ltd	291,200	166
			Svenska Cellulosa AB	465,035	6,265
		2,832
					8,168
Oil - Field Services (0.90%)
Petrofac Ltd	370,526	5,678	Petrochemicals (0.32%)
Subsea 7 Inc (a)	19,686	327	LG Chem Ltd	3,314	568
Technip SA	92,297	6,309	Mitsui Chemicals Inc	1,505,000	4,024
TGS Nopec Geophysical Co ASA (a)	27,400	523			4,592
		12,837

Schedule of Investments
Diversified International Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Photo Equipment & Supplies (0.31%)			REITS - Office Property (0.05%)
FUJIFILM Holdings Corp	137,700 $	4,410	Great Portland Estates PLC	79,813 $	357
			ICADE	2,232	215
Platinum (0.14%)			Nippon Commercial Investment Corp	149	212
Impala Platinum Holdings Ltd	76,340	1,956			784

Power Converter & Supply Equipment (0.02%)			REITS - Shopping Centers (0.22%)
SMA Solar Technology AG	2,269	260	CapitaMall Trust	2,347,000	2,804
			Japan Retail Fund Investment Corp	64	297
Printing - Commercial (0.22%)					3,101
Dai Nippon Printing Co Ltd	231,000	3,168
			Retail - Apparel & Shoe (0.05%)
Property & Casualty Insurance (0.51%)			Lojas Renner SA	41,000	783
Amlin PLC	549,476	3,399
			Retail - Auto Parts (0.02%)
RSA Insurance Group PLC	1,916,503	3,919	Halfords Group PLC	45,522	275
		7,318
Public Thoroughfares (0.41%)			Retail - Automobile (0.14%)
Atlantia SpA	201,880	5,043	PT Astra International Tbk	529,500	2,024
Zhejiang Expressway Co Ltd	866,000	748
		5,791	Retail - Bookstore (0.04%)
			WH Smith PLC	66,357	528
Real Estate Management & Services (0.34%)
Arnest One Corp	31,770	334	Retail - Building Products (0.73%)
Lend Lease Group	384,263	3,171	Kingfisher PLC	1,890,092	6,367
Nexity	10,879	395	Travis Perkins PLC (a)	343,129	4,007
PSP Swiss Property AG (a)	6,913	397			10,374
Swiss Prime Site AG (a)	9,234	520	Retail - Consumer Electronics (0.12%)
		4,817	EDION Corp	39,600	412
Real Estate Operator & Developer (1.17%)			GOME Electrical Appliances Holdings Ltd (a)	1,946,000	684
Agile Property Holdings Ltd	506,000	630	JB Hi-Fi Ltd	37,553	667
Brookfield Asset Management Inc	257,238	5,185			1,763
Cyrela Brazil Realty SA	107,718	1,237	Retail - Convenience Store (0.26%)
Great Eagle Holdings Ltd	114,000	278	Alimentation Couche Tard Inc	186,500	3,513
Hongkong Land Holdings Ltd	963,000	4,492	President Chain Store Corp	96,000	220
Huaku Development Co Ltd	227,000	567			3,733
KWG Property Holding Ltd	1,324,500	797
Norwegian Property ASA (a)	138,000	312	Retail - Drug Store (0.02%)
Rossi Residencial SA	160,066	1,112	Matsumotokiyoshi Holdings Co Ltd	13,476	294
Shenzhen Investment Ltd	1,248,000	445	Retail - Hypermarkets (0.08%)
Shimao Property Holdings Ltd	551,500	840	Wal-Mart de Mexico SAB de CV	260,000	1,153
Unitech Ltd	489,568	784
		16,679	Retail - Jewelry (0.39%)
Reinsurance (0.31%)			Cie Financiere Richemont SA	162,710	5,511
Hannover Rueckversicherung AG (a)	94,951	4,380
			Retail - Major Department Store (0.67%)
REITS - Diversified (0.42%)			Home Retail Group PLC	833,618	3,385
CapitaCommercial Trust	518,000	389	Lotte Shopping Co Ltd	5,313	1,364
Kenedix Realty Investment Corp	148	420	PPR	39,141	4,773
Unibail-Rodamco SE	24,086	5,219			9,522
		6,028

Schedule of Investments
Diversified International Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Miscellaneous/Diversified (0.59%)			Steel - Specialty (0.00%)
Wesfarmers Ltd	345,915 $	8,392	Citic Pacific Ltd	14,000 $	30

Retail - Restaurants (0.02%)			Telecommunication Services (1.41%)
McDonald's Holdings Co Japan Ltd	16,931	345	China Telecom Corp Ltd	954,000	392
			Manitoba Telecom Services Inc	12,400	393
Retail - Sporting Goods (0.03%)			Singapore Telecommunications Ltd	1,896,000	4,041
Xebio Co Ltd	23,599	443	Telekomunikasi Indonesia Tbk PT	1,524,000	1,513
			Telenet Group Holding NV (a)	18,329	527
Rubber & Plastic Products (0.02%)
			Telenor ASA	642,200	8,346
Ansell Ltd	31,540	286
			TeliaSonera AB	742,843	4,997
Satellite Telecommunications (0.27%)					20,209
Eutelsat Communications	118,078	3,811	Telephone - Integrated (1.40%)
			Bezeq Israeli Telecommunication Corp Ltd	325,186	831
Security Services (0.04%)			BT Group PLC	2,459,996	5,369
Prosegur Cia de Seguridad SA	12,101	548	KT Corp	19,750	844
Semiconductor Component - Integrated Circuits (0.57%)			Portugal Telecom SGPS SA	485,303	5,008
CSR PLC (a)	40,930	292	Telefonica SA	332,341	7,961
Novatek Microelectronics Corp Ltd	374,000	1,096			20,013
Richtek Technology Corp	127,000	1,253	Television (0.68%)
Taiwan Semiconductor Manufacturing Co Ltd	2,871,605	5,451	ITV PLC (a)	2,713,958	2,434
		8,092	M6-Metropole Television	129,743	3,446
Semiconductor Equipment (1.10%)			Societe Television Francaise 1	226,555	3,906
Aixtron AG	141,245	4,232			9,786
ASM International NV (a)	6,353	146	Tobacco (1.43%)
ASML Holding NV	204,892	6,435	British American Tobacco PLC	309,796	10,240
Tokyo Electron Ltd	79,600	4,835	Imperial Tobacco Group PLC	317,730	10,246
		15,648			20,486
Soap & Cleaning Products (0.70%)			Tools - Hand Held (0.32%)
Reckitt Benckiser Group PLC	193,213	10,016	Makita Corp	135,900	4,560

Special Purpose Banks (0.06%)			Transport - Marine (0.19%)
Industrial Bank of Korea	79,900	900	Golden Ocean Group Ltd (a)	144,000	250
			Pacific Basin Shipping Ltd	1,498,000	1,101
Steel - Producers (1.33%)			Sincere Navigation	799,000	984
ArcelorMittal South Africa Ltd (a)	38,271	524	Tsakos Energy Navigation Ltd	27,312	440
China Steel Corp	449,533	455			2,775
Cia Siderurgica Nacional SA ADR	49,106	1,430
Evraz Group SA (a)	23,608	775	Transport - Rail (0.05%)
			Ansaldo STS SpA	15,647	304
JFE Holdings Inc	197,400	6,864
			Construcciones y Auxiliar de Ferrocarriles SA	632	359
JSW Steel Ltd	30,219	642
					663
Kobe Steel Ltd	1,543,000	2,765
Kyoei Steel Ltd	10,200	183	Transport - Services (0.09%)
Mechel ADR	37,988	752	Firstgroup PLC	62,910	369
POSCO ADR	30,082	3,398	Koninklijke Vopak NV (a)	8,100	607
Ternium SA ADR (a)	41,316	1,230	Stagecoach Group PLC	123,024	344
		19,018			1,320
			Transport - Truck (0.04%)
			Sankyu Inc	52,000	247

Schedule of Investments
Diversified International Fund
January 31, 2010 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)
COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (continued)
Transport - Truck (continued)			Diversified Banking Institutions (continued)
Seino Holdings Corp	56,000 $	374	Investment in Joint Trading Account;
		621	Deutsche Bank Repurchase Agreement;
			0.11% dated 01/29/10 maturing 02/01/10
Water (0.03%)			(collateralized by Sovereign Agency
Pennon Group PLC	55,442	454	Issues; $700,000; 0.00% - 4.75%; dated
			02/15/10 - 12/10/15)	$ 686 $	686
Wire & Cable Products (0.06%)			Investment in Joint Trading Account;
Bekaert SA	1,762	256	Morgan Stanley Repurchase Agreement;
			0.11% dated 01/29/10 maturing 02/01/10
Fujikura Ltd	118,000	633	(collateralized by Sovereign Agency
		889	Issues; $700,000; 1.13% - 3.15%; dated
			12/15/11 - 01/22/15)	687	687
TOTAL COMMON STOCKS	$ 1,391,786				2,507

PREFERRED STOCKS (1.55%)			TOTAL REPURCHASE AGREEMENTS	$ 2,507
Commercial Banks (0.36%)
Banco Bradesco SA	169,014	2,809	Total Investments	$ 1,416,372
Itau Unibanco Holding SA	118,166	2,265	Other Assets in Excess of Liabilities, Net - 0.84%		11,955
		5,074	TOTAL NET ASSETS - 100.00%	$ 1,428,327

Diversified Minerals (0.50%)
Vale SA	317,980	7,109	(a) Non-Income Producing Security
			(b)	Market value is determined in accordance with procedures established in
Electric - Distribution (0.04%)			good faith by the Board of Directors. At the end of the period, the value
Eletropaulo Metropolitana Eletricidade de			of these securities totaled $2,110 or 0.15% of net assets.
Sao Paulo SA	31,600	602	(c)	Security exempt from registration under Rule 144A of the Securities Act
			of 1933. These securities may be resold in transactions exempt from
Investment Companies (0.00%)			registration, normally to qualified institutional buyers. Unless otherwise
Lereko Mobility Pty Ltd (a)	3,348	18	indicated, these securities are not considered illiquid. At the end of the
			period, the value of these securities totaled $2,846 or 0.20% of net
			assets.
Soap & Cleaning Products (0.45%)			(d) Security is Illiquid
Henkel AG & Co KGaA	126,037	6,473
			Unrealized Appreciation (Depreciation)
Television (0.20%)			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
ProSiebenSat.1 Media AG	211,153	2,803	of investments held by the fund as of the period end were as follows:
TOTAL PREFERRED STOCKS	$ 22,079
	Principal		Unrealized Appreciation	$ 171,974
	Amount	Value	Unrealized Depreciation		(71,406)
	(000's)	(000's)	Net Unrealized Appreciation (Depreciation)		100,568
REPURCHASE AGREEMENTS (0.17%)			Cost for federal income tax purposes		1,315,804
Diversified Banking Institutions (0.17%)			All dollar amounts are shown in thousands (000's)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.10%
dated 01/29/10 maturing 02/01/10
(collateralized by Sovereign Agency
Issues; $763,000; 0.00% - 5.00%; dated
04/01/10 - 01/27/20)	$ 748 $	748
Investment in Joint Trading Account; Credit
Suisse Repurchase Agreement; 0.10%
dated 01/29/10 maturing 02/01/10
(collateralized by US Treasury Note;
$393,000; 0.88%; dated 03/31/11)	386	386

Schedule of Investments
Diversified International Fund
January 31, 2010 (unaudited)
Portfolio Summary (unaudited)
Country	Percent
United Kingdom	17.52%
Japan	17.12%
Switzerland	7.60%
France	7.02%
Germany	5.37%
Canada	5.36%
Australia	4.63%
Spain	2.67%
Hong Kong	2.56%
Brazil	2.54%
Netherlands	2.36%
Korea, Republic Of	2.18%
Norway	2.13%
China	2.11%
Italy	2.05%
Singapore	1.77%
Taiwan, Province Of China	1.74%
Sweden	1.63%
Russian Federation	1.60%
India	1.21%
Belgium	1.02%
Finland	1.00%
Denmark	0.85%
South Africa	0.72%
Greece	0.66%
Mexico	0.60%
Indonesia	0.46%
Portugal	0.46%
Turkey	0.38%
Ireland	0.38%
Poland	0.32%
Israel	0.26%
Thailand	0.19%
United States	0.18%
Malaysia	0.15%
Luxembourg	0.14%
Hungary	0.12%
Chile	0.06%
Bermuda	0.02%
Austria	0.02%
Other Assets in Excess of Liabilities, Net	0.84%
TOTAL NET ASSETS	100.00%

Schedule of Investments
Equity Income Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (95.62%)			COMMON STOCKS (continued)
Aerospace & Defense (0.57%)			Diversified Manufacturing Operations
Raytheon Co	221,600 $	11,619	(continued)
			Siemens AG ADR	335,400 $	29,887
Apparel Manufacturers (1.18%)					92,547
VF Corp	334,300	24,080	Diversified Minerals (1.52%)
			BHP Billiton Ltd ADR	296,500	20,568
Applications Software (2.21%)			Vale SA ADR	403,800	10,414
Microsoft Corp	1,595,000	44,947
					30,982
Auto - Car & Light Trucks (0.84%)			Electric - Integrated (5.81%)
Daimler AG	372,288	17,055	FPL Group Inc	850,000	41,446
			Progress Energy Inc	1,050,400	40,934
Auto - Medium & Heavy Duty Trucks (0.64%)			Wisconsin Energy Corp	94,500	4,625
PACCAR Inc	360,500	12,989	Xcel Energy Inc	1,508,300	31,342
					118,347
Auto/Truck Parts & Equipment - Original (0.49%)
Johnson Controls Inc	357,400	9,946	Electric Products - Miscellaneous (1.38%)
			Emerson Electric Co	676,300	28,094
Beverages - Non-Alcoholic (1.58%)
Coca-Cola Co/The	594,500	32,252	Electronic Components - Semiconductors (3.11%)
			Intel Corp	2,561,100	49,685
Beverages - Wine & Spirits (0.17%)			Microchip Technology Inc	529,200	13,659
Diageo PLC ADR	52,300	3,514			63,344

Brewery (0.39%)			Fiduciary Banks (3.84%)
Molson Coors Brewing Co	190,900	8,018	Bank of New York Mellon Corp/The	1,690,680	49,182
			Northern Trust Corp	575,700	29,084
Cellular Telecommunications (0.98%)					78,266
Vodafone Group PLC ADR	929,562	19,948	Finance - Other Services (0.40%)
			NYSE Euronext	351,300	8,224
Chemicals - Diversified (0.66%)
EI du Pont de Nemours & Co	341,000	11,120	Food - Miscellaneous/Diversified (2.21%)
Sociedad Quimica y Minera de Chile SA			General Mills Inc	165,200	11,780
ADR	62,700	2,281
			Kraft Foods Inc	1,199,223	33,171
		13,401
					44,951
Commercial Banks (0.85%)
Bank of Nova Scotia	411,109	17,308	Food - Retail (0.52%)
			Kroger Co/The	489,500	10,490
Commercial Services - Finance (0.63%)
Automatic Data Processing Inc	313,300	12,780	Food - Wholesale & Distribution (0.92%)
			Sysco Corp	672,900	18,834
Consumer Products - Miscellaneous (0.51%)
Clorox Co	177,000	10,473	Forestry (0.00%)
			Weyerhaeuser Co	2,300	92
Distribution & Wholesale (2.14%)
Genuine Parts Co	1,159,377	43,685	Gas - Distribution (1.86%)
			Sempra Energy	745,300	37,824
Diversified Banking Institutions (0.06%)
JP Morgan Chase & Co	32,900	1,281	Industrial Gases (0.58%)
			Air Products & Chemicals Inc	154,100	11,705
Diversified Manufacturing Operations (4.54%)
3M Co	254,700	20,501	Investment Management & Advisory Services (1.69%)
			AllianceBernstein Holding LP	1,141,972	29,394
Honeywell International Inc	333,300	12,879
Parker Hannifin Corp	523,700	29,280

Schedule of Investments
Equity Income Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Investment Management & Advisory Services			Pipelines (2.25%)
(continued)			Enterprise Products Partners LP	565,118 $	17,332
Franklin Resources Inc	50,318 $	4,983	Kinder Morgan Energy Partners LP	192,573	11,716
		34,377	Spectra Energy Corp	791,300	16,815
Life & Health Insurance (0.32%)					45,863
Unum Group	336,500	6,585	Property & Casualty Insurance (0.71%)
Machinery - Farm (1.42%)			Fidelity National Financial Inc	1,126,719	14,535
Deere & Co	578,600	28,901	Quarrying (0.43%)
Medical - Drugs (7.30%)			Vulcan Materials Co	200,000	8,838
Abbott Laboratories	885,800	46,894	Regional Banks (0.65%)
Bristol-Myers Squibb Co	881,678	21,478	US Bancorp	530,800	13,312
Merck & Co Inc	1,045,780	39,928
Novartis AG ADR	551,882	29,542	REITS - Healthcare (2.42%)
Pfizer Inc	584,145	10,900	HCP Inc	915,500	25,954
		148,742	Health Care REIT Inc	544,200	23,401
Medical - Generic Drugs (1.58%)					49,355
Teva Pharmaceutical Industries Ltd ADR	566,900	32,155	REITS - Mortgage (1.81%)
			Annaly Capital Management Inc	2,118,000	36,811
Medical Instruments (0.43%)
Medtronic Inc	206,100	8,840	REITS - Shopping Centers (0.64%)
			Kimco Realty Corp	1,034,800	13,059
Medical Products (1.39%)
Becton Dickinson and Co	73,600	5,547	REITS - Warehouse & Industrial (0.56%)
Johnson & Johnson	361,000	22,693	AMB Property Corp	470,900	11,302
		28,240
			Retail - Discount (3.17%)
Multi-Line Insurance (5.09%)
			Costco Wholesale Corp	276,000	15,851
ACE Ltd	1,131,800	55,764
			Wal-Mart Stores Inc	910,000	48,621
Allstate Corp/The	860,409	25,752
					64,472
MetLife Inc	625,000	22,075
		103,591	Retail - Drug Store (0.33%)
			CVS Caremark Corp	205,500	6,652
Multimedia (0.55%)
Walt Disney Co/The	377,491	11,155	Retail - Restaurants (2.20%)
			McDonald's Corp	717,800	44,812
Non-Hazardous Waste Disposal (0.47%)
Waste Management Inc	296,400	9,500	Savings & Loans - Thrifts (1.45%)
			Hudson City Bancorp Inc	2,220,500	29,466
Oil Company - Exploration & Production (1.84%)
Enerplus Resources Fund	780,400	16,615	Semiconductor Component - Integrated Circuits (1.27%)
Penn West Energy Trust	1,274,200	20,935	Maxim Integrated Products Inc	232,500	4,064
		37,550	Taiwan Semiconductor Manufacturing Co
Oil Company - Integrated (2.51%)			Ltd ADR	2,155,207	21,897
Chevron Corp	288,200	20,785			25,961
Marathon Oil Corp	584,100	17,412	Semiconductor Equipment (0.39%)
Total SA ADR	225,900	13,010	Applied Materials Inc	651,700	7,938
		51,207
			Telecommunication Services (0.97%)
Oil Refining & Marketing (0.43%)			BCE Inc	767,500	19,763
Valero Energy Corp	475,700	8,762

Schedule of Investments
Equity Income Fund
January 31, 2010 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)
COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (3.44%)
Telephone - Integrated (4.16%)			Diversified Banking Institutions (3.44%)
AT&T Inc	1,566,100 $	39,716	Investment in Joint Trading Account; Bank
CenturyTel Inc	149,400	5,081	of America Repurchase Agreement; 0.10%
			dated 01/29/10 maturing 02/01/10
Verizon Communications Inc	1,355,800	39,888	(collateralized by Sovereign Agency
		84,685	Issues; $21,343,000; 0.00% - 5.00%; dated
Toys (2.02%)			04/01/10 - 01/27/20)	$ 20,924 $	20,924
Mattel Inc	2,083,594	41,088	Investment in Joint Trading Account; Credit
			Suisse Repurchase Agreement; 0.10%
			dated 01/29/10 maturing 02/01/10
Transport - Rail (3.14%)			(collateralized by US Treasury Note;
Norfolk Southern Corp	492,900	23,196	$11,002,000; 0.88%; dated 03/31/11)	10,786	10,786
Union Pacific Corp	672,300	40,674	Investment in Joint Trading Account;
		63,870	Deutsche Bank Repurchase Agreement;
			0.11% dated 01/29/10 maturing 02/01/10
Vitamins & Nutrition Products (1.44%)			(collateralized by Sovereign Agency
Mead Johnson Nutrition Co	650,329	29,414	Issues; $19,583,000; 0.00% - 4.75%; dated
TOTAL COMMON STOCKS	$ 1,947,797		02/15/10 - 12/10/15)	19,199	19,199
			Investment in Joint Trading Account;
PREFERRED STOCKS (0.93%)			Morgan Stanley Repurchase Agreement;
Regional Banks (0.36%)			0.11% dated 01/29/10 maturing 02/01/10
National City Capital Trust II	191,700	4,352	(collateralized by Sovereign Agency
			Issues; $19,583,000; 1.13% - 3.15%; dated
National City Capital Trust III	135,000	2,978	12/15/11 - 01/22/15)	19,199	19,199
		7,330			70,108

REITS - Storage (0.42%)			TOTAL REPURCHASE AGREEMENTS	$ 70,108
Public Storage Inc 6.63%; Series M	288,000	6,572
			Total Investments	$ 2,041,033
Public Storage Inc 7.25%; Series K	79,700	1,988
			Liabilities in Excess of Other Assets, Net - (0.19)%		(3,917)
		8,560
			TOTAL NET ASSETS - 100.00%	$ 2,037,116
Special Purpose Entity (0.15%)
National City Capital Trust IV	125,000	3,131
TOTAL PREFERRED STOCKS	$ 19,021		(a)	This entity was put into conservatorship by the U.S. Government in 2008.
			See Notes to Financial Statements for additional information.
	Principal

	Amount	Value	Unrealized Appreciation (Depreciation)
	(000's)	(000's)	The net federal income tax unrealized appreciation (depreciation) and federal tax cost
BONDS (0.19%)			of investments held by the fund as of the period end were as follows:
Telecommunication Services (0.14%)
Telus Corp			Unrealized Appreciation	$ 235,618
8.00%, 6/ 1/2011	$ 2,640	2,868	Unrealized Depreciation		(168,972)
			Net Unrealized Appreciation (Depreciation)		66,646
Television (0.05%)			Cost for federal income tax purposes		1,974,387
CBS Corp			All dollar amounts are shown in thousands (000's)
7.88%, 9/ 1/2023	950	1,043
TOTAL BONDS	$ 3,911

U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (0.01%)
Federal Home Loan Mortgage Corporation
(FHLMC) (0.01%)
6.50%, 9/ 1/2030 (a)	131	143
7.00%, 9/ 1/2030 (a)	47	53
		196

TOTAL U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS	$ 196

Schedule of Investments
Equity Income Fund
January 31, 2010 (unaudited)
Portfolio Summary (unaudited)
Sector	Percent
Financial	24.87%
Consumer, Non-cyclical	19.08%
Consumer, Cyclical	13.00%
Industrial	11.51%
Utilities	7.67%
Energy	7.04%
Technology	6.98%
Communications	6.84%
Basic Materials	3.19%
Mortgage Securities	0.01%
Liabilities in Excess of Other Assets, Net	(0.19%)
TOTAL NET ASSETS	100.00%

Schedule of Investments
Global Diversified Income Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (24.93%)			COMMON STOCKS (continued)
Aerospace & Defense Equipment (0.04%)			Commercial Banks (continued)
United Technologies Corp	769 $	52	DBS Group Holdings Ltd	7,000 $		70
			Hang Seng Bank Ltd	1,700		24
Agricultural Operations (0.03%)			National Australia Bank Ltd	1,252		29
Archer-Daniels-Midland Co	1,265	38	National Bank of Canada	500		26
			Nordea Bank AB	1,790		16
Audio & Video Products (0.04%)
			Park National Corp	345		19
Sony Corp	1,600	53
			Sumitomo Mitsui Financial Group Inc	1,200		39
Auto - Car & Light Trucks (0.12%)			Suncorp-Metway Ltd	8,255		65
Ford Motor Co (a)	5,081	55	Svenska Handelsbanken AB	1,280		33
Nissan Motor Co Ltd (a)	7,700	62	Trustmark Corp	1,664		38
Toyota Motor Corp	1,500	58				975
		175	Commercial Services - Finance (0.02%)
Building - Heavy Construction (0.07%)			Deluxe Corp	1,541		29
NCC AB	1,958	29
Vinci SA	1,380	74	Computer Services (0.01%)
			Tieto OYJ	939		21
		103
Building & Construction - Miscellaneous (0.08%)			Consumer Products - Miscellaneous (0.04%)
Bilfinger Berger AG	274	20	Kimberly-Clark Corp	927		55
Bouygues SA	1,161	57
YIT OYJ	1,447	32	Cosmetics & Toiletries (0.07%)
		109	Procter & Gamble Co	1,760		108
Building Products - Cement & Aggregate (0.01%)			Diversified Banking Institutions (0.32%)
Lafarge SA	217	16	Bank of America Corp	4,687		71
			Barclays PLC	11,321		48
Cable/Satellite TV (0.01%)			Deutsche Bank AG	411		25
DISH Network Corp	1,037	19	Goldman Sachs Group Inc/The	228		34
Casino Hotels (0.01%)			HSBC Holdings PLC	15,496		166
SJM Holdings Ltd	36,000	18	JP Morgan Chase & Co	1,944		76
			Mitsubishi UFJ Financial Group Inc	7,100		37
Cellular Telecommunications (0.10%)						457
NTT DoCoMo Inc	44	66	Diversified Manufacturing Operations (0.16%)
Vodafone Group PLC	35,588	76	General Electric Co	8,495		137
		142	Illinois Tool Works Inc	576		25
Chemicals - Diversified (0.09%)			Leggett & Platt Inc	1,523		28
BASF SE	1,476	83	Morgan Crucible Co PLC	8,923		23
PPG Industries Inc	696	41	Siemens AG	197		17
		124				230
Commercial Banks (0.68%)			Diversified Minerals (0.02%)
Australia & New Zealand Banking Group Ltd	5,166	99	Tek Cominco Limited (a)	900		29
Banco Bilbao Vizcaya Argentaria SA	5,520	84
Banco Santander SA	10,331	148	E-Commerce - Services (0.02%)
BancorpSouth Inc	1,468	34	Wotif.com Holdings Ltd	4,826		28
Bank of Hawaii Corp	1,015	46	Electric - Integrated (0.33%)
Bank of Montreal	1,100	53	Avista Corp	1,414		29
Bank of Novia Scotia	1,800	75	Consolidated Edison Inc	1,023		45
Commerce Bancshares Inc	1,103	44	E.ON AG	806		30
Commonwealth Bank of Australia	698	33

Schedule of Investments
Global Diversified Income Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electric - Integrated (continued)			Hotels & Motels (continued)
EDP - Energias de Portugal SA	7,347 $	29	Marcus Corp	2,700 $		30
Enel SpA	14,541	78				87
Fortum OYJ	1,800	46	Import & Export (0.19%)
PG&E Corp	462	19	ITOCHU Corp	5,000		39
Public Service Enterprise Group Inc	1,662	51	Marubeni Corp	6,000		35
RWE AG	935	83	Mitsubishi Corp	3,100		75
Unisource Energy Corp	1,276	39	Mitsui & Co Ltd	4,000		59
Xcel Energy Inc	1,567	32	Sumitomo Corp	5,800		65
		481				273
Electric - Transmission (0.02%)			Investment Companies (0.04%)
National Grid PLC	2,841	29	Ares Capital Corp	2,576		32
			Ratos AB	948		26
Electric Products - Miscellaneous (0.05%)						58
Emerson Electric Co	1,641	68
			Life & Health Insurance (0.07%)
Electronic Components - Miscellaneous (0.06%)			AMP Ltd	12,030		66
Koninklijke Philips Electronics NV	2,688	81	Unum Group	1,744		34
						100
Electronic Components - Semiconductors (0.03%)
Intel Corp	2,103	41	Medical - Drugs (0.47%)
			Astellas Pharma Inc	1,200		44
Electronic Parts Distribution (0.01%)			AstraZeneca PLC	2,351		109
Premier Farnell PLC	6,793	19	Bristol-Myers Squibb Co	3,932		96
			Merck & Co Inc	3,824		146
Electronics - Military (0.02%)			Pfizer Inc	8,565		160
L-3 Communications Holdings Inc	420	35	Sanofi-Aventis SA	1,582		117
						672
Finance - Investment Banker & Broker (0.01%)
Tullett Prebon PLC	4,107	20	Medical - HMO (0.11%)
			Coventry Health Care Inc (a)	999		23
Finance - Other Services (0.03%)			UnitedHealth Group Inc	2,458		81
Hellenic Exchanges SA Holding Clearing			WellPoint Inc (a)	848		54
Settlement and Registry	4,713	50				158
Food - Meat Products (0.02%)			Medical Products (0.03%)
Tyson Foods Inc	2,029	28	Johnson & Johnson	582		37

Food - Miscellaneous/Diversified (0.14%)			Metal - Copper (0.01%)
ConAgra Foods Inc	2,885	65	Inmet Mining Corp	400		20
CSM	1,443	40
Kraft Foods Inc	3,329	92	Metal Products - Distribution (0.02%)
		197	Hanwa Co Ltd	6,000		22
Food - Retail (0.02%)			Miscellaneous Manufacturers (0.02%)
SUPERVALU Inc	2,146	32	Nikkiso Co Ltd	4,000		23

Gas - Distribution (0.04%)			Multi-Line Insurance (0.12%)
Atmos Energy Corp	1,112	31	Allianz SE	871		96
Southwest Gas Corp	874	24	Zurich Financial Services	361		77
		55				173
Hotels & Motels (0.06%)			Multimedia (0.04%)
Choice Hotels International Inc	1,800	57	Viacom Inc (a)	671		20

Schedule of Investments
Global Diversified Income Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Multimedia (continued)			Pipelines (continued)
WPP PLC	3,383 $	31	Holly Energy Partners LP	14,030 $	577
		51	Kinder Morgan Management LLC (a)	23,729	1,285
Office Automation & Equipment (0.04%)			Magellan Midstream Partners LP	20,000	840
Pitney Bowes Inc	1,055	22	MarkWest Energy Partners LP	9,700	281
Xerox Corp	3,697	32	NuStar Energy LP	14,715	820
		54	ONEOK Partners LP	15,100	937
			Plains All American Pipeline LP	20,985	1,114
Oil - Field Services (0.03%)			Regency Energy Partners LP	13,500	304
Technip SA	559	38	Spectra Energy Corp	3,166	67
Oil & Gas Drilling (0.02%)			Sunoco Logistics Partners LP	10,500	725
AOC Holdings Inc	4,300	26	Targa Resources Partners LP	18,250	432
			TC Pipelines LP	19,300	699
Oil Company - Exploration & Production (0.66%)			Western Gas Partners LP	7,115	142
Daylight Resources Trust	2,242	22	Williams Cos Inc	2,232	47
Duncan Energy Partners LP	35,500	857	Williams Partners LP	7,515	288
Occidental Petroleum Corp	547	43			12,802
Peyto Energy Trust	3,070	37	Power Converter & Supply Equipment (0.05%)
		959	Schneider Electric SA	654	68
Oil Company - Integrated (0.72%)
BP PLC	20,541	192	Private Corrections (0.04%)
Chevron Corp	2,325	168	Corrections Corp of America (a)	3,200	60
ConocoPhillips	2,367	114	Property & Casualty Insurance (0.07%)
Exxon Mobil Corp	3,661	236	Chubb Corp	881	44
Idemitsu Kosan Co Ltd	400	26	Travelers Cos Inc/The	1,198	61
Marathon Oil Corp	1,460	44			105
Royal Dutch Shell PLC - A Shares	4,469	123
Royal Dutch Shell PLC - B Shares	2,199	58	Publicly Traded Investment Fund (0.25%)
Statoil ASA	900	20	John Hancock Preferred Income Fund III	25,000	366
Total SA	1,096	63
			Real Estate Management & Services (0.18%)
		1,044	Castellum AB	7,400	67
Oil Refining & Marketing (0.07%)			Citycon OYJ	12,000	48
Hellenic Petroleum SA	1,536	19	Conwert Immobilien Invest SE (a)	2,600	30
Nippon Mining Holdings Inc	8,000	34	Kungsleden AB	3,700	24
Nippon Oil Corp	9,000	42	Swiss Prime Site AG (a)	1,700	96
		95			265
Paper & Related Products (0.06%)			Real Estate Operator & Developer (1.44%)
International Paper Co	1,543	35	Brookfield Properties Corp	18,100	217
MeadWestvaco Corp	983	24	China Resources Land Ltd	18,000	32
Svenska Cellulosa AB	2,581	35	FKP Property Group	246,900	152
		94	GAGFAH SA	5,000	45
Pipelines (8.88%)			Hang Lung Properties Ltd	72,000	244
Buckeye Partners LP	14,890	826	Henderson Land Development Co Ltd	41,000	258
Copano Energy LLC	11,200	254	Hongkong Land Holdings Ltd	57,000	266
DCP Midstream Partners LP	9,525	291	Mitsui Fudosan Co Ltd	3,000	51
Enbridge Energy Partners LP	19,200	997	Renhe Commercial Holdings Co Ltd	356,000	76
Energy Transfer Equity LP	4,290	137	Sun Hung Kai Properties Ltd	57,000	730
Energy Transfer Partners LP	26,400	1,181			2,071
Enterprise Products Partners LP	18,200	558

Schedule of Investments
Global Diversified Income Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Regional Banks (0.16%)			REITS - Diversified (continued)
PNC Financial Services Group Inc	1,019 $	57	Unibail-Rodamco SE	2,450 $	531
Wells Fargo & Co	5,883	167	Vastned Offices/Industrial NV	3,400	57
		224	Vornado Realty Trust	3,242	210
Reinsurance (0.09%)			Washington Real Estate Investment Trust	2,600	68
Allied World Assurance Co Holdings Ltd	897	40			3,622
Berkshire Hathaway Inc (a)	350	27	REITS - Healthcare (0.59%)
Muenchener Rueckversicherungs AG	439	66	HCP Inc	3,400	96
		133	Health Care REIT Inc	6,500	280
REITS - Apartments (0.59%)			National Health Investors Inc	2,000	68
American Campus Communities Inc	3,000	77	Nationwide Health Properties Inc	4,900	162
Associated Estates Realty Corp	5,300	63	Ventas Inc	5,976	252
AvalonBay Communities Inc	1,000	77			858
Education Realty Trust Inc	11,100	59	REITS - Hotels (0.19%)
Equity Residential	4,600	147	Hersha Hospitality Trust	16,399	60
Essex Property Trust Inc	1,400	112	Hospitality Properties Trust	5,000	111
Home Properties Inc	3,200	142	Host Hotels & Resorts Inc (a)	5,331	56
Mid-America Apartment Communities Inc	2,100	98	LaSalle Hotel Properties	2,500	50
Nomura Real Estate Residential Fund Inc	6	23			277
Northern Property Real Estate Investment			REITS - Manufactured Homes (0.08%)
Trust	2,400	51
		849	Equity Lifestyle Properties Inc	2,500	121
REITS - Diversified (2.51%)			REITS - Mortgage (0.03%)
Australand Property Group	260,400	103	Annaly Capital Management Inc	2,822	49
British Land Co PLC	18,500	128
Canadian Real Estate Investment Trust	3,000	79	REITS - Office Property (1.04%)
CapitaCommercial Trust	155,000	116	Alexandria Real Estate Equities Inc	1,700	101
CapLease Inc	28,500	131	Alstria Office REIT-AG	3,200	35
Champion REIT	225,000	95	Boston Properties Inc	4,177	271
Colonial Properties Trust	6,190	68	Brandywine Realty Trust	9,686	109
Cominar Real Estate Investment Trust	4,200	75	Cofinimmo	500	67
Corio NV	1,800	110	Corporate Office Properties Trust SBI MD	3,346	119
Dexus Property Group	261,429	190	Great Portland Estates PLC	21,950	98
Digital Realty Trust Inc	3,275	157	Highwoods Properties Inc	3,000	91
Entertainment Properties Trust	3,300	115	ICADE	250	24
Eurocommercial	1,376	54	K-REIT Asia	92,000	69
Fonciere Des Regions - Warrants (a)	800	1	Macquarie Office Trust	423,000	110
Fonciere Des Regions	560	56	Nippon Commercial Investment Corp	56	80
GPT Group	130,000	65	SL Green Realty Corp	2,700	123
Hammerson PLC	24,900	150	Societe de la Tour Eiffel	500	35
Kenedix Realty Investment Corp	50	142	Societe Immobiliere de Location pour
			l'Industrie et le Commerce	475	55
Klepierre	3,525	131
			Tishman Speyer Office Fund (a)	335,000	107
Land Securities Group PLC	17,000	172
					1,494
Mapletree Logistics Trust	130,000	72
Mirvac Group	144,231	184	REITS - Regional Malls (0.65%)
PS Business Parks Inc	682	33	CBL & Associates Properties Inc	16,329	163
Segro PLC	26,849	133	General Growth Properties Inc	6,200	58
Shaftesbury PLC	4,300	26	Macerich Co/The	1,888	58
Stockland	52,000	170

Schedule of Investments
Global Diversified Income Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Regional Malls (continued)			Storage & Warehousing (0.03%)
Simon Property Group Inc	9,097 $	655	Safestore Holdings PLC	20,700 $	45
		934
			Telecommunication Services (0.04%)
REITS - Shopping Centers (1.02%)			BCE Inc	1,500	38
Acadia Realty Trust	4,700	75	Singapore Telecommunications Ltd	12,000	26
Federal Realty Investment Trust	3,165	204			64
Japan Retail Fund Investment Corp	34	158
Ramco-Gershenson Properties Trust	13,297	127	Telephone - Integrated (0.36%)
RioCan Real Estate Investment Trust	9,400	168	AT&T Inc	6,529	166
Tanger Factory Outlet Centers	1,900	73	BT Group PLC	28,013	61
Vastned Retail NV	1,000	67	Deutsche Telekom AG	3,807	50
Westfield Group	54,088	600	Nippon Telegraph & Telephone Corp	700	29
		1,472	Qwest Communications International Inc	3,853	16
			Swisscom AG	154	56
REITS - Single Tenant (0.04%)			Telecom Italia SpA	31,747	47
Getty Realty Corp	881	19	Verizon Communications Inc	1,923	57
National Retail Properties Inc	1,586	32	Windstream Corp	3,970	41
		51			523
REITS - Storage (0.21%)			Textile - Products (0.01%)
Public Storage	3,900	309	Texwinca Holdings Ltd	20,000	18

REITS - Warehouse & Industrial (0.16%)			Theaters (0.02%)
AMB Property Corp	5,100	123	Cinemark Holdings Inc	2,454	35
ProLogis	8,114	102
		225	Transport - Equipment & Leasing (0.03%)
Retail - Apparel & Shoe (0.03%)			Aircastle Ltd	5,178	49
Cato Corp/The	1,420	29	TOTAL COMMON STOCKS	$ 35,962
Gap Inc/The	1,059	20	PREFERRED STOCKS (11.11%)
		49	Cellular Telecommunications (0.06%)
Retail - Major Department Store (0.01%)			United States Cellular Corp 7.50%	3,700	91
David Jones Ltd	4,440	19
			Commercial Banks (1.18%)
Retail - Miscellaneous/Diversified (0.03%)			Banesto Holdings Ltd (b)	7,000	181
Wesfarmers Ltd	1,652	40	Barclays Bank PLC 6.63%	15,000	317
			Barclays Bank PLC 7.75%	10,300	246
Retail - Propane Distribution (0.50%)			BB&T Capital Trust V	3,400	91
Inergy LP	20,300	723	CoBank ACB 11.00%; Series D (c)	8,400	448
			M&T Capital Trust IV	7,000	183
Retail - Restaurants (0.03%)			National Bank of Greece SA	9,100	191
Domino's Pizza Inc (a)	2,601	29	VNB Capital Trust I	1,500	38
Ruby Tuesday Inc (a)	3,027	21			1,695
		50
			Diversified Banking Institutions (0.33%)
Savings & Loans - Thrifts (0.02%)			HSBC Holdings PLC 6.20%	21,800	480
New York Community Bancorp Inc	2,036	31
			Diversified Financial Services (0.23%)
Steel - Producers (0.02%)			Citigroup Capital VII	10,200	213
ArcelorMittal	618	24	Citigroup Capital XI	800	14
Steel Pipe & Tube (0.03%)			Citigroup Capital XV	900	16
Vallourec SA	211	36	Harris Preferred Capital Corp	3,900	93
					336

Schedule of Investments
Global Diversified Income Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
PREFERRED STOCKS (continued)			PREFERRED STOCKS (continued)
Electric - Integrated (0.77%)			Property & Casualty Insurance (continued)
Entergy Texas Inc	10,400 $	290	Arch Capital Group Ltd 8.00%	8,100 $	202
FPL Group Capital Inc 8.75%	5,900	172			239
PPL Capital Funding Inc	6,200	156	Regional Banks (0.87%)
SCANA Corp	18,500	491	Fifth Third Capital Trust V	1,800	40
		1,109	Fifth Third Capital Trust VI	2,400	53
Finance - Investment Banker & Broker (1.03%)			Fifth Third Capital Trust VII	9,400	236
Credit Suisse Guernsey Ltd	27,300	703	Fleet Capital Trust VIII	7,100	157
Morgan Stanley Capital Trust III	7,600	163	KeyCorp Capital X	3,300	79
Morgan Stanley Capital Trust IV	26,000	551	National City Capital Trust II	3,100	70
Morgan Stanley Capital Trust V	3,700	74	National City Capital Trust III	1,000	22
		1,491	SunTrust Capital IX	4,600	113
Finance - Other Services (0.10%)			USB Capital VI	4,000	85
National Rural Utilities Cooperative Finance			USB Capital XII	2,300	53
Corp 5.95%	4,900	119	Wachovia Capital Trust IV	1,900	42
National Rural Utilities Cooperative Finance			Wachovia Capital Trust IX	10,800	238
Corp 6.10%	1,000	24	Wachovia Capital Trust X	2,400	61
		143			1,249
Investment Management & Advisory Services (0.47%)			Reinsurance (0.33%)
Ameriprise Financial Inc	11,100	282	Everest Re Capital Trust II	17,400	354
Deutsche Bank Contingent Capital Trust II	10,700	235	RenaissanceRe Holdings Ltd - Series B	5,300	128
Deutsche Bank Contingent Capital Trust III	6,700	163			482
		680
			REITS - Diversified (0.70%)
Life & Health Insurance (0.19%)			PS Business Parks Inc - Series M	25,000	570
Delphi Financial Group Inc 7.38%	1,600	29	Vornado Realty LP	14,800	368
Lincoln National Corp 6.75%	9,100	199	Vornado Realty Trust - Series G	2,200	46
Torchmark Capital Trust III	1,800	44	Vornado Realty Trust - Series I	1,200	26
		272			1,010
Money Center Banks (0.38%)			REITS - Office Property (0.33%)
Fleet Capital Trust IX	8,200	156	HRPT Properties Trust 7.50%	25,200	479
Santander Finance Preferred SA Unipersonal	13,700	386
		542	REITS - Shopping Centers (0.68%)
			Kimco Realty Corp 6.65%	7,600	161
Multi-Line Insurance (1.22%)
Aegon NV 6.375%	4,100	75	Kimco Realty Corp 7.75%	20,400	496
Allianz SE	46,000	1,150	Regency Centers Corp 7.25%	1,500	35
ING Groep NV 7.05%	3,800	73	Regency Centers Corp 7.45%	8,100	189
ING Groep NV 7.20%	12,700	252	Weingarten Realty Investors 6.75%	1,600	35
ING Groep NV 8.50%	9,000	206	Weingarten Realty Investors 8.10%	2,700	59
		1,756			975
Multimedia (0.32%)			REITS - Storage (0.57%)
Viacom Inc	19,100	462	Public Storage Inc 6.45%; Series F	6,900	152
			Public Storage Inc 6.45%; Series X	1,300	29
Oil Company - Exploration & Production (0.05%)			Public Storage Inc 6.60%; Series C	21,400	494
Nexen Inc	2,900	69	Public Storage Inc 6.75%; Series L	1,600	37
			Public Storage Inc 6.95%; Series H	4,900	116
Property & Casualty Insurance (0.17%)					828
Arch Capital Group Ltd 7.88%	1,500	37
			REITS - Warehouse & Industrial (0.03%)
			Prologis - Series G	2,200	45

Schedule of Investments
Global Diversified Income Fund
January 31, 2010 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)
PREFERRED STOCKS (continued)			BONDS (continued)
Special Purpose Entity (0.54%)			Athletic Equipment (0.11%)
Corporate-Backed Trust Certificates 7.63%	2,400 $	61	Easton-Bell Sports Inc
Corporate-Backed Trust Certificates - Series			9.75%, 12/ 1/2016 (b)	$ 150 $		156
BMY	1,100	27
Deutsche Bank Capital Funding Trust IX	4,200	94	B2B - E-Commerce (0.37%)
Deutsche Bank Capital Funding Trust X	5,900	141	GXS Worldwide Inc
National City Capital Trust IV	9,200	230	9.75%, 6/15/2015 (b)	550		534

PreferredPlus TR-CCR1 6.00%; Series GSC3	1,600	34	Beverages - Wine & Spirits (0.27%)
PreferredPlus TR-CCR1 6.00%; Series GSC4	2,900	63	Constellation Brands Inc
SATURNS 2004-2 5.75%; Series GS	5,800	127	8.38%, 12/15/2014	370		396
		777
Telephone - Integrated (0.12%)			Broadcasting Services & Programming (0.14%)
Telephone & Data Systems Inc 7.60%	7,400	178	Clear Channel Worldwide Holdings Inc
			9.25%, 12/15/2017 (b)	38		39
Television (0.44%)			9.25%, 12/15/2017 (b)	152		156
CBS Corp 6.75%	29,100	636				195
TOTAL PREFERRED STOCKS	$ 16,024		Building - Residential & Commercial (0.45%)
	Principal		Desarrolladora Homex SAB de CV
	Amount	Value	9.50%, 12/11/2019 (b)	431		442
	(000's)	(000's)	Urbi Desarrollos Urbanos SAB de CV
			9.50%, 1/21/2020 (b)	200		202
BONDS (39.50%)
						644
Advertising Agencies (0.27%)
MDC Partners Inc			Building Products - Cement & Aggregate (0.07%)
11.00%, 11/ 1/2016 (b)	$ 365	385	Voto-Votorantim Overseas Trading Operations
			NV
Aerospace & Defense (0.58%)			6.63%, 9/25/2019 (b)	100		99
Global Aviation Holdings Ltd
14.00%, 8/15/2013 (b)	295	297	Cable/Satellite TV (0.23%)
Vought Aircraft Industries Inc			Kabel Deutschland GmbH
8.00%, 7/15/2011	550	546	10.63%, 7/ 1/2014	165		172
		843	UPC Holding BV
			9.88%, 4/15/2018 (b)	155		164
Aerospace & Defense Equipment (0.18%)						336
Triumph Group Inc
8.00%, 11/15/2017 (b)	250	253	Casino Hotels (0.22%)
			Harrah's Operating Co Inc
Airlines (1.45%)			11.25%, 6/ 1/2017	10		11
American Airlines Pass Through Trust 2001-02			MGM Mirage
7.86%, 10/ 1/2011	230	231	8.50%, 9/15/2010	210		211
American Airlines Pass Through Trust 2009-1A			13.00%, 11/15/2013	65		75
10.38%, 7/ 2/2019	174	198	10.38%, 5/15/2014 (b)	15		16
Delta Air Lines Inc						313
7.92%, 5/18/2012	250	251
12.25%, 3/15/2015 (b)	400	414	Casino Services (0.16%)
			Peninsula Gaming LLC
6.72%, 1/ 2/2023	309	279	10.75%, 8/15/2017 (b)	175		178
United Air Lines Inc			Snoqualmie Entertainment Authority
9.88%, 8/ 1/2013 (b)	220	222	9.13%, 2/ 1/2015 (b)	80		55
9.75%, 1/15/2017	250	263				233
10.40%, 5/ 1/2018	215	232
		2,090	Cellular Telecommunications (1.00%)
			Cricket Communications Inc
			9.38%, 11/ 1/2014	135		134
			7.75%, 5/15/2016	100		100

Schedule of Investments
Global Diversified Income Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Cellular Telecommunications (continued)			Computers - Memory Devices (continued)
Digicel Group Ltd			Seagate Technology International/Cayman
12.00%, 4/ 1/2014 (b)	$ 35 $	39	Islands
9.13%, 1/15/2015 (b)	525	517	10.00%, 5/ 1/2014 (b)	$ 45 $	51
Nextel Communications Inc					151
7.38%, 8/ 1/2015	250	226	Containers - Paper & Plastic (0.11%)
VIP Finance Ireland Ltd for OJSC Vimpel			Graphic Packaging International Inc
Communications			9.50%, 6/15/2017	150	160
8.38%, 4/30/2013 (b)	100	106
9.13%, 4/30/2018 (b)	300	324	Cruise Lines (0.22%)
		1,446	Royal Caribbean Cruises Ltd
Chemicals - Plastics (0.05%)			6.88%, 12/ 1/2013	325	322
CPG International I Inc
10.50%, 7/ 1/2013	70	68	Data Processing & Management (0.41%)
			First Data Corp
Coal (0.50%)			9.88%, 9/24/2015	370	330
Adaro Indonesia PT			9.88%, 9/24/2015	300	265
7.63%, 10/22/2019 (b)	100	100			595
Arch Coal Inc			Direct Marketing (0.18%)
8.75%, 8/ 1/2016 (b)	170	181	Affinion Group Inc
Bumi Capital Pte Ltd			10.13%, 10/15/2013	250	254
12.00%, 11/10/2016 (b)	425	437
		718	Distribution & Wholesale (0.46%)
Commercial Banks (1.02%)			Intcomex Inc
Banco do Brasil Cayman			13.25%, 12/15/2014 (b)	400	393
8.50%, 12/29/2049 (b)	445	473	VWR Funding Inc
Barclays Bank PLC			10.25%, 7/15/2015	264	276
7.43%, 12/15/2017 (b)(d)	200	189			669
6.28%, 12/15/2034	100	76	Diversified Banking Institutions (1.63%)
Halyk Savings Bank of Kazakhstan JSC			BNP Paribas
7.25%, 5/ 3/2017 (b)	210	196	7.20%, 6/29/2049 (b)	400	386
ICICI Bank Ltd			Credit Agricole SA
5.50%, 3/25/2015 (b)	200	202	9.75%, 6/29/2049	900	954
VTB Capital SA			Societe Generale
6.61%, 10/31/2012 (b)	125	128	8.75%, 4/ 7/2015	1,000	1,005
6.88%, 5/29/2018 (b)	210	212			2,345
		1,476
			Diversified Financial Services (0.57%)
Commercial Services - Finance (0.09%)			CEDC Finance Corp International Inc
NCO Group Inc/Old			9.13%, 12/ 1/2016 (b)	360	378
11.88%, 11/15/2014	150	124	TNK-BP Finance SA
			6.63%, 3/20/2017 (b)	450	444
Computer Services (0.50%)					822
Compucom Systems Inc
12.50%, 10/ 1/2015 (b)	150	159	Diversified Minerals (0.26%)
Stream Global Services Inc			Teck Cominco Ltd
11.25%, 10/ 1/2014 (b)	400	414	7.00%, 9/15/2012	25	27
SunGard Data Systems Inc			Teck Resources Ltd
10.25%, 8/15/2015	140	145	10.75%, 5/15/2019	260	306
		718	Vale Overseas Ltd
			6.88%, 11/21/2036	40	41
Computers - Memory Devices (0.10%)					374
Seagate Technology HDD Holdings
6.80%, 10/ 1/2016	100	100

Schedule of Investments
Global Diversified Income Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Diversified Operations (0.18%)			Finance - Investment Banker & Broker
Susser Holdings LLC / Susser Finance Corp			(continued)
10.63%, 12/15/2013	$ 250 $	260	E*Trade Financial Corp
			7.38%, 9/15/2013	$ 145 $	140
Diversified Operations & Commercial Services (0.22%)			Jefferies Group Inc
Aramark Corp			8.50%, 7/15/2019	250	282
8.50%, 2/ 1/2015	315	316			524
			Finance - Other Services (0.74%)
Electric - Distribution (0.10%)			Icahn Enterprises LP / Icahn Enterprises
Majapahit Holding BV			Finance Corp
7.75%, 1/20/2020 (b)	142	147	7.75%, 1/15/2016 (b)	800	768
			Lukoil International Finance BV
Electric - Generation (0.96%)			7.25%, 11/ 5/2019 (b)	100	102
AES Corp/The			Pinnacle Foods Finance LLC / Pinnacle Foods
9.75%, 4/15/2016 (b)	300	325	Finance Corp
Elwood Energy LLC			9.25%, 4/ 1/2015 (b)	200	201
8.16%, 7/ 5/2026	215	205			1,071
Indiantown Cogeneration LP
9.26%, 12/15/2010	99	101	Food - Meat Products (0.30%)
Midwest Generation LLC			Sigma Alimentos SA
8.56%, 1/ 2/2016	343	346	6.88%, 12/16/2019 (b)	104	108
Reliant Energy Mid-Atlantic Power Holdings			Smithfield Foods Inc
LLC			10.00%, 7/15/2014 (b)	300	327
9.24%, 7/ 2/2017	378	404			435
		1,381	Food - Miscellaneous/Diversified (0.12%)
Electric - Integrated (1.04%)			B&G Foods Inc
CMS Energy Corp			7.63%, 1/15/2018	170	172
8.75%, 6/15/2019	25	29
Dominion Resources Inc/VA			Gambling (Non-Hotel) (0.37%)
7.50%, 6/30/2066	700	696	Isle of Capri Casinos Inc
FPL Group Capital Inc			7.00%, 3/ 1/2014	70	62
7.30%, 9/ 1/2067 (d)	200	201	Pinnacle Entertainment Inc
Texas Competitive Electric Holdings Co LLC			7.50%, 6/15/2015	105	97
10.25%, 11/ 1/2015 (d)	110	86	River Rock Entertainment Authority/The
United Maritime Group LLC/United Maritime			9.75%, 11/ 1/2011	400	376
Group Finance Corp					535
11.75%, 6/15/2015 (b)	480	484
			Hotels & Motels (0.28%)
		1,496	Grupo Posadas SAB de CV
Enterprise Software & Services (0.29%)			9.25%, 1/15/2015 (b)	200	205
JDA Software Group Inc			Wyndham Worldwide Corp
8.00%, 12/15/2014 (b)	400	414	9.88%, 5/ 1/2014	170	193
					398
Finance - Auto Loans (0.07%)
Ford Motor Credit Co LLC			Import & Export (0.25%)
8.00%, 6/ 1/2014	105	107	Minerva Overseas II Ltd
			10.88%, 11/15/2019 (b)	375	368
Finance - Credit Card (0.10%)
Discover Financial Services			Independent Power Producer (0.30%)
6.45%, 6/12/2017	140	140	NRG Energy Inc
			7.25%, 2/ 1/2014	255	256
Finance - Investment Banker & Broker (0.36%)			8.50%, 6/15/2019	175	176
Cemex Finance LLC					432
9.50%, 12/14/2016 (b)	100	102

Schedule of Investments
Global Diversified Income Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Insurance Brokers (0.22%)			Medical - Outpatient & Home Medical Care (0.22%)
USI Holdings Corp			Apria Healthcare Group Inc
9.75%, 5/15/2015 (b)	$ 343 $	318	12.38%, 11/ 1/2014 (b)	$ 300 $	323

Investment Companies (0.47%)			Medical Products (0.19%)
Allied Capital Corp			Biomet Inc
6.63%, 7/15/2011	490	473	11.63%, 10/15/2017	250	275
6.00%, 4/ 1/2012	218	204
		677	Money Center Banks (0.29%)
			BBVA International Preferred SA Unipersonal
Investment Management & Advisory Services (0.68%)			5.92%, 12/29/2049 (d)	500	414
Janus Capital Group Inc
6.95%, 6/15/2017 (d)	100	99	Mortgage Backed Securities (2.87%)
Nuveen Investments Inc			Banc of America Commercial Mortgage Inc
10.50%, 11/15/2015	950	879	5.17%, 9/10/2047	200	204
		978	5.49%, 2/10/2051	205	185
Life & Health Insurance (1.55%)			Bear Stearns Commercial Mortgage Securities
Delphi Financial Group Inc			8.08%, 2/15/2010 (d)	350	350
7.88%, 1/31/2020	800	818	Citigroup/Deutsche Bank Commercial
Lincoln National Corp			Mortgage Trust
7.00%, 5/17/2066 (d)	275	230	5.89%, 11/15/2044	300	280
Nationwide Financial Services			Commercial Mortgage Loan Trust
6.75%, 5/15/2037	250	201	6.02%, 9/10/2017 (d)	460	419
Prudential Financial Inc			Credit Suisse Mortgage Capital Certificates
8.88%, 6/15/2038 (d)	300	324	5.54%, 2/15/2039 (d)	100	61
Prudential PLC			5.66%, 3/15/2039 (d)	200	179
6.50%, 6/29/2049	800	658	5.72%, 6/15/2039 (d)	375	310
		2,231	GMAC Commercial Mortgage Securities Inc
			7.84%, 8/16/2033	350	352
Machinery - General Industry (0.40%)			GS Mortgage Securities Corp II
CPM Holdings Inc			5.81%, 8/10/2045 (d)	450	391
10.63%, 9/ 1/2014 (b)	100	106	JP Morgan Chase Commercial Mortgage
Douglas Dynamics LLC			Securities Corp
7.75%, 1/15/2012 (b)	500	474	4.99%, 9/12/2037	200	151
		580	LB-UBS Commercial Mortgage Trust
			7.70%, 7/15/2032	350	351
Medical - Biomedical/Gene (0.02%)
			5.88%, 6/15/2038 (d)	400	399
Bio-Rad Laboratories Inc
8.00%, 9/15/2016 (b)	30	31	5.86%, 7/15/2040 (d)	445	402
			Wachovia Bank Commercial Mortgage Trust
Medical - Drugs (0.03%)			5.37%, 11/15/2048	200	105
Elan Finance PLC / Elan Finance Corp					4,139
4.27%, 11/15/2011 (d)	45	42	Motion Pictures & Services (0.28%)
			Lions Gate Entertainment Inc
Medical - Hospitals (0.20%)			10.25%, 11/ 1/2016 (b)	400	407
Community Health Systems Inc
8.88%, 7/15/2015	100	103	Multi-Line Insurance (0.81%)
HCA Inc			AXA SA
9.63%, 11/15/2016	100	106	6.38%, 12/29/2049 (b)(d)	800	649
9.88%, 2/15/2017 (b)	10	11	Unitrin Inc
HCA Inc/DE			6.00%, 5/15/2017	150	141
8.50%, 4/15/2019 (b)	65	69	XL Capital Ltd
		289	6.50%, 12/31/2049 (d)	500	380
					1,170

Schedule of Investments
Global Diversified Income Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Music (0.23%)			Paper & Related Products (0.12%)
WMG Acquisition Corp			Domtar Corp
9.50%, 6/15/2016 (b)	$ 100 $	108	10.75%, 6/ 1/2017	$ 155 $		180
WMG Holdings Corp
9.50%, 12/15/2014	220	222	Physician Practice Management (0.09%)
		330	US Oncology Inc
			9.13%, 8/15/2017	130		137
Mutual Insurance (0.34%)
Liberty Mutual Group Inc			Pipelines (0.27%)
7.80%, 3/15/2037 (b)	300	258	Copano Energy LLC / Copano Energy Finance
10.75%, 6/15/2058 (b)(d)	210	231	Corp
		489	8.13%, 3/ 1/2016	140		141
			Dynegy Holdings Inc
Oil - Field Services (0.12%)			8.38%, 5/ 1/2016	250		226
Aquilex Holdings LLC/Aquilex Finance Corp
11.13%, 12/15/2016 (b)	165	172	MarkWest Energy Partners LP / MarkWest
			Energy Finance Corp
			6.88%, 11/ 1/2014	20		19
Oil Company - Exploration & Production (2.23%)						386
Atlas Energy Operating Co LLC / Atlas Energy
Finance Corp			Property & Casualty Insurance (0.19%)
12.13%, 8/ 1/2017	250	282	Progressive Corp/The
Denbury Resources Inc			6.70%, 6/15/2037	300		276
9.75%, 3/ 1/2016	145	153
Gaz Capital SA for Gazprom			Publishing - Periodicals (0.03%)
7.51%, 7/31/2013 (b)	350	370	Nielsen Finance LLC / Nielsen Finance Co
7.29%, 8/16/2037 (b)	100	94	11.50%, 5/ 1/2016	45		50
KazMunaiGaz Finance Sub BV
9.13%, 7/ 2/2018 (b)	200	229	Radio (0.17%)
Linn Energy LLC			Cleveland Unlimited Inc
9.88%, 7/ 1/2018	140	151	13.00%, 12/15/2010 (b)(d)	250		240
McMoRan Exploration Co
11.88%, 11/15/2014	250	273	Real Estate Operator & Developer (0.17%)
OPTI Canada Inc			Country Garden Holdings Co
7.88%, 12/15/2014	90	78	11.75%, 9/10/2014 (b)	245		247
Petrohawk Energy Corp
9.13%, 7/15/2013	340	354	Regional Banks (0.21%)
10.50%, 8/ 1/2014	35	39	First Union Institutional Capital I
			8.04%, 12/ 1/2026	300		304
Petroleum Development Corp
12.00%, 2/15/2018	112	118	REITS - Diversified (0.39%)
Pioneer Natural Resources Co			DuPont Fabros Technology LP
6.65%, 3/15/2017	180	177	8.50%, 12/15/2017 (b)	550		564
Plains Exploration & Production Co
10.00%, 3/ 1/2016	155	172	Rental - Auto & Equipment (0.06%)
SandRidge Energy Inc			Hertz Corp/The
8.75%, 1/15/2020 (b)	400	412	8.88%, 1/ 1/2014	80		81
Stone Energy Corp
8.63%, 2/ 1/2017	320	318	Research & Development (0.43%)
		3,220	Catalent Pharma Solutions Inc
Oil Company - Integrated (0.10%)			9.50%, 4/15/2015	665		622
Ecopetrol SA
7.63%, 7/23/2019	130	141	Retail - Drug Store (0.09%)
			Rite Aid Corp
			9.75%, 6/12/2016	120		128

Schedule of Investments
Global Diversified Income Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Retail - Perfume & Cosmetics (0.19%)			Sovereign (continued)
Sally Holdings LLC/Sally Capital Inc			Socialist Republic of Vietnam
10.50%, 11/15/2016	$ 250 $	268	6.75%, 1/29/2020 (b)	$ 104 $	104
			Turkey Government International Bond
Retail - Regional Department Store (0.11%)			7.25%, 3/15/2015	78	87
Neiman Marcus Group Inc/The			United Mexican States
9.00%, 10/15/2015	169	164	5.95%, 3/19/2019	202	214
			6.05%, 1/11/2040	46	44
Retail - Restaurants (0.44%)			Uruguay Government International Bond
Dave & Buster's Inc			6.88%, 9/28/2025	228	238
11.25%, 3/15/2014	250	262	Venezuela Government International Bond
El Pollo Loco Inc			8.50%, 10/ 8/2014	302	246
11.75%, 12/ 1/2012	250	261	9.25%, 9/15/2027	265	199
Landry's Restaurants Inc					3,012
11.63%, 12/ 1/2015 (b)	105	112
		635	Special Purpose Entity (0.70%)
			AES Red Oak LLC
Satellite Telecommunications (0.30%)			8.54%, 11/30/2019	195	199
DigitalGlobe Inc			CEVA Group PLC
10.50%, 5/ 1/2014 (b)	195	210	11.63%, 10/ 1/2016 (b)	300	308
Intelsat Bermuda Ltd			Chukchansi Economic Development Authority
11.25%, 2/ 4/2017	220	223	4.02%, 11/15/2012 (b)(d)	235	188
		433	City National Capital Trust I
Savings & Loans - Thrifts (0.26%)			9.63%, 2/ 1/2040	300	321
Sovereign Capital Trust VI					1,016
7.91%, 6/13/2036	400	373	Steel - Producers (0.46%)
			Evraz Group SA
Seismic Data Collection (0.04%)			9.50%, 4/24/2018 (b)	460	475
Cie Generale de Geophysique-Veritas
9.50%, 5/15/2016	55	59	Steel Dynamics Inc
			6.75%, 4/ 1/2015	190	188
Sovereign (2.09%)					663
Brazilian Government International Bond			Telecommunication Services (1.41%)
5.88%, 1/15/2019	200	210	Clearwire Communications LLC/Clearwire
Colombia Government International Bond			Finance Inc
7.38%, 3/18/2019	100	112	12.00%, 12/ 1/2015 (b)	750	754
El Salvador Government International Bond			12.00%, 12/ 1/2015 (b)	100	100
7.65%, 6/15/2035 (b)	94	95	Globo Comunicacoe e Participacoes SA
Indonesia Government International Bond			7.25%, 4/26/2022 (b)	100	104
11.63%, 3/ 4/2019 (b)	375	530	Telcordia Technologies Inc
7.75%, 1/17/2038 (b)	100	110	4.00%, 7/15/2012 (b)(d)	185	176
Mexico Government International Bond			10.00%, 3/15/2013 (b)	300	284
6.63%, 3/ 3/2015	131	147	West Corp
Panama Government International Bond			9.50%, 10/15/2014	250	251
7.25%, 3/15/2015	90	102	Wind Acquisition Finance SA
Peruvian Government International Bond			11.75%, 7/15/2017 (b)	340	370
7.13%, 3/30/2019	181	205			2,039
Republic of Hungary
6.25%, 1/29/2020	88	88	Telephone - Integrated (1.22%)
Republic of Lithuania			Axtel SAB de CV
6.75%, 1/15/2015 (b)	100	104	9.00%, 9/22/2019 (b)	227	233
Republic of Turkey			Frontier Communications Corp
7.50%, 11/ 7/2019	100	113	8.13%, 10/ 1/2018	250	252
Russian Foreign Bond - Eurobond			Level 3 Financing Inc
7.50%, 3/31/2030 (b)	56	64	9.25%, 11/ 1/2014	210	197

Schedule of Investments
Global Diversified Income Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			REPURCHASE AGREEMENTS (13.54%)
Telephone - Integrated (continued)			Diversified Banking Institutions (13.54%)
Level 3 Financing Inc (continued)			Investment in Joint Trading Account; Bank
10.00%, 2/ 1/2018 (b)	$ 300 $	281	of America Repurchase Agreement; 0.10%
Sprint Nextel Corp			dated 01/29/10 maturing 02/01/10
6.00%, 12/ 1/2016	250	217	(collateralized by Sovereign Agency
			Issues; $5,947,000; 0.00% - 5.00%; dated
8.38%, 8/15/2017	200	195	04/01/10 - 01/27/20)	$ 5,830 $	5,830
Windstream Corp			Investment in Joint Trading Account; Credit
8.63%, 8/ 1/2016	375	385	Suisse Repurchase Agreement; 0.10%
		1,760	dated 01/29/10 maturing 02/01/10
			(collateralized by US Treasury Note;
Theaters (0.04%)			$3,065,000; 0.88%; dated 03/31/11)	3,005	3,005
AMC Entertainment Inc			Investment in Joint Trading Account;
11.00%, 2/ 1/2016	50	54	Deutsche Bank Repurchase Agreement;
			0.11% dated 01/29/10 maturing 02/01/10
Transactional Software (0.53%)			(collateralized by Sovereign Agency
Open Solutions Inc			Issues; $5,456,000; 0.00% - 4.75%; dated
9.75%, 2/ 1/2015 (b)	860	759	02/15/10 - 12/10/15)	5,349	5,349
			Investment in Joint Trading Account;
Travel Services (0.40%)			Morgan Stanley Repurchase Agreement;
Sabre Holdings Corp			0.11% dated 01/29/10 maturing 02/01/10
8.35%, 3/15/2016	100	93	(collateralized by Sovereign Agency
			Issues; $5,456,000; 1.13% - 3.15%; dated
Travelport LLC			12/15/11 - 01/22/15)	5,349	5,349
9.88%, 9/ 1/2014	250	263			19,533
11.88%, 9/ 1/2016	200	220
		576	TOTAL REPURCHASE AGREEMENTS	$ 19,533

Wire & Cable Products (0.56%)			Total Investments	$ 129,841
Coleman Cable Inc			Other Assets in Excess of Liabilities, Net - 9.99%		14,408
9.88%, 10/ 1/2012	216	222	TOTAL NET ASSETS - 100.00%	$ 144,249
9.00%, 2/15/2018 (b)(e)	600	592
		814
			(a) Non-Income Producing Security
TOTAL BONDS	$ 56,981		(b)	Security exempt from registration under Rule 144A of the Securities Act
			of 1933. These securities may be resold in transactions exempt from
SENIOR FLOATING RATE INTERESTS (0.84%)			registration, normally to qualified institutional buyers. Unless otherwise
Casino Hotels (0.35%)			indicated, these securities are not considered illiquid. At the end of the
Harrah's Operating Co Inc, Term Increment			period, the value of these securities totaled $23,939 or 16.60% of net
Loan B4			assets.
9.50%, 10/23/2016 (d)	500	507	(c) Security is Illiquid
			(d)	Variable Rate. Rate shown is in effect at January 31, 2010.
Electric - Integrated (0.28%)			(e)	Security purchased on a when-issued basis.
TXU Energy Co, Term Loan B3
3.73%, 10/10/2014 (d)	494	401	Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Electronic Components - Semiconductors (0.21%)			of investments held by the fund as of the period end were as follows:
Freescale Semiconductor Inc, Term Loan
1.98%, 12/ 1/2013 (d)	338	304	Unrealized Appreciation	$ 9,135
TOTAL SENIOR FLOATING RATE INTERESTS	$ 1,212		Unrealized Depreciation		(1,057)

CONVERTIBLE BONDS (0.09%)			Net Unrealized Appreciation (Depreciation)		8,078
Identification Systems - Development (0.09%)			Cost for federal income tax purposes		121,763
L-1 Identity Solutions Inc			All dollar amounts are shown in thousands (000's)
3.75%, 5/15/2027	140	129
TOTAL CONVERTIBLE BONDS	$ 129

Schedule of Investments
Global Diversified Income Fund
January 31, 2010 (unaudited)
Portfolio Summary (unaudited)
Country	Percent
United States	66.72%
France	3.02%
United Kingdom	2.79%
Luxembourg	1.50%
Australia	1.43%
Netherlands	1.28%
Germany	1.27%
Canada	1.22%
Hong Kong	1.17%
Mexico	1.10%
Japan	0.89%
Bermuda	0.82%
Indonesia	0.82%
Brazil	0.80%
Spain	0.72%
Switzerland	0.65%
Cayman Islands	0.64%
Ireland	0.33%
Venezuela	0.31%
Singapore	0.24%
Liberia	0.22%
Greece	0.18%
Colombia	0.17%
Uruguay	0.16%
Sweden	0.16%
Peru	0.14%
India	0.14%
Turkey	0.14%
Kazakhstan	0.14%
Guernsey	0.12%
Finland	0.10%
Italy	0.09%
Viet Nam	0.07%
Lithuania	0.07%
Panama	0.07%
El Salvador	0.07%
Hungary	0.06%
China	0.05%
Belgium	0.05%
Russian Federation	0.04%
Austria	0.02%
Portugal	0.02%
Norway	0.01%
Other Assets in Excess of Liabilities, Net	9.99%
TOTAL NET ASSETS	100.00%

Schedule of Investments
Global Real Estate Securities Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (97.40%)			COMMON STOCKS (continued)
Diversified Operations (0.71%)			REITS - Apartments (5.64%)
Wharf Holdings Ltd	16,000 $	79	American Campus Communities Inc	3,019 $	78
			AvalonBay Communities Inc	517	40
Hotels & Motels (0.16%)			Boardwalk Real Estate Investment Trust	1,500	52
Choice Hotels International Inc	548	18	Education Realty Trust Inc	8,354	44
			Equity Residential	2,648	85
Private Corrections (0.59%)
			Essex Property Trust Inc	1,071	85
Corrections Corp of America (a)	3,557	67
			Home Properties Inc	2,609	116
Publicly Traded Investment Fund (0.14%)			Mid-America Apartment Communities Inc	1,800	84
ProLogis European Properties (a)	2,360	15	Northern Property Real Estate Investment
			Trust	2,150	46
Real Estate Management & Services (5.04%)					630
Beni Stabili SpA	23,842	20	REITS - Diversified (21.93%)
Castellum AB	5,671	51	Australand Property Group	131,727	52
Citycon OYJ	8,572	34	British Land Co PLC	8,122	56
Conwert Immobilien Invest SE (a)	4,218	49	Canadian Real Estate Investment Trust	2,300	60
Fabege AB	4,001	24	CapitaCommercial Trust	105,000	79
Jones Lang LaSalle Inc	658	37	CapLease Inc	6,400	29
Mitsubishi Estate Co Ltd	13,877	225	Challenger Diversified Property Group	131,516	54
Sponda OYJ	12,366	47	Champion REIT	180,000	76
Swiss Prime Site AG (a)	1,351	76	Colonial Properties Trust	5,408	60
		563	Cominar Real Estate Investment Trust	2,000	36
Real Estate Operator & Developer (25.28%)			Corio NV	975	60
Beijing Capital Land Ltd	146,000	50	Derwent London PLC	2,930	61
Brookfield Properties Corp	7,500	90	Dexus Property Group	170,388	124
CapitaLand Ltd	87,868	239	Digital Realty Trust Inc	2,409	116
China Overseas Land & Investment Ltd	34,274	61	DuPont Fabros Technology Inc	4,057	67
China Resources Land Ltd	52,716	95	Eurocommercial	1,613	63
Filinvest Land Inc	1,298,197	25	Fonciere Des Regions - Warrants (a)	260	-
FKP Property Group	179,812	111	Fonciere Des Regions	240	24
Franshion Properties China Ltd	134,000	44	Goodman Group	63,219	32
Grainger PLC	7,740	16	GPT Group	91,938	46
Great Eagle Holdings Ltd	23,000	56	H&R Real Estate Investment Trust	6,000	94
Hang Lung Properties Ltd	51,000	173	Hammerson PLC	17,254	104
Henderson Land Development Co Ltd	29,200	184	Kenedix Realty Investment Corp	38	108
Hongkong Land Holdings Ltd	42,733	199	Klepierre	2,691	100
Keppel Land Ltd	42,000	97	Land Securities Group PLC	11,599	118
KWG Property Holding Ltd	151,000	91	Liberty International PLC	2,899	21
Mitsui Fudosan Co Ltd	21,393	360	Mirvac Group	45,890	59
New World Development Ltd	104,700	171	PS Business Parks Inc	820	39
Norwegian Property ASA (a)	20,711	47	Segro PLC	19,872	99
NTT Urban Development Corp	107	78	Shaftesbury PLC	8,579	52
Shimao Property Holdings Ltd	31,000	47	Stockland	18,464	60
Sumitomo Realty & Development Co Ltd	4,647	82	Unibail-Rodamco SE	1,782	386
Sun Hung Kai Properties Ltd	31,087	398	Vornado Realty Trust	1,815	117
Unite Group PLC (a)	10,298	47			2,452
Yanlord Land Group Ltd	52,700	65	REITS - Healthcare (4.83%)
		2,826	HCP Inc	3,299	93
			Health Care REIT Inc	3,236	139

Schedule of Investments
Global Real Estate Securities Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Healthcare (continued)			REITS - Shopping Centers (continued)
National Health Investors Inc	1,314 $	45	Westfield Group	38,047 $	422
Nationwide Health Properties Inc	3,215	106			954
Ventas Inc	3,721	157	REITS - Single Tenant (0.63%)
		540	Realty Income Corp	2,512	70
REITS - Hotels (2.94%)
Ashford Hospitality Trust Inc (a)	16,200	85	REITS - Storage (2.59%)
DiamondRock Hospitality Co	5,096	41	Public Storage	3,660	290
Hersha Hospitality Trust	8,302	30
			REITS - Warehouse & Industrial (1.25%)
Hospitality Properties Trust	2,916	65
			AMB Property Corp	3,552	85
Host Hotels & Resorts Inc (a)	5,264	56
			ProLogis	4,359	55
LaSalle Hotel Properties	2,528	51
					140
		328
			Storage & Warehousing (0.34%)
REITS - Manufactured Homes (0.97%)			Safestore Holdings PLC	17,545	38
Equity Lifestyle Properties Inc	2,242	108
			TOTAL COMMON STOCKS	$ 10,887
REITS - Office Property (10.32%)				Principal
Alstria Office REIT-AG	2,660	29		Amount	Value
Boston Properties Inc	2,970	193		(000's)	(000's)
Brandywine Realty Trust	6,089	68	REPURCHASE AGREEMENTS (1.58%)
Cofinimmo	410	55	Diversified Banking Institutions (1.58%)
Corporate Office Properties Trust SBI MD	2,100	75	Investment in Joint Trading Account; Bank
Great Portland Estates PLC	14,890	66	of America Repurchase Agreement; 0.10%
			dated 01/29/10 maturing 02/01/10
ICADE	605	58	(collateralized by Sovereign Agency
ING Office Fund	85,734	46	Issues; $54,000; 0.00% - 5.00%; dated
K-REIT Asia	102,000	77	04/01/10 - 01/27/20)	$ 53 $	53
Macquarie Office Trust	366,085	95	Investment in Joint Trading Account; Credit
Nippon Commercial Investment Corp	48	68	Suisse Repurchase Agreement; 0.10%
			dated 01/29/10 maturing 02/01/10
SL Green Realty Corp	3,400	155	(collateralized by US Treasury Note;
Societe de la Tour Eiffel	462	33	$28,000; 0.88%; dated 03/31/11)	27	27
Societe Immobiliere de Location pour			Investment in Joint Trading Account;
l'Industrie et le Commerce	331	38	Deutsche Bank Repurchase Agreement;
Tishman Speyer Office Fund (a)	306,165	98	0.11% dated 01/29/10 maturing 02/01/10
		1,154	(collateralized by Sovereign Agency
			Issues; $49,000; 0.00% - 4.75%; dated
REITS - Regional Malls (5.50%)			02/15/10 - 12/10/15)	48	48
CBL & Associates Properties Inc	7,670	77	Investment in Joint Trading Account;
General Growth Properties Inc	3,600	34	Morgan Stanley Repurchase Agreement;
			0.11% dated 01/29/10 maturing 02/01/10
Simon Property Group Inc	6,470	466	(collateralized by Sovereign Agency
Taubman Centers Inc	1,213	38	Issues; $49,000; 1.13% - 3.15%; dated
		615	12/15/11 - 01/22/15)	48	48
					176
REITS - Shopping Centers (8.54%)
Acadia Realty Trust	3,920	62	TOTAL REPURCHASE AGREEMENTS	$ 176
Federal Realty Investment Trust	2,381	153	Total Investments	$ 11,063
Japan Retail Fund Investment Corp	13	60	Other Assets in Excess of Liabilities, Net - 1.02%		114
Kimco Realty Corp	3,368	43	TOTAL NET ASSETS - 100.00%	$ 11,177
Ramco-Gershenson Properties Trust	4,040	39
RioCan Real Estate Investment Trust	3,800	68
Tanger Factory Outlet Centers	1,337	51	(a) Non-Income Producing Security
Vastned Retail NV	829	56

Schedule of Investments Global Real Estate Securities Fund January 31, 2010 (unaudited)

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 658
Unrealized Depreciation	(1,582)
Net Unrealized Appreciation (Depreciation)	(924)
Cost for federal income tax purposes	11,987
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Country	Percent
United States	37.47%
Hong Kong	14.16%
Australia	10.72%
Japan	8.78%
United Kingdom	6.07%
France	5.72%
Singapore	4.98%
Canada	4.00%
Netherlands	1.60%
China	1.26%
Finland	0.73%
Switzerland	0.68%
Sweden	0.67%
Belgium	0.49%
Austria	0.44%
Norway	0.42%
Germany	0.26%
Philippines	0.22%
Italy	0.18%
Luxembourg	0.13%
Other Assets in Excess of Liabilities, Net	1.02%
TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent
Currency Contracts	27.29%

		Schedule of Investments
		Global Real Estate Securities Fund
		January 31, 2010 (unaudited)

		Foreign Currency Contracts
					Net Unrealized
Foreign Currency	Delivery	Contracts			Appreciation
Purchase Contracts	Date	to Accept	In Exchange For	Value	(Depreciation)
Australian Dollar	2/25/2010	584,725	$524	$516	$(8)
British Pound	2/25/2010	48,722	79	78	(1)
Canadian Dollar	2/25/2010	94,362	89	88	(1)
Euro	2/25/2010	140,645	197	195	(2)
Hong Kong Dollar	2/25/2010	2,096,145	270	270	-
Japanese Yen	2/25/2010	27,064,315	301	300	(1)
New Zealand Dollar	2/25/2010	9,837	7	7	-
Singapore Dollar	2/25/2010	158,179	112	112	-
Swedish Krona	2/25/2010	136,256	18	18	-
Swiss Franc	2/25/2010	41,555	40	39	(1)

					Net Unrealized
Foreign Currency	Delivery	Contracts			Appreciation
Sale Contracts	Date	to Deliver	In Exchange For	Value	(Depreciation)
Australian Dollar	2/25/2010	822,358	$740	$726	$14
British Pound	2/25/2010	19,863	32	32	-
Canadian Dollar	2/25/2010	112,865	107	106	1
Euro	2/25/2010	170,703	241	237	4
Hong Kong Dollar	2/25/2010	352,522	45	45	-
Japanese Yen	2/25/2010	13,518,401	150	150	-
Norwegian Krone	2/25/2010	166,962	29	28	1
Singapore Dollar	2/25/2010	136,175	97	97	-
Swedish Krona	2/25/2010	28,847	4	4	-
Swiss Franc	2/25/2010	2,938	3	3	-

All dollar amounts are shown in thousands (000's)

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (23.65%)			BONDS (continued)
Asset Backed Securities (0.20%)			Mortgage Backed Securities (continued)
Saxon Asset Securities Trust			Fannie Mae Grantor Trust
0.39%, 3/25/2036 (a)	$ 3,426 $	2,979	7.30%, 5/25/2010	$ 7,000 $	7,115
			Fannie Mae Interest Strip
Diversified Banking Institutions (0.19%)			7.00%, 4/ 1/2024	243	61
Goldman Sachs Group Inc/The			Federal Home Loan Banks
3.25%, 6/15/2012	2,600	2,722	5.46%, 11/27/2015	2,265	2,421
			Freddie Mac
Finance - Mortgage Loan/Banker (1.59%)			4.50%, 7/15/2017	4,900	5,107
Fannie Mae			1.15%, 2/15/2021 (a)	65	65
1.75%, 3/23/2011	6,183	6,269	6.50%, 8/15/2027	349	392
5.00%, 5/11/2017	3,000	3,304	5.00%, 9/15/2027	6,608	233
6.63%, 11/15/2030	1,300	1,593	5.50%, 9/15/2031 (a)	1,375	1,469
6.21%, 8/ 6/2038	1,250	1,458	5.50%, 1/15/2033	6,532	7,015
Freddie Mac			5.50%, 4/15/2033 (a)	15,000	15,999
2.13%, 3/23/2012	9,485	9,692
			Ginnie Mae
SLM Student Loan Trust			3.89%, 7/16/2026	1,417	1,459
0.44%, 9/17/2018 (a)	1,063	1,063
			5.08%, 1/16/2030 (a)	1,420	1,497
		23,379
			4.26%, 2/16/2032	2,208	2,300
Home Equity - Other (0.29%)			LF Rothschild Mortgage Trust
Asset Backed Securities Corp Home Equity			9.95%, 9/ 1/2017	27	31
0.33%, 7/25/2036 (a)	1,439	1,364	MASTR Alternative Loans Trust
Morgan Stanley Home Equity Loan Trust			5.39%, 1/25/2020 (a)	14,027	14,293
0.40%, 2/25/2036 (a)	3,196	2,870	5.50%, 1/25/2020	14,846	15,181
		4,234	Prime Mortgage Trust
Mortgage Backed Securities (21.38%)			4.75%, 10/25/2020 (a)	8,668	8,853
Banc of America Funding Corp			Residential Funding Mortgage Securities I
0.31%, 7/20/2036 (a)	2,802	2,736	5.50%, 12/25/2033	17,000	17,242
Banc of America Mortgage Securities Inc			Structured Asset Securities Corp
4.75%, 8/25/2033	5,334	5,367	6.00%, 4/25/2033	24,774	25,258
5.50%, 5/25/2034	5,395	5,388	5.50%, 12/25/2033	6,642	6,570
Chase Mortgage Finance Corp			5.00%, 5/25/2035	13,534	13,115
6.00%, 5/25/2035	21,000	17,831	Wells Fargo Mortgage Backed Securities Trust
Citicorp Mortgage Securities Inc			5.50%, 11/25/2035	8,633	8,298
5.50%, 3/25/2035	8,199	8,281	6.00%, 4/25/2037	21,000	16,448
Countrywide Home Loan Mortgage Pass			6.00%, 12/28/2037 (a)	11,307	10,849
Through Trust					313,935
5.00%, 11/25/2018	8,867	9,008
5.25%, 5/25/2034	12,647	12,124	TOTAL BONDS	$ 347,249
5.75%, 12/25/2035	21,239	17,193	U.S. GOVERNMENT & GOVERNMENT AGENCY
Credit Suisse First Boston Mortgage Securities			OBLIGATIONS (72.75%)
Corp			Federal Home Loan Mortgage Corporation
5.75%, 4/25/2033	5,227	5,119	(FHLMC) (38.52%)
6.00%, 12/25/2033	4,412	3,837	6.50%, 2/ 1/2011 (b)	4	5
Fannie Mae			6.50%, 3/ 1/2011 (b)	23	24
9.00%, 5/25/2020	58	64	6.50%, 3/ 1/2011 (b)	4	5
5.00%, 8/25/2026	1,121	1,155	6.50%, 3/ 1/2011 (b)	12	13
5.00%, 2/25/2027	1,108	25	6.50%, 3/ 1/2011 (b)	46	47
0.85%, 4/25/2027 (a)	50	50	6.50%, 4/ 1/2011 (b)	2	2
5.50%, 2/25/2032	11,883	12,626	6.50%, 4/ 1/2011 (b)	12	12
7.00%, 4/25/2032	5,441	6,027	7.50%, 3/ 1/2013 (b)	380	389
5.50%, 12/25/2035 (a)	21,990	23,456	9.00%, 9/ 1/2016 (b)	3	3
6.50%, 2/25/2047	2,196	2,377	6.50%, 11/ 1/2016 (b)	367	398

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation			Federal Home Loan Mortgage Corporation
(FHLMC) (continued)			(FHLMC) (continued)
6.00%, 4/ 1/2017 (b)	$ 835 $	901	8.00%, 11/ 1/2030 (b)	$ 2 $	3
6.00%, 4/ 1/2017 (b)	968	1,044	7.50%, 12/ 1/2030 (b)	9	10
6.00%, 5/ 1/2017 (b)	1,040	1,123	8.00%, 12/ 1/2030 (b)	85	98
9.00%, 5/ 1/2017 (b)	1	1	7.00%, 1/ 1/2031 (b)	8	9
6.50%, 6/ 1/2017 (b)	162	176	7.50%, 2/ 1/2031 (b)	158	178
6.00%, 7/ 1/2017 (b)	60	64	7.50%, 2/ 1/2031 (b)	10	12
4.50%, 4/ 1/2018 (b)	4,598	4,848	7.00%, 3/ 1/2031 (b)	187	207
5.50%, 4/ 1/2018 (b)	460	495	6.50%, 4/ 1/2031 (b)	1,080	1,179
5.50%, 11/ 1/2018 (b)	4,504	4,854	7.00%, 4/ 1/2031 (b)	400	444
5.00%, 1/ 1/2019 (b)	1,072	1,143	6.00%, 5/ 1/2031 (b)	637	691
8.50%, 4/ 1/2019 (b)	13	15	6.50%, 6/ 1/2031 (b)	3	3
4.50%, 7/ 1/2019 (b)	10,454	11,003	7.00%, 6/ 1/2031 (b)	153	169
6.00%, 1/ 1/2021 (b)	219	235	6.00%, 10/ 1/2031 (b)	27	29
9.00%, 5/ 1/2021 (b)	3	3	6.50%, 10/ 1/2031 (b)	421	459
9.00%, 9/ 1/2021 (b)	3	3	7.00%, 10/ 1/2031 (b)	240	265
6.50%, 12/ 1/2021 (b)	1,529	1,673	6.50%, 1/ 1/2032 (b)	2,939	3,200
9.00%, 1/ 1/2022 (b)	5	5	6.00%, 2/ 1/2032 (b)	82	89
6.50%, 4/ 1/2022 (b)	1,545	1,691	6.50%, 2/ 1/2032 (b)	11	12
6.50%, 5/ 1/2022 (b)	810	886	6.50%, 2/ 1/2032 (b)	73	79
6.50%, 8/ 1/2022 (b)	261	285	6.50%, 4/ 1/2032 (b)	58	63
9.00%, 8/ 1/2022 (b)	2	2	7.00%, 4/ 1/2032 (b)	920	1,017
6.50%, 5/ 1/2023 (b)	177	192	7.50%, 4/ 1/2032 (b)	143	161
6.50%, 7/ 1/2023 (b)	12	14	6.50%, 8/ 1/2032 (b)	183	200
4.50%, 1/ 1/2024 (b)	1,474	1,535	6.50%, 8/ 1/2032 (b)	78	85
6.50%, 1/ 1/2024 (b)	30	32	6.00%, 9/ 1/2032 (b)	1,212	1,312
4.00%, 6/ 1/2024 (b)	9,496	9,681	5.50%, 11/ 1/2032 (b)	3,647	3,886
7.00%, 7/ 1/2024 (b)	15	17	5.00%, 12/ 1/2032 (b)	772	807
4.50%, 8/ 1/2024 (b)	10,996	11,451	5.00%, 2/ 1/2033 (b)	6,170	6,446
6.50%, 7/ 1/2025 (b)	4	4	5.50%, 4/ 1/2033 (b)	7,053	7,522
6.50%, 7/ 1/2025 (b)	3	3	5.50%, 5/ 1/2033 (b)	306	326
6.50%, 9/ 1/2025 (b)	4	5	5.00%, 6/ 1/2033 (b)	5,838	6,099
6.50%, 9/ 1/2025 (b)	2	3	4.50%, 8/ 1/2033 (b)	3,602	3,673
6.50%, 9/ 1/2025 (b)	1	1	4.50%, 8/ 1/2033 (b)	3,312	3,378
5.00%, 10/ 1/2025 (b)	854	896	5.00%, 8/ 1/2033 (b)	10,342	10,794
6.50%, 10/ 1/2025 (b)	14	15	5.00%, 8/ 1/2033 (b)	10,023	10,465
6.50%, 10/ 1/2025 (b)	13	14	5.50%, 8/ 1/2033 (b)	7,177	7,662
6.50%, 4/ 1/2027 (b)	5	5	5.50%, 10/ 1/2033 (b)	146	156
7.00%, 1/ 1/2028 (b)	1,510	1,696	6.00%, 11/ 1/2033 (b)	3,784	4,100
6.50%, 2/ 1/2028 (b)	1	1	6.00%, 11/ 1/2033 (b)	3,536	3,832
6.00%, 6/ 1/2028 (b)	60	66	5.50%, 12/ 1/2033 (b)	9,469	10,083
5.50%, 1/ 1/2029 (b)	13	13	5.50%, 12/ 1/2033 (b)	3,599	3,833
5.50%, 3/ 1/2029 (b)	11	12	6.00%, 12/ 1/2033 (b)	2,937	3,177
6.50%, 3/ 1/2029 (b)	275	301	5.00%, 1/ 1/2034 (b)	5,435	5,673
6.50%, 3/ 1/2029 (b)	45	49	5.50%, 1/ 1/2034 (b)	8,829	9,396
6.50%, 4/ 1/2029 (b)	3,010	3,307	5.00%, 5/ 1/2034 (b)	10,580	11,033
7.00%, 6/ 1/2029 (b)	632	702	5.00%, 5/ 1/2034 (b)	1,177	1,228
8.50%, 7/ 1/2029 (b)	211	245	6.00%, 5/ 1/2034 (b)	8,366	9,033
8.00%, 8/ 1/2030 (b)	3	3	6.00%, 5/ 1/2034 (b)	6,438	6,903

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation			Federal Home Loan Mortgage Corporation
(FHLMC) (continued)			(FHLMC) (continued)
6.00%, 9/ 1/2034 (b)	$ 691 $	746	3.35%, 10/ 1/2032 (a)(b)	$ 6 $	6
5.00%, 12/ 1/2034 (b)	381	397	3.25%, 9/ 1/2033 (a)(b)	35	36
6.00%, 1/ 1/2035 (b)	8,716	9,338	6.56%, 3/ 1/2036 (a)(b)	581	612
6.00%, 2/ 1/2035 (b)	7,015	7,575	6.46%, 7/ 1/2036 (a)(b)	1,422	1,507
6.00%, 2/ 1/2035 (b)	591	638	5.85%, 11/ 1/2036 (a)(b)	275	290
6.50%, 4/ 1/2035 (b)	53	57	5.76%, 1/ 1/2037 (a)(b)	8,148	8,660
5.00%, 5/ 1/2035 (b)	1,047	1,091	5.87%, 1/ 1/2037 (a)(b)	14,208	15,090
4.50%, 6/ 1/2035 (b)	19,354	19,639	5.66%, 6/ 1/2037 (a)(b)	1,984	2,102
5.00%, 7/ 1/2035 (b)	15,603	16,256	5.69%, 6/ 1/2037 (a)(b)	1,091	1,155
5.00%, 7/ 1/2035 (b)	51	53			565,605
5.00%, 7/ 1/2035 (b)	531	553	Federal National Mortgage Association (FNMA) (26.37%)
5.50%, 9/ 1/2035 (b)	15,443	16,416	4.50%, 3/ 1/2010 (b)	38	39
5.00%, 10/ 1/2035 (b)	100	104	6.50%, 4/ 1/2010 (b)	2	2
5.50%, 10/ 1/2035 (b)	16,409	17,443	7.00%, 6/ 1/2010 (b)	1	1
5.00%, 11/ 1/2035 (b)	4,200	4,376	7.00%, 9/ 1/2010 (b)	2	2
7.00%, 7/ 1/2036 (b)	9,208	10,093	7.00%, 9/ 1/2010 (b)	1	1
6.00%, 8/ 1/2036 (b)	2,174	2,334	7.00%, 9/ 1/2010 (b)	2	2
6.00%, 10/ 1/2036 (a)(b)	629	675	7.00%, 10/ 1/2010 (b)	1	1
7.00%, 1/ 1/2037 (b)	1,701	1,864	7.00%, 11/ 1/2010 (b)	1	1
6.50%, 2/ 1/2037 (b)	313	339	7.00%, 5/ 1/2011 (b)	4	4
6.00%, 3/ 1/2037 (b)	1,313	1,409	7.00%, 3/ 1/2012 (b)	2	2
6.00%, 3/ 1/2037 (b)	13,926	14,951	6.50%, 6/ 1/2016 (b)	20	22
6.00%, 4/ 1/2037 (b)	3,429	3,681	6.00%, 12/ 1/2016 (b)	1,016	1,098
6.00%, 5/ 1/2037 (b)	1,035	1,111	5.50%, 1/ 1/2017 (b)	2,017	2,180
5.50%, 7/ 1/2037 (b)	512	543	6.00%, 1/ 1/2017 (b)	51	55
6.50%, 12/ 1/2037 (b)	883	954	9.00%, 3/ 1/2017 (b)	1	1
6.00%, 1/ 1/2038 (a)(b)	389	417	6.00%, 4/ 1/2017 (b)	78	85
6.00%, 1/ 1/2038 (b)	3,052	3,274	6.00%, 8/ 1/2017 (b)	2,237	2,419
6.00%, 3/ 1/2038 (b)	626	671	5.50%, 9/ 1/2017 (b)	269	290
5.50%, 4/ 1/2038 (b)	409	435	5.50%, 9/ 1/2017 (b)	64	68
6.00%, 4/ 1/2038 (b)	1,289	1,382	5.50%, 12/ 1/2017 (b)	2,634	2,834
5.50%, 5/ 1/2038 (b)	915	972	5.00%, 1/ 1/2018 (b)	405	432
6.00%, 6/ 1/2038 (b)	2,050	2,198	5.50%, 3/ 1/2018 (b)	288	310
6.00%, 7/ 1/2038 (b)	3,406	3,653	5.50%, 5/ 1/2018 (b)	5,351	5,772
5.00%, 10/ 1/2038 (b)	15,935	16,508	5.00%, 6/ 1/2018 (b)	9,722	10,342
6.00%, 10/ 1/2038 (b)	2,012	2,157	6.00%, 8/ 1/2018 (b)	1,163	1,254
4.50%, 5/ 1/2039 (b)	14,958	15,123	5.00%, 11/ 1/2018 (b)	1,535	1,635
5.00%, 5/ 1/2039 (b)	13,568	14,119	9.00%, 1/ 1/2019 (b)	-	1
4.50%, 6/ 1/2039 (b)	19,672	19,888	5.00%, 4/ 1/2019 (b)	379	403
5.00%, 6/ 1/2039 (b)	15,811	16,454	5.50%, 6/ 1/2019 (b)	62	67
4.00%, 8/ 1/2039 (b)	9,918	9,705	5.50%, 6/ 1/2019 (b)	84	91
4.50%, 9/ 1/2039 (b)	19,801	20,019	5.50%, 7/ 1/2019 (b)	206	222
5.00%, 9/ 1/2039 (b)	18,749	19,511	5.50%, 7/ 1/2019 (b)	42	46
4.50%, 11/ 1/2039 (b)	14,778	14,940	5.50%, 7/ 1/2019 (b)	72	78
4.50%, 12/ 1/2039 (b)	19,972	20,192	5.50%, 7/ 1/2019 (b)	114	122
5.00%, 1/ 1/2040 (b)	19,972	20,783	5.50%, 7/ 1/2019 (b)	185	199
9.50%, 6/ 1/2016 (b)	5	5	5.50%, 8/ 1/2019 (b)	53	57
9.50%, 4/ 1/2017 (b)	13	15	5.50%, 8/ 1/2019 (b)	371	400

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA)			Federal National Mortgage Association (FNMA)
(continued)			(continued)
5.50%, 9/ 1/2019 (b)	$ 309 $	333	6.50%, 3/ 1/2032 (b)	$ 969 $	1,057
4.50%, 12/ 1/2019 (b)	469	494	6.50%, 3/ 1/2032 (b)	424	463
4.50%, 1/ 1/2020 (b)	1,480	1,559	6.50%, 4/ 1/2032 (b)	1,446	1,577
7.00%, 5/ 1/2022 (b)	70	78	6.50%, 4/ 1/2032 (b)	59	65
8.00%, 5/ 1/2022 (b)	17	18	7.00%, 7/ 1/2032 (b)	368	409
6.00%, 12/ 1/2022 (b)	130	141	6.50%, 8/ 1/2032 (b)	673	734
8.50%, 2/ 1/2023 (b)	5	6	7.50%, 8/ 1/2032 (b)	94	106
5.00%, 12/ 1/2023 (b)	12,703	13,431	6.00%, 11/ 1/2032 (b)	91	99
6.50%, 9/ 1/2024 (b)	1,236	1,335	6.50%, 11/ 1/2032 (b)	504	550
8.00%, 9/ 1/2024 (b)	-	1	6.50%, 11/ 1/2032 (b)	966	1,053
7.50%, 12/ 1/2024 (b)	355	402	6.50%, 11/ 1/2032 (b)	180	196
8.00%, 12/ 1/2024 (b)	3	4	6.50%, 12/ 1/2032 (b)	1,928	2,103
8.00%, 1/ 1/2025 (b)	1	1	5.50%, 2/ 1/2033 (b)	6,210	6,626
8.00%, 1/ 1/2025 (b)	2	2	6.50%, 2/ 1/2033 (b)	823	897
8.50%, 9/ 1/2025 (b)	4	5	5.50%, 3/ 1/2033 (b)	4,381	4,662
5.00%, 1/ 1/2026 (b)	1,153	1,211	6.00%, 4/ 1/2033 (b)	610	662
5.50%, 6/ 1/2026 (b)	1,002	1,072	5.50%, 5/ 1/2033 (b)	456	489
3.35%, 3/ 1/2028 (a)(b)	20	20	5.50%, 5/ 1/2033 (b)	3,762	4,014
6.50%, 8/ 1/2028 (b)	194	213	5.50%, 5/ 1/2033 (b)	5,929	6,320
7.00%, 8/ 1/2028 (b)	232	258	5.50%, 7/ 1/2033 (b)	3,708	3,945
6.50%, 9/ 1/2028 (b)	63	69	5.50%, 9/ 1/2033 (b)	2,222	2,364
6.50%, 11/ 1/2028 (b)	38	41	4.13%, 11/ 1/2033 (a)(b)	13	14
6.50%, 11/ 1/2028 (b)	144	158	5.06%, 12/ 1/2033 (a)(b)	502	529
6.50%, 12/ 1/2028 (b)	105	115	6.00%, 1/ 1/2034 (b)	5,135	5,549
7.00%, 12/ 1/2028 (b)	197	220	5.50%, 2/ 1/2034 (b)	4,629	4,943
6.50%, 1/ 1/2029 (b)	50	55	5.50%, 2/ 1/2034 (b)	16,032	17,013
6.50%, 2/ 1/2029 (b)	106	116	6.00%, 2/ 1/2034 (b)	723	777
6.00%, 3/ 1/2029 (b)	343	372	5.50%, 3/ 1/2034 (b)	4,253	4,525
6.50%, 3/ 1/2029 (b)	202	221	6.00%, 3/ 1/2034 (b)	2,663	2,875
6.50%, 4/ 1/2029 (b)	380	416	5.50%, 4/ 1/2034 (b)	3,651	3,881
7.00%, 4/ 1/2029 (b)	101	113	5.00%, 6/ 1/2034 (b)	10,180	10,611
7.00%, 7/ 1/2029 (b)	215	240	5.50%, 7/ 1/2034 (b)	4,125	4,375
7.50%, 7/ 1/2029 (b)	210	237	6.50%, 7/ 1/2034 (b)	1,685	1,830
7.50%, 2/ 1/2030 (b)	118	133	6.50%, 7/ 1/2034 (b)	2,985	3,242
9.00%, 9/ 1/2030 (b)	60	69	2.47%, 9/ 1/2034 (a)(b)	2,476	2,532
7.50%, 1/ 1/2031 (b)	8	9	5.50%, 9/ 1/2034 (b)	13,954	14,805
7.50%, 5/ 1/2031 (b)	11	13	5.50%, 9/ 1/2034 (b)	3,388	3,602
6.50%, 6/ 1/2031 (b)	784	846	6.00%, 9/ 1/2034 (b)	6,458	6,905
6.50%, 6/ 1/2031 (b)	202	220	5.50%, 1/ 1/2035 (b)	9,382	9,975
6.50%, 6/ 1/2031 (b)	158	173	5.50%, 2/ 1/2035 (b)	11,026	11,710
6.00%, 8/ 1/2031 (b)	1,721	1,863	5.00%, 4/ 1/2035 (b)	856	891
6.50%, 9/ 1/2031 (b)	40	44	5.00%, 5/ 1/2035 (b)	1,083	1,128
7.00%, 11/ 1/2031 (b)	1,301	1,445	3.37%, 7/ 1/2035 (a)(b)	689	717
6.00%, 12/ 1/2031 (b)	60	65	5.00%, 7/ 1/2035 (b)	387	403
6.00%, 12/ 1/2031 (b)	24	26	5.00%, 7/ 1/2035 (b)	2,899	3,019
6.50%, 12/ 1/2031 (b)	11	12	5.50%, 7/ 1/2035 (b)	3,371	3,580
6.00%, 1/ 1/2032 (b)	1,044	1,128	5.00%, 8/ 1/2035 (b)	506	527
6.50%, 1/ 1/2032 (b)	425	464	5.50%, 9/ 1/2035 (b)	1,423	1,511

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA)			Government National Mortgage Association
(continued)			(GNMA) (continued)
5.59%, 11/ 1/2035 (a)(b)	$ 795 $	840	5.50%, 1/15/2014	$ 69 $		74
6.50%, 2/ 1/2036 (b)	9,475	10,208	5.50%, 1/15/2014	35		37
6.50%, 4/ 1/2036 (b)	94	101	5.50%, 2/15/2014	31		34
6.50%, 5/ 1/2036 (b)	11,634	12,584	5.50%, 3/15/2014	77		82
6.50%, 8/ 1/2036 (b)	1,462	1,582	13.50%, 12/15/2014	4		4
6.50%, 8/ 1/2036 (b)	600	649	9.50%, 4/15/2016	5		5
6.00%, 9/ 1/2036 (b)	1,098	1,179	8.00%, 8/15/2016	63		70
6.03%, 10/ 1/2036 (a)(b)	4,204	4,469	9.50%, 9/15/2016	2		2
6.50%, 10/ 1/2036 (b)	388	419	9.50%, 11/15/2016	20		22
6.50%, 11/ 1/2036 (b)	413	447	8.00%, 12/15/2016	12		13
5.50%, 2/ 1/2037 (b)	2,609	2,769	7.50%, 4/15/2017	7		7
5.50%, 2/ 1/2037 (b)	93	98	7.50%, 4/15/2017	49		54
6.00%, 4/ 1/2037 (b)	14,386	15,410	7.50%, 4/15/2017	35		38
5.76%, 5/ 1/2037 (a)(b)	3,505	3,720	8.00%, 4/15/2017	13		15
6.11%, 5/ 1/2037 (a)(b)	1,297	1,381	8.00%, 4/15/2017	10		11
5.00%, 6/ 1/2037 (b)	7,425	7,727	8.00%, 4/15/2017	17		19
5.50%, 6/ 1/2037 (b)	1,231	1,306	7.50%, 5/15/2017	14		15
5.50%, 6/ 1/2037 (b)	1,697	1,800	8.00%, 5/15/2017	11		12
6.50%, 7/ 1/2037 (b)	169	183	8.00%, 6/15/2017	13		15
6.50%, 7/ 1/2037 (b)	226	244	8.00%, 6/15/2017	15		17
6.50%, 8/ 1/2037 (b)	695	751	8.00%, 7/15/2017	9		10
6.50%, 10/ 1/2037 (b)	999	1,079	9.50%, 7/15/2017	33		37
6.00%, 11/ 1/2037 (b)	1,762	1,888	9.50%, 7/15/2017	20		23
6.50%, 1/ 1/2038 (b)	91	98	9.50%, 10/15/2017	11		13
5.50%, 2/ 1/2038 (b)	2,568	2,724	9.50%, 11/15/2017	23		26
6.00%, 2/ 1/2038 (b)	1,243	1,331	7.50%, 7/15/2018	19		21
6.00%, 2/ 1/2038 (a)(b)	1,230	1,317	9.50%, 9/15/2020	13		16
6.50%, 2/ 1/2038 (b)	155	167	9.50%, 8/15/2021	193		222
5.50%, 3/ 1/2038 (b)	1,699	1,802	9.00%, 11/15/2021	194		220
5.50%, 3/ 1/2038 (b)	3,783	4,012	7.50%, 12/15/2021	37		42
6.00%, 3/ 1/2038 (b)	412	441	7.50%, 12/15/2021	23		26
6.00%, 3/ 1/2038 (b)	1,243	1,331	7.50%, 2/15/2022	20		23
6.50%, 3/ 1/2038 (b)	150	162	8.00%, 2/15/2022	53		61
6.00%, 4/ 1/2038 (b)	1,444	1,546	7.50%, 3/15/2022	5		6
5.50%, 5/ 1/2038 (b)	1,703	1,806	7.50%, 3/15/2022	7		8
6.00%, 5/ 1/2038 (b)	17,111	18,321	7.50%, 3/15/2022	32		36
6.50%, 5/ 1/2038 (b)	83	89	7.50%, 4/15/2022	19		21
5.50%, 6/ 1/2038 (b)	989	1,049	7.50%, 4/15/2022	17		19
5.50%, 6/ 1/2038 (b)	19,824	21,026	7.50%, 4/15/2022	37		42
6.00%, 7/ 1/2038 (b)	2,121	2,271	7.50%, 4/15/2022	13		15
5.50%, 9/ 1/2038 (b)	2,654	2,815	8.00%, 4/15/2022	54		62
5.50%, 11/ 1/2038 (b)	1,812	1,922	7.50%, 5/15/2022	35		40
5.00%, 4/ 1/2039 (b)	18,115	18,850	7.50%, 7/15/2022	57		64
4.00%, 5/ 1/2039 (b)	13,673	13,414	7.50%, 8/15/2022	23		26
		387,193	7.50%, 8/15/2022	24		27
Government National Mortgage Association			7.50%, 8/15/2022	6		7
(GNMA) (5.19%)			7.50%, 8/15/2022	1		2
5.50%, 12/15/2013	8	8	7.50%, 8/15/2022	10		11

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Government National Mortgage Association			Government National Mortgage Association
(GNMA) (continued)			(GNMA) (continued)
7.50%, 8/15/2022	$ 15 $	17	6.50%, 1/15/2024	$ 59 $		64
7.50%, 8/15/2022	72	81	6.50%, 1/15/2024	52		56
7.00%, 11/15/2022	10	11	6.50%, 1/15/2024	18		19
7.00%, 11/15/2022	60	66	6.50%, 1/15/2024	29		32
7.00%, 11/15/2022	17	19	6.00%, 2/15/2024	56		60
7.00%, 12/15/2022	14	15	6.00%, 2/15/2024	104		112
7.00%, 12/15/2022	113	126	6.00%, 2/15/2024	61		65
7.00%, 1/15/2023	47	52	6.00%, 3/15/2024	32		34
7.00%, 1/15/2023	18	20	6.50%, 3/15/2024	151		164
7.00%, 1/15/2023	17	19	6.50%, 3/15/2024	15		16
7.00%, 2/15/2023	137	151	7.50%, 3/15/2024	55		62
7.50%, 2/15/2023	5	6	6.50%, 4/15/2024	53		57
7.50%, 2/15/2023	20	23	6.50%, 7/15/2024	160		171
7.00%, 3/15/2023	24	27	7.50%, 8/15/2024	6		7
7.50%, 5/15/2023	20	23	7.25%, 9/15/2025	70		79
7.50%, 5/15/2023	6	7	6.50%, 10/15/2025	28		30
7.50%, 5/15/2023	78	88	6.50%, 1/15/2026	27		29
7.50%, 6/15/2023	22	25	7.00%, 1/15/2026	56		63
7.00%, 7/15/2023	24	26	6.50%, 3/15/2026	44		48
7.00%, 7/15/2023	86	95	7.00%, 5/15/2026	9		10
7.00%, 7/15/2023	28	31	7.00%, 1/15/2027	67		75
7.00%, 8/15/2023	26	29	7.00%, 3/15/2027	38		43
6.50%, 9/15/2023	34	37	7.50%, 4/15/2027	5		6
6.50%, 9/15/2023	59	64	7.50%, 5/15/2027	21		24
6.50%, 9/15/2023	37	39	7.50%, 5/15/2027	15		17
6.50%, 9/15/2023	64	69	7.50%, 6/15/2027	38		43
6.00%, 10/15/2023	299	322	7.00%, 10/15/2027	17		19
6.50%, 10/15/2023	50	54	7.00%, 10/15/2027	4		4
7.00%, 10/15/2023	38	43	7.00%, 10/15/2027	3		3
7.50%, 10/15/2023	8	9	7.00%, 11/15/2027	6		6
6.00%, 11/15/2023	133	143	7.00%, 11/15/2027	128		142
6.00%, 11/15/2023	111	120	7.00%, 12/15/2027	4		4
6.50%, 11/15/2023	20	22	7.00%, 12/15/2027	4		4
7.50%, 11/15/2023	34	38	7.00%, 12/15/2027	55		62
6.00%, 12/15/2023	76	82	6.50%, 2/15/2028	22		24
6.00%, 12/15/2023	66	71	7.00%, 2/15/2028	2		2
6.00%, 12/15/2023	3	3	7.00%, 2/15/2028	1		1
6.50%, 12/15/2023	107	114	7.00%, 4/15/2028	3		3
6.50%, 12/15/2023	78	83	7.00%, 4/15/2028	79		88
6.50%, 12/15/2023	62	67	7.00%, 5/15/2028	1		1
6.50%, 12/15/2023	30	32	7.00%, 6/15/2028	185		206
7.00%, 12/15/2023	32	35	7.00%, 12/15/2028	151		168
7.00%, 12/15/2023	57	63	7.00%, 1/15/2029	126		140
6.00%, 1/15/2024	46	50	7.00%, 3/15/2029	125		139
6.50%, 1/15/2024	53	58	7.00%, 4/15/2029	105		117
6.50%, 1/15/2024	24	26	7.00%, 4/15/2029	230		256
6.50%, 1/15/2024	82	89	7.50%, 8/15/2029	228		257
6.50%, 1/15/2024	30	33	7.50%, 9/15/2029	69		77

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Government National Mortgage Association			Government National Mortgage Association
(GNMA) (continued)			(GNMA) (continued)
7.50%, 9/15/2029	$ 94 $	107	6.50%, 4/20/2034	$ 1,669 $	1,800
7.50%, 10/15/2029	105	118	6.50%, 5/20/2034	1,423	1,534
7.50%, 11/15/2029	118	133	5.50%, 5/20/2035	931	991
7.50%, 11/15/2029	96	109	4.50%, 9/20/2039	16,844	17,085
7.75%, 12/15/2029	22	25			76,201
8.00%, 12/15/2030	15	18	U.S. Treasury (1.32%)
7.00%, 5/15/2031	28	31	1.50%, 10/31/2010	3,500	3,533
6.50%, 7/15/2031	7	8	1.88%, 2/28/2014	6,478	6,466
7.00%, 7/15/2031	8	9	4.13%, 5/15/2015	8,750	9,488
7.00%, 9/15/2031	9	10			19,487
6.50%, 10/15/2031	56	61
6.50%, 7/15/2032	641	697	U.S. Treasury Inflation-Indexed Obligations (0.81%)
6.50%, 7/15/2032	49	53	3.00%, 7/15/2012	10,949	11,856
6.00%, 8/15/2032	267	289	U.S. Treasury Strip (0.54%)
6.00%, 9/15/2032	358	387	0.00%, 11/15/2015 (c)	4,000	3,401
6.00%, 2/15/2033	67	72	0.00%, 5/15/2020 (c)	6,800	4,505
5.00%, 2/15/2034	858	902			7,906
6.00%, 8/15/2034	7,698	8,282
6.00%, 8/15/2038	1,516	1,620	TOTAL U.S. GOVERNMENT & GOVERNMENT
5.50%, 1/15/2039	853	904	AGENCY OBLIGATIONS	$ 1,068,248
5.50%, 1/15/2039	2,546	2,699	REPURCHASE AGREEMENTS (4.53%)
9.50%, 9/20/2018	98	112	Diversified Banking Institutions (4.53%)
9.50%, 12/20/2020	26	30	Investment in Joint Trading Account; Bank
			of America Repurchase Agreement; 0.10%
9.50%, 1/20/2021	5	5	dated 01/29/10 maturing 02/01/10
9.50%, 2/20/2021	3	4	(collateralized by Sovereign Agency
9.50%, 3/20/2021	3	3	Issues; $20,248,000; 0.00% - 5.00%; dated
6.00%, 1/20/2024	33	36	04/01/10 - 01/27/20)	$ 19,851 $	19,851
6.00%, 4/20/2024	68	74	Investment in Joint Trading Account; Credit
			Suisse Repurchase Agreement; 0.10%
6.50%, 4/20/2024	37	41	dated 01/29/10 maturing 02/01/10
6.00%, 5/20/2024	44	47	(collateralized by US Treasury Note;
6.00%, 5/20/2024	32	34	$10,437,000; 0.88%; dated 03/31/11)	10,232	10,232
6.00%, 10/20/2024	54	58	Investment in Joint Trading Account;
6.80%, 4/20/2025	79	88	Deutsche Bank Repurchase Agreement;
			0.11% dated 01/29/10 maturing 02/01/10
6.00%, 9/20/2025	31	34	(collateralized by Sovereign Agency
6.00%, 11/20/2025	39	42	Issues; $18,578,000; 0.00% - 4.75%; dated
6.00%, 4/20/2026	241	261	02/15/10 - 12/10/15)	18,214	18,214
6.50%, 7/20/2026	16	18	Investment in Joint Trading Account;
			Morgan Stanley Repurchase Agreement;
6.00%, 10/20/2028	36	39	0.11% dated 01/29/10 maturing 02/01/10
6.50%, 10/20/2028	32	35	(collateralized by Sovereign Agency
6.00%, 2/20/2029	354	383	Issues; $18,578,000; 1.13% - 3.15%; dated
6.50%, 3/20/2031	276	302	12/15/11 - 01/22/15)	18,213	18,213
6.50%, 4/20/2031	224	244			66,510
7.00%, 6/20/2031	165	184	TOTAL REPURCHASE AGREEMENTS	$ 66,510
6.00%, 5/20/2032 (a)	1,318	1,426	Total Investments	$ 1,482,007
5.50%, 7/20/2033	6,855	7,316	Liabilities in Excess of Other Assets, Net - (0.93)%		(13,670)
6.00%, 7/20/2033	4,315	4,678
5.50%, 2/20/2034	7,363	7,848	TOTAL NET ASSETS - 100.00%	$ 1,468,337
5.50%, 3/20/2034	6,945	7,403

Schedule of Investments Government & High Quality Bond Fund January 31, 2010 (unaudited)

(a) Variable Rate. Rate shown is in effect at January 31, 2010.
(b)	This entity was put into conservatorship by the U.S. Government in 2008.
See Notes to Financial Statements for additional information.
(c) Security is a Principal Only Strip.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 54,201
Unrealized Depreciation	(11,900)
Net Unrealized Appreciation (Depreciation)	42,301
Cost for federal income tax purposes	1,439,706
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Mortgage Securities	91.46%
Financial	4.72%
Government	4.19%
Asset Backed Securities	0.56%
Liabilities in Excess of Other Assets, Net	(0.93%)
TOTAL NET ASSETS	100.00%

Schedule of Investments
High Quality Intermediate-Term Bond Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (64.77%)			BONDS (continued)
Aerospace & Defense (0.19%)			Automobile Sequential (continued)
Boeing Co/The			Hyundai Auto Receivables Trust
3.75%, 11/20/2016	$ 85 $	87	0.63%, 1/17/2012 (a)	$ 53 $		53
						899
Asset Backed Securities (6.53%)
Ameriquest Mortgage Securities Inc			Beverages - Non-Alcoholic (0.51%)
0.53%, 3/25/2035 (a)	23	22	Dr Pepper Snapple Group Inc
0.46%, 7/25/2035 (a)	2	2	2.35%, 12/21/2012	60		60
Carrington Mortgage Loan Trust			6.82%, 5/ 1/2018	102		116
0.51%, 12/25/2035 (a)	800	706	PepsiCo Inc/NC
Chase Funding Mortgage Loan Asset-Backed			5.50%, 1/15/2040	60		61
Certificates						237
0.98%, 9/25/2033 (a)	66	14	Brewery (0.84%)
0.69%, 12/25/2033 (a)	7	6	Anheuser-Busch Cos Inc
Citigroup Mortgage Loan Trust Inc			6.45%, 9/ 1/2037	90		98
0.38%, 3/25/2037 (a)	625	567	Anheuser-Busch InBev Worldwide Inc
Countrywide Asset-Backed Certificates			5.38%, 11/15/2014 (b)	80		86
1.30%, 1/25/2034 (a)	182	102	4.13%, 1/15/2015 (b)	10		10
0.52%, 2/25/2036 (a)	195	184	6.88%, 11/15/2019 (b)	175		199
0.36%, 11/25/2037 (a)	400	289				393
First Franklin Mortgage Loan Asset Backed
Certificates			Building Products - Cement & Aggregate (0.75%)
0.47%, 11/25/2035 (a)	138	135	Martin Marietta Materials Inc
First-Citizens Home Equity Loan LLC			0.40%, 4/30/2010 (a)	350		349
0.44%, 9/15/2022 (a)(b)	87	42
Great America Leasing Receivables			Building Products - Wood (0.21%)
5.39%, 9/15/2011 (b)	59	60	Masco Corp
JP Morgan Mortgage Acquisition Corp			0.55%, 3/12/2010 (a)	100		100
5.45%, 11/25/2036	455	432
0.31%, 3/25/2037 (a)	106	99	Cable/Satellite TV (1.40%)
Lehman XS Trust			Comcast Corp
0.43%, 9/25/2035 (a)	69	68	6.45%, 3/15/2037	105		109
Long Beach Mortgage Loan Trust			COX Communications Inc
0.76%, 6/25/2034 (a)	40	28	6.75%, 3/15/2011	70		74
Marriott Vacation Club Owner Trust			5.45%, 12/15/2014	15		17
5.52%, 5/20/2029 (a)(b)	73	72	6.25%, 6/ 1/2018 (b)	80		86
MSDWCC Heloc Trust			DirecTV Holdings LLC / DirecTV Financing
0.42%, 7/25/2017 (a)	54	25	Co Inc
Residential Asset Mortgage Products Inc			4.75%, 10/ 1/2014 (b)	55		57
0.50%, 7/25/2035 (a)	70	61	7.63%, 5/15/2016	245		268
Saxon Asset Securities Trust			Time Warner Cable Inc
0.75%, 3/25/2035 (a)	167	128	5.40%, 7/ 2/2012	40		43
		3,042				654
Automobile Sequential (1.93%)			Cellular Telecommunications (1.15%)
AmeriCredit Automobile Receivables Trust			America Movil SAB de CV
0.25%, 4/ 6/2012 (a)	26	26	5.63%, 11/15/2017	20		21
Capital Auto Receivables Asset Trust			Rogers Wireless Inc
5.52%, 3/15/2011 (a)	245	246	6.38%, 3/ 1/2014	65		73
Daimler Chrysler Auto Trust			Vodafone Group PLC
4.71%, 9/10/2012	250	257	0.59%, 6/15/2011 (a)	145		145
Ford Credit Auto Owner Trust			0.54%, 2/27/2012 (a)	300		299
5.30%, 6/15/2012	210	221				538
5.60%, 10/15/2012	90	96

Schedule of Investments
High Quality Intermediate-Term Bond Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Chemicals - Diversified (0.12%)			Diversified Manufacturing Operations
Dow Chemical Co/The			(continued)
5.90%, 2/15/2015	$ 50 $	54	Tyco International Ltd / Tyco International
			Finance SA
Coatings & Paint (0.10%)			6.88%, 1/15/2021	$ 50 $		58
Sherwin-Williams Co/The						240
3.13%, 12/15/2014	45	45	Diversified Minerals (0.20%)
			Rio Tinto Finance USA Ltd
Commercial Banks (1.50%)			8.95%, 5/ 1/2014	40		48
Australia & New Zealand Banking Group Ltd			6.50%, 7/15/2018	15		17
5.10%, 1/13/2020 (b)	120	121	9.00%, 5/ 1/2019	5		7
Credit Suisse AG			Vale Overseas Ltd
5.40%, 1/14/2020	275	275	5.63%, 9/15/2019	20		20
Rabobank Nederland NV						92
4.75%, 1/15/2020 (b)	100	101
Santander US Debt SA Unipersonal			Electric - Integrated (1.49%)
3.72%, 1/20/2015 (b)	200	201	Baltimore Gas & Electric Co
		698	5.90%, 10/ 1/2016	90		96
			Carolina Power & Light Co
Credit Card Asset Backed Securities (0.55%)			8.63%, 9/15/2021	75		98
Cabela's Master Credit Card Trust			Duke Energy Corp
4.31%, 12/16/2013 (b)	250	256	3.95%, 9/15/2014	25		26

Diversified Banking Institutions (3.23%)			Exelon Generation Co LLC
			5.20%, 10/ 1/2019	45		46
Bank of America Corp
6.00%, 9/ 1/2017	350	363	Nisource Finance Corp
			5.40%, 7/15/2014	45		48
5.65%, 5/ 1/2018	20	20
			6.13%, 3/ 1/2022	50		52
Citigroup Inc
5.63%, 8/27/2012	100	105	Northern States Power Co/MN
			5.35%, 11/ 1/2039	20		20
6.01%, 1/15/2015	290	302
			Ohio Power Co
Goldman Sachs Group Inc/The			0.43%, 4/ 5/2010 (a)	255		255
0.46%, 2/ 6/2012 (a)	150	149
			PacifiCorp
JP Morgan Chase & Co			5.65%, 7/15/2018	40		43
5.25%, 5/ 1/2015	45	47
			6.25%, 10/15/2037	10		11
Morgan Stanley						695
4.10%, 1/26/2015	255	254
5.50%, 1/26/2020	135	134	Electronic Components - Semiconductors (0.53%)
Royal Bank of Scotland Group PLC			National Semiconductor Corp
6.40%, 10/21/2019	130	134	0.50%, 6/15/2010 (a)	250		248
		1,508
			Electronics - Military (0.14%)
Diversified Financial Services (0.52%)			L-3 Communications Corp
General Electric Capital Corp			5.20%, 10/15/2019 (b)	65		66
6.00%, 8/ 7/2019	205	212
5.88%, 1/14/2038	35	33	Finance - Auto Loans (1.18%)
		245	American Honda Finance Corp
Diversified Manufacturing Operations (0.52%)			0.35%, 4/20/2010 (a)(b)	400		400
Textron Inc			Nissan Motor Acceptance Corp
6.20%, 3/15/2015	35	37	3.25%, 1/30/2013 (b)	25		25
Tyco Electronics Group SA			4.50%, 1/30/2015 (b)	125		125
6.00%, 10/ 1/2012	25	27				550
7.13%, 10/ 1/2037	60	66	Finance - Commercial (0.87%)
Tyco International Finance SA			Textron Financial Corp
4.13%, 10/15/2014	50	52	0.39%, 2/25/2011 (a)	425		405

Schedule of Investments
High Quality Intermediate-Term Bond Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Finance - Consumer Loans (0.21%)			Gold Mining (continued)
SLM Corp			Barrick Australian Finance Pty Ltd (continued)
0.41%, 7/26/2010 (a)	$ 100 $	98	5.95%, 10/15/2039	$ 20 $	20
					55
Finance - Credit Card (0.63%)
Capital One Bank USA NA			Home Equity - Other (4.01%)
6.50%, 6/13/2013	51	55	Bear Stearns Asset Backed Securities Trust
Discover Financial Services			0.88%, 2/25/2034 (a)	44	38
10.25%, 7/15/2019	200	239	0.83%, 3/25/2034 (a)	149	99
		294	CDC Mortgage Capital Trust
			1.09%, 6/25/2034 (a)	135	86
Finance - Investment Banker & Broker (2.97%)			Countrywide Asset-Backed Certificates
Bear Stearns Cos LLC/The			6.09%, 6/25/2021 (a)	193	94
0.44%, 11/28/2011 (a)	450	448	First NLC Trust
Macquarie Group Ltd			0.53%, 9/25/2035 (a)	110	108
6.00%, 1/14/2020 (b)	125	124	GMAC Mortgage Corp Loan Trust
Merrill Lynch & Co Inc			5.75%, 10/25/2036	204	114
0.50%, 2/ 5/2010 (a)	175	175	HSI Asset Securitization Corp Trust
0.48%, 11/ 1/2011 (a)	200	198	0.37%, 1/25/2037 (a)	775	559
0.49%, 6/ 5/2012 (a)	150	147	MASTR Asset Backed Securities Trust
Morgan Stanley			2.71%, 8/25/2033 (a)	100	56
5.30%, 3/ 1/2013	90	96	New Century Home Equity Loan Trust
TD Ameritrade Holding Corp			0.52%, 3/25/2035 (a)	9	8
4.15%, 12/ 1/2014	100	100	Option One Mortgage Loan Trust
5.60%, 12/ 1/2019	95	96	1.28%, 5/25/2034 (a)	87	68
		1,384	Residential Asset Securities Corp
			0.38%, 9/25/2036 (a)	305	219
Finance - Leasing Company (0.42%)			Saxon Asset Securities Trust
International Lease Finance Corp			1.93%, 3/25/2035 (a)	51	17
0.48%, 5/24/2010 (a)	200	196	Specialty Underwriting & Residential Finance
			1.00%, 2/25/2035 (a)	68	59
Finance - Mortgage Loan/Banker (0.11%)
			Wells Fargo Home Equity Trust
Countrywide Financial Corp			0.73%, 4/25/2034 (a)	62	40
6.25%, 5/15/2016	50	52
			0.52%, 10/25/2035 (a)	347	305
Finance - Other Services (0.09%)					1,870
Iberdrola Finance Ireland Ltd			Life & Health Insurance (0.56%)
3.80%, 9/11/2014 (b)	40	41	Lincoln National Corp
			5.65%, 8/27/2012	145	151
Food - Miscellaneous/Diversified (0.06%)			Teachers Insurance & Annuity Association of
Kraft Foods Inc			America
6.25%, 6/ 1/2012	25	27	6.85%, 12/16/2039 (b)	100	108
					259
Food - Retail (0.08%)
Delhaize America Inc			Medical - Generic Drugs (0.17%)
9.00%, 4/15/2031	30	38	Watson Pharmaceuticals Inc
			5.00%, 8/15/2014	25	26
Gas - Distribution (0.02%)			6.13%, 8/15/2019	50	53
KeySpan Corp					79
7.63%, 11/15/2010	10	11
			Medical - Wholesale Drug Distribution (0.05%)
Gold Mining (0.12%)			AmerisourceBergen Corp
Barrick Australian Finance Pty Ltd			4.88%, 11/15/2019	25	25
4.95%, 1/15/2020	35	35

Schedule of Investments
High Quality Intermediate-Term Bond Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Medical Instruments (0.80%)			Mortgage Backed Securities (continued)
Boston Scientific Corp			Credit Suisse Mortgage Capital Certificates
4.50%, 1/15/2015	$ 140 $	141	(continued)
5.13%, 1/12/2017	35	35	5.69%, 9/15/2040 (a)	$ 300 $		249
6.00%, 1/15/2020	175	177	Fannie Mae
7.00%, 11/15/2035	20	20	0.53%, 2/25/2018 (a)	53		53
		373	0.48%, 11/25/2022 (a)	68		67
			0.43%, 1/25/2023 (a)	83		82
Medical Laboratory & Testing Service (0.03%)			0.53%, 2/25/2032 (a)	71		71
Quest Diagnostics Inc/DE			0.48%, 3/25/2035 (a)	117		115
4.75%, 1/30/2020	15	15	6.41%, 3/25/2039 (a)	96		100
Money Center Banks (1.13%)			6.50%, 2/25/2047	114		124
Deutsche Bank AG/London			Fannie Mae Whole Loan
2.38%, 1/11/2013	225	225	0.43%, 5/25/2035 (a)	146		145
Lloyds TSB Bank PLC			First Union National Bank Commercial
5.80%, 1/13/2020 (b)	305	302	Mortgage Securities Inc
			6.14%, 2/12/2034	144		151
		527
			Freddie Mac
Mortgage Backed Securities (17.31%)			0.68%, 6/15/2023 (a)	93		91
Adjustable Rate Mortgage Trust			0.63%, 7/15/2023 (a)	445		442
0.80%, 2/25/2035 (a)	32	18	0.58%, 2/15/2030 (a)	62		62
Banc of America Commercial Mortgage Inc			5.50%, 9/15/2031 (a)	325		347
5.69%, 4/10/2049 (a)	50	45	GE Capital Commercial Mortgage Corp
5.49%, 2/10/2051	200	180	0.21%, 5/10/2014	10,353		71
6.17%, 2/10/2051 (a)	160	153	4.97%, 8/11/2036	27		28
Banc of America Funding Corp			0.60%, 3/10/2040 (a)(b)	1,141		8
0.31%, 7/20/2036 (a)	181	177	GMAC Commercial Mortgage Securities Inc
0.51%, 7/20/2036 (a)	250	70	6.96%, 9/15/2035	142		146
Banc of America Large Loan Inc			0.84%, 3/10/2038 (a)(b)	857		8
5.20%, 1/25/2017 (b)	135	135	Greenwich Capital Commercial Funding Corp
Bear Stearns Commercial Mortgage Securities			5.60%, 7/10/2013	100		102
7.00%, 5/20/2030	96	100	5.44%, 3/10/2039 (a)	70		65
3.97%, 11/11/2035	11	11	5.74%, 12/10/2049	40		37
Citigroup Commercial Mortgage Trust			GS Mortgage Securities Corp II
0.52%, 10/15/2049 (a)	4,234	69	5.81%, 8/10/2045 (a)	135		117
Citigroup/Deutsche Bank Commercial			GSR Mortgage Loan Trust
Mortgage Trust			0.59%, 12/25/2035 (a)	32		16
0.42%, 10/15/2048 (a)	7,043	99
			Impac CMB Trust
Commercial Mortgage Loan Trust			1.23%, 10/25/2033 (a)	22		13
6.02%, 9/10/2017 (a)	350	319
			Indymac Index Mortgage Loan Trust
Commercial Mortgage Pass Through Certificates			0.83%, 4/25/2034 (a)	19		10
5.82%, 12/10/2049 (a)	300	85
			0.41%, 2/25/2037 (a)	625		353
Countrywide Alternative Loan Trust
0.45%, 5/25/2035 (a)	72	42	0.47%, 6/25/2037 (a)(c)	469		242
Countrywide Asset-Backed Certificates			JP Morgan Chase Commercial Mortgage
0.51%, 11/25/2035 (a)	39	35	Securities Corp
			5.43%, 11/15/2016	60		57
0.50%, 1/25/2036 (a)	268	206
			5.44%, 5/15/2045 (a)	65		51
Credit Suisse First Boston Mortgage Securities
Corp			5.28%, 5/15/2047	97		99
0.26%, 5/15/2036 (a)(b)	822	3	LB-UBS Commercial Mortgage Trust
0.33%, 11/15/2037 (a)(b)	1,800	32	6.06%, 6/15/2020	4		4
Credit Suisse Mortgage Capital Certificates			Merrill Lynch/Countrywide Commercial
5.83%, 6/15/2038 (a)	170	153	Mortgage Trust
			5.75%, 6/12/2050 (a)	425		64
5.42%, 2/15/2040	150	94

Schedule of Investments
High Quality Intermediate-Term Bond Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount		Value
	(000's)	(000's)		(000's)		(000's)
BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Non-Hazardous Waste Disposal (0.21%)
Morgan Stanley Capital I			Allied Waste North America Inc
5.36%, 3/15/2044 (a)	$ 430 $	389	6.13%, 2/15/2014	$ 45 $			46
5.63%, 4/12/2049 (a)	80	65	Republic Services Inc
Morgan Stanley Dean Witter Capital I			5.50%, 9/15/2019 (b)		35		37
6.54%, 2/15/2031	12	13	Waste Management Inc
Morgan Stanley Reremic Trust			6.13%, 11/30/2039		15		15
3.00%, 1/17/2013 (b)(d)	96	94					98

5.81%, 8/12/2045 (a)(b)	200	190	Office Automation & Equipment (0.39%)
Nomura Asset Acceptance Corp			Xerox Corp
0.58%, 2/25/2035 (a)	15	11	5.50%, 5/15/2012		65		69
RBSCF Trust			4.25%, 2/15/2015		60		61
5.81%, 5/17/2014 (b)	70	68
			5.63%, 12/15/2019		50		52
5.81%, 7/17/2014 (a)(b)	50	39
							182
Structured Asset Mortgage Investments Inc
0.54%, 9/25/2045 (a)	77	43	Oil - Field Services (0.09%)
Structured Asset Securities Corp			Weatherford International Ltd
5.50%, 6/25/2036 (a)	318	83	7.00%, 3/15/2038		40		42
Wachovia Bank Commercial Mortgage Trust
5.77%, 7/15/2016	160	155	Oil Company - Exploration & Production (0.53%)
0.16%, 1/15/2041 (a)(b)	647	2	Anadarko Petroleum Corp
5.80%, 7/15/2045	145	125	5.95%, 9/15/2016		95		103
5.68%, 5/15/2046 (a)	550	493	Canadian Natural Resources Ltd
			5.70%, 5/15/2017		30		32
WAMU Commercial Mortgage Securities Trust
3.83%, 1/25/2035 (b)	43	43	Nexen Inc
WaMu Mortgage Pass Through Certificates			6.40%, 5/15/2037		50		50
0.87%, 12/25/2027 (a)(c)	135	105	Pemex Project Funding Master Trust
4.66%, 5/25/2035 (a)	75	71	6.63%, 6/15/2035		10		9
			XTO Energy Inc
0.54%, 1/25/2045 (a)	48	36	6.10%, 4/ 1/2036		50		54
0.46%, 4/25/2045 (a)	26	19					248
0.52%, 7/25/2045 (a)	67	49
0.61%, 11/25/2045 (a)(c)	161	155	Oil Company - Integrated (0.49%)
Wells Fargo Mortgage Backed Securities Trust			Cenovus Energy Inc
4.12%, 10/25/2035 (a)	243	203	4.50%, 9/15/2014 (b)		35		37
		8,067	5.70%, 10/15/2019 (b)		40		42
			ConocoPhillips
Mortgage Banks (0.27%)			5.75%, 2/ 1/2019		45		49
Abbey National Treasury Services PLC/London			Marathon Oil Corp
3.88%, 11/10/2014 (b)	125	127	6.60%, 10/ 1/2037		30		32
			Petro-Canada
Multi-Line Insurance (0.35%)			6.80%, 5/15/2038		20		22
Genworth Financial Inc			Petroleos Mexicanos
8.63%, 12/15/2016	155	161	4.88%, 3/15/2015 (b)		11		11
			8.00%, 5/ 3/2019		10		11
Mutual Insurance (0.01%)
			Suncor Energy Inc
Liberty Mutual Group Inc			6.85%, 6/ 1/2039		20		23
7.25%, 9/ 1/2012 (b)	3	3
							227

Networking Products (0.05%)			Oil Refining & Marketing (0.15%)
Cisco Systems Inc			Motiva Enterprises LLC
5.50%, 1/15/2040	25	24	5.75%, 1/15/2020 (b)		65		68

Schedule of Investments
High Quality Intermediate-Term Bond Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Paper & Related Products (0.03%)			Retail - Restaurants (0.32%)
International Paper Co			Darden Restaurants Inc
7.30%, 11/15/2039	$ 15 $	16	6.80%, 10/15/2037 (a)	$ 20 $		21
			Yum! Brands Inc
Pipelines (0.25%)			6.25%, 3/15/2018	115		127
Kinder Morgan Energy Partners LP						148
5.63%, 2/15/2015	75	82
5.95%, 2/15/2018	30	33	Sovereign (0.67%)
			Mexico Government International Bond
		115	6.63%, 3/ 3/2015	6		7
Property & Casualty Insurance (0.21%)			Poland Government International Bond
WR Berkley Corp			6.38%, 7/15/2019	40		43
6.25%, 2/15/2037	115	100	Republic of Hungary
			6.25%, 1/29/2020	4		4
Quarrying (0.43%)			Russian Foreign Bond - Eurobond
Vulcan Materials Co			7.50%, 3/31/2030 (b)	139		157
1.50%, 12/15/2010 (a)	200	200	South Africa Government International Bond
			6.50%, 6/ 2/2014	23		25
Regional Banks (1.65%)			United Mexican States
PNC Funding Corp			5.95%, 3/19/2019	72		76
0.39%, 1/31/2012 (a)	450	446				312
Wells Fargo & Co
0.49%, 8/20/2010 (a)	50	50	Special Purpose Entity (0.40%)
3.75%, 10/ 1/2014	270	272	Capital One Capital VI
		768	8.88%, 5/15/2040	90		94
			OMX Timber Finance Investments I LLC
Reinsurance (0.15%)			5.42%, 1/29/2020 (a)(b)(d)	100		94
Swiss Re Solutions Holding Corp						188
6.45%, 3/ 1/2019	70	72
			Steel - Producers (0.39%)
REITS - Office Property (0.37%)			ArcelorMittal
Brandywine Operating Partnership LP			6.13%, 6/ 1/2018	50		52
5.63%, 12/15/2010	79	81	7.00%, 10/15/2039	45		46
HRPT Properties Trust			Ispat Inland ULC
0.85%, 3/16/2011 (a)	100	93	9.75%, 4/ 1/2014	80		84
		174				182

REITS - Regional Malls (0.10%)			Telephone - Integrated (2.23%)
Simon Property Group LP			AT&T Inc
5.65%, 2/ 1/2020	45	45	5.60%, 5/15/2018	40		42
			6.15%, 9/15/2034	75		75
Retail - Building Products (0.10%)			Telecom Italia Capital SA
Home Depot Inc			0.76%, 2/ 1/2011 (a)	70		70
5.88%, 12/16/2036	50	49	0.86%, 7/18/2011 (a)	150		150
			5.25%, 11/15/2013	5		5
Retail - Drug Store (0.31%)			7.00%, 6/ 4/2018	70		78
CVS Caremark Corp			6.38%, 11/15/2033	195		192
6.13%, 9/15/2039	135	133
			Telefonica Emisiones SAU
CVS Pass-Through Trust			0.61%, 2/ 4/2013 (a)	155		152
7.51%, 1/10/2032 (b)	10	11
			4.95%, 1/15/2015	120		128
		144
			Telefonica Europe BV
Retail - Regional Department Store (0.23%)			7.75%, 9/15/2010	50		52
Macy's Retail Holdings Inc			Verizon Communications Inc
5.75%, 7/15/2014	105	105	6.35%, 4/ 1/2019	55		61

Schedule of Investments
High Quality Intermediate-Term Bond Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			U.S. GOVERNMENT & GOVERNMENT AGENCY
Telephone - Integrated (continued)			OBLIGATIONS (continued)
Verizon Communications Inc (continued)			Federal Home Loan Mortgage Corporation
6.25%, 4/ 1/2037	$ 35 $	36	(FHLMC) (continued)
			4.50%, 9/ 1/2024 (g)	$ 491 $	511
		1,041	6.50%, 3/ 1/2029 (g)	39	43
Tobacco (0.46%)			7.50%, 10/ 1/2030 (g)	17	20
Altria Group Inc			8.00%, 11/ 1/2030 (g)	1	1
9.70%, 11/10/2018	170	213	7.00%, 12/ 1/2030 (g)	11	12
			7.50%, 12/ 1/2030 (g)	1	1
Transport - Rail (0.29%)
			6.50%, 5/ 1/2031 (g)	18	20
Burlington Northern Santa Fe Corp
5.65%, 5/ 1/2017	60	65	6.50%, 10/ 1/2031 (g)	7	7
CSX Corp			7.00%, 1/ 1/2032 (g)	10	10
6.25%, 3/15/2018	65	71	6.50%, 2/ 1/2032 (g)	6	7
		136	7.50%, 4/ 1/2032 (g)	10	11
			6.50%, 5/ 1/2032 (g)	16	17
Wireless Equipment (0.41%)
			6.50%, 5/ 1/2032 (g)	3	4
American Tower Corp
4.63%, 4/ 1/2015 (b)	35	36	5.50%, 5/ 1/2036 (g)	229	243
7.00%, 10/15/2017	140	156	5.50%, 5/ 1/2038 (g)	21	22
		192	5.44%, 12/ 1/2035 (a)(g)	163	172
			5.64%, 5/ 1/2037 (g)	115	121
TOTAL BONDS	$ 30,192				4,846
SENIOR FLOATING RATE INTERESTS (1.13%)			Federal National Mortgage Association (FNMA) (17.65%)
Distribution/Wholesale (1.13%)			5.50%, 2/ 1/2025 (f)(g)	380	406
HD Supply Inc, Term Loan B			4.50%, 2/ 1/2040 (f)(g)	860	869
1.50%, 8/30/2012 (a)	547	524	6.00%, 10/ 1/2016 (g)	7	8
TOTAL SENIOR FLOATING RATE INTERESTS	$ 524		5.50%, 7/ 1/2023 (g)	38	40
MUNICIPAL BONDS (0.34%)			6.50%, 12/ 1/2031 (g)	12	13
California (0.19%)			3.37%, 7/ 1/2034 (a)(g)	22	23
Los Angeles Unified School District/CA			5.50%, 4/ 1/2035 (g)	62	66
5.75%, 7/ 1/2034	50	47	5.00%, 7/ 1/2035 (g)	18	18
San Diego County Water Authority			5.50%, 9/ 1/2035 (g)	135	143
6.14%, 5/ 1/2049 (e)	40	41	5.50%, 8/ 1/2036 (g)	921	978
		88	6.00%, 2/ 1/2037 (g)	417	447
Nevada (0.10%)			5.50%, 7/ 1/2037 (g)	283	300
County of Clark NV			6.50%, 7/ 1/2037 (g)	33	35
6.88%, 7/ 1/2042	45	45	6.50%, 7/ 1/2037 (g)	42	46
			6.00%, 11/ 1/2037 (g)	32	34
Texas (0.05%)			6.50%, 2/ 1/2038 (g)	29	31
Dallas County Hospital District
5.62%, 8/15/2044	25	26	6.00%, 9/ 1/2038 (g)	1,230	1,318
			5.50%, 4/ 1/2039 (g)	298	316
TOTAL MUNICIPAL BONDS	$ 159
			5.00%, 2/ 1/2040 (f)(g)	1,120	1,164
U.S. GOVERNMENT & GOVERNMENT AGENCY			5.50%, 2/ 1/2040 (f)(g)	285	302
OBLIGATIONS (42.28%)			6.00%, 2/ 1/2040 (g)	1,050	1,123
Federal Home Loan Mortgage Corporation
(FHLMC) (10.39%)			6.50%, 2/ 1/2040 (f)(g)	505	545
5.00%, 2/ 1/2025 (f)(g)	340	359			8,225
5.00%, 2/ 1/2040 (f)(g)	1,405	1,460	Government National Mortgage Association
5.50%, 2/ 1/2040 (f)(g)	1,005	1,065	(GNMA) (4.76%)
6.00%, 2/ 1/2040 (f)(g)	205	220	5.00%, 2/ 1/2040 (f)	555	578
6.50%, 12/ 1/2015 (g)	4	4	5.50%, 2/ 1/2040 (f)	865	916
7.50%, 12/ 1/2015 (g)	7	8	6.00%, 2/ 1/2040 (f)	605	646
4.50%, 9/ 1/2024 (g)	488	508	7.00%, 7/15/2031	11	13

Schedule of Investments
High Quality Intermediate-Term Bond Fund
January 31, 2010 (unaudited)

	Principal		(a) Variable Rate. Rate shown is in effect at January 31, 2010.
	Amount	Value	(b)	Security exempt from registration under Rule 144A of the Securities Act
	(000's)	(000's)	of 1933. These securities may be resold in transactions exempt from
			registration, normally to qualified institutional buyers. Unless otherwise
U.S. GOVERNMENT & GOVERNMENT AGENCY			indicated, these securities are not considered illiquid. At the end of the
OBLIGATIONS (continued)			period, the value of these securities totaled $3,727 or 8.00% of net
Government National Mortgage Association			assets.
(GNMA) (continued)			(c) Security is Illiquid
6.00%, 7/15/2032	$ 11 $	12	(d)	Market value is determined in accordance with procedures established in
6.00%, 12/15/2032	26	28	good faith by the Board of Directors. At the end of the period, the value
6.50%, 10/20/2028	13	14	of these securities totaled $188 or 0.40% of net assets.
8.00%, 8/20/2029	2	2	(e) Security purchased on a when-issued basis.
6.50%, 2/20/2032	7	7	(f)	Security was purchased in a "to-be-announced" ("TBA") transaction.
			See Notes to Financial Statements.
6.50%, 5/20/2032	2	2	(g)	This entity was put into conservatorship by the U.S. Government in 2008.
		2,218	See Notes to Financial Statements for additional information.
			(h) Security or a portion of the security was pledged to cover margin
U.S. Treasury (9.48%)			requirements for futures contracts. At the end of the period, the value of
2.63%, 2/29/2016 (h)	1,000	991	these securities totaled $44 or 0.09% of net assets.
4.75%, 8/15/2017	675	746
4.00%, 8/15/2018	880	917	Unrealized Appreciation (Depreciation)
3.13%, 5/15/2019	90	87	The net federal income tax unrealized appreciation (depreciation) and federal tax cost
3.38%, 11/15/2019	140	137	of investments held by the fund as of the period end were as follows:

6.25%, 8/15/2023	650	794	Unrealized Appreciation	$ 599
4.38%, 2/15/2038	750	737	Unrealized Depreciation	(3,579)
4.50%, 8/15/2039	10	10	Net Unrealized Appreciation (Depreciation)	(2,980)
		4,419	Cost for federal income tax purposes	58,867
TOTAL U.S. GOVERNMENT & GOVERNMENT			All dollar amounts are shown in thousands (000's)
AGENCY OBLIGATIONS	$ 19,708

REPURCHASE AGREEMENTS (11.38%)			Portfolio Summary (unaudited)
Diversified Banking Institutions (11.38%)			Sector	Percent
Investment in Joint Trading Account; Bank			Mortgage Securities	50.11%
of America Repurchase Agreement; 0.10%			Financial	28.32%
dated 01/29/10 maturing 02/01/10			Asset Backed Securities	13.02%
(collateralized by Sovereign Agency			Government	10.15%
Issues; $1,615,000; 0.00% - 5.00%; dated			Communications	5.25%
04/01/10 - 01/27/20)	$ 1,583 $	1,583	Consumer, Non-cyclical	3.00%
			Industrial	2.31%
Investment in Joint Trading Account; Credit			Consumer, Cyclical	2.08%
Suisse Repurchase Agreement; 0.10%			Utilities	1.51%
dated 01/29/10 maturing 02/01/10			Energy	1.50%
(collateralized by US Treasury Note;			Basic Materials	1.38%
$832,000; 0.88%; dated 03/31/11)	816	816	Technology	0.92%
Investment in Joint Trading Account;			Revenue	0.19%
Deutsche Bank Repurchase Agreement;			General Obligation	0.16%
0.11% dated 01/29/10 maturing 02/01/10			Liabilities in Excess of Other Assets, Net	(19.90%)
(collateralized by Sovereign Agency			TOTAL NET ASSETS	100.00%
Issues; $1,482,000; 0.00% - 4.75%; dated
02/15/10 - 12/10/15)	1,452	1,452	Other Assets Summary (unaudited)
Investment in Joint Trading Account;			Asset Type	Percent
Morgan Stanley Repurchase Agreement;
0.11% dated 01/29/10 maturing 02/01/10			Futures	4.78%
(collateralized by Sovereign Agency
Issues; $1,482,000; 1.13% - 3.15%; dated
12/15/11 - 01/22/15)	1,453	1,453
		5,304

TOTAL REPURCHASE AGREEMENTS	$ 5,304

Total Investments	$ 55,887
Liabilities in Excess of Other Assets, Net - (19.90)%		(9,276)

TOTAL NET ASSETS - 100.00%	$ 46,611

	Schedule of Investments
	High Quality Intermediate-Term Bond Fund
	January 31, 2010 (unaudited)

	Futures Contracts
				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)
US 10 Year Note; March 2010	Buy	10	$ 1,185	$ 1,182	$ (3)
US 5 Year Note; March 2010	Buy	9	1,044	1,048	4
All dollar amounts are shown in thousands (000's)

Schedule of Investments
High Yield Fund
January 31, 2010 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)
COMMON STOCKS (1.47%)			BONDS (77.27%)
Auto - Medium & Heavy Duty Trucks (0.89%)			Aerospace & Defense Equipment (0.15%)
New Flyer Industries Inc (a)	2,733,500 $	25,948	GenCorp Inc
			9.50%, 8/15/2013	$ 4,240 $	4,346
Cable/Satellite TV (0.00%)
Time Warner Cable Inc	1	-	Agricultural Operations (0.57%)
			Southern States Cooperative Inc
Casino Hotels (0.00%)			11.00%, 11/ 1/2011 (c)(e)(f)	16,500	16,663
Aladdin Gaming Holdings LLC - Warrants (b)	78,250	-
(c)(d)			Airlines (1.48%)
			American Airlines Pass Through Trust 2001-02
Diversified Financial Services (0.10%)			7.86%, 10/ 1/2011	5,500	5,535
CIT Group Inc (d)	95,205	3,029	American Airlines Pass Through Trust 2009-1A
			10.38%, 7/ 2/2019	7,741	8,841
Food - Catering (0.03%)			Continental Airlines Inc
FU JI Food and Catering Services Holdings			7.34%, 4/19/2014	11,098	10,488
Ltd (b)(d)	962,000	942	UAL Pass Through Trust Series 2000-1
			8.03%, 7/ 1/2011	4,257	5,917
Food - Miscellaneous/Diversified (0.20%)			United Air Lines Inc
B&G Foods Inc	658,400	5,913	9.75%, 1/15/2017	7,170	7,528
			10.40%, 5/ 1/2018	4,710	5,075
Medical - Biomedical/Gene (0.00%)					43,384
Neuro-Hitech Inc - Warrants (b)(c)(d)	125,000	-
Neuro-Hitech Inc (d)	250,000	6	Appliances (0.29%)
			ALH Finance LLC / ALH Finance Corp
Pipelines (0.00%)			8.50%, 1/15/2013	8,500	8,532
Energy Maintenance Services Group LLC -
Warrants (b)(c)(d)	354	-	Applications Software (0.57%)
			SS&C Technologies Inc
Special Purpose Entity (0.00%)			11.75%, 12/ 1/2013	16,000	16,880
Neoview Holdings Inc - Warrants (b)(c)(d)	120,000	-
			Asset Backed Securities (0.42%)
Therapeutics (0.00%)			Aircraft Certificate Owner Trust
Vion Pharmaceuticals Inc - Rights (b)(d)	130,000	-	6.46%, 9/20/2022 (f)	8,096	7,044
Vion Pharmaceuticals Inc (d)	50,938	4	7.00%, 9/20/2022 (b)(f)	7,160	5,370
					12,414
Transport - Marine (0.25%)			Auto - Medium & Heavy Duty Trucks (0.43%)
Teekay LNG Partners LP	272,000	7,344	New Flyer Industries Ltd
TOTAL COMMON STOCKS	$ 43,186		14.00%, 8/19/2020 (b)(c)(f)	13,600	12,592

CONVERTIBLE PREFERRED STOCKS (0.33%)			Beverages - Wine & Spirits (0.64%)
Reinsurance (0.33%)			Beverages & More Inc
Aspen Insurance Holdings Ltd	177,000	9,602	9.25%, 3/ 1/2012 (c)(f)	12,500	12,500
TOTAL CONVERTIBLE PREFERRED STOCKS	$ 9,602		Constellation Brands Inc
PREFERRED STOCKS (0.05%)			7.25%, 9/ 1/2016	6,400	6,432
Finance - Mortgage Loan/Banker (0.05%)					18,932
Freddie Mac 8.38%; Series Z (d)	1,300,000	1,391	Broadcasting Services & Programming (0.34%)
TOTAL PREFERRED STOCKS	$ 1,391		Clear Channel Worldwide Holdings Inc
			9.25%, 12/15/2017 (f)	3,730	3,814
			9.25%, 12/15/2017 (f)	5,905	6,082
					9,896
			Cable TV (0.01%)
			Frontiervision
			0.00%, 9/15/2008 (b)(d)	9,250	277

Schedule of Investments
High Yield Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Cable TV (continued)			Consumer Products - Miscellaneous (0.19%)
Frontiervision Operating PRT			Yankee Acquisition Corp/MA
0.00%, 10/15/2006 (b)(d)	$ 7,250 $	-	9.75%, 2/15/2017	$ 5,684 $	5,684
		277
			Containers - Metal & Glass (0.75%)
Cable/Satellite TV (1.50%)			Crown Americas LLC / Crown Americas
DISH DBS Corp			Capital Corp
7.88%, 9/ 1/2019	34,160	35,270	7.75%, 11/15/2015	12,000	12,330
UPC Holding BV			Crown Cork & Seal Co Inc
9.88%, 4/15/2018 (f)	8,250	8,725	7.38%, 12/15/2026	10,500	9,765
		43,995			22,095
Casino Hotels (1.38%)			Containers - Paper & Plastic (0.11%)
Harrah's Operating Co Inc			Plastipak Holdings Inc
11.25%, 6/ 1/2017	10,740	11,411	10.63%, 8/15/2019 (f)	2,955	3,251
MGM Mirage
8.50%, 9/15/2010	4,950	4,975	Cruise Lines (0.84%)
13.00%, 11/15/2013	19,000	21,993	Royal Caribbean Cruises Ltd
10.38%, 5/15/2014 (f)	1,830	2,008	8.75%, 2/ 2/2011	10,000	10,375
		40,387	7.25%, 3/15/2018	15,000	14,438
Casino Services (0.93%)					24,813
Peninsula Gaming LLC			Data Processing & Management (0.51%)
8.38%, 8/15/2015 (f)	14,305	14,519	First Data Corp
10.75%, 8/15/2017 (f)	12,635	12,888	10.55%, 9/24/2015	17,479	14,857
		27,407
			Dialysis Centers (0.26%)
Cellular Telecommunications (1.94%)			DaVita Inc
Digicel Group Ltd			6.63%, 3/15/2013	7,500	7,519
12.00%, 4/ 1/2014 (f)	10,800	11,988
9.13%, 1/15/2015 (f)	12,280	12,096	Distribution & Wholesale (0.25%)
Nextel Communications Inc			McJunkin Red Man Corp
7.38%, 8/ 1/2015	36,325	32,783	9.50%, 12/15/2016 (f)	7,455	7,436
		56,867
			Diversified Banking Institutions (3.04%)
Chemicals - Diversified (0.30%)
			Bank of America Corp
Nova Chemicals Corp			8.00%, 12/29/2049 (e)	51,500	48,896
8.63%, 11/ 1/2019 (f)	8,710	8,797
			GMAC Inc
			7.25%, 3/ 2/2011	2,042	2,054
Circuit Boards (0.14%)
Viasystems Inc			JP Morgan Chase & Co
12.00%, 1/15/2015 (f)	3,720	3,980	7.90%, 4/29/2049 (e)	37,300	38,207
					89,157
Coal (0.43%)			Diversified Financial Services (0.86%)
Arch Coal Inc			CEDC Finance Corp International Inc
8.75%, 8/ 1/2016 (f)	9,425	10,038	9.13%, 12/ 1/2016 (f)	5,635	5,917
Drummond Co Inc			CIT Group Inc
9.00%, 10/15/2014 (f)	2,600	2,717	7.00%, 5/ 1/2013	1,106	1,009
		12,755	7.00%, 5/ 1/2014	1,659	1,485
Commercial Banks (0.27%)			7.00%, 5/ 1/2015	1,659	1,444
Discover Bank/Greenwood DE			7.00%, 5/ 1/2016	2,765	2,378
8.70%, 11/18/2019	7,300	7,973	7.00%, 5/ 1/2017	3,871	3,300
			General Electric Capital Corp
			6.38%, 11/15/2067 (e)	10,910	9,587
					25,120

Schedule of Investments
High Yield Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Diversified Minerals (1.68%)			Finance - Auto Loans (continued)
Teck Resources Ltd			Ford Motor Credit Co LLC (continued)
9.75%, 5/15/2014	$ 16,050 $	18,337	7.00%, 10/ 1/2013	$ 5,615 $	5,619
10.25%, 5/15/2016	10,345	11,819	8.00%, 6/ 1/2014	5,510	5,595
10.75%, 5/15/2019	16,305	19,199	General Motors Acceptance Corp of Canada Ltd
		49,355	7.13%, 9/13/2011	36,000	30,138
					70,980
Electric - Generation (0.12%)
AES Corp/The			Finance - Credit Card (0.68%)
8.75%, 5/15/2013 (f)	1	1	Discover Financial Services
Elwood Energy LLC			6.45%, 6/12/2017	20,000	20,013
8.16%, 7/ 5/2026	3,630	3,462
		3,463	Finance - Investment Banker & Broker (0.80%)
			E*Trade Financial Corp
Electric - Integrated (3.84%)			7.38%, 9/15/2013	14,795	14,240
Duquesne Light Holdings Inc			12.50%, 11/30/2017	8,043	9,290
5.50%, 8/15/2015	19,000	19,309			23,530
Energy Future Holdings Corp
9.75%, 10/15/2019	2,418	2,440	Finance - Leasing Company (0.05%)
10.00%, 1/15/2020 (f)	7,780	7,994	DVI Inc
Energy Future Intermediate Holding Co LLC			0.00%, 2/ 1/2004 (b)(c)(d)	8,575	869
9.75%, 10/15/2019	4,089	4,126	0.00%, 2/ 1/2004 (b)(c)(d)	6,850	623
Mirant Americas Generation LLC					1,492
8.50%, 10/ 1/2021	23,500	22,560	Finance - Other Services (0.82%)
Mirant Mid Atlantic Pass Through Trust C			Icahn Enterprises LP / Icahn Enterprises
10.06%, 12/30/2028	27,424	29,635	Finance Corp
NV Energy Inc			7.75%, 1/15/2016 (f)	14,740	14,150
6.75%, 8/15/2017	18,600	18,753	Pinnacle Foods Finance LLC / Pinnacle Foods
TECO Energy Inc			Finance Corp
7.50%, 6/15/2010	1	2	9.25%, 4/ 1/2015 (f)	8,620	8,663
United Maritime Group LLC/United Maritime			UPCB Finance Ltd
Group Finance Corp			7.63%, 1/15/2020 (b)(f)	900	1,231
11.75%, 6/15/2015 (f)	7,910	7,969			24,044
		112,788
			Food - Catering (0.13%)
Electronic Components - Miscellaneous (0.87%)			FU JI Food and Catering Services Holdings Ltd
NXP BV / NXP Funding LLC			0.00%, 10/18/2010 (d)	245,000	3,320
3.00%, 10/15/2013 (e)	24,620	20,558	0.00%, 11/ 9/2049 (d)	46,500	569
9.50%, 10/15/2015	5,825	4,936			3,889
		25,494
			Food - Miscellaneous/Diversified (0.13%)
Electronics - Military (0.47%)			B&G Foods Inc
L-3 Communications Corp			7.63%, 1/15/2018	3,725	3,762
5.88%, 1/15/2015	4,000	4,050
6.38%, 10/15/2015	9,500	9,619	Gambling (Non-Hotel) (0.40%)
		13,669	Pinnacle Entertainment Inc
			7.50%, 6/15/2015	8,598	7,953
Energy - Alternate Sources (0.38%)
Headwaters Inc			8.63%, 8/ 1/2017 (f)	3,915	3,925
11.38%, 11/ 1/2014 (f)	10,670	11,204			11,878
			Hotels & Motels (0.70%)
Finance - Auto Loans (2.42%)			Wyndham Worldwide Corp
Credit Acceptance Corp			9.88%, 5/ 1/2014	18,160	20,607
9.13%, 2/ 1/2017 (f)	5,255	5,183
Ford Motor Credit Co LLC
7.25%, 10/25/2011	10,000	10,122
7.80%, 6/ 1/2012	14,125	14,323

Schedule of Investments
High Yield Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Housewares (0.10%)			Medical - Hospitals (continued)
Libbey Glass Inc			IASIS Healthcare LLC / IASIS Capital Corp
10.00%, 2/15/2015 (f)(g)	$ 3,010 $	3,048	8.75%, 6/15/2014	$ 11,130 $	11,297
			Tenet Healthcare Corp
Independent Power Producer (1.36%)			9.25%, 2/ 1/2015 (e)	17,000	17,595
NRG Energy Inc					105,856
7.25%, 2/ 1/2014	7,395	7,423
7.38%, 1/15/2017	26,315	26,151	Medical - Outpatient & Home Medical Care (0.90%)
			Select Medical Corp
Orion Power Holdings Inc			7.63%, 2/ 1/2015	26,925	26,387
12.00%, 5/ 1/2010	2,500	2,531
RRI Energy Inc			Medical Products (0.87%)
6.75%, 12/15/2014	3,824	3,900
			Angiotech Pharmaceuticals Inc
		40,005	4.01%, 12/ 1/2013 (e)	22,510	18,908
Investment Management & Advisory Services (0.36%)			7.75%, 4/ 1/2014	10,000	6,550
Janus Capital Group Inc					25,458
6.95%, 6/15/2017 (e)	10,550	10,445
			Miscellaneous Manufacturers (0.15%)
Life & Health Insurance (1.13%)			Trimas Corp
Lincoln National Corp			9.75%, 12/15/2017 (f)	4,410	4,399
7.00%, 5/17/2066 (e)	39,745	33,286
			Mortgage Backed Securities (0.18%)
Marine Services (0.44%)			RBSCF Trust
Great Lakes Dredge & Dock Corp			5.81%, 7/17/2014 (e)(f)	7,000	5,392
7.75%, 12/15/2013	4,465	4,465
			Motion Pictures & Services (0.26%)
Trico Shipping AS
11.88%, 11/ 1/2014 (f)	8,045	8,447	Lions Gate Entertainment Inc
			10.25%, 11/ 1/2016 (f)	7,550	7,682
		12,912
Medical - Biomedical/Gene (0.52%)			MRI - Medical Diagnostic Imaging (0.31%)
Bio-Rad Laboratories Inc			Alliance HealthCare Services Inc
8.00%, 9/15/2016 (f)	3,600	3,735	8.00%, 12/ 1/2016 (f)	9,620	9,043
Talecris Biotherapeutics Holdings Corp
7.75%, 11/15/2016 (f)	11,225	11,449	Multi-Line Insurance (0.16%)
		15,184	Genworth Financial Inc
			8.63%, 12/15/2016	4,650	4,833
Medical - Drugs (0.63%)
Axcan Intermediate Holdings Inc			Music (1.05%)
9.25%, 3/ 1/2015	3,865	4,116	WMG Acquisition Corp
12.75%, 3/ 1/2016	3,410	3,794	9.50%, 6/15/2016 (f)	15,950	17,106
Elan Finance PLC/Elan Finance Corp			WMG Holdings Corp
8.88%, 12/ 1/2013	8,500	8,542	9.50%, 12/15/2014	13,470	13,605
8.75%, 10/15/2016 (f)	2,000	1,955			30,711
		18,407	Mutual Insurance (1.23%)
Medical - HMO (1.16%)			Liberty Mutual Group Inc
Multiplan Inc			10.75%, 6/15/2058 (e)(f)	32,940	36,234
10.38%, 4/15/2016 (f)	33,000	33,990
			Oil Company - Exploration & Production (4.77%)
Medical - Hospitals (3.60%)			Chesapeake Energy Corp
HCA Inc			6.88%, 1/15/2016	14,000	13,790
9.63%, 11/15/2016	25,520	27,051	6.50%, 8/15/2017	11,500	11,011
7.50%, 11/ 6/2033	16,000	13,920	Denbury Resources Inc
HCA Inc/DE			9.75%, 3/ 1/2016	2,735	2,882
6.50%, 2/15/2016	3,000	2,760	Linn Energy LLC
9.25%, 11/15/2016	31,500	33,233	9.88%, 7/ 1/2018	34,000	36,550

Schedule of Investments
High Yield Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Oil Company - Exploration & Production			Pipelines (continued)
(continued)			Williams Cos Inc/The
Newfield Exploration Co			8.13%, 3/15/2012	$ 615 $	704
6.88%, 2/ 1/2020	$ 10,995 $	10,968			54,745
OPTI Canada Inc
9.00%, 12/15/2012 (f)	2,215	2,270	Publishing - Periodicals (1.10%)
7.88%, 12/15/2014	17,735	15,385	Nielsen Finance LLC / Nielsen Finance Co
Petroleum Development Corp			10.00%, 8/ 1/2014	31,000	32,240
12.00%, 2/15/2018	17,375	18,244
Quicksilver Resources Inc			Radio (0.42%)
11.75%, 1/ 1/2016	14,918	17,193	Sirius Satellite Radio Inc
Swift Energy Co			9.63%, 8/ 1/2013	12,000	12,240
8.88%, 1/15/2020	3,710	3,877
Venoco Inc			Regional Banks (1.78%)
11.50%, 10/ 1/2017 (f)	7,550	7,852	Wells Fargo & Co
			7.98%, 3/29/2049 (e)	25,500	25,755
		140,022
			Wells Fargo Capital XV
Oil Refining & Marketing (0.23%)			9.75%, 12/29/2049 (e)	25,000	26,625
Tesoro Corp/Texas					52,380
6.63%, 11/ 1/2015	7,000	6,773
			REITS - Diversified (0.21%)
Paper & Related Products (0.70%)			DuPont Fabros Technology LP
Cascades Inc			8.50%, 12/15/2017 (f)	5,950	6,099
7.75%, 12/15/2017 (f)	4,485	4,575
7.88%, 1/15/2020 (f)	5,205	5,296	REITS - Healthcare (0.38%)
			Omega Healthcare Investors Inc
Domtar Corp			7.00%, 4/ 1/2014	10,000	10,025
10.75%, 6/ 1/2017	9,160	10,625
			7.00%, 1/15/2016	1,000	1,003
		20,496
					11,028
Pharmacy Services (0.85%)
Omnicare Inc			REITS - Office Property (1.14%)
6.13%, 6/ 1/2013	12,350	12,165	Reckson Operating Partnership LP
			6.00%, 3/31/2016	35,000	33,527
6.88%, 12/15/2015	13,000	12,707

		24,872	Rental - Auto & Equipment (0.28%)
Physical Therapy & Rehabilitation Centers (1.60%)			Hertz Corp/The
Healthsouth Corp			8.88%, 1/ 1/2014	2,165	2,181
10.75%, 6/15/2016	43,500	47,089	RSC Equipment Rental Inc/RSC Holdings III
			LLC
Physician Practice Management (0.14%)			10.25%, 11/15/2019 (f)	5,850	6,069
US Oncology Inc			United Rentals North America Inc
9.13%, 8/15/2017	4,000	4,200	6.50%, 2/15/2012	1	1
					8,251

Pipelines (1.86%)			Retail - Automobile (1.28%)
Dynegy Holdings Inc			Asbury Automotive Group Inc
8.38%, 5/ 1/2016	19,345	17,459	8.00%, 3/15/2014	8,250	8,271
El Paso Natural Gas Co			7.63%, 3/15/2017	4,800	4,584
8.38%, 6/15/2032	12,500	15,228
			Sonic Automotive Inc
Energy Maintenance Services Group LLC			8.63%, 8/15/2013	24,495	24,740
11.50%, 3/ 1/2014 (b)(c)	12,298	10,453
					37,595
MarkWest Energy Partners LP / MarkWest
Energy Finance Corp			Retail - Discount (0.16%)
6.88%, 11/ 1/2014	6,820	6,684	Dollar General Corp
8.75%, 4/15/2018	4,055	4,217	10.63%, 7/15/2015	4,176	4,578

Schedule of Investments
High Yield Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Retail - Drug Store (0.30%)			Special Purpose Entity (continued)
Rite Aid Corp			UCI Holdco Inc
10.38%, 7/15/2016	$ 8,315 $	8,772	9.25%, 12/15/2013 (e)	$ 5,516 $	5,088
			Wind Acquisition Holdings Finance SpA
Retail - Propane Distribution (0.49%)			12.25%, 7/15/2017 (f)	10,000	9,600
Ferrellgas Partners LP					101,497
9.13%, 10/ 1/2017 (f)	13,510	14,354
			Telecommunication Services (1.64%)
Retail - Restaurants (0.29%)			Global Crossing Ltd
Arcos Dorados BV			12.00%, 9/15/2015 (f)	7,580	8,262
7.50%, 10/ 1/2019 (f)	1,426	1,422	Telcordia Technologies Inc
Landry's Restaurants Inc			4.00%, 7/15/2012 (e)(f)	14,795	14,056
11.63%, 12/ 1/2015 (f)	6,600	7,062	Wind Acquisition Finance SA
		8,484	11.75%, 7/15/2017 (f)	23,660	25,730
					48,048
Retail - Toy Store (0.38%)
Toys R Us Property Co LLC			Telephone - Integrated (1.62%)
8.50%, 12/ 1/2017 (f)	10,830	11,155	Level 3 Financing Inc
			9.25%, 11/ 1/2014	22,600	21,187
Rubber - Tires (0.27%)			10.00%, 2/ 1/2018 (f)	7,280	6,807
Goodyear Tire & Rubber Co/The			Sprint Nextel Corp
10.50%, 5/15/2016	7,200	7,812	6.00%, 12/ 1/2016	12,825	11,158
			8.38%, 8/15/2017	8,745	8,526
Satellite Telecommunications (1.86%)					47,678
Intelsat Bermuda Ltd
11.25%, 2/ 4/2017	43,920	44,579	Transactional Software (0.71%)
11.50%, 2/ 4/2017	9,930	10,079	Open Solutions Inc
			9.75%, 2/ 1/2015 (f)	23,770	20,977
		54,658
Savings & Loans - Thrifts (0.00%)			Transport - Marine (0.28%)
Washington Mutual Bank / Henderson NV			Navios Maritime Holdings Inc / Navios
0.00%, 6/15/2011 (d)	3,500	18	Maritime Finance US Inc
0.00%, 1/15/2013 (d)	3,000	15	8.88%, 11/ 1/2017 (f)	7,915	8,192
0.00%, 1/15/2015 (d)(e)	2,000	10
			Transport - Services (0.61%)
		43	Trailer Bridge Inc
Seismic Data Collection (0.22%)			9.25%, 11/15/2011	18,000	17,820
Cie Generale de Geophysique-Veritas
9.50%, 5/15/2016	6,020	6,441	Wire & Cable Products (0.40%)
			Coleman Cable Inc
Sovereign (1.34%)			9.00%, 2/15/2018 (f)(g)	12,000	11,850
Brazilian Government International Bond			TOTAL BONDS	$ 2,268,640
12.50%, 1/ 5/2016	45,600	28,243
Mexican Bonos			SENIOR FLOATING RATE INTERESTS (9.37%)
8.00%, 12/19/2013	138,474	11,032	Auto - Car & Light Trucks (1.20%)
		39,275	Ford, Term Loan B
			3.26%, 12/16/2013 (e)	37,743	35,331
Special Purpose Entity (3.46%)
Capital One Capital VI			Auto/Truck Parts & Equipment - Original (0.68%)
8.88%, 5/15/2040	23,105	24,040	Dana Holding Corp, Term Loan B-Exit
CCM Merger Inc			7.25%, 1/31/2015 (e)	16,801	16,134
8.00%, 8/ 1/2013 (f)	38,500	31,570	Hayes Lemmerz Intl, Term Loan
ISA Capital do Brasil SA			11.99%, 12/11/2013 (e)	3,710	3,691
8.80%, 1/30/2017 (f)	7,500	8,062			19,825
TRAINS HY-1-2006
7.15%, 5/ 1/2016 (f)	23,370	23,137

Schedule of Investments
High Yield Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
SENIOR FLOATING RATE INTERESTS (continued)			SENIOR FLOATING RATE INTERESTS (continued)
Casino Hotels (0.76%)			Medical - HMO (continued)
Harrah's Operating Co Inc, Term Increment			Multiplan Inc, Term Loan C
Loan B4			2.75%, 4/12/2013 (e)	$ 2,470 $	2,350
9.50%, 10/23/2016 (e)	$ 18,355 $	18,614			6,753
Harrah's Operating Co Inc, Term Loan B1
3.25%, 1/28/2015 (e)	4,609	3,802	Medical - Hospitals (0.17%)
		22,416	HCA Inc, Term Loan A1
			1.50%, 1/22/2012 (e)	5,295	5,029
Chemicals-Specialty (0.26%)
Huntsman International LLC, Term Loan C			Oil Company - Exploration & Production (0.23%)
2.49%, 6/23/2016 (e)	8,000	7,630	Venoco Inc, Term Loan C
			4.25%, 5/ 7/2014 (e)	7,410	6,813
Commercial Services (0.85%)
Quintiles Transnational, Term B			Property & Casualty Insurance (0.18%)
2.25%, 3/31/2013 (e)	18,278	17,695	Asurion Corp, PIK Term Loan
Quintiles Transnational, Term Loan			6.73%, 7/ 7/2015 (e)	5,500	5,376
4.25%, 3/31/2014 (e)	7,500	7,163
		24,858	Rental - Auto & Equipment (0.25%)
			Rental Services Corp, Term Loan
Data Processing & Management (0.85%)			3.76%, 11/30/2013 (e)	7,853	7,357
First Data Corp, Term Loan B1
2.98%, 12/24/2014 (e)	15,881	13,725	Retail - Drug Store (0.06%)
First Data Corp, Term Loan B2			Rite Aid Corp, Term Loan 4
3.00%, 9/24/2014 (e)	4,962	4,289	9.50%, 6/ 5/2015 (e)	1,615	1,679
First Data Corp, Term Loan B3
3.00%, 9/24/2014 (e)	7,959	6,862	Satellite Telecommunications (0.49%)
		24,876	Intelsat Jackson Holdings Ltd, Term Loan
Diversified Manufacturing Operations (0.07%)			3.23%, 2/ 1/2014 (e)	15,500	14,347
GenTek Holding LLC, Term Loan
7.00%, 9/30/2014 (e)	2,100	2,118	Special Purpose Entity (0.45%)
			CCM Merger Inc, Term Loan B
Electric - Integrated (0.95%)			8.50%, 7/21/2012 (e)	12,589	12,404
Texas Competitive Electric Holdings			Universal City Development Partners Ltd,
Company, Term Loan B2			Term Loan B
3.73%, 10/29/2014 (e)	34,177	27,967	6.50%, 10/29/2014 (e)	750	757
					13,161
Electronic Components - Semiconductors (0.45%)			Television (0.48%)
Freescale Semiconductor Inc, Term Loan			Univision, 1st Lien Term Loan
1.98%, 12/ 1/2013 (e)	14,674	13,172	2.50%, 9/29/2014 (e)	16,400	14,164

Identification Systems - Development (0.29%)			TOTAL SENIOR FLOATING RATE INTERESTS	$ 275,149
L-1 Identity Solutions Operating Co, Term			CONVERTIBLE BONDS (6.97%)
Loan B1			Aerospace & Defense Equipment (0.24%)
6.66%, 8/ 5/2013 (e)	8,471	8,471	GenCorp Inc
			2.25%, 11/15/2024	3,935	3,527
Internet Telephony (0.25%)			4.06%, 12/31/2039 (f)	3,765	3,374
Skype Technologies SA, Term Loan
9.00%, 9/ 3/2014 (e)	7,390	7,483			6,901
			Agricultural Chemicals (0.15%)
Investment Management & Advisory Services (0.22%)			Sinofert Holdings Ltd
Nuveen Investments Inc, Term Loan			0.00%, 8/ 7/2011 (d)	24,000	4,320
12.50%, 7/ 9/2015 (e)	6,080	6,323
			Circuit Boards (0.80%)
Medical - HMO (0.23%)			TTM Technologies Inc
Multiplan Inc, Term Loan B			3.25%, 5/15/2015	25,150	23,390
2.75%, 4/12/2013 (e)	4,632	4,403

Schedule of Investments
High Yield Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
CONVERTIBLE BONDS (continued)			REPURCHASE AGREEMENTS (2.92%)
Educational Software (0.57%)			Diversified Banking Institutions (2.92%)
Blackboard Inc			Investment in Joint Trading Account; Bank
3.25%, 7/ 1/2027	$ 17,000 $	16,745	of America Repurchase Agreement; 0.10%
			dated 01/29/10 maturing 02/01/10
Enterprise Software & Services (0.52%)			(collateralized by Sovereign Agency
Lawson Software Inc			Issues; $26,071,000; 0.00% - 5.00%; dated
2.50%, 4/15/2012	15,500	15,267	04/01/10 - 01/27/20)	$ 25,559 $	25,559
			Investment in Joint Trading Account; Credit
			Suisse Repurchase Agreement; 0.10%
Identification Systems - Development (0.23%)			dated 01/29/10 maturing 02/01/10
L-1 Identity Solutions Inc			(collateralized by US Treasury Note;
3.75%, 5/15/2027	7,395	6,822	$13,438,000; 0.88%; dated 03/31/11)	13,175	13,175
			Investment in Joint Trading Account;
Medical - Biomedical/Gene (1.03%)			Deutsche Bank Repurchase Agreement;
Amylin Pharmaceuticals Inc			0.11% dated 01/29/10 maturing 02/01/10
3.00%, 6/15/2014	37,175	30,158	(collateralized by Sovereign Agency
			Issues; $23,920,000; 0.00% - 4.75%; dated
Medical Products (0.15%)			02/15/10 - 12/10/15)	23,451	23,451
China Medical Technologies Inc			Investment in Joint Trading Account;
4.00%, 8/15/2013	7,250	4,450	Morgan Stanley Repurchase Agreement;
			0.11% dated 01/29/10 maturing 02/01/10
			(collateralized by Sovereign Agency
Pharmacy Services (0.26%)			Issues; $23,920,000; 1.13% - 3.15%; dated
Omnicare Inc			12/15/11 - 01/22/15)	23,452	23,452
3.25%, 12/15/2035	9,500	7,743			85,637

Retail - Automobile (0.57%)			TOTAL REPURCHASE AGREEMENTS	$ 85,637
Asbury Automotive Group Inc			Total Investments	$ 2,888,341
3.00%, 9/15/2012	12,500	11,141	Other Assets in Excess of Liabilities, Net - 1.62%		47,563
Sonic Automotive Inc
5.00%, 10/ 1/2029	755	769	TOTAL NET ASSETS - 100.00%	$ 2,935,904
United Auto Group
3.50%, 4/ 1/2026	5,000	4,962
			(a)	Affiliated Security as defined by the Investment Company Act of 1940
		16,872	(the Fund controls 5.0% or more of the outstanding voting shares of the
Semiconductor Component - Integrated Circuits (0.95%)			security).
			(b)	Market value is determined in accordance with procedures established in
Jazz Technologies Inc			good faith by the Board of Directors. At the end of the period, the value
8.00%, 12/31/2011	9,715	8,598	of these securities totaled $32,357 or 1.10% of net assets.
Linear Technology Corp			(c) Security is Illiquid
3.00%, 5/ 1/2027	20,500	19,321	(d) Non-Income Producing Security
		27,919	(e)	Variable Rate. Rate shown is in effect at January 31, 2010.
Telecommunication Equipment - Fiber Optics (1.01%)			(f)	Security exempt from registration under Rule 144A of the Securities Act
JDS Uniphase Corp			of 1933. These securities may be resold in transactions exempt from
			registration, normally to qualified institutional buyers. Unless otherwise
1.00%, 5/15/2026	35,000	29,794	indicated, these securities are not considered illiquid. At the end of the
			period, the value of these securities totaled $608,996 or 20.74% of net
Therapeutics (0.02%)			assets.
Vion Pharmaceuticals Inc			(g)	Security purchased on a when-issued basis.
0.00%, 2/15/2012 (d)	4,500	675

Transport - Marine (0.47%)
Horizon Lines Inc
4.25%, 8/15/2012	16,000	13,680
TOTAL CONVERTIBLE BONDS	$ 204,736

Schedule of Investments High Yield Fund January 31, 2010 (unaudited)

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 248,453
Unrealized Depreciation	(115,796)
Net Unrealized Appreciation (Depreciation)	132,657
Cost for federal income tax purposes	2,755,684
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Financial	22.99%
Consumer, Non-cyclical	16.25%
Consumer, Cyclical	15.60%
Communications	12.66%
Energy	8.13%
Utilities	6.28%
Industrial	6.26%
Technology	5.13%
Basic Materials	3.09%
Government	1.39%
Asset Backed Securities	0.42%
Mortgage Securities	0.18%
Other Assets in Excess of Liabilities, Net	1.62%
TOTAL NET ASSETS	100.00%

Schedule of Investments
High Yield Fund
January 31, 2010 (unaudited)

Affiliated Securities

	October 31, 2009		Purchases			Sales		January 31, 2010
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)		Shares	Cost (000)
New Flyer Industries Inc	2,733,500	$ 23,687	-	$ -	-		$ -	2,733,500	$ 23,687
		$ 23,687		$ -			$ -		$ 23,687

				Realized Gain/Loss			Realized Gain/Loss from
		Dividends		on Investments			Other Investment Companies
		(000's)		(000's)				(000's)
New Flyer Industries Inc	$ 259			$ -			$ -
	$ 259			$ -			$ -

Schedule of Investments
High Yield Fund I
January 31, 2010 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)
COMMON STOCKS (0.21%)			BONDS (86.65%)
Computer Services (0.03%)			Advertising Agencies (0.26%)
Unisys Corp (a)	12,859 $	372	Interpublic Group of Cos Inc
			10.00%, 7/15/2017	$ 2,620 $	2,895
Containers - Paper & Plastic (0.03%)
Constar International Inc (a)	4,000	78	Advertising Sales (0.08%)
Portola Packaging Inc (a)(b)	48,888	202	Lamar Media Corp
		280	6.63%, 8/15/2015	500	481
			6.63%, 8/15/2015	437	416
Diversified Operations (0.09%)					897
Spectrum Brands Inc (a)	33,090	960
			Advertising Services (0.22%)
Golf (0.01%)			RH Donnelley Inc
True Temper Holdings Corp (a)(b)(c)	15,480	108	0.00%, 5/15/2015 (a)(d)	1,566	1,550
			Visant Holding Corp
Machinery Tools & Related Products (0.01%)			10.25%, 12/ 1/2013 (e)	850	876
Milacron Inc (a)(b)(c)	130	133			2,426
			Aerospace & Defense Equipment (0.09%)
Printing - Commercial (0.02%)			GenCorp Inc
World Color Press Inc - Warrants (a)	17,398	58	9.50%, 8/15/2013	700	717
World Color Press Inc (a)	15,351	177	Triumph Group Inc
		235	8.00%, 11/15/2017 (d)	320	324
Publishing - Periodicals (0.01%)					1,041
SuperMedia Inc (a)	3,124	113	Agricultural Operations (0.00%)
			Eurofresh Inc
Semiconductor Equipment (0.01%)			0.00%, 1/15/2013 (a)(c)(d)	983	23
Magnachip Semiconductor Corp (a)(b)(c)	1,068,161	150
TOTAL COMMON STOCKS	$ 2,351		Airlines (1.93%)
			American Airlines Inc
CONVERTIBLE PREFERRED STOCKS (0.10%)			10.50%, 10/15/2012 (d)	3,660	3,815
Auto - Car & Light Trucks (0.10%)			American Airlines Pass Through Trust 2001-01
Motors Liquidation Co 5.25%	75,000	469	7.38%, 5/23/2019	235	188
Motors Liquidation Co 6.25% (a)	100,000	630	American Airlines Pass Through Trust 2001-02
		1,099	6.98%, 4/ 1/2011	1,270	1,271
TOTAL CONVERTIBLE PREFERRED STOCKS	$ 1,099		American Airlines Pass Through Trust 2009-1A
			10.38%, 7/ 2/2019	1,182	1,350
PREFERRED STOCKS (0.44%)			Continental Airlines Inc
Auto - Car & Light Trucks (0.04%)			0.61%, 6/ 2/2013 (e)	500	340
Motors Liquidation Co 1.50% (a)	25,000	155	7.88%, 7/ 2/2018	1,036	922
Motors Liquidation Co 7.25% (a)	50,000	295	9.56%, 9/ 1/2019	232	211
		450	9.32%, 11/ 1/2019 (b)(d)	318	281
Commercial Banks (0.35%)			9.80%, 4/ 1/2021	502	449
CoBank ACB 11.00% (c)	60,000	3,199	Delta Air Lines Inc
			7.11%, 9/18/2011	1,000	1,013
CoBank ACB 7.00% (c)(d)	20,000	760
			8.95%, 8/10/2014	217	200
		3,959
			9.50%, 9/15/2014 (d)	2,475	2,580
Finance - Auto Loans (0.05%)			6.82%, 8/10/2022	2,806	2,722
Ford Motor Credit Co LLC 7.38%	13,000	273	8.02%, 8/10/2022	747	686
Ford Motor Credit Co LLC 7.60%	12,000	268	Northwest Airlines Inc
		541	7.03%, 11/ 1/2019	982	881
			UAL Pass Through Trust Series 2007-1
TOTAL PREFERRED STOCKS	$ 4,950		7.34%, 7/ 2/2019 (d)	445	338
			6.64%, 7/ 2/2022 (b)	2,822	2,434

Schedule of Investments
High Yield Fund I
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Airlines (continued)			Beverages - Wine & Spirits (continued)
United Air Lines Inc			Constellation Brands Inc (continued)
9.88%, 8/ 1/2013 (d)	$ 885 $	894	7.25%, 5/15/2017	$ 1,050 $	1,054
10.40%, 5/ 1/2018	825	889			2,124
		21,464	Broadcasting Services & Programming (1.26%)
Apparel Manufacturers (0.25%)			Barrington Broadcasting Group LLC and
Hanesbrands Inc			Barrington Broadcasting Capital Corp
3.83%, 12/15/2014 (e)	1,591	1,512	10.50%, 8/15/2014	250	197
8.00%, 12/15/2016	250	256	Clear Channel Communications Inc
Quiksilver Inc			5.00%, 3/15/2012	1,630	1,341
6.88%, 4/15/2015	1,200	1,044	5.75%, 1/15/2013	1,725	1,294
		2,812	5.50%, 9/15/2014	1,795	1,077
			10.75%, 8/ 1/2016	2,990	2,242
Auction House & Art Dealer (0.11%)			Clear Channel Worldwide Holdings Inc
KAR Auction Services Inc			9.25%, 12/15/2017 (d)	475	486
4.28%, 5/ 1/2014 (e)	425	393	9.25%, 12/15/2017 (d)	1,900	1,957
8.75%, 5/ 1/2014	613	623	Fisher Communications Inc
10.00%, 5/ 1/2015	13	14	8.63%, 9/15/2014	700	676
Sotheby's			Nexstar Broadcasting Inc
7.75%, 6/15/2015	250	246	0.50%, 1/15/2014 (d)(e)	749	599
		1,276	7.00%, 1/15/2014	247	198
Auto - Car & Light Trucks (0.41%)			XM Satellite Radio Inc
Ford Motor Co			11.25%, 6/15/2013 (d)	1,795	1,921
9.22%, 9/15/2021	500	491	13.00%, 8/ 1/2013 (d)	1,840	2,019
8.90%, 1/15/2032	325	294			14,007
7.75%, 6/15/2043	500	390	Building - Residential & Commercial (0.82%)
9.98%, 2/15/2047	1,390	1,390	Beazer Homes USA Inc
Motors Liquidation Co			8.38%, 4/15/2012	125	122
0.00%, 7/15/2023 (a)	1,000	278	DR Horton Inc
0.00%, 9/ 1/2025 (a)	700	185	5.63%, 9/15/2014	1,750	1,698
0.00%, 5/ 1/2028 (a)	150	40	K Hovnanian Enterprises Inc
0.00%, 7/15/2033 (a)	5,050	1,414	10.63%, 10/15/2016 (d)	1,750	1,864
0.00%, 3/15/2036 (a)(e)	725	100	KB Home
		4,582	5.88%, 1/15/2015	415	390
			M/I Homes Inc
Auto - Medium & Heavy Duty Trucks (0.36%)			6.88%, 4/ 1/2012	1,335	1,295
Navistar International Corp			Meritage Homes Corp
8.25%, 11/ 1/2021	3,995	4,035	7.00%, 5/ 1/2014	376	361
			6.25%, 3/15/2015	875	820
Auto/Truck Parts & Equipment - Replacement (0.38%)
			Standard Pacific Corp
Affinia Group Inc			10.75%, 9/15/2016	2,495	2,626
9.00%, 11/30/2014	2,425	2,383
10.75%, 8/15/2016 (d)	400	438			9,176
Exide Technologies			Building & Construction - Miscellaneous (0.13%)
10.50%, 3/15/2013	1,415	1,443	Dycom Investments Inc
		4,264	8.13%, 10/15/2015	1,490	1,401

Beverages - Non-Alcoholic (0.04%)			Building & Construction Products -
Cott Beverages Inc			Miscellaneous (0.97%)
8.38%, 11/15/2017 (d)	385	396	Gibraltar Industries Inc
			8.00%, 12/ 1/2015 (e)	300	293
Beverages - Wine & Spirits (0.19%)			Ply Gem Industries Inc
Constellation Brands Inc			11.75%, 6/15/2013	5,190	5,281
8.38%, 12/15/2014	1,000	1,070	13.13%, 7/15/2014 (d)	2,340	2,340

Schedule of Investments
High Yield Fund I
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Building & Construction Products -			Casino Hotels (continued)
Miscellaneous (continued)			MGM Mirage (continued)
USG Corp			11.13%, 11/15/2017 (d)	$ 2,130 $	2,396
9.75%, 8/ 1/2014 (d)	$ 2,690 $	2,851	11.38%, 3/ 1/2018 (d)	350	331
		10,765	San Pasqual Casino
Building Products - Air & Heating (0.46%)			8.00%, 9/15/2013 (d)	2,851	2,723
Goodman Global Group Inc			Seminole Hard Rock Entertainment Inc
0.00%, 12/15/2014 (a)(d)	8,835	5,124	2.75%, 3/15/2014 (d)(e)	2,450	2,162
			Wynn Las Vegas LLC / Wynn Las Vegas
Building Products - Cement & Aggregate (0.03%)			Capital Corp
US Concrete Inc			6.63%, 12/ 1/2014	1,000	957
8.38%, 4/ 1/2014	500	347			29,862
			Casino Services (0.40%)
Building Products - Wood (0.03%)			Choctaw Resort Development Enterprise
Masco Corp			7.25%, 11/15/2019 (d)	655	458
6.13%, 10/ 3/2016	305	294
			Peninsula Gaming LLC
			8.38%, 8/15/2015 (d)	1,840	1,868
Cable/Satellite TV (1.66%)
Cablevision Systems Corp			10.75%, 8/15/2017 (d)	2,060	2,101
8.63%, 9/15/2017 (d)	740	766			4,427
CCO Holdings LLC / CCO Holdings Capital			Cellular Telecommunications (1.88%)
Corp			Cricket Communications Inc
8.75%, 11/15/2013	2,000	2,028	9.38%, 11/ 1/2014	1,250	1,244
Cequel Communications Holdings I LLC and			7.75%, 5/15/2016	4,210	4,236
Cequel Capital Corp
8.63%, 11/15/2017 (d)	2,155	2,155	iPCS Inc
			2.41%, 5/ 1/2013 (e)	550	511
Charter Communications Operating LLC /
Charter Communications Operating Capital			MetroPCS Wireless Inc
10.87%, 9/15/2014 (d)(e)	1,800	2,016	9.25%, 11/ 1/2014	8,255	8,307
DISH DBS Corp			9.25%, 11/ 1/2014	200	201
6.63%, 10/ 1/2014	1,000	992	Nextel Communications Inc
7.75%, 5/31/2015	600	618	6.88%, 10/31/2013	2,200	2,051
7.88%, 9/ 1/2019	6,050	6,247	7.38%, 8/ 1/2015	2,750	2,482
Kabel Deutschland GmbH			NII Capital Corp
10.63%, 7/ 1/2014	500	522	10.00%, 8/15/2016 (d)	725	758
Mediacom LLC / Mediacom Capital Corp			8.88%, 12/15/2019 (d)	1,195	1,189
9.13%, 8/15/2019 (d)	537	537			20,979
UPC Holding BV			Chemicals - Diversified (0.18%)
9.88%, 4/15/2018 (d)	2,450	2,591	Reichhold Industries Inc
		18,472	9.00%, 8/15/2014 (d)	860	757
Casino Hotels (2.68%)			Westlake Chemical Corp
Harrah's Operating Co Inc			6.63%, 1/15/2016	1,310	1,248
5.63%, 6/ 1/2015	2,690	1,648			2,005
10.75%, 2/ 1/2016	9,025	7,468	Chemicals - Plastics (0.22%)
11.25%, 6/ 1/2017	1,100	1,169	PolyOne Corp
10.00%, 12/15/2018	3,400	2,703	8.88%, 5/ 1/2012	2,400	2,503
Mandalay Resort Group
6.38%, 12/15/2011	900	862	Chemicals - Specialty (1.18%)
MGM Mirage			Ashland Inc
6.75%, 9/ 1/2012	1,000	922	9.13%, 6/ 1/2017 (d)	500	545
6.75%, 4/ 1/2013	2,360	2,148	Huntsman International LLC
10.38%, 5/15/2014 (d)	2,120	2,327	7.88%, 11/15/2014	1,620	1,563
6.63%, 7/15/2015	531	439	MacDermid Inc
7.50%, 6/ 1/2016	1,925	1,607	9.50%, 4/15/2017 (d)	5,645	5,702

Schedule of Investments
High Yield Fund I
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Chemicals - Specialty (continued)			Computer Services (continued)
Momentive Performance Materials Inc			SunGard Data Systems Inc
12.50%, 6/15/2014 (d)	$ 4,720 $	5,286	9.13%, 8/15/2013	$ 700 $	712
		13,096	10.63%, 5/15/2015	2,165	2,355

Circuit Boards (0.16%)			10.25%, 8/15/2015	4,805	4,985
Viasystems Inc			Unisys Corp
12.00%, 1/15/2015 (d)	1,702	1,821	14.25%, 9/15/2015 (d)	802	946
					9,360

Coal (0.58%)			Computers - Memory Devices (0.16%)
Arch Coal Inc			Seagate Technology HDD Holdings
8.75%, 8/ 1/2016 (d)	1,050	1,118	6.80%, 10/ 1/2016	1,750	1,743
Arch Western Finance LLC
6.75%, 7/ 1/2013	4,660	4,613	Consumer Products - Miscellaneous (0.11%)
Massey Energy Co			Jarden Corp
6.88%, 12/15/2013	200	199	7.50%, 1/15/2020	270	272
Murray Energy Corp			Scotts Miracle-Gro Co/The
10.25%, 10/15/2015 (d)	500	509	7.25%, 1/15/2018	228	232
		6,439	Yankee Acquisition Corp/MA
Commercial Banks (0.39%)			8.50%, 2/15/2015	700	700
Barclays Bank PLC					1,204
7.43%, 12/15/2017 (d)(e)	600	566	Containers - Metal & Glass (0.33%)
5.93%, 12/31/2049 (d)(e)	800	670	Ball Corp
Lloyds Banking Group PLC			7.13%, 9/ 1/2016	1,165	1,215
6.66%, 1/21/2049 (d)	920	552	6.63%, 3/15/2018	520	524
6.41%, 9/19/2049 (d)	1,295	751	BWAY Corp
6.27%, 11/29/2049 (d)(e)	3,080	1,848	10.00%, 4/15/2014 (d)	575	607
		4,387	Impress Holdings BV
			3.38%, 9/15/2013 (d)(e)	600	571
Commercial Services (0.71%)
			Owens-Brockway Glass Container Inc
Ceridian Corp			8.25%, 5/15/2013	750	765
11.25%, 11/15/2015 (e)	1,060	1,033
					3,682
12.25%, 11/15/2015	4,074	3,951
DI Finance/DynCorp International			Containers - Paper & Plastic (1.35%)
9.50%, 2/15/2013	1,340	1,357	AEP Industries Inc
Iron Mountain Inc			7.88%, 3/15/2013	1,021	1,001
8.00%, 6/15/2020	1,000	1,015	Berry Plastics Corp
8.38%, 8/15/2021	500	519	8.88%, 9/15/2014	1,912	1,845
		7,875	8.88%, 9/15/2014 (d)	1,003	968
			8.25%, 11/15/2015 (d)	630	636
Commercial Services - Finance (0.80%)
			Constar International Inc
ACE Cash Express Inc			3.65%, 2/15/2012 (e)	2,150	1,785
10.25%, 10/ 1/2014 (c)(d)	1,250	975
			Intertape Polymer US Inc
Cardtronics Inc			8.50%, 8/ 1/2014	350	298
9.25%, 8/15/2013	3,495	3,582
			Jefferson Smurfit Corp US
9.25%, 8/15/2013	1,585	1,625	0.00%, 10/ 1/2012 (a)	3,585	2,993
Deluxe Corp			Plastipak Holdings Inc
7.38%, 6/ 1/2015	650	619	8.50%, 12/15/2015 (d)	1,000	1,020
Lender Processing Services Inc			Smurfit-Stone Container Enterprises Inc
8.13%, 7/ 1/2016	1,950	2,079	0.00%, 7/ 1/2012 (a)	865	729
		8,880	0.00%, 3/15/2017 (a)	2,475	2,060
Computer Services (0.84%)			Solo Cup Co
Stream Global Services Inc			10.50%, 11/ 1/2013	375	394
11.25%, 10/ 1/2014 (d)	350	362

Schedule of Investments
High Yield Fund I
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Containers - Paper & Plastic (continued)			Diversified Financial Services (continued)
Solo Cup Co (continued)			CIT Group Inc
8.50%, 2/15/2014	$ 1,320 $	1,274	7.00%, 5/ 1/2014	$ 1,928 $	1,726
		15,003	7.00%, 5/ 1/2015	3,428	2,983
Cosmetics & Toiletries (0.05%)			7.00%, 5/ 1/2016	8,764	7,537
Revlon Consumer Products Corp			7.00%, 5/ 1/2017	12,059	10,280
9.75%, 11/15/2015 (d)	555	572			22,988
			Diversified Manufacturing Operations (0.65%)
Cruise Lines (0.13%)			Harland Clarke Holdings Corp
Royal Caribbean Cruises Ltd			6.00%, 5/15/2015 (e)	2,150	1,747
6.88%, 12/ 1/2013	106	105	9.50%, 5/15/2015	1,625	1,503
11.88%, 7/15/2015	696	813	JB Poindexter & Co Inc
7.25%, 6/15/2016	502	489	8.75%, 3/15/2014	1,615	1,369
		1,407	Koppers Inc
Data Processing & Management (0.80%)			7.88%, 12/ 1/2019 (d)	125	127
First Data Corp			RBS Global Inc / Rexnord LLC
9.88%, 9/24/2015	1,400	1,250	9.50%, 8/ 1/2014	850	852
10.55%, 9/24/2015	9,019	7,666	9.50%, 8/ 1/2014 (d)	693	695
		8,916	SPX Corp
			7.63%, 12/15/2014	900	934
Dialysis Centers (0.13%)					7,227
DaVita Inc
6.63%, 3/15/2013	1,500	1,504	Diversified Minerals (0.10%)
			FMG Resources August 2006 Pty Ltd
Distribution & Wholesale (0.40%)			10.63%, 9/ 1/2016 (d)	1,000	1,133
ACE Hardware Corp
9.13%, 6/ 1/2016 (d)	2,000	2,140	Diversified Operations (0.25%)
American Tire Distributors Inc			Kansas City Southern Railway
6.50%, 4/ 1/2012 (e)	250	207	8.00%, 6/ 1/2015	750	772
10.75%, 4/ 1/2013	399	364	Spectrum Brands Inc
Intcomex Inc			12.00%, 8/28/2019	817	846
13.25%, 12/15/2014 (d)	370	363	Susser Holdings LLC / Susser Finance Corp
McJunkin Red Man Corp			10.63%, 12/15/2013	1,150	1,197
9.50%, 12/15/2016 (d)	1,345	1,342			2,815
		4,416	Diversified Operations & Commercial Services (0.52%)
Diversified Banking Institutions (3.17%)			Ford Holdings LLC
Credit Agricole SA			9.38%, 3/ 1/2020	1,905	1,915
6.64%, 5/31/2049 (d)(e)	1,500	1,292	9.30%, 3/ 1/2030	3,868	3,829
GMAC Inc					5,744
7.00%, 2/ 1/2012	1,000	992	E-Commerce - Services (0.11%)
0.00%, 12/ 1/2012 (a)	1,300	1,027	NetFlix Inc
7.50%, 12/31/2013	200	199	8.50%, 11/15/2017 (d)	1,175	1,240
2.46%, 12/ 1/2014	389	327
6.75%, 12/ 1/2014	4,925	4,790	Electric - Generation (1.40%)
0.00%, 6/15/2015 (a)	1,650	965	Edison Mission Energy
8.00%, 12/31/2018	10,225	9,663	7.50%, 6/15/2013	350	332
8.00%, 11/ 1/2031	16,756	16,044	7.75%, 6/15/2016	1,600	1,376
		35,299	7.00%, 5/15/2017	3,690	2,915
			7.20%, 5/15/2019	3,850	2,984
Diversified Financial Services (2.06%)			7.63%, 5/15/2027	7,540	5,542
CEDC Finance Corp International Inc			Homer City Funding LLC
9.13%, 12/ 1/2016 (d)	440	462	8.14%, 10/ 1/2019	920	926

Schedule of Investments
High Yield Fund I
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Electric - Generation (continued)			Finance - Auto Loans (continued)
Midwest Generation LLC			Ford Motor Credit Co LLC (continued)
8.56%, 1/ 2/2016	$ 1,523 $	1,538	8.13%, 1/15/2020	$ 10,490 $	10,561
		15,613			24,623
Electric - Integrated (1.54%)			Finance - Consumer Loans (2.19%)
Calpine Construction Finance Co LP and			American General Finance Corp
CCFC Finance Corp			5.38%, 10/ 1/2012	2,675	2,214
8.00%, 6/ 1/2016 (d)	750	765	5.85%, 6/ 1/2013	9,230	7,535
Energy Future Holdings Corp			5.40%, 12/ 1/2015	3,690	2,627
10.88%, 11/ 1/2017	550	435	6.90%, 12/15/2017	9,680	7,061
11.25%, 11/ 1/2017	14,570	10,709	SLM Corp
10.00%, 1/15/2020 (d)	995	1,022	0.55%, 1/27/2014 (e)	375	306
Ipalco Enterprises Inc			5.38%, 5/15/2014	950	861
7.25%, 4/ 1/2016 (d)	1,745	1,771	5.05%, 11/14/2014	1,666	1,470
Mirant Americas Generation LLC			5.00%, 4/15/2015	300	260
8.50%, 10/ 1/2021	1,500	1,440
North American Energy Alliance LLC/North			5.00%, 6/15/2018	103	83
American Energy Alliance Finance Corp			8.45%, 6/15/2018	1,974	1,934
10.88%, 6/ 1/2016 (d)	455	489			24,351
Public Service Co of New Mexico			Finance - Mortgage Loan/Banker (0.15%)
7.95%, 5/15/2018	200	212
			Countrywide Capital III
Texas Competitive Electric Holdings Co LLC			8.05%, 6/15/2027	1,775	1,722
10.25%, 11/ 1/2015 (e)	450	352
		17,195	Finance - Other Services (0.03%)
Electronic Components - Miscellaneous (0.83%)			Pinnacle Foods Finance LLC / Pinnacle Foods
Flextronics International Ltd			Finance Corp
6.50%, 5/15/2013	494	499	9.25%, 4/ 1/2015 (d)	295	296

6.25%, 11/15/2014	733	728	Firearms & Ammunition (0.08%)
NXP BV / NXP Funding LLC			Colt Defense LLC / Colt Finance Corp
3.00%, 10/15/2013 (e)	1,850	1,545	8.75%, 11/15/2017 (d)	850	852
7.88%, 10/15/2014	5,605	4,988
Sanmina-SCI Corp			Food - Canned (0.04%)
6.75%, 3/ 1/2013	500	499	Bumble Bee Foods LLC
3.00%, 6/15/2014 (d)(e)	1,020	933	7.75%, 12/15/2015 (d)	420	422
		9,192
			Food - Meat Products (0.42%)
Electronic Components - Semiconductors (0.34%)
			JBS USA LLC / JBS USA Finance Inc
Advanced Micro Devices Inc			11.63%, 5/ 1/2014 (d)	1,657	1,864
8.13%, 12/15/2017 (d)	1,805	1,814
			Smithfield Foods Inc
Amkor Technology Inc			7.75%, 5/15/2013	955	919
7.75%, 5/15/2013	2,000	2,005
			7.75%, 7/ 1/2017	1,500	1,395
		3,819
			Tyson Foods Inc
Filtration & Separation Products (0.17%)			10.50%, 3/ 1/2014	450	520
Polypore Inc					4,698
8.75%, 5/15/2012	1,928	1,947
			Food - Miscellaneous/Diversified (0.23%)
Finance - Auto Loans (2.21%)			Chiquita Brands International Inc
Ford Motor Credit Co LLC			8.88%, 12/ 1/2015	1,250	1,269
3.00%, 1/13/2012 (e)	1,750	1,654	Dole Food Co Inc
7.80%, 6/ 1/2012	425	431	13.88%, 3/15/2014 (d)	377	450
7.00%, 10/ 1/2013	3,325	3,327	8.00%, 10/ 1/2016 (d)	775	802
8.70%, 10/ 1/2014	4,920	5,089			2,521
8.00%, 12/15/2016	3,540	3,561

Schedule of Investments
High Yield Fund I
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Food - Retail (0.47%)			Independent Power Producer (continued)
Ingles Markets Inc			NRG Energy Inc
8.88%, 5/15/2017	$ 2,530 $	2,621	7.25%, 2/ 1/2014	$ 1,375 $	1,380
SUPERVALU Inc			7.38%, 2/ 1/2016	3,920	3,900
7.50%, 11/15/2014	1,500	1,504	7.38%, 1/15/2017	5,000	4,969
Tops Markets LLC			RRI Energy Inc
10.13%, 10/15/2015 (d)	1,100	1,136	7.63%, 6/15/2014	2,100	2,016
		5,261	7.88%, 6/15/2017	1,500	1,429
Forestry (0.03%)					15,334
Potlatch Corp			Industrial Audio & Video Products (0.09%)
7.50%, 11/ 1/2019 (d)	360	371	Da-Lite Screen Co Inc
			9.50%, 5/15/2011	1,000	995
Funeral Services & Related Items (0.62%)
Service Corp International/US			Insurance Brokers (0.58%)
7.38%, 10/ 1/2014	350	353	HUB International Holdings Inc
7.00%, 6/15/2017	500	494	10.25%, 6/15/2015 (d)	4,250	3,984
7.50%, 4/ 1/2027	5,760	5,328	USI Holdings Corp
Stewart Enterprises Inc			4.15%, 11/15/2014 (c)(d)(e)	145	123
6.25%, 2/15/2013 (e)	700	684	9.75%, 5/15/2015 (d)	2,543	2,359
		6,859			6,466
Gambling (Non-Hotel) (0.92%)			Machinery - Construction & Mining (0.07%)
Isle of Capri Casinos Inc			Terex Corp
7.00%, 3/ 1/2014	1,500	1,333	8.00%, 11/15/2017	810	774
Mashantucket Western Pequot Tribe
0.00%, 11/15/2015 (a)(d)	2,520	769	Machinery - General Industry (0.04%)
Pokagon Gaming Authority			Milacron Inc
10.38%, 6/15/2014 (d)	5,329	5,562	10.00%, 8/ 1/2014 (b)(c)	45	45
Shingle Springs Tribal Gaming Authority			Stewart & Stevenson LLC
9.38%, 6/15/2015 (d)	3,245	2,563	10.00%, 7/15/2014	400	370
		10,227			415
Gas - Transportation (1.21%)			Machinery - Material Handling (0.05%)
Sabine Pass LNG LP			Columbus McKinnon Corp/NY
7.25%, 11/30/2013	1,000	935	8.88%, 11/ 1/2013	525	537
7.50%, 11/30/2016	14,145	12,501
		13,436	Medical - Biomedical/Gene (0.10%)
			FMC Finance III SA
Hotels & Motels (0.07%)			6.88%, 7/15/2017	592	611
Starwood Hotels & Resorts Worldwide Inc			Talecris Biotherapeutics Holdings Corp
7.88%, 10/15/2014	770	820	7.75%, 11/15/2016 (d)	500	510
					1,121
Housewares (0.02%)
Libbey Glass Inc			Medical - Drugs (0.28%)
10.00%, 2/15/2015 (d)(f)	215	218	Elan Finance PLC/Elan Finance Corp
			4.27%, 11/15/2011 (e)	1,200	1,128
Human Resources (0.08%)			4.38%, 12/ 1/2013 (e)	250	219
Team Health Inc			8.75%, 10/15/2016 (d)	1,800	1,759
11.25%, 12/ 1/2013	847	889			3,106

Independent Power Producer (1.38%)			Medical - HMO (0.09%)
Calpine Corp			Multiplan Inc
7.25%, 10/15/2017 (d)	1,084	1,043	10.38%, 4/15/2016 (d)	937	965
Mirant North America LLC
7.38%, 12/31/2013	600	597

Schedule of Investments
High Yield Fund I
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Medical - Hospitals (2.61%)			Mining Services (0.04%)
Community Health Systems Inc			Noranda Aluminium Acquisition Corp
8.88%, 7/15/2015	$ 2,000 $	2,067	5.27%, 5/15/2015 (e)	$ 534 $	415
HCA Inc/DE
5.75%, 3/15/2014	441	405	Miscellaneous Manufacturers (0.03%)
9.13%, 11/15/2014	3,760	3,920	Trimas Corp
6.38%, 1/15/2015	1,058	976	9.75%, 12/15/2017 (d)	300	299
9.25%, 11/15/2016	6,795	7,169
			Money Center Banks (0.09%)
8.50%, 4/15/2019 (d)	1,263	1,336
			BankAmerica Capital II
7.50%, 12/15/2023	875	796	8.00%, 12/15/2026	142	136
7.69%, 6/15/2025	1,430	1,316	BankAmerica Institutional Capital B
7.05%, 12/ 1/2027	465	393	7.70%, 12/31/2026 (d)	525	491
Health Management Associates Inc			NB Capital Trust IV
6.13%, 4/15/2016	1,000	932	8.25%, 4/15/2027	400	391
IASIS Healthcare LLC / IASIS Capital Corp					1,018
8.75%, 6/15/2014	750	761
Tenet Healthcare Corp			Multi-Line Insurance (0.35%)
9.00%, 5/ 1/2015 (d)	125	132	American International Group Inc
10.00%, 5/ 1/2018 (d)	125	139	8.18%, 5/15/2068	4,175	2,808
8.88%, 7/ 1/2019 (d)	2,750	2,929	Nationwide Mutual Insurance Co
			8.25%, 12/ 1/2031 (d)	396	397
Vanguard Health Holding Co II LLC
9.00%, 10/ 1/2014	2,850	2,978	9.38%, 8/15/2039 (d)	600	677
Vanguard Health Holding Co II LLC/Vanguard					3,882
Holding Co II Inc			Multimedia (0.13%)
8.00%, 2/ 1/2018 (d)	2,900	2,831	Quebecor Media Inc
		29,080	7.75%, 3/15/2016	1,500	1,500
Medical - Outpatient & Home Medical Care (0.54%)
National Mentor Holdings Inc			Music (0.54%)
11.25%, 7/ 1/2014	2,385	2,385	WMG Acquisition Corp
NMH Holdings Inc			7.38%, 4/15/2014	2,260	2,192
6.63%, 6/15/2014 (d)(e)	4,803	3,627	9.50%, 6/15/2016 (d)	2,705	2,901
		6,012	WMG Holdings Corp
			9.50%, 12/15/2014	950	960
Medical Instruments (0.03%)					6,053
Accellent Inc
8.38%, 2/ 1/2017 (d)	300	303	Mutual Insurance (0.85%)
			Liberty Mutual Group Inc
Medical Products (0.25%)			7.50%, 8/15/2036 (d)	900	859
Biomet Inc			7.80%, 3/15/2037 (d)	800	688
10.00%, 10/15/2017	2,400	2,610	10.75%, 6/15/2058 (d)(e)	7,225	7,948
DJO Finance LLC / DJO Finance Corp					9,495
10.88%, 11/15/2014 (d)	175	186
		2,796	Non-Hazardous Waste Disposal (0.05%)
			WCA Waste Corp
Metal - Aluminum (0.06%)			9.25%, 6/15/2014 (c)	500	507
CII Carbon LLC
11.13%, 11/15/2015 (c)(d)	633	639	Oil - Field Services (0.44%)
			Forbes Energy Services LLC / Forbes Energy
Metal Processors & Fabrication (0.07%)			Capital Inc
Wolverine Tube Inc			11.00%, 2/15/2015	1,000	963
15.00%, 3/31/2012 (c)	1,021	766	Helix Energy Solutions Group Inc
			9.50%, 1/15/2016 (d)	2,363	2,422

Schedule of Investments
High Yield Fund I
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Oil - Field Services (continued)			Oil Refining & Marketing (continued)
Key Energy Services Inc			Holly Corp
8.38%, 12/ 1/2014	$ 1,500 $	1,500	9.88%, 6/15/2017 (d)	$ 690 $	731
		4,885	Tesoro Corp/Texas
			6.63%, 11/ 1/2015	500	484
Oil & Gas Drilling (0.17%)
			Western Refining Inc
Gibson Energy ULC / GEP Midstream Finance			10.75%, 6/15/2014 (d)(e)	665	605
Corp
11.75%, 5/27/2014 (d)	925	1,006	11.25%, 6/15/2017 (d)	665	605
10.00%, 1/15/2018 (d)	875	864			3,800
		1,870	Paper & Related Products (1.67%)
Oil Company - Exploration & Production (2.83%)			Abitibi-Consolidated Co of Canada
Antero Resources Finance Corp			0.00%, 4/ 1/2011 (a)(d)	1,387	1,422
9.38%, 12/ 1/2017 (d)	175	183	0.00%, 4/ 1/2015 (a)	1,100	236
Atlas Energy Operating Co LLC / Atlas Energy			Bowater Canada Finance Corp
Finance Corp			0.00%, 11/15/2011 (a)	700	268
10.75%, 2/ 1/2018	1,055	1,158	Cascades Inc
Bill Barrett Corp			7.75%, 12/15/2017 (d)	520	530
9.88%, 7/15/2016	1,950	2,096	7.88%, 1/15/2020 (d)	500	509
Chesapeake Energy Corp			Domtar Corp
7.50%, 9/15/2013	700	711	7.13%, 8/15/2015	1,700	1,700
9.50%, 2/15/2015	1,105	1,204	Georgia-Pacific LLC
6.88%, 1/15/2016	5,505	5,422	7.00%, 1/15/2015 (d)	3,435	3,504
7.25%, 12/15/2018	735	731	7.13%, 1/15/2017 (d)	2,050	2,101
Cimarex Energy Co			NewPage Corp
7.13%, 5/ 1/2017	2,480	2,471	11.38%, 12/31/2014	4,350	4,209
Encore Acquisition Co			PE Paper Escrow GmbH
6.00%, 7/15/2015	1,000	1,004	12.00%, 8/ 1/2014 (d)	3,725	4,116
7.25%, 12/ 1/2017	1,250	1,256			18,595
Forest Oil Corp			Petrochemicals (0.11%)
7.25%, 6/15/2019	3,490	3,508	Sterling Chemicals Inc
Newfield Exploration Co			10.25%, 4/ 1/2015	1,250	1,206
6.63%, 9/ 1/2014	930	939
7.13%, 5/15/2018	500	506	Pharmacy Services (0.15%)
6.88%, 2/ 1/2020	750	748	Omnicare Inc
Penn Virginia Corp			6.88%, 12/15/2015	1,700	1,662
10.38%, 6/15/2016	610	672
Pioneer Natural Resources Co			Photo Equipment & Supplies (0.02%)
6.65%, 3/15/2017	325	319	Eastman Kodak Co
Quicksilver Resources Inc			7.25%, 11/15/2013	250	224
11.75%, 1/ 1/2016	850	980
Range Resources Corp			Pipelines (3.18%)
7.50%, 5/15/2016	2,933	3,014	Copano Energy LLC / Copano Energy Finance
7.25%, 5/ 1/2018	50	51	Corp
			7.75%, 6/ 1/2018	1,000	996
Swift Energy Co
7.13%, 6/ 1/2017	1,500	1,436	Dynegy Holdings Inc
			7.50%, 6/ 1/2015	100	89
8.88%, 1/15/2020	650	679
			7.13%, 5/15/2018	2,250	1,789
W&T Offshore Inc
8.25%, 6/15/2014 (d)	2,500	2,400	Dynegy Roseton/Danskammer Pass Through
			Trust Series B
		31,488	7.67%, 11/ 8/2016	8,588	8,502
Oil Refining & Marketing (0.34%)			El Paso Corp
Alon Refining Krotz Springs Inc			7.88%, 6/15/2012	500	529
13.50%, 10/15/2014 (d)	1,494	1,375	6.88%, 6/15/2014	500	513
			8.25%, 2/15/2016	1,595	1,719

Schedule of Investments
High Yield Fund I
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Pipelines (continued)			Publishing - Periodicals (continued)
El Paso Corp (continued)			Nielsen Finance LLC / Nielsen Finance Co
7.25%, 6/ 1/2018	$ 1,000 $	1,028	(continued)
7.80%, 8/ 1/2031	7,745	7,699	0.00%, 8/ 1/2016 (e)	$ 3,020 $	2,763
Holly Energy Partners LP					6,672
6.25%, 3/ 1/2015	2,650	2,557	Racetracks (0.13%)
MarkWest Energy Partners LP / MarkWest			Speedway Motorsports Inc
Energy Finance Corp			8.75%, 6/ 1/2016	1,400	1,488
6.88%, 11/ 1/2014	2,305	2,259

8.75%, 4/15/2018	3,305	3,437	Radio (0.29%)
Regency Energy Partners LP/Regency Energy			Salem Communications Corp
Finance Corp			9.63%, 12/15/2016 (d)	450	475
8.38%, 12/15/2013	2,225	2,325
			Sirius Satellite Radio Inc
Targa Resources Partners LP / Targa Resources			9.63%, 8/ 1/2013	1,325	1,352
Partners Finance Corp
8.25%, 7/ 1/2016	1,250	1,269	Sirius XM Radio Inc
			9.75%, 9/ 1/2015 (d)	1,300	1,384
Williams Partners LP / Williams Partners
Finance Corp					3,211
7.25%, 2/ 1/2017	606	679	Real Estate Management & Services (0.53%)
		35,390	Realogy Corp
Printing - Commercial (0.55%)			10.50%, 4/15/2014	6,985	5,937
Cadmus Communications Corp
8.38%, 6/15/2014	600	525	Regional Banks (0.20%)
Cenveo Corp			NB Capital Trust II
7.88%, 12/ 1/2013	1,000	955	7.83%, 12/15/2026	200	189
10.50%, 8/15/2016 (d)	1,500	1,575	Wachovia Capital Trust III
			5.80%, 3/29/2049	2,669	2,063
Sheridan Group Inc/The
10.25%, 8/15/2011	500	465			2,252
Valassis Communications Inc			REITS - Diversified (0.04%)
8.25%, 3/ 1/2015	2,600	2,587	DuPont Fabros Technology LP
		6,107	8.50%, 12/15/2017 (d)	400	410

Property & Casualty Insurance (0.12%)			REITS - Healthcare (0.49%)
Crum & Forster Holdings Corp
7.75%, 5/ 1/2017	750	739	Ventas Realty LP/Ventas Capital Corp
			7.13%, 6/ 1/2015	3,237	3,270
Fairfax Financial Holdings Ltd
7.75%, 6/15/2017	615	624	6.50%, 6/ 1/2016	525	509
		1,363	6.50%, 6/ 1/2016	1,025	994
			6.75%, 4/ 1/2017	650	637
Publishing - Books (0.28%)					5,410
Cengage Learning Acquisitions Inc
10.50%, 1/15/2015 (d)(e)	3,175	3,072	REITS - Hotels (0.32%)
			Host Hotels & Resorts LP
Publishing - Newspapers (0.70%)			7.13%, 11/ 1/2013	1,500	1,511
Block Communications Inc			6.75%, 6/ 1/2016	2,120	2,073
8.25%, 12/15/2015 (d)	2,785	2,757			3,584

Gannett Co Inc			REITS - Regional Malls (0.08%)
8.75%, 11/15/2014 (d)	1,465	1,524
			Rouse Co LP / TRC Co-Issuer Inc
9.38%, 11/15/2017 (d)	3,365	3,533	0.00%, 5/ 1/2013 (a)(d)	302	305
		7,814	Rouse Co LP/The
Publishing - Periodicals (0.60%)			0.00%, 11/26/2013 (a)	625	613
Nielsen Finance LLC / Nielsen Finance Co					918
11.50%, 5/ 1/2016	3,490	3,909

Schedule of Investments
High Yield Fund I
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Rental - Auto & Equipment (1.61%)			Retail - Discount (0.07%)
Hertz Corp/The			Dollar General Corp
10.50%, 1/ 1/2016	$ 1,635 $	1,713	11.88%, 7/15/2017	$ 140 $	161
RSC Equipment Rental Inc			HSN Inc
9.50%, 12/ 1/2014	3,452	3,495	11.25%, 8/ 1/2016	500	564
RSC Equipment Rental Inc/RSC Holdings III					725
LLC
10.25%, 11/15/2019 (d)	4,560	4,731	Retail - Drug Store (0.84%)
United Rentals North America Inc			Rite Aid Corp
7.75%, 11/15/2013	3,275	3,189	9.75%, 6/12/2016	1,760	1,883
10.88%, 6/15/2016	4,425	4,829	10.38%, 7/15/2016	2,775	2,928
		17,957	7.50%, 3/ 1/2017	2,650	2,438
			10.25%, 10/15/2019 (d)	1,945	2,057
Research & Development (0.01%)					9,306
Catalent Pharma Solutions Inc
9.50%, 4/15/2015	169	158	Retail - Propane Distribution (1.63%)
			Amerigas Partners LP
Resorts & Theme Parks (0.17%)			7.25%, 5/20/2015	1,125	1,142
Six Flags Operations Inc			AmeriGas Partners LP / AmeriGas Eagle
0.00%, 7/15/2016 (a)(d)	1,773	1,941	Finance Corp
			7.13%, 5/20/2016	2,370	2,400
Retail - Apparel & Shoe (0.72%)			Ferrellgas Escrow LLC / Ferrellgas Finance
Burlington Coat Factory Investment Holdings			Escrow Corp
Inc			6.75%, 5/ 1/2014	3,125	3,078
14.50%, 10/15/2014	770	770	Ferrellgas Partners LP
Burlington Coat Factory Warehouse Corp			6.75%, 5/ 1/2014	4,795	4,723
11.13%, 4/15/2014	4,100	4,213	9.13%, 10/ 1/2017 (d)	3,040	3,230
Collective Brands Inc			Ferrellgas Partners LP / Ferrellgas Partners
8.25%, 8/ 1/2013	2,091	2,135	Finance Corp
Ltd Brands Inc			8.75%, 6/15/2012	1,810	1,814
8.50%, 6/15/2019 (d)	500	545	Inergy LP/Inergy Finance Corp
Phillips-Van Heusen Corp			6.88%, 12/15/2014	525	524
7.75%, 11/15/2023	350	351	8.25%, 3/ 1/2016	1,250	1,278
		8,014			18,189
Retail - Arts & Crafts (0.45%)			Retail - Regional Department Store (0.45%)
Michaels Stores Inc			Macy's Retail Holdings Inc
11.38%, 11/ 1/2016	1,250	1,300	7.00%, 2/15/2028	1,565	1,432
13.00%, 11/ 1/2016 (e)	4,500	3,724	6.90%, 4/ 1/2029	2,890	2,644
		5,024	6.38%, 3/15/2037	1,045	920
Retail - Auto Parts (0.17%)					4,996
PEP Boys-Manny Moe & Jack			Retail - Restaurants (0.35%)
7.50%, 12/15/2014	1,995	1,865	Landry's Restaurants Inc
			11.63%, 12/ 1/2015 (d)	655	701
Retail - Automobile (0.13%)			O'Charleys Inc
United Auto Group			9.00%, 11/ 1/2013	1,629	1,625
7.75%, 12/15/2016	1,500	1,444	OSI Restaurant Partners Inc
			10.00%, 6/15/2015	940	890
Retail - Bookstore (0.13%)			Real Mex Restaurants Inc
Nebraska Book Co Inc			14.00%, 1/ 1/2013	700	681
10.00%, 12/ 1/2011 (d)	272	278			3,897
8.63%, 3/15/2012	1,315	1,190
		1,468	Retail - Toy Store (0.56%)
			Toys R US Inc
			7.88%, 4/15/2013	1,250	1,272

Schedule of Investments
High Yield Fund I
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Retail - Toy Store (continued)			Special Purpose Entity (continued)
Toys R Us Property Co I LLC			FireKeepers Development Authority
10.75%, 7/15/2017 (d)	$ 3,570 $	3,954	13.88%, 5/ 1/2015 (d)	$ 4,440 $	5,084
Toys R Us Property Co LLC			LBI Media Inc
8.50%, 12/ 1/2017 (d)	1,020	1,050	8.50%, 8/ 1/2017 (d)	1,000	850
		6,276	Milacron Escrow Corp
			0.00%, 5/15/2011 (a)(c)	188	9
Retail - Video Rental (0.12%)
			Universal City Development Partners Ltd
Blockbuster Inc			8.88%, 11/15/2015 (d)	415	418
11.75%, 10/ 1/2014 (d)	1,800	1,314
			10.88%, 11/15/2016 (d)	778	805

Retail - Vitamins & Nutritional Suppliments (0.33%)			UPC Germany GmbH
General Nutrition Centers Inc			8.13%, 12/ 1/2017 (d)	440	444
5.18%, 3/15/2014 (e)	4,000	3,710	Wind Acquisition Holdings Finance SpA
			12.25%, 7/15/2017 (d)	775	744
Rubber - Tires (0.01%)					15,753
Goodyear Tire & Rubber Co/The			Steel - Producers (0.17%)
10.50%, 5/15/2016	133	144	Essar Steel Algoma Inc
			9.38%, 3/15/2015 (d)	410	412
Satellite Telecommunications (2.18%)			Steel Dynamics Inc
DigitalGlobe Inc			7.38%, 11/ 1/2012	750	767
10.50%, 5/ 1/2014 (d)	1,300	1,397	United States Steel Corp
Inmarsat Finance PLC			6.65%, 6/ 1/2037	870	737
7.38%, 12/ 1/2017 (d)	310	318
					1,916
Intelsat Bermuda Ltd
11.25%, 2/ 4/2017	2,300	2,334	Steel - Specialty (0.52%)
11.50%, 2/ 4/2017	2,780	2,822	California Steel Industries Inc
Intelsat Corp			6.13%, 3/15/2014	870	827
9.25%, 8/15/2014	2,178	2,222	Tube City IMS Corp
Intelsat Intermediate Holding Co Ltd			9.75%, 2/ 1/2015	5,060	5,009
9.50%, 2/ 1/2015 (e)	2,500	2,578			5,836

Intelsat Jackson Holdings Ltd			Steel Pipe & Tube (0.11%)
8.50%, 11/ 1/2019 (d)	1,580	1,615	Mueller Water Products Inc
Intelsat Ltd			7.38%, 6/ 1/2017	1,370	1,233
6.50%, 11/ 1/2013	1,535	1,451
Intelsat Subsidiary Holding Co Ltd			Telecommunication Equipment (0.20%)
8.50%, 1/15/2013	2,820	2,848	Avaya Inc
8.88%, 1/15/2015 (d)	155	158	9.75%, 11/ 1/2015 (d)	2,225	2,192
8.88%, 1/15/2015	2,675	2,742
Telesat Canada / Telesat LLC			Telecommunication Services (2.10%)
11.00%, 11/ 1/2015	3,350	3,744	Clearwire Communications LLC/Clearwire
		24,229	Finance Inc
			12.00%, 12/ 1/2015 (d)	10,325	10,377
Schools - Day Care (0.20%)			GCI Inc
Knowledge Learning Corp			8.63%, 11/15/2019 (d)	3,125	3,234
7.75%, 2/ 1/2015 (d)	2,310	2,218	Global Crossing Ltd
			12.00%, 9/15/2015 (d)	125	136
Special Purpose Entity (1.41%)			MasTec Inc
Capital One Capital V			7.63%, 2/ 1/2017	700	673
10.25%, 8/15/2039	3,625	4,150	PAETEC Holding Corp
Capital One Capital VI			8.88%, 6/30/2017	850	860
8.88%, 5/15/2040	350	364	8.88%, 6/30/2017 (d)	405	410
Chukchansi Economic Development Authority
8.00%, 11/15/2013 (d)	1,943	1,584	Qwest Corp
			7.88%, 9/ 1/2011	1,380	1,446
El Paso Performance-Linked Trust
7.75%, 7/15/2011 (d)	1,250	1,301	8.88%, 3/15/2012 (e)	750	805

Schedule of Investments
High Yield Fund I
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Telecommunication Services (continued)			Television (continued)
Qwest Corp (continued)			Univision Communications Inc
7.63%, 6/15/2015	$ 2,000 $	2,115	12.00%, 7/ 1/2014 (d)	$ 2,110 $	2,279
8.38%, 5/ 1/2016	1,050	1,150	Videotron Ltee
Telcordia Technologies Inc			6.88%, 1/15/2014	1,450	1,443
4.00%, 7/15/2012 (d)(e)	1,135	1,078	9.13%, 4/15/2018 (d)	320	344
Time Warner Telecom Holdings Inc			9.13%, 4/15/2018	1,685	1,820
9.25%, 2/15/2014	415	427			20,565
Wind Acquisition Finance SA
11.75%, 7/15/2017 (d)	600	652	Theaters (0.05%)
		23,363	Cinemark USA Inc
			8.63%, 6/15/2019	525	547
Telephone - Integrated (4.36%)
Cincinnati Bell Inc			Tobacco (0.10%)
8.25%, 10/15/2017	1,000	1,003	Alliance One International Inc
Citizens Communications Co			10.00%, 7/15/2016 (d)	1,000	1,060
7.13%, 3/15/2019	1,375	1,299
Frontier Communications Corp			Transport - Marine (0.29%)
8.25%, 5/ 1/2014	100	105	Navios Maritime Holdings Inc
9.00%, 8/15/2031	7,500	7,425	9.50%, 12/15/2014	667	663
Level 3 Financing Inc			Navios Maritime Holdings Inc / Navios
9.25%, 11/ 1/2014	3,710	3,478	Maritime Finance US Inc
8.75%, 2/15/2017	2,845	2,568	8.88%, 11/ 1/2017 (d)	1,000	1,035
			Teekay Corp
10.00%, 2/ 1/2018 (d)	3,410	3,188	8.50%, 1/15/2020	170	172
Qwest Capital Funding Inc			Ultrapetrol Bahamas Ltd
6.88%, 7/15/2028	1,830	1,574	9.00%, 11/24/2014	1,500	1,369
Qwest Communications International Inc					3,239
8.00%, 10/ 1/2015 (d)	460	476
7.13%, 4/ 1/2018 (d)	2,000	1,950	Transport - Rail (0.20%)
Sprint Capital Corp			Kansas City Southern de Mexico SA de CV
6.88%, 11/15/2028	12,330	9,679	7.63%, 12/ 1/2013	200	201
Sprint Nextel Corp			7.38%, 6/ 1/2014	194	191
6.00%, 12/ 1/2016	8,425	7,330	12.50%, 4/ 1/2016	1,075	1,256
Virgin Media Finance PLC			RailAmerica Inc
8.75%, 4/15/2014	202	208	9.25%, 7/ 1/2017	500	530
9.13%, 8/15/2016	2,260	2,350			2,178
9.50%, 8/15/2016	400	424	Transport - Services (0.12%)
8.38%, 10/15/2019	315	323	PHI Inc
Windstream Corp			7.13%, 4/15/2013	1,300	1,287
8.13%, 8/ 1/2013	1,230	1,291
8.63%, 8/ 1/2016	775	795	Transport - Truck (0.09%)
7.88%, 11/ 1/2017 (d)	1,650	1,629	Quality Distribution LLC/QD Capital Corp
7.00%, 3/15/2019	1,525	1,428	10.00%, 6/ 1/2013 (d)	1,000	960
		48,523
			Web Hosting & Design (0.05%)
Television (1.85%)			Terremark Worldwide Inc
Allbritton Communications Co			12.00%, 6/15/2017 (d)	500	554
7.75%, 12/15/2012	4,225	4,193
LIN Television Corp			Wire & Cable Products (0.16%)
6.50%, 5/15/2013	4,080	3,835	Belden Inc
Sinclair Television Group Inc			7.00%, 3/15/2017	400	389
9.25%, 11/ 1/2017 (d)	3,665	3,775	9.25%, 6/15/2019 (d)	400	426
Umbrella Acquisition Inc			General Cable Corp
9.75%, 3/15/2015 (d)	3,268	2,876	2.63%, 4/ 1/2015 (e)	750	667

Schedule of Investments
High Yield Fund I
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			SENIOR FLOATING RATE INTERESTS (continued)
Wire & Cable Products (continued)			Casino Services (0.07%)
General Cable Corp (continued)			HSP Gaming LP, Term Loan
7.13%, 4/ 1/2017	$ 250 $	246	11.25%, 8/20/2014 (e)	$ 750 $	745
		1,728
			Chemicals - Diversified (0.61%)
Wireless Equipment (0.11%)			Lyondell Chemical Co, DIP Term Loan
CC Holdings GS V LLC/Crown Castle GS III			5.79%, 2/ 3/2010 (e)	401	420
Corp
7.75%, 5/ 1/2017 (d)	650	700	6.56%, 2/ 3/2010 (e)	400	419
Crown Castle International Corp			Lyondell Chemical Co, Term Loan
9.00%, 1/15/2015	500	542	3.73%, 12/20/2013 (e)	96	70
		1,242	3.73%, 12/20/2013 (e)	197	142
			3.73%, 12/20/2013 (e)	619	448
TOTAL BONDS	$ 964,567		3.73%, 12/20/2014 (e)	356	257
SENIOR FLOATING RATE INTERESTS (8.32%)			3.98%, 12/20/2014 (e)	266	192
Airlines (0.38%)			3.98%, 12/20/2014 (e)	281	203
Delta Air Lines Inc, 1st Lien Term Loan			3.98%, 12/20/2014 (e)	281	203
0.09%, 4/30/2012 (e)	37	34	7.00%, 12/20/2014 (e)	1,076	778
2.25%, 4/30/2012 (e)	928	856	7.00%, 12/20/2014 (e)	1,076	778
2.25%, 4/30/2012 (e)	15	14	7.00%, 12/20/2014 (e)	3,962	2,865
UAL Inc, Term Loan B					6,775
2.25%, 2/ 1/2014 (e)	4,120	3,332
		4,236	Chemicals - Other (0.03%)
			BOC Edwards, 1st Lien Term Loan
Auto - Car & Light Trucks (0.72%)			2.26%, 5/13/2014 (e)	432	343
Ford, Term Loan B
3.24%, 12/16/2013 (e)	466	436	Chemicals - Specialty (0.17%)
3.26%, 12/16/2013 (e)	8,063	7,548	Millenium Chemical, 1st Lien Term Loan
		7,984	2.50%, 5/15/2014 (e)	1,990	1,869

Broadcasting Services & Programming (0.20%)			Data Processing & Management (0.55%)
Clear Channel Communications, Term Loan B			First Data Corp, Term Loan B1
3.88%, 1/29/2016 (e)	2,909	2,272	2.98%, 12/24/2014 (e)	1,025	886
			2.98%, 12/24/2014 (e)	688	594
Cable/Satellite TV (0.17%)
			3.00%, 12/24/2014 (e)	21	18
Cequel Communications LLC, PIK Term Loan B
6.25%, 5/ 5/2014 (e)	1,905	1,913	3.00%, 12/24/2014 (e)	37	32
			First Data Corp, Term Loan B2
Casino Hotels (0.32%)			3.00%, 9/24/2014 (e)	3,596	3,108
Fontainebleau Nevada Resorts, Term Loan			First Data Corp, Term Loan B3
0.00%, 6/ 6/2014 (a)(e)	563	115	3.00%, 9/24/2014 (e)	86	74
0.00%, 6/ 6/2014 (a)(e)	281	58	3.00%, 9/24/2014 (e)	1,627	1,403
Harrah's Operating Co Inc, Term Loan B1					6,115
3.25%, 1/28/2015 (e)	2,898	2,390	Diversified Financial Services (0.32%)
MGM Mirage Inc, Term Loan			Capmark Financial Group Inc, Term Loan
6.00%, 10/ 3/2011 (e)	500	481	4.75%, 3/23/2011 (e)	4,437	3,549
Venetian Macau, Term Loan B
4.76%, 5/ 5/2013 (e)	18	17	Diversified Manufacturing Operations (0.14%)
4.76%, 5/ 5/2013 (e)	34	32	Clarke American Corp, Term Loan
4.76%, 5/ 5/2013 (e)	124	118	2.73%, 4/ 1/2014 (e)	294	256
4.76%, 5/ 5/2013 (e)	326	310	2.75%, 4/ 1/2014 (e)	523	456
		3,521	2.75%, 4/ 1/2014 (e)	187	163
			2.75%, 4/ 1/2014 (e)	470	409
			Jacuzzi Brands Inc, 1st Lien Term Loan
			0.15%, 2/ 7/2014 (e)	24	19

Schedule of Investments
High Yield Fund I
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
SENIOR FLOATING RATE INTERESTS (continued)			SENIOR FLOATING RATE INTERESTS (continued)
Diversified Manufacturing Operations			Finance - Commercial (continued)
(continued)			CIT Group Holdings, Term Loan (continued)
Jacuzzi Brands Inc, 1st Lien Term Loan			13.00%, 1/20/2012 (e)	$ 112 $	115
(continued)
2.50%, 2/ 7/2014 (e)	$ 271 $	204	13.00%, 1/20/2012 (e)	360	371
		1,507	13.00%, 1/20/2012 (e)	360	371
			13.00%, 1/20/2012 (e)	360	371
Diversified Operations (0.38%)			13.00%, 1/20/2012 (e)	360	371
Reynolds American Inc, Term Loan			13.00%, 1/20/2012 (e)	360	371
0.00%, 10/28/2015 (e)(g)	500	542
					3,603
Spectrum Brands Inc, Term Loan
0.00%, 6/30/2012 (a)(g)	625	622	Food - Miscellaneous/Diversified (0.04%)
1.50%, 6/30/2012 (e)	138	137	Dole Foods Co, Term Loan Strip
8.00%, 6/30/2012 (e)	963	959	0.17%, 4/12/2013 (e)	53	54
8.00%, 6/30/2012 (e)	891	888	8.00%, 4/12/2013 (e)	4	4
8.00%, 6/30/2012 (e)	891	888	8.00%, 4/12/2013 (e)	21	21
8.00%, 6/30/2012 (e)	131	130	8.00%, 4/12/2013 (e)	89	90
8.75%, 6/30/2012 (e)	5	5	8.00%, 4/12/2013 (e)	110	110
		4,171	8.00%, 4/12/2013 (e)	171	173
					452
Electric - Integrated (0.65%)
Calpine Corp, Term Loan			Independent Power Producer (0.10%)
3.13%, 3/29/2014 (e)	3,291	3,105	NRG Opco, Term Loan
TXU Energy Co, Term Loan B1			0.15%, 2/ 1/2013 (e)	441	427
3.75%, 10/10/2014 (e)	5	4	1.98%, 2/ 1/2013 (e)	160	155
3.78%, 10/10/2014 (e)	486	398	2.00%, 2/ 1/2013 (e)	589	571
TXU Energy Co, Term Loan B3					1,153
3.73%, 10/10/2014 (e)	4,578	3,723
			Insurance Brokers (0.01%)
3.75%, 10/10/2014 (e)	40	33	USI Holdings Corp, Term Loan
		7,263	7.00%, 5/ 4/2014 (e)	160	156
Electric Products - Miscellaneous (0.04%)
TPF Generation Holdings LLC, 2nd Lien Term			Miscellaneous Manufacturers (0.08%)
Loan			Polymer Group Inc, Term Loan
4.48%, 12/15/2014 (e)	394	348	7.00%, 11/22/2012 (e)	970	922
4.50%, 12/15/2014 (e)	106	94
		442	Paper & Related Products (0.28%)
			Abitibi-Consolidated Co of Canada, Term Loan
Electric-Integrated (0.73%)			B
Texas Competitive Electric Holdings			11.00%, 3/31/2011 (e)	3,305	3,057
Company, Delay-Draw Term Loan DD
3.73%, 10/10/2014 (e)	10,051	8,092	Printing - Commercial (0.11%)
			Quebecor World Inc, Exit Term Loan
Electronic Components - Semiconductors (0.20%)			9.13%, 7/10/2012 (e)	858	866
Freescale Semiconductor Inc, Term Loan			9.13%, 7/10/2012 (e)	315	319
1.98%, 12/ 1/2013 (e)	1,466	1,315			1,185
12.50%, 12/15/2014 (e)	849	874
		2,189	Publishing - Periodicals (0.23%)
			Dex Media West LLC, Term Loan B1
Finance - Commercial (0.32%)			7.00%, 10/24/2014 (e)	233	228
CIT Group Holdings, Term Loan			7.00%, 10/24/2014 (e)	79	77
13.00%, 1/20/2012 (e)	1,306	1,344	7.00%, 10/24/2014 (e)	158	154
13.00%, 1/20/2012 (e)	56	58	Idearc Inc, Term Loan
13.00%, 1/20/2012 (e)	56	57	0.00%, 11/17/2014 (e)(g)	1,343	696
13.00%, 1/20/2012 (e)	56	58	11.00%, 12/31/2015 (e)	1,524	1,422
13.00%, 1/20/2012 (e)	56	58			2,577
13.00%, 1/20/2012 (e)	56	58

Schedule of Investments
High Yield Fund I
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
SENIOR FLOATING RATE INTERESTS (continued)			SENIOR FLOATING RATE INTERESTS (continued)
Radio (0.10%)			Television (0.40%)
Entercom Radio LLC, Term Loan			Newport Television, Term Loan
1.36%, 6/30/2012 (e)	$ 1,315 $	1,147	9.00%, 9/14/2016 (e)	$ 2,441 $	2,143
			9.00%, 9/14/2016 (e)	597	524
REITS - Mortgage (0.10%)			Newsday, Term Loan
Istar Financial Inc, 2nd Lien Term Loan			0.00%, 8/ 1/2013 (e)(g)	500	531
0.00%, 6/28/2011 (e)(g)	1,250	1,084	Univision, 1st Lien Term Loan
			2.50%, 9/29/2014 (e)	372	322
REITS - Regional Malls (0.25%)			2.50%, 9/29/2014 (e)	1,128	974
General Growth Properties, Term Loan					4,494
0.00%, 2/24/2010 (a)(g)	550	530
0.00%, 2/24/2010 (a)(g)	2,340	2,254	TOTAL SENIOR FLOATING RATE INTERESTS	$ 92,568
		2,784	REPURCHASE AGREEMENTS (2.60%)
Resorts & Theme Parks (0.08%)			Diversified Banking Institutions (2.60%)
Six Flags Entertainment Corp, Term Loan			Investment in Joint Trading Account; Bank
2.49%, 4/30/2015 (e)	870	855	of America Repurchase Agreement; 0.10%
			dated 01/29/10 maturing 02/01/10
Retail - Apparel & Shoe (0.11%)			(collateralized by Sovereign Agency
			Issues; $8,819,000; 0.00% - 5.00%; dated
Claire's Stores Inc, Term Loan			04/01/10 - 01/27/20)	$ 8,646 $	8,646
0.00%, 5/29/2014 (e)(g)	1,280	1,041
			Investment in Joint Trading Account; Credit
3.00%, 5/29/2014 (e)	68	55	Suisse Repurchase Agreement; 0.10%
3.00%, 5/29/2014 (e)	152	124	dated 01/29/10 maturing 02/01/10
		1,220	(collateralized by US Treasury Note;
			$4,546,000; 0.88%; dated 03/31/11)	4,456	4,456
Retail - Restaurants (0.07%)			Investment in Joint Trading Account;
Outback Steakhouse, Term Loan			Deutsche Bank Repurchase Agreement;
2.56%, 6/14/2013 (e)	3	3	0.11% dated 01/29/10 maturing 02/01/10
2.56%, 6/14/2013 (e)	14	12	(collateralized by Sovereign Agency
0.07%, 6/14/2014 (e)	55	49	Issues; $8,091,000; 0.00% - 4.75%; dated
			02/15/10 - 12/10/15)	7,932	7,932
2.56%, 6/14/2014 (e)	789	710	Investment in Joint Trading Account;
2.56%, 6/14/2014 (e)	44	40	Morgan Stanley Repurchase Agreement;
		814	0.11% dated 01/29/10 maturing 02/01/10
			(collateralized by Sovereign Agency
Special Purpose Entity (0.11%)			Issues; $8,091,000; 1.13% - 3.15%; dated
CCM Merger Inc, Term Loan B			12/15/11 - 01/22/15)	7,933	7,933
8.50%, 7/21/2012 (e)	115	113			28,967
8.50%, 7/21/2012 (e)	241	238
8.50%, 7/21/2012 (e)	922	908	TOTAL REPURCHASE AGREEMENTS	$ 28,967
		1,259	Total Investments	$ 1,094,502
			Other Assets in Excess of Liabilities, Net - 1.68%		18,743
Specified Purpose Acquisition (0.07%)
ATI Acquisition Co LLC, Term Loan			TOTAL NET ASSETS - 100.00%	$ 1,113,245
8.25%, 12/31/2014 (e)	800	778

Telecommunication Services (0.04%)
Transaction Network Services Inc, Term Loan
6.00%, 12/ 1/2015 (e)	44	44
6.00%, 12/ 1/2015 (e)	409	409
		453
Telephone - Integrated (0.14%)
Level 3, Term Loan
2.50%, 3/13/2014 (e)	500	454
2.50%, 3/13/2014 (e)	1,250	1,135
		1,589

Schedule of Investments High Yield Fund I January 31, 2010 (unaudited)

(a) Non-Income Producing Security
(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $3,353 or 0.30% of net assets.
(c) Security is Illiquid
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $263,626 or 23.68% of net assets.
(e) Variable Rate. Rate shown is in effect at January 31, 2010.
(f) Security purchased on a when-issued basis.
(g)	This Senior Floating Rate Note will settle after January 31, 2010, at which time the interest rate will be determined.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 83,065
Unrealized Depreciation	(21,746)
Net Unrealized Appreciation (Depreciation)	61,319
Cost for federal income tax purposes	1,033,183
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Communications	19.62%
Financial	19.48%
Consumer, Cyclical	17.53%
Consumer, Non-cyclical	11.20%
Energy	7.53%
Utilities	7.05%
Industrial	6.89%
Basic Materials	5.37%
Technology	2.94%
Diversified	0.71%
Other Assets in Excess of Liabilities, Net	1.68%
TOTAL NET ASSETS	100.00%

Schedule of Investments
Income Fund
January 31, 2010 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)
COMMON STOCKS (0.00%)			BONDS (continued)
Pipelines (0.00%)			Casino Services (1.07%)
Energy Maintenance Services Group LLC -			Peninsula Gaming LLC
Warrants (a)(b)(c)	383 $	-	10.75%, 8/15/2017 (d)	$ 12,000 $	12,240

Special Purpose Entity (0.00%)			Commercial Banks (1.04%)
Adelphia Recovery Trust (a)(c)	658,740	-	US Bank NA/Cincinnati OH
TOTAL COMMON STOCKS	$ -		6.38%, 8/ 1/2011	5,000	5,408
			4.95%, 10/30/2014	6,000	6,449
PREFERRED STOCKS (0.03%)					11,857
Finance - Mortgage Loan/Banker (0.03%)
Freddie Mac 8.38%; Series Z (c)	300,000	321	Commercial Services (0.85%)
TOTAL PREFERRED STOCKS	$ 321		Ceridian Corp
			11.25%, 11/15/2015 (e)	10,000	9,750
	Principal
	Amount	Value	Containers - Paper & Plastic (1.01%)
	(000's)	(000's)	Sealed Air Corp
BONDS (70.83%)			5.63%, 7/15/2013 (d)	4,000	4,120
Aerospace & Defense (1.02%)			7.88%, 6/15/2017 (d)	7,000	7,389
Lockheed Martin Corp					11,509
7.75%, 5/ 1/2026	$ 3,000	3,734
5.50%, 11/15/2039	8,000	7,930	Cruise Lines (1.05%)
			Royal Caribbean Cruises Ltd
		11,664	8.75%, 2/ 2/2011	4,000	4,150
Auto - Medium & Heavy Duty Trucks (0.57%)			6.88%, 12/ 1/2013	6,000	5,940
New Flyer Industries Ltd			7.25%, 3/15/2018	2,000	1,925
14.00%, 8/19/2020 (a)(b)(d)	7,000	6,481			12,015

Brewery (1.04%)			Diversified Banking Institutions (6.27%)
Anheuser-Busch InBev Worldwide Inc			Bank of America Corp
7.75%, 1/15/2019 (d)	10,000	11,861	5.42%, 3/15/2017	5,000	4,898
			6.80%, 3/15/2028	670	666
Cable TV (0.01%)			8.00%, 12/29/2049 (e)	4,000	3,798
Frontiervision			8.13%, 12/29/2049 (e)	7,000	6,646
0.00%, 9/15/2008 (a)(c)	2,500	75	Citigroup Inc
			5.85%, 8/ 2/2016	12,000	12,326
Cable/Satellite TV (2.75%)			Goldman Sachs Group Inc/The
Comcast Corp			6.60%, 1/15/2012	10,000	10,899
6.45%, 3/15/2037	7,000	7,230	5.35%, 1/15/2016	2,000	2,102
6.95%, 8/15/2037	3,000	3,279	JP Morgan Chase & Co
COX Communications Inc			5.13%, 9/15/2014	12,000	12,716
6.75%, 3/15/2011	8,000	8,461	7.90%, 4/29/2049 (e)	5,000	5,122
6.45%, 12/ 1/2036 (d)	4,000	4,124	Morgan Stanley
Time Warner Cable Inc			4.75%, 4/ 1/2014	5,000	5,118
6.55%, 5/ 1/2037	6,000	6,187	6.25%, 8/ 9/2026	7,000	7,470
7.30%, 7/ 1/2038	2,000	2,246			71,761
		31,527
			Electric - Integrated (10.77%)
Casino Hotels (1.11%)			Arizona Public Service Co
MGM Mirage			6.50%, 3/ 1/2012	5,000	5,441
13.00%, 11/15/2013	10,000	11,575	Dominion Resources Inc/VA
11.13%, 11/15/2017 (d)	1,000	1,125	5.00%, 3/15/2013	10,000	10,585
		12,700	Exelon Generation Co LLC
			6.20%, 10/ 1/2017	9,000	9,915
			6.25%, 10/ 1/2039	3,000	3,100

Schedule of Investments
Income Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Electric - Integrated (continued)			Industrial Gases (continued)
Metropolitan Edison Co			Airgas Inc (continued)
4.95%, 3/15/2013	$ 7,000 $	7,431	7.13%, 10/ 1/2018 (d)	$ 6,000 $	6,300
Mirant Americas Generation LLC					11,509
8.50%, 10/ 1/2021	15,000	14,400
			Life & Health Insurance (0.97%)
Nisource Finance Corp
6.15%, 3/ 1/2013	5,000	5,467	Prudential Financial Inc
			7.38%, 6/15/2019	4,000	4,605
5.40%, 7/15/2014	5,000	5,321
			8.88%, 6/15/2038 (e)	6,000	6,480
5.25%, 9/15/2017	2,000	2,020
					11,085
Ohio Edison Co
5.45%, 5/ 1/2015	5,000	5,374	Medical - Drugs (0.26%)
Oncor Electric Delivery Co LLC			Elan Finance PLC/Elan Finance Corp
7.00%, 9/ 1/2022	12,000	13,666	8.75%, 10/15/2016 (d)	3,000	2,933
Pacific Gas & Electric Co
4.20%, 3/ 1/2011	10,250	10,602	Medical - Hospitals (1.82%)
6.05%, 3/ 1/2034	2,000	2,084	HCA Inc
PacifiCorp			7.50%, 11/ 6/2033	1,700	1,479
4.95%, 8/15/2014	5,000	5,380	HCA Inc/DE
5.25%, 6/15/2035	5,000	4,772	9.25%, 11/15/2016	6,000	6,330
6.25%, 10/15/2037	2,000	2,185	Tenet Healthcare Corp
PPL Energy Supply LLC			9.00%, 5/ 1/2015 (d)	6,000	6,330
6.40%, 11/ 1/2011	5,000	5,403	10.00%, 5/ 1/2018 (d)	6,000	6,660
6.50%, 5/ 1/2018	3,000	3,221			20,799
Southwestern Electric Power Co			Metal - Diversified (1.13%)
5.38%, 4/15/2015	6,500	6,913	Xstrata Canada Corp
		123,280	6.00%, 10/15/2015	12,000	12,978

Electronics - Military (0.11%)
			MRI - Medical Diagnostic Imaging (0.49%)
Lockheed Martin Tactical Systems Inc
7.63%, 6/15/2025	1,000	1,225	Alliance HealthCare Services Inc
			8.00%, 12/ 1/2016 (d)	6,000	5,640

Finance - Investment Banker & Broker (2.03%)
			Multi-Line Insurance (0.50%)
Jefferies Group Inc
7.75%, 3/15/2012	7,500	8,204	Farmers Insurance Exchange
			6.00%, 8/ 1/2014 (d)	6,000	5,740
6.25%, 1/15/2036	9,000	7,804
Merrill Lynch & Co Inc			Multimedia (1.30%)
5.00%, 1/15/2015	3,000	3,079	Historic TW Inc
6.50%, 7/15/2018	2,000	2,116	9.15%, 2/ 1/2023	5,260	6,518
6.75%, 6/ 1/2028	2,000	2,038	News America Inc
		23,241	6.40%, 12/15/2035	8,000	8,351

Finance - Leasing Company (0.07%)					14,869
DVI Inc			Non-Hazardous Waste Disposal (1.13%)
0.00%, 2/ 1/2004 (a)(b)(c)	8,125	823	Allied Waste North America Inc
0.00%, 2/ 1/2004 (a)(b)(c)	400	37	7.25%, 3/15/2015	9,000	9,360
		860	Waste Management Inc
			7.38%, 8/ 1/2010	3,500	3,611
Gas - Distribution (1.12%)
Sempra Energy					12,971
6.00%, 2/ 1/2013	9,000	9,844	Oil Company - Exploration & Production (1.42%)
6.00%, 10/15/2039	3,000	3,038	OPTI Canada Inc
		12,882	7.88%, 12/15/2014	12,000	10,410
			XTO Energy Inc
Industrial Gases (1.00%)			6.75%, 8/ 1/2037	5,000	5,833
Airgas Inc					16,243
4.50%, 9/15/2014	5,000	5,209

Schedule of Investments
Income Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Oil Company - Integrated (1.73%)			Reinsurance (0.23%)
Petro-Canada			Aspen Insurance Holdings Ltd
4.00%, 7/15/2013	$ 3,000 $	3,115	6.00%, 8/15/2014	$ 2,500 $	2,651
9.25%, 10/15/2021	8,500	11,128
6.80%, 5/15/2038	5,000	5,572	REITS - Diversified (0.49%)
		19,815	Duke Realty LP
			8.25%, 8/15/2019	5,000	5,558
Oil Refining & Marketing (0.40%)
Tesoro Corp/Texas			REITS - Healthcare (4.07%)
6.25%, 11/ 1/2012	4,600	4,635	HCP Inc
			6.45%, 6/25/2012	3,000	3,195
Pharmacy Services (0.30%)			6.00%, 3/ 1/2015	1,750	1,797
Omnicare Inc			7.07%, 6/ 8/2015	2,250	2,403
6.13%, 6/ 1/2013	3,500	3,448	Health Care REIT Inc
			6.00%, 11/15/2013	8,000	8,431
Physical Therapy & Rehabilitation Centers (0.80%)
			6.20%, 6/ 1/2016	3,000	3,083
Healthsouth Corp
10.75%, 6/15/2016	8,500	9,201	Healthcare Realty Trust Inc
			8.13%, 5/ 1/2011	7,500	7,957
Pipelines (4.28%)			5.13%, 4/ 1/2014	2,000	2,020
El Paso Natural Gas Co			6.50%, 1/17/2017	5,000	5,219
7.50%, 11/15/2026	10,000	11,002	Nationwide Health Properties Inc
Energy Maintenance Services Group LLC			6.00%, 5/20/2015	12,000	12,526
11.50%, 3/ 1/2014 (a)(b)	13,299	11,304			46,631
Enterprise Products Operating LLC			REITS - Office Property (1.00%)
6.38%, 2/ 1/2013	2,500	2,727	Arden Realty LP
Express Pipeline LP			5.20%, 9/ 1/2011	3,000	3,118
7.39%, 12/31/2017 (d)	7,892	8,623	5.25%, 3/ 1/2015	8,000	8,376
Southern Natural Gas Co
8.00%, 3/ 1/2032	4,000	4,694			11,494
Tennessee Gas Pipeline Co			REITS - Regional Malls (1.02%)
8.38%, 6/15/2032	2,000	2,437	Simon Property Group LP
TransCanada PipeLines Ltd			10.35%, 4/ 1/2019	9,000	11,720
7.25%, 8/15/2038	7,000	8,255
		49,042	REITS - Shopping Centers (1.99%)
			Developers Diversified Realty Corp
Property Trust (1.14%)			4.63%, 8/ 1/2010	10,000	9,956
WEA Finance LLC / WT Finance Aust Pty Ltd			Kimco Realty Corp
6.75%, 9/ 2/2019 (d)	12,000	13,050	6.88%, 10/ 1/2019	12,000	12,842
					22,798
Publishing - Books (0.94%)
Reed Elsevier Capital Inc			REITS - Storage (0.83%)
6.75%, 8/ 1/2011	10,000	10,742	Shurgard Storage Centers LLC
			5.88%, 3/15/2013	9,000	9,516
Regional Banks (2.67%)
Bank One Corp			Rental - Auto & Equipment (0.75%)
10.00%, 8/15/2010	400	419	ERAC USA Finance LLC
FleetBoston Financial Corp			6.38%, 10/15/2017 (d)	4,000	4,368
6.88%, 1/15/2028	995	1,003	7.00%, 10/15/2037 (d)	4,000	4,205
Wells Fargo & Co					8,573
4.63%, 4/15/2014	11,000	11,288
7.98%, 3/29/2049 (e)	15,000	15,150	Retail - Automobile (0.44%)
			Asbury Automotive Group Inc
Wells Fargo Capital XV			8.00%, 3/15/2014	5,000	5,013
9.75%, 12/29/2049 (e)	2,500	2,663
		30,523

Schedule of Investments
Income Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			U.S. GOVERNMENT & GOVERNMENT AGENCY
Retail - Regional Department Store (1.11%)			OBLIGATIONS (continued)
Neiman Marcus Group Inc/The			Federal Home Loan Mortgage Corporation
10.38%, 10/15/2015	$ 13,000 $	12,740	(FHLMC) (continued)
			6.50%, 1/ 1/2029 (f)	$ 286 $	313
Special Purpose Entity (1.14%)			6.50%, 5/ 1/2029 (f)	410	449
CCM Merger Inc			6.50%, 6/ 1/2029 (f)	244	267
8.00%, 8/ 1/2013 (d)	11,000	9,020	6.50%, 6/ 1/2029 (f)	696	761
QHP Royalty Sub LLC			6.50%, 8/ 1/2029 (f)	225	246
10.25%, 3/15/2015 (b)(d)	4,000	4,085	6.00%, 3/ 1/2031 (f)	275	298
		13,105	5.50%, 5/ 1/2031 (f)	1,279	1,363
Telecommunication Equipment - Fiber Optics (1.12%)			7.00%, 1/ 1/2032 (f)	353	390
Corning Inc			6.00%, 5/ 1/2032 (f)	1,136	1,230
5.90%, 3/15/2014	12,000	12,815	4.50%, 8/ 1/2033 (f)	8,728	8,900
			4.50%, 8/ 1/2033 (f)	7,552	7,701
Telecommunication Services (1.34%)			4.50%, 8/ 1/2033 (f)	12,691	12,942
Qwest Corp			5.50%, 6/ 1/2035 (f)	14,607	15,528
8.88%, 3/15/2012 (e)	8,000	8,590	5.00%, 8/ 1/2035 (f)	6,017	6,286
Telus Corp			5.00%, 11/ 1/2035 (f)	12,981	13,525
8.00%, 6/ 1/2011	6,219	6,756	5.50%, 1/ 1/2036 (f)	14,443	15,353
		15,346	5.50%, 4/ 1/2036 (f)	12,003	12,748
Toys (0.09%)			6.00%, 6/ 1/2038 (f)	4,891	5,248
Mattel Inc			5.00%, 10/ 1/2038 (f)	19,669	20,376
7.30%, 6/13/2011	1,000	1,056	4.00%, 4/ 1/2039 (f)	14,551	14,239
			4.50%, 5/ 1/2039 (f)	17,466	17,658
Transport - Services (1.04%)
			4.50%, 7/ 1/2039 (f)	19,673	19,889
Trailer Bridge Inc
9.25%, 11/15/2011	12,000	11,880			179,353
TOTAL BONDS	$ 811,047		Federal National Mortgage Association (FNMA) (3.81%)
SENIOR FLOATING RATE INTERESTS (0.89%)			7.45%, 6/ 1/2016 (f)	101	108
Commercial Services (0.21%)			5.00%, 1/ 1/2018 (f)	2,493	2,656
Quintiles Transnational, Term Loan			6.50%, 9/ 1/2028 (f)	89	97
4.25%, 3/31/2014 (e)	2,500	2,388	6.50%, 11/ 1/2028 (f)	79	86
			7.00%, 1/ 1/2030 (f)	22	25
Special Purpose Entity (0.68%)			6.50%, 5/ 1/2031 (f)	210	230
CCM Merger Inc, Term Loan B			6.00%, 4/ 1/2032 (f)	778	841
8.50%, 7/21/2012 (e)	7,938	7,821	6.50%, 4/ 1/2032 (f)	1,010	1,101
TOTAL SENIOR FLOATING RATE INTERESTS	$ 10,209		6.50%, 5/ 1/2032 (f)	945	1,031
CONVERTIBLE BONDS (1.19%)			5.00%, 10/ 1/2032 (f)	2,648	2,764
Medical Products (0.69%)			5.50%, 3/ 1/2033 (f)	3,102	3,300
China Medical Technologies Inc			5.50%, 2/ 1/2035 (f)	13,782	14,638
4.00%, 8/15/2013	13,000	7,979	4.00%, 3/ 1/2039 (f)	17,069	16,745
					43,622
Pharmacy Services (0.50%)
Omnicare Inc			Government National Mortgage Association
			(GNMA) (0.19%)
3.25%, 12/15/2035	7,000	5,705	7.00%, 6/20/2031	221	246
TOTAL CONVERTIBLE BONDS	$ 13,684		6.00%, 5/20/2032 (e)	1,757	1,901
U.S. GOVERNMENT & GOVERNMENT AGENCY					2,147
OBLIGATIONS (23.72%)
Federal Home Loan Mortgage Corporation			U.S. Treasury (4.06%)
(FHLMC) (15.66%)			4.50%, 5/15/2038	6,000	6,015
5.50%, 11/ 1/2017 (f)	2,587	2,782	3.50%, 2/15/2039	19,000	15,919
5.50%, 1/ 1/2018 (f)	801	861	4.25%, 5/15/2039	10,000	9,581

Schedule of Investments
Income Fund
January 31, 2010 (unaudited)

			Unrealized Appreciation (Depreciation)
	Principal		The net federal income tax unrealized appreciation (depreciation) and federal tax cost
	Amount	Value	of investments held by the fund as of the period end were as follows:
	(000's)	(000's)
U.S. GOVERNMENT & GOVERNMENT AGENCY			Unrealized Appreciation	$ 55,274
OBLIGATIONS (continued)			Unrealized Depreciation	(30,865)
U.S. Treasury (continued)			Net Unrealized Appreciation (Depreciation)	24,409
4.50%, 8/15/2039	$ 15,000 $	14,981	Cost for federal income tax purposes	1,121,473
		46,496	All dollar amounts are shown in thousands (000's)

TOTAL U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS	$ 271,618		Portfolio Summary (unaudited)

REPURCHASE AGREEMENTS (3.41%)			Sector	Percent
Diversified Banking Institutions (3.41%)			Financial	29.55%
Investment in Joint Trading Account; Bank			Mortgage Securities	19.66%
of America Repurchase Agreement; 0.10%			Utilities	11.89%
dated 01/29/10 maturing 02/01/10			Energy	7.84%
(collateralized by Sovereign Agency			Consumer, Non-cyclical	7.71%
			Communications	7.45%
Issues; $11,874,000; 0.00% - 5.00%; dated			Consumer, Cyclical	5.44%
04/01/10 - 01/27/20)	$ 11,641 $	11,641	Industrial	4.30%
Investment in Joint Trading Account; Credit			Government	4.09%
Suisse Repurchase Agreement; 0.10%			Basic Materials	2.14%
dated 01/29/10 maturing 02/01/10			Liabilities in Excess of Other Assets, Net	(0.07%)
(collateralized by US Treasury Note;			TOTAL NET ASSETS	100.00%
$6,121,000; 0.88%; dated 03/31/11)	6,000	6,000
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.11% dated 01/29/10 maturing 02/01/10
(collateralized by Sovereign Agency
Issues; $10,895,000; 0.00% - 4.75%; dated
02/15/10 - 12/10/15)	10,681	10,681
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.11% dated 01/29/10 maturing 02/01/10
(collateralized by Sovereign Agency
Issues; $10,895,000; 1.13% - 3.15%; dated
12/15/11 - 01/22/15)	10,681	10,681
		39,003

TOTAL REPURCHASE AGREEMENTS	$ 39,003

Total Investments	$ 1,145,882
Liabilities in Excess of Other Assets, Net - (0.07)%		(805)

TOTAL NET ASSETS - 100.00%	$ 1,145,077

(a)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $18,720 or 1.63% of net assets.
(b) Security is Illiquid
(c) Non-Income Producing Security
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $124,294 or 10.85% of net assets.
(e)	Variable Rate. Rate shown is in effect at January 31, 2010.
(f)	This entity was put into conservatorship by the U.S. Government in 2008.
See Notes to Financial Statements for additional information.

Schedule of Investments
Inflation Protection Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (7.24%)			BONDS (continued)
Asset Backed Securities (0.56%)			Finance - Investment Banker & Broker (0.31%)
Ameriquest Mortgage Securities Inc			Bear Stearns Cos LLC/The
0.54%, 4/25/2034 (a)(b)	$ 354 $	286	0.44%, 11/28/2011 (a)	$ 1,500 $	1,495
Argent Securities Inc
0.35%, 4/25/2036 (a)	46	45	Food - Miscellaneous/Diversified (0.09%)
Carrington Mortgage Loan Trust			Kraft Foods Inc
0.46%, 12/25/2035 (a)	132	125	0.77%, 8/11/2010 (a)	450	450
Countrywide Asset-Backed Certificates
1.36%, 12/25/2032 (a)(b)	61	38	Home Equity - Other (0.32%)
0.60%, 2/25/2036 (a)(b)	142	125	Asset Backed Securities Corp Home Equity
0.48%, 3/25/2036 (a)(b)	1,229	722	0.33%, 7/25/2036 (a)	799	758
0.73%, 2/25/2037 (a)(b)	3,000	92	First NLC Trust
			0.53%, 9/25/2035 (a)	385	378
Fannie Mae Grantor Trust
0.37%, 4/25/2035 (a)	129	123	GSAA Trust
			0.37%, 4/25/2047 (a)	3,025	325
Fannie Mae Whole Loan
0.53%, 11/25/2033 (a)(b)	6	6	New Century Home Equity Loan Trust
			0.52%, 3/25/2035 (a)	55	51
First Franklin Mortgage Loan Asset Backed
Certificates			Option One Mortgage Loan Trust
0.47%, 11/25/2035 (a)	225	219	1.23%, 2/25/2035 (a)(b)	27	4
First-Citizens Home Equity Loan LLC			0.68%, 3/25/2037 (a)(b)	2,000	28
0.44%, 9/15/2022 (a)(c)	700	336			1,544
Long Beach Mortgage Loan Trust			Mortgage Backed Securities (3.85%)
0.76%, 6/25/2034 (a)	225	158	Banc of America Commercial Mortgage Inc
SLM Student Loan Trust			6.85%, 4/15/2036	300	302
0.31%, 3/15/2017 (a)	458	453	Bear Stearns Alt-A Trust
		2,728	0.39%, 11/25/2036 (a)	405	193
Automobile Sequential (0.51%)			0.40%, 4/25/2037 (a)	1,083	468
AmeriCredit Automobile Receivables Trust			Bear Stearns Asset Backed Securities Trust
0.25%, 4/ 6/2012 (a)	153	153	0.46%, 4/25/2036 (a)	119	55
Capital One Auto Finance Trust			Bear Stearns Commercial Mortgage Securities
0.27%, 10/15/2012 (a)	1,667	1,654	7.00%, 5/20/2030	372	391
Hyundai Auto Receivables Trust			Chase Mortgage Finance Corp
0.63%, 1/17/2012 (a)	685	685	4.03%, 7/25/2037 (a)	373	349
		2,492	Citigroup/Deutsche Bank Commercial
			Mortgage Trust
Commercial Banks (0.02%)			0.42%, 10/15/2048 (a)	34,361	482
HSBC Americas Capital Trust I			0.09%, 12/11/2049 (a)(c)	12,707	108
7.81%, 12/15/2026 (b)(c)	100	91	0.37%, 12/11/2049 (a)(c)	8,120	140
			Countrywide Alternative Loan Trust
Electric - Integrated (0.72%)			0.65%, 12/25/2035 (a)(b)	407	107
Ohio Power Co
0.43%, 4/ 5/2010 (a)	1,535	1,535	0.51%, 6/25/2036 (a)(b)	931	197
Pepco Holdings Inc			0.49%, 7/25/2046 (a)	2,100	582
0.88%, 6/ 1/2010 (a)	1,150	1,143	0.44%, 5/25/2047 (a)	3,636	1,098
TECO Energy Inc			Countrywide Asset-Backed Certificates
2.28%, 5/ 1/2010 (a)	850	852	0.50%, 1/25/2036 (a)	134	103
		3,530	Fannie Mae
			0.53%, 2/25/2018 (a)	48	48
Finance - Consumer Loans (0.20%)			0.53%, 3/25/2018 (a)	295	293
SLM Corp			0.48%, 11/25/2022 (a)	68	67
0.45%, 3/15/2011 (a)	1,000	953	0.43%, 1/25/2023 (a)	66	66
			0.63%, 2/25/2028 (a)	114	114
			0.53%, 2/25/2032 (a)	57	57
			0.48%, 3/25/2035 (a)	155	154

Schedule of Investments
Inflation Protection Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Fannie Mae Grantor Trust			Morgan Stanley Capital I
0.58%, 5/25/2035 (a)	$ 63 $	58	0.83%, 12/20/2046 (a)(b)(c)	$ 200 $	2
Fannie Mae Whole Loan			Residential Accredit Loans Inc
0.38%, 5/25/2035 (a)(b)	64	63	0.38%, 2/25/2037 (a)(b)	2,426	949
0.43%, 5/25/2035 (a)	84	83	WaMu Mortgage Pass Through Certificates
0.48%, 6/25/2044 (a)	7	7	0.87%, 12/25/2027 (a)(b)	741	575
0.68%, 2/25/2047 (a)	73	72	0.60%, 1/25/2045 (a)	162	74
Freddie Mac			0.61%, 11/25/2045 (a)(b)	402	388
0.53%, 5/15/2017 (a)	244	243	0.45%, 8/25/2046 (a)(b)	776	357
0.53%, 2/15/2018 (a)	294	291	Washington Mutual Alternative Mortgage
0.53%, 6/15/2018 (a)	306	303	Pass-Through Certificates
0.48%, 3/15/2023 (a)	172	170	0.51%, 6/25/2046 (a)	604	53
0.68%, 6/15/2023 (a)	85	84	0.41%, 1/25/2047 (a)	3,084	421
0.58%, 2/15/2030 (a)	25	25			18,719
0.58%, 5/15/2030 (a)	61	60	Pipelines (0.10%)
0.63%, 9/15/2033 (a)	290	288	Williams Cos Inc
G-Force LLC			2.25%, 10/ 1/2010 (a)(c)	500	500
0.53%, 12/25/2039 (a)(b)(c)	1,000	342
Ginnie Mae			Special Purpose Entity (0.40%)
1.26%, 10/16/2012 (a)	2,419	63	Sirens BV
4.51%, 10/16/2028 (a)	599	618	2.20%, 4/13/2012 (a)(c)(d)	2,000	1,933
0.58%, 10/20/2031 (a)	124	124	Telecommunication Services (0.08%)
0.82%, 3/16/2047 (a)	5,342	271	Telcordia Technologies Inc
Greenwich Capital Commercial Funding Corp			4.00%, 7/15/2012 (a)(c)	440	418
0.32%, 3/10/2039 (a)(c)	54,658	851
GSC Capital Corp Mortgage Trust			Telephone - Integrated (0.08%)
0.49%, 2/25/2036 (a)(b)	534	115	Sprint Nextel Corp
GSR Mortgage Loan Trust			0.65%, 6/28/2010 (a)	400	395
0.49%, 8/25/2046 (a)(b)	213	56	TOTAL BONDS	$ 35,248
Homebanc Mortgage Trust
0.57%, 1/25/2036 (a)(b)	863	347	U.S. GOVERNMENT & GOVERNMENT AGENCY
Impac CMB Trust			OBLIGATIONS (87.18%)
1.21%, 10/25/2034 (a)	39	21	U.S. Treasury Inflation-Indexed Obligations (87.18%)
1.78%, 10/25/2034 (a)(b)	88	31	2.38%, 4/15/2011	3,727	3,864
0.54%, 4/25/2035 (a)(b)	240	84	3.38%, 1/15/2012	4,014	4,316
0.74%, 8/25/2035 (a)(b)	53	9	2.00%, 4/15/2012	16,482	17,326
0.88%, 8/25/2035 (a)(b)	42	1	3.00%, 7/15/2012	28,118	30,449
0.48%, 5/25/2037 (a)(b)	1,330	1,017	0.63%, 4/15/2013	225	231
Impac Secured Assets CMN Owner Trust			1.88%, 7/15/2013	4,111	4,375
0.40%, 9/25/2036 (a)	1,500	724	2.00%, 1/15/2014 (e)	38,718	41,349
Indymac Index Mortgage Loan Trust			2.00%, 7/15/2014 (e)	45,292	48,516
0.41%, 2/25/2037 (a)	1,460	824	1.63%, 1/15/2015	16,824	17,682
JP Morgan Alternative Loan Trust			1.88%, 7/15/2015	12,234	13,039
0.38%, 3/25/2037 (a)(b)	1,460	648	2.00%, 1/15/2016	8,714	9,327
LB-UBS Commercial Mortgage Trust			2.50%, 7/15/2016	4,065	4,488
5.59%, 6/15/2031	390	412	2.38%, 1/15/2017	6,528	7,148
Merrill Lynch / Countrywide Commercial			2.63%, 7/15/2017	21,570	24,064
Mortgage Trust
0.14%, 7/12/2046 (a)(c)	16,800	206	1.63%, 1/15/2018	17,203	17,898
Merrill Lynch Alternative Note Asset Trust			1.38%, 7/15/2018	14,461	14,744
0.44%, 4/25/2037 (a)(b)	4,775	2,015	2.13%, 1/15/2019	14,897	16,066
			1.88%, 7/15/2019	2,984	3,152

Schedule of Investments
Inflation Protection Fund
January 31, 2010 (unaudited)

			Portfolio Summary (unaudited)
	Principal
			Sector	Percent
	Amount	Value
	(000's)	(000's)	Government	87.18%
			Mortgage Securities	3.87%
U.S. GOVERNMENT & GOVERNMENT AGENCY			Asset Backed Securities	1.36%
OBLIGATIONS (continued)			Financial	0.92%
U.S. Treasury Inflation-Indexed Obligations			Utilities	0.73%
(continued)			Communications	0.17%
1.38%, 1/15/2020	$ 16,646 $	16,779	Energy	0.10%
2.38%, 1/15/2025	23,871	25,675	Consumer, Non-cyclical	0.09%
2.00%, 1/15/2026	14,714	15,036	Other Assets in Excess of Liabilities, Net	5.58%
2.38%, 1/15/2027	10,116	10,830	TOTAL NET ASSETS	100.00%
1.75%, 1/15/2028	21,112	20,597	Other Assets Summary (unaudited)
3.63%, 4/15/2028	5,016	6,293	Asset Type	Percent
2.50%, 1/15/2029	27,749	30,264	Futures	11.40%
3.88%, 4/15/2029	14,811	19,342
3.38%, 4/15/2032	1,140	1,433
		424,283

TOTAL U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS	$ 424,283
Total Investments	$ 459,531
Other Assets in Excess of Liabilities, Net - 5.58%		27,144
TOTAL NET ASSETS - 100.00%	$ 486,675

(a)	Variable Rate. Rate shown is in effect at January 31, 2010.
(b) Security is Illiquid
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $4,927 or 1.01% of net assets.
(d)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $1,933 or 0.40% of net assets.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $230 or 0.05% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 20,020
Unrealized Depreciation		(29,353)
Net Unrealized Appreciation (Depreciation)		(9,333)
Cost for federal income tax purposes		468,864
All dollar amounts are shown in thousands (000's)

	Schedule of Investments
	Inflation Protection Fund
	January 31, 2010 (unaudited)

	Futures Contracts
				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)
US 2 Year Note; March 2010	Buy	152	$ 33,051	$ 33,129	$ 78
US 5 Year Note; March 2010	Buy	3	345	350	5
US 10 Year Note; March 2010	Sell	140	16,483	16,542	(59)
US Long Bond; March 2010	Sell	46	5,428	5,465	(37)
All dollar amounts are shown in thousands (000's)

Schedule of Investments
International Emerging Markets Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (92.12%)			COMMON STOCKS (continued)
Agricultural Operations (0.50%)			Cellular Telecommunications (continued)
Golden Agri-Resources Ltd (a)	17,737,000 $	6,520	MTN Group Ltd	283,248 $	4,044
			Taiwan Mobile Co Ltd	3,056,000	5,904
Airlines (0.60%)			Vimpel-Communications ADR	365,385	6,628
Air China Ltd (a)	5,532,000	4,587	Vivo Participacoes SA ADR	273,041	7,642
Gol Linhas Aereas Inteligentes SA ADR (a)	260,681	3,180			72,614
		7,767
			Chemicals - Diversified (0.47%)
Appliances (0.38%)			Hanwha Chem Corp	485,820	6,071
Arcelik AS	1,240,734	4,905
			Chemicals - Fibers (0.16%)
Applications Software (0.25%)			Kolon Corp (b)	57,300	2,121
Check Point Software Technologies Ltd (a)	103,508	3,310
			Circuit Boards (0.58%)
Auto - Car & Light Trucks (2.53%)			Tripod Technology Corp	2,206,000	7,535
Dongfeng Motor Group Co Ltd	5,534,000	7,190
Ford Otomotiv Sanayi AS	454,540	3,189	Coal (1.61%)
Hyundai Motor Co	116,348	11,235	Banpu Public Co Ltd	372,600	5,957
Kia Motors Corp	269,670	4,496	China Shenhua Energy Co Ltd	2,679,500	11,421
Tata Motors Ltd	448,281	6,702	Yanzhou Coal Mining Co Ltd	1,802,354	3,518
		32,812			20,896
Auto/Truck Parts & Equipment - Replacement (0.31%)			Commercial Banks (16.07%)
Weichai Power Co Ltd	550,000	3,968	ABSA Group Ltd	387,111	6,770
			Asya Katilim Bankasi AS (a)	2,943,458	7,643
Batteries & Battery Systems (0.39%)			Banco do Brasil SA	604,690	9,014
Simplo Technology Co Ltd	896,500	5,106	Bangkok Bank Public Co	851,100	2,868
			Bank Mandiri Tbk PT	11,442,500	5,670
Beverages - Non-Alcoholic (0.43%)
			Bank Negara Indonesia Persero Tbk PT	24,567,000	5,028
Fomento Economico Mexicano SAB de CV
ADR	132,668	5,593	Bank of China Ltd	35,602,000	17,030
			Bank of Communications Co Ltd	7,005,000	7,042
Brewery (0.95%)			Bank Pekao SA (a)	125,409	7,242
Cia de Bebidas das Americas ADR	133,610	12,367	Bank Rakyat Indonesia	5,966,000	4,837
			Busan Bank	571,340	5,585
Building - Heavy Construction (0.70%)			China Construction Bank Corp	25,484,778	19,469
Daelim Industrial Co Ltd	138,498	9,106	HDFC Bank Ltd ADR	57,072	6,752
			ICICI Bank Ltd ADR	187,518	6,616
Building - Residential & Commercial (0.34%)
			Industrial and Commercial Bank of China Ltd	30,829,000	22,453
Corp GEO SAB de CV (a)	1,657,700	4,391
			Korea Exchange Bank	473,330	5,353
Building Products - Cement & Aggregate (0.03%)			Malayan Banking Bhd	2,459,600	4,880
Grasim Industries Ltd	6,713	387	Nedbank Group Ltd	436,317	6,930
			OTP Bank PLC (a)	329,949	9,689
Building Products - Wood (0.45%)			Powszechna Kasa Oszczednosci Bank Polski
Duratex SA	675,527	5,802	SA	390,023	5,171
			Sberbank of Russian Federation	6,167,340	17,558
Casino Hotels (0.41%)			Siam Commercial Bank Public (b)	801,000	1,914
Genting Bhd	2,622,100	5,389	State Bank of India Ltd	70,692	6,310
			Turkiye Garanti Bankasi AS	2,486,143	10,427
Cellular Telecommunications (5.59%)			Turkiye Halk Bankasi AS	960,091	6,522
America Movil SAB de CV ADR	582,284	25,417			208,773
China Mobile Ltd	1,663,593	15,629
Empresa Nacional de Telecomunicaciones SA	63,261	913	Computer Services (2.31%)
Mobile Telesystems OJSC ADR	134,722	6,437	Infosys Technologies Ltd ADR	340,807	17,691

Schedule of Investments
International Emerging Markets Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Computer Services (continued)			Enterprise Software & Services (0.30%)
Tata Consultancy Services Ltd	545,122 $	8,657	Totvs SA	62,400 $	3,837
Wipro Ltd ADR	184,133	3,626
		29,974	Finance - Investment Banker & Broker (0.23%)
			KGI Securities Co Ltd (a)(c)	313,659	2,961
Computers (1.00%)
Foxconn Technology Co Ltd	1,274,000	5,000	Food - Miscellaneous/Diversified (0.48%)
Lenovo Group Ltd	11,782,000	8,055	Uni-President Enterprises Corp	5,847,444	6,235
		13,055
Computers - Peripheral Equipment (0.83%)			Food - Retail (0.40%)
			Cia Brasileira de Distribuicao Grupo Pao de
Chicony Electronics Co Ltd	2,669,000	6,564	Acucar ADR	78,265	5,222
Lite-On Technology Corp	3,334,590	4,228
		10,792	Gas - Distribution (0.11%)
Diversified Financial Services (0.72%)			Korea Gas Corp	30,778	1,370
E.Sun Financial Holding Co Ltd (a)	5,521,000	2,061
			Gold Mining (0.58%)
Shinhan Financial Group Co Ltd	65,740	2,296
			Harmony Gold Mining Co Ltd	405,177	3,744
Woori Finance Holdings Co Ltd	438,200	5,025
			Zijin Mining Group Co Ltd	4,682,000	3,801
		9,382
					7,545
Diversified Operations (1.76%)
			Home Furnishings (0.66%)
GS Holdings	44,520	1,321
			Steinhoff International Holdings Ltd (a)	3,367,282	8,523
Imperial Holdings Ltd	328,456	3,427
KOC Holding AS (a)	1,303,798	4,414	Import & Export (0.34%)
LG Corp	149,262	8,044	Hyosung Corp	63,387	4,411
Shanghai Industrial Holdings Ltd	1,217,000	5,648
		22,854	Internet Content - Entertainment (0.25%)
Electric - Integrated (0.82%)			Perfect World Co Ltd ADR (a)	85,994	3,207
Enersis SA ADR	180,060	4,134	Life & Health Insurance (2.77%)
Reliance Infrastructure Ltd	291,779	6,520	Cathay Financial Holding Co Ltd (a)	6,578,000	11,092
		10,654	China Life Insurance Co Ltd	1,984,000	8,750
Electric Products - Miscellaneous (0.74%)			China Pacific Insurance Group Co Ltd (a)	1,549,400	5,767
LG Electronics Inc	102,895	9,599	Sanlam Ltd	3,460,483	10,325
					35,934
Electronic Components - Miscellaneous (2.36%)
AU Optronics Corp	2,929,790	3,218	Machinery - Construction & Mining (0.36%)
Hon Hai Precision Industry Co Ltd	4,578,525	19,079	United Tractors Tbk PT	2,633,500	4,695

LG Display Co Ltd	258,060	8,342	Medical - Drugs (0.53%)
		30,639	Dr Reddys Laboratories Ltd	286,372	6,892
Electronic Components - Semiconductors (4.31%)
Epistar Corp	1,545,000	4,868	Medical - Generic Drugs (0.98%)
Hynix Semiconductor Inc (a)	389,900	7,575	Teva Pharmaceutical Industries Ltd ADR	225,071	12,766
Samsung Electronics Co Ltd	64,810	43,546
		55,989	Medical Products (0.08%)
			Aspen Pharmacare Holdings Ltd (a)	118,980	1,048
Electronic Measurement Instruments (0.00%)
Chroma Ate Inc	144	-	Metal - Copper (1.22%)
			Antofagasta PLC	693,765	9,630
Electronic Parts Distribution (0.43%)			Sterlite Industries India Ltd ADR	392,097	6,254
WPG Holdings Co Ltd	3,610,000	5,574			15,884

Schedule of Investments
International Emerging Markets Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Metal - Diversified (2.03%)			Real Estate Operator & Developer (continued)
KGHM Polska Miedz SA	412,422 $	13,531	Shimao Property Holdings Ltd	3,678,500 $	5,604
MMC Norilsk Nickel ADR (a)	838,037	12,822	Unitech Ltd	2,727,922	4,371
		26,353			40,571
Metal - Iron (0.74%)			Retail - Apparel & Shoe (0.34%)
Novolipetsk Steel OJSC (a)	316,263	9,610	Lojas Renner SA	232,300	4,434

Non-Ferrous Metals (1.21%)			Retail - Automobile (0.85%)
China Molybdenum Co Ltd	4,336,000	3,364	PT Astra International Tbk	2,883,500	11,023
Grupo Mexico SAB de CV	3,653,300	7,415
Korea Zinc Co Ltd	33,726	4,914	Retail - Consumer Electronics (0.30%)
		15,693	GOME Electrical Appliances Holdings Ltd (a)	11,081,000	3,893

Oil Company - Exploration & Production (2.79%)			Retail - Convenience Store (0.11%)
CNOOC Ltd	2,845,000	3,989	President Chain Store Corp	651,952	1,498
Gazprom OAO ADR	743,819	18,001
Gazprom OAO (b)(c)	23,609	1,428	Retail - Hypermarkets (0.50%)
NovaTek OAO	101,857	7,215	Wal-Mart de Mexico SAB de CV	1,478,400	6,554
PTT Public Company Limited (b)	838,100	5,593
		36,226	Retail - Major Department Store (0.60%)
			Lotte Shopping Co Ltd	30,367	7,798
Oil Company - Integrated (9.01%)
China Petroleum & Chemical Corp	15,436,000	12,009	Semiconductor Component - Integrated Circuits (3.14%)
Lukoil OAO ADR	241,908	13,281	Novatek Microelectronics Corp Ltd	2,127,000	6,234
PetroChina Co Ltd	13,610,293	15,200	Richtek Technology Corp	728,000	7,181
Petroleo Brasileiro SA ADR	1,341,717	54,433	Taiwan Semiconductor Manufacturing Co Ltd	14,394,491	27,325
Rosneft Oil Co	2,153,929	16,566			40,740
Tatneft ADR	179,097	5,510	Special Purpose Banks (0.39%)
		116,999	Industrial Bank of Korea	448,440	5,050
Oil Refining & Marketing (0.82%)
Reliance Industries Ltd	476,649	10,720	Steel - Producers (4.19%)
			ArcelorMittal South Africa Ltd (a)	219,328	3,006
Paper & Related Products (0.57%)			China Steel Corp	2,504,243	2,538
Fibria Celulose SA ADR (a)	356,263	6,513	Cia Siderurgica Nacional SA ADR	279,373	8,135
Lee & Man Paper Manufacturing Ltd	1,646,400	941	Evraz Group SA (a)	187,762	6,163
		7,454	JSW Steel Ltd	181,754	3,864
Petrochemicals (0.49%)			Mechel ADR	216,832	4,291
LG Chem Ltd	37,248	6,387	POSCO ADR	171,811	19,406
			Ternium SA ADR (a)	234,632	6,983
Platinum (0.86%)					54,386
Impala Platinum Holdings Ltd	434,698	11,137	Steel - Specialty (0.01%)
			Citic Pacific Ltd	77,000	163
Public Thoroughfares (0.32%)
Zhejiang Expressway Co Ltd	4,786,000	4,134	Steel Pipe & Tube (0.14%)
			Confab Industrial SA	673,029	1,764
Real Estate Operator & Developer (3.12%)
Agile Property Holdings Ltd	4,160,000	5,180	Telecommunication Services (0.81%)
Cyrela Brazil Realty SA	611,306	7,018	China Telecom Corp Ltd	6,258,000	2,571
Huaku Development Co Ltd	1,291,000	3,227	Telekomunikasi Indonesia Tbk PT	8,038,000	7,981
KWG Property Holding Ltd	7,531,500	4,532			10,552
Rossi Residencial SA	870,977	6,053
Shenzhen Investment Ltd	12,864,000	4,586

Schedule of Investments
International Emerging Markets Fund
January 31, 2010 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)
COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (continued)
Telephone - Integrated (0.74%)			Diversified Banking Institutions (continued)
Bezeq Israeli Telecommunication Corp Ltd	1,847,286 $	4,719	Investment in Joint Trading Account;
KT Corp	113,190	4,836	Morgan Stanley Repurchase Agreement;
			0.11% dated 01/29/10 maturing 02/01/10
		9,555	(collateralized by Sovereign Agency
Transport - Marine (0.72%)			Issues; $5,624,000; 1.13% - 3.15%; dated
Pacific Basin Shipping Ltd	5,138,000	3,776	12/15/11 - 01/22/15)	$ 5,514 $	5,514
Sincere Navigation	4,582,000	5,644			20,135
		9,420	TOTAL REPURCHASE AGREEMENTS	$ 20,135

TOTAL COMMON STOCKS	$ 1,196,589		Total Investments	$ 1,287,998
			Other Assets in Excess of Liabilities, Net - 0.84%		10,881
PREFERRED STOCKS (5.49%)
Commercial Banks (2.12%)			TOTAL NET ASSETS - 100.00%	$ 1,298,879
Banco Bradesco SA	961,589	15,982

Itau Unibanco Holding SA	604,179	11,581	(a) Non-Income Producing Security
		27,563	(b)	Market value is determined in accordance with procedures established in
Diversified Minerals (3.11%)			good faith by the Board of Directors. At the end of the period, the value
			of these securities totaled $11,056 or 0.85% of net assets.
Vale SA	1,804,630	40,343	(c)	Security exempt from registration under Rule 144A of the Securities Act
			of 1933. These securities may be resold in transactions exempt from
Electric - Distribution (0.26%)			registration, normally to qualified institutional buyers. Unless otherwise
Eletropaulo Metropolitana Eletricidade de			indicated, these securities are not considered illiquid. At the end of the
Sao Paulo SA	175,600	3,344	period, the value of these securities totaled $4,389 or 0.34% of net
			assets.
Investment Companies (0.00%)
Lereko Mobility Pty Ltd (a)	4,384	24	Unrealized Appreciation (Depreciation)
TOTAL PREFERRED STOCKS	$ 71,274		The net federal income tax unrealized appreciation (depreciation) and federal tax cost
			of investments held by the fund as of the period end were as follows:
	Principal
	Amount	Value	Unrealized Appreciation	$ 206,796
	(000's)	(000's)	Unrealized Depreciation		(62,049)
REPURCHASE AGREEMENTS (1.55%)			Net Unrealized Appreciation (Depreciation)		144,747
Diversified Banking Institutions (1.55%)			Cost for federal income tax purposes		1,143,251
Investment in Joint Trading Account; Bank			All dollar amounts are shown in thousands (000's)
of America Repurchase Agreement; 0.10%
dated 01/29/10 maturing 02/01/10
(collateralized by Sovereign Agency
Issues; $6,130,000; 0.00% - 5.00%; dated
04/01/10 - 01/27/20)	$ 6,009 $	6,009
Investment in Joint Trading Account; Credit
Suisse Repurchase Agreement; 0.10%
dated 01/29/10 maturing 02/01/10
(collateralized by US Treasury Note;
$3,160,000; 0.88%; dated 03/31/11)	3,098	3,098
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.11% dated 01/29/10 maturing 02/01/10
(collateralized by Sovereign Agency
Issues; $5,624,000; 0.00% - 4.75%; dated
02/15/10 - 12/10/15)	5,514	5,514

Schedule of Investments International Emerging Markets Fund January 31, 2010 (unaudited)

Portfolio Summary (unaudited)

Country	Percent
Brazil	15.91%
Korea, Republic Of	14.16%
China	13.34%
Taiwan, Province Of China	11.01%
Russian Federation	9.19%
India	7.34%
South Africa	4.54%
Mexico	3.80%
Hong Kong	3.40%
Indonesia	3.02%
Turkey	2.86%
Poland	2.00%
Israel	1.60%
United States	1.55%
Thailand	1.26%
Luxembourg	1.01%
Malaysia	0.79%
Hungary	0.75%
United Kingdom	0.74%
Singapore	0.50%
Chile	0.39%
Other Assets in Excess of Liabilities, Net	0.84%
TOTAL NET ASSETS	100.00%

Schedule of Investments
International Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (96.40%)			COMMON STOCKS (continued)
Advertising Services (0.05%)			Athletic Footwear (continued)
Dentsu Inc	12,000 $	276	Yue Yuen Industrial Holdings Ltd	48,000 $	149
JC Decaux SA (a)	4,736	122			1,530
Publicis Groupe SA	8,926	367	Audio & Video Products (0.46%)
		765	Matsushita Electric Industrial Co Ltd	96,000	1,500
Aerospace & Defense (0.69%)			Sharp Corp/Japan	48,000	573
BAE Systems PLC	1,633,510	9,161	Sony Corp	141,300	4,713
Finmeccanica SpA	20,263	281			6,786
Rolls-Royce Group PLC (a)	94,111	717	Auto - Car & Light Trucks (2.79%)
		10,159	Bayerische Motoren Werke AG	67,143	2,868
Aerospace & Defense Equipment (0.03%)			Daihatsu Motor Co Ltd	14,000	134
European Aeronautic Defence and Space Co			Daimler AG	39,318	1,809
NV	20,683	404	Fiat SpA	120,445	1,509
			Fuji Heavy Industries Ltd	225,000	1,057
Agricultural Chemicals (0.59%)
			Honda Motor Co Ltd	576,100	19,523
Syngenta AG	32,378	8,286
			Mazda Motor Corp	105,000	285
Yara International ASA	8,250	344
			Nissan Motor Co Ltd (a)	120,100	976
		8,630
			Peugeot SA (a)	10,985	357
Agricultural Operations (0.04%)			Renault SA (a)	19,106	897
Golden Agri-Resources Ltd (a)	491,640	181	Suzuki Motor Corp	17,200	389
Wilmar International Ltd	92,000	429	Toyota Motor Corp	270,172	10,392
		610	Volvo AB	51,349	432
Airlines (0.29%)					41,034
British Airways PLC (a)	241,100	786	Auto - Medium & Heavy Duty Trucks (0.05%)
Cathay Pacific Airways Ltd	641,000	1,052	Hino Motors Ltd	133,000	499
Deutsche Lufthansa AG	117,100	1,877	Scania AB	23,108	284
Qantas Airways Ltd	73,598	185			783
Singapore Airlines Ltd	39,000	381
			Auto/Truck Parts & Equipment - Original (0.34%)
		4,281
			Aisin Seiki Co Ltd	13,500	356
Airport Development & Maintenance (0.19%)			Denso Corp	80,300	2,359
Fraport AG Frankfurt Airport Services			JTEKT Corp	13,200	149
Worldwide	2,606	132	Koito Manufacturing Co Ltd	7,000	122
MAP Group	1,102,888	2,698	NHK Spring Co Ltd	92,000	800
		2,830	NOK Corp	7,900	118
Apparel Manufacturers (0.15%)			Sumitomo Electric Industries Ltd	37,200	486
Billabong International Ltd	13,252	122	Toyoda Gosei Co Ltd	4,600	127
Burberry Group PLC	31,300	306	Toyota Boshoku Corp	4,400	96
Christian Dior SA	13,737	1,388	Toyota Industries Corp	12,800	375
Hermes International	2,721	374			4,988
		2,190
			Beverages - Non-Alcoholic (0.03%)
Appliances (0.03%)			Coca-Cola Amatil Ltd	39,511	382
Electrolux AB	18,730	441
			Beverages - Wine & Spirits (0.17%)
Applications Software (0.02%)			Diageo PLC	108,986	1,832
Sage Group PLC	94,884	357	Pernod-Ricard SA	8,726	702
					2,534
Athletic Footwear (0.10%)
Adidas AG	8,602	438	Brewery (0.86%)
Puma AG Rudolf Dassler Sport	3,181	943	Anheuser-Busch InBev NV	124,412	6,208

Schedule of Investments
International Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Brewery (continued)			Building Products - Cement & Aggregate (0.46%)
Asahi Breweries Ltd	19,200 $	372	Boral Ltd	40,481 $	189
Carlsberg A/S	20,965	1,564	Cimpor Cimentos de Portugal SGPS SA	17,008	143
Foster's Group Ltd	96,648	456	CRH PLC	119,179	2,862
Fraser and Neave Ltd	70,000	206	CRH PLC	8,214	198
Heineken NV	10,743	530	HeidelbergCement AG	23,013	1,386
Kirin Holdings Co Ltd	118,000	1,799	Holcim Ltd	12,021	823
SABMiller PLC	53,921	1,466	Italcementi SpA	5,192	64
		12,601	James Hardie Industries NV (a)	30,587	200
Building - Heavy Construction (0.23%)			Lafarge SA	10,315	763
Acciona SA	9,739	1,174	Taiheiyo Cement Corp	63,000	71
ACS Actividades de Construccion y			Titan Cement Co SA	4,177	119
Servicios SA	7,245	342			6,818
Fomento de Construcciones y Contratas SA	2,758	106	Building Products - Doors & Windows (0.16%)
Sacyr Vallehermoso SA (a)	6,738	70	Asahi Glass Co Ltd	223,000	2,223
Skanska AB	30,853	477	Nippon Sheet Glass Co Ltd	46,000	119
Vinci SA	22,067	1,179			2,342
		3,348
			Cable/Satellite TV (0.05%)
Building - Maintenance & Service (0.03%)			British Sky Broadcasting Group PLC	58,356	494
Babcock International Group PLC	53,400	477	Jupiter Telecommunications Co Ltd	174	174
					668
Building - Residential & Commercial (1.27%)
Daiwa House Industry Co Ltd	37,000	389	Capacitors (0.01%)
Desarrolladora Homex SAB de CV ADR (a)	256,900	7,874	Mitsumi Electric Co Ltd	6,000	104
Sekisui Chemical Co Ltd	1,392,000	9,404
Sekisui House Ltd	105,000	992	Casino Hotels (0.04%)
		18,659	Crown Ltd	31,813	217
			Genting Singapore PLC (a)	343,200	257
Building & Construction - Miscellaneous (0.29%)			Sky City Entertainment Group Ltd	42,210	98
Balfour Beatty PLC	50,470	214			572
Bouygues SA	49,001	2,412
Eiffage SA	3,024	158	Casino Services (0.01%)
Ferrovial SA	31,396	328	Sankyo Co Ltd	3,800	203
Hochtief AG	3,115	232	Cellular Telecommunications (1.53%)
Kajima Corp	61,000	128	Mobistar SA	2,140	135
Koninklijke Boskalis Westminster NV	4,219	148	NTT DoCoMo Inc	1,691	2,531
Leighton Holdings Ltd	10,621	357	Vodafone Group PLC	9,308,882	19,887
Obayashi Corp	47,000	166			22,553
Taisei Corp	70,000	135
		4,278	Chemicals - Diversified (2.28%)
			Akzo Nobel NV	32,319	1,924
Building & Construction Products -			Asahi Kasei Corp	90,000	447
Miscellaneous (0.30%)
Compagnie de St-Gobain	39,745	1,899	BASF SE	92,205	5,220
Fletcher Building Ltd	40,237	223	Bayer AG	165,635	11,336
Geberit AG	1,972	347	Denki Kagaku Kogyo KK	35,000	142
JS Group Corp	18,000	318	Hitachi Chemical Co Ltd	7,700	164
Panasonic Electric Works Co Ltd	148,000	1,621	Johnson Matthey PLC	70,415	1,637
		4,408	K+S AG	6,586	371
			Kaneka Corp	21,000	136
Building Products - Air & Heating (0.07%)			Koninklijke DSM NV	7,695	359
Daikin Industries Ltd	27,400	1,018	Makhteshim-Agan Industries Ltd	848,564	4,244

Schedule of Investments
International Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Chemicals - Diversified (continued)			Commercial Banks (continued)
Mitsubishi Chemical Holdings Corp	87,000 $	362	Fortis	103,572 $	365
Nitto Denko Corp	30,100	1,159	Fukuoka Financial Group Inc	58,000	212
Nufarm Ltd/Australia	12,614	113	Gunma Bank Ltd/The	29,000	150
Shin-Etsu Chemical Co Ltd	50,800	2,657	Hachijuni Bank Ltd/The	30,000	173
Showa Denko KK	81,000	166	Hang Seng Bank Ltd	37,300	521
Solvay SA	17,627	1,747	Hiroshima Bank Ltd/The	36,000	142
Sumitomo Chemical Co Ltd	79,000	355	Hokuhoku Financial Group Inc	89,000	185
Tokuyama Corp	17,000	90	Industrial and Commercial Bank of China Ltd	8,137,000	5,926
Tosoh Corp	36,000	93	Intesa Sanpaolo SpA (a)	1,588,326	6,046
Ube Industries Ltd/Japan	282,000	730	Itau Unibanco Holding SA ADR	395,200	7,572
Wacker Chemie AG	1,129	148	Iyo Bank Ltd/The	18,000	149
		33,600	KBC Groep NV (a)	7,057	304
Chemicals - Specialty (0.40%)			Lloyds Banking Group PLC (a)	1,662,648	1,337
Daicel Chemical Industries Ltd	229,000	1,379	Mizuho Financial Group Inc	669,079	1,291
Givaudan SA	547	446	Mizuho Trust & Banking Co Ltd	111,000	111
Lonza Group AG	9,483	674	National Australia Bank Ltd	258,074	5,997
Tokyo Ohka Kogyo Co Ltd	26,000	453	National Bank of Greece SA (a)	102,094	2,232
Umicore	94,230	2,904	Nishi-Nippon City Bank Ltd/The	50,000	129
		5,856	Nordea Bank AB	169,096	1,551
			Oversea-Chinese Banking Corp Ltd	125,000	724
Circuit Boards (0.04%)			Piraeus Bank SA (a)	116,278	982
Ibiden Co Ltd	18,100	618	Pohjola Bank PLC	10,327	106
Coatings & Paint (0.01%)			Raiffeisen International Bank Holding AS	3,912	194
Kansai Paint Co Ltd	15,000	121	Resona Holdings Inc	27,100	338
			Senshu Ikeda Holdings Inc (a)	34,200	115
Commercial Banks (8.64%)			Seven Bank Ltd	41	85
Allied Irish Banks PLC (a)	312,500	550	Shizuoka Bank Ltd/The	44,000	379
Alpha Bank AE (a)	125,186	1,202	Skandinaviska Enskilda Banken AB	80,460	477
Australia & New Zealand Banking Group Ltd	696,882	13,336	Standard Chartered PLC	150,392	3,464
Banco Bilbao Vizcaya Argentaria SA	937,829	14,296	Sumitomo Mitsui Financial Group Inc	157,600	5,087
Banco Comercial Portugues SA	167,449	181	Sumitomo Trust & Banking Co Ltd/The	73,000	404
Banco Espirito Santo SA	148,248	863	Suncorp-Metway Ltd	54,296	425
Banco Popolare SC (a)	46,320	293	Suruga Bank Ltd	15,000	132
Banco Popular Espanol SA	61,815	468	Svenska Handelsbanken AB	24,425	636
Banco Santander SA	689,135	9,841	Swedbank AB (a)	142,000	1,222
Bank of Cyprus Public Co Ltd	40,247	254	Unione di Banche Italiane SCPA	203,099	2,788
Bank of East Asia Ltd	105,000	358	United Overseas Bank Ltd	236,000	3,025
Bank of Kyoto Ltd/The	22,000	182	Westpac Banking Corp	150,283	3,154
Bank of Yokohama Ltd/The	90,000	426	Wing Hang Bank Ltd	80,500	676
Bankinter SA	20,515	183			127,125
BOC Hong Kong Holdings Ltd	1,015,000	2,109	Commercial Services (0.52%)
Chiba Bank Ltd/The	55,000	332	SGS SA	5,998	7,712
Commonwealth Bank of Australia	193,802	9,087
Danske Bank A/S (a)	81,807	1,943	Commercial Services - Finance (0.06%)
DBS Group Holdings Ltd	82,000	826	Experian PLC	92,184	876
Deutsche Postbank AG (a)	47,900	1,450
DnB NOR ASA	844,577	9,537	Computer Aided Design (0.02%)
EFG Eurobank Ergasias SA (a)	23,327	199	Dassault Systemes SA	4,683	269
Erste Group Bank AG	10,679	403

Schedule of Investments
International Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Computer Data Security (0.08%)			Diversified Banking Institutions (continued)
Gemalto NV (a)	30,400 $	1,207	BNP Paribas	226,581 $	16,186
			Credit Agricole SA	46,922	736
Computer Services (0.03%)			Credit Suisse Group AG	243,745	10,544
Atos Origin SA (a)	3,251	151	Deutsche Bank AG	65,245	3,980
Computershare Ltd	32,000	328	HSBC Holdings PLC	2,983,906	31,944
		479	Julius Baer Group Ltd	10,807	359
Computer Software (0.16%)			Mitsubishi UFJ Financial Group Inc	1,474,000	7,585
Playtech Ltd	290,300	2,382	Royal Bank of Scotland Group PLC (a)	831,796	423
			Societe Generale	32,781	1,897
Computers - Integrated Systems (0.20%)			UBS AG (a)	561,253	7,320
Fujitsu Ltd	472,000	2,879	UniCredit SpA (a)	853,770	2,354
					90,536
Computers - Memory Devices (0.11%)
TDK Corp	24,100	1,557	Diversified Financial Services (0.03%)
			Criteria Caixacorp SA	60,803	275
Computers - Peripheral Equipment (0.06%)			Investec PLC	30,478	206
Logitech International SA (a)	52,402	885			481

Consulting Services (0.04%)			Diversified Manufacturing Operations (1.25%)
Serco Group PLC	66,400	528	CSR Ltd	102,665	164
			Invensys PLC	59,250	290
Containers - Metal & Glass (0.10%)			Siemens AG	187,886	16,720
Rexam PLC	267,192	1,272	Tomkins PLC	309,344	926
Toyo Seikan Kaisha Ltd	10,700	151	Wartsila OYJ	6,392	301
		1,423			18,401
Containers - Paper & Plastic (0.03%)			Diversified Minerals (2.16%)
Amcor Ltd/Australia	86,819	453	Anglo American PLC (a)	150,581	5,525
			BHP Billiton Ltd	282,741	9,830
Cosmetics & Toiletries (0.72%)			BHP Billiton PLC	217,221	6,372
Beiersdorf AG	6,290	368	Dowa Holdings Co Ltd	18,000	100
Kao Corp	27,000	651	Mongolia Energy Co Ltd (a)	218,000	106
L'Oreal SA	10,668	1,125	Sumitomo Metal Mining Co Ltd	25,000	348
Shiseido Co Ltd	17,300	354	Vale SA ADR	308,900	7,967
Unicharm Corp	84,400	8,027	Xstrata PLC	95,106	1,543
		10,525			31,791
Cruise Lines (0.03%)			Diversified Operations (1.67%)
Carnival PLC (a)	11,950	430	Drax Group PLC	24,549	160
			GEA Group AG	76,943	1,575
Dialysis Centers (0.12%)			Groupe Bruxelles Lambert SA	4,384	400
Fresenius Medical Care AG & Co KGaA	36,210	1,835	Hutchison Whampoa Ltd	283,000	1,925
Distribution & Wholesale (0.14%)			Jardine Strategic Holdings Ltd	297,500	5,055
Canon Marketing Japan Inc	4,900	68	Keppel Corp Ltd	329,000	1,944
Hitachi High-Technologies Corp	4,900	98	LVMH Moet Hennessy Louis Vuitton SA	37,243	4,058
Jardine Cycle & Carriage Ltd	9,000	161	Noble Group Ltd	91,000	185
Li & Fung Ltd	104,000	474	NWS Holdings Ltd	59,000	96
Wolseley PLC (a)	59,748	1,314	Swire Pacific Ltd	795,000	8,626
		2,115	Wharf Holdings Ltd	98,000	484
					24,508
Diversified Banking Institutions (6.15%)
Barclays PLC	1,686,543	7,208

Schedule of Investments
International Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diversified Operations & Commercial Services (0.04%)			Electronic Components - Miscellaneous (1.00%)
Brambles Ltd	66,518 $	382	Hoya Corp	21,100 $	563
Bunzl PLC	23,715	236	Koninklijke Philips Electronics NV	170,091	5,136
		618	Kyocera Corp	7,300	661
E-Commerce - Services (0.06%)			Mabuchi Motor Co Ltd	2,000	109
Rakuten Inc	1,028	841	Minebea Co Ltd	25,000	133
			Murata Manufacturing Co Ltd	11,000	603
Electric - Distribution (0.03%)			NEC Corp	112,000	289
AGL Energy Ltd	32,719	400	Nidec Corp	4,600	451
			Nippon Electric Glass Co Ltd	80,000	1,125
Electric - Generation (0.02%)			Omron Corp	71,500	1,423
Electric Power Development Co Ltd	9,800	284	Toshiba Corp	751,000	4,103
			Yaskawa Electric Corp	17,000	141
Electric - Integrated (2.94%)					14,737
A2A SpA	80,418	153
Chubu Electric Power Co Inc	28,900	732	Electronic Components - Semiconductors (0.32%)
CLP Holdings Ltd	105,000	711	Elpida Memory Inc (a)	8,500	150
E.ON AG	259,599	9,546	Infineon Technologies AG (a)	426,901	2,359
EDF SA	10,622	571	Renewable Energy Corp ASA (a)	153,000	887
EDP - Energias de Portugal SA	716,044	2,838	Rohm Co Ltd	13,500	910
Endesa SA	36,700	1,119	Shinko Electric Industries Co Ltd	4,600	62
Enel SpA	605,337	3,254	STMicroelectronics NV	49,306	404
Fortum OYJ	20,009	508			4,772
GDF Suez	227,086	8,586	Electronic Connectors (0.02%)
Hokkaido Electric Power Co Inc	13,400	255	Hirose Electric Co Ltd	2,200	236
Hokuriku Electric Power Co	13,700	296
Hongkong Electric Holdings Ltd	70,500	395	Electronic Measurement Instruments (0.15%)
Iberdrola SA	181,022	1,541	Advantest Corp	10,900	272
International Power PLC	543,849	2,777	Keyence Corp	7,930	1,825
Kansai Electric Power Co Inc/The	33,200	756	Yokogawa Electric Corp	16,800	136
Kyushu Electric Power Co Inc	19,000	411			2,233
Public Power Corp SA (a)	8,119	152	Electronics - Military (0.01%)
RWE AG	21,866	1,941	Safran SA	4,300	84
Scottish & Southern Energy PLC	40,634	757
Shikoku Electric Power Co	12,900	353	Engineering - Research & Development Services (0.22%)
Tohoku Electric Power Co Inc	21,500	431	ABB Ltd (a)	112,132	2,030
Tokyo Electric Power Co Inc/The	191,752	5,165	Chiyoda Corp	19,000	173
		43,248	JGC Corp	15,000	280
			Kinden Corp	10,000	91
Electric - Transmission (0.16%)
National Grid PLC	194,541	1,954	SembCorp Industries Ltd	76,000	189
Terna Rete Elettrica Nazionale SpA	92,781	374	Singapore Technologies Engineering Ltd	98,000	214
		2,328	WorleyParsons Ltd	11,630	240
					3,217
Electric Products - Miscellaneous (0.26%)
Brother Industries Ltd	15,900	172	Enterprise Software & Services (0.67%)
Hitachi Ltd	228,000	781	Autonomy Corp PLC (a)	15,366	381
Legrand SA	7,645	221	Nomura Research Institute Ltd	7,000	155
Mitsubishi Electric Corp	307,000	2,392	SAP AG	117,763	5,367
Sanyo Electric Co Ltd (a)	153,000	255	Totvs SA	65,099	4,003
		3,821			9,906

Schedule of Investments
International Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Filtration & Separation Products (0.02%)			Food - Miscellaneous/Diversified (3.88%)
Alfa Laval AB	26,489 $	360	Ajinomoto Co Inc	48,000 $	455
			Associated British Foods PLC	25,692	361
Finance - Consumer Loans (0.08%)			Cadbury PLC	59,583	788
Promise Co Ltd	126,950	1,176	Danone	254,530	14,555
			Kerry Group PLC	10,182	301
Finance - Credit Card (0.01%)
			Kikkoman Corp	12,000	140
Credit Saison Co Ltd	11,300	141
			Nestle SA	391,588	18,562
Finance - Investment Banker & Broker (1.02%)			Nissin Foods Holdings Co Ltd	5,100	168
Daiwa Securities Group Inc	81,000	405	Orkla ASA	33,600	303
ICAP PLC	37,857	222	Unilever NV	530,094	16,231
Macquarie Group Ltd	49,605	2,183	Unilever PLC	173,638	5,280
Mediobanca SpA (a)	159,363	1,742			57,144
Mizuho Securities Co Ltd	37,000	109	Food - Retail (2.04%)
Nomura Holdings Inc	1,394,000	10,422	Carrefour SA	61,156	2,984
		15,083	Casino Guichard Perrachon SA	3,649	299
Finance - Leasing Company (0.23%)			Delhaize Group SA	5,344	419
Mitsubishi UFJ Lease & Finance Co Ltd	27,970	968	Jeronimo Martins SGPS SA	16,225	156
ORIX Corp	32,010	2,396	Koninklijke Ahold NV	146,734	1,844
		3,364	Metro AG	46,089	2,531
			Tesco PLC	2,936,149	19,871
Finance - Other Services (0.59%)			WM Morrison Supermarkets PLC	109,360	503
ASX Ltd	12,466	375
			Woolworths Ltd	60,731	1,386
Deutsche Boerse AG	41,710	2,742
					29,993
Hong Kong Exchanges and Clearing Ltd	149,900	2,528
IG Group Holdings PLC	86,300	554	Food - Wholesale & Distribution (0.01%)
Man Group PLC	266,177	998	Metcash Ltd	55,197	207
Shriram Transport Finance Co Ltd - Warrants	105,000	1,108
(a)(b)			Gambling (Non-Hotel) (0.05%)
Singapore Exchange Ltd	61,000	344	TABCORP Holdings Ltd	43,368	269
		8,649	William Hill PLC	134,500	427
					696
Food - Baking (0.01%)
Yamazaki Baking Co Ltd	9,000	109	Gas - Distribution (1.31%)
			Centrica PLC	2,691,781	11,556
Food - Catering (0.04%)			Enagas	12,927	268
Compass Group PLC	80,988	551	Gas Natural SDG SA	157,276	3,124
			Hong Kong & China Gas Co Ltd	208,000	454
Food - Confectionery (0.40%)			Osaka Gas Co Ltd	84,000	296
Want Want China Holdings Ltd	9,323,000	5,954	Tokyo Gas Co Ltd	870,000	3,523
					19,221
Food - Dairy Products (0.03%)
Parmalat SpA	121,994	306	Gas - Transportation (0.03%)
Yakult Honsha Co Ltd	7,000	203	Snam Rete Gas SpA	101,890	479
		509
			Gold Mining (0.26%)
Food - Flour & Grain (0.01%)			Lihir Gold Ltd	379,000	922
Nisshin Seifun Group Inc	14,000	187	Newcrest Mining Ltd	106,158	2,945
					3,867
Food - Meat Products (0.01%)
Nippon Meat Packers Inc	13,000	164	Harbor Transportation Services (0.05%)
			Kamigumi Co Ltd	96,000	722

Schedule of Investments
International Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Hotels & Motels (0.16%)			Life & Health Insurance (continued)
Accor SA	39,451 $	1,990	Old Mutual PLC (a)	304,691 $	502
Intercontinental Hotels Group PLC	18,851	270	Prudential PLC	229,747	2,104
Shangri-La Asia Ltd	94,000	163	Sony Financial Holdings Inc	73	200
		2,423	Standard Life PLC	122,491	381
Human Resources (0.36%)			T&D Holdings Inc	43,850	906
Adecco SA	37,883	2,041			12,270
Capita Group PLC/The	31,263	360	Lighting Products & Systems (0.43%)
Hays PLC	435,400	766	Ushio Inc	375,200	6,346
Randstad Holding NV (a)	45,013	2,160
		5,327	Lottery Services (0.01%)
			Tatts Group Ltd	83,975	171
Import & Export (1.41%)
ITOCHU Corp	285,000	2,225	Machinery - Construction & Mining (0.13%)
Marubeni Corp	83,000	482	Atlas Copco AB - A Shares	36,310	492
Mitsubishi Corp	460,600	11,138	Atlas Copco AB - B Shares	30,777	371
Mitsui & Co Ltd	242,033	3,560	Hitachi Construction Machinery Co Ltd	7,700	161
Sojitz Corp	86,600	159	Komatsu Ltd	47,100	948
Sumitomo Corp	259,900	2,926			1,972
Toyota Tsusho Corp	15,100	229
			Machinery - Electrical (0.13%)
		20,719
			Schindler Holding AG	1,487	111
Industrial Automation & Robots (0.05%)			Schindler Holding AG	3,539	262
Fanuc Ltd	8,100	775	SMC Corp/Japan	12,900	1,557
					1,930
Industrial Gases (1.02%)
Air Liquide SA	10,983	1,165	Machinery - Farm (0.08%)
Air Water Inc	62,000	709	Kubota Corp	133,000	1,196
Linde AG	118,179	12,975
			Machinery - General Industry (0.27%)
Taiyo Nippon Sanso Corp	20,000	197
			Alstom SA	21,935	1,464
		15,046
			Amada Co Ltd	23,000	154
Internet Content - Information & News (0.37%)			IHI Corp	97,000	149
Baidu Inc/China ADR (a)	13,200	5,435	Kawasaki Heavy Industries Ltd	101,000	259
			Kone OYJ	11,536	465
Investment Companies (0.10%)			MAN SE	5,335	357
Investor AB	80,435	1,416	Metso OYJ	9,435	317
Investment Management & Advisory Services (0.05%)			Mitsubishi Heavy Industries Ltd	152,000	530
Aberdeen Asset Management PLC	255,300	503	Sumitomo Heavy Industries Ltd	42,000	214
Schroders PLC	8,873	175			3,909
		678	Machinery Tools & Related Products (0.13%)
Leisure & Recreation Products (0.10%)			Sandvik AB	47,041	511
Sega Sammy Holdings Inc	121,700	1,378	THK Co Ltd	71,200	1,406
Yamaha Corp	11,300	134			1,917
		1,512	Medical - Biomedical/Gene (0.05%)
Life & Health Insurance (0.83%)			CSL Ltd	26,470	728
AMP Ltd	336,799	1,853
			Medical - Drugs (5.92%)
Aviva PLC	119,418	732	Actelion Ltd (a)	18,478	978
China Pacific Insurance Group Co Ltd (a)	1,045,000	3,890	Astellas Pharma Inc	67,300	2,482
Legal & General Group PLC	1,343,450	1,614	AstraZeneca PLC	75,371	3,498
Mediolanum SpA	15,814	88	Chugai Pharmaceutical Co Ltd	16,000	286

Schedule of Investments
International Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Drugs (continued)			Medical Products (continued)
Daiichi Sankyo Co Ltd	33,500 $	696	SSL International PLC	142,727 $	1,769
Dainippon Sumitomo Pharma Co Ltd	68,600	730	Synthes Inc	2,714	345
Eisai Co Ltd	44,200	1,643	Terumo Corp	8,400	471
GlaxoSmithKline PLC	496,614	9,665	William Demant Holding (a)	18,362	1,433
Hisamitsu Pharmaceutical Co Inc	4,800	173			7,378
Kobayashi Pharmaceutical Co Ltd	18,000	717	Metal - Aluminum (0.02%)
Kyowa Hakko Kirin Co Ltd	19,000	198	Alumina Ltd	164,859	226
Mitsubishi Tanabe Pharma Corp	142,000	2,012
Novartis AG	332,561	17,797	Metal - Copper (0.05%)
Novo Nordisk A/S	80,860	5,471	Antofagasta PLC	29,983	416
Ono Pharmaceutical Co Ltd	6,100	271	Kazakhmys PLC (a)	16,340	314
Orion OYJ	6,451	141			730
Roche Holding AG	151,919	25,488	Metal - Diversified (1.70%)
Sanofi-Aventis SA	121,956	9,018	Eurasian Natural Resources Corp	19,528	280
Santen Pharmaceutical Co Ltd	5,300	167	Mitsui Mining & Smelting Co Ltd (a)	40,000	105
Shionogi & Co Ltd	31,000	639	Rio Tinto Ltd	86,945	5,199
Shire PLC	152,102	3,012	Rio Tinto PLC	355,582	17,340
Takeda Pharmaceutical Co Ltd	37,100	1,627	Vedanta Resources PLC	52,955	2,031
Tsumura & Co	4,300	136			24,955
UCB SA	7,280	326
		87,171	Metal - Iron (0.02%)
			Fortescue Metals Group Ltd (a)	88,233	353
Medical - Generic Drugs (0.58%)
Teva Pharmaceutical Industries Ltd ADR	149,400	8,474	Metal Processors & Fabrication (0.10%)
			Assa Abloy AB	23,958	413
Medical - HMO (0.28%)			NSK Ltd	33,000	239
Amil Participacoes SA	592,925	4,183	NTN Corp	27,000	117
Medical - Hospitals (0.05%)			Sims Metal Management Ltd	11,655	219
Ramsay Health Care Ltd	69,200	700	SKF AB	29,464	455
					1,443
Medical - Wholesale Drug Distribution (0.02%)			Mining Services (0.03%)
Medipal Holdings Corp	10,200	127	Orica Ltd	17,190	366
Suzuken Co Ltd	5,000	167
		294	Multi-Line Insurance (2.09%)
Medical Instruments (0.12%)			Aegon NV (a)	63,770	381
Elekta AB	54,100	1,269	Allianz SE	23,873	2,643
Getinge AB	14,000	300	Assicurazioni Generali SpA	51,099	1,215
Sysmex Corp	2,400	134	AXA SA	310,965	6,403
		1,703	Baloise-Holding AG	20,011	1,659
			CNP Assurances	8,479	750
Medical Laboratory & Testing Service (0.01%)			ING Groep NV (a)	957,187	8,964
BioMerieux	1,010	111	Mapfre SA	52,665	208
			Sampo OYJ	18,427	445
Medical Products (0.50%)
Cochlear Ltd	4,009	221	Storebrand ASA (a)	383,600	2,682
Coloplast A/S	1,678	182	Vienna Insurance Group	2,832	136
Fresenius SE	2,039	125	Zurich Financial Services	24,714	5,254
Nobel Biocare Holding AG	8,828	260			30,740
Smith & Nephew PLC	102,041	1,026	Multimedia (0.31%)
Sonova Holding AG	12,494	1,546	Pearson PLC	90,400	1,280

Schedule of Investments
International Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Multimedia (continued)			Oil Company - Integrated (continued)
Sanoma OYJ	5,811 $	129	Royal Dutch Shell PLC - B Shares	287,087 $	7,637
Vivendi SA	51,323	1,334	Statoil ASA	62,700	1,407
WPP PLC	201,739	1,862	Suncor Energy Inc	211,300	6,672
		4,605	Total SA	250,047	14,451
Non-Ferrous Metals (0.06%)					84,027
Energy Resources of Australia Ltd	4,739	87	Oil Refining & Marketing (0.14%)
Mitsubishi Materials Corp	304,000	789	Caltex Australia Ltd	9,750	77
		876	Cosmo Oil Co Ltd	44,000	96
Office Automation & Equipment (0.93%)			Motor Oil Hellas Corinth Refineries SA	26,083	361
Canon Inc	279,200	10,914	Nippon Mining Holdings Inc	63,000	271
Ricoh Co Ltd	187,000	2,677	Nippon Oil Corp	223,000	1,042
Seiko Epson Corp	9,800	163	TonenGeneral Sekiyu KK	21,000	174
		13,754			2,021
Office Supplies & Forms (0.01%)			Optical Supplies (0.11%)
Societe BIC SA	1,908	136	Cie Generale d'Optique Essilor International
			SA	28,535	1,660

Oil - Field Services (0.87%)			Paper & Related Products (0.06%)
Amec PLC	56,300	679	Holmen AB	3,814	91
Fugro NV	4,700	279	Nippon Paper Group Inc	6,700	175
Petrofac Ltd	14,965	229	OJI Paper Co Ltd	64,000	269
Saipem SpA	102,903	3,332	Svenska Cellulosa AB	30,415	410
SBM Offshore NV	403,207	7,869			945
Technip SA	5,798	396
		12,784	Petrochemicals (0.08%)
			Mitsui Chemicals Inc	415,000	1,110
Oil & Gas Drilling (0.10%)
Seadrill Ltd	66,100	1,500	Photo Equipment & Supplies (0.24%)
			FUJIFILM Holdings Corp	81,700	2,617
Oil Company - Exploration & Production (1.53%)			Konica Minolta Holdings Inc	35,000	357
Arrow Energy Ltd (a)	39,164	135	Nikon Corp	14,000	287
Cairn Energy PLC (a)	1,376,164	7,093	Olympus Corp	10,600	318
Inpex Corp	175	1,280			3,579
Niko Resources Ltd	77,900	7,194
Oil Search Ltd	266,023	1,231	Platinum (0.02%)
Origin Energy Ltd	166,485	2,350	Lonmin PLC (a)	11,012	315
Santos Ltd	135,194	1,565
			Power Converter & Supply Equipment (1.28%)
Tullow Oil PLC	37,276	683
			Dongfang Electric Corp Ltd	832,200	4,102
Woodside Petroleum Ltd	27,130	1,011
			Gamesa Corp Tecnologica SA	478,460	6,944
		22,542
			Schneider Electric SA	47,668	4,918
Oil Company - Integrated (5.71%)			Vestas Wind Systems A/S (a)	54,035	2,842
BG Group PLC	1,172,074	21,547			18,806
BP PLC	1,344,955	12,548
			Printing - Commercial (0.05%)
ENI SpA	142,493	3,312
			Dai Nippon Printing Co Ltd	28,000	384
Galp Energia SGPS SA	72,482	1,156
			Toppan Printing Co Ltd	40,000	348
Idemitsu Kosan Co Ltd	1,600	102
					732
OMV AG	11,002	433
Repsol YPF SA	67,189	1,587	Property & Casualty Insurance (0.68%)
Royal Dutch Shell PLC - A Shares	600	17	Admiral Group PLC	13,289	239
Royal Dutch Shell PLC - A Shares	476,057	13,158	Aioi Insurance Co Ltd	142,000	674

Schedule of Investments
International Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Property & Casualty Insurance (continued)			Real Estate Operator & Developer (continued)
Insurance Australia Group Ltd	90,815 $	304	New World Development Ltd	181,000 $	295
Mitsui Sumitomo Insurance Group Holdings			NTT Urban Development Corp	747	546
Inc	62,600	1,567	Sino Land Co Ltd	120,000	198
QBE Insurance Group Ltd	156,543	3,157	Sumitomo Realty & Development Co Ltd	18,244	323
RSA Insurance Group PLC	175,634	359	Sun Hung Kai Properties Ltd	701,000	8,972
Tokio Marine Holdings Inc	133,966	3,602	Tokyo Tatemono Co Ltd	21,000	83
TrygVesta AS	1,721	105	Wheelock & Co Ltd	67,000	175
		10,007			16,790
Public Thoroughfares (0.12%)			Recreational Vehicles (0.01%)
Abertis Infraestructuras SA	20,063	406	Yamaha Motor Co Ltd	14,500	197
Atlantia SpA	18,547	463
Brisa Auto-Estradas de Portugal SA	12,997	124	Reinsurance (0.29%)
Macquarie Atlas Roads Group (a)	35,350	29	Hannover Rueckversicherung AG (a)	4,503	208
Macquarie Infrastructure Group	176,748	189	Muenchener Rueckversicherungs AG	8,605	1,295
Societe Des Autoroutes Paris-Rhin-Rhone (a)	1,612	118	SCOR SE	12,178	282
Transurban Group	80,843	373	Swiss Reinsurance Co Ltd	57,203	2,473
		1,702			4,258
Publishing - Books (0.06%)			REITS - Diversified (0.50%)
Reed Elsevier NV	35,614	430	Ascendas Real Estate Investment Trust	1,278,333	1,742
Reed Elsevier PLC	59,801	476	British Land Co PLC	171,153	1,188
		906	Corio NV	3,811	234
Publishing - Newspapers (0.04%)			Dexus Property Group	335,344	244
Fairfax Media Ltd	153,344	233	Gecina SA	1,374	136
Singapore Press Holdings Ltd	114,000	299	Klepierre	6,570	245
		532	Land Securities Group PLC	33,158	336
			Segro PLC	136,900	680
Publishing - Periodicals (0.07%)			Stockland	243,389	796
PagesJaunes Groupe SA	9,245	100	Unibail-Rodamco SE	7,853	1,702
United Business Media Ltd	80,200	544			7,303
Wolters Kluwer NV	20,118	420
		1,064	REITS - Office Property (0.10%)
			ICADE	1,451	140
Real Estate Management & Services (0.20%)			Japan Prime Realty Investment Corp	40	76
Aeon Mall Co Ltd	6,000	109	Japan Real Estate Investment Corp	34	283
Daito Trust Construction Co Ltd	5,600	266	Nippon Building Fund Inc	38	334
Lend Lease Group	31,438	259	Nomura Real Estate Office Fund Inc	20	115
Mitsubishi Estate Co Ltd	142,000	2,299	Orix JREIT Inc	106	520
		2,933			1,468
Real Estate Operator & Developer (1.14%)			REITS - Shopping Centers (0.25%)
CapitaLand Ltd	114,000	310	Japan Retail Fund Investment Corp	24	111
Cheung Kong Holdings Ltd	63,000	741	Westfield Group	318,537	3,537
China Overseas Land & Investment Ltd	606,000	1,076			3,648
City Developments Ltd	37,000	280
Hang Lung Group Ltd	57,000	256	Research & Development (0.05%)
Hang Lung Properties Ltd	313,000	1,062	QinetiQ Group PLC	353,800	754
Henderson Land Development Co Ltd	222,000	1,397	Respiratory Products (0.05%)
Hopewell Holdings Ltd	42,000	127	ResMed Inc (a)	144,963	742
Kerry Properties Ltd	51,000	226
Mitsui Fudosan Co Ltd	43,000	723

Schedule of Investments
International Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Apparel & Shoe (0.33%)			Retail - Miscellaneous/Diversified
ABC-Mart Inc	4,200 $	129	(continued)
Esprit Holdings Ltd	56,256	396	Wesfarmers Ltd	222,293 $	5,392
Fast Retailing Co Ltd	2,100	350			6,966
Hennes & Mauritz AB	22,414	1,319	Retail - Restaurants (0.02%)
Inditex SA	32,996	2,077	Whitbread PLC	12,851	287
Next PLC	14,447	451
Shimamura Co Ltd	1,600	140	Rubber - Tires (0.89%)
		4,862	Bridgestone Corp	676,000	10,773
			Cie Generale des Etablissements Michelin	27,705	2,146
Retail - Building Products (0.12%)			Pirelli & C SpA (a)	192,775	112
Kingfisher PLC	507,092	1,708	Sumitomo Rubber Industries Ltd	12,000	94
Retail - Consumer Electronics (0.12%)					13,125
Carphone Warehouse Group PLC	465,500	1,413	Rubber & Vinyl (0.11%)
Yamada Denki Co Ltd	6,300	405	JSR Corp	79,000	1,561
		1,818
			Satellite Telecommunications (0.23%)
Retail - Convenience Store (0.07%)			Eutelsat Communications	7,189	232
Lawson Inc	22,000	997	Inmarsat PLC	31,574	343
Retail - Discount (0.05%)			SES SA	130,591	2,864
Harvey Norman Holdings Ltd	247,532	802			3,439
			Security Services (0.14%)
Retail - Drug Store (0.06%)			G4S PLC	92,425	371
Matsumotokiyoshi Holdings Co Ltd	42,000	917	Secom Co Ltd	38,000	1,703
					2,074
Retail - Home Furnishings (0.08%)
Nitori Co Ltd	16,050	1,211	Semiconductor Equipment (0.36%)
			Aixtron AG	35,500	1,063
Retail - Jewelry (0.28%)			ASM Pacific Technology Ltd	14,500	120
Cie Financiere Richemont SA	99,251	3,362	ASML Holding NV	70,960	2,229
Citizen Holdings Co Ltd	21,000	138	Tokyo Electron Ltd	31,200	1,895
Swatch Group AG/The	1,552	405			5,307
Swatch Group AG/The	3,082	155	Shipbuilding (0.03%)
		4,060	Mitsui Engineering & Shipbuilding Co Ltd	54,000	130
Retail - Major Department Store (0.38%)			SembCorp Marine Ltd	64,000	150
David Jones Ltd	363,949	1,522	Yangzijiang Shipbuilding Holdings Ltd	119,000	89
Home Retail Group PLC	63,275	257			369
Isetan Mitsukoshi Holdings Ltd	25,700	242	Silver Mining (0.01%)
J Front Retailing Co Ltd	33,000	157	Fresnillo PLC	12,945	138
Lifestyle International Holdings Ltd	39,000	64
Marks & Spencer Group PLC	81,078	449	Soap & Cleaning Products (0.48%)
Marui Group Co Ltd	99,900	610	Henkel AG & Co KGaA	9,572	418
PPR	17,142	2,090	Reckitt Benckiser Group PLC	127,719	6,621
Takashimaya Co Ltd	22,000	160			7,039
		5,551
			Steel - Producers (1.31%)
Retail - Miscellaneous/Diversified (0.47%)			ArcelorMittal	100,332	3,884
Aeon Co Ltd	46,400	461	BlueScope Steel Ltd	469,300	1,081
Seven & I Holdings Co Ltd	38,700	846	JFE Holdings Inc	60,600	2,107
Wesfarmers Ltd	10,975	267	Kobe Steel Ltd	180,000	323
			Nippon Steel Corp	252,000	914

Schedule of Investments
International Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Steel - Producers (continued)			Television (0.40%)
OneSteel Ltd	97,679 $	266	Fuji Media Holdings Inc	437 $	655
Sumitomo Metal Industries Ltd	731,000	2,012	Gestevision Telecinco SA	7,036	100
ThyssenKrupp AG	257,518	8,184	ITV PLC (a)	2,310,200	2,072
Tokyo Steel Manufacturing Co Ltd	6,800	67	M6-Metropole Television	4,701	125
Voestalpine AG	7,968	279	Mediaset SpA	177,494	1,347
Yamato Kogyo Co Ltd	3,100	97	Modern Times Group AB	30,200	1,385
		19,214	Societe Television Francaise 1	8,645	149
Steel - Specialty (0.01%)			Television Broadcasts Ltd	21,000	98
Daido Steel Co Ltd	20,000	73			5,931
Hitachi Metals Ltd	12,000	116	Textile - Products (0.03%)
		189	Nisshinbo Holdings Inc	9,000	78
Steel Pipe & Tube (0.06%)			Toray Industries Inc	58,000	317
Tenaris SA	21,562	480			395
Vallourec SA	2,332	401	Tobacco (0.58%)
		881	British American Tobacco PLC	139,354	4,606
Sugar (0.15%)			Imperial Tobacco Group PLC	57,962	1,869
Suedzucker AG	4,748	110	Japan Tobacco Inc	568	2,050
Tate & Lyle PLC	324,700	2,047			8,525
		2,157	Tools - Hand Held (0.09%)
Telecommunication Equipment (0.02%)			Makita Corp	41,300	1,386
Alcatel-Lucent/France (a)	103,100	347
			Toys (0.09%)
Telecommunication Services (0.45%)			Namco Bandai Holdings Inc	14,500	144
Cable & Wireless PLC	549,200	1,242	Nintendo Co Ltd	4,400	1,227
Singapore Telecommunications Ltd	1,229,000	2,619			1,371
Telecom Corp of New Zealand Ltd	135,647	226	Transport - Marine (0.17%)
Telenor ASA	133,700	1,738	AP Moller - Maersk A/S - A shares	40	300
TeliaSonera AB	115,165	775	AP Moller - Maersk A/S - B shares	54	421
		6,600	Frontline Ltd/Bermuda	29,200	878
Telephone - Integrated (2.46%)			Kawasaki Kisen Kaisha Ltd	44,000	155
Belgacom SA	11,058	403	Mitsui OSK Lines Ltd	57,000	355
BT Group PLC	1,289,757	2,815	Nippon Yusen KK	82,000	283
Deutsche Telekom AG	331,103	4,309	Orient Overseas International Ltd	14,500	99
Elisa OYJ	9,608	210			2,491
France Telecom SA	80,787	1,852	Transport - Rail (0.51%)
Hellenic Telecommunications Organization			Central Japan Railway Co	78	573
SA	107,100	1,467	East Japan Railway Co	71,200	4,780
KDDI Corp	130	685	Keio Corp	41,000	259
Koninklijke KPN NV	222,289	3,681	Keisei Electric Railway Co Ltd	20,000	110
Nippon Telegraph & Telephone Corp	52,900	2,226	MTR Corp	101,000	327
Portugal Telecom SGPS SA	41,571	429	Odakyu Electric Railway Co Ltd	46,000	373
Softbank Corp	113,505	2,886	Tobu Railway Co Ltd	59,000	317
Swisscom AG	1,252	456	Tokyu Corp	84,000	341
Telecom Italia SpA - RNC	429,888	499	West Japan Railway Co	123	424
Telecom Italia SpA	439,189	657			7,504
Telefonica SA	520,639	12,472
Telstra Corp Ltd	394,185	1,163	Transport - Services (0.49%)
		36,210	Asciano Group (a)	194,449	292

Schedule of Investments
International Fund I
January 31, 2010 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)
COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (2.16%)
Transport - Services (continued)			Diversified Banking Institutions (2.16%)
ComfortDelgro Corp Ltd	134,000 $	151	Investment in Joint Trading Account; Bank
Deutsche Post AG	160,954	2,803	of America Repurchase Agreement; 0.10%
			dated 01/29/10 maturing 02/01/10
Firstgroup PLC	36,581	215	(collateralized by Sovereign Agency
Koninklijke Vopak NV (a)	2,258	169	Issues; $9,693,000; 0.00% - 5.00%; dated
Kuehne + Nagel International AG	19,063	1,837	04/01/10 - 01/27/20)	$ 9,502 $	9,502
TNT NV	49,017	1,407	Investment in Joint Trading Account; Credit
Toll Holdings Ltd	48,421	366	Suisse Repurchase Agreement; 0.10%
			dated 01/29/10 maturing 02/01/10
		7,240	(collateralized by US Treasury Note;
Transport - Truck (0.13%)			$4,996,000; 0.88%; dated 03/31/11)	4,898	4,898
Nippon Express Co Ltd	382,000	1,601	Investment in Joint Trading Account;
			Deutsche Bank Repurchase Agreement;
Yamato Holdings Co Ltd	27,000	371	0.11% dated 01/29/10 maturing 02/01/10
		1,972	(collateralized by Sovereign Agency
			Issues; $8,893,000; 0.00% - 4.75%; dated
Venture Capital (0.02%)			02/15/10 - 12/10/15)	8,719	8,719
3i Group PLC	69,584	292	Investment in Joint Trading Account;
			Morgan Stanley Repurchase Agreement;
Water (0.06%)			0.11% dated 01/29/10 maturing 02/01/10
Severn Trent PLC	17,304	310	(collateralized by Sovereign Agency
Veolia Environnement	19,254	632	Issues; $8,893,000; 1.13% - 3.15%; dated
		942	12/15/11 - 01/22/15)	8,719	8,719
					31,838
Web Portals (0.20%)
Iliad SA	15,600	1,729	TOTAL REPURCHASE AGREEMENTS	$ 31,838
United Internet AG (a)	80,541	1,185	Total Investments	$ 1,452,511
		2,914	Other Assets in Excess of Liabilities, Net - 1.32%		19,423
Wire & Cable Products (0.02%)			TOTAL NET ASSETS - 100.00%	$ 1,471,934
Furukawa Electric Co Ltd	46,000	222
Prysmian SpA	7,358	134	(a) Non-Income Producing Security
		356	(b)	Security exempt from registration under Rule 144A of the Securities Act
Wireless Equipment (0.33%)			of 1933. These securities may be resold in transactions exempt from
Nokia OYJ	164,252	2,254	registration, normally to qualified institutional buyers. Unless otherwise
			indicated, these securities are not considered illiquid. At the end of the
Telefonaktiebolaget LM Ericsson	273,373	2,649	period, the value of these securities totaled $1,108 or 0.08% of net
		4,903	assets.

COMMON STOCKS (96.40%)			Unrealized Appreciation (Depreciation)
Auto - Car & Light Trucks (2.79%)			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Volkswagen AG	5,002	406	of investments held by the fund as of the period end were as follows:
TOTAL COMMON STOCKS	$ 1,418,990
			Unrealized Appreciation	$ 84,109
PREFERRED STOCKS (0.12%)
			Unrealized Depreciation		(98,051)
Auto - Car & Light Trucks (0.01%)
Bayerische Motoren Werke AG	3,769	118	Net Unrealized Appreciation (Depreciation)		(13,942)
			Cost for federal income tax purposes		1,466,453
Electric - Integrated (0.02%)			All dollar amounts are shown in thousands (000's)
RWE AG	2,853	231

Soap & Cleaning Products (0.09%)
Henkel AG & Co KGaA	25,967	1,334
TOTAL PREFERRED STOCKS	$ 1,683

	Schedule of Investments
	International Fund I
	January 31, 2010 (unaudited)
Portfolio Summary (unaudited)
Country	Percent
Japan	19.93%
United Kingdom	18.20%
Switzerland	8.42%
France	8.14%
Germany	7.81%
Australia	6.21%
Netherlands	5.15%
Spain	3.87%
Hong Kong	2.85%
United States	2.24%
Italy	2.09%
China	1.72%
Brazil	1.61%
Sweden	1.20%
Norway	1.15%
Denmark	0.97%
Singapore	0.96%
Canada	0.94%
Belgium	0.90%
Israel	0.86%
Luxembourg	0.57%
Mexico	0.54%
Ireland	0.53%
Greece	0.46%
Portugal	0.40%
Finland	0.33%
Virgin Islands, British	0.16%
Bermuda	0.16%
Papua New Guinea	0.15%
Austria	0.10%
New Zealand	0.04%
Cyprus	0.02%
Other Assets in Excess of Liabilities, Net	1.32%
TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent
Futures	4.50%

	Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

eMini MSCI EAFE; March 2010	Buy	619	$ 49,214	$ 46,156	$ (3,058)
S&P 500; March 2010	Buy	75	21,012	20,070	(942)
All dollar amounts are shown in thousands (000's)

Schedule of Investments
International Growth Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (96.50%)			COMMON STOCKS (continued)
Aerospace & Defense (1.34%)			Building - Residential & Commercial (0.25%)
BAE Systems PLC	1,520,903 $	8,530	Persimmon PLC (a)	480,175 $	3,296
MTU Aero Engines Holding AG	31,487	1,634
Rolls-Royce Group PLC (a)	940,669	7,168	Building & Construction - Miscellaneous (0.32%)
		17,332	Hochtief AG	56,036	4,180

Aerospace & Defense Equipment (0.41%)			Building Products - Cement & Aggregate (1.41%)
Cobham PLC	1,433,819	5,305	HeidelbergCement AG	93,443	5,628
			Holcim Ltd	157,566	10,789
Agricultural Operations (0.39%)			Italcementi SpA	275,347	1,824
Golden Agri-Resources Ltd - Warrants (a)	895,502	83			18,241
Golden Agri-Resources Ltd (a)	13,368,000	4,914
		4,997	Building Products - Doors & Windows (0.35%)
			Asahi Glass Co Ltd	460,000	4,586
Apparel Manufacturers (0.32%)
Gildan Activewear (a)	196,100	4,205	Cellular Telecommunications (0.36%)
			NTT DoCoMo Inc	3,157	4,726
Appliances (0.52%)
Electrolux AB	285,798	6,733	Chemicals - Diversified (2.13%)
			BASF SE	135,527	7,672
Applications Software (0.30%)			Bayer AG	157,363	10,770
Sage Group PLC	1,025,170	3,856	Koninklijke DSM NV	113,118	5,272
Audio & Video Products (1.08%)			Ube Industries Ltd/Japan	1,490,000	3,858
Sony Corp	419,400	13,988			27,572
			Chemicals - Specialty (0.22%)
Auto - Car & Light Trucks (2.22%)			Daicel Chemical Industries Ltd	478,000	2,878
Daimler AG	71,593	3,293
Honda Motor Co Ltd	338,400	11,468	Coal (0.44%)
Nissan Motor Co Ltd (a)	1,155,000	9,389	Grande Cache Coal Corp (a)	528,300	2,579
Suzuki Motor Corp	204,000	4,611	MacArthur Coal Ltd	383,632	3,182
		28,761			5,761
Auto/Truck Parts & Equipment - Original (1.87%)			Commercial Banks (5.34%)
Aisin Seiki Co Ltd	175,500	4,631	Banco Bilbao Vizcaya Argentaria SA	375,426	5,723
Denso Corp	237,700	6,983	Banco Santander SA	305,929	4,369
Stanley Electric Co Ltd	34,569	659	Chiba Bank Ltd/The	814,000	4,913
Sumitomo Electric Industries Ltd	417,000	5,447	DBS Group Holdings Ltd	548,000	5,521
Tokai Rika Co Ltd	189,000	3,962	DnB NOR ASA	546,266	6,169
Valeo SA (a)	79,528	2,612	National Bank of Canada	86,400	4,566
		24,294	Standard Chartered PLC	784,558	18,071
Brewery (2.42%)			Sumitomo Mitsui Financial Group Inc	220,000	7,101
Anheuser-Busch InBev NV	233,542	11,654	Svenska Handelsbanken AB	151,853	3,957
Carlsberg A/S	58,772	4,384	Westpac Banking Corp	421,432	8,843
Kirin Holdings Co Ltd	337,000	5,137			69,233
SABMiller PLC	374,750	10,191	Commercial Services - Finance (0.56%)
		31,366	Experian PLC	767,499	7,298

Building - Heavy Construction (0.44%)			Computers - Integrated Systems (0.43%)
Vinci SA	107,015	5,715	Fujitsu Ltd	909,000	5,544

Building - Maintenance & Service (0.27%)			Computers - Memory Devices (0.39%)
Babcock International Group PLC	386,476	3,451	TDK Corp	79,200	5,116

Schedule of Investments
International Growth Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diversified Banking Institutions (3.96%)			Finance - Investment Banker & Broker (0.32%)
Barclays PLC	772,369 $	3,301	Daiwa Securities Group Inc	835,000 $	4,176
BNP Paribas	214,615	15,331
Credit Suisse Group AG	389,734	16,859	Finance - Other Services (1.27%)
Deutsche Bank AG	83,822	5,114	Deutsche Boerse AG	105,274	6,922
Julius Baer Group Ltd	130,109	4,325	Hong Kong Exchanges and Clearing Ltd	561,500	9,468
UBS AG (a)	490,682	6,400			16,390
		51,330	Fisheries (0.70%)
Diversified Manufacturing Operations (0.35%)			Marine Harvest ASA (a)	5,926,000	5,294
Invensys PLC	927,597	4,536	Toyo Suisan Kaisha Ltd	143,000	3,773
					9,067
Diversified Minerals (6.46%)			Food - Miscellaneous/Diversified (4.38%)
Anglo American PLC (a)	516,883	18,965	Associated British Foods PLC	302,890	4,255
BHP Billiton Ltd	1,034,432	35,961	Nestle SA	755,456	35,810
BHP Billiton PLC	412,703	12,107	Nissin Foods Holdings Co Ltd	106,300	3,501
Tek Cominco Limited (a)	185,400	6,070	Unilever NV	297,552	9,111
Xstrata PLC	653,996	10,612	Unilever PLC	131,927	4,012
		83,715			56,689
Diversified Operations (0.59%)			Food - Retail (3.54%)
Noble Group Ltd	3,779,000	7,679	Carrefour SA	146,841	7,164
			Delhaize Group SA	70,193	5,502
Electric - Integrated (1.46%)
EDP - Energias de Portugal SA	1,659,611	6,579	Koninklijke Ahold NV	770,180	9,678
Hongkong Electric Holdings Ltd	794,500	4,447	Metro AG	83,757	4,600
Public Power Corp SA (a)	165,002	3,083	Tesco PLC	1,243,747	8,418
RWE AG	54,208	4,812	WM Morrison Supermarkets PLC	1,489,077	6,851
		18,921	Woolworths Ltd	159,927	3,650
					45,863
Electric - Transmission (0.64%)
National Grid PLC	823,611	8,272	Forestry (0.56%)
			Sino-Forest Corp (a)	417,000	7,242
Electronic Components - Miscellaneous (2.12%)
Alps Electric Co Ltd (a)	690,100	3,952	Gas - Distribution (0.23%)
Chemring Group PLC	80,877	4,148	Canadian Utilities Ltd	74,200	3,002
Murata Manufacturing Co Ltd	78,200	4,290	Human Resources (0.46%)
Nippon Electric Glass Co Ltd	372,000	5,233	Adecco SA	110,510	5,954
Toshiba Corp	1,809,000	9,884
		27,507	Import & Export (2.25%)
Electronic Components - Semiconductors (0.85%)			ITOCHU Corp	884,000	6,901
Elpida Memory Inc (a)	326,400	5,762	Marubeni Corp	1,039,000	6,034
Infineon Technologies AG (a)	942,057	5,206	Mitsubishi Corp	244,800	5,919
		10,968	Mitsui & Co Ltd	383,100	5,635
			Sumitomo Corp	413,700	4,657
Engineering - Research & Development Services (1.32%)					29,146
ABB Ltd (a)	788,199	14,270
COMSYS Holdings Corp	285,900	2,837	Life & Health Insurance (0.39%)
		17,107	AMP Ltd	929,456	5,114

Enterprise Software & Services (0.31%)			Machinery - Construction & Mining (0.48%)
Autonomy Corp PLC (a)	163,175	4,042	Atlas Copco AB - A Shares	457,383	6,201

Schedule of Investments
International Growth Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Machinery - Electrical (0.22%)			Oil Company - Integrated (continued)
Disco Corp	51,400 $	2,850	Statoil ASA	304,100 $	6,825
			Suncor Energy Inc	166,700	5,263
Machinery - General Industry (1.02%)					40,154
Alstom SA	118,121	7,887
Kone OYJ	131,430	5,293	Oil Refining & Marketing (0.23%)
		13,180	Nippon Oil Corp	645,000	3,014
Medical - Drugs (9.53%)			Paper & Related Products (0.38%)
Actelion Ltd (a)	89,235	4,721	Svenska Cellulosa AB	368,755	4,968
Astellas Pharma Inc	108,100	3,987
AstraZeneca PLC	137,051	6,361	Photo Equipment & Supplies (0.65%)
Chugai Pharmaceutical Co Ltd	186,200	3,325	FUJIFILM Holdings Corp	264,800	8,481
GlaxoSmithKline PLC	1,414,374	27,526
			Pipelines (0.40%)
Novartis AG	631,054	33,771
			Enbridge Inc	120,474	5,229
Novo Nordisk A/S	219,537	14,854
Roche Holding AG	132,263	22,190	Power Converter & Supply Equipment (0.34%)
Sanofi-Aventis SA	43,725	3,233	Schneider Electric SA	42,443	4,379
Santen Pharmaceutical Co Ltd	111,700	3,516
		123,484	Printing - Commercial (0.56%)
Metal - Copper (0.69%)			Dai Nippon Printing Co Ltd	526,000	7,213
Antofagasta PLC	369,770	5,133	Property & Casualty Insurance (1.19%)
Inmet Mining Corp	74,500	3,773	RSA Insurance Group PLC	2,217,397	4,534
		8,906	Tokio Marine Holdings Inc	404,000	10,863
Metal - Diversified (2.33%)					15,397
Rio Tinto Ltd	184,381	11,024	Public Thoroughfares (0.54%)
Rio Tinto PLC	392,326	19,132	Atlantia SpA	278,355	6,953
		30,156
Mining Services (0.24%)			Publicly Traded Investment Fund (0.45%)
Orica Ltd	148,674	3,164	iShares MSCI EAFE Index Fund	110,370	5,792

Multi-Line Insurance (1.18%)			Reinsurance (0.30%)
Baloise-Holding AG	34,354	2,848	Hannover Rueckversicherung AG (a)	85,099	3,926
CNP Assurances	31,371	2,777
Sampo OYJ	170,116	4,109	REITS - Diversified (0.43%)
			Unibail-Rodamco SE	25,463	5,517
Zurich Financial Services	26,402	5,614
		15,348	Retail - Apparel & Shoe (1.05%)
Oil - Field Services (0.61%)			Inditex SA	131,703	8,290
Subsea 7 Inc (a)	164,000	2,726	Next PLC	171,381	5,344
Technip SA	75,234	5,143			13,634
		7,869	Retail - Building Products (0.69%)
Oil Company - Exploration & Production (1.03%)			Kingfisher PLC	1,952,924	6,578
EnCana Corp	275,300	8,419	Travis Perkins PLC (a)	206,737	2,415
Petrobank Energy & Resources Ltd (a)	99,600	4,921			8,993
		13,340	Retail - Consumer Electronics (0.30%)
Oil Company - Integrated (3.10%)			K's Holdings Corp	120,600	3,831
BG Group PLC	1,056,429	19,421
Cenovus Energy, Inc	275,300	6,362	Retail - Convenience Store (0.28%)
Idemitsu Kosan Co Ltd	35,700	2,283	Alimentation Couche Tard Inc	191,600	3,609

Schedule of Investments
International Growth Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Jewelry (0.55%)			Transport - Services (0.38%)
Cie Financiere Richemont SA	210,063 $	7,115	Koninklijke Vopak NV (a)	65,279 $	4,890

Retail - Major Department Store (0.35%)			Transport - Truck (0.36%)
Marks & Spencer Group PLC	830,393	4,597	Yamato Holdings Co Ltd	337,100	4,630
			TOTAL COMMON STOCKS	$ 1,250,401
Retail - Miscellaneous/Diversified (0.46%)
Wesfarmers Ltd	246,630	5,983	PREFERRED STOCKS (0.91%)
			Soap & Cleaning Products (0.60%)
Satellite Telecommunications (0.35%)			Henkel AG & Co KGaA	150,370	7,723
Eutelsat Communications	139,256	4,495
			Television (0.31%)
Semiconductor Equipment (0.89%)			ProSiebenSat.1 Media AG	306,357	4,067
Aixtron AG	140,214	4,201	TOTAL PREFERRED STOCKS	$ 11,790
ASML Holding NV	233,830	7,343		Principal
		11,544		Amount	Value
Steel - Producers (0.91%)				(000's)	(000's)
ArcelorMittal	104,026	4,027	REPURCHASE AGREEMENTS (2.06%)
JFE Holdings Inc	183,600	6,384	Diversified Banking Institutions (2.06%)
Kobe Steel Ltd	786,980	1,411	Investment in Joint Trading Account; Bank
			of America Repurchase Agreement; 0.10%
		11,822	dated 01/29/10 maturing 02/01/10
Steel Pipe & Tube (0.32%)			(collateralized by Sovereign Agency
Vallourec SA	23,723	4,080	Issues; $8,145,000; 0.00% - 5.00%; dated
			04/01/10 - 01/27/20)	$ 7,986 $	7,986
Telecommunication Services (1.19%)			Investment in Joint Trading Account; Credit
			Suisse Repurchase Agreement; 0.10%
Singapore Telecommunications Ltd	3,636,000	7,749	dated 01/29/10 maturing 02/01/10
Telenor ASA	593,400	7,712	(collateralized by US Treasury Note;
		15,461	$4,199,000; 0.88%; dated 03/31/11)	4,116	4,116
			Investment in Joint Trading Account;
Telephone - Integrated (2.31%)			Deutsche Bank Repurchase Agreement;
Portugal Telecom SGPS SA	509,584	5,259	0.11% dated 01/29/10 maturing 02/01/10
Softbank Corp	305,100	7,757	(collateralized by Sovereign Agency
Telefonica SA	703,435	16,851	Issues; $7,473,000; 0.00% - 4.75%; dated
			02/15/10 - 12/10/15)	7,327	7,327
		29,867	Investment in Joint Trading Account;
Television (0.30%)			Morgan Stanley Repurchase Agreement;
Mediaset SpA	509,571	3,868	0.11% dated 01/29/10 maturing 02/01/10
			(collateralized by Sovereign Agency
			Issues; $7,473,000; 1.13% - 3.15%; dated
Tobacco (2.70%)			12/15/11 - 01/22/15)	7,327	7,327
British American Tobacco PLC	595,087	19,671			26,756
Imperial Tobacco Group PLC	473,130	15,257
		34,928	TOTAL REPURCHASE AGREEMENTS	$ 26,756
Tools - Hand Held (0.25%)			Total Investments	$ 1,288,947
Makita Corp	95,300	3,198	Other Assets in Excess of Liabilities, Net - 0.53%		6,816
			TOTAL NET ASSETS - 100.00%	$ 1,295,763
Transport - Marine (0.26%)
Pacific Basin Shipping Ltd	4,625,000	3,399
			(a) Non-Income Producing Security
Transport - Rail (0.76%)
East Japan Railway Co	145,700	9,782

Schedule of Investments International Growth Fund January 31, 2010 (unaudited)

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 130,165
Unrealized Depreciation	(57,550)
Net Unrealized Appreciation (Depreciation)	72,615
Cost for federal income tax purposes	1,216,332
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Country	Percent
United Kingdom	21.41%
Japan	20.07%
Switzerland	13.99%
Germany	6.15%
Australia	5.94%
France	5.27%
Canada	4.48%
Netherlands	2.80%
Spain	2.72%
United States	2.51%
Hong Kong	2.49%
Norway	2.01%
Sweden	1.69%
Denmark	1.48%
Singapore	1.41%
Belgium	1.32%
Italy	0.98%
Portugal	0.91%
Finland	0.73%
Ireland	0.56%
Luxembourg	0.31%
Greece	0.24%
Other Assets in Excess of Liabilities, Net	0.53%
TOTAL NET ASSETS	100.00%

Schedule of Investments
International Value Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (95.00%)			COMMON STOCKS (continued)
Advertising Services (0.10%)			Audio & Video Products (continued)
Dentsu Inc	3,000 $	69	Sony Corp	20,000 $	667
Hakuhodo DY Holdings Inc	4,560	222			2,422
Publicis Groupe SA	17,393	716	Auto - Car & Light Trucks (2.66%)
		1,007	Bayerische Motoren Werke AG	14,764	631
Aerospace & Defense (1.31%)			Daihatsu Motor Co Ltd	8,000	77
BAE Systems PLC	132,574	743	Daimler AG	55,211	2,540
Finmeccanica SpA	54,696	758	Fiat SpA	155,778	1,952
Meggitt PLC	90,213	372	Fuji Heavy Industries Ltd	119,000	559
Rolls-Royce Group PLC (a)	1,446,371	11,021	Honda Motor Co Ltd	164,500	5,575
		12,894	Kanto Auto Works Ltd	2,900	23
Aerospace & Defense Equipment (0.62%)			Mazda Motor Corp	285,000	773
European Aeronautic Defence and Space Co			Nissan Motor Co Ltd (a)	241,400	1,962
NV	314,346	6,144	Nissan Shatai Co Ltd	19,000	161
			Peugeot SA (a)	6,858	223
Agricultural Chemicals (0.04%)			Suzuki Motor Corp	18,100	409
Incitec Pivot Ltd	128,314	379	Toyota Motor Corp	279,000	10,731
			Volkswagen AG	1,272	112
Agricultural Operations (0.01%)					26,217
Golden Agri-Resources Ltd (a)	275,000	101
Wilmar International Ltd	1,000	5	Auto - Medium & Heavy Duty Trucks (0.01%)
		106	Hino Motors Ltd	20,000	75

Airlines (0.86%)			Auto/Truck Parts & Equipment - Original (0.16%)
Air New Zealand Ltd	136,800	124	Aisan Industry Co Ltd	4,400	40
Cathay Pacific Airways Ltd	92,000	151	Nippon Seiki Co Ltd	6,000	66
Qantas Airways Ltd	80,918	203	Showa Corp	5,800	32
Singapore Airlines Ltd	819,000	8,012	Sumitomo Electric Industries Ltd	40,500	529
		8,490	Topre Corp	3,600	32
Airport Development & Maintenance (0.01%)			Toyota Industries Corp	14,100	413
Fraport AG Frankfurt Airport Services			Valeo SA (a)	12,600	414
Worldwide	1,003	51			1,526
MAP Group	20,945	51
			Beverages - Non-Alcoholic (0.05%)
		102	Coca Cola Hellenic Bottling Co SA	628	14
Apparel Manufacturers (0.13%)			Coca-Cola Amatil Ltd	33,178	321
Christian Dior SA	11,000	1,111	Coca-Cola West Co Ltd	4,400	73
Onward Holdings Co Ltd	19,000	123	Ito En Ltd	2,600	39
Tokyo Style Co Ltd	4,000	28	Mikuni Coca-Cola Bottling Co Ltd	1,600	13
		1,262			460
Appliances (0.03%)			Bicycle Manufacturing (0.02%)
Corona Corp	1,200	16	Shimano Inc	4,000	164
Electrolux AB	11,000	259
		275	Brewery (0.42%)
			Asahi Breweries Ltd	1,400	27
Athletic Footwear (0.98%)
			Carlsberg A/S	29,935	2,233
Yue Yuen Industrial Holdings Ltd	3,109,000	9,653
			Foster's Group Ltd	107,191	506
Audio & Video Products (0.25%)			Fraser and Neave Ltd	79,000	232
Matsushita Electric Industrial Co Ltd	75,300	1,177	Kirin Holdings Co Ltd	74,000	1,128
Pioneer Corp	16,600	65			4,126
Sharp Corp/Japan	43,000	513

Schedule of Investments
International Value Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Building - Heavy Construction (1.40%)			Casino Hotels (0.02%)
Fomento de Construcciones y Contratas SA	3,137 $	121	Crown Ltd	34,977 $	239
Maeda Road Construction Co Ltd	11,000	82
Nippo Corp	15,000	102	Casino Services (0.86%)
Sacyr Vallehermoso SA (a)	20,514	213	Heiwa Corp	300	3
Skanska AB	33,921	525	Mars Engineering Corp	700	17
Strabag SE	9,006	244	Sankyo Co Ltd	158,300	8,464
Vinci SA	233,585	12,475			8,484
		13,762	Cellular Telecommunications (2.19%)
Building - Residential & Commercial (0.13%)			Hikari Tsushin Inc	6,200	107
Berkeley Group Holdings PLC (a)	4,298	55	Mobistar SA	863	54
Daiwa House Industry Co Ltd	42,000	442	NTT DoCoMo Inc	918	1,374
Mitsui Home Co Ltd	1,000	5	Vodafone Group PLC	9,374,841	20,029
Sekisui Chemical Co Ltd	35,000	236			21,564
Sekisui House Ltd	61,000	576	Chemicals - Diversified (4.05%)
		1,314	Akzo Nobel NV	280,356	16,689
Building & Construction - Miscellaneous (0.39%)			Arkema SA	9,000	343
Balfour Beatty PLC	19,126	81	BASF SE	55,415	3,137
Bouygues SA	48,579	2,392	Bayer AG	78,577	5,378
Kajima Corp	70,000	146	Denki Kagaku Kogyo KK	40,000	163
Koninklijke Boskalis Westminster NV	4,638	163	Hitachi Chemical Co Ltd	8,200	175
Leighton Holdings Ltd	15,500	521	Kaneka Corp	65,000	419
Maeda Corp	7,000	19	Koninklijke DSM NV	24,527	1,143
Obayashi Corp	52,000	184	Lanxess AG	263	10
Taisei Corp	81,000	157	Mitsubishi Chemical Holdings Corp	112,500	469
UGL Ltd	11,400	130	Nufarm Ltd/Australia	9,311	84
		3,793	Shin-Etsu Chemical Co Ltd	178,400	9,330
			Showa Denko KK	40,000	82
Building & Construction Products -			Solvay SA	15,770	1,563
Miscellaneous (0.17%)
Compagnie de St-Gobain	23,446	1,120	Sumitomo Chemical Co Ltd	110,000	494
Fletcher Building Ltd	22,120	123	Tokuyama Corp	60,000	318
Fujitec Co Ltd	7,000	38	Tosoh Corp	42,000	108
Geberit AG	1,117	197			39,905
Hong Leong Asia Ltd	28,000	72	Chemicals - Specialty (0.79%)
Imerys SA	1,353	75	Daicel Chemical Industries Ltd	21,000	126
		1,625	Givaudan SA	8,608	7,017
Building Products - Cement & Aggregate (0.21%)			Umicore	19,164	591
Boral Ltd	23,655	110			7,734
Cimpor Cimentos de Portugal SGPS SA	18,767	158	Coal (0.00%)
Holcim Ltd	10,765	737	Whitehaven Coal Ltd	4,600	18
Lafarge SA	11,593	858
Taiheiyo Cement Corp	35,000	40	Coatings & Paint (0.01%)
Titan Cement Co SA	4,593	130	Kansai Paint Co Ltd	17,000	138
		2,033
			Commercial Banks (7.51%)
Cable/Satellite TV (0.02%)			77 Bank Ltd/The	28,000	149
SKY Perfect JSAT Holdings Inc	370	158	Aichi Bank Ltd/The	1,300	94
			Australia & New Zealand Banking Group Ltd	273,864	5,241
			Banca Monte dei Paschi di Siena SpA	87,660	142
			Banca Popolare di Milano Scarl	88,914	577

Schedule of Investments
International Value Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Commercial Banks (continued)			Commercial Banks (continued)
Banco Bilbao Vizcaya Argentaria SA	420,930 $	6,416	Swedbank AB (a)	40,468 $	348
Banco BPI SA	61,737	172	Sydbank A/S (a)	2,479	64
Banco Comercial Portugues SA	560,000	605	Toho Bank Ltd/The	26,000	83
Banco Espirito Santo SA	51,886	302	Unione di Banche Italiane SCPA	29,506	405
Banco Santander SA	986,471	14,088	United Overseas Bank Ltd	103,000	1,320
Bank of Kyoto Ltd/The	25,000	207	Vontobel Holding AG	10,654	303
Bank of Nagoya Ltd/The	24,000	93	Yamaguchi Financial Group Inc	17,000	168
Bank of Yokohama Ltd/The	101,000	478	Yamanashi Chuo Bank Ltd/The	20,000	85
BOC Hong Kong Holdings Ltd	67,000	139			73,925
Chiba Bank Ltd/The	63,000	380	Commercial Services (0.03%)
Chiba Kogyo Bank Ltd/The (a)	5,300	38	SIA Engineering Co Ltd	108,000	256
Commonwealth Bank of Australia	163,446	7,664
Credito Emiliano SpA (a)	51,626	364	Computer Data Security (0.06%)
Daishi Bank Ltd/The	36,000	121	Gemalto NV (a)	14,629	581
Danske Bank A/S (a)	78,944	1,875
DBS Group Holdings Ltd	196,000	1,975	Computer Services (0.22%)
Dexia SA (a)	42,581	263	Atos Origin SA (a)	10,487	488
DnB NOR ASA	64,977	734	Cap Gemini SA	24,000	1,065
Eighteenth Bank Ltd/The	20,000	56	Dimension Data Holdings PLC	37,225	46
Erste Group Bank AG	12,246	462	Logica PLC	265,000	494
Fortis	119,298	420	NEC Fielding Ltd	4,000	58
Fukuoka Financial Group Inc	64,000	234			2,151
Gunma Bank Ltd/The	33,000	170	Computers (0.00%)
Hachijuni Bank Ltd/The	35,000	202	Japan Digital Laboratory Co Ltd	2,400	28
Hang Seng Bank Ltd	46,900	655
Hokuhoku Financial Group Inc	49,000	102	Computers - Integrated Systems (0.12%)
Hyakugo Bank Ltd/The	27,000	124	Fujitsu Ltd	118,000	720
Hyakujushi Bank Ltd/The	31,000	116	NTT Data Corp	123	383
Intesa Sanpaolo SpA (a)	474,465	1,806	Obic Co Ltd	600	112
Iyo Bank Ltd/The	7,000	58			1,215
Joyo Bank Ltd/The	54,000	218	Computers - Memory Devices (0.03%)
Kagoshima Bank Ltd/The	23,000	164	TDK Corp	4,800	310
KBC Groep NV (a)	8,259	356
Lloyds Banking Group PLC (a)	830,264	668	Containers - Metal & Glass (0.73%)
Mizuho Financial Group Inc	922,800	1,781	Rexam PLC	1,477,703	7,036
National Australia Bank Ltd	205,751	4,781	Toyo Seikan Kaisha Ltd	13,100	184
Nishi-Nippon City Bank Ltd/The	58,000	150			7,220
Nordea Bank AB	459,357	4,213	Containers - Paper & Plastic (0.05%)
Oversea-Chinese Banking Corp Ltd	70,000	405	Amcor Ltd/Australia	97,112	506
Pohjola Bank PLC	11,354	116
Resona Holdings Inc	39,900	498	Cosmetics & Toiletries (0.00%)
San-In Godo Bank Ltd/The	19,000	151	Aderans Holdings Co Ltd	400	4
Senshu Ikeda Holdings Inc (a)	39,500	133
Shiga Bank Ltd/The	28,000	166	Cruise Lines (0.05%)
Shinsei Bank Ltd	75,000	93	Carnival PLC (a)	13,226	476
Skandinaviska Enskilda Banken AB	1,111,916	6,585
			Dental Supplies & Equipment (0.00%)
Sumitomo Mitsui Financial Group Inc	62,100	2,004
			Nakanishi Inc	400	37
Suncorp-Metway Ltd	180,557	1,412
Svenska Handelsbanken AB	28,133	733

Schedule of Investments
International Value Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Distribution & Wholesale (0.07%)			Diversified Operations (continued)
Canon Marketing Japan Inc	5,400 $	75	Keppel Corp Ltd	76,000 $	449
DCC PLC	913	25	NWS Holdings Ltd	66,000	108
Itochu-Shokuhin Co Ltd	1,400	47	Swire Pacific Ltd	3,000	33
Jardine Cycle & Carriage Ltd	25,000	447	Wharf Holdings Ltd	206,000	1,017
San-Ai Oil Co Ltd	9,000	34			4,433
Sinanen Co Ltd	5,000	21	Diversified Operations & Commercial Services (0.05%)
Super Cheap Auto Group Ltd	9,100	38	Brambles Ltd	76,618	441
		687
Diversified Banking Institutions (7.45%)			Electric - Distribution (0.05%)
Barclays PLC	1,651,667	7,059	AGL Energy Ltd	35,974	440
BNP Paribas	139,799	9,987	SP AusNet	106,244	84
Credit Agricole SA	28,579	448			524
Credit Suisse Group AG	39,200	1,696	Electric - Generation (0.03%)
Deutsche Bank AG	40,234	2,455	Electric Power Development Co Ltd	10,600	308
HSBC Holdings PLC	1,448,387	15,506
HSBC Holdings PLC	872,566	9,315	Electric - Integrated (3.53%)
Mitsubishi UFJ Financial Group Inc	2,244,900	11,552	Chubu Electric Power Co Inc	34,100	864
Natixis (a)	132,109	609	CLP Holdings Ltd	143,500	971
Societe Generale	43,416	2,512	E.ON AG	406,336	14,942
UBS AG (a)	735,580	9,593	Edison SpA	828,000	1,222
UniCredit SpA (a)	951,380	2,624	EDP - Energias de Portugal SA	69,750	277
		73,356	Enel SpA	416,327	2,238
			Fortum OYJ	26,916	683
Diversified Financial Services (0.05%)			GDF Suez	63,747	2,410
Criteria Caixacorp SA	67,085	304
			Hokkaido Electric Power Co Inc	14,700	280
Guoco Group Ltd	21,000	205
			Hongkong Electric Holdings Ltd	83,500	467
		509
			Iberdrola SA	236,880	2,017
Diversified Manufacturing Operations (2.75%)			International Power PLC	81,249	415
Siemens AG	272,100	24,214	Kansai Electric Power Co Inc/The	46,700	1,063
Sulzer AG	29,188	2,453	Kyushu Electric Power Co Inc	21,600	467
Tomkins PLC	35,187	105	Public Power Corp SA (a)	34,528	645
Wartsila OYJ	7,028	331	RWE AG	26,978	2,395
		27,103	Scottish & Southern Energy PLC	23,606	440
Diversified Minerals (0.10%)			Shikoku Electric Power Co	5,000	137
BHP Billiton Ltd	11,900	414	Tohoku Electric Power Co Inc	17,600	353
Mongolia Energy Co Ltd (a)	243,000	118	Tokyo Electric Power Co Inc/The	90,000	2,424
Sumitomo Metal Mining Co Ltd	21,000	292			34,710
Xstrata PLC	12,681	206	Electric - Transmission (0.13%)
		1,030	National Grid PLC	96,889	973
Diversified Operations (0.45%)			Terna Rete Elettrica Nazionale SpA	67,455	272
CIR-Compagnie Industriali Riunite SpA (a)	128,000	298			1,245
Drax Group PLC	29,965	196	Electric Products - Miscellaneous (0.21%)
First Pacific Co	268,000	149	Brother Industries Ltd	17,500	189
Groupe Bruxelles Lambert SA	4,152	379	Hitachi Ltd	481,000	1,648
HKR International Ltd	162,400	60	Legrand SA	5,618	162
Hutchison Whampoa Ltd	211,000	1,435	Toshiba TEC Corp	22,000	82
Jardine Matheson Holdings Ltd	5,800	173			2,081
Jardine Strategic Holdings Ltd	8,000	136

Schedule of Investments
International Value Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Components - Miscellaneous (0.59%)			Finance - Leasing Company (continued)
Hosiden Corp	7,100 $	84	Ricoh Leasing Co Ltd	3,800 $	86
Koninklijke Philips Electronics NV	91,059	2,750			975
Kyocera Corp	4,900	443	Finance - Other Services (0.06%)
Mabuchi Motor Co Ltd	2,300	126	London Stock Exchange Group PLC	24,000	244
NEC Corp	372,000	959	Man Group PLC	47,795	179
Omron Corp	31,800	633	Singapore Exchange Ltd	25,000	141
Toshiba Corp	118,000	645			564
Venture Corp Ltd	20,000	120
		5,760	Food - Baking (0.04%)
			Yamazaki Baking Co Ltd	35,000	425
Electronic Components - Semiconductors (0.10%)
Elpida Memory Inc (a)	7,300	129	Food - Confectionery (0.02%)
Infineon Technologies AG (a)	151,589	838	Lindt & Spruengli AG	70	151
Sanken Electric Co Ltd	3,000	8
		975	Food - Dairy Products (0.04%)
			Morinaga Milk Industry Co Ltd	10,000	40
Electronic Measurement Instruments (0.02%)			Parmalat SpA	134,127	336
Advantest Corp	6,000	150
					376
Yokogawa Electric Corp	9,100	73
		223	Food - Flour & Grain (0.02%)
			Nisshin Seifun Group Inc	15,000	200
Engineering - Research & Development Services (0.11%)
Chudenko Corp	2,100	26	Food - Meat Products (0.06%)
Downer EDI Ltd	35,900	262	Marudai Food Co Ltd	6,000	18
Kinden Corp	19,000	172	Nippon Meat Packers Inc	44,000	555
NEC Networks & System Integration Corp	5,800	62	Yonekyu Corp	1,000	9
Sanki Engineering Co Ltd	3,000	20			582
SembCorp Industries Ltd	190,000	474
Toyo Engineering Corp	14,000	45	Food - Miscellaneous/Diversified (0.18%)
			Ajinomoto Co Inc	88,000	834
Yurtec Corp	1,000	5
			Associated British Foods PLC	18,361	258
		1,066
			Goodman Fielder Ltd	221,300	304
Enterprise Software & Services (0.01%)			House Foods Corp	11,500	169
IT Holdings Corp	9,100	102	MEIJI Holdings Co Ltd	5,600	211
			Pacific Andes Resources Development Ltd	3,000	1
Finance - Credit Card (0.02%)					1,777
Aeon Credit Service Co Ltd	6,500	68
Credit Saison Co Ltd	12,700	158	Food - Retail (0.34%)
		226	Carrefour SA	11,247	549
			Casino Guichard Perrachon SA	4,012	329
Finance - Investment Banker & Broker (0.44%)			Delhaize Group SA	27,651	2,168
Daiwa Securities Group Inc	241,000	1,205
			Maxvalu Nishinihon Co Ltd	2,100	32
Macquarie Group Ltd	23,053	1,015
			Metro AG	4,688	257
Mediobanca SpA - Warrants (a)(b)	13,120	2
					3,335
Mediobanca SpA (a)	19,448	213
Mizuho Securities Co Ltd	47,000	138	Food - Wholesale & Distribution (0.03%)
Nomura Holdings Inc	236,100	1,765	Kato Sangyo Co Ltd	1,600	28
		4,338	Metcash Ltd	62,822	235
					263
Finance - Leasing Company (0.10%)
Mitsubishi UFJ Lease & Finance Co Ltd	4,490	155	Gambling (Non-Hotel) (0.83%)
ORIX Corp	9,800	734	OPAP SA	355,166	7,748

Schedule of Investments
International Value Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Gambling (Non-Hotel) (continued)			Investment Management & Advisory Services (0.01%)
TABCORP Holdings Ltd	75,082 $	466	Schroders PLC	6,638 $	131
		8,214
			Leisure & Recreation Games (0.00%)
Gas - Distribution (1.05%)			Round One Corp	1,200	8
Centrica PLC	373,974	1,605
Enagas	379,676	7,870	Leisure & Recreation Products (0.04%)
Gas Natural SDG SA	18,612	370	Daiichikosho Co Ltd	7,200	89
Osaka Gas Co Ltd	101,000	355	Roland Corp	100	1
Shizuoka Gas Co Ltd	9,000	60	Sega Sammy Holdings Inc	14,000	158
Toho Gas Co Ltd	18,000	95	Yamaha Corp	12,600	150
		10,355			398
Gas - Transportation (0.77%)			Life & Health Insurance (3.05%)
Snam Rete Gas SpA	1,619,050	7,618	AMP Ltd	134,153	738
			Aviva PLC	1,859,819	11,390
Gold Mining (0.06%)			Legal & General Group PLC	1,000,669	1,202
Kingsgate Consolidated Ltd	4,600	37	Mediolanum SpA	11,708	65
Lihir Gold Ltd	116,600	284	Old Mutual PLC (a)	1,269,483	2,093
Newcrest Mining Ltd	9,300	258	Prudential PLC	129,464	1,186
		579	Sony Financial Holdings Inc	4,019	11,012
Golf (0.00%)			Standard Life PLC	206,669	643
SRI Sports Ltd	34	33	Swiss Life Holding AG (a)	8,186	1,030
			T&D Holdings Inc	31,750	656
Harbor Transportation Services (0.02%)					30,015
Kamigumi Co Ltd	21,000	158
			Lottery Services (0.04%)
Hotels & Motels (0.66%)			Tatts Group Ltd	175,927	357
Accor SA	123,810	6,246
Hongkong & Shanghai Hotels/The	3,500	5	Machinery - Construction & Mining (0.01%)
Millennium & Copthorne Hotels PLC	47,000	285	Danieli & C. Officine Meccaniche SpA	5,003	122
		6,536	Tadano Ltd	4,000	19
					141
Import & Export (0.90%)
ITOCHU Corp	221,000	1,725	Machinery - Electrical (0.78%)
Marubeni Corp	215,000	1,249	SMC Corp/Japan	63,700	7,689
Mitsubishi Corp	90,600	2,191
			Machinery - Farm (0.05%)
Mitsui & Co Ltd	157,200	2,312	Kubota Corp	56,000	504
Sojitz Corp	102,000	188
Sumitomo Corp	65,900	742	Machinery - General Industry (0.09%)
Toyota Tsusho Corp	31,200	473	Amada Co Ltd	17,000	114
		8,880	Makino Milling Machine Co Ltd (a)	10,000	46
Industrial Automation & Robots (1.66%)			MAN SE	5,422	363
Fanuc Ltd	170,500	16,315	Metso OYJ	10,548	354
					877
Industrial Gases (1.11%)			Medical - Drugs (6.68%)
Linde AG	99,284	10,900	Astellas Pharma Inc	69,800	2,574
Internet Connectivity Services (0.01%)			AstraZeneca PLC	219,008	10,165
eAccess Ltd	89	63	Daiichi Sankyo Co Ltd	34,700	721
			Dainippon Sumitomo Pharma Co Ltd	12,700	135
			Eisai Co Ltd	14,700	547
			GlaxoSmithKline PLC	80,800	1,573

Schedule of Investments
International Value Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Drugs (continued)			Multi-Line Insurance (continued)
Kaken Pharmaceutical Co Ltd	12,000 $	101	AXA SA	448,134 $	9,228
Kyowa Hakko Kirin Co Ltd	7,000	73	Baloise-Holding AG	14,292	1,185
Miraca Holdings Inc	700	21	CNP Assurances	11,896	1,053
Mitsubishi Tanabe Pharma Corp	18,000	255	Grupo Catalana Occidente SA	13,359	306
Novartis AG	190,839	10,213	Helvetia Holding AG	1,500	467
Ono Pharmaceutical Co Ltd	6,700	298	ING Groep NV (a)	186,705	1,749
Orion OYJ	7,192	157	Mapfre SA	112,199	442
Roche Holding AG	58,253	9,773	Sampo OYJ	52,855	1,277
Sanofi-Aventis SA	316,892	23,432	Vienna Insurance Group	2,024	97
Taisho Pharmaceutical Co	23,000	401	Zurich Financial Services	60,449	12,852
Takeda Pharmaceutical Co Ltd	100,000	4,387			35,916
Torii Pharmaceutical Co Ltd	2,800	53	Multimedia (0.42%)
UCB SA	19,567	875	Pearson PLC	48,034	680
		65,754	Sanoma OYJ	6,395	142
Medical - Wholesale Drug Distribution (0.08%)			Tohokushinsha Film Corp	4,700	26
Alfresa Holdings Corp	6,700	277	Tokyo Broadcasting System Holdings Inc	14,500	216
Medipal Holdings Corp	25,900	324	Vivendi SA	61,552	1,600
Suzuken Co Ltd	6,000	200	WPP PLC	154,625	1,427
VITAL KSK Holdings Inc	200	1			4,091
		802	Non-Ferrous Metals (0.01%)
Medical Laboratory & Testing Service (0.00%)			Mitsubishi Materials Corp	49,000	127
BML Inc	1,000	27
			Office Automation & Equipment (0.41%)
Metal - Copper (0.02%)			Canon Inc	78,400	3,065
Antofagasta PLC	11,013	153	Ricoh Co Ltd	33,000	472
			Seiko Epson Corp	30,000	500
Metal - Diversified (0.94%)					4,037
Boliden AB	43,363	579
Eurasian Natural Resources Corp	26,645	383	Office Supplies & Forms (0.01%)
Mitsui Mining & Smelting Co Ltd (a)	16,000	42	Kokuyo Co Ltd	900	7
Rio Tinto Ltd	100	6	Societe BIC SA	734	52
Rio Tinto PLC	169,682	8,275			59
		9,285	Oil - Field Services (1.44%)
			SBM Offshore NV	12,458	243
Metal Processors & Fabrication (0.02%)
Assa Abloy AB	9,219	159	Technip SA	204,004	13,946
					14,189
Metal Products - Distribution (0.00%)			Oil & Gas Drilling (0.00%)
Sumikin Bussan Corp	17,000	34	Kanto Natural Gas Development Ltd	1,000	5

Mining Services (0.12%)			Oil Company - Exploration & Production (0.11%)
Orica Ltd	54,042	1,150	Inpex Corp	93	680
			Santos Ltd	34,100	395
Motion Pictures & Services (0.01%)					1,075
Toei Co Ltd	14,000	75
			Oil Company - Integrated (6.22%)
MRI - Medical Diagnostic Imaging (0.02%)			BP PLC	1,849,011	17,251
Sonic Healthcare Ltd	14,668	183	ENI SpA	132,179	3,072
			Idemitsu Kosan Co Ltd	1,800	115
Multi-Line Insurance (3.65%)			OMV AG	44,754	1,763
Allianz SE	65,582	7,260	Repsol YPF SA	37,461	885

Schedule of Investments
International Value Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil Company - Integrated (continued)			Public Thoroughfares (continued)
Royal Dutch Shell PLC - A Shares	194,467 $	5,400	Macquarie Atlas Roads Group (a)	38,865 $	32
Royal Dutch Shell PLC - A Shares	180,322	4,984	Macquarie Infrastructure Group	194,326	208
Royal Dutch Shell PLC - B Shares	533,821	14,200			425
Statoil ASA	199,800	4,484	Publishing - Books (1.58%)
Total SA	157,547	9,105	Reed Elsevier NV	1,290,690	15,587
		61,259
Oil Refining & Marketing (0.09%)			Publishing - Newspapers (0.06%)
Caltex Australia Ltd	10,395	82	Fairfax Media Ltd	408,595	621
Cosmo Oil Co Ltd	48,000	104
			Publishing - Periodicals (0.01%)
Hellenic Petroleum SA	7,581	94
			PagesJaunes Groupe SA	10,164	110
Nippon Mining Holdings Inc	126,500	545
TonenGeneral Sekiyu KK	8,000	66	Real Estate Management & Services (0.08%)
		891	Daito Trust Construction Co Ltd	3,100	147
Paper & Related Products (0.37%)			Lend Lease Group	34,687	286
Chuetsu Pulp & Paper Co Ltd	12,000	20	Nexity	7,793	284
Holmen AB	4,183	100	TOC Co Ltd	3,700	15
Mondi PLC	76,000	430	Tokyu Community Corp	500	11
Nippon Paper Group Inc	7,600	199			743
OJI Paper Co Ltd	70,000	294	Real Estate Operator & Developer (0.50%)
Svenska Cellulosa AB	156,184	2,104	Cheung Kong Holdings Ltd	124,000	1,459
UPM-Kymmene OYJ	41,492	455	Chinese Estates Holdings Ltd	80,000	130
		3,602	GAGFAH SA	36,000	326
Petrochemicals (0.01%)			Hang Lung Group Ltd	73,000	327
Mitsui Chemicals Inc	29,000	78	Henderson Land Development Co Ltd	68,000	428
			Hopewell Holdings Ltd	46,000	139
Photo Equipment & Supplies (0.11%)			Hysan Development Co Ltd	107,000	265
FUJIFILM Holdings Corp	19,700	631	New World Development Ltd	174,701	285
Konica Minolta Holdings Inc	43,500	444	Pacific Century Premium Developments Ltd	170,000	51
		1,075	(a)
Power Converter & Supply Equipment (0.15%)			Sino Land Co Ltd	142,000	234
Schneider Electric SA	14,368	1,482	Tokyo Tatemono Co Ltd	23,000	91
			Tokyu Land Corp	58,000	219
Printing - Commercial (0.15%)			United Industrial Corp Ltd	59,000	81
Dai Nippon Printing Co Ltd	56,000	768	UOL Group Ltd	134,000	355
Toppan Forms Co Ltd	10,900	115	Wheelock & Co Ltd	192,000	500
Toppan Printing Co Ltd	72,000	627	Wheelock Properties Singapore Ltd	27,000	37
		1,510			4,927
Property & Casualty Insurance (0.42%)			Recreational Vehicles (0.05%)
Aioi Insurance Co Ltd	25,000	119	Yamaha Motor Co Ltd	34,700	472
Mitsui Sumitomo Insurance Group Holdings
Inc	44,600	1,116	Regional Banks-Non US (0.02%)
Nipponkoa Insurance Co Ltd	1,000	6	Banque Cantonale Vaudoise	400	162
QBE Insurance Group Ltd	77,333	1,559
RSA Insurance Group PLC	268,855	550	Reinsurance (0.27%)
Tokio Marine Holdings Inc	30,200	812	Hannover Rueckversicherung AG (a)	4,951	228
		4,162	Muenchener Rueckversicherungs AG	12,235	1,842
			SCOR SE	13,389	310
Public Thoroughfares (0.04%)
Atlantia SpA	7,403	185

Schedule of Investments
International Value Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Reinsurance (continued)			Retail - Convenience Store (0.02%)
Swiss Reinsurance Co Ltd	6,852 $	296	Circle K Sunkus Co Ltd	9,700 $	125
		2,676	Ministop Co Ltd	2,100	25
REITS - Diversified (0.45%)					150
Ascendas Real Estate Investment Trust	102,000	139	Retail - Drug Store (0.00%)
BGP Holdings PLC (a)(b)(c)	738,711	-	Cawachi Ltd	1,400	27
Corio NV	4,264	262
Dexus Property Group	483,870	352	Retail - Jewelry (0.93%)
Fonciere Des Regions - Warrants (a)	1,924	1	Cie Financiere Richemont SA	266,748	9,035
Fonciere Des Regions	4,600	457	Citizen Holdings Co Ltd	23,500	154
Gecina SA	5,510	546			9,189
Hammerson PLC	55,550	334	Retail - Major Department Store (0.42%)
Klepierre	7,327	273	David Jones Ltd	17,308	73
Land Securities Group PLC	38,384	389	Home Retail Group PLC	93,852	381
Mirvac Group	209,852	267	Isetan Mitsukoshi Holdings Ltd	28,300	266
Stockland	122,232	400	J Front Retailing Co Ltd	36,000	172
Unibail-Rodamco SE	4,544	985	Marks & Spencer Group PLC	63,042	349
		4,405	Marui Group Co Ltd	58,700	358
REITS - Office Property (0.09%)			PPR	20,512	2,501
Japan Prime Realty Investment Corp	44	84	Wing On Co International Ltd	9,000	12
Japan Real Estate Investment Corp	35	291			4,112
Nippon Building Fund Inc	42	370	Retail - Miscellaneous/Diversified (0.56%)
Nomura Real Estate Office Fund Inc	21	121	Aeon Co Ltd	121,900	1,210
		866	Heiwado Co Ltd	4,700	61
REITS - Shopping Centers (0.35%)			Izumiya Co Ltd	8,000	34
CapitaMall Trust	177,000	212	Kasumi Co Ltd	4,100	21
CFS Retail Property Trust	178,496	293	Okuwa Co Ltd	5,000	50
Japan Retail Fund Investment Corp	27	125	Seven & I Holdings Co Ltd	33,200	726
Link REIT/The	254,000	609	UNY Co Ltd	14,700	113
Westfield Group	195,259	2,168	Valor Co Ltd	2,800	22
		3,407	Wesfarmers Ltd	12,236	297
			Wesfarmers Ltd	121,107	2,938
Retail - Apparel & Shoe (0.04%)					5,472
Aoyama Trading Co Ltd	7,200	100
Esprit Holdings Ltd	34,839	245	Retail - Restaurants (0.02%)
		345	Autogrill SpA (a)	8,185	100
			Plenus Co Ltd	500	7
Retail - Building Products (0.04%)			St Marc Holdings Co Ltd	1,400	42
Kohnan Shoji Co Ltd	2,900	32			149
Shimachu Co Ltd	1,900	39
Travis Perkins PLC (a)	31,000	362	Retail - Sporting Goods (0.01%)
		433	Alpen Co Ltd	4,400	64

Retail - Catalog Shopping (0.00%)			Rubber - Tires (0.07%)
Senshukai Co Ltd	600	3	Pirelli & C SpA (a)	533,000	309
			Sumitomo Rubber Industries Ltd	47,000	368
Retail - Consumer Electronics (0.01%)					677
JB Hi-Fi Ltd	1,800	32
Joshin Denki Co Ltd	6,000	50	Rubber & Plastic Products (0.00%)
		82	Hi-P International Ltd	8,000	4

Schedule of Investments
International Value Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Satellite Telecommunications (0.01%)			Telecommunication Services (continued)
Eutelsat Communications	2,847 $	92	Telenor ASA	24,000 $	312
			TeliaSonera AB	130,593	878
Security Services (0.00%)					2,489
Sohgo Security Services Co Ltd	400	5
			Telephone - Integrated (3.89%)
Semiconductor Equipment (1.87%)			Belgacom SA	12,492	455
ASML Holding NV	236,949	7,442	BT Group PLC	450,472	983
Tokyo Electron Ltd	180,600	10,971	Deutsche Telekom AG	171,304	2,229
		18,413	Elisa OYJ	11,057	241
			France Telecom SA	580,369	13,306
Shipbuilding (1.17%)
			KDDI Corp	1,407	7,417
Cosco Corp Singapore Ltd	83,000	74
			Nippon Telegraph & Telephone Corp	30,900	1,301
Hyundai Heavy Industries Co Ltd	69,406	11,121
			Swisscom AG	6,492	2,366
Mitsui Engineering & Shipbuilding Co Ltd	124,000	299
			Telecom Italia SpA	1,627,233	2,433
		11,494
			Telefonica SA	256,004	6,133
Steel - Producers (0.46%)			Telstra Corp Ltd	493,283	1,455
Acerinox SA	3,906	74			38,319
ArcelorMittal	44,184	1,710
BlueScope Steel Ltd	141,710	327	Television (0.10%)
			Fuji Media Holdings Inc	36	54
JFE Holdings Inc	22,300	775
			Gestevision Telecinco SA	7,872	112
Kobe Steel Ltd	8,000	14
			M6-Metropole Television	1,809	48
Kyoei Steel Ltd	5,200	93
			Mediaset SpA	57,385	436
OneSteel Ltd	107,235	292
			Societe Television Francaise 1	3,375	58
Osaka Steel Co Ltd	4,900	81
			Television Broadcasts Ltd	26,000	122
SSAB AB - B Shares	6,901	102
			TV Asahi Corp	110	178
ThyssenKrupp AG	17,210	547
					1,008
Tokyo Steel Manufacturing Co Ltd	7,400	73
Toyo Kohan Co Ltd	8,000	41	Textile - Products (0.07%)
Voestalpine AG	8,761	307	Kuraray Co Ltd	27,000	315
Yodogawa Steel Works Ltd	14,000	57	Teijin Ltd	130,000	394
		4,493			709

Steel Pipe & Tube (0.06%)			Tobacco (0.86%)
Vallourec SA	3,152	542	British American Tobacco PLC	257,431	8,509

Sugar (0.01%)			Toys (0.22%)
Mitsui Sugar Co Ltd	16,000	52	Namco Bandai Holdings Inc	44,300	441
Nippon Beet Sugar Manufacturing Co Ltd	5,000	13	Nintendo Co Ltd	6,100	1,701
		65			2,142

Telecommunication Equipment (0.10%)			Transport - Marine (0.12%)
Alcatel-Lucent/France (a)	284,000	956	AP Moller - Maersk A/S - A shares	74	554
VTech Holdings Ltd	2,000	20	Kawasaki Kisen Kaisha Ltd	17,000	60
		976	Neptune Orient Lines Ltd/Singapore (a)	75,000	91
			Nippon Yusen KK	113,000	390
Telecommunication Services (0.25%)
			Orient Overseas International Ltd	16,000	109
Daimei Telecom Engineering Corp	4,000	30
					1,204
PCCW Ltd	297,000	79
Singapore Telecommunications Ltd	232,000	494	Transport - Rail (0.23%)
StarHub Ltd	48,000	74	Central Japan Railway Co	77	566
Tele2 AB	26,470	373	Hankyu Hanshin Holdings Inc	42,000	194
Telecom Corp of New Zealand Ltd	149,136	249	Keisei Electric Railway Co Ltd	39,000	214

Schedule of Investments
International Value Fund I
January 31, 2010 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)
COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (3.94%)
Transport - Rail (continued)			Diversified Banking Institutions (3.94%)
MTR Corp	57,000 $	185	Investment in Joint Trading Account; Bank
West Japan Railway Co	325	1,120	of America Repurchase Agreement; 0.10%
			dated 01/29/10 maturing 02/01/10
		2,279	(collateralized by Sovereign Agency
Transport - Services (2.56%)			Issues; $11,815,000; 0.00% - 5.00%; dated
Deutsche Post AG	540,727	9,418	04/01/10 - 01/27/20)	$ 11,584 $	11,584
Firstgroup PLC	47,344	277	Investment in Joint Trading Account; Credit
			Suisse Repurchase Agreement; 0.10%
Panalpina Welttransport Holding AG	109	8	dated 01/29/10 maturing 02/01/10
TNT NV	533,224	15,308	(collateralized by US Treasury Note;
Toll Holdings Ltd	24,733	187	$6,090,000; 0.88%; dated 03/31/11)	5,971	5,971
		25,198	Investment in Joint Trading Account;
			Deutsche Bank Repurchase Agreement;
Transport - Truck (0.07%)			0.11% dated 01/29/10 maturing 02/01/10
Nippon Express Co Ltd	68,000	285	(collateralized by Sovereign Agency
Nippon Konpo Unyu Soko Co Ltd	6,000	64	Issues; $10,841,000; 0.00% - 4.75%; dated
			02/15/10 - 12/10/15)	10,628	10,628
Seino Holdings Corp	23,000	153	Investment in Joint Trading Account;
Yamato Holdings Co Ltd	15,000	206	Morgan Stanley Repurchase Agreement;
		708	0.11% dated 01/29/10 maturing 02/01/10
			(collateralized by Sovereign Agency
Travel Services (0.05%)			Issues; $10,841,000; 1.13% - 3.15%; dated
Thomas Cook Group PLC	142,000	513	12/15/11 - 01/22/15)	10,628	10,628
					38,811
Venture Capital (0.03%)
3i Group PLC	79,680	334	TOTAL REPURCHASE AGREEMENTS	$ 38,811
			Total Investments	$ 973,728
Water (0.12%)			Other Assets in Excess of Liabilities, Net - 1.06%		10,453
United Utilities Group PLC	56,640	483	TOTAL NET ASSETS - 100.00%	$ 984,181
Veolia Environnement	20,322	667
		1,150
Web Portals (0.00%)			(a) Non-Income Producing Security
So-net Entertainment Corp	20	47	(b) Security is Illiquid
			(c)	Market value is determined in accordance with procedures established in
			good faith by the Board of Directors. At the end of the period, the value
Wire & Cable Products (0.03%)			of these securities totaled $0 or 0.00% of net assets.
Furukawa Electric Co Ltd	25,000	121
HI-LEX Corp	3,600	35	Unrealized Appreciation (Depreciation)
Nexans SA	1,233	98	The net federal income tax unrealized appreciation (depreciation) and federal tax cost
		254	of investments held by the fund as of the period end were as follows:

Wireless Equipment (0.75%)			Unrealized Appreciation	$ 145,542
Nokia OYJ	265,306	3,641	Unrealized Depreciation		(25,851)
Telefonaktiebolaget LM Ericsson	385,034	3,731	Net Unrealized Appreciation (Depreciation)		119,691
		7,372	Cost for federal income tax purposes		854,037
COMMON STOCKS (95.00%)			All dollar amounts are shown in thousands (000's)
Auto - Car & Light Trucks (2.66%)
Volkswagen AG	6,017	489
TOTAL COMMON STOCKS	$ 934,917

Schedule of Investments International Value Fund I January 31, 2010 (unaudited)

Portfolio Summary (unaudited)

Country	Percent
Japan	19.52%
United Kingdom	15.04%
France	12.83%
Netherlands	9.36%
Germany	9.17%
Switzerland	7.09%
Australia	4.15%
Spain	4.00%
United States	3.94%
Italy	2.80%
Sweden	2.10%
Hong Kong	2.10%
Singapore	1.58%
Korea, Republic Of	1.13%
Greece	0.88%
Finland	0.75%
Belgium	0.72%
Norway	0.56%
Denmark	0.48%
Austria	0.29%
Luxembourg	0.21%
Portugal	0.16%
New Zealand	0.05%
Papua New Guinea	0.03%
Ireland	0.00%
Other Assets in Excess of Liabilities, Net	1.06%
TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent
Futures	4.84%

	Futures Contracts
				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)
eMini MSCI EAFE; March 2010	Buy	445	$ 35,041	$ 33,182	$ (1,859)
S&P 500; March 2010	Buy	54	15,038	14,450	(588)
All dollar amounts are shown in thousands (000's)

Schedule of Investments
LargeCap Blend Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (96.80%)			COMMON STOCKS (continued)
Aerospace & Defense (1.52%)			Building & Construction Products -
Lockheed Martin Corp	75,695 $	5,641	Miscellaneous (0.02%)
Northrop Grumman Corp	152,752	8,646	Armstrong World Industries Inc (a)	4,611 $	168
		14,287	Cable/Satellite TV (1.27%)
Aerospace & Defense Equipment (0.85%)			Comcast Corp - Class A	375,414	5,943
United Technologies Corp	117,660	7,940	Comcast Corp - Special Class A	124,403	1,883
			DISH Network Corp	159,457	2,912
Agricultural Chemicals (0.65%)			Time Warner Cable Inc	28,393	1,238
CF Industries Holdings Inc	23,132	2,148			11,976
Monsanto Co	51,620	3,917
		6,065	Chemicals - Diversified (1.30%)
			Dow Chemical Co/The	183,393	4,968
Agricultural Operations (0.69%)			EI du Pont de Nemours & Co	180,853	5,898
Archer-Daniels-Midland Co	214,969	6,438	Huntsman Corp	108,124	1,318
					12,184
Airlines (0.18%)
Copa Holdings SA	7,578	394	Chemicals - Specialty (0.18%)
Southwest Airlines Co	114,059	1,292	Eastman Chemical Co	29,356	1,660
		1,686
			Coal (0.08%)
Appliances (0.03%)			Peabody Energy Corp	18,044	760
Whirlpool Corp	4,385	330
			Commercial Banks (0.45%)
Applications Software (3.17%)			BB&T Corp	150,632	4,198
Microsoft Corp	1,056,084	29,760
			Commercial Services - Finance (0.32%)
Athletic Footwear (0.11%)			Moody's Corp	20,283	559
Nike Inc	16,864	1,075	SEI Investments Co	138,386	2,451
					3,010
Audio & Video Products (0.22%)
Harman International Industries Inc	58,057	2,064	Computer Services (1.06%)
			Accenture PLC - Class A	234,498	9,612
Auto - Car & Light Trucks (0.11%)			Computer Sciences Corp (a)	5,888	302
Ford Motor Co (a)	94,261	1,022			9,914

Auto - Medium & Heavy Duty Trucks (0.22%)			Computers (2.51%)
Oshkosh Corp	14,044	506	Apple Inc (a)	18,488	3,552
PACCAR Inc	43,790	1,578	Dell Inc (a)	490,008	6,321
		2,084	Hewlett-Packard Co	83,107	3,912
			IBM Corp	80,289	9,826
Auto/Truck Parts & Equipment - Original (0.48%)					23,611
Autoliv Inc (a)	25,240	1,080
BorgWarner Inc (a)	7,684	270	Computers - Memory Devices (2.12%)
Johnson Controls Inc	114,829	3,196	EMC Corp/Massachusetts (a)	215,026	3,585
		4,546	SanDisk Corp (a)	45,800	1,164
			Seagate Technology	498,328	8,337
Beverages - Non-Alcoholic (1.98%)			Western Digital Corp (a)	180,428	6,854
Coca-Cola Co/The	125,752	6,822			19,940
Hansen Natural Corp (a)	44,117	1,696
PepsiCo Inc	168,662	10,056	Computers - Peripheral Equipment (0.08%)
		18,574	Lexmark International Inc (a)	29,645	765
Broadcasting Services & Programming (0.23%)			Consumer Products - Miscellaneous (0.07%)
Scripps Networks Interactive	51,428	2,196	Kimberly-Clark Corp	10,532	626

Schedule of Investments
LargeCap Blend Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Containers - Paper & Plastic (0.02%)			Electric Products - Miscellaneous (0.80%)
Sonoco Products Co	8,191 $	227	Emerson Electric Co	180,659 $	7,505

Cosmetics & Toiletries (2.46%)			Electronic Components - Miscellaneous (0.62%)
Colgate-Palmolive Co	45,588	3,649	Flextronics International Ltd (a)	93,724	594
Procter & Gamble Co	316,707	19,493	Garmin Ltd	16,804	543
		23,142	Gentex Corp	43,769	839
Cruise Lines (0.21%)			Jabil Circuit Inc	19,247	279
Carnival Corp	58,434	1,948	Tyco Electronics Ltd	144,143	3,586
					5,841
Distribution & Wholesale (0.41%)			Electronic Components - Semiconductors (2.77%)
Ingram Micro Inc (a)	204,544	3,457	Intel Corp	845,896	16,410
Tech Data Corp (a)	9,550	389	LSI Corp (a)	132,581	662
		3,846	NVIDIA Corp (a)	17,152	264
Diversified Banking Institutions (3.08%)			QLogic Corp (a)	8,583	147
Bank of America Corp	726,974	11,035	Texas Instruments Inc	377,686	8,498
Citigroup Inc (a)	1,361,923	4,522			25,981
JP Morgan Chase & Co	342,202	13,325	Electronic Forms (0.25%)
		28,882	Adobe Systems Inc (a)	72,513	2,342
Diversified Manufacturing Operations (3.15%)
3M Co	26,491	2,132	Electronic Parts Distribution (0.15%)
Eaton Corp	43,351	2,655	Arrow Electronics Inc (a)	18,805	494
General Electric Co	1,000,438	16,087	Avnet Inc (a)	36,114	955
Honeywell International Inc	73,432	2,838			1,449
Illinois Tool Works Inc	60,570	2,640	Electronics - Military (0.06%)
Ingersoll-Rand PLC	64,367	2,089	L-3 Communications Holdings Inc	6,542	545
Leggett & Platt Inc	6,974	127
Parker Hannifin Corp	10,743	601	Engines - Internal Combustion (0.21%)
Tyco International Ltd	10,954	388	Cummins Inc	43,748	1,976
		29,557
			Enterprise Software & Services (1.12%)
E-Commerce - Products (0.63%)			Oracle Corp	455,484	10,503
Amazon.com Inc (a)	47,572	5,966
			Fiduciary Banks (0.72%)
E-Commerce - Services (0.39%)			Bank of New York Mellon Corp/The	201,297	5,856
eBay Inc (a)	20,794	479	State Street Corp	20,902	896
Expedia Inc	135,735	2,906			6,752
Liberty Media Corp - Interactive (a)	24,423	253
			Finance - Auto Loans (0.03%)
		3,638
			AmeriCredit Corp (a)	13,871	291
Electric - Integrated (2.52%)
Ameren Corp	14,390	368	Finance - Credit Card (0.23%)
Dominion Resources Inc/VA	50,485	1,891	Discover Financial Services	161,543	2,210
DTE Energy Co	17,353	729
Duke Energy Corp	601,368	9,941	Financial Guarantee Insurance (0.04%)
Exelon Corp	157,590	7,189	MBIA Inc (a)	72,938	360
FPL Group Inc	5,688	277	Food - Confectionery (0.16%)
Integrys Energy Group Inc	28,282	1,184	Hershey Co/The	40,800	1,486
Public Service Enterprise Group Inc	58,115	1,778
Xcel Energy Inc	13,288	276	Food - Meat Products (0.61%)
		23,633	Hormel Foods Corp	58,951	2,281

Schedule of Investments
LargeCap Blend Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Food - Meat Products (continued)			Machinery - Construction & Mining (0.28%)
Tyson Foods Inc	250,030 $	3,456	Caterpillar Inc	50,692 $	2,648
		5,737
			Medical - Biomedical/Gene (2.64%)
Food - Miscellaneous/Diversified (0.12%)			Amgen Inc (a)	162,633	9,511
Kraft Foods Inc	39,609	1,096	Biogen Idec Inc (a)	28,854	1,550
Food - Retail (0.02%)			Celgene Corp (a)	22,452	1,275
SUPERVALU Inc	12,444	183	Genzyme Corp (a)	43,219	2,345
			Gilead Sciences Inc (a)	208,804	10,079
Forestry (0.22%)					24,760
Plum Creek Timber Co Inc	58,224	2,106	Medical - Drugs (5.31%)
			Abbott Laboratories	7,173	380
Garden Products (0.30%)
			Bristol-Myers Squibb Co	68,824	1,676
Toro Co	71,472	2,784
			Cephalon Inc (a)	25,586	1,633
Gas - Distribution (0.20%)			Eli Lilly & Co	512,007	18,023
NiSource Inc	131,068	1,868	Forest Laboratories Inc (a)	103,800	3,077
			King Pharmaceuticals Inc (a)	69,775	838
Gold Mining (0.55%)			Merck & Co Inc	158,757	6,061
Newmont Mining Corp	119,848	5,137	Pfizer Inc	973,261	18,161
					49,849
Hospital Beds & Equipment (0.02%)
Hill-Rom Holdings Inc	7,869	184	Medical - Generic Drugs (0.01%)
			Watson Pharmaceuticals Inc (a)	2,975	114
Hotels & Motels (0.22%)
Marriott International Inc/DE	77,522	2,033	Medical - HMO (1.40%)
			Aetna Inc	16,883	506
Human Resources (0.29%)			Coventry Health Care Inc (a)	93,441	2,138
Manpower Inc	47,864	2,479	Humana Inc (a)	21,988	1,069
Robert Half International Inc	10,484	282	UnitedHealth Group Inc	162,487	5,362
		2,761	WellPoint Inc (a)	63,814	4,066
					13,141
Independent Power Producer (0.08%)
Mirant Corp (a)	53,028	746	Medical - Wholesale Drug Distribution (0.83%)
			Cardinal Health Inc	129,314	4,276
Internet Security (0.70%)			McKesson Corp	59,783	3,517
Symantec Corp (a)	253,403	4,295			7,793
VeriSign Inc (a)	99,981	2,291
			Medical Instruments (0.64%)
		6,586	Boston Scientific Corp (a)	446,767	3,856
Investment Management & Advisory Services (0.87%)			Medtronic Inc	50,932	2,184
Ameriprise Financial Inc	4,130	158			6,040
Eaton Vance Corp	45,334	1,306
			Medical Products (2.69%)
Federated Investors Inc	107,329	2,724
			Baxter International Inc	33,820	1,948
Franklin Resources Inc	3,889	385
			Becton Dickinson and Co	6,024	454
T Rowe Price Group Inc	72,904	3,618
			CareFusion Corp (a)	152,061	3,915
		8,191	Covidien PLC	8,486	429
Life & Health Insurance (0.97%)			Johnson & Johnson	237,795	14,948
Prudential Financial Inc	72,821	3,640	Stryker Corp	68,766	3,570
Unum Group	278,418	5,449			25,264
		9,089
			Metal - Aluminum (0.10%)
			Alcoa Inc	73,091	930

Schedule of Investments
LargeCap Blend Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Metal - Copper (0.43%)			Paper & Related Products (1.02%)
Freeport-McMoRan Copper & Gold Inc	60,031 $	4,003	International Paper Co	230,864 $	5,289
			Rayonier Inc	103,170	4,332
Multi-Line Insurance (0.58%)					9,621
ACE Ltd	4,342	214
Loews Corp	28,633	1,024	Pharmacy Services (0.30%)
MetLife Inc	117,916	4,165	Medco Health Solutions Inc (a)	45,535	2,800
		5,403	Printing - Commercial (0.07%)
Multimedia (1.98%)			RR Donnelley & Sons Co	31,985	634
News Corp - Class A	310,819	3,919
News Corp - Class B	9,685	142	Property & Casualty Insurance (0.72%)
Time Warner Inc	362,681	9,956	Chubb Corp	31,706	1,585
Walt Disney Co/The	155,059	4,582	Travelers Cos Inc/The	101,674	5,152
		18,599			6,737
Networking Products (1.48%)			Regional Banks (3.06%)
Cisco Systems Inc (a)	618,155	13,890	Capital One Financial Corp	87,393	3,221
			PNC Financial Services Group Inc	29,515	1,636
Oil - Field Services (1.40%)			US Bancorp	317,660	7,967
Baker Hughes Inc	39,747	1,800	Wells Fargo & Co	558,410	15,876
Exterran Holdings Inc (a)	45,843	929			28,700
Halliburton Co	142,281	4,156	REITS - Apartments (0.34%)
Schlumberger Ltd	98,771	6,268	AvalonBay Communities Inc	38,820	2,974
		13,153	BRE Properties Inc	8,127	261
Oil & Gas Drilling (0.12%)					3,235
Patterson-UTI Energy Inc	14,707	226	REITS - Healthcare (0.02%)
Transocean Ltd (a)	10,328	875	Nationwide Health Properties Inc	5,551	183
		1,101
Oil Company - Exploration & Production (2.25%)			REITS - Regional Malls (1.12%)
Apache Corp	27,647	2,731	Simon Property Group Inc	146,033	10,514
Chesapeake Energy Corp	10,578	262
			REITS - Storage (0.21%)
Cimarex Energy Co	46,085	2,268
			Public Storage	25,467	2,016
Devon Energy Corp	196,121	13,122
Occidental Petroleum Corp	32,358	2,535	Retail - Apparel & Shoe (0.93%)
XTO Energy Inc	5,419	242	Gap Inc/The	76,007	1,450
		21,160	Ltd Brands Inc	69,263	1,318
Oil Company - Integrated (6.35%)			Nordstrom Inc	15,268	527
Chevron Corp	219,081	15,800	Ross Stores Inc	118,801	5,457
ConocoPhillips	267,195	12,826			8,752
Exxon Mobil Corp	464,320	29,916	Retail - Automobile (0.12%)
Hess Corp	18,414	1,064	AutoNation Inc (a)	53,493	963
		59,606	CarMax Inc (a)	7,997	165
Oil Field Machinery & Equipment (0.10%)					1,128
National Oilwell Varco Inc	21,983	899	Retail - Bookstore (0.03%)
			Barnes & Noble Inc	13,614	238
Oil Refining & Marketing (0.63%)
Tesoro Corp/Texas	89,776	1,122	Retail - Consumer Electronics (0.02%)
Valero Energy Corp	260,762	4,803	Best Buy Co Inc	4,922	180
		5,925

Schedule of Investments
LargeCap Blend Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Discount (1.28%)			Telecommunication Services (0.04%)
Dollar Tree Inc (a)	47,217 $	2,338	NeuStar Inc (a)	17,245 $	387
Wal-Mart Stores Inc	182,136	9,732
		12,070	Telephone - Integrated (2.72%)
			AT&T Inc	667,953	16,939
Retail - Drug Store (1.13%)			CenturyTel Inc	28,050	954
CVS Caremark Corp	192,891	6,244	Sprint Nextel Corp (a)	880,866	2,889
Walgreen Co	121,785	4,390	Telephone & Data Systems Inc	5,184	164
		10,634	Verizon Communications Inc	156,518	4,605
Retail - Mail Order (0.13%)					25,551
Williams-Sonoma Inc	65,243	1,238
			Tobacco (2.62%)
Retail - Major Department Store (0.46%)			Altria Group Inc	182,018	3,615
JC Penney Co Inc	7,885	196	Lorillard Inc	133,745	10,124
TJX Cos Inc	108,844	4,137	Philip Morris International Inc	238,949	10,875
		4,333			24,614
Retail - Office Supplies (0.07%)			Transport - Rail (0.12%)
Office Depot Inc (a)	123,896	704	Norfolk Southern Corp	24,421	1,149

Retail - Pet Food & Supplies (0.22%)			Transport - Services (2.16%)
PetSmart Inc	78,752	2,028	Expeditors International of Washington Inc	5,036	172
			FedEx Corp	43,944	3,443
Retail - Regional Department Store (0.37%)			United Parcel Service Inc	288,746	16,681
Kohl's Corp (a)	60,904	3,068			20,296
Macy's Inc	23,920	381	Vitamins & Nutrition Products (0.03%)
		3,449	Herbalife Ltd	6,710	261
Retail - Restaurants (0.45%)
McDonald's Corp	12,543	783	Web Portals (1.36%)
Starbucks Corp (a)	158,446	3,453	Google Inc (a)	20,226	10,708
		4,236	Yahoo! Inc (a)	138,353	2,077
					12,785
Savings & Loans - Thrifts (0.29%)
Hudson City Bancorp Inc	203,886	2,706	Wireless Equipment (0.56%)
			Motorola Inc (a)	322,197	1,981
Schools (0.20%)			Qualcomm Inc	83,228	3,262
Apollo Group Inc (a)	31,529	1,910			5,243

Semiconductor Component - Integrated Circuits (0.05%)			TOTAL COMMON STOCKS	$ 909,042
Integrated Device Technology Inc (a)	86,257	489		Principal
				Amount	Value
Steel - Producers (0.12%)				(000's)	(000's)
Nucor Corp	8,093	330	REPURCHASE AGREEMENTS (2.91%)
Reliance Steel & Aluminum Co	6,893	281	Diversified Banking Institutions (2.91%)
Schnitzer Steel Industries Inc	12,912	523	Investment in Joint Trading Account; Bank
		1,134	of America Repurchase Agreement; 0.10%
			dated 01/29/10 maturing 02/01/10
Telecommunication Equipment (0.12%)			(collateralized by Sovereign Agency
Tellabs Inc	178,290	1,146	Issues; $8,310,000; 0.00% - 5.00%; dated
			04/01/10 - 01/27/20)	$ 8,147 $	8,147
Telecommunication Equipment - Fiber Optics (0.02%)			Investment in Joint Trading Account; Credit
JDS Uniphase Corp (a)	25,820	203	Suisse Repurchase Agreement; 0.10%
			dated 01/29/10 maturing 02/01/10
			(collateralized by US Treasury Note;
			$4,284,000; 0.88%; dated 03/31/11)	4,200	4,200

		Schedule of Investments
		LargeCap Blend Fund I
		January 31, 2010 (unaudited)

	Principal
	Amount	Value
	(000's)	(000's)
REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.11% dated 01/29/10 maturing 02/01/10
(collateralized by Sovereign Agency
Issues; $7,625,000; 0.00% - 4.75%; dated
02/15/10 - 12/10/15)	$ 7,475 $	7,475
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.11% dated 01/29/10 maturing 02/01/10
(collateralized by Sovereign Agency
Issues; $7,625,000; 1.13% - 3.15%; dated
12/15/11 - 01/22/15)	7,475	7,475
		27,297
TOTAL REPURCHASE AGREEMENTS	$ 27,297
Total Investments	$ 936,339
Other Assets in Excess of Liabilities, Net - 0.29%		2,748
TOTAL NET ASSETS - 100.00%	$ 939,087

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 58,075
Unrealized Depreciation		(68,922)
Net Unrealized Appreciation (Depreciation)		(10,847)
Cost for federal income tax purposes		947,186
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		23.45%
Financial		15.63%
Technology		13.13%
Communications		11.52%
Energy		10.93%
Industrial		9.97%
Consumer, Cyclical		7.73%
Basic Materials		4.56%
Utilities		2.79%
Other Assets in Excess of Liabilities, Net		0.29%
TOTAL NET ASSETS		100.00%
Other Assets Summary (unaudited)
Asset Type		Percent
Futures		3.11%

Schedule of Investments
LargeCap Blend Fund I
January 31, 2010 (unaudited)

Futures Contracts
				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)
S&P 500; March 2010	Buy	109	$ 30,288	$ 29,169	$ (1,119)
All dollar amounts are shown in thousands (000's)

Schedule of Investments
LargeCap Blend Fund II
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (97.15%)			COMMON STOCKS (continued)
Advertising Agencies (0.12%)			Auto - Car & Light Trucks (0.14%)
Interpublic Group of Cos Inc (a)	16,902 $	109	Ford Motor Co (a)	93,635 $	1,015
Omnicom Group Inc	22,603	798
		907	Auto - Medium & Heavy Duty Trucks (0.14%)
			PACCAR Inc	28,250	1,018
Advertising Sales (0.02%)
Lamar Advertising Co (a)	5,000	143	Auto/Truck Parts & Equipment - Original (0.14%)
			Johnson Controls Inc	35,890	999
Aerospace & Defense (0.92%)
Boeing Co/The	28,893	1,751	Beverages - Non-Alcoholic (2.29%)
General Dynamics Corp	17,477	1,168	Coca-Cola Co/The	107,148	5,813
Lockheed Martin Corp	22,212	1,655	Coca-Cola Enterprises Inc	11,025	222
Northrop Grumman Corp	16,094	911	Pepsi Bottling Group Inc	5,200	193
Raytheon Co	17,639	925	PepsiCo Inc	179,330	10,692
Rockwell Collins Inc	7,180	382			16,920
		6,792
			Beverages - Wine & Spirits (0.04%)
Aerospace & Defense Equipment (1.11%)			Brown-Forman Corp	3,819	196
Goodrich Corp	14,409	892	Constellation Brands Inc (a)	6,795	109
Orbital Sciences Corp (a)	228,340	3,610			305
United Technologies Corp	55,365	3,736
			Brewery (0.03%)
		8,238
			Molson Coors Brewing Co	5,450	229
Agricultural Chemicals (0.80%)
CF Industries Holdings Inc	1,683	156	Broadcasting Services & Programming (0.07%)
Monsanto Co	72,482	5,500	Discovery Communications Inc - A Shares (a)	3,450	102
Potash Corp of Saskatchewan Inc	2,200	219	Discovery Communications Inc - C Shares (a)	11,950	314
		5,875	Scripps Networks Interactive	3,100	133
					549
Agricultural Operations (0.09%)
Archer-Daniels-Midland Co	21,690	650	Building - Residential & Commercial (0.71%)
			DR Horton Inc	19,890	235
Airlines (0.05%)			Lennar Corp	8,300	127
Southwest Airlines Co	33,200	376	Toll Brothers Inc (a)	266,450	4,921
					5,283
Apparel Manufacturers (0.20%)
Coach Inc	30,757	1,073	Building Products - Wood (0.95%)
Polo Ralph Lauren Corp	2,010	165	Masco Corp	515,879	6,995
VF Corp	3,098	223
			Cable/Satellite TV (0.58%)
		1,461
			Cablevision Systems Corp	17,500	449
Appliances (0.03%)			Comcast Corp - Class A	60,746	961
Whirlpool Corp	2,531	190	DIRECTV (a)	31,714	962
			Time Warner Cable Inc	43,419	1,893
Applications Software (2.99%)					4,265
Compuware Corp (a)	8,258	63
Intuit Inc (a)	24,500	725	Casino Hotels (0.11%)
Microsoft Corp	734,342	20,694	MGM Mirage (a)	59,036	653
Red Hat Inc (a)	21,536	586	Wynn Resorts Ltd (a)	2,400	148
		22,068			801
Athletic Footwear (0.16%)			Casino Services (0.06%)
Nike Inc	18,182	1,159	International Game Technology	22,299	409

Schedule of Investments
LargeCap Blend Fund II
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Cellular Telecommunications (0.04%)			Commercial Services - Finance (continued)
MetroPCS Communications Inc (a)	29,600 $	167	Western Union Co/The	50,590 $	938
NII Holdings Inc (a)	3,500	114			10,396
		281	Computer Aided Design (0.54%)
Chemicals - Diversified (0.41%)			Autodesk Inc (a)	169,300	4,028
Dow Chemical Co/The	36,579	991
EI du Pont de Nemours & Co	47,506	1,549	Computer Services (0.23%)
FMC Corp	2,518	128	Accenture PLC - Class A	20,000	820
PPG Industries Inc	5,732	337	Cognizant Technology Solutions Corp (a)	6,998	306
		3,005	Computer Sciences Corp (a)	11,174	573
					1,699
Chemicals - Specialty (0.12%)
Eastman Chemical Co	2,525	143	Computers (4.45%)
Ecolab Inc	8,233	361	Apple Inc (a)	81,565	15,670
International Flavors & Fragrances Inc	2,743	109	Dell Inc (a)	92,274	1,190
Sigma-Aldrich Corp	6,034	289	Hewlett-Packard Co	165,812	7,805
		902	IBM Corp	67,212	8,226
					32,891
Coal (0.23%)
Consol Energy Inc	12,400	578	Computers - Integrated Systems (0.02%)
Massey Energy Co	5,423	209	Teradata Corp (a)	5,971	167
Peabody Energy Corp	21,104	889
			Computers - Memory Devices (0.33%)
		1,676
			EMC Corp/Massachusetts (a)	104,290	1,739
Coatings & Paint (0.07%)			NetApp Inc (a)	9,000	262
Sherwin-Williams Co/The	8,594	544	SanDisk Corp (a)	6,300	160
			Western Digital Corp (a)	7,812	297
Commercial Banks (0.25%)					2,458
BB&T Corp	15,945	444
First Horizon National Corp (a)	19,418	251	Computers - Peripheral Equipment (0.01%)
M&T Bank Corp	2,868	212	Lexmark International Inc (a)	2,712	70
Marshall & Ilsley Corp	65,625	454
			Consumer Products - Miscellaneous (0.55%)
Regions Financial Corp	56,700	360
			Clorox Co	17,394	1,029
Zions Bancorporation	4,786	91
			Kimberly-Clark Corp	51,071	3,033
		1,812
					4,062
Commercial Services (0.05%)
			Containers - Metal & Glass (0.04%)
Convergys Corp (a)	4,315	46
			Ball Corp	3,272	166
Iron Mountain Inc	6,264	143
			Owens-Illinois Inc (a)	5,854	160
Quanta Services Inc (a)	10,672	195
					326
		384
			Containers - Paper & Plastic (0.04%)
Commercial Services - Finance (1.41%)			Bemis Co Inc	3,753	105
Automatic Data Processing Inc	25,501	1,040
			Pactiv Corp (a)	4,587	103
Equifax Inc	4,392	141
			Sealed Air Corp	5,519	110
H&R Block Inc	11,656	251
					318
Mastercard Inc	5,220	1,304
Moody's Corp	108,798	3,002	Cosmetics & Toiletries (2.29%)
Paychex Inc	6,400	186	Avon Products Inc	12,888	389
Total System Services Inc	6,854	98	Colgate-Palmolive Co	16,024	1,282
Verisk Analytics Inc (a)	10,400	292	Estee Lauder Cos Inc/The	4,101	215
Visa Inc	38,330	3,144	Procter & Gamble Co	244,389	15,042
					16,928

Schedule of Investments
LargeCap Blend Fund II
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Cruise Lines (0.05%)			E-Commerce - Services (continued)
Carnival Corp	10,397 $	347	Liberty Media Corp - Interactive (a)	31,500 $	327
			Priceline.com Inc (a)	2,654	518
Data Processing & Management (0.14%)					2,156
Dun & Bradstreet Corp	1,834	145
Fidelity National Information Services Inc	17,751	418	Electric - Generation (0.05%)
Fiserv Inc (a)	11,267	508	AES Corp/The (a)	31,992	404
		1,071	Electric - Integrated (2.40%)
Dental Supplies & Equipment (0.07%)			Allegheny Energy Inc	16,895	354
DENTSPLY International Inc	12,178	409	American Electric Power Co Inc	36,846	1,277
Patterson Cos Inc (a)	3,232	92	CMS Energy Corp	7,958	121
		501	Consolidated Edison Inc	9,467	414
Dialysis Centers (0.05%)			Constellation Energy Group Inc	23,775	767
DaVita Inc (a)	5,700	341	Dominion Resources Inc/VA	13,791	517
			DTE Energy Co	5,716	240
Disposable Medical Products (0.05%)			Duke Energy Corp	32,346	535
CR Bard Inc	4,700	390	Edison International	8,400	280
			Entergy Corp	14,279	1,090
Distribution & Wholesale (0.11%)			Exelon Corp	115,669	5,277
Fastenal Co	6,500	270	FirstEnergy Corp	17,825	778
Genuine Parts Co	8,346	314	FPL Group Inc	25,315	1,234
WW Grainger Inc	2,174	216	Northeast Utilities	6,091	154
		800	Pepco Holdings Inc	14,300	235
Diversified Banking Institutions (4.86%)			PG&E Corp	8,671	366
Bank of America Corp	877,550	13,321	Pinnacle West Capital Corp	8,916	319
Citigroup Inc (a)	558,248	1,853	PPL Corp	31,790	937
Goldman Sachs Group Inc/The	27,956	4,158	Progress Energy Inc	12,208	476
JP Morgan Chase & Co	370,287	14,419	Public Service Enterprise Group Inc	21,636	662
Morgan Stanley	80,021	2,143	SCANA Corp	3,833	136
		35,894	Southern Co	16,849	539
			TECO Energy Inc	25,930	404
Diversified Manufacturing Operations (3.52%)
			Wisconsin Energy Corp	4,062	199
3M Co	42,014	3,382
Cooper Industries PLC	12,000	515	Xcel Energy Inc	19,644	408
Danaher Corp	29,743	2,122			17,719
Dover Corp	6,470	277	Electric Products - Miscellaneous (0.18%)
Eaton Corp	46,920	2,873	Emerson Electric Co	30,118	1,251
General Electric Co	854,774	13,745	Molex Inc	4,726	95
Honeywell International Inc	36,331	1,404			1,346
Illinois Tool Works Inc	14,536	634	Electronic Components - Miscellaneous (0.09%)
ITT Corp	6,339	306	Jabil Circuit Inc	6,409	93
Leggett & Platt Inc	5,427	99	Tyco Electronics Ltd	23,725	590
Parker Hannifin Corp	5,581	312			683
Tyco International Ltd	9,100	322
		25,991	Electronic Components - Semiconductors (1.31%)
			Advanced Micro Devices Inc (a)	70,000	522
E-Commerce - Products (0.38%)			Altera Corp	10,228	218
Amazon.com Inc (a)	22,658	2,842	Broadcom Corp	9,131	244
			Intel Corp	298,425	5,789
E-Commerce - Services (0.29%)			LSI Corp (a)	22,666	113
eBay Inc (a)	26,799	617
			MEMC Electronic Materials Inc (a)	6,600	83
Expedia Inc	32,419	694

Schedule of Investments
LargeCap Blend Fund II
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Components - Semiconductors			Finance - Consumer Loans (0.04%)
(continued)			SLM Corp (a)	26,400 $	278
Micron Technology Inc (a)	67,445 $	588
National Semiconductor Corp	47,636	632	Finance - Credit Card (0.66%)
NVIDIA Corp (a)	18,500	285	American Express Co	122,508	4,613
QLogic Corp (a)	4,103	71	Discover Financial Services	18,625	255
Texas Instruments Inc	42,024	946			4,868
Xilinx Inc	9,595	226
			Finance - Investment Banker & Broker (0.56%)
		9,717	Charles Schwab Corp/The	213,053	3,897
Electronic Connectors (0.03%)			TD Ameritrade Holding Corp (a)	12,900	229
Amphenol Corp	5,901	235			4,126

Electronic Forms (0.05%)			Finance - Other Services (0.26%)
Adobe Systems Inc (a)	12,527	405	CME Group Inc	3,466	994
			IntercontinentalExchange Inc (a)	5,841	558
Electronic Measurement Instruments (0.05%)			NASDAQ OMX Group Inc/The (a)	9,032	162
Agilent Technologies Inc (a)	12,200	342	NYSE Euronext	8,700	204
					1,918
Electronics - Military (0.05%)
L-3 Communications Holdings Inc	4,052	338	Food - Confectionery (0.07%)
			Hershey Co/The	7,564	275
Energy - Alternate Sources (0.48%)			JM Smucker Co/The	4,342	261
First Solar Inc (a)	31,620	3,583			536
			Food - Dairy Products (0.01%)
Engineering - Research & Development Services (0.16%)			Dean Foods Co (a)	6,267	110
Fluor Corp	14,152	641
Foster Wheeler AG (a)	6,600	185	Food - Meat Products (0.01%)
Jacobs Engineering Group Inc (a)	4,307	163	Hormel Foods Corp	2,424	94
McDermott International Inc (a)	8,600	203
		1,192	Food - Miscellaneous/Diversified (1.98%)
			Campbell Soup Co	20,500	679
Engines - Internal Combustion (0.04%)
			General Mills Inc	6,887	491
Cummins Inc	7,015	317
			HJ Heinz Co	8,116	354
Enterprise Software & Services (0.51%)			Kellogg Co	131,362	7,149
BMC Software Inc (a)	6,393	247	Kraft Foods Inc	77,632	2,147
CA Inc	61,240	1,350	McCormick & Co Inc/MD	104,100	3,779
Oracle Corp	93,237	2,150			14,599
		3,747	Food - Retail (0.21%)
Entertainment Software (0.03%)			Kroger Co/The	37,023	793
Electronic Arts Inc (a)	11,800	192	Safeway Inc	14,481	325
			SUPERVALU Inc	7,367	108
Fiduciary Banks (0.42%)			Whole Foods Market Inc (a)	12,880	351
Bank of New York Mellon Corp/The	51,230	1,490			1,577
Northern Trust Corp	10,300	521	Food - Wholesale & Distribution (0.14%)
State Street Corp	26,265	1,126	Sysco Corp	36,400	1,019
		3,137
Filtration & Separation Products (0.02%)			Forestry (0.08%)
Pall Corp	4,099	141	Plum Creek Timber Co Inc	5,659	205
			Weyerhaeuser Co	9,800	391
					596

Schedule of Investments
LargeCap Blend Fund II
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Gas - Distribution (0.29%)			Internet Security (continued)
CenterPoint Energy Inc	66,632 $	930	VeriSign Inc (a)	25,996 $	596
Nicor Inc	1,569	64			1,652
NiSource Inc	31,372	447	Investment Management & Advisory Services (0.31%)
Sempra Energy	14,275	724	Ameriprise Financial Inc	8,779	336
		2,165	Federated Investors Inc	3,073	78
Gold Mining (0.47%)			Franklin Resources Inc	5,195	514
Eldorado Gold Corp (a)	14,400	170	Invesco Ltd	34,865	673
Newmont Mining Corp	76,355	3,273	Janus Capital Group Inc	23,000	281
		3,443	T Rowe Price Group Inc	8,904	442
Hazardous Waste Disposal (0.06%)					2,324
Stericycle Inc (a)	7,900	418	Life & Health Insurance (0.46%)
			Aflac Inc	30,129	1,459
Home Decoration Products (0.34%)			Lincoln National Corp	7,400	182
Newell Rubbermaid Inc	184,833	2,508	Prudential Financial Inc	27,741	1,387
			Torchmark Corp	2,874	129
Hotels & Motels (0.14%)
			Unum Group	11,521	225
Marriott International Inc/DE	27,486	721
					3,382
Starwood Hotels & Resorts Worldwide Inc	4,900	163
Wyndham Worldwide Corp	6,207	131	Linen Supply & Related Items (0.04%)
		1,015	Cintas Corp	12,469	313

Human Resources (0.01%)			Machinery - Construction & Mining (0.13%)
Robert Half International Inc	3,600	97	Caterpillar Inc	15,225	795
			Joy Global Inc	3,500	160
Independent Power Producer (0.08%)
					955
NRG Energy Inc (a)	25,000	603
			Machinery - Farm (0.16%)
Industrial Audio & Video Products (0.76%)			Deere & Co	23,651	1,181
Dolby Laboratories Inc (a)	111,280	5,601
			Machinery - Pumps (0.02%)
Industrial Automation & Robots (0.15%)			Flowserve Corp	1,944	175
Rockwell Automation Inc/DE	22,834	1,102
			Medical - Biomedical/Gene (1.69%)
Industrial Gases (0.64%)			Amgen Inc (a)	49,294	2,883
Air Products & Chemicals Inc	42,779	3,250	Biogen Idec Inc (a)	14,863	799
Airgas Inc	2,836	120	Celgene Corp (a)	96,986	5,507
Praxair Inc	18,033	1,358	Genzyme Corp (a)	5,691	309
		4,728	Gilead Sciences Inc (a)	50,440	2,435
Instruments - Scientific (0.17%)			Life Technologies Corp (a)	4,800	238
PerkinElmer Inc	4,055	81	Millipore Corp (a)	1,929	133
Thermo Fisher Scientific Inc (a)	15,964	737	Vertex Pharmaceuticals Inc (a)	5,000	192
Waters Corp (a)	7,420	423			12,496
		1,241	Medical - Drugs (5.34%)
Insurance Brokers (0.23%)			Abbott Laboratories	177,289	9,386
Aon Corp	26,742	1,040	Allergan Inc/United States	19,918	1,145
Marsh & McLennan Cos Inc	31,733	684	Bristol-Myers Squibb Co	262,600	6,397
		1,724	Cephalon Inc (a)	3,000	191
			Eli Lilly & Co	46,193	1,626
Internet Security (0.22%)			Forest Laboratories Inc (a)	10,487	311
McAfee Inc (a)	20,300	765
			King Pharmaceuticals Inc (a)	8,625	104
Symantec Corp (a)	17,152	291

Schedule of Investments
LargeCap Blend Fund II
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Drugs (continued)			Metal - Aluminum (0.06%)
Merck & Co Inc	162,309 $	6,197	Alcoa Inc	33,877 $	431
Novartis AG ADR	118,690	6,353
Pfizer Inc	413,943	7,724	Metal - Copper (0.46%)
		39,434	Freeport-McMoRan Copper & Gold Inc	51,265	3,419

Medical - Generic Drugs (0.05%)			Metal - Iron (0.01%)
Mylan Inc/PA (a)	10,615	193	Cliffs Natural Resources Inc	1,800	72
Watson Pharmaceuticals Inc (a)	3,673	141
		334	Metal Processors & Fabrication (0.15%)
			Precision Castparts Corp	10,535	1,109
Medical - HMO (0.72%)
Aetna Inc	22,596	677	Motorcycle/Motor Scooter (0.05%)
CIGNA Corp	10,900	368	Harley-Davidson Inc	15,400	350
Coventry Health Care Inc (a)	5,199	119
Humana Inc (a)	10,297	501	Multi-Line Insurance (0.55%)
UnitedHealth Group Inc	55,533	1,833	Allstate Corp/The	24,588	736
WellPoint Inc (a)	28,345	1,806	Assurant Inc	10,099	317
		5,304	Cincinnati Financial Corp	5,653	149
Medical - Hospitals (0.03%)			Hartford Financial Services Group Inc	19,759	474
Tenet Healthcare Corp (a)	42,706	237	Loews Corp	23,944	857
			MetLife Inc	43,526	1,537
Medical - Wholesale Drug Distribution (0.83%)					4,070
AmerisourceBergen Corp	168,414	4,591	Multimedia (1.95%)
Cardinal Health Inc	20,805	688	McGraw-Hill Cos Inc/The	19,044	675
McKesson Corp	14,991	882	Meredith Corp	1,265	39
		6,161	News Corp - Class A	64,963	819
Medical Information Systems (0.02%)			News Corp - Class B	308,480	4,529
IMS Health Inc	6,339	137	Time Warner Inc	75,082	2,061
			Viacom Inc (a)	14,334	418
Medical Instruments (1.08%)			Walt Disney Co/The	197,879	5,847
Boston Scientific Corp (a)	86,801	749			14,388
Edwards Lifesciences Corp (a)	36,900	3,307
Intuitive Surgical Inc (a)	1,100	361	Networking Products (1.44%)
Medtronic Inc	59,434	2,549	Cisco Systems Inc (a)	258,095	5,799
St Jude Medical Inc (a)	26,296	992	Juniper Networks Inc (a)	195,037	4,843
		7,958			10,642
Medical Laboratory & Testing Service (0.04%)			Non-Ferrous Metals (0.00%)
Quest Diagnostics Inc	5,422	302	Titanium Metals Corp (a)	2,948	34

Medical Products (2.43%)			Non-Hazardous Waste Disposal (0.17%)
Baxter International Inc	30,891	1,779	Republic Services Inc	34,900	935
Becton Dickinson and Co	5,040	380	Waste Management Inc	10,428	334
CareFusion Corp (a)	9,250	238			1,269
Covidien PLC	14,025	709	Office Automation & Equipment (0.06%)
Hospira Inc (a)	9,599	486	Pitney Bowes Inc	7,198	151
Johnson & Johnson	212,234	13,341	Xerox Corp	30,219	263
Stryker Corp	19,198	997			414
		17,930	Office Supplies & Forms (0.02%)
			Avery Dennison Corp	3,917	127

Schedule of Investments
LargeCap Blend Fund II
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil - Field Services (1.60%)			Oil Refining & Marketing (continued)
Baker Hughes Inc	26,472 $	1,199	Valero Energy Corp	18,000 $	331
BJ Services Co	25,554	528			392
Halliburton Co	156,535	4,572	Paper & Related Products (0.43%)
Schlumberger Ltd	75,771	4,809	International Paper Co	131,265	3,007
Smith International Inc	22,639	686	MeadWestvaco Corp	8,050	194
		11,794			3,201
Oil & Gas Drilling (0.50%)			Pharmacy Services (0.40%)
Diamond Offshore Drilling Inc	37,430	3,426	Express Scripts Inc (a)	17,399	1,459
Nabors Industries Ltd (a)	9,875	220	Medco Health Solutions Inc (a)	24,613	1,513
Rowan Cos Inc (a)	3,954	85			2,972
		3,731
			Pipelines (0.34%)
Oil Company - Exploration & Production (2.19%)			El Paso Corp	24,140	245
Anadarko Petroleum Corp	12,929	825	Spectra Energy Corp	57,057	1,213
Apache Corp	7,069	698	Williams Cos Inc	50,868	1,060
Cabot Oil & Gas Corp	12,401	475			2,518
Chesapeake Energy Corp	13,509	335
Denbury Resources Inc (a)	8,531	116	Printing - Commercial (0.02%)
Devon Energy Corp	17,746	1,187	RR Donnelley & Sons Co	7,137	141
EOG Resources Inc	15,632	1,413	Property & Casualty Insurance (0.77%)
EQT Corp	4,550	200	Chubb Corp	21,628	1,082
Newfield Exploration Co (a)	90,990	4,453	Progressive Corp/The	184,216	3,054
Occidental Petroleum Corp	35,761	2,802	Travelers Cos Inc/The	30,005	1,520
Pioneer Natural Resources Co	3,999	176			5,656
Questar Corp	5,997	249
Range Resources Corp	5,900	271	Publishing - Newspapers (0.01%)
Southwestern Energy Co (a)	26,752	1,147	New York Times Co/The (a)	4,017	52
XTO Energy Inc	41,248	1,838
			Quarrying (0.05%)
		16,185	Vulcan Materials Co	8,600	380
Oil Company - Integrated (5.57%)
Chevron Corp	110,458	7,966	Real Estate Management & Services (0.02%)
ConocoPhillips	64,084	3,076	CB Richard Ellis Group Inc (a)	9,377	115
Exxon Mobil Corp	316,556	20,396
Hess Corp	17,969	1,039	Regional Banks (3.03%)
Marathon Oil Corp	18,651	556	Capital One Financial Corp	11,439	422
Murphy Oil Corp	23,734	1,212	Comerica Inc	5,253	181
Petroleo Brasileiro SA ADR	69,090	2,803	Fifth Third Bancorp	69,150	860
Suncor Energy Inc	16,100	510	KeyCorp	49,600	356
Total SA ADR	62,620	3,606	PNC Financial Services Group Inc	20,695	1,147
		41,164	SunTrust Banks Inc	16,600	404
			US Bancorp	103,038	2,584
Oil Field Machinery & Equipment (0.70%)			Wells Fargo & Co	578,191	16,438
Cameron International Corp (a)	8,462	319			22,392
FMC Technologies Inc (a)	13,400	712
National Oilwell Varco Inc	101,450	4,149	Reinsurance (0.46%)
		5,180	Berkshire Hathaway Inc - Class A (a)	25	2,865
			Berkshire Hathaway Inc (a)	7,100	543
Oil Refining & Marketing (0.05%)					3,408
Tesoro Corp/Texas	4,849	61
			REITS - Apartments (0.13%)
			Apartment Investment & Management Co	4,067	63

Schedule of Investments
LargeCap Blend Fund II
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Apartments (continued)			Retail - Computer Equipment (0.02%)
AvalonBay Communities Inc	7,677 $	588	GameStop Corp (a)	5,723 $	113
Equity Residential	9,524	305
		956	Retail - Consumer Electronics (0.05%)
			Best Buy Co Inc	8,107	297
REITS - Diversified (0.00%)			RadioShack Corp	4,349	85
Vornado Realty Trust	19	1			382
REITS - Healthcare (0.09%)			Retail - Discount (1.76%)
HCP Inc	10,188	289	Big Lots Inc (a)	2,870	81
Health Care REIT Inc	4,167	179	Costco Wholesale Corp	9,170	527
Ventas Inc	5,441	230	Family Dollar Stores Inc	4,856	150
		698	Target Corp	18,908	969
REITS - Hotels (0.03%)			Wal-Mart Stores Inc	210,835	11,265
Host Hotels & Resorts Inc (a)	21,444	227			12,992
			Retail - Drug Store (0.60%)
REITS - Office Property (0.09%)			CVS Caremark Corp	75,842	2,455
Boston Properties Inc	10,514	682	Walgreen Co	55,052	1,985
					4,440
REITS - Regional Malls (0.19%)
Simon Property Group Inc	19,112	1,376	Retail - Jewelry (0.02%)
			Tiffany & Co	4,314	175
REITS - Shopping Centers (0.04%)
Kimco Realty Corp	24,053	304	Retail - Major Department Store (0.10%)
			JC Penney Co Inc	8,198	204
REITS - Storage (0.05%)			Sears Holdings Corp (a)	1,705	159
Public Storage	4,714	373	TJX Cos Inc	10,012	380
					743
REITS - Warehouse & Industrial (0.03%)
ProLogis	16,451	207	Retail - Office Supplies (1.11%)
			Office Depot Inc (a)	9,395	53
Retail - Apparel & Shoe (0.21%)			Staples Inc	346,268	8,124
Abercrombie & Fitch Co	3,055	96			8,177
Gap Inc/The	56,739	1,083	Retail - Regional Department Store (0.21%)
Ltd Brands Inc	9,282	176	Kohl's Corp (a)	25,919	1,305
Nordstrom Inc	5,725	198	Macy's Inc	14,475	231
		1,553			1,536
Retail - Auto Parts (0.12%)			Retail - Restaurants (0.73%)
AutoZone Inc (a)	4,658	722	Darden Restaurants Inc	4,845	179
O'Reilly Automotive Inc (a)	4,752	180	McDonald's Corp	53,700	3,353
		902	Starbucks Corp (a)	49,636	1,082
Retail - Automobile (0.01%)			Yum! Brands Inc	23,893	817
AutoNation Inc (a)	3,279	59			5,431
			Rubber - Tires (0.02%)
Retail - Bedding (0.16%)
			Goodyear Tire & Rubber Co/The (a)	9,500	127
Bed Bath & Beyond Inc (a)	30,905	1,196
			Savings & Loans - Thrifts (0.06%)
Retail - Building Products (0.69%)
			Hudson City Bancorp Inc	16,398	218
Home Depot Inc	95,072	2,663
			People's United Financial Inc	12,118	196
Lowe's Cos Inc	113,560	2,459
					414
		5,122

Schedule of Investments
LargeCap Blend Fund II
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Schools (0.11%)			Toys (continued)
Apollo Group Inc (a)	10,233 $	620	Mattel Inc	19,214 $	379
DeVry Inc	3,449	211			812
		831	Transport - Rail (0.93%)
Semiconductor Component - Integrated Circuits (0.02%)			Burlington Northern Santa Fe Corp	5,541	552
Marvell Technology Group Ltd (a)	7,900	138	CSX Corp	21,305	913
			Norfolk Southern Corp	79,996	3,765
Semiconductor Equipment (0.91%)			Union Pacific Corp	27,073	1,638
Applied Materials Inc	80,927	986			6,868
ASML Holding NV	174,960	5,467
KLA-Tencor Corp	6,300	178	Transport - Services (0.83%)
Teradyne Inc (a)	6,068	57	CH Robinson Worldwide Inc	4,700	266
		6,688	Expeditors International of Washington Inc	5,700	194
			FedEx Corp	13,831	1,084
Steel - Producers (0.16%)			Ryder System Inc	1,943	71
AK Steel Holding Corp	3,801	77	United Parcel Service Inc	78,613	4,541
Nucor Corp	17,422	711			6,156
United States Steel Corp	9,300	413
		1,201	Web Portals (1.18%)
			Google Inc (a)	15,481	8,196
Telecommunication Equipment (0.04%)			Yahoo! Inc (a)	32,847	493
Harris Corp	4,558	196			8,689
Tellabs Inc	13,776	88
		284	Wireless Equipment (1.44%)
			American Tower Corp (a)	76,513	3,248
Telecommunication Equipment - Fiber Optics (0.89%)			Crown Castle International Corp (a)	13,400	495
Corning Inc	340,898	6,164	Motorola Inc (a)	108,637	668
JDS Uniphase Corp (a)	57,043	448	Qualcomm Inc	158,034	6,193
		6,612			10,604
Telephone - Integrated (2.03%)			TOTAL COMMON STOCKS	$ 717,805
AT&T Inc	327,911	8,316
CenturyTel Inc	10,334	351	CONVERTIBLE PREFERRED STOCKS (0.22%)
Frontier Communications Corp	10,859	83	Diversified Banking Institutions (0.22%)
Qwest Communications International Inc	51,546	217	Bank of America Corp	107,300	1,620
Sprint Nextel Corp (a)	207,800	682	TOTAL CONVERTIBLE PREFERRED STOCKS	$ 1,620
Verizon Communications Inc	177,571	5,224		Principal
Windstream Corp	15,510	160		Amount	Value
		15,033		(000's)	(000's)
Tobacco (1.71%)			REPURCHASE AGREEMENTS (1.37%)
Altria Group Inc	105,445	2,094	Diversified Banking Institutions (1.37%)
			Investment in Joint Trading Account; Bank
Lorillard Inc	4,252	322	of America Repurchase Agreement; 0.10%
Philip Morris International Inc	224,287	10,207	dated 01/29/10 maturing 02/01/10
		12,623	(collateralized by Sovereign Agency
			Issues; $3,083,000; 0.00% - 5.00%; dated
Tools - Hand Held (0.06%)			04/01/10 - 01/27/20)	$ 3,023 $	3,023
Snap-On Inc	2,005	82	Investment in Joint Trading Account; Credit
Stanley Works/The	6,356	326	Suisse Repurchase Agreement; 0.10%
		408	dated 01/29/10 maturing 02/01/10
			(collateralized by US Treasury Note;
Toys (0.11%)			$1,589,000; 0.88%; dated 03/31/11)	1,558	1,558
Hasbro Inc	14,176	433

		Schedule of Investments
		LargeCap Blend Fund II
		January 31, 2010 (unaudited)

	Principal
	Amount	Value
	(000's)	(000's)
REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.11% dated 01/29/10 maturing 02/01/10
(collateralized by Sovereign Agency
Issues; $2,829,000; 0.00% - 4.75%; dated
02/15/10 - 12/10/15)	$ 2,773 $	2,773
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.11% dated 01/29/10 maturing 02/01/10
(collateralized by Sovereign Agency
Issues; $2,829,000; 1.13% - 3.15%; dated
12/15/11 - 01/22/15)	2,774	2,774
		10,128
TOTAL REPURCHASE AGREEMENTS	$ 10,128
Total Investments	$ 729,553
Other Assets in Excess of Liabilities, Net - 1.26%		9,280
TOTAL NET ASSETS - 100.00%	$ 738,833

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 44,887
Unrealized Depreciation		(48,816)
Net Unrealized Appreciation (Depreciation)		(3,929)
Cost for federal income tax purposes		733,482
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		23.80%
Financial		15.17%
Energy		11.67%
Technology		11.62%
Industrial		10.79%
Communications		10.71%
Consumer, Cyclical		8.38%
Basic Materials		3.77%
Utilities		2.83%
Other Assets in Excess of Liabilities, Net		1.26%
TOTAL NET ASSETS		100.00%
Other Assets Summary (unaudited)
Asset Type		Percent
Futures		2.46%

Schedule of Investments
LargeCap Blend Fund II
January 31, 2010 (unaudited)

Futures Contracts
				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)
S&P 500; March 2010	Buy	68	$ 18,945	$ 18,196	$ (749)
All dollar amounts are shown in thousands (000's)

Schedule of Investments
LargeCap Growth Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (97.83%)			COMMON STOCKS (continued)
Agricultural Chemicals (0.96%)			Electronic Components - Semiconductors
Potash Corp of Saskatchewan Inc	225,000 $	22,354	(continued)
			NVIDIA Corp (a)	2,282,652 $	35,130
Auto - Car & Light Trucks (2.83%)					100,060
Ford Motor Co (a)	6,086,988	65,983	Electronic Connectors (1.86%)
			Amphenol Corp	1,087,599	43,330
Beverages - Non-Alcoholic (4.22%)
Dr Pepper Snapple Group Inc	823,000	22,764	Finance - Credit Card (2.18%)
Hansen Natural Corp (a)	761,849	29,293	American Express Co	1,352,000	50,916
PepsiCo Inc	776,000	46,265
		98,322	Food - Retail (1.34%)
Casino Hotels (1.14%)			Whole Foods Market Inc (a)	1,150,000	31,303
Las Vegas Sands Corp (a)	1,714,000	26,567	Gold Mining (1.45%)
Casino Services (1.16%)			Newmont Mining Corp	788,000	33,774
International Game Technology	1,470,708	26,973	Instruments - Scientific (2.47%)
Chemicals - Diversified (0.99%)			Thermo Fisher Scientific Inc (a)	1,247,700	57,581
Dow Chemical Co/The	854,000	23,135	Machinery - Construction & Mining (1.11%)
Commercial Services - Finance (6.14%)			Caterpillar Inc	497,000	25,963
Mastercard Inc	291,481	72,841	Medical - Biomedical/Gene (3.01%)
Visa Inc	858,532	70,425	Amgen Inc (a)	778,900	45,550
		143,266	Life Technologies Corp (a)	497,000	24,706
Computer Services (1.24%)					70,256
Cognizant Technology Solutions Corp (a)	660,000	28,816	Medical - Drugs (0.99%)
Computers (6.62%)			Merck & Co Inc	604,000	23,061
Apple Inc (a)	574,807	110,432	Medical - Generic Drugs (1.36%)
Hewlett-Packard Co	930,699	43,808	Mylan Inc/PA (a)	1,741,000	31,738
		154,240
Cosmetics & Toiletries (3.96%)			Medical - HMO (1.56%)
Estee Lauder Cos Inc/The	852,784	44,788	UnitedHealth Group Inc	1,100,000	36,300
Procter & Gamble Co	774,000	47,640
		92,428	Medical Instruments (4.02%)
			Intuitive Surgical Inc (a)	213,271	69,966
Diversified Banking Institutions (6.44%)			Medtronic Inc	555,000	23,804
Bank of America Corp	3,284,196	49,854			93,770
Goldman Sachs Group Inc/The	346,328	51,506
Morgan Stanley	1,826,000	48,900	Medical Products (0.53%)
			Covidien PLC	242,000	12,236
		150,260
E-Commerce - Products (3.44%)			Metal - Copper (1.63%)
Amazon.com Inc (a)	639,600	80,212	Freeport-McMoRan Copper & Gold Inc	568,000	37,880

E-Commerce - Services (3.90%)			Networking Products (2.87%)
eBay Inc (a)	1,672,000	38,489	Cisco Systems Inc (a)	2,978,480	66,926
Priceline.com Inc (a)	268,000	52,354
		90,843	Oil Company - Exploration & Production (1.53%)
			Chesapeake Energy Corp	1,443,500	35,770
Electronic Components - Semiconductors (4.29%)
Broadcom Corp	2,430,000	64,930	Regional Banks (4.88%)
			Capital One Financial Corp	1,338,630	49,342

Schedule of Investments
LargeCap Growth Fund
January 31, 2010 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)
COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (continued)
Regional Banks (continued)			Diversified Banking Institutions (continued)
Fifth Third Bancorp	945,000 $	11,756	Investment in Joint Trading Account;
Wells Fargo & Co	1,852,000	52,652	Morgan Stanley Repurchase Agreement;
			0.11% dated 01/29/10 maturing 02/01/10
		113,750	(collateralized by Sovereign Agency
Retail - Bedding (2.18%)			Issues; $22,312,000; 1.13% - 3.15%; dated
Bed Bath & Beyond Inc (a)	1,316,000	50,929	12/15/11 - 01/22/15)	$ 21,875 $	21,875
					79,879

Retail - Building Products (2.14%)			TOTAL REPURCHASE AGREEMENTS	$ 79,879
Home Depot Inc	1,778,000	49,802
			Total Investments	$ 2,360,858

Retail - Consumer Electronics (1.84%)			Liabilities in Excess of Other Assets, Net - (1.26)%		(29,284)
Best Buy Co Inc	1,173,000	42,990	TOTAL NET ASSETS - 100.00%	$ 2,331,574

Retail - Regional Department Store (2.40%)
Kohl's Corp (a)	1,113,000	56,062	(a) Non-Income Producing Security

Retail - Restaurants (1.55%)			Unrealized Appreciation (Depreciation)
Starbucks Corp (a)	1,653,000	36,019	The net federal income tax unrealized appreciation (depreciation) and federal tax cost
			of investments held by the fund as of the period end were as follows:
Semiconductor Component - Integrated Circuits (2.61%)
Marvell Technology Group Ltd (a)	3,495,000	60,918	Unrealized Appreciation	$ 387,777
			Unrealized Depreciation		(91,042)
Transport - Services (0.95%)			Net Unrealized Appreciation (Depreciation)		296,735
FedEx Corp	282,000	22,095	Cost for federal income tax purposes		2,064,123
			All dollar amounts are shown in thousands (000's)
Web Hosting & Design (0.49%)
Equinix Inc (a)	118,000	11,355	Portfolio Summary (unaudited)
			Sector		Percent
Web Portals (3.55%)			Consumer, Non-cyclical		27.14%
Google Inc (a)	156,390	82,796	Financial		16.93%
TOTAL COMMON STOCKS	$ 2,280,979		Consumer, Cyclical		15.24%
			Technology		14.76%
	Principal		Communications		14.25%
	Amount	Value	Industrial		6.39%
	(000's)	(000's)	Basic Materials		5.02%
			Energy		1.53%
REPURCHASE AGREEMENTS (3.43%)			Liabilities in Excess of Other Assets, Net		(1.26%)
Diversified Banking Institutions (3.43%)			TOTAL NET ASSETS		100.00%
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.10%
dated 01/29/10 maturing 02/01/10
(collateralized by Sovereign Agency
Issues; $24,318,000; 0.00% - 5.00%; dated
04/01/10 - 01/27/20)	$ 23,841 $	23,841
Investment in Joint Trading Account; Credit
Suisse Repurchase Agreement; 0.10%
dated 01/29/10 maturing 02/01/10
(collateralized by US Treasury Note;
$12,535,000; 0.88%; dated 03/31/11)	12,289	12,289
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.11% dated 01/29/10 maturing 02/01/10
(collateralized by Sovereign Agency
Issues; $22,312,000; 0.00% - 4.75%; dated
02/15/10 - 12/10/15)	21,874	21,874

Schedule of Investments
LargeCap Growth Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (95.89%)			COMMON STOCKS (continued)
Advertising Agencies (0.04%)			Auto - Medium & Heavy Duty Trucks (continued)
Omnicom Group Inc	21,518 $	760	PACCAR Inc	20,301 $	732
					965
Aerospace & Defense (0.22%)
General Dynamics Corp	3,300	221	Auto/Truck Parts & Equipment - Original (0.04%)
Lockheed Martin Corp	21,653	1,614	Johnson Controls Inc	22,315	621
Northrop Grumman Corp	3,866	219	TRW Automotive Holdings Corp (a)	1,377	32
Raytheon Co	20,655	1,083	WABCO Holdings Inc	5,698	147
Rockwell Collins Inc	10,780	573			800
Spirit Aerosystems Holdings Inc (a)	3,259	70	Batteries & Battery Systems (0.02%)
TransDigm Group Inc	3,988	192	Energizer Holdings Inc (a)	5,725	318
		3,972
			Beverages - Non-Alcoholic (1.40%)
Aerospace & Defense Equipment (0.24%)			Coca-Cola Co/The	109,986	5,967
Alliant Techsystems Inc (a)	3,293	260	Coca-Cola Enterprises Inc	25,897	523
BE Aerospace Inc (a)	4,681	105	PepsiCo Inc	322,052	19,200
Goodrich Corp	8,426	522			25,690
United Technologies Corp	52,272	3,527
		4,414	Beverages - Wine & Spirits (0.02%)
			Brown-Forman Corp	7,529	386
Agricultural Chemicals (0.61%)
CF Industries Holdings Inc	4,029	374	Broadcasting Services & Programming (0.04%)
Monsanto Co	135,203	10,259	Discovery Communications Inc - C Shares (a)	18,107	475
Mosaic Co/The	9,561	512	Scripps Networks Interactive	5,246	224
		11,145			699
Agricultural Operations (0.04%)			Building - Residential & Commercial (0.00%)
Archer-Daniels-Midland Co	21,973	658	NVR Inc (a)	95	65

Airlines (0.04%)			Building & Construction Products -
Copa Holdings SA	3,023	157	Miscellaneous (0.01%)
Delta Air Lines Inc (a)	46,642	571	Armstrong World Industries Inc (a)	862	31
		728	Owens Corning Inc (a)	3,770	97
					128
Apparel Manufacturers (1.32%)
Coach Inc	672,620	23,461	Building Products - Air & Heating (0.01%)
Hanesbrands Inc (a)	9,519	219	Lennox International Inc	4,677	179
Polo Ralph Lauren Corp	5,209	427
			Cable/Satellite TV (0.05%)
VF Corp	1,998	144	DIRECTV (a)	31,822	966
		24,251
Applications Software (3.89%)			Casino Hotels (0.33%)
Citrix Systems Inc (a)	506,421	21,042	MGM Mirage (a)	537,901	5,949
Intuit Inc (a)	22,342	661
Microsoft Corp	954,461	26,897	Cellular Telecommunications (0.00%)
Red Hat Inc (a)	18,997	517	NII Holdings Inc (a)	844	28
Salesforce.com Inc (a)	348,502	22,147	Chemicals - Diversified (0.08%)
		71,264	Celanese Corp	14,425	420
Athletic Footwear (0.09%)			EI du Pont de Nemours & Co	21,803	711
Nike Inc	25,013	1,595	FMC Corp	6,214	316
					1,447
Auto - Medium & Heavy Duty Trucks (0.05%)
Navistar International Corp (a)	6,303	233	Chemicals - Specialty (0.12%)
			Albemarle Corp	511	18

Schedule of Investments
LargeCap Growth Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Chemicals - Specialty (continued)			Computer Services (continued)
Ashland Inc	518 $	21	IHS Inc (a)	4,800 $	247
Ecolab Inc	14,293	627			69,935
International Flavors & Fragrances Inc	7,465	297	Computers (5.49%)
Lubrizol Corp	5,916	436	Apple Inc (a)	381,386	73,272
Sigma-Aldrich Corp	12,272	587	Dell Inc (a)	122,472	1,580
Terra Industries Inc	6,854	217	Hewlett-Packard Co	132,152	6,220
		2,203	IBM Corp	158,624	19,414
Coal (0.14%)					100,486
Alpha Natural Resources Inc (a)	12,040	489	Computers - Integrated Systems (0.58%)
Consol Energy Inc	14,068	656	Diebold Inc	5,829	155
Massey Energy Co	6,874	265	MICROS Systems Inc (a)	347,079	9,919
Peabody Energy Corp	20,823	877	NCR Corp (a)	15,942	191
Walter Energy Inc	5,309	344	Teradata Corp (a)	14,147	396
		2,631			10,661
Coatings & Paint (0.04%)			Computers - Memory Devices (1.83%)
RPM International Inc	6,802	127	EMC Corp/Massachusetts (a)	445,362	7,424
Sherwin-Williams Co/The	8,524	540	NetApp Inc (a)	734,716	21,402
		667	SanDisk Corp (a)	144,897	3,683
Commercial Banks (0.01%)			Seagate Technology	31,663	530
BOK Financial Corp	654	31	Western Digital Corp (a)	14,334	545
Commerce Bancshares Inc	2,079	82			33,584
		113	Consulting Services (0.05%)
Commercial Services (0.00%)			FTI Consulting Inc (a)	5,156	214
Weight Watchers International Inc	303	9	Genpact Ltd (a)	6,005	83
			SAIC Inc (a)	29,453	540
Commercial Services - Finance (3.22%)					837
Automatic Data Processing Inc	30,318	1,237
Equifax Inc	9,923	318	Consumer Products - Miscellaneous (0.12%)
Global Payments Inc	8,077	360	Clorox Co	8,970	531
H&R Block Inc	23,518	506	Kimberly-Clark Corp	26,210	1,556
Lender Processing Services Inc	9,605	372	Scotts Miracle-Gro Co/The	4,486	178
Mastercard Inc	163,049	40,746			2,265
Moody's Corp	18,862	520	Containers - Metal & Glass (0.06%)
Morningstar Inc (a)	1,886	89	Ball Corp	6,140	312
Paychex Inc	19,442	564	Crown Holdings Inc (a)	16,081	383
SEI Investments Co	12,149	215	Owens-Illinois Inc (a)	13,788	375
Total System Services Inc	11,730	168			1,070
Verisk Analytics Inc (a)	7,371	207	Containers - Paper & Plastic (0.01%)
Visa Inc	153,839	12,619	Packaging Corp of America	1,018	22
Western Union Co/The	57,498	1,066	Pactiv Corp (a)	10,861	245
		58,987			267
Computer Aided Design (0.02%)			Cosmetics & Toiletries (2.47%)
ANSYS Inc (a)	8,814	369	Alberto-Culver Co	851,528	24,175
			Avon Products Inc	25,803	778
Computer Services (3.82%)			Colgate-Palmolive Co	30,320	2,426
Accenture PLC - Class A	1,159,387	47,523
			Estee Lauder Cos Inc/The	11,151	586
Cognizant Technology Solutions Corp (a)	504,145	22,011
DST Systems Inc (a)	3,401	154

Schedule of Investments
LargeCap Growth Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Cosmetics & Toiletries (continued)			E-Commerce - Products (1.46%)
Procter & Gamble Co	280,851 $	17,286	Amazon.com Inc (a)	212,393 $	26,636
		45,251
			E-Commerce - Services (0.53%)
Data Processing & Management (0.09%)			eBay Inc (a)	26,186	603
Broadridge Financial Solutions Inc	8,755	190	Expedia Inc	389,572	8,341
Dun & Bradstreet Corp	5,344	422	NetFlix Inc (a)	4,019	250
Fidelity National Information Services Inc	20,454	482	Priceline.com Inc (a)	3,039	593
Fiserv Inc (a)	11,248	507			9,787
		1,601
			Electric - Generation (0.03%)
Decision Support Software (0.02%)			AES Corp/The (a)	36,088	456
MSCI Inc (a)	10,061	297
			Electric - Integrated (0.11%)
Dental Supplies & Equipment (0.04%)			Allegheny Energy Inc	10,402	218
DENTSPLY International Inc	14,929	501	Constellation Energy Group Inc	15,463	499
Patterson Cos Inc (a)	10,098	288	DPL Inc	1,414	38
		789	Exelon Corp	5,759	263
Diagnostic Kits (1.04%)			FPL Group Inc	5,409	264
IDEXX Laboratories Inc (a)	362,700	19,038	PPL Corp	25,253	744
					2,026
Dialysis Centers (1.37%)
DaVita Inc (a)	418,640	25,018	Electric - Transmission (0.02%)
			ITC Holdings Corp	5,000	269
Disposable Medical Products (0.03%)
CR Bard Inc	5,998	497	Electric Products - Miscellaneous (1.08%)
			AMETEK Inc	481,731	17,554
Distribution & Wholesale (0.34%)			Emerson Electric Co	51,153	2,125
Fastenal Co	128,500	5,330	Molex Inc	1,116	23
LKQ Corp (a)	14,090	264			19,702
WESCO International Inc (a)	2,135	59	Electronic Components - Miscellaneous (0.03%)
WW Grainger Inc	6,181	614	AVX Corp	1,041	13
		6,267	Garmin Ltd	9,265	299
Diversified Banking Institutions (1.93%)			Jabil Circuit Inc	9,396	136
Goldman Sachs Group Inc/The	85,236	12,677	Vishay Intertechnology Inc (a)	3,886	29
JP Morgan Chase & Co	351,163	13,674			477
Morgan Stanley	337,120	9,028	Electronic Components - Semiconductors (1.32%)
		35,379	Altera Corp	29,483	628
Diversified Manufacturing Operations (2.67%)			Broadcom Corp	29,715	794
3M Co	47,270	3,805	Intel Corp	245,910	4,771
Brink's Co/The	4,808	112	Micron Technology Inc (a)	14,980	131
Carlisle Cos Inc	1,594	53	National Semiconductor Corp	23,082	306
Crane Co	2,438	74	NVIDIA Corp (a)	352,995	5,432
Danaher Corp	585,613	41,784	ON Semiconductor Corp (a)	42,257	305
Dover Corp	13,237	568	QLogic Corp (a)	11,721	201
Harsco Corp	5,890	175	Texas Instruments Inc	90,920	2,046
Honeywell International Inc	50,636	1,957	Xilinx Inc	407,078	9,599
ITT Corp	1,732	84			24,213
Leggett & Platt Inc	9,800	179	Electronic Connectors (0.03%)
Pentair Inc	2,625	80	Amphenol Corp	10,435	416
		48,871

Schedule of Investments
LargeCap Growth Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Connectors (continued)			Finance - Investment Banker & Broker
Thomas & Betts Corp (a)	1,608 $	54	(continued)
		470	Investment Technology Group Inc (a)	345 $	7
			Jefferies Group Inc	8,821	225
Electronic Forms (0.07%)			Lazard Ltd	7,689	296
Adobe Systems Inc (a)	37,861	1,223	TD Ameritrade Holding Corp (a)	26,277	467
					26,196
Electronic Measurement Instruments (1.15%)
Agilent Technologies Inc (a)	20,728	581	Finance - Other Services (0.04%)
Trimble Navigation Ltd (a)	897,032	20,533	CME Group Inc	382	109
		21,114	IntercontinentalExchange Inc (a)	5,118	489
			NASDAQ OMX Group Inc/The (a)	6,042	109
Electronic Parts Distribution (0.01%)
Arrow Electronics Inc (a)	4,987	131			707
Avnet Inc (a)	5,084	134	Food - Confectionery (0.02%)
		265	Hershey Co/The	8,856	323

Energy - Alternate Sources (0.16%)			Food - Dairy Products (0.02%)
First Solar Inc (a)	25,949	2,940	Dean Foods Co (a)	17,707	312

Engineering - Research & Development Services (2.68%)			Food - Meat Products (0.00%)
ABB Ltd ADR (a)	1,114,066	20,087	Hormel Foods Corp	653	25
Aecom Technology Corp (a)	9,500	256
Fluor Corp	12,191	553	Food - Miscellaneous/Diversified (0.16%)
Jacobs Engineering Group Inc (a)	618,228	23,363	Campbell Soup Co	13,437	445
McDermott International Inc (a)	189,885	4,485	General Mills Inc	9,856	703
Shaw Group Inc/The (a)	6,824	220	HJ Heinz Co	18,536	808
URS Corp (a)	1,004	45	Kellogg Co	18,502	1,007
		49,009			2,963
Enterprise Software & Services (0.43%)			Food - Retail (0.05%)
BMC Software Inc (a)	18,115	700	Kroger Co/The	33,240	712
CA Inc	22,023	485	Whole Foods Market Inc (a)	9,222	251
Oracle Corp	276,450	6,375			963
Sybase Inc (a)	8,354	340	Food - Wholesale & Distribution (0.05%)
		7,900	Sysco Corp	35,655	998
Fiduciary Banks (0.76%)
Bank of New York Mellon Corp/The	427,489	12,435	Forestry (0.01%)
Northern Trust Corp	14,564	736	Plum Creek Timber Co Inc	5,840	211
State Street Corp	15,906	682
		13,853	Funeral Services & Related Items (0.00%)
			Hillenbrand Inc	2,254	41
Filtration & Separation Products (0.04%)
Donaldson Co Inc	7,757	297	Garden Products (0.01%)
Pall Corp	11,821	407	Toro Co	3,595	140
		704
			Gas - Distribution (0.03%)
Finance - Auto Loans (0.00%)			CenterPoint Energy Inc	32,918	459
AmeriCredit Corp (a)	2,585	54
			Gold Mining (0.08%)
Finance - Credit Card (0.03%)			Newmont Mining Corp	34,893	1,496
American Express Co	13,051	491
			Hazardous Waste Disposal (0.02%)
Finance - Investment Banker & Broker (1.43%)			Stericycle Inc (a)	8,531	452
Charles Schwab Corp/The	1,377,854	25,201

Schedule of Investments
LargeCap Growth Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Home Decoration Products (0.00%)			Investment Management & Advisory Services
Newell Rubbermaid Inc	4,319 $	59	(continued)
			Eaton Vance Corp	11,714 $	337
Hospital Beds & Equipment (0.01%)			Federated Investors Inc	8,278	210
Hill-Rom Holdings Inc	2,404	56	Franklin Resources Inc	112,114	11,103
Kinetic Concepts Inc (a)	2,089	86	Invesco Ltd	3,198	62
		142	T Rowe Price Group Inc	17,960	891
			Waddell & Reed Financial Inc	8,651	271
Hotels & Motels (0.70%)
Marriott International Inc/DE	479,593	12,580			13,430
Wyndham Worldwide Corp	7,911	166	Leisure & Recreation Products (0.01%)
		12,746	WMS Industries Inc (a)	5,270	195

Human Resources (0.02%)			Life & Health Insurance (0.13%)
Hewitt Associates Inc (a)	8,385	331	Aflac Inc	32,861	1,592
			Prudential Financial Inc	14,451	722
Independent Power Producer (0.01%)
Calpine Corp (a)	18,210	199			2,314
			Linen Supply & Related Items (0.00%)
Industrial Automation & Robots (0.39%)			Cintas Corp	2,288	57
Rockwell Automation Inc/DE	148,979	7,187
			Machinery - Construction & Mining (0.08%)
Industrial Gases (0.73%)			Bucyrus International Inc	1,695	89
Praxair Inc	178,429	13,439	Caterpillar Inc	18,184	950
			Joy Global Inc	9,011	412
Instruments - Controls (0.02%)					1,451
Mettler-Toledo International Inc (a)	3,384	330
			Machinery - General Industry (1.11%)
Instruments - Scientific (0.04%)			IDEX Corp	4,781	135
PerkinElmer Inc	2,404	49	Roper Industries Inc	398,566	19,960
Thermo Fisher Scientific Inc (a)	3,401	157	Wabtec Corp/DE	4,796	184
Waters Corp (a)	9,692	552			20,279
		758	Machinery - Pumps (0.03%)
Insurance Brokers (0.03%)			Flowserve Corp	5,632	508
Arthur J Gallagher & Co	9,339	211
Brown & Brown Inc	8,612	151	Medical - Biomedical/Gene (3.53%)
Erie Indemnity Co	1,975	77	Alexion Pharmaceuticals Inc (a)	8,836	410
Marsh & McLennan Cos Inc	3,764	81	Amgen Inc (a)	72,280	4,227
		520	Biogen Idec Inc (a)	20,602	1,107
			Bio-Rad Laboratories Inc (a)	1,927	179
Internet Content - Information & News (0.20%)			Celgene Corp (a)	200,506	11,385
Baidu Inc/China ADR (a)	8,840	3,640	Genzyme Corp (a)	16,303	885
Internet Infrastructure Software (0.15%)			Gilead Sciences Inc (a)	360,253	17,389
Akamai Technologies Inc (a)	99,173	2,450	Life Technologies Corp (a)	11,045	549
F5 Networks Inc (a)	4,979	246	Millipore Corp (a)	349,189	24,084
		2,696	Myriad Genetics Inc (a)	9,598	225
			Vertex Pharmaceuticals Inc (a)	111,219	4,271
Internet Security (0.05%)					64,711
Symantec Corp (a)	49,626	841
			Medical - Drugs (2.50%)
Investment Management & Advisory Services (0.73%)			Abbott Laboratories	93,415	4,945
Affiliated Managers Group Inc (a)	4,146	251	Allergan Inc/United States	601,566	34,590
Ameriprise Financial Inc	1,936	74	Bristol-Myers Squibb Co	67,698	1,649
BlackRock Inc	1,078	231	Eli Lilly & Co	32,096	1,130

Schedule of Investments
LargeCap Growth Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Drugs (continued)			Medical Products (continued)
Merck & Co Inc	84,260 $	3,217	Hospira Inc (a)	11,453 $	580
Valeant Pharmaceuticals International (a)	6,840	229	Johnson & Johnson	152,277	9,572
		45,760	Stryker Corp	173,620	9,014
Medical - Generic Drugs (0.04%)					31,453
Mylan Inc/PA (a)	21,921	400	Metal - Copper (0.09%)
Perrigo Co	8,003	354	Freeport-McMoRan Copper & Gold Inc	18,217	1,215
		754	Southern Copper Corp	13,017	347
Medical - HMO (0.05%)					1,562
Aetna Inc	9,658	289	Metal - Iron (0.00%)
CIGNA Corp	1,777	60	Cliffs Natural Resources Inc	1,206	48
Coventry Health Care Inc (a)	4,205	96
Humana Inc (a)	6,257	304	Metal Processors & Fabrication (0.56%)
WellPoint Inc (a)	3,304	211	Precision Castparts Corp	97,774	10,291
		960
			Multi-Line Insurance (0.00%)
Medical - Hospitals (0.03%)			CNA Financial Corp (a)	1,195	28
Community Health Systems Inc (a)	4,666	152
Health Management Associates Inc (a)	24,791	165	Multimedia (0.55%)
Tenet Healthcare Corp (a)	32,761	181	Factset Research Systems Inc	4,190	264
Universal Health Services Inc	669	20	McGraw-Hill Cos Inc/The	21,773	772
		518	Walt Disney Co/The	305,206	9,019
					10,055
Medical - Outpatient & Home Medical Care (0.01%)
Lincare Holdings Inc (a)	5,594	206	Networking Products (3.05%)
			Cisco Systems Inc (a)	1,473,832	33,117
Medical - Wholesale Drug Distribution (0.53%)			Juniper Networks Inc (a)	914,246	22,701
AmerisourceBergen Corp	19,216	524			55,818
McKesson Corp	155,456	9,144
			Non-Hazardous Waste Disposal (0.06%)
		9,668
			Waste Connections Inc (a)	5,906	190
Medical Information Systems (0.01%)			Waste Management Inc	30,042	963
Allscripts-Misys Healthcare Solutions Inc (a)	6,278	103			1,153
IMS Health Inc	3,962	86
			Office Supplies & Forms (0.00%)
		189
			Avery Dennison Corp	2,024	66
Medical Instruments (1.82%)
Boston Scientific Corp (a)	53,917	465	Oil - Field Services (2.36%)
Intuitive Surgical Inc (a)	88,358	28,987	Oceaneering International Inc (a)	5,497	301
Medtronic Inc	67,654	2,902	Schlumberger Ltd	668,321	42,411
St Jude Medical Inc (a)	20,936	790	Smith International Inc	14,799	449
Techne Corp	3,742	245			43,161
		33,389	Oil & Gas Drilling (0.07%)
Medical Laboratory & Testing Service (1.62%)			Atwood Oceanics Inc (a)	4,800	161
Covance Inc (a)	490,116	28,481	Diamond Offshore Drilling Inc	6,929	634
Laboratory Corp of America Holdings (a)	7,730	549	Helmerich & Payne Inc	3,305	138
Quest Diagnostics Inc	11,087	617	Patterson-UTI Energy Inc	2,137	33
		29,647	Pride International Inc (a)	8,146	241
			Rowan Cos Inc (a)	1,928	42
Medical Products (1.72%)
Baxter International Inc	185,900	10,706			1,249
Becton Dickinson and Co	14,477	1,091	Oil Company - Exploration & Production (1.95%)
Henry Schein Inc (a)	9,062	490	Canadian Natural Resources Ltd	367,125	23,426

Schedule of Investments
LargeCap Growth Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil Company - Exploration & Production			Property & Casualty Insurance (continued)
(continued)			Progressive Corp/The	6,982 $	116
CNX Gas Corp (a)	2,349 $	63	WR Berkley Corp	4,426	107
EOG Resources Inc	113,473	10,260			239
EQT Corp	13,156	579
Petrohawk Energy Corp (a)	18,182	406	Protection - Safety (0.01%)
Southwestern Energy Co (a)	20,769	891	Brink's Home Security Holdings Inc (a)	4,599	189
St Mary Land & Exploration Co	1,472	47
			Publishing - Books (0.01%)
		35,672	John Wiley & Sons Inc	4,152	173
Oil Company - Integrated (1.03%)
Exxon Mobil Corp	76,097	4,903	Quarrying (0.01%)
Petroleo Brasileiro SA ADR	140,253	5,060	Compass Minerals International Inc	1,753	111
Suncor Energy Inc	278,943	8,829
		18,792	Regional Banks (0.99%)
			Capital One Financial Corp	12,804	472
Oil Field Machinery & Equipment (0.84%)			Wells Fargo & Co	622,162	17,688
Cameron International Corp (a)	17,238	649			18,160
Dresser-Rand Group Inc (a)	8,285	245
FMC Technologies Inc (a)	271,288	14,425	Reinsurance (0.01%)
		15,319	Axis Capital Holdings Ltd	4,047	116
			Endurance Specialty Holdings Ltd	1,575	57
Oil Refining & Marketing (0.02%)			Reinsurance Group of America Inc	553	27
Frontier Oil Corp	8,278	103	Validus Holdings Ltd	1,306	35
Holly Corp	4,277	112			235
Tesoro Corp/Texas	5,409	67
		282	REITS - Diversified (0.02%)
			Digital Realty Trust Inc	7,649	367
Paper & Related Products (0.01%)
Rayonier Inc	3,595	151	REITS - Healthcare (0.05%)
			HCP Inc	11,431	324
Pharmacy Services (1.85%)			Health Care REIT Inc	6,057	261
Express Scripts Inc (a)	117,192	9,828	Nationwide Health Properties Inc	8,597	283
Medco Health Solutions Inc (a)	389,695	23,958			868
Omnicare Inc	5,022	126
		33,912	REITS - Office Property (0.00%)
			Alexandria Real Estate Equities Inc	947	57
Physician Practice Management (0.00%)
Mednax Inc (a)	1,420	81	REITS - Regional Malls (0.03%)
			Simon Property Group Inc	7,190	518
Pipelines (0.01%)
El Paso Corp	19,591	199	REITS - Shopping Centers (0.00%)
			Federal Realty Investment Trust	738	48
Power Converter & Supply Equipment (0.14%)
Hubbell Inc	632	27	REITS - Storage (0.04%)
Sunpower Corp - Class B (a)	136,559	2,536	Public Storage	9,447	748
		2,563
			Rental - Auto & Equipment (0.01%)
Printing - Commercial (0.01%)			Aaron's Inc	4,792	134
RR Donnelley & Sons Co	5,320	105
			Research & Development (0.01%)
Private Corrections (0.00%)			Pharmaceutical Product Development Inc	10,559	247
Corrections Corp of America (a)	1,260	24
			Retail - Apparel & Shoe (0.21%)
Property & Casualty Insurance (0.01%)			Abercrombie & Fitch Co	4,385	138
Hanover Insurance Group Inc/The	371	16

Schedule of Investments
LargeCap Growth Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Apparel & Shoe (continued)			Retail - Discount (continued)
Aeropostale Inc (a)	6,777 $	223	Family Dollar Stores Inc	14,094 $	435
American Eagle Outfitters Inc	17,148	273	Target Corp	52,064	2,669
Chico's FAS Inc	16,717	213	Wal-Mart Stores Inc	397,207	21,223
Foot Locker Inc	6,916	78			54,703
Gap Inc/The	29,508	563	Retail - Drug Store (0.50%)
Guess? Inc	5,863	233	CVS Caremark Corp	26,838	869
Ltd Brands Inc	17,936	341	Walgreen Co	231,934	8,361
Nordstrom Inc	16,582	573			9,230
Phillips-Van Heusen Corp	3,348	132
Ross Stores Inc	12,739	585	Retail - Jewelry (0.03%)
Urban Outfitters Inc (a)	12,905	407	Tiffany & Co	11,409	463
		3,759	Retail - Mail Order (0.00%)
Retail - Auto Parts (0.37%)			Williams-Sonoma Inc	3,647	69
Advance Auto Parts Inc	9,570	377
AutoZone Inc (a)	3,003	466	Retail - Major Department Store (0.06%)
O'Reilly Automotive Inc (a)	154,560	5,842	TJX Cos Inc	28,611	1,088
		6,685
			Retail - Office Supplies (0.07%)
Retail - Automobile (0.03%)			Office Depot Inc (a)	4,801	27
AutoNation Inc (a)	682	12	Staples Inc	49,593	1,164
CarMax Inc (a)	15,733	325			1,191
Copart Inc (a)	6,708	226
Penske Auto Group Inc (a)	1,315	19	Retail - Pet Food & Supplies (1.43%)
			PetSmart Inc	1,018,206	26,219
		582
Retail - Bedding (0.58%)			Retail - Regional Department Store (0.45%)
Bed Bath & Beyond Inc (a)	274,559	10,625	Kohl's Corp (a)	163,427	8,232

Retail - Bookstore (0.00%)			Retail - Restaurants (1.21%)
Barnes & Noble Inc	757	13	Brinker International Inc	10,263	167
			Chipotle Mexican Grill Inc (a)	3,200	309
Retail - Building Products (0.53%)			Darden Restaurants Inc	13,785	510
Home Depot Inc	11,424	320	McDonald's Corp	66,687	4,163
Lowe's Cos Inc	436,982	9,461	Panera Bread Co (a)	2,761	197
		9,781	Starbucks Corp (a)	421,291	9,180
Retail - Catalog Shopping (0.01%)			Yum! Brands Inc	221,578	7,580
MSC Industrial Direct Co	4,295	185			22,106
			Retail - Sporting Goods (0.01%)
Retail - Computer Equipment (0.02%)			Dick's Sporting Goods Inc (a)	8,633	193
GameStop Corp (a)	14,543	288
			Savings & Loans - Thrifts (0.02%)
Retail - Consumer Electronics (0.05%)			Capitol Federal Financial	1,924	63
Best Buy Co Inc	23,313	854
			Hudson City Bancorp Inc	26,140	347
RadioShack Corp	1,569	31
			TFS Financial Corp	940	12
		885
					422
Retail - Discount (2.99%)
			Schools (0.08%)
Big Lots Inc (a)	897	26
			Apollo Group Inc (a)	9,183	556
BJ's Wholesale Club Inc (a)	920	31
			Career Education Corp (a)	6,420	140
Costco Wholesale Corp	519,192	29,817
			DeVry Inc	6,253	382
Dollar General Corp (a)	2,298	54
Dollar Tree Inc (a)	9,037	448

Schedule of Investments
LargeCap Growth Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Schools (continued)			Tools - Hand Held (0.00%)
ITT Educational Services Inc (a)	3,851 $	373	Snap-On Inc	1,517 $	62
		1,451
			Toys (0.04%)
Semiconductor Component - Integrated Circuits (0.82%)			Hasbro Inc	7,494	229
Analog Devices Inc	20,791	561	Mattel Inc	27,967	551
Integrated Device Technology Inc (a)	3,418	19			780
Marvell Technology Group Ltd (a)	799,591	13,937
Maxim Integrated Products Inc	25,708	449	Transport - Equipment & Leasing (0.00%)
		14,966	GATX Corp	2,042	54

Semiconductor Equipment (0.41%)			Transport - Marine (0.00%)
ASML Holding NV	233,751	7,305	Kirby Corp (a)	1,064	35
Teradyne Inc (a)	17,402	162	Teekay Corp	1,772	44
		7,467			79
Soap & Cleaning Products (0.02%)			Transport - Rail (0.06%)
Church & Dwight Co Inc	6,927	418	Union Pacific Corp	18,218	1,102

Software Tools (0.01%)			Transport - Services (0.94%)
VMware Inc (a)	5,160	234	CH Robinson Worldwide Inc	11,532	653
			Expeditors International of Washington Inc	404,538	13,795
Steel - Producers (0.00%)			United Parcel Service Inc	47,072	2,719
Schnitzer Steel Industries Inc	1,619	66	UTI Worldwide Inc	9,280	128
Steel Pipe & Tube (0.01%)					17,295
Valmont Industries Inc	2,117	147	Transport - Truck (0.01%)
			Con-way Inc	1,556	45
Telecommunication Equipment (0.02%)			Landstar System Inc	5,156	187
Harris Corp	10,421	447			232

Telecommunication Equipment - Fiber Optics (0.08%)			Veterinary Diagnostics (0.01%)
Corning Inc	80,212	1,450	VCA Antech Inc (a)	8,512	216

Telecommunication Services (0.03%)			Vitamins & Nutrition Products (0.01%)
Amdocs Ltd (a)	2,638	76	Herbalife Ltd	6,184	240
NeuStar Inc (a)	7,263	163
tw telecom inc (a)	14,988	231	Water Treatment Systems (0.02%)
		470	Nalco Holding Co	13,885	327
Telephone - Integrated (0.02%)			Web Portals (3.77%)
Frontier Communications Corp	13,657	104	Google Inc (a)	128,186	67,864
Windstream Corp	20,361	210	Sohu.com Inc (a)	3,017	152
		314	Yahoo! Inc (a)	67,165	1,008
Television (0.00%)					69,024
CTC Media Inc	3,260	44	Wireless Equipment (4.41%)
			American Tower Corp (a)	520,760	22,106
Tobacco (0.54%)			Crown Castle International Corp (a)	345,172	12,751
Altria Group Inc	126,159	2,506	Qualcomm Inc	1,161,597	45,523
Lorillard Inc	10,799	817	SBA Communications Corp (a)	11,700	387
Philip Morris International Inc	142,684	6,494			80,767
		9,817

Schedule of Investments
LargeCap Growth Fund I
January 31, 2010 (unaudited)

			Portfolio Summary (unaudited)
			Sector	Percent
	Shares	Value
	Held	(000's)	Consumer, Non-cyclical	24.55%
			Technology	18.81%
COMMON STOCKS (continued)			Communications	14.45%
X-Ray Equipment (0.00%)			Industrial	11.75%
Hologic Inc (a)	2,415 $	36	Consumer, Cyclical	11.52%
			Financial	9.84%
TOTAL COMMON STOCKS	$ 1,755,600		Energy	6.57%
	Principal		Basic Materials	1.78%
			Utilities	0.19%
	Amount	Value	Other Assets in Excess of Liabilities, Net	0.54%
	(000's)	(000's)
			TOTAL NET ASSETS	100.00%
REPURCHASE AGREEMENTS (3.57%)
Diversified Banking Institutions (3.57%)			Other Assets Summary (unaudited)
Investment in Joint Trading Account; Bank			Asset Type	Percent
of America Repurchase Agreement; 0.10%			Futures	4.19%
dated 01/29/10 maturing 02/01/10
(collateralized by Sovereign Agency
Issues; $19,914,000; 0.00% - 5.00%; dated
04/01/10 - 01/27/20)	$ 19,524 $	19,524
Investment in Joint Trading Account; Credit
Suisse Repurchase Agreement; 0.10%
dated 01/29/10 maturing 02/01/10
(collateralized by US Treasury Note;
$10,265,000; 0.88%; dated 03/31/11)	10,064	10,064
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.11% dated 01/29/10 maturing 02/01/10
(collateralized by Sovereign Agency
Issues; $18,272,000; 0.00% - 4.75%; dated
02/15/10 - 12/10/15)	17,914	17,914
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.11% dated 01/29/10 maturing 02/01/10
(collateralized by Sovereign Agency
Issues; $18,272,000; 1.13% - 3.15%; dated
12/15/11 - 01/22/15)	17,913	17,913
		65,415

TOTAL REPURCHASE AGREEMENTS	$ 65,415

Total Investments	$ 1,821,015
Other Assets in Excess of Liabilities, Net - 0.54%		9,887

TOTAL NET ASSETS - 100.00%	$ 1,830,902

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 240,766
Unrealized Depreciation		(41,306)
Net Unrealized Appreciation (Depreciation)		199,460
Cost for federal income tax purposes		1,621,555
All dollar amounts are shown in thousands (000's)

Schedule of Investments
LargeCap Growth Fund I
January 31, 2010 (unaudited)

Futures Contracts
				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)
S&P 500; March 2010	Buy	287	$ 79,891	$ 76,801	$ (3,090)
All dollar amounts are shown in thousands (000's)

Schedule of Investments
LargeCap Growth Fund II
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (97.50%)			COMMON STOCKS (continued)
Advertising Agencies (0.05%)			Auto - Car & Light Trucks (0.24%)
Omnicom Group Inc	22,598 $	798	Ford Motor Co (a)	373,200 $	4,045

Aerospace & Defense (0.73%)			Auto - Medium & Heavy Duty Trucks (0.06%)
General Dynamics Corp	3,464	232	Navistar International Corp (a)	6,620	245
Lockheed Martin Corp	22,739	1,694	PACCAR Inc	21,320	768
Northrop Grumman Corp	4,059	230			1,013
Raytheon Co	21,691	1,137	Auto/Truck Parts & Equipment - Original (0.53%)
Rockwell Collins Inc	163,640	8,704	BorgWarner Inc (a)	233,350	8,188
Spirit Aerosystems Holdings Inc (a)	3,409	73	Johnson Controls Inc	23,434	652
TransDigm Group Inc	4,189	202	TRW Automotive Holdings Corp (a)	1,439	33
		12,272	WABCO Holdings Inc	5,983	155
Aerospace & Defense Equipment (0.27%)					9,028
Alliant Techsystems Inc (a)	3,456	273	Batteries & Battery Systems (0.02%)
BE Aerospace Inc (a)	4,914	110	Energizer Holdings Inc (a)	6,011	334
Goodrich Corp	8,848	548
United Technologies Corp	54,895	3,704	Beverages - Non-Alcoholic (5.66%)
		4,635	Coca-Cola Co/The	931,974	50,560
Agricultural Chemicals (0.87%)			Coca-Cola Enterprises Inc	27,190	549
CF Industries Holdings Inc	4,232	393	PepsiCo Inc	746,561	44,510
Monsanto Co	182,118	13,819			95,619
Mosaic Co/The	10,041	537	Beverages - Wine & Spirits (0.02%)
		14,749	Brown-Forman Corp	7,907	406
Agricultural Operations (0.41%)
			Broadcasting Services & Programming (0.32%)
Archer-Daniels-Midland Co	230,169	6,894
			Discovery Communications Inc - C Shares (a)	19,016	500
Airlines (0.05%)			Scripps Networks Interactive	113,189	4,833
Copa Holdings SA	3,175	165			5,333
Delta Air Lines Inc (a)	48,982	599	Building - Residential & Commercial (0.00%)
		764	NVR Inc (a)	99	68
Apparel Manufacturers (0.25%)
			Building & Construction Products -
Coach Inc	23,088	805	Miscellaneous (0.01%)
Hanesbrands Inc (a)	9,996	230	Armstrong World Industries Inc (a)	901	33
Polo Ralph Lauren Corp	37,860	3,105	Owens Corning Inc (a)	3,959	102
VF Corp	2,098	151			135
		4,291
			Building Products - Air & Heating (0.01%)
Appliances (0.39%)			Lennox International Inc	4,911	188
Whirlpool Corp	87,401	6,571
			Cable/Satellite TV (0.06%)
Applications Software (3.00%)			DIRECTV (a)	33,418	1,014
Citrix Systems Inc (a)	11,979	498
Intuit Inc (a)	23,471	695	Cellular Telecommunications (0.00%)
Microsoft Corp	1,673,872	47,170	NII Holdings Inc (a)	882	29
Red Hat Inc (a)	19,948	543
Salesforce.com Inc (a)	28,800	1,830	Chemicals - Diversified (0.57%)
		50,736	Celanese Corp	174,667	5,083
			EI du Pont de Nemours & Co	22,896	747
Athletic Footwear (0.92%)			FMC Corp	6,526	332
Nike Inc	244,975	15,617

Schedule of Investments
LargeCap Growth Fund II
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Chemicals - Diversified (continued)			Computer Services (0.08%)
PPG Industries Inc	60,200 $	3,532	Cognizant Technology Solutions Corp (a)	22,175 $	968
		9,694	DST Systems Inc (a)	3,570	162
Chemicals - Specialty (0.14%)			IHS Inc (a)	5,039	259
Albemarle Corp	534	19			1,389
Ashland Inc	542	22	Computers (9.23%)
Ecolab Inc	15,010	659	Apple Inc (a)	316,738	60,852
International Flavors & Fragrances Inc	7,840	312	Dell Inc (a)	577,718	7,452
Lubrizol Corp	6,212	458	Hewlett-Packard Co	1,163,219	54,753
Sigma-Aldrich Corp	12,887	617	IBM Corp	99,074	12,125
Terra Industries Inc	7,197	227	Palm Inc (a)	71,216	740
		2,314	Research In Motion Ltd (a)	316,389	19,920
Coal (0.16%)					155,842
Alpha Natural Resources Inc (a)	12,644	513	Computers - Integrated Systems (0.06%)
Consol Energy Inc	14,774	689	Diebold Inc	6,121	163
Massey Energy Co	7,217	278	MICROS Systems Inc (a)	8,483	242
Peabody Energy Corp	21,868	921	NCR Corp (a)	16,742	200
Walter Energy Inc	5,575	362	Teradata Corp (a)	14,855	416
		2,763			1,021
Coatings & Paint (0.04%)			Computers - Memory Devices (0.83%)
RPM International Inc	7,143	134	EMC Corp/Massachusetts (a)	260,922	4,350
Sherwin-Williams Co/The	8,950	567	NetApp Inc (a)	292,802	8,529
		701	Seagate Technology	33,249	556
Commercial Banks (0.01%)			Western Digital Corp (a)	15,054	572
BOK Financial Corp	684	33			14,007
Commerce Bancshares Inc	2,281	90	Computers - Peripheral Equipment (0.09%)
		123	Lexmark International Inc (a)	57,700	1,488

Commercial Services (0.00%)			Consulting Services (0.05%)
Weight Watchers International Inc	317	9	FTI Consulting Inc (a)	5,414	224
Commercial Services - Finance (2.26%)			Genpact Ltd (a)	6,597	92
Automatic Data Processing Inc	31,839	1,299	SAIC Inc (a)	30,929	567
Equifax Inc	10,420	333			883
Global Payments Inc	8,483	378	Consumer Products - Miscellaneous (0.14%)
H&R Block Inc	24,695	531	Clorox Co	9,419	557
Lender Processing Services Inc	10,086	391	Kimberly-Clark Corp	27,525	1,635
Mastercard Inc	5,392	1,347	Scotts Miracle-Gro Co/The	4,712	187
Moody's Corp	19,807	547			2,379
Morningstar Inc (a)	2,059	97	Containers - Metal & Glass (0.07%)
Paychex Inc	228,613	6,628	Ball Corp	6,448	328
SEI Investments Co	12,757	226	Crown Holdings Inc (a)	16,886	402
Total System Services Inc	12,318	176	Owens-Illinois Inc (a)	14,478	394
Verisk Analytics Inc (a)	7,741	218			1,124
Visa Inc	303,952	24,933
Western Union Co/The	53,242	987	Containers - Paper & Plastic (0.02%)
		38,091	Packaging Corp of America	1,067	24
			Pactiv Corp (a)	11,406	257
Computer Aided Design (0.02%)					281
ANSYS Inc (a)	9,255	387

Schedule of Investments
LargeCap Growth Fund II
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Cosmetics & Toiletries (3.86%)			Diversified Manufacturing Operations
Alberto-Culver Co	7,650 $	217	(continued)
Avon Products Inc	27,098	817	Harsco Corp	6,184 $	184
Colgate-Palmolive Co	339,556	27,175	Honeywell International Inc	173,594	6,708
Estee Lauder Cos Inc/The	11,710	615	Illinois Tool Works Inc	145,230	6,330
Procter & Gamble Co	590,465	36,343	ITT Corp	1,898	92
		65,167	Leggett & Platt Inc	10,291	188
			Pentair Inc	2,881	88
Data Processing & Management (0.10%)					55,320
Broadridge Financial Solutions Inc	9,194	200
Dun & Bradstreet Corp	5,611	443	E-Commerce - Products (0.43%)
Fidelity National Information Services Inc	21,480	506	Amazon.com Inc (a)	57,593	7,223
Fiserv Inc (a)	11,812	532	E-Commerce - Services (0.11%)
		1,681	eBay Inc (a)	27,500	633
Decision Support Software (0.02%)			Expedia Inc	17,638	377
MSCI Inc (a)	10,566	312	NetFlix Inc (a)	4,221	263
			Priceline.com Inc (a)	3,189	623
Dental Supplies & Equipment (0.05%)					1,896
DENTSPLY International Inc	15,678	526
Patterson Cos Inc (a)	10,604	303	Electric - Generation (0.03%)
		829	AES Corp/The (a)	37,900	479
Diagnostic Equipment (0.11%)			Electric - Integrated (0.13%)
Gen-Probe Inc (a)	43,930	1,886	Allegheny Energy Inc	10,922	229
			Constellation Energy Group Inc	16,238	524
Diagnostic Kits (0.02%)			DPL Inc	1,479	39
IDEXX Laboratories Inc (a)	6,228	327	Exelon Corp	6,046	276
			FPL Group Inc	5,678	277
Dialysis Centers (0.04%)
DaVita Inc (a)	10,915	652	PPL Corp	26,519	782
					2,127
Disposable Medical Products (0.03%)			Electric - Transmission (0.02%)
CR Bard Inc	6,299	522	ITC Holdings Corp	5,249	282

Distribution & Wholesale (0.06%)			Electric Products - Miscellaneous (0.58%)
LKQ Corp (a)	14,799	278	AMETEK Inc	11,340	413
WESCO International Inc (a)	2,234	62	Emerson Electric Co	224,283	9,317
WW Grainger Inc	6,490	644	Molex Inc	1,168	23
		984			9,753
Diversified Banking Institutions (1.55%)			Electronic Components - Miscellaneous (0.33%)
Goldman Sachs Group Inc/The	46,931	6,980	AVX Corp	1,089	13
JP Morgan Chase & Co	480,104	18,695	Garmin Ltd	9,728	314
Morgan Stanley	20,011	536	Jabil Circuit Inc	362,366	5,247
		26,211	Vishay Intertechnology Inc (a)	4,067	31
Diversified Manufacturing Operations (3.28%)					5,605
3M Co	418,477	33,683	Electronic Components - Semiconductors (1.25%)
Brink's Co/The	5,047	118	Altera Corp	30,963	660
Carlisle Cos Inc	1,667	56	Broadcom Corp	168,951	4,514
Crane Co	2,678	82	Cree Inc (a)	48,800	2,729
Danaher Corp	11,491	820	Intel Corp	258,250	5,010
Dover Corp	13,901	596	Micron Technology Inc (a)	15,732	137
Eaton Corp	104,100	6,375	National Semiconductor Corp	24,239	322

Schedule of Investments
LargeCap Growth Fund II
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Components - Semiconductors			Filtration & Separation Products (continued)
(continued)			Pall Corp	12,414 $	428
NVIDIA Corp (a)	126,850 $	1,952			739
ON Semiconductor Corp (a)	44,377	320
QLogic Corp (a)	149,103	2,563	Finance - Auto Loans (0.00%)
Texas Instruments Inc	95,482	2,148	AmeriCredit Corp (a)	2,884	60
Xilinx Inc	28,904	682
			Finance - Consumer Loans (0.00%)
		21,037	Student Loan Corp	37	2
Electronic Connectors (0.03%)
Amphenol Corp	10,954	436	Finance - Credit Card (0.45%)
Thomas & Betts Corp (a)	1,683	57	American Express Co	203,185	7,652
		493
			Finance - Investment Banker & Broker (1.74%)
Electronic Forms (0.37%)			Charles Schwab Corp/The	1,546,723	28,290
Adobe Systems Inc (a)	194,965	6,297	Investment Technology Group Inc (a)	361	7
			Jefferies Group Inc	9,262	237
Electronic Measurement Instruments (0.05%)
			Lazard Ltd	8,073	311
Agilent Technologies Inc (a)	21,768	610
			TD Ameritrade Holding Corp (a)	27,594	490
Trimble Navigation Ltd (a)	12,616	289
					29,335
		899
			Finance - Other Services (0.04%)
Electronic Parts Distribution (0.02%)
			CME Group Inc	400	115
Arrow Electronics Inc (a)	5,237	138
			IntercontinentalExchange Inc (a)	5,373	513
Avnet Inc (a)	5,338	141
			NASDAQ OMX Group Inc/The (a)	6,346	114
		279
					742
Energy - Alternate Sources (0.04%)
First Solar Inc (a)	5,418	614	Food - Confectionery (0.02%)
			Hershey Co/The	9,297	339
Engineering - Research & Development Services (0.96%)
Aecom Technology Corp (a)	9,974	269	Food - Dairy Products (0.02%)
			Dean Foods Co (a)	18,589	328
Fluor Corp	320,626	14,537
Jacobs Engineering Group Inc (a)	13,028	492	Food - Meat Products (0.00%)
McDermott International Inc (a)	24,126	570	Hormel Foods Corp	683	26
Shaw Group Inc/The (a)	7,166	232
URS Corp (a)	1,050	47	Food - Miscellaneous/Diversified (1.43%)
		16,147	Campbell Soup Co	14,110	467
Enterprise Software & Services (1.17%)			General Mills Inc	155,557	11,093
BMC Software Inc (a)	19,032	735	HJ Heinz Co	19,466	849
CA Inc	19,166	422	Kellogg Co	216,134	11,762
Oracle Corp	791,046	18,242			24,171
Sybase Inc (a)	8,773	357	Food - Retail (0.06%)
		19,756	Kroger Co/The	34,909	748
Fiduciary Banks (0.12%)			Whole Foods Market Inc (a)	9,685	264
Bank of New York Mellon Corp/The	15,554	452			1,012
Northern Trust Corp	15,294	773	Food - Wholesale & Distribution (0.06%)
State Street Corp	16,703	716	Sysco Corp	37,442	1,048
		1,941
			Forestry (0.01%)
Filtration & Separation Products (0.04%)			Plum Creek Timber Co Inc	6,132	222
Donaldson Co Inc	8,145	311

Schedule of Investments
LargeCap Growth Fund II
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Funeral Services & Related Items (0.00%)			Insurance Brokers (continued)
Hillenbrand Inc	2,359 $	43	Marsh & McLennan Cos Inc	4,134 $	89
					554
Garden Products (0.01%)
Toro Co	3,775	147	Internet Infrastructure Software (0.36%)
			Akamai Technologies Inc (a)	18,242	450
Gas - Distribution (0.03%)			F5 Networks Inc (a)	114,579	5,664
CenterPoint Energy Inc	34,570	482			6,114
			Internet Security (0.05%)
Gold Mining (0.29%)			Symantec Corp (a)	52,115	883
Newmont Mining Corp	112,824	4,836
			Investment Management & Advisory Services (0.17%)
Hazardous Waste Disposal (0.03%)			Affiliated Managers Group Inc (a)	4,353	264
Stericycle Inc (a)	8,959	474	Ameriprise Financial Inc	2,120	81
Home Decoration Products (0.00%)			BlackRock Inc	1,131	242
Newell Rubbermaid Inc	4,518	61	Eaton Vance Corp	12,300	354
			Federated Investors Inc	8,692	221
Hospital Beds & Equipment (0.01%)			Franklin Resources Inc	5,002	495
Hill-Rom Holdings Inc	2,514	59	Invesco Ltd	3,346	65
Kinetic Concepts Inc (a)	2,295	95	T Rowe Price Group Inc	18,860	936
		154	Waddell & Reed Financial Inc	9,083	284
Hotels & Motels (0.36%)					2,942
Starwood Hotels & Resorts Worldwide Inc	174,749	5,823	Leisure & Recreation Products (0.01%)
Wyndham Worldwide Corp	8,305	174	WMS Industries Inc (a)	5,533	205
		5,997
			Life & Health Insurance (0.68%)
Human Resources (0.02%)			Aflac Inc	220,736	10,690
Hewitt Associates Inc (a)	8,804	348	Prudential Financial Inc	15,176	759
Independent Power Producer (0.01%)					11,449
Calpine Corp (a)	19,123	209	Linen Supply & Related Items (0.00%)
			Cintas Corp	2,394	60
Industrial Automation & Robots (0.37%)
Rockwell Automation Inc/DE	129,149	6,230	Machinery - Construction & Mining (0.21%)
			Bucyrus International Inc	1,780	93
Industrial Gases (0.29%)			Caterpillar Inc	57,096	2,983
Airgas Inc	74,800	3,161	Joy Global Inc	9,463	433
Praxair Inc	23,538	1,773			3,509
		4,934
			Machinery - General Industry (0.04%)
Instruments - Controls (0.02%)			IDEX Corp	5,021	142
Mettler-Toledo International Inc (a)	3,552	346	Roper Industries Inc	8,199	410
			Wabtec Corp/DE	5,037	193
Instruments - Scientific (0.30%)					745
PerkinElmer Inc	2,516	50
Thermo Fisher Scientific Inc (a)	97,632	4,506	Machinery - Pumps (0.03%)
Waters Corp (a)	10,176	580	Flowserve Corp	5,913	533
		5,136
			Medical - Biomedical/Gene (3.78%)
Insurance Brokers (0.03%)			Alexion Pharmaceuticals Inc (a)	79,399	3,682
Arthur J Gallagher & Co	9,807	221	Amgen Inc (a)	294,590	17,228
Brown & Brown Inc	9,044	159	Biogen Idec Inc (a)	21,634	1,163
Erie Indemnity Co	2,171	85	Bio-Rad Laboratories Inc (a)	2,024	188

Schedule of Investments
LargeCap Growth Fund II
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)			Medical Instruments (0.67%)
Celgene Corp (a)	29,213 $	1,659	Boston Scientific Corp (a)	56,622 $	489
Genzyme Corp (a)	17,121	929	Edwards Lifesciences Corp (a)	65,242	5,847
Gilead Sciences Inc (a)	705,696	34,064	Intuitive Surgical Inc (a)	2,401	788
Life Technologies Corp (a)	11,598	576	Medtronic Inc	71,048	3,047
Millipore Corp (a)	5,850	403	St Jude Medical Inc (a)	21,987	829
Myriad Genetics Inc (a)	10,079	237	Techne Corp	3,931	258
Talecris Biotherapeutics Holdings Corp (a)	83,234	1,948			11,258
Vertex Pharmaceuticals Inc (a)	46,300	1,778	Medical Laboratory & Testing Service (0.07%)
		63,855	Laboratory Corp of America Holdings (a)	8,117	577
Medical - Drugs (6.55%)			Quest Diagnostics Inc	11,644	648
Abbott Laboratories	969,456	51,323			1,225
Allergan Inc/United States	356,413	20,494	Medical Products (3.61%)
Bristol-Myers Squibb Co	71,095	1,732	Baxter International Inc	202,179	11,643
Eli Lilly & Co	33,705	1,186	Becton Dickinson and Co	80,498	6,067
Merck & Co Inc	821,485	31,364	Covidien PLC	131,146	6,631
Novo Nordisk A/S ADR	63,203	4,262	Henry Schein Inc (a)	9,517	514
Valeant Pharmaceuticals International (a)	7,182	240	Hospira Inc (a)	12,026	609
		110,601	Johnson & Johnson	371,820	23,373
Medical - Generic Drugs (0.05%)			Stryker Corp	232,315	12,062
Mylan Inc/PA (a)	23,021	420			60,899
Perrigo Co	8,405	372	Metal - Copper (0.10%)
		792	Freeport-McMoRan Copper & Gold Inc	19,131	1,276
Medical - HMO (0.06%)			Southern Copper Corp	13,669	364
Aetna Inc	10,143	304			1,640
CIGNA Corp	1,865	63	Metal - Iron (0.00%)
Coventry Health Care Inc (a)	4,415	101	Cliffs Natural Resources Inc	1,261	50
Humana Inc (a)	6,569	320
WellPoint Inc (a)	3,457	220	Metal Processors & Fabrication (0.06%)
		1,008	Precision Castparts Corp	10,007	1,053
Medical - Hospitals (0.03%)
			Multi-Line Insurance (0.00%)
Community Health Systems Inc (a)	4,899	160
			CNA Financial Corp (a)	1,249	29
Health Management Associates Inc (a)	26,033	173
Tenet Healthcare Corp (a)	34,404	191	Multimedia (1.04%)
Universal Health Services Inc	702	20	Factset Research Systems Inc	4,399	277
		544	McGraw-Hill Cos Inc/The	22,863	811
Medical - Outpatient & Home Medical Care (0.01%)			Walt Disney Co/The	556,791	16,453
Lincare Holdings Inc (a)	5,873	216			17,541
			Networking Products (2.34%)
Medical - Wholesale Drug Distribution (0.33%)			Cisco Systems Inc (a)	1,120,619	25,180
AmerisourceBergen Corp	183,630	5,006
			Juniper Networks Inc (a)	575,317	14,285
McKesson Corp	9,968	586
					39,465
		5,592
			Non-Hazardous Waste Disposal (0.07%)
Medical Information Systems (0.05%)			Waste Connections Inc (a)	6,202	200
Allscripts-Misys Healthcare Solutions Inc (a)	6,593	109
			Waste Management Inc	31,548	1,011
Cerner Corp (a)	8,300	628
					1,211
IMS Health Inc	4,353	94
		831

Schedule of Investments
LargeCap Growth Fund II
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Office Supplies & Forms (0.00%)			Physician Practice Management (0.01%)
Avery Dennison Corp	2,219 $	72	Mednax Inc (a)	1,556 $	88

Oil - Field Services (2.11%)			Pipelines (0.01%)
Oceaneering International Inc (a)	5,772	316	El Paso Corp	20,573	209
Schlumberger Ltd	549,932	34,899
Smith International Inc	15,541	471	Power Converter & Supply Equipment (0.00%)
		35,686	Hubbell Inc	661	28

Oil & Gas Drilling (0.08%)			Printing - Commercial (0.01%)
Atwood Oceanics Inc (a)	5,039	169	RR Donnelley & Sons Co	5,586	111
Diamond Offshore Drilling Inc	7,277	666
Helmerich & Payne Inc	3,467	145	Private Corrections (0.00%)
Patterson-UTI Energy Inc	2,236	35	Corrections Corp of America (a)	1,318	25
Pride International Inc (a)	8,554	253
Rowan Cos Inc (a)	2,017	43	Property & Casualty Insurance (0.02%)
		1,311	Hanover Insurance Group Inc/The	389	16
			Progressive Corp/The	7,331	122
Oil Company - Exploration & Production (1.91%)			WR Berkley Corp	4,648	113
Apache Corp	31,655	3,127			251
CNX Gas Corp (a)	2,457	66
EOG Resources Inc	50,300	4,548	Protection - Safety (0.01%)
EQT Corp	13,814	608	Brink's Home Security Holdings Inc (a)	4,829	198
Occidental Petroleum Corp	263,587	20,650	Publishing - Books (0.01%)
Petrohawk Energy Corp (a)	19,093	426	John Wiley & Sons Inc	4,360	182
Southwestern Energy Co (a)	63,311	2,715
St Mary Land & Exploration Co	1,539	49	Quarrying (0.01%)
		32,189	Compass Minerals International Inc	1,839	116
Oil Company - Integrated (0.52%)
Exxon Mobil Corp	137,532	8,861	Regional Banks (0.61%)
			Capital One Financial Corp	13,447	496
Oil Field Machinery & Equipment (1.20%)			Wells Fargo & Co	344,850	9,804
Cameron International Corp (a)	512,453	19,299			10,300
Dresser-Rand Group Inc (a)	8,700	257	Reinsurance (0.02%)
FMC Technologies Inc (a)	13,044	694	Axis Capital Holdings Ltd	4,250	123
		20,250	Endurance Specialty Holdings Ltd	1,760	63
Oil Refining & Marketing (0.02%)			Reinsurance Group of America Inc	578	28
Frontier Oil Corp	8,692	109	Validus Holdings Ltd	1,366	36
Holly Corp	4,491	117			250
Tesoro Corp/Texas	5,940	74	REITS - Diversified (0.02%)
		300	Digital Realty Trust Inc	8,031	385
Paper & Related Products (0.01%)
Rayonier Inc	3,775	159	REITS - Healthcare (0.05%)
			HCP Inc	12,004	340
Pharmacy Services (1.02%)			Health Care REIT Inc	6,362	274
Express Scripts Inc (a)	176,579	14,808	Nationwide Health Properties Inc	9,028	297
Medco Health Solutions Inc (a)	36,166	2,223			911
Omnicare Inc	5,272	132	REITS - Office Property (0.00%)
		17,163	Alexandria Real Estate Equities Inc	994	59

Schedule of Investments
LargeCap Growth Fund II
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Regional Malls (0.03%)			Retail - Catalog Shopping (0.01%)
Simon Property Group Inc	7,551 $	544	MSC Industrial Direct Co	4,510 $	195

REITS - Shopping Centers (0.00%)			Retail - Computer Equipment (0.02%)
Federal Realty Investment Trust	772	50	GameStop Corp (a)	15,273	302

REITS - Storage (0.05%)			Retail - Consumer Electronics (0.06%)
Public Storage	9,920	785	Best Buy Co Inc	24,483	897
			RadioShack Corp	1,641	32
Rental - Auto & Equipment (0.01%)					929
Aaron's Inc	5,033	140
			Retail - Discount (5.26%)
Research & Development (0.02%)			Big Lots Inc (a)	938	27
Pharmaceutical Product Development Inc	11,088	259	BJ's Wholesale Club Inc (a)	962	32
			Costco Wholesale Corp	413,045	23,721
Retail - Apparel & Shoe (0.64%)			Dollar General Corp (a)	2,413	57
Abercrombie & Fitch Co	122,304	3,857	Dollar Tree Inc (a)	9,491	470
Aeropostale Inc (a)	7,116	234	Family Dollar Stores Inc	14,802	457
American Eagle Outfitters Inc	18,009	286	Target Corp	241,377	12,375
Chico's FAS Inc	17,555	224	Wal-Mart Stores Inc	968,982	51,773
Foot Locker Inc	7,262	82			88,912
Gap Inc/The	30,987	591
			Retail - Drug Store (0.86%)
Guess? Inc	6,157	245	CVS Caremark Corp	28,183	912
J Crew Group Inc (a)	81,513	3,196	Walgreen Co	376,758	13,582
Ltd Brands Inc	18,837	358			14,494
Nordstrom Inc	17,415	602
Phillips-Van Heusen Corp	3,516	138	Retail - Jewelry (0.03%)
Ross Stores Inc	13,380	615	Tiffany & Co	11,980	486
Urban Outfitters Inc (a)	13,552	428
			Retail - Mail Order (0.17%)
		10,856
			Williams-Sonoma Inc	150,008	2,847
Retail - Auto Parts (0.08%)
Advance Auto Parts Inc	10,050	396	Retail - Major Department Store (1.22%)
AutoZone Inc (a)	3,152	489	TJX Cos Inc	542,610	20,625
O'Reilly Automotive Inc (a)	14,316	541
		1,426	Retail - Office Supplies (0.07%)
			Office Depot Inc (a)	5,023	28
Retail - Automobile (0.04%)			Staples Inc	52,081	1,222
AutoNation Inc (a)	713	13			1,250
CarMax Inc (a)	16,521	341
Copart Inc (a)	7,045	238	Retail - Pet Food & Supplies (0.02%)
Penske Auto Group Inc (a)	1,375	19	PetSmart Inc	13,304	343
		611	Retail - Regional Department Store (0.32%)
Retail - Bedding (0.04%)			Kohl's Corp (a)	108,575	5,469
Bed Bath & Beyond Inc (a)	18,963	734
			Retail - Restaurants (2.21%)
Retail - Bookstore (0.00%)			Brinker International Inc	10,777	176
Barnes & Noble Inc	792	14	Chipotle Mexican Grill Inc (a)	30,506	2,942
			Darden Restaurants Inc	14,474	535
Retail - Building Products (0.61%)			McDonald's Corp	497,757	31,075
Home Depot Inc	342,896	9,605	Panera Bread Co (a)	2,900	207
Lowe's Cos Inc	29,471	638	Starbucks Corp (a)	53,497	1,166
		10,243

Schedule of Investments
LargeCap Growth Fund II
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Restaurants (continued)			Telecommunication Services (continued)
Yum! Brands Inc	33,560 $	1,148	tw telecom inc (a)	15,740 $	243
		37,249			493
Retail - Sporting Goods (0.01%)			Telephone - Integrated (0.02%)
Dick's Sporting Goods Inc (a)	9,063	203	Frontier Communications Corp	14,341	109
			Windstream Corp	21,382	221
Savings & Loans - Thrifts (0.03%)					330
Capitol Federal Financial	2,013	66
Hudson City Bancorp Inc	27,449	364	Television (0.00%)
TFS Financial Corp	984	13	CTC Media Inc	3,410	46
		443	Tobacco (0.61%)
Schools (0.09%)			Altria Group Inc	132,464	2,631
Apollo Group Inc (a)	9,642	584	Lorillard Inc	11,341	859
Career Education Corp (a)	6,741	146	Philip Morris International Inc	149,842	6,819
DeVry Inc	6,565	401			10,309
ITT Educational Services Inc (a)	4,044	392	Tools - Hand Held (0.00%)
		1,523	Snap-On Inc	1,587	65
Semiconductor Component - Integrated Circuits (0.83%)
Analog Devices Inc	21,835	589	Toys (0.05%)
Integrated Device Technology Inc (a)	3,576	20	Hasbro Inc	7,871	241
Linear Technology Corp	333,204	8,696	Mattel Inc	29,369	579
Marvell Technology Group Ltd (a)	245,248	4,275			820
Maxim Integrated Products Inc	26,997	472	Transactional Software (0.04%)
		14,052	VeriFone Holdings Inc (a)	39,300	699
Semiconductor Equipment (0.01%)
			Transport - Equipment & Leasing (0.00%)
Teradyne Inc (a)	18,274	171
			GATX Corp	2,144	56
Soap & Cleaning Products (0.03%)
			Transport - Marine (0.01%)
Church & Dwight Co Inc	7,272	438
			Kirby Corp (a)	1,113	36
Software Tools (0.01%)			Teekay Corp	1,853	46
VMware Inc (a)	5,418	246			82
			Transport - Rail (0.45%)
Steel - Producers (0.00%)			Union Pacific Corp	126,689	7,665
Schnitzer Steel Industries Inc	1,776	72
			Transport - Services (0.89%)
Steel Pipe & Tube (0.01%)			CH Robinson Worldwide Inc	12,109	686
Valmont Industries Inc	2,224	154	Expeditors International of Washington Inc	13,471	459
			United Parcel Service Inc	237,759	13,735
Telecommunication Equipment (0.11%)
Arris Group Inc (a)	133,800	1,343	UTI Worldwide Inc	9,746	134
Harris Corp	10,943	470			15,014
		1,813	Transport - Truck (0.01%)
			Con-way Inc	1,627	47
Telecommunication Equipment - Fiber Optics (0.09%)
Corning Inc	84,236	1,523	Landstar System Inc	5,414	196
					243
Telecommunication Services (0.03%)			Veterinary Diagnostics (0.01%)
Amdocs Ltd (a)	2,760	79	VCA Antech Inc (a)	8,939	227
NeuStar Inc (a)	7,627	171

Schedule of Investments
LargeCap Growth Fund II
January 31, 2010 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)
COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (continued)
Vitamins & Nutrition Products (0.24%)			Diversified Banking Institutions (continued)
Herbalife Ltd	6,494 $	252	Investment in Joint Trading Account;
Mead Johnson Nutrition Co	82,532	3,733	Morgan Stanley Repurchase Agreement;
			0.11% dated 01/29/10 maturing 02/01/10
		3,985	(collateralized by Sovereign Agency
Water Treatment Systems (0.02%)			Issues; $6,796,000; 1.13% - 3.15%; dated
Nalco Holding Co	14,580	344	12/15/11 - 01/22/15)	$ 6,663 $	6,663
					24,332

Web Portals (3.24%)			TOTAL REPURCHASE AGREEMENTS	$ 24,332
Google Inc (a)	101,154	53,553
			Total Investments	$ 1,671,454
Sohu.com Inc (a)	3,168	159
			Other Assets in Excess of Liabilities, Net - 1.06%		17,920
Yahoo! Inc (a)	70,535	1,059
		54,771	TOTAL NET ASSETS - 100.00%	$ 1,689,374

Wireless Equipment (2.83%)
American Tower Corp (a)	199,635	8,474	(a) Non-Income Producing Security
Crown Castle International Corp (a)	11,022	407
Qualcomm Inc	982,670	38,511	Unrealized Appreciation (Depreciation)
SBA Communications Corp (a)	12,286	407	The net federal income tax unrealized appreciation (depreciation) and federal tax cost
		47,799	of investments held by the fund as of the period end were as follows:

X-Ray Equipment (0.00%)			Unrealized Appreciation	$ 177,693
Hologic Inc (a)	2,525	38	Unrealized Depreciation		(40,738)
TOTAL COMMON STOCKS	$ 1,647,122		Net Unrealized Appreciation (Depreciation)		136,955
	Principal		Cost for federal income tax purposes		1,534,499
	Amount	Value	All dollar amounts are shown in thousands (000's)
	(000's)	(000's)
			Portfolio Summary (unaudited)
REPURCHASE AGREEMENTS (1.44%)
Diversified Banking Institutions (1.44%)			Sector		Percent
Investment in Joint Trading Account; Bank			Consumer, Non-cyclical		31.47%
of America Repurchase Agreement; 0.10%			Technology		17.16%
dated 01/29/10 maturing 02/01/10			Consumer, Cyclical		14.61%
(collateralized by Sovereign Agency			Communications		11.09%
Issues; $7,407,000; 0.00% - 5.00%; dated			Industrial		8.94%
04/01/10 - 01/27/20)	$ 7,262 $	7,262	Financial		7.07%
			Energy		6.05%
Investment in Joint Trading Account; Credit			Basic Materials		2.34%
Suisse Repurchase Agreement; 0.10%			Utilities		0.21%
dated 01/29/10 maturing 02/01/10			Other Assets in Excess of Liabilities, Net		1.06%
(collateralized by US Treasury Note;
$3,818,000; 0.88%; dated 03/31/11)	3,744	3,744	TOTAL NET ASSETS		100.00%
Investment in Joint Trading Account;			Other Assets Summary (unaudited)
Deutsche Bank Repurchase Agreement;			Asset Type		Percent
0.11% dated 01/29/10 maturing 02/01/10
(collateralized by Sovereign Agency			Futures		2.55%
Issues; $6,796,000; 0.00% - 4.75%; dated			Currency Contracts		0.16%
02/15/10 - 12/10/15)	6,663	6,663

Schedule of Investments
LargeCap Growth Fund II
January 31, 2010 (unaudited)

Foreign Currency Contracts
Net Unrealized
Foreign Currency	Delivery	Contracts				Appreciation
Sale Contracts	Date	to Deliver	In Exchange For		Value	(Depreciation)
Danish Kroner	2/26/2010	14,781,102		$2,788	$2,752	$36

All dollar amounts are shown in thousands (000's)

Futures Contracts
						Current	Unrealized
					Original	Market	Appreciation/
Type			Buy/Sell	Contracts	Value	Value	(Depreciation)
S&P 500; March 2010			Buy	161	$ 45,694	$ 43,084	$ (2,610)
All dollar amounts are shown in thousands (000's)

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (96.76%)			COMMON STOCKS (continued)
Advertising Agencies (0.14%)			Auto - Car & Light Trucks (0.36%)
Interpublic Group of Cos Inc (a)	55,838 $	361	Ford Motor Co (a)	379,867 $	4,118
Omnicom Group Inc	35,751	1,262
		1,623	Auto - Medium & Heavy Duty Trucks (0.13%)
			PACCAR Inc	41,754	1,504
Aerospace & Defense (1.41%)
Boeing Co/The	83,460	5,058	Auto/Truck Parts & Equipment - Original (0.19%)
General Dynamics Corp	44,315	2,962	Johnson Controls Inc	77,083	2,145
Lockheed Martin Corp	36,740	2,738
Northrop Grumman Corp	36,039	2,040	Beverages - Non-Alcoholic (2.40%)
Raytheon Co	44,018	2,308	Coca-Cola Co/The	266,161	14,439
Rockwell Collins Inc	18,061	960	Coca-Cola Enterprises Inc	36,504	737
		16,066	Dr Pepper Snapple Group Inc	29,183	807
			Pepsi Bottling Group Inc	16,546	616
Aerospace & Defense Equipment (0.72%)
Goodrich Corp	14,284	884	PepsiCo Inc	179,239	10,686
United Technologies Corp	107,690	7,267			27,285
		8,151	Beverages - Wine & Spirits (0.09%)
			Brown-Forman Corp	12,620	648
Agricultural Chemicals (0.46%)
CF Industries Holdings Inc	5,578	518	Constellation Brands Inc (a)	22,906	368
Monsanto Co	62,607	4,751			1,016
		5,269	Brewery (0.07%)
			Molson Coors Brewing Co	18,065	759
Agricultural Operations (0.19%)
Archer-Daniels-Midland Co	73,783	2,210	Broadcasting Services & Programming (0.04%)
			Scripps Networks Interactive	10,273	439
Airlines (0.09%)
Southwest Airlines Co	85,222	966	Building - Residential & Commercial (0.09%)
			DR Horton Inc	31,745	374
Apparel Manufacturers (0.22%)
Coach Inc	36,633	1,278	Lennar Corp	18,531	285
Polo Ralph Lauren Corp	6,599	541	Pulte Homes Inc (a)	36,263	381
VF Corp	10,199	734			1,040
		2,553	Building Products - Wood (0.05%)
			Masco Corp	41,248	559
Appliances (0.06%)
Whirlpool Corp	8,532	641	Cable/Satellite TV (0.91%)
			Comcast Corp - Class A	327,901	5,191
Applications Software (2.51%)
Citrix Systems Inc (a)	21,018	873	DIRECTV (a)	109,909	3,336
Compuware Corp (a)	26,473	201	Time Warner Cable Inc	40,482	1,764
Intuit Inc (a)	36,384	1,078			10,291
Microsoft Corp	887,306	25,004	Casino Hotels (0.04%)
Red Hat Inc (a)	21,569	587	Wynn Resorts Ltd (a)	7,920	490
Salesforce.com Inc (a)	12,625	802
		28,545	Casino Services (0.06%)
			International Game Technology	34,115	626
Athletic Footwear (0.25%)
Nike Inc	44,752	2,853	Cellular Telecommunications (0.01%)
			MetroPCS Communications Inc (a)	29,954	169
Audio & Video Products (0.03%)
Harman International Industries Inc	7,967	283	Chemicals - Diversified (0.75%)
			Dow Chemical Co/The	131,373	3,559
			EI du Pont de Nemours & Co	103,806	3,385

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Chemicals - Diversified (continued)			Computer Services (continued)
FMC Corp	8,305 $	423	Computer Sciences Corp (a)	17,507 $	898
PPG Industries Inc	19,181	1,126			3,066
		8,493	Computers (4.73%)
Chemicals - Specialty (0.24%)			Apple Inc (a)(b)	103,456	19,876
Eastman Chemical Co	8,351	472	Dell Inc (a)	197,780	2,551
Ecolab Inc	27,287	1,198	Hewlett-Packard Co	272,351	12,820
International Flavors & Fragrances Inc	9,079	361	IBM Corp	150,886	18,467
Sigma-Aldrich Corp	13,978	669			53,714
		2,700	Computers - Integrated Systems (0.05%)
Coal (0.23%)			Teradata Corp (a)	19,665	550
Consol Energy Inc	20,771	968
Massey Energy Co	9,826	378	Computers - Memory Devices (0.59%)
Peabody Energy Corp	30,765	1,296	EMC Corp/Massachusetts (a)	234,302	3,906
		2,642	NetApp Inc (a)	38,928	1,134
			SanDisk Corp (a)	26,214	666
Coatings & Paint (0.06%)			Western Digital Corp (a)	25,889	984
Sherwin-Williams Co/The	10,936	693			6,690
Commercial Banks (0.42%)			Computers - Peripheral Equipment (0.02%)
BB&T Corp	78,983	2,201	Lexmark International Inc (a)	8,971	231
First Horizon National Corp (a)	25,490	330
M&T Bank Corp	9,495	700	Consulting Services (0.06%)
Marshall & Ilsley Corp	60,269	417	SAIC Inc (a)	35,170	645
Regions Financial Corp	136,462	867
			Consumer Products - Miscellaneous (0.40%)
Zions Bancorporation	15,875	301
			Clorox Co	16,059	950
		4,816
			Fortune Brands Inc	17,269	718
Commercial Services (0.08%)			Kimberly-Clark Corp	47,712	2,834
Iron Mountain Inc	20,789	475			4,502
Quanta Services Inc (a)	24,102	439
			Containers - Metal & Glass (0.09%)
		914
			Ball Corp	10,809	549
Commercial Services - Finance (1.24%)			Owens-Illinois Inc (a)	19,356	527
Automatic Data Processing Inc	57,964	2,364			1,076
Equifax Inc	14,527	465
			Containers - Paper & Plastic (0.09%)
H&R Block Inc	38,515	829
			Bemis Co Inc	12,428	349
Mastercard Inc	11,029	2,756
			Pactiv Corp (a)	15,198	343
Moody's Corp	22,547	622
			Sealed Air Corp	18,259	362
Paychex Inc	36,944	1,071
					1,054
Total System Services Inc	22,649	324
Visa Inc	51,451	4,221	Cosmetics & Toiletries (2.41%)
Western Union Co/The	79,498	1,474	Avon Products Inc	49,053	1,479
		14,126	Colgate-Palmolive Co	57,109	4,570
			Estee Lauder Cos Inc/The	13,559	712
Computer Aided Design (0.06%)			Procter & Gamble Co	335,602	20,656
Autodesk Inc (a)	26,387	628
					27,417
Computer Services (0.27%)			Cruise Lines (0.15%)
Affiliated Computer Services Inc (a)	11,216	690	Carnival Corp	50,194	1,673
Cognizant Technology Solutions Corp (a)	33,852	1,478
			Data Processing & Management (0.19%)
			Dun & Bradstreet Corp	5,970	472

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Data Processing & Management (continued)			E-Commerce - Services (continued)
Fidelity National Information Services Inc	37,650 $	887	Priceline.com Inc (a)	5,048 $	986
Fiserv Inc (a)	17,677	796			4,479
		2,155	Electric - Generation (0.09%)
Dental Supplies & Equipment (0.08%)			AES Corp/The (a)	76,681	968
DENTSPLY International Inc	17,463	586
Patterson Cos Inc (a)	10,691	305	Electric - Integrated (3.07%)
		891	Allegheny Energy Inc	19,477	408
			Ameren Corp	27,214	695
Dialysis Centers (0.06%)			American Electric Power Co Inc	54,866	1,901
DaVita Inc (a)	11,739	702	CMS Energy Corp	26,374	400
Disposable Medical Products (0.08%)			Consolidated Edison Inc	32,231	1,410
CR Bard Inc	11,089	919	Constellation Energy Group Inc	23,076	745
			Dominion Resources Inc/VA	68,602	2,570
Distribution & Wholesale (0.18%)			DTE Energy Co	18,944	797
Fastenal Co	15,164	629	Duke Energy Corp	149,852	2,477
Genuine Parts Co	18,327	691	Edison International	37,424	1,247
WW Grainger Inc	7,256	720	Entergy Corp	21,702	1,656
		2,040	Exelon Corp	75,739	3,455
Diversified Banking Institutions (4.87%)			FirstEnergy Corp	35,015	1,527
Bank of America Corp	1,141,377	17,326	FPL Group Inc	47,479	2,315
Citigroup Inc (a)	2,239,843	7,436	Integrys Energy Group Inc	8,778	368
Goldman Sachs Group Inc/The	59,050	8,782	Northeast Utilities	20,155	510
JP Morgan Chase & Co	452,640	17,626	Pepco Holdings Inc	25,453	418
Morgan Stanley	156,150	4,182	PG&E Corp	42,610	1,800
		55,352	Pinnacle West Capital Corp	11,634	417
			PPL Corp	43,312	1,277
Diversified Manufacturing Operations (3.41%)			Progress Energy Inc	32,119	1,252
3M Co	81,319	6,545	Public Service Enterprise Group Inc	58,119	1,778
Danaher Corp	29,888	2,133	SCANA Corp	12,729	453
Dover Corp	21,385	917	Southern Co	91,916	2,941
Eaton Corp	19,044	1,166	TECO Energy Inc	24,554	382
General Electric Co	1,223,015	19,666	Wisconsin Energy Corp	13,429	657
Honeywell International Inc	87,646	3,387	Xcel Energy Inc	52,452	1,090
Illinois Tool Works Inc	44,303	1,931			34,946
ITT Corp	20,986	1,014
Leggett & Platt Inc	17,472	319	Electric Products - Miscellaneous (0.34%)
Parker Hannifin Corp	18,458	1,032	Emerson Electric Co	86,395	3,589
Textron Inc	31,142	608	Molex Inc	15,566	314
		38,718			3,903
Diversified Operations (0.04%)			Electronic Components - Miscellaneous (0.03%)
Leucadia National Corp (a)	21,783	486	Jabil Circuit Inc	21,896	317

E-Commerce - Products (0.42%)			Electronic Components - Semiconductors (1.98%)
Amazon.com Inc (a)	38,295	4,803	Advanced Micro Devices Inc (a)	64,674	483
			Altera Corp	33,928	723
E-Commerce - Services (0.39%)			Broadcom Corp	49,476	1,322
eBay Inc (a)	129,208	2,974	Intel Corp	634,280	12,305
Expedia Inc	24,212	519	LSI Corp (a)	75,024	374
			MEMC Electronic Materials Inc (a)	25,679	323
			Microchip Technology Inc	21,088	544

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Components - Semiconductors			Finance - Consumer Loans (0.05%)
(continued)			SLM Corp (a)	54,513 $	574
Micron Technology Inc (a)	97,618 $	851
National Semiconductor Corp	27,178	361	Finance - Credit Card (0.53%)
NVIDIA Corp (a)	63,738	981	American Express Co	136,593	5,144
QLogic Corp (a)	13,164	226	Discover Financial Services	62,350	853
Texas Instruments Inc	143,910	3,238			5,997
Xilinx Inc	31,801	750
			Finance - Investment Banker & Broker (0.20%)
		22,481	Charles Schwab Corp/The	109,459	2,002
Electronic Connectors (0.07%)			E*Trade Financial Corp (a)	177,851	270
Amphenol Corp	19,699	785			2,272

Electronic Forms (0.17%)			Finance - Other Services (0.35%)
Adobe Systems Inc (a)	60,161	1,943	CME Group Inc	7,641	2,192
			IntercontinentalExchange Inc (a)	8,415	803
Electronic Measurement Instruments (0.14%)			NASDAQ OMX Group Inc/The (a)	16,971	305
Agilent Technologies Inc (a)	39,641	1,111	NYSE Euronext	29,865	699
FLIR Systems Inc (a)	17,434	516			3,999
		1,627	Food - Confectionery (0.13%)
Electronics - Military (0.10%)			Hershey Co/The	19,100	696
L-3 Communications Holdings Inc	13,350	1,113	JM Smucker Co/The	13,672	821
					1,517
Energy - Alternate Sources (0.06%)
First Solar Inc (a)	5,572	631	Food - Dairy Products (0.03%)
			Dean Foods Co (a)	20,732	365
Engineering - Research & Development Services (0.13%)
Fluor Corp	20,559	932	Food - Meat Products (0.07%)
			Hormel Foods Corp	8,016	310
Jacobs Engineering Group Inc (a)	14,282	540
			Tyson Foods Inc	35,045	485
		1,472
					795
Engines - Internal Combustion (0.09%)
Cummins Inc	23,179	1,047	Food - Miscellaneous/Diversified (1.23%)
			Campbell Soup Co	21,815	722
Enterprise Software & Services (1.09%)			ConAgra Foods Inc	50,877	1,157
BMC Software Inc (a)	21,065	814	General Mills Inc	37,513	2,675
CA Inc	45,545	1,004	HJ Heinz Co	36,256	1,582
Novell Inc (a)	39,835	178	Kellogg Co	29,200	1,589
Oracle Corp	449,150	10,357	Kraft Foods Inc	169,672	4,693
		12,353	McCormick & Co Inc/MD	15,039	546
			Sara Lee Corp	80,095	973
Entertainment Software (0.05%)					13,937
Electronic Arts Inc (a)	37,385	609
			Food - Retail (0.30%)
Fiduciary Banks (0.69%)			Kroger Co/The	74,756	1,602
Bank of New York Mellon Corp/The	138,324	4,024	Safeway Inc	46,681	1,048
Northern Trust Corp	27,740	1,402	SUPERVALU Inc	24,352	358
State Street Corp	56,819	2,436	Whole Foods Market Inc (a)	16,155	440
		7,862			3,448
Filtration & Separation Products (0.04%)			Food - Wholesale & Distribution (0.17%)
Pall Corp	13,427	463	Sysco Corp	67,981	1,903

			Forestry (0.14%)
			Plum Creek Timber Co Inc	18,701	676

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Forestry (continued)			Internet Infrastructure Software (0.04%)
Weyerhaeuser Co	24,277 $	969	Akamai Technologies Inc (a)	19,674 $	486
		1,645
			Internet Security (0.24%)
Gas - Distribution (0.24%)			McAfee Inc (a)	18,117	683
CenterPoint Energy Inc	44,840	626	Symantec Corp (a)	93,104	1,578
Nicor Inc	5,195	210	VeriSign Inc (a)	22,094	506
NiSource Inc	31,674	451			2,767
Sempra Energy	28,307	1,437
		2,724	Investment Management & Advisory Services (0.55%)
			Ameriprise Financial Inc	29,291	1,120
Gold Mining (0.21%)			Federated Investors Inc	10,120	257
Newmont Mining Corp	56,303	2,413	Franklin Resources Inc	17,116	1,695
Hazardous Waste Disposal (0.05%)			Invesco Ltd	49,251	950
Stericycle Inc (a)	9,675	512	Janus Capital Group Inc	20,908	255
			Legg Mason Inc	18,661	481
Home Decoration Products (0.04%)			T Rowe Price Group Inc	29,578	1,468
Newell Rubbermaid Inc	31,898	433			6,226
			Life & Health Insurance (0.64%)
Hotels & Motels (0.17%)
			Aflac Inc	53,745	2,603
Marriott International Inc/DE	29,134	764
			Lincoln National Corp	34,698	853
Starwood Hotels & Resorts Worldwide Inc	21,481	716
			Prudential Financial Inc	53,297	2,664
Wyndham Worldwide Corp	20,517	431
			Torchmark Corp	9,509	427
		1,911
			Unum Group	38,108	746
Human Resources (0.06%)					7,293
Monster Worldwide Inc (a)	14,439	225
Robert Half International Inc	17,341	467	Linen Supply & Related Items (0.03%)
			Cintas Corp	15,101	379
		692
Independent Power Producer (0.06%)			Machinery - Construction & Mining (0.33%)
NRG Energy Inc (a)	29,408	709	Caterpillar Inc	71,529	3,737

Industrial Automation & Robots (0.07%)			Machinery - Farm (0.21%)
Rockwell Automation Inc/DE	16,340	788	Deere & Co	48,582	2,427

Industrial Gases (0.43%)			Machinery - General Industry (0.05%)
Air Products & Chemicals Inc	24,317	1,847	Roper Industries Inc	10,459	524
Airgas Inc	9,431	399
Praxair Inc	35,241	2,654	Machinery - Pumps (0.05%)
		4,900	Flowserve Corp	6,415	578

Instruments - Scientific (0.27%)			Medical - Biomedical/Gene (1.73%)
PerkinElmer Inc	13,412	270	Amgen Inc (a)	116,258	6,799
Thermo Fisher Scientific Inc (a)	46,901	2,164	Biogen Idec Inc (a)	33,219	1,785
Waters Corp (a)	10,877	620	Celgene Corp (a)	52,792	2,997
		3,054	Genzyme Corp (a)	30,483	1,654
Insurance Brokers (0.22%)			Gilead Sciences Inc (a)	103,369	4,990
Aon Corp	31,464	1,224	Life Technologies Corp (a)	20,485	1,018
Marsh & McLennan Cos Inc	60,592	1,306	Millipore Corp (a)	6,388	441
		2,530			19,684
			Medical - Drugs (4.66%)
			Abbott Laboratories	177,665	9,406

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Drugs (continued)			Medical Products (continued)
Allergan Inc/United States	35,322 $	2,031	Stryker Corp	32,437 $	1,684
Bristol-Myers Squibb Co	196,612	4,790	Varian Medical Systems Inc (a)	14,295	719
Cephalon Inc (a)	8,576	548	Zimmer Holdings Inc (a)	24,464	1,378
Eli Lilly & Co	116,144	4,088			31,210
Forest Laboratories Inc (a)	34,662	1,027	Metal - Aluminum (0.13%)
King Pharmaceuticals Inc (a)	28,514	342	Alcoa Inc	111,921	1,425
Merck & Co Inc	350,850	13,395
Pfizer Inc	926,900	17,296	Metal - Copper (0.29%)
		52,923	Freeport-McMoRan Copper & Gold Inc	49,378	3,293
Medical - Generic Drugs (0.10%)
			Metal - Iron (0.05%)
Mylan Inc/PA (a)	35,101	640
			Cliffs Natural Resources Inc	15,044	601
Watson Pharmaceuticals Inc (a)	12,192	468
		1,108	Metal Processors & Fabrication (0.15%)
Medical - HMO (1.03%)			Precision Castparts Corp	16,164	1,701
Aetna Inc	49,794	1,492
CIGNA Corp	31,408	1,061	Motorcycle/Motor Scooter (0.05%)
Coventry Health Care Inc (a)	16,998	389	Harley-Davidson Inc	26,929	612
Humana Inc (a)	19,508	948	Multi-Line Insurance (0.92%)
UnitedHealth Group Inc	133,474	4,405	Allstate Corp/The	61,622	1,844
WellPoint Inc (a)	52,648	3,355	American International Group Inc (a)	15,462	375
		11,650	Assurant Inc	13,416	422
Medical - Hospitals (0.02%)			Cincinnati Financial Corp	18,689	493
Tenet Healthcare Corp (a)	49,738	276	Genworth Financial Inc (a)	56,117	777
			Hartford Financial Services Group Inc	43,994	1,055
Medical - Wholesale Drug Distribution (0.36%)			Loews Corp	41,453	1,483
AmerisourceBergen Corp	33,091	902	MetLife Inc	94,050	3,322
Cardinal Health Inc	41,661	1,378	XL Capital Ltd	39,298	659
McKesson Corp	30,782	1,810			10,430
		4,090
			Multimedia (1.49%)
Medical Information Systems (0.04%)			McGraw-Hill Cos Inc/The	36,171	1,282
IMS Health Inc	20,956	453	Meredith Corp	4,214	130
			News Corp - Class A	258,813	3,264
Medical Instruments (0.87%)
Boston Scientific Corp (a)	173,494	1,497	Time Warner Inc	134,113	3,681
Intuitive Surgical Inc (a)	4,387	1,439	Viacom Inc (a)	69,723	2,032
Medtronic Inc	127,132	5,453	Walt Disney Co/The	220,942	6,529
St Jude Medical Inc (a)	38,394	1,449			16,918
		9,838	Networking Products (1.44%)
			Cisco Systems Inc (a)	660,765	14,847
Medical Laboratory & Testing Service (0.16%)
Laboratory Corp of America Holdings (a)	12,199	867	Juniper Networks Inc (a)	60,354	1,499
Quest Diagnostics Inc	17,840	993			16,346
		1,860	Non-Ferrous Metals (0.01%)
			Titanium Metals Corp (a)	9,719	113
Medical Products (2.75%)
Baxter International Inc	69,247	3,988	Non-Hazardous Waste Disposal (0.25%)
Becton Dickinson and Co	27,236	2,053	Republic Services Inc	37,115	994
CareFusion Corp (a)	20,343	524	Waste Management Inc	56,243	1,803
Hospira Inc (a)	18,626	943			2,797
Johnson & Johnson	316,922	19,921

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Office Automation & Equipment (0.12%)			Oil Field Machinery & Equipment (continued)
Pitney Bowes Inc	23,793 $	498	National Oilwell Varco Inc	48,052 $	1,966
Xerox Corp	99,845	870			3,769
		1,368	Oil Refining & Marketing (0.15%)
Office Supplies & Forms (0.04%)			Sunoco Inc	13,429	337
Avery Dennison Corp	12,950	421	Tesoro Corp/Texas	16,105	201
			Valero Energy Corp	64,824	1,194
Oil - Field Services (1.32%)					1,732
Baker Hughes Inc	35,595	1,612
BJ Services Co	33,712	697	Paper & Related Products (0.14%)
Halliburton Co	103,599	3,026	International Paper Co	49,747	1,140
Schlumberger Ltd	137,925	8,753	MeadWestvaco Corp	19,658	473
Smith International Inc	28,419	861			1,613
		14,949	Pharmacy Services (0.53%)
			Express Scripts Inc (a)	31,555	2,646
Oil & Gas Drilling (0.15%)
Diamond Offshore Drilling Inc	7,984	731	Medco Health Solutions Inc (a)	54,763	3,367
Nabors Industries Ltd (a)	32,540	725			6,013
Rowan Cos Inc (a)	13,066	281	Photo Equipment & Supplies (0.02%)
		1,737	Eastman Kodak Co (a)	30,805	186

Oil Company - Exploration & Production (2.86%)			Pipelines (0.33%)
Anadarko Petroleum Corp	56,457	3,601	El Paso Corp	80,551	817
Apache Corp	38,614	3,814	Spectra Energy Corp	74,289	1,579
Cabot Oil & Gas Corp	11,906	456	Williams Cos Inc	66,981	1,396
Chesapeake Energy Corp	74,398	1,843			3,792
Denbury Resources Inc (a)	28,696	389
Devon Energy Corp	51,011	3,413	Printing - Commercial (0.04%)
EOG Resources Inc	28,987	2,621	RR Donnelley & Sons Co	23,582	467
EQT Corp	15,038	662	Property & Casualty Insurance (0.57%)
Noble Energy Inc	19,926	1,473	Chubb Corp	39,234	1,962
Occidental Petroleum Corp	93,231	7,304	Progressive Corp/The	77,445	1,284
Pioneer Natural Resources Co	13,246	582	Travelers Cos Inc/The	62,759	3,180
Questar Corp	20,029	831			6,426
Range Resources Corp	18,118	833
Southwestern Energy Co (a)	39,662	1,701	Publicly Traded Investment Fund (0.21%)
XTO Energy Inc	66,660	2,971	iShares S&P 500 Index Fund/US	22,096	2,383
		32,494
			Publishing - Newspapers (0.05%)
Oil Company - Integrated (5.75%)			Gannett Co Inc	27,135	438
Chevron Corp	230,448	16,620	New York Times Co/The (a)	13,282	172
ConocoPhillips	170,423	8,181			610
Exxon Mobil Corp (b)	545,293	35,133
			Quarrying (0.06%)
Hess Corp	33,436	1,932
			Vulcan Materials Co	14,404	637
Marathon Oil Corp	81,306	2,424
Murphy Oil Corp	21,931	1,120	Real Estate Management & Services (0.03%)
		65,410	CB Richard Ellis Group Inc (a)	30,982	381
Oil Field Machinery & Equipment (0.33%)
Cameron International Corp (a)	28,074	1,057	Regional Banks (2.75%)
FMC Technologies Inc (a)	14,033	746	Capital One Financial Corp	51,680	1,905
			Comerica Inc	17,359	599
			Fifth Third Bancorp	91,353	1,136

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Regional Banks (continued)			Retail - Automobile (0.02%)
Huntington Bancshares Inc/OH	82,134 $	393	AutoNation Inc (a)	10,622 $	191
KeyCorp	100,913	725
PNC Financial Services Group Inc	52,999	2,938	Retail - Bedding (0.10%)
SunTrust Banks Inc	57,335	1,395	Bed Bath & Beyond Inc (a)	30,173	1,168
US Bancorp	219,669	5,509
			Retail - Building Products (0.80%)
Wells Fargo & Co	587,078	16,691
			Home Depot Inc	195,316	5,471
		31,291
			Lowe's Cos Inc	169,084	3,660
REITS - Apartments (0.17%)					9,131
Apartment Investment & Management Co	13,439	206
			Retail - Computer Equipment (0.03%)
AvalonBay Communities Inc	9,354	717
			GameStop Corp (a)	18,915	374
Equity Residential	31,719	1,017
		1,940	Retail - Consumer Electronics (0.15%)
REITS - Diversified (0.10%)			Best Buy Co Inc	39,233	1,438
Vornado Realty Trust	18,011	1,165	RadioShack Corp	14,380	281
					1,719
REITS - Healthcare (0.20%)
			Retail - Discount (1.86%)
HCP Inc	33,671	954
			Big Lots Inc (a)	9,491	270
Health Care REIT Inc	14,130	608
			Costco Wholesale Corp	50,079	2,876
Ventas Inc	17,988	759
			Family Dollar Stores Inc	15,943	492
		2,321
			Target Corp	86,414	4,430
REITS - Hotels (0.07%)			Wal-Mart Stores Inc	245,085	13,095
Host Hotels & Resorts Inc (a)	72,495	768			21,163

REITS - Office Property (0.09%)			Retail - Drug Store (0.82%)
Boston Properties Inc	15,934	1,034	CVS Caremark Corp	162,021	5,245
			Walgreen Co	113,581	4,094
REITS - Regional Malls (0.21%)					9,339
Simon Property Group Inc	32,750	2,358	Retail - Jewelry (0.05%)
			Tiffany & Co	14,295	581
REITS - Shopping Centers (0.05%)
Kimco Realty Corp	46,144	582	Retail - Major Department Store (0.27%)
			JC Penney Co Inc	27,093	673
REITS - Storage (0.11%)
Public Storage	15,579	1,234	Sears Holdings Corp (a)	5,575	520
			TJX Cos Inc	48,209	1,832
REITS - Warehouse & Industrial (0.06%)					3,025
ProLogis	54,354	685	Retail - Office Supplies (0.19%)
			Office Depot Inc (a)	31,555	179
Retail - Apparel & Shoe (0.29%)			Staples Inc	83,150	1,951
Abercrombie & Fitch Co	10,106	319			2,130
Gap Inc/The	54,686	1,043
Ltd Brands Inc	30,726	584	Retail - Regional Department Store (0.22%)
Nordstrom Inc	18,986	656	Kohl's Corp (a)	35,218	1,774
Ross Stores Inc	14,369	660	Macy's Inc	48,359	770
		3,262			2,544
Retail - Auto Parts (0.10%)			Retail - Restaurants (1.06%)
AutoZone Inc (a)	3,437	533	Darden Restaurants Inc	16,037	593
O'Reilly Automotive Inc (a)	15,758	595	McDonald's Corp	123,960	7,739
		1,128	Starbucks Corp (a)	85,333	1,859

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Restaurants (continued)			Telephone - Integrated (continued)
Yum! Brands Inc	53,722 $	1,838	Windstream Corp	50,167 $	517
		12,029			30,578
Rubber - Tires (0.03%)			Television (0.09%)
Goodyear Tire & Rubber Co/The (a)	27,815	371	CBS Corp	77,783	1,006

Savings & Loans - Thrifts (0.12%)			Tobacco (1.51%)
Hudson City Bancorp Inc	54,306	720	Altria Group Inc	238,023	4,727
People's United Financial Inc	40,002	647	Lorillard Inc	18,452	1,397
		1,367	Philip Morris International Inc	218,780	9,956
Schools (0.14%)			Reynolds American Inc	19,412	1,033
Apollo Group Inc (a)	14,761	894			17,113
DeVry Inc	7,098	434	Tools - Hand Held (0.11%)
Washington Post Co/The	713	310	Black & Decker Corp	6,918	447
		1,638	Snap-On Inc	6,631	271
Semiconductor Component - Integrated Circuits (0.14%)			Stanley Works/The	9,237	474
Analog Devices Inc	33,524	904			1,192
Linear Technology Corp	25,628	669	Toys (0.11%)
		1,573	Hasbro Inc	14,309	437
Semiconductor Equipment (0.25%)			Mattel Inc	41,521	819
Applied Materials Inc	153,196	1,866			1,256
KLA-Tencor Corp	19,629	553	Transport - Rail (0.92%)
Novellus Systems Inc (a)	11,142	233	Burlington Northern Santa Fe Corp	30,110	3,003
Teradyne Inc (a)	20,087	188	CSX Corp	45,091	1,932
		2,840	Norfolk Southern Corp	42,258	1,989
Steel - Producers (0.22%)			Union Pacific Corp	57,955	3,506
AK Steel Holding Corp	12,562	255			10,430
Nucor Corp	36,161	1,475	Transport - Services (1.02%)
United States Steel Corp	16,466	732	CH Robinson Worldwide Inc	19,267	1,091
		2,462	Expeditors International of Washington Inc	24,357	831
Steel - Specialty (0.04%)			FedEx Corp	35,897	2,813
Allegheny Technologies Inc	11,265	460	Ryder System Inc	6,438	234
			United Parcel Service Inc	114,038	6,588
Telecommunication Equipment (0.08%)					11,557
Harris Corp	15,130	650	Vitamins & Nutrition Products (0.09%)
Tellabs Inc	44,359	285	Mead Johnson Nutrition Co	23,490	1,062
		935
Telecommunication Equipment - Fiber Optics (0.30%)			Web Portals (1.47%)
Corning Inc	178,739	3,232	Google Inc (a)	27,697	14,664
JDS Uniphase Corp (a)	25,570	201	Yahoo! Inc (a)	136,791	2,053
		3,433			16,717
Telephone - Integrated (2.69%)			Wireless Equipment (0.98%)
AT&T Inc	677,813	17,189	American Tower Corp (a)	46,112	1,957
CenturyTel Inc	34,175	1,162	Motorola Inc (a)	265,445	1,633
Frontier Communications Corp	35,875	273	Qualcomm Inc	191,859	7,519
Qwest Communications International Inc	170,561	718			11,109
Sprint Nextel Corp (a)	341,028	1,119	TOTAL COMMON STOCKS	$ 1,099,808
Verizon Communications Inc	326,288	9,600

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2010 (unaudited)

				Portfolio Summary (unaudited)
	Principal
			Sector			Percent
	Amount	Value
	(000's)	(000's)	Consumer, Non-cyclical			23.14%
			Financial			17.36%
REPURCHASE AGREEMENTS (3.38%)			Technology			12.25%
Diversified Banking Institutions (3.38%)			Energy			11.19%
Investment in Joint Trading Account; Bank			Communications			10.80%
of America Repurchase Agreement; 0.10%			Industrial			10.19%
dated 01/29/10 maturing 02/01/10			Consumer, Cyclical			8.27%
(collateralized by Sovereign Agency			Utilities			3.46%
Issues; $11,714,000; 0.00% - 5.00%; dated			Basic Materials			3.23%
04/01/10 - 01/27/20)	$ 11,485 $	11,485	Exchange Traded Funds			0.21%
			Diversified			0.04%
Investment in Joint Trading Account; Credit			Liabilities in Excess of Other Assets, Net			(0.14%)
Suisse Repurchase Agreement; 0.10%
dated 01/29/10 maturing 02/01/10			TOTAL NET ASSETS			100.00%
(collateralized by US Treasury Note;			Other Assets Summary (unaudited)
$6,038,000; 0.88%; dated 03/31/11)	5,920	5,920
Investment in Joint Trading Account;			Asset Type			Percent
Deutsche Bank Repurchase Agreement;			Futures			3.27%
0.11% dated 01/29/10 maturing 02/01/10
(collateralized by Sovereign Agency
Issues; $10,748,000; 0.00% - 4.75%; dated
02/15/10 - 12/10/15)	10,537	10,537
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.11% dated 01/29/10 maturing 02/01/10
(collateralized by Sovereign Agency
Issues; $10,748,000; 1.13% - 3.15%; dated
12/15/11 - 01/22/15)	10,538	10,538
		38,480

TOTAL REPURCHASE AGREEMENTS	$ 38,480

Total Investments	$ 1,138,288
Liabilities in Excess of Other Assets, Net - (0.14)%		(1,600)

TOTAL NET ASSETS - 100.00%	$ 1,136,688

(a) Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $20,940 or 1.84% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 138,313
Unrealized Depreciation		(204,260)
Net Unrealized Appreciation (Depreciation)		(65,947)
Cost for federal income tax purposes		1,204,235
All dollar amounts are shown in thousands (000's)

Futures Contracts

					Current	Unrealized
				Original	Market	Appreciation/
Type		Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500; March 2010		Buy	139	$ 38,276 $	37,197 $	(1,079)
All dollar amounts are shown in thousands (000's)

Schedule of Investments
LargeCap Value Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (96.62%)			COMMON STOCKS (continued)
Advertising Agencies (0.38%)			Computers - Memory Devices (1.22%)
Omnicom Group Inc	88,599 $	3,128	EMC Corp/Massachusetts (a)	522,737 $	8,714
			Western Digital Corp (a)	38,515	1,463
Aerospace & Defense (1.13%)					10,177
Boeing Co/The	28,152	1,706
General Dynamics Corp	114,634	7,663	Consumer Products - Miscellaneous (1.11%)
		9,369	Jarden Corp	142,612	4,347
			Kimberly-Clark Corp	82,598	4,905
Agricultural Operations (0.51%)					9,252
Archer-Daniels-Midland Co	141,209	4,229
			Containers - Paper & Plastic (0.49%)
Auto - Car & Light Trucks (1.24%)			Temple-Inland Inc	234,824	4,079
Ford Motor Co (a)	950,190	10,300
			Cosmetics & Toiletries (0.63%)
Auto - Medium & Heavy Duty Trucks (0.49%)			Procter & Gamble Co	84,932	5,228
Oshkosh Corp	113,476	4,093
			Distribution & Wholesale (0.32%)
Auto/Truck Parts & Equipment - Original (0.57%)			WESCO International Inc (a)	97,422	2,701
TRW Automotive Holdings Corp (a)	204,419	4,708
			Diversified Banking Institutions (8.03%)
Cable/Satellite TV (0.89%)			Bank of America Corp	1,499,399	22,761
Comcast Corp - Class A	238,703	3,779	Citigroup Inc (a)	1,438,261	4,775
DISH Network Corp	197,747	3,611	Goldman Sachs Group Inc/The	95,872	14,258
		7,390	JP Morgan Chase & Co	604,070	23,522
			Morgan Stanley	54,556	1,461
Chemicals - Specialty (1.22%)
					66,777
Ashland Inc	125,356	5,066
Lubrizol Corp	68,929	5,079	Diversified Manufacturing Operations (5.03%)
		10,145	General Electric Co	1,852,118	29,782
			Illinois Tool Works Inc	142,490	6,211
Coal (0.53%)
			ITT Corp	120,394	5,816
Peabody Energy Corp	104,303	4,393
					41,809
Coatings & Paint (0.45%)			E-Commerce - Services (1.27%)
Valspar Corp	140,746	3,727	eBay Inc (a)	293,155	6,749
			Liberty Media Corp - Interactive (a)	367,077	3,810
Commercial Banks (1.25%)					10,559
Commerce Bancshares Inc	121,772	4,820
M&T Bank Corp	76,068	5,610	Electric - Generation (0.57%)
		10,430	AES Corp/The (a)	377,027	4,762

Commercial Services - Finance (0.97%)			Electric - Integrated (3.60%)
H&R Block Inc	178,228	3,836	Ameren Corp	157,430	4,022
Moody's Corp	154,886	4,273	Constellation Energy Group Inc	148,516	4,794
		8,109	DPL Inc	126,193	3,387
Computer Services (0.14%)			DTE Energy Co	137,608	5,785
Computer Sciences Corp (a)	23,104	1,185	FirstEnergy Corp	116,709	5,091
			Public Service Enterprise Group Inc	225,286	6,892
Computers (0.99%)					29,971
Hewlett-Packard Co	174,429	8,210	Electronic Components - Miscellaneous (0.58%)
Computers - Integrated Systems (0.36%)			Garmin Ltd	149,907	4,843
Teradata Corp (a)	105,772	2,958	Electronic Components - Semiconductors (1.19%)
			Intel Corp	346,069	6,714

Schedule of Investments
LargeCap Value Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Components - Semiconductors			Medical - Drugs (continued)
(continued)			Merck & Co Inc	255,152 $	9,742
Xilinx Inc	135,096 $	3,185	Pfizer Inc (b)	1,373,250	25,625
		9,899			47,270
Electronic Connectors (0.54%)			Medical - HMO (2.15%)
Thomas & Betts Corp (a)	133,738	4,515	UnitedHealth Group Inc	348,611	11,504
Electronics - Military (0.59%)			WellPoint Inc (a)	99,962	6,370
L-3 Communications Holdings Inc	58,502	4,876			17,874
			Medical - Wholesale Drug Distribution (1.33%)
Engineering - Research & Development Services (0.46%)			Cardinal Health Inc	200,643	6,635
URS Corp (a)	85,544	3,839	McKesson Corp	75,359	4,433
					11,068
Finance - Credit Card (1.06%)
American Express Co	234,431	8,829	Medical Products (0.77%)
			CareFusion Corp (a)	215,704	5,555
Finance - Investment Banker & Broker (0.51%)			Johnson & Johnson	13,479	847
TD Ameritrade Holding Corp (a)	240,218	4,266			6,402

Finance - Other Services (0.23%)			Metal - Iron (0.53%)
NASDAQ OMX Group Inc/The (a)	106,509	1,916	Cliffs Natural Resources Inc	110,646	4,420

Food - Canned (0.60%)			Multi-Line Insurance (0.99%)
Del Monte Foods Co	436,315	4,965	American Financial Group Inc/OH	142,109	3,526
			Unitrin Inc	216,760	4,703
Food - Miscellaneous/Diversified (1.84%)					8,229
ConAgra Foods Inc	113,019	2,570	Multimedia (1.42%)
General Mills Inc	98,485	7,023	News Corp - Class A	69,561	877
Kraft Foods Inc	207,046	5,727	Time Warner Inc	21,617	594
		15,320	Viacom Inc (a)	218,092	6,355
Food - Retail (0.59%)			Walt Disney Co/The	135,325	3,999
Safeway Inc	218,330	4,901			11,825
			Music (0.17%)
Gas - Distribution (2.08%)			Warner Music Group Corp (a)	297,770	1,438
Atmos Energy Corp	120,069	3,316
Energen Corp	81,239	3,571	Office Automation & Equipment (0.85%)
NiSource Inc	357,757	5,098	Pitney Bowes Inc	49,666	1,039
UGI Corp	217,147	5,322	Xerox Corp	691,287	6,028
		17,307			7,067
Investment Management & Advisory Services (0.93%)			Oil - Field Services (1.34%)
Ameriprise Financial Inc	83,059	3,176	Halliburton Co	253,966	7,419
Federated Investors Inc	179,019	4,544	Schlumberger Ltd	58,575	3,717
		7,720			11,136
Life & Health Insurance (0.70%)			Oil & Gas Drilling (1.31%)
Unum Group	296,276	5,798	Atwood Oceanics Inc (a)	42,327	1,419
			Ensco International PLC ADR	111,432	4,349
Machinery - Construction & Mining (0.46%)			Helmerich & Payne Inc	123,406	5,162
Caterpillar Inc	74,083	3,870
					10,930
Medical - Drugs (5.68%)			Oil Company - Exploration & Production (1.88%)
Bristol-Myers Squibb Co	301,832	7,352	Anadarko Petroleum Corp	43,005	2,743
Forest Laboratories Inc (a)	153,549	4,551	Apache Corp	16,438	1,623

Schedule of Investments
LargeCap Value Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil Company - Exploration & Production			REITS - Regional Malls (0.46%)
(continued)			Simon Property Group Inc	52,856 $	3,806
Occidental Petroleum Corp	144,472 $	11,318
		15,684	Retail - Apparel & Shoe (0.55%)
Oil Company - Integrated (10.41%)			Gap Inc/The	240,134	4,582
Chevron Corp	376,919	27,183
ConocoPhillips	293,301	14,079	Retail - Building Products (0.35%)
			Home Depot Inc	102,886	2,882
Exxon Mobil Corp (b)	491,707	31,681
Hess Corp	104,879	6,061	Retail - Discount (0.39%)
Marathon Oil Corp	256,070	7,633	Big Lots Inc (a)	115,026	3,268
		86,637
Oil Field Machinery & Equipment (0.80%)			Telephone - Integrated (5.30%)
National Oilwell Varco Inc	162,705	6,655	AT&T Inc	1,084,942	27,514
			Qwest Communications International Inc	968,000	4,075
Paper & Related Products (0.64%)			Sprint Nextel Corp (a)	1,022,564	3,354
International Paper Co	234,212	5,366	Verizon Communications Inc	310,824	9,145
					44,088
Pipelines (1.57%)
Spectra Energy Corp	313,271	6,657	Transport - Rail (0.59%)
			Union Pacific Corp	80,924	4,896
Williams Cos Inc	307,602	6,410
		13,067	Transport - Services (0.77%)
Power Converter & Supply Equipment (0.55%)			FedEx Corp	40,962	3,209
Hubbell Inc	105,479	4,542	UTI Worldwide Inc	232,964	3,199
					6,408
Property & Casualty Insurance (2.38%)
Chubb Corp	142,443	7,122	Web Portals (0.03%)
			AOL Inc (a)	11,060	265
HCC Insurance Holdings Inc	125,726	3,407
Travelers Cos Inc/The	182,436	9,244	TOTAL COMMON STOCKS	$ 803,830
		19,773		Principal
				Amount	Value
Publishing - Newspapers (0.67%)				(000's)	(000's)
Gannett Co Inc	345,820	5,585
			REPURCHASE AGREEMENTS (3.44%)
Regional Banks (4.90%)			Diversified Banking Institutions (3.44%)
PNC Financial Services Group Inc	165,588	9,178	Investment in Joint Trading Account; Bank
			of America Repurchase Agreement; 0.10%
US Bancorp	373,630	9,371	dated 01/29/10 maturing 02/01/10
Wells Fargo & Co	780,586	22,192	(collateralized by Sovereign Agency
		40,741	Issues; $8,712,000; 0.00% - 5.00%; dated
			04/01/10 - 01/27/20)	$ 8,541 $	8,541
Reinsurance (0.36%)			Investment in Joint Trading Account; Credit
Endurance Specialty Holdings Ltd	83,273	2,999	Suisse Repurchase Agreement; 0.10%
			dated 01/29/10 maturing 02/01/10
REITS - Diversified (0.55%)			(collateralized by US Treasury Note;
Digital Realty Trust Inc	95,787	4,598	$4,491,000; 0.88%; dated 03/31/11)	4,403	4,403
			Investment in Joint Trading Account;
REITS - Healthcare (0.60%)			Deutsche Bank Repurchase Agreement;
			0.11% dated 01/29/10 maturing 02/01/10
Ventas Inc	118,123	4,985	(collateralized by Sovereign Agency
			Issues; $7,994,000; 0.00% - 4.75%; dated
REITS - Office Property (0.58%)			02/15/10 - 12/10/15)	7,837	7,837
Mack-Cali Realty Corp	146,860	4,791

		Schedule of Investments
		LargeCap Value Fund
		January 31, 2010 (unaudited)

	Principal
	Amount	Value
	(000's)	(000's)
REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.11% dated 01/29/10 maturing 02/01/10
(collateralized by Sovereign Agency
Issues; $7,994,000; 1.13% - 3.15%; dated
12/15/11 - 01/22/15)	$ 7,837 $	7,837
		28,618
TOTAL REPURCHASE AGREEMENTS	$ 28,618
Total Investments	$ 832,448
Liabilities in Excess of Other Assets, Net - (0.06)%		(540)
TOTAL NET ASSETS - 100.00%	$ 831,908

(a) Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $3,862 or 0.46% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 74,255
Unrealized Depreciation		(96,251)
Net Unrealized Appreciation (Depreciation)		(21,996)
Cost for federal income tax purposes		854,444
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Financial		26.96%
Energy		17.85%
Consumer, Non-cyclical		16.18%
Industrial		11.18%
Communications		9.96%
Utilities		6.26%
Technology		4.75%
Consumer, Cyclical		4.08%
Basic Materials		2.84%
Liabilities in Excess of Other Assets, Net		(0.06%)
TOTAL NET ASSETS		100.00%
Other Assets Summary (unaudited)
Asset Type		Percent
Futures		1.87%

		Futures Contracts

					Current	Unrealized
				Original	Market	Appreciation/
Type		Buy/Sell	Contracts	Value	Value	(Depreciation)
S&P 500; March 2010		Buy	58	$ 15,938	$ 15,521	$ (417)
All dollar amounts are shown in thousands (000's)

Schedule of Investments
LargeCap Value Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (95.51%)			COMMON STOCKS (continued)
Advertising Agencies (0.45%)			Auto/Truck Parts & Equipment - Original
Interpublic Group of Cos Inc (a)	1,080,845 $	6,982	(continued)
			WABCO Holdings Inc	846 $	22
Advertising Sales (0.01%)					7,410
Lamar Advertising Co (a)	7,349	210	Batteries & Battery Systems (0.00%)
			Energizer Holdings Inc (a)	1,244	69
Aerospace & Defense (2.26%)
Boeing Co/The	52,519	3,183	Beverages - Non-Alcoholic (0.63%)
General Dynamics Corp	321,593	21,499	Coca-Cola Co/The	43,705	2,371
Northrop Grumman Corp	26,470	1,498	Coca-Cola Enterprises Inc	5,971	121
Raytheon Co	176,319	9,244	Dr Pepper Snapple Group Inc	22,395	619
		35,424	PepsiCo Inc	111,881	6,670
Aerospace & Defense Equipment (0.43%)					9,781
BE Aerospace Inc (a)	6,248	140	Beverages - Wine & Spirits (0.01%)
United Technologies Corp	97,840	6,602	Brown-Forman Corp	1,688	87
		6,742
Agricultural Chemicals (0.16%)			Brewery (0.57%)
Agrium Inc	41,600	2,344	Molson Coors Brewing Co	210,539	8,843
CF Industries Holdings Inc	917	85	Broadcasting Services & Programming (0.07%)
		2,429	Discovery Communications Inc - C Shares (a)	2,182	57
Agricultural Operations (0.09%)			Liberty Global Inc - A Shares (a)	20,962	532
Archer-Daniels-Midland Co	24,865	745	Liberty Media Corp - Starz (a)	6,681	313
Bunge Ltd	10,560	621	Scripps Networks Interactive	4,581	196
		1,366			1,098
Airlines (0.42%)			Building - Mobile Home & Manufactured Housing (0.00%)
Southwest Airlines Co	582,277	6,597	Thor Industries Inc	1,888	60

Apparel Manufacturers (0.04%)			Building - Residential & Commercial (0.07%)
Polo Ralph Lauren Corp	352	29	DR Horton Inc	35,740	421
VF Corp	8,840	637	Lennar Corp	19,131	294
		666	NVR Inc (a)	614	420
Appliances (0.22%)					1,135
Whirlpool Corp	46,713	3,512	Building & Construction Products -
			Miscellaneous (0.01%)
Applications Software (0.02%)			Armstrong World Industries Inc (a)	1,269	46
Compuware Corp (a)	31,182	237	Owens Corning Inc (a)	6,177	159
					205
Auto - Car & Light Trucks (0.63%)
			Building Products - Cement & Aggregate (0.02%)
Ford Motor Co (a)	910,257	9,867
			Martin Marietta Materials Inc	3,531	280
Auto - Medium & Heavy Duty Trucks (0.66%)
Oshkosh Corp	11,522	416	Cable/Satellite TV (1.34%)
			Cablevision Systems Corp	18,477	474
PACCAR Inc	276,712	9,970
			Comcast Corp - Class A	1,099,481	17,405
		10,386
			DIRECTV (a)	46,102	1,399
Auto/Truck Parts & Equipment - Original (0.47%)			DISH Network Corp	25,909	473
Autoliv Inc (a)	10,964	470	Time Warner Cable Inc	27,758	1,210
BorgWarner Inc (a)	174,612	6,127			20,961
Johnson Controls Inc	23,798	662
TRW Automotive Holdings Corp (a)	5,604	129

Schedule of Investments
LargeCap Value Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Cellular Telecommunications (0.04%)			Commercial Services (continued)
NII Holdings Inc (a)	20,232 $	662	Weight Watchers International Inc	3,888 $	112
					721
Chemicals - Diversified (1.52%)
Dow Chemical Co/The	87,654	2,374	Commercial Services - Finance (0.02%)
EI du Pont de Nemours & Co	398,210	12,986	Equifax Inc	3,547	113
FMC Corp	142,998	7,284	Interactive Data Corp	2,149	62
Huntsman Corp	20,901	255	Total System Services Inc	5,004	72
PPG Industries Inc	16,003	939	Verisk Analytics Inc (a)	2,721	76
		23,838			323
Chemicals - Specialty (0.13%)			Computer Services (0.06%)
Albemarle Corp	11,103	397	Affiliated Computer Services Inc (a)	4,629	285
Ashland Inc	9,296	376	Computer Sciences Corp (a)	13,261	680
Cabot Corp	8,426	217	DST Systems Inc (a)	510	23
Cytec Industries Inc	6,081	227			988
Eastman Chemical Co	9,363	529	Computers (2.16%)
International Flavors & Fragrances Inc	514	20	Hewlett-Packard Co	541,173	25,473
Lubrizol Corp	950	70	IBM Corp	24,600	3,011
Terra Industries Inc	4,062	128	Research In Motion Ltd (a)	83,500	5,257
		1,964			33,741
Coal (0.54%)			Computers - Integrated Systems (0.01%)
Arch Coal Inc	20,940	441	Diebold Inc	909	24
Massey Energy Co	1,891	73	Teradata Corp (a)	4,119	115
Peabody Energy Corp	186,535	7,857			139
		8,371	Computers - Memory Devices (1.19%)
Coatings & Paint (0.04%)			EMC Corp/Massachusetts (a)	677,403	11,292
RPM International Inc	7,830	146	Seagate Technology	432,495	7,236
Sherwin-Williams Co/The	1,855	118	Western Digital Corp (a)	2,846	108
Valspar Corp	12,921	342			18,636
		606	Computers - Peripheral Equipment (0.02%)
Commercial Banks (0.56%)			Lexmark International Inc (a)	10,061	259
BancorpSouth Inc	10,739	246
Bank of Hawaii Corp	6,163	280	Consulting Services (0.02%)
BB&T Corp	61,119	1,703	SAIC Inc (a)	13,267	243
BOK Financial Corp	1,485	70	Consumer Products - Miscellaneous (0.43%)
City National Corp/CA	74,913	3,700	Clorox Co	2,024	120
Commerce Bancshares Inc	5,350	212	Fortune Brands Inc	141,606	5,887
Cullen/Frost Bankers Inc	6,663	342	Jarden Corp	11,321	345
First Citizens BancShares Inc/NC	778	131	Kimberly-Clark Corp	6,941	412
First Horizon National Corp (a)	28,562	370			6,764
Fulton Financial Corp	22,632	209
M&T Bank Corp	9,821	724	Containers - Metal & Glass (0.47%)
Regions Financial Corp	90,995	578	Ball Corp	139,956	7,109
Valley National Bancorp	19,717	271	Greif Inc	4,282	207
		8,836	Owens-Illinois Inc (a)	4,014	109
					7,425
Commercial Services (0.05%)
Convergys Corp (a)	10,974	118	Containers - Paper & Plastic (0.11%)
Quanta Services Inc (a)	26,961	491	Bemis Co Inc	13,916	390
			Packaging Corp of America	11,897	262

Schedule of Investments
LargeCap Value Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Containers - Paper & Plastic (continued)			E-Commerce - Services (continued)
Pactiv Corp (a)	2,643 $	60	IAC/InterActiveCorp (a)	6,937 $	139
Sealed Air Corp	20,438	406	Liberty Media Corp - Interactive (a)	53,072	551
Sonoco Products Co	12,863	357			2,459
Temple-Inland Inc	13,724	238	Electric - Generation (0.01%)
		1,713	AES Corp/The (a)	16,670	211
Cosmetics & Toiletries (1.56%)
Alberto-Culver Co	1,406	40	Electric - Integrated (5.01%)
Procter & Gamble Co	395,402	24,337	Allegheny Energy Inc	8,494	178
		24,377	Ameren Corp	21,005	537
			American Electric Power Co Inc	361,849	12,538
Cruise Lines (1.05%)			CMS Energy Corp	29,236	443
Carnival Corp	314,747	10,490	Consolidated Edison Inc	24,389	1,067
Royal Caribbean Cruises Ltd (a)	229,700	5,993	Dominion Resources Inc/VA	52,433	1,964
		16,483	DPL Inc	13,046	350
Data Processing & Management (0.38%)			DTE Energy Co	14,563	612
Broadridge Financial Solutions Inc	6,850	149	Duke Energy Corp	114,399	1,891
Fidelity National Information Services Inc	245,409	5,782	Edison International	25,668	855
		5,931	Entergy Corp	17,429	1,330
Distribution & Wholesale (0.09%)			Exelon Corp	310,294	14,156
Genuine Parts Co	20,549	774	FirstEnergy Corp	198,400	8,654
Ingram Micro Inc (a)	20,862	353	FPL Group Inc	31,729	1,547
Tech Data Corp (a)	6,474	264	MDU Resources Group Inc	176,791	3,893
WESCO International Inc (a)	2,219	61	Northeast Utilities	22,568	571
		1,452	NSTAR	13,767	473
			OGE Energy Corp	12,378	448
Diversified Banking Institutions (8.62%)			Pepco Holdings Inc	478,962	7,865
Bank of America Corp	1,802,208	27,357
			PG&E Corp	125,639	5,307
Citigroup Inc (a)	1,196,567	3,973
			Pinnacle West Capital Corp	13,026	467
Goldman Sachs Group Inc/The	143,082	21,279
			Progress Energy Inc	24,798	966
JP Morgan Chase & Co	1,520,836	59,221
			Public Service Enterprise Group Inc	44,972	1,376
Morgan Stanley	865,380	23,175
			SCANA Corp	15,699	559
		135,005	Southern Co	276,743	8,856
Diversified Manufacturing Operations (3.72%)			TECO Energy Inc	27,433	427
Carlisle Cos Inc	5,754	193	Westar Energy Inc	14,007	299
Crane Co	2,651	81	Xcel Energy Inc	40,498	842
Danaher Corp	9,074	647			78,471
Dover Corp	6,999	300
			Electric Products - Miscellaneous (0.02%)
Eaton Corp	13,045	799
			Molex Inc	15,512	313
General Electric Co	2,084,904	33,525
Illinois Tool Works Inc	301,730	13,152	Electronic Components - Miscellaneous (0.03%)
ITT Corp	166,032	8,021	AVX Corp	4,232	50
Leggett & Platt Inc	7,638	140	Garmin Ltd	2,257	73
Parker Hannifin Corp	12,645	707	Jabil Circuit Inc	12,142	176
Pentair Inc	9,142	279	Vishay Intertechnology Inc (a)	18,925	143
SPX Corp	6,316	344			442
		58,188
			Electronic Components - Semiconductors (0.82%)
E-Commerce - Services (0.16%)			Fairchild Semiconductor International Inc (a)	15,959	143
eBay Inc (a)	75,065	1,728	Intel Corp	582,344	11,298
Expedia Inc	1,921	41	LSI Corp (a)	83,627	417

Schedule of Investments
LargeCap Value Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Components - Semiconductors			Finance - Investment Banker & Broker (0.26%)
(continued)			Interactive Brokers Group Inc (a)	4,497 $	72
Microchip Technology Inc	1,783 $	46	Investment Technology Group Inc (a)	5,129	105
Micron Technology Inc (a)	61,855	540	Raymond James Financial Inc	12,614	319
PMC - Sierra Inc (a)	28,707	228	TD Ameritrade Holding Corp (a)	200,100	3,554
Rovi Corp (a)	4,018	116			4,050
		12,788
			Finance - Other Services (0.10%)
Electronic Connectors (0.01%)			CME Group Inc	4,927	1,413
Thomas & Betts Corp (a)	4,647	157	NASDAQ OMX Group Inc/The (a)	9,704	175
Electronic Design Automation (0.01%)					1,588
Synopsys Inc (a)	6,917	147	Food - Canned (0.02%)
			Del Monte Foods Co	25,487	290
Electronic Parts Distribution (0.04%)
Arrow Electronics Inc (a)	9,018	237	Food - Confectionery (0.06%)
Avnet Inc (a)	12,944	342	Hershey Co/The	8,276	301
		579	JM Smucker Co/The	10,451	628
Electronics - Military (0.06%)					929
L-3 Communications Holdings Inc	10,823	902	Food - Meat Products (0.05%)
			Hormel Foods Corp	8,099	314
Energy - Alternate Sources (0.02%)			Tyson Foods Inc	38,883	537
Covanta Holding Corp (a)	16,622	291			851

Engineering - Research & Development Services (0.45%)			Food - Miscellaneous/Diversified (0.44%)
Foster Wheeler AG (a)	221,800	6,206	Campbell Soup Co	8,142	270
KBR Inc	20,680	387	ConAgra Foods Inc	39,455	897
Shaw Group Inc/The (a)	1,730	56	General Mills Inc	17,065	1,217
URS Corp (a)	9,377	421	HJ Heinz Co	7,706	336
		7,070	Kraft Foods Inc	129,928	3,594
			Sara Lee Corp	46,151	560
Engines - Internal Combustion (0.32%)					6,874
Cummins Inc	112,251	5,069
			Food - Retail (0.55%)
Enterprise Software & Services (0.52%)			Kroger Co/The	340,996	7,308
CA Inc	11,541	254	Safeway Inc	37,571	843
Oracle Corp	345,100	7,958	SUPERVALU Inc	27,323	402
		8,212	Whole Foods Market Inc (a)	1,949	53
Entertainment Software (0.02%)					8,606
Activision Blizzard Inc	30,087	306	Forestry (0.07%)
			Plum Creek Timber Co Inc	13,493	488
Fiduciary Banks (0.97%)			Weyerhaeuser Co	16,649	664
Bank of New York Mellon Corp/The	495,050	14,401			1,152
State Street Corp	18,164	779
		15,180	Funeral Services & Related Items (0.02%)
			Hillenbrand Inc	4,220	77
Finance - Auto Loans (0.01%)			Service Corp International/US	32,340	248
AmeriCredit Corp (a)	8,066	169			325
Finance - Credit Card (0.23%)			Gas - Distribution (0.25%)
American Express Co	77,915	2,934	AGL Resources Inc	9,945	351
Discover Financial Services	50,347	689	Atmos Energy Corp	11,858	328
		3,623	CenterPoint Energy Inc	8,036	112
			Energen Corp	9,238	406

Schedule of Investments
LargeCap Value Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Gas - Distribution (continued)			Life & Health Insurance (1.42%)
National Fuel Gas Co	9,118 $	428	Aflac Inc	410,497 $	19,880
NiSource Inc	35,389	504	Protective Life Corp	11,026	186
Sempra Energy	21,712	1,102	Prudential Financial Inc	17,457	873
Southern Union Co	14,449	318	StanCorp Financial Group Inc	6,316	271
UGI Corp	13,953	342	Torchmark Corp	10,662	479
		3,891	Unum Group	31,133	609
Home Decoration Products (0.03%)					22,298
Newell Rubbermaid Inc	29,980	407	Linen Supply & Related Items (0.02%)
			Cintas Corp	13,905	349
Hospital Beds & Equipment (0.01%)
Kinetic Concepts Inc (a)	5,119	211	Machinery - Construction & Mining (0.11%)
			Bucyrus International Inc	7,503	393
Hotels & Motels (0.03%)			Caterpillar Inc	23,702	1,238
Choice Hotels International Inc	2,298	73	Joy Global Inc	1,393	64
Hyatt Hotels Corp (a)	1,833	54			1,695
Wyndham Worldwide Corp	12,806	269
		396	Machinery - Farm (0.39%)
			Deere & Co	122,738	6,131
Human Resources (0.03%)
Manpower Inc	10,094	523	Machinery - General Industry (0.03%)
			Gardner Denver Inc	6,692	267
Independent Power Producer (0.20%)			IDEX Corp	4,263	120
Calpine Corp (a)	19,809	217	Roper Industries Inc	1,422	71
Dynegy Inc (a)	1,271,754	2,060			458
Mirant Corp (a)	18,584	262
NRG Energy Inc (a)	23,577	568	Machinery Tools & Related Products (0.02%)
		3,107	Lincoln Electric Holdings Inc	5,479	268
Industrial Gases (0.32%)			Medical - Biomedical/Gene (0.21%)
Air Products & Chemicals Inc	13,368	1,016	Amgen Inc (a)	57,200	3,345
Airgas Inc	10,484	443
Praxair Inc	47,600	3,585	Medical - Drugs (5.34%)
		5,044	Bristol-Myers Squibb Co	60,139	1,465
			Eli Lilly & Co	38,002	1,338
Instruments - Scientific (0.11%)			Endo Pharmaceuticals Holdings Inc (a)	15,098	304
Thermo Fisher Scientific Inc (a)	36,450	1,682	Forest Laboratories Inc (a)	28,596	847
Insurance Brokers (0.14%)			Merck & Co Inc	502,091	19,170
Aon Corp	26,014	1,012	Pfizer Inc	3,245,598	60,563
Arthur J Gallagher & Co	851	19			83,687
Brown & Brown Inc	3,423	60	Medical - Generic Drugs (0.21%)
Erie Indemnity Co	986	39	Mylan Inc/PA (a)	153,004	2,789
Marsh & McLennan Cos Inc	45,429	979	Watson Pharmaceuticals Inc (a)	13,584	521
		2,109			3,310
Investment Management & Advisory Services (0.98%)			Medical - HMO (1.87%)
Ameriprise Financial Inc	348,677	13,333	Aetna Inc	33,263	997
BlackRock Inc	2,711	580	CIGNA Corp	20,092	678
Federated Investors Inc	686	17	Coventry Health Care Inc (a)	13,733	314
Franklin Resources Inc	7,786	771	UnitedHealth Group Inc	762,126	25,150
Invesco Ltd	35,931	694	WellPoint Inc (a)	33,547	2,138
		15,395			29,277

Schedule of Investments
LargeCap Value Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Hospitals (0.05%)			Multi-Line Insurance (continued)
Community Health Systems Inc (a)	5,935 $	194	Cincinnati Financial Corp	18,646 $	492
LifePoint Hospitals Inc (a)	7,002	210	CNA Financial Corp (a)	1,863	44
Tenet Healthcare Corp (a)	17,065	94	Hartford Financial Services Group Inc	35,998	863
Universal Health Services Inc	10,934	319	Loews Corp	25,817	923
		817	MetLife Inc	425,635	15,033
Medical - Outpatient & Home Medical Care (0.00%)			Unitrin Inc	5,421	118
Lincare Holdings Inc (a)	1,691	62			27,853
			Multimedia (2.04%)
Medical - Wholesale Drug Distribution (0.13%)			Meredith Corp	4,364	135
AmerisourceBergen Corp	4,826	131	News Corp - Class A	202,511	2,554
Cardinal Health Inc	34,138	1,129	Time Warner Inc	417,925	11,472
McKesson Corp	13,121	772	Viacom Inc (a)	48,276	1,407
		2,032	Walt Disney Co/The	553,287	16,349
Medical Information Systems (0.03%)					31,917
IMS Health Inc	18,108	392	Music (0.00%)
			Warner Music Group Corp (a)	4,502	22
Medical Instruments (0.04%)
Boston Scientific Corp (a)	76,429	660	Networking Products (0.32%)
			Cisco Systems Inc (a)	220,700	4,959
Medical Products (1.89%)
Cooper Cos Inc/The	5,819	205	Non-Hazardous Waste Disposal (0.30%)
Covidien PLC	342,344	17,309	Republic Services Inc	162,923	4,365
Hospira Inc (a)	81,500	4,127	Waste Connections Inc (a)	2,743	88
Johnson & Johnson	111,082	6,983	Waste Management Inc	6,532	209
Zimmer Holdings Inc (a)	16,944	954			4,662
		29,578
			Office Automation & Equipment (0.08%)
Metal - Aluminum (0.03%)			Pitney Bowes Inc	26,597	556
Alcoa Inc	41,218	525	Xerox Corp	76,664	669
					1,225
Metal - Copper (0.35%)
Freeport-McMoRan Copper & Gold Inc	80,643	5,378	Office Supplies & Forms (0.03%)
Southern Copper Corp	5,985	159	Avery Dennison Corp	11,810	384
		5,537
			Oil - Field Services (1.34%)
Metal - Iron (0.04%)			Baker Hughes Inc	306,630	13,884
Cliffs Natural Resources Inc	15,257	610	BJ Services Co	37,644	778
			Halliburton Co	70,677	2,065
Metal Processors & Fabrication (0.02%)
			Oil States International Inc (a)	6,387	235
Timken Co	12,474	280
			Schlumberger Ltd	51,462	3,266
Miscellaneous Manufacturers (0.02%)			SEACOR Holdings Inc (a)	2,600	183
Aptargroup Inc	8,729	310	Smith International Inc	12,911	391
			Superior Energy Services Inc (a)	10,070	231
Motion Pictures & Services (0.41%)					21,033
DreamWorks Animation SKG Inc (a)	164,629	6,411	Oil & Gas Drilling (1.00%)
Multi-Line Insurance (1.78%)			Atwood Oceanics Inc (a)	904	30
ACE Ltd	169,731	8,363	Helmerich & Payne Inc	9,349	391
Allstate Corp/The	42,256	1,265	Nabors Industries Ltd (a)	29,312	654
American Financial Group Inc/OH	11,084	275	Noble Corp	149,065	6,010
Assurant Inc	15,176	477	Patterson-UTI Energy Inc	16,902	260

Schedule of Investments
LargeCap Value Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil & Gas Drilling (continued)			Pharmacy Services (0.01%)
Pride International Inc (a)	11,920 $	353	Omnicare Inc	8,825 $	221
Rowan Cos Inc (a)	12,007	258
Transocean Ltd (a)	90,300	7,652	Physician Practice Management (0.01%)
		15,608	Mednax Inc (a)	3,993	227

Oil Company - Exploration & Production (4.70%)			Pipelines (0.25%)
Anadarko Petroleum Corp	157,194	10,026	El Paso Corp	65,734	667
Apache Corp	26,408	2,608	Oneok Inc	13,569	573
Cabot Oil & Gas Corp	13,357	511	Spectra Energy Corp	66,791	1,419
Chesapeake Energy Corp	49,332	1,223	Williams Cos Inc	60,072	1,252
Concho Resources Inc/Midland TX (a)	9,815	440			3,911
Devon Energy Corp	146,569	9,807
			Power Converter & Supply Equipment (0.02%)
EOG Resources Inc	55,817	5,047
			Hubbell Inc	6,417	276
Newfield Exploration Co (a)	10,450	511
Noble Energy Inc	17,953	1,327	Printing - Commercial (0.03%)
Occidental Petroleum Corp	293,859	23,021	RR Donnelley & Sons Co	19,621	389
Petrohawk Energy Corp (a)	184,200	4,113
Pioneer Natural Resources Co	14,690	646	Private Corrections (0.02%)
Questar Corp	15,467	642	Corrections Corp of America (a)	13,152	246
Range Resources Corp	10,521	484
Ultra Petroleum Corp (a)	220,805	10,144	Property & Casualty Insurance (0.46%)
Whiting Petroleum Corp (a)	6,550	436	Arch Capital Group Ltd (a)	6,259	448
XTO Energy Inc	60,034	2,676	Chubb Corp	33,095	1,655
		73,662	First American Corp	12,820	379
			Hanover Insurance Group Inc/The	6,090	258
Oil Company - Integrated (9.94%)			HCC Insurance Holdings Inc	14,459	392
Chevron Corp	746,689	53,851	Mercury General Corp	3,435	131
ConocoPhillips	116,722	5,603	OneBeacon Insurance Group Ltd	2,567	33
Exxon Mobil Corp	1,073,275	69,151	Progressive Corp/The	57,476	953
Hess Corp	303,168	17,520	Travelers Cos Inc/The	51,351	2,602
Marathon Oil Corp	287,808	8,580	Wesco Financial Corp	156	55
Murphy Oil Corp	19,756	1,009	WR Berkley Corp	11,637	283
		155,714			7,189
Oil Field Machinery & Equipment (0.12%)			Publishing - Newspapers (0.04%)
Cameron International Corp (a)	2,132	80	Gannett Co Inc	29,956	484
National Oilwell Varco Inc	43,300	1,771	New York Times Co/The (a)	12,459	161
		1,851			645
Oil Refining & Marketing (0.06%)			Quarrying (0.01%)
Frontier Oil Corp	2,485	31	Compass Minerals International Inc	1,946	123
Tesoro Corp/Texas	10,575	132
Valero Energy Corp	44,334	817	Racetracks (0.01%)
		980	International Speedway Corp	3,874	100
Paper & Related Products (0.44%)
International Paper Co	266,746	6,111	Real Estate Management & Services (0.02%)
			Jones Lang LaSalle Inc	5,383	307
MeadWestvaco Corp	22,050	531
Rayonier Inc	5,565	234	Regional Banks (3.87%)
		6,876	Capital One Financial Corp	171,980	6,339
			Fifth Third Bancorp	62,604	779
			KeyCorp	69,214	497

Schedule of Investments
LargeCap Value Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Regional Banks (continued)			REITS - Office Property (continued)
PNC Financial Services Group Inc	40,959 $	2,270	Brandywine Realty Trust	16,569 $	186
SunTrust Banks Inc	273,895	6,664	Corporate Office Properties Trust SBI MD	7,392	264
US Bancorp	168,926	4,237	Douglas Emmett Inc	15,631	216
Wells Fargo & Co	1,402,193	39,864	HRPT Properties Trust	28,826	192
		60,650	Mack-Cali Realty Corp	10,080	329
Reinsurance (0.21%)			SL Green Realty Corp	9,902	450
Allied World Assurance Co Holdings Ltd	6,383	286			2,691
Aspen Insurance Holdings Ltd	10,686	284	REITS - Regional Malls (0.09%)
Axis Capital Holdings Ltd	13,157	379	Macerich Co/The	12,431	384
Endurance Specialty Holdings Ltd	4,215	152	Simon Property Group Inc	12,117	872
Everest Re Group Ltd	7,931	680	Taubman Centers Inc	6,845	217
PartnerRe Ltd	9,180	685			1,473
Reinsurance Group of America Inc	8,647	421	REITS - Shopping Centers (0.04%)
Transatlantic Holdings Inc	3,514	175	Federal Realty Investment Trust	6,629	427
Validus Holdings Ltd	10,398	275	Weingarten Realty Investors	13,454	251
		3,337			678
REITS - Apartments (0.17%)			REITS - Single Tenant (0.02%)
AvalonBay Communities Inc	10,294	789	Realty Income Corp	13,445	376
BRE Properties Inc	7,003	225
Camden Property Trust	8,595	333	REITS - Warehouse & Industrial (0.03%)
Equity Residential	23,972	768	ProLogis	37,088	467
Essex Property Trust Inc	3,754	299
UDR Inc	19,390	302	Retail - Apparel & Shoe (0.05%)
		2,716	Abercrombie & Fitch Co	5,696	180
			Chico's FAS Inc	1,274	16
REITS - Diversified (0.10%)			Foot Locker Inc	11,194	126
Duke Realty Corp	28,846	327
			Gap Inc/The	7,205	138
Liberty Property Trust	14,387	437
			Ltd Brands Inc	11,176	213
Vornado Realty Trust	13,468	871
			Phillips-Van Heusen Corp	2,016	79
		1,635
					752
REITS - Healthcare (0.13%)
			Retail - Auto Parts (0.42%)
HCP Inc	23,116	656
			Advance Auto Parts Inc	166,500	6,568
Health Care REIT Inc	7,677	330
Nationwide Health Properties Inc	3,638	120	Retail - Automobile (0.02%)
Senior Housing Properties Trust	16,362	341	AutoNation Inc (a)	8,469	152
Ventas Inc	13,699	578	CarMax Inc (a)	8,239	170
		2,025	Penske Auto Group Inc (a)	2,820	40
REITS - Hotels (0.06%)					362
Hospitality Properties Trust	15,737	348	Retail - Bookstore (0.00%)
Host Hotels & Resorts Inc (a)	53,847	571	Barnes & Noble Inc	3,262	57
		919
REITS - Mortgage (0.40%)			Retail - Building Products (1.28%)
Annaly Capital Management Inc	340,651	5,920	Home Depot Inc	140,766	3,943
Chimera Investment Corp	86,391	339	Lowe's Cos Inc	744,420	16,117
		6,259			20,060
REITS - Office Property (0.17%)			Retail - Computer Equipment (0.00%)
Alexandria Real Estate Equities Inc	4,474	267	GameStop Corp (a)	2,207	44
Boston Properties Inc	12,127	787

Schedule of Investments
LargeCap Value Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Consumer Electronics (0.02%)			Semiconductor Component - Integrated
RadioShack Corp	14,012 $	274	Circuits (continued)
			Maxim Integrated Products Inc	6,325 $	110
Retail - Discount (0.37%)					607
Big Lots Inc (a)	9,460	269	Semiconductor Equipment (0.08%)
BJ's Wholesale Club Inc (a)	5,816	196	Applied Materials Inc	104,882	1,277
Dollar General Corp (a)	1,235	29
Target Corp	104,000	5,332	Steel - Producers (0.47%)
		5,826	Nucor Corp	24,755	1,010
Retail - Drug Store (0.18%)			Reliance Steel & Aluminum Co	8,109	330
CVS Caremark Corp	89,264	2,889	Schnitzer Steel Industries Inc	497	20
			Steel Dynamics Inc	27,679	420
Retail - Jewelry (0.02%)			United States Steel Corp	125,790	5,589
Signet Jewelers Ltd (a)	10,988	301			7,369
Tiffany & Co	1,207	49	Telecommunication Equipment (0.05%)
		350	CommScope Inc (a)	12,065	328
Retail - Mail Order (0.01%)			Harris Corp	3,700	159
Williams-Sonoma Inc	7,253	138	Tellabs Inc	51,006	328
					815
Retail - Major Department Store (0.59%)
			Telecommunication Equipment - Fiber Optics (0.04%)
JC Penney Co Inc	348,864	8,662
			Corning Inc	29,236	529
Sears Holdings Corp (a)	6,412	598
			JDS Uniphase Corp (a)	13,017	102
		9,260
					631
Retail - Office Supplies (0.01%)
			Telecommunication Services (0.04%)
Office Depot Inc (a)	28,961	164
			Amdocs Ltd (a)	21,400	612
Retail - Regional Department Store (0.05%)
			Telephone - Integrated (3.99%)
Kohl's Corp (a)	2,475	125
			AT&T Inc	1,703,727	43,207
Macy's Inc	37,411	596
			CenturyTel Inc	23,369	795
		721
			Frontier Communications Corp	22,745	173
Satellite Telecommunications (0.01%)			Qwest Communications International Inc	153,543	646
EchoStar Holding Corp (a)	4,199	81	Sprint Nextel Corp (a)	224,422	736
			Verizon Communications Inc	573,300	16,866
Savings & Loans - Thrifts (0.13%)					62,423
First Niagara Financial Group Inc	24,179	332
Hudson City Bancorp Inc	26,866	356	Television (0.04%)
New York Community Bancorp Inc	25,069	377	CBS Corp	47,860	619
People's United Financial Inc	44,503	720
			Theaters (0.00%)
Washington Federal Inc	14,459	270
			Regal Entertainment Group	4,285	63
		2,055
Schools (0.00%)			Tobacco (0.78%)
Career Education Corp (a)	618	13	Lorillard Inc	2,537	192
Education Management Corp (a)	940	18	Reynolds American Inc	224,493	11,943
		31			12,135
Semiconductor Component - Integrated Circuits (0.04%)			Tools - Hand Held (0.08%)
Atmel Corp (a)	58,102	270	Black & Decker Corp	7,748	501
Cypress Semiconductor Corp (a)	1,558	16	Snap-On Inc	5,387	220
Integrated Device Technology Inc (a)	16,766	95	Stanley Works/The	10,190	522
Marvell Technology Group Ltd (a)	6,638	116			1,243

Schedule of Investments
LargeCap Value Fund I
January 31, 2010 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)
COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (continued)
Toys (0.03%)			Diversified Banking Institutions (continued)
Hasbro Inc	6,517 $	199	Investment in Joint Trading Account; Credit
Mattel Inc	10,350	204	Suisse Repurchase Agreement; 0.10%
			dated 01/29/10 maturing 02/01/10
		403	(collateralized by US Treasury Note;
Transport - Equipment & Leasing (0.01%)			$8,108,000; 0.88%; dated 03/31/11)	$ 7,949 $	7,949
GATX Corp	3,459	91	Investment in Joint Trading Account;
			Deutsche Bank Repurchase Agreement;
Transport - Marine (0.03%)			0.11% dated 01/29/10 maturing 02/01/10
			(collateralized by Sovereign Agency
Frontline Ltd/Bermuda	6,643	200	Issues; $14,432,000; 0.00% - 4.75%; dated
Kirby Corp (a)	5,503	178	02/15/10 - 12/10/15)	14,150	14,150
Overseas Shipholding Group Inc	3,018	135	Investment in Joint Trading Account;
		513	Morgan Stanley Repurchase Agreement;
			0.11% dated 01/29/10 maturing 02/01/10
Transport - Rail (0.39%)			(collateralized by Sovereign Agency
Burlington Northern Santa Fe Corp	20,703	2,065	Issues; $14,432,000; 1.13% - 3.15%; dated
CSX Corp	36,363	1,558	12/15/11 - 01/22/15)	14,149	14,149
Norfolk Southern Corp	25,158	1,184			51,669
Union Pacific Corp	21,962	1,329	TOTAL REPURCHASE AGREEMENTS	$ 51,669
		6,136	Total Investments	$ 1,547,418
Transport - Services (1.40%)			Other Assets in Excess of Liabilities, Net - 1.19%		18,640
FedEx Corp	204,847	16,050	TOTAL NET ASSETS - 100.00%	$ 1,566,058
Ryder System Inc	160,212	5,832
UTI Worldwide Inc	896	12
		21,894	(a) Non-Income Producing Security

Transport - Truck (0.01%)			Unrealized Appreciation (Depreciation)
Con-way Inc	4,225	121	The net federal income tax unrealized appreciation (depreciation) and federal tax cost
			of investments held by the fund as of the period end were as follows:
Web Portals (0.02%)
AOL Inc (a)	14,017	336	Unrealized Appreciation	$ 114,237
			Unrealized Depreciation		(86,197)
Wire & Cable Products (0.01%)			Net Unrealized Appreciation (Depreciation)		28,040
General Cable Corp (a)	6,692	195	Cost for federal income tax purposes		1,519,378
			All dollar amounts are shown in thousands (000's)
Wireless Equipment (0.11%)
Crown Castle International Corp (a)	14,689	542	Portfolio Summary (unaudited)
Motorola Inc (a)	190,225	1,170	Sector		Percent
		1,712
			Financial		24.30%
X-Ray Equipment (0.03%)			Energy		17.97%
Hologic Inc (a)	30,053	453	Consumer, Non-cyclical		15.17%
			Industrial		10.89%
TOTAL COMMON STOCKS	$ 1,495,749		Communications		8.76%
	Principal		Consumer, Cyclical		7.25%
			Utilities		5.47%
	Amount	Value	Technology		5.42%
	(000's)	(000's)	Basic Materials		3.58%
REPURCHASE AGREEMENTS (3.30%)			Other Assets in Excess of Liabilities, Net		1.19%
Diversified Banking Institutions (3.30%)			TOTAL NET ASSETS		100.00%
Investment in Joint Trading Account; Bank			Other Assets Summary (unaudited)
of America Repurchase Agreement; 0.10%
dated 01/29/10 maturing 02/01/10			Asset Type		Percent
(collateralized by Sovereign Agency			Futures		4.46%
Issues; $15,730,000; 0.00% - 5.00%; dated
04/01/10 - 01/27/20)	$ 15,421 $	15,421

Schedule of Investments
LargeCap Value Fund I
January 31, 2010 (unaudited)

Futures Contracts
				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)
S&P 500; March 2010	Buy	261	$ 72,361	$ 69,843	$ (2,518)
All dollar amounts are shown in thousands (000's)

Schedule of Investments
LargeCap Value Fund III
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (97.73%)			COMMON STOCKS (continued)
Advertising Agencies (0.02%)			Auto/Truck Parts & Equipment - Original
Interpublic Group of Cos Inc (a)	68,311 $	441	(continued)
			WABCO Holdings Inc	1,042 $	27
Advertising Sales (0.01%)					3,932
Lamar Advertising Co (a)	8,142	233	Batteries & Battery Systems (0.01%)
			Energizer Holdings Inc (a)	1,602	89
Aerospace & Defense (1.94%)
Boeing Co/The	190,921	11,570	Beverages - Non-Alcoholic (0.42%)
General Dynamics Corp	32,648	2,182	Coca-Cola Co/The	50,063	2,716
Northrop Grumman Corp	170,631	9,658	Coca-Cola Enterprises Inc	197,213	3,982
Raytheon Co	209,226	10,970	Dr Pepper Snapple Group Inc	25,652	709
		34,380			7,407
Aerospace & Defense Equipment (0.05%)			Beverages - Wine & Spirits (0.19%)
BE Aerospace Inc (a)	6,923	155	Brown-Forman Corp	2,173	111
United Technologies Corp	9,795	661	Constellation Brands Inc (a)	206,948	3,328
		816			3,439
Agricultural Chemicals (0.01%)			Brewery (0.04%)
CF Industries Holdings Inc	1,181	110	Molson Coors Brewing Co	17,216	723

Agricultural Operations (0.78%)			Broadcasting Services & Programming (0.04%)
Archer-Daniels-Midland Co	255,054	7,639	Discovery Communications Inc - C Shares (a)	2,810	74
Bunge Ltd	105,505	6,202	Liberty Media Corp - Starz (a)	7,400	347
		13,841	Scripps Networks Interactive	5,072	216
Apparel Manufacturers (0.29%)					637
Jones Apparel Group Inc	298,900	4,316	Building - Mobile Home & Manufactured Housing (0.00%)
Polo Ralph Lauren Corp	454	37	Thor Industries Inc	2,433	77
VF Corp	9,795	706
		5,059	Building - Residential & Commercial (0.64%)
Appliances (0.17%)			DR Horton Inc	196,100	2,312
Whirlpool Corp	41,043	3,086	Lennar Corp	21,197	326
			NVR Inc (a)	7,582	5,187
Applications Software (0.91%)			Pulte Homes Inc (a)	327,700	3,447
Compuware Corp (a)	34,549	262			11,272
Microsoft Corp	559,815	15,776	Building & Construction Products -
Nuance Communications Inc (a)	2,981	45	Miscellaneous (0.01%)
		16,083	Armstrong World Industries Inc (a)	1,635	60
			Owens Corning Inc (a)	6,846	176
Athletic Footwear (0.36%)
					236
Nike Inc	99,930	6,371
			Building Products - Cement & Aggregate (0.02%)
Auto - Car & Light Trucks (0.62%)			Martin Marietta Materials Inc	3,912	310
Ford Motor Co (a)	1,017,979	11,035
			Building Products - Wood (0.08%)
Auto - Medium & Heavy Duty Trucks (0.03%)			Masco Corp	106,100	1,439
Oshkosh Corp	12,765	460
			Cable/Satellite TV (2.22%)
Auto/Truck Parts & Equipment - Original (0.22%)			Cablevision Systems Corp	23,169	594
Autoliv Inc (a)	12,150	520	Comcast Corp - Class A	1,141,267	18,066
Johnson Controls Inc	26,605	741	DIRECTV (a)	292,499	8,878
TRW Automotive Holdings Corp (a)	114,814	2,644	DISH Network Corp	28,707	524

Schedule of Investments
LargeCap Value Fund III
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Cable/Satellite TV (continued)			Commercial Services (continued)
Time Warner Cable Inc	260,834 $	11,370	Quanta Services Inc (a)	29,870 $	544
		39,432	Weight Watchers International Inc	4,307	125
Cellular Telecommunications (0.28%)					799
NII Holdings Inc (a)	22,416	734	Commercial Services - Finance (0.37%)
Vodafone Group PLC ADR	199,200	4,275	Equifax Inc	3,930	126
		5,009	Interactive Data Corp	2,766	79
Chemicals - Diversified (1.62%)			Mastercard Inc	24,474	6,116
Dow Chemical Co/The	97,998	2,655	Total System Services Inc	6,447	92
EI du Pont de Nemours & Co	753,986	24,587	Verisk Analytics Inc (a)	3,509	99
FMC Corp	1,546	79			6,512
Huntsman Corp	23,158	282	Computer Services (0.27%)
PPG Industries Inc	18,063	1,060	Accenture PLC - Class A	88,200	3,615
		28,663	Affiliated Computer Services Inc (a)	5,132	316
Chemicals - Specialty (0.11%)			Computer Sciences Corp (a)	14,827	761
Albemarle Corp	12,300	440	DST Systems Inc (a)	660	30
Ashland Inc	10,298	416			4,722
Cabot Corp	9,340	241	Computers (1.09%)
Eastman Chemical Co	10,371	586	Dell Inc (a)	480,500	6,198
International Flavors & Fragrances Inc	632	25	Hewlett-Packard Co	53,582	2,522
Lubrizol Corp	1,225	90	IBM Corp	87,449	10,703
Terra Industries Inc	4,501	142			19,423
		1,940	Computers - Integrated Systems (0.01%)
Coal (0.03%)			Diebold Inc	1,175	31
Arch Coal Inc	23,203	489	Teradata Corp (a)	4,562	128
Massey Energy Co	2,439	94			159
		583	Computers - Memory Devices (0.83%)
Coatings & Paint (0.04%)			EMC Corp/Massachusetts (a)	627,017	10,453
RPM International Inc	8,675	162	Seagate Technology	6,945	116
Sherwin-Williams Co/The	2,051	130	Western Digital Corp (a)	108,248	4,112
Valspar Corp	14,317	379			14,681
		671	Computers - Peripheral Equipment (0.02%)
Commercial Banks (0.67%)			Lexmark International Inc (a)	11,147	287
Associated Banc-Corp	18,257	232
BancorpSouth Inc	11,901	272	Consulting Services (0.02%)
Bank of Hawaii Corp	6,829	311	SAIC Inc (a)	14,700	269
BB&T Corp	298,505	8,319
			Consumer Products - Miscellaneous (0.22%)
BOK Financial Corp	1,912	91
			Clorox Co	2,245	133
Commerce Bancshares Inc	5,925	235
			Fortune Brands Inc	24,030	999
Cullen/Frost Bankers Inc	7,383	379
			Jarden Corp	12,543	382
First Citizens BancShares Inc/NC	859	144
			Kimberly-Clark Corp	41,088	2,440
Fulton Financial Corp	25,076	232
					3,954
M&T Bank Corp	10,881	802
Regions Financial Corp	101,734	646	Containers - Metal & Glass (0.03%)
TCF Financial Corp	18,291	268	Ball Corp	4,695	238
		11,931	Greif Inc	4,745	230
			Owens-Illinois Inc (a)	4,446	121
Commercial Services (0.04%)					589
Convergys Corp (a)	12,161	130

Schedule of Investments
LargeCap Value Fund III
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Containers - Paper & Plastic (0.11%)			Diversified Manufacturing Operations
Bemis Co Inc	15,420 $	433	(continued)
Packaging Corp of America	13,187	291	Trinity Industries Inc	11,223 $	176
Pactiv Corp (a)	3,409	77			95,603
Sealed Air Corp	22,649	449	E-Commerce - Services (0.62%)
Sonoco Products Co	14,251	395	eBay Inc (a)	441,724	10,168
Temple-Inland Inc	15,210	264	Expedia Inc	2,361	51
		1,909	IAC/InterActiveCorp (a)	7,666	154
Cosmetics & Toiletries (0.82%)			Liberty Media Corp - Interactive (a)	58,887	611
Alberto-Culver Co	1,812	51			10,984
Procter & Gamble Co	235,418	14,490	Electric - Generation (0.01%)
		14,541	AES Corp/The (a)	18,469	233

Cruise Lines (0.04%)			Electric - Integrated (3.25%)
Carnival Corp	23,628	788	Ameren Corp	20,819	532
Data Processing & Management (0.03%)			American Electric Power Co Inc	102,035	3,536
Broadridge Financial Solutions Inc	7,594	165	CMS Energy Corp	32,393	492
Fidelity National Information Services Inc	17,959	423	Consolidated Edison Inc	27,359	1,197
		588	Constellation Energy Group Inc	4,058	131
			Dominion Resources Inc/VA	265,827	9,958
Distribution & Wholesale (0.09%)			DPL Inc	14,456	388
Genuine Parts Co	22,770	858	DTE Energy Co	16,340	687
Ingram Micro Inc (a)	23,114	391	Duke Energy Corp	128,340	2,122
Tech Data Corp (a)	7,172	292	Edison International	131,995	4,398
WESCO International Inc (a)	2,860	79	Entergy Corp	19,555	1,492
		1,620	Exelon Corp	59,968	2,736
Diversified Banking Institutions (7.98%)			FirstEnergy Corp	30,396	1,326
Bank of America Corp	2,732,630	41,481	FPL Group Inc	198,496	9,679
Citigroup Inc (a)	2,685,273	8,915	MDU Resources Group Inc	26,267	578
Deutsche Bank AG	90,400	5,512	Northeast Utilities	25,009	633
Goldman Sachs Group Inc/The	166,857	24,815	NSTAR	15,254	524
JP Morgan Chase & Co	1,288,907	50,190	OGE Energy Corp	13,713	497
Morgan Stanley	400,345	10,721	PG&E Corp	215,324	9,095
		141,634	Pinnacle West Capital Corp	14,434	517
Diversified Manufacturing Operations (5.39%)			Progress Energy Inc	27,824	1,084
Carlisle Cos Inc	6,374	214	Public Service Enterprise Group Inc	50,451	1,543
Crane Co	3,420	104	SCANA Corp	17,394	619
Danaher Corp	10,194	727	Southern Co	68,914	2,205
Eaton Corp	14,588	893	TECO Energy Inc	30,397	473
General Electric Co	3,460,837	55,650	Westar Energy Inc	15,520	331
Honeywell International Inc	377,200	14,575	Xcel Energy Inc	45,435	944
Illinois Tool Works Inc	46,832	2,041			57,717
Ingersoll-Rand PLC	211,700	6,872	Electric Products - Miscellaneous (0.02%)
ITT Corp	173,523	8,383	Molex Inc	17,188	346
Leggett & Platt Inc	8,458	155
Parker Hannifin Corp	14,139	791	Electronic Components - Miscellaneous (0.82%)
Pentair Inc	10,132	309	AVX Corp	5,454	65
SPX Corp	43,095	2,346	Garmin Ltd	131,410	4,246
Textron Inc	121,200	2,367	Jabil Circuit Inc	13,453	195
			Tyco Electronics Ltd	400,000	9,952

Schedule of Investments
LargeCap Value Fund III
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Components - Miscellaneous			Finance - Credit Card (0.23%)
(continued)			American Express Co	88,753 $	3,342
Vishay Intertechnology Inc (a)	20,963 $	158	Discover Financial Services	57,353	785
		14,616			4,127
Electronic Components - Semiconductors (0.75%)			Finance - Investment Banker & Broker (0.03%)
Fairchild Semiconductor International Inc (a)	17,682	159	Interactive Brokers Group Inc (a)	5,798	92
Intel Corp	598,389	11,609	Investment Technology Group Inc (a)	5,682	116
Intersil Corp	8,780	118	Raymond James Financial Inc	13,979	354
LSI Corp (a)	92,656	462			562
Microchip Technology Inc	2,300	59
Micron Technology Inc (a)	69,180	603	Finance - Other Services (0.10%)
PMC - Sierra Inc (a)	31,805	253	CME Group Inc	5,504	1,579
Rovi Corp (a)	4,451	129	NASDAQ OMX Group Inc/The (a)	10,752	193
		13,392			1,772
Electronic Connectors (0.01%)			Food - Canned (0.02%)
Thomas & Betts Corp (a)	5,149	174	Del Monte Foods Co	28,235	321

Electronic Design Automation (0.01%)			Food - Confectionery (0.06%)
Synopsys Inc (a)	7,677	163	Hershey Co/The	9,168	334
			JM Smucker Co/The	11,967	719
Electronic Parts Distribution (0.04%)					1,053
Arrow Electronics Inc (a)	9,988	263	Food - Dairy Products (0.19%)
Avnet Inc (a)	14,345	379	Dean Foods Co (a)	190,800	3,364
		642
Electronics - Military (0.06%)			Food - Meat Products (0.36%)
L-3 Communications Holdings Inc	12,161	1,013	Hormel Foods Corp	8,974	348
			Smithfield Foods Inc (a)	118,800	1,789
Energy - Alternate Sources (0.02%)			Tyson Foods Inc	311,080	4,299
Covanta Holding Corp (a)	18,419	322			6,436
			Food - Miscellaneous/Diversified (0.72%)
Engineering - Research & Development Services (0.05%)
			Campbell Soup Co	9,023	299
KBR Inc	22,915	429
			ConAgra Foods Inc	45,190	1,028
Shaw Group Inc/The (a)	2,228	72
			General Mills Inc	19,549	1,394
URS Corp (a)	10,393	467
			HJ Heinz Co	8,536	372
		968
			Kraft Foods Inc	329,221	9,106
Engines - Internal Combustion (0.42%)			Sara Lee Corp	52,862	642
Cummins Inc	165,611	7,479			12,841

Enterprise Software & Services (0.86%)			Food - Retail (0.32%)
CA Inc	355,388	7,833	Safeway Inc	43,040	966
Oracle Corp	318,530	7,345	SUPERVALU Inc	321,570	4,730
		15,178	Whole Foods Market Inc (a)	2,517	69
					5,765
Fiduciary Banks (0.19%)
Bank of New York Mellon Corp/The	83,708	2,435	Food - Wholesale & Distribution (0.44%)
State Street Corp	20,309	871	Sysco Corp	278,300	7,790
		3,306
			Forestry (0.07%)
Finance - Auto Loans (0.01%)			Plum Creek Timber Co Inc	14,949	541
AmeriCredit Corp (a)	8,935	187	Weyerhaeuser Co	18,618	743
					1,284

Schedule of Investments
LargeCap Value Fund III
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Funeral Services & Related Items (0.02%)			Instruments - Scientific (0.10%)
Hillenbrand Inc	5,437 $	100	Thermo Fisher Scientific Inc (a)	39,498 $	1,823
Service Corp International/US	35,835	275
		375	Insurance Brokers (0.14%)
			Aon Corp	29,633	1,153
Gas - Distribution (0.48%)			Arthur J Gallagher & Co	1,042	23
AGL Resources Inc	11,019	389	Brown & Brown Inc	4,413	77
Atmos Energy Corp	13,137	363	Erie Indemnity Co	1,275	50
CenterPoint Energy Inc	8,908	124	Marsh & McLennan Cos Inc	51,748	1,116
Energen Corp	10,238	450			2,419
National Fuel Gas Co	10,105	474
NiSource Inc	328,511	4,682	Internet Security (0.41%)
Sempra Energy	24,360	1,236	Symantec Corp (a)	427,600	7,248
Southern Union Co	15,886	350
			Investment Management & Advisory Services (1.92%)
UGI Corp	15,459	379
			Ameriprise Financial Inc	372,547	14,246
		8,447
			BlackRock Inc	30,004	6,416
Gold Mining (0.01%)			Federated Investors Inc	842	21
Royal Gold Inc	3,669	156	Franklin Resources Inc	127,663	12,643
			Invesco Ltd	40,935	790
Home Decoration Products (0.03%)					34,116
Newell Rubbermaid Inc	33,218	451
			Life & Health Insurance (0.34%)
Hospital Beds & Equipment (0.02%)			Protective Life Corp	12,221	206
Hill-Rom Holdings Inc	5,359	125	Prudential Financial Inc	19,516	976
Kinetic Concepts Inc (a)	5,676	235	StanCorp Financial Group Inc	7,001	301
		360	Torchmark Corp	11,812	530
Hotels & Motels (0.03%)			Unum Group	204,869	4,009
Choice Hotels International Inc	2,959	94			6,022
Hyatt Hotels Corp (a)	2,361	70	Linen Supply & Related Items (0.02%)
Wyndham Worldwide Corp	14,190	298	Cintas Corp	15,387	386
		462
			Machinery - Construction & Mining (0.11%)
Human Resources (0.03%)			Bucyrus International Inc	8,314	436
Manpower Inc	11,185	579	Caterpillar Inc	26,499	1,384
Independent Power Producer (0.18%)			Joy Global Inc	1,796	82
Calpine Corp (a)	21,950	240			1,902
Mirant Corp (a)	20,592	290	Machinery - Farm (0.88%)
NRG Energy Inc (a)	37,880	913	Deere & Co	313,497	15,659
RRI Energy Inc (a)	341,970	1,693
		3,136	Machinery - General Industry (0.03%)
			Gardner Denver Inc	7,417	296
Industrial Automation & Robots (0.05%)			IDEX Corp	4,723	133
Rockwell Automation Inc/DE	18,225	879	Roper Industries Inc	1,835	92
Industrial Gases (0.31%)					521
Air Products & Chemicals Inc	15,093	1,146	Machinery Tools & Related Products (0.02%)
Airgas Inc	11,613	491	Lincoln Electric Holdings Inc	6,069	296
Praxair Inc	50,700	3,819
		5,456	Medical - Drugs (5.93%)
			Bristol-Myers Squibb Co	399,132	9,723
			Eli Lilly & Co	42,491	1,496
			Endo Pharmaceuticals Holdings Inc (a)	16,729	336

Schedule of Investments
LargeCap Value Fund III
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Drugs (continued)			Metal Processors & Fabrication (continued)
Forest Laboratories Inc (a)	30,990 $	919	Timken Co	13,824 $	310
Merck & Co Inc	888,357	33,917			531
Pfizer Inc	3,149,663	58,773	Miscellaneous Manufacturers (0.02%)
		105,164	Aptargroup Inc	9,672	343
Medical - Generic Drugs (0.39%)
Mylan Inc/PA (a)	12,416	226	Motion Pictures & Services (0.02%)
Teva Pharmaceutical Industries Ltd ADR	109,400	6,205	DreamWorks Animation SKG Inc (a)	10,337	403
Watson Pharmaceuticals Inc (a)	15,055	578
			Multi-Line Insurance (2.46%)
		7,009
			ACE Ltd	266,861	13,148
Medical - HMO (1.05%)			Allstate Corp/The	91,542	2,740
Aetna Inc	248,044	7,434	American Financial Group Inc/OH	12,278	305
CIGNA Corp	26,200	885	Assurant Inc	16,817	529
Coventry Health Care Inc (a)	15,221	348	Cincinnati Financial Corp	20,659	545
UnitedHealth Group Inc	215,910	7,125	Hartford Financial Services Group Inc	33,734	809
WellPoint Inc (a)	43,749	2,788	Loews Corp	28,861	1,032
		18,580	MetLife Inc	558,128	19,713
Medical - Hospitals (0.01%)			Unitrin Inc	6,008	130
Tenet Healthcare Corp (a)	21,999	122	XL Capital Ltd	279,600	4,689
					43,640
Medical - Wholesale Drug Distribution (0.12%)			Multimedia (2.64%)
AmerisourceBergen Corp	5,349	146	Meredith Corp	4,839	150
Cardinal Health Inc	36,994	1,223	News Corp - Class A	1,018,497	12,843
McKesson Corp	14,223	837	Time Warner Inc	517,286	14,199
		2,206	Viacom Inc (a)	215,516	6,280
Medical Instruments (0.04%)			Walt Disney Co/The	449,800	13,292
Boston Scientific Corp (a)	85,449	737			46,764

Medical Products (1.90%)			Music (0.00%)
Becton Dickinson and Co	105,400	7,944	Warner Music Group Corp (a)	5,803	28
Cooper Cos Inc/The	6,451	228
			Networking Products (0.83%)
Covidien PLC	151,217	7,645	Cisco Systems Inc (a)	659,043	14,809
Hospira Inc (a)	17,000	861
Johnson & Johnson	254,170	15,977	Non-Hazardous Waste Disposal (0.04%)
Zimmer Holdings Inc (a)	18,945	1,067	Republic Services Inc	22,942	614
		33,722	Waste Connections Inc (a)	3,042	98
Metal - Aluminum (0.03%)					712
Alcoa Inc	46,083	587	Office Automation & Equipment (0.08%)
			Pitney Bowes Inc	29,472	616
Metal - Copper (0.08%)			Xerox Corp	85,742	748
Freeport-McMoRan Copper & Gold Inc	17,770	1,185			1,364
Southern Copper Corp	6,635	177
		1,362	Office Supplies & Forms (0.02%)
			Avery Dennison Corp	13,087	425
Metal - Iron (0.04%)
Cliffs Natural Resources Inc	16,906	675	Oil - Field Services (0.60%)
			Baker Hughes Inc	37,330	1,690
Metal Processors & Fabrication (0.03%)			BJ Services Co	41,705	862
Commercial Metals Co	16,069	221	Halliburton Co	108,075	3,157
			Helix Energy Solutions Group Inc (a)	14,765	157

Schedule of Investments
LargeCap Value Fund III
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil - Field Services (continued)			Oil Field Machinery & Equipment (continued)
Oil States International Inc (a)	7,078 $	261	National Oilwell Varco Inc	50,373 $	2,060
Schlumberger Ltd	57,535	3,651			2,164
SEACOR Holdings Inc (a)	2,882	202	Oil Refining & Marketing (0.52%)
Smith International Inc	14,307	434	Frontier Oil Corp	3,204	40
Superior Energy Services Inc (a)	11,158	256	Tesoro Corp/Texas	11,718	146
		10,670	Valero Energy Corp	487,169	8,974
Oil & Gas Drilling (0.44%)					9,160
Atwood Oceanics Inc (a)	1,164	39	Paper & Related Products (0.11%)
Ensco International PLC ADR	97,700	3,813	International Paper Co	47,469	1,088
Helmerich & Payne Inc	10,360	433	MeadWestvaco Corp	24,433	588
Nabors Industries Ltd (a)	34,099	760	Rayonier Inc	6,169	259
Patterson-UTI Energy Inc	18,724	288			1,935
Pride International Inc (a)	13,208	391
Rowan Cos Inc (a)	101,103	2,172	Physician Practice Management (0.01%)
		7,896	Mednax Inc (a)	4,422	251
Oil Company - Exploration & Production (6.89%)			Pipelines (0.25%)
Anadarko Petroleum Corp	304,240	19,404	El Paso Corp	72,619	737
Apache Corp	215,257	21,261	Oneok Inc	15,038	635
Cabot Oil & Gas Corp	14,798	566	Spectra Energy Corp	77,700	1,651
Chesapeake Energy Corp	55,151	1,367	Williams Cos Inc	69,884	1,456
Cimarex Energy Co	130,100	6,402			4,479
Concho Resources Inc/Midland TX (a)	10,875	488	Power Converter & Supply Equipment (0.02%)
Devon Energy Corp	318,248	21,294	Hubbell Inc	7,111	306
EOG Resources Inc	22,043	1,993
EQT Corp	98,000	4,314	Printing - Commercial (0.02%)
Forest Oil Corp (a)	186,600	4,501	RR Donnelley & Sons Co	21,739	431
Newfield Exploration Co (a)	11,678	572
Nexen Inc	239,700	5,259	Private Corrections (0.02%)
Noble Energy Inc	20,885	1,544	Corrections Corp of America (a)	14,573	273
Occidental Petroleum Corp	353,074	27,660
Pioneer Natural Resources Co	16,274	716	Property & Casualty Insurance (1.85%)
Questar Corp	17,354	720	Arch Capital Group Ltd (a)	6,934	496
Range Resources Corp	11,761	541	Chubb Corp	57,998	2,900
Whiting Petroleum Corp (a)	7,260	483	First American Corp	14,201	420
XTO Energy Inc	69,834	3,112	Hanover Insurance Group Inc/The	6,746	286
		122,197	HCC Insurance Holdings Inc	16,019	434
			Mercury General Corp	3,807	145
Oil Company - Integrated (7.40%)			OneBeacon Insurance Group Ltd	3,314	43
Chevron Corp	621,265	44,806	Progressive Corp/The	65,472	1,086
ConocoPhillips	495,496	23,784	Travelers Cos Inc/The	525,238	26,614
Exxon Mobil Corp	884,442	56,984	Wesco Financial Corp	194	68
Hess Corp	34,986	2,022	WR Berkley Corp	12,893	314
Marathon Oil Corp	85,266	2,542			32,806
Murphy Oil Corp	22,986	1,174
		131,312	Publishing - Newspapers (0.04%)
			Gannett Co Inc	33,191	536
Oil Field Machinery & Equipment (0.12%)			New York Times Co/The (a)	13,802	178
Cameron International Corp (a)	2,749	104			714

Schedule of Investments
LargeCap Value Fund III
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Quarrying (0.03%)			REITS - Healthcare (continued)
Vulcan Materials Co	11,007 $	486	Ventas Inc	15,765 $	665
					2,268
Racetracks (0.01%)
International Speedway Corp	4,290	110	REITS - Hotels (0.06%)
			Hospitality Properties Trust	17,438	385
Real Estate Management & Services (0.02%)			Host Hotels & Resorts Inc (a)	61,959	657
Jones Lang LaSalle Inc	5,964	340			1,042
			REITS - Mortgage (0.07%)
Regional Banks (3.68%)			Annaly Capital Management Inc	54,831	953
Capital One Financial Corp	28,563	1,053	Chimera Investment Corp	95,721	375
Comerica Inc	21,579	745			1,328
Fifth Third Bancorp	70,050	871
PNC Financial Services Group Inc	45,639	2,530	REITS - Office Property (0.17%)
SunTrust Banks Inc	43,932	1,069	Alexandria Real Estate Equities Inc	4,955	296
US Bancorp	457,232	11,467	Boston Properties Inc	13,956	905
Wells Fargo & Co	1,672,772	47,557	Brandywine Realty Trust	18,358	206
		65,292	Corporate Office Properties Trust SBI MD	8,192	293
			Douglas Emmett Inc	17,321	240
Reinsurance (0.24%)			HRPT Properties Trust	31,938	213
Allied World Assurance Co Holdings Ltd	7,072	317	Mack-Cali Realty Corp	11,169	364
Aspen Insurance Holdings Ltd	11,839	315	SL Green Realty Corp	10,969	499
Axis Capital Holdings Ltd	14,577	420			3,016
Endurance Specialty Holdings Ltd	4,673	168
Everest Re Group Ltd	8,786	753	REITS - Regional Malls (0.09%)
PartnerRe Ltd	10,171	759	Macerich Co/The	13,774	425
Reinsurance Group of America Inc	9,578	467	Simon Property Group Inc	13,945	1,004
RenaissanceRe Holdings Ltd	8,902	482	Taubman Centers Inc	7,583	240
Transatlantic Holdings Inc	3,896	194			1,669
Validus Holdings Ltd	11,518	305	REITS - Shopping Centers (0.04%)
		4,180	Federal Realty Investment Trust	7,344	473
REITS - Apartments (0.16%)			Weingarten Realty Investors	14,911	278
AvalonBay Communities Inc	8,047	617			751
BRE Properties Inc	7,760	249	REITS - Single Tenant (0.02%)
Camden Property Trust	9,523	369	Realty Income Corp	14,894	416
Equity Residential	27,581	884
Essex Property Trust Inc	4,157	331	REITS - Warehouse & Industrial (0.03%)
UDR Inc	21,484	334	ProLogis	41,682	525
		2,784
			Rental - Auto & Equipment (0.12%)
REITS - Diversified (0.10%)			Hertz Global Holdings Inc (a)	206,400	2,138
Duke Realty Corp	31,961	362
Liberty Property Trust	15,942	485	Retail - Apparel & Shoe (1.13%)
Vornado Realty Trust	13,553	876	Abercrombie & Fitch Co	6,308	199
		1,723	Chico's FAS Inc	1,569	20
REITS - Healthcare (0.13%)			Foot Locker Inc	199,805	2,256
HCP Inc	25,614	726	Gap Inc/The	665,688	12,702
Health Care REIT Inc	8,509	366	Ltd Brands Inc	252,383	4,800
Nationwide Health Properties Inc	4,029	133	Phillips-Van Heusen Corp	2,600	102
Senior Housing Properties Trust	18,131	378			20,079
			Retail - Automobile (0.02%)
			AutoNation Inc (a)	9,384	169

Schedule of Investments
LargeCap Value Fund III
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Automobile (continued)			Savings & Loans - Thrifts (continued)
CarMax Inc (a)	9,129 $	188	People's United Financial Inc	49,304 $	797
Penske Auto Group Inc (a)	3,464	49	TFS Financial Corp	10,465	135
		406	Washington Federal Inc	16,031	299
Retail - Bookstore (0.00%)					2,902
Barnes & Noble Inc	4,207	74	Schools (0.02%)
			Career Education Corp (a)	759	16
Retail - Building Products (1.09%)			Education Management Corp (a)	1,214	23
Home Depot Inc	341,126	9,555	Washington Post Co/The	876	381
Lowe's Cos Inc	454,738	9,845			420
		19,400
			Semiconductor Component - Integrated Circuits (0.04%)
Retail - Computer Equipment (0.00%)			Atmel Corp (a)	64,376	299
GameStop Corp (a)	2,843	56	Cypress Semiconductor Corp (a)	2,012	20
			Integrated Device Technology Inc (a)	18,574	105
Retail - Consumer Electronics (0.02%)
			Marvell Technology Group Ltd (a)	7,355	128
RadioShack Corp	15,526	303
			Maxim Integrated Products Inc	7,006	123
Retail - Discount (0.03%)					675
Big Lots Inc (a)	10,481	298	Semiconductor Equipment (0.08%)
BJ's Wholesale Club Inc (a)	6,447	218	Applied Materials Inc	117,087	1,426
Dollar General Corp (a)	1,596	37
		553	Steel - Producers (0.93%)
			AK Steel Holding Corp	173,100	3,521
Retail - Drug Store (0.61%)
			Nucor Corp	197,181	8,045
CVS Caremark Corp	334,073	10,814
			Reliance Steel & Aluminum Co	8,985	366
Retail - Jewelry (0.02%)			Steel Dynamics Inc	261,125	3,964
Signet Jewelers Ltd (a)	12,178	333	United States Steel Corp	12,621	561
Tiffany & Co	1,486	61			16,457
		394	Telecommunication Equipment (0.05%)
Retail - Mail Order (0.01%)			CommScope Inc (a)	13,364	364
Williams-Sonoma Inc	8,038	153	Harris Corp	4,102	176
			Tellabs Inc	56,516	363
Retail - Major Department Store (0.12%)					903
JC Penney Co Inc	61,361	1,523	Telecommunication Equipment - Fiber Optics (1.30%)
Sears Holdings Corp (a)	7,106	663	Corning Inc	1,176,993	21,280
		2,186	JDS Uniphase Corp (a)	230,523	1,812
Retail - Office Supplies (0.20%)					23,092
Office Depot Inc (a)	635,188	3,608	Telecommunication Services (0.04%)
Retail - Regional Department Store (0.36%)			Amdocs Ltd (a)	23,713	678
Kohl's Corp (a)	2,743	138	Telephone - Integrated (4.36%)
Macy's Inc	397,449	6,332	AT&T Inc	2,176,166	55,188
		6,470	CenturyTel Inc	34,271	1,165
Satellite Telecommunications (0.01%)			Frontier Communications Corp	25,197	192
EchoStar Holding Corp (a)	5,416	104	Qwest Communications International Inc	129,699	546
			Sprint Nextel Corp (a)	2,073,910	6,802
Savings & Loans - Thrifts (0.16%)			Verizon Communications Inc	446,412	13,133
First Niagara Financial Group Inc	26,866	369	Windstream Corp	34,781	359
Hudson City Bancorp Inc	29,726	394			77,385
New York Community Bancorp Inc	60,429	908

Schedule of Investments
LargeCap Value Fund III
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Television (0.37%)			Wireless Equipment (continued)
CBS Corp	504,607 $	6,525	Nokia OYJ ADR	396,200 $	5,424
					14,570
Theaters (0.00%)
Regal Entertainment Group	5,526	82	X-Ray Equipment (0.03%)
			Hologic Inc (a)	33,041	498
Tobacco (1.35%)			TOTAL COMMON STOCKS	$ 1,734,275
Altria Group Inc	234,500	4,657		Principal
Lorillard Inc	2,810	213		Amount	Value
Philip Morris International Inc	259,251	11,799		(000's)	(000's)
Reynolds American Inc	138,255	7,355	REPURCHASE AGREEMENTS (1.61%)
		24,024	Diversified Banking Institutions (1.61%)
Tools - Hand Held (0.08%)			Investment in Joint Trading Account; Bank
			of America Repurchase Agreement; 0.10%
Black & Decker Corp	8,586	555	dated 01/29/10 maturing 02/01/10
Snap-On Inc	5,969	244	(collateralized by Sovereign Agency
Stanley Works/The	11,291	579	Issues; $8,674,000; 0.00% - 5.00%; dated
		1,378	04/01/10 - 01/27/20)	$ 8,504 $	8,504
			Investment in Joint Trading Account; Credit
Toys (0.03%)			Suisse Repurchase Agreement; 0.10%
Hasbro Inc	7,222	221	dated 01/29/10 maturing 02/01/10
Mattel Inc	11,468	226	(collateralized by US Treasury Note;
			$4,471,000; 0.88%; dated 03/31/11)	4,384	4,384
		447
			Investment in Joint Trading Account;
Transport - Marine (0.02%)			Deutsche Bank Repurchase Agreement;
Kirby Corp (a)	6,097	198	0.11% dated 01/29/10 maturing 02/01/10
			(collateralized by Sovereign Agency
Overseas Shipholding Group Inc	3,343	149	Issues; $7,959,000; 0.00% - 4.75%; dated
		347	02/15/10 - 12/10/15)	7,803	7,803
Transport - Rail (0.79%)			Investment in Joint Trading Account;
			Morgan Stanley Repurchase Agreement;
Burlington Northern Santa Fe Corp	23,146	2,308	0.11% dated 01/29/10 maturing 02/01/10
CSX Corp	40,840	1,751	(collateralized by Sovereign Agency
Norfolk Southern Corp	28,124	1,324	Issues; $7,959,000; 1.13% - 3.15%; dated
Union Pacific Corp	143,427	8,677	12/15/11 - 01/22/15)	7,803	7,803
		14,060			28,494
Transport - Services (0.56%)			TOTAL REPURCHASE AGREEMENTS	$ 28,494
FedEx Corp	121,926	9,553	Total Investments	$ 1,762,769
Ryder System Inc	7,981	290	Other Assets in Excess of Liabilities, Net - 0.66%		11,715
UTI Worldwide Inc	1,098	15	TOTAL NET ASSETS - 100.00%	$ 1,774,484
		9,858
Transport - Truck (0.01%)
			(a) Non-Income Producing Security
Con-way Inc	4,683	134

Web Portals (0.07%)			Unrealized Appreciation (Depreciation)
AOL Inc (a)	51,812	1,242	The net federal income tax unrealized appreciation (depreciation) and federal tax cost
			of investments held by the fund as of the period end were as follows:

Wire & Cable Products (0.01%)			Unrealized Appreciation	$ 154,686
General Cable Corp (a)	7,417	216	Unrealized Depreciation		(122,343)
Wireless Equipment (0.82%)			Net Unrealized Appreciation (Depreciation)		32,343
Crown Castle International Corp (a)	16,423	607	Cost for federal income tax purposes		1,730,426
			All dollar amounts are shown in thousands (000's)
Motorola Inc (a)	1,388,542	8,539

	Schedule of Investments
	LargeCap Value Fund III
	January 31, 2010 (unaudited)
Portfolio Summary (unaudited)
Sector	Percent
Financial	22.50%
Energy	16.27%
Consumer, Non-cyclical	15.87%
Communications	14.13%
Industrial	11.81%
Consumer, Cyclical	6.50%
Technology	4.97%
Utilities	3.92%
Basic Materials	3.37%
Other Assets in Excess of Liabilities, Net	0.66%
TOTAL NET ASSETS	100.00%
Other Assets Summary (unaudited)
Asset Type	Percent
Futures	2.25%

	Futures Contracts
				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)
S&P 500; March 2010	Buy	149	$ 42,189	$ 39,872	$ (2,317)
All dollar amounts are shown in thousands (000's)

Schedule of Investments
MidCap Blend Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (98.41%)			COMMON STOCKS (continued)
Advertising Sales (0.26%)			Diversified Operations (1.09%)
Lamar Advertising Co (a)	102,512 $	2,932	Leucadia National Corp (a)	556,756 $	12,432

Aerospace & Defense Equipment (1.54%)			E-Commerce - Services (0.61%)
Alliant Techsystems Inc (a)	222,937	17,605	Liberty Media Corp - Interactive (a)	671,126	6,966

Applications Software (1.05%)			Electric - Generation (0.78%)
Intuit Inc (a)	408,107	12,084	AES Corp/The (a)	709,815	8,965

Beverages - Non-Alcoholic (0.26%)			Electric - Integrated (1.55%)
PepsiCo Inc	50,778	3,027	Allegheny Energy Inc	530,516	11,115
			SCANA Corp	187,452	6,675
Broadcasting Services & Programming (7.80%)					17,790
Discovery Communications Inc - A Shares (a)	860,226	25,514
Discovery Communications Inc - C Shares (a)	424,137	11,138	Electric - Transmission (0.07%)
Liberty Global Inc - A Shares (a)	722,754	18,344	Brookfield Infrastructure Partners LP	47,148	754
Liberty Global Inc - B Shares (a)	348,909	8,744	Electronic Components - Miscellaneous (1.01%)
Liberty Media Corp - Capital Series A (a)	866,708	22,439	Gentex Corp	605,841	11,614
Liberty Media Corp - Starz (a)	68,022	3,190
		89,369	Electronic Components - Semiconductors (0.41%)
Cable/Satellite TV (2.05%)			Microchip Technology Inc	183,472	4,735
DISH Network Corp	1,287,367	23,507
			Energy - Alternate Sources (2.34%)
Commercial Services (2.77%)			Covanta Holding Corp (a)	1,529,713	26,770
Iron Mountain Inc	1,389,764	31,770
			Food - Miscellaneous/Diversified (1.18%)
Commercial Services - Finance (2.98%)			Kellogg Co	248,003	13,496
Automatic Data Processing Inc	150,129	6,124
			Food - Wholesale & Distribution (1.77%)
Lender Processing Services Inc	301,234	11,676
			Sysco Corp	723,033	20,238
Paychex Inc	114,317	3,314
Western Union Co/The	703,055	13,034	Gas - Distribution (0.79%)
		34,148	National Fuel Gas Co	191,947	9,006
Consulting Services (1.93%)
SAIC Inc (a)	1,205,774	22,102	Gold Mining (4.00%)
			Franco-Nevada Corp	653,588	16,529
Consumer Products - Miscellaneous (1.87%)			Newmont Mining Corp	591,092	25,334
Clorox Co	361,616	21,397	Royal Gold Inc	94,373	4,022
					45,885
Data Processing & Management (3.51%)
			Independent Power Producer (0.95%)
Broadridge Financial Solutions Inc	333,189	7,237
			Calpine Corp (a)	998,397	10,933
Dun & Bradstreet Corp	217,443	17,172
Fidelity National Information Services Inc	668,516	15,750	Insurance Brokers (2.44%)
		40,159	Aon Corp	241,661	9,400
Dental Supplies & Equipment (1.06%)			Brown & Brown Inc	585,777	10,310
DENTSPLY International Inc	360,491	12,087	Marsh & McLennan Cos Inc	384,404	8,288
					27,998
Distribution & Wholesale (0.33%)
			Investment Companies (0.26%)
Fastenal Co	92,047	3,818
			RHJ International (a)	365,861	3,011
Diversified Manufacturing Operations (0.77%)
			Investment Management & Advisory Services (2.17%)
Tyco International Ltd	247,711	8,776
			Ameriprise Financial Inc	212,691	8,133

Schedule of Investments
MidCap Blend Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Investment Management & Advisory Services			Property & Casualty Insurance (continued)
(continued)			Mercury General Corp	210,947 $	8,062
Onex Corp	723,968 $	16,724	Progressive Corp/The	467,519	7,751
		24,857	White Mountains Insurance Group Ltd	31,350	10,047
Linen Supply & Related Items (2.15%)					48,567
Cintas Corp	983,207	24,688	Real Estate Operator & Developer (2.07%)
Medical - Drugs (1.70%)			Brookfield Asset Management Inc	907,386	18,230
Valeant Pharmaceuticals International (a)	582,803	19,507	Forest City Enterprises Inc (a)	489,052	5,531
					23,761
Medical - HMO (0.83%)			Reinsurance (2.20%)
Coventry Health Care Inc (a)	416,346	9,526	Everest Re Group Ltd	293,797	25,190

Medical - Outpatient & Home Medical Care (1.13%)			Retail - Auto Parts (4.29%)
Lincare Holdings Inc (a)	351,562	12,945	AutoZone Inc (a)	67,418	10,452
			O'Reilly Automotive Inc (a)	1,025,307	38,757
Medical Instruments (1.08%)					49,209
St Jude Medical Inc (a)	326,687	12,326
			Retail - Automobile (0.63%)
Medical Laboratory & Testing Service (2.95%)			Copart Inc (a)	213,690	7,214
Laboratory Corp of America Holdings (a)	475,056	33,777
			Retail - Major Department Store (1.45%)
Medical Products (1.44%)			TJX Cos Inc	435,765	16,564
Covidien PLC	327,375	16,552
			Retail - Restaurants (0.67%)
Motion Pictures & Services (0.10%)			Yum! Brands Inc	224,152	7,668
Ascent Media Corp (a)	43,593	1,123
			Satellite Telecommunications (0.66%)
Multi-Line Insurance (2.59%)			EchoStar Holding Corp (a)	393,078	7,547
Loews Corp	830,226	29,697
			Schools (1.29%)
Oil - Field Services (0.27%)			Washington Post Co/The	34,058	14,802
Weatherford International Ltd (a)	194,533	3,050
			Telephone - Integrated (1.18%)
Oil & Gas Drilling (0.59%)			Telephone & Data Systems Inc - Special
Nabors Industries Ltd (a)	305,048	6,803	Shares	273,558	7,774
			Telephone & Data Systems Inc	181,700	5,733
Oil Company - Exploration & Production (9.55%)					13,507
Cimarex Energy Co	426,357	20,981	Textile - Home Furnishings (0.40%)
Encore Acquisition Co (a)	603,491	28,738	Mohawk Industries Inc (a)	111,767	4,628
EOG Resources Inc	159,380	14,411
EQT Corp	457,537	20,141	Transport - Truck (0.12%)
Newfield Exploration Co (a)	79,688	3,900	Heartland Express Inc	102,251	1,420
Questar Corp	407,288	16,895
Rosetta Resources Inc (a)	213,872	4,397	Wireless Equipment (2.05%)
		109,463	American Tower Corp (a)	554,105	23,522
Pipelines (3.18%)			TOTAL COMMON STOCKS	$ 1,127,670
Spectra Energy Corp	792,601	16,843
Williams Cos Inc	937,636	19,540
		36,383
Property & Casualty Insurance (4.24%)
Markel Corp (a)	69,864	22,707

Schedule of Investments
MidCap Blend Fund
January 31, 2010 (unaudited)

			Portfolio Summary (unaudited)
	Principal
			Sector	Percent
	Amount	Value
	(000's)	(000's)	Consumer, Non-cyclical	24.23%
			Financial	17.66%
REPURCHASE AGREEMENTS (1.68%)			Energy	15.92%
Diversified Banking Institutions (1.68%)			Communications	14.61%
Investment in Joint Trading Account; Bank			Consumer, Cyclical	10.03%
of America Repurchase Agreement; 0.10%			Technology	4.97%
dated 01/29/10 maturing 02/01/10			Utilities	4.14%
(collateralized by Sovereign Agency			Basic Materials	4.00%
Issues; $5,872,000; 0.00% - 5.00%; dated			Industrial	3.44%
04/01/10 - 01/27/20)	$ 5,756 $	5,756	Diversified	1.09%
			Liabilities in Excess of Other Assets, Net	(0.09%)
Investment in Joint Trading Account; Credit
Suisse Repurchase Agreement; 0.10%			TOTAL NET ASSETS	100.00%
dated 01/29/10 maturing 02/01/10
(collateralized by US Treasury Note;
$3,027,000; 0.88%; dated 03/31/11)	2,967	2,967
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.11% dated 01/29/10 maturing 02/01/10
(collateralized by Sovereign Agency
Issues; $5,387,000; 0.00% - 4.75%; dated
02/15/10 - 12/10/15)	5,282	5,282
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.11% dated 01/29/10 maturing 02/01/10
(collateralized by Sovereign Agency
Issues; $5,387,000; 1.13% - 3.15%; dated
12/15/11 - 01/22/15)	5,282	5,282
		19,287

TOTAL REPURCHASE AGREEMENTS	$ 19,287

Total Investments	$ 1,146,957
Liabilities in Excess of Other Assets, Net - (0.09)%		(1,060)

TOTAL NET ASSETS - 100.00%	$ 1,145,897

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 121,469
Unrealized Depreciation		(126,439)
Net Unrealized Appreciation (Depreciation)		(4,970)
Cost for federal income tax purposes		1,151,927
All dollar amounts are shown in thousands (000's)

Schedule of Investments
MidCap Growth Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (97.67%)			COMMON STOCKS (continued)
Airlines (1.44%)			Electronic Measurement Instruments (2.12%)
Continental Airlines Inc (a)	75,695 $	1,392	FLIR Systems Inc (a)	68,985 $	2,041

Apparel Manufacturers (1.42%)			Food - Confectionery (1.83%)
Coach Inc	39,186	1,367	JM Smucker Co/The	29,370	1,764

Applications Software (2.86%)			Home Decoration Products (1.71%)
Red Hat Inc (a)	36,100	982	Newell Rubbermaid Inc	121,187	1,645
Salesforce.com Inc (a)	27,895	1,773
		2,755	Human Resources (2.45%)
			Emergency Medical Services Corp (a)	25,948	1,363
Audio & Video Products (1.77%)			Manpower Inc	19,290	999
Harman International Industries Inc	47,965	1,705			2,362
Coffee (1.02%)			Industrial Audio & Video Products (2.49%)
Green Mountain Coffee Roasters Inc (a)	11,600	984	Dolby Laboratories Inc (a)	47,735	2,402

Computer Aided Design (2.65%)			Industrial Automation & Robots (0.97%)
ANSYS Inc (a)	61,025	2,554	Rockwell Automation Inc/DE	19,300	931

Computer Services (2.05%)			Internet Infrastructure Software (3.11%)
Cognizant Technology Solutions Corp (a)	45,135	1,971	F5 Networks Inc (a)	60,643	2,998

Containers - Paper & Plastic (1.59%)			Internet Security (0.95%)
Packaging Corp of America	69,335	1,529	Symantec Corp (a)	54,200	919

Cosmetics & Toiletries (1.02%)			Investment Management & Advisory Services (2.03%)
Estee Lauder Cos Inc/The	18,700	982	T Rowe Price Group Inc	39,505	1,960

Decision Support Software (0.97%)			Machinery - Construction & Mining (1.37%)
MSCI Inc (a)	31,695	937	Bucyrus International Inc	25,150	1,317

Distribution & Wholesale (1.56%)			Medical - Biomedical/Gene (1.02%)
Fossil Inc (a)	45,977	1,501	Alexion Pharmaceuticals Inc (a)	21,218	984

Diversified Manufacturing Operations (2.06%)			Medical - Drugs (2.15%)
Ingersoll-Rand PLC	61,150	1,985	Shire PLC ADR	34,735	2,070

E-Commerce - Services (1.55%)			Medical Information Systems (1.69%)
Ctrip.com International Ltd ADR (a)	31,716	993	Cerner Corp (a)	21,482	1,625
NetFlix Inc (a)	8,100	504
		1,497	Medical Instruments (4.71%)
			Beckman Coulter Inc	29,900	1,954
Electronic Components - Miscellaneous (3.54%)			Edwards Lifesciences Corp (a)	21,467	1,924
Gentex Corp	125,265	2,401	Intuitive Surgical Inc (a)	2,018	662
Plexus Corp (a)	29,800	1,014			4,540
		3,415
			Medical Products (3.11%)
Electronic Components - Semiconductors (7.04%)			CareFusion Corp (a)	62,480	1,609
Broadcom Corp	65,757	1,757	Cooper Cos Inc/The	39,200	1,384
Cree Inc (a)	53,440	2,988			2,993
NVIDIA Corp (a)	132,280	2,036
		6,781	Oil - Field Services (1.05%)
			Core Laboratories NV	8,615	1,008

Schedule of Investments
MidCap Growth Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil & Gas Drilling (0.97%)			Wireless Equipment (1.79%)
Helmerich & Payne Inc	22,330 $	934	Crown Castle International Corp (a)	46,788 $	1,728
			TOTAL COMMON STOCKS	$ 94,103
Oil Company - Exploration & Production (3.24%)
Continental Resources Inc/OK (a)	39,940	1,517		Principal
Whiting Petroleum Corp (a)	24,136	1,606		Amount	Value
				(000's)	(000's)
		3,123
			REPURCHASE AGREEMENTS (0.93%)
Pharmacy Services (1.05%)			Diversified Banking Institutions (0.93%)
Express Scripts Inc (a)	12,093	1,014	Investment in Joint Trading Account; Bank
			of America Repurchase Agreement; 0.10%
Printing - Commercial (1.85%)			dated 01/29/10 maturing 02/01/10
VistaPrint NV (a)	31,890	1,786	(collateralized by Sovereign Agency
			Issues; $272,000; 0.00% - 5.00%; dated
Regional Banks (2.01%)			04/01/10 - 01/27/20)	$ 266 $	266
			Investment in Joint Trading Account; Credit
Capital One Financial Corp	52,612	1,939	Suisse Repurchase Agreement; 0.10%
			dated 01/29/10 maturing 02/01/10
Retail - Apparel & Shoe (5.46%)			(collateralized by US Treasury Note;
Chico's FAS Inc	76,365	975	$140,000; 0.88%; dated 03/31/11)	137	137
Dress Barn Inc (a)	51,385	1,210	Investment in Joint Trading Account;
Gap Inc/The	82,725	1,578	Deutsche Bank Repurchase Agreement;
			0.11% dated 01/29/10 maturing 02/01/10
Guess? Inc	37,810	1,502	(collateralized by Sovereign Agency
		5,265	Issues; $250,000; 0.00% - 4.75%; dated
Retail - Consumer Electronics (1.41%)			02/15/10 - 12/10/15)	245	245
RadioShack Corp	69,400	1,355	Investment in Joint Trading Account;
			Morgan Stanley Repurchase Agreement;
			0.11% dated 01/29/10 maturing 02/01/10
Retail - Major Department Store (1.61%)			(collateralized by Sovereign Agency
TJX Cos Inc	40,745	1,549	Issues; $250,000; 1.13% - 3.15%; dated
			12/15/11 - 01/22/15)	245	245
Retail - Restaurants (3.36%)					893
Chipotle Mexican Grill Inc (a)	13,700	1,321
			TOTAL REPURCHASE AGREEMENTS	$ 893
Panera Bread Co (a)	26,765	1,912
		3,233	Total Investments	$ 94,996
			Other Assets in Excess of Liabilities, Net - 1.40%		1,344
Steel - Specialty (0.89%)
Allegheny Technologies Inc	20,920	855	TOTAL NET ASSETS - 100.00%	$ 96,340

Telecommunication Equipment (1.99%)			(a) Non-Income Producing Security
Harris Corp	44,670	1,917

Therapeutics (1.59%)			Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Warner Chilcott PLC (a)	55,890	1,527	of investments held by the fund as of the period end were as follows:

Transactional Software (1.33%)			Unrealized Appreciation	$ 7,667
Longtop Financial Technologies Ltd ADR (a)	36,865	1,278	Unrealized Depreciation		(3,045)

Transport - Rail (2.05%)			Net Unrealized Appreciation (Depreciation)		4,622
Kansas City Southern (a)	66,595	1,978	Cost for federal income tax purposes		90,374
			All dollar amounts are shown in thousands (000's)

Web Hosting & Design (1.77%)
Equinix Inc (a)	17,748	1,708

Schedule of Investments
MidCap Growth Fund
January 31, 2010 (unaudited)
Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	21.81%
Consumer, Cyclical	19.73%
Technology	18.58%
Industrial	16.19%
Communications	11.17%
Energy	5.26%
Financial	4.97%
Basic Materials	0.89%
Other Assets in Excess of Liabilities, Net	1.40%
TOTAL NET ASSETS	100.00%

Schedule of Investments
MidCap Growth Fund III
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (96.58%)			COMMON STOCKS (continued)
Advertising Sales (0.30%)			Auto/Truck Parts & Equipment - Original
Focus Media Holding Ltd ADR (a)	270,230 $	3,626	(continued)
			WABCO Holdings Inc	15,733 $	407
Aerospace & Defense (0.37%)					1,913
Rockwell Collins Inc	72,548	3,859	Batteries & Battery Systems (0.68%)
Spirit Aerosystems Holdings Inc (a)	9,420	202	Energizer Holdings Inc (a)	150,836	8,371
TransDigm Group Inc	10,971	529
		4,590	Beverages - Non-Alcoholic (0.82%)
Aerospace & Defense Equipment (0.46%)			Coca-Cola Enterprises Inc	117,851	2,379
Alliant Techsystems Inc (a)	25,960	2,050	Hansen Natural Corp (a)	179,944	6,919
BE Aerospace Inc (a)	13,159	295	Pepsi Bottling Group Inc	18,616	693
Goodrich Corp	53,930	3,339			9,991
		5,684	Beverages - Wine & Spirits (0.13%)
Agricultural Chemicals (0.63%)			Brown-Forman Corp	30,664	1,574
CF Industries Holdings Inc	82,646	7,674	Brewery (0.01%)
Airlines (1.13%)			Molson Coors Brewing Co	2,075	87
Allegiant Travel Co (a)	21,550	1,104	Broadcasting Services & Programming (0.16%)
AMR Corp (a)	55,241	382	Discovery Communications Inc - C Shares (a)	49,360	1,296
Continental Airlines Inc (a)	462,379	8,503	Scripps Networks Interactive	14,761	630
Copa Holdings SA	30,622	1,592			1,926
Delta Air Lines Inc (a)	148,813	1,820
Southwest Airlines Co	38,403	435	Building - Residential & Commercial (0.87%)
		13,836	NVR Inc (a)	2,382	1,630
			Pulte Homes Inc (a)	854,410	8,988
Apparel Manufacturers (1.44%)					10,618
Coach Inc	370,376	12,919
Hanesbrands Inc (a)	18,166	417	Building & Construction Products -
			Miscellaneous (0.10%)
Polo Ralph Lauren Corp	43,285	3,549	Armstrong World Industries Inc (a)	2,581	94
VF Corp	9,615	693	Owens Corning Inc (a)	43,396	1,117
		17,578			1,211
Applications Software (1.48%)			Building Products - Air & Heating (0.16%)
Citrix Systems Inc (a)	29,948	1,244	Lennox International Inc	52,693	2,014
Emdeon Inc (a)	17,008	259
Intuit Inc (a)	120,465	3,567	Cable/Satellite TV (0.54%)
Nuance Communications Inc (a)	33,254	500	Cablevision Systems Corp	228,200	5,851
Red Hat Inc (a)	39,169	1,066	DISH Network Corp	40,175	734
Salesforce.com Inc (a)	180,032	11,441			6,585
		18,077	Casino Hotels (0.75%)
Audio & Video Products (0.13%)			Las Vegas Sands Corp (a)	36,000	558
Harman International Industries Inc	45,200	1,607	Wynn Resorts Ltd (a)	138,690	8,582
					9,140
Auto - Medium & Heavy Duty Trucks (0.15%)
Navistar International Corp (a)	41,676	1,541	Casino Services (0.15%)
Oshkosh Corp	6,900	249	Bally Technologies Inc (a)	28,500	1,130
		1,790	International Game Technology	40,768	748
					1,878
Auto/Truck Parts & Equipment - Original (0.16%)
BorgWarner Inc (a)	17,030	597	Cellular Telecommunications (0.42%)
TRW Automotive Holdings Corp (a)	39,479	909	MetroPCS Communications Inc (a)	51,252	289
			Millicom International Cellular SA	51,970	3,707

Schedule of Investments
MidCap Growth Fund III
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Cellular Telecommunications (continued)			Commercial Services - Finance (continued)
NII Holdings Inc (a)	35,476 $	1,161	Paychex Inc	53,226 $	1,543
		5,157	SEI Investments Co	58,389	1,034
Chemicals - Diversified (0.11%)			Total System Services Inc	71,044	1,017
Celanese Corp	27,460	799			21,033
FMC Corp	10,277	524	Computer Aided Design (0.10%)
		1,323	ANSYS Inc (a)	14,411	603
Chemicals - Specialty (1.33%)			Autodesk Inc (a)	25,544	608
Albemarle Corp	1,484	53			1,211
Ashland Inc	34,304	1,386	Computer Services (0.87%)
Eastman Chemical Co	1,700	96	Affiliated Computer Services Inc (a)	34,688	2,134
Ecolab Inc	167,793	7,366	Cognizant Technology Solutions Corp (a)	140,442	6,132
International Flavors & Fragrances Inc	60,815	2,419	DST Systems Inc (a)	42,200	1,913
Lubrizol Corp	40,467	2,982	IHS Inc (a)	9,057	466
Sigma-Aldrich Corp	29,576	1,415			10,645
Terra Industries Inc	18,921	598	Computers (0.28%)
		16,315	Palm Inc (a)	333,610	3,466
Coal (1.21%)
Alpha Natural Resources Inc (a)	22,791	926	Computers - Integrated Systems (0.43%)
Consol Energy Inc	206,893	9,643	Diebold Inc	16,700	444
Massey Energy Co	13,174	508	MICROS Systems Inc (a)	56,225	1,607
Walter Energy Inc	57,461	3,730	NCR Corp (a)	183,419	2,195
		14,807	Teradata Corp (a)	35,389	990
					5,236
Coatings & Paint (0.17%)
RPM International Inc	37,949	709	Computers - Memory Devices (2.07%)
Sherwin-Williams Co/The	21,939	1,390	NetApp Inc (a)	502,392	14,635
		2,099	SanDisk Corp (a)	76,182	1,936
			Seagate Technology	234,119	3,917
Coffee (0.69%)			Western Digital Corp (a)	128,911	4,897
Green Mountain Coffee Roasters Inc (a)	99,630	8,451			25,385
Commercial Banks (0.03%)			Consulting Services (0.44%)
BOK Financial Corp	1,949	93	FTI Consulting Inc (a)	37,256	1,544
Commerce Bancshares Inc	6,146	243	Genpact Ltd (a)	17,803	247
		336	SAIC Inc (a)	195,401	3,582
Commercial Services (0.29%)					5,373
Alliance Data Systems Corp (a)	8,789	523	Consumer Products - Miscellaneous (0.34%)
Convergys Corp (a)	129,800	1,389	Clorox Co	39,058	2,311
Iron Mountain Inc	34,791	795	Scotts Miracle-Gro Co/The	47,564	1,888
TeleTech Holdings Inc (a)	38,838	739			4,199
Weight Watchers International Inc	5,170	149	Containers - Metal & Glass (0.37%)
		3,595	Ball Corp	43,144	2,191
Commercial Services - Finance (1.72%)			Crown Holdings Inc (a)	68,611	1,634
Equifax Inc	18,975	607	Owens-Illinois Inc (a)	26,395	718
Global Payments Inc	201,088	8,948			4,543
H&R Block Inc	115,056	2,476	Containers - Paper & Plastic (0.24%)
Lender Processing Services Inc	62,506	2,423	Pactiv Corp (a)	129,576	2,922
Moody's Corp	98,799	2,726
Morningstar Inc (a)	5,481	259

Schedule of Investments
MidCap Growth Fund III
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Cosmetics & Toiletries (1.58%)			Diversified Manufacturing Operations
Alberto-Culver Co	20,114 $	571	(continued)
Avon Products Inc	448,767	13,526	Teleflex Inc	18,500 $	1,057
Estee Lauder Cos Inc/The	100,827	5,295			14,511
		19,392	E-Commerce - Products (0.27%)
Data Processing & Management (0.51%)			MercadoLibre Inc (a)	88,260	3,357
Broadridge Financial Solutions Inc	95,736	2,079	E-Commerce - Services (1.38%)
CSG Systems International Inc (a)	34,900	678	Expedia Inc	31,531	675
Dun & Bradstreet Corp	12,001	948	IAC/InterActiveCorp (a)	56,400	1,132
Fidelity National Information Services Inc	46,789	1,102	NetFlix Inc (a)	41,697	2,596
Fiserv Inc (a)	31,591	1,423	Priceline.com Inc (a)	63,711	12,446
		6,230			16,849
Decision Support Software (0.44%)			Electric - Generation (0.60%)
MSCI Inc (a)	181,910	5,377	AES Corp/The (a)	578,389	7,305

Dental Supplies & Equipment (0.12%)			Electric - Integrated (0.77%)
DENTSPLY International Inc	28,289	948	Allegheny Energy Inc	17,056	357
Patterson Cos Inc (a)	19,142	547	Constellation Energy Group Inc	77,513	2,502
		1,495	DPL Inc	24,885	668
Diagnostic Kits (0.05%)			DTE Energy Co	13,200	555
IDEXX Laboratories Inc (a)	11,241	590	Northeast Utilities	28,700	727
			NV Energy Inc	121,200	1,396
Dialysis Centers (0.52%)			Pinnacle West Capital Corp	31,900	1,143
DaVita Inc (a)	106,187	6,346	PPL Corp	71,903	2,120
					9,468
Disposable Medical Products (0.13%)
CR Bard Inc	18,914	1,568	Electric - Transmission (0.04%)
			ITC Holdings Corp	9,057	487
Distribution & Wholesale (1.16%)
Fastenal Co	196,973	8,170	Electric Products - Miscellaneous (0.17%)
Ingram Micro Inc (a)	50,700	857	AMETEK Inc	17,764	647
LKQ Corp (a)	26,866	504	Molex Inc	70,444	1,420
Tech Data Corp (a)	24,800	1,011			2,067
WESCO International Inc (a)	13,943	386	Electronic Components - Miscellaneous (0.38%)
WW Grainger Inc	32,666	3,243	AVX Corp	36,125	429
		14,171	Garmin Ltd	52,802	1,706
Diversified Manufacturing Operations (1.19%)			Gentex Corp	22,865	439
Brink's Co/The	12,763	298	Jabil Circuit Inc	137,090	1,985
Carlisle Cos Inc	35,910	1,204	Vishay Intertechnology Inc (a)	11,296	85
Cooper Industries PLC	7,755	333			4,644
Crane Co	37,187	1,135	Electronic Components - Semiconductors (4.51%)
Dover Corp	25,298	1,085	Advanced Micro Devices Inc (a)	179,408	1,338
Harsco Corp	16,559	493	Altera Corp	58,392	1,245
ITT Corp	18,521	895	Broadcom Corp	352,760	9,426
Leggett & Platt Inc	27,766	507	Cree Inc (a)	114,048	6,376
Parker Hannifin Corp	113,990	6,373	MEMC Electronic Materials Inc (a)	43,235	544
Pentair Inc	24,900	760	Microchip Technology Inc	27,713	715
SPX Corp	6,813	371	Micron Technology Inc (a)	1,311,341	11,435
			National Semiconductor Corp	44,784	594
			Netlogic Microsystems Inc (a)	103,929	4,257

Schedule of Investments
MidCap Growth Fund III
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Components - Semiconductors			Entertainment Software (0.07%)
(continued)			Electronic Arts Inc (a)	53,407 $	869
NVIDIA Corp (a)	135,511 $	2,086
ON Semiconductor Corp (a)	83,654	603	Filtration & Separation Products (0.11%)
PMC - Sierra Inc (a)	687,520	5,466	Donaldson Co Inc	15,122	578
QLogic Corp (a)	384,999	6,618	Pall Corp	22,817	787
Rovi Corp (a)	59,274	1,711			1,365
Silicon Laboratories Inc (a)	17,000	718
			Finance - Auto Loans (0.01%)
Xilinx Inc	89,649	2,114	AmeriCredit Corp (a)	7,514	158
		55,246
Electronic Connectors (0.12%)			Finance - Credit Card (0.09%)
Amphenol Corp	33,137	1,320	Discover Financial Services	77,300	1,057
Thomas & Betts Corp (a)	4,899	166
		1,486	Finance - Investment Banker & Broker (1.45%)
			Greenhill & Co Inc	5,790	450
Electronic Design Automation (0.12%)			Investment Technology Group Inc (a)	68,808	1,411
Synopsys Inc (a)	70,900	1,508	Jefferies Group Inc	16,289	416
			Lazard Ltd	153,108	5,901
Electronic Measurement Instruments (0.27%)
			Raymond James Financial Inc	33,700	853
Agilent Technologies Inc (a)	56,723	1,590
			TD Ameritrade Holding Corp (a)	488,583	8,677
FLIR Systems Inc (a)	25,078	742
					17,708
Itron Inc (a)	6,108	376
Trimble Navigation Ltd (a)	23,786	544	Finance - Other Services (0.99%)
		3,252	IntercontinentalExchange Inc (a)	95,159	9,086
			NASDAQ OMX Group Inc/The (a)	90,065	1,620
Electronic Parts Distribution (0.22%)
			NYSE Euronext	58,000	1,358
Arrow Electronics Inc (a)	27,126	713
					12,064
Avnet Inc (a)	76,034	2,010
		2,723	Food - Baking (0.03%)
			Flowers Foods Inc	17,745	431
Electronics - Military (0.07%)
L-3 Communications Holdings Inc	9,672	806	Food - Canned (0.08%)
			Del Monte Foods Co	89,100	1,014
Engineering - Research & Development Services (1.67%)
Aecom Technology Corp (a)	69,561	1,876	Food - Confectionery (0.05%)
EMCOR Group Inc (a)	23,600	568	Hershey Co/The	17,393	634
Fluor Corp	112,302	5,091
Jacobs Engineering Group Inc (a)	35,854	1,355	Food - Dairy Products (0.29%)
McDermott International Inc (a)	343,186	8,106	Dean Foods Co (a)	201,878	3,559
Shaw Group Inc/The (a)	103,588	3,345
URS Corp (a)	2,917	131	Food - Meat Products (0.17%)
		20,472	Hormel Foods Corp	53,526	2,071

Engines - Internal Combustion (0.88%)			Food - Miscellaneous/Diversified (0.30%)
Cummins Inc	237,446	10,723	Campbell Soup Co	25,370	840
			ConAgra Foods Inc	10,140	231
Enterprise Software & Services (0.90%)			HJ Heinz Co	42,345	1,847
BMC Software Inc (a)	99,211	3,834	McCormick & Co Inc/MD	21,652	786
CA Inc	99,669	2,197			3,704
Novell Inc (a)	335,600	1,500
Sybase Inc (a)	84,640	3,442	Food - Retail (1.11%)
		10,973	Cia Brasileira de Distribuicao Grupo Pao de
			Acucar ADR	56,259	3,754

Schedule of Investments
MidCap Growth Fund III
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Food - Retail (continued)			Insurance Brokers (0.12%)
Whole Foods Market Inc (a)	362,158 $	9,858	Arthur J Gallagher & Co	26,250 $	592
		13,612	Brown & Brown Inc	23,715	417
Forestry (0.05%)			Erie Indemnity Co	5,741	224
Plum Creek Timber Co Inc	16,349	591	Marsh & McLennan Cos Inc	11,180	241
					1,474
Funeral Services & Related Items (0.01%)			Internet Infrastructure Software (1.50%)
Hillenbrand Inc	6,552	120	Akamai Technologies Inc (a)	36,160	893
			F5 Networks Inc (a)	352,786	17,438
Garden Products (0.03%)
					18,331
Toro Co	10,146	395
			Internet Security (1.29%)
Gas - Distribution (0.09%)			McAfee Inc (a)	201,000	7,578
CenterPoint Energy Inc	63,001	879	VeriSign Inc (a)	357,669	8,194
New Jersey Resources Corp	2,400	87			15,772
Southern Union Co	8,800	194
			Intimate Apparel (0.27%)
		1,160	Warnaco Group Inc/The (a)	84,620	3,276
Hazardous Waste Disposal (0.06%)
Stericycle Inc (a)	14,098	746	Investment Management & Advisory Services (2.05%)
			Affiliated Managers Group Inc (a)	107,812	6,530
Hospital Beds & Equipment (0.28%)			Ameriprise Financial Inc	5,591	214
Hill-Rom Holdings Inc	41,812	977	Eaton Vance Corp	36,825	1,061
Kinetic Concepts Inc (a)	59,039	2,438	Federated Investors Inc	42,897	1,089
		3,415	Invesco Ltd	9,295	179
Hotels & Motels (0.95%)			Janus Capital Group Inc	26,080	318
Marriott International Inc/DE	23,261	610	T Rowe Price Group Inc	294,557	14,616
Starwood Hotels & Resorts Worldwide Inc	315,980	10,528	Waddell & Reed Financial Inc	34,887	1,093
Wyndham Worldwide Corp	22,236	467			25,100
		11,605	Leisure & Recreation Products (0.61%)
Human Resources (0.66%)			WMS Industries Inc (a)	203,020	7,528
Hewitt Associates Inc (a)	68,430	2,702
Robert Half International Inc	201,339	5,420	Life & Health Insurance (0.03%)
			Lincoln National Corp	15,437	379
		8,122
Independent Power Producer (0.04%)			Linen Supply & Related Items (0.05%)
Calpine Corp (a)	50,273	550	Cintas Corp	25,353	637

Industrial Audio & Video Products (0.13%)			Machinery - Construction & Mining (0.99%)
Dolby Laboratories Inc (a)	30,713	1,546	Bucyrus International Inc	23,992	1,257
			Joy Global Inc	168,481	7,706
Industrial Gases (0.34%)			Terex Corp (a)	160,220	3,132
Airgas Inc	99,216	4,193			12,095

Instruments - Controls (0.08%)			Machinery - General Industry (0.05%)
Mettler-Toledo International Inc (a)	9,851	960	Roper Industries Inc	12,904	646

Instruments - Scientific (0.75%)			Machinery - Pumps (0.10%)
PerkinElmer Inc	6,989	141	Flowserve Corp	11,043	996
Waters Corp (a)	158,000	9,003	Graco Inc	7,714	206
		9,144			1,202

Schedule of Investments
MidCap Growth Fund III
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Biomedical/Gene (3.80%)			Medical Instruments (continued)
Alexion Pharmaceuticals Inc (a)	182,843 $	8,478	Edwards Lifesciences Corp (a)	30,661 $	2,748
Bio-Rad Laboratories Inc (a)	20,002	1,864	Intuitive Surgical Inc (a)	37,100	12,171
Charles River Laboratories International Inc	153,760	5,588	Techne Corp	7,274	477
(a)					18,750
Dendreon Corp (a)	18,296	507
Human Genome Sciences Inc (a)	100,250	2,654	Medical Laboratory & Testing Service (0.61%)
Illumina Inc (a)	49,986	1,834	Covance Inc (a)	10,488	610
Life Technologies Corp (a)	134,623	6,692	Laboratory Corp of America Holdings (a)	40,673	2,892
Millipore Corp (a)	29,159	2,011	Quest Diagnostics Inc	70,888	3,946
Myriad Genetics Inc (a)	26,500	623			7,448
PDL BioPharma Inc	115,200	737	Medical Products (1.23%)
United Therapeutics Corp (a)	178,882	10,656	Henry Schein Inc (a)	155,990	8,431
Vertex Pharmaceuticals Inc (a)	125,300	4,811	Hospira Inc (a)	110,266	5,584
		46,455	Varian Medical Systems Inc (a)	20,657	1,039
					15,054
Medical - Drugs (0.23%)
Cephalon Inc (a)	12,369	790	Metal - Aluminum (0.17%)
Forest Laboratories Inc (a)	37,686	1,117	Alcoa Inc	164,680	2,096
Valeant Pharmaceuticals International (a)	29,039	972
		2,879	Metal - Iron (0.01%)
			Cliffs Natural Resources Inc	3,594	144
Medical - Generic Drugs (1.04%)
Mylan Inc/PA (a)	191,794	3,496	Metal Processors & Fabrication (0.96%)
Perrigo Co	21,070	933	Precision Castparts Corp	111,890	11,776
Watson Pharmaceuticals Inc (a)	215,050	8,252
		12,681	Motorcycle/Motor Scooter (0.41%)
			Harley-Davidson Inc	218,670	4,973
Medical - HMO (0.98%)
CIGNA Corp	169,512	5,725	Multi-Line Insurance (0.73%)
Coventry Health Care Inc (a)	88,637	2,028	CNA Financial Corp (a)	3,365	79
Humana Inc (a)	88,568	4,306	Genworth Financial Inc (a)	637,816	8,827
		12,059			8,906
Medical - Hospitals (0.73%)			Multimedia (0.52%)
Community Health Systems Inc (a)	96,151	3,136	Factset Research Systems Inc	33,217	2,093
Health Management Associates Inc (a)	596,165	3,959	McGraw-Hill Cos Inc/The	116,350	4,124
Tenet Healthcare Corp (a)	89,975	499	Walt Disney Co/The	6,863	203
Universal Health Services Inc	44,590	1,300			6,420
		8,894
			Networking Products (1.28%)
Medical - Outpatient & Home Medical Care (0.05%)			Atheros Communications Inc (a)	292,650	9,385
Lincare Holdings Inc (a)	15,364	566	Juniper Networks Inc (a)	250,600	6,223
					15,608
Medical - Wholesale Drug Distribution (1.03%)
AmerisourceBergen Corp	461,578	12,583	Non-Ferrous Metals (0.53%)
			Thompson Creek Metals Co Inc (a)	557,300	6,465
Medical Information Systems (0.83%)
Allscripts-Misys Healthcare Solutions Inc (a)	77,935	1,283	Non-Hazardous Waste Disposal (0.04%)
Cerner Corp (a)	113,541	8,589	Republic Services Inc	16,879	452
IMS Health Inc	11,954	259
		10,131	Office Automation & Equipment (0.08%)
			Pitney Bowes Inc	31,700	663
Medical Instruments (1.53%)
Beckman Coulter Inc	51,306	3,354

Schedule of Investments
MidCap Growth Fund III
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Office Automation & Equipment (continued)			Pharmacy Services (0.21%)
Xerox Corp	30,971 $	270	Omnicare Inc	101,110 $	2,528
		933
			Physical Therapy & Rehabilitation Centers (0.05%)
Office Supplies & Forms (0.02%)			Healthsouth Corp (a)	36,450	656
Avery Dennison Corp	5,955	194
			Physician Practice Management (0.04%)
Oil - Field Services (0.15%)			Mednax Inc (a)	7,903	449
Oceaneering International Inc (a)	19,644	1,075
Smith International Inc	25,597	776	Pipelines (0.10%)
		1,851	El Paso Corp	54,359	552
Oil & Gas Drilling (1.42%)			Spectra Energy Corp	31,900	678
Atwood Oceanics Inc (a)	40,058	1,343			1,230
Diamond Offshore Drilling Inc	13,475	1,233	Power Converter & Supply Equipment (0.16%)
Ensco International PLC ADR	68,593	2,677	Hubbell Inc	45,256	1,949
Helmerich & Payne Inc	32,996	1,380
Nabors Industries Ltd (a)	303,570	6,770	Printing - Commercial (0.34%)
Noble Corp	6,143	248	RR Donnelley & Sons Co	19,897	394
Patterson-UTI Energy Inc	6,212	95	VistaPrint NV (a)	67,985	3,808
Pride International Inc (a)	76,844	2,275			4,202
Rowan Cos Inc (a)	64,204	1,379	Private Corrections (0.01%)
Seahawk Drilling Inc (a)	1,042	22	Corrections Corp of America (a)	3,642	68
		17,422
Oil Company - Exploration & Production (2.17%)			Property & Casualty Insurance (0.12%)
CNX Gas Corp (a)	6,870	184	Fidelity National Financial Inc	60,300	778
Concho Resources Inc/Midland TX (a)	118,190	5,303	Hanover Insurance Group Inc/The	1,076	45
EQT Corp	21,237	935	Progressive Corp/The	19,553	324
EXCO Resources Inc	20,407	358	WR Berkley Corp	12,567	306
Petrohawk Energy Corp (a)	347,978	7,771			1,453
Questar Corp	111,470	4,624	Publishing - Books (0.13%)
Range Resources Corp	151,115	6,951	John Wiley & Sons Inc	39,648	1,655
St Mary Land & Exploration Co	4,284	137
Whiting Petroleum Corp (a)	3,900	260	Real Estate Management & Services (0.56%)
		26,523	CB Richard Ellis Group Inc (a)	557,436	6,856

Oil Company - Integrated (0.06%)			Real Estate Operator & Developer (0.03%)
Murphy Oil Corp	14,715	752	St Joe Co/The (a)	15,339	399

Oil Field Machinery & Equipment (0.97%)			Regional Banks (0.71%)
Cameron International Corp (a)	270,153	10,174	Fifth Third Bancorp	700,540	8,715
Dresser-Rand Group Inc (a)	15,763	466
FMC Technologies Inc (a)	23,863	1,269	Reinsurance (0.46%)
		11,909	Axis Capital Holdings Ltd	62,925	1,812
			Endurance Specialty Holdings Ltd	43,079	1,552
Oil Refining & Marketing (0.40%)
			Reinsurance Group of America Inc	20,607	1,004
Frontier Oil Corp	129,869	1,618
			Validus Holdings Ltd	45,645	1,210
Holly Corp	73,134	1,909
					5,578
Tesoro Corp/Texas	105,300	1,316
		4,843	REITS - Diversified (0.57%)
			Digital Realty Trust Inc	146,206	7,018
Paper & Related Products (0.02%)
International Paper Co	9,100	208

Schedule of Investments
MidCap Growth Fund III
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Healthcare (0.15%)			Retail - Bedding (0.83%)
HCP Inc	23,755 $	673	Bed Bath & Beyond Inc (a)	261,163 $	10,107
Health Care REIT Inc	14,844	638
Nationwide Health Properties Inc	14,640	483	Retail - Bookstore (0.00%)
		1,794	Barnes & Noble Inc	2,200	38

REITS - Office Property (0.01%)			Retail - Computer Equipment (0.06%)
Alexandria Real Estate Equities Inc	2,336	140	GameStop Corp (a)	38,555	762

REITS - Shopping Centers (0.01%)			Retail - Consumer Electronics (0.13%)
Federal Realty Investment Trust	2,188	141	RadioShack Corp	84,159	1,643

REITS - Storage (0.28%)			Retail - Discount (0.71%)
Public Storage	43,403	3,437	Big Lots Inc (a)	41,806	1,188
			BJ's Wholesale Club Inc (a)	11,666	394
Rental - Auto & Equipment (0.04%)			Dollar Tree Inc (a)	77,044	3,815
Aaron's Inc	13,144	366	Family Dollar Stores Inc	106,367	3,285
Avis Budget Group Inc (a)	9,900	107			8,682
		473
			Retail - Jewelry (0.07%)
Research & Development (0.06%)			Tiffany & Co	21,775	884
Pharmaceutical Product Development Inc	29,149	681
			Retail - Mail Order (0.09%)
Respiratory Products (0.05%)			Williams-Sonoma Inc	58,419	1,109
ResMed Inc (a)	12,516	640
			Retail - Major Department Store (0.35%)
Retail - Apparel & Shoe (3.16%)			TJX Cos Inc	111,846	4,251
Abercrombie & Fitch Co	12,112	382
Aeropostale Inc (a)	18,708	615	Retail - Perfume & Cosmetics (0.02%)
American Eagle Outfitters Inc	32,725	520	Ulta Salon Cosmetics & Fragrance Inc (a)	15,200	295
Chico's FAS Inc	45,914	586
Foot Locker Inc	115,533	1,305	Retail - Pet Food & Supplies (0.05%)
Guess? Inc	247,082	9,812	PetSmart Inc	23,356	601
Ltd Brands Inc	34,230	651
Nordstrom Inc	196,939	6,802	Retail - Petroleum Products (0.06%)
Phillips-Van Heusen Corp	44,689	1,756	World Fuel Services Corp	32,800	788
Ross Stores Inc	93,076	4,275	Retail - Restaurants (1.30%)
Urban Outfitters Inc (a)	379,055	11,967	Brinker International Inc	58,748	959
		38,671	Chipotle Mexican Grill Inc (a)	21,815	2,104
Retail - Auto Parts (0.31%)			Darden Restaurants Inc	76,835	2,840
Advance Auto Parts Inc	50,995	2,012	Panera Bread Co (a)	139,687	9,976
AutoZone Inc (a)	5,972	926			15,879
O'Reilly Automotive Inc (a)	22,132	836	Retail - Sporting Goods (0.04%)
		3,774	Dick's Sporting Goods Inc (a)	24,627	551
Retail - Automobile (0.13%)
AutoNation Inc (a)	1,981	36	Rubber - Tires (0.06%)
CarMax Inc (a)	25,474	525	Cooper Tire & Rubber Co	13,100	223
Copart Inc (a)	11,092	374	Goodyear Tire & Rubber Co/The (a)	39,814	531
Penske Auto Group Inc (a)	50,484	710			754
		1,645	Savings & Loans - Thrifts (0.07%)
			Capitol Federal Financial	5,593	182

Schedule of Investments
MidCap Growth Fund III
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Savings & Loans - Thrifts (continued)			Telecommunication Equipment - Fiber Optics (0.06%)
Hudson City Bancorp Inc	48,200 $	640	JDS Uniphase Corp (a)	89,535 $	704
		822
			Telecommunication Services (0.33%)
Schools (0.65%)			Amdocs Ltd (a)	59,224	1,693
Apollo Group Inc (a)	25,092	1,520	NeuStar Inc (a)	20,581	462
Career Education Corp (a)	70,955	1,543	tw telecom inc (a)	123,667	1,906
Corinthian Colleges Inc (a)	64,800	907			4,061
DeVry Inc	42,454	2,592
ITT Educational Services Inc (a)	9,935	963	Telephone - Integrated (0.07%)
Strayer Education Inc	2,329	484	Frontier Communications Corp	37,862	288
		8,009	Windstream Corp	56,519	583
					871
Semiconductor Component - Integrated Circuits (1.41%)
Analog Devices Inc	56,344	1,519	Television (0.01%)
Cypress Semiconductor Corp (a)	36,453	366	CTC Media Inc	10,051	136
Integrated Device Technology Inc (a)	222,114	1,259
			Therapeutics (0.01%)
Linear Technology Corp	77,760	2,030
			Warner Chilcott PLC (a)	6,866	188
Marvell Technology Group Ltd (a)	643,872	11,223
Maxim Integrated Products Inc	50,892	890	Tobacco (0.18%)
		17,287	Lorillard Inc	28,482	2,156
Semiconductor Equipment (2.28%)
ASML Holding NV	233,620	7,301	Tools - Hand Held (0.01%)
Lam Research Corp (a)	282,798	9,335	Snap-On Inc	4,356	178
Novellus Systems Inc (a)	54,590	1,141	Toys (0.09%)
Teradyne Inc (a)	124,033	1,158	Mattel Inc	53,061	1,046
Tessera Technologies Inc (a)	34,300	589
Varian Semiconductor Equipment			Transport - Marine (0.07%)
Associates Inc (a)	284,179	8,335	Kirby Corp (a)	22,143	718
		27,859	Teekay Corp	5,118	128
Soap & Cleaning Products (0.12%)					846
Church & Dwight Co Inc	23,775	1,433	Transport - Services (0.39%)
Steel - Producers (0.53%)			CH Robinson Worldwide Inc	27,664	1,567
Reliance Steel & Aluminum Co	20,700	843	Expeditors International of Washington Inc	35,273	1,203
Schnitzer Steel Industries Inc	27,900	1,130	UTI Worldwide Inc	142,274	1,953
United States Steel Corp	100,430	4,462			4,723
		6,435	Transport - Truck (0.09%)
Steel Pipe & Tube (0.09%)			Con-way Inc	4,480	128
Valmont Industries Inc	16,624	1,155	JB Hunt Transport Services Inc	14,542	446
			Landstar System Inc	14,618	531
Superconductor Production & Systems (0.42%)					1,105
American Superconductor Corp (a)	136,000	5,171	Veterinary Diagnostics (0.05%)
			VCA Antech Inc (a)	23,506	597
Telecommunication Equipment (0.50%)
Alcatel-Lucent/France ADR (a)	1,417,520	4,720	Vitamins & Nutrition Products (0.25%)
Arris Group Inc (a)	38,800	390	Herbalife Ltd	44,236	1,719
CommScope Inc (a)	5,900	161	NBTY Inc (a)	29,284	1,304
Harris Corp	20,630	885			3,023
		6,156

Schedule of Investments
MidCap Growth Fund III
January 31, 2010 (unaudited)

			Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
	Shares	Value	of investments held by the fund as of the period end were as follows:
	Held	(000's)
COMMON STOCKS (continued)			Unrealized Appreciation	$ 192,168
Water Treatment Systems (0.05%)			Unrealized Depreciation	(43,415)
Nalco Holding Co	26,330 $	621	Net Unrealized Appreciation (Depreciation)	148,753
			Cost for federal income tax purposes	1,064,211
Web Hosting & Design (0.05%)			All dollar amounts are shown in thousands (000's)
Equinix Inc (a)	6,096	587
			Portfolio Summary (unaudited)
Web Portals (0.13%)			Sector	Percent
Sohu.com Inc (a)	30,784	1,550	Consumer, Non-cyclical	23.14%
			Technology	16.38%
Wireless Equipment (0.12%)			Consumer, Cyclical	15.73%
Crown Castle International Corp (a)	19,277	712	Industrial	11.91%
SBA Communications Corp (a)	21,711	719	Financial	11.00%
			Communications	9.05%
		1,431	Energy	6.48%
X-Ray Equipment (0.01%)			Basic Materials	3.88%
			Utilities	1.55%
Hologic Inc (a)	6,940	105	Other Assets in Excess of Liabilities, Net	0.88%
TOTAL COMMON STOCKS	$ 1,181,871		TOTAL NET ASSETS	100.00%

	Principal		Other Assets Summary (unaudited)
	Amount	Value
	(000's)	(000's)	Asset Type	Percent
REPURCHASE AGREEMENTS (2.54%)			Futures	3.59%
Diversified Banking Institutions (2.54%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.10%
dated 01/29/10 maturing 02/01/10
(collateralized by Sovereign Agency
Issues; $9,466,000; 0.00% - 5.00%; dated
04/01/10 - 01/27/20)	$ 9,280 $	9,280
Investment in Joint Trading Account; Credit
Suisse Repurchase Agreement; 0.10%
dated 01/29/10 maturing 02/01/10
(collateralized by US Treasury Note;
$4,879,000; 0.88%; dated 03/31/11)	4,783	4,783
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.11% dated 01/29/10 maturing 02/01/10
(collateralized by Sovereign Agency
Issues; $8,685,000; 0.00% - 4.75%; dated
02/15/10 - 12/10/15)	8,515	8,515
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.11% dated 01/29/10 maturing 02/01/10
(collateralized by Sovereign Agency
Issues; $8,685,000; 1.13% - 3.15%; dated
12/15/11 - 01/22/15)	8,515	8,515
		31,093

TOTAL REPURCHASE AGREEMENTS	$ 31,093
Total Investments	$ 1,212,964
Other Assets in Excess of Liabilities, Net - 0.88%		10,714

TOTAL NET ASSETS - 100.00%	$ 1,223,678

(a) Non-Income Producing Security

Schedule of Investments
MidCap Growth Fund III
January 31, 2010 (unaudited)

Futures Contracts
				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)
S&P Mid 400 eMini; March 2010	Buy	627	$ 45,375	$ 43,971	$ (1,404)
All dollar amounts are shown in thousands (000's)

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (98.54%)			COMMON STOCKS (continued)
Advertising Sales (0.17%)			Building & Construction Products -
Lamar Advertising Co (a)	15,594 $	446	Miscellaneous (0.10%)
			Louisiana-Pacific Corp (a)	36,450 $	259
Aerospace & Defense Equipment (0.54%)
Alliant Techsystems Inc (a)	9,637	761	Building Products - Air & Heating (0.21%)
BE Aerospace Inc (a)	29,585	664	Lennox International Inc	14,252	545
		1,425	Building Products - Cement & Aggregate (0.39%)
Airlines (0.31%)			Martin Marietta Materials Inc	13,063	1,034
AirTran Holdings Inc (a)	39,379	190
Alaska Air Group Inc (a)	10,318	323	Casino Hotels (0.05%)
JetBlue Airways Corp (a)	60,330	298	Boyd Gaming Corp (a)	16,131	126
		811
			Casino Services (0.10%)
Apparel Manufacturers (0.35%)			Scientific Games Corp (a)	19,008	268
Hanesbrands Inc (a)	27,847	639
Under Armour Inc (a)	11,012	280	Cellular Telecommunications (0.13%)
		919	Syniverse Holdings Inc (a)	20,315	342

Applications Software (0.12%)			Chemicals - Diversified (0.14%)
Quest Software Inc (a)	18,248	314	Olin Corp	22,984	379

Auction House & Art Dealer (0.17%)			Chemicals - Specialty (2.23%)
Sotheby's	19,579	455	Albemarle Corp	26,831	958
Auto - Medium & Heavy Duty Trucks (0.36%)			Ashland Inc	21,925	886
Oshkosh Corp	26,183	944	Cabot Corp	19,119	493
			Cytec Industries Inc	14,229	531
Auto/Truck Parts & Equipment - Original (0.45%)			Lubrizol Corp	19,979	1,472
BorgWarner Inc (a)	34,164	1,199	Minerals Technologies Inc	5,482	262
			Sensient Technologies Corp	14,322	372
Batteries & Battery Systems (0.43%)			Terra Industries Inc	29,215	923
Energizer Holdings Inc (a)	20,418	1,133			5,897

Beverages - Non-Alcoholic (0.48%)			Coal (0.51%)
Hansen Natural Corp (a)	20,859	802	Arch Coal Inc	47,541	1,002
PepsiAmericas Inc	16,398	476	Patriot Coal Corp (a)	21,940	340
		1,278			1,342
Building - Heavy Construction (0.11%)			Coatings & Paint (0.56%)
Granite Construction Inc	9,843	304	RPM International Inc	37,790	707
			Valspar Corp	29,509	781
Building - Maintenance & Service (0.09%)					1,488
Rollins Inc	12,753	251	Coffee (0.33%)
			Green Mountain Coffee Roasters Inc (a)	10,221	867
Building - Mobile Home & Manufactured Housing (0.12%)
Thor Industries Inc	10,384	330	Commercial Banks (3.36%)
			Associated Banc-Corp	48,833	621
Building - Residential & Commercial (1.10%)
KB Home	21,652	331	BancorpSouth Inc	21,491	492
MDC Holdings Inc	10,997	370	Bank of Hawaii Corp	14,030	638
NVR Inc (a)	1,738	1,189	Cathay General Bancorp	18,095	174
Ryland Group Inc	12,825	285	City National Corp/CA	12,661	625
Toll Brothers Inc (a)	40,129	741	Commerce Bancshares Inc	21,346	845
		2,916	Cullen/Frost Bankers Inc	17,542	900

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Commercial Banks (continued)			Consumer Products - Miscellaneous (0.58%)
FirstMerit Corp	25,125 $	515	American Greetings Corp	11,551 $	213
Fulton Financial Corp	51,586	477	Scotts Miracle-Gro Co/The	13,192	524
International Bancshares Corp	15,178	316	Tupperware Brands Corp	18,601	790
PacWest Bancorp	8,715	181			1,527
SVB Financial Group (a)	12,002	521	Containers - Metal & Glass (0.34%)
Synovus Financial Corp	140,592	388	Greif Inc	10,033	485
TCF Financial Corp	32,795	480	Silgan Holdings Inc	7,809	405
Trustmark Corp	16,369	373			890
Valley National Bancorp	43,267	595
Webster Financial Corp	18,823	291	Containers - Paper & Plastic (0.76%)
Westamerica Bancorporation	8,548	475	Packaging Corp of America	30,140	665
		8,907	Sonoco Products Co	29,270	813
			Temple-Inland Inc	31,285	543
Commercial Services (0.49%)					2,021
Alliance Data Systems Corp (a)	15,296	910
Convergys Corp (a)	35,989	385	Cosmetics & Toiletries (0.27%)
		1,295	Alberto-Culver Co	24,990	709
Commercial Services - Finance (1.17%)			Data Processing & Management (0.58%)
Deluxe Corp	14,986	279	Acxiom Corp (a)	23,138	356
Global Payments Inc	23,717	1,056	Broadridge Financial Solutions Inc	40,055	870
Lender Processing Services Inc	28,042	1,087	Fair Isaac Corp	14,101	309
SEI Investments Co	37,906	671			1,535
		3,093	Decision Support Software (0.34%)
Computer Aided Design (0.63%)			MSCI Inc (a)	30,283	895
ANSYS Inc (a)	25,959	1,087
Parametric Technology Corp (a)	34,500	571	Diagnostic Equipment (0.42%)
		1,658	Affymetrix Inc (a)	20,796	110
			Gen-Probe Inc (a)	14,366	616
Computer Services (0.28%)			Immucor Inc (a)	20,526	381
DST Systems Inc (a)	11,496	521
					1,107
SRA International Inc (a)	12,608	217
		738	Diagnostic Kits (0.34%)
			IDEXX Laboratories Inc (a)	17,148	900
Computers (0.19%)
Palm Inc (a)	48,386	503	Direct Marketing (0.04%)
			Harte-Hanks Inc	11,163	118
Computers - Integrated Systems (0.86%)
Diebold Inc	19,406	516	Distribution & Wholesale (1.19%)
Jack Henry & Associates Inc	24,786	544	Fossil Inc (a)	14,062	459
MICROS Systems Inc (a)	23,319	666	Ingram Micro Inc (a)	47,885	809
NCR Corp (a)	46,592	558	LKQ Corp (a)	41,383	776
		2,284	Owens & Minor Inc	12,252	491
Consulting Services (0.75%)			Tech Data Corp (a)	14,892	607
Corporate Executive Board Co	9,992	231			3,142
FTI Consulting Inc (a)	15,164	629	Diversified Manufacturing Operations (1.94%)
Gartner Inc (a)	17,618	377	Brink's Co/The	14,006	327
Navigant Consulting Inc (a)	14,633	198	Carlisle Cos Inc	17,931	601
Towers Watson & Co	12,482	545	Crane Co	13,693	418
		1,980	Federal Signal Corp	14,268	93
			Harsco Corp	23,506	700

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diversified Manufacturing Operations			Electronic Measurement Instruments (0.76%)
(continued)			Itron Inc (a)	11,743 $	723
Matthews International Corp	8,877 $	300	National Instruments Corp	16,606	488
Pentair Inc	28,781	879	Trimble Navigation Ltd (a)	35,228	806
SPX Corp	14,426	785			2,017
Teleflex Inc	11,627	665
Trinity Industries Inc	23,202	363	Electronic Parts Distribution (0.79%)
		5,131	Arrow Electronics Inc (a)	35,054	921
			Avnet Inc (a)	44,273	1,170
E-Commerce - Services (0.30%)					2,091
NetFlix Inc (a)	12,633	786
			E-Marketing & Information (0.20%)
Electric - Integrated (3.57%)			Digital River Inc (a)	11,310	284
Alliant Energy Corp	32,379	1,010	ValueClick Inc (a)	25,072	232
Black Hills Corp	11,375	296			516
Cleco Corp	17,700	459	Engineering - Research & Development Services (1.38%)
DPL Inc	35,051	941	Aecom Technology Corp (a)	32,957	889
Great Plains Energy Inc	39,604	707	KBR Inc	46,931	879
Hawaiian Electric Industries Inc	26,943	533	Shaw Group Inc/The (a)	24,490	791
IDACORP Inc	13,945	437	URS Corp (a)	24,560	1,102
MDU Resources Group Inc	54,947	1,210			3,661
NSTAR	31,259	1,073
NV Energy Inc	68,684	791	Enterprise Software & Services (0.78%)
OGE Energy Corp	28,327	1,026	Advent Software Inc (a)	4,583	173
PNM Resources Inc	25,366	295	Informatica Corp (a)	26,179	620
Westar Energy Inc	31,909	681	Mantech International Corp (a)	6,514	312
		9,459	Sybase Inc (a)	23,861	971
					2,076
Electric Products - Miscellaneous (0.43%)
AMETEK Inc	31,561	1,150	Environmental Monitoring & Detection (0.08%)
			Mine Safety Appliances Co	8,841	213
Electronic Components - Miscellaneous (0.45%)
Gentex Corp	40,340	773	Fiduciary Banks (0.10%)
Vishay Intertechnology Inc (a)	54,622	412	Wilmington Trust Corp	20,308	266
		1,185	Filtration & Separation Products (0.33%)
Electronic Components - Semiconductors (1.73%)			Donaldson Co Inc	22,617	865
Cree Inc (a)	30,330	1,696
Fairchild Semiconductor International Inc (a)	36,271	326	Finance - Auto Loans (0.22%)
International Rectifier Corp (a)	20,860	376	AmeriCredit Corp (a)	28,112	590
Intersil Corp	35,905	484
			Finance - Investment Banker & Broker (0.61%)
Rovi Corp (a)	30,158	871
			Jefferies Group Inc	34,948	893
Semtech Corp (a)	18,046	270
			Raymond James Financial Inc	28,900	731
Silicon Laboratories Inc (a)	13,366	564
					1,624
		4,587
			Food - Baking (0.21%)
Electronic Connectors (0.20%)
			Flowers Foods Inc	22,622	550
Thomas & Betts Corp (a)	15,327	517
			Food - Confectionery (0.08%)
Electronic Design Automation (0.60%)
			Tootsie Roll Industries Inc	7,668	200
Cadence Design Systems Inc (a)	78,659	457
Mentor Graphics Corp (a)	28,770	231	Food - Meat Products (0.23%)
Synopsys Inc (a)	42,653	907	Smithfield Foods Inc (a)	41,216	621
		1,595

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Food - Miscellaneous/Diversified (0.74%)			Instruments - Scientific (0.16%)
Corn Products International Inc	21,907 $	623	Varian Inc (a)	8,459 $	436
Lancaster Colony Corp	5,689	310
Ralcorp Holdings Inc (a)	16,596	1,026	Insurance Brokers (0.48%)
		1,959	Arthur J Gallagher & Co	29,793	672
			Brown & Brown Inc	34,501	607
Food - Retail (0.13%)					1,279
Ruddick Corp	11,941	339
			Internet Infrastructure Software (0.43%)
Footwear & Related Apparel (0.08%)			F5 Networks Inc (a)	23,200	1,147
Timberland Co/The (a)	12,958	223
			Intimate Apparel (0.19%)
Forestry (0.14%)			Warnaco Group Inc/The (a)	13,321	516
Potlatch Corp	11,640	357
			Investment Companies (0.20%)
Funeral Services & Related Items (0.21%)			Apollo Investment Corp	50,988	525
Service Corp International/US	74,157	569
			Investment Management & Advisory Services (0.95%)
Gas - Distribution (2.33%)			Affiliated Managers Group Inc (a)	12,308	746
AGL Resources Inc	22,652	799	Eaton Vance Corp	34,377	990
Atmos Energy Corp	27,101	749	Waddell & Reed Financial Inc	24,975	782
Energen Corp	21,000	923			2,518
National Fuel Gas Co	23,577	1,106	Leisure & Recreation Products (0.22%)
Southern Union Co	36,311	800	WMS Industries Inc (a)	15,464	573
UGI Corp	31,837	780
Vectren Corp	23,750	553	Life & Health Insurance (0.39%)
WGL Holdings Inc	14,674	466	Protective Life Corp	25,046	422
		6,176	StanCorp Financial Group Inc	14,383	618
Hazardous Waste Disposal (0.14%)					1,040
Clean Harbors Inc (a)	6,676	382	Machinery - Construction & Mining (1.19%)
			Bucyrus International Inc	21,989	1,152
Hospital Beds & Equipment (0.44%)			Joy Global Inc	29,946	1,370
Hill-Rom Holdings Inc	18,342	428	Terex Corp (a)	31,637	618
Kinetic Concepts Inc (a)	18,135	749			3,140
		1,177
			Machinery - Electrical (0.19%)
Human Resources (0.89%)			Regal-Beloit Corp	10,779	511
Hewitt Associates Inc (a)	24,355	961
Korn/Ferry International (a)	13,364	198	Machinery - Farm (0.32%)
Manpower Inc	22,961	1,189	AGCO Corp (a)	27,057	836
		2,348
			Machinery - General Industry (0.45%)
Independent Power Producer (0.09%)			IDEX Corp	23,655	667
Dynegy Inc (a)	147,640	239
			Wabtec Corp/DE	13,921	534
Industrial Automation & Robots (0.21%)					1,201
Nordson Corp	9,833	556	Machinery - Print Trade (0.17%)
			Zebra Technologies Corp (a)	17,211	449
Instruments - Controls (0.52%)
Mettler-Toledo International Inc (a)	9,878	963	Machinery - Pumps (0.18%)
Woodward Governor Co	16,605	422	Graco Inc	17,552	468
		1,385
			Machinery Tools & Related Products (0.45%)
			Kennametal Inc	23,823	583

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Machinery Tools & Related Products			Medical Products (0.54%)
(continued)			Henry Schein Inc (a)	26,481 $	1,431
Lincoln Electric Holdings Inc	12,447 $	608
		1,191	Medical Sterilization Products (0.17%)
Medical - Biomedical/Gene (1.81%)			STERIS Corp	17,188	448
Bio-Rad Laboratories Inc (a)	5,633	525
Charles River Laboratories International Inc	19,286	701	Metal Processors & Fabrication (0.47%)
(a)			Commercial Metals Co	32,963	453
OSI Pharmaceuticals Inc (a)	16,988	581	Timken Co	23,241	521
United Therapeutics Corp (a)	13,866	826	Worthington Industries Inc	17,832	258
Vertex Pharmaceuticals Inc (a)	56,393	2,166			1,232
		4,799	Miscellaneous Manufacturers (0.27%)
Medical - Drugs (0.66%)			Aptargroup Inc	19,779	702
Endo Pharmaceuticals Holdings Inc (a)	34,317	690
Medicis Pharmaceutical Corp	17,409	403	Motion Pictures & Services (0.32%)
			DreamWorks Animation SKG Inc (a)	22,091	860
Valeant Pharmaceuticals International (a)	19,757	661
		1,754	Multi-Line Insurance (0.67%)
Medical - Generic Drugs (0.39%)			American Financial Group Inc/OH	23,130	574
Perrigo Co	23,545	1,043	Horace Mann Educators Corp	11,468	137
			Old Republic International Corp	70,431	746
Medical - HMO (0.42%)			Unitrin Inc	14,600	317
Health Net Inc (a)	30,418	738			1,774
WellCare Health Plans Inc (a)	12,385	386
		1,124	Multimedia (0.29%)
			Factset Research Systems Inc	12,321	776
Medical - Hospitals (1.02%)
Community Health Systems Inc (a)	27,199	887	Networking Products (0.53%)
Health Management Associates Inc (a)	72,694	483	3Com Corp (a)	114,774	855
LifePoint Hospitals Inc (a)	16,030	480	Polycom Inc (a)	24,699	554
Universal Health Services Inc	28,798	840			1,409
		2,690	Non-Hazardous Waste Disposal (0.28%)
Medical - Nursing Homes (0.07%)			Waste Connections Inc (a)	23,032	741
Kindred Healthcare Inc (a)	11,436	193
			Office Furnishings - Original (0.23%)
Medical - Outpatient & Home Medical Care (0.28%)			Herman Miller Inc	16,357	276
Lincare Holdings Inc (a)	19,937	734	HNI Corp	13,181	330
					606
Medical Information Systems (0.57%)
Cerner Corp (a)	19,829	1,500	Oil - Field Services (0.78%)
			Exterran Holdings Inc (a)	18,297	371
Medical Instruments (1.51%)			Helix Energy Solutions Group Inc (a)	26,865	285
Beckman Coulter Inc	20,290	1,326	Oceaneering International Inc (a)	16,062	879
Edwards Lifesciences Corp (a)	16,556	1,484	Superior Energy Services Inc (a)	22,895	526
Techne Corp	10,901	715			2,061
Thoratec Corp (a)	16,643	472	Oil & Gas Drilling (1.73%)
		3,997	Atwood Oceanics Inc (a)	16,550	555
Medical Laboratory & Testing Service (0.41%)			Helmerich & Payne Inc	30,892	1,292
Covance Inc (a)	18,739	1,089	Patterson-UTI Energy Inc	44,954	691
			Pride International Inc (a)	51,075	1,512
			Unit Corp (a)	11,821	538
					4,588

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil Company - Exploration & Production (2.95%)			Publishing - Books (continued)
Bill Barrett Corp (a)	11,313 $	351	Scholastic Corp	7,464 $	223
Cimarex Energy Co	24,441	1,203			746
Comstock Resources Inc (a)	13,644	532	Racetracks (0.09%)
Encore Acquisition Co (a)	16,255	774	International Speedway Corp	8,964	230
Forest Oil Corp (a)	32,859	793
Mariner Energy Inc (a)	29,786	430	Real Estate Management & Services (0.26%)
Newfield Exploration Co (a)	38,886	1,903	Jones Lang LaSalle Inc	12,243	698
Plains Exploration & Production Co (a)	40,768	1,360
Quicksilver Resources Inc (a)	34,649	460	Recreational Centers (0.11%)
		7,806	Life Time Fitness Inc (a)	12,114	290

Oil Refining & Marketing (0.14%)			Reinsurance (0.96%)
Frontier Oil Corp	30,631	382	Everest Re Group Ltd	17,672	1,515
			Reinsurance Group of America Inc	21,306	1,038
Paper & Related Products (0.37%)					2,553
Rayonier Inc	23,256	977
			REITS - Apartments (0.99%)
Patient Monitoring Equipment (0.16%)			BRE Properties Inc	15,904	510
Masimo Corp (a)	15,199	422	Camden Property Trust	18,782	728
			Essex Property Trust Inc	8,522	679
Pharmacy Services (0.33%)			UDR Inc	44,725	696
Omnicare Inc	34,926	873			2,613
Physical Therapy & Rehabilitation Centers (0.14%)			REITS - Diversified (0.74%)
Psychiatric Solutions Inc (a)	16,462	363	Cousins Properties Inc	29,204	224
			Duke Realty Corp	65,557	742
Pipelines (0.49%)			Liberty Property Trust	32,957	1,002
Oneok Inc	30,873	1,303			1,968

Power Converter & Supply Equipment (0.28%)			REITS - Healthcare (0.88%)
Hubbell Inc	17,290	745	Nationwide Health Properties Inc	32,845	1,083
			Omega Healthcare Investors Inc	24,909	466
Private Corrections (0.24%)			Senior Housing Properties Trust	37,279	777
Corrections Corp of America (a)	33,801	632			2,326

Property & Casualty Insurance (1.74%)			REITS - Hotels (0.30%)
Fidelity National Financial Inc	67,429	870	Hospitality Properties Trust	36,109	799
First American Corp	29,423	870	REITS - Office Property (1.43%)
Hanover Insurance Group Inc/The	14,643	621	Alexandria Real Estate Equities Inc	12,928	772
HCC Insurance Holdings Inc	32,925	892	Corporate Office Properties Trust SBI MD	17,047	608
Mercury General Corp	10,419	398	Highwoods Properties Inc	20,803	629
WR Berkley Corp	39,518	962	Mack-Cali Realty Corp	23,017	751
		4,613	SL Green Realty Corp	22,600	1,028
Protection - Safety (0.21%)					3,788
Brink's Home Security Holdings Inc (a)	13,405	550	REITS - Regional Malls (0.33%)
			Macerich Co/The	28,229	871
Publicly Traded Investment Fund (1.95%)
iShares S&P MidCap 400 Index Fund	73,650	5,169	REITS - Shopping Centers (1.01%)
			Equity One Inc	9,618	161
Publishing - Books (0.28%)
John Wiley & Sons Inc	12,521	523	Federal Realty Investment Trust	17,907	1,153
			Regency Centers Corp	23,506	787

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Shopping Centers (continued)			Retail - Discount (continued)
Weingarten Realty Investors	30,501 $	570	Dollar Tree Inc (a)	25,831 $	1,279
		2,671			2,003
REITS - Single Tenant (0.32%)			Retail - Hair Salons (0.10%)
Realty Income Corp	30,521	852	Regis Corp	16,713	266

REITS - Warehouse & Industrial (0.39%)			Retail - Mail Order (0.22%)
AMB Property Corp	42,818	1,028	Williams-Sonoma Inc	30,944	587

Rental - Auto & Equipment (0.37%)			Retail - Major Department Store (0.11%)
Aaron's Inc	15,890	443	Saks Inc (a)	46,702	301
Rent-A-Center Inc/TX (a)	19,347	387
United Rentals Inc (a)	17,604	141	Retail - Pet Food & Supplies (0.35%)
		971	PetSmart Inc	36,164	931

Research & Development (0.31%)			Retail - Restaurants (1.37%)
Pharmaceutical Product Development Inc	34,581	808	Bob Evans Farms Inc	9,078	253
			Brinker International Inc	29,991	489
Respiratory Products (0.42%)			Burger King Holdings Inc	26,868	469
ResMed Inc (a)	21,937	1,122	Cheesecake Factory Inc/The (a)	17,629	373
Retail - Apparel & Shoe (2.45%)			Chipotle Mexican Grill Inc (a)	9,276	895
Aeropostale Inc (a)	19,335	636	Panera Bread Co (a)	9,224	659
American Eagle Outfitters Inc	60,808	966	Wendy's/Arby's Group Inc	105,693	487
AnnTaylor Stores Corp (a)	17,186	216			3,625
Chico's FAS Inc	52,089	665	Retail - Sporting Goods (0.22%)
Collective Brands Inc (a)	18,764	369	Dick's Sporting Goods Inc (a)	26,160	585
Foot Locker Inc	45,777	517
Guess? Inc	16,988	675	Savings & Loans - Thrifts (1.46%)
J Crew Group Inc (a)	16,375	642	Astoria Financial Corp	23,858	315
Phillips-Van Heusen Corp	15,114	594	First Niagara Financial Group Inc	55,080	756
Urban Outfitters Inc (a)	37,928	1,197	New York Community Bancorp Inc	121,701	1,829
		6,477	NewAlliance Bancshares Inc	31,038	361
			Washington Federal Inc	32,857	613
Retail - Auto Parts (0.41%)					3,874
Advance Auto Parts Inc	27,695	1,093
			Schools (0.96%)
Retail - Automobile (0.76%)			Career Education Corp (a)	20,512	446
CarMax Inc (a)	64,921	1,339	Corinthian Colleges Inc (a)	25,636	359
Copart Inc (a)	19,686	665	ITT Educational Services Inc (a)	9,082	880
		2,004	Strayer Education Inc	4,100	852
Retail - Bookstore (0.08%)					2,537
Barnes & Noble Inc	11,597	203	Semiconductor Component - Integrated Circuits (0.34%)
			Atmel Corp (a)	132,779	616
Retail - Catalog Shopping (0.24%)			Integrated Device Technology Inc (a)	48,591	276
Coldwater Creek Inc (a)	16,971	76			892
MSC Industrial Direct Co	12,869	556
		632	Semiconductor Equipment (0.46%)
			Lam Research Corp (a)	37,241	1,229
Retail - Discount (0.76%)
99 Cents Only Stores (a)	13,305	173	Soap & Cleaning Products (0.47%)
BJ's Wholesale Club Inc (a)	16,297	551	Church & Dwight Co Inc	20,587	1,241

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Steel - Producers (0.78%)			Transport - Truck (continued)
Carpenter Technology Corp	12,889 $	345	Landstar System Inc	14,878 $	540
Reliance Steel & Aluminum Co	18,727	763	Werner Enterprises Inc	12,812	254
Steel Dynamics Inc	63,106	958			1,993
		2,066	Veterinary Diagnostics (0.24%)
Steel Pipe & Tube (0.15%)			VCA Antech Inc (a)	25,016	635
Valmont Industries Inc	5,844	406
			Vitamins & Nutrition Products (0.30%)
Telecommunication Equipment (0.61%)			NBTY Inc (a)	18,108	806
ADC Telecommunications Inc (a)	28,279	150
ADTRAN Inc	16,369	347	Water (0.25%)
CommScope Inc (a)	27,449	747	Aqua America Inc	39,882	662
Plantronics Inc	14,378	380
			Web Hosting & Design (0.41%)
		1,624
			Equinix Inc (a)	11,409	1,098
Telecommunication Equipment - Fiber Optics (0.13%)
Ciena Corp (a)	26,789	342	Web Portals (0.29%)
			AOL Inc (a)	31,544	756
Telecommunication Services (0.44%)
NeuStar Inc (a)	21,765	489	Wireless Equipment (0.11%)
tw telecom inc (a)	43,496	670	RF Micro Devices Inc (a)	78,482	302
		1,159
			X-Ray Equipment (0.43%)
Telephone - Integrated (0.39%)			Hologic Inc (a)	75,497	1,138
Cincinnati Bell Inc (a)	59,404	173	TOTAL COMMON STOCKS	$ 260,976
Telephone & Data Systems Inc	27,399	864
		1,037		Principal
				Amount	Value
Textile - Home Furnishings (0.26%)				(000's)	(000's)
Mohawk Industries Inc (a)	16,431	680	REPURCHASE AGREEMENTS (1.34%)
			Diversified Banking Institutions (1.34%)
Tobacco (0.12%)			Investment in Joint Trading Account; Bank
Universal Corp/VA	7,224	328	of America Repurchase Agreement; 0.10%
			dated 01/29/10 maturing 02/01/10
Transactional Software (0.32%)			(collateralized by Sovereign Agency
ACI Worldwide Inc (a)	9,954	159	Issues; $1,084,000; 0.00% - 5.00%; dated
Solera Holdings Inc	20,378	675	04/01/10 - 01/27/20)	$ 1,062 $	1,062
		834	Investment in Joint Trading Account; Credit
			Suisse Repurchase Agreement; 0.10%
Transport - Equipment & Leasing (0.13%)			dated 01/29/10 maturing 02/01/10
GATX Corp	13,492	354	(collateralized by US Treasury Note;
			$559,000; 0.88%; dated 03/31/11)	548	548
Transport - Marine (0.72%)			Investment in Joint Trading Account;
			Deutsche Bank Repurchase Agreement;
Alexander & Baldwin Inc	12,012	384	0.11% dated 01/29/10 maturing 02/01/10
Kirby Corp (a)	15,749	511	(collateralized by Sovereign Agency
Overseas Shipholding Group Inc	6,840	305	Issues; $994,000; 0.00% - 4.75%; dated
Tidewater Inc	15,133	708	02/15/10 - 12/10/15)	975	975
		1,908
Transport - Rail (0.32%)
Kansas City Southern (a)	28,097	834

Transport - Truck (0.75%)
Con-way Inc	14,406	412
JB Hunt Transport Services Inc	25,674	787

		Schedule of Investments
	MidCap S&P 400 Index Fund
		January 31, 2010 (unaudited)

	Principal
	Amount	Value
	(000's)	(000's)
REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.11% dated 01/29/10 maturing 02/01/10
(collateralized by Sovereign Agency
Issues; $994,000; 1.13% - 3.15%; dated
12/15/11 - 01/22/15)	$ 975 $	975
		3,560
TOTAL REPURCHASE AGREEMENTS	$ 3,560
Total Investments	$ 264,536
Other Assets in Excess of Liabilities, Net - 0.12%		316
TOTAL NET ASSETS - 100.00%	$ 264,852

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 34,399
Unrealized Depreciation		(52,315)
Net Unrealized Appreciation (Depreciation)		(17,916)
Cost for federal income tax purposes		282,452
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		19.99%
Financial		19.16%
Industrial		16.58%
Consumer, Cyclical		12.59%
Technology		7.79%
Energy		6.60%
Utilities		6.24%
Communications		4.76%
Basic Materials		4.22%
Exchange Traded Funds		1.95%
Other Assets in Excess of Liabilities, Net		0.12%
TOTAL NET ASSETS		100.00%
Other Assets Summary (unaudited)
Asset Type		Percent
Futures		1.19%

		Futures Contracts
					Current	Unrealized
				Original	Market	Appreciation/
Type		Buy/Sell	Contracts	Value	Value	(Depreciation)
Midcap 400; March 2010		Buy	9	$ 3,296	$ 3,156	$ (140)
All dollar amounts are shown in thousands (000's)

Schedule of Investments
MidCap Value Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (95.93%)			COMMON STOCKS (continued)
Advertising Agencies (0.13%)			Beverages - Non-Alcoholic (continued)
Interpublic Group of Cos Inc (a)	241,031 $	1,557	Dr Pepper Snapple Group Inc	91,515 $	2,531
			Pepsi Bottling Group Inc	6,905	257
Advertising Sales (0.06%)					4,299
Lamar Advertising Co (a)	26,433	756
			Beverages - Wine & Spirits (0.19%)
Aerospace & Defense (0.03%)			Brown-Forman Corp	3,816	196
Spirit Aerosystems Holdings Inc (a)	16,751	359	Central European Distribution Corp (a)	11,797	378
			Constellation Brands Inc (a)	108,529	1,745
Aerospace & Defense Equipment (0.25%)					2,319
BE Aerospace Inc (a)	140,427	3,150
			Brewery (0.62%)
Agricultural Chemicals (0.02%)			Molson Coors Brewing Co	182,647	7,671
CF Industries Holdings Inc	2,100	195
			Broadcasting Services & Programming (0.44%)
Agricultural Operations (0.25%)			Discovery Communications Inc - C Shares (a)	5,026	132
Bunge Ltd	53,566	3,149	Liberty Global Inc - A Shares (a)	137,561	3,491
			Scripps Networks Interactive	41,627	1,778
Airlines (0.39%)					5,401
AMR Corp (a)	104,900	726	Building - Mobile Home & Manufactured Housing (0.01%)
Continental Airlines Inc (a)	144,625	2,660	Thor Industries Inc	4,408	140
Southwest Airlines Co	125,386	1,420
		4,806	Building - Residential & Commercial (1.09%)
Apparel Manufacturers (0.27%)			DR Horton Inc	155,310	1,831
Hanesbrands Inc (a)	41,515	954	KB Home	33,600	514
Jones Apparel Group Inc	20,560	297	Lennar Corp	148,333	2,278
Polo Ralph Lauren Corp	793	65	NVR Inc (a)	9,570	6,547
VF Corp	28,836	2,077	Pulte Homes Inc (a)	193,468	2,035
		3,393	Toll Brothers Inc (a)	19,590	362
					13,567
Appliances (0.11%)
Whirlpool Corp	18,253	1,372	Building & Construction Products -
			Miscellaneous (0.01%)
			Armstrong World Industries Inc (a)	2,882	105
Applications Software (0.04%)
Compuware Corp (a)	60,108	456	Building Products - Cement & Aggregate (0.03%)
			Martin Marietta Materials Inc	4,097	324
Auto - Medium & Heavy Duty Trucks (0.31%)
Navistar International Corp (a)	79,478	2,940	Building Products - Wood (0.08%)
Oshkosh Corp	24,884	897	Masco Corp	70,047	950
		3,837
Auto/Truck Parts & Equipment - Original (0.51%)			Cable/Satellite TV (1.12%)
Autoliv Inc (a)	44,894	1,922	Cablevision Systems Corp	140,983	3,615
Federal Mogul Corp (a)	3,182	52	DISH Network Corp	564,700	10,311
Johnson Controls Inc	133,956	3,728			13,926
TRW Automotive Holdings Corp (a)	24,979	575	Casino Hotels (0.18%)
WABCO Holdings Inc	1,842	48	Las Vegas Sands Corp (a)	77,600	1,203
		6,325	MGM Mirage (a)	37,400	414
Batteries & Battery Systems (0.01%)			Wynn Resorts Ltd (a)	10,215	632
Energizer Holdings Inc (a)	2,774	154			2,249
			Cellular Telecommunications (0.20%)
Beverages - Non-Alcoholic (0.35%)			Leap Wireless International Inc (a)	39,730	524
Coca-Cola Enterprises Inc	74,848	1,511	MetroPCS Communications Inc (a)	40,229	226

Schedule of Investments
MidCap Value Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Cellular Telecommunications (continued)			Commercial Banks (continued)
NII Holdings Inc (a)	54,636 $	1,789	Zions Bancorporation	49,618 $	941
		2,539			32,279
Chemicals - Diversified (1.34%)			Commercial Services (0.23%)
FMC Corp	100,719	5,131	Convergys Corp (a)	99,108	1,060
Huntsman Corp	718,660	8,760	Quanta Services Inc (a)	33,002	601
PPG Industries Inc	45,863	2,691	Weight Watchers International Inc	41,285	1,192
		16,582			2,853
Chemicals - Specialty (0.88%)			Commercial Services - Finance (0.09%)
Albemarle Corp	15,131	540	Equifax Inc	6,789	217
Ashland Inc	35,648	1,441	Interactive Data Corp	4,583	131
Cabot Corp	58,437	1,507	Morningstar Inc (a)	11,839	560
Cytec Industries Inc	65,186	2,432	Total System Services Inc	11,212	160
Eastman Chemical Co	26,163	1,479			1,068
International Flavors & Fragrances Inc	21,762	865	Computer Aided Design (0.48%)
Lubrizol Corp	2,047	151	ANSYS Inc (a)	9,357	392
Terra Industries Inc	77,638	2,453	Parametric Technology Corp (a)	334,118	5,533
		10,868			5,925
Coal (0.10%)			Computer Services (0.31%)
Arch Coal Inc	48,472	1,021	Affiliated Computer Services Inc (a)	8,935	549
Massey Energy Co	4,198	162	Computer Sciences Corp (a)	54,556	2,799
		1,183	DST Systems Inc (a)	11,693	530
Coatings & Paint (0.25%)					3,878
RPM International Inc	88,281	1,651	Computers (0.06%)
Sherwin-Williams Co/The	3,575	226	Dell Inc (a)	56,855	733
Valspar Corp	44,627	1,182
		3,059	Computers - Integrated Systems (0.27%)
Coffee (0.03%)			Brocade Communications Systems Inc (a)	142,200	977
Green Mountain Coffee Roasters Inc (a)	4,600	390	Diebold Inc	2,066	55
			NCR Corp (a)	49,517	593
Commercial Banks (2.61%)			Teradata Corp (a)	59,393	1,661
Associated Banc-Corp	96,847	1,232			3,286
BancorpSouth Inc	36,487	835	Computers - Memory Devices (0.12%)
Bank of Hawaii Corp	50,481	2,296	SanDisk Corp (a)	44,667	1,135
BB&T Corp	18,300	510	Seagate Technology	11,451	192
BOK Financial Corp	3,351	159	Western Digital Corp (a)	5,501	209
City National Corp/CA	10,164	502			1,536
Commerce Bancshares Inc	28,938	1,145
Cullen/Frost Bankers Inc	37,738	1,937	Computers - Peripheral Equipment (0.34%)
First Citizens BancShares Inc/NC	1,485	249	Lexmark International Inc (a)	161,976	4,177
First Horizon National Corp (a)	429,150	5,557	Consulting Services (0.05%)
Fulton Financial Corp	44,036	407	Genpact Ltd (a)	27,696	384
M&T Bank Corp	85,298	6,291	SAIC Inc (a)	13,237	243
Marshall & Ilsley Corp	676,550	4,675			627
Popular Inc	238,300	512
Regions Financial Corp	617,445	3,921	Consumer Products - Miscellaneous (0.50%)
TCF Financial Corp	29,986	439	Clorox Co	22,435	1,327
Valley National Bancorp	33,375	459	Fortune Brands Inc	92,651	3,852
Whitney Holding Corp/LA	17,081	212

Schedule of Investments
MidCap Value Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Consumer Products - Miscellaneous (continued)			Diversified Manufacturing Operations (2.83%)
Jarden Corp	31,995 $	975	3M Co	13,028 $	1,049
		6,154	Brink's Co/The	26,892	629
Containers - Metal & Glass (0.11%)			Carlisle Cos Inc	11,308	379
Ball Corp	7,716	392	Cooper Industries PLC	79,146	3,395
Greif Inc	16,277	787	Crane Co	26,942	822
Owens-Illinois Inc (a)	7,867	214	Dover Corp	9,084	390
		1,393	Eaton Corp	148,115	9,071
			Harsco Corp	5,396	161
Containers - Paper & Plastic (0.81%)			Ingersoll-Rand PLC	15,213	494
Bemis Co Inc	64,723	1,816	ITT Corp	27,564	1,332
Packaging Corp of America	54,373	1,199	Leggett & Platt Inc	67,060	1,224
Pactiv Corp (a)	151,100	3,407	Parker Hannifin Corp	153,232	8,567
Sealed Air Corp	27,159	539	Pentair Inc	101,435	3,098
Sonoco Products Co	43,189	1,199	SPX Corp	8,053	438
Temple-Inland Inc	108,118	1,878	Textron Inc	131,507	2,568
		10,038	Trinity Industries Inc	88,908	1,390
Cosmetics & Toiletries (0.12%)					35,007
Avon Products Inc	49,589	1,495	Diversified Operations (0.06%)
Cruise Lines (0.14%)			Leucadia National Corp (a)	35,265	788
Royal Caribbean Cruises Ltd (a)	64,919	1,694	E-Commerce - Services (1.30%)
Data Processing & Management (0.06%)			Expedia Inc	4,299	92
Broadridge Financial Solutions Inc	13,051	284	IAC/InterActiveCorp (a)	435,952	8,754
Fidelity National Information Services Inc	19,451	458	Liberty Media Corp - Interactive (a)	699,221	7,258
		742			16,104
Dental Supplies & Equipment (0.13%)			Electric - Generation (0.03%)
DENTSPLY International Inc	26,441	887	AES Corp/The (a)	29,906	378
Patterson Cos Inc (a)	26,901	768	Electric - Integrated (8.22%)
		1,655	Allegheny Energy Inc	35,110	736
Diagnostic Kits (0.12%)			Alliant Energy Corp	148,794	4,642
IDEXX Laboratories Inc (a)	16,682	876	Ameren Corp	182,824	4,671
Inverness Medical Innovations Inc (a)	14,200	573	American Electric Power Co Inc	197,068	6,828
		1,449	CMS Energy Corp	460,508	6,986
Dialysis Centers (0.07%)			Consolidated Edison Inc	110,727	4,843
DaVita Inc (a)	15,469	924	Constellation Energy Group Inc	6,948	224
			DPL Inc	264,327	7,095
Disposable Medical Products (0.48%)			DTE Energy Co	28,396	1,194
CR Bard Inc	72,486	6,008	Duke Energy Corp	144,160	2,383
			Edison International	282,748	9,421
Distribution & Wholesale (0.70%)			Exelon Corp	24,146	1,102
Fastenal Co	34,913	1,448	FirstEnergy Corp	76,276	3,327
Fossil Inc (a)	84,670	2,764	FPL Group Inc	43,766	2,134
Genuine Parts Co	26,458	997	Great Plains Energy Inc	210,942	3,768
Ingram Micro Inc (a)	72,109	1,219	Hawaiian Electric Industries Inc	45,202	894
Tech Data Corp (a)	50,488	2,057	Integrys Energy Group Inc	8,540	357
WESCO International Inc (a)	4,888	136	MDU Resources Group Inc	103,201	2,273
		8,621	Northeast Utilities	164,056	4,154
			NSTAR	15,437	530

Schedule of Investments
MidCap Value Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electric - Integrated (continued)			Electronic Parts Distribution (0.17%)
NV Energy Inc	266,777 $	3,073	Arrow Electronics Inc (a)	49,208 $	1,293
OGE Energy Corp	50,736	1,838	Avnet Inc (a)	30,848	815
Pepco Holdings Inc	136,557	2,242			2,108
Pinnacle West Capital Corp	95,783	3,431	Electronics - Military (0.25%)
PPL Corp	206,616	6,093	L-3 Communications Holdings Inc	37,188	3,099
Progress Energy Inc	99,689	3,885
Public Service Enterprise Group Inc	21,772	666	Energy - Alternate Sources (0.03%)
SCANA Corp	127,082	4,525	Covanta Holding Corp (a)	21,707	380
TECO Energy Inc	112,264	1,748
Westar Energy Inc	15,642	334	Engineering - Research & Development Services (0.44%)
Wisconsin Energy Corp	42,791	2,094	Fluor Corp	53,370	2,420
Xcel Energy Inc	210,687	4,378	KBR Inc	88,505	1,658
		101,869	Shaw Group Inc/The (a)	3,816	123
			URS Corp (a)	26,884	1,206
Electric Products - Miscellaneous (0.12%)					5,407
Molex Inc	74,946	1,511
			Engines - Internal Combustion (0.52%)
Electronic Components - Miscellaneous (0.17%)			Cummins Inc	142,394	6,431
AVX Corp	9,595	114
Garmin Ltd	4,994	161	Enterprise Software & Services (0.04%)
Jabil Circuit Inc	22,454	325	CA Inc	21,837	481
Vishay Intertechnology Inc (a)	205,938	1,553
		2,153	Fiduciary Banks (0.08%)
			State Street Corp	16,538	709
Electronic Components - Semiconductors (1.30%)			Wilmington Trust Corp	17,500	230
Altera Corp	43,421	926			939
Broadcom Corp	26,615	711
Fairchild Semiconductor International Inc (a)	85,278	766	Finance - Auto Loans (0.03%)
			AmeriCredit Corp (a)	15,034	315
Intersil Corp	146,688	1,976
LSI Corp (a)	113,313	565	Finance - Consumer Loans (0.63%)
Micron Technology Inc (a)	317,041	2,764	SLM Corp (a)	744,073	7,835
National Semiconductor Corp	51,489	683
ON Semiconductor Corp (a)	548,775	3,957	Finance - Credit Card (0.30%)
PMC - Sierra Inc (a)	54,423	433	Discover Financial Services	276,315	3,780
QLogic Corp (a)	178,290	3,065
Rovi Corp (a)	7,293	210	Finance - Investment Banker & Broker (0.53%)
		16,056	E*Trade Financial Corp (a)	402,787	612
			Investment Technology Group Inc (a)	9,681	198
Electronic Connectors (0.40%)			Jefferies Group Inc	13,732	351
Amphenol Corp	117,416	4,678	Raymond James Financial Inc	176,990	4,480
Thomas & Betts Corp (a)	9,224	311	TD Ameritrade Holding Corp (a)	53,200	945
		4,989
					6,586
Electronic Design Automation (0.16%)
			Finance - Other Services (0.21%)
Cadence Design Systems Inc (a)	70,800	411	NASDAQ OMX Group Inc/The (a)	18,457	332
Synopsys Inc (a)	75,258	1,601	NYSE Euronext	97,116	2,274
		2,012
					2,606
Electronic Measurement Instruments (0.14%)
			Food - Baking (0.01%)
FLIR Systems Inc (a)	31,877	943	Flowers Foods Inc	3,126	76
Trimble Navigation Ltd (a)	36,221	829
		1,772

Schedule of Investments
MidCap Value Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Food - Canned (0.13%)			Gas - Distribution (continued)
Del Monte Foods Co	140,182 $	1,595	UGI Corp	19,471 $	477
					12,818
Food - Confectionery (0.45%)
Hershey Co/The	10,830	395	Home Decoration Products (0.66%)
JM Smucker Co/The	85,540	5,138	Newell Rubbermaid Inc	604,615	8,205
		5,533	Hospital Beds & Equipment (0.56%)
Food - Dairy Products (0.07%)			Hill-Rom Holdings Inc	52,468	1,226
Dean Foods Co (a)	49,492	873	Kinetic Concepts Inc (a)	138,940	5,737
					6,963
Food - Meat Products (0.34%)
Hormel Foods Corp	35,092	1,358	Hotels & Motels (0.45%)
Smithfield Foods Inc (a)	27,000	407	Choice Hotels International Inc	5,062	161
Tyson Foods Inc	175,570	2,426	Marriott International Inc/DE	22,913	601
		4,191	Starwood Hotels & Resorts Worldwide Inc	110,772	3,691
			Wyndham Worldwide Corp	52,689	1,106
Food - Miscellaneous/Diversified (0.90%)					5,559
Campbell Soup Co	10,785	357
ConAgra Foods Inc	207,301	4,714	Human Resources (0.19%)
Corn Products International Inc	38,726	1,101	Manpower Inc	16,433	851
HJ Heinz Co	10,380	453	Robert Half International Inc	55,731	1,500
Kellogg Co	22,003	1,197			2,351
McCormick & Co Inc/MD	23,207	842	Independent Power Producer (0.51%)
Ralcorp Holdings Inc (a)	9,669	598	Calpine Corp (a)	92,078	1,008
Sara Lee Corp	160,635	1,950	Dynegy Inc (a)	384,786	624
		11,212	Mirant Corp (a)	33,940	478
			NRG Energy Inc (a)	104,365	2,516
Food - Retail (0.39%)
Safeway Inc	143,004	3,211	RRI Energy Inc (a)	353,995	1,752
SUPERVALU Inc	104,175	1,532			6,378
Whole Foods Market Inc (a)	4,145	113	Industrial Audio & Video Products (0.04%)
		4,856	Dolby Laboratories Inc (a)	10,844	546

Forestry (0.56%)			Industrial Automation & Robots (0.17%)
Plum Creek Timber Co Inc	76,940	2,783	Rockwell Automation Inc/DE	43,972	2,121
Weyerhaeuser Co	103,363	4,124
		6,907	Industrial Gases (0.12%)
Funeral Services & Related Items (0.15%)			Airgas Inc	35,480	1,499
Hillenbrand Inc	42,917	788
			Instruments - Scientific (0.10%)
Service Corp International/US	137,467	1,054
			PerkinElmer Inc	60,114	1,211
		1,842
Gas - Distribution (1.03%)			Insurance Brokers (0.97%)
AGL Resources Inc	38,524	1,359	Aon Corp	51,109	1,988
Atmos Energy Corp	16,496	456	Arthur J Gallagher & Co	1,803	41
CenterPoint Energy Inc	15,239	213	Brown & Brown Inc	7,472	131
Energen Corp	13,019	572	Marsh & McLennan Cos Inc	456,869	9,850
National Fuel Gas Co	10,249	481			12,010
NiSource Inc	274,426	3,910	Internet Security (0.06%)
Sempra Energy	67,977	3,450	Symantec Corp (a)	43,900	744
Southern Union Co	86,195	1,900
			Investment Management & Advisory Services (1.78%)
			Ameriprise Financial Inc	101,618	3,886

Schedule of Investments
MidCap Value Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Investment Management & Advisory Services			Medical - Drugs (0.60%)
(continued)			Allergan Inc/United States	22,051 $	1,268
Federated Investors Inc	1,473 $	37	Endo Pharmaceuticals Holdings Inc (a)	48,524	976
Franklin Resources Inc	5,471	542	Forest Laboratories Inc (a)	129,275	3,832
Invesco Ltd	798,962	15,420	King Pharmaceuticals Inc (a)	115,088	1,382
Janus Capital Group Inc	39,879	487			7,458
Legg Mason Inc	47,245	1,218
Waddell & Reed Financial Inc	14,373	450	Medical - Generic Drugs (0.21%)
		22,040	Mylan Inc/PA (a)	109,603	1,998
			Watson Pharmaceuticals Inc (a)	17,199	660
Life & Health Insurance (1.16%)					2,658
Lincoln National Corp	213,394	5,245
Protective Life Corp	50,557	852	Medical - HMO (1.07%)
StanCorp Financial Group Inc	42,015	1,806	Aetna Inc	229,782	6,886
Torchmark Corp	48,864	2,194	CIGNA Corp	78,016	2,635
Unum Group	216,594	4,239	Coventry Health Care Inc (a)	51,850	1,186
		14,336	Health Net Inc (a)	72,283	1,754
			Humana Inc (a)	17,375	845
Linen Supply & Related Items (0.08%)					13,306
Cintas Corp	41,306	1,037
			Medical - Hospitals (0.37%)
Machinery - Construction & Mining (0.38%)			Community Health Systems Inc (a)	42,666	1,392
Bucyrus International Inc	9,607	503	Health Management Associates Inc (a)	42,884	285
Caterpillar Inc	50,200	2,623	LifePoint Hospitals Inc (a)	50,423	1,511
Joy Global Inc	10,877	498	Tenet Healthcare Corp (a)	38,992	216
Terex Corp (a)	57,512	1,124	Universal Health Services Inc	42,520	1,240
		4,748			4,644
Machinery - Farm (0.15%)			Medical - Outpatient & Home Medical Care (0.01%)
AGCO Corp (a)	38,374	1,186	Lincare Holdings Inc (a)	2,976	110
Deere & Co	12,800	640
		1,826	Medical - Wholesale Drug Distribution (0.02%)
			AmerisourceBergen Corp	9,472	258
Machinery - General Industry (0.21%)
Gardner Denver Inc	12,153	485	Medical Information Systems (0.17%)
IDEX Corp	8,294	234	Allscripts-Misys Healthcare Solutions Inc (a)	54,200	892
Manitowoc Co Inc/The	173,513	1,891	IMS Health Inc	56,081	1,214
		2,610			2,106
Machinery - Pumps (0.02%)			Medical Instruments (0.38%)
Graco Inc	7,668	205	Edwards Lifesciences Corp (a)	47,828	4,286
			Techne Corp	6,926	455
Machinery Tools & Related Products (0.12%)					4,741
Kennametal Inc	45,032	1,103
Lincoln Electric Holdings Inc	7,191	351	Medical Laboratory & Testing Service (0.12%)
		1,454	Covance Inc (a)	10,648	619
			Laboratory Corp of America Holdings (a)	12,209	868
Medical - Biomedical/Gene (0.68%)					1,487
Biogen Idec Inc (a)	109,910	5,907
Charles River Laboratories International Inc	21,142	768	Medical Products (0.13%)
(a)			Cooper Cos Inc/The	44,458	1,570
Illumina Inc (a)	20,200	741
Life Technologies Corp (a)	19,944	991	Metal - Aluminum (0.05%)
		8,407	Century Aluminum Co (a)	59,914	678

Schedule of Investments
MidCap Value Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Metal - Copper (0.08%)			Office Supplies & Forms (0.03%)
Southern Copper Corp	36,200 $	964	Avery Dennison Corp	13,246 $	431

Metal - Iron (0.82%)			Oil - Field Services (1.03%)
Cliffs Natural Resources Inc	253,949	10,145	BJ Services Co	177,168	3,662
			Exterran Holdings Inc (a)	104,537	2,120
Metal Processors & Fabrication (0.25%)			Helix Energy Solutions Group Inc (a)	140,658	1,492
Commercial Metals Co	147,025	2,020	Oil States International Inc (a)	99,315	3,659
Timken Co	47,653	1,068	SEACOR Holdings Inc (a)	4,946	348
		3,088	Smith International Inc	13,317	404
Miscellaneous Manufacturers (0.03%)			Superior Energy Services Inc (a)	44,626	1,025
Aptargroup Inc	9,789	347			12,710
			Oil & Gas Drilling (1.02%)
Motion Pictures & Services (0.04%)
			Atlas Energy Inc (a)	138,640	4,194
DreamWorks Animation SKG Inc (a)	12,046	469
			Atwood Oceanics Inc (a)	1,913	64
Motorcycle/Motor Scooter (0.72%)			Ensco International PLC ADR	17,537	684
Harley-Davidson Inc	393,120	8,940	Helmerich & Payne Inc	27,918	1,168
			Hercules Offshore Inc (a)	138,387	540
Multi-Line Insurance (3.21%)			Nabors Industries Ltd (a)	132,386	2,952
American Financial Group Inc/OH	85,541	2,122	Patterson-UTI Energy Inc	68,165	1,047
American International Group Inc (a)	10,810	262	Pride International Inc (a)	15,838	469
Assurant Inc	57,976	1,822	Rowan Cos Inc (a)	31,229	671
Cincinnati Financial Corp	161,292	4,256	Seahawk Drilling Inc (a)	1,055	22
CNA Financial Corp (a)	3,537	83	Unit Corp (a)	19,328	880
Genworth Financial Inc (a)	528,009	7,308			12,691
Hartford Financial Services Group Inc	514,848	12,351	Oil Company - Exploration & Production (5.81%)
Loews Corp	14,140	506	Cabot Oil & Gas Corp	17,306	662
Old Republic International Corp	74,277	787	Cimarex Energy Co	12,326	607
Unitrin Inc	65,164	1,414	Concho Resources Inc/Midland TX (a)	136,114	6,107
XL Capital Ltd	525,772	8,817	Continental Resources Inc/OK (a)	14,767	561
		39,728	Denbury Resources Inc (a)	96,113	1,302
Multimedia (0.14%)			Encore Acquisition Co (a)	35,027	1,668
Meredith Corp	30,706	951	EXCO Resources Inc	193,410	3,392
News Corp - Class A	37,600	474	Forest Oil Corp (a)	148,120	3,573
Viacom Inc (a)	12,480	364	Newfield Exploration Co (a)	341,870	16,731
		1,789	Noble Energy Inc	81,739	6,044
Music (0.00%)			Pioneer Natural Resources Co	39,415	1,733
Warner Music Group Corp (a)	10,589	51	Plains Exploration & Production Co (a)	16,436	548
			Questar Corp	239,022	9,915
Non-Ferrous Metals (0.06%)			Quicksilver Resources Inc (a)	28,657	381
Titanium Metals Corp (a)	65,624	763	Range Resources Corp	198,949	9,152
			SandRidge Energy Inc (a)	30,500	258
Non-Hazardous Waste Disposal (0.41%)			St Mary Land & Exploration Co	28,449	911
Republic Services Inc	189,684	5,082	Whiting Petroleum Corp (a)	125,987	8,386
					71,931
Office Automation & Equipment (0.42%)
Pitney Bowes Inc	105,103	2,199	Oil Company - Integrated (0.41%)
Xerox Corp	351,168	3,062	Hess Corp	9,581	553
		5,261	Murphy Oil Corp	88,131	4,502
					5,055

Schedule of Investments
MidCap Value Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil Field Machinery & Equipment (0.53%)			Property & Casualty Insurance (continued)
Cameron International Corp (a)	4,530 $	171	WR Berkley Corp	453,754 $	11,040
Dril-Quip Inc (a)	122,871	6,449			30,394
		6,620	Publishing - Newspapers (0.04%)
Oil Refining & Marketing (0.30%)			Gannett Co Inc	33,658	544
Frontier Oil Corp	5,394	67
Sunoco Inc	77,466	1,944	Quarrying (0.53%)
Tesoro Corp/Texas	133,911	1,674	Compass Minerals International Inc	8,558	540
		3,685	Vulcan Materials Co	136,308	6,023
					6,563
Paper & Related Products (1.07%)
International Paper Co	368,934	8,452	Racetracks (0.25%)
MeadWestvaco Corp	110,464	2,659	International Speedway Corp	28,517	733
Rayonier Inc	51,050	2,144	Penn National Gaming Inc (a)	86,320	2,329
		13,255			3,062
Pharmacy Services (0.03%)			Regional Banks (2.55%)
Omnicare Inc	15,992	400	Comerica Inc	348,487	12,026
			Fifth Third Bancorp	309,462	3,850
Photo Equipment & Supplies (0.16%)			Huntington Bancshares Inc/OH	271,251	1,299
Eastman Kodak Co (a)	322,771	1,953	KeyCorp	392,112	2,816
			PNC Financial Services Group Inc	11,800	654
Physician Practice Management (0.07%)			SunTrust Banks Inc	451,613	10,988
Mednax Inc (a)	14,864	845			31,633

Pipelines (0.89%)			Reinsurance (1.54%)
El Paso Corp	269,128	2,732	Allied World Assurance Co Holdings Ltd	15,456	692
Oneok Inc	19,120	807	Aspen Insurance Holdings Ltd	14,224	379
Spectra Energy Corp	330,546	7,024	Axis Capital Holdings Ltd	53,490	1,541
Williams Cos Inc	20,544	428	Endurance Specialty Holdings Ltd	46,345	1,669
		10,991	Everest Re Group Ltd	91,113	7,812
			PartnerRe Ltd	34,797	2,595
Power Converter & Supply Equipment (0.10%)
			Reinsurance Group of America Inc	35,477	1,728
Hubbell Inc	29,896	1,287
			RenaissanceRe Holdings Ltd	37,687	2,042
Printing - Commercial (0.09%)			Transatlantic Holdings Inc	6,596	328
RR Donnelley & Sons Co	56,975	1,129	Validus Holdings Ltd	11,659	309
					19,095
Private Corrections (0.27%)			REITS - Apartments (1.49%)
Corrections Corp of America (a)	181,831	3,402	AvalonBay Communities Inc	88,125	6,751
Property & Casualty Insurance (2.45%)			BRE Properties Inc	12,576	403
Arch Capital Group Ltd (a)	72,379	5,178	Camden Property Trust	37,539	1,455
Fidelity National Financial Inc	75,328	972	Equity Residential	167,161	5,358
First American Corp	28,287	836	Essex Property Trust Inc	51,608	4,113
Hanover Insurance Group Inc/The	11,120	472	UDR Inc	21,658	337
HCC Insurance Holdings Inc	62,022	1,681			18,417
Markel Corp (a)	1,401	455	REITS - Diversified (0.93%)
Mercury General Corp	9,611	367	Digital Realty Trust Inc	84,270	4,045
OneBeacon Insurance Group Ltd	5,460	71	Duke Realty Corp	111,692	1,264
Progressive Corp/The	534,322	8,859	Liberty Property Trust	55,412	1,685
Wesco Financial Corp	326	115	Vornado Realty Trust	69,848	4,518
White Mountains Insurance Group Ltd	1,086	348			11,512

Schedule of Investments
MidCap Value Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Healthcare (0.53%)			Research & Development (0.03%)
HCP Inc	46,271 $	1,312	Pharmaceutical Product Development Inc	17,931 $	419
Health Care REIT Inc	57,830	2,487
Nationwide Health Properties Inc	16,422	541	Retail - Apparel & Shoe (0.77%)
Senior Housing Properties Trust	47,529	991	Abercrombie & Fitch Co	23,078	728
Ventas Inc	29,249	1,234	AnnTaylor Stores Corp (a)	58,245	732
		6,565	Chico's FAS Inc	2,539	32
			Foot Locker Inc	126,614	1,430
REITS - Hotels (0.75%)			Ltd Brands Inc	123,141	2,342
Hospitality Properties Trust	22,511	498	Phillips-Van Heusen Corp	4,524	178
Host Hotels & Resorts Inc (a)	826,263	8,758	Urban Outfitters Inc (a)	129,467	4,087
		9,256			9,529
REITS - Mortgage (0.99%)			Retail - Automobile (0.16%)
Annaly Capital Management Inc	608,841	10,581	AutoNation Inc (a)	16,121	290
Chimera Investment Corp	429,791	1,685	CarMax Inc (a)	15,620	322
		12,266	Penske Auto Group Inc (a)	96,774	1,361
REITS - Office Property (1.80%)					1,973
Alexandria Real Estate Equities Inc	77,391	4,623
			Retail - Bookstore (0.08%)
Boston Properties Inc	124,200	8,057	Barnes & Noble Inc	58,207	1,018
Brandywine Realty Trust	31,027	348
Corporate Office Properties Trust SBI MD	13,504	482	Retail - Computer Equipment (0.01%)
Douglas Emmett Inc	265,414	3,671	GameStop Corp (a)	4,955	98
HRPT Properties Trust	228,252	1,522
Mack-Cali Realty Corp	57,073	1,862	Retail - Consumer Electronics (0.14%)
SL Green Realty Corp	38,738	1,762	RadioShack Corp	89,032	1,738
		22,327
			Retail - Discount (0.44%)
REITS - Regional Malls (0.17%)			Big Lots Inc (a)	18,241	518
Macerich Co/The	54,617	1,685	BJ's Wholesale Club Inc (a)	145,139	4,905
Taubman Centers Inc	13,300	421			5,423
		2,106
			Retail - Drug Store (0.09%)
REITS - Shopping Centers (0.43%)			Rite Aid Corp (a)	842,323	1,146
Developers Diversified Realty Corp	40,546	334
Federal Realty Investment Trust	9,610	619	Retail - Jewelry (0.08%)
Kimco Realty Corp	198,827	2,509	Signet Jewelers Ltd (a)	31,568	864
Regency Centers Corp	34,118	1,143	Tiffany & Co	2,601	105
Weingarten Realty Investors	38,925	727			969
		5,332	Retail - Mail Order (0.15%)
REITS - Single Tenant (0.04%)			Williams-Sonoma Inc	99,210	1,883
Realty Income Corp	19,495	545
			Retail - Major Department Store (0.74%)
REITS - Warehouse & Industrial (0.36%)			JC Penney Co Inc	234,263	5,817
AMB Property Corp	70,565	1,694	Sears Holdings Corp (a)	8,490	792
ProLogis	215,105	2,710	TJX Cos Inc	67,524	2,566
		4,404			9,175
Rental - Auto & Equipment (0.07%)			Retail - Office Supplies (0.10%)
Hertz Global Holdings Inc (a)	22,300	231	Office Depot Inc (a)	211,683	1,202
United Rentals Inc (a)	72,286	579
		810	Retail - Regional Department Store (0.29%)
			Macy's Inc	222,053	3,537

Schedule of Investments
MidCap Value Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Restaurants (0.09%)			Telecommunication Equipment - Fiber Optics (0.06%)
Wendy's/Arby's Group Inc	235,900 $	1,088	JDS Uniphase Corp (a)	87,555 $	688

Retirement & Aged Care (0.02%)			Telecommunication Services (0.66%)
Brookdale Senior Living Inc (a)	10,356	189	Amdocs Ltd (a)	76,386	2,184
			Clearwire Corp - Rights (a)	348,360	157
Satellite Telecommunications (0.07%)			Clearwire Corp (a)	493,560	3,203
EchoStar Holding Corp (a)	44,007	845	Virgin Media Inc	182,782	2,594
					8,138
Savings & Loans - Thrifts (0.60%)
First Niagara Financial Group Inc	35,054	481	Telephone - Integrated (1.81%)
Hudson City Bancorp Inc	36,305	482	CenturyTel Inc	200,643	6,824
New York Community Bancorp Inc	252,289	3,792	Frontier Communications Corp	412,876	3,142
People's United Financial Inc	150,704	2,437	Level 3 Communications Inc (a)	616,644	857
TFS Financial Corp	18,203	234	Qwest Communications International Inc	1,086,342	4,573
		7,426	Sprint Nextel Corp (a)	1,692,556	5,552
			Telephone & Data Systems Inc	32,328	1,020
Schools (0.04%)
			Windstream Corp	40,350	416
Career Education Corp (a)	1,345	29
					22,384
Washington Post Co/The	1,028	447
		476	Television (0.96%)
			CBS Corp	878,182	11,355
Semiconductor Component - Integrated Circuits (0.33%)
			Central European Media Enterprises Ltd (a)	20,460	583
Atmel Corp (a)	105,570	490
					11,938
Cypress Semiconductor Corp (a)	95,400	959
Integrated Device Technology Inc (a)	87,476	496	Textile - Home Furnishings (0.19%)
Linear Technology Corp	35,039	915	Mohawk Industries Inc (a)	57,089	2,364
Marvell Technology Group Ltd (a)	62,098	1,082
Maxim Integrated Products Inc	11,463	200	Theaters (0.04%)
		4,142	Regal Entertainment Group	32,510	480
Semiconductor Equipment (0.30%)			Tobacco (0.26%)
KLA-Tencor Corp	58,795	1,658	Lorillard Inc	31,507	2,385
Teradyne Inc (a)	224,567	2,098	Reynolds American Inc	15,664	833
		3,756			3,218
Steel - Producers (0.52%)			Tools - Hand Held (0.41%)
AK Steel Holding Corp	50,374	1,025	Black & Decker Corp	10,332	668
Carpenter Technology Corp	24,524	657	Snap-On Inc	92,434	3,779
Reliance Steel & Aluminum Co	10,985	448	Stanley Works/The	13,415	687
Schnitzer Steel Industries Inc	7,779	315			5,134
Steel Dynamics Inc	71,800	1,090	Toys (0.12%)
United States Steel Corp	66,655	2,961	Hasbro Inc	34,102	1,042
		6,496	Mattel Inc	19,699	388
Steel - Specialty (0.18%)					1,430
Allegheny Technologies Inc	54,102	2,210	Transport - Equipment & Leasing (0.04%)
			Aircastle Ltd	19,448	185
Telecommunication Equipment (0.74%)
CommScope Inc (a)	289,677	7,882	GATX Corp	11,669	306
Harris Corp	7,093	304			491
Tellabs Inc	156,739	1,008	Transport - Marine (0.58%)
		9,194	Alexander & Baldwin Inc	12,862	411
			Frontline Ltd/Bermuda	22,937	689
			Kirby Corp (a)	10,722	348

Schedule of Investments
MidCap Value Fund I
January 31, 2010 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)
COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (continued)
Transport - Marine (continued)			Diversified Banking Institutions (continued)
Overseas Shipholding Group Inc	23,372 $	1,043	Investment in Joint Trading Account; Credit
Teekay Corp	109,594	2,735	Suisse Repurchase Agreement; 0.10%
			dated 01/29/10 maturing 02/01/10
Tidewater Inc	43,228	2,024	(collateralized by US Treasury Note;
		7,250	$6,837,000; 0.88%; dated 03/31/11)	$ 6,702 $	6,702
Transport - Rail (0.25%)			Investment in Joint Trading Account;
Kansas City Southern (a)	105,410	3,131	Deutsche Bank Repurchase Agreement;
			0.11% dated 01/29/10 maturing 02/01/10
			(collateralized by Sovereign Agency
Transport - Services (0.35%)			Issues; $12,169,000; 0.00% - 4.75%; dated
Ryder System Inc	116,844	4,253	02/15/10 - 12/10/15)	11,931	11,931
UTI Worldwide Inc	1,842	25	Investment in Joint Trading Account;
		4,278	Morgan Stanley Repurchase Agreement;
			0.11% dated 01/29/10 maturing 02/01/10
Transport - Truck (0.04%)			(collateralized by Sovereign Agency
Con-way Inc	18,596	532	Issues; $12,169,000; 1.13% - 3.15%; dated
			12/15/11 - 01/22/15)	11,931	11,931
Vitamins & Nutrition Products (0.15%)					43,567
Herbalife Ltd	32,560	1,265	TOTAL REPURCHASE AGREEMENTS	$ 43,567
Mead Johnson Nutrition Co	12,700	574
		1,839	Total Investments	$ 1,232,107
			Other Assets in Excess of Liabilities, Net - 0.55%		6,851
Water (0.19%)			TOTAL NET ASSETS - 100.00%	$ 1,238,958
American Water Works Co Inc	91,700	1,999
Aqua America Inc	19,525	324
		2,323	(a) Non-Income Producing Security
Water Treatment Systems (0.02%)
Nalco Holding Co	8,034	189	Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
			of investments held by the fund as of the period end were as follows:
Wire & Cable Products (0.03%)
General Cable Corp (a)	12,690	369	Unrealized Appreciation	$ 154,055

Wireless Equipment (0.22%)			Unrealized Depreciation		(63,063)
Crown Castle International Corp (a)	46,424	1,715	Net Unrealized Appreciation (Depreciation)		90,992
Motorola Inc (a)	157,000	965	Cost for federal income tax purposes		1,141,115
			All dollar amounts are shown in thousands (000's)
		2,680
X-Ray Equipment (0.04%)			Portfolio Summary (unaudited)
Hologic Inc (a)	34,348	518	Sector		Percent
TOTAL COMMON STOCKS	$ 1,188,540		Financial		29.65%
	Principal		Consumer, Non-cyclical		11.00%
			Industrial		10.24%
	Amount	Value	Energy		10.11%
	(000's)	(000's)	Utilities		9.99%
REPURCHASE AGREEMENTS (3.52%)			Consumer, Cyclical		9.52%
			Communications		8.01%
Diversified Banking Institutions (3.52%)			Basic Materials		6.47%
Investment in Joint Trading Account; Bank			Technology		4.40%
of America Repurchase Agreement; 0.10%			Diversified		0.06%
dated 01/29/10 maturing 02/01/10			Other Assets in Excess of Liabilities, Net		0.55%
(collateralized by Sovereign Agency			TOTAL NET ASSETS		100.00%
Issues; $13,263,000; 0.00% - 5.00%; dated
04/01/10 - 01/27/20)	$ 13,003 $	13,003	Other Assets Summary (unaudited)
			Asset Type		Percent
			Futures		4.19%

Schedule of Investments
MidCap Value Fund I
January 31, 2010 (unaudited)

Futures Contracts
				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)
S&P Mid 400 eMini; March 2010	Buy	741	$ 53,373	$ 51,966	$ (1,407)
All dollar amounts are shown in thousands (000's)

Schedule of Investments
MidCap Value Fund III
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (98.92%)			COMMON STOCKS (continued)
Advertising Agencies (0.28%)			Computer Services (2.01%)
Interpublic Group of Cos Inc (a)	37,383 $	241	Computer Sciences Corp (a)	33,651 $	1,726

Aerospace & Defense Equipment (1.34%)			Computers - Integrated Systems (0.23%)
Goodrich Corp	18,700	1,158	NCR Corp (a)	16,692	200

Airlines (0.44%)			Consumer Products - Miscellaneous (0.58%)
Southwest Airlines Co	33,716	382	Jarden Corp	16,282	496

Apparel Manufacturers (1.15%)			Containers - Metal & Glass (0.33%)
Hanesbrands Inc (a)	43,200	992	Owens-Illinois Inc (a)	10,286	280

Auto - Medium & Heavy Duty Trucks (0.60%)			Containers - Paper & Plastic (0.24%)
Oshkosh Corp	14,401	519	Temple-Inland Inc	11,806	205

Auto/Truck Parts & Equipment - Original (0.38%)			Cruise Lines (0.71%)
TRW Automotive Holdings Corp (a)	14,136	326	Royal Caribbean Cruises Ltd (a)	23,300	608

Beverages - Non-Alcoholic (0.19%)			Distribution & Wholesale (0.31%)
Coca-Cola Enterprises Inc	8,133	164	WESCO International Inc (a)	9,674	268

Building - Residential & Commercial (0.40%)			Diversified Manufacturing Operations (4.67%)
DR Horton Inc	18,829	222	Dover Corp	9,204	395
Lennar Corp	7,760	119	Eaton Corp	22,888	1,402
		341	ITT Corp	27,431	1,325
Building & Construction Products -			Parker Hannifin Corp	6,626	370
Miscellaneous (0.34%)			SPX Corp	9,700	528
Armstrong World Industries Inc (a)	7,960	290			4,020

Cable/Satellite TV (0.31%)			E-Commerce - Services (0.46%)
DISH Network Corp	14,622	267	Expedia Inc	9,359	200
			Liberty Media Corp - Interactive (a)	19,231	200
Casino Services (1.25%)					400
International Game Technology	58,900	1,080	Electric - Integrated (6.50%)
			Constellation Energy Group Inc	12,616	407
Chemicals - Specialty (1.15%)			DPL Inc	11,406	306
Ashland Inc	12,372	500
			DTE Energy Co	13,877	583
Eastman Chemical Co	4,042	229
			Edison International	5,025	168
Lubrizol Corp	3,559	262
			MDU Resources Group Inc	57,758	1,272
		991
			NSTAR	10,754	369
Coatings & Paint (0.30%)			Pinnacle West Capital Corp	22,000	788
Valspar Corp	9,884	262	Xcel Energy Inc	82,055	1,705
					5,598
Commercial Banks (1.38%)
Bank of Hawaii Corp	8,292	377	Electric Products - Miscellaneous (0.13%)
Commerce Bancshares Inc	10,110	400	Molex Inc	5,458	110
M&T Bank Corp	5,573	411
			Electronic Components - Miscellaneous (0.32%)
		1,188
			Garmin Ltd	8,575	277
Commercial Services (1.11%)
Alliance Data Systems Corp (a)	16,000	951	Electronic Components - Semiconductors (1.81%)
			LSI Corp (a)	43,637	218
			Microchip Technology Inc	30,000	774

Schedule of Investments
MidCap Value Fund III
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Components - Semiconductors			Gas - Distribution (3.38%)
(continued)			Atmos Energy Corp	10,770 $	297
Micron Technology Inc (a)	41,482 $	362	CenterPoint Energy Inc	69,200	965
QLogic Corp (a)	11,745	202	Energen Corp	10,898	479
		1,556	Nicor Inc	8,388	340
Electronic Parts Distribution (0.24%)			NiSource Inc	10,645	152
Arrow Electronics Inc (a)	7,937	209	Southern Union Co	13,840	305
			UGI Corp	15,017	368
Electronics - Military (1.45%)					2,906
L-3 Communications Holdings Inc	14,927	1,244
			Home Decoration Products (0.41%)
Engineering - Research & Development Services (0.69%)			Newell Rubbermaid Inc	25,877	351
KBR Inc	14,671	275
URS Corp (a)	7,112	319	Hotels & Motels (0.35%)
		594	Wyndham Worldwide Corp	14,247	299
Enterprise Software & Services (0.27%)			Independent Power Producer (0.31%)
CA Inc	10,709	236	Mirant Corp (a)	18,871	266

Finance - Consumer Loans (0.81%)			Insurance Brokers (1.36%)
SLM Corp (a)	66,000	695	Aon Corp	3,991	155
			Willis Group Holdings PLC	38,700	1,015
Finance - Investment Banker & Broker (0.57%)					1,170
Investment Technology Group Inc (a)	8,036	165
TD Ameritrade Holding Corp (a)	18,298	325	Investment Management & Advisory Services (2.12%)
		490	Ameriprise Financial Inc	35,099	1,342
			Invesco Ltd	25,231	487
Finance - Other Services (0.24%)					1,829
NASDAQ OMX Group Inc/The (a)	11,546	208
			Life & Health Insurance (1.48%)
Food - Canned (0.57%)			StanCorp Financial Group Inc	6,385	274
Del Monte Foods Co	42,879	488	Torchmark Corp	10,823	486
			Unum Group	26,134	512
Food - Dairy Products (0.28%)					1,272
Dean Foods Co (a)	13,822	244
			Machinery - Construction & Mining (0.25%)
Food - Meat Products (0.90%)			Bucyrus International Inc	4,147	217
Hormel Foods Corp	7,764	301
			Machinery - General Industry (0.43%)
Tyson Foods Inc	34,530	477
			Gardner Denver Inc	9,234	368
		778
Food - Miscellaneous/Diversified (0.40%)			Machinery - Pumps (0.22%)
ConAgra Foods Inc	15,113	344	Graco Inc	7,253	194

Food - Retail (0.93%)			Medical - Generic Drugs (0.41%)
Safeway Inc	18,928	425	Mylan Inc/PA (a)	19,369	353
SUPERVALU Inc	25,494	375
		800	Medical - HMO (2.92%)
			CIGNA Corp	28,700	969
Food - Wholesale & Distribution (0.72%)			Coventry Health Care Inc (a)	49,700	1,137
Sysco Corp	22,100	619	Humana Inc (a)	8,339	406
					2,512
Funeral Services & Related Items (0.73%)
Service Corp International/US	81,423	625	Medical - Hospitals (0.36%)
			Tenet Healthcare Corp (a)	55,533	308

Schedule of Investments
MidCap Value Fund III
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Wholesale Drug Distribution (0.80%)			Physical Therapy & Rehabilitation Centers (0.31%)
AmerisourceBergen Corp	4,491 $	123	Healthsouth Corp (a)	14,903 $	268
Cardinal Health Inc	17,000	562
		685	Pipelines (3.89%)
			El Paso Corp	123,011	1,249
Medical Laboratory & Testing Service (1.00%)			Oneok Inc	11,193	472
Quest Diagnostics Inc	15,400	857	Spectra Energy Corp	66,616	1,416
Medical Products (0.30%)			Williams Cos Inc	10,095	210
CareFusion Corp (a)	10,118	261			3,347
			Power Converter & Supply Equipment (0.19%)
Metal - Iron (0.32%)			Hubbell Inc	3,860	166
Cliffs Natural Resources Inc	6,820	272
			Printing - Commercial (0.37%)
Metal Processors & Fabrication (0.20%)			RR Donnelley & Sons Co	15,885	315
Timken Co	7,784	174
			Property & Casualty Insurance (2.57%)
Multi-Line Insurance (1.25%)			Arch Capital Group Ltd (a)	6,862	491
American Financial Group Inc/OH	15,411	382	Chubb Corp	14,600	730
XL Capital Ltd	41,549	697	Fidelity National Financial Inc	67,200	867
		1,079	Progressive Corp/The	7,389	122
Multimedia (0.52%)					2,210
McGraw-Hill Cos Inc/The	12,708	451	Publishing - Newspapers (0.50%)
			Gannett Co Inc	26,540	429
Office Automation & Equipment (0.50%)
Xerox Corp	49,293	430	Regional Banks (4.54%)
			Capital One Financial Corp	29,500	1,087
Office Supplies & Forms (0.37%)
			Fifth Third Bancorp	131,543	1,637
Avery Dennison Corp	9,900	322
			PNC Financial Services Group Inc	21,400	1,186
Oil - Field Services (0.49%)					3,910
Oil States International Inc (a)	11,476	423	Reinsurance (2.39%)
			Allied World Assurance Co Holdings Ltd	8,196	367
Oil & Gas Drilling (0.92%)			Axis Capital Holdings Ltd	29,600	852
Atwood Oceanics Inc (a)	9,662	324	Endurance Specialty Holdings Ltd	10,072	363
Helmerich & Payne Inc	11,204	469	PartnerRe Ltd	6,345	473
		793			2,055
Oil Company - Exploration & Production (0.82%)			REITS - Apartments (0.32%)
Newfield Exploration Co (a)	14,459	708	Essex Property Trust Inc	3,500	279

Oil Company - Integrated (1.05%)			REITS - Diversified (0.63%)
Murphy Oil Corp	17,700	904	Digital Realty Trust Inc	5,822	279
Oil Field Machinery & Equipment (0.72%)			Liberty Property Trust	8,571	261
Cameron International Corp (a)	8,011	302			540
Dresser-Rand Group Inc (a)	10,730	317	REITS - Healthcare (1.12%)
		619	Senior Housing Properties Trust	18,370	383
Paper & Related Products (0.72%)			Ventas Inc	13,671	577
International Paper Co	27,134	622			960
			REITS - Mortgage (1.31%)
Pharmacy Services (1.38%)			Annaly Capital Management Inc	54,300	944
Omnicare Inc	47,370	1,184

Schedule of Investments
MidCap Value Fund III
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Mortgage (continued)			Semiconductor Component - Integrated
Chimera Investment Corp	46,822 $	183	Circuits (continued)
		1,127	Marvell Technology Group Ltd (a)	14,640 $	255
					646
REITS - Office Property (2.06%)
Alexandria Real Estate Equities Inc	6,785	405	Steel - Producers (0.74%)
Boston Properties Inc	9,831	638	Reliance Steel & Aluminum Co	7,148	291
Mack-Cali Realty Corp	12,910	421	Steel Dynamics Inc	11,415	173
SL Green Realty Corp	6,711	305	United States Steel Corp	3,980	177
		1,769			641
REITS - Regional Malls (0.20%)			Telecommunication Equipment (0.28%)
Simon Property Group Inc	2,384	172	CommScope Inc (a)	9,006	245

REITS - Warehouse & Industrial (0.45%)			Telecommunication Equipment - Fiber Optics (0.23%)
ProLogis	30,435	383	JDS Uniphase Corp (a)	24,740	194

Rental - Auto & Equipment (0.17%)			Telephone - Integrated (1.15%)
Hertz Global Holdings Inc (a)	13,736	142	Frontier Communications Corp	48,148	366
			Qwest Communications International Inc	148,414	625
Retail - Apparel & Shoe (0.46%)					991
Ltd Brands Inc	20,700	394	Television (0.50%)
			CBS Corp	33,069	428
Retail - Auto Parts (0.75%)
Advance Auto Parts Inc	16,400	647	Tobacco (1.74%)
			Lorillard Inc	9,479	717
Retail - Computer Equipment (0.64%)			Reynolds American Inc	14,600	777
GameStop Corp (a)	28,000	554
					1,494
Retail - Consumer Electronics (0.34%)			Tools - Hand Held (1.49%)
RadioShack Corp	14,881	290	Stanley Works/The	25,000	1,281

Retail - Discount (1.42%)			Toys (0.40%)
Big Lots Inc (a)	7,583	215	Hasbro Inc	11,371	347
Family Dollar Stores Inc	32,726	1,011
		1,226	Transport - Services (0.80%)
			Ryder System Inc	18,900	688
Retail - Major Department Store (0.07%)
JC Penney Co Inc	2,521	63	X-Ray Equipment (0.10%)
			Hologic Inc (a)	5,937	89
Retail - Regional Department Store (0.38%)
Macy's Inc	20,419	325	TOTAL COMMON STOCKS	$ 85,139
			Total Investments	$ 85,139
Retail - Restaurants (0.16%)			Other Assets in Excess of Liabilities, Net - 1.08%		933
Brinker International Inc	8,682	142	TOTAL NET ASSETS - 100.00%	$ 86,072

Savings & Loans - Thrifts (2.42%)
First Niagara Financial Group Inc	20,363	280	(a) Non-Income Producing Security
Hudson City Bancorp Inc	24,995	332
New York Community Bancorp Inc	97,901	1,471
		2,083
Semiconductor Component - Integrated Circuits (0.75%)
Atmel Corp (a)	41,006	190
Cypress Semiconductor Corp (a)	19,935	201

Schedule of Investments
MidCap Value Fund III
January 31, 2010 (unaudited)
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 10,995
Unrealized Depreciation	(6,709)
Net Unrealized Appreciation (Depreciation)	4,286
Cost for federal income tax purposes	80,853
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector	Percent
Financial	27.21%
Consumer, Non-cyclical	16.18%
Industrial	13.33%
Consumer, Cyclical	11.07%
Utilities	10.19%
Energy	7.89%
Technology	5.57%
Communications	4.24%
Basic Materials	3.24%
Other Assets in Excess of Liabilities, Net	1.08%
TOTAL NET ASSETS	100.00%

Schedule of Investments
Money Market Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
COMMERCIAL PAPER (76.38%)			COMMERCIAL PAPER (continued)
Agricultural Operations (0.92%)			Diversified Banking Institutions (continued)
Cargill Inc			Royal Bank of Scotland Group PLC
0.14%, 2/ 2/2010 (a)	$ 6,130 $	6,130	0.20%, 2/ 3/2010 (a)	$ 8,000 $	8,000
0.15%, 2/ 9/2010 (a)	8,700	8,700	0.20%, 2/ 4/2010 (a)	1,000	1,000
		14,830	0.32%, 3/ 2/2010 (a)	8,000	7,998
Beverages - Non-Alcoholic (0.06%)			Societe Generale North America Inc
			0.25%, 2/10/2010	1,000	1,000
Coca-Cola Co/The
0.18%, 3/17/2010 (a)	1,000	1,000	0.22%, 5/ 3/2010	3,030	3,028
					28,123
Chemicals - Diversified (3.13%)			Diversified Financial Services (2.03%)
BASF SE			Nordea North America Inc/DE
0.50%, 2/23/2010 (a)	13,700	13,696	0.19%, 2/24/2010	8,000	7,999
0.65%, 7/ 9/2010 (a)	7,500	7,479	0.20%, 3/ 4/2010	8,000	7,999
EI du Pont de Nemours & Co			Rabobank USA Financial Corp
0.43%, 6/21/2010 (a)	12,000	11,980	0.30%, 2/18/2010	11,800	11,798
0.43%, 6/22/2010 (a)	8,000	7,987	0.18%, 4/ 8/2010	5,000	4,998
0.55%, 9/13/2010	9,500	9,467			32,794
		50,609
			Diversified Manufacturing Operations (0.93%)
Commercial Banks (9.34%)			General Electric Co
Australia & New Zealand Banking Group Ltd			0.15%, 2/24/2010	7,000	6,999
0.39%, 2/17/2010 (a)	8,600	8,599	0.17%, 3/24/2010	8,000	7,998
0.31%, 3/11/2010 (a)	12,000	11,996			14,997
0.22%, 4/23/2010 (a)	6,600	6,597
DnB NOR Bank ASA			Electric - Integrated (3.34%)
0.33%, 3/10/2010 (a)	6,600	6,598	E.ON AG
0.26%, 5/25/2010 (a)	8,000	7,993	0.20%, 2/16/2010 (a)	9,000	8,999
0.28%, 6/30/2010 (a)	10,500	10,487	0.17%, 2/17/2010	6,000	6,000
			GDF Suez
0.31%, 7/ 7/2010 (a)	5,000	4,993	0.20%, 2/ 2/2010 (a)	4,000	4,000
0.26%, 7/14/2010 (a)	7,800	7,791	0.19%, 2/ 5/2010 (a)	8,000	8,000
Skandinaviska Enskilda Banken AB			0.15%, 2/17/2010 (a)	8,000	8,000
0.24%, 2/ 3/2010 (a)	8,100	8,100
0.25%, 2/ 5/2010 (a)	8,000	8,000	0.17%, 2/22/2010 (a)	7,000	6,999
Standard Chartered Bank/New York			0.17%, 2/24/2010 (a)	8,000	7,999
0.30%, 3/15/2010 (a)	8,200	8,197	0.16%, 3/11/2010 (a)	4,000	3,999
0.27%, 3/18/2010 (a)	1,100	1,100			53,996
0.40%, 5/ 7/2010 (a)	10,000	9,989	Fiduciary Banks (1.32%)
0.35%, 6/ 1/2010 (a)	9,650	9,639	State Street Corp
0.45%, 6/ 7/2010 (a)	10,000	9,984	0.17%, 3/ 5/2010	6,300	6,299
Svenska Handelsbanken Inc			0.19%, 3/22/2010	7,000	6,998
0.19%, 3/29/2010	7,000	6,998	0.19%, 3/26/2010	8,000	7,998
Toronto-Dominion Holdings USA Inc					21,295
0.50%, 2/ 8/2010 (a)	9,000	8,999
Westpac Banking Corp			Finance - Auto Loans (3.83%)
0.38%, 2/ 4/2010 (a)	15,000	15,000	American Honda Finance Corp
			0.18%, 2/ 3/2010	1,100	1,100
		151,060
			0.18%, 2/11/2010	8,000	8,000
Diversified Banking Institutions (1.74%)			0.17%, 2/19/2010	8,000	7,999
Bank of America Corp			0.19%, 3/ 8/2010	8,000	7,998
0.20%, 3/11/2010	1,100	1,100	PACCAR Financial Corp
JP Morgan Chase Funding Inc			0.18%, 2/22/2010	1,100	1,100
0.30%, 4/ 1/2010 (a)	6,000	5,997	0.15%, 4/22/2010	5,000	4,998

Schedule of Investments
Money Market Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
COMMERCIAL PAPER (continued)			COMMERCIAL PAPER (continued)
Finance - Auto Loans (continued)			Medical - Drugs (1.64%)
Toyota Credit Canada Inc			Pfizer Investment Capital
0.22%, 4/28/2010	$ 8,000 $	7,996	0.50%, 2/10/2010	$ 12,800 $	12,799
Toyota Motor Credit Corp			0.47%, 2/17/2010	13,725	13,722
0.23%, 2/25/2010	6,100	6,099			26,521
0.21%, 3/12/2010	9,600	9,598
			Money Center Banks (2.30%)
0.23%, 3/19/2010	7,000	6,998
			Intesa Funding LLC
		61,886	0.14%, 2/ 2/2010	7,000	7,000
Finance - Commercial (0.07%)			0.19%, 2/16/2010	1,200	1,200
Caterpillar Financial Services Corp			UBS Finance Delaware LLC
0.23%, 5/12/2010	1,205	1,204	0.37%, 3/29/2010	1,000	999
			0.59%, 4/ 6/2010	8,000	7,992
Finance - Credit Card (0.93%)			0.32%, 4/30/2010	10,000	9,992
American Express Credit			0.42%, 5/28/2010	10,000	9,987
0.22%, 2/ 9/2010	8,000	8,000			37,170
0.22%, 2/12/2010	7,000	6,999
		14,999	Multimedia (0.43%)
			Walt Disney Co/The
Finance - Investment Banker & Broker (4.24%)			0.11%, 3/10/2010 (a)	7,000	6,999
BNP Paribas Finance Inc
0.19%, 2/ 4/2010	15,100	15,100	Oil Company - Integrated (0.96%)
0.43%, 2/10/2010	13,000	12,999	Total Capital SA
ING US Funding LLC			0.14%, 2/ 8/2010 (a)	8,000	8,000
0.29%, 2/16/2010	12,700	12,698	0.16%, 3/31/2010 (a)	7,580	7,578
1.01%, 3/ 3/2010 (b)	15,000	15,000			15,578
0.23%, 4/ 7/2010	8,800	8,796
			Reinsurance (2.43%)
0.32%, 6/28/2010	4,000	3,995
			Swiss Re Treasury US Corp
		68,588	0.36%, 4/26/2010 (a)	8,000	7,993
Finance - Other Services (1.71%)			0.45%, 5/25/2010 (a)	8,000	7,989
Private Export Funding Corp			0.78%, 7/ 8/2010 (a)	600	598
0.34%, 3/ 9/2010 (a)	12,700	12,695	0.36%, 7/20/2010 (a)	7,500	7,487
0.45%, 3/17/2010 (a)	15,000	14,992	0.35%, 7/21/2010 (a)	7,000	6,988
		27,687	0.72%, 8/23/2010 (a)	8,200	8,167
Investment Management & Advisory Services (2.29%)					39,222
BlackRock Inc			Special Purpose Banks (0.84%)
0.21%, 2/12/2010 (a)	13,000	12,999	Dexia Delaware LLC
0.17%, 3/ 4/2010	7,000	6,999	0.50%, 2/ 2/2010	6,000	6,000
0.20%, 4/ 1/2010 (a)	6,300	6,298	0.32%, 4/ 9/2010	7,600	7,595
0.19%, 4/15/2010	5,000	4,998			13,595
0.19%, 4/20/2010	5,700	5,698
			Special Purpose Entity (25.71%)
		36,992
			CAFCO LLC
Life & Health Insurance (3.21%)			0.40%, 3/22/2010 (a)	6,000	5,997
New York Life Funding			0.30%, 6/ 8/2010 (a)	8,400	8,391
0.48%, 2/ 1/2010 (b)(c)	36,000	36,000	0.30%, 7/ 8/2010 (a)	6,000	5,992
Prudential PLC			0.30%, 7/13/2010 (a)	7,000	6,991
0.28%, 3/24/2010 (a)	8,000	7,997	0.30%, 7/19/2010 (a)	8,300	8,288
0.37%, 4/ 5/2010 (a)	1,000	999	Calyon North America Inc
0.45%, 5/24/2010 (a)	7,000	6,990	0.255%, 5/28/2010	9,180	9,172
		51,986	0.32%, 7/ 6/2010	8,000	7,989
			0.325%, 8/24/2010	6,000	5,989

Schedule of Investments
Money Market Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
COMMERCIAL PAPER (continued)			COMMERCIAL PAPER (continued)
Special Purpose Entity (continued)			Special Purpose Entity (continued)
CBA Delaware Finance Inc			Societe Generale North America Inc (continued)
0.22%, 4/12/2010	$ 8,000 $	7,997	0.35%, 9/ 8/2010	$ 3,600 $	3,592
Charta Corp			Straight - A Funding LLC
0.35%, 3/ 2/2010 (a)	12,800	12,796	0.16%, 2/ 1/2010	8,350	8,350
0.20%, 3/ 3/2010 (a)	5,500	5,499	0.16%, 2/ 8/2010	10,003	10,003
0.42%, 3/18/2010 (a)	10,000	9,995	0.19%, 2/18/2010 (a)	1,000	1,000
0.43%, 4/ 1/2010 (a)	10,000	9,993	0.16%, 4/14/2010	6,800	6,798
0.28%, 4/12/2010 (a)	1,070	1,069	0.17%, 4/14/2010	6,627	6,625
CRC Funding LLC			Yorktown Capital LLC
0.38%, 4/ 5/2010	13,700	13,691	0.18%, 2/ 3/2010	8,000	8,000
0.30%, 7/ 6/2010 (a)	7,900	7,890	0.23%, 2/ 8/2010 (a)	1,200	1,200
0.30%, 7/ 7/2010 (a)	6,000	5,992	0.20%, 4/12/2010 (a)	8,000	7,997
0.30%, 7/22/2010 (a)	7,100	7,090	0.17%, 4/20/2010	7,000	6,997
Danske Corp			0.20%, 5/ 3/2010 (a)	7,000	6,996
0.42%, 2/ 1/2010 (a)	8,700	8,700	0.20%, 5/24/2010 (a)	7,000	6,996
0.125%, 2/26/2010 (a)	7,000	6,999			415,736
Gemini Securitization Corp LLC
0.20%, 2/26/2010 (a)	9,200	9,199	Supranational Bank (2.50%)
0.16%, 3/ 8/2010 (a)	7,000	6,999	Corp Andina de Fomento
			0.35%, 5/17/2010 (a)	10,000	9,990
0.17%, 3/ 9/2010	7,700	7,699
			0.36%, 5/19/2010 (a)	11,000	10,988
0.16%, 3/16/2010 (a)	5,000	4,999
			0.47%, 6/17/2010 (a)	10,000	9,982
0.16%, 3/23/2010 (a)	8,000	7,998
			0.68%, 6/21/2010 (a)	500	499
Metlife Funding Inc
1.00%, 4/19/2010 (b)	15,000	15,000	0.62%, 8/20/2010 (a)	9,000	8,969
Park Avenue Receivables Corp					40,428
0.14%, 2/ 9/2010 (a)	8,000	8,000	Tobacco (0.48%)
0.14%, 2/22/2010 (a)	3,000	3,000	Philip Morris International Inc
0.14%, 2/23/2010 (a)	7,000	6,999	0.20%, 5/26/2010 (a)	4,700	4,697
0.16%, 3/ 8/2010 (a)	7,000	6,999	0.29%, 6/25/2010 (a)	3,000	2,997
Prudential Funding Corp					7,694
0.24%, 2/19/2010	7,000	6,999
0.20%, 3/ 5/2010	6,000	5,999	TOTAL COMMERCIAL PAPER	$ 1,234,989
Ranger Funding Co LLC			CERTIFICATE OF DEPOSIT (4.61%)
0.20%, 2/ 5/2010	7,500	7,500	Commercial Banks (1.92%)
0.25%, 2/24/2010 (a)	1,200	1,200	Citibank NA
0.21%, 3/16/2010 (a)	8,500	8,498	0.50%, 3/ 1/2010	11,000	11,000
0.20%, 3/17/2010 (a)	8,000	7,998	0.43%, 3/15/2010	5,000	5,000
0.22%, 4/13/2010 (a)	8,000	7,996	US Bank NA
0.23%, 6/10/2010 (a)	5,000	4,996	0.66%, 5/18/2010	15,000	15,000
Sheffield Receivables Corp					31,000
0.19%, 2/ 3/2010 (a)	8,000	8,000	Diversified Financial Services (0.39%)
0.19%, 2/19/2010 (a)	7,000	6,999	Nordea Bank
0.20%, 2/22/2010 (a)	3,500	3,500	1.07%, 5/21/2010	6,300	6,300
0.19%, 2/25/2010 (a)	8,000	7,999
0.20%, 3/ 2/2010 (a)	3,000	2,999	Regional Banks (2.30%)
0.19%, 5/11/2010 (a)	5,000	4,997	Bank of America NA
Societe Generale North America Inc			0.44%, 2/18/2010	12,000	12,000
0.20%, 2/11/2010	7,500	7,500	0.43%, 2/22/2010	10,000	10,000
0.24%, 4/ 1/2010	4,000	3,998	0.45%, 6/14/2010	7,300	7,300
0.24%, 4/23/2010	8,200	8,196
0.31%, 8/19/2010	2,400	2,396

Schedule of Investments
Money Market Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
CERTIFICATE OF DEPOSIT (continued)			BONDS (continued)
Regional Banks (continued)			Fiduciary Banks (0.03%)
Bank of America NA (continued)			Bank of New York Mellon Corp/The
0.41%, 10/25/2010	$ 8,000 $	8,000	0.68%, 2/ 5/2010 (c)	$ 500 $	500
		37,300
			Medical - Hospitals (0.72%)
TOTAL CERTIFICATE OF DEPOSIT	$ 74,600		Portland Clinic LLP/The
			0.31%, 11/20/2027	11,560	11,560
	Shares	Value
	Held	(000's)	Medical - Outpatient & Home Medical Care (0.33%)
COMMON STOCKS (3.73%)			Everett Clinic PS
Publicly Traded Investment Fund (3.73%)			0.31%, 5/ 1/2022	5,400	5,400

BlackRock Liquidity Funds TempFund Portfolio			Medical Laboratory & Testing Service (0.54%)
0.10, 12/31/2010	12,620,000	12,620
			Roche Holdings Inc
Cash Account Trust - Government & Agency			1.26%, 2/25/2010 (a)(c)	8,700	8,700
Securities Portfolio
0.06, 12/31/2010	130,000	130
			Regional Banks (0.51%)
Columbia Funds Series Trust - Columbia
Money Market Reserves			JPMorgan Chase Bank NA
0.09, 12/31/2010	29,920,000	29,920	0.23%, 2/22/2010 (c)	8,000	8,000
JP Morgan Prime Money Market Fund			US Bancorp
0.08, 12/31/2010	17,710,000	17,710	0.68%, 2/ 4/2010 (c)	270	270
		60,380			8,270

TOTAL COMMON STOCKS	$ 60,380		Special Purpose Entity (2.08%)
			Corporate Finance Managers Inc
	Principal		0.23%, 2/ 2/2043	13,700	13,700
	Amount	Value	NGSP Inc
	(000's)	(000's)	0.28%, 6/ 1/2046	20,000	20,000
BONDS (5.70%)					33,700
Asset Backed Securities (0.34%)
Great America Leasing Receivables			TOTAL BONDS	$ 92,084
0.50%, 11/15/2010 (a)	4,270	4,270	MUNICIPAL BONDS (6.85%)
John Deere Owner Trust			Arizona (0.67%)
1.13%, 7/ 2/2010	1,137	1,137	Glendale Industrial Development Authority
		5,407	Bank of New York
			0.15%, 7/ 1/2035	7,240	7,240
Automobile Sequential (0.92%)
			Tucson Airport Authority Inc Bank of America
Bank of America Auto Trust			NA
0.67%, 7/15/2010 (a)	2,776	2,776	0.25%, 12/ 1/2018	3,635	3,635
Hyundai Auto Receivables Trust					10,875
0.36%, 9/15/2010	7,433	7,433
World Omni Automobile Lease Securitization			California (2.58%)
Trust			Abag Finance Authority for Nonprofit Corps
0.40%, 11/15/2010	4,602	4,602	0.58%, 11/ 1/2031	1,935	1,935
		14,811	California Statewide Communities
			Development Authority
Diversified Banking Institutions (0.20%)			0.30%, 8/15/2034	600	600
JP Morgan Chase & Co			City of Fairfield CA Landesbank
2.63%, 12/ 1/2010	1,200	1,211	Hessen-Thueringen
Morgan Stanley			0.65%, 6/ 1/2034	2,000	2,000
2.90%, 12/ 1/2010	2,000	2,025	0.65%, 6/ 1/2034	2,700	2,700
		3,236	City of Santa Rosa CA Landesbank
Electric - Integrated (0.03%)			Hessen-Thueringen
			0.65%, 9/ 1/2024	4,560	4,560
Georgia Power Co
0.80%, 3/17/2010 (c)	500	500	Kern Water Bank Authority Wells Fargo Bank
			NA
			0.23%, 7/ 1/2028	2,600	2,600

Schedule of Investments
Money Market Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
MUNICIPAL BONDS (continued)			MUNICIPAL BONDS (continued)
California (continued)			Oregon (0.07%)
San Jose Redevelopment Agency/CA JP			Lake Oswego Redevelopment Agency Wells
Morgan Chase Bank			Fargo Bank NA
0.25%, 8/ 1/2028	$ 27,250 $	27,250	0.28%, 6/ 1/2020	$ 1,090 $	1,090
		41,645
			Washington (0.33%)
Colorado (0.47%)			Washington State Housing Finance Commission
Colorado Housing & Finance Authority Wells			0.30%, 9/ 1/2028	995	995
Fargo Bank NA
0.28%, 4/ 1/2029	325	325	0.31%, 12/ 1/2028	375	375
County of Kit Carson CO Wells Fargo Bank NA			0.30%, 9/15/2037	2,730	2,730
0.26%, 6/ 1/2027	1,800	1,800	0.30%, 12/15/2037	1,165	1,165
County of Montrose CO Wells Fargo Bank NA					5,265

0.28%, 6/ 1/2010	400	400	TOTAL MUNICIPAL BONDS	$ 110,690
Sheridan Redevelopment Agency Citibank NA
1.30%, 12/ 1/2029	5,000	5,000	U.S. GOVERNMENT & GOVERNMENT AGENCY
		7,525	OBLIGATIONS (2.78%)
			U.S. Treasury Bill (2.78%)
Georgia (0.12%)			0.25%, 2/11/2010	15,000	14,999
Savannah College of Art & Design Inc Bank of			0.46%, 4/ 8/2010	7,000	6,994
America NA
0.29%, 4/ 1/2024	2,000	2,000	0.43%, 6/ 3/2010	13,000	12,981
			0.33%, 9/23/2010	10,000	9,979
Illinois (1.39%)					44,953

City of Chicago IL US Bank NA			TOTAL U.S. GOVERNMENT & GOVERNMENT
1.34%, 7/ 8/2010	5,600	5,600	AGENCY OBLIGATIONS	$ 44,953
Memorial Health System/IL JP Morgan Chase			Total Investments	$ 1,617,696
Bank
0.26%, 10/ 1/2024	16,870	16,870	Liabilities in Excess of Other Assets, Net - (0.05)%		(763)
		22,470	TOTAL NET ASSETS - 100.00%	$ 1,616,933

Indiana (0.16%)
Ball State University Foundation Inc US Bank			(a)	Security exempt from registration under Rule 144A of the Securities Act
NA			of 1933. These securities may be resold in transactions exempt from
0.23%, 9/ 1/2031	2,550	2,550	registration, normally to qualified institutional buyers. Unless otherwise
			indicated, these securities are not considered illiquid. At the end of the
Iowa (0.14%)			period, the value of these securities totaled $715,908 or 44.28% of net
Iowa Finance Authority			assets.
0.26%, 3/ 1/2018	2,215	2,215	(b) Security is Illiquid
			(c)	Variable Rate. Rate shown is in effect at January 31, 2010.
New York (0.33%)
New York City Housing Development Corp			Portfolio Summary (unaudited)
Landesbank Hessen-Thueringen			Sector		Percent
0.35%, 6/ 1/2039	5,400	5,400
			Financial		69.43%
			Revenue		5.63%
North Carolina (0.26%)			Government		5.28%
North Carolina Capital Facilities Finance			Consumer, Non-cyclical		4.68%
Agency			Exchange Traded Funds		3.74%
0.25%, 9/ 1/2018	4,270	4,270	Utilities		3.37%
			Basic Materials		3.13%
Oklahoma (0.33%)			Asset Backed Securities		1.25%
			Energy		0.96%
University Hospital Bank of America NA			Industrial		0.93%
0.25%, 8/15/2021	5,385	5,385	Insured		0.84%
			Communications		0.43%
			Tax Allocation		0.38%
			Liabilities in Excess of Other Assets, Net		(0.05%)
			TOTAL NET ASSETS		100.00%

Schedule of Investments
Preferred Securities Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (0.40%)			PREFERRED STOCKS (continued)
Publicly Traded Investment Fund (0.40%)			Diversified Financial Services (continued)
BlackRock Preferred and Corporate Income			Citigroup Capital VIII	193,279 $	3,904
Strategies Fund Inc	25,500 $	218	Citigroup Capital X	277,800	4,928
BlackRock Preferred Income Strategies Fund			Citigroup Capital XI	333,900	5,820
Inc	242,500	2,413	General Electric Capital Corp 5.88%	39,648	946
Blackrock Preferred Opportunity Trust	85,400	886
			General Electric Capital Corp 6.00%	95,100	2,309
Flaherty & Crumrine/Claymore Preferred
Securities Income Fund Inc	335,900	4,817	General Electric Capital Corp 6.05%	108,500	2,684
Flaherty & Crumrine/Claymore Total Return			General Electric Capital Corp 6.10%	21,700	535
Fund Inc	109,500	1,628	General Electric Capital Corp 6.45%	24,000	601
		9,962	Harris Preferred Capital Corp	71,900	1,712
					38,060
TOTAL COMMON STOCKS	$ 9,962
			Electric - Integrated (6.32%)
CONVERTIBLE PREFERRED STOCKS (0.10%)
			Alabama Power Co - Series 2007B	126,322	3,224
Agricultural Operations (0.10%)
			Alabama Power Co - Series II	418,410	10,665
Archer-Daniels-Midland Co	57,000	2,445
			Dominion Resources Inc/VA	1,213,856	33,150
TOTAL CONVERTIBLE PREFERRED STOCKS	$ 2,445
			Entergy Louisiana LLC	117,910	3,053
PREFERRED STOCKS (62.62%)			Entergy Mississippi Inc 6.00%	3,000	75
Cable/Satellite TV (1.00%)			Entergy Mississippi Inc 7.25%	181,200	4,711
Comcast Corp 6.63%	413,554	9,979	Entergy Texas Inc	972,023	27,061
Comcast Corp 7.00%; Series B	315,000	7,954	FPL Group Capital Inc 6.60%	26,300	671
Comcast Corp 7.00%	290,745	7,298	FPL Group Capital Inc 8.75%	473,770	13,810
		25,231	Georgia Power Capital Trust VII	102,400	2,559
Cellular Telecommunications (0.02%)			Georgia Power Co 5.70%	2,000	51
United States Cellular Corp 7.50%	15,300	375	Georgia Power Co 5.75%	10,000	251
			Georgia Power Co 5.90%	52,330	1,314
Commercial Banks (4.70%)			Georgia Power Co 6.375%	7,300	196
ASBC Capital I	85,900	1,898	Georgia Power Co 6.50%	50,000	5,050
Banesto Holdings Ltd (a)	87,689	2,263	Georgia Power Co 8.20%	247,500	7,361
Barclays Bank PLC 6.63%	70,500	1,492	Gulf Power Co 5.88%	4,700	117
Barclays Bank PLC 7.10%	1,020,235	22,955	Mississippi Power Co	2,200	55
Barclays Bank PLC 7.75%	646,329	15,460	PPL Capital Funding Inc	452,700	11,426
Barclays Bank PLC 8.13%	427,539	10,517	PPL Electric Utilities Corp	22,705	558
BB&T Capital Trust V	964,500	25,984	PPL Energy Supply LLC	216,600	5,560
CoBank ACB 11.00%; Series C (a)	202,000	10,763	SCANA Corp	22,400	594
CoBank ACB 11.00%; Series D (b)	115,000	6,131	Xcel Energy Inc 7.60%	1,017,889	27,167
CoBank ACB 7.00% (a)(b)	29,000	1,102			158,679
HSBC USA Inc	16,200	718
			Fiduciary Banks (0.13%)
M&T Capital Trust IV	381,700	9,959	BNY Capital V	125,893	3,132
National Bank of Greece SA	415,600	8,728
VNB Capital Trust I	6,400	161	Finance - Consumer Loans (0.34%)
		118,131	HSBC Finance Corp 6.88%	336,055	8,210
Diversified Banking Institutions (1.23%)			HSBC Finance Corp 6.00%	17,100	370
Bank of America Corp	181,700	4,459			8,580
HSBC Holdings PLC 6.20%	1,074,600	23,641	Finance - Investment Banker & Broker (4.27%)
JP Morgan Chase & Co	97,200	2,703	Credit Suisse Guernsey Ltd	1,515,292	39,049
		30,803	JP Morgan Chase Capital XI	708,980	15,846
Diversified Financial Services (1.52%)			JP Morgan Chase Capital XII	128,000	3,008
Citigroup Capital IX	276,200	4,930	JP Morgan Chase Capital XIV	128,500	3,013
Citigroup Capital VII	465,000	9,691	JP Morgan Chase Capital XIX	3,500	85

Schedule of Investments
Preferred Securities Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
PREFERRED STOCKS (continued)			PREFERRED STOCKS (continued)
Finance - Investment Banker & Broker			Life & Health Insurance (continued)
(continued)			Prudential PLC 6.50%	99,300 $	2,235
Merrill Lynch Capital Trust III 7.375%	19,000 $	427	Prudential PLC 6.75%	171,992	3,983
Merrill Lynch Preferred Capital Trust IV	85,500	1,815	Torchmark Capital Trust III	23,800	580
Merrill Lynch Preferred Capital Trust V	140,294	3,059			58,375
Morgan Stanley Capital Trust III	313,000	6,701
Morgan Stanley Capital Trust IV	512,371	10,857	Money Center Banks (2.93%)
Morgan Stanley Capital Trust V	470,150	9,431	Fleet Capital Trust IX	108,900	2,067
Morgan Stanley Capital Trust VI	361,530	8,069	JP Morgan Chase Capital XVI	60,500	1,445
Morgan Stanley Capital Trust VII	176,800	3,950	Santander Finance Preferred SA Unipersonal	2,484,206	70,055
Morgan Stanley Capital Trust VIII	93,700	2,046			73,567
		107,356	Multi-Line Insurance (3.99%)
Finance - Mortgage Loan/Banker (0.52%)			Aegon NV 4.00%	67,500	1,199
Countrywide Financial Corp	634,419	13,164	Aegon NV 6.375%	666,607	12,266
			Aegon NV 6.50%	99,258	1,853
Finance - Other Services (0.16%)			Allianz SE	957,650	23,941
National Rural Utilities Cooperative Finance			ING Groep NV 6.13%	107,000	1,819
Corp 5.95%	25,200	609	ING Groep NV 6.20%	29,700	509
National Rural Utilities Cooperative Finance			ING Groep NV 6.38%	848,000	14,908
Corp 6.10%	78,700	1,901	ING Groep NV 7.05%	912,938	17,656
National Rural Utilities Cooperative Finance
Corp 6.75%	55,300	1,388	ING Groep NV 7.20%	162,445	3,218
		3,898	ING Groep NV 7.38%	844,300	17,148
			ING Groep NV 8.50%	81,300	1,859
Financial Guarantee Insurance (0.27%)			XL Capital Ltd (a)(c)	200,000	3,950
Financial Security Assurance Holdings Ltd					100,326
5.60%	74,600	1,082
Financial Security Assurance Holdings Ltd			Multimedia (0.51%)
6.25%	350,225	5,669	Viacom Inc	533,500	12,905
		6,751
Food - Dairy Products (0.03%)			Oil Company - Exploration & Production (0.20%)
Dairy Farmers of America (a)	10,000	786	Nexen Inc	211,490	5,017

Insurance Brokers (0.06%)			Property & Casualty Insurance (1.59%)
ABN AMRO North America Capital			Arch Capital Group Ltd 7.88%	135,400	3,350
Funding Trust I (a)	2,500	1,512	Arch Capital Group Ltd 8.00%	562,382	14,031
			Berkley W R Capital Trust	784,925	18,148
Investment Management & Advisory Services (3.07%)			Markel Corp	172,000	4,415
Ameriprise Financial Inc	1,188,559	30,189			39,944
Deutsche Bank Contingent Capital Trust II	1,613,600	35,467
			Regional Banks (7.40%)
Deutsche Bank Contingent Capital Trust III	471,600	11,465	BAC Capital Trust I	77,200	1,727
		77,121	BAC Capital Trust II	114,800	2,531
Life & Health Insurance (2.32%)			BAC Capital Trust III	6,000	135
Delphi Financial Group Inc 7.38%	481,700	8,844	BAC Capital Trust IV	35,600	687
Delphi Financial Group Inc 8.00%	52,900	1,292	BAC Capital Trust V	115,700	2,277
Lincoln National Capital VI	127,337	2,915	BAC Capital Trust VIII	162,900	3,227
Lincoln National Corp 6.75%	24,400	533	BAC Capital Trust X	85,700	1,701
PLC Capital Trust III	12,400	295	BAC Capital Trust XII	62,700	1,373
PLC Capital Trust IV	41,400	927	Bank One Capital VI	342,109	8,532
PLC Capital Trust V	266,100	5,098	Fifth Third Capital Trust V	94,300	2,094
Protective Life Corp	561,700	12,509	Fifth Third Capital Trust VI	312,071	6,922
Prudential Financial Inc	714,818	19,164	Fifth Third Capital Trust VII	130,300	3,277

Schedule of Investments
Preferred Securities Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
PREFERRED STOCKS (continued)			PREFERRED STOCKS (continued)
Regional Banks (continued)			REITS - Diversified (continued)
Fleet Capital Trust VIII	138,522 $	3,061	PS Business Parks Inc - Series K	78,100 $	1,928
KeyCorp Capital V	15,000	282	PS Business Parks Inc - Series L	2,400	57
KeyCorp Capital X	30,866	737	PS Business Parks Inc - Series M	34,500	787
National City Capital Trust II	309,708	7,030	PS Business Parks Inc - Series O	32,500	752
National City Capital Trust III	133,900	2,954	PS Business Parks Inc - Series P	573,600	12,189
PNC Capital Trust C	749,300	18,905	Sovereign REIT (d)	7,100	7,961
PNC Capital Trust D	568,900	12,459	Vornado Realty LP	1,422,033	35,323
PNC Financial Services Group Inc	184,127	5,202	Vornado Realty Trust - Series F	419,925	8,953
SunTrust Capital IX	321,800	7,916	Vornado Realty Trust - Series G	12,700	268
USB Capital VI	792,600	16,859	Vornado Realty Trust - Series H	37,700	812
USB Capital VII	191,800	4,154	Vornado Realty Trust - Series I	116,293	2,503
USB Capital VIII	40,900	944			117,432
USB Capital X	172,800	4,035	REITS - Healthcare (0.01%)
USB Capital XI	222,692	5,300	HCP Inc 7.10%	6,400	140
USB Capital XII	330,600	7,551	HCP Inc 7.25%	5,400	120
Wachovia Capital Trust IV	61,252	1,354			260
Wachovia Capital Trust IX	624,600	13,747
Wachovia Capital Trust X	34,900	880	REITS - Mortgage (0.05%)
Wachovia Corp 7.25%	397,254	9,093	PFGI Capital Corp	48,300	1,247
Wells Fargo Capital IX	436,343	9,041	REITS - Office Property (0.96%)
Wells Fargo Capital VII	364,839	7,888	HRPT Properties Trust 7.125%	748,200	15,420
Wells Fargo Capital VIII	12,500	264	HRPT Properties Trust 7.50%	302,430	5,746
Wells Fargo Capital XI	19,800	446	HRPT Properties Trust 8.75%	123,251	3,010
Wells Fargo Capital XII	253,500	6,543			24,176
Wells Fargo Capital XIV	176,948	4,843
		185,971	REITS - Shopping Centers (4.81%)
			Developers Diversified Realty Corp 7.50%	70,000	1,404
Reinsurance (1.26%)			Developers Diversified Realty Corp 8.00%	69,100	1,469
Everest Re Capital Trust II	381,319	7,764	Kimco Realty Corp 6.65%	91,149	1,937
PartnerRe Ltd 6.50%	201,466	4,553	Kimco Realty Corp 7.75%	1,463,900	35,631
PartnerRe Ltd 6.75%	133,700	3,197	Regency Centers Corp 6.70%	265,700	5,845
RenaissanceRe Holdings Ltd - Series B	114,300	2,760	Regency Centers Corp 7.25%	257,000	5,988
RenaissanceRe Holdings Ltd - Series C	249,435	4,936	Regency Centers Corp 7.45%	309,344	7,217
RenaissanceRe Holdings Ltd - Series D	391,400	8,470	Weingarten Realty Investors 6.50%	815,700	16,926
		31,680	Weingarten Realty Investors 6.75%	900	20
REITS - Apartments (0.27%)			Weingarten Realty Investors 6.95%	204,300	4,499
BRE Properties Inc - Series C	198,777	4,381	Weingarten Realty Investors 8.10%	1,835,100	39,803
Equity Residential	6,300	141			120,739
UDR Inc	100,500	2,236	REITS - Single Tenant (0.37%)
		6,758	Realty Income Corp - Series D	391,093	9,347
REITS - Diversified (4.67%)			Realty Income Corp - Series E	1,100	28
Duke Realty Corp 6.50%	288,100	5,762			9,375
Duke Realty Corp 6.60%	77,400	1,570	REITS - Storage (2.28%)
Duke Realty Corp 6.63%	261,400	5,254	Public Storage Inc 6.18%; Series D	40,600	885
Duke Realty Corp 6.95%	315,111	6,661	Public Storage Inc 6.25%; Series Z	22,700	508
Duke Realty Corp 7.25%	161,732	3,568	Public Storage Inc 6.45%; Series F	314,900	6,969
Duke Realty Corp 8.38%	633,737	15,729	Public Storage Inc 6.45%; Series X	223,740	4,947
PS Business Parks Inc - Series H	161,600	3,644	Public Storage Inc 6.50%; Series W	345,625	7,690
PS Business Parks Inc - Series I	170,600	3,711	Public Storage Inc 6.60%; Series C	166,800	3,850

Schedule of Investments
Preferred Securities Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
PREFERRED STOCKS (continued)			PREFERRED STOCKS (continued)
REITS - Storage (continued)			Special Purpose Entity (continued)
Public Storage Inc 6.63%; Series M	268,900 $	6,136	SATURNS 2004-04 6.00%; Series GS	181,400 $	3,946
Public Storage Inc 6.75%; Series E	44,728	1,042	SATURNS 2004-06 6.00%; Series GS	177,900	3,869
Public Storage Inc 6.75%; Series L	325,000	7,527	SATURNS 2004-2 5.75%; Series GS	27,200	594
Public Storage Inc 6.85%; Series Y (d)	98,900	2,330	Trust Certificates Series 2001-2	22,110	566
Public Storage Inc 6.95%; Series H	73,170	1,730			54,989
Public Storage Inc 7.00%; Series G	45,500	1,104	Telecommunication Services (0.89%)
Public Storage Inc 7.00%; Series N	57,000	1,387	Centaur Funding Corp (a)	21,543	22,378
Public Storage Inc 7.25%; Series I	7,119	179
Public Storage Inc 7.25%; Series K	440,133	10,977	Telephone - Integrated (0.55%)
		57,261	AT&T Inc	98,543	2,585
REITS - Warehouse & Industrial (0.63%)			Telephone & Data Systems Inc 6.63%	379,318	8,724
AMB Property Corp - Series L	145,600	3,067	Telephone & Data Systems Inc 7.60%	106,129	2,547
AMB Property Corp - Series M	55,900	1,196			13,856
AMB Property Corp - Series P	144,458	3,107	Television (1.10%)
Prologis - Series C	125,000	6,352	CBS Corp 6.75%	780,000	17,043
Prologis - Series F	3,600	75	CBS Corp 7.25%	449,900	10,595
Prologis - Series G	93,600	1,934			27,638
		15,731
			TOTAL PREFERRED STOCKS	$ 1,573,204
Special Purpose Entity (2.19%)				Principal
Corporate-Backed Trust Certificates 6.00%;
Series GS	170,300	3,622		Amount	Value
				(000's)	(000's)
Corporate-Backed Trust Certificates 6.00%	6,000	133
Corporate-Backed Trust Certificates 6.30%	6,900	154	BONDS (28.78%)
Corporate-Backed Trust Certificates 7.63%	30,700	784	Commercial Banks (4.27%)
			Barclays Bank PLC
Corporate-Backed Trust Certificates - Series			7.43%, 12/15/2017 (a)(e)	$ 8,106	7,640
BMY	17,300	426
CORTS Trust for Bristol Meyers Squibb	26,200	668	6.28%, 12/15/2034	10,000	7,630
CORTS Trust for First Union Institutional			6.86%, 9/29/2049 (a)(e)	4,000	3,340
Capital I	41,000	1,060	BB&T Capital Trust IV
CORTS Trust for Goldman Sachs Capital I	10,100	221	6.82%, 6/12/2057 (e)	4,000	3,600
CORTS Trust II for Bellsouth			Caisse Nationale des Caisses
Telecommunications (b)	67,464	1,687	6.75%, 1/27/2049	1,500	1,205
CORTS Trust II for Goldman Sachs Capital I	8,800	196	CBA Capital Trust I
CORTS Trust VI for IBM Debentures	2,800	73	5.81%, 12/31/2049 (a)	10,500	10,024
Deutsche Bank Capital Funding Trust IX	126,300	2,830	First Empire Capital Trust I
			8.23%, 2/ 1/2027	2,000	1,847
Deutsche Bank Capital Funding Trust VIII	508,200	11,714	First Empire Capital Trust II
Deutsche Bank Capital Funding Trust X	356,100	8,493	8.28%, 6/ 1/2027	7,000	6,462
Merrill Lynch Capital Trust I	319,600	6,220	First Hawaiian Capital I
Merrill Lynch Capital Trust II	109,200	2,132	8.34%, 7/ 1/2027	5,000	4,762
National City Capital Trust IV	54,200	1,358	North Fork Capital Trust II
PreferredPlus TR-CCR1 5.75%; Series GSG2	17,500	371	8.00%, 12/15/2027	3,450	3,243
PreferredPlus TR-CCR1 6.00%; Series GSC3	59,200	1,268	Northgroup Preferred Capital Corp
PreferredPlus TR-CCR1 6.00%; Series GSC4	43,200	933	6.38%, 12/29/2049 (a)(e)	10,000	8,766
PreferredPlus TR-CCR1 6.00%; Series GSG1	13,500	297	Rabobank Nederland NV
PreferredPlus TR-CCR1 7.63%; Series VER1	15,599	396	11.00%, 12/29/2049 (a)(e)	25,764	32,911
SATURNS - Series VZ; 6.130%	11,700	288	Standard Chartered PLC
			6.41%, 1/30/2017 (a)(e)	5,000	4,388
SATURNS 2003-06 6.00%; Series GS	3,800	84	7.01%, 12/29/2049 (a)	11,500	10,270
SATURNS 2003-11 5.63%; Series GS	13,800	293
SATURNS 2003-13 6.25%; Series CSFB	13,800	313

Schedule of Investments
Preferred Securities Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Commercial Banks (continued)			Life & Health Insurance (2.06%)
Westpac Capital Trust III			Great-West Life & Annuity Insurance Capital I
5.82%, 9/30/2013 (a)	$ 1,300 $	1,126	6.63%, 11/15/2034 (a)	$ 4,000 $	3,079
		107,214	Great-West Life & Annuity Insurance Co
			7.15%, 5/16/2046 (a)(e)	4,750	4,228
Diversified Banking Institutions (2.16%)
			Lincoln National Corp
BNP Paribas			7.00%, 5/17/2066 (e)	6,375	5,339
7.20%, 6/29/2049 (a)	17,700	17,081
			Nationwide Financial Services
7.20%, 6/29/2049 (e)	1,000	947	6.75%, 5/15/2037	10,300	8,289
Credit Agricole SA			Prudential Financial Inc
9.75%, 6/29/2049	22,738	24,102	8.88%, 6/15/2038 (e)	24,123	26,053
Societe Generale			Prudential PLC
8.75%, 4/ 7/2015	12,000	12,058	6.50%, 6/29/2049	5,750	4,730
		54,188			51,718

Diversified Financial Services (1.35%)			Money Center Banks (1.57%)
ZFS Finance USA Trust I			ABN Amro North American Holding Preferred
6.15%, 12/15/2065 (a)(e)	5,000	4,775	Capital Repackage Trust I
ZFS Finance USA Trust II			6.52%, 12/29/2049 (a)(e)	9,600	8,064
6.45%, 12/15/2065 (a)(e)	32,430	29,187	BankAmerica Institutional Capital A
		33,962	8.07%, 12/31/2026 (a)	500	483

Electric - Integrated (1.95%)			BBVA International Preferred SA Unipersonal
FPL Group Capital Inc			5.92%, 12/29/2049 (e)	7,600	6,289
6.35%, 10/ 1/2066 (e)	4,000	3,740	HSBC Capital Funding LP/Jersey Channel
			Islands
6.65%, 6/15/2067 (e)	3,000	2,850	9.55%, 12/29/2049 (a)(e)	3,000	3,030
7.30%, 9/ 1/2067 (e)	42,255	42,466	10.18%, 12/29/2049 (a)(e)	11,000	13,200
		49,056	Republic New York Capital I
Export & Import Bank (0.35%)			7.75%, 11/15/2026	7,200	6,685
Svensk Exportkredit AB			Santander Finance Preferred SA Unipersonal
6.38%, 10/29/2049 (a)	10,000	8,691	10.50%, 9/29/2049 (e)	1,520	1,712
					39,463
Finance - Consumer Loans (0.20%)
			Multi-Line Insurance (5.18%)
HSBC Finance Capital Trust IX
5.91%, 11/30/2035	6,000	5,062	Allstate Corp/The
			6.50%, 5/15/2057	2,000	1,870

Finance - Credit Card (0.04%)			AXA SA
Capital One Capital III			8.60%, 12/15/2030	8,000	9,594
7.69%, 8/15/2036	1,000	940	6.38%, 12/29/2049 (a)(e)	35,426	28,739
			6.46%, 12/31/2049 (a)(e)	12,300	9,671
Finance - Investment Banker & Broker (1.26%)			Hartford Financial Services Group Inc
JP Morgan Chase Capital XV			8.13%, 6/15/2068 (e)	10,900	10,791
5.88%, 3/15/2035	2,000	1,799	MetLife Capital Trust IV
JP Morgan Chase Capital XXI			7.88%, 12/15/2037 (a)	24,500	24,500
1.23%, 2/ 2/2037 (e)	2,000	1,396	MetLife Capital Trust X
JP Morgan Chase Capital XXV			9.25%, 4/ 8/2068 (a)	22,000	24,640
6.80%, 10/ 1/2037	8,005	8,066	MMI Capital Trust I
JP Morgan Chase Capital XXVII			7.63%, 12/15/2027	1,073	1,034
7.00%, 11/ 1/2039	19,700	20,374	USF&G Capital III
		31,635	8.31%, 7/ 1/2046 (a)	2,000	2,071
			XL Capital Ltd
Finance - Mortgage Loan/Banker (0.39%)			6.50%, 12/31/2049 (e)	22,500	17,100
Countrywide Capital III					130,010
8.05%, 6/15/2027	10,160	9,855

Schedule of Investments
Preferred Securities Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Mutual Insurance (1.28%)			Special Purpose Entity (continued)
Liberty Mutual Group Inc			Goldman Sachs Capital I
7.80%, 3/15/2037 (a)	$ 2,000 $	1,720	6.35%, 2/15/2034	$ 15,000 $	13,607
10.75%, 6/15/2058 (a)(e)	22,000	24,200	JP Morgan Chase Capital XX
Oil Insurance Ltd			6.55%, 9/29/2036	9,950	9,403
7.56%, 12/29/2049 (a)(e)	8,000	6,322	LBG Capital No.1 Plc
		32,242	8.00%, 12/15/2049 (e)	2,600	2,106
			Old Mutual Capital Funding
Property & Casualty Insurance (1.32%)			8.00%, 5/29/2049	4,000	3,444
ACE Capital Trust II					61,498
9.70%, 4/ 1/2030	3,690	4,371
Chubb Corp			Tools - Hand Held (0.59%)
6.38%, 3/29/2037 (e)	9,600	9,216	Stanley Works/The
Everest Reinsurance Holdings Inc			5.90%, 12/ 1/2045 (e)	16,130	14,880
6.60%, 5/15/2037 (e)	6,700	5,393
Progressive Corp/The			Transport - Rail (0.51%)
6.70%, 6/15/2037	15,550	14,306	BNSF Funding Trust I
		33,286	6.61%, 12/15/2055 (e)	13,150	12,755
			TOTAL BONDS	$ 723,054
Regional Banks (1.69%)
Fifth Third Capital Trust IV			REPURCHASE AGREEMENTS (6.45%)
6.50%, 4/15/2037 (e)	8,000	6,140	Diversified Banking Institutions (6.45%)
First Union Capital II			Investment in Joint Trading Account; Bank
7.95%, 11/15/2029	700	724	of America Repurchase Agreement; 0.10%
Mellon Capital IV			dated 01/29/10 maturing 02/01/10
6.24%, 6/29/2049 (e)	4,000	3,460	(collateralized by Sovereign Agency
			Issues; $49,334,000; 0.00% - 5.00%; dated
PNC Financial Services Group Inc			04/01/10 - 01/27/20)	$ 48,367 $	48,367
8.25%, 5/29/2049 (e)	5,000	5,165	Investment in Joint Trading Account; Credit
PNC Preferred Funding Trust I			Suisse Repurchase Agreement; 0.10%
6.52%, 12/31/2049 (a)(e)	6,700	5,287	dated 01/29/10 maturing 02/01/10
SunTrust Capital VIII			(collateralized by US Treasury Note;
6.10%, 12/15/2036	13,359	9,806	$25,430,000; 0.88%; dated 03/31/11)	24,931	24,931
SunTrust Preferred Capital I			Investment in Joint Trading Account;
5.85%, 12/31/2049 (e)	6,677	4,574	Deutsche Bank Repurchase Agreement;
USB Capital IX			0.11% dated 01/29/10 maturing 02/01/10
6.19%, 4/15/2049 (e)	8,750	7,262	(collateralized by Sovereign Agency
			Issues; $45,265,000; 0.00% - 4.75%; dated
		42,418	02/15/10 - 12/10/15)	44,378	44,378
Savings & Loans - Thrifts (0.11%)			Investment in Joint Trading Account;
Sovereign Capital Trust VI			Morgan Stanley Repurchase Agreement;
7.91%, 6/13/2036	3,060	2,856	0.11% dated 01/29/10 maturing 02/01/10
			(collateralized by Sovereign Agency
			Issues; $45,265,000; 1.13% - 3.15%; dated
Special Purpose Banks (0.05%)			12/15/11 - 01/22/15)	44,378	44,378
Agfirst Farm Credit Bank					162,054
7.30%, 10/31/2049 (a)(b)	1,850	1,325
			TOTAL REPURCHASE AGREEMENTS	$ 162,054
Special Purpose Entity (2.45%)			Total Investments	$ 2,470,719
BankBoston Capital Trust IV			Other Assets in Excess of Liabilities, Net - 1.65%		41,467
0.86%, 6/ 8/2028 (e)	5,000	3,402
Capital One Capital IV			TOTAL NET ASSETS - 100.00%	$ 2,512,186
6.75%, 2/17/2037	28,620	23,898
Corestates Capital I
8.00%, 12/15/2026 (a)	1,725	1,788
Glen Meadow Pass-Through Trust
6.51%, 2/12/2067 (a)(e)	5,000	3,850

Schedule of Investments
Preferred Securities Fund
January 31, 2010 (unaudited)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $347,150 or 13.82% of net assets.
(b) Security is Illiquid
(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $3,950 or 0.16% of net assets.
(d) Non-Income Producing Security
(e) Variable Rate. Rate shown is in effect at January 31, 2010.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 319,322
Unrealized Depreciation	(66,174)
Net Unrealized Appreciation (Depreciation)	253,148
Cost for federal income tax purposes	2,208,371
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector	Percent
Financial	83.83%
Utilities	8.27%
Communications	4.07%
Industrial	1.10%
Exchange Traded Funds	0.40%
Government	0.35%
Energy	0.20%
Consumer, Non-cyclical	0.13%
Other Assets in Excess of Liabilities, Net	1.65%
TOTAL NET ASSETS	100.00%

Schedule of Investments
Principal Capital Appreciation Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (98.00%)			COMMON STOCKS (continued)
Aerospace & Defense (2.33%)			Building & Construction Products -
Boeing Co/The	226,008 $	13,696	Miscellaneous (0.49%)
Northrop Grumman Corp	69,930	3,958	Simpson Manufacturing Co Inc	180,226 $	4,444
Teledyne Technologies Inc (a)	88,575	3,300	Building Products - Cement & Aggregate (0.11%)
		20,954	Cemex SAB de CV ADR (a)	105,622	971
Agricultural Chemicals (0.38%)
Potash Corp of Saskatchewan Inc	34,865	3,464	Building Products - Doors & Windows (0.03%)
			Apogee Enterprises Inc	16,900	233
Agricultural Operations (0.41%)
Archer-Daniels-Midland Co	124,000	3,714	Cellular Telecommunications (0.18%)
			China Mobile Ltd ADR	34,075	1,600
Airlines (0.71%)
Alaska Air Group Inc (a)	123,742	3,878	Chemicals - Diversified (0.16%)
Cathay Pacific Airways Ltd ADR (a)	301,800	2,505	FMC Corp	28,175	1,435
		6,383
			Chemicals - Specialty (0.03%)
Apparel Manufacturers (0.58%)			Sigma-Aldrich Corp	5,300	254
Columbia Sportswear Co	125,462	5,192
			Commercial Banks (0.68%)
Applications Software (3.46%)			City National Corp/CA	61,736	3,049
Actuate Corp (a)	435,054	2,171	East West Bancorp Inc	108,598	1,784
Microsoft Corp	960,697	27,073	Westamerica Bancorporation	23,094	1,284
Quest Software Inc (a)	110,825	1,908			6,117
		31,152
			Commercial Services - Finance (0.14%)
Athletic Footwear (1.32%)			Visa Inc	15,130	1,241
Nike Inc	186,942	11,918
			Computer Aided Design (0.23%)
Auto - Car & Light Trucks (0.40%)			Autodesk Inc (a)	87,850	2,090
Toyota Motor Corp ADR	47,216	3,636
			Computers (2.97%)
Auto - Medium & Heavy Duty Trucks (1.15%)			Apple Inc (a)	29,800	5,725
PACCAR Inc	286,562	10,325	Hewlett-Packard Co	316,400	14,893
			IBM Corp	50,185	6,142
Auto/Truck Parts & Equipment - Original (0.55%)					26,760
Johnson Controls Inc	178,835	4,977
			Computers - Integrated Systems (0.08%)
Beverages - Non-Alcoholic (0.33%)			Echelon Corp (a)	80,150	680
PepsiAmericas Inc	102,690	2,983
			Consumer Products - Miscellaneous (1.84%)
Beverages - Wine & Spirits (0.22%)			Clorox Co	197,205	11,669
Brown-Forman Corp	39,397	2,022	Kimberly-Clark Corp	67,750	4,024
			WD-40 Co	28,225	868
Building - Heavy Construction (0.44%)					16,561
Granite Construction Inc	129,264	3,992
			Cosmetics & Toiletries (0.99%)
Building - Mobile Home & Manufactured Housing (0.14%)			Alberto-Culver Co	69,407	1,971
Winnebago Industries (a)	109,017	1,303	Procter & Gamble Co	113,525	6,987
					8,958
Building - Residential & Commercial (0.21%)
			Cruise Lines (0.04%)
KB Home	122,600	1,873
			Carnival Corp	10,025	334

Schedule of Investments
Principal Capital Appreciation Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Dialysis Centers (0.64%)			Fiduciary Banks (0.49%)
DaVita Inc (a)	96,550 $	5,770	State Street Corp	102,615 $	4,400

Disposable Medical Products (0.03%)			Finance - Investment Banker & Broker (2.02%)
CR Bard Inc	3,125	259	Charles Schwab Corp/The	996,687	18,229

Diversified Banking Institutions (0.88%)			Food - Miscellaneous/Diversified (1.16%)
Barclays PLC ADR	32,750	560	Campbell Soup Co	53,600	1,775
JP Morgan Chase & Co	188,344	7,334	General Mills Inc	94,071	6,708
		7,894	Ralcorp Holdings Inc (a)	31,875	1,970
Diversified Manufacturing Operations (1.05%)					10,453
Crane Co	58,852	1,796	Food - Retail (1.49%)
General Electric Co	474,018	7,622	Dairy Farm International Holdings Ltd ADR	177,375	5,596
		9,418	Kroger Co/The	133,225	2,855
E-Commerce - Products (0.55%)			Safeway Inc	223,450	5,017
Amazon.com Inc (a)	39,800	4,991			13,468
			Forestry (1.77%)
Electric - Integrated (1.28%)			Plum Creek Timber Co Inc	111,300	4,026
Edison International	118,225	3,939	Weyerhaeuser Co	297,850	11,884
PG&E Corp	178,950	7,559			15,910
		11,498
			Gas - Distribution (1.47%)
Electronic Components - Semiconductors (2.68%)			Northwest Natural Gas Co	10,950	475
Avago Technologies Ltd (a)	57,725	1,003	Sempra Energy	251,650	12,771
Intel Corp	645,550	12,524			13,246
LSI Corp (a)	374,551	1,869
Microchip Technology Inc	150,692	3,889	Hotels & Motels (0.50%)
QLogic Corp (a)	175,550	3,018	Red Lion Hotels Corp (a)	763,931	4,530
Supertex Inc (a)	78,660	1,884	Human Resources (0.93%)
		24,187	AMN Healthcare Services Inc (a)	112,548	979
Electronic Design Automation (0.11%)			Resources Connection Inc (a)	139,454	2,491
Mentor Graphics Corp (a)	121,661	976	Robert Half International Inc	96,600	2,601
			TrueBlue Inc (a)	159,700	2,317
Electronic Forms (1.48%)					8,388
Adobe Systems Inc (a)	414,055	13,374
			Industrial Automation & Robots (0.01%)
Electronic Measurement Instruments (0.88%)			Intermec Inc (a)	9,657	128
FLIR Systems Inc (a)	36,550	1,081
Itron Inc (a)	70,410	4,333	Instruments - Scientific (1.90%)
Trimble Navigation Ltd (a)	110,048	2,519	Dionex Corp (a)	152,210	10,632
		7,933	FEI Co (a)	222,217	4,622
			Waters Corp (a)	33,250	1,895
Engineering - Research & Development Services (0.80%)					17,149
Jacobs Engineering Group Inc (a)	190,651	7,205
			Internet Application Software (0.28%)
Enterprise Software & Services (1.38%)			Art Technology Group Inc (a)	559,269	2,506
Informatica Corp (a)	92,850	2,200
Omnicell Inc (a)	132,878	1,592	Investment Management & Advisory Services (1.65%)
Oracle Corp	243,644	5,618	Franklin Resources Inc	150,205	14,875
Sybase Inc (a)	73,578	2,992	Lasers - Systems & Components (0.07%)
		12,402	Electro Scientific Industries Inc (a)	56,863	637

Schedule of Investments
Principal Capital Appreciation Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Life & Health Insurance (1.19%)			Multimedia (1.52%)
StanCorp Financial Group Inc	250,110 $	10,750	Walt Disney Co/The	462,510 $	13,667

Machinery - Material Handling (0.30%)			Networking Products (1.73%)
Cascade Corp	94,606	2,739	Cisco Systems Inc (a)	607,575	13,652
			Polycom Inc (a)	85,642	1,921
Medical - Biomedical/Gene (2.01%)					15,573
Dendreon Corp (a)	81,891	2,269
Gilead Sciences Inc (a)	196,419	9,481	Non-Hazardous Waste Disposal (0.63%)
Life Technologies Corp (a)	95,759	4,760	Waste Connections Inc (a)	177,616	5,714
Martek Biosciences Corp (a)	74,197	1,598	Oil & Gas Drilling (0.19%)
		18,108	Nabors Industries Ltd (a)	75,676	1,688
Medical - Drugs (2.46%)
Allergan Inc/United States	227,980	13,109	Oil Company - Exploration & Production (6.43%)
Bristol-Myers Squibb Co	258,568	6,299	Apache Corp	136,645	13,496
Forest Laboratories Inc (a)	92,279	2,735	Berry Petroleum Co	175,206	4,745
		22,143	CNOOC Ltd ADR	22,170	3,100
			Devon Energy Corp	118,225	7,910
Medical - Generic Drugs (0.34%)			Occidental Petroleum Corp	272,338	21,335
Teva Pharmaceutical Industries Ltd ADR	21,300	1,208	XTO Energy Inc	165,180	7,362
Watson Pharmaceuticals Inc (a)	48,032	1,843			57,948
		3,051
			Oil Company - Integrated (3.85%)
Medical - HMO (0.12%)			Chevron Corp	390,593	28,170
Health Net Inc (a)	46,010	1,116	Total SA ADR	113,375	6,529
Medical - Nursing Homes (0.10%)					34,699
Sun Healthcare Group Inc (a)	98,830	864	Oil Field Machinery & Equipment (0.14%)
			Natural Gas Services Group Inc (a)	79,972	1,256
Medical - Wholesale Drug Distribution (1.44%)
McKesson Corp	220,067	12,944	Property & Casualty Insurance (0.28%)
			Fidelity National Financial Inc	31,550	407
Medical Information Systems (0.08%)			Mercury General Corp	54,546	2,085
Quality Systems Inc	13,363	689			2,492

Medical Instruments (1.05%)			Publicly Traded Investment Fund (0.04%)
Beckman Coulter Inc	100,782	6,588	iShares Russell 3000 Index Fund	6,200	389
Techne Corp	43,618	2,862
		9,450	Regional Banks (2.45%)
			US Bancorp	100,375	2,517
Medical Products (1.97%)			Wells Fargo & Co	689,368	19,599
Becton Dickinson and Co	36,883	2,780			22,116
Johnson & Johnson	137,596	8,649
Varian Medical Systems Inc (a)	126,475	6,361	REITS - Apartments (0.18%)
		17,790	Essex Property Trust Inc	20,035	1,597
Metal Processors & Fabrication (0.69%)			REITS - Healthcare (1.15%)
Precision Castparts Corp	59,350	6,247	HCP Inc	243,285	6,897
			Nationwide Health Properties Inc	105,813	3,488
Motorcycle/Motor Scooter (0.16%)					10,385
Harley-Davidson Inc	62,711	1,426
			REITS - Office Property (0.70%)
Multi-Line Insurance (0.24%)			Alexandria Real Estate Equities Inc	105,636	6,310
MetLife Inc	62,340	2,202

Schedule of Investments
Principal Capital Appreciation Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Respiratory Products (0.31%)			Transport - Equipment & Leasing (0.11%)
ResMed Inc (a)	53,850 $	2,754	Greenbrier Cos Inc (a)	124,813 $	1,017

Retail - Apparel & Shoe (1.35%)			Transport - Rail (0.27%)
Nordstrom Inc	306,311	10,580	Union Pacific Corp	40,700	2,462
Ross Stores Inc	34,875	1,602
		12,182	Transport - Services (1.45%)
			Expeditors International of Washington Inc	384,133	13,099
Retail - Automobile (0.57%)
Copart Inc (a)	151,020	5,098	Transport - Truck (0.31%)
			Con-way Inc	97,282	2,784
Retail - Building Products (0.35%)
Home Depot Inc	111,500	3,123	Travel Services (0.22%)
			Ambassadors Group Inc	172,679	1,956
Retail - Discount (2.04%)
Costco Wholesale Corp	320,365	18,399	Ultra Sound Imaging Systems (0.29%)
			SonoSite Inc (a)	97,078	2,643
Retail - Drug Store (0.24%)
CVS Caremark Corp	67,425	2,183	Veterinary Diagnostics (0.63%)
			VCA Antech Inc (a)	225,300	5,720
Retail - Restaurants (2.73%)
Jack in the Box Inc (a)	148,616	2,899	Water (0.46%)
McDonald's Corp	132,900	8,297	California Water Service Group	114,450	4,157
Starbucks Corp (a)	564,025	12,290
Yum! Brands Inc	31,275	1,070	Water Treatment Systems (0.09%)
		24,556	Energy Recovery Inc (a)	138,026	843

Savings & Loans - Thrifts (1.70%)			Web Portals (1.34%)
Washington Federal Inc	820,184	15,296	Google Inc (a)	22,755	12,047

Semiconductor Component - Integrated Circuits (0.16%)			Wireless Equipment (0.35%)
Cypress Semiconductor Corp (a)	140,115	1,408	Qualcomm Inc	80,975	3,173

Semiconductor Equipment (0.61%)			Wound, Burn & Skin Care (0.13%)
Applied Materials Inc	402,662	4,905	Obagi Medical Products Inc (a)	109,878	1,178
Novellus Systems Inc (a)	28,000	585	TOTAL COMMON STOCKS	$ 883,163
		5,490
				Principal
Steel - Producers (1.33%)				Amount	Value
Reliance Steel & Aluminum Co	119,875	4,884		(000's)	(000's)
Schnitzer Steel Industries Inc	176,208	7,136	REPURCHASE AGREEMENTS (2.00%)
		12,020	Diversified Banking Institutions (2.00%)
Steel Pipe & Tube (0.16%)			Investment in Joint Trading Account; Bank
Northwest Pipe Co (a)	60,591	1,449	of America Repurchase Agreement; 0.10%
			dated 01/29/10 maturing 02/01/10
			(collateralized by Sovereign Agency
Telephone - Integrated (2.77%)			Issues; $5,492,000; 0.00% - 5.00%; dated
AT&T Inc	549,275	13,929	04/01/10 - 01/27/20)	$ 5,384 $	5,384
Verizon Communications Inc	375,250	11,040	Investment in Joint Trading Account; Credit
		24,969	Suisse Repurchase Agreement; 0.10%
			dated 01/29/10 maturing 02/01/10
Toys (0.49%)			(collateralized by US Treasury Note;
Mattel Inc	223,735	4,412	$2,831,000; 0.88%; dated 03/31/11)	2,776	2,776

		Schedule of Investments
	Principal Capital Appreciation Fund
		January 31, 2010 (unaudited)

	Principal
	Amount	Value
	(000's)	(000's)
REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.11% dated 01/29/10 maturing 02/01/10
(collateralized by Sovereign Agency
Issues; $5,039,000; 0.00% - 4.75%; dated
02/15/10 - 12/10/15)	$ 4,940 $	4,940
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.11% dated 01/29/10 maturing 02/01/10
(collateralized by Sovereign Agency
Issues; $5,039,000; 1.13% - 3.15%; dated
12/15/11 - 01/22/15)	4,940	4,940
		18,040

TOTAL REPURCHASE AGREEMENTS	$ 18,040
Total Investments	$ 901,203
Other Assets in Excess of Liabilities, Net - 0.00%		33
TOTAL NET ASSETS - 100.00%	$ 901,236

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 279,317
Unrealized Depreciation		(28,824)
Net Unrealized Appreciation (Depreciation)		250,493
Cost for federal income tax purposes		650,710
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		19.04%
Financial		15.61%
Consumer, Cyclical		13.74%
Technology		13.23%
Industrial		12.14%
Energy		10.61%
Communications		8.71%
Basic Materials		3.67%
Utilities		3.21%
Exchange Traded Funds		0.04%
Other Assets in Excess of Liabilities, Net		0.00%
TOTAL NET ASSETS		100.00%

Schedule of Investments
Principal LifeTime 2010 Fund
January 31, 2010 (unaudited)

			Portfolio Summary (unaudited)
			Fund Type	Percent
	Shares	Value
	Held	(000's)	Fixed Income Funds	46.91%
			Domestic Equity Funds	39.41%
INVESTMENT COMPANIES (99.96%)			International Equity Funds	13.64%
Principal Funds, Inc. Institutional Class (99.96%)			Other Assets in Excess of Liabilities, Net	0.04%
Bond & Mortgage Securities Fund (a)	25,660,158 $	253,266	TOTAL NET ASSETS	100.00%
Bond Market Index Fund (a)(b)	985,723	9,976
Core Plus Bond Fund I (a)	19,608,133	215,297
Disciplined LargeCap Blend Fund (a)	10,343,153	110,361
Global Diversified Income Fund (a)	3,228,424	38,870
High Yield Fund I (a)	5,742,432	59,377
Inflation Protection Fund (a)	8,130,407	62,523
International Emerging Markets Fund (a)	1,843,049	38,741
International Equity Index Fund (a)(b)	436,883	4,142
International Fund I (a)	5,901,774	59,136
International Growth Fund (a)	8,451,193	65,497
International Value Fund I (a)	6,282,811	64,210
LargeCap Blend Fund I (a)	10,656,950	74,066
LargeCap Growth Fund (a)	9,156,637	60,068
LargeCap Growth Fund I (a)	9,710,636	71,373
LargeCap S&P 500 Index Fund (a)	3,986,033	29,816
LargeCap Value Fund (a)	4,922,870	39,531
LargeCap Value Fund I (a)	5,790,776	54,317
LargeCap Value Fund III (a)	2,991,161	26,561
MidCap Growth Fund III (a)(b)	3,026,488	24,091
MidCap Value Fund I (a)	2,387,270	24,517
Money Market Fund (a)	54,291,207	54,291
Preferred Securities Fund (a)	11,205,409	103,202
Real Estate Securities Fund (a)	8,895,446	110,392
SmallCap Growth Fund I (a)	2,881,437	21,928
SmallCap Value Fund (a)	946,880	11,684
SmallCap Value Fund II (a)	1,447,848	10,714
		1,697,947
TOTAL INVESTMENT COMPANIES	$ 1,697,947
Total Investments	$ 1,697,947
Other Assets in Excess of Liabilities, Net - 0.04%		763
TOTAL NET ASSETS - 100.00%	$ 1,698,710

(a) Affiliated Security
(b) Non-Income Producing Security
(c)	Purchases and Sales include transactions related to the acquisition of the Ultra Short Bond Fund by the Money Market Fund.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 62,461
Unrealized Depreciation		(354,188)
Net Unrealized Appreciation (Depreciation)		(291,727)
Cost for federal income tax purposes		1,989,674
All dollar amounts are shown in thousands (000's)

Schedule of Investments
Principal LifeTime 2010 Fund
January 31, 2010 (unaudited)

Affiliated Securities

	October 31, 2009		Purchases (c)		Sales (c)		January 31, 2010
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Bond & Mortgage Securities Fund	27,634,216 $	297,533	571,502	$ 5,579	2,545,560	$ 24,658	25,660,158 $	276,243
Bond Market Index Fund	-	-	1,007,014	10,086	21,291	216	985,723	9,872
Core Plus Bond Fund I	17,097,440	180,554	2,584,251	28,467	73,558	806	19,608,133	208,215
Disciplined LargeCap Blend Fund	12,973,709	187,443	351,569	3,906	2,982,125	33,097	10,343,153	155,444
Global Diversified Income Fund	2,903,790	29,105	401,775	4,861	77,141	957	3,228,424	33,008
High Yield Fund I	5,244,939	51,450	662,486	6,760	164,993	1,738	5,742,432	56,479
Inflation Protection Fund	8,089,712	75,237	290,987	2,222	250,292	1,908	8,130,407	75,572
International Emerging Markets Fund	1,828,014	48,644	60,642	1,344	45,607	1,018	1,843,049	48,957
International Equity Index Fund	-	-	447,496	4,543	10,613	107	436,883	4,435
International Fund I	6,218,199	73,716	216,551	2,296	532,976	5,747	5,901,774	70,833
International Growth Fund	8,316,752	111,016	337,695	2,735	203,254	1,654	8,451,193	111,954
International Value Fund I	6,031,943	54,697	402,064	4,357	151,196	1,653	6,282,811	57,394
LargeCap Blend Fund I	10,641,872	100,652	295,831	2,134	280,753	2,019	10,656,950	100,791
LargeCap Growth Fund	9,156,078	67,402	225,989	1,532	225,430	1,531	9,156,637	67,402
LargeCap Growth Fund I	9,638,360	80,508	304,131	2,294	231,855	1,758	9,710,636	81,017
LargeCap S&P 500 Index Fund	-	-	4,024,080	31,253	38,047	298	3,986,033	30,951
LargeCap Value Fund	4,808,865	51,495	246,248	2,035	132,243	1,095	4,922,870	52,437
LargeCap Value Fund I	4,227,957	53,315	1,699,283	16,516	136,464	1,321	5,790,776	68,519
LargeCap Value Fund III	4,473,299	51,987	132,138	1,218	1,614,276	14,874	2,991,161	38,489
MidCap Growth Fund III	3,028,299	17,903	71,625	584	73,436	593	3,026,488	17,878
MidCap Value Fund I	2,366,441	19,182	77,759	819	56,930	593	2,387,270	19,399
Money Market Fund	4,161,570	4,162	51,257,264	71,485	1,127,627	1,128	54,291,207	74,519
Preferred Securities Fund	12,258,698	129,109	235,633	2,103	1,288,922	11,713	11,205,409	118,789
Real Estate Securities Fund	8,842,836	142,077	283,470	3,613	230,860	2,925	8,895,446	142,752
SmallCap Growth Fund I	1,863,690	22,819	1,066,476	8,466	48,729	375	2,881,437	30,904
SmallCap S&P 600 Index Fund	1,261,937	22,115	32,500	405	1,294,437	16,472	-	-
SmallCap Value Fund	942,825	18,071	15,901	199	11,846	146	946,880	18,124
SmallCap Value Fund I	246,346	3,307	10,378	121	256,724	3,052	-	-
SmallCap Value Fund II	-	-	1,458,582	11,270	10,734	84	1,447,848	11,185
Ultra Short Bond Fund	7,119,381	70,500	2,706	19	7,122,087	70,385	-	-
	$ 1,963,999			$ 233,222		$ 203,921	$ 1,981,562

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Bond & Mortgage Securities Fund	$ 3,565			$ (2,211)		$ -
Bond Market Index Fund			-		2			-
Core Plus Bond Fund I		3,887			-			57
Disciplined LargeCap Blend Fund			1,978		(2,808)			-
Global Diversified Income Fund		3,876			(1)			19
High Yield Fund I		5,049			7			-
Inflation Protection Fund			379		21			-
International Emerging Markets Fund			342		(13)			-
International Equity Index Fund			-		(1)			-
International Fund I		1,011			568			-
International Growth Fund		1,107			(143)			-
International Value Fund I		2,471			(7)			258
LargeCap Blend Fund I		1,114			24			-
LargeCap Growth Fund			11		(1)			-
LargeCap Growth Fund I			49		(27)			-
LargeCap S&P 500 Index Fund			-		(4)			-
LargeCap Value Fund			786		2			-
LargeCap Value Fund I			543		9			-
LargeCap Value Fund III			674		158			-
MidCap Growth Fund III			-		(16)			-
MidCap Value Fund I			235		(9)			-
Money Market Fund			-		-			-
Preferred Securities Fund		2,066			(710)			-
Real Estate Securities Fund			734		(13)			-
SmallCap Growth Fund I			1		(6)			-
SmallCap S&P 600 Index Fund			132		(6,048)			-
SmallCap Value Fund			108		-			-
SmallCap Value Fund I			30		(376)			-

	Schedule of Investments
	Principal LifeTime 2010 Fund
	January 31, 2010 (unaudited)
			Realized Gain/Loss	Realized Gain/Loss from
	Dividends		on Investments	Other Investment Companies
	(000's)		(000's)	(000's)
SmallCap Value Fund II		-	(1)	-
Ultra Short Bond Fund		15	(134)	-
	$ 30,163		$ (11,738)	$ 334

Schedule of Investments
Principal LifeTime 2015 Fund
January 31, 2010 (unaudited)

			Portfolio Summary (unaudited)
			Fund Type	Percent
	Shares	Value
	Held	(000's)	Domestic Equity Funds	46.10%
			Fixed Income Funds	36.35%
INVESTMENT COMPANIES (100.19%)			International Equity Funds	17.74%
Principal Funds, Inc. Institutional Class (100.19%)			Liabilities in Excess of Other Assets, Net	(0.19%)
Bond & Mortgage Securities Fund (a)	5,359,765 $	52,901	TOTAL NET ASSETS	100.00%
Bond Market Index Fund (a)(b)	288,010	2,915
Core Plus Bond Fund I (a)	4,614,332	50,665
Disciplined LargeCap Blend Fund (a)	2,465,432	26,306
High Yield Fund I (a)	1,862,724	19,261
Inflation Protection Fund (a)	775,212	5,961
International Emerging Markets Fund (a)	606,512	12,749
International Equity Index Fund (a)(b)	166,379	1,577
International Fund I (a)	1,657,829	16,611
International Growth Fund (a)	2,345,055	18,174
International Value Fund I (a)	1,849,378	18,901
LargeCap Blend Fund I (a)	2,767,787	19,236
LargeCap Growth Fund (a)	2,429,849	15,940
LargeCap Growth Fund I (a)	2,589,639	19,034
LargeCap S&P 500 Index Fund (a)	1,401,934	10,487
LargeCap Value Fund (a)	1,371,615	11,014
LargeCap Value Fund I (a)	1,673,167	15,694
LargeCap Value Fund III (a)	786,532	6,984
MidCap Growth Fund III (a)(b)	798,354	6,355
MidCap Value Fund I (a)	618,604	6,353
Money Market Fund (a)	5,714,869	5,715
Preferred Securities Fund (a)	213,738	1,969
Real Estate Securities Fund (a)	2,171,566	26,949
SmallCap Growth Fund I (a)	829,858	6,315
SmallCap Value Fund (a)	135,623	1,674
SmallCap Value Fund II (a)	601,391	4,450
		384,190
TOTAL INVESTMENT COMPANIES	$ 384,190
Total Investments	$ 384,190
Liabilities in Excess of Other Assets, Net - (0.19)%		(734)
TOTAL NET ASSETS - 100.00%	$ 383,456

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 44,430
Unrealized Depreciation		(9,551)
Net Unrealized Appreciation (Depreciation)		34,879
Cost for federal income tax purposes		349,311
All dollar amounts are shown in thousands (000's)

Schedule of Investments
Principal LifeTime 2015 Fund
January 31, 2010 (unaudited)

Affiliated Securities

	October 31, 2009		Purchases		Sales		January 31, 2010
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Bond & Mortgage Securities Fund	4,439,308 $	39,457	925,399	$ 9,046	4,942	$ 49	5,359,765 $	48,454
Bond Market Index Fund	-	-	288,334	2,895	324	3	288,010	2,892
Core Plus Bond Fund I	3,770,543	39,282	848,103	9,319	4,314	47	4,614,332	48,554
Disciplined LargeCap Blend Fund	2,972,649	28,720	305,660	3,399	812,877	9,030	2,465,432	23,481
High Yield Fund I	1,452,846	12,439	411,587	4,254	1,709	18	1,862,724	16,675
Inflation Protection Fund	614,269	4,505	161,981	1,237	1,038	8	775,212	5,734
International Emerging Markets Fund	525,104	8,143	81,914	1,797	506	11	606,512	9,929
International Equity Index Fund	-	-	166,577	1,657	198	2	166,379	1,655
International Fund I	1,525,175	14,380	226,519	2,388	93,865	1,016	1,657,829	15,755
International Growth Fund	1,966,665	13,531	380,654	3,060	2,264	18	2,345,055	16,573
International Value Fund I	1,523,904	12,799	327,135	3,509	1,661	18	1,849,378	16,290
LargeCap Blend Fund I	2,509,794	15,595	260,767	1,884	2,774	20	2,767,787	17,459
LargeCap Growth Fund	2,051,005	12,117	381,356	2,575	2,512	16	2,429,849	14,676
LargeCap Growth Fund I	2,057,074	11,897	535,378	4,023	2,813	21	2,589,639	15,899
LargeCap S&P 500 Index Fund	-	-	1,402,644	10,848	710	6	1,401,934	10,842
LargeCap Value Fund	1,087,248	8,062	285,890	2,351	1,523	13	1,371,615	10,400
LargeCap Value Fund I	976,102	8,048	698,813	6,734	1,748	16	1,673,167	14,766
LargeCap Value Fund III	1,007,011	8,057	105,842	978	326,321	3,009	786,532	6,175
MidCap Growth Fund III	685,875	4,415	113,248	922	769	6	798,354	5,331
MidCap Value Fund I	523,115	4,430	96,093	1,008	604	6	618,604	5,432
Money Market Fund	4,512,633	4,513	1,210,122	1,210	7,886	8	5,714,869	5,715
Preferred Securities Fund	405,484	3,459	7,816	70	199,562	1,819	213,738	1,687
Real Estate Securities Fund	1,854,439	18,556	319,221	4,035	2,094	26	2,171,566	22,565
SmallCap Growth Fund I	427,815	2,719	402,588	3,180	545	4	829,858	5,895
SmallCap S&P 600 Index Fund	350,843	3,693	33,669	419	384,512	4,898	-	-
SmallCap Value Fund	122,862	1,396	12,886	161	125	1	135,623	1,556
SmallCap Value Fund I	130,237	1,331	11,468	134	141,705	1,688	-	-
SmallCap Value Fund II	-	-	601,585	4,635	194	1	601,391	4,634
	$ 281,544			$ 87,728		$ 21,778	$ 349,024

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Bond & Mortgage Securities Fund	$ 653			$ -		$ -
Bond Market Index Fund			-		-			-
Core Plus Bond Fund I			823		-			12
Disciplined LargeCap Blend Fund			477		392			-
High Yield Fund I		1,470			-			-
Inflation Protection Fund			31		-			-
International Emerging Markets Fund			103		-			-
International Equity Index Fund			-		-			-
International Fund I			262		3			-
International Growth Fund			277		-			-
International Value Fund I			657		-			69
LargeCap Blend Fund I			276		-			-
LargeCap Growth Fund			3		-			-
LargeCap Growth Fund I			11		-			-
LargeCap S&P 500 Index Fund			-		-			-
LargeCap Value Fund			187		-			-
LargeCap Value Fund I			132		-			-
LargeCap Value Fund III			160		149			-
MidCap Growth Fund III			-		-			-
MidCap Value Fund I			55		-			-
Money Market Fund			-		-			-
Preferred Securities Fund			60		(23)			-
Real Estate Securities Fund			162		-			-
SmallCap Growth Fund I			-		-			-
SmallCap S&P 600 Index Fund			39		786			-
SmallCap Value Fund			15		-			-
SmallCap Value Fund I			17		223			-
SmallCap Value Fund II			-		-			-
	$ 5,870			$ 1,530		$ 81

Schedule of Investments
Principal LifeTime 2020 Fund
January 31, 2010 (unaudited)

			Portfolio Summary (unaudited)
			Fund Type	Percent
	Shares	Value
	Held	(000's)	Domestic Equity Funds	48.60%
			Fixed Income Funds	33.09%
INVESTMENT COMPANIES (100.10%)			International Equity Funds	18.41%
Principal Funds, Inc. Institutional Class (100.10%)			Liabilities in Excess of Other Assets, Net	(0.10%)
Bond & Mortgage Securities Fund (a)	51,142,893 $	504,780	TOTAL NET ASSETS	100.00%
Bond Market Index Fund (a)(b)	2,016,479	20,407
Core Plus Bond Fund I (a)	38,434,524	422,011
Disciplined LargeCap Blend Fund (a)	33,258,825	354,872
High Yield Fund I (a)	23,177,751	239,658
International Emerging Markets Fund (a)	6,163,592	129,559
International Equity Index Fund (a)(b)	1,516,815	14,379
International Fund I (a)	20,078,576	201,187
International Growth Fund (a)	28,425,165	220,295
International Value Fund I (a)	21,359,227	218,291
LargeCap Blend Fund I (a)	32,822,672	228,118
LargeCap Growth Fund (a)	30,147,321	197,766
LargeCap Growth Fund I (a)	33,075,713	243,106
LargeCap S&P 500 Index Fund (a)	6,681,223	49,976
LargeCap Value Fund (a)	16,926,012	135,916
LargeCap Value Fund I (a)	22,287,588	209,058
LargeCap Value Fund III (a)	10,820,035	96,082
MidCap Growth Fund III (a)(b)	9,635,097	76,695
MidCap Value Fund I (a)	7,079,158	72,703
Preferred Securities Fund (a)	24,145,603	222,381
Real Estate Securities Fund (a)	17,778,367	220,630
SmallCap Growth Fund I (a)	12,029,811	91,547
SmallCap Value Fund (a)	4,046,159	49,930
SmallCap Value Fund II (a)	5,854,381	43,322
		4,262,669
TOTAL INVESTMENT COMPANIES	$ 4,262,669
Total Investments	$ 4,262,669
Liabilities in Excess of Other Assets, Net - (0.10)%		(4,329)
TOTAL NET ASSETS - 100.00%	$ 4,258,340

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 155,360
Unrealized Depreciation		(871,244)
Net Unrealized Appreciation (Depreciation)		(715,884)
Cost for federal income tax purposes		4,978,553
All dollar amounts are shown in thousands (000's)

Schedule of Investments
Principal LifeTime 2020 Fund
January 31, 2010 (unaudited)

Affiliated Securities

	October 31, 2009		Purchases		Sales		January 31, 2010
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Bond & Mortgage Securities Fund	53,885,169 $	576,986	1,296,962	$ 12,678	4,039,238	$ 39,096	51,142,893 $	547,507
Bond Market Index Fund	-	-	2,016,479	20,200	-	-	2,016,479	20,200
Core Plus Bond Fund I	33,106,275	350,072	6,035,315	66,500	707,066	7,795	38,434,524	408,787
Disciplined LargeCap Blend Fund	39,892,865	553,354	1,304,686	14,485	7,938,726	88,098	33,258,825	473,734
High Yield Fund I	20,887,746	206,241	2,648,824	27,050	358,819	3,785	23,177,751	229,514
International Emerging Markets Fund	6,028,157	152,784	241,143	5,360	105,708	2,346	6,163,592	155,797
International Equity Index Fund	-	-	1,516,815	15,393	-	-	1,516,815	15,393
International Fund I	20,877,566	243,407	871,484	9,245	1,670,474	18,011	20,078,576	235,864
International Growth Fund	27,581,935	353,128	1,329,410	10,781	486,180	3,936	28,425,165	359,972
International Value Fund I	20,217,987	180,211	1,502,109	16,286	360,869	3,937	21,359,227	192,541
LargeCap Blend Fund I	32,338,150	289,540	1,089,571	7,860	605,049	4,313	32,822,672	293,091
LargeCap Growth Fund	29,697,315	213,775	1,020,145	6,928	570,139	3,860	30,147,321	216,840
LargeCap Growth Fund I	32,271,873	261,066	1,307,507	9,882	503,667	3,784	33,075,713	267,164
LargeCap S&P 500 Index Fund	-	-	6,681,223	51,831	-	-	6,681,223	51,831
LargeCap Value Fund	16,243,283	168,588	995,038	8,232	312,309	2,573	16,926,012	174,248
LargeCap Value Fund I	14,095,111	171,571	8,452,541	82,206	260,064	2,497	22,287,588	251,280
LargeCap Value Fund III	14,907,493	169,097	533,424	4,918	4,620,882	42,574	10,820,035	131,631
MidCap Growth Fund III	9,505,407	81,349	300,376	2,453	170,686	1,363	9,635,097	82,446
MidCap Value Fund I	6,912,847	79,416	298,213	3,143	131,902	1,363	7,079,158	81,195
Preferred Securities Fund	26,158,784	267,877	503,483	4,494	2,516,664	22,865	24,145,603	249,184
Real Estate Securities Fund	17,388,784	280,719	744,273	9,493	354,690	4,465	17,778,367	285,757
SmallCap Growth Fund I	7,797,219	89,261	4,347,678	34,515	115,086	870	12,029,811	122,906
SmallCap S&P 600 Index Fund	5,068,940	84,529	124,777	1,553	5,193,717	66,118	-	-
SmallCap Value Fund	4,008,799	70,678	74,454	928	37,094	453	4,046,159	71,153
SmallCap Value Fund I	964,790	13,246	47,235	550	1,012,025	12,034	-	-
SmallCap Value Fund II	-	-	5,854,381	45,230	-	-	5,854,381	45,230
	$ 4,856,895			$ 472,194		$ 336,136	$ 4,963,265

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Bond & Mortgage Securities Fund	$ 7,005			$ (3,061)		$ -
Bond Market Index Fund			-		-			-
Core Plus Bond Fund I		7,566			10			111
Disciplined LargeCap Blend Fund			6,114		(6,007)			-
High Yield Fund I		20,235			8			-
International Emerging Markets Fund			1,135		(1)			-
International Equity Index Fund			-		-			-
International Fund I			3,416		1,223			-
International Growth Fund		3,694			(1)			-
International Value Fund I			8,328		(19)			871
LargeCap Blend Fund I		3,401			4			-
LargeCap Growth Fund			36		(3)			-
LargeCap Growth Fund I			164		-			-
LargeCap S&P 500 Index Fund			-		-			-
LargeCap Value Fund			2,670		1			-
LargeCap Value Fund I		1,819			-			-
LargeCap Value Fund III			2,258		190			-
MidCap Growth Fund III			-		7			-
MidCap Value Fund I			690		(1)			-
Preferred Securities Fund		4,428			(322)			-
Real Estate Securities Fund			1,452		10			-
SmallCap Growth Fund I			3		-			-
SmallCap S&P 600 Index Fund			536		(19,964)			-
SmallCap Value Fund			460		-			-
SmallCap Value Fund I			120		(1,762)			-
SmallCap Value Fund II			-		-			-
	$ 75,530			$ (29,688)		$ 982

Schedule of Investments
Principal LifeTime 2025 Fund
January 31, 2010 (unaudited)

			Portfolio Summary (unaudited)
			Fund Type	Percent
	Shares	Value
	Held	(000's)	Domestic Equity Funds	53.44%
			Fixed Income Funds	25.87%
INVESTMENT COMPANIES (100.01%)			International Equity Funds	20.70%
Principal Funds, Inc. Institutional Class (100.01%)			Liabilities in Excess of Other Assets, Net	(0.01%)
Bond & Mortgage Securities Fund (a)	4,035,328 $	39,829	TOTAL NET ASSETS	100.00%
Bond Market Index Fund (a)(b)	234,982	2,378
Core Plus Bond Fund I (a)	3,432,950	37,694
Disciplined LargeCap Blend Fund (a)	3,005,168	32,065
High Yield Fund I (a)	2,137,023	22,097
International Emerging Markets Fund (a)	770,251	16,191
International Equity Index Fund (a)(b)	226,046	2,143
International Fund I (a)	1,915,159	19,190
International Growth Fund (a)	2,944,023	22,816
International Value Fund I (a)	2,295,270	23,458
LargeCap Blend Fund I (a)	3,224,787	22,412
LargeCap Growth Fund (a)	3,317,413	21,762
LargeCap Growth Fund I (a)	3,599,721	26,458
LargeCap S&P 500 Index Fund (a)	1,544,646	11,554
LargeCap Value Fund (a)	1,898,517	15,245
LargeCap Value Fund I (a)	2,324,856	21,807
LargeCap Value Fund III (a)	1,069,339	9,496
MidCap Growth Fund III (a)(b)	1,004,453	7,995
MidCap Value Fund I (a)	776,732	7,977
Preferred Securities Fund (a)	301,131	2,773
Real Estate Securities Fund (a)	1,937,354	24,043
SmallCap Growth Fund I (a)	1,043,365	7,940
SmallCap Value Fund (a)	195,964	2,418
SmallCap Value Fund II (a)	705,573	5,221
		404,962
TOTAL INVESTMENT COMPANIES	$ 404,962
Total Investments	$ 404,962
Liabilities in Excess of Other Assets, Net - (0.01)%		(52)
TOTAL NET ASSETS - 100.00%	$ 404,910

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 48,943
Unrealized Depreciation		(12,921)
Net Unrealized Appreciation (Depreciation)		36,022
Cost for federal income tax purposes		368,940
All dollar amounts are shown in thousands (000's)

Schedule of Investments
Principal LifeTime 2025 Fund
January 31, 2010 (unaudited)

Affiliated Securities

	October 31, 2009		Purchases		Sales		January 31, 2010
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Bond & Mortgage Securities Fund	3,301,586 $	29,458	739,050	$ 7,233	5,308	$ 52	4,035,328 $	36,639
Bond Market Index Fund	-	-	234,982	2,360	-	-	234,982	2,360
Core Plus Bond Fund I	2,766,024	28,884	671,519	7,380	4,593	50	3,432,950	36,214
Disciplined LargeCap Blend Fund	3,482,551	33,955	339,316	3,777	816,699	9,073	3,005,168	28,976
High Yield Fund I	1,650,775	14,222	489,155	5,054	2,907	32	2,137,023	19,244
International Emerging Markets Fund	660,053	10,432	111,158	2,432	960	21	770,251	12,843
International Equity Index Fund	-	-	226,046	2,240	-	-	226,046	2,240
International Fund I	1,739,205	17,089	290,066	3,053	114,112	1,236	1,915,159	18,907
International Growth Fund	2,424,752	16,823	523,674	4,202	4,403	36	2,944,023	20,989
International Value Fund I	1,855,027	15,638	443,494	4,744	3,251	36	2,295,270	20,346
LargeCap Blend Fund I	2,944,572	18,442	286,547	2,071	6,332	46	3,224,787	20,467
LargeCap Growth Fund	2,771,403	16,531	551,204	3,717	5,194	35	3,317,413	20,213
LargeCap Growth Fund I	2,813,213	16,454	791,102	5,941	4,594	36	3,599,721	22,359
LargeCap S&P 500 Index Fund	-	-	1,544,646	11,924	-	-	1,544,646	11,924
LargeCap Value Fund	1,482,510	11,074	418,811	3,441	2,804	23	1,898,517	14,492
LargeCap Value Fund I	1,329,864	11,058	997,402	9,605	2,410	23	2,324,856	20,640
LargeCap Value Fund III	1,371,241	11,071	134,475	1,243	436,377	4,023	1,069,339	8,467
MidCap Growth Fund III	847,662	5,531	158,261	1,287	1,470	12	1,004,453	6,806
MidCap Value Fund I	648,637	5,553	129,232	1,355	1,137	13	776,732	6,895
Preferred Securities Fund	449,763	3,855	8,676	77	157,308	1,434	301,131	2,494
Real Estate Securities Fund	1,638,735	16,561	301,254	3,801	2,635	34	1,937,354	20,328
SmallCap Growth Fund I	634,219	4,077	410,291	3,229	1,145	10	1,043,365	7,296
SmallCap S&P 600 Index Fund	302,008	3,200	25,031	311	327,039	4,166	-	-
SmallCap Value Fund	179,021	2,045	17,298	216	355	5	195,964	2,256
SmallCap Value Fund I	198,938	2,044	18,895	220	217,833	2,595	-	-
SmallCap Value Fund II	-	-	705,573	5,432	-	-	705,573	5,432
	$ 293,997			$ 96,345		$ 22,991	$ 368,827

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Bond & Mortgage Securities Fund	$ 485			$ -		$ -
Bond Market Index Fund			-		-			-
Core Plus Bond Fund I			603		-			9
Disciplined LargeCap Blend Fund			558		317			-
High Yield Fund I		1,667			-			-
International Emerging Markets Fund			129		-			-
International Equity Index Fund			-		-			-
International Fund I			299		1			-
International Growth Fund			341		-			-
International Value Fund I			799		-			84
LargeCap Blend Fund I			324		-			-
LargeCap Growth Fund			3		-			-
LargeCap Growth Fund I			15		-			-
LargeCap S&P 500 Index Fund			-		-			-
LargeCap Value Fund			255		-			-
LargeCap Value Fund I			179		-			-
LargeCap Value Fund III			217		176			-
MidCap Growth Fund III			-		-			-
MidCap Value Fund I			67		-			-
Preferred Securities Fund			70		(4)			-
Real Estate Securities Fund			143		-			-
SmallCap Growth Fund I			-		-			-
SmallCap S&P 600 Index Fund			33		655			-
SmallCap Value Fund			22		-			-
SmallCap Value Fund I			26		331			-
SmallCap Value Fund II			-		-			-
	$ 6,235			$ 1,476		$ 93

Schedule of Investments
Principal LifeTime 2030 Fund
January 31, 2010 (unaudited)

			Portfolio Summary (unaudited)
			Fund Type	Percent
	Shares	Value
	Held	(000's)	Domestic Equity Funds	55.51%
			Fixed Income Funds	23.79%
INVESTMENT COMPANIES (100.10%)			International Equity Funds	20.80%
Principal Funds, Inc. Institutional Class (100.10%)			Liabilities in Excess of Other Assets, Net	(0.10%)
Bond & Mortgage Securities Fund (a)	25,500,006 $	251,685	TOTAL NET ASSETS	100.00%
Bond Market Index Fund (a)(b)	1,003,177	10,152
Core Plus Bond Fund I (a)	19,662,868	215,898
Disciplined LargeCap Blend Fund (a)	32,597,480	347,815
High Yield Fund I (a)	23,757,104	245,649
International Emerging Markets Fund (a)	6,883,015	144,681
International Equity Index Fund (a)(b)	1,467,048	13,908
International Fund I (a)	19,604,891	196,441
International Growth Fund (a)	27,716,815	214,805
International Value Fund I (a)	20,920,962	213,812
LargeCap Blend Fund I (a)	32,199,810	223,789
LargeCap Growth Fund (a)	31,807,192	208,655
LargeCap Growth Fund I (a)	36,667,060	269,503
LargeCap S&P 500 Index Fund (a)	4,279,723	32,012
LargeCap Value Fund (a)	17,803,213	142,960
LargeCap Value Fund I (a)	24,804,378	232,665
LargeCap Value Fund III (a)	11,577,715	102,810
MidCap Growth Fund III (a)(b)	9,713,607	77,320
MidCap Value Fund I (a)	7,648,611	78,551
Preferred Securities Fund (a)	18,768,397	172,857
Real Estate Securities Fund (a)	15,359,329	190,609
SmallCap Growth Fund I (a)	12,545,862	95,474
SmallCap Value Fund (a)	2,995,976	36,971
SmallCap Value Fund II (a)	7,018,062	51,934
		3,770,956
TOTAL INVESTMENT COMPANIES	$ 3,770,956
Total Investments	$ 3,770,956
Liabilities in Excess of Other Assets, Net - (0.10)%		(3,876)
TOTAL NET ASSETS - 100.00%	$ 3,767,080

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 162,719
Unrealized Depreciation		(799,725)
Net Unrealized Appreciation (Depreciation)		(637,006)
Cost for federal income tax purposes		4,407,962
All dollar amounts are shown in thousands (000's)

Schedule of Investments
Principal LifeTime 2030 Fund
January 31, 2010 (unaudited)

Affiliated Securities

	October 31, 2009		Purchases		Sales		January 31, 2010
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Bond & Mortgage Securities Fund	27,391,152 $	293,194	616,692	$ 6,027	2,507,838	$ 24,268	25,500,006 $	273,046
Bond Market Index Fund	-	-	1,003,177	10,048	-	-	1,003,177	10,048
Core Plus Bond Fund I	16,519,583	174,393	3,531,588	38,940	388,303	4,268	19,662,868	209,065
Disciplined LargeCap Blend Fund	40,152,466	547,280	1,331,583	14,763	8,886,569	98,681	32,597,480	456,171
High Yield Fund I	21,502,607	210,596	2,598,276	26,517	343,779	3,618	23,757,104	233,501
International Emerging Markets Fund	6,758,272	164,468	244,033	5,441	119,290	2,677	6,883,015	167,231
International Equity Index Fund	-	-	1,467,048	14,907	-	-	1,467,048	14,907
International Fund I	20,435,478	243,685	857,483	9,113	1,688,070	18,213	19,604,891	235,749
International Growth Fund	26,967,020	344,443	1,291,363	10,489	541,568	4,414	27,716,815	350,517
International Value Fund I	19,859,293	177,683	1,465,587	15,932	403,918	4,413	20,920,962	189,179
LargeCap Blend Fund I	31,743,807	280,885	1,100,995	7,931	644,992	4,631	32,199,810	284,193
LargeCap Growth Fund	31,454,862	228,450	1,008,568	6,853	656,238	4,485	31,807,192	230,814
LargeCap Growth Fund I	34,704,220	275,275	2,553,350	19,494	590,510	4,486	36,667,060	290,280
LargeCap S&P 500 Index Fund	-	-	4,279,723	33,198	-	-	4,279,723	33,198
LargeCap Value Fund	17,177,872	179,383	991,840	8,218	366,499	3,038	17,803,213	184,560
LargeCap Value Fund I	14,861,690	181,012	10,249,576	99,738	306,888	2,966	24,804,378	277,785
LargeCap Value Fund III	15,662,319	174,343	577,273	5,315	4,661,877	42,966	11,577,715	137,889
MidCap Growth Fund III	9,610,461	83,546	285,818	2,328	182,672	1,483	9,713,607	84,399
MidCap Value Fund I	7,497,878	87,694	292,474	3,079	141,741	1,483	7,648,611	89,293
Preferred Securities Fund	19,801,397	198,789	381,480	3,405	1,414,480	12,855	18,768,397	189,258
Real Estate Securities Fund	15,104,962	225,415	531,885	6,780	277,518	3,545	15,359,329	228,658
SmallCap Growth Fund I	9,993,702	104,006	2,702,450	21,429	150,290	1,157	12,545,862	124,273
SmallCap S&P 600 Index Fund	3,029,827	47,109	77,936	965	3,107,763	39,571	-	-
SmallCap Value Fund	2,969,105	50,317	73,509	914	46,638	579	2,995,976	50,654
SmallCap Value Fund I	2,821,387	45,909	79,588	924	2,900,975	34,533	-	-
SmallCap Value Fund II	-	-	7,018,062	54,234	-	-	7,018,062	54,234
	$ 4,317,875			$ 426,982		$ 318,330	$ 4,398,902

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Bond & Mortgage Securities Fund	$ 3,507			$ (1,907)		$ -
Bond Market Index Fund			-		-			-
Core Plus Bond Fund I		3,898			-			57
Disciplined LargeCap Blend Fund			6,175		(7,191)			-
High Yield Fund I		20,888			6			-
International Emerging Markets Fund			1,276		(1)			-
International Equity Index Fund			-		-			-
International Fund I			3,353		1,164			-
International Growth Fund		3,622			(1)			-
International Value Fund I			8,207		(23)			859
LargeCap Blend Fund I		3,351			8			-
LargeCap Growth Fund			38		(4)			-
LargeCap Growth Fund I			177		(3)			-
LargeCap S&P 500 Index Fund			-		-			-
LargeCap Value Fund		2,834			(3)			-
LargeCap Value Fund I		1,925			1			-
LargeCap Value Fund III			2,381		1,197			-
MidCap Growth Fund III			-		8			-
MidCap Value Fund I			751		3			-
Preferred Securities Fund			3,381		(81)			-
Real Estate Securities Fund		1,264			8			-
SmallCap Growth Fund I			4		(5)			-
SmallCap S&P 600 Index Fund			321		(8,503)			-
SmallCap Value Fund			341		2			-
SmallCap Value Fund I			351		(12,300)			-
SmallCap Value Fund II			-		-			-
	$ 68,045			$ (27,625)		$ 916

Schedule of Investments
Principal LifeTime 2035 Fund
January 31, 2010 (unaudited)

			Portfolio Summary (unaudited)
			Fund Type	Percent
	Shares	Value
	Held	(000's)	Domestic Equity Funds	58.52%
			International Equity Funds	23.73%
INVESTMENT COMPANIES (99.90%)			Fixed Income Funds	17.65%
Principal Funds, Inc. Institutional Class (99.90%)			Other Assets in Excess of Liabilities, Net	0.10%
Bond & Mortgage Securities Fund (a)	1,503,077 $	14,835	TOTAL NET ASSETS	100.00%
Bond Market Index Fund (a)(b)	78,868	798
Core Plus Bond Fund I (a)	1,231,385	13,521
Disciplined LargeCap Blend Fund (a)	2,112,372	22,539
High Yield Fund I (a)	1,313,585	13,582
International Emerging Markets Fund (a)	553,833	11,642
International Equity Index Fund (a)(b)	155,964	1,479
International Fund I (a)	1,427,395	14,303
International Growth Fund (a)	2,106,389	16,325
International Value Fund I (a)	1,540,817	15,747
LargeCap Blend Fund I (a)	2,142,482	14,890
LargeCap Growth Fund (a)	2,426,741	15,919
LargeCap Growth Fund I (a)	2,589,715	19,034
LargeCap S&P 500 Index Fund (a)	883,789	6,611
LargeCap Value Fund (a)	1,379,637	11,078
LargeCap Value Fund I (a)	1,675,438	15,716
LargeCap Value Fund III (a)	787,553	6,993
MidCap Growth Fund III (a)(b)	718,877	5,722
MidCap Value Fund I (a)	555,750	5,708
Preferred Securities Fund (a)	163,912	1,510
Real Estate Securities Fund (a)	935,745	11,613
SmallCap Growth Fund I (a)	733,386	5,581
SmallCap Value Fund (a)	157,332	1,941
SmallCap Value Fund II (a)	460,277	3,406
		250,493
TOTAL INVESTMENT COMPANIES	$ 250,493
Total Investments	$ 250,493
Other Assets in Excess of Liabilities, Net - 0.10%		262
TOTAL NET ASSETS - 100.00%	$ 250,755

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 31,913
Unrealized Depreciation		(7,985)
Net Unrealized Appreciation (Depreciation)		23,928
Cost for federal income tax purposes		226,565
All dollar amounts are shown in thousands (000's)

Schedule of Investments
Principal LifeTime 2035 Fund
January 31, 2010 (unaudited)

Affiliated Securities

	October 31, 2009		Purchases		Sales		January 31, 2010
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Bond & Mortgage Securities Fund	1,240,605 $	10,970	265,394	$ 2,597	2,922	$ 28	1,503,077 $	13,539
Bond Market Index Fund	-	-	78,868	792	-	-	78,868	792
Core Plus Bond Fund I	993,251	10,395	240,704	2,647	2,570	28	1,231,385	13,014
Disciplined LargeCap Blend Fund	2,343,281	22,735	226,539	2,518	457,448	5,081	2,112,372	20,281
High Yield Fund I	1,024,341	8,857	292,320	3,021	3,076	33	1,313,585	11,845
International Emerging Markets Fund	479,991	7,532	74,989	1,644	1,147	26	553,833	9,150
International Equity Index Fund	-	-	155,964	1,551	-	-	155,964	1,551
International Fund I	1,313,271	13,309	201,167	2,118	87,043	943	1,427,395	14,486
International Growth Fund	1,748,835	11,449	362,811	2,916	5,257	43	2,106,389	14,322
International Value Fund I	1,255,592	10,578	289,101	3,095	3,876	43	1,540,817	13,630
LargeCap Blend Fund I	1,959,185	12,216	190,125	1,373	6,828	49	2,142,482	13,540
LargeCap Growth Fund	2,057,771	12,229	375,372	2,535	6,402	44	2,426,741	14,720
LargeCap Growth Fund I	2,069,271	12,100	526,222	3,958	5,778	44	2,589,715	16,014
LargeCap S&P 500 Index Fund	-	-	883,789	6,821	-	-	883,789	6,821
LargeCap Value Fund	1,098,558	8,166	284,569	2,341	3,490	29	1,379,637	10,478
LargeCap Value Fund I	983,812	8,154	694,621	6,699	2,995	29	1,675,438	14,824
LargeCap Value Fund III	1,016,332	8,164	99,758	921	328,537	3,028	787,553	6,207
MidCap Growth Fund III	613,275	3,988	107,399	874	1,797	14	718,877	4,848
MidCap Value Fund I	469,159	4,004	87,981	923	1,390	15	555,750	4,912
Preferred Securities Fund	217,780	1,841	4,188	37	58,056	529	163,912	1,355
Real Estate Securities Fund	794,330	8,022	143,716	1,818	2,301	30	935,745	9,810
SmallCap Growth Fund I	509,020	3,266	225,916	1,773	1,550	11	733,386	5,028
SmallCap S&P 600 Index Fund	140,022	1,482	12,399	154	152,421	1,942	-	-
SmallCap Value Fund	143,935	1,637	13,876	173	479	6	157,332	1,804
SmallCap Value Fund I	160,019	1,638	15,163	176	175,182	2,085	-	-
SmallCap Value Fund II	-	-	460,277	3,544	-	-	460,277	3,544
	$ 182,732			$ 57,019		$ 14,080	$ 226,515

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Bond & Mortgage Securities Fund	$ 183			$ -		$ -
Bond Market Index Fund		-			-			-
Core Plus Bond Fund I		218			-			4
Disciplined LargeCap Blend Fund		375			109			-
High Yield Fund I		1,034			-			-
International Emerging Markets Fund		94			-			-
International Equity Index Fund		-			-			-
International Fund I		226			2			-
International Growth Fund		247			-			-
International Value Fund I		542			-			57
LargeCap Blend Fund I		215			-			-
LargeCap Growth Fund		3			-			-
LargeCap Growth Fund I		11			-			-
LargeCap S&P 500 Index Fund		-			-			-
LargeCap Value Fund		189			-			-
LargeCap Value Fund I		133			-			-
LargeCap Value Fund III		161			150			-
MidCap Growth Fund III		-			-			-
MidCap Value Fund I		49			-			-
Preferred Securities Fund		35			6			-
Real Estate Securities Fund		70			-			-
SmallCap Growth Fund I		-			-			-
SmallCap S&P 600 Index Fund		15			306			-
SmallCap Value Fund		17			-			-
SmallCap Value Fund I		21			271			-
SmallCap Value Fund II		-			-			-
	$ 3,838			$ 844		$ 61

Schedule of Investments
Principal LifeTime 2040 Fund
January 31, 2010 (unaudited)

			Portfolio Summary (unaudited)
			Fund Type	Percent
	Shares	Value
	Held	(000's)	Domestic Equity Funds	60.43%
			International Equity Funds	23.78%
INVESTMENT COMPANIES (100.13%)			Fixed Income Funds	15.92%
Principal Funds, Inc. Institutional Class (100.13%)			Liabilities in Excess of Other Assets, Net	(0.13%)
Bond & Mortgage Securities Fund (a)	6,799,420 $	67,110	TOTAL NET ASSETS	100.00%
Bond Market Index Fund (a)(b)	279,393	2,827
Core Plus Bond Fund I (a)	5,747,583	63,108
Disciplined LargeCap Blend Fund (a)	19,902,893	212,364
High Yield Fund I (a)	13,209,697	136,588
International Emerging Markets Fund (a)	4,547,253	95,583
International Equity Index Fund (a)(b)	955,541	9,059
International Fund I (a)	12,839,138	128,648
International Growth Fund (a)	17,927,376	138,937
International Value Fund I (a)	13,688,593	139,897
LargeCap Blend Fund I (a)	19,893,554	138,260
LargeCap Growth Fund (a)	20,737,126	136,036
LargeCap Growth Fund I (a)	24,137,653	177,412
LargeCap S&P 500 Index Fund (a)	6,710,529	50,195
LargeCap Value Fund (a)	12,153,375	97,592
LargeCap Value Fund I (a)	13,231,437	124,111
LargeCap Value Fund III (a)	8,030,425	71,310
MidCap Growth Fund III (a)(b)	5,971,118	47,530
MidCap Value Fund I (a)	4,673,217	47,994
Preferred Securities Fund (a)	7,937,517	73,105
Real Estate Securities Fund (a)	6,593,059	81,820
SmallCap Growth Fund I (a)	7,731,639	58,838
SmallCap Value Fund (a)	1,947,135	24,028
SmallCap Value Fund II (a)	4,528,957	33,514
		2,155,866
TOTAL INVESTMENT COMPANIES	$ 2,155,866
Total Investments	$ 2,155,866
Liabilities in Excess of Other Assets, Net - (0.13)%		(2,904)
TOTAL NET ASSETS - 100.00%	$ 2,152,962

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 108,700
Unrealized Depreciation		(461,533)
Net Unrealized Appreciation (Depreciation)		(352,833)
Cost for federal income tax purposes		2,508,699
All dollar amounts are shown in thousands (000's)

Schedule of Investments
Principal LifeTime 2040 Fund
January 31, 2010 (unaudited)

Affiliated Securities

	October 31, 2009		Purchases		Sales		January 31, 2010
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Bond & Mortgage Securities Fund	6,708,987 $	71,670	190,722	$ 1,866	100,289	$ 974	6,799,420 $	72,518
Bond Market Index Fund	-	-	279,393	2,798	-	-	279,393	2,798
Core Plus Bond Fund I	5,181,372	54,391	654,514	7,220	88,303	974	5,747,583	60,637
Disciplined LargeCap Blend Fund	23,867,856	315,548	933,795	10,351	4,898,758	54,400	19,902,893	269,087
High Yield Fund I	11,864,287	117,142	1,509,954	15,438	164,544	1,740	13,209,697	130,842
International Emerging Markets Fund	4,430,925	103,613	180,032	4,018	63,704	1,426	4,547,253	106,205
International Equity Index Fund	-	-	955,541	9,709	-	-	955,541	9,709
International Fund I	13,257,850	158,459	628,571	6,689	1,047,283	11,306	12,839,138	154,320
International Growth Fund	17,282,485	216,357	935,388	7,605	290,497	2,366	17,927,376	221,593
International Value Fund I	12,878,020	113,741	1,026,436	11,179	215,863	2,366	13,688,593	122,552
LargeCap Blend Fund I	19,439,650	166,864	783,413	5,643	329,509	2,366	19,893,554	170,144
LargeCap Growth Fund	20,305,621	145,764	798,652	5,431	367,147	2,506	20,737,126	148,689
LargeCap Growth Fund I	23,521,541	181,684	942,195	7,136	326,083	2,471	24,137,653	186,348
LargeCap S&P 500 Index Fund	-	-	6,710,529	52,108	-	-	6,710,529	52,108
LargeCap Value Fund	11,605,173	117,557	747,434	6,197	199,232	1,653	12,153,375	122,102
LargeCap Value Fund I	9,968,759	116,608	3,433,592	33,383	170,914	1,653	13,231,437	148,340
LargeCap Value Fund III	10,582,168	117,855	464,682	4,278	3,016,425	27,803	8,030,425	95,311
MidCap Growth Fund III	5,853,952	50,875	214,278	1,744	97,112	783	5,971,118	51,835
MidCap Value Fund I	4,538,025	52,533	210,296	2,212	75,104	783	4,673,217	53,963
Preferred Securities Fund	8,215,750	81,478	158,240	1,412	436,473	3,956	7,937,517	78,897
Real Estate Securities Fund	6,416,869	103,278	285,386	3,641	109,196	1,392	6,593,059	105,527
SmallCap Growth Fund I	6,111,748	62,315	1,704,122	13,502	84,231	644	7,731,639	75,172
SmallCap S&P 600 Index Fund	1,866,616	27,635	32,867	408	1,899,483	24,189	-	-
SmallCap Value Fund	1,937,013	31,636	36,908	459	26,786	331	1,947,135	31,764
SmallCap Value Fund I	1,854,396	30,385	60,923	706	1,915,319	22,800	-	-
SmallCap Value Fund II	-	-	4,528,957	34,999	-	-	4,528,957	34,999
	$ 2,437,388			$ 250,132		$ 168,882	$ 2,505,460

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Bond & Mortgage Securities Fund	$ 928			$ (44)		$ -
Bond Market Index Fund			-		-			-
Core Plus Bond Fund I		1,131			-			17
Disciplined LargeCap Blend Fund			3,685		(2,412)			-
High Yield Fund I		11,562			2			-
International Emerging Markets Fund			841		-			-
International Equity Index Fund			-		-			-
International Fund I			2,189		478			-
International Growth Fund		2,336			(3)			-
International Value Fund I			5,350		(2)			559
LargeCap Blend Fund I		2,060			3			-
LargeCap Growth Fund			25		-			-
LargeCap Growth Fund I			121		(1)			-
LargeCap S&P 500 Index Fund			-		-			-
LargeCap Value Fund			1,924		1			-
LargeCap Value Fund I		1,298			2			-
LargeCap Value Fund III			1,617		981			-
MidCap Growth Fund III			-		(1)			-
MidCap Value Fund I			456		1			-
Preferred Securities Fund			1,410		(37)			-
Real Estate Securities Fund			541		-			-
SmallCap Growth Fund I			2		(1)			-
SmallCap S&P 600 Index Fund			197		(3,854)			-
SmallCap Value Fund			222		-			-
SmallCap Value Fund I			232		(8,291)			-
SmallCap Value Fund II			-		-			-
	$ 38,127			$ (13,178)		$ 576

Schedule of Investments
Principal LifeTime 2045 Fund
January 31, 2010 (unaudited)

			Portfolio Summary (unaudited)
			Fund Type	Percent
	Shares	Value
	Held	(000's)	Domestic Equity Funds	62.25%
			International Equity Funds	25.61%
INVESTMENT COMPANIES (99.70%)			Fixed Income Funds	11.84%
Principal Funds, Inc. Institutional Class (99.70%)			Other Assets in Excess of Liabilities, Net	0.30%
Bond & Mortgage Securities Fund (a)	307,877 $	3,039	TOTAL NET ASSETS	100.00%
Bond Market Index Fund (a)(b)	14,401	146
Core Plus Bond Fund I (a)	267,004	2,932
Disciplined LargeCap Blend Fund (a)	884,672	9,439
High Yield Fund I (a)	555,120	5,740
International Emerging Markets Fund (a)	237,563	4,993
International Equity Index Fund (a)(b)	68,775	652
International Fund I (a)	514,687	5,157
International Growth Fund (a)	1,001,644	7,763
International Value Fund I (a)	753,323	7,699
LargeCap Blend Fund I (a)	882,213	6,131
LargeCap Growth Fund (a)	1,100,586	7,220
LargeCap Growth Fund I (a)	1,181,509	8,684
LargeCap S&P 500 Index Fund (a)	360,684	2,698
LargeCap Value Fund (a)	627,870	5,042
LargeCap Value Fund I (a)	771,093	7,233
LargeCap Value Fund III (a)	348,247	3,092
MidCap Growth Fund III (a)(b)	320,049	2,548
MidCap Value Fund I (a)	247,169	2,538
Preferred Securities Fund (a)	31,709	292
Real Estate Securities Fund (a)	351,510	4,362
SmallCap Growth Fund I (a)	325,997	2,481
SmallCap Value Fund (a)	71,648	884
SmallCap Value Fund II (a)	202,005	1,495
		102,260
TOTAL INVESTMENT COMPANIES	$ 102,260
Total Investments	$ 102,260
Other Assets in Excess of Liabilities, Net - 0.30%		311
TOTAL NET ASSETS - 100.00%	$ 102,571

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 13,315
Unrealized Depreciation		(2,711)
Net Unrealized Appreciation (Depreciation)		10,604
Cost for federal income tax purposes		91,656
All dollar amounts are shown in thousands (000's)

Schedule of Investments
Principal LifeTime 2045 Fund
January 31, 2010 (unaudited)

Affiliated Securities

	October 31, 2009		Purchases		Sales		January 31, 2010
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Bond & Mortgage Securities Fund	239,779 $	2,105	69,646	$ 681	1,548	$ 15	307,877 $	2,771
Bond Market Index Fund	-	-	14,401	145	-	-	14,401	145
Core Plus Bond Fund I	205,701	2,148	62,659	690	1,356	15	267,004	2,823
Disciplined LargeCap Blend Fund	944,579	9,022	129,503	1,437	189,410	2,103	884,672	8,376
High Yield Fund I	424,593	3,639	134,338	1,393	3,811	41	555,120	4,991
International Emerging Markets Fund	200,838	3,111	38,278	843	1,553	35	237,563	3,919
International Equity Index Fund	-	-	68,775	685	-	-	68,775	685
International Fund I	487,629	4,498	69,412	727	42,354	458	514,687	4,772
International Growth Fund	803,222	5,494	205,516	1,661	7,094	58	1,001,644	7,097
International Value Fund I	588,893	5,075	169,658	1,837	5,228	60	753,323	6,852
LargeCap Blend Fund I	783,638	4,813	106,431	767	7,856	57	882,213	5,523
LargeCap Growth Fund	908,146	5,323	201,573	1,364	9,133	63	1,100,586	6,624
LargeCap Growth Fund I	927,777	5,369	261,963	1,973	8,231	63	1,181,509	7,279
LargeCap S&P 500 Index Fund	-	-	360,684	2,784	-	-	360,684	2,784
LargeCap Value Fund	488,157	3,574	144,682	1,193	4,969	42	627,870	4,725
LargeCap Value Fund I	436,541	3,568	338,823	3,273	4,271	42	771,093	6,799
LargeCap Value Fund III	452,086	3,573	63,348	584	167,187	1,542	348,247	2,675
MidCap Growth Fund III	265,972	1,703	56,517	459	2,440	21	320,049	2,141
MidCap Value Fund I	203,197	1,709	45,861	480	1,889	20	247,169	2,169
Preferred Securities Fund	44,969	376	849	8	14,109	129	31,709	256
Real Estate Securities Fund	291,544	2,898	62,549	791	2,583	34	351,510	3,655
SmallCap Growth Fund I	224,272	1,421	103,878	813	2,153	17	325,997	2,217
SmallCap S&P 600 Index Fund	55,375	580	7,143	88	62,518	796	-	-
SmallCap Value Fund	63,444	712	8,872	110	668	8	71,648	814
SmallCap Value Fund I	70,591	713	9,644	112	80,235	956	-	-
SmallCap Value Fund II	-	-	202,005	1,556	-	-	202,005	1,556
	$ 71,424			$ 26,454		$ 6,575	$ 91,648

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Bond & Mortgage Securities Fund	$ 37			$ -		$ -
Bond Market Index Fund		-			-			-
Core Plus Bond Fund I		47			-			1
Disciplined LargeCap Blend Fund		155			20			-
High Yield Fund I		438			-			-
International Emerging Markets Fund		40			-			-
International Equity Index Fund		-			-			-
International Fund I		83			5			-
International Growth Fund		119			-			-
International Value Fund I		267			-			28
LargeCap Blend Fund I		88			-			-
LargeCap Growth Fund		1			-			-
LargeCap Growth Fund I		5			-			-
LargeCap S&P 500 Index Fund		-			-			-
LargeCap Value Fund		86			-			-
LargeCap Value Fund I		60			-			-
LargeCap Value Fund III		73			60			-
MidCap Growth Fund III		-			-			-
MidCap Value Fund I		22			-			-
Preferred Securities Fund		7			1			-
Real Estate Securities Fund		26			-			-
SmallCap Growth Fund I		-			-			-
SmallCap S&P 600 Index Fund		6			128			-
SmallCap Value Fund		8			-			-
SmallCap Value Fund I		9			131			-
SmallCap Value Fund II		-			-			-
	$ 1,577			$ 345		$ 29

Schedule of Investments
Principal LifeTime 2050 Fund
January 31, 2010 (unaudited)

			Portfolio Summary (unaudited)
			Fund Type	Percent
	Shares	Value
	Held	(000's)	Domestic Equity Funds	64.01%
			International Equity Funds	25.70%
INVESTMENT COMPANIES (100.08%)			Fixed Income Funds	10.37%
Principal Funds, Inc. Institutional Class (100.08%)			Liabilities in Excess of Other Assets, Net	(0.08%)
Bond & Mortgage Securities Fund (a)	940,760 $	9,285	TOTAL NET ASSETS	100.00%
Bond Market Index Fund (a)(b)	41,757	423
Core Plus Bond Fund I (a)	1,056,354	11,599
Disciplined LargeCap Blend Fund (a)	8,355,516	89,153
High Yield Fund I (a)	4,776,972	49,394
International Emerging Markets Fund (a)	1,898,931	39,916
International Equity Index Fund (a)(b)	411,732	3,903
International Fund I (a)	5,862,015	58,737
International Growth Fund (a)	8,167,115	63,295
International Value Fund I (a)	6,231,689	63,688
LargeCap Blend Fund I (a)	8,177,516	56,834
LargeCap Growth Fund (a)	9,641,226	63,246
LargeCap Growth Fund I (a)	10,325,106	75,890
LargeCap S&P 500 Index Fund (a)	2,117,757	15,841
LargeCap Value Fund (a)	5,701,269	45,781
LargeCap Value Fund I (a)	6,480,558	60,788
LargeCap Value Fund III (a)	3,563,314	31,642
MidCap Growth Fund III (a)(b)	2,816,116	22,416
MidCap Value Fund I (a)	2,126,374	21,838
Preferred Securities Fund (a)	2,372,329	21,849
Real Estate Securities Fund (a)	2,977,368	36,949
SmallCap Growth Fund I (a)	3,369,012	25,638
SmallCap Value Fund (a)	870,758	10,745
SmallCap Value Fund II (a)	2,008,896	14,866
		893,716
TOTAL INVESTMENT COMPANIES	$ 893,716
Total Investments	$ 893,716
Liabilities in Excess of Other Assets, Net - (0.08)%		(677)
TOTAL NET ASSETS - 100.00%	$ 893,039

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 49,277
Unrealized Depreciation		(196,034)
Net Unrealized Appreciation (Depreciation)		(146,757)
Cost for federal income tax purposes		1,040,473
All dollar amounts are shown in thousands (000's)

Schedule of Investments
Principal LifeTime 2050 Fund
January 31, 2010 (unaudited)

Affiliated Securities

	October 31, 2009		Purchases		Sales		January 31, 2010
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Bond & Mortgage Securities Fund	930,790 $	10,026	25,807	$ 253	15,837	$ 155	940,760 $	10,115
Bond Market Index Fund	-	-	41,757	418	-	-	41,757	418
Core Plus Bond Fund I	907,915	9,402	162,355	1,793	13,916	154	1,056,354	11,041
Disciplined LargeCap Blend Fund	9,500,988	125,760	461,273	5,114	1,606,745	17,839	8,355,516	113,088
High Yield Fund I	4,271,557	43,644	577,832	5,929	72,417	769	4,776,972	48,805
International Emerging Markets Fund	1,846,172	43,663	82,387	1,854	29,628	661	1,898,931	44,855
International Equity Index Fund	-	-	411,732	4,194	-	-	411,732	4,194
International Fund I	6,026,445	69,103	307,201	3,285	471,631	5,092	5,862,015	67,409
International Growth Fund	7,864,991	96,261	438,203	3,582	136,079	1,107	8,167,115	98,734
International Value Fund I	5,856,561	50,836	475,832	5,211	100,704	1,108	6,231,689	54,938
LargeCap Blend Fund I	7,934,997	67,885	389,876	2,809	147,357	1,057	8,177,516	69,639
LargeCap Growth Fund	9,424,775	66,460	392,875	2,682	176,424	1,200	9,641,226	67,941
LargeCap Growth Fund I	10,070,499	78,014	413,651	3,146	159,044	1,200	10,325,106	79,961
LargeCap S&P 500 Index Fund	-	-	2,117,757	16,454	-	-	2,117,757	16,454
LargeCap Value Fund	5,457,990	54,034	339,737	2,827	96,458	799	5,701,269	56,062
LargeCap Value Fund I	4,718,705	54,167	1,844,623	17,959	82,770	799	6,480,558	71,328
LargeCap Value Fund III	5,030,659	53,782	246,815	2,273	1,714,160	15,800	3,563,314	40,881
MidCap Growth Fund III	2,759,103	23,178	103,014	839	46,001	370	2,816,116	23,647
MidCap Value Fund I	2,062,481	23,460	99,426	1,047	35,533	369	2,126,374	24,138
Preferred Securities Fund	2,421,261	24,823	46,538	415	95,470	861	2,372,329	24,376
Real Estate Securities Fund	2,897,577	46,955	128,438	1,642	48,647	615	2,977,368	47,983
SmallCap Growth Fund I	2,749,798	28,042	659,697	5,223	40,483	307	3,369,012	32,958
SmallCap S&P 600 Index Fund	691,682	9,800	24,702	305	716,384	9,121	-	-
SmallCap Value Fund	852,029	13,785	31,248	388	12,519	154	870,758	14,019
SmallCap Value Fund I	892,633	14,981	34,614	401	927,247	11,037	-	-
SmallCap Value Fund II	-	-	2,008,896	15,528	-	-	2,008,896	15,528
	$ 1,008,061			$ 105,571		$ 70,574	$ 1,038,512

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Bond & Mortgage Securities Fund	$ 128			$ (9)		$ -
Bond Market Index Fund			-		-			-
Core Plus Bond Fund I			206		-			4
Disciplined LargeCap Blend Fund			1,473		53			-
High Yield Fund I		4,182			1			-
International Emerging Markets Fund			352		(1)			-
International Equity Index Fund			-		-			-
International Fund I			998		113			-
International Growth Fund		1,066			(2)			-
International Value Fund I			2,440		(1)			255
LargeCap Blend Fund I			844		2			-
LargeCap Growth Fund			11		(1)			-
LargeCap Growth Fund I			52		1			-
LargeCap S&P 500 Index Fund			-		-			-
LargeCap Value Fund			907		-			-
LargeCap Value Fund I			616		1			-
LargeCap Value Fund III			770		626			-
MidCap Growth Fund III			-		-			-
MidCap Value Fund I			208		-			-
Preferred Securities Fund			417		(1)			-
Real Estate Securities Fund			245		1			-
SmallCap Growth Fund I			1		-			-
SmallCap S&P 600 Index Fund			74		(984)			-
SmallCap Value Fund			99		-			-
SmallCap Value Fund I			112		(4,345)			-
SmallCap Value Fund II			-		-			-
	$ 15,201			$ (4,546)		$ 259

Schedule of Investments
Principal LifeTime 2055 Fund
January 31, 2010 (unaudited)

			Portfolio Summary (unaudited)
			Fund Type	Percent
	Shares	Value
	Held	(000's)	Domestic Equity Funds	63.68%
			International Equity Funds	25.97%
INVESTMENT COMPANIES (99.76%)			Fixed Income Funds	10.11%
Principal Funds, Inc. Institutional Class (99.76%)			Other Assets in Excess of Liabilities, Net	0.24%
Bond & Mortgage Securities Fund (a)	31,929 $	315	TOTAL NET ASSETS	100.00%
Bond Market Index Fund (a)(b)	1,234	12
Core Plus Bond Fund I (a)	26,602	292
Disciplined LargeCap Blend Fund (a)	127,209	1,357
High Yield Fund I (a)	76,647	793
International Emerging Markets Fund (a)	32,916	692
International Equity Index Fund (a)(b)	7,951	75
International Fund I (a)	98,438	986
International Growth Fund (a)	130,052	1,008
International Value Fund I (a)	92,830	949
LargeCap Blend Fund I (a)	128,650	894
LargeCap Growth Fund (a)	160,907	1,056
LargeCap Growth Fund I (a)	164,110	1,206
LargeCap S&P 500 Index Fund (a)	48,594	363
LargeCap Value Fund (a)	90,945	730
LargeCap Value Fund I (a)	106,009	994
LargeCap Value Fund III (a)	55,600	494
MidCap Growth Fund III (a)(b)	44,040	351
MidCap Value Fund I (a)	34,324	353
Preferred Securities Fund (a)	3,419	31
Real Estate Securities Fund (a)	48,958	608
SmallCap Growth Fund I (a)	45,822	349
SmallCap Value Fund (a)	10,914	135
SmallCap Value Fund II (a)	27,837	206
		14,249
TOTAL INVESTMENT COMPANIES	$ 14,249
Total Investments	$ 14,249
Other Assets in Excess of Liabilities, Net - 0.24%		34
TOTAL NET ASSETS - 100.00%	$ 14,283

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 1,636
Unrealized Depreciation		(455)
Net Unrealized Appreciation (Depreciation)		1,181
Cost for federal income tax purposes		13,068
All dollar amounts are shown in thousands (000's)

Schedule of Investments
Principal LifeTime 2055 Fund
January 31, 2010 (unaudited)

Affiliated Securities

	October 31, 2009		Purchases		Sales		January 31, 2010
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Bond & Mortgage Securities Fund	23,631 $	208	8,637	$ 84	339	$ 3	31,929 $	289
Bond Market Index Fund	-	-	1,244	12	10	-	1,234	12
Core Plus Bond Fund I	19,156	201	7,740	85	294	3	26,602	283
Disciplined LargeCap Blend Fund	127,187	1,234	29,779	331	29,757	330	127,209	1,235
High Yield Fund I	56,474	497	21,463	223	1,290	14	76,647	706
International Emerging Markets Fund	26,918	441	6,534	147	536	13	32,916	575
International Equity Index Fund	-	-	8,063	80	112	-	7,951	80
International Fund I	82,336	733	22,943	247	6,841	75	98,438	905
International Growth Fund	101,808	714	30,698	252	2,454	20	130,052	946
International Value Fund I	72,019	628	22,595	248	1,784	21	92,830	855
LargeCap Blend Fund I	107,177	669	24,855	180	3,382	25	128,650	824
LargeCap Growth Fund	127,644	763	36,423	249	3,160	22	160,907	990
LargeCap Growth Fund I	126,947	762	40,327	308	3,164	22	164,110	1,048
LargeCap S&P 500 Index Fund	-	-	49,001	380	407	3	48,594	377
LargeCap Value Fund	69,071	512	23,687	197	1,813	15	90,945	694
LargeCap Value Fund I	61,409	512	46,410	451	1,810	18	106,009	945
LargeCap Value Fund III	63,696	512	14,973	138	23,069	212	55,600	439
MidCap Growth Fund III	35,281	234	9,587	79	828	7	44,040	306
MidCap Value Fund I	27,239	235	7,725	82	640	7	34,324	310
Preferred Securities Fund	5,238	42	94	1	1,913	18	3,419	27
Real Estate Securities Fund	39,245	398	10,592	135	879	11	48,958	522
SmallCap Growth Fund I	30,831	201	15,770	124	779	5	45,822	320
SmallCap S&P 600 Index Fund	7,127	76	1,647	21	8,774	112	-	-
SmallCap Value Fund	9,073	103	2,058	26	217	3	10,914	126
SmallCap Value Fund I	9,674	99	2,219	26	11,893	141	-	-
SmallCap Value Fund II	-	-	27,947	215	110	-	27,837	215
	$ 9,774			$ 4,321		$ 1,100	$ 13,029

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Bond & Mortgage Securities Fund	$ 4			$ -		$ -
Bond Market Index Fund			-		-			-
Core Plus Bond Fund I			5		-			-
Disciplined LargeCap Blend Fund			21		-			-
High Yield Fund I			59		-			-
International Emerging Markets Fund			5		-			-
International Equity Index Fund			-		-			-
International Fund I			15		-			-
International Growth Fund			15		-			-
International Value Fund I			32		-			3
LargeCap Blend Fund I			12		-			-
LargeCap Growth Fund			-		-			-
LargeCap Growth Fund I			1		-			-
LargeCap S&P 500 Index Fund			-		-			-
LargeCap Value Fund			12		-			-
LargeCap Value Fund I			9		-			-
LargeCap Value Fund III			10		1			-
MidCap Growth Fund III			-		-			-
MidCap Value Fund I			3		-			-
Preferred Securities Fund			1		2			-
Real Estate Securities Fund			4		-			-
SmallCap Growth Fund I			-		-			-
SmallCap S&P 600 Index Fund			1		15			-
SmallCap Value Fund			1		-			-
SmallCap Value Fund I			1		16			-
SmallCap Value Fund II			-		-			-
	$ 211			$ 34		$ 3

Schedule of Investments
Principal LifeTime Strategic Income Fund
January 31, 2010 (unaudited)

			Portfolio Summary (unaudited)
			Fund Type	Percent
	Shares	Value
	Held	(000's)	Fixed Income Funds	77.13%
			Domestic Equity Funds	18.01%
INVESTMENT COMPANIES (100.29%)			International Equity Funds	5.15%
Principal Funds, Inc. Institutional Class (100.29%)			Liabilities in Excess of Other Assets, Net	(0.29%)
Bond & Mortgage Securities Fund (a)	11,787,970 $	116,347	TOTAL NET ASSETS	100.00%
Bond Market Index Fund (a)(b)	488,148	4,940
Core Plus Bond Fund I (a)	10,361,190	113,766
Disciplined LargeCap Blend Fund (a)	1,505,518	16,064
Global Diversified Income Fund (a)	2,963,180	35,677
High Yield Fund I (a)	1,792,584	18,535
Inflation Protection Fund (a)	9,466,597	72,798
International Emerging Markets Fund (a)	114,876	2,415
International Equity Index Fund (a)(b)	64,911	615
International Fund I (a)	849,434	8,511
International Growth Fund (a)	1,230,881	9,539
International Value Fund I (a)	913,712	9,338
LargeCap Blend Fund I (a)	1,528,693	10,624
LargeCap Growth Fund (a)	1,365,199	8,956
LargeCap Growth Fund I (a)	1,286,402	9,455
LargeCap S&P 500 Index Fund (a)	410,560	3,071
LargeCap Value Fund (a)	583,569	4,686
LargeCap Value Fund I (a)	490,799	4,604
LargeCap Value Fund III (a)	412,037	3,659
MidCap Growth Fund III (a)(b)	408,673	3,253
MidCap Value Fund I (a)	327,424	3,363
Money Market Fund (a)	66,210,682	66,211
Preferred Securities Fund (a)	3,028,426	27,892
Real Estate Securities Fund (a)	2,466,694	30,612
SmallCap Growth Fund I (a)	537,174	4,088
SmallCap Value Fund II (a)	551,352	4,080
		593,099
TOTAL INVESTMENT COMPANIES	$ 593,099
Total Investments	$ 593,099
Liabilities in Excess of Other Assets, Net - (0.29)%		(1,696)
TOTAL NET ASSETS - 100.00%	$ 591,403

(a) Affiliated Security
(b) Non-Income Producing Security
(c)	Purchases and Sales include transactions related to the acquisition of the Ultra Short Bond Fund by the Money Market Fund.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 19,067
Unrealized Depreciation		(87,663)
Net Unrealized Appreciation (Depreciation)		(68,596)
Cost for federal income tax purposes		661,695
All dollar amounts are shown in thousands (000's)

Schedule of Investments
Principal LifeTime Strategic Income Fund
January 31, 2010 (unaudited)

Affiliated Securities

	October 31, 2009		Purchases (c)		Sales (c)		January 31, 2010
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Bond & Mortgage Securities Fund	13,433,544 $	144,870	337,569	$ 3,301	1,983,143	$ 19,270	11,787,970 $	127,115
Bond Market Index Fund	-	-	504,124	5,051	15,976	161	488,148	4,891
Core Plus Bond Fund I	8,628,449	91,186	1,782,622	19,488	49,881	546	10,361,190	110,128
Disciplined LargeCap Blend Fund	1,719,818	22,933	147,489	1,647	361,789	4,025	1,505,518	20,386
Global Diversified Income Fund	2,601,134	26,264	485,931	5,894	123,885	1,533	2,963,180	30,626
High Yield Fund I	774,373	6,312	1,105,343	11,660	87,132	921	1,792,584	17,057
Inflation Protection Fund	9,134,833	85,060	834,276	6,345	502,512	3,834	9,466,597	87,586
International Emerging Markets Fund	106,384	2,485	22,009	496	13,517	306	114,876	2,675
International Equity Index Fund	-	-	67,272	682	2,361	24	64,911	658
International Fund I	870,432	10,303	77,916	833	98,914	1,070	849,434	10,090
International Growth Fund	1,175,718	14,441	118,292	967	63,129	522	1,230,881	14,889
International Value Fund I	851,530	7,696	108,991	1,185	46,809	519	913,712	8,365
LargeCap Blend Fund I	1,487,824	13,703	124,725	904	83,856	609	1,528,693	14,002
LargeCap Growth Fund	1,327,105	8,970	105,295	727	67,201	464	1,365,199	9,233
LargeCap Growth Fund I	1,236,247	10,009	116,637	894	66,482	511	1,286,402	10,393
LargeCap S&P 500 Index Fund	-	-	418,501	3,248	7,941	62	410,560	3,186
LargeCap Value Fund	546,839	6,249	75,381	627	38,651	325	583,569	6,552
LargeCap Value Fund I	349,017	2,844	179,722	1,746	37,940	373	490,799	4,219
LargeCap Value Fund III	501,819	6,488	48,523	450	138,305	1,277	412,037	5,747
MidCap Growth Fund III	396,526	3,150	34,416	286	22,269	184	408,673	3,253
MidCap Value Fund I	314,871	3,178	29,836	317	17,283	184	327,424	3,312
Money Market Fund	6,471,759	6,472	62,492,818	85,820	2,753,895	2,754	66,210,682	89,538
Preferred Securities Fund	3,629,249	38,756	69,425	620	670,248	6,107	3,028,426	32,912
Real Estate Securities Fund	2,384,963	33,413	200,823	2,581	119,092	1,534	2,466,694	34,474
SmallCap Growth Fund I	-	-	539,396	4,287	2,222	18	537,174	4,269
SmallCap S&P 600 Index Fund	648,159	9,541	37,901	480	686,060	8,735	-	-
SmallCap Value Fund II	-	-	553,256	4,276	1,904	15	551,352	4,261
Ultra Short Bond Fund	8,177,959	81,218	3,112	22	8,181,071	80,942	-	-
	$ 635,541			$ 164,834		$ 136,825	$ 659,817

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Bond & Mortgage Securities Fund	$ 1,682			$ (1,786)		$ -
Bond Market Index Fund			-		1			-
Core Plus Bond Fund I		1,868			-			27
Disciplined LargeCap Blend Fund			262		(169)			-
Global Diversified Income Fund			3,485		1			17
High Yield Fund I		1,531			6			-
Inflation Protection Fund			433		15			-
International Emerging Markets Fund			20		-			-
International Equity Index Fund			-		-			-
International Fund I			142		24			-
International Growth Fund			157		3			-
International Value Fund I			349		3			36
LargeCap Blend Fund I			155		4			-
LargeCap Growth Fund			2		-			-
LargeCap Growth Fund I			6		1			-
LargeCap S&P 500 Index Fund			-		-			-
LargeCap Value Fund			89		1			-
LargeCap Value Fund I			45		2			-
LargeCap Value Fund III			75		86			-
MidCap Growth Fund III			-		1			-
MidCap Value Fund I			31		1			-
Money Market Fund			-		-			-
Preferred Securities Fund			593		(357)			-
Real Estate Securities Fund			198		14			-
SmallCap Growth Fund I			-		-			-
SmallCap S&P 600 Index Fund			68		(1,286)			-
SmallCap Value Fund II			-		-			-
Ultra Short Bond Fund			17		(298)			-
	$ 11,208			$ (3,733)		$ 80

Schedule of Investments
Real Estate Securities Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (97.78%)			COMMON STOCKS (continued)
Hotels & Motels (0.75%)			REITS - Regional Malls (16.21%)
Choice Hotels International Inc	182,600 $	5,796	CBL & Associates Properties Inc	2,562,950 $	25,629
Marriott International Inc/DE	224,845	5,897	General Growth Properties Inc	758,100	7,050
		11,693	Macerich Co/The	363,558	11,216
Private Corrections (0.24%)			Simon Property Group Inc	2,521,740	181,565
Corrections Corp of America (a)	200,800	3,757	Taubman Centers Inc	891,015	28,210
					253,670
REITS - Apartments (11.70%)			REITS - Shopping Centers (9.47%)
American Campus Communities Inc	986,712	25,319	Acadia Realty Trust	1,185,960	18,892
AvalonBay Communities Inc	368,570	28,236	Federal Realty Investment Trust	804,558	51,797
Education Realty Trust Inc	980,250	5,176	Kimco Realty Corp	1,931,205	24,372
Equity Residential	1,535,430	49,211	Ramco-Gershenson Properties Trust	646,707	6,157
Essex Property Trust Inc	476,639	37,983	Saul Centers Inc	287,790	10,257
Home Properties Inc	753,760	33,414	Tanger Factory Outlet Centers	956,200	36,623
Mid-America Apartment Communities Inc	77,423	3,633			148,098
		182,972
			REITS - Single Tenant (0.59%)
REITS - Diversified (10.13%)			Realty Income Corp	332,600	9,290
Colonial Properties Trust	1,570,995	17,297
Digital Realty Trust Inc	853,150	40,951	REITS - Storage (6.20%)
Entertainment Properties Trust	464,300	16,209	Public Storage	1,225,670	97,049
Liberty Property Trust	373,300	11,348
PS Business Parks Inc	227,295	10,883	REITS - Warehouse & Industrial (4.25%)
Vornado Realty Trust	955,603	61,808	AMB Property Corp	1,399,170	33,580
		158,496	ProLogis	2,612,811	32,921
					66,501
REITS - Healthcare (13.45%)
HCP Inc	1,960,272	55,574	TOTAL COMMON STOCKS	$ 1,529,803
Health Care REIT Inc	1,150,038	49,451		Principal
Nationwide Health Properties Inc	1,181,120	38,930		Amount	Value
Ventas Inc	1,574,081	66,426		(000's)	(000's)
		210,381	REPURCHASE AGREEMENTS (2.66%)
REITS - Hotels (6.23%)			Diversified Banking Institutions (2.66%)
Hersha Hospitality Trust	1,129,168	4,110	Investment in Joint Trading Account; Bank
			of America Repurchase Agreement; 0.10%
Hospitality Properties Trust	1,255,999	27,783	dated 01/29/10 maturing 02/01/10
Host Hotels & Resorts Inc (a)	2,990,862	31,703	(collateralized by Sovereign Agency
LaSalle Hotel Properties	1,680,749	33,867	Issues; $12,673,000; 0.00% - 5.00%; dated
		97,463	04/01/10 - 01/27/20)	$ 12,425 $	12,425
			Investment in Joint Trading Account; Credit
REITS - Manufactured Homes (2.20%)			Suisse Repurchase Agreement; 0.10%
Equity Lifestyle Properties Inc	713,962	34,499	dated 01/29/10 maturing 02/01/10
			(collateralized by US Treasury Note;
REITS - Office Property (16.36%)			$6,533,000; 0.88%; dated 03/31/11)	6,405	6,405
Alexandria Real Estate Equities Inc	443,274	26,477	Investment in Joint Trading Account;
			Deutsche Bank Repurchase Agreement;
Boston Properties Inc	1,353,831	87,823	0.11% dated 01/29/10 maturing 02/01/10
Brandywine Realty Trust	2,395,581	26,902	(collateralized by Sovereign Agency
Corporate Office Properties Trust SBI MD	299,000	10,671	Issues; $11,628,000; 0.00% - 4.75%; dated
Douglas Emmett Inc	1,337,848	18,503	02/15/10 - 12/10/15)	11,400	11,400
Mack-Cali Realty Corp	748,430	24,414
SL Green Realty Corp	1,344,128	61,144
		255,934

		Schedule of Investments
	Real Estate Securities Fund
		January 31, 2010 (unaudited)

	Principal
	Amount	Value
	(000's)	(000's)
REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.11% dated 01/29/10 maturing 02/01/10
(collateralized by Sovereign Agency
Issues; $11,628,000; 1.13% - 3.15%; dated
12/15/11 - 01/22/15)	$ 11,400 $	11,400
		41,630
TOTAL REPURCHASE AGREEMENTS	$ 41,630
Total Investments	$ 1,571,433
Liabilities in Excess of Other Assets, Net - (0.44)%		(6,927)
TOTAL NET ASSETS - 100.00%	$ 1,564,506

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 162,947
Unrealized Depreciation		(118,054)
Net Unrealized Appreciation (Depreciation)		44,893
Cost for federal income tax purposes		1,526,540
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Financial		99.45%
Consumer, Cyclical		0.75%
Consumer, Non-cyclical		0.24%
Liabilities in Excess of Other Assets, Net		(0.44%)
TOTAL NET ASSETS		100.00%

		Schedule of Investments
		SAM Balanced Portfolio
		January 31, 2010 (unaudited)

	Shares	Value
	Held	(000's)
INVESTMENT COMPANIES (100.02%)
Principal Funds, Inc. Institutional Class (100.02%)
Disciplined LargeCap Blend Fund (a)	14,485,356 $	154,559
Diversified International Fund (a)	22,367,272	191,017
Equity Income Fund (a)	26,343,601	392,520
Government and High Quality Bond Fund (a)	37,582,038	413,402
High Yield Fund (a)	19,221,930	149,547
Income Fund (a)	38,284,827	359,112
International Emerging Markets Fund (a)	3,360,270	70,633
LargeCap Growth Fund (a)	41,135,092	269,846
LargeCap Growth Fund II (a)	39,384,613	278,449
LargeCap Value Fund III (a)	16,815,468	149,321
MidCap Blend Fund (a)	9,898,450	110,071
Money Market Fund (a)	147,639	148
Preferred Securities Fund (a)	15,194,350	139,940
Principal Capital Appreciation Fund (a)	4,101,432	138,341
Real Estate Securities Fund (a)	6,329,770	78,552
Short-Term Income Fund (a)	5,093,627	60,767
SmallCap Growth Fund (a)(b)	8,911,355	56,409
SmallCap Value Fund (a)	4,435,683	54,736
		3,067,370
TOTAL INVESTMENT COMPANIES	$ 3,067,370
Total Investments	$ 3,067,370
Liabilities in Excess of Other Assets, Net - (0.02)%		(547)
TOTAL NET ASSETS - 100.00%	$ 3,066,823

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 174,539
Unrealized Depreciation		(293,934)
Net Unrealized Appreciation (Depreciation)		(119,395)
Cost for federal income tax purposes		3,186,765
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		54.87%
Fixed Income Funds		36.62%
International Equity Funds		8.53%
Liabilities in Excess of Other Assets, Net		(0.02%)
TOTAL NET ASSETS		100.00%

Schedule of Investments
SAM Balanced Portfolio
January 31, 2010 (unaudited)

Affiliated Securities

	October 31, 2009		Purchases		Sales		January 31, 2010
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Disciplined LargeCap Blend Fund	14,543,003 $	177,837	253,984	$ 2,811	311,631	$ 3,436	14,485,356 $	176,408
Diversified International Fund	22,556,093	230,200	444,329	4,032	633,150	5,755	22,367,272	226,283
Equity Income Fund	26,684,200	427,214	328,444	5,055	669,043	10,201	26,343,601	418,781
Government and High Quality Bond	36,817,159	388,305	764,879	8,356	-	-	37,582,038	396,661
Fund
High Yield Fund	19,842,385	146,788	450,590	3,451	1,071,045	8,219	19,221,930	141,612
Income Fund	37,749,939	336,666	860,301	8,000	325,413	3,031	38,284,827	341,624
International Emerging Markets Fund	3,675,100	85,759	28,231	641	343,061	7,657	3,360,270	76,533
LargeCap Growth Fund	42,052,181	245,550	157,185	1,080	1,074,274	7,280	41,135,092	239,507
LargeCap Growth Fund II	40,461,476	325,275	186,082	1,368	1,262,945	9,191	39,384,613	314,788
LargeCap Value Fund III	16,541,321	153,862	364,701	3,351	90,554	835	16,815,468	156,226
MidCap Blend Fund	10,138,373	97,700	76,957	877	316,880	3,582	9,898,450	94,620
Money Market Fund	147,639	148	-	-	-	-	147,639	148
Preferred Securities Fund	15,519,833	134,027	320,590	2,867	646,073	5,769	15,194,350	130,726
Principal Capital Appreciation Fund	4,143,692	122,534	69,034	2,413	111,294	3,865	4,101,432	121,062
Real Estate Securities Fund	6,505,796	97,884	42,680	560	218,706	2,767	6,329,770	94,601
Short-Term Income Fund	5,008,556	57,618	85,071	1,010	-	-	5,093,627	58,628
SmallCap Growth Fund	9,131,566	46,137	24,051	160	244,262	1,544	8,911,355	44,457
SmallCap Value Fund	4,370,987	68,307	64,696	812	-	1	4,435,683	69,118
	$ 3,141,811			$ 46,844		$ 73,133	$ 3,101,783

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Disciplined LargeCap Blend Fund	$ 2,205			$ (804)		$ -
Diversified International Fund		3,511			(2,194)			-
Equity Income Fund		3,809			(3,287)			-
Government and High Quality Bond Fund		4,887			-			-
High Yield Fund		3,406			(408)			-
Income Fund		6,000			(11)			-
International Emerging Markets Fund		641			(2,210)			-
LargeCap Growth Fund		50			157			-
LargeCap Growth Fund II		1,139			(2,664)			-
LargeCap Value Fund III		2,513			(152)			-
MidCap Blend Fund		877			(375)			-
Money Market Fund		-			-			-
Preferred Securities Fund		2,634			(399)			-
Principal Capital Appreciation Fund		1,269			(20)			903
Real Estate Securities Fund		528			(1,076)			-
Short-Term Income Fund		501			-			-
SmallCap Growth Fund		-			(296)			-
SmallCap Value Fund		502			-			-
	$ 34,472			$ (13,739)		$ 903

		Schedule of Investments
	SAM Conservative Balanced Portfolio
		January 31, 2010 (unaudited)

	Shares	Value
	Held	(000's)
INVESTMENT COMPANIES (99.93%)
Principal Funds, Inc. Institutional Class (99.93%)
Disciplined LargeCap Blend Fund (a)	2,392,569 $	25,529
Diversified International Fund (a)	3,479,197	29,712
Equity Income Fund (a)	3,844,793	57,287
Government and High Quality Bond Fund (a)	14,248,937	156,738
High Yield Fund (a)	6,094,556	47,416
Income Fund (a)	13,631,379	127,862
International Emerging Markets Fund (a)	566,372	11,905
LargeCap Growth Fund (a)	6,146,854	40,323
LargeCap Growth Fund II (a)	5,821,920	41,161
LargeCap Value Fund III (a)	2,325,723	20,653
MidCap Blend Fund (a)	1,695,684	18,856
Money Market Fund (a)	2,238,447	2,239
Preferred Securities Fund (a)	3,781,954	34,832
Principal Capital Appreciation Fund (a)	662,360	22,341
Real Estate Securities Fund (a)	1,056,168	13,107
Short-Term Income Fund (a)	3,225,567	38,481
SmallCap Growth Fund (a)(b)	1,446,576	9,157
SmallCap Value Fund (a)	728,074	8,985
		706,584
TOTAL INVESTMENT COMPANIES	$ 706,584
Total Investments	$ 706,584
Other Assets in Excess of Liabilities, Net - 0.07%		515
TOTAL NET ASSETS - 100.00%	$ 707,099

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 24,408
Unrealized Depreciation		(29,587)
Net Unrealized Appreciation (Depreciation)		(5,179)
Cost for federal income tax purposes		711,763
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		57.64%
Domestic Equity Funds		36.40%
International Equity Funds		5.89%
Other Assets in Excess of Liabilities, Net		0.07%
TOTAL NET ASSETS		100.00%

Schedule of Investments
SAM Conservative Balanced Portfolio
January 31, 2010 (unaudited)

Affiliated Securities

	October 31, 2009		Purchases		Sales		January 31, 2010
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Disciplined LargeCap Blend Fund	2,309,238 $	27,269	113,217	$ 1,247	29,886	$ 332	2,392,569 $	28,105
Diversified International Fund	3,409,604	33,060	124,635	1,130	55,042	504	3,479,197	33,429
Equity Income Fund	3,795,060	60,390	107,758	1,655	58,025	893	3,844,793	60,868
Government and High Quality Bond	13,486,938	143,734	854,206	9,347	92,207	1,008	14,248,937	152,067
Fund
High Yield Fund	5,931,332	44,126	249,182	1,916	85,958	666	6,094,556	45,327
Income Fund	13,005,027	117,065	754,546	7,026	128,194	1,195	13,631,379	122,892
International Emerging Markets Fund	609,832	12,428	4,876	111	48,336	1,103	566,372	11,163
LargeCap Growth Fund	6,062,424	35,097	167,324	1,137	82,894	573	6,146,854	35,668
LargeCap Growth Fund II	5,929,496	44,672	32,367	237	139,943	1,033	5,821,920	43,616
LargeCap Value Fund III	2,230,473	20,469	123,723	1,132	28,473	264	2,325,723	21,291
MidCap Blend Fund	1,672,254	18,635	46,496	530	23,066	264	1,695,684	18,838
Money Market Fund	2,238,447	2,238	-	-	-	-	2,238,447	2,238
Preferred Securities Fund	3,695,304	31,335	141,001	1,266	54,351	493	3,781,954	32,083
Principal Capital Appreciation Fund	652,749	19,101	20,779	727	11,168	395	662,360	19,382
Real Estate Securities Fund	1,073,221	14,744	8,291	108	25,344	328	1,056,168	14,371
Short-Term Income Fund	2,938,610	34,083	286,957	3,409	-	-	3,225,567	37,492
SmallCap Growth Fund	1,445,730	7,480	21,829	142	20,983	137	1,446,576	7,453
SmallCap Value Fund	687,702	9,552	40,372	497	-	-	728,074	10,049
	$ 675,478			$ 31,617		$ 9,188	$ 696,332

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Disciplined LargeCap Blend Fund	$ 360			$ (79)		$ -
Diversified International Fund		544			(257)			-
Equity Income Fund		554			(284)			-
Government and High Quality Bond Fund		1,830			(6)			-
High Yield Fund		1,055			(49)			-
Income Fund		2,108			(4)			-
International Emerging Markets Fund		111			(273)			-
LargeCap Growth Fund		7			7			-
LargeCap Growth Fund II		169			(260)			-
LargeCap Value Fund III		345			(46)			-
MidCap Blend Fund		148			(63)			-
Money Market Fund		-			-			-
Preferred Securities Fund		650			(25)			-
Principal Capital Appreciation Fund		204			(51)			145
Real Estate Securities Fund		89			(153)			-
Short-Term Income Fund		309			-			-
SmallCap Growth Fund		-			(32)			-
SmallCap Value Fund		82			-			-
	$ 8,565			$ (1,575)		$ 145

		Schedule of Investments
	SAM Conservative Growth Portfolio
		January 31, 2010 (unaudited)

	Shares	Value
	Held	(000's)
INVESTMENT COMPANIES (100.22%)
Principal Funds, Inc. Institutional Class (100.22%)
Disciplined LargeCap Blend Fund (a)	12,955,066 $	138,230
Diversified International Fund (a)	22,883,091	195,422
Equity Income Fund (a)	24,884,170	370,774
Government and High Quality Bond Fund (a)	12,218,771	134,406
High Yield Fund (a)	9,006,164	70,068
Income Fund (a)	11,012,839	103,300
International Emerging Markets Fund (a)	3,143,514	66,077
LargeCap Growth Fund (a)	38,365,396	251,677
LargeCap Growth Fund II (a)	36,301,542	256,652
LargeCap Value Fund III (a)	15,383,683	136,607
MidCap Blend Fund (a)	11,265,704	125,275
Money Market Fund (a)	11,477,577	11,478
Preferred Securities Fund (a)	5,054,252	46,550
Principal Capital Appreciation Fund (a)	4,190,926	141,360
Real Estate Securities Fund (a)	5,652,458	70,147
Short-Term Income Fund (a)	1,114,175	13,292
SmallCap Growth Fund (a)(b)	7,815,818	49,474
SmallCap Value Fund (a)	4,080,506	50,353
		2,231,142
TOTAL INVESTMENT COMPANIES	$ 2,231,142
Total Investments	$ 2,231,142
Liabilities in Excess of Other Assets, Net - (0.22)%		(4,787)
TOTAL NET ASSETS - 100.00%	$ 2,226,355

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 107,349
Unrealized Depreciation		(275,720)
Net Unrealized Appreciation (Depreciation)		(168,371)
Cost for federal income tax purposes		2,399,513
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		71.44%
Fixed Income Funds		17.03%
International Equity Funds		11.75%
Liabilities in Excess of Other Assets, Net		(0.22%)
TOTAL NET ASSETS		100.00%

Schedule of Investments
SAM Conservative Growth Portfolio
January 31, 2010 (unaudited)

Affiliated Securities

	October 31, 2009		Purchases		Sales		January 31, 2010
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Disciplined LargeCap Blend Fund	13,183,201 $	163,926	206,491	$ 2,272	434,626	$ 4,794	12,955,066 $	160,336
Diversified International Fund	23,525,484	255,896	404,994	3,666	1,047,387	9,518	22,883,091	245,614
Equity Income Fund	25,484,522	414,995	283,607	4,334	883,959	13,482	24,884,170	401,469
Government and High Quality Bond	12,035,406	126,487	191,972	2,096	8,607	95	12,218,771	128,488
Fund
High Yield Fund	9,214,183	66,759	212,020	1,624	420,039	3,221	9,006,164	65,147
Income Fund	11,001,491	96,926	225,884	2,099	214,536	1,998	11,012,839	97,034
International Emerging Markets Fund	3,344,549	84,865	26,273	596	227,308	5,072	3,143,514	78,705
LargeCap Growth Fund	39,663,028	239,185	69,131	453	1,366,763	9,262	38,365,396	230,627
LargeCap Growth Fund II	37,565,529	305,429	199,899	1,449	1,463,886	10,674	36,301,542	292,751
LargeCap Value Fund III	15,640,812	151,918	281,962	2,579	539,091	4,941	15,383,683	148,616
MidCap Blend Fund	11,622,318	115,378	95,768	1,087	452,382	5,112	11,265,704	110,472
Money Market Fund	12,276,629	12,277	-	-	799,052	799	11,477,577	11,478
Preferred Securities Fund	5,184,084	44,978	100,111	894	229,943	2,066	5,054,252	43,724
Principal Capital Appreciation Fund	4,281,894	129,734	68,747	2,393	159,715	5,551	4,190,926	126,579
Real Estate Securities Fund	5,728,988	90,021	50,201	641	126,731	1,645	5,652,458	88,433
Short-Term Income Fund	1,101,970	12,740	12,205	145	-	-	1,114,175	12,885
SmallCap Growth Fund	8,056,377	41,310	15,178	92	255,737	1,629	7,815,818	39,719
SmallCap Value Fund	4,034,684	66,309	49,599	612	3,777	47	4,080,506	66,855
	$ 2,419,133			$ 27,032		$ 79,906	$ 2,348,932

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Disciplined LargeCap Blend Fund	$ 1,982			$ (1,068)		$ -
Diversified International Fund		3,613			(4,430)			-
Equity Income Fund		3,620			(4,378)			-
Government and High Quality Bond Fund		1,596			-			-
High Yield Fund		1,589			(15)			-
Income Fund		1,736			7			-
International Emerging Markets Fund		596			(1,684)			-
LargeCap Growth Fund		47			251			-
LargeCap Growth Fund II		1,054			(3,453)			-
LargeCap Value Fund III		2,320			(940)			-
MidCap Blend Fund		1,000			(881)			-
Money Market Fund		-			-			-
Preferred Securities Fund		879			(82)			-
Principal Capital Appreciation Fund		1,304			3			928
Real Estate Securities Fund		474			(584)			-
Short-Term Income Fund		110			-			-
SmallCap Growth Fund		-			(54)			-
SmallCap Value Fund		464			(19)			-
	$ 22,384			$ (17,327)		$ 928

		Schedule of Investments
	SAM Flexible Income Portfolio
		January 31, 2010 (unaudited)

	Shares	Value
	Held	(000's)
INVESTMENT COMPANIES (99.84%)
Principal Funds, Inc. Institutional Class (99.84%)
Disciplined LargeCap Blend Fund (a)	1,718,608 $	18,338
Diversified International Fund (a)	2,559,886	21,861
Equity Income Fund (a)	2,534,495	37,764
Government and High Quality Bond Fund (a)	18,840,360	207,244
High Yield Fund (a)	8,406,193	65,400
Income Fund (a)	20,095,371	188,495
International Emerging Markets Fund (a)	361,130	7,591
LargeCap Growth Fund (a)	4,661,093	30,577
LargeCap Growth Fund II (a)	4,482,764	31,693
LargeCap Value Fund III (a)	3,058,135	27,156
MidCap Blend Fund (a)	1,690,285	18,796
Money Market Fund (a)	759,787	760
Preferred Securities Fund (a)	6,162,474	56,756
Principal Capital Appreciation Fund (a)	248,120	8,369
Real Estate Securities Fund (a)	760,179	9,434
Short-Term Income Fund (a)	6,014,912	71,758
SmallCap Growth Fund (a)(b)	931,150	5,894
SmallCap Value Fund (a)	455,623	5,622
		813,508
TOTAL INVESTMENT COMPANIES	$ 813,508
Total Investments	$ 813,508
Other Assets in Excess of Liabilities, Net - 0.16%		1,314
TOTAL NET ASSETS - 100.00%	$ 814,822

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 36,981
Unrealized Depreciation		(25,274)
Net Unrealized Appreciation (Depreciation)		11,707
Cost for federal income tax purposes		801,801
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		72.46%
Domestic Equity Funds		23.77%
International Equity Funds		3.61%
Other Assets in Excess of Liabilities, Net		0.16%
TOTAL NET ASSETS		100.00%

Schedule of Investments
SAM Flexible Income Portfolio
January 31, 2010 (unaudited)

Affiliated Securities

	October 31, 2009		Purchases		Sales		January 31, 2010
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Disciplined LargeCap Blend Fund	1,619,134 $	16,851	99,474	$ 1,094	-	$ -	1,718,608 $	17,945
Diversified International Fund	2,560,649	32,440	62,123	562	62,886	580	2,559,886	32,005
Equity Income Fund	2,494,058	35,377	81,285	1,238	40,848	629	2,534,495	35,857
Government and High Quality Bond	17,984,158	190,693	958,455	10,484	102,253	1,119	18,840,360	200,053
Fund
High Yield Fund	8,318,436	59,094	297,701	2,287	209,944	1,614	8,406,193	59,714
Income Fund	19,395,458	173,238	962,168	8,948	262,255	2,442	20,095,371	179,737
International Emerging Markets Fund	382,305	9,755	3,539	80	24,714	564	361,130	8,966
LargeCap Growth Fund	4,705,941	24,843	59,859	409	104,707	720	4,661,093	24,560
LargeCap Growth Fund II	4,575,196	35,788	24,608	180	117,040	862	4,482,764	34,838
LargeCap Value Fund III	3,061,435	27,070	78,907	726	82,207	762	3,058,135	26,923
MidCap Blend Fund	1,726,350	16,861	13,181	150	49,246	563	1,690,285	16,331
Money Market Fund	759,787	760	-	-	-	-	759,787	760
Preferred Securities Fund	6,321,729	51,274	120,717	1,078	279,972	2,534	6,162,474	49,647
Principal Capital Appreciation Fund	252,309	6,162	3,803	133	7,992	282	248,120	6,030
Real Estate Securities Fund	777,367	10,272	4,859	64	22,047	282	760,179	9,966
Short-Term Income Fund	5,759,595	66,641	314,576	3,736	59,259	704	6,014,912	69,672
SmallCap Growth Fund	974,450	4,655	-	-	43,300	281	931,150	4,306
SmallCap Value Fund	445,866	6,563	20,988	259	11,231	140	455,623	6,627
	$ 768,337			$ 31,428		$ 14,078	$ 783,937

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Disciplined LargeCap Blend Fund	$ 257			$ -		$ -
Diversified International Fund		404			(417)			-
Equity Income Fund		368			(129)			-
Government and High Quality Bond Fund		2,431			(5)			-
High Yield Fund		1,463			(53)			-
Income Fund		3,123			(7)			-
International Emerging Markets Fund		70			(305)			-
LargeCap Growth Fund		6			28			-
LargeCap Growth Fund II		130			(268)			-
LargeCap Value Fund III		460			(111)			-
MidCap Blend Fund		150			(117)			-
Money Market Fund		-			-			-
Preferred Securities Fund		1,079			(171)			-
Principal Capital Appreciation Fund		78			17			55
Real Estate Securities Fund		64			(88)			-
Short-Term Income Fund		587			(1)			-
SmallCap Growth Fund		-			(68)			-
SmallCap Value Fund		52			(55)			-
	$ 10,722			$ (1,750)		$ 55

		Schedule of Investments
	SAM Strategic Growth Portfolio
		January 31, 2010 (unaudited)

	Shares	Value
	Held	(000's)
INVESTMENT COMPANIES (100.27%)
Principal Funds, Inc. Institutional Class (100.27%)
Disciplined LargeCap Blend Fund (a)	11,673,174 $	124,553
Diversified International Fund (a)	16,377,885	139,867
Equity Income Fund (a)	16,686,144	248,623
High Yield Fund (a)	8,832,773	68,719
International Emerging Markets Fund (a)	2,340,977	49,207
LargeCap Growth Fund (a)	25,876,480	169,750
LargeCap Growth Fund II (a)	24,608,894	173,985
LargeCap Value Fund III (a)	12,713,494	112,896
MidCap Blend Fund (a)	7,931,888	88,203
Money Market Fund (a)	3,988,663	3,989
Principal Capital Appreciation Fund (a)	2,990,098	100,856
Real Estate Securities Fund (a)	4,121,797	51,151
Short-Term Income Fund (a)	402,749	4,805
SmallCap Growth Fund (a)(b)	6,149,328	38,925
SmallCap Value Fund (a)	3,073,290	37,924
		1,413,453
TOTAL INVESTMENT COMPANIES	$ 1,413,453
Total Investments	$ 1,413,453
Liabilities in Excess of Other Assets, Net - (0.27)%		(3,756)
TOTAL NET ASSETS - 100.00%	$ 1,409,697

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 63,255
Unrealized Depreciation		(231,301)
Net Unrealized Appreciation (Depreciation)		(168,046)
Cost for federal income tax purposes		1,581,499
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		81.36%
International Equity Funds		13.41%
Fixed Income Funds		5.50%
Liabilities in Excess of Other Assets, Net		(0.27%)
TOTAL NET ASSETS		100.00%

Schedule of Investments
SAM Strategic Growth Portfolio
January 31, 2010 (unaudited)

Affiliated Securities

	October 31, 2009		Purchases		Sales		January 31, 2010
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Disciplined LargeCap Blend Fund	11,875,520 $	157,721	210,893	$ 2,324	413,239	$ 4,566	11,673,174 $	154,034
Diversified International Fund	16,822,219	185,346	309,865	2,807	754,199	6,852	16,377,885	178,079
Equity Income Fund	17,070,813	286,494	229,687	3,509	614,356	9,390	16,686,144	277,534
High Yield Fund	8,909,061	66,767	237,002	1,815	313,290	2,419	8,832,773	66,040
International Emerging Markets Fund	2,554,633	59,663	19,741	448	233,397	5,206	2,340,977	53,977
LargeCap Growth Fund	26,782,985	164,845	100,287	670	1,006,792	6,848	25,876,480	158,793
LargeCap Growth Fund II	25,474,007	208,461	169,353	1,229	1,034,466	7,555	24,608,894	200,296
LargeCap Value Fund III	12,710,109	118,699	314,143	2,871	310,758	2,853	12,713,494	118,180
MidCap Blend Fund	8,205,250	79,932	79,594	903	352,956	3,994	7,931,888	76,507
Money Market Fund	4,559,288	4,559	-	-	570,625	570	3,988,663	3,989
Principal Capital Appreciation Fund	3,051,201	93,598	56,679	1,971	117,782	4,104	2,990,098	91,477
Real Estate Securities Fund	4,188,469	67,616	42,151	540	108,823	1,413	4,121,797	66,004
Short-Term Income Fund	399,276	4,610	3,473	41	-	-	402,749	4,651
SmallCap Growth Fund	6,319,407	35,018	25,763	160	195,842	1,250	6,149,328	33,782
SmallCap Value Fund	3,031,283	50,379	45,578	562	3,571	44	3,073,290	50,879
	$ 1,583,708			$ 19,850		$ 57,064	$ 1,534,222

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Disciplined LargeCap Blend Fund	$ 1,792			$ (1,445)		$ -
Diversified International Fund		2,587			(3,222)			-
Equity Income Fund		2,431			(3,079)			-
High Yield Fund		1,558			(123)			-
International Emerging Markets Fund		448			(928)			-
LargeCap Growth Fund		32			126			-
LargeCap Growth Fund II		717			(1,839)			-
LargeCap Value Fund III		1,914			(537)			-
MidCap Blend Fund		707			(334)			-
Money Market Fund		-			-			-
Principal Capital Appreciation Fund		934			12			665
Real Estate Securities Fund		346			(739)			-
Short-Term Income Fund		40			-			-
SmallCap Growth Fund		-			(146)			-
SmallCap Value Fund		350			(18)			-
	$ 13,856			$ (12,272)		$ 665

Schedule of Investments
Short-Term Bond Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (80.83%)			BONDS (continued)
Aerospace & Defense (1.05%)			Brewery (0.30%)
BAE Systems Holdings Inc			SABMiller PLC
4.75%, 8/15/2010 (a)	$ 500 $	507	6.20%, 7/ 1/2011 (a)	$ 400 $	424
Boeing Co/The
1.88%, 11/20/2012	800	806	Building Products - Cement & Aggregate (0.74%)
5.00%, 3/15/2014	170	185	CRH America Inc
		1,498	6.95%, 3/15/2012	400	435
			Lafarge SA
Asset Backed Securities (2.44%)			6.15%, 7/15/2011	590	625
Carrington Mortgage Loan Trust					1,060
0.51%, 12/25/2035 (b)	475	419
Citigroup Mortgage Loan Trust Inc			Cable/Satellite TV (1.72%)
0.38%, 3/25/2037 (b)	400	363	Comcast Corp
CNH Equipment Trust			5.45%, 11/15/2010	300	310
4.12%, 5/15/2012	276	280	COX Communications Inc
Countrywide Asset-Backed Certificates			7.13%, 10/ 1/2012	300	337
6.02%, 9/25/2046 (b)	1,892	1,556	DirecTV Holdings LLC / DirecTV Financing
Countrywide Home Equity Loan Trust			Co Inc
0.46%, 12/15/2035 (b)	84	24	6.38%, 6/15/2015	1,750	1,813
0.47%, 2/15/2036 (b)	158	122			2,460
First-Citizens Home Equity Loan LLC			Cellular Telecommunications (0.39%)
0.44%, 9/15/2022 (a)(b)	157	76	Rogers Cable Inc
GMAC Mortgage Corp Loan Trust			7.88%, 5/ 1/2012	500	563
0.41%, 8/25/2035 (b)	137	35
John Deere Owner Trust			Chemicals - Diversified (0.28%)
4.18%, 6/15/2012	403	408	EI du Pont de Nemours & Co
Marriott Vacation Club Owner Trust			3.25%, 1/15/2015	400	402
5.81%, 10/20/2029 (a)	153	151
Nomura Asset Acceptance Corp			Commercial Banks (4.83%)
0.45%, 1/25/2036 (a)(b)	211	44	American Express Bank FSB
		3,478	5.50%, 4/16/2013	650	695
			Australia & New Zealand Banking Group Ltd
Automobile Sequential (1.93%)			3.70%, 1/13/2015 (a)	350	354
Bank of America Auto Trust			Banco Santander Chile
1.70%, 12/15/2011 (a)	400	402	2.88%, 11/13/2012 (a)	335	338
2.67%, 7/15/2013 (a)	305	312	Bank of Nova Scotia
Capital Auto Receivables Asset Trust			2.25%, 1/22/2013	900	909
5.52%, 3/15/2011 (b)	500	502	Barclays Bank PLC
Ford Credit Auto Owner Trust			2.50%, 1/23/2013	2,100	2,103
3.96%, 4/15/2012	475	483	BNP Paribas/BNP Paribas US Medium-Term
5.47%, 9/15/2012 (b)	350	370	Note Program LLC
Honda Auto Receivables Owner Trust			2.13%, 12/21/2012	300	302
1.50%, 11/15/2010	390	392	Santander US Debt SA Unipersonal
Nissan Auto Receivables Owner Trust			2.49%, 1/18/2013 (a)	900	902
4.28%, 7/15/2013	280	292	Westpac Banking Corp
		2,753	2.25%, 11/19/2012	1,300	1,301
					6,904
Beverages - Non-Alcoholic (1.52%)
Dr Pepper Snapple Group Inc			Computers - Memory Devices (0.14%)
2.35%, 12/21/2012	790	798	Seagate Technology HDD Holdings
PepsiCo Inc/NC			6.38%, 10/ 1/2011	200	206
3.10%, 1/15/2015	1,350	1,371
		2,169	Consumer Products - Miscellaneous (0.63%)
			Clorox Co
			3.55%, 11/ 1/2015	890	894

Schedule of Investments
Short-Term Bond Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Containers - Paper & Plastic (0.13%)			Finance - Auto Loans (0.32%)
Pactiv Corp			Ford Motor Credit Co LLC
5.88%, 7/15/2012	$ 175 $	188	9.88%, 8/10/2011	$ 175 $	183
			Nissan Motor Acceptance Corp
Credit Card Asset Backed Securities (0.40%)			4.63%, 3/ 8/2010 (a)	270	271
Capital One Multi-Asset Execution Trust					454
0.52%, 7/15/2013 (b)	400	400
GE Capital Credit Card Master Note Trust			Finance - Commercial (0.62%)
0.40%, 3/15/2013 (b)	175	175	Nissan Master Owner Trust Receivables
		575	1.38%, 1/15/2015 (a)(b)(c)(d)	230	230
			Textron Financial Canada Funding Corp
Diversified Banking Institutions (3.32%)			5.13%, 11/ 1/2010	650	662
Bank of America Corp					892
4.90%, 5/ 1/2013	615	646
Citigroup Inc			Finance - Consumer Loans (0.22%)
5.50%, 8/27/2012	550	580	HSBC Finance Corp
5.50%, 4/11/2013	750	788	0.60%, 9/14/2012 (b)	325	316
Goldman Sachs Group Inc/The			Finance - Credit Card (0.18%)
6.88%, 1/15/2011	1,050	1,110
			Capital One Bank USA NA
0.46%, 2/ 6/2012 (b)	175	174	5.75%, 9/15/2010	250	258
JP Morgan Chase & Co
5.60%, 6/ 1/2011	600	637	Finance - Investment Banker & Broker (1.62%)
Morgan Stanley			Merrill Lynch & Co Inc
4.75%, 4/ 1/2014	300	307	0.50%, 2/ 5/2010 (b)	200	200
4.20%, 11/20/2014	500	507	0.48%, 11/ 1/2011 (b)	300	296
		4,749	0.49%, 6/ 5/2012 (b)	250	245
Diversified Financial Services (2.80%)			6.05%, 8/15/2012	400	432
General Electric Capital Corp			5.45%, 2/ 5/2013	120	128
5.25%, 10/19/2012	750	801	6.15%, 4/25/2013	550	595
2.80%, 1/ 8/2013	1,250	1,251	TD Ameritrade Holding Corp
4.80%, 5/ 1/2013	575	609	2.95%, 12/ 1/2012	415	418
3.75%, 11/14/2014	750	749			2,314
TNK-BP Finance SA			Finance - Leasing Company (0.25%)
6.13%, 3/20/2012 (a)	575	590	International Lease Finance Corp
		4,000	5.30%, 5/ 1/2012	400	350
Diversified Manufacturing Operations (0.11%)
Tyco Electronics Group SA			Finance - Mortgage Loan/Banker (13.57%)
6.00%, 10/ 1/2012	150	163	Countrywide Financial Corp
			5.80%, 6/ 7/2012	375	402
Electric - Generation (0.06%)			Fannie Mae
Indiantown Cogeneration LP			4.75%, 12/15/2010	6,000	6,226
9.26%, 12/15/2010	88	89	Federal Home Loan Banks
			1.63%, 7/27/2011	12,000	12,151
Electric - Integrated (1.89%)			SLM Student Loan Trust
Duke Energy Ohio Inc			1.35%, 10/25/2016 (b)	600	611
2.10%, 6/15/2013	2,250	2,249			19,390
Scottish Power Ltd			Food - Miscellaneous/Diversified (0.52%)
4.91%, 3/15/2010	450	452
			General Mills Inc
		2,701	8.02%, 2/ 5/2013	650	740
Fiduciary Banks (0.44%)
Bank of New York Mellon Corp/The			Home Equity - Other (2.32%)
4.50%, 4/ 1/2013	595	634	Bear Stearns Asset Backed Securities Trust
			0.83%, 3/25/2034 (b)	409	272

Schedule of Investments
Short-Term Bond Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Home Equity - Other (continued)			Medical - Wholesale Drug Distribution (0.04%)
Bear Stearns Asset Backed Securities Trust			Cardinal Health Inc
(continued)			5.65%, 6/15/2012	$ 51 $		55
0.41%, 6/25/2047 (b)	$ 950 $	633
Countrywide Asset-Backed Certificates			Medical Products (0.49%)
6.09%, 6/25/2021 (b)	1,567	760	Angiotech Pharmaceuticals Inc
First NLC Trust			4.01%, 12/ 1/2013 (b)	225		189
0.56%, 5/25/2035 (b)	179	93	Covidien International Finance SA
GMAC Mortgage Corp Loan Trust			5.45%, 10/15/2012	465		512
5.75%, 10/25/2036	580	324				701
GSAA Trust
6.04%, 7/25/2036	900	493	Metal - Diversified (0.04%)
Indymac Seconds Asset Backed Trust			Xstrata Canada Corp
5.77%, 5/25/2036 (b)	183	164	7.25%, 7/15/2012	55		61
Mastr Asset Backed Securities Trust
0.73%, 3/25/2035 (b)	544	23	Money Center Banks (0.48%)
			Deutsche Bank AG/London
Option One Mortgage Loan Trust			5.38%, 10/12/2012	630		688
0.68%, 3/25/2037 (b)(e)	500	7
Residential Asset Securities Corp			Mortgage Backed Securities (16.00%)
4.59%, 8/25/2031	158	154	Banc of America Commercial Mortgage Inc
4.47%, 3/25/2032	410	387	6.85%, 4/15/2036	200		201
		3,310	0.41%, 7/10/2046 (b)	47,852		609
Home Equity - Sequential (0.90%)			Banc of America Mortgage Securities Inc
Countrywide Asset-Backed Certificates			4.76%, 5/25/2035 (b)	171		170
5.56%, 4/25/2036	731	283	Bear Stearns Adjustable Rate Mortgage Trust
5.51%, 8/25/2036	451	285	3.73%, 9/25/2034 (b)	276		254
5.81%, 11/25/2036	971	445	Bear Stearns Alt-A Trust
New Century Home Equity Loan Trust			0.51%, 7/25/2035 (b)	29		7
4.76%, 11/25/2033	287	279	Bear Stearns Commercial Mortgage Securities
		1,292	7.00%, 5/20/2030	422		443
			0.21%, 2/11/2041 (b)	19,113		113
Industrial Gases (1.40%)			Bella Vista Mortgage Trust
Praxair Inc			0.48%, 5/20/2045 (b)(e)	134		77
1.75%, 11/15/2012	2,000	2,001	Chase Commercial Mortgage Securities Corp
			7.56%, 10/15/2032	500		498
Instruments - Scientific (1.21%)			Citigroup / Deutsche Bank Commercial
Thermo Fisher Scientific Inc			Mortgage Trust
2.15%, 12/28/2012 (a)	1,720	1,724	0.23%, 11/15/2044 (a)	46,390		378
			Commercial Mortgage Pass Through Certificates
Investment Management & Advisory Services (1.41%)			1.50%, 6/10/2010 (a)(b)	3,145		17
BlackRock Inc			Countrywide Alternative Loan Trust
2.25%, 12/10/2012	2,000	2,008	1.85%, 7/20/2035 (b)	301		152
			6.00%, 5/25/2036	607		456
Life & Health Insurance (1.54%)
			0.51%, 6/25/2036 (b)(e)	1,241		263
New York Life Global Funding
4.65%, 5/ 9/2013 (a)	795	843	0.73%, 9/25/2036 (b)	330		218
Pacific Life Global Funding			0.50%, 5/20/2046 (b)	1,173		262
0.48%, 6/22/2011 (a)(b)	175	167	Countrywide Asset-Backed Certificates
Prudential Financial Inc			0.51%, 11/25/2035 (b)	74		66
5.15%, 1/15/2013	950	1,012	0.50%, 1/25/2036 (b)	429		330
Sun Life Financial Global Funding LP			Credit Suisse First Boston Mortgage Securities
0.51%, 7/ 6/2010 (a)(b)	175	175	Corp
		2,197	0.24%, 8/15/2038 (a)	37,061		236
			Fannie Mae
			0.53%, 2/25/2032 (b)	156		156

Schedule of Investments
Short-Term Bond Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Fannie Mae (continued)			Merrill Lynch/Countrywide Commercial
0.48%, 3/25/2035 (b)	$ 78 $	77	Mortgage Trust (continued)
Fannie Mae Whole Loan			5.11%, 12/12/2049 (b)	$ 885 $	904
0.43%, 5/25/2035 (b)	272	269	Morgan Stanley Dean Witter Capital I
Freddie Mac			6.54%, 2/15/2031	23	24
5.13%, 12/15/2013	102	102	New Century Alternative Mortgage Loan Trust
0.68%, 6/15/2023 (b)	208	205	5.91%, 7/25/2036 (b)	575	532
0.63%, 7/15/2023 (b)	674	669	Residential Accredit Loans Inc
GE Capital Commercial Mortgage Corp			6.00%, 11/25/2032	483	487
5.99%, 12/10/2035	28	28	4.24%, 12/25/2035 (b)	105	58
0.60%, 3/10/2040 (a)(b)	2,026	14	0.38%, 2/25/2047 (b)	1,259	581
Ginnie Mae			Residential Funding Mortgage Securities I
1.26%, 10/16/2012 (b)	4,016	104	3.76%, 11/25/2035 (b)	432	284
GMAC Commercial Mortgage Securities Inc			5.67%, 2/25/2036 (b)	240	173
0.84%, 3/10/2038 (a)(b)	1,830	17	0.83%, 7/25/2036 (b)	22	21
0.37%, 8/10/2038 (a)(b)	50,330	296	Structured Asset Mortgage Investments Inc
GMAC Mortgage Corp Loan Trust			0.54%, 9/25/2045 (b)	113	63
5.25%, 7/25/2034	709	604	Structured Asset Securities Corp
Greenwich Capital Commercial Funding Corp			5.50%, 6/25/2036 (b)	1,419	370
0.29%, 12/10/2049 (a)(b)	47,904	535	Thornburg Mortgage Securities Trust
GSR Mortgage Loan Trust			0.93%, 12/25/2033 (b)	449	357
4.67%, 7/25/2035 (b)	450	413	Wachovia Bank Commercial Mortgage Trust
Heller Financial Commercial Mortgage Asset			0.16%, 1/15/2041 (a)(b)	15,104	37
7.97%, 1/17/2034 (b)	716	716	0.31%, 4/15/2042 (a)(b)	62,036	459
Impac CMB Trust			5.25%, 12/15/2043	1,175	1,149
1.23%, 10/25/2033 (b)	48	29	WaMu Mortgage Pass Through Certificates
0.48%, 5/25/2037 (b)(e)	605	462	3.48%, 3/25/2033 (b)	85	75
Indymac Index Mortgage Loan Trust			0.46%, 4/25/2045 (b)	16	12
0.83%, 4/25/2034 (b)	40	21	0.50%, 4/25/2045 (b)	71	40
0.41%, 2/25/2037 (b)	930	525	0.52%, 7/25/2045 (b)	134	98
0.47%, 6/25/2037 (b)(e)	714	369	0.48%, 11/25/2045 (b)	50	49
JP Morgan Chase Commercial Mortgage					22,852
Securities Corp
6.96%, 11/15/2035 (a)(b)	350	334	Multi-Line Insurance (0.69%)
5.30%, 5/15/2047 (b)(e)	1,400	1,426	Genworth Financial Inc
5.31%, 1/15/2049	625	611	6.15%, 11/15/2066 (b)	185	130
JP Morgan Mortgage Trust			Metropolitan Life Global Funding I
3.81%, 5/25/2034	253	234	2.50%, 1/11/2013 (a)	850	855
4.82%, 6/25/2035 (b)	321	269			985
LB-UBS Commercial Mortgage Trust			Networking Products (0.24%)
6.06%, 6/15/2020	46	47	Cisco Systems Inc
4.44%, 12/15/2029 (b)	1,000	1,006	2.90%, 11/17/2014	335	340
1.43%, 10/15/2035 (a)(b)	8,666	294
MASTR Asset Securitization Trust			Non-Hazardous Waste Disposal (0.73%)
5.25%, 9/25/2033 (b)	144	144	Allied Waste North America Inc
Merrill Lynch Mortgage Trust			7.25%, 3/15/2015	1,000	1,040
0.15%, 11/12/2035 (a)(b)	24,778	46
0.12%, 7/12/2038	99,335	541	Office Automation & Equipment (0.57%)
0.15%, 9/12/2042 (b)	42,375	303	Xerox Corp
			5.50%, 5/15/2012	295	314
Merrill Lynch/Countrywide Commercial
Mortgage Trust			4.25%, 2/15/2015	495	504
0.65%, 7/12/2046	44,870	1,021			818
0.48%, 9/12/2049 (b)	21,791	442

Schedule of Investments
Short-Term Bond Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Oil - Field Services (0.47%)			REITS - Warehouse & Industrial (0.45%)
Weatherford International Inc			ProLogis
6.63%, 11/15/2011	$ 250 $	268	5.50%, 3/ 1/2013	$ 625 $	645
5.95%, 6/15/2012	375	409
		677	Retail - Drug Store (0.32%)
			CVS Caremark Corp
Oil Company - Exploration & Production (0.86%)			0.56%, 6/ 1/2010 (b)	450	450
Canadian Natural Resources Ltd
5.15%, 2/ 1/2013	650	702	Schools (0.95%)
Devon OEI Operating Inc			Yale University
7.25%, 10/ 1/2011	475	519	2.90%, 10/15/2014	1,330	1,358
		1,221
Oil Company - Integrated (1.08%)			Special Purpose Banks (0.25%)
Husky Energy Inc			Korea Development Bank/Republic of Korea
6.25%, 6/15/2012	400	437	0.39%, 4/ 3/2010 (b)	365	364
5.90%, 6/15/2014	1,000	1,101	Special Purpose Entity (0.97%)
		1,538	CDP Financial Inc
Pipelines (0.70%)			3.00%, 11/25/2014 (a)	750	743
NGPL Pipeco LLC			Genworth Global Funding Trusts
6.51%, 12/15/2012 (a)	650	718	5.20%, 10/ 8/2010	375	385
ONEOK Partners LP			USB Realty Corp
5.90%, 4/ 1/2012	255	275	6.09%, 12/22/2049 (a)(b)	330	253
		993			1,381
Real Estate Operator & Developer (0.41%)			Steel - Producers (0.26%)
Regency Centers LP			Ispat Inland ULC
8.45%, 9/ 1/2010	575	589	9.75%, 4/ 1/2014	360	377

Regional Banks (1.55%)			Telephone - Integrated (1.11%)
BAC Capital Trust XIII			British Telecommunications PLC
0.65%, 3/15/2043 (b)	435	273	5.15%, 1/15/2013	750	788
BAC Capital Trust XIV			Telecom Italia Capital SA
5.63%, 3/15/2043 (b)	550	391	5.25%, 11/15/2013	750	801
Capital One Financial Corp					1,589
5.70%, 9/15/2011	300	316	Tobacco (0.29%)
SunTrust Preferred Capital I			Reynolds American Inc
5.85%, 12/31/2049 (b)	62	42	6.50%, 7/15/2010	400	408
US Bancorp			TOTAL BONDS	$ 115,475
2.88%, 11/20/2014	300	299
Wachovia Corp			U.S. GOVERNMENT & GOVERNMENT AGENCY
5.35%, 3/15/2011	600	624	OBLIGATIONS (15.73%)
0.41%, 3/ 1/2012 (b)	275	273	Federal Home Loan Mortgage Corporation
			(FHLMC) (0.42%)
		2,218	4.50%, 4/ 1/2010 (f)	43	44
REITS - Mortgage (0.42%)			4.50%, 7/ 1/2011 (f)	70	73
iStar Financial Inc			6.50%, 4/ 1/2015 (f)	4	4
6.00%, 12/15/2010	500	445	6.50%, 12/ 1/2015 (f)	14	15
5.65%, 9/15/2011	200	156	7.00%, 12/ 1/2022 (f)	149	166
		601	7.50%, 12/ 1/2029 (f)	3	4
REITS - Office Property (0.26%)			3.81%, 9/ 1/2035 (b)(f)	287	294
Brandywine Operating Partnership LP					600
5.63%, 12/15/2010	364	370	Federal National Mortgage Association (FNMA) (2.27%)
			4.50%, 3/ 1/2010 (f)	58	59
			4.50%, 5/ 1/2010 (f)	27	28

Schedule of Investments
Short-Term Bond Fund
January 31, 2010 (unaudited)

	Principal		Principal
	Amount	Value	Amount		Value
	(000's)	(000's)	(000's)		(000's)
U.S. GOVERNMENT & GOVERNMENT AGENCY			REPURCHASE AGREEMENTS (continued)
OBLIGATIONS (continued)			Diversified Banking Institutions (continued)
Federal National Mortgage Association (FNMA)			Investment in Joint Trading Account;
(continued)			Morgan Stanley Repurchase Agreement;
4.00%, 7/ 1/2010 (f)	$ 77 $	78	0.11% dated 01/29/10 maturing 02/01/10
4.00%, 8/ 1/2010 (f)	68	69	(collateralized by Sovereign Agency
8.50%, 5/ 1/2022 (f)	31	35	Issues; $1,112,000; 1.13% - 3.15%; dated
8.00%, 5/ 1/2027 (f)	5	5	12/15/11 - 01/22/15)	$ 1,091 $	1,091
6.00%, 7/ 1/2028 (f)	73	79			3,983
7.50%, 10/ 1/2029 (f)	15	17	TOTAL REPURCHASE AGREEMENTS	$ 3,983

2.85%, 12/ 1/2032 (b)(f)	121	124	Total Investments	$ 141,932
3.37%, 7/ 1/2034 (b)(f)	350	360	Other Assets in Excess of Liabilities, Net - 0.65%		935
3.66%, 7/ 1/2034 (b)(f)	142	146
			TOTAL NET ASSETS - 100.00%	$ 142,867
3.45%, 8/ 1/2034 (b)(f)	216	223
3.18%, 1/ 1/2035 (b)(f)	82	83
4.42%, 1/ 1/2035 (b)(f)	339	347	(a)	Security exempt from registration under Rule 144A of the Securities Act
3.68%, 2/ 1/2035 (b)(f)	57	60	of 1933. These securities may be resold in transactions exempt from
3.04%, 10/ 1/2035 (b)(f)	1,121	1,150	registration, normally to qualified institutional buyers. Unless otherwise
			indicated, these securities are not considered illiquid. At the end of the
3.09%, 2/ 1/2037 (b)(f)	369	386	period, the value of these securities totaled $12,742 or 8.92% of net
		3,249	assets.

U.S. Treasury (13.04%)			(b) Variable Rate. Rate shown is in effect at January 31, 2010.
			(c)	Market value is determined in accordance with procedures established in
1.13%, 6/30/2011	2,000	2,018	good faith by the Board of Directors. At the end of the period, the value
0.75%, 11/30/2011	5,000	5,002	of these securities totaled $230 or 0.16% of net assets.
1.38%, 4/15/2012	6,000	6,055	(d) Security purchased on a when-issued basis.
2.25%, 5/31/2014	5,500	5,550	(e) Security is Illiquid
		18,625	(f)	This entity was put into conservatorship by the U.S. Government in 2008.
			See Notes to Financial Statements for additional information.
TOTAL U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS	$ 22,474		Unrealized Appreciation (Depreciation)
REPURCHASE AGREEMENTS (2.79%)			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Diversified Banking Institutions (2.79%)			of investments held by the fund as of the period end were as follows:
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.10%			Unrealized Appreciation	$ 1,953
dated 01/29/10 maturing 02/01/10			Unrealized Depreciation		(13,028)
(collateralized by Sovereign Agency			Net Unrealized Appreciation (Depreciation)		(11,075)
Issues; $1,212,000; 0.00% - 5.00%; dated			Cost for federal income tax purposes		153,007
04/01/10 - 01/27/20)	$ 1,189 $	1,189	All dollar amounts are shown in thousands (000's)
Investment in Joint Trading Account; Credit
Suisse Repurchase Agreement; 0.10%
dated 01/29/10 maturing 02/01/10			Portfolio Summary (unaudited)
(collateralized by US Treasury Note;			Sector		Percent
$625,000; 0.88%; dated 03/31/11)	613	613	Financial		25.95%
Investment in Joint Trading Account;			Government		25.90%
Deutsche Bank Repurchase Agreement;			Mortgage Securities		18.69%
0.11% dated 01/29/10 maturing 02/01/10			Asset Backed Securities		8.57%
(collateralized by Sovereign Agency			Consumer, Non-cyclical		4.72%
Issues; $1,112,000; 0.00% - 4.75%; dated			Industrial		3.97%
02/15/10 - 12/10/15)	1,090	1,090	Communications		3.47%
			Energy		3.10%
			Basic Materials		1.99%
			Utilities		1.95%
			Technology		0.72%
			Consumer, Cyclical		0.32%
			Other Assets in Excess of Liabilities, Net		0.65%
			TOTAL NET ASSETS		100.00%

Schedule of Investments
Short-Term Income Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (90.71%)			BONDS (continued)
Aerospace & Defense (0.49%)			Computers (1.78%)
General Dynamics Corp			Hewlett-Packard Co
1.80%, 7/15/2011	$ 2,600 $	2,639	4.25%, 2/24/2012	$ 4,000 $	4,233
			International Business Machines Corp
Aerospace & Defense Equipment (0.38%)			2.10%, 5/ 6/2013	5,250	5,289
United Technologies Corp					9,522
4.38%, 5/ 1/2010	2,000	2,020
			Consumer Products - Miscellaneous (0.86%)
Agricultural Operations (1.05%)			Clorox Co
Cargill Inc			5.00%, 3/ 1/2013	4,250	4,607
5.20%, 1/22/2013 (a)	5,250	5,614
			Diversified Banking Institutions (6.08%)
Applications Software (0.38%)			Bank of America Corp
Microsoft Corp			6.25%, 4/15/2012	2,750	2,965
2.95%, 6/ 1/2014	2,000	2,048	2.10%, 4/30/2012	3,000	3,059
			Citigroup Inc
Asset Backed Securities (0.60%)			5.50%, 8/27/2012	2,500	2,639
Merrill Lynch First Franklin Mortgage Loan			Goldman Sachs Group Inc/The
Trust			5.25%, 10/15/2013	3,500	3,758
0.93%, 10/25/2037 (b)	3,319	3,205	JP Morgan Chase & Co
			2.20%, 6/15/2012	5,000	5,108
Brewery (0.75%)			5.38%, 10/ 1/2012	5,250	5,685
Anheuser-Busch InBev Worldwide Inc			Morgan Stanley
7.20%, 1/15/2014 (a)	3,500	4,003	5.63%, 1/ 9/2012	4,500	4,805
			1.95%, 6/20/2012	4,500	4,578
Cable/Satellite TV (0.70%)
					32,597
Time Warner Cable Inc
5.40%, 7/ 2/2012	3,500	3,767	Diversified Financial Services (1.28%)
			General Electric Capital Corp
Cellular Telecommunications (0.41%)			5.72%, 8/22/2011	5,000	5,106
America Movil SA de CV			2.80%, 1/ 8/2013	1,750	1,751
5.50%, 3/ 1/2014	2,000	2,180			6,857

Chemicals - Diversified (2.24%)			Diversified Manufacturing Operations (0.49%)
EI du Pont de Nemours & Co			Honeywell International Inc
5.00%, 7/15/2013	2,500	2,727	4.25%, 3/ 1/2013	2,500	2,656
3.25%, 1/15/2015	2,750	2,768
PPG Industries Inc			Electric - Integrated (3.28%)
5.75%, 3/15/2013	6,000	6,533	Commonwealth Edison Co
		12,028	5.40%, 12/15/2011	4,500	4,818
			7.50%, 7/ 1/2013	1,750	1,996
Commercial Banks (3.71%)			Korea Electric Power Corp
Commonwealth Bank of Australia			5.50%, 7/21/2014 (a)	4,250	4,507
3.75%, 10/15/2014 (a)	5,250	5,304	Virginia Electric and Power Co
Regions Bank/Birmingham AL			5.10%, 11/30/2012	5,750	6,272
3.25%, 12/ 9/2011	4,500	4,694			17,593
SunTrust Bank/Atlanta GA
3.00%, 11/16/2011	3,500	3,630	Enterprise Software & Services (0.51%)
Westpac Banking Corp			Oracle Corp
2.25%, 11/19/2012	6,250	6,255	3.75%, 7/ 8/2014	2,600	2,721
		19,883
			Finance - Auto Loans (2.00%)
Commercial Services - Finance (1.00%)			American Honda Finance Corp
Western Union Co/The			4.63%, 4/ 2/2013 (a)	6,500	6,741
5.40%, 11/17/2011	5,000	5,358

Schedule of Investments
Short-Term Income Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Finance - Auto Loans (continued)			Investment Management & Advisory Services (0.80%)
PACCAR Financial Corp			BlackRock Inc
1.95%, 12/17/2012	$ 4,000 $	4,000	2.25%, 12/10/2012	$ 4,250 $	4,267
		10,741
			Life & Health Insurance (1.99%)
Finance - Commercial (0.51%)			New York Life Global Funding
Caterpillar Financial Services Corp			2.25%, 12/14/2012 (a)	5,250	5,303
4.85%, 12/ 7/2012	2,500	2,712	Prudential Financial Inc
			3.63%, 9/17/2012	4,250	4,359
Finance - Consumer Loans (0.81%)
			4.50%, 7/15/2013	1,000	1,023
John Deere Capital Corp
4.95%, 12/17/2012	4,000	4,356			10,685
			Manufactured Housing ABS Other (0.02%)
Finance - Credit Card (1.06%)			Green Tree Financial Corp
American Express Credit Corp			7.70%, 9/15/2026 (c)	120	86
5.88%, 5/ 2/2013	5,250	5,691
			Medical - Drugs (1.23%)
Finance - Investment Banker & Broker (0.78%)			Merck & Co Inc
Jefferies Group Inc			1.88%, 6/30/2011	1,000	1,012
5.88%, 6/ 8/2014	4,000	4,177	Pfizer Inc
			4.45%, 3/15/2012	5,250	5,589
Finance - Leasing Company (0.63%)					6,601
International Lease Finance Corp
6.38%, 3/25/2013	4,000	3,364	Medical - HMO (0.85%)
			UnitedHealth Group Inc
Finance - Mortgage Loan/Banker (7.30%)			4.88%, 2/15/2013	4,250	4,538
Countrywide Financial Corp
5.80%, 6/ 7/2012	2,750	2,949	Mortgage Backed Securities (21.30%)
Fannie Mae			Banc of America Funding Corp
5.00%, 10/15/2011	10,000	10,708	5.00%, 6/25/2035 (b)	4,490	4,364
2.00%, 1/ 9/2012	6,000	6,118	5.75%, 3/25/2036	3,815	3,182
1.88%, 4/20/2012	6,000	6,100	0.31%, 7/20/2036 (b)	4,831	4,717
1.88%, 10/29/2012	5,250	5,257	Banc of America Mortgage Securities Inc
Freddie Mac			5.00%, 2/25/2020	2,919	2,907
5.75%, 1/15/2012	5,000	5,458	4.75%, 8/25/2033	992	998
1.75%, 6/15/2012	2,500	2,531	5.25%, 10/25/2034	4,220	4,285
		39,121	4.75%, 2/25/2035	4,277	4,301
			Chase Mortgage Finance Corp
Food - Miscellaneous/Diversified (0.28%)			5.50%, 5/25/2035	1,653	1,474
Kellogg Co			Citicorp Mortgage Securities Inc
5.13%, 12/ 3/2012	1,400	1,529	4.50%, 9/25/2034 (b)	2,841	2,823

Home Equity - Other (2.15%)			5.25%, 2/25/2035	5,730	5,882
Bayview Financial Acquisition Trust			Countrywide Home Loan Mortgage Pass
			Through Trust
6.04%, 11/28/2036	4,000	4,057	4.50%, 8/25/2033	3,484	3,538
Home Equity Asset Trust			5.00%, 6/25/2034	7,082	7,108
0.66%, 10/25/2035 (b)	3,928	3,869
			5.00%, 8/25/2034	5,796	5,850
Mastr Asset Backed Securities Trust
0.29%, 11/25/2036 (b)	3,615	3,589	5.50%, 10/25/2035	1,811	1,811
		11,515	Credit Suisse First Boston Mortgage Securities
			Corp
Industrial Gases (0.35%)			6.00%, 12/25/2033	1,304	1,134
Air Products & Chemicals Inc			Fannie Mae
4.15%, 2/ 1/2013	1,750	1,854	6.00%, 2/25/2031	10,000	10,598
			5.00%, 11/25/2035	2,198	2,343

Schedule of Investments
Short-Term Income Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Property Trust (1.05%)
Freddie Mac			WCI Finance LLC / WEA Finance LLC
5.50%, 10/15/2027	$ 4,281 $	4,373	5.40%, 10/ 1/2012 (a)	$ 5,250 $	5,606
6.00%, 9/15/2029	5,358	5,610
4.50%, 5/15/2030	3,730	3,786	Quarrying (0.85%)
Ginnie Mae			Vulcan Materials Co
4.50%, 8/20/2032	916	962	5.60%, 11/30/2012	4,250	4,555
GSR Mortgage Loan Trust
5.00%, 8/25/2019	6,276	6,457	Regional Banks (1.08%)
6.00%, 6/25/2036	2,498	2,208	Wells Fargo & Co
			4.38%, 1/31/2013	5,500	5,786
Lehman Mortgage Trust
5.75%, 4/25/2036	6,252	6,207	Reinsurance (0.84%)
Residential Asset Securitization Trust			Berkshire Hathaway Finance Corp
6.00%, 5/25/2036	3,101	1,778	4.00%, 4/15/2012	4,250	4,490
Residential Funding Mortgage Securities I
5.50%, 9/25/2036	3,481	3,049	REITS - Apartments (1.67%)
Structured Asset Securities Corp			AvalonBay Communities Inc
5.50%, 12/25/2033	2,403	2,377	5.50%, 1/15/2012	4,500	4,729
Wells Fargo Mortgage Backed Securities Trust			ERP Operating LP
5.50%, 5/25/2035	6,663	6,701	5.50%, 10/ 1/2012	4,000	4,211
5.75%, 10/25/2036 (b)	3,374	3,372			8,940
		114,195
			REITS - Diversified (0.79%)
Multi-Line Insurance (1.28%)			Duke Realty LP
Metropolitan Life Global Funding I			6.25%, 5/15/2013	4,000	4,225
2.88%, 9/17/2012 (a)	1,500	1,526
5.13%, 6/10/2014 (a)	5,000	5,357	REITS - Healthcare (2.00%)
		6,883	Health Care REIT Inc
			6.00%, 11/15/2013	5,250	5,533
Multimedia (0.86%)
			Nationwide Health Properties Inc
Walt Disney Co/The			6.50%, 7/15/2011	5,000	5,211
4.70%, 12/ 1/2012	4,250	4,612
					10,744
Non-Hazardous Waste Disposal (0.58%)			Rental - Auto & Equipment (0.90%)
Allied Waste North America Inc			ERAC USA Finance LLC
5.75%, 2/15/2011	3,000	3,123	5.80%, 10/15/2012 (a)	4,500	4,826

Oil - Field Services (0.99%)			Retail - Discount (0.67%)
Smith International Inc			Wal-Mart Stores Inc
8.63%, 3/15/2014	4,500	5,318	3.20%, 5/15/2014	3,500	3,603

Oil Company - Exploration & Production (0.92%)			Savings & Loans - Thrifts (0.00%)
Apache Corp			Washington Mutual Bank / Henderson NV
6.25%, 4/15/2012	4,500	4,942	0.00%, 1/15/2013 (d)	1,200	6

Oil Company - Integrated (0.81%)			Steel - Producers (1.70%)
Statoil ASA			Nucor Corp
2.90%, 10/15/2014	4,250	4,325	5.00%, 12/ 1/2012	8,300	9,127

Property & Casualty Insurance (0.83%)			Telephone - Integrated (2.20%)
Fidelity National Financial Inc			AT&T Inc
7.30%, 8/15/2011	4,250	4,443	4.95%, 1/15/2013	4,250	4,580
			Verizon New Jersey Inc
			5.88%, 1/17/2012	6,750	7,237
					11,817

Schedule of Investments
Short-Term Income Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
BONDS (continued)			REPURCHASE AGREEMENTS (3.98%)
Textile - Home Furnishings (0.94%)			Diversified Banking Institutions (3.98%)
Mohawk Industries Inc			Investment in Joint Trading Account; Bank
7.20%, 4/15/2012	$ 4,750 $	5,035	of America Repurchase Agreement; 0.10%
			dated 01/29/10 maturing 02/01/10
Transport - Services (0.85%)			(collateralized by Sovereign Agency
United Parcel Service Inc			Issues; $6,491,000; 0.00% - 5.00%; dated
4.50%, 1/15/2013	4,250	4,587	04/01/10 - 01/27/20)	$ 6,363 $	6,363
			Investment in Joint Trading Account; Credit
			Suisse Repurchase Agreement; 0.10%
Water (0.85%)			dated 01/29/10 maturing 02/01/10
Veolia Environnement			(collateralized by US Treasury Note;
5.25%, 6/ 3/2013	4,250	4,566	$3,346,000; 0.88%; dated 03/31/11)	3,280	3,280
TOTAL BONDS	$ 486,289		Investment in Joint Trading Account;
			Deutsche Bank Repurchase Agreement;
U.S. GOVERNMENT & GOVERNMENT AGENCY			0.11% dated 01/29/10 maturing 02/01/10
OBLIGATIONS (4.27%)			(collateralized by Sovereign Agency
Federal Home Loan Mortgage Corporation			Issues; $5,955,000; 0.00% - 4.75%; dated
(FHLMC) (0.10%)			02/15/10 - 12/10/15)	5,838	5,838
9.50%, 8/ 1/2016 (e)	8	9	Investment in Joint Trading Account;
6.00%, 4/ 1/2017 (e)	167	180	Morgan Stanley Repurchase Agreement;
6.00%, 5/ 1/2017 (e)	297	321	0.11% dated 01/29/10 maturing 02/01/10
3.01%, 11/ 1/2021 (b)(e)	17	17	(collateralized by Sovereign Agency
			Issues; $5,955,000; 1.13% - 3.15%; dated
		527	12/15/11 - 01/22/15)	5,839	5,839
Federal National Mortgage Association (FNMA) (0.06%)					21,320
6.50%, 1/ 1/2012 (e)	37	38
			TOTAL REPURCHASE AGREEMENTS	$ 21,320
6.50%, 1/ 1/2014 (e)	67	73
8.50%, 11/ 1/2017 (e)	15	16	Total Investments	$ 530,529
4.77%, 1/ 1/2019 (b)(e)	7	7	Other Assets in Excess of Liabilities, Net - 1.04%		5,563
5.61%, 4/ 1/2019 (b)(e)	7	8	TOTAL NET ASSETS - 100.00%	$ 536,092
10.00%, 5/ 1/2022 (e)	9	10
3.05%, 11/ 1/2022 (b)(e)	3	3
			(a)	Security exempt from registration under Rule 144A of the Securities Act
2.67%, 11/ 1/2032 (b)(e)	120	122	of 1933. These securities may be resold in transactions exempt from
4.41%, 11/ 1/2035 (b)(e)	25	25	registration, normally to qualified institutional buyers. Unless otherwise
		302	indicated, these securities are not considered illiquid. At the end of the
			period, the value of these securities totaled $48,787 or 9.10% of net
Government National Mortgage Association			assets.
(GNMA) (0.02%)			(b)	Variable Rate. Rate shown is in effect at January 31, 2010.
8.00%, 3/15/2012	2	2	(c) Security is Illiquid
11.00%, 10/15/2015	18	20	(d) Non-Income Producing Security
11.00%, 11/15/2015	3	3	(e)	This entity was put into conservatorship by the U.S. Government in 2008.
11.00%, 11/15/2015	35	39	See Notes to Financial Statements for additional information.
10.00%, 1/15/2019	55	64	(f)	Security or a portion of the security was pledged to cover margin
			requirements for futures contracts. At the end of the period, the value of
10.00%, 2/15/2019	1	1	these securities totaled $367 or 0.07% of net assets.
9.00%, 4/20/2025	3	3
		132	Unrealized Appreciation (Depreciation)
U.S. Treasury (4.09%)			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
			of investments held by the fund as of the period end were as follows:
0.88%, 12/31/2010 (f)	850	854

1.38%, 3/15/2012	5,000	5,050	Unrealized Appreciation	$ 14,431
1.38%, 5/15/2012	10,000	10,084	Unrealized Depreciation		(5,104)
1.75%, 1/31/2014	6,000	5,971	Net Unrealized Appreciation (Depreciation)		9,327
		21,959	Cost for federal income tax purposes		521,202
TOTAL U.S. GOVERNMENT & GOVERNMENT			All dollar amounts are shown in thousands (000's)
AGENCY OBLIGATIONS	$ 22,920

	Schedule of Investments
	Short-Term Income Fund
	January 31, 2010 (unaudited)
Portfolio Summary (unaudited)
Sector	Percent
Financial	33.71%
Mortgage Securities	21.48%
Government	10.84%
Consumer, Non-cyclical	6.92%
Basic Materials	5.14%
Communications	4.18%
Utilities	4.13%
Industrial	2.80%
Asset Backed Securities	2.76%
Energy	2.72%
Technology	2.67%
Consumer, Cyclical	1.61%
Other Assets in Excess of Liabilities, Net	1.04%
TOTAL NET ASSETS	100.00%
Other Assets Summary (unaudited)
Asset Type	Percent
Futures	7.71%

	Futures Contracts
				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)
US 5 Year Note; March 2010	Sell	355	$ 41,402	$ 41,343	$ 59
All dollar amounts are shown in thousands (000's)

Schedule of Investments
SmallCap Blend Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (97.27%)			COMMON STOCKS (continued)
Aerospace & Defense (1.06%)			Cellular Telecommunications (0.25%)
Esterline Technologies Corp (a)	33,069 $	1,248	Syniverse Holdings Inc (a)	28,700 $	482
Teledyne Technologies Inc (a)	20,687	771
		2,019	Chemicals - Diversified (1.01%)
			Innophos Holdings Inc	29,260	572
Aerospace & Defense Equipment (0.85%)			Olin Corp	81,880	1,351
Moog Inc (a)	16,790	507			1,923
Triumph Group Inc	21,980	1,119
		1,626	Chemicals - Specialty (1.16%)
			HB Fuller Co	33,060	662
Airlines (0.38%)			NewMarket Corp	6,470	584
Allegiant Travel Co (a)	14,240	729	Sensient Technologies Corp	20,710	537
Apparel Manufacturers (0.96%)			Stepan Co	7,250	424
Carter's Inc (a)	21,680	560			2,207
G-III Apparel Group Ltd (a)	21,946	382	Circuit Boards (0.48%)
True Religion Apparel Inc (a)	45,870	886	Multi-Fineline Electronix Inc (a)	21,690	518
		1,828	Park Electrochemical Corp	15,500	407
Applications Software (0.69%)					925
Actuate Corp (a)	53,550	267	Commercial Banks (6.02%)
Quest Software Inc (a)	61,160	1,053	Banco Latinoamericano de Comercio
		1,320	Exterior SA	56,030	793
			Bank of Hawaii Corp	30,002	1,365
Auto/Truck Parts & Equipment - Original (0.30%)			Bank of the Ozarks Inc	18,912	560
Tenneco Inc (a)	22,390	396	Camden National Corp	7,253	211
Wonder Auto Technology Inc (a)	17,617	177	City Holding Co	23,443	737
		573	Community Bank System Inc	39,490	826
Auto/Truck Parts & Equipment - Replacement (0.29%)			First Bancorp/Troy NC	18,170	281
ATC Technology Corp/IL (a)	14,300	313	FirstMerit Corp	55,400	1,135
Dorman Products Inc (a)	16,150	249	Iberiabank Corp	10,988	587
		562	Independent Bank Corp/Rockland MA	20,020	467
Batteries & Battery Systems (0.30%)			NBT Bancorp Inc	29,790	621
EnerSys (a)	29,090	567	Prosperity Bancshares Inc	38,020	1,533
			Renasant Corp	20,020	287
Beverages - Wine & Spirits (0.35%)			Republic Bancorp Inc/KY	12,290	204
Central European Distribution Corp (a)	20,607	660	Simmons First National Corp	8,607	231
			Tompkins Financial Corp	7,860	308
Building - Heavy Construction (0.42%)			Trustmark Corp	35,750	815
Granite Construction Inc	13,740	424	United Bankshares Inc	21,200	528
Sterling Construction Co Inc (a)	20,040	381			11,489
		805
			Commercial Services (0.76%)
Building - Maintenance & Service (0.39%)			Healthcare Services Group Inc	40,430	829
ABM Industries Inc	38,510	748	Steiner Leisure Ltd (a)	15,750	627
					1,456
Building & Construction - Miscellaneous (0.33%)
Insituform Technologies Inc (a)	30,890	633	Commercial Services - Finance (1.33%)
			CBIZ Inc (a)	69,700	505
Casino Services (0.67%)			Coinstar Inc (a)	23,640	611
Bally Technologies Inc (a)	32,280	1,281	Global Cash Access Holdings Inc (a)	101,160	819
			TNS Inc (a)	26,408	605
					2,540

Schedule of Investments
SmallCap Blend Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Computer Services (1.15%)			Distribution & Wholesale (continued)
CACI International Inc (a)	10,760 $	516	Core-Mark Holding Co Inc (a)	8,470 $	253
Insight Enterprises Inc (a)	40,300	464	United Stationers Inc (a)	9,050	494
SYKES Enterprises Inc (a)	26,380	633			1,697
Syntel Inc	17,110	575	Diversified Manufacturing Operations (1.95%)
		2,188	Actuant Corp	43,190	724
Computer Software (0.13%)			Ameron International Corp	5,770	398
Double-Take Software Inc (a)	23,660	242	AO Smith Corp	16,540	704
			Brink's Co/The	27,180	636
Computers - Integrated Systems (0.20%)			ESCO Technologies Inc	17,880	585
Super Micro Computer Inc (a)	31,400	388	Koppers Holdings Inc	24,223	676
					3,723
Computers - Memory Devices (0.19%)
Isilon Systems Inc (a)	59,650	369	Electric - Integrated (2.33%)
			Avista Corp	66,740	1,360
Computers - Peripheral Equipment (0.11%)			IDACORP Inc	19,440	609
Rimage Corp (a)	14,630	218	NorthWestern Corp	41,870	1,024
			Pike Electric Corp (a)	22,090	193
Consulting Services (0.45%)			Unisource Energy Corp	41,310	1,270
ICF International Inc (a)	9,764	229			4,456
Towers Watson & Co	14,630	638
		867	Electronic Components - Miscellaneous (1.12%)
			Benchmark Electronics Inc (a)	69,080	1,259
Consumer Products - Miscellaneous (1.34%)			CTS Corp	37,310	284
American Greetings Corp	47,930	886	LaBarge Inc (a)	21,430	235
Central Garden and Pet Co - A Shares (a)	80,800	710	OSI Systems Inc (a)	13,390	354
Helen of Troy Ltd (a)	15,560	367			2,132
Tupperware Brands Corp	14,200	603
		2,566	Electronic Components - Semiconductors (2.20%)
			IXYS Corp (a)	50,130	349
Containers - Metal & Glass (0.72%)			Kopin Corp (a)	79,590	327
Bway Holding Co (a)	22,870	390	Microsemi Corp (a)	36,360	543
Silgan Holdings Inc	18,990	985	PMC - Sierra Inc (a)	80,820	643
		1,375	Silicon Laboratories Inc (a)	18,630	787
Containers - Paper & Plastic (0.68%)			Skyworks Solutions Inc (a)	122,960	1,560
Rock-Tenn Co	30,430	1,299			4,209

Cosmetics & Toiletries (0.38%)			Electronic Design Automation (0.11%)
Chattem Inc (a)	7,860	735	Cogo Group Inc (a)	34,640	220

Data Processing & Management (0.60%)			Engineering - Research & Development Services (0.83%)
CSG Systems International Inc (a)	19,490	378	EMCOR Group Inc (a)	54,153	1,303
Pegasystems Inc	22,970	764	Exponent Inc (a)	10,290	277
		1,142			1,580
Diagnostic Equipment (0.73%)			Engines - Internal Combustion (0.50%)
Immucor Inc (a)	75,353	1,398	Briggs & Stratton Corp	58,380	965

Disposable Medical Products (0.32%)			Enterprise Software & Services (1.99%)
Merit Medical Systems Inc (a)	34,030	607	Informatica Corp (a)	30,050	712
			JDA Software Group Inc (a)	25,247	662
Distribution & Wholesale (0.89%)			Mantech International Corp (a)	15,070	722
Beacon Roofing Supply Inc (a)	42,820	719	MicroStrategy Inc (a)	7,550	707
Brightpoint Inc (a)	39,600	231

Schedule of Investments
SmallCap Blend Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Enterprise Software & Services (continued)			Identification Systems - Development (0.25%)
SYNNEX Corp (a)	37,620 $	996	Brady Corp	16,790 $	474
		3,799
			Insurance Brokers (0.18%)
Environmental Consulting & Engineering (0.30%)			eHealth Inc (a)	19,050	347
Tetra Tech Inc (a)	25,440	576
			Internet Application Software (0.64%)
E-Services - Consulting (0.17%)			Art Technology Group Inc (a)	138,474	620
Perficient Inc (a)	32,680	317	S1 Corp (a)	101,780	609
Finance - Consumer Loans (0.15%)					1,229
Encore Capital Group Inc (a)	18,030	284	Internet Infrastructure Software (0.72%)
			TeleCommunication Systems Inc (a)	50,730	445
Finance - Investment Banker & Broker (1.52%)			TIBCO Software Inc (a)	103,050	923
Evercore Partners Inc - Class A	16,779	501			1,368
KBW Inc (a)	42,820	1,137
Knight Capital Group Inc (a)	38,930	609	Internet Security (0.43%)
SWS Group Inc	54,590	655	Blue Coat Systems Inc (a)	33,310	821
		2,902	Internet Telephony (0.60%)
Finance - Leasing Company (0.23%)			j2 Global Communications Inc (a)	55,520	1,140
Financial Federal Corp	16,302	444
			Intimate Apparel (0.63%)
Food - Canned (0.55%)			Warnaco Group Inc/The (a)	31,232	1,209
Seneca Foods Corp (a)	10,110	273
TreeHouse Foods Inc (a)	19,890	771	Investment Companies (0.94%)
		1,044	Ares Capital Corp	79,026	972
			Hercules Technology Growth Capital Inc	62,008	624
Food - Miscellaneous/Diversified (0.95%)			PennantPark Investment Corp	21,327	193
American Italian Pasta Co (a)	33,960	1,164			1,789
Diamond Foods Inc	18,320	658
		1,822	Investment Management & Advisory Services (0.18%)
			Calamos Asset Management Inc	25,920	336
Food - Wholesale & Distribution (0.20%)
Fresh Del Monte Produce Inc (a)	18,390	374	Lasers - Systems & Components (0.33%)
			Rofin-Sinar Technologies Inc (a)	29,100	637
Footwear & Related Apparel (0.55%)
Steven Madden Ltd (a)	26,063	1,046	Life & Health Insurance (0.94%)
			Delphi Financial Group Inc	45,994	931
Gas - Distribution (0.89%)			StanCorp Financial Group Inc	12,990	558
Northwest Natural Gas Co	27,750	1,204	Symetra Financial Corp (a)	24,017	309
WGL Holdings Inc	15,360	487			1,798
		1,691
			Machinery - Electrical (0.64%)
Home Furnishings (0.78%)			Regal-Beloit Corp	25,830	1,224
Tempur-Pedic International Inc (a)	59,710	1,486
			Machinery - Farm (0.07%)
Human Resources (1.11%)			Alamo Group Inc	8,013	144
Emergency Medical Services Corp (a)	23,140	1,215
Kenexa Corp (a)	6,153	61	Machinery - General Industry (1.54%)
Kforce Inc (a)	41,810	559	Altra Holdings Inc (a)	24,090	266
On Assignment Inc (a)	39,970	279	Applied Industrial Technologies Inc	29,240	637
		2,114	Chart Industries Inc (a)	18,377	296
			DXP Enterprises Inc (a)	21,430	281
			Middleby Corp (a)	17,760	800

Schedule of Investments
SmallCap Blend Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Machinery - General Industry (continued)			Medical Products (continued)
Wabtec Corp/DE	17,170 $	658	PSS World Medical Inc (a)	63,590 $	1,305
		2,938			3,046
Medical - Biomedical/Gene (3.43%)			Metal - Aluminum (0.33%)
Acorda Therapeutics Inc (a)	8,980	251	Kaiser Aluminum Corp	17,700	622
Affymax Inc (a)	12,970	272
Arqule Inc (a)	67,560	218	Metal Processors & Fabrication (0.29%)
Bio-Rad Laboratories Inc (a)	7,130	664	CIRCOR International Inc	11,040	312
Celldex Therapeutics Inc (a)	54,880	245	LB Foster Co (a)	9,180	248
Cubist Pharmaceuticals Inc (a)	41,222	845			560
Cytokinetics Inc (a)	96,404	291	Multi-Line Insurance (0.10%)
Exelixis Inc (a)	40,270	267	Unitrin Inc	9,140	198
Human Genome Sciences Inc (a)	60,877	1,611
Incyte Corp (a)	105,970	1,132	Multimedia (0.10%)
Ligand Pharmaceuticals Inc (a)	130,990	232	Journal Communications Inc	54,190	191
Vical Inc (a)	96,421	272
XOMA Ltd (a)	419,700	259	Networking Products (1.57%)
			3Com Corp (a)	297,060	2,213
		6,559
			BigBand Networks Inc (a)	44,900	141
Medical - Drugs (0.51%)			Polycom Inc (a)	28,390	637
China Sky One Medical Inc (a)	12,680	224			2,991
Orexigen Therapeutics Inc (a)	66,030	420
XenoPort Inc (a)	17,520	324	Office Supplies & Forms (0.16%)
			Ennis Inc	20,270	304
		968
Medical - Generic Drugs (0.69%)			Oil - Field Services (0.35%)
Par Pharmaceutical Cos Inc (a)	20,870	549	Hornbeck Offshore Services Inc (a)	31,130	670
Perrigo Co	17,280	765
		1,314	Oil Company - Exploration & Production (2.39%)
			Arena Resources Inc (a)	13,720	526
Medical - HMO (0.76%)			Berry Petroleum Co	25,140	681
Magellan Health Services Inc (a)	36,750	1,451	Concho Resources Inc/Midland TX (a)	16,400	736
Medical - Nursing Homes (0.41%)			Mariner Energy Inc (a)	76,710	1,108
Ensign Group Inc/The	27,274	466	Petroquest Energy Inc (a)	42,460	231
Odyssey HealthCare Inc (a)	21,290	313	Swift Energy Co (a)	50,925	1,276
		779			4,558
Medical - Outpatient & Home Medical Care (1.33%)			Oil Field Machinery & Equipment (1.24%)
Amedisys Inc (a)	22,687	1,247	Dril-Quip Inc (a)	15,070	791
Gentiva Health Services Inc (a)	17,790	454	Lufkin Industries Inc	18,190	1,153
LHC Group Inc (a)	27,170	837	T-3 Energy Services Inc (a)	19,120	431
		2,538			2,375
Medical Instruments (0.22%)			Oil Refining & Marketing (0.26%)
Genomic Health Inc (a)	24,980	413	CVR Energy Inc (a)	62,330	500

Medical Laboratory & Testing Service (0.40%)			Paper & Related Products (0.20%)
ICON PLC ADR (a)	31,120	773	Glatfelter	28,360	391

Medical Products (1.60%)			Pharmacy Services (0.97%)
American Medical Systems Holdings Inc (a)	67,290	1,292	Catalyst Health Solutions Inc (a)	42,110	1,656
Orthofix International NV (a)	14,920	449	SXC Health Solutions Corp (a)	4,040	191
					1,847

Schedule of Investments
SmallCap Blend Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Physical Therapy & Rehabilitation Centers (0.66%)			REITS - Shopping Centers (0.77%)
Psychiatric Solutions Inc (a)	18,730 $	413	Inland Real Estate Corp	79,330 $	669
RehabCare Group Inc (a)	29,110	846	Saul Centers Inc	15,020	535
		1,259	Urstadt Biddle Properties Inc	18,049	271
Private Corrections (0.46%)					1,475
Cornell Cos Inc (a)	41,594	873	REITS - Single Tenant (0.13%)
			Getty Realty Corp	11,810	255
Property & Casualty Insurance (0.29%)
OneBeacon Insurance Group Ltd	14,530	189	Rental - Auto & Equipment (0.66%)
Tower Group Inc	16,800	371	Aaron's Inc	26,850	748
		560	Rent-A-Center Inc/TX (a)	25,680	514
Publishing - Books (0.21%)					1,262
Scholastic Corp	13,340	399	Research & Development (0.96%)
			Parexel International Corp (a)	95,180	1,841
Recreational Vehicles (0.31%)
Polaris Industries Inc	13,430	594	Retail - Apparel & Shoe (1.79%)
			Dress Barn Inc (a)	55,300	1,302
Reinsurance (2.36%)			HOT Topic Inc (a)	118,430	681
Argo Group International Holdings Ltd	23,530	629	JOS A Bank Clothiers Inc (a)	8,760	367
Aspen Insurance Holdings Ltd	39,980	1,065	Stage Stores Inc	38,960	503
Flagstone Reinsurance Holdings Ltd	33,120	347	Wet Seal Inc/The (a)	168,051	563
Max Capital Group Ltd	34,020	766			3,416
Platinum Underwriters Holdings Ltd	34,470	1,250
Validus Holdings Ltd	16,690	442	Retail - Automobile (0.29%)
		4,499	Asbury Automotive Group Inc (a)	50,190	556
REITS - Apartments (0.37%)			Retail - Bookstore (0.33%)
Essex Property Trust Inc	8,760	698	Barnes & Noble Inc	36,000	629

REITS - Diversified (0.73%)			Retail - Convenience Store (0.18%)
PS Business Parks Inc	8,020	384	Pantry Inc/The (a)	24,940	336
Washington Real Estate Investment Trust	38,430	1,006
		1,390	Retail - Fabric Store (0.62%)
			Jo-Ann Stores Inc (a)	33,600	1,177
REITS - Healthcare (0.14%)
Universal Health Realty Income Trust	7,820	260	Retail - Gardening Products (0.31%)
			Tractor Supply Co	11,680	590
REITS - Mortgage (1.53%)
Capstead Mortgage Corp	28,690	381	Retail - Hair Salons (0.27%)
Chimera Investment Corp	190,039	745	Regis Corp	32,200	513
MFA Mortgage Investments Inc	195,850	1,442
NorthStar Realty Finance Corp	77,400	351	Retail - Home Furnishings (0.08%)
		2,919	Pier 1 Imports Inc (a)	29,210	149

REITS - Office Property (1.06%)			Retail - Pawn Shops (0.43%)
Alexandria Real Estate Equities Inc	17,320	1,035	Cash America International Inc	21,860	822
BioMed Realty Trust Inc	36,600	533
Kilroy Realty Corp	16,040	463	Retail - Perfume & Cosmetics (0.33%)
		2,031	Sally Beauty Holdings Inc (a)	74,560	622
REITS - Regional Malls (0.40%)
			Retail - Petroleum Products (0.41%)
CBL & Associates Properties Inc	77,130	771
			World Fuel Services Corp	32,360	778

Schedule of Investments
SmallCap Blend Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Restaurants (1.91%)			Theaters (0.20%)
Bob Evans Farms Inc	22,130 $	618	National CineMedia Inc	25,430 $	381
DineEquity Inc (a)	13,200	300
Einstein Noah Restaurant Group Inc (a)	14,485	171	Therapeutics (0.65%)
PF Chang's China Bistro Inc (a)	21,610	834	Alexza Pharmaceuticals Inc (a)	89,435	233
Ruby Tuesday Inc (a)	94,390	652	Cornerstone Therapeutics Inc (a)	28,636	147
Texas Roadhouse Inc (a)	91,870	1,068	Dyax Corp (a)	82,270	277
		3,643	Vivus Inc (a)	69,260	585
					1,242
Retail - Sporting Goods (0.17%)
Big 5 Sporting Goods Corp	22,820	333	Transactional Software (0.68%)
			ACI Worldwide Inc (a)	22,810	365
Savings & Loans - Thrifts (0.79%)			ArcSight Inc (a)	39,430	937
ESSA Bancorp Inc	22,980	272			1,302
Flushing Financial Corp	30,738	376	Transport - Air Freight (0.53%)
OceanFirst Financial Corp	23,130	240	Atlas Air Worldwide Holdings Inc (a)	27,820	1,020
Provident Financial Services Inc	28,510	325
United Financial Bancorp Inc	21,900	288	Transport - Equipment & Leasing (0.18%)
		1,501	TAL International Group Inc	24,180	341
Schools (0.77%)
			Transport - Services (0.50%)
American Public Education Inc (a)	19,380	739
			HUB Group Inc (a)	39,920	962
Corinthian Colleges Inc (a)	18,960	266
Grand Canyon Education Inc (a)	23,080	461	Transport - Truck (0.66%)
		1,466	Heartland Express Inc	72,170	1,003
Semiconductor Component - Integrated Circuits (0.56%)			Marten Transport Ltd (a)	15,120	266
Hittite Microwave Corp (a)	21,990	818			1,269
Micrel Inc	33,990	254	Web Portals (0.51%)
		1,072	Earthlink Inc	119,540	969
Semiconductor Equipment (0.71%)
Cabot Microelectronics Corp (a)	21,290	749	Wire & Cable Products (0.18%)
Entegris Inc (a)	165,990	604	Fushi Copperweld Inc (a)	37,354	344
		1,353	Wireless Equipment (0.38%)
Steel - Producers (0.09%)			InterDigital Inc (a)	29,590	734
Schnitzer Steel Industries Inc	4,220	171	TOTAL COMMON STOCKS	$ 185,736

Telecommunication Equipment (0.47%)				Principal
Anaren Inc (a)	16,740	215		Amount	Value
				(000's)	(000's)
Arris Group Inc (a)	46,160	463
Symmetricom Inc (a)	42,770	218	REPURCHASE AGREEMENTS (2.80%)
		896	Diversified Banking Institutions (2.80%)
			Investment in Joint Trading Account; Bank
Telecommunication Equipment - Fiber Optics (0.13%)			of America Repurchase Agreement; 0.10%
Oplink Communications Inc (a)	16,410	244	dated 01/29/10 maturing 02/01/10
			(collateralized by Sovereign Agency
			Issues; $1,626,000; 0.00% - 5.00%; dated
Telecommunication Services (1.40%)			04/01/10 - 01/27/20)	$ 1,594 $	1,594
Consolidated Communications Holdings Inc	47,290	810	Investment in Joint Trading Account; Credit
MasTec Inc (a)	29,180	359	Suisse Repurchase Agreement; 0.10%
Neutral Tandem Inc (a)	16,020	248	dated 01/29/10 maturing 02/01/10
Premiere Global Services Inc (a)	59,930	484	(collateralized by US Treasury Note;
SAVVIS Inc (a)	48,800	768	$838,000; 0.88%; dated 03/31/11)	822	822
		2,669

		Schedule of Investments
		SmallCap Blend Fund
		January 31, 2010 (unaudited)

	Principal
	Amount	Value
	(000's)	(000's)
REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.11% dated 01/29/10 maturing 02/01/10
(collateralized by Sovereign Agency
Issues; $1,491,000; 0.00% - 4.75%; dated
02/15/10 - 12/10/15)	$ 1,462 $	1,462
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.11% dated 01/29/10 maturing 02/01/10
(collateralized by Sovereign Agency
Issues; $1,491,000; 1.13% - 3.15%; dated
12/15/11 - 01/22/15)	1,462	1,462
		5,340
TOTAL REPURCHASE AGREEMENTS	$ 5,340
Total Investments	$ 191,076
Liabilities in Excess of Other Assets, Net - (0.07)%		(133)
TOTAL NET ASSETS - 100.00%	$ 190,943

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 30,735
Unrealized Depreciation		(11,084)
Net Unrealized Appreciation (Depreciation)		19,651
Cost for federal income tax purposes		171,425
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		23.50%
Financial		21.62%
Industrial		14.74%
Consumer, Cyclical		13.07%
Technology		9.33%
Communications		7.57%
Energy		4.24%
Utilities		3.22%
Basic Materials		2.78%
Liabilities in Excess of Other Assets, Net		(0.07%)
TOTAL NET ASSETS		100.00%
Other Assets Summary (unaudited)
Asset Type		Percent
Futures		1.04%

Schedule of Investments
SmallCap Blend Fund
January 31, 2010 (unaudited)

Futures Contracts
				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)
Russell 2000 Mini; March 2010	Buy	33	$ 1,973	$ 1,983	$ 10
All dollar amounts are shown in thousands (000's)

Schedule of Investments
SmallCap Growth Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (97.58%)			COMMON STOCKS (continued)
Aerospace & Defense (1.45%)			Commercial Services - Finance (continued)
Esterline Technologies Corp (a)	51,854 $	1,958	Global Cash Access Holdings Inc (a)	219,620 $	1,779
Teledyne Technologies Inc (a)	38,405	1,431	TNS Inc (a)	88,960	2,037
		3,389			5,520
Aerospace & Defense Equipment (0.70%)			Computer Services (1.10%)
Triumph Group Inc	32,319	1,646	SYKES Enterprises Inc (a)	79,840	1,915
			Syntel Inc	20,000	672
Apparel Manufacturers (1.68%)					2,587
Carter's Inc (a)	88,000	2,276
True Religion Apparel Inc (a)	85,862	1,658	Computer Software (0.32%)
		3,934	Double-Take Software Inc (a)	74,370	759
Applications Software (1.39%)			Computers - Integrated Systems (1.18%)
Progress Software Corp (a)	60,500	1,702	NCI Inc (a)	44,900	1,338
Quest Software Inc (a)	90,590	1,560	Super Micro Computer Inc (a)	115,000	1,423
		3,262			2,761
Auto/Truck Parts & Equipment - Original (0.57%)			Computers - Memory Devices (0.29%)
Wonder Auto Technology Inc (a)	132,872	1,333	Isilon Systems Inc (a)	109,200	676

Auto/Truck Parts & Equipment - Replacement (0.31%)			Consulting Services (1.26%)
ATC Technology Corp/IL (a)	32,820	718	ICF International Inc (a)	26,333	616
			Towers Watson & Co	53,630	2,340
Beverages - Wine & Spirits (0.42%)					2,956
Central European Distribution Corp (a)	30,376	974
			Consumer Products - Miscellaneous (1.01%)
Building - Maintenance & Service (0.46%)			Tupperware Brands Corp	55,800	2,369
ABM Industries Inc	56,000	1,087
			Containers - Metal & Glass (0.31%)
Cellular Telecommunications (0.82%)			Bway Holding Co (a)	42,600	727
Syniverse Holdings Inc (a)	114,270	1,921
			Containers - Paper & Plastic (0.51%)
Chemicals - Specialty (1.27%)			Rock-Tenn Co	27,780	1,186
NewMarket Corp	22,310	2,013
Stepan Co	16,500	965	Cosmetics & Toiletries (0.61%)
		2,978	Chattem Inc (a)	15,327	1,432
Circuit Boards (0.73%)			Data Processing & Management (0.86%)
Multi-Fineline Electronix Inc (a)	40,630	970	Pegasystems Inc	60,740	2,020
Park Electrochemical Corp	28,000	735
		1,705	Diagnostic Equipment (0.98%)
			Immucor Inc (a)	124,081	2,302
Commercial Banks (1.33%)
Bank of the Ozarks Inc	43,498	1,289	Diagnostic Kits (0.86%)
Signature Bank/New York NY (a)	52,500	1,815	Inverness Medical Innovations Inc (a)	50,168	2,025
		3,104
Commercial Services (1.65%)			Disposable Medical Products (0.65%)
Healthcare Services Group Inc	74,830	1,534	Merit Medical Systems Inc (a)	85,880	1,531
Steiner Leisure Ltd (a)	41,233	1,642	Distribution & Wholesale (0.41%)
Team Inc (a)	39,000	696	Brightpoint Inc (a)	163,450	955
		3,872
Commercial Services - Finance (2.36%)			Diversified Manufacturing Operations (1.62%)
Coinstar Inc (a)	65,950	1,704	AZZ Inc	42,670	1,283

Schedule of Investments
SmallCap Growth Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diversified Manufacturing Operations			Human Resources (1.34%)
(continued)			Emergency Medical Services Corp (a)	37,090 $	1,947
ESCO Technologies Inc	56,000 $	1,831	Kenexa Corp (a)	14,794	147
Koppers Holdings Inc	24,284	678	Kforce Inc (a)	78,000	1,043
		3,792			3,137
Electronic Components - Miscellaneous (1.40%)			Internet Application Software (0.92%)
Benchmark Electronics Inc (a)	88,400	1,611	Art Technology Group Inc (a)	256,974	1,151
CTS Corp	53,261	405	S1 Corp (a)	168,000	1,005
OSI Systems Inc (a)	48,000	1,271			2,156
		3,287
			Internet Infrastructure Software (0.34%)
Electronic Components - Semiconductors (3.90%)			TIBCO Software Inc (a)	88,000	788
IXYS Corp (a)	56,780	395
Kopin Corp (a)	136,500	561	Internet Security (1.01%)
Microsemi Corp (a)	132,241	1,976	Blue Coat Systems Inc (a)	96,000	2,366
PMC - Sierra Inc (a)	185,760	1,477
Silicon Laboratories Inc (a)	46,060	1,945	Internet Telephony (0.92%)
Skyworks Solutions Inc (a)	218,724	2,776	j2 Global Communications Inc (a)	104,620	2,149
		9,130
			Intimate Apparel (1.03%)
Engineering - Research & Development Services (1.20%)			Warnaco Group Inc/The (a)	62,557	2,422
EMCOR Group Inc (a)	69,777	1,679
Exponent Inc (a)	42,219	1,136	Investment Management & Advisory Services (0.26%)
		2,815	Calamos Asset Management Inc	47,000	609

Enterprise Software & Services (3.57%)			Lasers - Systems & Components (0.57%)
Informatica Corp (a)	93,662	2,219	Rofin-Sinar Technologies Inc (a)	60,529	1,325
JDA Software Group Inc (a)	83,742	2,195
Mantech International Corp (a)	40,480	1,939	Leisure & Recreation Products (0.57%)
MicroStrategy Inc (a)	21,490	2,014	WMS Industries Inc (a)	36,013	1,335
		8,367
Environmental Consulting & Engineering (0.89%)			Machinery - General Industry (1.42%)
Tetra Tech Inc (a)	91,614	2,074	Applied Industrial Technologies Inc	59,870	1,305
			Chart Industries Inc (a)	22,768	367
E-Services - Consulting (0.27%)			Middleby Corp (a)	36,447	1,643
Perficient Inc (a)	64,000	621			3,315
			Medical - Biomedical/Gene (6.71%)
Finance - Investment Banker & Broker (1.51%)			Acorda Therapeutics Inc (a)	41,000	1,147
KBW Inc (a)	77,800	2,066	Affymax Inc (a)	32,300	678
Knight Capital Group Inc (a)	93,634	1,465	Arqule Inc (a)	149,850	484
		3,531	ARYx Therapeutics Inc (a)	200,000	528
Food - Miscellaneous/Diversified (1.71%)			Bio-Rad Laboratories Inc (a)	15,896	1,481
American Italian Pasta Co (a)	60,800	2,083	Celldex Therapeutics Inc (a)	106,000	473
Diamond Foods Inc	53,300	1,915	Cubist Pharmaceuticals Inc (a)	92,399	1,893
		3,998	Cytokinetics Inc (a)	175,322	530
Footwear & Related Apparel (0.84%)			Exelixis Inc (a)	155,420	1,031
Steven Madden Ltd (a)	49,080	1,970	Human Genome Sciences Inc (a)	133,636	3,537
			Incyte Corp (a)	187,763	2,005
Home Furnishings (1.12%)			Ligand Pharmaceuticals Inc (a)	307,750	545
Tempur-Pedic International Inc (a)	105,470	2,625	Nanosphere Inc (a)	88,000	483
			Vical Inc (a)	174,143	491

Schedule of Investments
SmallCap Growth Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)			Oil Field Machinery & Equipment (continued)
XOMA Ltd (a)	662,110 $	408	T-3 Energy Services Inc (a)	23,590 $	532
		15,714			4,248
Medical - Drugs (1.03%)			Pharmacy Services (1.66%)
Idenix Pharmaceuticals Inc (a)	253,000	708	BioScrip Inc (a)	86,096	626
Orexigen Therapeutics Inc (a)	168,854	1,074	Catalyst Health Solutions Inc (a)	71,256	2,802
XenoPort Inc (a)	33,497	619	SXC Health Solutions Corp (a)	9,700	457
		2,401			3,885
Medical - Generic Drugs (0.54%)			Physical Therapy & Rehabilitation Centers (1.42%)
Perrigo Co	28,500	1,262	Healthsouth Corp (a)	85,195	1,534
			RehabCare Group Inc (a)	61,340	1,783
Medical - Nursing Homes (0.27%)					3,317
Odyssey HealthCare Inc (a)	43,000	631
			Private Corrections (0.60%)
Medical - Outpatient & Home Medical Care (2.21%)			Geo Group Inc/The (a)	75,592	1,398
Amedisys Inc (a)	42,092	2,313
Gentiva Health Services Inc (a)	44,000	1,124	Recreational Vehicles (0.57%)
LHC Group Inc (a)	56,706	1,746	Polaris Industries Inc	30,400	1,344
		5,183	REITS - Diversified (0.69%)
Medical Instruments (0.21%)			Digital Realty Trust Inc	33,607	1,613
Genomic Health Inc (a)	29,289	484
			REITS - Office Property (0.29%)
Medical Laboratory & Testing Service (0.69%)			Alexandria Real Estate Equities Inc	11,500	687
ICON PLC ADR (a)	65,160	1,619
			REITS - Shopping Centers (0.39%)
Medical Products (3.47%)			Saul Centers Inc	25,300	902
American Medical Systems Holdings Inc (a)	130,240	2,501
Haemonetics Corp (a)	41,400	2,344	Research & Development (1.12%)
Orthofix International NV (a)	34,860	1,050	Parexel International Corp (a)	135,647	2,623
PSS World Medical Inc (a)	108,380	2,224
			Retail - Apparel & Shoe (2.67%)
		8,119
			Cato Corp/The	39,000	797
Metal Processors & Fabrication (0.29%)			Dress Barn Inc (a)	87,200	2,053
Dynamic Materials Corp	41,300	678	Finish Line Inc/The	187,770	2,082
			HOT Topic Inc (a)	210,360	1,210
Networking Products (1.50%)			Rue21 Inc (a)	4,020	113
3Com Corp (a)	306,000	2,280			6,255
BigBand Networks Inc (a)	110,220	346
Polycom Inc (a)	39,000	875	Retail - Bookstore (0.48%)
		3,501	Barnes & Noble Inc	64,000	1,119

Oil Company - Exploration & Production (2.39%)			Retail - Gardening Products (0.47%)
Arena Resources Inc (a)	45,660	1,751	Tractor Supply Co	22,000	1,110
Berry Petroleum Co	37,530	1,016
Concho Resources Inc/Midland TX (a)	24,750	1,111	Retail - Restaurants (2.51%)
Mariner Energy Inc (a)	91,086	1,316	DineEquity Inc (a)	79,790	1,814
Petroquest Energy Inc (a)	75,000	408	PF Chang's China Bistro Inc (a)	52,540	2,028
		5,602	Texas Roadhouse Inc (a)	175,150	2,037
					5,879
Oil Field Machinery & Equipment (1.81%)
Dril-Quip Inc (a)	35,650	1,871	Retail - Sporting Goods (0.36%)
Lufkin Industries Inc	29,100	1,845	Big 5 Sporting Goods Corp	57,080	834

Schedule of Investments
SmallCap Growth Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Schools (1.28%)			Wireless Equipment (0.95%)
American Public Education Inc (a)	38,710 $	1,476	InterDigital Inc (a)	89,510 $	2,219
Corinthian Colleges Inc (a)	46,000	644	TOTAL COMMON STOCKS	$ 228,478
Grand Canyon Education Inc (a)	44,018	879		Principal
		2,999		Amount	Value
Semiconductor Component - Integrated Circuits (0.66%)				(000's)	(000's)
Hittite Microwave Corp (a)	41,640	1,548	REPURCHASE AGREEMENTS (1.80%)
			Diversified Banking Institutions (1.80%)
Semiconductor Equipment (0.63%)			Investment in Joint Trading Account; Bank
Cabot Microelectronics Corp (a)	41,700	1,466	of America Repurchase Agreement; 0.10%
			dated 01/29/10 maturing 02/01/10
Steel - Producers (0.18%)			(collateralized by Sovereign Agency
			Issues; $1,279,000; 0.00% - 5.00%; dated
Schnitzer Steel Industries Inc	10,300	417	04/01/10 - 01/27/20)	$ 1,254 $	1,254
			Investment in Joint Trading Account; Credit
Telecommunication Equipment (0.20%)			Suisse Repurchase Agreement; 0.10%
Anaren Inc (a)	36,720	471	dated 01/29/10 maturing 02/01/10
			(collateralized by US Treasury Note;
Telecommunication Equipment - Fiber Optics (0.29%)			$659,000; 0.88%; dated 03/31/11)	646	646
Oplink Communications Inc (a)	46,240	687	Investment in Joint Trading Account;
			Deutsche Bank Repurchase Agreement;
Telecommunication Services (2.11%)			0.11% dated 01/29/10 maturing 02/01/10
MasTec Inc (a)	118,663	1,458	(collateralized by Sovereign Agency
			Issues; $1,174,000; 0.00% - 4.75%; dated
Neutral Tandem Inc (a)	50,860	786	02/15/10 - 12/10/15)	1,151	1,151
Premiere Global Services Inc (a)	134,046	1,083	Investment in Joint Trading Account;
SAVVIS Inc (a)	102,010	1,606	Morgan Stanley Repurchase Agreement;
		4,933	0.11% dated 01/29/10 maturing 02/01/10
			(collateralized by Sovereign Agency
Theaters (0.41%)			Issues; $1,174,000; 1.13% - 3.15%; dated
National CineMedia Inc	64,000	959	12/15/11 - 01/22/15)	1,150	1,150
					4,201
Therapeutics (1.17%)
			TOTAL REPURCHASE AGREEMENTS	$ 4,201
Alexza Pharmaceuticals Inc (a)	221,601	576
Cornerstone Therapeutics Inc (a)	70,282	361	Total Investments	$ 232,679
Dyax Corp (a)	168,370	567	Other Assets in Excess of Liabilities, Net - 0.62%		1,458
Vivus Inc (a)	147,058	1,243	TOTAL NET ASSETS - 100.00%	$ 234,137
		2,747

Transactional Software (1.14%)			(a) Non-Income Producing Security
ACI Worldwide Inc (a)	52,020	833
ArcSight Inc (a)	77,430	1,839	Unrealized Appreciation (Depreciation)
		2,672	The net federal income tax unrealized appreciation (depreciation) and federal tax cost
			of investments held by the fund as of the period end were as follows:
Transport - Services (0.51%)
HUB Group Inc (a)	50,000	1,205	Unrealized Appreciation	$ 39,615
			Unrealized Depreciation		(12,772)
Transport - Truck (1.02%)
			Net Unrealized Appreciation (Depreciation)		26,843
Heartland Express Inc	127,000	1,764
			Cost for federal income tax purposes		205,836
Marten Transport Ltd (a)	35,110	618	All dollar amounts are shown in thousands (000's)
		2,382
Vitamins & Nutrition Products (0.78%)
Herbalife Ltd	46,960	1,824

	Schedule of Investments
	SmallCap Growth Fund
	January 31, 2010 (unaudited)
Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	36.48%
Technology	15.05%
Consumer, Cyclical	14.00%
Industrial	12.61%
Communications	9.32%
Financial	6.26%
Energy	4.21%
Basic Materials	1.45%
Other Assets in Excess of Liabilities, Net	0.62%
TOTAL NET ASSETS	100.00%
Other Assets Summary (unaudited)
Asset Type	Percent
Futures	1.03%

	Futures Contracts
				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)
Russell 2000 Mini; March 2010	Buy	40	$ 2,391	$ 2,404	$ 13
All dollar amounts are shown in thousands (000's)

Schedule of Investments
SmallCap Growth Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (94.84%)			COMMON STOCKS (continued)
Advanced Materials & Products (0.41%)			Apparel Manufacturers (continued)
Hexcel Corp (a)	188,499 $	2,073	G-III Apparel Group Ltd (a)	1,401 $	24
Metabolix Inc (a)	6,890	69	Maidenform Brands Inc (a)	5,811	87
		2,142	Oxford Industries Inc	2,655	47
Advertising Sales (0.40%)			True Religion Apparel Inc (a)	5,201	101
Lamar Advertising Co (a)	73,903	2,114	Under Armour Inc (a)	6,797	173
			Volcom Inc (a)	3,873	61
Advertising Services (0.01%)					3,177
inVentiv Health Inc (a)	3,442	53	Applications Software (0.63%)
			Actuate Corp (a)	13,776	69
Aerospace & Defense (0.58%)
			American Reprographics Co (a)	9,917	70
Aerovironment Inc (a)	2,366	81
			China Information Security Technology Inc	7,161	35
Cubic Corp	3,315	129	(a)
Esterline Technologies Corp (a)	2,047	77	China TransInfo Technology Corp (a)	2,666	17
National Presto Industries Inc	853	98	Deltek Inc (a)	5,357	40
Teledyne Technologies Inc (a)	2,508	93	Ebix Inc (a)	4,644	67
TransDigm Group Inc	53,259	2,571	EPIQ Systems Inc (a)	6,671	80
		3,049	Nuance Communications Inc (a)	181,034	2,719
Aerospace & Defense Equipment (0.46%)			Progress Software Corp (a)	7,108	200
AAR Corp (a)	1,014	24	Quest Software Inc (a)	1,979	34
Argon ST Inc (a)	2,052	52			3,331
Astronics Corp (a)	2,360	19	Auction House & Art Dealer (0.25%)
BE Aerospace Inc (a)	79,329	1,779	Sotheby's	57,730	1,342
GenCorp Inc (a)	10,695	60
HEICO Corp	4,117	175	Audio & Video Products (0.46%)
Kaman Corp	4,692	117	DTS Inc/CA (a)	3,096	88
LMI Aerospace Inc (a)	1,329	17	Harman International Industries Inc	59,310	2,108
Orbital Sciences Corp (a)	10,056	159	TiVo Inc (a)	19,586	177
		2,402	Universal Electronics Inc (a)	3,133	74
Agricultural Chemicals (0.01%)					2,447
China Green Agriculture Inc (a)	3,254	47	Auto - Medium & Heavy Duty Trucks (0.01%)
			Force Protection Inc (a)	14,853	76
Agricultural Operations (0.02%)
Cadiz Inc (a)	4,092	49	Auto Repair Centers (0.02%)
Tejon Ranch Co (a)	1,933	59	Monro Muffler Brake Inc	2,974	102
		108
			Auto/Truck Parts & Equipment - Original (0.37%)
Airlines (0.71%)			China Automotive Systems Inc (a)	1,329	22
AirTran Holdings Inc (a)	23,980	115	Fuel Systems Solutions Inc (a)	2,439	87
Allegiant Travel Co (a)	62,533	3,202	Westport Innovations Inc (a)	142,806	1,771
Hawaiian Holdings Inc (a)	10,957	65	Wonder Auto Technology Inc (a)	5,535	55
Republic Airways Holdings Inc (a)	2,112	10			1,935
UAL Corp (a)	28,013	343
		3,735	Auto/Truck Parts & Equipment - Replacement (0.02%)
			ATC Technology Corp/IL (a)	3,115	68
Alternative Waste Tech (0.34%)			Dorman Products Inc (a)	564	9
Calgon Carbon Corp (a)	125,058	1,675	Standard Motor Products Inc (a)	3,004	23
Darling International Inc (a)	16,561	129			100
		1,804
			Batteries & Battery Systems (0.03%)
Apparel Manufacturers (0.60%)			Advanced Battery Technologies Inc (a)	17,106	63
Carter's Inc (a)	103,779	2,684

Schedule of Investments
SmallCap Growth Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Batteries & Battery Systems (continued)			Chemicals - Diversified (0.41%)
EnerSys (a)	4,258 $	83	Olin Corp	2,256 $	37
		146	Solutia Inc (a)	154,043	2,118
Beverages - Non-Alcoholic (0.02%)					2,155
Coca-Cola Bottling Co Consolidated	1,294	65	Chemicals - Plastics (0.01%)
National Beverage Corp	1,697	20	PolyOne Corp (a)	5,066	38
		85
			Chemicals - Specialty (0.13%)
Brewery (0.22%)			Balchem Corp	5,589	108
Boston Beer Co Inc (a)	25,737	1,180	Hawkins Inc	2,540	52
Broadcasting Services & Programming (0.42%)			NewMarket Corp	2,044	185
DG FastChannel Inc (a)	78,032	2,126	Omnova Solutions Inc (a)	13,508	77
World Wrestling Entertainment Inc	5,213	84	Stepan Co	1,366	80
		2,210	WR Grace & Co (a)	4,324	103
			Zep Inc	4,378	97
Building - Heavy Construction (0.03%)					702
Granite Construction Inc	1,424	44
Orion Marine Group Inc (a)	5,680	107	Circuit Boards (0.03%)
Sterling Construction Co Inc (a)	300	6	DDi Corp (a)	679	3
		157	Multi-Fineline Electronix Inc (a)	3,028	72
			Park Electrochemical Corp	2,689	71
Building - Maintenance & Service (0.05%)					146
ABM Industries Inc	3,200	62
Rollins Inc	9,311	183	Coal (0.03%)
		245	Cloud Peak Energy Inc (a)	3,863	52
			James River Coal Co (a)	5,689	89
Building & Construction - Miscellaneous (0.02%)			Westmoreland Coal Co (a)	674	7
MYR Group Inc/Delaware (a)	5,308	84			148
Building & Construction Products -			Coffee (1.63%)
Miscellaneous (0.34%)			Green Mountain Coffee Roasters Inc (a)	84,904	7,202
Quanex Building Products Corp	4,692	76	Peet's Coffee & Tea Inc (a)	41,899	1,370
Simpson Manufacturing Co Inc	68,951	1,700			8,572
		1,776
			Commercial Banks (0.53%)
Building Products - Air & Heating (0.02%)			Ames National Corp	861	16
AAON Inc	3,844	79	Arrow Financial Corp	1,779	46
			Bank of Marin Bancorp	1,248	40
Building Products - Doors & Windows (0.00%)
Apogee Enterprises Inc	558	8	Bank of the Ozarks Inc	265	8
			Bridge Bancorp Inc	1,572	37
Cable/Satellite TV (0.00%)			Bryn Mawr Bank Corp	330	5
LodgeNet Interactive Corp (a)	4,251	23	Cardinal Financial Corp	4,126	38
			Cathay General Bancorp	8,116	78
Casino Hotels (0.01%)			Citizens Holding Co	301	6
Ameristar Casinos Inc	4,560	68	City Holding Co	447	14
			CNB Financial Corp/PA	1,259	19
Casino Services (0.10%)			First Financial Bankshares Inc	2,257	120
Bally Technologies Inc (a)	11,181	443	First of Long Island Corp/The	260	6
Shuffle Master Inc (a)	11,011	98	Great Southern Bancorp Inc	701	16
		541	Hancock Holding Co	1,166	48
Cellular Telecommunications (0.03%)			Orrstown Financial Services Inc	743	23
Syniverse Holdings Inc (a)	10,113	170	Park National Corp	196	11
			Peapack Gladstone Financial Corp	15	-

Schedule of Investments
SmallCap Growth Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Commercial Banks (continued)			Commercial Services - Finance (continued)
Penns Woods Bancorp Inc	674 $	21	Wright Express Corp (a)	7,904 $	232
PrivateBancorp Inc	113,538	1,544			3,239
Republic Bancorp Inc/KY	241	4	Communications Software (0.39%)
Signature Bank/New York NY (a)	6,580	228	Digi International Inc (a)	2,694	26
Southside Bancshares Inc	909	18	DivX Inc (a)	6,264	35
Suffolk Bancorp	2,002	54	Seachange International Inc (a)	5,073	33
SVB Financial Group (a)	1,185	51	Smith Micro Software Inc (a)	8,749	68
SY Bancorp Inc	1,424	30	SolarWinds Inc (a)	98,237	1,908
Texas Capital Bancshares Inc (a)	1,030	17			2,070
Tompkins Financial Corp	940	37
Trustco Bank Corp NY	8,831	53	Computer Aided Design (0.06%)
Westamerica Bancorporation	3,307	184	Parametric Technology Corp (a)	20,652	342
Wilshire Bancorp Inc	320	3	Computer Data Security (0.01%)
		2,775	Fortinet Inc (a)	2,836	49
Commercial Services (0.78%)
Arbitron Inc	4,718	119	Computer Services (0.98%)
CoStar Group Inc (a)	3,540	143	CACI International Inc (a)	1,051	50
DynCorp International Inc (a)	1,075	13	Computer Task Group Inc (a)	2,960	21
Healthcare Services Group Inc	7,716	158	iGate Corp	6,998	71
HMS Holdings Corp (a)	68,144	3,073	Insight Enterprises Inc (a)	1,823	21
ICT Group Inc (a)	2,293	36	LivePerson Inc (a)	293,752	1,862
Live Nation Entertainment Inc (a)	9,899	114	Manhattan Associates Inc (a)	4,748	100
Medifast Inc (a)	3,995	67	SRA International Inc (a)	3,647	63
National Research Corp	511	10	SYKES Enterprises Inc (a)	81,521	1,955
Pre-Paid Legal Services Inc (a)	1,511	60	Syntel Inc	2,650	89
Providence Service Corp/The (a)	3,252	42	Unisys Corp (a)	728	21
Standard Parking Corp (a)	434	7	VanceInfo Technologies Inc ADR (a)	56,080	899
Steiner Leisure Ltd (a)	1,476	59	Virtusa Corp (a)	3,025	27
Team Inc (a)	3,795	68			5,179
TeleTech Holdings Inc (a)	6,687	127	Computer Software (0.06%)
		4,096	Accelrys Inc (a)	8,401	48
Commercial Services - Finance (0.61%)			Avid Technology Inc (a)	1,745	22
Advance America Cash Advance Centers Inc	12,694	61	Blackbaud Inc	9,030	201
Asset Acceptance Capital Corp (a)	1,707	10	Double-Take Software Inc (a)	4,826	49
Cardtronics Inc (a)	3,115	34	Global Defense Technology & Systems Inc (a)	692	10
CBIZ Inc (a)	9,306	68			330
Coinstar Inc (a)	5,380	139	Computers (0.05%)
Deluxe Corp	5,904	110	Palm Inc (a)	26,048	271
Dollar Financial Corp (a)	4,129	93
Euronet Worldwide Inc (a)	8,781	179	Computers - Integrated Systems (0.97%)
Global Cash Access Holdings Inc (a)	224,996	1,822	3D Systems Corp (a)	3,976	42
Heartland Payment Systems Inc	7,718	110	Cray Inc (a)	7,587	36
MoneyGram International Inc (a)	21,746	65	Jack Henry & Associates Inc	17,269	379
Net 1 UEPS Technologies Inc (a)	6,402	115	Maxwell Technologies Inc (a)	61,691	901
QC Holdings Inc	1,053	7	MICROS Systems Inc (a)	52,847	1,510
Rewards Network Inc	654	8	MTS Systems Corp	548	14
Riskmetrics Group Inc (a)	3,920	67	Netscout Systems Inc (a)	4,408	62
TNS Inc (a)	5,192	119	PAR Technology Corp (a)	1,763	10
			Radiant Systems Inc (a)	5,657	65

Schedule of Investments
SmallCap Growth Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Computers - Integrated Systems (continued)			Cosmetics & Toiletries (0.41%)
Radisys Corp (a)	7,192 $	54	Bare Escentuals Inc (a)	13,334 $	242
Riverbed Technology Inc (a)	83,997	1,883	Chattem Inc (a)	3,687	344
Stratasys Inc (a)	3,604	83	Elizabeth Arden Inc (a)	97,931	1,520
Super Micro Computer Inc (a)	4,807	60	Inter Parfums Inc	828	11
		5,099	Revlon Inc (a)	2,837	44
Computers - Memory Devices (0.28%)					2,161
Imation Corp (a)	777	7	Data Processing & Management (0.13%)
Netezza Corp (a)	8,404	76	Acxiom Corp (a)	11,456	176
Quantum Corp (a)	44,025	113	CommVault Systems Inc (a)	8,576	182
STEC Inc (a)	5,173	72	CSG Systems International Inc (a)	4,328	84
Xyratex Ltd (a)	89,200	1,223	FalconStor Software Inc (a)	10,593	37
		1,491	infoGROUP Inc (a)	5,735	44
Computers - Peripheral Equipment (0.05%)			Innodata Isogen Inc (a)	6,601	34
Compellent Technologies Inc (a)	2,997	59	Pegasystems Inc	3,092	103
Synaptics Inc (a)	7,185	182			660
		241	Decision Support Software (0.02%)
Consulting Services (0.29%)			Interactive Intelligence Inc (a)	3,889	67
Advisory Board Co/The (a)	2,762	89	QAD Inc	3,866	21
Corporate Executive Board Co	6,075	141			88
CRA International Inc (a)	2,852	74	Dental Supplies & Equipment (1.59%)
Diamond Management & Technology			Align Technology Inc (a)	218,796	4,102
Consultants Inc	6,902	51	Sirona Dental Systems Inc (a)	133,503	4,295
Forrester Research Inc (a)	3,216	87			8,397
Franklin Covey Co (a)	3,268	17
Gartner Inc (a)	12,208	261	Diagnostic Equipment (0.09%)
Hackett Group Inc/The (a)	5,935	14	Affymetrix Inc (a)	12,854	68
Hill International Inc (a)	6,794	40	Cepheid Inc (a)	10,325	152
Huron Consulting Group Inc (a)	3,836	91	Home Diagnostics Inc (a)	1,046	6
ICF International Inc (a)	2,712	64	Immucor Inc (a)	14,789	274
MAXIMUS Inc	2,858	137			500
Navigant Consulting Inc (a)	10,595	144	Diagnostic Kits (0.55%)
Towers Watson & Co	7,413	323	Meridian Bioscience Inc	8,506	170
		1,533	OraSure Technologies Inc (a)	13,233	68
			QIAGEN NV (a)	118,523	2,579
Consumer Products - Miscellaneous (0.35%)
Blyth Inc	140	4	Quidel Corp (a)	5,407	72
Tupperware Brands Corp	42,244	1,794			2,889
WD-40 Co	2,312	71	Direct Marketing (0.01%)
		1,869	APAC Customer Services Inc (a)	7,833	41

Containers - Metal & Glass (0.03%)			Disposable Medical Products (0.05%)
Bway Holding Co (a)	202	3	ICU Medical Inc (a)	2,265	79
Silgan Holdings Inc	2,850	148	Medical Action Industries Inc (a)	3,453	47
		151	Merit Medical Systems Inc (a)	5,862	104
Containers - Paper & Plastic (0.07%)			Utah Medical Products Inc	989	28
AEP Industries Inc (a)	1,542	54			258
Rock-Tenn Co	6,820	291	Distribution & Wholesale (0.77%)
		345	Beacon Roofing Supply Inc (a)	7,933	133
			BMP Sunstone Corp (a)	9,099	49

Schedule of Investments
SmallCap Growth Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Distribution & Wholesale (continued)			E-Commerce - Products (continued)
Brightpoint Inc (a)	10,480 $	61	Shutterfly Inc (a)	906 $	14
Chindex International Inc (a)	3,757	47	Stamps.com Inc (a)	3,367	30
Core-Mark Holding Co Inc (a)	820	25	US Auto Parts Network Inc (a)	340	2
FGX International Holdings Ltd (a)	2,992	59			511
Fossil Inc (a)	9,628	314	E-Commerce - Services (0.75%)
Houston Wire & Cable Co	2,392	29	Ancestry.com Inc (a)	82,447	1,144
LKQ Corp (a)	138,343	2,594	Internet Brands Inc (a)	4,450	35
MWI Veterinary Supply Inc (a)	2,261	85	NetFlix Inc (a)	44,671	2,781
Owens & Minor Inc	6,996	281			3,960
Pool Corp	4,645	85
Scansource Inc (a)	474	13	Educational Software (0.05%)
School Specialty Inc (a)	2,038	45	Blackboard Inc (a)	6,521	257
Watsco Inc	5,187	249	Electric - Distribution (0.01%)
		4,069	EnerNOC Inc (a)	2,500	78
Diversified Manufacturing Operations (0.61%)
Actuant Corp	130,484	2,188	Electric - Integrated (0.01%)
Acuity Brands Inc	7,027	251	Pike Electric Corp (a)	2,350	21
AZZ Inc	2,576	78	US Geothermal Inc (a)	14,931	18
Blount International Inc (a)	3,851	43			39
Colfax Corp (a)	2,086	24	Electric Products - Miscellaneous (0.47%)
ESCO Technologies Inc	5,564	182	AMETEK Inc	60,793	2,215
GP Strategies Corp (a)	3,029	22	GrafTech International Ltd (a)	9,908	124
Koppers Holdings Inc	2,624	73	Graham Corp	2,042	32
LSB Industries Inc (a)	5,258	69	Harbin Electric Inc (a)	4,634	79
Matthews International Corp	5,423	184	SmartHeat Inc (a)	2,766	32
Raven Industries Inc	3,399	97			2,482
		3,211
			Electronic Components - Miscellaneous (0.26%)
Diversified Minerals (0.01%)			Benchmark Electronics Inc (a)	2,292	42
AMCOL International Corp	1,625	41	CTS Corp	466	4
United States Lime & Minerals Inc (a)	442	17	Daktronics Inc	8,982	70
		58	LaBarge Inc (a)	3,027	33
Diversified Operations (0.00%)			Methode Electronics Inc	96,718	1,063
Primoris Services Corp	2,511	20	OSI Systems Inc (a)	2,561	68
			Plexus Corp (a)	2,768	94
Diversified Operations & Commercial Services (0.04%)					1,374
Chemed Corp	4,742	220	Electronic Components - Semiconductors (4.00%)
Drug Delivery Systems (0.24%)			Amkor Technology Inc (a)	22,886	130
Alkermes Inc (a)	16,843	184	Applied Micro Circuits Corp (a)	11,744	86
BioDelivery Sciences International Inc (a)	3,132	11	Cavium Networks Inc (a)	6,461	140
Depomed Inc (a)	15,783	45	Ceva Inc (a)	5,179	62
Matrixx Initiatives Inc (a)	2,912	14	Cree Inc (a)	70,439	3,938
Nektar Therapeutics (a)	90,395	1,032	Diodes Inc (a)	7,034	117
		1,286	Fairchild Semiconductor International Inc (a)	296,094	2,659
			GT Solar International Inc (a)	9,701	56
E-Commerce - Products (0.10%)			IXYS Corp (a)	6,064	42
Blue Nile Inc (a)	2,596	134	Kopin Corp (a)	14,130	58
MercadoLibre Inc (a)	5,321	203	Lattice Semiconductor Corp (a)	2,687	7
NutriSystem Inc	6,303	128	Mellanox Technologies Ltd (a)	121,606	2,234

Schedule of Investments
SmallCap Growth Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Components - Semiconductors			Enterprise Software & Services (continued)
(continued)			Ariba Inc (a)	15,571 $	196
Microsemi Corp (a)	16,997 $	254	Concur Technologies Inc (a)	8,195	325
Microtune Inc (a)	9,437	21	Informatica Corp (a)	128,520	3,045
MIPS Technologies Inc (a)	13,871	54	JDA Software Group Inc (a)	4,898	128
Monolithic Power Systems Inc (a)	47,171	973	Lawson Software Inc (a)	11,534	70
Netlogic Microsystems Inc (a)	94,911	3,888	Mantech International Corp (a)	3,110	149
Omnivision Technologies Inc (a)	80,698	1,041	MedAssets Inc (a)	108,565	2,197
ON Semiconductor Corp (a)	352,319	2,540	MicroStrategy Inc (a)	1,865	175
Semtech Corp (a)	12,782	191	Omnicell Inc (a)	4,822	58
Skyworks Solutions Inc (a)	190,655	2,419	PROS Holdings Inc (a)	5,876	47
Volterra Semiconductor Corp (a)	4,742	92	RightNow Technologies Inc (a)	56,791	908
Zoran Corp (a)	8,163	90	Sybase Inc (a)	101,608	4,132
		21,092	SYNNEX Corp (a)	1,191	31
Electronic Design Automation (0.49%)			Taleo Corp (a)	129,342	2,627
Cadence Design Systems Inc (a)	445,123	2,586	Tyler Technologies Inc (a)	5,568	104
			Ultimate Software Group Inc (a)	5,017	150
Electronic Measurement Instruments (0.05%)					14,496
Analogic Corp	1,740	69
Badger Meter Inc	3,143	119	Environmental Consulting & Engineering (0.06%)
FARO Technologies Inc (a)	2,696	49	Tetra Tech Inc (a)	12,789	290
MEMSIC Inc (a)	380	1	Environmental Monitoring & Detection (0.02%)
RAE Systems Inc (a)	12,511	10	Mine Safety Appliances Co	5,237	126
		248
Electronic Security Devices (0.04%)			E-Services - Consulting (0.09%)
American Science & Engineering Inc	1,933	150	GSI Commerce Inc (a)	6,246	142
Taser International Inc (a)	11,032	62	Perficient Inc (a)	1,913	18
		212	Saba Software Inc (a)	7,575	37
			Sapient Corp (a)	17,380	135
E-Marketing & Information (0.09%)			Websense Inc (a)	7,891	146
comScore Inc (a)	4,440	60
					478
Constant Contact Inc (a)	4,270	75
Digital River Inc (a)	6,340	160	Filtration & Separation Products (0.04%)
ValueClick Inc (a)	17,920	166	CLARCOR Inc	4,009	130
		461	PMFG Inc (a)	4,030	61
			Polypore International Inc (a)	2,196	30
Energy - Alternate Sources (0.03%)					221
Clean Energy Fuels Corp (a)	6,349	106
Syntroleum Corp (a)	19,441	44	Finance - Auto Loans (0.02%)
		150	Credit Acceptance Corp (a)	1,708	91

Engineering - Research & Development Services (0.07%)			Finance - Consumer Loans (0.03%)
EMCOR Group Inc (a)	4,387	105	Nelnet Inc	1,784	30
ENGlobal Corp (a)	5,389	16	Portfolio Recovery Associates Inc (a)	3,081	140
Exponent Inc (a)	2,891	78			170
Michael Baker Corp (a)	1,400	55
Stanley Inc (a)	2,435	64	Finance - Investment Banker & Broker (1.77%)
			Broadpoint Gleacher Securities Inc (a)	16,019	65
VSE Corp	998	51
			Diamond Hill Investment Group Inc	600	35
		369
			Duff & Phelps Corp	4,992	81
Enterprise Software & Services (2.75%)			Evercore Partners Inc - Class A	1,300	39
Advent Software Inc (a)	3,148	119	GFI Group Inc	13,034	64
American Software Inc/Georgia	6,305	35	Greenhill & Co Inc	29,349	2,283

Schedule of Investments
SmallCap Growth Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Finance - Investment Banker & Broker			Food - Retail (continued)
(continued)			Weis Markets Inc	623 $	22
International Assets Holding Corp (a)	1,273 $	19			131
JMP Group Inc	426	3
KBW Inc (a)	84,686	2,249	Food - Wholesale & Distribution (0.05%)
Knight Capital Group Inc (a)	9,488	148	Calavo Growers Inc	3,207	54
optionsXpress Holdings Inc	8,487	122	United Natural Foods Inc (a)	8,649	234
Stifel Financial Corp (a)	80,765	4,224			288
SWS Group Inc	512	6	Footwear & Related Apparel (2.11%)
TradeStation Group Inc (a)	2,638	19	CROCS Inc (a)	423,442	3,112
		9,357	Deckers Outdoor Corp (a)	2,692	264
Finance - Leasing Company (0.01%)			Skechers U.S.A. Inc (a)	108,052	3,032
Financial Federal Corp	2,865	78	Steven Madden Ltd (a)	108,687	4,363
			Timberland Co/The (a)	5,737	99
Finance - Other Services (0.02%)			Wolverine World Wide Inc	10,095	267
BGC Partners Inc	6,707	27			11,137
MarketAxess Holdings Inc	6,373	87	Forestry (0.04%)
		114	Deltic Timber Corp	1,468	66
Financial Guarantee Insurance (0.01%)			Potlatch Corp	4,196	129
Assured Guaranty Ltd	2,716	62			195
			Gambling (Non-Hotel) (0.01%)
Firearms & Ammunition (0.02%)
			Dover Downs Gaming & Entertainment Inc	4,356	15
Smith & Wesson Holding Corp (a)	18,320	73
			Isle of Capri Casinos Inc (a)	4,779	39
Sturm Ruger & Co Inc	5,486	57
					54
		130
			Gas - Distribution (0.03%)
Fisheries (0.00%)
			New Jersey Resources Corp	2,102	77
HQ Sustainable Maritime Industries Inc (a)	3,049	21
			Piedmont Natural Gas Co Inc	1,404	36
Food - Canned (0.46%)			South Jersey Industries Inc	1,064	41
TreeHouse Foods Inc (a)	63,169	2,447			154
			Gold Mining (0.02%)
Food - Confectionery (0.02%)			Allied Nevada Gold Corp (a)	8,193	104
Tootsie Roll Industries Inc	4,304	112
			Hazardous Waste Disposal (0.06%)
Food - Dairy Products (0.01%)			American Ecology Corp	3,234	51
American Dairy Inc (a)	3,011	70	Clean Harbors Inc (a)	3,630	208
Food - Miscellaneous/Diversified (0.72%)			EnergySolutions Inc	2,140	18
American Italian Pasta Co (a)	3,000	103	Perma-Fix Environmental Services (a)	16,648	31
B&G Foods Inc	2,543	23			308
Cal-Maine Foods Inc	2,727	89	Health Care Cost Containment (0.02%)
Diamond Foods Inc	85,270	3,063	Corvel Corp (a)	2,173	66
J&J Snack Foods Corp	2,852	119	Transcend Services Inc (a)	1,930	36
Lancaster Colony Corp	3,866	211			102
Lance Inc	4,945	110	Heart Monitors (0.00%)
Overhill Farms Inc (a)	4,875	21	Cardiac Science Corp (a)	533	1
Zhongpin Inc (a)(b)	4,851	59
		3,798	Home Furnishings (1.41%)
Food - Retail (0.02%)			Tempur-Pedic International Inc (a)	299,044	7,443
Ruddick Corp	2,370	67
Village Super Market Inc	1,591	42

Schedule of Investments
SmallCap Growth Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Hotels & Motels (0.39%)			Internet Application Software (continued)
Orient-Express Hotels Ltd (a)	213,026 $	2,079	S1 Corp (a)	10,889 $	65
					7,735
Human Resources (3.26%)
Administaff Inc	4,475	102	Internet Connectivity Services (0.05%)
AMN Healthcare Services Inc (a)	6,850	60	AboveNet Inc (a)	2,971	174
Cross Country Healthcare Inc (a)	822	8	Cogent Communications Group Inc (a)	7,897	87
Emergency Medical Services Corp (a)	130,454	6,850	PC-Tel Inc (a)	711	4
Kenexa Corp (a)	6,940	69			265
Kforce Inc (a)	78,867	1,055	Internet Content - Entertainment (0.01%)
On Assignment Inc (a)	1,066	7	Limelight Networks Inc (a)	10,125	35
Resources Connection Inc (a)	99,623	1,779
SuccessFactors Inc (a)	309,596	5,046	Internet Content - Information & News (0.49%)
TrueBlue Inc (a)	153,805	2,232	Archipelago Learning Inc (a)	54,440	972
		17,208	Dice Holdings Inc (a)	4,850	28
			Health Grades Inc (a)	7,324	32
Identification Systems - Development (0.04%)			Knot Inc/The (a)	162,658	1,489
Checkpoint Systems Inc (a)	2,862	46	LoopNet Inc (a)	6,205	58
Cogent Inc (a)	8,935	92	Travelzoo Inc (a)	1,705	18
L-1 Identity Solutions Inc (a)	10,437	78			2,597
		216
			Internet Financial Services (0.00%)
Industrial Audio & Video Products (0.02%)			Online Resources Corp (a)	5,150	25
China Security & Surveillance Technology
Inc (a)	10,905	79	Internet Incubators (0.00%)
SRS Labs Inc (a)	3,575	25	ModusLink Global Solutions Inc (a)	773	8
		104
Industrial Automation & Robots (0.08%)			Internet Infrastructure Software (2.42%)
Cognex Corp	2,213	36	AsiaInfo Holdings Inc (a)	112,929	2,699
Intermec Inc (a)	12,992	173	F5 Networks Inc (a)	146,386	7,236
iRobot Corp (a)	3,462	55	TeleCommunication Systems Inc (a)	8,322	73
Nordson Corp	2,409	136	TIBCO Software Inc (a)	309,626	2,774
		400			12,782
Instruments - Controls (0.05%)			Internet Security (0.54%)
Woodward Governor Co	10,307	262	Blue Coat Systems Inc (a)	109,085	2,689
			SonicWALL Inc (a)	1,208	9
Instruments - Scientific (0.09%)			Sourcefire Inc (a)	4,560	95
Dionex Corp (a)	3,713	259	VASCO Data Security International Inc (a)	6,416	51
FEI Co (a)	7,217	150			2,844
Varian Inc (a)	1,390	72	Internet Telephony (0.03%)
		481	j2 Global Communications Inc (a)	8,440	173
Insurance Brokers (0.02%)
eHealth Inc (a)	4,690	85	Intimate Apparel (0.07%)
Life Partners Holdings Inc	2,265	45	Warnaco Group Inc/The (a)	9,398	364
		130
			Investment Companies (0.00%)
Internet Application Software (1.47%)			Main Street Capital Corp	1,367	19
Art Technology Group Inc (a)	26,086	117
Cybersource Corp (a)	262,978	4,754	Investment Management & Advisory Services (0.75%)
DealerTrack Holdings Inc (a)	148,969	2,677	Affiliated Managers Group Inc (a)	35,504	2,151
eResearchTechnology Inc (a)	13,118	81	Artio Global Investors Inc	1,565	38
Lionbridge Technologies Inc (a)	17,684	41	Cohen & Steers Inc	77,785	1,582

Schedule of Investments
SmallCap Growth Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Investment Management & Advisory Services			Marine Services (0.18%)
(continued)			Aegean Marine Petroleum Network Inc	27,500 $	855
Epoch Holding Corp	3,417 $	31	Great Lakes Dredge & Dock Corp	11,478	68
GAMCO Investors Inc	1,301	53			923
Pzena Investment Management Inc (a)	2,372	17
US Global Investors Inc	3,466	33	Medical - Biomedical/Gene (4.72%)
Westwood Holdings Group Inc	1,542	56	Acorda Therapeutics Inc (a)	6,775	190
		3,961	Affymax Inc (a)	3,653	77
			Alexion Pharmaceuticals Inc (a)	111,277	5,160
Lasers - Systems & Components (0.03%)			Alnylam Pharmaceuticals Inc (a)	6,418	108
Cymer Inc (a)	600	19	AMAG Pharmaceuticals Inc (a)	3,032	133
II-VI Inc (a)	3,583	96	American Oriental Bioengineering Inc (a)	6,882	28
Rofin-Sinar Technologies Inc (a)	2,681	58	Arena Pharmaceuticals Inc (a)	16,506	52
		173	Arqule Inc (a)	6,890	22
Leisure & Recreation Products (0.26%)			BioCryst Pharmaceuticals Inc (a)	7,550	52
WMS Industries Inc (a)	37,263	1,382	Bio-Rad Laboratories Inc (a)	22,810	2,125
			Cambrex Corp (a)	8,341	45
Life & Health Insurance (0.01%)			Cell Therapeutics Inc (a)	102,376	114
FBL Financial Group Inc	1,683	30	Cubist Pharmaceuticals Inc (a)	12,100	248
			Curis Inc (a)	19,616	40
Lighting Products & Systems (0.01%)
Universal Display Corp (a)	5,207	59	Cytokinetics Inc (a)	13,467	41
			Emergent Biosolutions Inc (a)	5,026	72
Linen Supply & Related Items (0.01%)			Enzo Biochem Inc (a)	7,553	36
Unifirst Corp/MA	822	41	Enzon Pharmaceuticals Inc (a)	9,511	95
			Exelixis Inc (a)	22,352	148
Machinery - Construction & Mining (0.62%)			Facet Biotech Corp (a)	1,361	21
Bucyrus International Inc	62,553	3,277	Halozyme Therapeutics Inc (a)	12,056	65
			Harvard Bioscience Inc (a)	7,175	25
Machinery - Electrical (0.70%)			Human Genome Sciences Inc (a)	232,067	6,143
Baldor Electric Co	94,293	2,327	Idera Pharmaceuticals Inc (a)	6,662	32
Regal-Beloit Corp	28,990	1,374	Illumina Inc (a)	43,240	1,586
		3,701	Immunogen Inc (a)	11,980	84
Machinery - Farm (0.02%)			Immunomedics Inc (a)	20,121	67
Lindsay Corp	2,081	84	Incyte Corp (a)	105,064	1,122
			Insmed Inc (a)	38,516	32
Machinery - General Industry (1.11%)			InterMune Inc (a)	61,456	959
Altra Holdings Inc (a)	1,054	12	Ligand Pharmaceuticals Inc (a)	34,918	62
Chart Industries Inc (a)	5,327	86	Martek Biosciences Corp (a)	1,829	39
Gardner Denver Inc	51,091	2,036	Medicines Co/The (a)	6,635	55
IDEX Corp	70,470	1,989	Micromet Inc (a)	10,222	79
Middleby Corp (a)	3,464	156	Momenta Pharmaceuticals Inc (a)	6,995	102
Robbins & Myers Inc	604	13	Nanosphere Inc (a)	3,944	22
Tennant Co	64,246	1,537	Novavax Inc (a)	22,079	48
		5,829	NPS Pharmaceuticals Inc (a)	14,641	50
Machinery - Print Trade (0.00%)			PDL BioPharma Inc	25,086	161
Duoyuan Printing Inc (a)	848	7	Protalix BioTherapeutics Inc (a)	103,474	709
			Regeneron Pharmaceuticals Inc (a)	48,835	1,302
Machinery Tools & Related Products (0.39%)			Repligen Corp (a)	9,458	33
K-Tron International Inc (a)	344	51	RTI Biologics Inc (a)	5,963	19
Lincoln Electric Holdings Inc	41,552	2,029	Sangamo Biosciences Inc (a)	13,641	75
		2,080	Seattle Genetics Inc (a)	80,467	830

Schedule of Investments
SmallCap Growth Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)			Medical - Hospitals (0.01%)
SuperGen Inc (a)	11,653 $	32	Select Medical Holdings Corp (a)	3,105 $	31
United Therapeutics Corp (a)	38,342	2,284
Zymogenetics Inc (a)	11,540	65	Medical - Nursing Homes (0.03%)
		24,889	Ensign Group Inc/The	3,388	58
			Odyssey HealthCare Inc (a)	5,042	74
Medical - Drugs (2.05%)					132
Adolor Corp (a)	7,681	12
Akorn Inc (a)	17,379	28	Medical - Outpatient & Home Medical Care (0.46%)
Auxilium Pharmaceuticals Inc (a)	9,711	273	Air Methods Corp (a)	2,278	70
Biodel Inc (a)	4,357	18	Allied Healthcare International Inc (a)	2,299	6
China Sky One Medical Inc (a)	3,213	57	Amedisys Inc (a)	5,420	298
Cumberland Pharmaceuticals Inc (a)	114,737	1,363	America Service Group Inc	2,545	39
Durect Corp (a)	26,735	58	Continucare Corp (a)	7,749	37
Hi-Tech Pharmacal Co Inc (a)	599	13	Gentiva Health Services Inc (a)	2,375	61
Infinity Pharmaceuticals Inc (a)	2,528	15	LHC Group Inc (a)	61,632	1,898
Javelin Pharmaceuticals Inc (a)	16,296	20	NovaMed Inc (a)	3,684	15
KV Pharmaceutical Co (a)	5,762	20			2,424
Lannett Co Inc (a)	3,112	18	Medical Imaging Systems (0.28%)
MAP Pharmaceuticals Inc (a)	56,073	842	Given Imaging Ltd	95,199	1,391
Medicis Pharmaceutical Corp	96,166	2,222	IRIS International Inc (a)	5,526	57
Medivation Inc (a)	27,825	926	Merge Healthcare Inc (a)	10,592	28
MiddleBrook Pharmaceuticals Inc (a)	11,219	6			1,476
NeurogesX Inc (a)	3,181	22	Medical Information Systems (0.64%)
Opko Health Inc (a)	13,471	23	AMICAS Inc (a)	8,161	44
Optimer Pharmaceuticals Inc (a)	5,102	63	athenahealth Inc (a)	66,944	2,634
Orexigen Therapeutics Inc (a)	8,185	52	Computer Programs & Systems Inc	2,040	77
Pharmasset Inc (a)	49,766	1,040	Eclipsys Corp (a)	11,796	197
PharMerica Corp (a)	6,400	104	Medidata Solutions Inc (a)	1,819	30
Rigel Pharmaceuticals Inc (a)	8,878	73	Phase Forward Inc (a)	7,685	112
Salix Pharmaceuticals Ltd (a)	103,962	3,042	Quality Systems Inc	4,949	255
Santarus Inc (a)	15,972	76			3,349
Savient Pharmaceuticals Inc (a)	11,869	152
Sciclone Pharmaceuticals Inc (a)	11,010	29	Medical Instruments (2.25%)
SIGA Technologies Inc (a)	9,380	59	Abaxis Inc (a)	4,597	111
Synta Pharmaceuticals Corp (a)	5,038	21	Angiodynamics Inc (a)	2,129	34
Viropharma Inc (a)	4,771	47	Bovie Medical Corp (a)	5,245	36
XenoPort Inc (a)	5,313	98	Bruker BioSciences Corp (a)	10,265	126
		10,792	Conceptus Inc (a)	6,407	124
			CryoLife Inc (a)	7,989	50
Medical - Generic Drugs (0.42%)			Delcath Systems Inc (a)	9,971	43
Caraco Pharmaceutical Laboratories Ltd (a)	1,132	6	DexCom Inc (a)	8,183	74
Impax Laboratories Inc (a)	166,137	2,209	Endologix Inc (a)	14,878	68
		2,215	Genomic Health Inc (a)	51,887	858
Medical - HMO (0.62%)			Integra LifeSciences Holdings Corp (a)	3,953	152
AMERIGROUP Corp (a)	11,104	283	Kensey Nash Corp (a)	2,530	61
Centene Corp (a)	4,897	94	Natus Medical Inc (a)	4,360	59
Magellan Health Services Inc (a)	73,109	2,886	NuVasive Inc (a)	62,373	1,722
Metropolitan Health Networks Inc (a)	11,303	26	Spectranetics Corp (a)	9,913	68
Triple-S Management Corp (a)	314	5	Stereotaxis Inc (a)	9,527	39
		3,294	SurModics Inc (a)	3,235	65

Schedule of Investments
SmallCap Growth Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical Instruments (continued)			Metal Processors & Fabrication (continued)
Symmetry Medical Inc (a)	2,438 $	22	North American Galvanizing & Coating Inc	2,831 $	14
Thoratec Corp (a)	78,912	2,237	(a)
Trans1 Inc (a)	4,042	13	RBC Bearings Inc (a)	67,682	1,573
Vascular Solutions Inc (a)	4,986	40	RTI International Metals Inc (a)	44,089	1,091
Volcano Corp (a)	293,513	5,815	Worthington Industries Inc	11,202	162
Young Innovations Inc	1,185	27			2,939
		11,844	Miscellaneous Manufacturers (0.01%)
Medical Laboratory & Testing Service (0.04%)			China Fire & Security Group Inc (a)	4,318	47
Bio-Reference Labs Inc (a)	2,481	94	Portec Rail Products Inc	1,041	11
Genoptix Inc (a)	3,536	115	Trimas Corp (a)	2,805	17
		209			75
Medical Laser Systems (0.01%)			MRI - Medical Diagnostic Imaging (0.01%)
LCA-Vision Inc (a)	3,236	19	Alliance HealthCare Services Inc (a)	7,455	37
Palomar Medical Technologies Inc (a)	4,046	37	RadNet Inc (a)	8,242	18
		56	Virtual Radiologic Corp (a)	1,942	21
					76
Medical Products (1.83%)
ABIOMED Inc (a)	9,484	75	Multilevel Direct Selling (0.27%)
Accuray Inc (a)	12,217	73	Nu Skin Enterprises Inc	61,303	1,425
Alphatec Holdings Inc (a)	10,155	45
			Networking Products (1.00%)
American Medical Systems Holdings Inc (a)	156,552	3,006
			3Com Corp (a)	66,467	495
Atrion Corp	464	65
			Acme Packet Inc (a)	8,137	84
ATS Medical Inc (a)	14,605	38
			Anixter International Inc (a)	1,394	58
Cantel Medical Corp	2,776	54
			Atheros Communications Inc (a)	67,457	2,164
Cooper Cos Inc/The	44,759	1,581
			BigBand Networks Inc (a)	10,936	34
Cyberonics Inc (a)	5,738	108
			Infinera Corp (a)	14,962	103
Exactech Inc (a)	2,505	40
			Netgear Inc (a)	102,615	2,118
Greatbatch Inc (a)	2,963	58
			Polycom Inc (a)	6,951	156
Haemonetics Corp (a)	5,380	305
			Switch & Data Facilities Co Inc (a)	3,627	66
Hanger Orthopedic Group Inc (a)	1,446	23
					5,278
Invacare Corp	2,631	66
Luminex Corp (a)	7,380	100	Non-Hazardous Waste Disposal (0.00%)
NxStage Medical Inc (a)	7,088	57	Waste Services Inc (a)	634	6
Orthofix International NV (a)	3,590	108
Orthovita Inc (a)	20,376	74	Office Furnishings - Original (0.10%)
PSS World Medical Inc (a)	12,465	256	Herman Miller Inc	9,587	162
Rockwell Medical Technologies Inc (a)	5,255	37	HNI Corp	6,938	174
Synovis Life Technologies Inc (a)	3,552	45	Interface Inc	10,307	84
TomoTherapy Inc (a)	6,748	27	Knoll Inc	9,984	112
West Pharmaceutical Services Inc	6,878	250			532
Wright Medical Group Inc (a)	7,984	143	Oil - Field Services (1.67%)
Zoll Medical Corp (a)	108,270	3,014	Cal Dive International Inc (a)	3,216	23
		9,648	CARBO Ceramics Inc	41,636	2,745
			Core Laboratories NV	3,204	375
Medical Sterilization Products (0.06%)
STERIS Corp	12,274	320	Matrix Service Co (a)	2,385	24
			Oceaneering International Inc (a)	27,964	1,529
Metal Processors & Fabrication (0.56%)			RPC Inc	5,804	72
Ampco-Pittsburgh Corp	1,313	34	Superior Energy Services Inc (a)	81,998	1,883
Dynamic Materials Corp	3,960	65	Tetra Technologies Inc (a)	8,299	87

Schedule of Investments
SmallCap Growth Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil - Field Services (continued)			Paper & Related Products (continued)
Willbros Group Inc (a)	136,355 $	2,085	Wausau Paper Corp (a)	5,011 $	44
		8,823			1,781
Oil & Gas Drilling (0.23%)			Patient Monitoring Equipment (0.39%)
Atlas Energy Inc (a)	6,723	203	Insulet Corp (a)	6,272	86
Hercules Offshore Inc (a)	3,743	15	Masimo Corp (a)	68,494	1,901
Pioneer Drilling Co (a)	126,666	1,007	Somanetics Corp (a)	3,711	59
		1,225			2,046
Oil Company - Exploration & Production (3.47%)			Pharmacy Services (0.38%)
Apco Oil and Gas International Inc	2,812	57	BioScrip Inc (a)	8,142	59
Approach Resources Inc (a)	1,250	10	Catalyst Health Solutions Inc (a)	7,699	303
Arena Resources Inc (a)	7,876	302	Clarient Inc (a)	9,212	21
ATP Oil & Gas Corp (a)	2,533	37	SXC Health Solutions Corp (a)	33,950	1,600
BPZ Resources Inc (a)	13,160	78			1,983
Brigham Exploration Co (a)	320,519	4,180	Physical Therapy & Rehabilitation Centers (0.12%)
Cabot Oil & Gas Corp	46,216	1,769	Healthsouth Corp (a)	19,591	353
Carrizo Oil & Gas Inc (a)	4,971	119	Psychiatric Solutions Inc (a)	6,797	150
Concho Resources Inc/Midland TX (a)	38,780	1,740	RehabCare Group Inc (a)	4,089	119
Contango Oil & Gas Co (a)	2,365	115	US Physical Therapy Inc (a)	1,644	25
Endeavour International Corp (a)	33,086	30			647
EXCO Resources Inc	79,778	1,399
McMoRan Exploration Co (a)	13,533	206	Physician Practice Management (1.40%)
Northern Oil and Gas Inc (a)	6,373	70	American Dental Partners Inc (a)	1,684	21
Panhandle Oil and Gas Inc	2,204	51	Healthways Inc (a)	498	9
Rex Energy Corp (a)	142,889	1,770	IPC The Hospitalist Co Inc (a)	118,154	4,016
Rosetta Resources Inc (a)	96,667	1,988	Mednax Inc (a)	58,619	3,333
St Mary Land & Exploration Co	49,579	1,589			7,379
Vaalco Energy Inc (a)	933	4	Platinum (0.00%)
W&T Offshore Inc	5,749	51	Stillwater Mining Co (a)	1,698	17
Whiting Petroleum Corp (a)	40,915	2,723
		18,288	Poultry (0.04%)
			Sanderson Farms Inc	4,093	191
Oil Field Machinery & Equipment (0.73%)
Bolt Technology Corp (a)	812	8	Power Converter & Supply Equipment (0.04%)
Complete Production Services Inc (a)	182,226	2,283	Advanced Energy Industries Inc (a)	4,616	60
Dril-Quip Inc (a)	26,092	1,370	Energy Conversion Devices Inc (a)	6,888	63
Gulf Island Fabrication Inc	179	3	Powell Industries Inc (a)	2,395	70
Lufkin Industries Inc	2,716	172	Power-One Inc (a)	2,299	7
Natural Gas Services Group Inc (a)	319	5	PowerSecure International Inc (a)	1,518	10
		3,841	Vicor Corp (a)	2,377	21
Oil Refining & Marketing (0.00%)					231
Alon USA Energy Inc	202	1	Printing - Commercial (1.39%)
CVR Energy Inc (a)	441	4	Cenveo Inc (a)	11,368	82
		5	Multi-Color Corp	2,894	34
Paper & Related Products (0.34%)			Valassis Communications Inc (a)	8,084	169
Boise Inc (a)	4,268	22	VistaPrint NV (a)	125,967	7,056
Clearwater Paper Corp (a)	302	15			7,341
Orchids Paper Products Co (a)	1,683	31	Private Corrections (0.03%)
Schweitzer-Mauduit International Inc	22,179	1,669	Geo Group Inc/The (a)	8,718	161

Schedule of Investments
SmallCap Growth Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Property & Casualty Insurance (0.06%)			REITS - Shopping Centers (0.05%)
American Safety Insurance Holdings Ltd (a)	241 $	3	Acadia Realty Trust	2,823 $	45
Amtrust Financial Services Inc	965	12	Saul Centers Inc	1,227	44
First Mercury Financial Corp	2,109	28	Tanger Factory Outlet Centers	4,263	163
Hallmark Financial Services (a)	289	2			252
RLI Corp	1,560	80	REITS - Single Tenant (0.02%)
Safety Insurance Group Inc	507	18	Alexander's Inc (a)	226	66
Tower Group Inc	7,212	159	Getty Realty Corp	2,144	46
Universal Insurance Holdings Inc	2,526	15			112
		317
			REITS - Warehouse & Industrial (0.02%)
Protection - Safety (0.01%)			EastGroup Properties Inc	3,088	118
Landauer Inc	1,178	70
			Rental - Auto & Equipment (0.04%)
Publishing - Newspapers (0.01%)			Avis Budget Group Inc (a)	12,600	136
Dolan Media Co (a)	6,148	61	McGrath Rentcorp	1,009	21
			RSC Holdings Inc (a)	8,736	63
Publishing - Periodicals (0.00%)
Primedia Inc	452	1			220
			Research & Development (0.05%)
Recreational Vehicles (0.05%)			Kendle International Inc (a)	965	19
Polaris Industries Inc	6,283	278	Parexel International Corp (a)	12,081	234
					253
Recycling (0.19%)
Metalico Inc (a)	202,144	997	Resorts & Theme Parks (0.16%)
			Great Wolf Resorts Inc (a)	361,560	835
REITS - Apartments (0.03%)
Mid-America Apartment Communities Inc	2,836	133	Respiratory Products (0.43%)
			ResMed Inc (a)	44,160	2,258
REITS - Diversified (0.03%)
DuPont Fabros Technology Inc	4,320	72	Retail - Apparel & Shoe (2.47%)
PS Business Parks Inc	1,169	56	Aeropostale Inc (a)	66,482	2,187
Washington Real Estate Investment Trust	1,991	52	Buckle Inc/The	4,176	127
		180	Cato Corp/The	5,677	116
			Chico's FAS Inc	195,276	2,494
REITS - Healthcare (0.03%)			Childrens Place Retail Stores Inc/The (a)	4,532	144
LTC Properties Inc	763	19	Collective Brands Inc (a)	5,732	113
National Health Investors Inc	407	14	Destination Maternity Corp (a)	1,451	35
Omega Healthcare Investors Inc	3,071	57	Dress Barn Inc (a)	2,658	62
Universal Health Realty Income Trust	1,826	61	DSW Inc (a)	76,442	1,842
		151	Finish Line Inc/The	7,113	79
REITS - Manufactured Homes (0.03%)			Gymboree Corp (a)	4,749	185
Equity Lifestyle Properties Inc	3,159	153	HOT Topic Inc (a)	8,671	50
UMH Properties Inc	678	5	J Crew Group Inc (a)	126,294	4,952
		158	JOS A Bank Clothiers Inc (a)	3,755	157
REITS - Mortgage (0.00%)			Liz Claiborne Inc (a)	11,760	57
Invesco Mortgage Capital Inc	235	5	Lululemon Athletica Inc (a)	8,345	236
Pennymac Mortgage Investment Trust (a)	392	7	Men's Wearhouse Inc	835	17
		12	Rue21 Inc (a)	930	26
			Stein Mart Inc (a)	7,314	58
REITS - Office Property (0.00%)			Wet Seal Inc/The (a)	19,905	67
Government Properties Income Trust	306	7
					13,004

Schedule of Investments
SmallCap Growth Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Appliances (0.02%)			Retail - Pawn Shops (0.05%)
hhgregg Inc (a)	3,923 $	84	Ezcorp Inc (a)	9,089 $	165
			First Cash Financial Services Inc (a)	4,613	105
Retail - Automobile (0.01%)					270
America's Car-Mart Inc (a)	1,940	46
Sonic Automotive Inc (a)	2,406	23	Retail - Perfume & Cosmetics (0.84%)
		69	Sally Beauty Holdings Inc (a)	7,150	60
			Ulta Salon Cosmetics & Fragrance Inc (a)	224,382	4,353
Retail - Bookstore (0.00%)					4,413
Books-A-Million Inc	226	1
			Retail - Pet Food & Supplies (0.02%)
Retail - Building Products (0.01%)			PetMed Express Inc	4,790	88
Lumber Liquidators Holdings Inc (a)	2,964	70
			Retail - Petroleum Products (0.06%)
Retail - Computer Equipment (0.00%)			World Fuel Services Corp	12,150	292
PC Mall Inc (a)	732	4
Systemax Inc	954	16	Retail - Restaurants (1.39%)
		20	AFC Enterprises Inc (a)	647	5
			BJ's Restaurants Inc (a)	3,493	74
Retail - Convenience Store (0.04%)			Buffalo Wild Wings Inc (a)	22,605	1,058
Casey's General Stores Inc	6,253	192	California Pizza Kitchen Inc (a)	5,952	82
Pantry Inc/The (a)	804	11	Caribou Coffee Co Inc (a)	2,106	15
Susser Holdings Corp (a)	315	2	Carrols Restaurant Group Inc (a)	3,472	22
		205	CEC Entertainment Inc (a)	4,725	157
Retail - Discount (0.71%)			Cheesecake Factory Inc/The (a)	12,334	261
99 Cents Only Stores (a)	8,466	110	CKE Restaurants Inc	8,695	73
Citi Trends Inc (a)	3,012	94	Cracker Barrel Old Country Store Inc	3,419	126
Dollar Tree Inc (a)	67,079	3,322	Denny's Corp (a)	29,615	72
Fred's Inc	3,701	37	DineEquity Inc (a)	3,132	71
HSN Inc (a)	8,153	156	Domino's Pizza Inc (a)	1,067	12
		3,719	Einstein Noah Restaurant Group Inc (a)	1,362	16
Retail - Fabric Store (0.24%)			Jack in the Box Inc (a)	10,173	199
Jo-Ann Stores Inc (a)	35,374	1,239	Panera Bread Co (a)	26,453	1,889
			Papa John's International Inc (a)	3,637	86
Retail - Gardening Products (0.07%)			PF Chang's China Bistro Inc (a)	4,865	188
Tractor Supply Co	7,366	372	Sonic Corp (a)	11,406	96
			Texas Roadhouse Inc (a)	245,221	2,852
Retail - Home Furnishings (0.52%)					7,354
Kirkland's Inc (a)	176,728	2,732
			Retail - Sporting Goods (0.52%)
Retail - Jewelry (0.01%)			Big 5 Sporting Goods Corp	4,415	65
Fuqi International Inc (a)	3,769	62	Dick's Sporting Goods Inc (a)	110,789	2,478
			Hibbett Sports Inc (a)	5,864	124
Retail - Mail Order (0.00%)			Zumiez Inc (a)	5,830	74
Sport Supply Group Inc	796	9			2,741

Retail - Miscellaneous/Diversified (0.01%)			Retail - Vitamins & Nutritional Suppliments (0.21%)
Pricesmart Inc	2,848	57	Vitamin Shoppe Inc (a)	51,560	1,083

Retail - Office Supplies (0.02%)			Retirement & Aged Care (0.01%)
OfficeMax Inc (a)	9,831	127	Emeritus Corp (a)	3,530	64

Schedule of Investments
SmallCap Growth Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Rubber - Tires (0.04%)			Semiconductor Component - Integrated
Cooper Tire & Rubber Co	12,103 $	206	Circuits (continued)
			TriQuint Semiconductor Inc (a)	17,469 $	105
Satellite Telecommunications (0.05%)					2,378
DigitalGlobe Inc (a)	3,123	74	Semiconductor Equipment (2.21%)
GeoEye Inc (a)	3,130	80	Aixtron AG ADR	6,028	179
Hughes Communications Inc (a)	2,742	71	ASM International NV (a)	80,340	1,843
Loral Space & Communications Inc (a)	1,907	54	Entegris Inc (a)	230,678	840
		279	Formfactor Inc (a)	8,284	128
Savings & Loans - Thrifts (0.03%)			Kulicke & Soffa Industries Inc (a)	12,174	56
Brookline Bancorp Inc	4,420	44	Teradyne Inc (a)	219,600	2,051
Brooklyn Federal Bancorp Inc	406	4	Tessera Technologies Inc (a)	10,184	175
Cheviot Financial Corp	174	1	Ultratech Inc (a)	4,209	57
Clifton Savings Bancorp Inc	281	2	Veeco Instruments Inc (a)	198,771	6,325
Danvers Bancorp Inc	442	6			11,654
Heritage Financial Group	117	1	Steel - Producers (0.00%)
Investors Bancorp Inc (a)	1,215	14	General Steel Holdings Inc (a)	2,526	10
Kearny Financial Corp	1,084	11
Kentucky First Federal Bancorp	125	1	Steel Pipe & Tube (0.34%)
Oritani Financial Corp	2,472	33	Furmanite Corp (a)	7,558	25
Prudential Bancorp Inc of Pennsylvania	892	8	Omega Flex Inc	848	9
Roma Financial Corp	993	12	Valmont Industries Inc	25,633	1,780
United Financial Bancorp Inc	851	11			1,814
		148	Storage & Warehousing (0.01%)
Schools (1.08%)			Mobile Mini Inc (a)	2,831	40
American Public Education Inc (a)	3,233	123
Bridgepoint Education Inc (a)	4,272	62	Superconductor Production & Systems (0.06%)
Capella Education Co (a)	2,593	190	American Superconductor Corp (a)	7,738	294
ChinaCast Education Corp (a)	10,451	70
			Telecommunication Equipment (0.22%)
Corinthian Colleges Inc (a)	39,433	552	ADC Telecommunications Inc (a)	5,836	31
Grand Canyon Education Inc (a)	2,812	56	ADTRAN Inc	9,003	191
K12 Inc (a)	93,249	1,864	Anaren Inc (a)	3,965	51
Lincoln Educational Services Corp (a)	2,985	62	Applied Signal Technology Inc	4,002	71
Strayer Education Inc	12,702	2,639	Arris Group Inc (a)	19,564	197
Universal Technical Institute Inc (a)	3,519	65	Comtech Telecommunications Corp (a)	5,891	208
		5,683	CPI International Inc (a)	567	6
Seismic Data Collection (0.01%)			Plantronics Inc	9,020	238
Geokinetics Inc (a)	1,217	12	Preformed Line Products Co	625	23
ION Geophysical Corp (a)	2,453	12	ShoreTel Inc (a)	13,623	72
TGC Industries Inc (a)	3,138	12	Tekelec (a)	4,655	70
		36			1,158
Semiconductor Component - Integrated Circuits (0.45%)			Telecommunication Equipment - Fiber Optics (0.90%)
Cirrus Logic Inc (a)	13,664	93	Finisar Corp (a)	440,003	4,532
Emulex Corp (a)	16,051	180	Harmonic Inc (a)	15,347	93
Hittite Microwave Corp (a)	47,020	1,748	IPG Photonics Corp (a)	4,835	70
Micrel Inc	5,696	43	Oplink Communications Inc (a)	4,574	68
Power Integrations Inc	4,244	132			4,763
Sigma Designs Inc (a)	6,894	77
			Telecommunication Services (0.57%)
			Cbeyond Inc (a)	4,126	51

Schedule of Investments
SmallCap Growth Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Telecommunication Services (continued)			Transactional Software (continued)
Consolidated Communications Holdings Inc	3,741 $	64	VeriFone Holdings Inc (a)	99,992 $	1,779
Global Crossing Ltd (a)	4,436	62			7,289
Knology Inc (a)	3,201	35	Transport - Marine (0.36%)
MasTec Inc (a)	7,951	98	Golar LNG Ltd (a)	6,378	75
Neutral Tandem Inc (a)	7,426	115	Gulfmark Offshore Inc (a)	2,463	60
NTELOS Holdings Corp	6,833	111	Kirby Corp (a)	51,719	1,678
PAETEC Holding Corp (a)	21,878	69	Ship Finance International Ltd	5,525	80
Premiere Global Services Inc (a)	8,339	67	Teekay Tankers Ltd	3,236	28
RCN Corp (a)	6,498	64			1,921
SAVVIS Inc (a)	7,445	117
tw telecom inc (a)	136,889	2,110	Transport - Rail (0.67%)
USA Mobility Inc (a)	6,282	65	Genesee & Wyoming Inc (a)	63,676	1,876
		3,028	RailAmerica Inc (a)	129,179	1,633
					3,509
Telephone - Integrated (0.04%)
Alaska Communications Systems Group Inc	7,873	64	Transport - Services (0.03%)
Cincinnati Bell Inc (a)	11,385	33	Dynamex Inc (a)	2,122	34
HickoryTech Corp	4,016	34	HUB Group Inc (a)	3,777	91
Shenandoah Telecommunications Co	5,351	92	PHI Inc (a)	2,175	42
		223			167
Theaters (0.51%)			Transport - Truck (0.38%)
Cinemark Holdings Inc	5,200	74	Forward Air Corp	2,469	58
National CineMedia Inc	174,744	2,617	Heartland Express Inc	5,663	79
		2,691	Knight Transportation Inc	104,004	1,882
					2,019
Therapeutics (0.56%)
Allos Therapeutics Inc (a)	12,859	93	Travel Services (0.04%)
Cornerstone Therapeutics Inc (a)	2,004	10	Ambassadors Group Inc	5,791	66
Cypress Bioscience Inc (a)	11,728	61	Interval Leisure Group Inc (a)	7,634	97
Inspire Pharmaceuticals Inc (a)	12,888	71	Universal Travel Group (a)	2,763	25
Isis Pharmaceuticals Inc (a)	16,597	185			188
ISTA Pharmaceuticals Inc (a)	10,233	37	Ultra Sound Imaging Systems (0.02%)
MannKind Corp (a)	10,300	104	SonoSite Inc (a)	3,596	98
Onyx Pharmaceuticals Inc (a)	71,910	2,068
Questcor Pharmaceuticals Inc (a)	12,053	55	Veterinary Diagnostics (0.02%)
Theravance Inc (a)	9,495	104	Neogen Corp (a)	4,163	88
Vivus Inc (a)	16,863	143
			Vitamins & Nutrition Products (0.02%)
		2,931	China-Biotics Inc (a)	2,942	37
Tobacco (0.04%)			Nutraceutical International Corp (a)	211	3
Alliance One International Inc (a)	12,170	62	Schiff Nutrition International Inc	414	3
Universal Corp/VA	569	26	USANA Health Sciences Inc (a)	1,930	55
Vector Group Ltd	6,920	97			98
		185
			Water (0.01%)
Transactional Software (1.38%)			Connecticut Water Service Inc	142	3
ACI Worldwide Inc (a)	6,242	100	Consolidated Water Co Ltd	1,477	20
ArcSight Inc (a)	81,420	1,934	Pennichuck Corp	282	5
Bottomline Technologies Inc (a)	5,164	89	York Water Co	1,482	20
Longtop Financial Technologies Ltd ADR (a)	85,889	2,977			48
Solera Holdings Inc	12,389	410

Schedule of Investments
SmallCap Growth Fund I
January 31, 2010 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)
COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (continued)
Water Treatment Systems (0.01%)			Diversified Banking Institutions (continued)
Energy Recovery Inc (a)	10,338 $	63	Investment in Joint Trading Account;
			Morgan Stanley Repurchase Agreement;
Web Hosting & Design (0.08%)			0.11% dated 01/29/10 maturing 02/01/10
NIC Inc	10,386	88	(collateralized by Sovereign Agency
			Issues; $6,627,000; 1.13% - 3.15%; dated
Rackspace Hosting Inc (a)	13,683	249	12/15/11 - 01/22/15)	$ 6,497 $	6,497
Terremark Worldwide Inc (a)	10,351	85			23,725
		422
			TOTAL REPURCHASE AGREEMENTS	$ 23,725
Web Portals (0.01%)
			Total Investments	$ 523,965
Earthlink Inc	4,039	33
			Other Assets in Excess of Liabilities, Net - 0.66%		3,480

Wire & Cable Products (0.00%)			TOTAL NET ASSETS - 100.00%	$ 527,445
Lihua International Inc (a)	553	4

Wireless Equipment (2.42%)			(a) Non-Income Producing Security
Aruba Networks Inc (a)	245,215	2,548	(b) Security is Illiquid
EMS Technologies Inc (a)	3,852	49
InterDigital Inc (a)	9,155	227	Unrealized Appreciation (Depreciation)
Novatel Wireless Inc (a)	9,377	70	The net federal income tax unrealized appreciation (depreciation) and federal tax cost
			of investments held by the fund as of the period end were as follows:
RF Micro Devices Inc (a)	313,700	1,208
SBA Communications Corp (a)	257,587	8,524	Unrealized Appreciation	$ 63,300
Viasat Inc (a)	4,625	126	Unrealized Depreciation		(22,175)
		12,752	Net Unrealized Appreciation (Depreciation)		41,125
Wound, Burn & Skin Care (0.01%)			Cost for federal income tax purposes		482,840
Obagi Medical Products Inc (a)	5,320	57	All dollar amounts are shown in thousands (000's)
TOTAL COMMON STOCKS	$ 500,240
			Portfolio Summary (unaudited)
	Principal		Sector		Percent
	Amount	Value
	(000's)	(000's)	Consumer, Non-cyclical		30.78%
			Consumer, Cyclical		15.71%
REPURCHASE AGREEMENTS (4.50%)			Technology		15.59%
Diversified Banking Institutions (4.50%)			Communications		12.23%
Investment in Joint Trading Account; Bank			Industrial		9.85%
of America Repurchase Agreement; 0.10%			Financial		7.98%
dated 01/29/10 maturing 02/01/10			Energy		6.17%
			Basic Materials		0.97%
(collateralized by Sovereign Agency			Utilities		0.06%
Issues; $7,223,000; 0.00% - 5.00%; dated			Diversified		0.00%
04/01/10 - 01/27/20)	$ 7,081 $	7,081	Other Assets in Excess of Liabilities, Net		0.66%
Investment in Joint Trading Account; Credit			TOTAL NET ASSETS		100.00%
Suisse Repurchase Agreement; 0.10%
dated 01/29/10 maturing 02/01/10			Other Assets Summary (unaudited)
(collateralized by US Treasury Note;
$3,723,000; 0.88%; dated 03/31/11)	3,650	3,650	Asset Type		Percent
Investment in Joint Trading Account;			Futures		4.89%
Deutsche Bank Repurchase Agreement;
0.11% dated 01/29/10 maturing 02/01/10
(collateralized by Sovereign Agency
Issues; $6,627,000; 0.00% - 4.75%; dated
02/15/10 - 12/10/15)	6,497	6,497

Schedule of Investments
SmallCap Growth Fund I
January 31, 2010 (unaudited)

Futures Contracts
				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)
Russell 2000 Mini; March 2010	Buy	429	$ 26,998	$ 25,783	$ (1,215)
All dollar amounts are shown in thousands (000's)

Schedule of Investments
SmallCap Growth Fund II
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (97.03%)			COMMON STOCKS (continued)
Advanced Materials & Products (0.05%)			Apparel Manufacturers (continued)
Hexcel Corp (a)	10,371 $	114	Under Armour Inc (a)	4,097 $	104
Metabolix Inc (a)	4,153	41	Volcom Inc (a)	2,335	37
		155			3,065
Advertising Services (0.01%)			Applications Software (0.78%)
inVentiv Health Inc (a)	2,076	32	Actuate Corp (a)	8,304	41
			American Reprographics Co (a)	5,978	42
Aerospace & Defense (0.08%)			China Information Security Technology Inc	4,316	21
Aerovironment Inc (a)	1,426	48	(a)
Cubic Corp	1,997	78	China TransInfo Technology Corp (a)	138,637	903
Esterline Technologies Corp (a)	1,234	47	Deltek Inc (a)	3,229	24
National Presto Industries Inc	515	59	Ebix Inc (a)	101,814	1,474
Teledyne Technologies Inc (a)	1,510	56	EPIQ Systems Inc (a)	4,022	48
		288	Progress Software Corp (a)	4,291	121
Aerospace & Defense Equipment (0.11%)			Quest Software Inc (a)	1,192	21
AAR Corp (a)	611	14			2,695
Argon ST Inc (a)	1,238	31	Auction House & Art Dealer (0.04%)
Astronics Corp (a)	1,423	12	Sotheby's	6,599	153
GenCorp Inc (a)	6,462	36
HEICO Corp	2,481	106	Audio & Video Products (0.06%)
Kaman Corp	2,828	70	DTS Inc/CA (a)	1,867	53
LMI Aerospace Inc (a)	801	10	TiVo Inc (a)	11,807	106
Orbital Sciences Corp (a)	6,061	96	Universal Electronics Inc (a)	1,889	45
		375			204
Agricultural Chemicals (0.01%)			Auto - Medium & Heavy Duty Trucks (0.01%)
China Green Agriculture Inc (a)	1,962	28	Force Protection Inc (a)	8,954	46

Agricultural Operations (0.02%)			Auto Repair Centers (0.02%)
Cadiz Inc (a)	2,467	29	Monro Muffler Brake Inc	1,792	61
Tejon Ranch Co (a)	1,165	36
			Auto/Truck Parts & Equipment - Original (1.18%)
		65
			China Automotive Systems Inc (a)	798	13
Airlines (1.00%)			Fuel Systems Solutions Inc (a)	1,470	52
AirTran Holdings Inc (a)	330,166	1,591	Modine Manufacturing Co (a)	97,528	928
Allegiant Travel Co (a)	30,937	1,584	Westport Innovations Inc (a)	108,369	1,344
Hawaiian Holdings Inc (a)	6,605	39	Wonder Auto Technology Inc (a)	171,889	1,724
Republic Airways Holdings Inc (a)	1,274	6			4,061
UAL Corp (a)	16,886	207
			Auto/Truck Parts & Equipment - Replacement (0.36%)
		3,427
			ATC Technology Corp/IL (a)	1,878	41
Alternative Waste Tech (0.23%)			Dorman Products Inc (a)	340	5
Calgon Carbon Corp (a)	5,879	79	Exide Technologies (a)	151,042	1,168
Darling International Inc (a)	90,553	705	Standard Motor Products Inc (a)	1,810	14
		784			1,228
Apparel Manufacturers (0.89%)			Batteries & Battery Systems (0.01%)
Carter's Inc (a)	5,508	142	Advanced Battery Technologies Inc (a)	10,312	38
G-III Apparel Group Ltd (a)	70,732	1,232
Maidenform Brands Inc (a)	97,729	1,461	Beverages - Non-Alcoholic (0.01%)
Oxford Industries Inc	1,591	28	Coca-Cola Bottling Co Consolidated	780	39
True Religion Apparel Inc (a)	3,135	61

Schedule of Investments
SmallCap Growth Fund II
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Beverages - Non-Alcoholic (continued)			Casino Services (continued)
National Beverage Corp	1,023 $	12	Shuffle Master Inc (a)	327,372 $	2,911
		51			3,178
Brewery (0.01%)			Cellular Telecommunications (0.03%)
Boston Beer Co Inc (a)	1,067	49	Syniverse Holdings Inc (a)	6,096	102

Broadcasting Services & Programming (0.39%)			Chemicals - Diversified (0.01%)
DG FastChannel Inc (a)	41,059	1,119	Olin Corp	1,359	22
Outdoor Channel Holdings Inc (a)	32,858	166
World Wrestling Entertainment Inc	3,140	50	Chemicals - Plastics (0.01%)
		1,335	PolyOne Corp (a)	3,036	23

Building - Heavy Construction (0.03%)			Chemicals - Specialty (0.22%)
Granite Construction Inc	860	26	Balchem Corp	3,369	65
Orion Marine Group Inc (a)	3,425	65	Hawkins Inc	1,531	32
Sterling Construction Co Inc (a)	211	4	NewMarket Corp	1,232	111
		95	Omnova Solutions Inc (a)	8,143	46
Building - Maintenance & Service (0.04%)			Stepan Co	823	48
ABM Industries Inc	1,930	38	WR Grace & Co (a)	2,607	62
Rollins Inc	5,612	110	Zep Inc	17,827	395
		148			759
Building - Residential & Commercial (0.22%)			Circuit Boards (0.13%)
Hovnanian Enterprises Inc (a)	203,680	741	DDi Corp (a)	410	2
			Multi-Fineline Electronix Inc (a)	1,826	44
Building & Construction - Miscellaneous (0.30%)			Park Electrochemical Corp	15,485	406
Layne Christensen Co (a)	38,655	979			452
MYR Group Inc/Delaware (a)	3,200	51
			Coal (0.03%)
		1,030	Cloud Peak Energy Inc (a)	2,329	31
Building & Construction Products -			James River Coal Co (a)	3,430	54
Miscellaneous (0.04%)			Westmoreland Coal Co (a)	407	4
Quanex Building Products Corp	2,828	46
					89
Simpson Manufacturing Co Inc	3,169	78
		124	Coffee (0.01%)
			Peet's Coffee & Tea Inc (a)	1,405	46
Building Products - Air & Heating (0.01%)
AAON Inc	2,317	48	Commercial Banks (1.74%)
			Ames National Corp	550	10
Building Products - Doors & Windows (0.00%)			Arrow Financial Corp	1,074	28
Apogee Enterprises Inc	353	5
			Bank of Marin Bancorp	752	24
Building Products - Light Fixtures (0.26%)			Bank of the Ozarks Inc	160	5
LSI Industries Inc	147,559	879	Bridge Bancorp Inc	948	22
			Bryn Mawr Bank Corp	230	4
Cable/Satellite TV (0.00%)			Cardinal Financial Corp	2,487	23
LodgeNet Interactive Corp (a)	2,563	14	Cathay General Bancorp	4,893	47
			Citizens Holding Co	182	4
Casino Hotels (0.01%)			City Holding Co	269	8
Ameristar Casinos Inc	2,753	41	CNB Financial Corp/PA	759	11
			First Financial Bankshares Inc	1,360	72
Casino Services (0.92%)
			First of Long Island Corp/The	157	4
Bally Technologies Inc (a)	6,739	267
			Great Southern Bancorp Inc	423	9
			Hancock Holding Co	703	29

Schedule of Investments
SmallCap Growth Fund II
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Commercial Banks (continued)			Commercial Services - Finance (continued)
Orrstown Financial Services Inc	448 $	14	QC Holdings Inc	635 $	4
Park National Corp	119	7	Rewards Network Inc	394	5
Penns Woods Bancorp Inc	406	12	Riskmetrics Group Inc (a)	2,363	40
PrivateBancorp Inc	3,721	51	TNS Inc (a)	3,130	72
Republic Bancorp Inc/KY	164	3	Wright Express Corp (a)	4,763	140
Signature Bank/New York NY (a)	25,736	890			2,002
Southside Bancshares Inc	548	11	Communications Software (0.04%)
Suffolk Bancorp	1,207	33	Digi International Inc (a)	1,624	15
SVB Financial Group (a)	27,889	1,210	DivX Inc (a)	3,776	21
SY Bancorp Inc	859	18	Seachange International Inc (a)	3,057	20
Texas Capital Bancshares Inc (a)	137,721	2,321	Smith Micro Software Inc (a)	5,273	41
Tompkins Financial Corp	567	22	SolarWinds Inc (a)	2,253	44
Trustco Bank Corp NY	5,324	32			141
Westamerica Bancorporation	1,993	111
Western Alliance Bancorp (a)	180,787	927	Computer Aided Design (0.61%)
Wilshire Bancorp Inc	229	2	ANSYS Inc (a)	45,113	1,889
		5,964	Parametric Technology Corp (a)	12,448	206
					2,095
Commercial Services (0.88%)
Arbitron Inc	2,851	72	Computer Data Security (0.01%)
CoStar Group Inc (a)	2,134	86	Fortinet Inc (a)	1,710	29
DynCorp International Inc (a)	661	8	Computer Services (0.13%)
ExlService Holdings Inc (a)	84,098	1,526	CACI International Inc (a)	634	30
Healthcare Services Group Inc	4,651	95	Computer Task Group Inc (a)	1,784	12
HMS Holdings Corp (a)	19,917	898	iGate Corp	4,219	43
ICT Group Inc (a)	1,382	22	Insight Enterprises Inc (a)	1,099	13
Live Nation Entertainment Inc (a)	5,967	69	LivePerson Inc (a)	7,666	49
Medifast Inc (a)	2,409	40	Manhattan Associates Inc (a)	2,862	60
National Research Corp	308	6	SRA International Inc (a)	2,198	38
Pre-Paid Legal Services Inc (a)	911	36	SYKES Enterprises Inc (a)	4,434	106
Providence Service Corp/The (a)	1,960	25	Syntel Inc	1,598	54
Standard Parking Corp (a)	261	4	Unisys Corp (a)	439	13
Steiner Leisure Ltd (a)	890	36	Virtusa Corp (a)	1,823	16
Team Inc (a)	2,288	41			434
TeleTech Holdings Inc (a)	4,031	77
		3,041	Computer Software (0.06%)
			Accelrys Inc (a)	5,064	29
Commercial Services - Finance (0.58%)			Avid Technology Inc (a)	1,044	13
Advance America Cash Advance Centers Inc	7,652	37	Blackbaud Inc	5,443	121
Asset Acceptance Capital Corp (a)	1,088	6	Double-Take Software Inc (a)	2,910	30
Cardtronics Inc (a)	102,613	1,118	Global Defense Technology & Systems Inc (a)	418	6
CBIZ Inc (a)	5,609	41			199
Coinstar Inc (a)	3,242	84
Deluxe Corp	3,559	66	Computers (0.05%)
Dollar Financial Corp (a)	2,489	56	Palm Inc (a)	15,701	163
Euronet Worldwide Inc (a)	5,294	108
			Computers - Integrated Systems (0.89%)
Global Cash Access Holdings Inc (a)	6,328	51	3D Systems Corp (a)	2,388	25
Heartland Payment Systems Inc	4,653	66	Cray Inc (a)	4,573	22
MoneyGram International Inc (a)	13,108	39
			Jack Henry & Associates Inc	10,408	229
Net 1 UEPS Technologies Inc (a)	3,860	69	Maxwell Technologies Inc (a)	2,410	35

Schedule of Investments
SmallCap Growth Fund II
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Computers - Integrated Systems (continued)			Containers - Metal & Glass (continued)
MTS Systems Corp	330 $	8	Silgan Holdings Inc	1,719 $	89
Netscout Systems Inc (a)	2,657	37			1,368
PAR Technology Corp (a)	1,064	6	Containers - Paper & Plastic (0.70%)
Radiant Systems Inc (a)	97,338	1,124	AEP Industries Inc (a)	929	32
Radisys Corp (a)	4,336	33	Rock-Tenn Co	55,281	2,360
Riverbed Technology Inc (a)	64,731	1,451			2,392
Stratasys Inc (a)	2,171	50
Super Micro Computer Inc (a)	2,897	36	Cosmetics & Toiletries (0.11%)
		3,056	Bare Escentuals Inc (a)	8,037	146
			Chattem Inc (a)	2,223	208
Computers - Memory Devices (0.39%)			Inter Parfums Inc	512	7
Imation Corp (a)	524	4	Revlon Inc (a)	1,704	26
Netezza Corp (a)	5,065	46			387
Quantum Corp (a)	26,538	68
STEC Inc (a)	3,119	44	Data Processing & Management (0.12%)
Xyratex Ltd (a)	86,724	1,189	Acxiom Corp (a)	6,906	106
		1,351	CommVault Systems Inc (a)	5,171	110
			CSG Systems International Inc (a)	2,609	51
Computers - Peripheral Equipment (0.52%)			FalconStor Software Inc (a)	6,386	22
Compellent Technologies Inc (a)	83,926	1,668	infoGROUP Inc (a)	3,444	27
Synaptics Inc (a)	4,331	110	Innodata Isogen Inc (a)	3,979	20
		1,778	Pegasystems Inc	1,864	62
Consulting Services (0.57%)					398
Advisory Board Co/The (a)	1,665	54	Decision Support Software (0.60%)
Corporate Executive Board Co	3,662	85	Interactive Intelligence Inc (a)	117,488	2,032
CRA International Inc (a)	1,720	45	QAD Inc	2,330	13
Diamond Management & Technology					2,045
Consultants Inc	4,161	31
Forrester Research Inc (a)	1,939	52	Dental Supplies & Equipment (0.45%)
Franklin Covey Co (a)	1,970	10	Align Technology Inc (a)	7,377	138
Gartner Inc (a)	7,360	157	Sirona Dental Systems Inc (a)	44,223	1,423
Hackett Group Inc/The (a)	3,578	8			1,561
Hill International Inc (a)	4,070	24	Diagnostic Equipment (0.44%)
Huron Consulting Group Inc (a)	2,312	55	Affymetrix Inc (a)	130,326	688
ICF International Inc (a)	1,635	38	Cepheid Inc (a)	45,492	668
MAXIMUS Inc	1,725	83	Home Diagnostics Inc (a)	631	4
Navigant Consulting Inc (a)	82,643	1,121	Immucor Inc (a)	8,915	166
Towers Watson & Co	4,469	195			1,526
		1,958
			Diagnostic Kits (0.05%)
Consumer Products - Miscellaneous (1.41%)			Meridian Bioscience Inc	5,128	103
Blyth Inc	84	2	OraSure Technologies Inc (a)	7,976	41
Helen of Troy Ltd (a)	71,746	1,691	Quidel Corp (a)	3,259	43
Tupperware Brands Corp	73,349	3,115			187
WD-40 Co	1,394	43
		4,851	Direct Marketing (0.44%)
			APAC Customer Services Inc (a)	162,123	840
Containers - Metal & Glass (0.40%)			Valuevision Media Inc (a)	160,918	663
Bway Holding Co (a)	139	2			1,503
Greif Inc	26,402	1,277
			Disposable Medical Products (0.28%)
			ICU Medical Inc (a)	1,365	47

Schedule of Investments
SmallCap Growth Fund II
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Disposable Medical Products (continued)			Drug Delivery Systems (continued)
Medical Action Industries Inc (a)	2,069 $	28	Depomed Inc (a)	9,513 $	27
Merit Medical Systems Inc (a)	49,495	883	Matrixx Initiatives Inc (a)	1,755	8
Utah Medical Products Inc	596	17	Nektar Therapeutics (a)	9,943	114
		975			267
Distribution & Wholesale (1.15%)			E-Commerce - Products (1.19%)
Beacon Roofing Supply Inc (a)	4,782	80	Blue Nile Inc (a)	1,565	81
BMP Sunstone Corp (a)	5,486	30	MercadoLibre Inc (a)	3,208	122
Brightpoint Inc (a)	6,318	37	NutriSystem Inc	134,967	2,748
Chindex International Inc (a)	2,255	28	Shutterfly Inc (a)	546	8
Core-Mark Holding Co Inc (a)	494	15	Stamps.com Inc (a)	2,029	18
FGX International Holdings Ltd (a)	1,804	36	US Auto Parts Network Inc (a)	206	1
Fossil Inc (a)	5,804	190	Vitacost.com Inc (a)	112,400	1,113
Houston Wire & Cable Co	1,442	17			4,091
MWI Veterinary Supply Inc (a)	42,168	1,591	E-Commerce - Services (0.01%)
Owens & Minor Inc	4,217	169	Internet Brands Inc (a)	2,672	21
Pool Corp	2,801	51
Scansource Inc (a)	286	8	Educational Software (1.77%)
School Specialty Inc (a)	1,229	27	Blackboard Inc (a)	77,636	3,060
Watsco Inc	3,127	150	PLATO Learning Inc (a)	140,983	581
WESCO International Inc (a)	55,030	1,525	Renaissance Learning Inc	46,304	616
		3,954	Scientific Learning Corp (a)	79,258	444
Diversified Manufacturing Operations (0.86%)			SkillSoft PLC ADR (a)	140,666	1,371
Actuant Corp	4,021	67			6,072
Acuity Brands Inc	4,235	151	Electric - Distribution (0.01%)
Ameron International Corp	10,703	739	EnerNOC Inc (a)	1,507	47
AZZ Inc	1,553	47
Blount International Inc (a)	2,322	26	Electric - Integrated (0.01%)
Colfax Corp (a)	1,249	14	Pike Electric Corp (a)	1,417	12
ESCO Technologies Inc	3,354	110	US Geothermal Inc (a)	9,000	11
GP Strategies Corp (a)	1,826	13			23
Koppers Holdings Inc	56,072	1,565	Electric Products - Miscellaneous (0.05%)
LSB Industries Inc (a)	3,168	42	GrafTech International Ltd (a)	5,972	75
Matthews International Corp	3,268	111	Graham Corp	1,231	20
Raven Industries Inc	2,049	59	Harbin Electric Inc (a)	2,794	47
		2,944	SmartHeat Inc (a)	1,666	19
Diversified Minerals (0.01%)					161
AMCOL International Corp	979	25	Electronic Components - Miscellaneous (0.06%)
United States Lime & Minerals Inc (a)	266	10	Benchmark Electronics Inc (a)	1,382	25
		35	CTS Corp	326	3
Diversified Operations (0.00%)			Daktronics Inc	5,414	42
Primoris Services Corp	1,513	12	LaBarge Inc (a)	1,825	20
			Methode Electronics Inc	758	8
Diversified Operations & Commercial Services (0.04%)			OSI Systems Inc (a)	1,544	41
Chemed Corp	2,858	133	Plexus Corp (a)	1,669	57
					196
Drug Delivery Systems (0.08%)
Alkermes Inc (a)	10,152	111	Electronic Components - Semiconductors (4.03%)
BioDelivery Sciences International Inc (a)	1,889	7	Amkor Technology Inc (a)	13,795	78
			Applied Micro Circuits Corp (a)	7,079	52

Schedule of Investments
SmallCap Growth Fund II
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Components - Semiconductors			Engineering - Research & Development
(continued)			Services (continued)
Cavium Networks Inc (a)	119,567 $	2,584	ENGlobal Corp (a)	3,249 $	10
Ceva Inc (a)	97,840	1,163	Exponent Inc (a)	1,743	47
Diodes Inc (a)	4,240	71	Michael Baker Corp (a)	844	33
GT Solar International Inc (a)	5,847	34	Stanley Inc (a)	1,468	38
Ikanos Communications Inc (a)	278,866	600	VSE Corp	602	30
IXYS Corp (a)	3,657	25			222
Kopin Corp (a)	261,710	1,076	Enterprise Software & Services (2.92%)
Lattice Semiconductor Corp (a)	1,777	5	Advent Software Inc (a)	1,894	72
Microsemi Corp (a)	114,614	1,712	American Software Inc/Georgia	3,801	21
Microtune Inc (a)	5,884	13	Ariba Inc (a)	9,391	118
MIPS Technologies Inc (a)	8,361	32	Concur Technologies Inc (a)	37,257	1,477
Monolithic Power Systems Inc (a)	55,799	1,151	Informatica Corp (a)	10,824	257
Netlogic Microsystems Inc (a)	40,785	1,671	JDA Software Group Inc (a)	2,953	77
Rovi Corp (a)	35,643	1,029	Lawson Software Inc (a)	6,966	42
Rubicon Technology Inc (a)	53,942	851	Mantech International Corp (a)	1,874	90
Semtech Corp (a)	7,705	115	MedAssets Inc (a)	83,802	1,696
Skyworks Solutions Inc (a)	115,707	1,468	MicroStrategy Inc (a)	33,230	3,114
Volterra Semiconductor Corp (a)	2,858	56	Omnicell Inc (a)	2,908	35
Zoran Corp (a)	4,921	54	PROS Holdings Inc (a)	3,542	28
		13,840	RightNow Technologies Inc (a)	2,707	43
Electronic Measurement Instruments (0.17%)			SYNNEX Corp (a)	719	19
Analogic Corp	1,049	42	Taleo Corp (a)	45,049	915
Badger Meter Inc	1,895	72	Tyler Technologies Inc (a)	3,356	63
FARO Technologies Inc (a)	1,626	29	Ultimate Software Group Inc (a)	66,190	1,979
LeCroy Corp (a)	115,280	444			10,046
MEMSIC Inc (a)	229	1	Environmental Consulting & Engineering (0.05%)
RAE Systems Inc (a)	7,542	6	Tetra Tech Inc (a)	7,710	175
		594
Electronic Security Devices (0.04%)			Environmental Monitoring & Detection (0.02%)
American Science & Engineering Inc	1,165	90	Mine Safety Appliances Co	3,157	76
Taser International Inc (a)	6,650	38
			E-Services - Consulting (1.70%)
		128
			GSI Commerce Inc (a)	242,134	5,511
E-Marketing & Information (0.08%)			Perficient Inc (a)	13,003	127
comScore Inc (a)	2,676	37	Saba Software Inc (a)	4,566	22
Constant Contact Inc (a)	2,567	45	Sapient Corp (a)	10,477	81
Digital River Inc (a)	3,823	96	Websense Inc (a)	4,756	88
ValueClick Inc (a)	10,802	100			5,829
		278
			Filtration & Separation Products (0.04%)
Energy - Alternate Sources (0.96%)			CLARCOR Inc	2,417	78
Clean Energy Fuels Corp (a)	3,827	64	PMFG Inc (a)	2,429	37
Comverge Inc (a)	89,879	883	Polypore International Inc (a)	1,315	18
FuelCell Energy Inc (a)	271,309	765			133
Headwaters Inc (a)	282,912	1,553
			Finance - Auto Loans (0.02%)
Syntroleum Corp (a)	11,719	27
			Credit Acceptance Corp (a)	1,030	55
		3,292
Engineering - Research & Development Services (0.06%)			Finance - Consumer Loans (0.03%)
EMCOR Group Inc (a)	2,644	64	Nelnet Inc	1,077	18

Schedule of Investments
SmallCap Growth Fund II
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Finance - Consumer Loans (continued)			Food - Miscellaneous/Diversified (continued)
Portfolio Recovery Associates Inc (a)	1,857 $	85	Overhill Farms Inc (a)	2,939 $	13
		103	Zhongpin Inc (a)(b)	2,925	36
Finance - Investment Banker & Broker (0.62%)					5,462
Broadpoint Gleacher Securities Inc (a)	9,657	39	Food - Retail (0.02%)
Diamond Hill Investment Group Inc	359	21	Ruddick Corp	1,423	40
Duff & Phelps Corp	3,010	49	Village Super Market Inc	1,181	31
Evercore Partners Inc - Class A	784	23	Weis Markets Inc	377	13
GFI Group Inc	7,857	38			84
International Assets Holding Corp (a)	768	12	Food - Wholesale & Distribution (0.05%)
JMP Group Inc	257	2	Calavo Growers Inc	1,935	33
KBW Inc (a)	1,740	46	United Natural Foods Inc (a)	5,214	141
Knight Capital Group Inc (a)	5,720	90			174
optionsXpress Holdings Inc	5,116	73
Stifel Financial Corp (a)	32,936	1,723	Footwear & Related Apparel (1.42%)
SWS Group Inc	310	4	CROCS Inc (a)	107,468	790
TradeStation Group Inc (a)	1,591	11	Deckers Outdoor Corp (a)	1,623	159
		2,131	Skechers U.S.A. Inc (a)	50,105	1,406
			Steven Madden Ltd (a)	57,208	2,296
Finance - Leasing Company (0.01%)			Timberland Co/The (a)	3,458	60
Financial Federal Corp	1,728	47	Wolverine World Wide Inc	6,085	161
					4,872
Finance - Other Services (0.02%)
BGC Partners Inc	4,043	17	Forestry (0.03%)
MarketAxess Holdings Inc	3,842	52	Deltic Timber Corp	884	40
		69	Potlatch Corp	2,529	77
					117
Financial Guarantee Insurance (0.01%)
Assured Guaranty Ltd	1,637	37	Gambling (Non-Hotel) (0.01%)
			Dover Downs Gaming & Entertainment Inc	2,610	9
Firearms & Ammunition (0.02%)			Isle of Capri Casinos Inc (a)	2,880	23
Smith & Wesson Holding Corp (a)	11,043	44			32
Sturm Ruger & Co Inc	3,295	34
			Gas - Distribution (0.03%)
		78
			New Jersey Resources Corp	1,268	46
Fisheries (0.00%)			Piedmont Natural Gas Co Inc	847	22
HQ Sustainable Maritime Industries Inc (a)	1,839	13	South Jersey Industries Inc	642	25
					93
Food - Confectionery (0.02%)
Tootsie Roll Industries Inc	2,594	68	Gold Mining (0.29%)
			Allied Nevada Gold Corp (a)	78,648	996
Food - Dairy Products (0.01%)
American Dairy Inc (a)	1,808	42	Hazardous Waste Disposal (0.05%)
			American Ecology Corp	1,949	31
Food - Miscellaneous/Diversified (1.59%)			Clean Harbors Inc (a)	2,188	125
American Italian Pasta Co (a)	1,808	62	EnergySolutions Inc	1,291	11
B&G Foods Inc	1,532	14	Perma-Fix Environmental Services (a)	9,994	18
Cal-Maine Foods Inc	1,644	54			185
Chiquita Brands International Inc (a)	205,255	3,011	Health Care Cost Containment (0.55%)
Diamond Foods Inc	55,878	2,007	Corvel Corp (a)	1,309	40
J&J Snack Foods Corp	1,720	72	Transcend Services Inc (a)	98,459	1,847
Lancaster Colony Corp	2,331	127			1,887
Lance Inc	2,982	66

Schedule of Investments
SmallCap Growth Fund II
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Healthcare Safety Device (0.13%)			Instruments - Scientific (continued)
Alpha PRO Tech Ltd (a)	135,001 $	440	Varian Inc (a)	838 $	43
					290
Heart Monitors (0.42%)
Cardiac Science Corp (a)	480	1	Insurance Brokers (0.02%)
HeartWare International Inc (a)	37,224	1,439	eHealth Inc (a)	2,827	52
		1,440	Life Partners Holdings Inc	1,365	27
					79
Home Furnishings (0.35%)
Select Comfort Corp (a)	149,895	970	Internet Application Software (0.77%)
Tempur-Pedic International Inc (a)	9,268	230	Art Technology Group Inc (a)	15,724	70
		1,200	Clicksoftware Technologies Ltd (a)	153,731	1,028
			Cybersource Corp (a)	75,028	1,357
Human Resources (2.40%)			DealerTrack Holdings Inc (a)	4,035	73
Administaff Inc	2,697	62	eResearchTechnology Inc (a)	7,875	48
AMN Healthcare Services Inc (a)	4,130	36	Lionbridge Technologies Inc (a)	10,579	25
Cross Country Healthcare Inc (a)	520	5	S1 Corp (a)	6,564	39
Emergency Medical Services Corp (a)	3,672	193			2,640
Kenexa Corp (a)	65,045	645
Kforce Inc (a)	51,415	687	Internet Connectivity Services (0.61%)
Korn/Ferry International (a)	159,785	2,365	AboveNet Inc (a)	34,675	2,033
On Assignment Inc (a)	236,692	1,652	Cogent Communications Group Inc (a)	4,760	52
Resources Connection Inc (a)	4,844	86	PC-Tel Inc (a)	455	3
SuccessFactors Inc (a)	153,898	2,509			2,088
		8,240	Internet Content - Entertainment (0.01%)
			Limelight Networks Inc (a)	6,103	21
Identification Systems - Development (0.04%)
Checkpoint Systems Inc (a)	1,725	28	Internet Content - Information & News (0.03%)
Cogent Inc (a)	5,386	55	Dice Holdings Inc (a)	2,924	17
L-1 Identity Solutions Inc (a)	6,299	47	Health Grades Inc (a)	4,415	19
		130	Knot Inc/The (a)	3,228	29
Industrial Audio & Video Products (0.45%)			LoopNet Inc (a)	3,740	35
China Security & Surveillance Technology			Travelzoo Inc (a)	1,025	11
Inc (a)	6,573	48			111
Imax Corp (a)	117,127	1,499
SRS Labs Inc (a)	2,147	15	Internet Financial Services (0.20%)
		1,562	Online Resources Corp (a)	143,586	694
Industrial Automation & Robots (0.70%)			Internet Incubators (0.25%)
Cognex Corp	1,334	22	ModusLink Global Solutions Inc (a)	83,145	844
Intermec Inc (a)	7,831	104
iRobot Corp (a)	2,086	33	Internet Infrastructure Software (0.34%)
Nordson Corp	40,043	2,264	AsiaInfo Holdings Inc (a)	44,602	1,066
		2,423	TeleCommunication Systems Inc (a)	5,017	44
			TIBCO Software Inc (a)	7,872	70
Industrial Gases (0.18%)					1,180
Airgas Inc	14,806	626
			Internet Security (0.40%)
Instruments - Controls (0.30%)			Blue Coat Systems Inc (a)	4,243	105
Woodward Governor Co	40,774	1,037	SonicWALL Inc (a)	728	5
			Sourcefire Inc (a)	59,949	1,250
Instruments - Scientific (0.08%)			VASCO Data Security International Inc (a)	3,868	31
Dionex Corp (a)	2,238	156			1,391
FEI Co (a)	4,350	91

Schedule of Investments
SmallCap Growth Fund II
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Internet Telephony (0.03%)			Machinery - Print Trade (continued)
j2 Global Communications Inc (a)	5,088 $	105	Presstek Inc (a)	233,423 $	661
					665
Intimate Apparel (0.60%)
Warnaco Group Inc/The (a)	52,889	2,048	Machinery Tools & Related Products (0.01%)
			K-Tron International Inc (a)	208	31
Investment Companies (0.00%)
Main Street Capital Corp	824	12	Marine Services (0.01%)
			Great Lakes Dredge & Dock Corp	6,919	41
Investment Management & Advisory Services (0.04%)
Artio Global Investors Inc	943	23	Medical - Biomedical/Gene (3.56%)
Epoch Holding Corp	2,060	18	3SBio Inc ADR (a)	112,936	1,292
GAMCO Investors Inc	785	32	Acorda Therapeutics Inc (a)	4,083	114
Pzena Investment Management Inc (a)	1,430	10	Affymax Inc (a)	2,202	46
US Global Investors Inc	2,089	20	Alnylam Pharmaceuticals Inc (a)	3,874	66
Westwood Holdings Group Inc	929	34	AMAG Pharmaceuticals Inc (a)	22,969	1,010
		137	American Oriental Bioengineering Inc (a)	4,149	17
			Arena Pharmaceuticals Inc (a)	9,950	31
Lasers - Systems & Components (0.32%)			Arqule Inc (a)	4,153	13
II-VI Inc (a)	2,159	58	BioCryst Pharmaceuticals Inc (a)	4,551	31
Rofin-Sinar Technologies Inc (a)	47,366	1,037	Cambrex Corp (a)	5,027	27
		1,095	Cell Therapeutics Inc (a)	214,574	238
Life & Health Insurance (0.01%)			Cubist Pharmaceuticals Inc (a)	7,294	150
FBL Financial Group Inc	1,009	18	Curis Inc (a)	11,825	24
			Cytokinetics Inc (a)	8,088	24
Lighting Products & Systems (0.37%)			Emergent Biosolutions Inc (a)	3,017	43
Universal Display Corp (a)	113,466	1,279	Enzo Biochem Inc (a)	4,524	22
			Enzon Pharmaceuticals Inc (a)	5,733	57
Linen Supply & Related Items (0.01%)			Exelixis Inc (a)	13,474	89
Unifirst Corp/MA	495	25
			Facet Biotech Corp (a)	820	13
Machinery - Construction & Mining (0.37%)			Halozyme Therapeutics Inc (a)	7,268	39
Bucyrus International Inc	24,375	1,277	Harvard Bioscience Inc (a)	4,325	15
			Human Genome Sciences Inc (a)	128,959	3,414
Machinery - Electrical (0.01%)			Idera Pharmaceuticals Inc (a)	3,991	19
Baldor Electric Co	1,679	41	Illumina Inc (a)	26,283	964
			Immunogen Inc (a)	151,988	1,062
Machinery - Farm (0.01%)			Immunomedics Inc (a)	12,129	41
Lindsay Corp	1,255	50	Incyte Corp (a)	9,346	100
			Insmed Inc (a)	23,217	19
Machinery - General Industry (0.74%)			InterMune Inc (a)	4,103	64
Altra Holdings Inc (a)	663	7
			Ligand Pharmaceuticals Inc (a)	21,048	37
Chart Industries Inc (a)	3,212	52
			Martek Biosciences Corp (a)	1,102	24
DXP Enterprises Inc (a)	80,931	1,060
			Medicines Co/The (a)	4,000	33
Intevac Inc (a)	89,254	1,270
			Micromet Inc (a)	120,967	940
Middleby Corp (a)	2,089	94
			Momenta Pharmaceuticals Inc (a)	4,211	62
Robbins & Myers Inc	365	8
			Nanosphere Inc (a)	2,376	13
Tennant Co	2,002	48
			Novavax Inc (a)	13,309	29
		2,539
			NPS Pharmaceuticals Inc (a)	8,826	30
Machinery - Print Trade (0.19%)			OncoGenex Pharmaceutical Inc (a)	4,388	62
Duoyuan Printing Inc (a)	510	4	PDL BioPharma Inc	15,121	97
			Regeneron Pharmaceuticals Inc (a)	61,978	1,652

Schedule of Investments
SmallCap Growth Fund II
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)			Medical - HMO (continued)
Repligen Corp (a)	5,678 $	20	Triple-S Management Corp (a)	191 $	3
RTI Biologics Inc (a)	3,629	12			246
Sangamo Biosciences Inc (a)	8,223	45	Medical - Hospitals (0.01%)
Seattle Genetics Inc (a)	8,939	92	Select Medical Holdings Corp (a)	1,871	19
SuperGen Inc (a)	7,024	19
Zymogenetics Inc (a)	6,956	40	Medical - Nursing Homes (0.02%)
		12,251	Ensign Group Inc/The	2,042	35
Medical - Drugs (1.69%)			Odyssey HealthCare Inc (a)	3,039	45
Adolor Corp (a)	4,630	7			80
Akorn Inc (a)	10,476	17	Medical - Outpatient & Home Medical Care (0.11%)
Auxilium Pharmaceuticals Inc (a)	5,854	165	Air Methods Corp (a)	1,373	42
Biodel Inc (a)	2,627	11	Allied Healthcare International Inc (a)	1,386	4
China Sky One Medical Inc (a)	1,937	34	Amedisys Inc (a)	3,267	179
Cumberland Pharmaceuticals Inc (a)	1,209	14	America Service Group Inc	1,533	24
Durect Corp (a)	16,116	35	Continucare Corp (a)	4,672	23
Hi-Tech Pharmacal Co Inc (a)	361	8	Gentiva Health Services Inc (a)	1,432	36
Infinity Pharmaceuticals Inc (a)	1,523	9	LHC Group Inc (a)	1,918	59
Javelin Pharmaceuticals Inc (a)	9,823	12	NovaMed Inc (a)	2,221	9
Jazz Pharmaceuticals Inc (a)	102,091	960			376
KV Pharmaceutical Co (a)	3,628	13	Medical Imaging Systems (0.17%)
Lannett Co Inc (a)	1,876	11	IRIS International Inc (a)	3,331	34
Medicis Pharmaceutical Corp	54,476	1,259	Merge Healthcare Inc (a)	215,995	562
Medivation Inc (a)	22,392	745			596
MiddleBrook Pharmaceuticals Inc (a)	6,763	3
NeurogesX Inc (a)	1,911	13	Medical Information Systems (0.98%)
Opko Health Inc (a)	8,087	14	AMICAS Inc (a)	4,920	26
Optimer Pharmaceuticals Inc (a)	3,076	38	athenahealth Inc (a)	51,156	2,013
Orexigen Therapeutics Inc (a)	4,934	31	Computer Programs & Systems Inc	1,231	46
Pharmasset Inc (a)	14,566	304	Eclipsys Corp (a)	63,294	1,056
PharMerica Corp (a)	3,859	63	Medidata Solutions Inc (a)	1,093	18
Rigel Pharmaceuticals Inc (a)	5,351	44	Phase Forward Inc (a)	4,633	68
Salix Pharmaceuticals Ltd (a)	58,076	1,699	Quality Systems Inc	2,984	154
Santarus Inc (a)	9,629	46			3,381
Savient Pharmaceuticals Inc (a)	7,154	92	Medical Instruments (3.10%)
Sciclone Pharmaceuticals Inc (a)	6,637	18	Abaxis Inc (a)	2,771	67
SIGA Technologies Inc (a)	5,654	35	Angiodynamics Inc (a)	79,023	1,268
Synta Pharmaceuticals Corp (a)	3,025	13	Bovie Medical Corp (a)	3,162	22
Viropharma Inc (a)	2,876	28	Bruker BioSciences Corp (a)	6,188	76
XenoPort Inc (a)	3,203	59	Conceptus Inc (a)	3,862	75
		5,800	CryoLife Inc (a)	4,816	30
Medical - Generic Drugs (0.81%)			Delcath Systems Inc (a)	6,011	26
Caraco Pharmaceutical Laboratories Ltd (a)	723	4	DexCom Inc (a)	4,932	45
Impax Laboratories Inc (a)	208,412	2,772	Endologix Inc (a)	230,289	1,055
		2,776	ev3 Inc (a)	83,829	1,222
			Genomic Health Inc (a)	2,611	43
Medical - HMO (0.07%)			Integra LifeSciences Holdings Corp (a)	2,382	91
AMERIGROUP Corp (a)	6,693	171	Kensey Nash Corp (a)	1,525	37
Centene Corp (a)	2,953	57	Natus Medical Inc (a)	2,628	36
Metropolitan Health Networks Inc (a)	6,814	15	NuVasive Inc (a)	3,916	108

Schedule of Investments
SmallCap Growth Fund II
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical Instruments (continued)			Metal Processors & Fabrication (0.66%)
Spectranetics Corp (a)	5,952 $	41	Ampco-Pittsburgh Corp	788 $	20
Stereotaxis Inc (a)	5,719	23	CIRCOR International Inc	36,382	1,028
SurModics Inc (a)	1,949	39	Dynamic Materials Corp	2,386	39
Symmetry Medical Inc (a)	1,470	13	Kaydon Corp	31,495	1,029
Thoratec Corp (a)	82,534	2,340	North American Galvanizing & Coating Inc	1,707	9
Trans1 Inc (a)	2,475	8	(a)
Vascular Solutions Inc (a)	3,006	24	RBC Bearings Inc (a)	2,212	51
Volcano Corp (a)	199,271	3,948	Worthington Industries Inc	6,752	98
Young Innovations Inc	714	16			2,274
		10,653	Miscellaneous Manufacturers (0.01%)
Medical Laboratory & Testing Service (1.22%)			China Fire & Security Group Inc (a)	2,602	28
Bio-Reference Labs Inc (a)	109,458	4,138	Portec Rail Products Inc	628	7
Genoptix Inc (a)	2,132	69	Trimas Corp (a)	1,691	10
		4,207			45
Medical Laser Systems (0.01%)			MRI - Medical Diagnostic Imaging (0.01%)
LCA-Vision Inc (a)	1,950	12	Alliance HealthCare Services Inc (a)	4,495	23
Palomar Medical Technologies Inc (a)	2,429	22	RadNet Inc (a)	4,968	11
		34	Virtual Radiologic Corp (a)	1,170	12
					46
Medical Products (2.08%)
ABIOMED Inc (a)	5,694	45	Multilevel Direct Selling (0.04%)
Accuray Inc (a)	7,364	44	Nu Skin Enterprises Inc	6,001	139
Alphatec Holdings Inc (a)	6,097	27
			Networking Products (1.53%)
American Medical Systems Holdings Inc (a)	79,862	1,533
			3Com Corp (a)	40,066	298
Atrion Corp	280	39
			Acme Packet Inc (a)	134,678	1,394
ATS Medical Inc (a)	8,804	23
			Anixter International Inc (a)	841	35
BioMimetic Therapeutics Inc (a)	139,763	1,652
			Atheros Communications Inc (a)	53,925	1,729
Cantel Medical Corp	1,674	32
			BigBand Networks Inc (a)	6,593	21
Cyberonics Inc (a)	3,459	65
			Infinera Corp (a)	110,363	756
Exactech Inc (a)	1,503	24
			Netgear Inc (a)	1,654	34
Greatbatch Inc (a)	1,786	35
			Polycom Inc (a)	43,010	965
Haemonetics Corp (a)	3,244	184
			Switch & Data Facilities Co Inc (a)	2,186	40
Hanger Orthopedic Group Inc (a)	32,152	523
					5,272
Invacare Corp	1,579	40
Luminex Corp (a)	4,449	60	Non-Ferrous Metals (0.31%)
NxStage Medical Inc (a)	4,269	35	Horsehead Holding Corp (a)	109,397	1,072
Orthofix International NV (a)	2,163	65
Orthovita Inc (a)	12,270	45	Non-Hazardous Waste Disposal (0.00%)
PSS World Medical Inc (a)	7,515	154	Waste Services Inc (a)	383	3
Rockwell Medical Technologies Inc (a)	3,168	22	Office Furnishings - Original (0.09%)
Synovis Life Technologies Inc (a)	2,142	27	Herman Miller Inc	5,779	97
TomoTherapy Inc (a)	247,672	1,003	HNI Corp	4,182	105
West Pharmaceutical Services Inc	4,147	151	Interface Inc	6,213	50
Wright Medical Group Inc (a)	4,813	86	Knoll Inc	6,019	68
Zoll Medical Corp (a)	44,274	1,233			320
		7,147
			Oil - Field Services (0.15%)
Medical Sterilization Products (0.06%)			Cal Dive International Inc (a)	1,939	14
STERIS Corp	7,399	193	CARBO Ceramics Inc	2,201	145
			Matrix Service Co (a)	1,438	14

Schedule of Investments
SmallCap Growth Fund II
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil - Field Services (continued)			Paper & Related Products (continued)
RPC Inc	17,958 $	222	Wausau Paper Corp (a)	3,008 $	26
Tetra Technologies Inc (a)	5,002	52			3,682
Willbros Group Inc (a)	4,905	75	Patient Monitoring Equipment (0.29%)
		522	Insulet Corp (a)	3,781	52
Oil & Gas Drilling (0.14%)			Masimo Corp (a)	32,165	893
Atlas Energy Inc (a)	4,052	122	Somanetics Corp (a)	2,238	35
Hercules Offshore Inc (a)	2,257	9			980
Pioneer Drilling Co (a)	1,834	15	Pharmacy Services (2.42%)
Vantage Drilling Co (a)	233,776	330	BioScrip Inc (a)	543,800	3,954
		476	Catalyst Health Solutions Inc (a)	90,042	3,541
Oil Company - Exploration & Production (2.63%)			Clarient Inc (a)	5,553	13
Apco Oil and Gas International Inc	1,696	34	SXC Health Solutions Corp (a)	16,984	800
Approach Resources Inc (a)	753	6			8,308
Arena Resources Inc (a)	4,747	182	Physical Therapy & Rehabilitation Centers (0.90%)
ATP Oil & Gas Corp (a)	1,526	22	Healthsouth Corp (a)	51,170	922
BPZ Resources Inc (a)	7,933	47	Psychiatric Solutions Inc (a)	4,096	90
Brigham Exploration Co (a)	157,387	2,052	RehabCare Group Inc (a)	71,489	2,077
Carrizo Oil & Gas Inc (a)	2,997	72	US Physical Therapy Inc (a)	991	16
Contango Oil & Gas Co (a)	1,426	69			3,105
Endeavour International Corp (a)	20,032	18
GMX Resources Inc (a)	69,112	732	Physician Practice Management (0.03%)
McMoRan Exploration Co (a)	8,158	124	American Dental Partners Inc (a)	1,015	13
Northern Oil and Gas Inc (a)	3,842	42	Healthways Inc (a)	325	6
Panhandle Oil and Gas Inc	1,329	31	IPC The Hospitalist Co Inc (a)	2,036	69
Penn Virginia Corp	82,601	2,005			88
Rex Energy Corp (a)	3,438	43	Platinum (0.00%)
Swift Energy Co (a)	46,677	1,170	Stillwater Mining Co (a)	1,024	10
Vaalco Energy Inc (a)	682	3
W&T Offshore Inc	3,466	31	Poultry (0.03%)
Whiting Petroleum Corp (a)	35,245	2,346	Sanderson Farms Inc	2,467	115
		9,029
			Power Converter & Supply Equipment (0.87%)
Oil Field Machinery & Equipment (0.48%)			Advanced Energy Industries Inc (a)	49,261	646
Bolt Technology Corp (a)	531	5	Energy Conversion Devices Inc (a)	4,153	38
Dril-Quip Inc (a)	28,991	1,522	JA Solar Holdings Co Ltd ADR (a)	203,468	875
Gulf Island Fabrication Inc	132	2	Powell Industries Inc (a)	1,444	42
Lufkin Industries Inc	1,637	104	Power-One Inc (a)	284,225	901
Natural Gas Services Group Inc (a)	220	4	PowerSecure International Inc (a)	73,082	481
		1,637	Vicor Corp (a)	1,433	13
Oil Refining & Marketing (0.00%)					2,996
Alon USA Energy Inc	147	1	Printing - Commercial (0.05%)
CVR Energy Inc (a)	321	3	Cenveo Inc (a)	6,869	50
		4	Multi-Color Corp	1,744	20
Paper & Related Products (1.07%)			Valassis Communications Inc (a)	4,873	102
Boise Inc (a)	2,574	13			172
Clearwater Paper Corp (a)	183	9	Private Corrections (0.03%)
Orchids Paper Products Co (a)	1,014	19	Geo Group Inc/The (a)	5,254	97
Schweitzer-Mauduit International Inc	48,041	3,615

Schedule of Investments
SmallCap Growth Fund II
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Property & Casualty Insurance (0.67%)			REITS - Office Property (0.00%)
American Safety Insurance Holdings Ltd (a)	171 $	2	Government Properties Income Trust	185 $	4
Amtrust Financial Services Inc	583	7
First Mercury Financial Corp	1,272	17	REITS - Shopping Centers (0.04%)
Hallmark Financial Services (a)	202	2	Acadia Realty Trust	1,702	27
PMA Capital Corp (a)	162,090	976	Saul Centers Inc	740	26
RLI Corp	940	48	Tanger Factory Outlet Centers	2,571	99
Safety Insurance Group Inc	305	11			152
Tower Group Inc	56,435	1,247	REITS - Single Tenant (0.02%)
Universal Insurance Holdings Inc	1,522	9	Alexander's Inc (a)	136	40
		2,319	Getty Realty Corp	1,292	28
Protection - Safety (0.01%)					68
Landauer Inc	710	42	REITS - Warehouse & Industrial (0.02%)
			EastGroup Properties Inc	1,861	71
Publishing - Newspapers (0.21%)
Dolan Media Co (a)	72,638	718	Rental - Auto & Equipment (0.04%)
			Avis Budget Group Inc (a)	7,595	82
Publishing - Periodicals (0.00%)			McGrath Rentcorp	609	13
Primedia Inc	272	1	RSC Holdings Inc (a)	5,266	38
					133
Recreational Vehicles (0.05%)
Polaris Industries Inc	3,788	167	Research & Development (0.52%)
			Kendle International Inc (a)	582	12
Recycling (0.42%)			Parexel International Corp (a)	91,990	1,779
Metalico Inc (a)	292,339	1,441			1,791

REITS - Apartments (0.02%)			Resorts & Theme Parks (0.11%)
Mid-America Apartment Communities Inc	1,710	80	Bluegreen Corp (a)	148,367	362

REITS - Diversified (0.03%)			Respiratory Products (0.36%)
DuPont Fabros Technology Inc	2,604	43	ResMed Inc (a)	24,135	1,234
PS Business Parks Inc	705	34
			Retail - Apparel & Shoe (1.60%)
Washington Real Estate Investment Trust	1,201	31
			Buckle Inc/The	2,517	76
		108
			Cato Corp/The	3,422	70
REITS - Healthcare (0.03%)			Chico's FAS Inc	151,046	1,929
LTC Properties Inc	460	12	Childrens Place Retail Stores Inc/The (a)	2,732	87
National Health Investors Inc	245	8	Collective Brands Inc (a)	3,455	68
Omega Healthcare Investors Inc	1,851	35	Destination Maternity Corp (a)	875	21
Universal Health Realty Income Trust	1,101	36	Dress Barn Inc (a)	1,602	38
		91	DSW Inc (a)	130	3
REITS - Manufactured Homes (0.03%)			Finish Line Inc/The	4,289	47
Equity Lifestyle Properties Inc	1,906	92	Gymboree Corp (a)	2,863	112
UMH Properties Inc	409	3	HOT Topic Inc (a)	5,239	30
		95	J Crew Group Inc (a)	26,770	1,050
			JOS A Bank Clothiers Inc (a)	2,264	95
REITS - Mortgage (0.00%)
			Liz Claiborne Inc (a)	7,090	34
Invesco Mortgage Capital Inc	142	3
			Lululemon Athletica Inc (a)	5,031	142
Pennymac Mortgage Investment Trust (a)	236	4
			Men's Wearhouse Inc	503	10
		7
			Rue21 Inc (a)	561	16
			Stein Mart Inc (a)	4,429	35

Schedule of Investments
SmallCap Growth Fund II
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Apparel & Shoe (continued)			Retail - Miscellaneous/Diversified (0.01%)
Wet Seal Inc/The (a)	486,793 $	1,631	Pricesmart Inc	1,717 $	34
		5,494
			Retail - Office Supplies (0.02%)
Retail - Appliances (0.01%)			OfficeMax Inc (a)	5,926	77
hhgregg Inc (a)	2,365	50
			Retail - Pawn Shops (0.05%)
Retail - Auto Parts (0.23%)			Ezcorp Inc (a)	5,479	100
PEP Boys-Manny Moe & Jack	94,682	791	First Cash Financial Services Inc (a)	2,781	63
Retail - Automobile (0.01%)					163
America's Car-Mart Inc (a)	1,172	27	Retail - Perfume & Cosmetics (0.90%)
Sonic Automotive Inc (a)	1,445	14	Sally Beauty Holdings Inc (a)	4,310	36
		41	Ulta Salon Cosmetics & Fragrance Inc (a)	157,132	3,048
Retail - Bookstore (0.00%)					3,084
Books-A-Million Inc	136	1	Retail - Pet Food & Supplies (0.02%)
			PetMed Express Inc	2,887	53
Retail - Building Products (0.55%)
Lumber Liquidators Holdings Inc (a)	79,277	1,877	Retail - Petroleum Products (0.05%)
			World Fuel Services Corp	7,324	176
Retail - Computer Equipment (0.00%)
PC Mall Inc (a)	514	3	Retail - Restaurants (1.27%)
Systemax Inc	575	10	AFC Enterprises Inc (a)	441	4
		13	BJ's Restaurants Inc (a)	61,198	1,294
Retail - Convenience Store (0.04%)			Buffalo Wild Wings Inc (a)	1,932	90
Casey's General Stores Inc	3,770	116	California Pizza Kitchen Inc (a)	3,588	49
Pantry Inc/The (a)	484	6	Caribou Coffee Co Inc (a)	1,260	9
Susser Holdings Corp (a)	212	2	Carrols Restaurant Group Inc (a)	2,093	13
		124	CEC Entertainment Inc (a)	2,848	95
			Cheesecake Factory Inc/The (a)	7,435	157
Retail - Discount (0.78%)			CKE Restaurants Inc	5,243	44
99 Cents Only Stores (a)	111,070	1,448	Cracker Barrel Old Country Store Inc	2,061	76
Citi Trends Inc (a)	35,383	1,102	Denny's Corp (a)	17,852	43
Fred's Inc	2,231	22	DineEquity Inc (a)	1,889	43
HSN Inc (a)	4,915	94	Domino's Pizza Inc (a)	643	7
		2,666	Einstein Noah Restaurant Group Inc (a)	821	10
Retail - Fabric Store (0.01%)			Jack in the Box Inc (a)	6,132	120
Jo-Ann Stores Inc (a)	1,221	43	Papa John's International Inc (a)	2,192	52
			PF Chang's China Bistro Inc (a)	2,933	113
Retail - Gardening Products (0.07%)			Sonic Corp (a)	6,876	58
Tractor Supply Co	4,441	224	Texas Roadhouse Inc (a)	179,029	2,082
					4,359
Retail - Home Furnishings (0.01%)
Kirkland's Inc (a)	2,304	36	Retail - Sporting Goods (0.25%)
			Big 5 Sporting Goods Corp	2,661	39
Retail - Jewelry (0.01%)			Hibbett Sports Inc (a)	35,755	758
Fuqi International Inc (a)	2,273	37	Zumiez Inc (a)	3,514	45
					842
Retail - Mail Order (0.00%)
Sport Supply Group Inc	479	6	Retirement & Aged Care (0.01%)
			Emeritus Corp (a)	2,128	39

Schedule of Investments

SmallCap Growth Fund II

January 31, 2010 (unaudited)

	Shares	Value		Shares	Value

	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)

Rubber - Tires (0.23%)			Semiconductor Equipment (2.38%)

Cooper Tire & Rubber Co	45,754 $	779	Amtech Systems Inc (a)	112,406 $	1,170

			Entegris Inc (a)	278,830	1,015

Satellite Telecommunications (0.05%)			Formfactor Inc (a)	89,397	1,383

DigitalGlobe Inc (a)	1,883	44	Kulicke & Soffa Industries Inc (a)	271,837	1,253

GeoEye Inc (a)	1,887	48	Nanometrics Inc (a)	89,578	779

Hughes Communications Inc (a)	1,652	43	Tessera Technologies Inc (a)	6,139	105

Loral Space & Communications Inc (a)	1,154	33	Ultratech Inc (a)	2,537	35

		168	Veeco Instruments Inc (a)	76,852	2,446

Savings & Loans - Thrifts (0.03%)					8,186

Brookline Bancorp Inc	2,664	27	Steel - Producers (0.13%)

Brooklyn Federal Bancorp Inc	275	2	General Steel Holdings Inc (a)	113,988	437
Cheviot Financial Corp	111	1

Clifton Savings Bancorp Inc	183	1	Steel Pipe & Tube (0.01%)

Danvers Bancorp Inc	266	4	Furmanite Corp (a)	4,555	15

Heritage Financial Group	78	1	Omega Flex Inc	511	5

Investors Bancorp Inc (a)	733	9			20

Kearny Financial Corp	653	6	Storage & Warehousing (0.01%)

Kentucky First Federal Bancorp	85	1	Mobile Mini Inc (a)	1,699	24
Oritani Financial Corp	1,480	19

Prudential Bancorp Inc of Pennsylvania	660	6	Superconductor Production & Systems (0.92%)

Roma Financial Corp	635	7	American Superconductor Corp (a)	82,715	3,145

United Financial Bancorp Inc	513	7

		91	Telecommunication Equipment (0.97%)

			ADC Telecommunications Inc (a)	3,518	19

Schools (1.08%)			ADTRAN Inc	5,427	115
American Public Education Inc (a)	30,273	1,155
			Anaren Inc (a)	2,380	30
Bridgepoint Education Inc (a)	2,576	37
			Applied Signal Technology Inc	65,750	1,170
Capella Education Co (a)	14,583	1,070
			Arris Group Inc (a)	11,794	118
ChinaCast Education Corp (a)	6,299	42
			Comtech Telecommunications Corp (a)	3,552	126
Corinthian Colleges Inc (a)	89,261	1,250
			CPI International Inc (a)	395	4
Grand Canyon Education Inc (a)	1,696	34
			NICE Systems Ltd ADR (a)	51,797	1,508
K12 Inc (a)	2,537	51
			Plantronics Inc	5,437	144
Lincoln Educational Services Corp (a)	1,799	37
			Preformed Line Products Co	377	14
Universal Technical Institute Inc (a)	2,122	39
			ShoreTel Inc (a)	8,179	43
		3,715
			Tekelec (a)	2,799	42

Seismic Data Collection (0.01%)					3,333

Geokinetics Inc (a)	735	7
			Telecommunication Equipment - Fiber Optics (0.53%)
ION Geophysical Corp (a)	1,479	7
			Harmonic Inc (a)	9,252	56
TGC Industries Inc (a)	1,892	8
			IPG Photonics Corp (a)	119,002	1,714
		22
			Oplink Communications Inc (a)	2,758	41

Semiconductor Component - Integrated Circuits (1.05%)					1,811

Cirrus Logic Inc (a)	167,981	1,146
			Telecommunication Services (0.31%)
Emulex Corp (a)	94,856	1,066
			Cbeyond Inc (a)	2,487	31
Hittite Microwave Corp (a)	31,802	1,182
			Consolidated Communications Holdings Inc	2,256	39
Micrel Inc	3,435	26
			Global Crossing Ltd (a)	2,688	37
Power Integrations Inc	2,559	80
			Knology Inc (a)	1,918	21
Sigma Designs Inc (a)	4,156	46
			MasTec Inc (a)	4,792	59
TriQuint Semiconductor Inc (a)	10,531	63
			Neutral Tandem Inc (a)	38,245	591
		3,609
			NTELOS Holdings Corp	4,119	67

Schedule of Investments
SmallCap Growth Fund II
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Telecommunication Services (continued)			Transport - Rail (0.04%)
PAETEC Holding Corp (a)	13,188 $	42	Genesee & Wyoming Inc (a)	4,751 $	140
Premiere Global Services Inc (a)	5,027	40
RCN Corp (a)	3,937	39	Transport - Services (0.51%)
SAVVIS Inc (a)	4,489	71	Dynamex Inc (a)	1,279	20
USA Mobility Inc (a)	3,787	39	HUB Group Inc (a)	71,268	1,718
		1,076	PHI Inc (a)	1,311	26
					1,764
Telephone - Integrated (0.04%)
Alaska Communications Systems Group Inc	4,746	39	Transport - Truck (0.05%)
Cincinnati Bell Inc (a)	6,863	20	Forward Air Corp	1,489	35
HickoryTech Corp	2,421	21	Heartland Express Inc	3,413	47
Shenandoah Telecommunications Co	3,226	55	Knight Transportation Inc	4,851	88
		135			170
Theaters (0.37%)			Travel Services (0.03%)
Cinemark Holdings Inc	89,673	1,272	Ambassadors Group Inc	3,491	40
National CineMedia Inc	493	7	Interval Leisure Group Inc (a)	4,601	58
		1,279	Universal Travel Group (a)	1,665	15
					113
Therapeutics (0.73%)
Allos Therapeutics Inc (a)	7,752	56	Ultra Sound Imaging Systems (0.02%)
Cornerstone Therapeutics Inc (a)	1,209	6	SonoSite Inc (a)	2,167	59
Cypress Bioscience Inc (a)	7,041	36
			Veterinary Diagnostics (0.45%)
Inspire Pharmaceuticals Inc (a)	199,901	1,101
			Neogen Corp (a)	72,327	1,537
Isis Pharmaceuticals Inc (a)	75,234	840
ISTA Pharmaceuticals Inc (a)	6,169	22	Vitamins & Nutrition Products (0.02%)
MannKind Corp (a)	6,210	63	China-Biotics Inc (a)	1,773	23
Onyx Pharmaceuticals Inc (a)	6,631	191	Nutraceutical International Corp (a)	127	2
Questcor Pharmaceuticals Inc (a)	7,266	33	Schiff Nutrition International Inc	282	2
Theravance Inc (a)	5,732	63	USANA Health Sciences Inc (a)	1,163	33
Vivus Inc (a)	10,165	86			60
		2,497
			Water (0.01%)
Tobacco (0.03%)			Connecticut Water Service Inc	101	2
Alliance One International Inc (a)	7,335	37	Consolidated Water Co Ltd	890	12
Universal Corp/VA	343	16	Pennichuck Corp	171	4
Vector Group Ltd	4,171	58	York Water Co	893	12
		111			30
Transactional Software (0.17%)			Water Treatment Systems (0.01%)
ACI Worldwide Inc (a)	3,763	60	Energy Recovery Inc (a)	6,232	38
ArcSight Inc (a)	2,285	54
Bottomline Technologies Inc (a)	3,113	54	Web Hosting & Design (0.92%)
Solera Holdings Inc	7,469	247	NIC Inc	176,590	1,498
VeriFone Holdings Inc (a)	8,961	160	Rackspace Hosting Inc (a)	88,748	1,617
		575	Terremark Worldwide Inc (a)	6,240	51
Transport - Marine (0.04%)					3,166
Golar LNG Ltd (a)	3,845	45	Web Portals (0.53%)
Gulfmark Offshore Inc (a)	1,484	36	Earthlink Inc	2,435	20
Ship Finance International Ltd	3,330	48	Infospace Inc (a)	132,904	1,232
Teekay Tankers Ltd	1,950	17	Local.com Corp (a)	99,701	578
		146			1,830

Schedule of Investments
SmallCap Growth Fund II
January 31, 2010 (unaudited)

			Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
	Shares	Value	of investments held by the fund as of the period end were as follows:
	Held	(000's)
COMMON STOCKS (continued)			Unrealized Appreciation	$ 49,281
Wire & Cable Products (0.00%)			Unrealized Depreciation	(16,372)
Lihua International Inc (a)	333 $	3	Net Unrealized Appreciation (Depreciation)	32,909
			Cost for federal income tax purposes	309,212
Wireless Equipment (1.39%)			All dollar amounts are shown in thousands (000's)
Aruba Networks Inc (a)	123,845	1,287
Ceragon Networks Ltd (a)	108,762	1,282	Portfolio Summary (unaudited)
EMS Technologies Inc (a)	2,307	30	Sector	Percent
InterDigital Inc (a)	5,519	137	Consumer, Non-cyclical	30.55%
Novatel Wireless Inc (a)	5,630	42	Technology	17.48%
RF Micro Devices Inc (a)	31,044	119	Consumer, Cyclical	14.98%
			Communications	12.97%
Viasat Inc (a)	68,651	1,876	Industrial	10.92%
		4,773	Financial	5.92%
			Energy	4.39%
Wound, Burn & Skin Care (0.33%)			Basic Materials	2.27%
Obagi Medical Products Inc (a)	106,444	1,141	Utilities	0.06%
TOTAL COMMON STOCKS	$ 333,501		Diversified	0.00%
			Other Assets in Excess of Liabilities, Net	0.46%
	Principal		TOTAL NET ASSETS	100.00%
	Amount	Value
	(000's)	(000's)	Other Assets Summary (unaudited)
REPURCHASE AGREEMENTS (2.51%)			Asset Type	Percent
Diversified Banking Institutions (2.51%)			Futures	3.39%
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.10%
dated 01/29/10 maturing 02/01/10
(collateralized by Sovereign Agency
Issues; $2,624,000; 0.00% - 5.00%; dated
04/01/10 - 01/27/20)	$ 2,573 $	2,573
Investment in Joint Trading Account; Credit
Suisse Repurchase Agreement; 0.10%
dated 01/29/10 maturing 02/01/10
(collateralized by US Treasury Note;
$1,353,000; 0.88%; dated 03/31/11)	1,326	1,326
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.11% dated 01/29/10 maturing 02/01/10
(collateralized by Sovereign Agency
Issues; $2,408,000; 0.00% - 4.75%; dated
02/15/10 - 12/10/15)	2,361	2,361
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.11% dated 01/29/10 maturing 02/01/10
(collateralized by Sovereign Agency
Issues; $2,408,000; 1.13% - 3.15%; dated
12/15/11 - 01/22/15)	2,360	2,360
		8,620

TOTAL REPURCHASE AGREEMENTS	$ 8,620
Total Investments	$ 342,121
Other Assets in Excess of Liabilities, Net - 0.46%		1,586
TOTAL NET ASSETS - 100.00%	$ 343,707

(a) Non-Income Producing Security
(b) Security is Illiquid

Schedule of Investments
SmallCap Growth Fund II
January 31, 2010 (unaudited)

Futures Contracts
				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)
Russell 2000 Mini; March 2010	Buy	194	$ 12,308	$ 11,660	$ (648)
All dollar amounts are shown in thousands (000's)

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (95.65%)			COMMON STOCKS (continued)
Advanced Materials & Products (0.12%)			Athletic Footwear (0.06%)
Ceradyne Inc (a)	18,444 $	360	K-Swiss Inc (a)	19,428 $	176

Advertising Services (0.13%)			Audio & Video Products (0.23%)
inVentiv Health Inc (a)	24,131	371	Audiovox Corp (a)	13,311	89
			DTS Inc/CA (a)	12,587	356
Aerospace & Defense (1.01%)			Universal Electronics Inc (a)	9,835	234
Aerovironment Inc (a)	10,659	363			679
Cubic Corp	11,136	435
Esterline Technologies Corp (a)	21,372	807	Auto Repair Centers (0.19%)
National Presto Industries Inc	3,447	395	Midas Inc (a)	10,233	85
Teledyne Technologies Inc (a)	25,879	964	Monro Muffler Brake Inc	14,151	484
		2,964			569
Aerospace & Defense Equipment (1.56%)			Auto/Truck Parts & Equipment - Original (0.13%)
AAR Corp (a)	27,959	648	Spartan Motors Inc	23,616	142
Curtiss-Wright Corp	32,760	1,001	Superior Industries International Inc	16,664	245
GenCorp Inc (a)	36,554	205			387
Kaman Corp	18,494	460	Auto/Truck Parts & Equipment - Replacement (0.14%)
Moog Inc (a)	32,568	983	ATC Technology Corp/IL (a)	14,358	314
Orbital Sciences Corp (a)	40,823	645	Standard Motor Products Inc (a)	13,159	103
Triumph Group Inc	11,967	610			417
		4,552	Brewery (0.11%)
Agricultural Operations (0.12%)			Boston Beer Co Inc (a)	7,268	333
Andersons Inc/The	13,144	355
			Building - Maintenance & Service (0.22%)
Airlines (0.39%)			ABM Industries Inc	33,340	647
Allegiant Travel Co (a)	10,903	558
Skywest Inc	39,937	585	Building - Mobile Home & Manufactured Housing (0.12%)
		1,143	Skyline Corp	4,882	89
			Winnebago Industries (a)	20,892	250
Alternative Waste Technology (0.34%)					339
Calgon Carbon Corp (a)	40,199	538
Darling International Inc (a)	59,058	460	Building - Residential & Commercial (0.31%)
		998	M/I Homes Inc (a)	13,301	137
			Meritage Homes Corp (a)	22,832	511
Apparel Manufacturers (0.74%)			Standard Pacific Corp (a)	69,870	254
Carter's Inc (a)	40,785	1,055			902
Maidenform Brands Inc (a)	13,972	209
Oxford Industries Inc	9,966	178	Building & Construction - Miscellaneous (0.27%)
Quiksilver Inc (a)	92,364	186	Dycom Industries Inc (a)	28,025	229
True Religion Apparel Inc (a)	18,206	351	Insituform Technologies Inc (a)	27,926	572
Volcom Inc (a)	11,904	188			801
		2,167	Building & Construction Products -
			Miscellaneous (0.62%)
Applications Software (0.48%)			Drew Industries Inc (a)	13,533	252
Ebix Inc (a)	21,706	314	Gibraltar Industries Inc (a)	21,647	302
EPIQ Systems Inc (a)	23,373	279	NCI Building Systems Inc (a)	64,755	127
Progress Software Corp (a)	28,847	812	Quanex Building Products Corp	27,041	435
		1,405	Simpson Manufacturing Co Inc	27,620	681
Athletic Equipment (0.01%)					1,797
Nautilus Inc (a)	14,794	37

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Building Products - Air & Heating (0.17%)			Commercial Banks (continued)
AAON Inc	9,028 $	186	Bank of the Ozarks Inc	9,338 $	277
Comfort Systems USA Inc	27,454	322	City Holding Co	11,416	359
		508	Columbia Banking System Inc	20,182	383
Building Products - Cement & Aggregate (0.48%)			Community Bank System Inc	23,517	492
Eagle Materials Inc	31,464	718	East West Bancorp Inc	65,886	1,083
Texas Industries Inc	19,922	676	First BanCorp/Puerto Rico	54,503	124
		1,394	First Commonwealth Financial Corp	54,374	319
			First Financial Bancorp	35,235	578
Building Products - Doors & Windows (0.09%)			First Financial Bankshares Inc	14,956	793
Apogee Enterprises Inc	20,093	276	First Midwest Bancorp Inc/IL	51,138	673
Building Products - Wood (0.16%)			Glacier Bancorp Inc	44,257	635
Universal Forest Products Inc	13,902	472	Hancock Holding Co	20,365	834
			Hanmi Financial Corp (a)	36,774	73
Casino Hotels (0.02%)			Home Bancshares Inc/Conway AR	14,020	345
Monarch Casino & Resort Inc (a)	8,107	58	Independent Bank Corp/Rockland MA	15,033	350
			Nara Bancorp Inc (a)	23,256	213
Casino Services (0.12%)			National Penn Bancshares Inc	90,279	542
Shuffle Master Inc (a)	38,512	342	NBT Bancorp Inc	24,663	514
			Old National Bancorp/IN	62,610	754
Chemicals - Other (0.04%)			Pinnacle Financial Partners Inc (a)	23,671	358
American Vanguard Corp	14,821	112	PrivateBancorp Inc	42,052	572
Chemicals - Plastics (0.31%)			Prosperity Bancshares Inc	33,322	1,344
A Schulman Inc	18,742	422	S&T Bancorp Inc	17,314	303
PolyOne Corp (a)	66,426	495	Signature Bank/New York NY (a)	29,155	1,008
		917	Simmons First National Corp	10,792	290
			South Financial Group Inc/The	154,743	72
Chemicals - Specialty (1.35%)			Sterling Bancorp/NY	13,004	97
Arch Chemicals Inc	17,992	503	Sterling Bancshares Inc/TX	58,724	300
Balchem Corp	20,097	390	Susquehanna Bancshares Inc	62,051	487
HB Fuller Co	34,938	699	Tompkins Financial Corp	5,028	197
NewMarket Corp	8,411	759	Trustco Bank Corp NY	55,053	330
OM Group Inc (a)	21,946	716	UMB Financial Corp	21,475	848
Penford Corp	8,162	84	Umpqua Holdings Corp	62,330	770
Quaker Chemical Corp	7,952	139	United Bankshares Inc	27,445	683
Stepan Co	5,477	320	United Community Banks Inc/GA (a)	59,376	267
Zep Inc	15,522	343	Whitney Holding Corp/LA	69,271	860
		3,953	Wilshire Bancorp Inc	13,943	128
Circuit Boards (0.24%)			Wintrust Financial Corp	17,355	603
Park Electrochemical Corp	14,753	387			19,081
TTM Technologies Inc (a)	31,007	321	Commercial Services (1.31%)
		708	Arbitron Inc	19,058	483
Coffee (0.10%)			Healthcare Services Group Inc	31,230	640
Peet's Coffee & Tea Inc (a)	9,333	305	HMS Holdings Corp (a)	18,478	833
			Live Nation Entertainment Inc (a)	100,220	1,150
Collectibles (0.08%)			Pre-Paid Legal Services Inc (a)	5,270	210
RC2 Corp (a)	15,359	221	StarTek Inc (a)	8,544	63
			TeleTech Holdings Inc (a)	23,278	443
Commercial Banks (6.53%)
					3,822
Bank Mutual Corp	33,344	223

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Commercial Services - Finance (0.63%)			Consumer Products - Miscellaneous (continued)
Coinstar Inc (a)	22,313 $	576	WD-40 Co	11,885 $	366
Heartland Payment Systems Inc	26,913	384			1,487
Rewards Network Inc	6,262	81	Containers - Paper & Plastic (0.41%)
Wright Express Corp (a)	27,387	804	Rock-Tenn Co	27,831	1,188
		1,845
Communications Software (0.11%)			Cosmetics & Toiletries (0.44%)
Digi International Inc (a)	17,741	171	Chattem Inc (a)	13,677	1,278
Smith Micro Software Inc (a)	21,326	165
			Data Processing & Management (0.45%)
		336
			Bowne & Co Inc	28,790	189
Computer Services (0.86%)			CommVault Systems Inc (a)	30,246	641
CACI International Inc (a)	21,608	1,037	CSG Systems International Inc (a)	25,229	490
Ciber Inc (a)	49,946	161			1,320
Insight Enterprises Inc (a)	32,959	379
			Dental Supplies & Equipment (0.31%)
Manhattan Associates Inc (a)	16,180	339
			Align Technology Inc (a)	48,032	901
SYKES Enterprises Inc (a)	25,254	606
		2,522	Diagnostic Kits (0.20%)
Computer Software (0.36%)			Meridian Bioscience Inc	29,139	584
Avid Technology Inc (a)	20,463	259
Blackbaud Inc	31,717	707	Disposable Medical Products (0.23%)
Phoenix Technologies Ltd (a)	25,152	79	ICU Medical Inc (a)	9,147	318
		1,045	Merit Medical Systems Inc (a)	20,173	360
					678
Computers - Integrated Systems (0.60%)
Agilysys Inc	14,391	121	Distribution & Wholesale (1.40%)
Integral Systems Inc/MD (a)	12,448	92	Brightpoint Inc (a)	50,014	292
Mercury Computer Systems Inc (a)	16,885	202	MWI Veterinary Supply Inc (a)	8,769	331
MTS Systems Corp	11,918	307	Pool Corp	35,162	646
Netscout Systems Inc (a)	24,533	344	Scansource Inc (a)	19,083	539
Radiant Systems Inc (a)	19,746	228	School Specialty Inc (a)	11,505	254
Radisys Corp (a)	17,075	128	United Stationers Inc (a)	17,152	936
Stratasys Inc (a)	14,546	335	Watsco Inc	23,015	1,104
		1,757			4,102
Computers - Memory Devices (0.04%)			Diversified Manufacturing Operations (1.80%)
Hutchinson Technology Inc (a)	16,777	113	Actuant Corp	48,715	817
			Acuity Brands Inc	31,089	1,112
Computers - Peripheral Equipment (0.32%)			AO Smith Corp	16,347	696
Compellent Technologies Inc (a)	16,311	324	AZZ Inc	8,835	266
Synaptics Inc (a)	24,423	618	Barnes Group Inc	31,044	498
		942	EnPro Industries Inc (a)	14,362	350
			ESCO Technologies Inc	18,991	621
Consulting Services (0.31%)
Forrester Research Inc (a)	10,648	288	Griffon Corp (a)	31,663	374
MAXIMUS Inc	12,679	607	Lydall Inc (a)	12,091	76
		895	Standex International Corp	8,948	204
			Tredegar Corp	15,575	252
Consumer Products - Miscellaneous (0.51%)					5,266
Blyth Inc	4,282	120
Central Garden and Pet Co - A Shares (a)	48,851	429	Diversified Minerals (0.15%)
Helen of Troy Ltd (a)	21,662	511	AMCOL International Corp	17,842	448
Kid Brands Inc (a)	12,197	61

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diversified Operations & Commercial Services (0.39%)			Electronic Security Devices (0.19%)
Chemed Corp	16,202 $	753	American Science & Engineering Inc	6,386 $	496
Viad Corp	14,760	291	LoJack Corp (a)	13,032	56
Volt Information Sciences Inc (a)	8,683	81			552
		1,125	E-Marketing & Information (0.08%)
E-Commerce - Products (0.36%)			comScore Inc (a)	17,401	236
Blue Nile Inc (a)	10,457	539
NutriSystem Inc	22,229	453	Energy - Alternate Sources (0.08%)
Stamps.com Inc (a)	8,387	74	Headwaters Inc (a)	43,270	238
		1,066
			Engineering - Research & Development Services (0.58%)
Electric - Integrated (1.39%)			EMCOR Group Inc (a)	47,353	1,139
Allete Inc	21,301	667	Exponent Inc (a)	9,884	266
Avista Corp	39,344	802	Stanley Inc (a)	11,571	303
Central Vermont Public Service Corp	8,396	165			1,708
CH Energy Group Inc	11,352	449
			Engines - Internal Combustion (0.20%)
El Paso Electric Co (a)	31,785	612
			Briggs & Stratton Corp	35,913	594
UIL Holdings Corp	21,497	584
Unisource Energy Corp	25,690	789	Enterprise Software & Services (1.28%)
		4,068	Concur Technologies Inc (a)	30,641	1,215
Electric Products - Miscellaneous (0.16%)			Epicor Software Corp (a)	33,071	254
Littelfuse Inc (a)	15,634	470	JDA Software Group Inc (a)	25,510	668
			Omnicell Inc (a)	22,925	275
Electronic Components - Miscellaneous (1.04%)			SYNNEX Corp (a)	14,812	392
Bel Fuse Inc	8,360	159	Taleo Corp (a)	27,554	559
Benchmark Electronics Inc (a)	46,248	843	Tyler Technologies Inc (a)	19,848	372
CTS Corp	24,343	185			3,735
Daktronics Inc	24,756	193
			Entertainment Software (0.27%)
Methode Electronics Inc	26,949	296
			Take-Two Interactive Software Inc (a)	58,301	541
Plexus Corp (a)	28,412	966
			THQ Inc (a)	48,491	244
Rogers Corp (a)	11,306	271
					785
Technitrol Inc	29,569	132
		3,045	Environmental Consulting & Engineering (0.34%)
			Tetra Tech Inc (a)	44,007	996
Electronic Components - Semiconductors (1.24%)
Actel Corp (a)	18,807	207	E-Services - Consulting (0.27%)
Diodes Inc (a)	25,067	418	Perficient Inc (a)	22,024	214
DSP Group Inc (a)	16,448	113	Websense Inc (a)	31,420	582
Kopin Corp (a)	47,594	196			796
Microsemi Corp (a)	58,835	879
Skyworks Solutions Inc (a)	125,244	1,590	Fiduciary Banks (0.11%)
			Boston Private Financial Holdings Inc	46,607	334
Supertex Inc (a)	9,280	222
		3,625	Filtration & Separation Products (0.40%)
Electronic Measurement Instruments (0.36%)			CLARCOR Inc	36,154	1,171
Analogic Corp	9,247	370
Badger Meter Inc	10,737	406	Finance - Consumer Loans (0.34%)
FARO Technologies Inc (a)	11,565	209	Portfolio Recovery Associates Inc (a)	11,127	507
Keithley Instruments Inc	9,712	52	World Acceptance Corp (a)	11,671	472
		1,037			979
			Finance - Investment Banker & Broker (1.54%)
			Greenhill & Co Inc	14,732	1,146

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Finance - Investment Banker & Broker			Garden Products (0.33%)
(continued)			Toro Co	24,581 $	957
Investment Technology Group Inc (a)	31,397 $	644
LaBranche & Co Inc (a)	37,962	168	Gas - Distribution (1.88%)
optionsXpress Holdings Inc	30,657	440	Laclede Group Inc/The	15,921	514
Piper Jaffray Cos (a)	11,482	558	New Jersey Resources Corp	29,868	1,090
Stifel Financial Corp (a)	21,763	1,138	Northwest Natural Gas Co	19,045	826
SWS Group Inc	20,170	242	Piedmont Natural Gas Co Inc	52,511	1,348
TradeStation Group Inc (a)	23,762	168	South Jersey Industries Inc	21,400	820
		4,504	Southwest Gas Corp	32,288	893
Finance - Leasing Company (0.18%)					5,491
Financial Federal Corp	18,765	512	Golf (0.12%)
			Callaway Golf Co	46,307	345
Firearms & Ammunition (0.05%)
Sturm Ruger & Co Inc	13,699	143	Health Care Cost Containment (0.05%)
			Corvel Corp (a)	5,203	157
Food - Canned (0.30%)
TreeHouse Foods Inc (a)	22,932	888	Home Furnishings (0.22%)
			Ethan Allen Interiors Inc	18,692	271
Food - Miscellaneous/Diversified (0.73%)			La-Z-Boy Inc (a)	37,022	376
Cal-Maine Foods Inc	9,062	296			647
Diamond Foods Inc	11,942	429
Hain Celestial Group Inc (a)	29,283	468	Hotels & Motels (0.06%)
J&J Snack Foods Corp	10,171	426	Marcus Corp	15,008	168
Lance Inc	23,031	512
			Human Resources (0.78%)
		2,131	Administaff Inc	16,006	366
Food - Retail (0.05%)			AMN Healthcare Services Inc (a)	23,437	204
Great Atlantic & Pacific Tea Co (a)	20,916	157	CDI Corp	9,121	117
			Cross Country Healthcare Inc (a)	22,150	201
Food - Wholesale & Distribution (0.52%)			Heidrick & Struggles International Inc	12,260	312
Calavo Growers Inc	8,439	142	Kelly Services Inc (a)	19,074	250
Nash Finch Co	9,223	318	On Assignment Inc (a)	25,929	181
Spartan Stores Inc	16,111	218	Spherion Corp (a)	36,530	206
United Natural Foods Inc (a)	31,054	842	TrueBlue Inc (a)	31,466	456
		1,520			2,293
Footwear & Related Apparel (1.24%)			Identification Systems - Development (0.52%)
CROCS Inc (a)	61,534	452	Brady Corp	37,602	1,063
Deckers Outdoor Corp (a)	9,229	906	Checkpoint Systems Inc (a)	28,011	449
Iconix Brand Group Inc (a)	51,292	647			1,512
Skechers U.S.A. Inc (a)	24,009	674
Wolverine World Wide Inc	35,602	942	Industrial Audio & Video Products (0.06%)
		3,621	Sonic Solutions Inc (a)	21,368	183
Forestry (0.12%)			Industrial Automation & Robots (0.35%)
Deltic Timber Corp	7,686	345	Cognex Corp	28,486	466
			Gerber Scientific Inc (a)	18,109	89
Funeral Services & Related Items (0.28%)			Intermec Inc (a)	35,741	474
Hillenbrand Inc	44,453	816			1,029
Gambling (Non-Hotel) (0.12%)			Instruments - Controls (0.21%)
Pinnacle Entertainment Inc (a)	43,151	352	Watts Water Technologies Inc	21,078	610

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Instruments - Scientific (0.50%)			Machinery - Electrical (0.25%)
Dionex Corp (a)	12,729 $	889	Baldor Electric Co	30,118 $	743
FEI Co (a)	27,066	563
		1,452	Machinery - Farm (0.12%)
			Lindsay Corp	8,913	359
Insurance Brokers (0.10%)
eHealth Inc (a)	16,765	305	Machinery - General Industry (1.10%)
			Albany International Corp	19,714	392
Internet Application Software (0.55%)			Applied Industrial Technologies Inc	26,750	583
Cybersource Corp (a)	50,265	909	Gardner Denver Inc	37,389	1,490
DealerTrack Holdings Inc (a)	29,029	522	Intevac Inc (a)	15,849	226
eResearchTechnology Inc (a)	30,286	186	Robbins & Myers Inc	23,588	524
		1,617			3,215
Internet Connectivity Services (0.03%)			Machinery - Material Handling (0.07%)
PC-Tel Inc (a)	13,415	78	Cascade Corp	6,567	190

Internet Content - Information & News (0.07%)			Medical - Biomedical/Gene (1.04%)
Knot Inc/The (a)	21,558	197	Arqule Inc (a)	20,212	65
Internet Security (0.25%)			Cambrex Corp (a)	21,033	113
Blue Coat Systems Inc (a)	29,144	718	Cubist Pharmaceuticals Inc (a)	41,619	853
			Emergent Biosolutions Inc (a)	11,945	171
Internet Telephony (0.23%)			Enzo Biochem Inc (a)	24,004	114
j2 Global Communications Inc (a)	32,440	666	Martek Biosciences Corp (a)	23,873	514
			Regeneron Pharmaceuticals Inc (a)	45,673	1,218
Investment Management & Advisory Services (0.09%)					3,048
National Financial Partners Corp (a)	29,702	251
			Medical - Drugs (0.92%)
Lasers - Systems & Components (0.54%)			PharMerica Corp (a)	21,987	358
Cymer Inc (a)	20,720	650	Salix Pharmaceuticals Ltd (a)	39,873	1,167
Electro Scientific Industries Inc (a)	19,700	221	Savient Pharmaceuticals Inc (a)	47,853	614
II-VI Inc (a)	17,842	477	Viropharma Inc (a)	55,622	549
Newport Corp (a)	26,026	221			2,688
		1,569	Medical - Generic Drugs (0.23%)
Leisure & Recreation Products (0.27%)			Par Pharmaceutical Cos Inc (a)	25,008	658
Brunswick Corp/DE	63,419	681
Multimedia Games Inc (a)	19,548	96	Medical - HMO (1.17%)
			AMERIGROUP Corp (a)	36,696	934
		777
			Centene Corp (a)	34,496	664
Life & Health Insurance (0.28%)			Healthspring Inc (a)	35,154	612
Delphi Financial Group Inc	34,077	690	Magellan Health Services Inc (a)	25,253	997
Presidential Life Corp	14,869	134	Molina Healthcare Inc (a)	9,542	212
		824			3,419
Linen Supply & Related Items (0.29%)			Medical - Hospitals (0.03%)
G&K Services Inc	13,362	334	Medcath Corp (a)	12,697	86
Unifirst Corp/MA	10,299	517
		851	Medical - Nursing Homes (0.12%)
Machinery - Construction & Mining (0.12%)			Odyssey HealthCare Inc (a)	23,795	349
Astec Industries Inc (a)	14,253	355	Medical - Outpatient & Home Medical Care (1.05%)
			Air Methods Corp (a)	7,830	239
			Almost Family Inc (a)	5,846	213

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Outpatient & Home Medical Care			Metal Processors & Fabrication (0.80%)
(continued)			CIRCOR International Inc	12,203 $	345
Amedisys Inc (a)	20,085 $	1,104	Kaydon Corp	23,864	780
Amsurg Corp (a)	22,029	465	Mueller Industries Inc	27,039	665
Gentiva Health Services Inc (a)	21,051	538	RTI International Metals Inc (a)	21,549	533
LHC Group Inc (a)	10,864	334			2,323
Res-Care Inc (a)	18,412	166
		3,059	Metal Products - Distribution (0.12%)
			AM Castle & Co	12,011	117
Medical Information Systems (0.72%)			Lawson Products Inc/DE	2,877	46
Computer Programs & Systems Inc	7,014	264	Olympic Steel Inc	6,488	180
Eclipsys Corp (a)	40,905	682			343
Phase Forward Inc (a)	31,094	455
Quality Systems Inc	13,578	700	Miscellaneous Manufacturers (0.16%)
		2,101	John Bean Technologies Corp	19,831	327
			Movado Group Inc (a)	12,826	140
Medical Instruments (0.85%)					467
Abaxis Inc (a)	15,817	381
Conmed Corp (a)	20,903	450	Multi-Line Insurance (0.09%)
CryoLife Inc (a)	20,443	129	United Fire & Casualty Co	16,043	270
Integra LifeSciences Holdings Corp (a)	14,728	565
			Multimedia (0.05%)
Kensey Nash Corp (a)	7,967	193	EW Scripps Co (a)	20,793	141
Natus Medical Inc (a)	20,392	277
SurModics Inc (a)	12,551	251	Networking Products (0.68%)
Symmetry Medical Inc (a)	25,717	229	Adaptec Inc (a)	86,528	263
		2,475	Anixter International Inc (a)	20,734	864
Medical Laboratory & Testing Service (0.25%)			Black Box Corp	12,604	347
Bio-Reference Labs Inc (a)	8,542	323	Netgear Inc (a)	24,867	513
Genoptix Inc (a)	12,328	401			1,987
		724	Non-Ferrous Metals (0.09%)
Medical Laser Systems (0.07%)			Brush Engineered Materials Inc (a)	14,530	261
LCA-Vision Inc (a)	13,369	78
Palomar Medical Technologies Inc (a)	12,977	119	Office Furnishings - Original (0.11%)
		197	Interface Inc	40,436	328
Medical Products (2.46%)			Office Supplies & Forms (0.02%)
American Medical Systems Holdings Inc (a)	53,467	1,027	Standard Register Co/The	9,118	49
Cantel Medical Corp	9,239	178
Cooper Cos Inc/The	32,450	1,146	Oil - Field Services (1.62%)
Cyberonics Inc (a)	17,144	321	Basic Energy Services Inc (a)	16,365	154
Greatbatch Inc (a)	16,656	327	CARBO Ceramics Inc	13,746	906
Haemonetics Corp (a)	18,395	1,041	Hornbeck Offshore Services Inc (a)	16,506	355
Hanger Orthopedic Group Inc (a)	22,754	370	Matrix Service Co (a)	18,817	190
Invacare Corp	23,202	581	Oil States International Inc (a)	35,746	1,317
Osteotech Inc (a)	12,941	44	SEACOR Holdings Inc (a)	14,540	1,021
PSS World Medical Inc (a)	42,855	880	Superior Well Services Inc (a)	13,232	209
West Pharmaceutical Services Inc	23,702	861	Tetra Technologies Inc (a)	54,175	567
Zoll Medical Corp (a)	15,153	422			4,719
		7,198	Oil & Gas Drilling (0.17%)
Metal - Aluminum (0.16%)			Pioneer Drilling Co (a)	38,876	309
Century Aluminum Co (a)	41,204	466

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil & Gas Drilling (continued)			Private Corrections (0.23%)
Seahawk Drilling Inc (a)	8,366 $	175	Geo Group Inc/The (a)	36,893 $	683
		484
			Property & Casualty Insurance (2.06%)
Oil Company - Exploration & Production (1.33%)			American Physicians Capital Inc	6,363	177
Penn Virginia Corp	32,597	791	Amerisafe Inc (a)	13,560	235
Petroleum Development Corp (a)	13,808	289	Employers Holdings Inc	31,605	418
Petroquest Energy Inc (a)	37,786	206	Infinity Property & Casualty Corp	9,769	387
St Mary Land & Exploration Co	44,916	1,439	Navigators Group Inc (a)	9,638	411
Stone Energy Corp (a)	30,146	481	ProAssurance Corp (a)	23,281	1,182
Swift Energy Co (a)	26,892	674	RLI Corp	12,738	656
		3,880	Safety Insurance Group Inc	10,810	378
Oil Field Machinery & Equipment (0.68%)			Selective Insurance Group	38,119	590
Dril-Quip Inc (a)	21,530	1,130	Stewart Information Services Corp	13,100	134
Gulf Island Fabrication Inc	10,266	179	Tower Group Inc	32,274	713
Lufkin Industries Inc	10,686	678	Zenith National Insurance Corp	26,838	749
		1,987			6,030
Oil Refining & Marketing (0.26%)			Protection - Safety (0.14%)
Holly Corp	29,592	772	Landauer Inc	6,718	397

Paper & Related Products (0.73%)			Publicly Traded Investment Fund (0.20%)
Buckeye Technologies Inc (a)	27,825	318	iShares S&P SmallCap 600 Index Fund	10,830	575
Clearwater Paper Corp (a)	8,163	399
Neenah Paper Inc	10,526	147	Real Estate Operator & Developer (0.16%)
Schweitzer-Mauduit International Inc	12,709	956	Forestar Group Inc (a)	25,796	479
Wausau Paper Corp (a)	35,139	310
		2,130	Recreational Vehicles (0.38%)
			Arctic Cat Inc (a)	8,772	74
Pharmacy Services (0.37%)			Polaris Industries Inc	23,486	1,038
Catalyst Health Solutions Inc (a)	27,608	1,086			1,112

Physical Therapy & Rehabilitation Centers (0.18%)			REITS - Apartments (0.91%)
RehabCare Group Inc (a)	17,709	515	Home Properties Inc	24,097	1,068
			Mid-America Apartment Communities Inc	20,727	973
Physician Practice Management (0.91%)			Post Properties Inc	34,801	621
Healthways Inc (a)	24,276	414			2,662
IPC The Hospitalist Co Inc (a)	9,741	331
			REITS - Diversified (0.90%)
Mednax Inc (a)	33,421	1,901	Colonial Properties Trust	47,626	524
		2,646	Entertainment Properties Trust	30,177	1,054
Poultry (0.20%)			Lexington Realty Trust	73,498	437
Sanderson Farms Inc	12,557	587	PS Business Parks Inc	12,961	621
					2,636
Power Converter & Supply Equipment (0.16%)
Advanced Energy Industries Inc (a)	23,847	313	REITS - Healthcare (0.65%)
Magnetek Inc (a)	22,258	30	Healthcare Realty Trust Inc	42,638	894
Vicor Corp (a)	14,065	122	LTC Properties Inc	16,674	423
		465	Medical Properties Trust Inc	57,577	577
					1,894
Printing - Commercial (0.09%)
Consolidated Graphics Inc (a)	8,018	271	REITS - Hotels (0.56%)
			DiamondRock Hospitality Co	89,065	725

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Hotels (continued)			Retail - Apparel & Shoe (continued)
LaSalle Hotel Properties	45,617 $	919	Stein Mart Inc (a)	18,756 $	148
		1,644			7,077
REITS - Office Property (0.98%)			Retail - Auto Parts (0.10%)
BioMed Realty Trust Inc	70,532	1,028	PEP Boys-Manny Moe & Jack	33,446	279
Franklin Street Properties Corp	48,645	611
Kilroy Realty Corp	30,991	895	Retail - Automobile (0.31%)
Parkway Properties Inc/MD	15,530	323	Group 1 Automotive Inc (a)	17,388	504
		2,857	Lithia Motors Inc (a)	15,195	119
			Sonic Automotive Inc (a)	28,455	272
REITS - Regional Malls (0.09%)					895
Pennsylvania Real Estate Investment Trust	28,512	255
			Retail - Building Products (0.09%)
REITS - Shopping Centers (0.90%)			Lumber Liquidators Holdings Inc (a)	11,132	264
Acadia Realty Trust	28,565	455
Cedar Shopping Centers Inc	32,491	227	Retail - Convenience Store (0.38%)
Inland Real Estate Corp	50,936	430	Casey's General Stores Inc	36,568	1,122
Kite Realty Group Trust	45,244	171
			Retail - Discount (0.32%)
Tanger Factory Outlet Centers	28,929	1,108
			Fred's Inc	28,762	289
Urstadt Biddle Properties Inc	15,389	231
			HSN Inc (a)	28,371	543
		2,622
			Tuesday Morning Corp (a)	22,460	98
REITS - Single Tenant (0.41%)					930
National Retail Properties Inc	59,181	1,195
			Retail - Fabric Store (0.23%)
REITS - Storage (0.47%)			Jo-Ann Stores Inc (a)	19,250	674
Extra Space Storage Inc	62,078	705
			Retail - Gardening Products (0.45%)
Sovran Self Storage Inc	19,746	669
			Tractor Supply Co	25,963	1,310
		1,374
REITS - Warehouse & Industrial (0.25%)			Retail - Home Furnishings (0.06%)
EastGroup Properties Inc	18,768	718	Haverty Furniture Cos Inc	13,430	166

Research & Development (0.35%)			Retail - Jewelry (0.01%)
Kendle International Inc (a)	10,689	216	Zale Corp (a)	17,029	37
Parexel International Corp (a)	41,766	808
		1,024	Retail - Leisure Products (0.05%)
			MarineMax Inc (a)	15,284	138
Retail - Apparel & Shoe (2.42%)
Brown Shoe Co Inc	30,786	377	Retail - Office Supplies (0.24%)
Buckle Inc/The	18,281	555	OfficeMax Inc (a)	54,796	711
Cato Corp/The	21,226	434
Childrens Place Retail Stores Inc/The (a)	19,675	626	Retail - Pawn Shops (0.64%)
Christopher & Banks Corp	25,854	172	Cash America International Inc	21,046	791
Dress Barn Inc (a)	39,149	921	Ezcorp Inc (a)	34,943	635
Finish Line Inc/The	40,502	449	First Cash Financial Services Inc (a)	19,069	435
Genesco Inc (a)	16,284	384			1,861
Gymboree Corp (a)	21,451	837	Retail - Pet Food & Supplies (0.10%)
HOT Topic Inc (a)	31,815	183	PetMed Express Inc	16,405	302
JOS A Bank Clothiers Inc (a)	13,140	551
Liz Claiborne Inc (a)	68,236	332	Retail - Petroleum Products (0.35%)
Men's Wearhouse Inc	37,471	755	World Fuel Services Corp	42,677	1,026
Stage Stores Inc	27,352	353

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Restaurants (2.25%)			Semiconductor Component - Integrated
BJ's Restaurants Inc (a)	15,192 $	321	Circuits (continued)
Buffalo Wild Wings Inc (a)	12,946	606	TriQuint Semiconductor Inc (a)	109,272 $	656
California Pizza Kitchen Inc (a)	17,370	240			3,496
CEC Entertainment Inc (a)	16,333	542	Semiconductor Equipment (1.78%)
CKE Restaurants Inc	39,636	331	ATMI Inc (a)	22,537	378
Cracker Barrel Old Country Store Inc	16,435	607	Brooks Automation Inc (a)	46,259	386
DineEquity Inc (a)	10,859	247	Cabot Microelectronics Corp (a)	16,840	592
Jack in the Box Inc (a)	41,149	803	Cohu Inc	16,839	218
Landry's Restaurants Inc (a)	5,797	120	Kulicke & Soffa Industries Inc (a)	49,778	229
O'Charleys Inc (a)	13,471	100	MKS Instruments Inc (a)	35,558	590
Papa John's International Inc (a)	15,821	373	Rudolph Technologies Inc (a)	22,249	140
PF Chang's China Bistro Inc (a)	16,620	642	Ultratech Inc (a)	17,011	232
Red Robin Gourmet Burgers Inc (a)	11,191	206	Varian Semiconductor Equipment
Ruby Tuesday Inc (a)	46,322	320	Associates Inc (a)	52,846	1,550
Ruth's Hospitality Group Inc (a)	14,410	40	Veeco Instruments Inc (a)	27,671	881
Sonic Corp (a)	43,870	370			5,196
Steak N Shake Co/The (a)	880	283	Storage & Warehousing (0.12%)
Texas Roadhouse Inc (a)	36,864	429	Mobile Mini Inc (a)	25,510	358
		6,580
			Telecommunication Equipment (0.97%)
Retail - Sporting Goods (0.45%)			Applied Signal Technology Inc	9,458	168
Big 5 Sporting Goods Corp	15,467	226	Arris Group Inc (a)	90,043	904
Cabela's Inc (a)	28,966	467	Comtech Telecommunications Corp (a)	20,284	717
Hibbett Sports Inc (a)	20,587	437	Network Equipment Technologies Inc (a)	21,352	96
Zumiez Inc (a)	14,994	191	Symmetricom Inc (a)	31,390	160
		1,321	Tekelec (a)	48,361	725
Rubber & Plastic Products (0.06%)			Tollgrade Communications Inc (a)	9,117	57
Myers Industries Inc	20,270	185			2,827

Savings & Loans - Thrifts (0.22%)			Telecommunication Equipment - Fiber Optics (0.14%)
Brookline Bancorp Inc	42,398	424	Harmonic Inc (a)	69,029	419
Dime Community Bancshares	18,281	221
			Telecommunication Services (0.40%)
		645	Cbeyond Inc (a)	18,513	231
Schools (0.52%)			Iowa Telecommunications Services Inc	23,562	385
American Public Education Inc (a)	13,081	499	Neutral Tandem Inc (a)	24,096	372
Capella Education Co (a)	10,436	766	USA Mobility Inc (a)	16,242	169
Universal Technical Institute Inc (a)	14,552	267			1,157
		1,532
			Telephone - Integrated (0.07%)
Seismic Data Collection (0.14%)			General Communication Inc (a)	32,047	190
ION Geophysical Corp (a)	85,073	404
			Textile - Apparel (0.04%)
Semiconductor Component - Integrated Circuits (1.20%)			Perry Ellis International Inc (a)	7,316	117
Cypress Semiconductor Corp (a)	111,854	1,124
Exar Corp (a)	31,328	220	Therapeutics (0.01%)
Hittite Microwave Corp (a)	15,362	571	Theragenics Corp (a)	24,033	32
Micrel Inc	30,888	231
Pericom Semiconductor Corp (a)	18,364	162	Tobacco (0.11%)
Sigma Designs Inc (a)	19,224	213	Alliance One International Inc (a)	63,986	326
Standard Microsystems Corp (a)	15,972	319

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2010 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)
COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (continued)
Toys (0.08%)			Diversified Banking Institutions (continued)
Jakks Pacific Inc (a)	20,043 $	220	Investment in Joint Trading Account; Credit
			Suisse Repurchase Agreement; 0.10%
Transport - Services (0.54%)			dated 01/29/10 maturing 02/01/10
Bristow Group Inc (a)	25,771	920	(collateralized by US Treasury Note;
			$1,933,000; 0.88%; dated 03/31/11)	$ 1,895 $	1,895
HUB Group Inc (a)	27,212	656	Investment in Joint Trading Account;
		1,576	Deutsche Bank Repurchase Agreement;
Transport - Truck (0.94%)			0.11% dated 01/29/10 maturing 02/01/10
			(collateralized by Sovereign Agency
Arkansas Best Corp	18,162	409	Issues; $3,441,000; 0.00% - 4.75%; dated
Forward Air Corp	20,807	492	02/15/10 - 12/10/15)	3,373	3,373
Heartland Express Inc	37,779	525	Investment in Joint Trading Account;
Knight Transportation Inc	41,862	758	Morgan Stanley Repurchase Agreement;
Old Dominion Freight Line Inc (a)	20,084	552	0.11% dated 01/29/10 maturing 02/01/10
			(collateralized by Sovereign Agency
		2,736	Issues; $3,441,000; 1.13% - 3.15%; dated
Travel Services (0.12%)			12/15/11 - 01/22/15)	3,373	3,373
Interval Leisure Group Inc (a)	28,421	362			12,318
			TOTAL REPURCHASE AGREEMENTS	$ 12,318
Veterinary Diagnostics (0.12%)
Neogen Corp (a)	15,990	340	Total Investments	$ 291,837
			Other Assets in Excess of Liabilities, Net - 0.13%		392
Vitamins & Nutrition Products (0.01%)			TOTAL NET ASSETS - 100.00%	$ 292,229
Mannatech Inc	11,221	34

Water (0.15%)			(a) Non-Income Producing Security
American States Water Co	13,296	442
			Unrealized Appreciation (Depreciation)
Web Portals (0.21%)			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Infospace Inc (a)	25,410	236	of investments held by the fund as of the period end were as follows:
United Online Inc	60,754	384
			Unrealized Appreciation	$ 31,856
		620
			Unrealized Depreciation		(69,125)
Wire & Cable Products (0.35%)			Net Unrealized Appreciation (Depreciation)		(37,269)
Belden Inc	33,511	765	Cost for federal income tax purposes		329,106
Encore Wire Corp	13,549	271	All dollar amounts are shown in thousands (000's)
		1,036
Wireless Equipment (0.29%)			Portfolio Summary (unaudited)
EMS Technologies Inc (a)	10,968	140	Sector		Percent
Novatel Wireless Inc (a)	22,155	166	Financial		22.04%
			Consumer, Non-cyclical		19.23%
Viasat Inc (a)	20,150	551	Industrial		17.57%
		857	Consumer, Cyclical		15.70%
			Technology		9.71%
TOTAL COMMON STOCKS	$ 279,519		Communications		4.77%
	Principal		Energy		4.27%
			Utilities		3.42%
	Amount	Value	Basic Materials		2.96%
	(000's)	(000's)	Exchange Traded Funds		0.20%
REPURCHASE AGREEMENTS (4.22%)			Other Assets in Excess of Liabilities, Net		0.13%
Diversified Banking Institutions (4.22%)			TOTAL NET ASSETS		100.00%
Investment in Joint Trading Account; Bank			Other Assets Summary (unaudited)
of America Repurchase Agreement; 0.10%
dated 01/29/10 maturing 02/01/10			Asset Type		Percent
(collateralized by Sovereign Agency			Futures		4.03%
Issues; $3,750,000; 0.00% - 5.00%; dated
04/01/10 - 01/27/20)	$ 3,677 $	3,677

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2010 (unaudited)

Futures Contracts
				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)
Russell 2000 Mini; March 2010	Buy	196	$ 12,373	$ 11,779	$ (594)
All dollar amounts are shown in thousands (000's)

Schedule of Investments
SmallCap Value Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (97.97%)			COMMON STOCKS (continued)
Aerospace & Defense (1.08%)			Commercial Banks (continued)
Esterline Technologies Corp (a)	68,560 $	2,589	CVB Financial Corp	271,690 $	2,603
Teledyne Technologies Inc (a)	57,920	2,158	First Bancorp/Troy NC	89,985	1,393
		4,747	First Financial Bankshares Inc	42,250	2,241
Aerospace & Defense Equipment (1.09%)			FirstMerit Corp	133,406	2,734
Moog Inc (a)	49,320	1,489	Great Southern Bancorp Inc	120,590	2,710
Triumph Group Inc	65,270	3,324	Independent Bank Corp/Rockland MA	136,710	3,185
		4,813	Prosperity Bancshares Inc	104,160	4,200
			Renasant Corp	154,200	2,213
Airlines (0.44%)			Republic Bancorp Inc/KY	106,020	1,761
Skywest Inc	132,898	1,944	Simmons First National Corp	35,253	946
Applications Software (0.55%)			Southside Bancshares Inc	75,540	1,503
Quest Software Inc (a)	141,190	2,431	Tompkins Financial Corp	23,833	934
			Trustmark Corp	144,470	3,294
Auto/Truck Parts & Equipment - Original (1.07%)			Wilshire Bancorp Inc	314,220	2,894
Modine Manufacturing Co (a)	217,360	2,067			48,123
Tenneco Inc (a)	149,160	2,637	Commercial Services - Finance (0.51%)
		4,704	Global Cash Access Holdings Inc (a)	278,620	2,257
Batteries & Battery Systems (0.59%)
EnerSys (a)	133,700	2,606	Computer Services (0.59%)
			CACI International Inc (a)	54,600	2,619
Building - Heavy Construction (1.12%)
Granite Construction Inc	70,770	2,186	Computer Software (0.42%)
Sterling Construction Co Inc (a)	145,070	2,759	Double-Take Software Inc (a)	182,510	1,863
		4,945	Consumer Products - Miscellaneous (1.04%)
Building - Maintenance & Service (0.56%)			Central Garden and Pet Co - A Shares (a)	235,120	2,067
ABM Industries Inc	127,690	2,480	Helen of Troy Ltd (a)	106,660	2,514
					4,581
Building - Residential & Commercial (0.40%)
Ryland Group Inc	78,680	1,751	Containers - Metal & Glass (0.48%)
			Silgan Holdings Inc	41,290	2,141
Building & Construction - Miscellaneous (0.61%)
Insituform Technologies Inc (a)	130,940	2,682	Containers - Paper & Plastic (0.59%)
			Rock-Tenn Co	61,140	2,610
Chemicals - Diversified (1.23%)
Innophos Holdings Inc	131,530	2,573	Data Processing & Management (0.65%)
Olin Corp	172,000	2,838	Acxiom Corp (a)	185,600	2,855
		5,411	Distribution & Wholesale (0.90%)
Chemicals - Specialty (1.61%)			Beacon Roofing Supply Inc (a)	137,590	2,311
Arch Chemicals Inc	70,089	1,960	Core-Mark Holding Co Inc (a)	55,220	1,647
HB Fuller Co	114,310	2,288			3,958
Sensient Technologies Corp	110,090	2,857	Diversified Manufacturing Operations (2.02%)
		7,105	Actuant Corp	115,230	1,932
Commercial Banks (10.90%)			Ameron International Corp	32,630	2,253
Bancfirst Corp	51,510	2,076	AO Smith Corp	61,470	2,617
Banco Latinoamericano de Comercio			Koppers Holdings Inc	75,140	2,098
Exterior SA	196,470	2,782			8,900
City Holding Co	126,654	3,981
Community Bank System Inc	163,480	3,418	Electric - Integrated (2.54%)
Community Trust Bancorp Inc	128,521	3,255	Avista Corp	173,270	3,531

Schedule of Investments
SmallCap Value Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electric - Integrated (continued)			Gas - Distribution (continued)
Central Vermont Public Service Corp	104,280 $	2,048	Southwest Gas Corp	116,210 $	3,216
NorthWestern Corp	101,420	2,480	WGL Holdings Inc	63,540	2,016
UIL Holdings Corp	115,710	3,144			10,782
		11,203	Human Resources (0.52%)
Electronic Components - Miscellaneous (1.75%)			On Assignment Inc (a)	327,070	2,283
CTS Corp	246,320	1,874
OSI Systems Inc (a)	109,560	2,900	Identification Systems - Development (0.99%)
Plexus Corp (a)	86,640	2,947	Brady Corp	75,380	2,130
		7,721	Checkpoint Systems Inc (a)	138,340	2,219
					4,349
Electronic Design Automation (0.50%)
Cogo Group Inc (a)	348,290	2,215	Instruments - Controls (0.59%)
			Watts Water Technologies Inc	89,440	2,587
Engineering - Research & Development Services (0.53%)
EMCOR Group Inc (a)	98,120	2,361	Instruments - Scientific (0.49%)
			FEI Co (a)	104,190	2,167
Engines - Internal Combustion (0.45%)
Briggs & Stratton Corp	119,480	1,975	Internet Infrastructure Software (0.60%)
			TIBCO Software Inc (a)	293,290	2,628
Enterprise Software & Services (1.73%)
JDA Software Group Inc (a)	101,520	2,661	Internet Telephony (0.51%)
Mantech International Corp (a)	52,707	2,525	j2 Global Communications Inc (a)	110,380	2,267
SYNNEX Corp (a)	92,160	2,440
			Investment Companies (1.12%)
		7,626
			Hercules Technology Growth Capital Inc	259,830	2,614
Environmental Consulting & Engineering (0.42%)			PennantPark Investment Corp	257,436	2,330
Tetra Tech Inc (a)	81,150	1,837			4,944

Finance - Consumer Loans (1.50%)			Investment Management & Advisory Services (0.60%)
Encore Capital Group Inc (a)	127,280	2,007	Calamos Asset Management Inc	206,000	2,668
World Acceptance Corp (a)	113,960	4,603
			Lasers - Systems & Components (0.50%)
		6,610
			Cymer Inc (a)	69,680	2,186
Finance - Investment Banker & Broker (1.94%)
Evercore Partners Inc - Class A	84,240	2,516	Life & Health Insurance (0.58%)
Investment Technology Group Inc (a)	102,330	2,098	Delphi Financial Group Inc	126,650	2,565
Knight Capital Group Inc (a)	96,690	1,512
Piper Jaffray Cos (a)	49,940	2,426	Machinery - Electrical (0.55%)
		8,552	Regal-Beloit Corp	51,540	2,443
Finance - Other Services (0.33%)			Machinery - Farm (0.43%)
BGC Partners Inc	356,310	1,450	Alamo Group Inc	106,820	1,917

Food - Canned (0.95%)			Machinery - General Industry (0.51%)
Seneca Foods Corp (a)	69,030	1,864	Altra Holdings Inc (a)	203,700	2,245
TreeHouse Foods Inc (a)	59,620	2,309
		4,173	Medical - Biomedical/Gene (0.92%)
			Incyte Corp (a)	381,510	4,075
Food - Wholesale & Distribution (0.61%)
Fresh Del Monte Produce Inc (a)	132,640	2,697	Medical - Generic Drugs (0.51%)
			Par Pharmaceutical Cos Inc (a)	85,460	2,249
Gas - Distribution (2.44%)
New Jersey Resources Corp	78,680	2,871
Northwest Natural Gas Co	61,780	2,679

Schedule of Investments
SmallCap Value Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - HMO (0.61%)			Private Corrections (0.56%)
Magellan Health Services Inc (a)	67,660 $	2,671	Cornell Cos Inc (a)	118,530 $	2,489

Medical - Outpatient & Home Medical Care (0.74%)			Property & Casualty Insurance (1.36%)
Amedisys Inc (a)	59,580	3,274	American Physicians Capital Inc	76,276	2,117
			Amerisafe Inc (a)	106,750	1,847
Medical Products (0.34%)			Harleysville Group Inc	63,809	2,061
Cantel Medical Corp	78,910	1,521			6,025

Metal - Aluminum (0.51%)			Publishing - Books (0.61%)
Kaiser Aluminum Corp	64,520	2,268	Scholastic Corp	89,700	2,682

Metal Processors & Fabrication (1.03%)			Recreational Centers (0.50%)
CIRCOR International Inc	77,180	2,180	Life Time Fitness Inc (a)	91,880	2,201
LB Foster Co (a)	87,130	2,351
		4,531	Reinsurance (1.19%)
			Flagstone Reinsurance Holdings Ltd	217,620	2,279
Multi-Line Insurance (0.70%)			Platinum Underwriters Holdings Ltd	82,390	2,987
Horace Mann Educators Corp	257,400	3,086			5,266

Networking Products (0.73%)			REITS - Apartments (1.33%)
3Com Corp (a)	435,324	3,243	Home Properties Inc	65,370	2,898
			Mid-America Apartment Communities Inc	63,140	2,962
Office Supplies & Forms (0.59%)					5,860
Ennis Inc	174,340	2,615
			REITS - Diversified (2.13%)
Oil - Field Services (1.22%)			DuPont Fabros Technology Inc	162,670	2,704
Hornbeck Offshore Services Inc (a)	113,820	2,448	Entertainment Properties Trust	114,223	3,988
Oil States International Inc (a)	79,200	2,918	PS Business Parks Inc	57,090	2,733
		5,366			9,425
Oil Company - Exploration & Production (3.92%)			REITS - Healthcare (1.02%)
Berry Petroleum Co	105,910	2,868	LTC Properties Inc	84,510	2,145
Mariner Energy Inc (a)	190,830	2,757	Omega Healthcare Investors Inc	126,690	2,370
Penn Virginia Corp	138,180	3,354			4,515
Rosetta Resources Inc (a)	164,400	3,380	REITS - Hotels (0.61%)
St Mary Land & Exploration Co	80,920	2,593	Ashford Hospitality Trust Inc (a)	514,820	2,713
Swift Energy Co (a)	93,410	2,341
		17,293	REITS - Mortgage (0.40%)
			MFA Mortgage Investments Inc	237,890	1,751
Oil Field Machinery & Equipment (0.59%)
T-3 Energy Services Inc (a)	114,720	2,587	REITS - Office Property (1.53%)
			BioMed Realty Trust Inc	239,090	3,484
Paper & Related Products (1.18%)			Corporate Office Properties Trust SBI MD	91,680	3,272
Domtar Corp (a)	57,390	2,787			6,756
Glatfelter	174,410	2,407
		5,194	REITS - Regional Malls (0.35%)
			CBL & Associates Properties Inc	154,170	1,542
Pharmacy Services (0.47%)
BioScrip Inc (a)	285,720	2,077	REITS - Shopping Centers (1.56%)
			Saul Centers Inc	95,100	3,389
Physical Therapy & Rehabilitation Centers (0.66%)			Urstadt Biddle Properties Inc	234,189	3,511
RehabCare Group Inc (a)	100,910	2,932			6,900

Schedule of Investments
SmallCap Value Fund
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Storage (0.41%)			Semiconductor Component - Integrated
Extra Space Storage Inc	157,600 $	1,789	Circuits (continued)
			Standard Microsystems Corp (a)	71,150 $	1,419
Rental - Auto & Equipment (0.54%)					3,571
Rent-A-Center Inc/TX (a)	118,750	2,375	Silver Mining (0.36%)
			Hecla Mining Co (a)	345,080	1,574
Research & Development (0.37%)
Parexel International Corp (a)	83,700	1,619	Steel - Producers (0.39%)
			Schnitzer Steel Industries Inc	42,160	1,707
Retail - Apparel & Shoe (1.79%)
Dress Barn Inc (a)	131,190	3,088	Steel - Specialty (0.52%)
Finish Line Inc/The	265,060	2,940	Universal Stainless & Alloy (a)	125,867	2,295
Men's Wearhouse Inc	92,180	1,857
		7,885	Telecommunication Equipment (0.78%)
Retail - Automobile (0.45%)			Anaren Inc (a)	125,360	1,609
Asbury Automotive Group Inc (a)	178,970	1,981	Arris Group Inc (a)	181,710	1,824
					3,433
Retail - Convenience Store (0.47%)			Telecommunication Equipment - Fiber Optics (0.58%)
Casey's General Stores Inc	43,270	1,327	Oplink Communications Inc (a)	173,070	2,570
Susser Holdings Corp (a)	83,398	736
		2,063	Telecommunication Services (0.56%)
Retail - Fabric Store (0.73%)			Consolidated Communications Holdings Inc	145,260	2,488
Jo-Ann Stores Inc (a)	92,250	3,231	Textile - Apparel (0.65%)
Retail - Hair Salons (0.40%)			Perry Ellis International Inc (a)	178,980	2,869
Regis Corp	111,997	1,784	Transport - Air Freight (0.65%)
Retail - Pawn Shops (0.39%)			Atlas Air Worldwide Holdings Inc (a)	78,690	2,886
Cash America International Inc	46,370	1,743	Transport - Services (0.96%)
Retail - Perfume & Cosmetics (0.76%)			Bristow Group Inc (a)	52,300	1,867
Sally Beauty Holdings Inc (a)	404,440	3,373	HUB Group Inc (a)	99,220	2,392
					4,259
Retail - Petroleum Products (0.42%)			Transport - Truck (0.42%)
World Fuel Services Corp	77,870	1,871	Marten Transport Ltd (a)	105,920	1,865

Retail - Restaurants (2.14%)			Wire & Cable Products (0.77%)
Bob Evans Farms Inc	83,370	2,327	Fushi Copperweld Inc (a)	200,989	1,853
Domino's Pizza Inc (a)	265,230	2,997	Insteel Industries Inc	156,930	1,551
Einstein Noah Restaurant Group Inc (a)	143,094	1,684			3,404
Ruby Tuesday Inc (a)	356,090	2,461
		9,469	TOTAL COMMON STOCKS	$ 432,472
				Principal
Savings & Loans - Thrifts (1.65%)
				Amount	Value
ESSA Bancorp Inc	184,730	2,189		(000's)	(000's)
Flushing Financial Corp	128,821	1,578
			REPURCHASE AGREEMENTS (2.09%)
OceanFirst Financial Corp	138,780	1,438
			Diversified Banking Institutions (2.09%)
Provident Financial Services Inc	182,420	2,079	Investment in Joint Trading Account; Bank
		7,284	of America Repurchase Agreement; 0.10%
Semiconductor Component - Integrated Circuits (0.81%)			dated 01/29/10 maturing 02/01/10
			(collateralized by Sovereign Agency
Micrel Inc	288,050	2,152	Issues; $2,807,000; 0.00% - 5.00%; dated
			04/01/10 - 01/27/20)	$ 2,751 $	2,751

		Schedule of Investments
		SmallCap Value Fund
		January 31, 2010 (unaudited)

	Principal
	Amount	Value
	(000's)	(000's)
REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account; Credit
Suisse Repurchase Agreement; 0.10%
dated 01/29/10 maturing 02/01/10
(collateralized by US Treasury Note;
$1,447,000; 0.88%; dated 03/31/11)	$ 1,418 $	1,418
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.11% dated 01/29/10 maturing 02/01/10
(collateralized by Sovereign Agency
Issues; $2,575,000; 0.00% - 4.75%; dated
02/15/10 - 12/10/15)	2,525	2,525
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.11% dated 01/29/10 maturing 02/01/10
(collateralized by Sovereign Agency
Issues; $2,575,000; 1.13% - 3.15%; dated
12/15/11 - 01/22/15)	2,525	2,525
		9,219

TOTAL REPURCHASE AGREEMENTS	$ 9,219
Total Investments	$ 441,691
Liabilities in Excess of Other Assets, Net - (0.06)%		(283)
TOTAL NET ASSETS - 100.00%	$ 441,408

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 47,255
Unrealized Depreciation		(30,553)
Net Unrealized Appreciation (Depreciation)		16,702
Cost for federal income tax purposes		424,989
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Financial		33.31%
Industrial		18.62%
Consumer, Cyclical		11.51%
Consumer, Non-cyclical		10.50%
Basic Materials		5.79%
Energy		5.72%
Technology		5.25%
Utilities		4.98%
Communications		4.38%
Liabilities in Excess of Other Assets, Net		(0.06%)
TOTAL NET ASSETS		100.00%

Schedule of Investments
SmallCap Value Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (96.07%)			COMMON STOCKS (continued)
Advanced Materials & Products (0.23%)			Apparel Manufacturers (continued)
Ceradyne Inc (a)	11,131 $	218	True Religion Apparel Inc (a)	3,557 $	69
STR Holdings Inc (a)	5,600	93			1,295
		311	Applications Software (0.21%)
Advertising Services (0.03%)			China Information Security Technology Inc	833	4
inVentiv Health Inc (a)	2,317	35	(a)
Marchex Inc	1,410	8	Deltek Inc (a)	186	1
		43	Emdeon Inc (a)	1,500	23
			Progress Software Corp (a)	3,182	89
Aerospace & Defense (0.28%)			Quest Software Inc (a)	8,979	155
Cubic Corp	600	23			272
Esterline Technologies Corp (a)	6,423	242
Herley Industries Inc (a)	2,115	26	Audio & Video Products (0.02%)
Teledyne Technologies Inc (a)	2,217	83	Audiovox Corp (a)	2,721	18
		374	Universal Electronics Inc (a)	553	13
					31
Aerospace & Defense Equipment (0.79%)
AAR Corp (a)	3,778	88	Auto - Medium & Heavy Duty Trucks (0.07%)
Astronics Corp (a)	339	3	Force Protection Inc (a)	19,200	98
Curtiss-Wright Corp	8,710	266
			Auto/Truck Parts & Equipment - Original (0.50%)
Ducommun Inc	5,462	98
			American Axle & Manufacturing Holdings
HEICO Corp	1,281	54	Inc (a)	3,930	37
Kaman Corp	554	14	ArvinMeritor Inc (a)	6,098	59
LMI Aerospace Inc (a)	654	8	Dana Holding Corp (a)	12,749	131
Moog Inc (a)	5,367	162	Miller Industries Inc/TN	1,561	18
Orbital Sciences Corp (a)	3,300	52	Modine Manufacturing Co (a)	10,582	101
Triumph Group Inc	5,950	303	Spartan Motors Inc	24,289	146
		1,048	Superior Industries International Inc	2,116	31
Agricultural Operations (0.26%)			Tenneco Inc (a)	6,350	112
Andersons Inc/The	12,941	349	Titan International Inc	3,224	25
					660
Air Pollution Control Equipment (0.00%)
Met-Pro Corp	705	7	Auto/Truck Parts & Equipment - Replacement (0.40%)
			ATC Technology Corp/IL (a)	13,736	301
Airlines (1.13%)			Dorman Products Inc (a)	1,510	23
AirTran Holdings Inc (a)	5,413	26	Exide Technologies (a)	5,341	41
Alaska Air Group Inc (a)	7,623	239	Standard Motor Products Inc (a)	20,868	164
Allegiant Travel Co (a)	2,400	123			529
Hawaiian Holdings Inc (a)	31,362	186	B2B - E-Commerce (0.01%)
JetBlue Airways Corp (a)	29,219	144	ePlus Inc (a)	554	9
Republic Airways Holdings Inc (a)	33,976	166
Skywest Inc	36,604	536	Batteries & Battery Systems (0.37%)
US Airways Group Inc (a)	14,716	78	A123 Systems Inc (a)	1,400	22
		1,498	EnerSys (a)	23,931	467
					489
Apparel Manufacturers (0.98%)
Carter's Inc (a)	5,394	140	Beverages - Non-Alcoholic (0.04%)
Columbia Sportswear Co	1,208	50	Heckmann Corp (a)	8,112	39
G-III Apparel Group Ltd (a)	5,860	102	National Beverage Corp	855	10
Jones Apparel Group Inc	42,820	618			49
Maidenform Brands Inc (a)	7,168	107	Broadcasting Services & Programming (0.07%)
Oxford Industries Inc	11,708	209	Crown Media Holdings Inc (a)	1,603	2

Schedule of Investments
SmallCap Value Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Broadcasting Services & Programming			Building Products - Light Fixtures (0.01%)
(continued)			LSI Industries Inc	2,972 $	18
World Wrestling Entertainment Inc	6,056 $	97
		99	Building Products - Wood (0.13%)
Building - Heavy Construction (0.42%)			Universal Forest Products Inc	5,247	178
Granite Construction Inc	6,974	215
Sterling Construction Co Inc (a)	5,313	101	Cable/Satellite TV (0.06%)
			LodgeNet Interactive Corp (a)	15,074	82
Tutor Perini Corp (a)	12,506	239
		555	Cellular Telecommunications (0.06%)
Building - Maintenance & Service (0.09%)			Syniverse Holdings Inc (a)	5,017	84
ABM Industries Inc	6,428	125
			Chemicals - Diversified (0.88%)
Building - Mobile Home & Manufactured Housing (0.05%)			Aceto Corp	12,951	68
Cavco Industries Inc (a)	1,007	36	Innophos Holdings Inc	12,634	247
Winnebago Industries (a)	2,317	28	Innospec Inc	8,090	79
		64	Olin Corp	9,234	152
Building - Residential & Commercial (0.30%)			Rockwood Holdings Inc (a)	9,148	200
Beazer Homes USA Inc (a)	6,198	24	ShengdaTech Inc (a)	4,433	25
Brookfield Homes Corp (a)	3,710	27	Solutia Inc (a)	25,051	345
M/I Homes Inc (a)	5,300	55	Westlake Chemical Corp	2,116	44
Meritage Homes Corp (a)	3,771	84			1,160
Ryland Group Inc	3,930	88	Chemicals - Plastics (0.60%)
Standard Pacific Corp (a)	32,484	118	A Schulman Inc	12,192	275
		396	PolyOne Corp (a)	25,465	190
Building & Construction - Miscellaneous (0.20%)			Spartech Corp (a)	32,335	326
Dycom Industries Inc (a)	14,492	118			791
Insituform Technologies Inc (a)	4,131	85	Chemicals - Specialty (1.11%)
Integrated Electrical Services Inc (a)	1,347	7	Arch Chemicals Inc	1,914	54
Layne Christensen Co (a)	2,065	52	Ferro Corp	7,860	61
		262	Hawkins Inc	1,625	33
Building & Construction Products -			HB Fuller Co	15,500	310
Miscellaneous (0.63%)			ICO Inc	4,331	33
Drew Industries Inc (a)	1,158	22	Minerals Technologies Inc	3,851	184
Gibraltar Industries Inc (a)	21,988	306	NewMarket Corp	2,434	220
Interline Brands Inc (a)	12,976	218	OM Group Inc (a)	7,960	260
Louisiana-Pacific Corp (a)	11,490	82	Omnova Solutions Inc (a)	10,100	57
NCI Building Systems Inc (a)	29,855	59	Sensient Technologies Corp	4,434	115
Quanex Building Products Corp	8,414	135	Stepan Co	126	7
Trex Co Inc (a)	986	15	WR Grace & Co (a)	5,593	134
		837			1,468
Building Products - Air & Heating (0.24%)			Circuit Boards (0.24%)
Comfort Systems USA Inc	27,677	325	DDi Corp (a)	1,914	8
			Multi-Fineline Electronix Inc (a)	3,200	77
Building Products - Cement & Aggregate (0.06%)			Park Electrochemical Corp	1,208	32
Texas Industries Inc	2,165	73	TTM Technologies Inc (a)	19,743	204
					321
Building Products - Doors & Windows (0.12%)
Apogee Enterprises Inc	11,940	164	Coal (0.21%)
			Cloud Peak Energy Inc (a)	8,613	116
			International Coal Group Inc (a)	9,675	35

Schedule of Investments
SmallCap Value Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Coal (continued)			Commercial Banks (continued)
Patriot Coal Corp (a)	7,861 $	122	First Community Bancshares Inc/VA	8,289 $		97
		273	First Financial Bancorp	38,031		624
Collectibles (0.07%)			First Financial Bankshares Inc	3,187		169
RC2 Corp (a)	6,268	90	First Financial Corp/IN	1,260		35
			First Merchants Corp	3,383		23
Commercial Banks (9.74%)			First Midwest Bancorp Inc/IL	4,989		66
1st Source Corp	4,050	62	First of Long Island Corp/The	704		17
1st United Bancorp Inc/Boca Raton (a)	8,800	68	First South Bancorp Inc/Washington NC	2,471		25
Alliance Financial Corp/NY	1,353	34	FirstMerit Corp	17,963		368
American National Bankshares Inc	956	18	FNB Corp/PA	54,678		388
Ameris Bancorp	3,656	34	German American Bancorp Inc	1,763		26
Ames National Corp	554	10	Glacier Bancorp Inc	6,499		93
Arrow Financial Corp	554	14	Great Southern Bancorp Inc	1,208		27
Auburn National Bancorporation Inc	511	10	Guaranty Bancorp (a)	4,766		7
Bancfirst Corp	3,104	125	Hancock Holding Co	2,568		105
Banco Latinoamericano de Comercio			Harleysville National Corp	3,929		25
Exterior SA	8,142	115	Heartland Financial USA Inc	3,552		50
Bancorp Rhode Island Inc	554	14	Home Bancshares Inc/Conway AR	1,864		46
Bank Mutual Corp	4,938	33	Hudson Valley Holding Corp	1,610		39
Bank of Kentucky Financial Corp	705	13	Iberiabank Corp	8,607		460
Bank of Marin Bancorp	254	8	Independent Bank Corp/Rockland MA	9,172		214
Bank of the Ozarks Inc	3,446	102	International Bancshares Corp	18,393		383
Banner Corp	1,500	4	Lakeland Bancorp Inc	8,088		56
Bar Harbor Bankshares	451	12	Lakeland Financial Corp	5,560		103
Bridge Bancorp Inc	254	6	MB Financial Inc	6,084		123
Bryn Mawr Bank Corp	905	14	Merchants Bancshares Inc	756		16
Camden National Corp	1,208	35	Midsouth Bancorp Inc	704		11
Cardinal Financial Corp	2,367	22	Nara Bancorp Inc (a)	17,329		158
Cathay General Bancorp	3,728	36	National Bankshares Inc	1,107		28
Center Bancorp Inc	1,964	16	National Penn Bancshares Inc	28,994		174
Century Bancorp Inc/MA	553	12	NBT Bancorp Inc	9,615		201
Chemical Financial Corp	5,758	122	Northrim BanCorp Inc	1,007		16
Citizens Holding Co	452	9	Norwood Financial Corp	406		10
Citizens Republic Bancorp Inc (a)	67,981	52	Ohio Valley Banc Corp	604		12
City Holding Co	8,688	273	Old National Bancorp/IN	7,961		96
CNB Financial Corp/PA	704	11	Old Point Financial Corp	448		6
Columbia Banking System Inc	6,792	129	Old Second Bancorp Inc	800		5
Community Bank System Inc	12,221	256	Oriental Financial Group Inc	8,292		94
Community Trust Bancorp Inc	10,092	256	Orrstown Financial Services Inc	403		13
CVB Financial Corp	63,853	612	Pacific Capital Bancorp NA	6,617		8
Eagle Bancorp Inc (a)	2,367	27	PacWest Bancorp	4,910		102
East West Bancorp Inc	29,353	482	Park National Corp	2,607		143
Enterprise Bancorp Inc/MA	1,290	13	Penns Woods Bancorp Inc	252		8
Farmers Capital Bank Corp	2,504	22	Peoples Bancorp Inc/OH	5,570		72
Financial Institutions Inc	4,017	51	Pinnacle Financial Partners Inc (a)	3,022		46
First Bancorp Inc/ME	1,360	19	Porter Bancorp Inc	939		13
First BanCorp/Puerto Rico	5,387	12	Prosperity Bancshares Inc	12,792		516
First Bancorp/Troy NC	5,300	82	Renasant Corp	9,966		143
First Commonwealth Financial Corp	7,759	45	Republic Bancorp Inc/KY	5,805		96

Schedule of Investments
SmallCap Value Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Commercial Banks (continued)			Commercial Services (continued)
S&T Bancorp Inc	5,952 $	104	Live Nation Entertainment Inc (a)	7,659 $	88
Sandy Spring Bancorp Inc	2,569	31	Mac-Gray Corp	1,461	13
Santander BanCorp (a)	3,704	45	PHH Corp (a)	34,389	600
SCBT Financial Corp	1,309	39	Providence Service Corp/The (a)	3,000	38
Shore Bancshares Inc	1,907	25	Standard Parking Corp (a)	956	15
Sierra Bancorp	3,844	39	Steiner Leisure Ltd (a)	805	32
Signature Bank/New York NY (a)	5,908	204	Team Inc (a)	150	3
Simmons First National Corp	3,851	103	TeleTech Holdings Inc (a)	7,650	146
Smithtown Bancorp Inc	2,317	13			1,430
South Financial Group Inc/The	73,000	34	Commercial Services - Finance (1.07%)
Southside Bancshares Inc	5,777	115	Advance America Cash Advance Centers Inc	16,135	78
Southwest Bancorp Inc/Stillwater OK	6,328	47	Asset Acceptance Capital Corp (a)	1,409	8
State Bancorp Inc/NY	2,317	17	Cardtronics Inc (a)	704	8
StellarOne Corp	3,577	37	Deluxe Corp	38,003	707
Sterling Bancorp/NY	6,558	49	Dollar Financial Corp (a)	13,892	313
Sterling Bancshares Inc/TX	20,878	107	Euronet Worldwide Inc (a)	956	20
Suffolk Bancorp	1,791	48	Global Cash Access Holdings Inc (a)	6,611	54
Sun Bancorp Inc/NJ (a)	3,081	12	Jackson Hewitt Tax Service Inc (a)	4,534	12
Susquehanna Bancshares Inc	7,861	62	MoneyGram International Inc (a)	2,694	8
SVB Financial Group (a)	14,267	619	Rewards Network Inc	654	9
SY Bancorp Inc	1,058	22	TNS Inc (a)	1,700	39
Texas Capital Bancshares Inc (a)	3,426	58	Wright Express Corp (a)	5,600	164
Tompkins Financial Corp	806	32			1,420
Tower Bancorp Inc	756	19
TowneBank/Portsmouth VA	3,325	36	Communications Software (0.08%)
Trico Bancshares	5,355	92	Digi International Inc (a)	2,519	24
Trustco Bank Corp NY	21,839	131	DivX Inc (a)	1,914	11
Trustmark Corp	12,370	282	Seachange International Inc (a)	10,317	67
UMB Financial Corp	7,592	300			102
Umpqua Holdings Corp	15,668	194	Computer Aided Design (0.10%)
Union Bankshares Corp/VA	2,825	36	Aspen Technology Inc (a)	14,926	137
United Bankshares Inc	6,115	152
United Community Banks Inc/GA (a)	14,371	65	Computer Data Security (0.03%)
United Security Bancshares/Thomasville AL	956	14	Fortinet Inc (a)	2,403	41
Univest Corp of Pennsylvania	2,568	45
			Computer Graphics (0.02%)
Washington Banking Co	2,417	28
			Monotype Imaging Holdings Inc (a)	3,426	31
Washington Trust Bancorp Inc	4,906	84
Webster Financial Corp	6,248	97	Computer Services (0.78%)
WesBanco Inc	6,092	88	CACI International Inc (a)	2,721	130
West Bancorporation Inc	3,485	18	Ciber Inc (a)	31,621	102
Westamerica Bancorporation	1,360	76	Computer Task Group Inc (a)	1,217	9
Wilber Corp	1,284	9	COMSYS IT Partners Inc (a)	4,617	58
Wilshire Bancorp Inc	10,749	99	Dynamics Research Corp (a)	5,959	67
Wintrust Financial Corp	9,119	317	Insight Enterprises Inc (a)	17,791	205
		12,890	Ness Technologies Inc (a)	6,098	34
Commercial Services (1.08%)			SRA International Inc (a)	3,073	53
Convergys Corp (a)	12,500	134	SYKES Enterprises Inc (a)	4,179	100
DynCorp International Inc (a)	29,532	355	Unisys Corp (a)	8,780	254
ICT Group Inc (a)	384	6

Schedule of Investments
SmallCap Value Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Computer Services (continued)			Consumer Products - Miscellaneous (continued)
Virtusa Corp (a)	2,165 $	19	Jarden Corp	1,371 $	42
		1,031	Oil-Dri Corp of America	805	13
Computer Software (0.06%)			Prestige Brands Holdings Inc (a)	16,868	131
Avid Technology Inc (a)	2,367	30	Tupperware Brands Corp	3,883	165
Double-Take Software Inc (a)	320	3	WD-40 Co	806	25
Global Defense Technology & Systems Inc (a)	3,752	51			1,617
		84	Containers - Metal & Glass (0.23%)
Computers - Integrated Systems (0.24%)			Bway Holding Co (a)	1,058	18
3D Systems Corp (a)	755	8	Silgan Holdings Inc	5,593	290
Agilysys Inc	3,017	25			308
Cray Inc (a)	11,411	54	Containers - Paper & Plastic (0.40%)
Mercury Computer Systems Inc (a)	8,877	106	AEP Industries Inc (a)	63	2
MTS Systems Corp	1,611	41	Graphic Packaging Holding Co (a)	12,245	42
Netscout Systems Inc (a)	3,684	52	Rock-Tenn Co	11,434	488
PAR Technology Corp (a)	511	3			532
Radisys Corp (a)	2,199	17	Cosmetics & Toiletries (0.06%)
Super Micro Computer Inc (a)	1,158	14	Elizabeth Arden Inc (a)	2,217	34
		320	Inter Parfums Inc	1,813	24
Computers - Memory Devices (0.24%)			Revlon Inc (a)	1,612	25
Imation Corp (a)	4,232	38			83
Quantum Corp (a)	34,659	89	Data Processing & Management (0.36%)
Silicon Storage Technology Inc (a)	12,497	33	Acxiom Corp (a)	1,914	29
SMART Modular Technologies WWH Inc (a)	5,794	35	CSG Systems International Inc (a)	13,892	270
STEC Inc (a)	9,200	129	Fair Isaac Corp	4,989	109
		324	infoGROUP Inc (a)	4,376	34
Computers - Peripheral Equipment (0.11%)			Schawk Inc	2,367	31
Electronics for Imaging Inc (a)	4,484	52			473
Rimage Corp (a)	1,461	22	Diagnostic Equipment (0.13%)
Synaptics Inc (a)	2,600	66	Affymetrix Inc (a)	31,117	164
		140	Home Diagnostics Inc (a)	1,260	8
Consulting Services (0.27%)					172
CRA International Inc (a)	251	7	Diagnostic Kits (0.00%)
Diamond Management & Technology			OraSure Technologies Inc (a)	677	3
Consultants Inc	319	2
Gartner Inc (a)	6,666	143	Direct Marketing (0.05%)
Hackett Group Inc/The (a)	4,365	10	APAC Customer Services Inc (a)	4,300	22
Hill International Inc (a)	640	4	Harte-Hanks Inc	4,031	43
MAXIMUS Inc	251	12			65
Towers Watson & Co	3,998	174
		352	Disposable Medical Products (0.01%)
			Medical Action Industries Inc (a)	641	9
Consumer Products - Miscellaneous (1.22%)
American Greetings Corp	26,669	493	Distribution & Wholesale (0.65%)
Blyth Inc	3,050	85	Beacon Roofing Supply Inc (a)	1,208	20
Central Garden and Pet Co - A Shares (a)	24,115	212	BMP Sunstone Corp (a)	451	3
Central Garden and Pet Co (a)	8,850	84	Brightpoint Inc (a)	4,473	26
CSS Industries Inc	1,158	20	Core-Mark Holding Co Inc (a)	5,676	169
Helen of Troy Ltd (a)	14,723	347	Houston Wire & Cable Co	3,361	41

Schedule of Investments
SmallCap Value Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Distribution & Wholesale (continued)			Electric - Integrated (3.27%)
Owens & Minor Inc	856 $	34	Allete Inc	2,669 $	84
Pool Corp	2,367	44	Avista Corp	18,749	382
Scansource Inc (a)	2,669	75	Black Hills Corp	8,026	208
School Specialty Inc (a)	1,309	29	Central Vermont Public Service Corp	1,800	35
United Stationers Inc (a)	4,907	268	CH Energy Group Inc	1,461	58
Watsco Inc	352	17	Cleco Corp	12,790	331
WESCO International Inc (a)	4,700	130	El Paso Electric Co (a)	19,883	383
		856	Empire District Electric Co/The	3,274	60
Diversified Manufacturing Operations (1.95%)			IDACORP Inc	10,682	335
Actuant Corp	7,414	124	MGE Energy Inc	5,316	178
Acuity Brands Inc	7,242	259	NorthWestern Corp	4,181	102
Ameron International Corp	5,154	356	Otter Tail Corp	3,224	70
AO Smith Corp	9,253	394	Pike Electric Corp (a)	1,410	12
AZZ Inc	4,115	124	PNM Resources Inc	7,911	92
Barnes Group Inc	18,678	300	Portland General Electric Co	33,490	653
Blount International Inc (a)	2,771	31	UIL Holdings Corp	8,119	221
Brink's Co/The	2,697	63	Unisource Energy Corp	23,548	724
Chase Corp	856	10	Unitil Corp	1,661	36
Colfax Corp (a)	2,669	30	Westar Energy Inc	17,377	371
EnPro Industries Inc (a)	14,001	341			4,335
Federal Signal Corp	4,434	29	Electric Products - Miscellaneous (0.35%)
GP Strategies Corp (a)	2,847	21	GrafTech International Ltd (a)	29,864	375
Griffon Corp (a)	4,636	55	Graham Corp	553	9
Koppers Holdings Inc	6,665	186	Littelfuse Inc (a)	1,965	59
LSB Industries Inc (a)	5,500	72	Molex Inc	1,173	24
Standex International Corp	4,364	99			467
Tredegar Corp	5,174	84	Electronic Components - Miscellaneous (0.60%)
		2,578	Bel Fuse Inc	1,612	31
Diversified Minerals (0.03%)			Benchmark Electronics Inc (a)	16,957	309
AMCOL International Corp	1,662	42	CTS Corp	10,174	77
United States Lime & Minerals Inc (a)	63	2	Daktronics Inc	962	8
		44	LaBarge Inc (a)	641	7
Diversified Operations (0.06%)			Methode Electronics Inc	6,739	74
Compass Diversified Holdings	6,460	76	OSI Systems Inc (a)	1,204	32
			Plexus Corp (a)	4,660	158
Diversified Operations & Commercial Services (0.05%)			Rogers Corp (a)	1,108	27
Viad Corp	3,649	72	Technitrol Inc	15,036	67
					790
E-Commerce - Products (0.09%)
1-800-Flowers.com Inc (a)	4,877	10	Electronic Components - Semiconductors (0.89%)
			Amkor Technology Inc (a)	11,941	68
Shutterfly Inc (a)	1,913	31
			Ceva Inc (a)	611	7
US Auto Parts Network Inc (a)	1,360	8
			DSP Group Inc (a)	8,618	59
Vitacost.com Inc (a)	7,400	73
			Fairchild Semiconductor International Inc (a)	12,700	114
		122
			GSI Technology Inc (a)	2,922	13
E-Commerce - Services (0.04%)			IXYS Corp (a)	897	6
Ancestry.com Inc (a)	3,001	41	Lattice Semiconductor Corp (a)	23,387	61
Internet Brands Inc (a)	2,015	16	Microtune Inc (a)	4,622	10
		57	Omnivision Technologies Inc (a)	5,290	68

Schedule of Investments
SmallCap Value Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Components - Semiconductors			Environmental Monitoring & Detection (0.01%)
(continued)			Mine Safety Appliances Co	302 $	7
PMC - Sierra Inc (a)	17,302 $	138
Semtech Corp (a)	3,871	58	E-Services - Consulting (0.03%)
Skyworks Solutions Inc (a)	29,687	377	Keynote Systems Inc	956	9
White Electronic Designs Corp (a)	3,627	18	Perficient Inc (a)	3,526	34
Zoran Corp (a)	16,017	176			43
		1,173
			Fiduciary Banks (0.23%)
Electronic Design Automation (0.07%)			Boston Private Financial Holdings Inc	41,670	299
Cogo Group Inc (a)	3,627	23
Mentor Graphics Corp (a)	8,817	71	Filtration & Separation Products (0.11%)
		94	CLARCOR Inc	3,425	111
			Polypore International Inc (a)	2,417	32
Electronic Measurement Instruments (0.05%)
					143
Analogic Corp	704	28
Measurement Specialties Inc (a)	2,267	27	Finance - Auto Loans (0.00%)
MEMSIC Inc (a)	3,209	10	Credit Acceptance Corp (a)	50	3
		65
			Finance - Consumer Loans (1.01%)
E-Marketing & Information (0.02%)			Encore Capital Group Inc (a)	9,697	153
Digital River Inc (a)	1,158	29	Nelnet Inc	15,987	267
			Ocwen Financial Corp (a)	21,445	196
Energy - Alternate Sources (0.08%)
			World Acceptance Corp (a)	17,699	715
Green Plains Renewable Energy Inc (a)	1,461	19
					1,331
Headwaters Inc (a)	13,392	74
Rex Stores Corp (a)	1,157	17	Finance - Credit Card (0.01%)
		110	CompuCredit Holdings Corp	3,793	13

Engineering - Research & Development Services (0.70%)			Finance - Investment Banker & Broker (1.58%)
EMCOR Group Inc (a)	37,576	904	Broadpoint Gleacher Securities Inc (a)	11,300	46
ENGlobal Corp (a)	311	1	Cowen Group Inc (a)	2,014	10
Mistras Group Inc (a)	604	9	Diamond Hill Investment Group Inc	62	4
VSE Corp	191	9	E*Trade Financial Corp (a)	143,885	219
		923	Evercore Partners Inc - Class A	1,108	33
Engines - Internal Combustion (0.07%)			GFI Group Inc	13,100	64
Briggs & Stratton Corp	5,341	88	Investment Technology Group Inc (a)	4,900	100
			JMP Group Inc	2,065	16
Enterprise Software & Services (0.65%)			KBW Inc (a)	2,014	54
American Software Inc/Georgia	384	2	Knight Capital Group Inc (a)	31,801	497
Epicor Software Corp (a)	4,837	37	MF Global Holdings Ltd (a)	6,198	41
JDA Software Group Inc (a)	5,996	157	Oppenheimer Holdings Inc	2,507	68
Lawson Software Inc (a)	8,315	50	optionsXpress Holdings Inc	9,422	135
Mantech International Corp (a)	1,287	62	Penson Worldwide Inc (a)	16,346	138
MedAssets Inc (a)	4,391	89	Piper Jaffray Cos (a)	7,266	353
MicroStrategy Inc (a)	231	22	Stifel Financial Corp (a)	2,625	137
Pervasive Software Inc (a)	2,417	12	SWS Group Inc	7,871	94
Sybase Inc (a)	4,743	193	TradeStation Group Inc (a)	11,000	78
SYNNEX Corp (a)	8,970	238			2,087
		862
			Finance - Leasing Company (0.05%)
Entertainment Software (0.19%)			California First National Bancorp	301	4
Take-Two Interactive Software Inc (a)	26,432	245	Financial Federal Corp	1,763	48

Schedule of Investments
SmallCap Value Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Finance - Leasing Company (continued)			Footwear & Related Apparel (continued)
Marlin Business Services Corp (a)	1,500 $	15	Deckers Outdoor Corp (a)	1,584 $	155
		67	Iconix Brand Group Inc (a)	20,109	254
Finance - Mortgage Loan/Banker (0.02%)			Skechers U.S.A. Inc (a)	6,721	189
Doral Financial Corp (a)	7,200	26	Timberland Co/The (a)	2,468	42
					682
Finance - Other Services (0.07%)			Forestry (0.09%)
BGC Partners Inc	22,272	91	Potlatch Corp	3,714	114

Financial Guarantee Insurance (0.81%)			Funeral Services & Related Items (0.12%)
Assured Guaranty Ltd	30,566	693	Stewart Enterprises Inc	30,702	156
MGIC Investment Corp (a)	23,240	140
Radian Group Inc	38,107	245	Gambling (Non-Hotel) (0.02%)
		1,078	Isle of Capri Casinos Inc (a)	3,986	32

Firearms & Ammunition (0.09%)			Gas - Distribution (2.17%)
Smith & Wesson Holding Corp (a)	3,900	15	Chesapeake Utilities Corp	2,557	76
Sturm Ruger & Co Inc	9,654	101	Laclede Group Inc/The	2,568	83
		116	New Jersey Resources Corp	15,842	578
Fisheries (0.00%)			Nicor Inc	7,841	318
HQ Sustainable Maritime Industries Inc (a)	134	1	Northwest Natural Gas Co	5,060	219
			Piedmont Natural Gas Co Inc	6,298	162
Food - Canned (0.27%)			South Jersey Industries Inc	6,695	256
Del Monte Foods Co	12,523	143	Southwest Gas Corp	21,545	596
Seneca Foods Corp (a)	1,461	39	WGL Holdings Inc	18,366	583
TreeHouse Foods Inc (a)	4,564	177			2,871
		359
			Gold Mining (0.08%)
Food - Miscellaneous/Diversified (0.99%)			Royal Gold Inc	2,472	105
American Italian Pasta Co (a)	6,156	211
B&G Foods Inc	10,774	97	Golf (0.03%)
Chiquita Brands International Inc (a)	41,912	615	Callaway Golf Co	5,896	44
Diamond Foods Inc	554	20
Dole Food Co Inc (a)	14,164	163	Hazardous Waste Disposal (0.05%)
Hain Celestial Group Inc (a)	2,721	43	EnergySolutions Inc	7,357	61
M&F Worldwide Corp (a)	2,658	96
Seaboard Corp	49	60	Health Care Cost Containment (0.01%)
		1,305	MedQuist Inc	1,461	10
Food - Retail (0.17%)			Heart Monitors (0.01%)
Great Atlantic & Pacific Tea Co (a)	3,073	23	Cardiac Science Corp (a)	3,978	10
Ruddick Corp	3,929	111
Weis Markets Inc	1,007	36	Home Furnishings (0.49%)
Winn-Dixie Stores Inc (a)	4,989	51	Ethan Allen Interiors Inc	3,947	57
		221	Furniture Brands International Inc (a)	6,550	34
			Hooker Furniture Corp	1,713	22
Food - Wholesale & Distribution (0.34%)			Kimball International Inc	5,039	40
Fresh Del Monte Produce Inc (a)	14,788	301	La-Z-Boy Inc (a)	40,293	409
Nash Finch Co	2,909	100	Tempur-Pedic International Inc (a)	3,386	84
Spartan Stores Inc	3,465	47			646
		448
			Hotels & Motels (0.10%)
Footwear & Related Apparel (0.52%)			Gaylord Entertainment Co (a)	3,627	70
CROCS Inc (a)	5,744	42

Schedule of Investments
SmallCap Value Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Hotels & Motels (continued)			Internet Incubators (continued)
Orient-Express Hotels Ltd (a)	7,004 $	68	ModusLink Global Solutions Inc (a)	9,834 $	100
		138	Safeguard Scientifics Inc (a)	2,015	22
Human Resources (0.41%)					136
Cross Country Healthcare Inc (a)	4,513	41	Internet Infrastructure Software (0.12%)
Heidrick & Struggles International Inc	1,561	40	Openwave Systems Inc (a)	9,221	21
Kelly Services Inc (a)	2,115	28	TIBCO Software Inc (a)	15,872	142
Kforce Inc (a)	8,358	112			163
Korn/Ferry International (a)	4,483	66	Internet Security (0.07%)
On Assignment Inc (a)	5,089	35	ActivIdentity Corp (a)	4,837	11
Spherion Corp (a)	17,221	97	SonicWALL Inc (a)	8,575	65
Team Health Holdings Inc (a)	4,400	65	VASCO Data Security International Inc (a)	1,348	11
TrueBlue Inc (a)	3,980	58			87
		542
			Internet Telephony (0.01%)
Identification Systems - Development (0.27%)			j2 Global Communications Inc (a)	554	11
Brady Corp	5,140	146
Checkpoint Systems Inc (a)	12,036	193	Intimate Apparel (0.10%)
L-1 Identity Solutions Inc (a)	2,569	19	Warnaco Group Inc/The (a)	3,290	127
		358
			Investment Companies (1.08%)
Industrial Audio & Video Products (0.01%)			Allied Capital Corp (a)	31,428	131
China Security & Surveillance Technology
Inc (a)	1,359	10	American Capital Ltd (a)	61,801	228
			Apollo Investment Corp	14,866	153
Industrial Automation & Robots (0.14%)			Ares Capital Corp	11,791	145
Cognex Corp	3,425	56	BlackRock Kelso Capital Corp	4,783	43
Nordson Corp	2,367	134	Fifth Street Finance Corp	11,126	122
		190	Gladstone Capital Corp	4,600	34
Instruments - Controls (0.21%)			Gladstone Investment Corp	3,475	16
Spectrum Control Inc (a)	1,965	20	Hercules Technology Growth Capital Inc	8,827	89
Watts Water Technologies Inc	7,423	215	Main Street Capital Corp	575	8
Woodward Governor Co	1,058	27	MCG Capital Corp (a)	37,564	172
X-Rite Inc (a)	4,080	10	Medallion Financial Corp	2,317	19
		272	NGP Capital Resources Co	3,426	26
			PennantPark Investment Corp	3,980	36
Instruments - Scientific (0.17%)			Prospect Capital Corp	13,837	158
FEI Co (a)	5,182	108	TICC Capital Corp	8,130	48
Varian Inc (a)	2,317	119			1,428
		227
			Investment Management & Advisory Services (0.33%)
Internet Connectivity Services (0.04%)			Altisource Portfolio Solutions SA (a)	1,983	45
Internap Network Services Corp (a)	8,011	36	Artio Global Investors Inc	3,917	96
PC-Tel Inc (a)	2,569	15	Calamos Asset Management Inc	8,971	116
		51	Epoch Holding Corp	405	4
Internet Content - Information & News (0.01%)			GAMCO Investors Inc	452	19
TechTarget Inc (a)	1,813	10	National Financial Partners Corp (a)	17,134	145
			US Global Investors Inc	251	2
Internet Financial Services (0.01%)			Virtus Investment Partners Inc (a)	160	3
Online Resources Corp (a)	1,988	10	Westwood Holdings Group Inc	126	4
					434
Internet Incubators (0.10%)
Internet Capital Group Inc (a)	2,366	14

Schedule of Investments
SmallCap Value Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Lasers - Systems & Components (0.22%)			Machinery - General Industry (continued)
Coherent Inc (a)	2,317 $	69	Wabtec Corp/DE	9,435 $	362
Cymer Inc (a)	2,721	85			1,356
Electro Scientific Industries Inc (a)	2,518	28	Machinery - Material Handling (0.09%)
II-VI Inc (a)	1,260	34	Cascade Corp	1,400	41
Newport Corp (a)	3,828	33	Columbus McKinnon Corp/NY (a)	3,903	53
Rofin-Sinar Technologies Inc (a)	1,712	37	NACCO Industries Inc	504	27
		286			121
Leisure & Recreation Products (0.07%)			Machinery - Print Trade (0.05%)
Brunswick Corp/DE	8,063	86	Duoyuan Printing Inc (a)	8,305	67

Life & Health Insurance (1.10%)			Machinery - Pumps (0.02%)
American Equity Investment Life Holding Co	43,737	321	Tecumseh Products Co (a)	2,922	32
Conseco Inc (a)	50,069	238
Delphi Financial Group Inc	27,710	561	Marine Services (0.03%)
FBL Financial Group Inc	1,158	21	Great Lakes Dredge & Dock Corp	7,311	43
National Western Life Insurance Co	270	44
Phoenix Cos Inc/The (a)	9,423	22	Medical - Biomedical/Gene (0.62%)
Protective Life Corp	6,300	106	American Oriental Bioengineering Inc (a)	6,198	25
Symetra Financial Corp (a)	8,300	107	Ariad Pharmaceuticals Inc (a)	11,100	25
Universal American Corp/NY (a)	2,469	33	Arqule Inc (a)	2,973	10
		1,453	Cambrex Corp (a)	474	3
			Celera Corp (a)	8,442	57
Linen Supply & Related Items (0.14%)			Cubist Pharmaceuticals Inc (a)	5,900	121
G&K Services Inc	1,964	49
			Emergent Biosolutions Inc (a)	3,988	57
Unifirst Corp/MA	2,708	136
			Enzo Biochem Inc (a)	1,309	6
		185
			Facet Biotech Corp (a)	2,065	32
Machinery - Construction & Mining (0.03%)			Geron Corp (a)	4,079	22
Astec Industries Inc (a)	1,662	41	Halozyme Therapeutics Inc (a)	2,300	12
			Harvard Bioscience Inc (a)	254	1
Machinery - Electrical (0.46%)			Incyte Corp (a)	5,900	63
Baldor Electric Co	4,030	99	InterMune Inc (a)	800	12
Franklin Electric Co Inc	2,469	64	Lexicon Pharmaceuticals Inc (a)	48,400	86
Regal-Beloit Corp	9,399	446	Martek Biosciences Corp (a)	2,821	61
		609	PDL BioPharma Inc	8,372	54
Machinery - Farm (0.02%)			Protalix BioTherapeutics Inc (a)	4,574	31
Alamo Group Inc	1,158	21	RTI Biologics Inc (a)	5,442	17
			Seattle Genetics Inc (a)	2,788	29
Machinery - General Industry (1.02%)			SuperGen Inc (a)	3,324	9
Albany International Corp	2,469	49	United Therapeutics Corp (a)	1,200	71
Altra Holdings Inc (a)	9,326	103	XOMA Ltd (a)	23,900	15
Applied Industrial Technologies Inc	23,607	514			819
Chart Industries Inc (a)	10,812	174
DXP Enterprises Inc (a)	1,208	16	Medical - Drugs (0.44%)
Intevac Inc (a)	2,014	29	Adolor Corp (a)	4,813	8
Kadant Inc (a)	1,914	29	Biodel Inc (a)	300	1
Robbins & Myers Inc	2,267	50	Cadence Pharmaceuticals Inc (a)	2,200	22
Tennant Co	700	17	Cumberland Pharmaceuticals Inc (a)	319	4
Twin Disc Inc	1,359	13	Hi-Tech Pharmacal Co Inc (a)	6,157	133
			Infinity Pharmaceuticals Inc (a)	1,511	9
			KV Pharmaceutical Co (a)	2,771	10

Schedule of Investments
SmallCap Value Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Drugs (continued)			Medical Instruments (continued)
Medicis Pharmaceutical Corp	7,590 $	175	CryoLife Inc (a)	511 $		3
Medivation Inc (a)	1,103	37	ev3 Inc (a)	7,709		112
Pharmasset Inc (a)	1,071	22	Natus Medical Inc (a)	1,157		16
Valeant Pharmaceuticals International (a)	2,394	80	Symmetry Medical Inc (a)	4,384		39
Viropharma Inc (a)	5,644	56	Young Innovations Inc	339		8
XenoPort Inc (a)	1,100	20				341
		577	Medical Laser Systems (0.00%)
Medical - Generic Drugs (0.20%)			LCA-Vision Inc (a)	956		6
Caraco Pharmaceutical Laboratories Ltd (a)	1,475	8
Par Pharmaceutical Cos Inc (a)	9,618	253	Medical Products (0.34%)
		261	Cantel Medical Corp	6,453		124
			Hanger Orthopedic Group Inc (a)	2,116		34
Medical - HMO (1.10%)			Invacare Corp	7,509		188
AMERIGROUP Corp (a)	1,182	30	PSS World Medical Inc (a)	2,591		53
Centene Corp (a)	8,485	163	Synovis Life Technologies Inc (a)	2,500		32
Healthspring Inc (a)	19,809	345	TomoTherapy Inc (a)	3,828		16
Magellan Health Services Inc (a)	6,865	271				447
Molina Healthcare Inc (a)	6,410	143
Triple-S Management Corp (a)	7,915	131	Medical Sterilization Products (0.05%)
WellCare Health Plans Inc (a)	12,083	377	STERIS Corp	2,490		65
		1,460
			Metal - Aluminum (0.08%)
Medical - Hospitals (0.03%)			Century Aluminum Co (a)	5,191		59
Select Medical Holdings Corp (a)	3,727	37	Kaiser Aluminum Corp	1,410		49
						108
Medical - Nursing Homes (0.24%)
Kindred Healthcare Inc (a)	12,031	203	Metal Processors & Fabrication (0.73%)
Odyssey HealthCare Inc (a)	2,619	39	Ampco-Pittsburgh Corp	1,100		28
Skilled Healthcare Group Inc (a)	6,173	40	CIRCOR International Inc	4,242		120
Sun Healthcare Group Inc (a)	4,534	40	Hawk Corp (a)	704		12
		322	Haynes International Inc	1,108		32
			Kaydon Corp	3,022		99
Medical - Outpatient & Home Medical Care (0.55%)			LB Foster Co (a)	1,107		30
Allied Healthcare International Inc (a)	5,896	16	Mueller Industries Inc	10,515		259
Amedisys Inc (a)	4,620	254	North American Galvanizing & Coating Inc	768		4
Amsurg Corp (a)	3,174	67	(a)
Continucare Corp (a)	4,150	20	RTI International Metals Inc (a)	2,721		67
Gentiva Health Services Inc (a)	10,383	265	Worthington Industries Inc	21,837		316
NovaMed Inc (a)	1,795	8				967
Res-Care Inc (a)	10,467	94
			Metal Products - Distribution (0.10%)
		724
			Lawson Products Inc/DE	653		11
Medical Imaging Systems (0.07%)			Olympic Steel Inc	4,506		125
Vital Images Inc (a)	6,200	88				136

Medical Information Systems (0.02%)			Metal Products - Fasteners (0.01%)
AMICAS Inc (a)	1,987	10	Eastern Co/The	956		11
Medidata Solutions Inc (a)	1,300	22
			Miscellaneous Manufacturers (0.06%)
		32
			American Railcar Industries Inc	1,461		15
Medical Instruments (0.26%)			John Bean Technologies Corp	2,922		48
Angiodynamics Inc (a)	1,813	29	Portec Rail Products Inc	1,104		12
Conmed Corp (a)	6,236	134

Schedule of Investments
SmallCap Value Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Miscellaneous Manufacturers (continued)			Oil - Field Services (continued)
Trimas Corp (a)	1,424 $	8	Boots & Coots Inc (a)	12,296 $	19
		83	Cal Dive International Inc (a)	37,992	268
Motion Pictures & Services (0.03%)			CARBO Ceramics Inc	251	17
Ascent Media Corp (a)	1,309	34	Global Industries Ltd (a)	26,033	181
			Helix Energy Solutions Group Inc (a)	4,800	51
MRI - Medical Diagnostic Imaging (0.07%)			Hornbeck Offshore Services Inc (a)	3,317	71
Nighthawk Radiology Holdings Inc (a)	22,673	90	Key Energy Services Inc (a)	13,153	127
RadNet Inc (a)	542	1	Matrix Service Co (a)	9,922	100
		91	Newpark Resources Inc (a)	9,423	38
Multi-Line Insurance (0.16%)			RPC Inc	3,655	45
Horace Mann Educators Corp	10,444	125	Superior Well Services Inc (a)	1,661	26
United Fire & Casualty Co	2,015	34	Tetra Technologies Inc (a)	12,628	132
Unitrin Inc	2,700	59	Union Drilling Inc (a)	1,561	11
		218			1,120
Multimedia (0.15%)			Oil & Gas Drilling (0.25%)
EW Scripps Co (a)	4,484	31	Atlas Energy Inc (a)	3,728	113
Journal Communications Inc	35,239	124	Hercules Offshore Inc (a)	10,885	42
Media General Inc (a)	5,400	44	Parker Drilling Co (a)	23,346	112
		199	Pioneer Drilling Co (a)	7,633	61
					328
Networking Products (0.44%)
3Com Corp (a)	7,457	56	Oil Company - Exploration & Production (2.26%)
Adaptec Inc (a)	18,059	55	ATP Oil & Gas Corp (a)	11,275	163
Anixter International Inc (a)	2,669	111	Berry Petroleum Co	10,334	280
Black Box Corp	4,749	131	Bill Barrett Corp (a)	4,080	126
Extreme Networks (a)	13,959	34	Brigham Exploration Co (a)	10,532	137
Netgear Inc (a)	2,720	56	Contango Oil & Gas Co (a)	133	7
Polycom Inc (a)	6,382	143	Endeavour International Corp (a)	1,475	1
		586	EXCO Resources Inc	24,194	424
			Georesources Inc (a)	1,604	21
Non-Ferrous Metals (0.10%)			Goodrich Petroleum Corp (a)	2,217	46
Brush Engineered Materials Inc (a)	1,864	34	Gran Tierra Energy Inc (a)	21,670	106
Horsehead Holding Corp (a)	3,980	39	Gulfport Energy Corp (a)	32,900	340
USEC Inc (a)	16,514	66	Penn Virginia Corp	4,131	100
		139	Petroleum Development Corp (a)	10,265	215
Non-Hazardous Waste Disposal (0.03%)			Petroquest Energy Inc (a)	4,687	26
Waste Services Inc (a)	4,069	37	Rosetta Resources Inc (a)	12,476	257
			Stone Energy Corp (a)	25,529	407
Office Furnishings - Original (0.13%)			Swift Energy Co (a)	7,543	189
HNI Corp	1,309	33	Toreador Resources Corp (a)	2,285	29
Knoll Inc	7,892	89	Vaalco Energy Inc (a)	28,280	120
Steelcase Inc	6,550	46			2,994
		168
			Oil Field Machinery & Equipment (0.34%)
Office Supplies & Forms (0.21%)			Bolt Technology Corp (a)	3,705	37
ACCO Brands Corp (a)	16,646	128	Complete Production Services Inc (a)	13,067	164
Ennis Inc	9,832	148	Gulf Island Fabrication Inc	1,813	31
		276	Lufkin Industries Inc	1,548	98
Oil - Field Services (0.85%)			Natural Gas Services Group Inc (a)	1,713	27
Allis-Chalmers Energy Inc (a)	9,272	34

Schedule of Investments
SmallCap Value Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil Field Machinery & Equipment (continued)			Power Converter & Supply Equipment
T-3 Energy Services Inc (a)	4,160 $	94	(continued)
		451	Vicor Corp (a)	1,863 $	16
					92
Oil Refining & Marketing (0.17%)
Alon USA Energy Inc	1,158	9	Precious Metals (0.13%)
CVR Energy Inc (a)	3,375	27	Coeur d'Alene Mines Corp (a)	12,703	178
Delek US Holdings Inc	2,015	14	Printing - Commercial (0.35%)
Holly Corp	4,559	119	Consolidated Graphics Inc (a)	5,841	197
Western Refining Inc (a)	13,400	61	Multi-Color Corp	191	2
		230	Valassis Communications Inc (a)	12,751	267
Paper & Related Products (1.20%)					466
Boise Inc (a)	29,317	151	Private Corrections (0.09%)
Buckeye Technologies Inc (a)	28,219	323	Cornell Cos Inc (a)	1,713	36
Cellu Tissue Holdings Inc (a)	7,300	81	Geo Group Inc/The (a)	4,343	80
Clearwater Paper Corp (a)	1,157	57			116
Domtar Corp (a)	4,534	220
Glatfelter	4,989	69	Property & Casualty Insurance (1.93%)
KapStone Paper and Packaging Corp (a)	19,426	180	American Physicians Capital Inc	4,644	129
Neenah Paper Inc	2,317	32	American Physicians Service Group Inc	1,007	23
Schweitzer-Mauduit International Inc	6,045	455	American Safety Insurance Holdings Ltd (a)	1,908	26
Wausau Paper Corp (a)	2,973	26	Amerisafe Inc (a)	20,327	352
		1,594	Amtrust Financial Services Inc	11,165	134
			Baldwin & Lyons Inc	1,260	30
Photo Equipment & Supplies (0.11%)			CNA Surety Corp (a)	2,669	37
Eastman Kodak Co (a)	24,492	148	Donegal Group Inc	1,813	27
Physical Therapy & Rehabilitation Centers (0.38%)			EMC Insurance Group Inc	756	16
Healthsouth Corp (a)	17,138	309	Employers Holdings Inc	4,737	63
Psychiatric Solutions Inc (a)	1,662	36	Enstar Group Ltd (a)	604	39
RehabCare Group Inc (a)	4,779	139	First Mercury Financial Corp	1,158	15
US Physical Therapy Inc (a)	1,007	16	FPIC Insurance Group Inc (a)	2,596	98
		500	Hallmark Financial Services (a)	4,898	38
			Harleysville Group Inc	2,903	94
Physician Practice Management (0.10%)			Infinity Property & Casualty Corp	1,461	58
American Dental Partners Inc (a)	5,561	70	Meadowbrook Insurance Group Inc	14,117	95
Healthways Inc (a)	3,325	57	Mercer Insurance Group Inc	856	14
		127	National Interstate Corp	956	17
Pipelines (0.02%)			Navigators Group Inc (a)	4,256	182
Crosstex Energy Inc (a)	3,678	28	NYMAGIC Inc	2,055	32
			PMA Capital Corp (a)	12,889	78
Platinum (0.10%)			ProAssurance Corp (a)	4,821	245
Stillwater Mining Co (a)	13,724	138	RLI Corp	1,947	100
			Safety Insurance Group Inc	1,260	44
Poultry (0.04%)			SeaBright Insurance Holdings Inc	3,426	35
Sanderson Farms Inc	1,200	56
			Selective Insurance Group	14,943	231
Power Converter & Supply Equipment (0.07%)			Tower Group Inc	7,132	158
Powell Industries Inc (a)	1,100	32	United America Indemnity Ltd (a)	5,794	41
Power-One Inc (a)	7,457	24	Universal Insurance Holdings Inc	1,153	7
PowerSecure International Inc (a)	3,000	20	Zenith National Insurance Corp	3,426	96
					2,554

Schedule of Investments
SmallCap Value Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Protection - Safety (0.03%)			REITS - Apartments (continued)
Landauer Inc	604 $	36	Associated Estates Realty Corp	10,300 $	122
			Education Realty Trust Inc	14,866	79
Publicly Traded Investment Fund (0.03%)			Home Properties Inc	4,962	220
Kayne Anderson Energy Development Co	2,839	41	Mid-America Apartment Communities Inc	4,910	230
			Post Properties Inc	4,434	79
Publishing - Books (0.18%)
					942
Courier Corp	1,611	22
Scholastic Corp	7,417	222	REITS - Diversified (1.43%)
		244	CapLease Inc	12,000	55
			Colonial Properties Trust	16,455	181
Publishing - Newspapers (0.03%)
			Cousins Properties Inc	6,752	52
AH Belo Corp (a)	7,034	43
			DuPont Fabros Technology Inc	8,765	146
Publishing - Periodicals (0.01%)			Entertainment Properties Trust	13,937	487
Primedia Inc	2,417	7	Gladstone Commercial Corp	1,359	19
			Investors Real Estate Trust	7,206	63
Quarrying (0.15%)			Lexington Realty Trust	71,295	424
Compass Minerals International Inc	3,179	200	Mission West Properties Inc	2,771	19
			PS Business Parks Inc	6,256	300
Racetracks (0.05%)			Washington Real Estate Investment Trust	5,442	142
Churchill Downs Inc	856	31			1,888
Speedway Motorsports Inc	2,065	34
		65	REITS - Healthcare (1.30%)
			Healthcare Realty Trust Inc	6,248	131
Radio (0.05%)			LTC Properties Inc	8,218	209
Entercom Communications Corp (a)	7,158	61	Medical Properties Trust Inc	25,365	254
			National Health Investors Inc	4,619	157
Real Estate Management & Services (0.01%)
United Capital Corp (a)	301	7	Omega Healthcare Investors Inc	26,898	503
			Senior Housing Properties Trust	21,294	444
Real Estate Operator & Developer (0.09%)			Universal Health Realty Income Trust	806	27
Forestar Group Inc (a)	3,778	70			1,725
Hilltop Holdings Inc (a)	4,231	48	REITS - Hotels (0.98%)
		118	Ashford Hospitality Trust Inc (a)	16,651	88
Recreational Centers (0.07%)			DiamondRock Hospitality Co	30,331	247
Life Time Fitness Inc (a)	3,929	94	Hersha Hospitality Trust	4,683	17
			Hospitality Properties Trust	4,000	88
Recycling (0.11%)			LaSalle Hotel Properties	26,002	524
Metalico Inc (a)	29,100	143	Strategic Hotels & Resorts Inc (a)	66,900	154
			Sunstone Hotel Investors Inc (a)	21,635	186
Reinsurance (1.56%)					1,304
Argo Group International Holdings Ltd	12,444	333
Aspen Insurance Holdings Ltd	12,697	338	REITS - Manufactured Homes (0.35%)
Flagstone Reinsurance Holdings Ltd	9,882	104	Equity Lifestyle Properties Inc	6,558	317
Greenlight Capital Re Ltd (a)	3,022	73	Sun Communities Inc	7,231	131
Maiden Holdings Ltd	5,341	36	UMH Properties Inc	1,475	12
Max Capital Group Ltd	14,385	324			460
Montpelier Re Holdings Ltd ADR	9,272	157	REITS - Mortgage (1.18%)
Platinum Underwriters Holdings Ltd	19,454	705	American Capital Agency Corp	1,713	46
		2,070	Anworth Mortgage Asset Corp	27,311	188
REITS - Apartments (0.71%)			Capstead Mortgage Corp	6,350	84
American Campus Communities Inc	8,269	212	Dynex Capital Inc	1,762	16

Schedule of Investments
SmallCap Value Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Mortgage (continued)			REITS - Warehouse & Industrial (0.74%)
Hatteras Financial Corp	3,828 $	105	DCT Industrial Trust Inc	54,601 $	270
iStar Financial Inc (a)	32,520	89	EastGroup Properties Inc	4,357	167
MFA Mortgage Investments Inc	81,655	601	First Industrial Realty Trust Inc (a)	57,637	295
NorthStar Realty Finance Corp	35,939	163	First Potomac Realty Trust	16,186	220
Pennymac Mortgage Investment Trust (a)	1,200	19	Monmouth Real Estate Investment Corp	3,426	26
Redwood Trust Inc	6,148	88			978
Resource Capital Corp	11,789	62	Rental - Auto & Equipment (1.07%)
Starwood Property Trust Inc	3,878	76	Avis Budget Group Inc (a)	20,734	224
Walter Investment Management Corp	2,116	29	Dollar Thrifty Automotive Group Inc (a)	11,723	285
		1,566	Electro Rent Corp	2,821	33
REITS - Office Property (1.22%)			H&E Equipment Services Inc (a)	2,922	31
BioMed Realty Trust Inc	28,759	419	McGrath Rentcorp	2,165	46
Corporate Office Properties Trust SBI MD	3,763	134	Rent-A-Center Inc/TX (a)	37,498	750
Douglas Emmett Inc	1,784	25	United Rentals Inc (a)	6,449	52
Franklin Street Properties Corp	6,098	77			1,421
Government Properties Income Trust	1,661	39	Research & Development (0.13%)
Highwoods Properties Inc	8,713	263	Albany Molecular Research Inc (a)	3,678	35
HRPT Properties Trust	25,400	169	Kendle International Inc (a)	7,050	143
Kilroy Realty Corp	4,533	131			178
Parkway Properties Inc/Md	17,514	365
		1,622	Resorts & Theme Parks (0.07%)
			Vail Resorts Inc (a)	2,669	90
REITS - Regional Malls (0.62%)
CBL & Associates Properties Inc	50,314	503	Retail - Apparel & Shoe (1.96%)
Glimcher Realty Trust	26,476	85	AnnTaylor Stores Corp (a)	6,248	79
Pennsylvania Real Estate Investment Trust	26,386	237	Brown Shoe Co Inc	9,563	117
		825	Buckle Inc/The	302	9
REITS - Shopping Centers (0.79%)			Cato Corp/The	6,718	138
Acadia Realty Trust	4,959	79	Charming Shoppes Inc (a)	33,390	194
Cedar Shopping Centers Inc	19,715	138	Christopher & Banks Corp	4,988	33
Developers Diversified Realty Corp	29,665	245	Collective Brands Inc (a)	11,065	218
Equity One Inc	3,426	57	Dress Barn Inc (a)	14,323	337
Inland Real Estate Corp	15,014	127	DSW Inc (a)	8,608	208
Ramco-Gershenson Properties Trust	10,980	104	Finish Line Inc/The	13,275	147
Saul Centers Inc	3,990	142	Genesco Inc (a)	2,417	57
Tanger Factory Outlet Centers	2,015	77	Gymboree Corp (a)	4,863	190
Urstadt Biddle Properties Inc	4,944	74	HOT Topic Inc (a)	2,771	16
		1,043	JOS A Bank Clothiers Inc (a)	5,989	251
			Liz Claiborne Inc (a)	4,584	22
REITS - Single Tenant (0.59%)			Men's Wearhouse Inc	15,390	310
Agree Realty Corp	1,108	21	New York & Co Inc (a)	3,930	14
Getty Realty Corp	1,662	36	Pacific Sunwear Of California (a)	10,331	36
National Retail Properties Inc	36,136	730	Rue21 Inc (a)	2,104	59
		787	Shoe Carnival Inc (a)	1,410	26
REITS - Storage (0.31%)			Stage Stores Inc	9,931	128
Extra Space Storage Inc	13,590	154	Stein Mart Inc (a)	406	3
Sovran Self Storage Inc	2,922	99			2,592
U-Store-It Trust	22,215	154
		407

Schedule of Investments
SmallCap Value Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Auto Parts (0.03%)			Retail - Major Department Store (0.19%)
PEP Boys-Manny Moe & Jack	4,434 $	37	Saks Inc (a)	40,129 $	258

Retail - Automobile (0.59%)			Retail - Office Supplies (0.02%)
America's Car-Mart Inc (a)	653	15	OfficeMax Inc (a)	2,267	29
Asbury Automotive Group Inc (a)	16,476	183
Group 1 Automotive Inc (a)	7,068	205	Retail - Pawn Shops (0.57%)
Lithia Motors Inc (a)	23,724	185	Cash America International Inc	20,177	758
Rush Enterprises Inc - Class A (a)	4,767	54
			Retail - Perfume & Cosmetics (0.05%)
Sonic Automotive Inc (a)	14,027	134
			Sally Beauty Holdings Inc (a)	7,559	63
		776
Retail - Bookstore (0.01%)			Retail - Petroleum Products (0.28%)
Books-A-Million Inc	1,410	9	World Fuel Services Corp	15,596	375
Borders Group Inc (a)	7,709	7
		16	Retail - Regional Department Store (0.29%)
			Bon-Ton Stores Inc/The (a)	6,600	58
Retail - Computer Equipment (0.03%)			Dillard's Inc	17,742	294
PC Connection Inc (a)	1,461	9	Retail Ventures Inc (a)	3,930	32
PC Mall Inc (a)	1,732	9			384
Systemax Inc	1,108	20
		38	Retail - Restaurants (0.76%)
			AFC Enterprises Inc (a)	3,627	30
Retail - Convenience Store (0.20%)			Bob Evans Farms Inc	3,274	91
Casey's General Stores Inc	2,216	68	CEC Entertainment Inc (a)	6,071	201
Pantry Inc/The (a)	14,048	189	Cracker Barrel Old Country Store Inc	2,644	98
Susser Holdings Corp (a)	1,008	9	Domino's Pizza Inc (a)	3,577	40
		266	Einstein Noah Restaurant Group Inc (a)	9,064	107
Retail - Discount (0.05%)			Frisch's Restaurants Inc	406	10
99 Cents Only Stores (a)	905	12	Landry's Restaurants Inc (a)	1,158	24
Fred's Inc	2,973	30	McCormick & Schmick's Seafood
Tuesday Morning Corp (a)	4,736	20	Restaurants Inc (a)	2,116	18
		62	O'Charleys Inc (a)	5,121	38
			Papa John's International Inc (a)	653	15
Retail - Fabric Store (0.12%)			Red Robin Gourmet Burgers Inc (a)	1,864	34
Jo-Ann Stores Inc (a)	4,359	153	Ruby Tuesday Inc (a)	19,793	137
Retail - Hair Salons (0.07%)			Ruth's Hospitality Group Inc - Rights (a)	63,669	8
Regis Corp	6,098	97	Ruth's Hospitality Group Inc (a)	34,369	96
			Sonic Corp (a)	1,154	10
Retail - Home Furnishings (0.07%)			Steak N Shake Co/The (a)	150	48
Haverty Furniture Cos Inc	2,771	34			1,005
Pier 1 Imports Inc (a)	12,295	63	Retail - Sporting Goods (0.21%)
		97	Cabela's Inc (a)	16,982	274
Retail - Jewelry (0.04%)			Zumiez Inc (a)	320	4
Zale Corp (a)	24,500	53			278
			Retail - Vitamins & Nutritional Suppliments (0.01%)
Retail - Leisure Products (0.01%)
			Vitamin Shoppe Inc (a)	805	17
West Marine Inc (a)	2,266	19
			Retirement & Aged Care (0.17%)
Retail - Mail Order (0.01%)
			Capital Senior Living Corp (a)	3,526	18
Sport Supply Group Inc	1,057	13
			Sunrise Senior Living Inc (a)	68,904	204
					222

Schedule of Investments
SmallCap Value Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Rubber - Tires (0.12%)			Schools (0.08%)
Cooper Tire & Rubber Co	9,200 $	157	Corinthian Colleges Inc (a)	7,400 $		104

Rubber & Plastic Products (0.06%)			Seismic Data Collection (0.22%)
Myers Industries Inc	8,159	75	Dawson Geophysical Co (a)	1,208		26
			Geokinetics Inc (a)	474		5
Satellite Telecommunications (0.08%)			ION Geophysical Corp (a)	48,769		232
EchoStar Holding Corp (a)	5,500	106	OYO Geospace Corp (a)	654		24
			TGC Industries Inc (a)	678		3
Savings & Loans - Thrifts (1.63%)
						290
Astoria Financial Corp	9,020	119
BankFinancial Corp	3,375	32	Semiconductor Component - Integrated Circuits (0.42%)
Beneficial Mutual Bancorp Inc (a)	3,426	31	Cypress Semiconductor Corp (a)	10,800		109
Berkshire Hills Bancorp Inc	4,258	71	Emulex Corp (a)	1,007		11
Brookline Bancorp Inc	14,088	141	Micrel Inc	4,232		32
Brooklyn Federal Bancorp Inc	339	3	Pericom Semiconductor Corp (a)	3,979		35
Cheviot Financial Corp	511	4	Sigma Designs Inc (a)	17,599		195
Clifton Savings Bancorp Inc	1,309	11	Standard Microsystems Corp (a)	1,511		30
Danvers Bancorp Inc	3,223	44	TriQuint Semiconductor Inc (a)	25,103		151
Dime Community Bancshares	12,147	147				563
ESB Financial Corp	1,461	17	Semiconductor Equipment (0.52%)
ESSA Bancorp Inc	2,367	28	ATMI Inc (a)	2,366		40
First Defiance Financial Corp	2,560	27	Brooks Automation Inc (a)	5,896		49
First Financial Holdings Inc	5,200	61	Cabot Microelectronics Corp (a)	2,216		78
First Niagara Financial Group Inc	19,612	269	Cohu Inc	2,468		32
Flushing Financial Corp	12,416	152	Entegris Inc (a)	32,909		120
Fox Chase Bancorp Inc (a)	1,219	12	MKS Instruments Inc (a)	9,871		164
Home Bancorp Inc (a)	1,409	17	Photronics Inc (a)	14,915		57
Investors Bancorp Inc (a)	4,534	54	Veeco Instruments Inc (a)	4,662		148
Kearny Financial Corp	2,317	23				688
Kentucky First Federal Bancorp	402	4
			Shipbuilding (0.01%)
Meridian Interstate Bancorp Inc (a)	1,511	14
			Todd Shipyards Corp	905		14
NASB Financial Inc	553	12
NewAlliance Bancshares Inc	11,238	131	Silver Mining (0.10%)
Northfield Bancorp Inc	3,073	41	Hecla Mining Co (a)	29,853		136
Northwest Bancshares Inc	11,680	137
OceanFirst Financial Corp	4,465	46	Steel - Producers (0.03%)
Oritani Financial Corp	448	6	General Steel Holdings Inc (a)	2,240		8
Provident Financial Services Inc	14,327	163	Schnitzer Steel Industries Inc	685		28
Provident New York Bancorp	3,627	30				36
Prudential Bancorp Inc of Pennsylvania	125	1	Steel Pipe & Tube (0.05%)
Rockville Financial Inc	1,309	13	Mueller Water Products Inc - Class A	14,060		63
Roma Financial Corp	756	9
United Community Financial Corp/OH (a)	2,990	5	Storage & Warehousing (0.03%)
United Financial Bancorp Inc	2,165	28	Mobile Mini Inc (a)	2,821		40
Waterstone Financial Inc (a)	100	-
Westfield Financial Inc	4,889	40	Telecommunication Equipment (0.81%)
WSFS Financial Corp	7,879	213	ADC Telecommunications Inc (a)	8,264		44
		2,156	ADTRAN Inc	1,913		41
			Anaren Inc (a)	383		5
			Arris Group Inc (a)	36,509		367

Schedule of Investments
SmallCap Value Fund I
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Telecommunication Equipment (continued)			Toys (0.16%)
Communications Systems Inc	956 $	11	Jakks Pacific Inc (a)	18,258 $	201
CPI International Inc (a)	2,106	24	Leapfrog Enterprises Inc (a)	4,231	14
Plantronics Inc	12,151	321			215
Preformed Line Products Co	65	2	Transactional Software (0.08%)
Sonus Networks Inc (a)	18,848	40	VeriFone Holdings Inc (a)	5,800	103
Symmetricom Inc (a)	10,871	55
Tekelec (a)	10,756	161	Transport - Air Freight (0.17%)
		1,071	Atlas Air Worldwide Holdings Inc (a)	6,293	231
Telecommunication Equipment - Fiber Optics (0.10%)
			Transport - Equipment & Leasing (0.14%)
Harmonic Inc (a)	3,526	21
			Aircastle Ltd	12,582	120
Oplink Communications Inc (a)	5,305	79
			Amerco Inc (a)	956	36
Sycamore Networks Inc	1,763	34
			Greenbrier Cos Inc (a)	2,619	21
		134
			Willis Lease Finance Corp (a)	755	13
Telecommunication Services (0.45%)					190
Aviat Networks Inc (a)	10,943	79
			Transport - Marine (0.91%)
Consolidated Communications Holdings Inc	11,255	193
			American Commercial Lines Inc (a)	1,410	22
Iowa Telecommunications Services Inc	2,821	46
			DHT Maritime Inc	13,311	50
Knology Inc (a)	3,022	33
			Eagle Bulk Shipping Inc (a)	5,644	28
MasTec Inc (a)	10,295	126
			Genco Shipping & Trading Ltd (a)	2,367	45
Premiere Global Services Inc (a)	13,354	108
			General Maritime Corp	5,190	40
USA Mobility Inc (a)	511	5
			Golar LNG Ltd (a)	1,813	21
		590
			Gulfmark Offshore Inc (a)	15,147	372
Telephone - Integrated (0.33%)			Horizon Lines Inc	23,637	112
Atlantic Tele-Network Inc	2,998	145	International Shipholding Corp	2,300	64
Cincinnati Bell Inc (a)	91,243	266	Knightsbridge Tankers Ltd	7,235	104
SureWest Communications (a)	2,266	20	Nordic American Tanker Shipping Ltd	5,778	172
		431	Ship Finance International Ltd	6,121	89
Television (0.29%)			TBS International PLC (a)	14,000	84
Belo Corp	9,525	63			1,203
LIN TV Corp (a)	18,090	86	Transport - Rail (0.03%)
Sinclair Broadcast Group Inc (a)	45,653	231	RailAmerica Inc (a)	3,200	40
		380
Textile - Apparel (0.27%)			Transport - Services (0.23%)
Perry Ellis International Inc (a)	22,070	354	Bristow Group Inc (a)	3,829	137
			Dynamex Inc (a)	641	10
Theaters (0.10%)			Echo Global Logistics Inc (a)	3,496	42
Carmike Cinemas Inc (a)	9,048	65	HUB Group Inc (a)	1,763	42
Cinemark Holdings Inc	678	10	Pacer International Inc (a)	14,947	45
National CineMedia Inc	4,232	63	PHI Inc (a)	956	19
		138	Universal Truckload Services Inc	905	15
					310
Therapeutics (0.01%)
Cypress Bioscience Inc (a)	1,986	10	Transport - Truck (0.46%)
			Arkansas Best Corp	6,097	137
Tobacco (0.11%)			Forward Air Corp	1,360	32
Alliance One International Inc (a)	4,484	23	Heartland Express Inc	8,014	111
Universal Corp/VA	2,568	116	Knight Transportation Inc	1,100	20
		139	Marten Transport Ltd (a)	3,887	69
			Old Dominion Freight Line Inc (a)	2,116	58

Schedule of Investments
SmallCap Value Fund I
January 31, 2010 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)
COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (2.54%)
Transport - Truck (continued)			Diversified Banking Institutions (2.54%)
Saia Inc (a)	7,416 $	89	Investment in Joint Trading Account; Bank
USA Truck Inc (a)	352	4	of America Repurchase Agreement; 0.10%
			dated 01/29/10 maturing 02/01/10
Werner Enterprises Inc	4,534	90	(collateralized by Sovereign Agency
		610	Issues; $1,023,000; 0.00% - 5.00%; dated
Travel Services (0.01%)			04/01/10 - 01/27/20)	$ 1,002 $	1,002
Interval Leisure Group Inc (a)	511	7	Investment in Joint Trading Account; Credit
			Suisse Repurchase Agreement; 0.10%
Universal Travel Group (a)	254	2	dated 01/29/10 maturing 02/01/10
		9	(collateralized by US Treasury Note;
			$527,000; 0.88%; dated 03/31/11)	517	517
Vitamins & Nutrition Products (0.03%)			Investment in Joint Trading Account;
Nutraceutical International Corp (a)	1,612	21	Deutsche Bank Repurchase Agreement;
Omega Protein Corp (a)	2,922	13	0.11% dated 01/29/10 maturing 02/01/10
Schiff Nutrition International Inc	1,511	12	(collateralized by Sovereign Agency
		46	Issues; $938,000; 0.00% - 4.75%; dated
			02/15/10 - 12/10/15)	920	920
Water (0.28%)			Investment in Joint Trading Account;
American States Water Co	4,006	133	Morgan Stanley Repurchase Agreement;
California Water Service Group	4,050	147	0.11% dated 01/29/10 maturing 02/01/10
			(collateralized by Sovereign Agency
Pico Holdings Inc (a)	1,260	40	Issues; $938,000; 1.13% - 3.15%; dated
SJW Corp	1,158	25	12/15/11 - 01/22/15)	920	920
York Water Co	1,764	24			3,359
		369
			TOTAL REPURCHASE AGREEMENTS	$ 3,359
Web Hosting & Design (0.02%)			Total Investments	$ 130,542
Web.com Group Inc (a)	4,131	23	Other Assets in Excess of Liabilities, Net - 1.39%		1,842

Web Portals (0.36%)			TOTAL NET ASSETS - 100.00%	$ 132,384
Earthlink Inc	19,370	157
United Online Inc	50,140	317	(a) Non-Income Producing Security
		474
Wire & Cable Products (0.22%)			Unrealized Appreciation (Depreciation)
Belden Inc	7,477	171	The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Encore Wire Corp	4,782	95	of investments held by the fund as of the period end were as follows:
Fushi Copperweld Inc (a)	2,469	23	Unrealized Appreciation	$ 6,132
		289
			Unrealized Depreciation		(13,216)
Wireless Equipment (0.17%)			Net Unrealized Appreciation (Depreciation)		(7,084)
EMS Technologies Inc (a)	611	8	Cost for federal income tax purposes		137,626
Globecomm Systems Inc (a)	3,274	24	All dollar amounts are shown in thousands (000's)
Novatel Wireless Inc (a)	17,572	131
Powerwave Technologies Inc (a)	20,763	29
RF Micro Devices Inc (a)	10,223	39
		231
TOTAL COMMON STOCKS	$ 127,183

	Schedule of Investments
	SmallCap Value Fund I
	January 31, 2010 (unaudited)
Portfolio Summary (unaudited)
Sector	Percent
Financial	34.17%
Industrial	14.56%
Consumer, Non-cyclical	13.38%
Consumer, Cyclical	12.24%
Utilities	5.72%
Technology	5.07%
Basic Materials	4.69%
Energy	4.40%
Communications	4.29%
Diversified	0.06%
Exchange Traded Funds	0.03%
Other Assets in Excess of Liabilities, Net	1.39%
TOTAL NET ASSETS	100.00%
Other Assets Summary (unaudited)
Asset Type	Percent
Futures	4.13%

	Futures Contracts
				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)
Russell 2000 Mini; March 2010	Buy	91	$ 5,730	$ 5,469	$ (261)
All dollar amounts are shown in thousands (000's)

Schedule of Investments
SmallCap Value Fund II
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (91.30%)			COMMON STOCKS (continued)
Advanced Materials & Products (0.29%)			Airlines (continued)
Ceradyne Inc (a)	15,877 $	310	UAL Corp (a)	15,562 $	190
Core Molding Technologies Inc (a)	344	1	US Airways Group Inc (a)	59,013	313
Hexcel Corp (a)	118,610	1,305			3,774
		1,616	Apparel Manufacturers (1.04%)
Advertising Services (0.01%)			Carter's Inc (a)	5,391	140
inVentiv Health Inc (a)	4,496	69	Columbia Sportswear Co	6,096	252
Marchex Inc	90	1	Delta Apparel Inc (a)	5,194	66
		70	G-III Apparel Group Ltd (a)	3,967	69
Aerospace & Defense (0.59%)			Hanesbrands Inc (a)	124,732	2,865
Cubic Corp	4,383	171	Jones Apparel Group Inc	119,189	1,721
Esterline Technologies Corp (a)	34,653	1,308	Lakeland Industries Inc (a)	4,532	38
Herley Industries Inc (a)	18,449	226	Oxford Industries Inc	8,799	157
Teledyne Technologies Inc (a)	4,399	164	Quiksilver Inc (a)	165,475	334
TransDigm Group Inc	28,382	1,370	Superior Uniform Group Inc	3,314	34
		3,239	Tandy Brands Accessories Inc (a)	5,373	16
					5,692
Aerospace & Defense Equipment (0.63%)
AAR Corp (a)	33,745	782	Applications Software (0.09%)
Allied Defense Group Inc/The (a)	2,055	15	American Reprographics Co (a)	23,137	163
Astronics Corp (a)	487	4	Bsquare Corp (a)	1,500	4
BE Aerospace Inc (a)	9,000	202	Callidus Software Inc (a)	3,811	12
CPI Aerostructures Inc (a)	328	2	China Information Security Technology Inc	724	3
			(a)
Curtiss-Wright Corp	8,209	251	Deltek Inc (a)	153	1
Ducommun Inc	13,064	235	Quest Software Inc (a)	19,172	330
Kaman Corp	9,133	227			513
LMI Aerospace Inc (a)	4,719	60
Moog Inc (a)	28,738	867	Athletic Equipment (0.01%)
SIFCO Industries Inc	769	10	Cybex International Inc (a)	4,747	6
Triumph Group Inc	15,163	772	Nautilus Inc (a)	22,836	57
		3,427			63
Agricultural Operations (0.03%)			Athletic Footwear (0.01%)
Andersons Inc/The	3,320	90	K-Swiss Inc (a)	4,800	44
Griffin Land & Nurseries Inc	472	13
			Auction House & Art Dealer (0.00%)
MGP Ingredients Inc (a)	9,186	60
			Spectrum Group International Inc (a)	8,050	15
		163
Air Pollution Control Equipment (0.00%)			Audio & Video Products (0.03%)
Ceco Environmental Corp (a)	700	3	Audiovox Corp (a)	15,866	105
Met-Pro Corp	570	5	Cobra Electronics Corp (a)	6,755	10
		8	Emerson Radio Corp (a)	1,900	5
Airlines (0.69%)			Universal Electronics Inc (a)	1,075	26
Alaska Air Group Inc (a)	19,219	602			146
ExpressJet Holdings Inc (a)	14,284	50	Auto - Medium & Heavy Duty Trucks (0.08%)
Hawaiian Holdings Inc (a)	13,125	78	Oshkosh Corp	12,806	462
JetBlue Airways Corp (a)	216,383	1,069
MAIR Holdings Inc (a)(b)(c)	16,800	-	Auto - Truck Trailers (0.00%)
Pinnacle Airlines Corp (a)	2,866	22	Wabash National Corp (a)	8,600	25
Republic Airways Holdings Inc (a)	61,562	301
Skywest Inc	78,517	1,149

Schedule of Investments
SmallCap Value Fund II
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Auto/Truck Parts & Equipment - Original (1.25%)			Building - Heavy Construction (continued)
American Axle & Manufacturing Holdings			Sterling Construction Co Inc (a)	3,807 $	72
Inc (a)	23,493 $	220	Tutor Perini Corp (a)	58,684	1,119
ArvinMeritor Inc (a)	30,822	299			1,384
Autoliv Inc (a)	39,959	1,711
Dana Holding Corp (a)	173,465	1,788	Building - Maintenance & Service (0.03%)
Federal Mogul Corp (a)	33,285	545	ABM Industries Inc	7,524	146
Miller Industries Inc/TN	11,941	134	Building - Mobile Home & Manufactured Housing (0.03%)
Modine Manufacturing Co (a)	49,803	474	Cavco Industries Inc (a)	2,686	96
Spartan Motors Inc	29,960	180	Palm Harbor Homes Inc (a)	8,236	17
Superior Industries International Inc	26,854	395	Skyline Corp	324	6
Supreme Industries Inc (a)	4,647	12	Winnebago Industries (a)	4,592	55
Tenneco Inc (a)	28,528	504			174
Titan International Inc	28,921	224
TRW Automotive Holdings Corp (a)	15,761	363	Building - Residential & Commercial (0.29%)
		6,849	Beazer Homes USA Inc (a)	33,844	132
			Brookfield Homes Corp (a)	18,753	136
Auto/Truck Parts & Equipment - Replacement (0.12%)			Hovnanian Enterprises Inc (a)	18,524	67
ATC Technology Corp/IL (a)	1,661	36	M/I Homes Inc (a)	14,215	147
Commercial Vehicle Group Inc (a)	15,940	76	Meritage Homes Corp (a)	9,227	207
Dorman Products Inc (a)	9,583	148	Orleans Homebuilders Inc (a)	7,702	11
Exide Technologies (a)	36,711	284	Pulte Homes Inc (a)	5,316	56
Motorcar Parts of America Inc (a)	2,164	13	Ryland Group Inc	17,968	400
Standard Motor Products Inc (a)	15,827	124	Standard Pacific Corp (a)	121,572	441
		681			1,597
B2B - E-Commerce (0.03%)			Building & Construction - Miscellaneous (0.16%)
Arbinet Corp (a)	7,394	17	Builders FirstSource Inc (a)	14,710	49
ePlus Inc (a)	9,437	148	Dycom Industries Inc (a)	28,248	231
		165	Insituform Technologies Inc (a)	8,208	168
Batteries & Battery Systems (0.09%)			Integrated Electrical Services Inc (a)	2,685	14
EnerSys (a)	25,121	490	Layne Christensen Co (a)	15,727	398
					860
Beverages - Non-Alcoholic (0.02%)
Heckmann Corp (a)	16,122	79	Building & Construction Products -
			Miscellaneous (0.80%)
National Beverage Corp	1,661	19	Armstrong World Industries Inc (a)	9,582	349
		98	Drew Industries Inc (a)	2,342	44
Brewery (0.00%)			Gibraltar Industries Inc (a)	39,544	551
Craft Brewers Alliance Inc (a)	9,552	22	Interline Brands Inc (a)	25,467	428
			Louisiana-Pacific Corp (a)	257,827	1,833
Broadcasting Services & Programming (0.29%)			NCI Building Systems Inc (a)	96,915	191
Fisher Communications Inc (a)	4,828	62	Quanex Building Products Corp	4,981	80
Gray Television Inc (a)	22,200	44	USG Corp (a)	75,078	902
Liberty Media Corp - Capital Series A (a)	56,686	1,468			4,378
New Frontier Media Inc (a)	917	2
			Building Products - Air & Heating (0.02%)
Outdoor Channel Holdings Inc (a)	500	2	Comfort Systems USA Inc	8,112	95
RHI Entertainment Inc (a)	898	-
World Wrestling Entertainment Inc	1,563	25	Building Products - Cement & Aggregate (0.09%)
		1,603	Texas Industries Inc	13,883	471
Building - Heavy Construction (0.25%)			US Concrete Inc (a)	31,522	29
Granite Construction Inc	6,253	193			500

Schedule of Investments
SmallCap Value Fund II
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Building Products - Doors & Windows (0.06%)			Chemicals - Specialty (continued)
Apogee Enterprises Inc	22,426 $	309	HB Fuller Co	22,593 $	452
PGT Inc (a)	8,844	17	ICO Inc	11,152	86
		326	Minerals Technologies Inc	7,370	352
Building Products - Light Fixtures (0.01%)			NewMarket Corp	3,925	354
LSI Industries Inc	9,827	59	OM Group Inc (a)	33,567	1,095
			Penford Corp	5,082	52
Building Products - Wood (0.08%)			Quaker Chemical Corp	3,517	62
Universal Forest Products Inc	12,981	441	Sensient Technologies Corp	104,246	2,705
			Stepan Co	192	11
Cable/Satellite TV (0.00%)			WR Grace & Co (a)	30,711	733
Here Media Inc - Special Shares (a)(b)(c)	3,700	-			7,126
Here Media Inc (a)(b)(c)	3,700	-
LodgeNet Interactive Corp (a)	2,052	11	Circuit Boards (0.07%)
			DDi Corp (a)	10,368	45
		11
			Park Electrochemical Corp	2,444	64
Casino Hotels (0.09%)			TTM Technologies Inc (a)	26,826	278
Boyd Gaming Corp (a)	59,193	462			387
Monarch Casino & Resort Inc (a)	1,913	13
MTR Gaming Group Inc (a)	14,706	26	Coal (0.37%)
			Cloud Peak Energy Inc (a)	5,762	78
		501
			International Coal Group Inc (a)	124,871	446
Cellular Telecommunications (0.55%)			Patriot Coal Corp (a)	44,608	691
Syniverse Holdings Inc (a)	180,315	3,031	Walter Energy Inc	12,723	826
					2,041
Chemicals - Diversified (0.61%)
Aceto Corp	9,251	49	Collectibles (0.02%)
Georgia Gulf Corp (a)	10,138	156	RC2 Corp (a)	7,144	103
Huntsman Corp	24,200	295
Innophos Holdings Inc	3,807	74	Commercial Banks (7.19%)
			1st Source Corp	24,362	372
Innospec Inc	19,495	190
			Alliance Financial Corp/NY	1,271	32
Olin Corp	26,211	432
			American National Bankshares Inc	1,953	37
Rockwood Holdings Inc (a)	21,825	478
			Ameris Bancorp	7,967	74
ShengdaTech Inc (a)	8,889	51
			AmeriServ Financial Inc (a)	22,099	32
Solutia Inc (a)	46,906	645
			Ames National Corp	1,170	22
Westlake Chemical Corp	48,737	1,001
			Arrow Financial Corp	1,170	30
		3,371
			Associated Banc-Corp	127,900	1,627
Chemicals - Fibers (0.01%)			Auburn National Bancorporation Inc	780	15
Zoltek Cos Inc (a)	7,694	64	Bancfirst Corp	2,052	83
			Banco Latinoamericano de Comercio
Chemicals - Plastics (0.34%)			Exterior SA	5,762	82
A Schulman Inc	23,235	523	Bancorp Inc/DE (a)	8,767	64
PolyOne Corp (a)	110,351	822	Bancorp Rhode Island Inc	1,170	29
Spartech Corp (a)	50,847	513	BancorpSouth Inc	75,193	1,720
		1,858	BancTrust Financial Group Inc	7,702	30
Chemicals - Specialty (1.30%)			Bank Mutual Corp	31,419	210
American Pacific Corp (a)	4,299	31	Bank of Florida Corp (a)	6,269	8
Arch Chemicals Inc	10,292	288	Bank of Granite Corp (a)	4,030	7
Cabot Corp	8,239	213	Bank of Kentucky Financial Corp	979	18
Cytec Industries Inc	8,970	335	Bank of Marin Bancorp	387	12
Ferro Corp	45,757	355	Bank of the Ozarks Inc	2,541	75
Hawkins Inc	110	2	Banner Corp	65,365	193

Schedule of Investments
SmallCap Value Fund II
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Commercial Banks (continued)			Commercial Banks (continued)
Bar Harbor Bankshares	880 $	24	First of Long Island Corp/The	1,464 $	35
Bridge Bancorp Inc	389	9	First Regional Bancorp/Los Angeles CA (a)	4,482	3
Bryn Mawr Bank Corp	1,856	30	(b)
Cadence Financial Corp	5,692	11	First Security Group Inc/TN	4,926	11
Camden National Corp	2,440	71	First South Bancorp Inc/Washington NC	2,541	26
Capital City Bank Group Inc	3,120	37	First State Bancorporation/NM (a)	7,881	5
CapitalSource Inc	153,700	736	FirstMerit Corp	142,472	2,919
Capitol Bancorp Ltd	9,118	21	FNB Corp/PA	106,993	759
Cardinal Financial Corp	13,542	126	FNB United Corp	4,030	6
Cascade Financial Corp	1,365	3	Fulton Financial Corp	26,181	242
Cathay General Bancorp	35,176	337	German American Bancorp Inc	4,373	65
Center Bancorp Inc	5,106	42	Glacier Bancorp Inc	26,962	387
Center Financial Corp (a)	13,439	64	Great Southern Bancorp Inc	2,444	55
Central Bancorp Inc/MA	538	4	Green Bankshares Inc	4,248	24
Central Pacific Financial Corp (a)	22,639	37	Guaranty Bancorp (a)	41,548	60
Century Bancorp Inc/MA	1,075	23	Hampton Roads Bankshares Inc	6,402	13
Chemical Financial Corp	21,791	462	Hancock Holding Co	14,142	579
Citizens Holding Co	975	20	Hanmi Financial Corp (a)	7,433	15
Citizens Republic Bancorp Inc (a)	71,535	54	Harleysville National Corp	26,377	169
City Holding Co	3,028	95	Heartland Financial USA Inc	5,470	76
CNB Financial Corp/PA	1,464	22	Heritage Commerce Corp	4,926	19
CoBiz Financial Inc	1,192	6	Home Bancshares Inc/Conway AR	3,614	89
Columbia Bancorp (a)	1,980	1	Horizon Financial Corp (a)	2,100	-
Columbia Banking System Inc	12,098	230	Iberiabank Corp	4,299	230
Community Bank System Inc	22,853	478	Independent Bank Corp/MI	9,045	7
Community Trust Bancorp Inc	3,127	79	Independent Bank Corp/Rockland MA	5,044	118
Crescent Financial Corp (a)	3,633	11	Integra Bank Corp	9,851	7
CVB Financial Corp	42,739	409	International Bancshares Corp	52,952	1,104
Dearborn Bancorp Inc (a)	3,950	6	Intervest Bancshares Corp (a)	1,702	7
Eagle Bancorp Inc (a)	4,788	54	Lakeland Bancorp Inc	11,123	77
East West Bancorp Inc	83,878	1,378	Lakeland Financial Corp	4,981	92
Encore Bancshares Inc (a)	2,036	17	LNB Bancorp Inc	1,971	8
Enterprise Bancorp Inc/MA	1,760	18	M&T Bank Corp	1,846	136
Enterprise Financial Services Corp	236	2	Macatawa Bank Corp (a)	7,447	14
Farmers Capital Bank Corp	2,676	24	MainSource Financial Group Inc	13,169	73
Fidelity Southern Corp (a)	553	3	MB Financial Inc	42,937	871
Financial Institutions Inc	5,749	72	MBT Financial Corp	6,090	11
First Bancorp Inc/ME	2,737	39	Merchants Bancshares Inc	1,561	32
First BanCorp/Puerto Rico	87,120	199	Midsouth Bancorp Inc	1,464	22
First Bancorp/Troy NC	8,072	125	Nara Bancorp Inc (a)	7,318	67
First Busey Corp	13,733	49	National Bankshares Inc	2,244	57
First Commonwealth Financial Corp	43,401	254	National Penn Bancshares Inc	103,005	618
First Community Bancshares Inc/VA	5,192	61	NBT Bancorp Inc	17,145	358
First Financial Bancorp	22,776	374	NewBridge Bancorp (a)	7,536	17
First Financial Bankshares Inc	6,791	360	North Valley Bancorp (a)	700	1
First Financial Corp/IN	2,444	67	Northeast Bancorp	806	9
First Mariner Bancorp Inc (a)	2,150	3	Northrim BanCorp Inc	2,049	33
First Merchants Corp	10,209	69	Norwood Financial Corp	584	15
First Midwest Bancorp Inc/IL	71,279	939	Ohio Valley Banc Corp	1,271	25

Schedule of Investments
SmallCap Value Fund II
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Commercial Banks (continued)			Commercial Banks (continued)
Old National Bancorp/IN	34,840 $	419	Texas Capital Bancshares Inc (a)	6,741 $	114
Old Point Financial Corp	680	10	TIB Financial Corp (a)	1,393	1
Old Second Bancorp Inc	3,594	21	Tompkins Financial Corp	1,659	65
Oriental Financial Group Inc	27,719	315	Tower Bancorp Inc	1,464	37
Orrstown Financial Services Inc	876	28	TowneBank/Portsmouth VA	6,644	71
Pacific Capital Bancorp NA	83,264	100	Trico Bancshares	4,393	76
Pacific Mercantile Bancorp (a)	3,550	11	Trustco Bank Corp NY	54,216	325
PacWest Bancorp	4,789	99	Trustmark Corp	23,846	544
Park National Corp	2,149	118	UMB Financial Corp	6,741	266
Patriot National Bancorp Inc (a)	2,329	4	Umpqua Holdings Corp	119,002	1,471
Penns Woods Bancorp Inc	490	15	Union Bankshares Corp/VA	3,851	49
Peoples Bancorp Inc/OH	10,664	138	United Bankshares Inc	17,454	435
Pinnacle Financial Partners Inc (a)	8,887	134	United Community Banks Inc/GA (a)	56,356	253
Porter Bancorp Inc	880	12	United Security Bancshares/Thomasville AL	1,953	29
Preferred Bank/Los Angeles CA	2,491	4	Univest Corp of Pennsylvania	3,421	60
Premier Financial Bancorp Inc	627	5	Virginia Commerce Bancorp (a)	2,918	17
PrivateBancorp Inc	13,044	177	Washington Banking Co	5,974	70
Prosperity Bancshares Inc	106,171	4,281	Washington Trust Bancorp Inc	4,399	75
Renasant Corp	14,142	203	Webster Financial Corp	93,200	1,442
Republic Bancorp Inc/KY	2,734	45	WesBanco Inc	12,464	181
Republic First Bancorp Inc (a)	247	1	West Coast Bancorp/OR - Rights (a)(b)	608	-
S&T Bancorp Inc	18,664	327	West Coast Bancorp/OR	1,900	5
Sandy Spring Bancorp Inc	13,907	167	Westamerica Bancorporation	8,107	451
Santander BanCorp (a)	1,368	17	Western Alliance Bancorp (a)	45,156	232
SCBT Financial Corp	2,639	79	Whitney Holding Corp/LA	29,821	370
Seacoast Banking Corp of Florida	8,866	14	Wilber Corp	1,856	13
Shore Bancshares Inc	2,639	35	Wilshire Bancorp Inc	11,984	110
Sierra Bancorp	3,370	34	Wintrust Financial Corp	21,834	759
Signature Bank/New York NY (a)	2,444	85	Yadkin Valley Financial Corp	4,568	19
Simmons First National Corp	6,836	183			39,418
Smithtown Bancorp Inc	4,692	25	Commercial Services (0.68%)
South Financial Group Inc/The	24,249	11	Collectors Universe	3,010	29
Southern Community Financial Corp/NC	13,075	29	Convergys Corp (a)	99,552	1,065
Southern Connecticut Bancorp Inc (a)	896	3	DynCorp International Inc (a)	6,739	81
Southside Bancshares Inc	3,223	64	ICT Group Inc (a)	8,017	127
Southwest Bancorp Inc/Stillwater OK	14,983	112	Intersections Inc (a)	12,290	53
State Bancorp Inc/NY	5,292	39	Live Nation Entertainment Inc (a)	76,391	876
StellarOne Corp	7,172	75	Mac-Gray Corp	16,549	148
Sterling Bancorp/NY	16,533	123	Perceptron Inc (a)	1,081	4
Sterling Bancshares Inc/TX	42,128	215	PHH Corp (a)	66,169	1,154
Sterling Financial Corp/WA (a)	31,439	24	Standard Parking Corp (a)	1,953	32
Suffolk Bancorp	979	26	StarTek Inc (a)	10,926	81
Sun Bancorp Inc/NJ (a)	22,902	87	Steiner Leisure Ltd (a)	1,563	62
Superior Bancorp (a)	4,277	14	Team Inc (a)	290	5
Susquehanna Bancshares Inc	139,322	1,094			3,717
SVB Financial Group (a)	13,537	587
SY Bancorp Inc	2,149	46	Commercial Services - Finance (0.21%)
Synovus Financial Corp	90,000	248	Advance America Cash Advance Centers Inc	890	4
Taylor Capital Group Inc (a)	9,025	82	Asset Acceptance Capital Corp (a)	6,378	37

Schedule of Investments
SmallCap Value Fund II
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Commercial Services - Finance (continued)			Computer Software (continued)
Cardtronics Inc (a)	1,073 $	12	Market Leader Inc (a)	2,508 $	5
Deluxe Corp	20,034	373			379
Dollar Financial Corp (a)	1,075	24	Computers (0.01%)
Euronet Worldwide Inc (a)	12,353	252	Silicon Graphics International Corp (a)	7,084	57
Global Cash Access Holdings Inc (a)	668	5
Heartland Payment Systems Inc	9,542	136	Computers - Integrated Systems (0.57%)
Jackson Hewitt Tax Service Inc (a)	22,785	62	3D Systems Corp (a)	1,561	16
MoneyGram International Inc (a)	54,152	163	Agilysys Inc	24,289	204
Rewards Network Inc	1,368	18	Cray Inc (a)	3,028	14
Track Data Corp (a)	1,120	4	Mercury Computer Systems Inc (a)	9,687	116
Tree.com Inc (a)	4,986	36	MICROS Systems Inc (a)	88,966	2,543
		1,126	MTS Systems Corp	3,125	80
Communications Software (0.06%)			Netscout Systems Inc (a)	979	14
Concurrent Computer Corp (a)	1,702	7	PAR Technology Corp (a)	9,180	53
Digi International Inc (a)	21,465	206	Radisys Corp (a)	4,785	36
DivX Inc (a)	11,561	65	Super Micro Computer Inc (a)	2,346	29
Seachange International Inc (a)	4,885	32			3,105
		310	Computers - Memory Devices (0.23%)
Computer Data Security (0.01%)			Datalink Corp (a)	200	1
Fortinet Inc (a)	1,073	19	Dataram Corp (a)	3,135	9
SCM Microsystems Inc (a)	9,851	20	Hutchinson Technology Inc (a)	22,175	149
		39	Imation Corp (a)	68,671	614
			Silicon Storage Technology Inc (a)	106,166	283
Computer Graphics (0.02%)			SMART Modular Technologies WWH Inc (a)	31,444	191
Monotype Imaging Holdings Inc (a)	6,841	62			1,247
Trident Microsystems Inc (a)	40,500	74
		136	Computers - Peripheral Equipment (0.15%)
			Astro-Med Inc	7,443	54
Computer Services (1.24%)			Electronics for Imaging Inc (a)	55,490	643
Acorn Energy Inc (a)	448	3	Franklin Electronic Publishers Inc (a)	6,000	15
CACI International Inc (a)	61,193	2,935	Key Tronic Corp (a)	7,191	35
Ciber Inc (a)	146,919	475	Planar Systems Inc (a)	19,539	44
Computer Task Group Inc (a)	3,615	25	Qualstar Corp	4,617	10
COMSYS IT Partners Inc (a)	4,689	59	Rimage Corp (a)	2,932	43
Dynamics Research Corp (a)	5,383	60			844
Insight Enterprises Inc (a)	58,948	678
Ness Technologies Inc (a)	12,314	68	Consulting Services (0.62%)
SRA International Inc (a)	105,264	1,813	CRA International Inc (a)	3,187	83
TechTeam Global Inc (a)	4,320	32	Diamond Management & Technology
			Consultants Inc	277	2
Tier Technologies Inc (a)	6,179	48
			Franklin Covey Co (a)	5,952	31
Tripos Inc (a)(b)(c)	100	-
			Hackett Group Inc/The (a)	12,845	30
Unisys Corp (a)	20,043	579
			Hill International Inc (a)	555	3
Virtusa Corp (a)	1,075	10
			LECG Corp (a)	9,797	28
		6,785
			PDI Inc (a)	14,813	74
Computer Software (0.07%)			Towers Watson & Co	72,748	3,174
Avid Technology Inc (a)	28,569	361			3,425
Double-Take Software Inc (a)	278	3
			Consumer Products - Miscellaneous (1.18%)
Global Defense Technology & Systems Inc (a)	780	10
			American Greetings Corp	56,552	1,045
			AT Cross Co (a)	1,100	5

Schedule of Investments
SmallCap Value Fund II
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Consumer Products - Miscellaneous (continued)			Diagnostic Kits (0.00%)
Blyth Inc	5,454 $	153	OraSure Technologies Inc (a)	517 $	3
Central Garden and Pet Co - A Shares (a)	26,770	235
CSS Industries Inc	12,363	214	Direct Marketing (0.05%)
Helen of Troy Ltd (a)	19,759	466	Harte-Hanks Inc	21,237	224
Jarden Corp	22,836	696	Valuevision Media Inc (a)	16,521	68
Kid Brands Inc (a)	22,430	112			292
Oil-Dri Corp of America	1,657	26	Disposable Medical Products (0.00%)
Prestige Brands Holdings Inc (a)	96,842	753	Medical Action Industries Inc (a)	880	12
Scotts Miracle-Gro Co/The	68,688	2,727
WD-40 Co	1,565	48	Distribution & Wholesale (0.91%)
		6,480	Beacon Roofing Supply Inc (a)	2,444	41
			BlueLinx Holdings Inc (a)	11,982	34
Containers - Metal & Glass (0.04%)			BMP Sunstone Corp (a)	1,877	10
Bway Holding Co (a)	2,970	50
			Brightpoint Inc (a)	38,892	227
Silgan Holdings Inc	2,830	147
			Chindex International Inc (a)	387	5
		197
			Core-Mark Holding Co Inc (a)	12,141	362
Containers - Paper & Plastic (0.74%)			GTSI Corp (a)	6,697	36
AEP Industries Inc (a)	56	2	Houston Wire & Cable Co	3,125	38
Graphic Packaging Holding Co (a)	249,545	843	Navarre Corp (a)	16,478	33
Mod-Pac Corp (a)	1,250	6	Owens & Minor Inc	12,281	492
Packaging Corp of America	130,668	2,881	Pool Corp	4,687	86
Rock-Tenn Co	1,561	67	Scansource Inc (a)	12,448	352
Temple-Inland Inc	14,295	248	School Specialty Inc (a)	25,930	573
		4,047	Tech Data Corp (a)	12,166	496
Cosmetics & Toiletries (0.09%)			Titan Machinery Inc (a)	5,127	56
CCA Industries Inc	400	2	United Stationers Inc (a)	4,982	272
Elizabeth Arden Inc (a)	22,506	349	Watsco Inc	3,614	173
Inter Parfums Inc	3,614	48	WESCO International Inc (a)	61,100	1,694
Parlux Fragrances Inc (a)	12,179	21			4,980
Physicians Formula Holdings Inc (a)	348	1	Diversified Manufacturing Operations (2.12%)
Revlon Inc (a)	3,223	50	Actuant Corp	151,597	2,542
		471	Acuity Brands Inc	5,543	198
Data Processing & Management (0.20%)			American Biltrite Inc (a)	1	-
Acxiom Corp (a)	20,265	312	Ameron International Corp	3,061	211
Bowne & Co Inc	26,080	171	AO Smith Corp	42,606	1,814
CSG Systems International Inc (a)	4,496	87	Barnes Group Inc	8,404	135
Fair Isaac Corp	14,828	325	Blount International Inc (a)	5,473	61
infoGROUP Inc (a)	5,000	39	Chase Corp	1,659	20
Schawk Inc	12,580	162	Colfax Corp (a)	5,374	61
		1,096	EnPro Industries Inc (a)	11,159	272
			Federal Signal Corp	23,611	153
Dental Supplies & Equipment (0.59%)
			GP Strategies Corp (a)	5,270	39
Patterson Cos Inc (a)	113,519	3,242
			Griffon Corp (a)	62,934	743
Diagnostic Equipment (0.01%)			Koppers Holdings Inc	16,899	472
Affymetrix Inc (a)	3,026	16	Lydall Inc (a)	17,865	113
Home Diagnostics Inc (a)	4,327	26	Park-Ohio Holdings Corp (a)	3,995	37
		42	Standex International Corp	12,951	295
			Synalloy Corp	580	5
			Teleflex Inc	50,403	2,881

Schedule of Investments
SmallCap Value Fund II
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diversified Manufacturing Operations			Electric - Integrated (continued)
(continued)			Unisource Energy Corp	13,832 $	425
Tredegar Corp	31,639 $	512	Unitil Corp	5,618	122
Trinity Industries Inc	69,051	1,080			6,030
		11,644
			Electric Products - Miscellaneous (0.38%)
Diversified Minerals (0.02%)			GrafTech International Ltd (a)	154,373	1,939
AMCOL International Corp	3,322	84	Graham Corp	1,075	17
United States Lime & Minerals Inc (a)	56	2	Littelfuse Inc (a)	3,910	118
		86			2,074

Diversified Operations (0.04%)			Electronic Components - Miscellaneous (0.82%)
Compass Diversified Holdings	4,299	50	AVX Corp	3,367	40
Harbinger Group Inc (a)	20,139	144	Bel Fuse Inc	8,155	155
Resource America Inc	8,860	34	Benchmark Electronics Inc (a)	76,813	1,400
		228	Blonder Tongue Laboratories (a)	1,523	2
Diversified Operations & Commercial Services (0.12%)			CTS Corp	58,893	448
Avalon Holdings Corp (a)	3,917	9	Daktronics Inc	1,368	11
Viad Corp	24,914	491	IntriCon Corp (a)	448	1
Volt Information Sciences Inc (a)	15,592	145	LaBarge Inc (a)	880	10
		645	Methode Electronics Inc	50,195	552

Drug Detection Systems (0.01%)			OSI Systems Inc (a)	1,073	28
Caliper Life Sciences Inc (a)	23,702	69	Plexus Corp (a)	5,473	186
			Rogers Corp (a)	7,561	181
E-Commerce - Products (0.02%)			Sanmina-SCI Corp (a)	11,000	145
1-800-Flowers.com Inc (a)	8,036	17	Sparton Corp (a)	8,094	50
Shutterfly Inc (a)	3,715	59	Stoneridge Inc (a)	1,200	8
US Auto Parts Network Inc (a)	2,737	16	Sypris Solutions Inc (a)	37,541	110
		92	Technitrol Inc	13,265	59

E-Commerce - Services (0.04%)			Vishay Intertechnology Inc (a)	149,583	1,128
Internet Brands Inc (a)	27,533	216			4,514
			Electronic Components - Semiconductors (1.37%)
Educational Software (0.03%)			Actel Corp (a)	23,753	262
PLATO Learning Inc (a)	33,919	140	Amkor Technology Inc (a)	20,482	117
			Applied Micro Circuits Corp (a)	72,171	529
Electric - Integrated (1.10%)
			AuthenTec Inc (a)	6,240	16
Allete Inc	12,190	382
			AXT Inc (a)	21,352	62
Avista Corp	18,860	384
			Ceva Inc (a)	876	10
Black Hills Corp	19,052	495
			DSP Group Inc (a)	39,040	269
CH Energy Group Inc	2,833	112
			Fairchild Semiconductor International Inc (a)	112,614	1,011
Cleco Corp	10,946	284
			GSI Technology Inc (a)	6,061	27
El Paso Electric Co (a)	10,455	201
			Ikanos Communications Inc (a)	10,564	23
Empire District Electric Co/The	17,023	313
			Integrated Silicon Solution Inc (a)	36,969	213
IDACORP Inc	32,744	1,027
			International Rectifier Corp (a)	7,414	134
Maine & Maritimes Corp	1,756	57
			IXYS Corp (a)	4,851	34
MGE Energy Inc	4,202	140
			Kopin Corp (a)	17,205	71
NorthWestern Corp	20,870	510
			Lattice Semiconductor Corp (a)	152,298	394
Otter Tail Corp	13,095	283
			Microtune Inc (a)	6,447	14
Pike Electric Corp (a)	2,833	25
			MoSys Inc (a)	2,100	9
PNM Resources Inc	28,117	327
			Omnivision Technologies Inc (a)	26,737	345
Portland General Electric Co	24,282	474
			QLogic Corp (a)	75,388	1,296
UIL Holdings Corp	17,256	469

Schedule of Investments
SmallCap Value Fund II
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Components - Semiconductors			Engineering - Research & Development
(continued)			Services (continued)
Richardson Electronics Ltd/United States	21,255 $	163	Mistras Group Inc (a)	1,170 $	17
Silicon Image Inc (a)	47,200	114	National Technical Systems Inc	5,105	29
Skyworks Solutions Inc (a)	149,636	1,899	Servidyne Inc	471	1
Virage Logic Corp (a)	5,799	32	VSE Corp	290	15
Volterra Semiconductor Corp (a)	7,171	140			431
White Electronic Designs Corp (a)	7,230	36	Engines - Internal Combustion (0.17%)
Zoran Corp (a)	25,070	275	Briggs & Stratton Corp	56,385	932
		7,495
Electronic Design Automation (0.04%)			Enterprise Software & Services (1.21%)
Cogo Group Inc (a)	7,329	47	American Software Inc/Georgia	334	2
Mentor Graphics Corp (a)	22,855	183	Epicor Software Corp (a)	9,674	74
		230	JDA Software Group Inc (a)	2,594	68
			Lawson Software Inc (a)	16,712	101
Electronic Measurement Instruments (0.07%)			Mantech International Corp (a)	1,365	65
Analogic Corp	1,500	60	Pervasive Software Inc (a)	11,672	60
Cyberoptics Corp (a)	7,092	51	Sybase Inc (a)	110,397	4,490
Keithley Instruments Inc	2,956	16	SYNNEX Corp (a)	30,623	811
LeCroy Corp (a)	9,544	37	Tyler Technologies Inc (a)	50,167	940
Measurement Specialties Inc (a)	10,503	125			6,611
MEMSIC Inc (a)	6,996	23
Zygo Corp (a)	8,148	86	Entertainment Software (0.05%)
		398	Glu Mobile Inc (a)	9,761	15
			Take-Two Interactive Software Inc (a)	23,039	214
Electronic Parts Distribution (0.01%)			THQ Inc (a)	8,600	43
NU Horizons Electronics Corp (a)	13,881	57			272
Electronic Security Devices (0.00%)			Environmental Consulting & Engineering (0.01%)
ICx Technologies Inc (a)	900	6	TRC Cos Inc (a)	14,328	39
LoJack Corp (a)	580	2
Vicon Industries Inc (a)	1,971	11	Environmental Monitoring & Detection (0.04%)
		19	Mine Safety Appliances Co	9,195	222

Electronics - Military (0.01%)			E-Services - Consulting (0.03%)
Arotech Corp (a)	9,039	15	Keynote Systems Inc	8,983	87
Merrimac Industries Inc (a)	717	12	Perficient Inc (a)	7,134	69
		27			156
E-Marketing & Information (0.01%)			Fiduciary Banks (0.13%)
Digital River Inc (a)	2,346	59	Boston Private Financial Holdings Inc	80,760	579
Looksmart Ltd (a)	14,346	14	Wilmington Trust Corp	9,670	127
		73			706
Energy - Alternate Sources (0.11%)			Filtration & Separation Products (0.10%)
Green Plains Renewable Energy Inc (a)	8,023	105	CLARCOR Inc	9,644	312
Headwaters Inc (a)	80,298	441	MFRI Inc (a)	5,284	36
Ocean Power Technologies Inc (a)	5,127	31	Polypore International Inc (a)	15,944	214
Rex Stores Corp (a)	359	5			562
		582
			Finance - Auto Loans (0.19%)
Engineering - Research & Development Services (0.08%)			AmeriCredit Corp (a)	48,818	1,024
EMCOR Group Inc (a)	15,311	368	Credit Acceptance Corp (a)	192	10
ENGlobal Corp (a)	391	1

Schedule of Investments
SmallCap Value Fund II
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Finance - Auto Loans (continued)			Finance - Mortgage Loan/Banker (continued)
United PanAm Financial Corp (a)	6,985 $	20	Federal Agricultural Mortgage Corp	5,115 $	39
		1,054			88
Finance - Commercial (0.01%)			Finance - Other Services (0.01%)
NewStar Financial Inc (a)	9,881	43	BGC Partners Inc	7,814	32

Finance - Consumer Loans (0.23%)			Financial Guarantee Insurance (0.92%)
Asta Funding Inc	4,323	27	Assured Guaranty Ltd	140,955	3,194
Encore Capital Group Inc (a)	7,153	113	MBIA Inc (a)	117,026	577
First Marblehead Corp/The (a)	25,721	55	MGIC Investment Corp (a)	76,180	461
Firstcity Financial Corp (a)	7,911	49	PMI Group Inc/The (a)	57,824	125
Nelnet Inc	26,384	440	Primus Guaranty Ltd (a)	5,861	19
Ocwen Financial Corp (a)	20,649	189	Radian Group Inc	103,781	667
Student Loan Corp	5,415	245			5,043
World Acceptance Corp (a)	3,421	138	Firearms & Ammunition (0.00%)
		1,256	Sturm Ruger & Co Inc	221	2
Finance - Credit Card (0.02%)
CompuCredit Holdings Corp	34,000	114	Fisheries (0.00%)
			HQ Sustainable Maritime Industries Inc (a)	100	1
Finance - Investment Banker & Broker (1.29%)
Cowen Group Inc (a)	11,768	58	Food - Baking (0.03%)
Diamond Hill Investment Group Inc	49	3	Flowers Foods Inc	6,631	161
E*Trade Financial Corp (a)	1,719,963	2,614	Tasty Baking Co	2,060	14
Evercore Partners Inc - Class A	2,149	64			175
FBR Capital Markets Corp (a)	5,273	32	Food - Canned (0.14%)
International Assets Holding Corp (a)	1,460	22	Del Monte Foods Co	28,055	319
JMP Group Inc	5,902	46	Seneca Foods Corp (a)	4,230	114
KBW Inc (a)	3,420	91	TreeHouse Foods Inc (a)	8,221	319
Knight Capital Group Inc (a)	23,027	360			752
LaBranche & Co Inc (a)	25,791	115	Food - Miscellaneous/Diversified (0.57%)
MF Global Holdings Ltd (a)	406,578	2,663	American Italian Pasta Co (a)	1,953	67
Oppenheimer Holdings Inc	2,049	56	B&G Foods Inc	6,824	61
Penson Worldwide Inc (a)	4,565	38	Cal-Maine Foods Inc	3,695	121
Piper Jaffray Cos (a)	11,424	555	Chiquita Brands International Inc (a)	63,656	934
Sanders Morris Harris Group Inc	11,540	55	Diamond Foods Inc	1,170	42
SWS Group Inc	18,779	225	Hain Celestial Group Inc (a)	45,124	721
Thomas Weisel Partners Group Inc (a)	10,006	43	John B. Sanfilippo & Son Inc (a)	17,710	270
TradeStation Group Inc (a)	7,816	55	M&F Worldwide Corp (a)	20,628	748
		7,095	Seaboard Corp	95	117
Finance - Leasing Company (0.09%)			Smart Balance Inc (a)	6,598	37
California First National Bancorp	1,570	20			3,118
Financial Federal Corp	12,511	341	Food - Retail (0.22%)
Marlin Business Services Corp (a)	8,932	88	Great Atlantic & Pacific Tea Co (a)	19,613	147
MicroFinancial Inc	5,351	17	Ingles Markets Inc	7,229	103
		466	Ruddick Corp	14,311	406
Finance - Mortgage Loan/Banker (0.02%)			Weis Markets Inc	1,953	69
Delta Financial Corp (a)(b)	18,200	-	Winn-Dixie Stores Inc (a)	48,195	488
Doral Financial Corp (a)	13,820	49			1,213

Schedule of Investments
SmallCap Value Fund II
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Food - Wholesale & Distribution (0.31%)			Health Care Cost Containment (continued)
Fresh Del Monte Produce Inc (a)	52,557 $	1,068	Prospect Medical Holdings Inc (a)	1,375 $	8
Nash Finch Co	9,738	336			28
Spartan Stores Inc	21,827	296	Heart Monitors (0.01%)
		1,700	Cardiac Science Corp (a)	26,263	68
Footwear & Related Apparel (0.75%)
CROCS Inc (a)	20,714	152	Home Furnishings (0.33%)
Iconix Brand Group Inc (a)	53,611	677	Bassett Furniture Industries Inc (a)	6,300	27
Lacrosse Footwear Inc	986	13	Ethan Allen Interiors Inc	4,496	65
Rocky Brands Inc (a)	3,672	31	Flexsteel Industries	2,117	25
Skechers U.S.A. Inc (a)	25,414	713	Furniture Brands International Inc (a)	96,230	497
Timberland Co/The (a)	4,981	86	Hooker Furniture Corp	5,850	74
Wolverine World Wide Inc	93,140	2,464	Kimball International Inc	37,880	299
		4,136	La-Z-Boy Inc (a)	71,082	721
			Sealy Corp (a)	12,016	36
Forestry (0.02%)			Stanley Furniture Co Inc (a)	4,307	42
Potlatch Corp	3,910	120			1,786
Funeral Services & Related Items (0.09%)			Hotels & Motels (0.38%)
Carriage Services Inc (a)	21,003	81	Gaylord Entertainment Co (a)	52,999	1,020
Service Corp International/US	33,313	255	Lodgian Inc (a)	19,612	48
Stewart Enterprises Inc	34,702	176	Marcus Corp	6,694	75
		512	Orient-Express Hotels Ltd (a)	77,848	760
Gambling (Non-Hotel) (0.07%)			Red Lion Hotels Corp (a)	31,701	188
Lakes Entertainment Inc (a)	14,149	35			2,091
Pinnacle Entertainment Inc (a)	41,548	339	Housewares (0.01%)
		374	Lifetime Brands Inc (a)	8,955	71

Gas - Distribution (0.64%)			Human Resources (0.48%)
Chesapeake Utilities Corp	2,148	64	Barrett Business Services Inc	3,695	47
Laclede Group Inc/The	5,177	167	CDI Corp	23,127	298
New Jersey Resources Corp	11,275	412	Cross Country Healthcare Inc (a)	36,652	332
Nicor Inc	14,786	599	Edgewater Technology Inc (a)	10,657	32
Northwest Natural Gas Co	6,155	267	Heidrick & Struggles International Inc	7,635	194
Piedmont Natural Gas Co Inc	24,675	633	Hudson Highland Group Inc (a)	4,585	19
South Jersey Industries Inc	9,009	345	Kelly Services Inc (a)	38,252	502
Southwest Gas Corp	16,409	454	Kforce Inc (a)	9,833	131
WGL Holdings Inc	17,768	564	Korn/Ferry International (a)	8,889	132
		3,505	On Assignment Inc (a)	34,721	242
Gold Mining (0.01%)			RCM Technologies Inc (a)	8,329	22
US Gold Corp (a)	21,333	48	Spherion Corp (a)	86,078	486
			TrueBlue Inc (a)	15,178	220
Golf (0.08%)					2,657
Aldila Inc (a)	1,059	5
Callaway Golf Co	59,026	440	Identification Systems - Development (0.25%)
		445	Brady Corp	20,213	571
			Checkpoint Systems Inc (a)	19,900	319
Hazardous Waste Disposal (0.02%)			Cogent Inc (a)	10,828	112
EnergySolutions Inc	14,462	121	L-1 Identity Solutions Inc (a)	50,704	380
Health Care Cost Containment (0.01%)					1,382
MedQuist Inc	2,930	20

Schedule of Investments
SmallCap Value Fund II
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Industrial Audio & Video Products (0.01%)			Internet Financial Services (0.00%)
Ballantyne Strong Inc (a)	10,193 $	34	Online Resources Corp (a)	4,757 $	23
China Security & Surveillance Technology
Inc (a)	2,734	20	Internet Incubators (0.14%)
		54	Internet Capital Group Inc (a)	27,403	171
Industrial Automation & Robots (0.34%)			ModusLink Global Solutions Inc (a)	44,511	452
Cognex Corp	13,544	222	Safeguard Scientifics Inc (a)	12,934	140
Gerber Scientific Inc (a)	21,505	105			763
Hurco Cos Inc (a)	2,462	41	Internet Infrastructure Software (0.10%)
Nordson Corp	26,762	1,513	Openwave Systems Inc (a)	47,031	105
		1,881	support.com Inc (a)	28,267	70
Industrial Gases (0.41%)			TIBCO Software Inc (a)	44,110	395
Airgas Inc	53,676	2,268			570
			Internet Security (0.09%)
Instruments - Controls (0.19%)			ActivIdentity Corp (a)	27,949	64
Frequency Electronics Inc (a)	11,821	59	Ipass Inc (a)	29,910	33
Spectrum Control Inc (a)	18,243	188	SonicWALL Inc (a)	39,187	298
Technology Research Corp	4,162	14	VASCO Data Security International Inc (a)	12,945	103
Watts Water Technologies Inc	23,569	682			498
Woodward Governor Co	2,149	55
X-Rite Inc (a)	9,267	23	Internet Telephony (0.00%)
		1,021	j2 Global Communications Inc (a)	1,172	24
Instruments - Scientific (0.05%)			Investment Companies (1.68%)
FEI Co (a)	880	18	Allied Capital Corp (a)	88,248	367
OI Corp	1,523	12	American Capital Ltd (a)	218,976	808
Varian Inc (a)	4,496	232	ante4 Inc (a)	6,777	6
		262	Apollo Investment Corp	280,868	2,893
Insurance Brokers (0.00%)			Ares Capital Corp	186,065	2,289
Crawford & Co (a)	1,365	5	Fifth Street Finance Corp	148,574	1,627
			Gladstone Investment Corp	7,034	34
Internet Application Software (0.08%)			Harris & Harris Group Inc (a)	4,589	19
Lionbridge Technologies Inc (a)	17,046	40	Hercules Technology Growth Capital Inc	7,525	76
RealNetworks Inc (a)	99,774	421	Main Street Capital Corp	876	12
		461	MCG Capital Corp (a)	82,169	377
Internet Connectivity Services (0.03%)			Medallion Financial Corp	25,505	205
Internap Network Services Corp (a)	29,655	132	NGP Capital Resources Co	6,841	52
PC-Tel Inc (a)	5,226	30	PennantPark Investment Corp	8,013	72
		162	Prospect Capital Corp	26,150	298
			TICC Capital Corp	8,402	49
Internet Content - Entertainment (0.02%)					9,184
Alloy Inc (a)	10,833	84
Atrinsic Inc (a)	6,388	4	Investment Management & Advisory Services (0.13%)
Hollywood Media Corp (a)	3,985	5	Artio Global Investors Inc	4,786	117
		93	Calamos Asset Management Inc	6,286	81
			Epoch Holding Corp	308	3
Internet Content - Information & News (0.03%)			GAMCO Investors Inc	880	36
LoopNet Inc (a)	9,726	91	National Financial Partners Corp (a)	45,612	386
TechTarget Inc (a)	4,939	26	Teton Advisors Inc	95	1
TheStreet.com Inc	6,538	21	Virtus Investment Partners Inc (a)	5,386	88
		138

Schedule of Investments
SmallCap Value Fund II
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Investment Management & Advisory Services			Machinery - General Industry (0.52%)
(continued)			Albany International Corp	19,103 $	380
Westwood Holdings Group Inc	111 $	4	Altra Holdings Inc (a)	7,327	81
		716	Applied Industrial Technologies Inc	21,610	471
Lasers - Systems & Components (0.32%)			Chart Industries Inc (a)	4,773	77
Coherent Inc (a)	18,059	536	DXP Enterprises Inc (a)	9,044	118
Cymer Inc (a)	8,591	269	Gardner Denver Inc	3,398	136
Electro Scientific Industries Inc (a)	28,459	319	Gencor Industries Inc (a)	717	5
II-VI Inc (a)	2,537	68	Intevac Inc (a)	6,154	88
Newport Corp (a)	55,256	470	Kadant Inc (a)	16,694	254
Rofin-Sinar Technologies Inc (a)	3,420	75	Manitowoc Co Inc/The	10,400	113
		1,737	Robbins & Myers Inc	46,659	1,037
Leisure & Recreation Products (0.18%)			Twin Disc Inc	6,978	67
Brunswick Corp/DE	82,180	882			2,827
GameTech International Inc (a)	627	1	Machinery - Material Handling (0.07%)
Johnson Outdoors Inc (a)	5,821	62	Columbus McKinnon Corp/NY (a)	14,486	197
Multimedia Games Inc (a)	10,425	51	Key Technology Inc (a)	1,321	19
		996	NACCO Industries Inc	3,378	182
Life & Health Insurance (1.41%)					398
American Equity Investment Life Holding Co	70,798	519	Machinery - Print Trade (0.00%)
Conseco Inc (a)	668,210	3,181	Duoyuan Printing Inc (a)	1,854	15
Delphi Financial Group Inc	35,901	727
FBL Financial Group Inc	28,961	519	Machinery - Pumps (0.04%)
Independence Holding Co	8,329	68	Tecumseh Products Co (a)	19,894	220
National Western Life Insurance Co	487	79
Phoenix Cos Inc/The (a)	194,207	456	Machinery Tools & Related Products (0.34%)
			Hardinge Inc	7,522	39
Presidential Life Corp	27,317	247
			Lincoln Electric Holdings Inc	37,187	1,816
Protective Life Corp	75,066	1,265
			LS Starrett Co	180	2
Universal American Corp/NY (a)	51,405	687
					1,857
		7,748
			Marine Services (0.02%)
Lighting Products & Systems (0.00%)
			Great Lakes Dredge & Dock Corp	23,042	136
Orion Energy Systems Inc (a)	1,900	9
			Medical - Biomedical/Gene (0.26%)
Linen Supply & Related Items (0.14%)
			American Oriental Bioengineering Inc (a)	12,507	50
G&K Services Inc	20,460	511
			Arqule Inc (a)	6,058	20
Unifirst Corp/MA	4,868	245
			Cambrex Corp (a)	361	2
		756
			Celera Corp (a)	22,474	151
Machinery - Construction & Mining (0.03%)			Celldex Therapeutics Inc (a)	2,493	11
Astec Industries Inc (a)	7,120	177	Enzo Biochem Inc (a)	2,639	13
			Facet Biotech Corp (a)	13,303	210
Machinery - Electrical (0.36%)			Harvard Bioscience Inc (a)	221	1
Baldor Electric Co	53,374	1,317
			Martek Biosciences Corp (a)	23,370	503
Franklin Electric Co Inc	4,885	127
			Maxygen Inc (a)	600	3
Regal-Beloit Corp	11,615	551
			PDL BioPharma Inc	51,768	331
		1,995
			RTI Biologics Inc (a)	43,859	139
Machinery - Farm (0.18%)			SuperGen Inc (a)	6,739	18
Alamo Group Inc	11,418	205			1,452
Lindsay Corp	18,894	760
			Medical - Drugs (0.35%)
		965
			Adolor Corp (a)	6,839	11

Schedule of Investments
SmallCap Value Fund II
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Drugs (continued)			Medical Imaging Systems (continued)
Biodel Inc (a)	248 $	1	Merge Healthcare Inc (a)	12,054 $	31
Cumberland Pharmaceuticals Inc (a)	489	6	Vital Images Inc (a)	4,825	69
Hi-Tech Pharmacal Co Inc (a)	10,452	225			121
Infinity Pharmaceuticals Inc (a)	5,113	31	Medical Information Systems (0.04%)
KV Pharmaceutical Co (a)	33,095	114	AMICAS Inc (a)	41,313	222
Lannett Co Inc (a)	4,209	25
Medicis Pharmaceutical Corp	21,298	492	Medical Instruments (0.23%)
Viropharma Inc (a)	103,257	1,020	Angiodynamics Inc (a)	25,361	407
		1,925	Conmed Corp (a)	20,080	432
Medical - Generic Drugs (0.08%)			CryoLife Inc (a)	444	3
Caraco Pharmaceutical Laboratories Ltd (a)	2,052	10	ev3 Inc (a)	15,147	221
Par Pharmaceutical Cos Inc (a)	15,752	415	Natus Medical Inc (a)	2,247	31
		425	Solta Medical Inc (a)	500	1
			Symmetry Medical Inc (a)	13,491	120
Medical - HMO (0.68%)			Urologix Inc (a)	6,896	12
Centene Corp (a)	12,163	234	Young Innovations Inc	487	11
Healthspring Inc (a)	87,560	1,523			1,238
Magellan Health Services Inc (a)	15,997	631
Molina Healthcare Inc (a)	13,829	308	Medical Laboratory & Testing Service (0.00%)
Triple-S Management Corp (a)	18,320	304	Orchid Cellmark Inc (a)	5,015	8
WellCare Health Plans Inc (a)	23,565	735
			Medical Laser Systems (0.03%)
		3,735
			Cutera Inc (a)	7,079	62
Medical - Hospitals (0.18%)			Cynosure Inc (a)	9,823	100
Dynacq Healthcare Inc (a)	172	1	Iridex Corp (a)	996	3
LifePoint Hospitals Inc (a)	25,701	770	LCA-Vision Inc (a)	1,854	11
Medcath Corp (a)	20,836	141			176
Select Medical Holdings Corp (a)	7,522	75
			Medical Products (0.70%)
SunLink Health Systems Inc (a)	100	-
			American Medical Systems Holdings Inc (a)	5,924	114
		987
			Cantel Medical Corp	1,075	21
Medical - Nursing Homes (0.28%)			Cooper Cos Inc/The	43,021	1,520
Assisted Living Concepts Inc (a)	8,686	224	Greatbatch Inc (a)	4,903	96
Kindred Healthcare Inc (a)	51,883	877	Hanger Orthopedic Group Inc (a)	4,202	68
Odyssey HealthCare Inc (a)	5,275	78	HealthTronics Inc (a)	34,913	98
Skilled Healthcare Group Inc (a)	10,008	66	Invacare Corp	27,428	687
Sun Healthcare Group Inc (a)	33,665	294	LeMaitre Vascular Inc (a)	3,493	16
		1,539	Misonix Inc (a)	11,445	23
Medical - Outpatient & Home Medical Care (0.19%)			Osteotech Inc (a)	24,298	82
Allied Healthcare International Inc (a)	72,915	195	SRI/Surgical Express Inc (a)	3,941	9
Amedisys Inc (a)	600	33	TomoTherapy Inc (a)	19,816	80
American Shared Hospital Services (a)	1,075	3	West Pharmaceutical Services Inc	28,376	1,031
Amsurg Corp (a)	11,963	252			3,845
Continucare Corp (a)	725	3	Metal - Aluminum (0.34%)
Gentiva Health Services Inc (a)	13,744	351	Century Aluminum Co (a)	101,951	1,154
NovaMed Inc (a)	10,417	43	Kaiser Aluminum Corp	19,682	692
Res-Care Inc (a)	19,748	178			1,846
		1,058
			Metal Processors & Fabrication (0.80%)
Medical Imaging Systems (0.02%)			CIRCOR International Inc	12,245	346
Digirad Corp (a)	10,755	21	Hawk Corp (a)	1,463	25

Schedule of Investments
SmallCap Value Fund II
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Metal Processors & Fabrication (continued)			Multimedia (continued)
Haynes International Inc	4,714 $	138	Media General Inc (a)	15,563 $	127
Kaydon Corp	60,660	1,983			497
Ladish Co Inc (a)	5,825	90	Networking Products (0.47%)
LB Foster Co (a)	2,149	58	3Com Corp (a)	14,757	110
Mueller Industries Inc	19,625	483	Adaptec Inc (a)	141,163	429
NN Inc (a)	12,179	48	Anixter International Inc (a)	9,924	413
North American Galvanizing & Coating Inc	1,075	5	Black Box Corp	26,550	730
(a)
RTI International Metals Inc (a)	37,682	933	Extreme Networks (a)	28,145	69
Worthington Industries Inc	17,399	252	Hypercom Corp (a)	42,522	146
		4,361	Netgear Inc (a)	20,339	420
			Performance Technologies Inc (a)	11,588	33
Metal Products - Distribution (0.06%)			Polycom Inc (a)	10,651	239
AM Castle & Co	21,175	205	Soapstone Networks Inc	6,090	5
Lawson Products Inc/DE	1,268	21			2,594
Olympic Steel Inc	4,640	129
		355	Night Clubs (0.02%)
			Rick's Cabaret International Inc (a)	8,278	92
Metal Products - Fasteners (0.01%)
Chicago Rivet & Machine Co	269	4	Non-Ferrous Metals (0.51%)
Eastern Co/The	2,392	28	Brush Engineered Materials Inc (a)	16,534	297
		32	Horsehead Holding Corp (a)	11,365	111
Miscellaneous Manufacturers (0.08%)			Thompson Creek Metals Co Inc (a)	151,190	1,754
American Railcar Industries Inc	8,558	85	USEC Inc (a)	154,442	618
FreightCar America Inc	4,391	86			2,780
John Bean Technologies Corp	5,767	95	Non-Hazardous Waste Disposal (0.85%)
Movado Group Inc (a)	12,491	136	Casella Waste Systems Inc (a)	3,414	15
NL Industries Inc	5,236	35	Waste Connections Inc (a)	138,791	4,465
Portec Rail Products Inc	1,073	12	Waste Services Inc (a)	19,848	180
Trimas Corp (a)	1,953	12			4,660
		461	Office Furnishings - Original (0.06%)
Motion Pictures & Services (0.02%)			HNI Corp	2,541	64
Ascent Media Corp (a)	3,441	89	Kewaunee Scientific Corp	627	9
			Steelcase Inc	37,277	264
MRI - Medical Diagnostic Imaging (0.02%)			Virco Manufacturing	4,847	17
Nighthawk Radiology Holdings Inc (a)	26,749	106			354
RadNet Inc (a)	780	2
		108	Office Supplies & Forms (0.12%)
			ACCO Brands Corp (a)	46,518	358
Multi-Line Insurance (0.38%)			Ennis Inc	21,164	318
Eastern Insurance Holdings Inc	4,301	36			676
Horace Mann Educators Corp	58,334	699
National Security Group Inc	269	4	Oil - Field Services (1.81%)
United Fire & Casualty Co	24,544	413	Allis-Chalmers Energy Inc (a)	115,535	422
Unitrin Inc	41,840	908	Basic Energy Services Inc (a)	36,729	345
		2,060	Boots & Coots Inc (a)	24,821	38
			Cal Dive International Inc (a)	20,245	143
Multimedia (0.09%)			Exterran Holdings Inc (a)	19,330	392
4Kids Entertainment Inc (a)	10,120	15	Global Industries Ltd (a)	75,255	525
EW Scripps Co (a)	37,387	254	Helix Energy Solutions Group Inc (a)	90,807	964
Journal Communications Inc	28,794	101	Hornbeck Offshore Services Inc (a)	16,800	361

Schedule of Investments
SmallCap Value Fund II
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil - Field Services (continued)			Oil Company - Exploration & Production
Key Energy Services Inc (a)	327,959 $	3,171	(continued)
Matrix Service Co (a)	5,861	59	Venoco Inc (a)	627 $	7
Newpark Resources Inc (a)	70,275	280			13,139
Oil States International Inc (a)	56,482	2,081	Oil Field Machinery & Equipment (0.33%)
Omni Energy Services Corp (a)	90	-	Bolt Technology Corp (a)	1,856	19
SEACOR Holdings Inc (a)	4,871	342	Complete Production Services Inc (a)	97,562	1,222
Superior Energy Services Inc (a)	10,500	241	Gulf Island Fabrication Inc	10,131	177
Superior Well Services Inc (a)	14,205	225	Lufkin Industries Inc	490	31
Tetra Technologies Inc (a)	18,063	189	Mitcham Industries Inc (a)	2,906	22
Trico Marine Services Inc/United States (a)	18,426	65	Natural Gas Services Group Inc (a)	4,858	76
Union Drilling Inc (a)	10,369	75	T-3 Energy Services Inc (a)	12,247	276
		9,918			1,823
Oil & Gas Drilling (0.85%)			Oil Refining & Marketing (0.15%)
Atlas Energy Inc (a)	14,973	453	Alon USA Energy Inc	10,142	73
Bronco Drilling Co Inc (a)	29,872	150	CVR Energy Inc (a)	31,207	250
Hercules Offshore Inc (a)	186,316	726	Delek US Holdings Inc	26,676	186
Parker Drilling Co (a)	109,704	528	Frontier Oil Corp	7,200	90
Pioneer Drilling Co (a)	71,626	569	Western Refining Inc (a)	51,972	237
Unit Corp (a)	46,065	2,098			836
Vantage Drilling Co (a)	88,401	125	Paper & Related Products (0.74%)
		4,649	Boise Inc (a)	79,285	409
Oil Company - Exploration & Production (2.40%)			Buckeye Technologies Inc (a)	36,458	417
Approach Resources Inc (a)	8,616	69	Clearwater Paper Corp (a)	2,244	110
Arena Resources Inc (a)	53,622	2,056	Domtar Corp (a)	23,916	1,161
ATP Oil & Gas Corp (a)	62,120	899	Glatfelter	58,419	806
Berry Petroleum Co	24,174	655	KapStone Paper and Packaging Corp (a)	33,319	308
Bill Barrett Corp (a)	39,503	1,225	Mercer International Inc (a)	22,130	69
Brigham Exploration Co (a)	8,108	106	Neenah Paper Inc	8,633	120
Clayton Williams Energy Inc (a)	1,300	43	Schweitzer-Mauduit International Inc	7,478	563
Concho Resources Inc/Midland TX (a)	53,626	2,406	Wausau Paper Corp (a)	8,595	76
Double Eagle Petroleum Co (a)	1,700	7			4,039
GeoMet Inc (a)	16,119	18	Patient Monitoring Equipment (0.00%)
Georesources Inc (a)	3,730	48	CardioNet Inc (a)	700	4
GMX Resources Inc (a)	92,650	981
Goodrich Petroleum Corp (a)	5,082	106	Pharmacy Services (0.00%)
Gran Tierra Energy Inc (a)	42,415	207	BioScrip Inc (a)	624	5
Harvest Natural Resources Inc (a)	27,761	125
HKN Inc (a)	4,891	14	Curative Health Services Inc (a)(b)(c)	4,500	-
Mariner Energy Inc (a)	5,995	87			5
Penn Virginia Corp	47,790	1,160	Photo Equipment & Supplies (0.15%)
Petroleum Development Corp (a)	22,636	474	Eastman Kodak Co (a)	134,524	814
Petroquest Energy Inc (a)	9,284	50
Rex Energy Corp (a)	10,313	128	Physical Therapy & Rehabilitation Centers (0.05%)
Rosetta Resources Inc (a)	28,758	591	Psychiatric Solutions Inc (a)	9,022	199
St Mary Land & Exploration Co	8,191	262	RehabCare Group Inc (a)	1,657	48
Stone Energy Corp (a)	32,826	523	US Physical Therapy Inc (a)	1,956	31
Swift Energy Co (a)	32,670	819			278
Vaalco Energy Inc (a)	17,297	73

Schedule of Investments
SmallCap Value Fund II
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Physician Practice Management (0.54%)			Property & Casualty Insurance (continued)
American Dental Partners Inc (a)	10,615 $	134	Enstar Group Ltd (a)	1,172 $	76
Healthways Inc (a)	6,550	112	First Acceptance Corp (a)	19,254	37
Mednax Inc (a)	47,280	2,688	First Mercury Financial Corp	11,181	147
OCA Inc (a)(b)(c)	1,600	-	FPIC Insurance Group Inc (a)	5,824	221
		2,934	Hallmark Financial Services (a)	18,678	147
Pipelines (0.08%)			Hanover Insurance Group Inc/The	78,829	3,344
Crosstex Energy Inc (a)	57,265	444	Harleysville Group Inc	6,291	203
			HCC Insurance Holdings Inc	126,098	3,417
Platinum (0.01%)			Infinity Property & Casualty Corp	11,618	461
Stillwater Mining Co (a)	6,446	65	Investors Title Co	627	22
			Meadowbrook Insurance Group Inc	69,804	471
Power Converter & Supply Equipment (0.05%)			Mercer Insurance Group Inc	6,596	112
Advanced Energy Industries Inc (a)	7,976	105	National Interstate Corp	1,953	35
C&D Technologies Inc (a)	4,488	7	Navigators Group Inc (a)	4,339	185
Espey Manufacturing & Electronics Corp	53	1	NYMAGIC Inc	9,352	147
Evergreen Solar Inc (a)	5,700	8	OneBeacon Insurance Group Ltd	10,356	134
Magnetek Inc (a)	5,063	7	PMA Capital Corp (a)	58,274	351
Power-One Inc (a)	14,655	46	ProAssurance Corp (a)	8,690	441
PowerSecure International Inc (a)	14,026	92	RLI Corp	2,342	121
Vicor Corp (a)	3,711	32	Safety Insurance Group Inc	16,381	573
		298	SeaBright Insurance Holdings Inc	23,683	241
Precious Metals (0.25%)			Selective Insurance Group	40,833	632
Coeur d'Alene Mines Corp (a)	96,551	1,354	State Auto Financial Corp	25,497	401
			Stewart Information Services Corp	9,821	101
Printing - Commercial (0.10%)			Tower Group Inc	4,093	90
Cenveo Inc (a)	32,774	237	Unico American Corp	5,796	56
Champion Industries Inc/WV (a)	10,371	16	United America Indemnity Ltd (a)	21,068	149
Consolidated Graphics Inc (a)	6,430	217	Universal Insurance Holdings Inc	1,001	6
Multi-Color Corp	267	3	Zenith National Insurance Corp	12,525	349
Tufco Technologies Inc (a)	1,165	4			14,596
Valassis Communications Inc (a)	2,737	57
			Protection - Safety (0.01%)
		534	Landauer Inc	1,170	69
Private Corrections (0.06%)			Mace Security International Inc (a)	10,657	10
Cornell Cos Inc (a)	12,938	272			79
Geo Group Inc/The (a)	3,221	59
			Publishing - Books (0.60%)
		331	Courier Corp	3,323	47
Property & Casualty Insurance (2.66%)			John Wiley & Sons Inc	53,637	2,239
21st Century Holding Co	3,672	15	Scholastic Corp	33,052	988
Affirmative Insurance Holdings Inc (a)	6,896	30			3,274
American Physicians Capital Inc	2,830	79
			Publishing - Newspapers (0.07%)
American Physicians Service Group Inc	2,049	47
			AH Belo Corp (a)	14,917	91
American Safety Insurance Holdings Ltd (a)	8,474	117
			Lee Enterprises Inc (a)	21,200	90
Amerisafe Inc (a)	4,006	69
			McClatchy Co/The (a)	35,200	188
Amtrust Financial Services Inc	6,251	75
					369
Baldwin & Lyons Inc	13,302	316
CNA Surety Corp (a)	38,959	545	Publishing - Periodicals (0.00%)
Donegal Group Inc	18,433	272	Primedia Inc	4,788	15
EMC Insurance Group Inc	11,480	237
Employers Holdings Inc	9,382	124

Schedule of Investments
SmallCap Value Fund II
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Quarrying (0.02%)			REITS - Apartments (continued)
Compass Minerals International Inc	1,624 $	102	Education Realty Trust Inc	11,727 $	62
			Home Properties Inc	9,305	412
Racetracks (0.56%)			Mid-America Apartment Communities Inc	2,932	138
Churchill Downs Inc	4,798	174	Post Properties Inc	8,794	157
Dover Motorsports Inc	3,447	8			1,047
International Speedway Corp	93,554	2,405
Speedway Motorsports Inc	30,546	508	REITS - Diversified (0.34%)
		3,095	CapLease Inc	16,317	75
			Colonial Properties Trust	12,020	132
Radio (0.04%)			Cousins Properties Inc	13,389	102
Beasley Broadcasting Group Inc (a)	5,597	20	DuPont Fabros Technology Inc	4,100	68
Cumulus Media Inc (a)	15,248	37	Entertainment Properties Trust	16,266	568
Entercom Communications Corp (a)	8,045	68	Gladstone Commercial Corp	2,734	38
Radio One Inc (a)	7,800	25	Investors Real Estate Trust	29,196	255
Saga Communications Inc (a)	3,426	45	Lexington Realty Trust	30,564	182
Salem Communications Corp (a)	3,696	20	Mission West Properties Inc	5,572	39
		215	PS Business Parks Inc	2,541	122
Real Estate Management & Services (0.34%)			Washington Real Estate Investment Trust	10,752	282
Jones Lang LaSalle Inc	31,523	1,797			1,863
United Capital Corp (a)	2,286	54	REITS - Healthcare (0.40%)
		1,851	Healthcare Realty Trust Inc	12,315	258
Real Estate Operator & Developer (0.18%)			LTC Properties Inc	16,159	410
Avatar Holdings Inc (a)	6,000	102	Medical Properties Trust Inc	46,986	470
California Coastal Communities Inc (a)	9,672	13	National Health Investors Inc	5,082	173
Forest City Enterprises Inc (a)	24,281	275	Omega Healthcare Investors Inc	29,613	554
Forestar Group Inc (a)	7,427	138	Senior Housing Properties Trust	12,323	257
Hilltop Holdings Inc (a)	37,329	422	Universal Health Realty Income Trust	1,800	60
Stratus Properties Inc (a)	538	5			2,182
Thomas Properties Group Inc	8,896	24	REITS - Hotels (0.77%)
		979	Ashford Hospitality Trust Inc (a)	25,108	132
Recreational Centers (0.03%)			DiamondRock Hospitality Co	227,980	1,856
Life Time Fitness Inc (a)	7,718	185	FelCor Lodging Trust Inc (a)	25,164	95
			LaSalle Hotel Properties	98,006	1,975
Recreational Vehicles (0.01%)			Sunstone Hotel Investors Inc (a)	17,784	153
Arctic Cat Inc (a)	7,429	62			4,211

Reinsurance (1.28%)			REITS - Manufactured Homes (0.03%)
Argo Group International Holdings Ltd	28,057	750	Equity Lifestyle Properties Inc	1,956	95
Aspen Insurance Holdings Ltd	63,363	1,688	Sun Communities Inc	3,421	62
Flagstone Reinsurance Holdings Ltd	49,192	515	UMH Properties Inc	2,244	18
Greenlight Capital Re Ltd (a)	6,462	156			175
Maiden Holdings Ltd	10,653	72	REITS - Mortgage (1.44%)
Max Capital Group Ltd	44,368	999	American Capital Agency Corp	3,318	89
Montpelier Re Holdings Ltd ADR	104,778	1,770	Anworth Mortgage Asset Corp	67,864	468
Platinum Underwriters Holdings Ltd	19,485	707	Capstead Mortgage Corp	32,392	430
Validus Holdings Ltd	14,162	375	Chimera Investment Corp	453,055	1,776
		7,032	Dynex Capital Inc	3,611	33
REITS - Apartments (0.19%)			Hatteras Financial Corp	32,099	879
American Campus Communities Inc	10,844	278	iStar Financial Inc (a)	69,637	190

Schedule of Investments
SmallCap Value Fund II
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Mortgage (continued)			REITS - Warehouse & Industrial (continued)
MFA Mortgage Investments Inc	350,144 $	2,577	Monmouth Real Estate Investment Corp	6,938 $	52
NorthStar Realty Finance Corp	54,252	246			740
RAIT Financial Trust (a)	63,350	80	Rental - Auto & Equipment (1.23%)
Redwood Trust Inc	65,460	936	Aaron's Inc	89,305	2,488
Starwood Property Trust Inc	7,717	151	Avis Budget Group Inc (a)	114,332	1,237
Walter Investment Management Corp	4,202	57	Dollar Thrifty Automotive Group Inc (a)	32,489	791
		7,912	Electro Rent Corp	23,418	274
REITS - Office Property (0.64%)			H&E Equipment Services Inc (a)	20,010	212
BioMed Realty Trust Inc	36,301	529	McGrath Rentcorp	7,150	151
Franklin Street Properties Corp	27,804	349	Rent-A-Center Inc/TX (a)	55,282	1,106
Government Properties Income Trust	63,893	1,483	United Rentals Inc (a)	58,453	468
Highwoods Properties Inc	22,070	667			6,727
Kilroy Realty Corp	8,989	260	Research & Development (0.07%)
Parkway Properties Inc/Md	11,195	233	Albany Molecular Research Inc (a)	24,613	233
		3,521	Kendle International Inc (a)	6,413	130
REITS - Regional Malls (0.12%)					363
CBL & Associates Properties Inc	44,781	448	Resorts & Theme Parks (0.06%)
Pennsylvania Real Estate Investment Trust	23,727	212	Bluegreen Corp (a)	29,731	73
		660	Great Wolf Resorts Inc (a)	39,582	91
REITS - Shopping Centers (0.39%)			Vail Resorts Inc (a)	5,376	181
Acadia Realty Trust	6,353	101			345
Cedar Shopping Centers Inc	7,125	50	Respiratory Products (0.01%)
Developers Diversified Realty Corp	64,742	534	Allied Healthcare Products (a)	5,732	29
Equity One Inc	35,951	602
Inland Real Estate Corp	38,272	323	Retail - Apparel & Shoe (2.34%)
Kite Realty Group Trust	31,186	118	AnnTaylor Stores Corp (a)	12,314	155
Ramco-Gershenson Properties Trust	8,208	78	Brown Shoe Co Inc	54,686	670
Saul Centers Inc	780	28	Buckle Inc/The	680	21
Tanger Factory Outlet Centers	3,910	150	Cache Inc (a)	8,389	35
Urstadt Biddle Properties Inc	10,319	155	Casual Male Retail Group Inc (a)	8,060	23
		2,139	Cato Corp/The	15,047	308
REITS - Single Tenant (0.18%)			Charming Shoppes Inc (a)	129,730	754
Agree Realty Corp	2,247	44	Childrens Place Retail Stores Inc/The (a)	3,205	102
Getty Realty Corp	3,320	71	Christopher & Banks Corp	30,504	203
National Retail Properties Inc	42,110	851	Collective Brands Inc (a)	18,157	357
		966	dELiA*s Inc (a)	5,815	10
			Destination Maternity Corp (a)	2,150	52
REITS - Storage (0.16%)			Dress Barn Inc (a)	28,715	676
Extra Space Storage Inc	25,339	288	DSW Inc (a)	2,444	59
Sovran Self Storage Inc	14,168	480	Finish Line Inc/The	34,048	378
U-Store-It Trust	16,517	114	Foot Locker Inc	18,431	208
		882	Genesco Inc (a)	32,781	773
REITS - Warehouse & Industrial (0.14%)			Gymboree Corp (a)	64,634	2,521
DCT Industrial Trust Inc	42,318	209	HOT Topic Inc (a)	5,570	32
EastGroup Properties Inc	2,052	79	Kenneth Cole Productions Inc (a)	8,609	88
First Industrial Realty Trust Inc (a)	35,365	181	Liz Claiborne Inc (a)	31,978	156
First Potomac Realty Trust	16,132	219	Men's Wearhouse Inc	53,570	1,079
			New York & Co Inc (a)	16,664	60

Schedule of Investments
SmallCap Value Fund II
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Apparel & Shoe (continued)			Retail - Discount (continued)
Pacific Sunwear Of California (a)	60,382 $	212	BJ's Wholesale Club Inc (a)	50,536 $	1,707
Phillips-Van Heusen Corp	72,533	2,850	Duckwall-ALCO Stores Inc (a)	5,911	73
Rue21 Inc (a)	1,170	33	Fred's Inc	17,154	172
Shoe Carnival Inc (a)	13,815	252	Tuesday Morning Corp (a)	34,327	150
Stage Stores Inc	56,684	732			2,125
Stein Mart Inc (a)	1,082	9	Retail - Fabric Store (0.08%)
Syms Corp (a)	5,642	44	Jo-Ann Stores Inc (a)	12,244	429
		12,852
Retail - Appliances (0.01%)			Retail - Hair Salons (0.65%)
Conn's Inc (a)	6,056	34	Regis Corp	224,142	3,571

Retail - Arts & Crafts (0.00%)			Retail - Home Furnishings (0.12%)
AC Moore Arts & Crafts Inc (a)	7,543	21	Cost Plus Inc (a)	8,418	10
			Haverty Furniture Cos Inc	17,708	218
Retail - Auto Parts (0.13%)			Kirkland's Inc (a)	15,133	234
Coast Distribution System/CA (a)	2,597	10	Pier 1 Imports Inc (a)	39,877	204
PEP Boys-Manny Moe & Jack	85,036	710			666
		720	Retail - Jewelry (0.02%)
Retail - Automobile (0.45%)			Lazare Kaplan International Inc (a)(b)	8,585	22
America's Car-Mart Inc (a)	1,271	30	Zale Corp (a)	36,358	79
Asbury Automotive Group Inc (a)	28,374	314			101
Group 1 Automotive Inc (a)	31,308	908	Retail - Leisure Products (0.08%)
Lithia Motors Inc (a)	24,145	188	MarineMax Inc (a)	19,342	174
Penske Auto Group Inc (a)	24,807	349	Steinway Musical Instruments Inc (a)	3,600	59
Rush Enterprises Inc - Class A (a)	32,261	367	West Marine Inc (a)	27,643	232
Rush Enterprises Inc - Class B (a)	11,163	111			465
Sonic Automotive Inc (a)	18,659	178
		2,445	Retail - Mail Order (0.02%)
			Sport Supply Group Inc	10,914	130
Retail - Bookstore (0.01%)
Barnes & Noble Inc	100	2	Retail - Major Department Store (0.21%)
Books-A-Million Inc	5,058	32	Saks Inc (a)	178,186	1,148
Borders Group Inc (a)	39,086	34
		68	Retail - Miscellaneous/Diversified (0.00%)
			Gaiam Inc	3,294	21
Retail - Catalog Shopping (0.00%)			Hastings Entertainment Inc/United States (a)	1,165	5
Coldwater Creek Inc (a)	3,515	16
					26
Retail - Computer Equipment (0.07%)			Retail - Office Supplies (0.09%)
PC Connection Inc (a)	31,196	200	Office Depot Inc (a)	50,995	290
PC Mall Inc (a)	8,515	43	OfficeMax Inc (a)	13,751	178
Systemax Inc	9,127	160			468
		403	Retail - Pawn Shops (0.42%)
Retail - Convenience Store (0.12%)			Cash America International Inc	6,253	235
Casey's General Stores Inc	12,131	372	First Cash Financial Services Inc (a)	91,451	2,088
Pantry Inc/The (a)	18,134	244			2,323
Susser Holdings Corp (a)	2,352	21	Retail - Perfume & Cosmetics (0.02%)
		637	Sally Beauty Holdings Inc (a)	14,855	124
Retail - Discount (0.39%)
99 Cents Only Stores (a)	1,760	23

Schedule of Investments
SmallCap Value Fund II
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Petroleum Products (0.05%)			Retirement & Aged Care (continued)
World Fuel Services Corp	12,432 $	299	Capital Senior Living Corp (a)	22,423 $	113
			Five Star Quality Care Inc (a)	12,056	38
Retail - Regional Department Store (0.31%)			Sunrise Senior Living Inc (a)	19,784	59
Bon-Ton Stores Inc/The (a)	2,508	22			478
Dillard's Inc	91,401	1,514
Retail Ventures Inc (a)	19,465	161	Rubber - Tires (0.02%)
		1,697	Cooper Tire & Rubber Co	5,477	93
Retail - Restaurants (0.52%)			Rubber & Plastic Products (0.05%)
AFC Enterprises Inc (a)	7,230	59	Myers Industries Inc	28,917	264
Benihana Inc (a)	269	1
Bob Evans Farms Inc	12,522	349	Satellite Telecommunications (0.09%)
Cracker Barrel Old Country Store Inc	8,867	328	EchoStar Holding Corp (a)	13,311	256
Denny's Corp (a)	52,178	126	Loral Space & Communications Inc (a)	8,755	249
DineEquity Inc (a)	15,272	347			505
Domino's Pizza Inc (a)	7,036	80	Savings & Loans - Thrifts (2.69%)
Einstein Noah Restaurant Group Inc (a)	49	1	Abington Bancorp Inc	11,561	83
Frisch's Restaurants Inc	1,032	25	Ameriana Bancorp	2,687	9
J Alexander's Corp (a)	4,747	16	Anchor Bancorp Wisconsin Inc (a)	8,597	11
Landry's Restaurants Inc (a)	6,734	140	Astoria Financial Corp	79,000	1,043
Luby's Inc (a)	21,761	75	B of I Holding Inc (a)	3,672	44
McCormick & Schmick's Seafood			BankAtlantic Bancorp Inc (a)	27,973	41
Restaurants Inc (a)	8,620	71	BankFinancial Corp	17,296	165
Morton's Restaurant Group Inc (a)	10,804	41	Beneficial Mutual Bancorp Inc (a)	6,841	62
O'Charleys Inc (a)	23,291	172	Berkshire Hills Bancorp Inc	10,483	173
Papa John's International Inc (a)	1,271	30	Brookline Bancorp Inc	23,839	239
Red Robin Gourmet Burgers Inc (a)	12,215	225	Brooklyn Federal Bancorp Inc	487	4
Ruby Tuesday Inc (a)	28,633	198	Camco Financial Corp	7,465	22
Ruth's Hospitality Group Inc - Rights (a)	668	-	Cape Bancorp Inc (a)	100	1
Ruth's Hospitality Group Inc (a)	668	2	Carver Bancorp Inc	359	3
Sonic Corp (a)	1,659	14	CFS Bancorp Inc	11,190	39
Steak N Shake Co/The (a)	1,297	417	Cheviot Financial Corp	683	6
Wendy's/Arby's Group Inc	29,140	134	Citizens Community Bancorp Inc/WI	2,150	9
		2,851	Citizens South Banking Corp	7,821	37
Retail - Sporting Goods (0.20%)			Clifton Savings Bancorp Inc	2,635	23
Big 5 Sporting Goods Corp	704	10	Cooperative Bankshares Inc (a)	26	-
Cabela's Inc (a)	66,835	1,077	Danvers Bancorp Inc	72,657	991
Golfsmith International Holdings Inc (a)	579	1	Dime Community Bancshares	13,299	161
Sport Chalet Inc - Class A (a)	5,105	9	ESB Financial Corp	2,930	34
Sport Chalet Inc - Class B (a)	717	2	ESSA Bancorp Inc	9,544	113
Zumiez Inc (a)	278	4	First Defiance Financial Corp	9,347	99
		1,103	First Federal Bancshares of Arkansas Inc	448	1
Retail - Toy Store (0.01%)			First Financial Holdings Inc	11,707	138
Build-A-Bear Workshop Inc (a)	9,366	45	First Financial Northwest Inc	3,493	22
			First Keystone Financial Inc (a)	90	1
Retail - Vitamins & Nutritional Suppliments (0.01%)			First Pactrust Bancorp Inc	180	1
Vitamin Shoppe Inc (a)	1,561	33	First Place Financial Corp/OH	17,717	55
			Flushing Financial Corp	33,246	407
Retirement & Aged Care (0.09%)			Fox Chase Bancorp Inc (a)	1,661	16
Brookdale Senior Living Inc (a)	14,675	268	Hampden Bancorp Inc	448	5

Schedule of Investments
SmallCap Value Fund II
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Savings & Loans - Thrifts (continued)			Seismic Data Collection (continued)
Heritage Financial Group	487 $	4	Geokinetics Inc (a)	1,940 $	19
HF Financial Corp	4,179	42	ION Geophysical Corp (a)	37,156	176
HMN Financial Inc (a)	180	1	OYO Geospace Corp (a)	1,271	48
Home Bancorp Inc (a)	2,833	35	TGC Industries Inc (a)	975	4
Home Federal Bancorp Inc/ID	9,450	126			419
HopFed Bancorp Inc	800	8	Semiconductor Component - Integrated Circuits (0.59%)
Investors Bancorp Inc (a)	9,754	115	Anadigics Inc (a)	9,302	34
Kearny Financial Corp	4,687	45	Emulex Corp (a)	1,956	22
Kentucky First Federal Bancorp	780	8	Exar Corp (a)	14,270	100
Legacy Bancorp Inc/MA	6,627	64	Integrated Device Technology Inc (a)	71,292	404
LSB Corp	4,695	51	Micrel Inc	27,141	203
Meridian Interstate Bancorp Inc (a)	5,077	48	Pericom Semiconductor Corp (a)	12,711	112
Meta Financial Group Inc	3,224	58	Sigma Designs Inc (a)	2,635	29
MutualFirst Financial Inc	1,041	7	Standard Microsystems Corp (a)	2,932	58
NASB Financial Inc	1,075	23	TriQuint Semiconductor Inc (a)	374,603	2,248
New Hampshire Thrift Bancshares Inc	896	9			3,210
NewAlliance Bancshares Inc	122,488	1,426
Northeast Community Bancorp Inc	2,597	16	Semiconductor Equipment (0.78%)
Northfield Bancorp Inc	6,155	81	Aetrium Inc (a)	352	1
Northwest Bancshares Inc	183,068	2,144	Amtech Systems Inc (a)	4,345	45
OceanFirst Financial Corp	7,213	75	ATMI Inc (a)	4,006	67
Oritani Financial Corp	680	9	Brooks Automation Inc (a)	55,479	463
Pacific Premier Bancorp Inc (a)	4,978	17	Cabot Microelectronics Corp (a)	10,521	370
Parkvale Financial Corp	3,314	23	Cascade Microtech Inc (a)	8,181	35
Provident Financial Holdings Inc	5,194	18	Cohu Inc	22,268	288
Provident Financial Services Inc	82,255	938	Entegris Inc (a)	61,409	224
Provident New York Bancorp	32,972	269	Mattson Technology Inc (a)	8,900	29
Prudential Bancorp Inc of Pennsylvania	194	2	MKS Instruments Inc (a)	43,433	721
Riverview Bancorp Inc (a)	11,395	27	Nanometrics Inc (a)	15,728	137
Rockville Financial Inc	2,635	26	Photronics Inc (a)	71,398	275
Roma Financial Corp	1,563	18	Rudolph Technologies Inc (a)	21,258	133
Rome Bancorp Inc	6,179	49	Ultra Clean Holdings (a)	1,369	9
Territorial Bancorp Inc	27,875	521	Varian Semiconductor Equipment
			Associates Inc (a)	48,025	1,409
TF Financial Corp	1,165	22	Veeco Instruments Inc (a)	3,026	96
TierOne Corp (a)	2,447	2			4,302
Timberland Bancorp Inc/WA	7,281	32
United Community Financial Corp/OH (a)	23,899	43	Shipbuilding (0.02%)
United Financial Bancorp Inc	61,278	805	Todd Shipyards Corp	6,002	90
United Western Bancorp Inc	3,403	11
			Silver Mining (0.06%)
Washington Federal Inc	172,921	3,225
			Hecla Mining Co (a)	75,364	344
Waterstone Financial Inc (a)	1,690	4
Westfield Financial Inc	24,107	197	Steel - Producers (0.02%)
WSFS Financial Corp	2,244	61	Friedman Industries	2,777	15
		14,763	General Steel Holdings Inc (a)	3,028	12
Schools (0.00%)			Shiloh Industries Inc (a)	17,081	76
Nobel Learning Communities Inc (a)	95	1			103
			Steel - Specialty (0.01%)
Seismic Data Collection (0.08%)			Universal Stainless & Alloy (a)	4,017	73
Dawson Geophysical Co (a)	7,930	172

Schedule of Investments
SmallCap Value Fund II
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Steel Pipe & Tube (0.34%)			Telecommunication Services (continued)
Mueller Water Products Inc - Class A	113,946 $	514	USA Mobility Inc (a)	445 $	5
Northwest Pipe Co (a)	6,000	144			813
Valmont Industries Inc	17,280	1,200	Telephone - Integrated (0.18%)
		1,858	Atlantic Tele-Network Inc	1,760	85
Storage & Warehousing (0.08%)			Cincinnati Bell Inc (a)	148,584	432
Mobile Mini Inc (a)	30,382	427	General Communication Inc (a)	13,416	80
			IDT Corp - Class B (a)	41,939	187
Sugar (0.03%)			IDT Corp (a)	986	4
Imperial Sugar Co	9,060	149	SureWest Communications (a)	19,482	174
					962
Telecommunication Equipment (0.85%)
ADC Telecommunications Inc (a)	16,319	87	Television (0.20%)
ADTRAN Inc	10,534	223	Belo Corp	77,693	516
Anaren Inc (a)	4,462	57	LIN TV Corp (a)	68,803	328
Arris Group Inc (a)	20,188	203	Sinclair Broadcast Group Inc (a)	54,091	273
Communications Systems Inc	8,759	104			1,117
CPI International Inc (a)	5,450	61	Textile - Apparel (0.09%)
Ditech Networks Inc (a)	25,522	32	Perry Ellis International Inc (a)	17,020	273
NICE Systems Ltd ADR (a)	97,780	2,846	Unifi Inc (a)	72,904	243
Occam Networks Inc (a)	2,060	11			516
OpNext Inc (a)	21,260	40
			Textile - Products (0.02%)
Plantronics Inc	13,954	369
			Culp Inc (a)	6,771	88
Preformed Line Products Co	95	4
			Dixie Group Inc (a)	8,418	20
Sonus Networks Inc (a)	37,428	79
					108
Symmetricom Inc (a)	44,017	225
Tekelec (a)	9,284	139	Theaters (0.44%)
Tollgrade Communications Inc (a)	13,191	82	Carmike Cinemas Inc (a)	6,233	45
UTStarcom Inc (a)	45,335	98	Cinemark Holdings Inc	975	14
XETA Technologies Inc (a)	7,545	23	National CineMedia Inc	15,914	238
		4,683	Regal Entertainment Group	141,492	2,090
					2,387
Telecommunication Equipment - Fiber Optics (0.10%)
Clearfield Inc (a)	1,467	3	Therapeutics (0.01%)
Harmonic Inc (a)	7,134	43	Anika Therapeutics Inc (a)	4,703	30
Oplink Communications Inc (a)	9,179	136	Theragenics Corp (a)	34,889	46
Optical Cable Corp (a)	5,568	20			76
Sycamore Networks Inc	17,915	348	Tobacco (0.26%)
		550	Alliance One International Inc (a)	17,687	90
Telecommunication Services (0.15%)			Universal Corp/VA	24,391	1,107
Aviat Networks Inc (a)	26,320	189	Vector Group Ltd	16,488	231
Consolidated Communications Holdings Inc	11,260	193			1,428
FiberTower Corp (a)	1,166	5	Tools - Hand Held (0.00%)
Global Crossing Ltd (a)	9,354	131	QEP Co Inc (a)	359	4
Iowa Telecommunications Services Inc	5,572	91
Knology Inc (a)	6,155	67	Toys (0.06%)
MasTec Inc (a)	4,687	58	Jakks Pacific Inc (a)	28,150	309
Orbcomm Inc (a)	17,197	39	Leapfrog Enterprises Inc (a)	11,699	39
Premiere Global Services Inc (a)	4,399	35			348

Schedule of Investments
SmallCap Value Fund II
January 31, 2010 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)
COMMON STOCKS (continued)			COMMON STOCKS (continued)
Transactional Software (0.00%)			Transport - Truck (continued)
VeriFone Holdings Inc (a)	317 $	6	Frozen Food Express Industries Inc	17,908 $	64
			Heartland Express Inc	3,421	47
Transport - Air Freight (0.17%)			Landstar System Inc	44,140	1,602
Air Transport Services Group Inc (a)	18,842	43	Marten Transport Ltd (a)	4,331	76
Atlas Air Worldwide Holdings Inc (a)	23,831	874	Old Dominion Freight Line Inc (a)	4,202	116
		917	PAM Transportation Services Inc (a)	9,796	99
Transport - Equipment & Leasing (0.58%)			Saia Inc (a)	15,848	190
Aircastle Ltd	111,122	1,057	USA Truck Inc (a)	3,092	38
Amerco Inc (a)	12,466	471	Werner Enterprises Inc	21,212	420
GATX Corp	43,784	1,148	YRC Worldwide Inc (a)	15,089	14
Greenbrier Cos Inc (a)	27,338	223			3,153
TAL International Group Inc	10,291	145	Travel Services (0.00%)
Textainer Group Holdings Ltd	88	1	Interval Leisure Group Inc (a)	784	10
Willis Lease Finance Corp (a)	7,612	126	Universal Travel Group (a)	221	2
		3,171			12
Transport - Marine (1.04%)			Veterinary Diagnostics (0.00%)
Alexander & Baldwin Inc	33,727	1,078	Animal Health International Inc (a)	100	-
American Commercial Lines Inc (a)	5,388	83
CAI International Inc (a)	9,723	77	Vitamins & Nutrition Products (0.05%)
DHT Maritime Inc	15,735	59	Natural Alternatives International Inc (a)	1,459	11
Eagle Bulk Shipping Inc (a)	49,049	245	Nutraceutical International Corp (a)	5,104	66
Genco Shipping & Trading Ltd (a)	36,510	699	Omega Protein Corp (a)	18,393	79
General Maritime Corp	56,238	435	Schiff Nutrition International Inc	3,123	25
Golar LNG Ltd (a)	13,346	156	USANA Health Sciences Inc (a)	2,706	77
Gulfmark Offshore Inc (a)	15,015	369			258
Horizon Lines Inc	38,577	183	Water (0.11%)
International Shipholding Corp	6,850	189	American States Water Co	4,296	143
Knightsbridge Tankers Ltd	12,944	186	California Water Service Group	7,502	272
Nordic American Tanker Shipping Ltd	13,385	397	Pico Holdings Inc (a)	2,537	80
Overseas Shipholding Group Inc	20,868	931	SJW Corp	5,746	126
Ship Finance International Ltd	30,323	439			621
Teekay Tankers Ltd	18,069	156
		5,682	Web Hosting & Design (0.02%)
			Web.com Group Inc (a)	16,125	90
Transport - Rail (0.01%)
Providence and Worcester Railroad Co	3,224	37	Web Portals (0.20%)
			Earthlink Inc	48,478	393
Transport - Services (0.38%)			Infospace Inc (a)	20,902	194
Bristow Group Inc (a)	49,296	1,760	United Online Inc	80,659	510
Dynamex Inc (a)	880	14			1,097
HUB Group Inc (a)	3,517	85
PHI Inc (a)	10,374	202	Wire & Cable Products (0.43%)
Universal Truckload Services Inc	1,854	31	Belden Inc	24,905	569
		2,092	Encore Wire Corp	7,818	156
			Fushi Copperweld Inc (a)	4,982	46
Transport - Truck (0.58%)			General Cable Corp (a)	50,601	1,472
Arkansas Best Corp	18,439	416	Insteel Industries Inc	12,912	128
Celadon Group Inc (a)	100	1			2,371
Covenant Transportation Group Inc (a)	1,438	5
Forward Air Corp	2,737	65	Wireless Equipment (0.08%)
			EMS Technologies Inc (a)	876	11

Schedule of Investments
SmallCap Value Fund II
January 31, 2010 (unaudited)

			Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
	Shares	Value	of investments held by the fund as of the period end were as follows:
	Held	(000's)
COMMON STOCKS (continued)			Unrealized Appreciation	$ 42,741
Wireless Equipment (continued)			Unrealized Depreciation	(85,124)
EndWave Corp (a)	8,508 $	21	Net Unrealized Appreciation (Depreciation)	(42,383)
Globecomm Systems Inc (a)	18,098	131	Cost for federal income tax purposes	569,299
ID Systems Inc (a)	569	2	All dollar amounts are shown in thousands (000's)
Powerwave Technologies Inc (a)	41,925	57
Relm Wireless Corp (a)	806	2	Portfolio Summary (unaudited)
RF Micro Devices Inc (a)	37,833	146	Sector	Percent
Telular Corp (a)	3,801	16	Financial	30.42%
Tessco Technologies Inc	1,702	32	Industrial	16.03%
			Consumer, Cyclical	14.34%
WPCS International Inc (a)	1,509	5	Consumer, Non-cyclical	11.13%
		423	Technology	6.75%
			Energy	6.17%
TOTAL COMMON STOCKS	$ 500,651		Basic Materials	4.68%
	Principal		Communications	4.68%
			Utilities	1.85%
	Amount	Value	Diversified	0.04%
	(000's)	(000's)	Other Assets in Excess of Liabilities, Net	3.91%
REPURCHASE AGREEMENTS (4.79%)			TOTAL NET ASSETS	100.00%

Diversified Banking Institutions (4.79%)			Other Assets Summary (unaudited)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.10%			Asset Type	Percent
dated 01/29/10 maturing 02/01/10			Futures	5.96%
(collateralized by Sovereign Agency
Issues; $7,996,000; 0.00% - 5.00%; dated
04/01/10 - 01/27/20)	$ 7,839 $	7,839
Investment in Joint Trading Account; Credit
Suisse Repurchase Agreement; 0.10%
dated 01/29/10 maturing 02/01/10
(collateralized by US Treasury Note;
$4,122,000; 0.88%; dated 03/31/11)	4,041	4,041
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.11% dated 01/29/10 maturing 02/01/10
(collateralized by Sovereign Agency
Issues; $7,336,000; 0.00% - 4.75%; dated
02/15/10 - 12/10/15)	7,192	7,192
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.11% dated 01/29/10 maturing 02/01/10
(collateralized by Sovereign Agency
Issues; $7,336,000; 1.13% - 3.15%; dated
12/15/11 - 01/22/15)	7,193	7,193
		26,265

TOTAL REPURCHASE AGREEMENTS	$ 26,265

Total Investments	$ 526,916
Other Assets in Excess of Liabilities, Net - 3.91%		21,452

TOTAL NET ASSETS - 100.00%	$ 548,368

(a) Non-Income Producing Security
(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $25 or 0.00% of net assets.
(c) Security is Illiquid

Schedule of Investments
SmallCap Value Fund II
January 31, 2010 (unaudited)

Futures Contracts
				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)
Russell 2000 Mini; March 2010	Buy	544	$ 33,854	$ 32,694	$ (1,160)
All dollar amounts are shown in thousands (000's)

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
MUNICIPAL BONDS (107.42%)			MUNICIPAL BONDS (continued)
Alabama (1.31%)			California (continued)
Auburn University			City of Vernon CA
5.00%, 6/ 1/2038	$ 1,500 $	1,528	5.13%, 8/ 1/2021	$ 1,000 $	1,041
Courtland Industrial Development Board			Foothill-Eastern Transportation Corridor Agency
5.20%, 6/ 1/2025	1,250	1,111	0.00%, 1/15/2018 (b)	2,000	1,157
Selma Industrial Development Board			Golden State Tobacco Securitization Corp/CA
6.25%, 11/ 1/2033	700	709	4.50%, 6/ 1/2027	1,240	1,135
		3,348	5.00%, 6/ 1/2045	1,000	823
Alaska (4.23%)			5.75%, 6/ 1/2047	1,660	1,261
Alaska International Airports System AMBAC			Hesperia Public Financing Authority XLCA
5.25%, 10/ 1/2027	4,500	5,004	5.00%, 9/ 1/2031	1,000	858
Borough of Matanuska-Susitna AK			Jurupa Unified School District FGIC
5.50%, 9/ 1/2023	1,500	1,697	5.13%, 8/ 1/2022	1,700	1,741
City of Anchorage AK			Lancaster Redevelopment Agency
6.38%, 1/ 1/2020	2,000	2,051	6.50%, 8/ 1/2029	580	615
City of Anchorage AK MBIA			Los Angeles Department of Water & Power
6.50%, 12/ 1/2013	1,235	1,442	5.25%, 7/ 1/2038 (a)	1,000	1,059
Northern TOB Securitization Corp/AK			Los Angeles Harbor Department
5.00%, 6/ 1/2046	1,000	672	5.00%, 8/ 1/2031	1,240	1,276
		10,866	Los Angeles Unified School District/CA
			5.00%, 7/ 1/2029	1,000	1,030
Arizona (2.93%)			Morongo Band of Mission Indians
Arizona State Transportation Board			6.50%, 3/ 1/2028 (c)(d)	500	463
5.00%, 7/ 1/2026 (a)	1,500	1,634	Poway Unified School District
Arizona State University			0.00%, 8/ 1/2023 (b)	1,250	573
5.25%, 9/ 1/2024	1,090	1,132	0.00%, 8/ 1/2026 (b)	1,275	470
Maricopa County Pollution Control Corp			Quechan Indian Tribe of Fort Yuma
6.00%, 5/ 1/2029	500	525	7.00%, 12/ 1/2027	200	162
Navajo County Pollution Control Corp			Rancho Mirage Joint Powers Financing
5.75%, 6/ 1/2034	1,000	1,040	Authority
Phoenix Civic Improvement Corp			5.00%, 7/ 1/2047	1,000	859
5.00%, 7/ 1/2034	1,000	1,033	Richmond Joint Powers Financing Authority
Pima County Industrial Development Authority			6.25%, 7/ 1/2024	1,000	1,048
6.25%, 6/ 1/2026	160	131	San Joaquin Hills Transportation Corridor
6.00%, 6/ 1/2036	160	105	Agency
5.75%, 7/ 1/2036	100	78	0.00%, 1/15/2034 (b)	7,000	920
6.55%, 12/ 1/2037	300	289	State of California
			5.25%, 7/ 1/2021	1,000	1,090
Salt River Project Agricultural Improvement &
Power District			5.25%, 11/ 1/2025	2,000	2,015
5.00%, 1/ 1/2039	1,500	1,547	5.75%, 4/ 1/2031	675	678
		7,514	Tobacco Securitization Authority of Northern
			California/CA
California (13.21%)			5.38%, 6/ 1/2038	1,000	788
Bay Area Toll Authority			Tobacco Securitization Authority of Southern
5.00%, 4/ 1/2034 (a)	2,500	2,542	California
5.00%, 4/ 1/2039 (a)	1,000	1,010	5.00%, 6/ 1/2037	1,000	754
Beverly Hills Unified School District/CA			University of California
0.00%, 8/ 1/2027 (b)	3,000	1,195	5.75%, 5/15/2023 (a)	930	1,079
California State Public Works Board			5.75%, 5/15/2025 (a)	1,380	1,580
5.00%, 4/ 1/2030	1,175	1,044	5.50%, 5/15/2027	1,375	1,468
California Statewide Communities					33,887
Development Authority
6.25%, 11/15/2019	500	530	Colorado (3.07%)
6.63%, 11/15/2024	500	523	City of Colorado Springs CO FSA
6.63%, 8/ 1/2029	1,000	1,100	5.25%, 12/15/2022	3,000	3,185

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
MUNICIPAL BONDS (continued)			MUNICIPAL BONDS (continued)
Colorado (continued)			Florida (continued)
Colorado Educational & Cultural Facilities			Orlando Utilities Commission
Authority			6.00%, 10/ 1/2010	$ 5,000 $	5,185
0.23%, 10/ 1/2038	$ 2,000 $	2,000	Seminole Indian Tribe of Florida
Colorado Health Facilities Authority FSA			5.75%, 10/ 1/2022 (c)(d)	250	241
5.20%, 3/ 1/2031	1,000	1,005	Tolomato Community Development District
Lincoln Park Metropolitan District/CO			6.55%, 5/ 1/2027	300	250
6.20%, 12/ 1/2037	500	459	6.65%, 5/ 1/2040	300	240
Platte River Power Authority			Wentworth Estates Community Development
5.00%, 6/ 1/2026	1,135	1,223	District
		7,872	5.63%, 5/ 1/2037	155	74

Connecticut (0.55%)			West Villages Improvement District
			5.50%, 5/ 1/2037	160	76
State of Connecticut ACA
6.60%, 7/ 1/2024	1,500	1,400			14,628
			Georgia (0.61%)
District of Columbia (2.52%)			City of Atlanta GA
District of Columbia			6.00%, 11/ 1/2027	1,000	1,056
6.38%, 10/ 1/2034	1,000	1,060	7.38%, 1/ 1/2031	500	500
District of Columbia Income Tax Revenue					1,556
MBIA
5.00%, 12/ 1/2024 (a)	715	782	Hawaii (0.86%)
District of Columbia Income Tax Revenue			City & County of Honolulu HI
MBIA-IBC			6.00%, 1/ 1/2012	1,270	1,395
5.00%, 12/ 1/2023 (a)	1,785	1,968	6.00%, 1/ 1/2012	730	805
District of Columbia Water & Sewer Authority					2,200
FSA
5.50%, 10/ 1/2017	500	585	Idaho (1.36%)
5.50%, 10/ 1/2041	2,000	2,073	Idaho Health Facilities Authority
		6,468	6.65%, 2/15/2021 (c)	2,000	2,643
			Idaho Housing & Finance Association/ID
Florida (5.70%)			5.85%, 7/ 1/2036	825	855
Amelia Walk Community Development District					3,498
5.50%, 5/ 1/2037	100	49
Bay Laurel Center Community Development			Illinois (10.00%)
District			Chicago O'Hare International Airport/IL
5.45%, 5/ 1/2037	470	344	AGC-ICC MBIA
City of Port St Lucie FL MBIA			5.25%, 1/ 1/2025 (a)	2,250	2,358
5.00%, 7/ 1/2033	500	449	City of Chicago IL
County of Alachua FL			7.13%, 3/15/2022	575	577
5.88%, 11/15/2042	150	116	7.46%, 2/15/2026	250	247
County of Miami-Dade FL ASSURED GTY			5.50%, 1/ 1/2038	1,000	1,054
5.25%, 10/ 1/2033	2,000	1,978	City of Chicago IL ASSURED GTY
Escambia County Health Facilities Authority			5.25%, 1/ 1/2025 (a)	2,000	2,151
AMBAC			City of Chicago IL FSA
5.95%, 7/ 1/2020	80	83	5.75%, 1/ 1/2020 (a)	5,230	5,463
Florida Housing Finance Corporation			City of Chicago IL GNMA/FNMA/FHLMC
6.50%, 7/ 1/2036	900	900	6.30%, 9/ 1/2029	380	395
Hillsborough County Port District MBIA			City of United City of Yorkville IL
5.38%, 6/ 1/2027	1,000	1,002	5.75%, 3/ 1/2028	500	430
Miami-Dade County Educational Facilities			6.00%, 3/ 1/2036	615	445
Authority
5.50%, 4/ 1/2038	1,000	1,037	Huntley Special Service Area No 10/IL
			ASSURED GTY
Miami-Dade County School Board			5.10%, 3/ 1/2029	1,000	1,017
5.25%, 5/ 1/2028	2,000	2,088	Illinois Finance Authority
Orange County Housing Finance Authority			7.00%, 2/15/2018	720	866
7.00%, 10/ 1/2025 (c)	500	516

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
MUNICIPAL BONDS (continued)			MUNICIPAL BONDS (continued)
Illinois (continued)			Kansas (continued)
Illinois Finance Authority (continued)			Kansas Development Finance Authority
5.38%, 8/15/2024	$ 500 $	534	5.50%, 11/15/2029	$ 1,000 $	1,051
6.00%, 5/15/2025	500	437	Sedgwick & Shawnee Counties KS
5.00%, 8/15/2026	160	131	GNMA/FNMA
5.75%, 8/15/2030	1,000	1,090	5.65%, 6/ 1/2037	1,135	1,170
			Wyandotte County-Kansas City Unified
5.10%, 8/15/2031	505	391	Government
6.25%, 11/15/2035	1,000	1,039	5.00%, 9/ 1/2029	1,000	1,055
5.50%, 8/ 1/2037	1,000	876			4,696
5.75%, 11/15/2037	1,500	1,473
6.00%, 3/ 1/2038	1,000	1,058	Kentucky (2.54%)
			Kentucky Economic Development Finance
6.50%, 11/ 1/2038	1,000	1,107	Authority
7.25%, 11/ 1/2038	1,000	1,091	5.38%, 8/15/2024	1,000	1,075
Village of Bartlett IL			5.63%, 8/15/2027	1,000	1,084
5.60%, 1/ 1/2023	300	235	Kentucky Economic Development Finance
Village of Bolingbrook IL			Authority ASSURED GTY
6.25%, 1/ 1/2024 (e)	500	265	6.00%, 12/ 1/2033	1,000	1,090
Village of Gilberts IL			Kentucky State Property & Building
5.38%, 3/ 1/2016 (c)	500	277	Commission
Village of Pingree Grove IL			5.25%, 2/ 1/2025	1,000	1,090
5.25%, 3/ 1/2015	400	358	Louisville/Jefferson County Metropolitan
6.00%, 3/ 1/2036	133	106	Government
			5.25%, 10/ 1/2036	665	636
Volo Village Special Service Area No 3
6.00%, 3/ 1/2036	250	187	Paducah Electric Plant Board
			5.25%, 10/ 1/2035	1,500	1,547
		25,658
					6,522
Indiana (2.21%)
Indiana Finance Authority			Louisiana (0.84%)
5.38%, 11/ 1/2032	1,000	1,031	Louisiana Public Facilities Authority
			0.00%, 12/ 1/2019 (b)	1,500	1,035
Indiana Municipal Power Agency
6.00%, 1/ 1/2039	1,000	1,066	New Orleans Aviation Board
			6.00%, 1/ 1/2023	1,000	1,130
Indiana Municipal Power Agency MBIA
6.13%, 1/ 1/2013	3,265	3,566			2,165
		5,663	Maryland (1.80%)

Iowa (1.51%)			City of Baltimore MD
			6.50%, 10/ 1/2011	2,000	2,006
City of Altoona IA
5.75%, 6/ 1/2031	1,200	1,206	County of Howard MD
			5.25%, 4/ 1/2037	500	360
County of Pottawattamie IA
5.75%, 5/15/2026	385	302	County of Prince George's MD
			5.20%, 7/ 1/2034	100	84
Iowa Finance Authority
5.75%, 11/15/2024	400	342	Maryland Community Development
			Administration
Iowa Tobacco Settlement Authority			5.05%, 9/ 1/2032	1,000	1,010
5.50%, 6/ 1/2042	1,000	730
			Maryland Economic Development Corp
State of Iowa			5.38%, 6/ 1/2025	390	391
5.00%, 6/ 1/2027	1,200	1,285
			5.75%, 6/ 1/2035	545	551
		3,865
			Maryland Health & Higher Educational
Kansas (1.83%)			Facilities Authority
City of Lenexa KS			5.25%, 1/ 1/2027	250	204
5.50%, 5/15/2039	1,000	801			4,606

City of Manhattan KS			Massachusetts (2.96%)
5.00%, 5/15/2024	500	406	Massachusetts Bay Transportation Authority
5.00%, 5/15/2036	300	213	5.25%, 7/ 1/2028	2,000	2,329

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
MUNICIPAL BONDS (continued)			MUNICIPAL BONDS (continued)
Massachusetts (continued)			Missouri (continued)
Massachusetts Development Finance Agency			City of Kansas City MO
6.38%, 7/ 1/2029 (c)	$ 800 $	720	5.25%, 3/ 1/2018	$ 200 $	194
5.75%, 11/15/2042	500	350	5.40%, 6/ 1/2024	120	100
5.75%, 12/ 1/2042	1,000	1,061	City of Maryland Heights MO
Massachusetts Health & Educational Facilities			5.50%, 9/ 1/2018	230	219
Authority			St Louis County Industrial Development
6.00%, 7/ 1/2031	200	222	Authority
6.00%, 7/ 1/2031	800	815	6.38%, 12/ 1/2030	500	429
Massachusetts Health & Educational Facilities					3,060
Authority GO OF UNIV
5.00%, 7/ 1/2038	1,000	1,050	Nebraska (1.85%)
			Municipal Energy Agency of Nebraska
Massachusetts State College Building Authority			5.13%, 4/ 1/2029	1,000	1,064
5.50%, 5/ 1/2039	1,000	1,044
			Omaha Public Power District
		7,591	6.15%, 2/ 1/2012	1,510	1,592
Michigan (3.72%)			5.50%, 2/ 1/2039	1,000	1,067
City of Detroit MI			University of Nebraska
5.00%, 7/ 1/2026	1,000	1,006	5.25%, 7/ 1/2039	1,000	1,035
7.00%, 7/ 1/2027	1,500	1,725			4,758
Kent Hospital Finance Authority
5.50%, 1/15/2047	500	554	Nevada (1.24%)
			City of Reno NV
Michigan Strategic Fund			5.25%, 6/ 1/2037	1,260	1,147
5.45%, 9/ 1/2029	2,000	2,006
			County of Clark NV
Michigan Strategic Fund XLCA			5.13%, 7/ 1/2034 (f)	1,000	973
5.45%, 12/15/2032	1,000	942
			State of Nevada
Michigan Tobacco Settlement Finance Authority			5.00%, 6/ 1/2022 (a)	1,000	1,065
6.00%, 6/ 1/2048	4,000	3,175
Summit Academy North					3,185
5.00%, 11/ 1/2015	160	147	New Hampshire (1.50%)
		9,555	City of Manchester NH AGM
			5.13%, 1/ 1/2030	1,000	1,009
Minnesota (0.72%)
			New Hampshire Business Finance Authority
City of Minneapolis MN			7.13%, 7/ 1/2027 (e)	750	798
6.75%, 11/15/2032	500	555
			New Hampshire Health & Education Facilities
6.50%, 11/15/2038	1,000	1,111	Authority FSA
City of North Oaks MN			5.50%, 8/ 1/2027	2,000	2,038
6.00%, 10/ 1/2027	100	97			3,845
City of Pine City MN
6.25%, 5/ 1/2035	100	86	New Jersey (2.52%)
		1,849	New Jersey Economic Development Authority
			5.13%, 7/ 1/2025	160	135
Mississippi (0.51%)			5.75%, 4/ 1/2031	1,000	913
County of Jackson MS			5.50%, 6/15/2031	1,000	931
0.16%, 12/ 1/2016	1,300	1,300
			5.00%, 9/ 1/2034	1,000	1,018

Missouri (1.19%)			New Jersey Health Care Facilities Financing
			Authority
Cape Girardeau County Industrial Development			5.75%, 7/ 1/2037	1,750	1,703
Authority
5.63%, 6/ 1/2027	160	153	New Jersey Housing & Mortgage Finance
			Agency
5.50%, 6/ 1/2034	1,000	993	6.38%, 10/ 1/2028	975	1,075
City of Carthage MO			Tobacco Settlement Financing Corp/NJ
5.88%, 4/ 1/2030	160	135	4.75%, 6/ 1/2034	1,000	701
6.00%, 4/ 1/2038	250	200			6,476
City of Fenton MO
7.00%, 10/ 1/2021	575	637

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
MUNICIPAL BONDS (continued)			MUNICIPAL BONDS (continued)
New Mexico (0.58%)			Oregon (1.00%)
New Mexico Hospital Equipment Loan Council			Oregon State Department of Administrative
5.00%, 8/ 1/2039	$ 1,500 $	1,489	Services
			5.25%, 4/ 1/2026	$ 1,500 $	1,672
New York (4.96%)			Oregon State Housing & Community Services
Brooklyn Arena Local Development Corp			Department/OR
6.25%, 7/15/2040	480	492	5.65%, 7/ 1/2028	405	404
6.38%, 7/15/2043	200	204	Warm Springs Reservation Confederated
			Tribes/OR
East Rochester Housing Authority			6.38%, 11/ 1/2033	500	497
5.50%, 8/ 1/2033	160	129
					2,573
Metropolitan Transportation Authority
5.25%, 11/15/2030	1,500	1,603	Pennsylvania (1.50%)
New York City Industrial Development Agency			Allegheny County Hospital Development
6.25%, 3/ 1/2015	1,000	1,005	Authority
6.13%, 1/ 1/2029	1,000	1,121	5.00%, 11/15/2028	500	378
New York City Transitional Finance Authority			Fulton County Industrial Development Authority
5.25%, 1/15/2039	2,000	2,086	5.90%, 7/ 1/2040	160	136
New York State Dormitory Authority			Pennsylvania Economic Development
5.00%, 10/ 1/2023	2,000	2,174	Financing Authority
			5.00%, 12/ 1/2042	750	794
New York State Thruway Authority
5.00%, 3/15/2026 (a)	1,480	1,604	Pennsylvania Turnpike Commission
			5.00%, 6/ 1/2039	1,500	1,500
Port Authority of New York & New Jersey
FGIC			Philadelphia Redevelopment Authority FGIC
5.00%, 10/ 1/2035 (a)	2,250	2,317	5.50%, 4/15/2017	1,000	1,050
		12,735			3,858

Ohio (3.43%)			Puerto Rico (0.98%)
Buckeye Tobacco Settlement Financing			Puerto Rico Sales Tax Financing Corp
Authority			5.00%, 8/ 1/2039	1,000	1,050
5.13%, 6/ 1/2024	1,000	926	5.38%, 8/ 1/2039 (f)	700	687
5.38%, 6/ 1/2024	1,750	1,646	5.50%, 8/ 1/2042 (f)	800	789
5.75%, 6/ 1/2034	500	414			2,526

County of Adams OH			South Carolina (1.58%)
6.25%, 9/ 1/2020 (c)	1,000	816
			South Carolina Educational Facilities Authority
County of Montgomery OH			0.21%, 10/ 1/2039	1,700	1,700
6.25%, 11/15/2033	1,310	1,377
			South Carolina Jobs-Economic Development
Ohio Air Quality Development Authority			Authority AMBAC
5.63%, 6/ 1/2018	1,000	1,054	5.20%, 11/ 1/2027	1,000	1,034
Ohio Higher Educational Facility Commission			South Carolina Jobs-Economic Development
6.75%, 1/15/2039	1,000	1,061	Authority ASSURED GTY
Ohio Housing Finance Agency			5.38%, 2/ 1/2029	1,000	1,042
5.20%, 9/ 1/2029	1,000	1,024	Tobacco Settlement Revenue Management
Ohio Housing Finance Agency/OH			Authority
GNMA/FNMA/FHLMC			5.00%, 6/ 1/2018	275	276
5.40%, 3/ 1/2033	470	477			4,052
		8,795
			Tennessee (1.45%)
Oklahoma (0.09%)			Chattanooga Health Educational & Housing
Oklahoma Housing Finance Agency GNMA			Facility Board
8.00%, 8/ 1/2018	90	90	5.50%, 10/ 1/2020	480	429
Weatherford Hospital Authority			Johnson City Health & Educational Facilities
6.00%, 5/ 1/2025	160	140	Board
		230	7.50%, 7/ 1/2033	1,000	1,130
			5.50%, 7/ 1/2036	375	363

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2010 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)
MUNICIPAL BONDS (continued)			MUNICIPAL BONDS (continued)
Tennessee (continued)			Texas (continued)
Shelby County Health Educational & Housing			Texas Private Activity Bond Surface
Facilities Board			Transportation Corp
5.63%, 9/ 1/2026	$ 500 $	473	6.88%, 12/31/2039	$ 550 $	573
Tennessee Housing Development Agency GO			Texas State Transportation Commission
OF AGY			5.00%, 4/ 1/2020	1,000	1,097
5.70%, 7/ 1/2031	355	355			18,856
4.85%, 1/ 1/2032	1,000	966
		3,716	Utah (1.92%)
			Utah Housing Corp
Texas (7.35%)			5.75%, 7/ 1/2036	965	989
Austin Convention Enterprises Inc			5.25%, 1/ 1/2039 (a)	4,000	3,947
5.75%, 1/ 1/2034 (c)(d)	500	394			4,936
City of Houston TX FSA
5.75%, 3/ 1/2015	85	88	Virginia (0.76%)
County of Harris TX			Lexington Industrial Development Authority
5.00%, 8/15/2032 (a)	1,500	1,554	5.38%, 1/ 1/2028	750	612
Dallas County Flood Control District			Washington County Industrial Development
6.75%, 4/ 1/2016	230	244	Authority/VA
			7.50%, 7/ 1/2029	750	859
Dallas-Fort Worth International Airport
Facilities Improvement Corp BHAC-CR			White Oak Village Shops Community
FGIC			Development Authority
5.50%, 11/ 1/2031	1,500	1,505	5.30%, 3/ 1/2017	500	486
Dallas-Fort Worth International Airport					1,957
Facilities Improvement Corp MBIA			Washington (3.03%)
6.00%, 11/ 1/2023	500	502	FYI Properties
El Paso County Hospital District/TX			5.50%, 6/ 1/2039	1,000	1,047
ASSURED GTY
5.00%, 8/15/2037	1,000	1,018	State of Washington
			6.40%, 6/ 1/2017	3,000	3,629
Harris County Industrial Development Corp
5.00%, 2/ 1/2023	400	399	Washington Health Care Facilities Authority
			7.38%, 3/ 1/2038	1,000	1,103
McLennan County Public Facility Corp
6.63%, 6/ 1/2035	1,000	1,065	Washington Health Care Facilities Authority
			FSA
Metro Health Facilities Development Corp			5.50%, 8/15/2038	1,000	1,019
7.20%, 1/ 1/2021	1,100	1,088	Washington Higher Education Facilities
North Central Texas Health Facility			Authority
Development Corp AMBAC			5.63%, 10/ 1/2040	1,000	985
5.25%, 8/15/2032	1,000	1,008			7,783
North Texas Health Facilities Development
Corp FSA			West Virginia (1.54%)
5.00%, 9/ 1/2024	1,000	1,004	County of Harrison WV
5.00%, 9/ 1/2032	1,000	968	6.88%, 4/15/2022	2,500	2,501
North Texas Tollway Authority			County of Ohio WV
5.63%, 1/ 1/2033	1,000	1,022	5.85%, 6/ 1/2034	250	223
5.75%, 1/ 1/2033	1,000	1,024	West Virginia Hospital Finance Authority
Sea Breeze Public Facility Corp			5.50%, 6/ 1/2034	1,250	1,227
6.50%, 1/ 1/2046	100	79			3,951

Spring Independent School District/TX			Wisconsin (3.96%)
5.00%, 8/15/2034	1,000	1,048
			City of Superior WI
Tarrant County Cultural Education Facilities			5.38%, 11/ 1/2021	750	753
Finance Corp
6.25%, 7/ 1/2028	1,000	1,097	County of Milwaukee WI FSA
			5.25%, 12/ 1/2025	4,000	4,050
6.13%, 11/15/2029	1,000	991
			State of Wisconsin
Texas A&M University			5.38%, 5/ 1/2025	1,000	1,094
5.00%, 5/15/2027	1,000	1,088

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2010 (unaudited)

				Portfolio Summary (unaudited)
		Principal
				Sector	Percent
		Amount	Value
		(000's)	(000's)	Revenue	67.14%
				Insured	23.16%
MUNICIPAL BONDS (continued)				Prerefunded	7.62%
Wisconsin (continued)				General Obligation	5.83%
Wisconsin Health & Educational Facilities				Revenue - Special Tax	1.75%
Authority				Tax Allocation	1.28%
6.00%, 8/15/2019	$ 600 $		602	Certificate Participation	0.64%
				Liability for Floating Rate Notes Issued	(7.51%)
5.65%, 6/ 1/2026		500	429	Other Assets in Excess of Liabilities, Net	0.09%
6.38%, 2/15/2029		500	539	TOTAL NET ASSETS	100.00%
5.00%, 10/ 1/2033		1,000	984
6.63%, 2/15/2039		720	774
Wisconsin Housing & Economic Development
Authority
4.75%, 9/ 1/2033		1,000	931
			10,156

TOTAL MUNICIPAL BONDS		$ 275,644

Total Investments			275,644
LIABILITY FOR FLOATING RATE NOTES ISSUED IN
CONJUNCTION WITH SECURITIES HELD (-7.51%)
Notes with interest rates ranging from 0.18%
to 0.28% at January 31, 2010 and
contractual maturity of collateral from
2011-2039. (g)		(19,272)	(19,272)

Total Net Investments		$ 256,372
Other Assets in Excess of Liabilities, Net - 0.09%			236

TOTAL NET ASSETS - 100.00%		$ 256,608

(a)	Security or portion of underlying security related to Inverse Floaters
entered into by the Fund.	See notes.
(b)	Non-Income Producing Security
(c) Security is Illiquid
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,098 or 0.43% of net assets.
(e)	Variable Rate. Rate shown is in effect at January 31, 2010.
(f)	Security purchased on a when-issued basis.
(g)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at January 31, 2010.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation		$ 12,992
Unrealized Depreciation			(7,962)
Net Unrealized Appreciation (Depreciation)			5,030
Cost for federal income tax purposes			251,335
All dollar amounts are shown in thousands (000's)

Security Valuation. Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, and Principal LifeTime Strategic Income Fund (collectively, the “Principal LifeTime Funds”) along with SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) invest in Institutional Class shares of other series of Principal Funds, Inc. (the "Underlying Funds"). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

Bond & Mortgage Securities Fund, California Municipal Fund, Core Plus Bond Fund I, Disciplined LargeCap Blend Fund, Diversified International Fund, Equity Income Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Quality Intermediate-Term Bond Fund, High Yield Fund, High Yield Fund I, Income Fund, Inflation Protection Fund, International Emerging Markets Fund, International Fund I, International Growth Fund, International Value Fund I, LargeCap Blend Fund I, LargeCap Blend Fund II, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap S&P 500 Index Fund, LargeCap Value Fund, LargeCap Value Fund I, LargeCap Value Fund III, MidCap Blend Fund, MidCap Growth Fund, MidCap Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, MidCap Value Fund III, Money Market Fund, Preferred Securities Fund, Principal Capital Appreciation Fund, Real Estate Securities Fund, Short-Term Bond Fund, Short-Term Income Fund, SmallCap Blend Fund, SmallCap Growth Fund, SmallCap Growth Fund I, SmallCap Growth Fund II, SmallCap S&P 600 Index Fund, SmallCap Value Fund, SmallCap Value Fund I, SmallCap Value Fund II, and Tax-Exempt Bond Fund (known as the "Funds") (with the exception of Money Market Fund, Principal LifeTime Funds, and the SAM Portfolios) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (“the Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are ordinarily not reflected in the Funds’ net asset values. If events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are determined to materially affect the value of a foreign security, then the security is valued at its fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market. Money Market Fund values its securities at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

ÏLevel 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

ÏLevel 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

ÏLevel 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily priced using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs. Frequently, fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Fund are valued using amortized cost, as permitted under 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of January 31, 2010 in valuing the Funds' securities carried at value (amounts shown in thousands):

			Level 2 - Other		Totals (Level 1,2,3)
		Level 1 - Quoted	Significant Observable	Level 3 - Significant Unobservable Inputs
Fund		Prices	Inputs

Bond & Mortgage Securities Fund
Bonds	$ —		$ 1,291,727	$ 39,012	$ 1,330,739
Common Stocks*		121	—	—	121
Convertible Bonds		—	5,719	—	5,719
Municipal Bonds		—	6,329	—	6,329
Repurchase Agreements		—	171,807	—	171,807
Senior Floating Rate Interests		—	35,789	—	35,789
U.S. Government & Government Agency Obligations		—	788,037	—	788,037
	Total investments in securities $	121	$ 2,299,408	$ 39,012	$ 2,338,541
Credit Default Swaps**	$ —		$ (16,669)	$ —	$ (16,669)
Foreign Currency Contracts**	$ —		$ 59	$ —	$ 59
Futures**	$ (117)		$ —	$ —	$ (117)
Interest Rate Swaps**	$ —		$ (26)	$ —	$ (26)

California Municipal Fund
Municipal Bonds	$ —		$ 326,698	$ 4,157	$ 330,855
	Total investments in securities $	—	$ 326,698	$ 4,157	$ 330,855

Core Plus Bond Fund I
Bonds	$ —		$ 758,036	$ 36,074	$ 794,110
Convertible Preferred Stocks
Financial		—	5,467	—	5,467
Municipal Bonds		—	12,913	—	12,913
Repurchase Agreements		—	990,600	—	990,600
U.S. Government & Government Agency Obligations		—	788,425	—	788,425
	Total investments in securities $	—	$ 2,555,441	$ 36,074	$ 2,591,515
Credit Default Swaps**	$ —		$ 130	$ 9	$ 139
Foreign Currency Contracts**	$ —		$ 1,608	$ —	$ 1,608
Futures**	$ 6,404		$ —	$ —	$ 6,404
Interest Rate Swaps**	$ —		$ 2,360	$ —	$ 2,360
Interest Rate Swaptions**	$ —		$ (1,398)	$ —	$ (1,398)
	$ 789		$ —		$ 789
Options**				$ —
Short Sales**	$ —		$ (479)	$ —	$ (479)

Disciplined LargeCap Blend Fund
Common Stocks*	$ 1,904,288		$ —	$ —	$ 1,904,288
Repurchase Agreements		—	79,198	—	79,198
	Total investments in securities $	1,904,288	$ 79,198	$ —	$ 1,983,486
Futures**	$ (2,475)		$ —	$ —	$ (2,475)

Diversified International Fund
Common Stocks
Basic Materials	$ 13,089		$ 148,664	$ 374	$ 162,127
Communications		9,313	77,591	—	86,904
Consumer, Cyclical		559	177,032	—	177,591
Consumer, Non-cyclical		6,490	222,978	—	229,468
Diversified		—	20,012	—	20,012
Energy		17,149	119,942	—	137,091
Financial		2,342	321,446	49	323,837
Industrial		440	147,058	—	147,498
Technology		4,302	66,043	—	70,345
Utilities		—	36,913	—	36,913
Preferred Stocks
Basic Materials		—	7,109	—	7,109
Communications		—	2,803	—	2,803
Consumer, Non-cyclical		—	6,473	—	6,473
Financial		—	5,092	—	5,092
Utilities		—	602	—	602
Repurchase Agreements		—	2,507	—	2,507
	Total investments in securities $	53,684	$ 1,362,265	$ 423	$ 1,416,372

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)
Equity Income Fund
Bonds	$ —		$ 3,911	$ —	$ 3,911
Common Stocks
Basic Materials		65,018	—	—	65,018
Communications		135,551	—	—	135,551
Consumer, Cyclical		264,779	—	—	264,779
Consumer, Non-cyclical		388,703	—	—	388,703
Energy		143,382	—	—	143,382
Financial		417,472	—	—	417,472
Industrial		234,531	—	—	234,531
Technology		142,190	—	—	142,190
Utilities		156,171	—	—	156,171
Preferred Stocks
Financial		—	19,021	—	19,021
Repurchase Agreements		—	70,108	—	70,108
U.S. Government & Government Agency Obligations		—	196	—	196
	Total investments in securities $	1,947,797	$ 93,236	$ —	$ 2,041,033

Global Diversified Income Fund
Bonds	$ —		$ 55,242	$ 1,739	$ 56,981
Common Stocks
Basic Materials		100	191	—	291
Communications		357	470	—	827
Consumer, Cyclical		1,031	586	—	1,617
Consumer, Non-cyclical		1,072	310	—	1,382
Energy		14,264	700	—	14,964
Exchange Traded Funds		366	—	—	366
Financial		6,530	8,393	—	14,923
Industrial		394	517	—	911
Technology		95	21	—	116
Utilities		270	295	—	565
Convertible Bonds		—	129	—	129
Preferred Stocks
Communications		—	1,367	—	1,367
Energy		—	69	—	69
Financial		—	13,031	448	13,479
Utilities		—	1,109	—	1,109
Repurchase Agreements		—	19,533	—	19,533
Senior Floating Rate Interests		—	1,212	—	1,212
	Total investments in securities $	24,479	$ 103,175	$ 2,187	$ 129,841

Global Real Estate Securities Fund
Common Stocks
Consumer, Cyclical	$ 18		$ 38	$ —	$ 56
Consumer, Non-cyclical		67	—	—	67
Diversified		—	79	—	79
Exchange Traded Funds		—	15	—	15
Financial		3,927	6,743	—	10,670
Repurchase Agreements		—	176	—	176
	Total investments in securities $	4,012	$ 7,051	$ —	$ 11,063
Foreign Currency Contracts**	$ —		$ 6	$ —	$ 6

Government & High Quality Bond Fund
Bonds	$ —		$ 347,249	$ —	$ 347,249
Repurchase Agreements		—	66,510	—	66,510
U.S. Government & Government Agency Obligations		—	1,068,248	—	1,068,248
	Total investments in securities $	—	$ 1,482,007	$ —	$ 1,482,007

High Quality Intermediate-Term Bond Fund
Bonds	$ —		$ 29,501	$ 691	$ 30,192
Municipal Bonds		—	159	—	159
Repurchase Agreements		—	5,304	—	5,304
Senior Floating Rate Interests		—	524	—	524
U.S. Government & Government Agency Obligations		—	19,708	—	19,708
	Total investments in securities $	—	$ 55,196	$ 691	$ 55,887
Futures**	$ 1		$ —	$ —	$ 1

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)
High Yield Fund
Bonds	$ —		$ 2,207,493	$ 61,147	$ 2,268,640
Common Stocks
Communications		—	—	—	—
Consumer, Cyclical		—	25,948	942	26,890
Consumer, Non-cyclical		5,923	—	—	5,923
Energy		—	—	—	—
Financial		3,029	—	—	3,029
Industrial		7,344	—	—	7,344
Convertible Bonds		—	204,736	—	204,736
Convertible Preferred Stocks
Financial		—	9,602	—	9,602
Preferred Stocks
Government		—	1,391	—	1,391
Repurchase Agreements		—	85,637	—	85,637
Senior Floating Rate Interests		—	275,149	—	275,149
	Total investments in securities $	16,296	$ 2,809,956	$ 62,089	$ 2,888,341

High Yield Fund I
Bonds	$ —		$ 958,766	$ 5,801	$ 964,567
Common Stocks
Communications		113	—	—	113
Consumer, Cyclical		—	—	108	108
Consumer, Non-cyclical		58	177	—	235
Diversified		960	—	—	960
Industrial		77	—	336	413
Technology		372	—	150	522
Convertible Preferred Stocks
Consumer, Cyclical		—	1,099	—	1,099
Preferred Stocks
Consumer, Cyclical		—	450	—	450
Financial		—	541	3,959	4,500
Repurchase Agreements		—	28,967	—	28,967
Senior Floating Rate Interests		—	92,568	—	92,568
	Total investments in securities $	1,580	$ 1,082,568	$ 10,354	$ 1,094,502

Income Fund
Bonds	$ —		$ 788,242	$ 22,805	$ 811,047
Common Stocks
Energy		—	—	—	—
Financial		—	—	—	—
Convertible Bonds		—	13,684	—	13,684
Preferred Stocks
Government		—	321	—	321
Repurchase Agreements		—	39,003	—	39,003
Senior Floating Rate Interests		—	10,209	—	10,209
U.S. Government & Government Agency Obligations		—	271,618	—	271,618
	Total investments in securities $	—	$ 1,123,077	$ 22,805	$ 1,145,882

Inflation Protection Fund
Bonds	$ —		$ 24,618	$ 10,630	$ 35,248
U.S. Government & Government Agency Obligations		—	424,283	—	424,283
	Total investments in securities $	—	$ 448,901	$ 10,630	$ 459,531
Futures**	$ (13)		$ —	$ —	$ (13)

International Emerging Markets Fund
Common Stocks
Basic Materials	$ 74,014		$ 86,669	$ 2,121	$ 162,804
Communications		49,331	46,597	—	95,928
Consumer, Cyclical		3,180	104,186	—	107,366
Consumer, Non-cyclical		35,948	24,829	—	60,777
Diversified		—	22,854	—	22,854
Energy		92,653	92,188	—	184,841
Financial		13,368	289,303	—	302,671
Industrial		—	89,627	—	89,627
Technology		24,627	133,070	—	157,697
Utilities		4,134	7,890	—	12,024
Preferred Stocks
Basic Materials		—	40,343	—	40,343
Financial		—	27,587	—	27,587
Utilities		—	3,344	—	3,344
Repurchase Agreements		—	20,135	—	20,135
	Total investments in securities $	297,255	$ 988,622	$ 2,121	$ 1,287,998

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)
International Fund I
Common Stocks
Basic Materials	$ 7,967		$ 141,922	$ —	$ 149,889
Communications		5,435	92,278	—	97,713
Consumer, Cyclical		7,874	146,757	—	154,631
Consumer, Non-cyclical		8,474	266,803	—	275,277
Diversified		—	24,508	—	24,508
Energy		—	122,874	—	122,874
Financial		8,680	329,398	—	338,078
Industrial		—	145,364	—	145,364
Technology		—	43,754	—	43,754
Utilities		—	67,133	—	67,133
Preferred Stocks
Consumer, Cyclical		—	118	—	118
Consumer, Non-cyclical		—	1,334	—	1,334
Repurchase Agreements		—	31,838	—	31,838
	Total investments in securities $	38,430	$ 1,414,081	$ —	$ 1,452,511
Futures**	$ (4,000)		$ —	$ —	$ (4,000)

International Growth Fund
Common Stocks
Basic Materials	$ —		$ 180,423	$ —	$ 180,423
Communications		—	58,417	—	58,417
Consumer, Cyclical		—	158,185	—	158,185
Consumer, Non-cyclical		83	337,180	—	337,263
Diversified		—	7,679	—	7,679
Energy		—	75,367	—	75,367
Exchange Traded Funds		5,792	—	—	5,792
Financial		—	186,431	—	186,431
Industrial		—	169,579	—	169,579
Technology		—	41,070	—	41,070
Utilities		—	30,195	—	30,195
Preferred Stocks
Communications		—	4,067	—	4,067
Consumer, Non-cyclical		—	7,723	—	7,723
Repurchase Agreements		—	26,756	—	26,756
	Total investments in securities $	5,875	$ 1,283,072	$ —	$ 1,288,947

International Value Fund I
Common Stocks
Basic Materials	$ —		$ 79,553	$ —	$ 79,553
Communications		—	93,504	—	93,504
Consumer, Cyclical		—	110,324	—	110,324
Consumer, Non-cyclical		—	90,036	—	90,036
Diversified		—	4,433	—	4,433
Energy		—	77,437	—	77,437
Financial		1	241,634	2	241,637
Industrial		—	154,271	—	154,271
Technology		—	27,812	—	27,812
Utilities		—	55,910	—	55,910
Repurchase Agreements		—	38,811	—	38,811
	Total investments in securities $	1	$ 973,725	$ 2	$ 973,728
Futures**	$ (2,447)		$ —	$ —	$ (2,447)

LargeCap Blend Fund I
Common Stocks*	$ 909,042		$ —	$ —	$ 909,042
Repurchase Agreements		—	27,297	—	27,297
	Total investments in securities $	909,042	$ 27,297	$ —	$ 936,339
Futures**	$ (1,119)		$ —	$ —	$ (1,119)

LargeCap Blend Fund II
Common Stocks
Basic Materials	$ 27,831		$ —	$ —	$ 27,831
Communications		79,099	—	—	79,099
Consumer, Cyclical		61,912	—	—	61,912
Consumer, Non-cyclical		175,880	—	—	175,880
Energy		86,223	—	—	86,223
Financial		100,342	—	—	100,342
Industrial		79,737	—	—	79,737
Technology		85,890	—	—	85,890
Utilities		20,891	—	—	20,891
Convertible Preferred Stocks
Financial	$ —		$ 1,620	$ —	$ 1,620
Repurchase Agreements		—	10,128	—	10,128
	Total investments in securities $	717,805	$ 11,748	$ —	$ 729,553
Futures**	$ (749)		$ —	$ —	$ (749)

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)
LargeCap Growth Fund
Common Stocks*	$ 2,280,979		$ —	$ —	$ 2,280,979
Repurchase Agreements		—	79,879	—	79,879
	Total investments in securities $	2,280,979	$ 79,879	$ —	$ 2,360,858

LargeCap Growth Fund I
Common Stocks*	$ 1,755,600		$ —	$ —	$ 1,755,600
Repurchase Agreements		—	65,415	—	65,415
	Total investments in securities $	1,755,600	$ 65,415	$ —	$ 1,821,015
Futures**	$ (3,090)		$ —	$ —	$ (3,090)

LargeCap Growth Fund II
Common Stocks*	$ 1,647,122		$ —	$ —	$ 1,647,122
Repurchase Agreements		—	24,332	—	24,332
	Total investments in securities $	1,647,122	$ 24,332	$ —	$ 1,671,454
Foreign Currency Contracts**	$ —		$ 36	$ —	$ 36
Futures**	$ (2,610)		$ —	$ —	$ (2,610)

LargeCap S&P 500 Index Fund
Common Stocks*	$ 1,099,808		$ —	$ —	$ 1,099,808
Repurchase Agreements		—	38,480	—	38,480
	Total investments in securities $	1,099,808	$ 38,480	$ —	$ 1,138,288
Futures**	$ (1,079)		$ —	$ —	$ (1,079)

LargeCap Value Fund
Common Stocks*	$ 803,830		$ —	$ —	$ 803,830
Repurchase Agreements		—	28,618	—	28,618
	Total investments in securities $	803,830	$ 28,618	$ —	$ 832,448
Futures**	$ (417)		$ —	$ —	$ (417)

LargeCap Value Fund I
Common Stocks*	$ 1,495,749		$ —	$ —	$ 1,495,749
Repurchase Agreements		—	51,669	—	51,669
	Total investments in securities $	1,495,749	$ 51,669	$ —	$ 1,547,418
Futures**	$ (2,518)		$ —	$ —	$ (2,518)

LargeCap Value Fund III
Common Stocks*	$ 1,734,275		$ —	$ —	$ 1,734,275
Repurchase Agreements		—	28,494	—	28,494
	Total investments in securities $	1,734,275	$ 28,494	$ —	$ 1,762,769
Futures**	$ (2,317)		$ —	$ —	$ (2,317)

MidCap Blend Fund
Common Stocks
Basic Materials	$ 29,356		$ 16,529	$ —	$ 45,885
Communications		167,350	—	—	167,350
Consumer, Cyclical		114,912	—	—	114,912
Consumer, Non-cyclical		277,700	—	—	277,700
Diversified		12,432	—	—	12,432
Energy		182,469	—	—	182,469
Financial		183,081	—	—	183,081
Industrial		39,415	—	—	39,415
Technology		56,978	—	—	56,978
Utilities		47,448	—	—	47,448
Repurchase Agreements		—	19,287	—	19,287
	Total investments in securities $	1,111,141	$ 35,816	$ —	$ 1,146,957

MidCap Growth Fund
Common Stocks*	$ 94,103		$ —	$ —	$ 94,103
Repurchase Agreements		—	893	—	893
	Total investments in securities $	94,103	$ 893	$ —	$ 94,996

MidCap Growth Fund III
Common Stocks*	$ 1,181,871		$ —	$ —	$ 1,181,871
Repurchase Agreements		—	31,093	—	31,093
	Total investments in securities $	1,181,871	$ 31,093	$ —	$ 1,212,964
Futures**	$ (1,404)		$ —	$ —	$ (1,404)

MidCap S&P 400 Index Fund
Common Stocks*	$ 260,976		$ —	$ —	$ 260,976
Repurchase Agreements		—	3,560	—	3,560
	Total investments in securities $	260,976	$ 3,560	$ —	$ 264,536
Futures**	$ (140)		$ —	$ —	$ (140)

MidCap Value Fund I
Common Stocks*	$ 1,188,540		$ —	$ —	$ 1,188,540
Repurchase Agreements		—	43,567	—	43,567
	Total investments in securities $	1,188,540	$ 43,567	$ —	$ 1,232,107
Futures**	$ (1,407)		$ —	$ —	$ (1,407)

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)
MidCap Value Fund III
Common Stocks*	$ 85,139		$ —	$ —	$ 85,139
	Total investments in securities $	85,139	$ —	$ —	$ 85,139

Money Market Fund
Bonds	$ —		$ 92,084	$ —	$ 92,084
Certificate of Deposit		—	74,600	—	74,600
Commercial Paper		—	1,234,989	—	1,234,989
Common Stocks
Exchange Traded Funds		17,840	42,540	—	60,380
Municipal Bonds		—	110,690	—	110,690
U.S. Government & Government Agency Obligations		—	44,953	—	44,953
	Total investments in securities $	17,840	$ 1,599,856	$ —	$ 1,617,696

Preferred Securities Fund
Bonds	$ —		$ 691,715	$ 31,339	$ 723,054
Common Stocks
Exchange Traded Funds		9,962	—	—	9,962
Convertible Preferred Stocks
Consumer, Non-cyclical		—	2,445	—	2,445
Preferred Stocks
Communications		—	102,383	—	102,383
Consumer, Non-cyclical		—	786	—	786
Energy		—	5,017	—	5,017
Financial		—	1,293,470	12,869	1,306,339
Utilities		—	158,679	—	158,679
Repurchase Agreements		—	162,054	—	162,054
	Total investments in securities $	9,962	$ 2,416,549	$ 44,208	$ 2,470,719

Principal Capital Appreciation Fund
Common Stocks*	$ 883,163		$ —	$ —	$ 883,163
Repurchase Agreements		—	18,040	—	18,040
	Total investments in securities $	883,163	$ 18,040	$ —	$ 901,203

Principal LifeTime 2010 Fund
Investment Companies	$ 1,697,947		$ —	$ —	$ 1,697,947
	Total investments in securities $	1,697,947	$ —	$ —	$ 1,697,947

Principal LifeTime 2015 Fund
Investment Companies	$ 384,190		$ —	$ —	$ 384,190
	Total investments in securities $	384,190	$ —	$ —	$ 384,190

Principal LifeTime 2020 Fund
Investment Companies	$ 4,262,669		$ —	$ —	$ 4,262,669
	Total investments in securities $	4,262,669	$ —	$ —	$ 4,262,669

Principal LifeTime 2025 Fund
Investment Companies	$ 404,962		$ —	$ —	$ 404,962
	Total investments in securities $	404,962	$ —	$ —	$ 404,962

Principal LifeTime 2030 Fund
Investment Companies	$ 3,770,956		$ —	$ —	$ 3,770,956
	Total investments in securities $	3,770,956	$ —	$ —	$ 3,770,956

Principal LifeTime 2035 Fund
Investment Companies	$ 250,493		$ —	$ —	$ 250,493
	Total investments in securities $	250,493	$ —	$ —	$ 250,493

Principal LifeTime 2040 Fund
Investment Companies	$ 2,155,866		$ —	$ —	$ 2,155,866
	Total investments in securities $	2,155,866	$ —	$ —	$ 2,155,866

Principal LifeTime 2045 Fund
Investment Companies	$ 102,260		$ —	$ —	$ 102,260
	Total investments in securities $	102,260	$ —	$ —	$ 102,260

Principal LifeTime 2050 Fund
Investment Companies	$ 893,716		$ —	$ —	$ 893,716
	Total investments in securities $	893,716	$ —	$ —	$ 893,716

Principal LifeTime 2055 Fund
Investment Companies	$ 14,249		$ —	$ —	$ 14,249
	Total investments in securities $	14,249	$ —	$ —	$ 14,249

Principal LifeTime Strategic Income Fund
Investment Companies	$ 593,099		$ —	$ —	$ 593,099
	Total investments in securities $	593,099	$ —	$ —	$ 593,099

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)
Real Estate Securities Fund
Common Stocks*	$ 1,529,803		$ —	$ —	$ 1,529,803
Repurchase Agreements		—	41,630	—	41,630
	Total investments in securities $	1,529,803	$ 41,630	$ —	$ 1,571,433

SAM Balanced Portfolio
Investment Companies	$ 3,067,370		$ —	$ —	$ 3,067,370
	Total investments in securities $	3,067,370	$ —	$ —	$ 3,067,370

SAM Conservative Balanced Portfolio
Investment Companies	$ 706,584		$ —	$ —	$ 706,584
	Total investments in securities $	706,584	$ —	$ —	$ 706,584

SAM Conservative Growth Portfolio
Investment Companies	$ 2,231,142		$ —	$ —	$ 2,231,142
	Total investments in securities $	2,231,142	$ —	$ —	$ 2,231,142

SAM Flexible Income Portfolio
Investment Companies	$ 813,508		$ —	$ —	$ 813,508
	Total investments in securities $	813,508	$ —	$ —	$ 813,508

SAM Strategic Growth Portfolio
Investment Companies	$ 1,413,453		$ —	$ —	$ 1,413,453
	Total investments in securities $	1,413,453	$ —	$ —	$ 1,413,453

Short-Term Bond Fund
Bonds	$ —		$ 112,641	$ 2,834	$ 115,475
Repurchase Agreements		—	3,983	—	3,983
U.S. Government & Government Agency Obligations		—	22,474	—	22,474
	Total investments in securities $	—	$ 139,098	$ 2,834	$ 141,932

Short-Term Income Fund
Bonds	$ —		$ 486,203	$ 86	$ 486,289
Repurchase Agreements		—	21,320	—	21,320
U.S. Government & Government Agency Obligations		—	22,920	—	22,920
	Total investments in securities $	—	$ 530,443	$ 86	$ 530,529
Futures**	$ 59		$ —	$ —	$ 59

SmallCap Blend Fund
Common Stocks*	$ 185,736		$ —	$ —	$ 185,736
Repurchase Agreements		—	5,340	—	5,340
	Total investments in securities $	185,736	$ 5,340	$ —	$ 191,076
Futures**	$ 10		$ —	$ —	$ 10

SmallCap Growth Fund
Common Stocks*	$ 228,478		$ —	$ —	$ 228,478
Repurchase Agreements		—	4,201	—	4,201
	Total investments in securities $	228,478	$ 4,201	$ —	$ 232,679
Futures**	$ 13		$ —	$ —	$ 13

SmallCap Growth Fund I
Common Stocks
Basic Materials	$ 5,107		$ —	$ —	$ 5,107
Communications		64,483	—	—	64,483
Consumer, Cyclical		82,854	—	—	82,854
Consumer, Non-cyclical		162,283	—	59	162,342
Diversified		20	—	—	20
Energy		32,516	—	—	32,516
Financial		18,375	—	—	18,375
Industrial		51,972	—	—	51,972
Technology		82,252	—	—	82,252
Utilities		319	—	—	319
Repurchase Agreements		—	23,725	—	23,725
	Total investments in securities $	500,181	$ 23,725	$ 59	$ 523,965
Futures**	$ (1,215)		$ —	$ —	$ (1,215)

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)
SmallCap Growth Fund II
Common Stocks
Basic Materials	$ 7,807		$ —	$ —	$ 7,807
Communications		43,533	1,029	—	44,562
Consumer, Cyclical		51,496	—	—	51,496
Consumer, Non-cyclical		104,964	—	36	105,000
Diversified		12	—	—	12
Energy		15,071	—	—	15,071
Financial		11,738	—	—	11,738
Industrial		37,529	—	—	37,529
Technology		60,093	—	—	60,093
Utilities		193	—	—	193
Repurchase Agreements		—	8,620	—	8,620
	Total investments in securities $	332,436	$ 9,649	$ 36	$ 342,121
Futures**	$ (648)		$ —	$ —	$ (648)

SmallCap S&P 600 Index Fund
Common Stocks*	$ 279,519		$ —	$ —	$ 279,519
Repurchase Agreements		—	12,318	—	12,318
	Total investments in securities $	279,519	$ 12,318	$ —	$ 291,837
Futures**	$ (594)		$ —	$ —	$ (594)

SmallCap Value Fund
Common Stocks*	$ 432,472		$ —	$ —	$ 432,472
Repurchase Agreements		—	9,219	—	9,219
	Total investments in securities $	432,472	$ 9,219	$ —	$ 441,691

SmallCap Value Fund I
Common Stocks*	$ 127,183		$ —	$ —	$ 127,183
Repurchase Agreements		—	3,359	—	3,359
	Total investments in securities $	127,183	$ 3,359	$ —	$ 130,542
Futures**	$ (261)		$ —	$ —	$ (261)

SmallCap Value Fund II
Common Stocks
Basic Materials	$ 25,647		$ —	$ —	$ 25,647
Communications		25,645	—	—	25,645
Consumer, Cyclical		78,638	—	21	78,659
Consumer, Non-cyclical		61,003	—	—	61,003
Diversified		228	—	—	228
Energy		33,851	—	—	33,851
Financial		140,543	—	4	140,547
Industrial		87,916	—	—	87,916
Technology		36,999	—	—	36,999
Utilities		10,156	—	—	10,156
Repurchase Agreements		—	26,265	—	26,265
	Total investments in securities $	500,626	$ 26,265	$ 25	$ 526,916
Futures**	$ (1,160)		$ —	$ —	$ (1,160)

Tax-Exempt Bond Fund
Municipal Bonds	$ —		$ 269,574	$ 6,070	$ 275,644
	Total investments in securities $	—	$ 269,574	$ 6,070	$ 275,644

*For additional detail regarding sector classifications, please see the Schedules of Investments

** Futures, foreign currency contracts, written options and swap agreements are valued at the unrealized appreciation/(depreciation) of the instrument.

The changes in investments measured at fair value for which the Funds' have used level 3 inputs to determine fair value are as follows (amounts shown in thousands):

				Change in	Net	Transfers In	Value
		Accrued	Realized	Unrealized	Purchases and/or Out of January 31,
Fund	Value October 31, 2009 Discounts/Premiums		Gain/(Loss)	Gain/(Loss)	/Sales	Level 3	2010
Bond & Mortgage Securities Fund
Bonds	47,021	(216)	(5,529)	7,057	2,952	(12,273)	39,012
Total	47,021	(216)	(5,529)	7,057	2,952	(12,273)	39,012

California Municipal Bond Fund
Municipal Bonds	4,038	-	-	119	-	-	4,157
Total	4,038	-	-	119	-	-	4,157

Core Plus Bond Fund I
Bonds	11,654	39	-	1,341	23,040	-	36,074
Total	11,654	39	-	1,341	23,040	-	36,074
Credit Default Swaps	-	-	-	1	1	7	9

Diversified International Fund
Common Stock
Basic Materials	-	-	-	85	-	289	374
Financial	-	-	-	49	-	-	49
Total	-	-	-	134	-	289	423

Global Diversified Income Fund
Bonds	46	-	-	(29)	1,768	(46)	1,739
Preferred Stock							-
Financial	-	-	-	-	448	-	448
Total	46	-	-	(29)	2,216	(46)	2,187

Global Real Estate Securities Fund
Common Stock
Financial	31	-	-	(5)	(26)	-	-
Total	31	-	-	(5)	(26)	-	-

High Quality Intermediate-Term Bond Fund
Bonds	1,220	-	(174)	212	32	(599)	691
Total	1,220	-	(174)	212	32	(599)	691

High Yield Fund
Bonds	136,667	99	(910)	1,357	(12,905)	(63,161)	61,147
Common Stock
Communications	148	-	(1,728)	1,715	(135)	-	-
Consumer, Cyclical	943	-	-	(1)	-	-	942
Consumer, Non-cyclical	4,612	-	1,566	(1,087)	(5,091)	-	-
Technology	1,056	-	(1,150)	914	(820)	-	-
Total	143,426	99	(2,222)	2,898	(18,951)	(63,161)	62,089

HighYield Fund I
Bonds	11,799	67	(1,432)	2,154	(2,975)	(3,812)	5,801
Common Stock
Consumer, Cyclical	-	-	-	4	104	-	108
Industrial	336	-	-	-	-	-	336
Technology	-		-	(26)	176	-	150
Preferred Stock
Financial	-	-	-	170	3,789	-	3,959
Senior Floating Rate Interests	192		(120)	128	(27)	(173)	-
Total	12,327	67	(1,552)	2,430	1,067	(3,985)	10,354

Income Fund
Bonds	22,978	1	-	(174)	-	-	22,805
Total	22,978	1	-	(174)	-	-	22,805

Inflation Protection Fund
Bonds	10,158	-	(46)	560	(1,999)	1,957	10,630
Total	10,158	-	(46)	560	(1,999)	1,957	10,630

International Emerging Markets Fund
Common Stock
Basic Materials	-	-	-	480	1,641	-	2,121
Total	-	-	-	480	1,641	-	2,121

International Fund I
Common Stock
Financial	-	-	40	-	(40)	-	-
Industrial	76			(23)	(53)		-
Total	76	-	40	(23)	(93)	-	-

International Growth Fund
Common Stock
Utilities	151	-	-	-	-	(151)	-
Total	151	-	-	-	-	(151)	-

International Value Fund I
Common Stock
Diversified		8		(1)	(2)	(5)	-	-
Financial		-	-	-	2	-	-	2
	Total	8	-	(1)	-	(5)	-	2

Preferred Securities Fund
Bonds		25,599	9		228	14,463	(8,960)	31,339
Common Stock
Financial		5,088	-	(337)	2,276	(600)	6,442	12,869
	Total	30,687	9	(337)	2,504	13,863	(2,518)	44,208

Short-Term Bond Fund
Bonds		3,335	-	(689)	862	117	(791)	2,834
	Total	3,335	-	(689)	862	117	(791)	2,834

Short-Term Income Fund
Bonds		86	-	-	-	-	-	86
	Total	86	-	-	-	-	-	86

SmallCap Growth Fund I
Common Stock
Consumer, Non-cyclical		40	-	-	(6)	25	-	59
Energy		1	-	-	2	(3)	-	-
	Total	41	-	-	(4)	22	-	59

SmallCap Growth Fund II
Common Stock
Consumer, Non-cyclical		36	-	1	(5)	4	-	36
Energy		1	-	-	1	(2)	-	-
	Total	37	-	1	(4)	2	-	36

SmallCap Value Fund II
Common Stock
Consumer, Cyclical		21	-	-	-	-	-	21
Consumer, Non-cyclical		-	-	3	-	(3)	-	-
Financial		-	-	-	(3)	-	7	4
	Total	21	-	3	(3)	(3)	7	25

Tax-Exempt Bond Fund
Municipal Bonds		4,210	-	-	69	-	1,791	6,070
	Total	4,210	-	-	69	-	1,791	6,070

The Fund’s schedules of investments as of January 31, 2010 have not been audited. This report is provided for the general information of the Fund’s shareholders. For more information regarding the Fund and its holdings, please see the Fund’s prospectus and annual report.

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Principal Funds, Inc.

By /s/ Nora M. Everett Nora M. Everett, President and CEO

Date 03/22/2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Nora M. Everett

Nora M. Everett, President and CEO

Date 03/22/2010

By /s/ Layne A. Rasmussen

Layne A. Rasmussen, Vice President, Controller and Chief Financial Officer

Date 03/22/2010